UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® SAI Low Duration Bond Fund Fidelity® SAI Low Duration Bond Fund : FZOLX

This semi-annual shareholder report contains information about Fidelity® SAI Low Duration Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Low Duration Bond Fund	$ 10	0.20%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$7,487,875,730
Number of Holdings	426
Portfolio Turnover	65%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 21.4
AAA - 22.9
AA - 3.6
A - 24.3
BBB - 17.1
BB - 0.7
Not Rated - 1.5
Short-Term Investments and Net Other Assets (Liabilities) - 8.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 45.8
Asset-Backed Securities - 21.8
U.S. Treasury Obligations - 21.4
CMOs and Other Mortgage Related Securities - 2.2
Other Investments - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 8.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 79.2
Canada - 3.8
United Kingdom - 3.2
Grand Cayman (UK Overseas Ter) - 3.1
Germany - 2.6
Netherlands - 1.7
Japan - 1.3
Switzerland - 1.2
Ireland - 1.1
Others - 2.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	20.2
Barclays PLC	1.6
Wells Fargo & Co	1.3
US Treasury Bill	1.2
UBS Group AG	1.2
Athene Global Funding	1.2
Bank of Montreal	1.2
Royal Bank of Canada	1.1
JPMorgan Chase & Co	1.1
Toronto Dominion Bank	1.0
31.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915466.100    6217-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® SAI Investment Grade Securitized Fund Fidelity® SAI Investment Grade Securitized Fund : FSMOX

This semi-annual shareholder report contains information about Fidelity® SAI Investment Grade Securitized Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Investment Grade Securitized Fund	$ 15	0.30%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$1,222,966,168
Number of Holdings	1,574
Portfolio Turnover	817%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 92.2
AAA - 12.5
AA - 0.5
A - 0.0
Not Rated - 16.3
Short-Term Investments and Net Other Assets (Liabilities) - (21.5)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Government Agency - Mortgage Securities - 91.0
CMOs and Other Mortgage Related Securities - 26.2
Asset-Backed Securities - 2.9
U.S. Treasury Obligations - 1.2
Options - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - (21.5)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.9
Canada - 0.1

TOP HOLDINGS (% of Fund's net assets)
Fannie Mae Mortgage pass-thru certificates	37.3
Ginnie Mae II Pool	23.7
Freddie Mac Gold Pool	21.2
Freddie Mac Multifamily Structured pass-thru certificates	6.2
Fannie Mae Guaranteed REMICS	5.1
Uniform Mortgage Backed Securities	3.9
Ginnie Mae I Pool	3.6
Freddie Mac Non Gold Pool	1.8
Wells Fargo Commercial Mortgage Trust	1.2
US Treasury Notes	0.8
104.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915503.100    7329-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® SAI Sustainable Core Plus Bond Fund Fidelity® SAI Sustainable Core Plus Bond Fund : FIABX

This semi-annual shareholder report contains information about Fidelity® SAI Sustainable Core Plus Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable Core Plus Bond Fund	$ 18	0.36%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$118,491,154
Number of Holdings	810
Portfolio Turnover	215%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 63.5
AAA - 6.5
AA - 0.5
A - 7.7
BBB - 10.6
BB - 3.4
B - 2.8
CCC,CC,C - 1.0
Not Rated - 1.3
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 48.1
Corporate Bonds - 25.8
U.S. Government Agency - Mortgage Securities - 15.4
Asset-Backed Securities - 6.2
Foreign Government and Government Agency Obligations - 0.7
CMOs and Other Mortgage Related Securities - 0.5
Bank Loan Obligations - 0.4
Preferred Securities - 0.2
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 85.7
Grand Cayman (UK Overseas Ter) - 4.1
United Kingdom - 2.2
Canada - 0.9
Bailiwick Of Jersey - 0.9
France - 0.9
Germany - 0.9
Netherlands - 0.8
Multi-national - 0.7
Others - 2.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	36.7
US Treasury Bonds	11.4
Ginnie Mae II Pool	4.6
Fannie Mae Mortgage pass-thru certificates	4.3
Uniform Mortgage Backed Securities	4.2
Freddie Mac Gold Pool	1.8
Morgan Stanley	1.0
JPMorgan Chase & Co	1.0
Bank of America Corp	0.7
AES Corp/The	0.5
66.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915492.100    6540-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Series Bond Index Fund Fidelity® Series Bond Index Fund : FIFZX

This semi-annual shareholder report contains information about Fidelity® Series Bond Index Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$27,519,039,148
Number of Holdings	9,111
Portfolio Turnover	62%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 70.1
AAA - 2.6
AA - 3.0
A - 12.8
BBB - 11.2
BB - 0.5
Not Rated - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - (0.7)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 44.8
Corporate Bonds - 27.1
U.S. Government Agency - Mortgage Securities - 25.0
Foreign Government and Government Agency Obligations - 1.5
CMOs and Other Mortgage Related Securities - 1.2
Municipal Securities - 0.4
Asset-Backed Securities - 0.4
U.S. Government Agency Obligations - 0.3
Other Investments - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.7)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.7
Canada - 1.3
United Kingdom - 1.0
Multi-national - 0.9
Japan - 0.6
Mexico - 0.3
Germany - 0.2
Australia - 0.2
Spain - 0.2
Others - 1.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	35.5
Fannie Mae Mortgage pass-thru certificates	9.7
US Treasury Bonds	9.3
Freddie Mac Gold Pool	8.2
Ginnie Mae II Pool	5.0
Uniform Mortgage Backed Securities	1.1
Ginnie Mae I Pool	0.9
JPMorgan Chase & Co	0.8
Bank of America Corp	0.8
Freddie Mac Multifamily Structured pass-thru certificates	0.7
72.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915463.100    3357-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Short-Term Bond Fund Fidelity Advisor® Short-Term Bond Fund Class M : FBNTX

This semi-annual shareholder report contains information about Fidelity® Short-Term Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 26	0.51%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$2,382,814,908
Number of Holdings	466
Portfolio Turnover	55%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 37.5
AAA - 20.4
AA - 0.9
A - 18.3
BBB - 16.9
BB - 1.4
B - 0.3
Not Rated - 3.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 37.3
Corporate Bonds - 36.9
Asset-Backed Securities - 18.3
CMOs and Other Mortgage Related Securities - 6.3
Other Investments - 0.3
U.S. Government Agency - Mortgage Securities - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 82.5
United Kingdom - 3.9
Grand Cayman (UK Overseas Ter) - 3.1
Germany - 2.9
Canada - 2.9
France - 1.0
Ireland - 0.9
Bailiwick Of Jersey - 0.6
Denmark - 0.5
Others - 1.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	37.3
JPMorgan Chase & Co	1.6
Barclays PLC	1.3
Bank of America Corp	1.1
Citigroup Inc	1.1
General Motors Financial Co Inc	0.9
Athene Global Funding	0.8
Deutsche Bank AG/New York NY	0.8
Ford Motor Credit Co LLC	0.8
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	0.8
46.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915422.100    2844-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Investment Grade Bond Fund Fidelity Advisor® Investment Grade Bond Fund Class I : FGBPX

This semi-annual shareholder report contains information about Fidelity® Investment Grade Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 25	0.50%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$10,614,160,097
Number of Holdings	4,134
Portfolio Turnover	211%
What did the Fund invest in?
(as of February 28, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 60.2
AAA - 9.0
AA - 0.6
A - 6.4
BBB - 17.4
BB - 2.9
B - 1.1
CCC,CC,C - 0.0
Not Rated - 4.9
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.5)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 46.8
Corporate Bonds - 25.0
U.S. Government Agency - Mortgage Securities - 13.4
Asset-Backed Securities - 8.9
CMOs and Other Mortgage Related Securities - 8.0
Preferred Securities - 0.2
Foreign Government and Government Agency Obligations - 0.1
Other Investments - 0.1
Municipal Securities - 0.0
Options - 0.0
Bank Loan Obligations - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.5)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.9
Grand Cayman (UK Overseas Ter) - 4.7
Germany - 0.8
Mexico - 0.8
United Kingdom - 0.7
Ireland - 0.5
France - 0.5
Switzerland - 0.4
Bailiwick Of Jersey - 0.4
Others - 1.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	37.5
US Treasury Bonds	9.3
Fannie Mae Mortgage pass-thru certificates	4.3
Ginnie Mae II Pool	3.8
Freddie Mac Gold Pool	3.1
Uniform Mortgage Backed Securities	1.8
Citigroup Inc	1.5
Bank of America Corp	1.2
Charter Communications Operating LLC / Charter Communications Operating Capital	0.9
JPMorgan Chase & Co	0.8
64.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915389.100    1126-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Tactical Bond Fund Fidelity® Tactical Bond Fund : FBAGX

This semi-annual shareholder report contains information about Fidelity® Tactical Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Tactical Bond Fund	$ 35	0.70%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$51,288,699
Number of Holdings	95
Portfolio Turnover	33%
What did the Fund invest in?
(as of February 28, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 51.5
AAA - 1.0
AA - 0.3
A - 2.9
BBB - 12.7
BB - 11.2
B - 9.5
CCC,CC,C - 3.1
D - 0.0
Not Rated - 5.5
Equities - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 51.5
Corporate Bonds - 20.2
Bank Loan Obligations - 10.7
Asset-Backed Securities - 4.8
Foreign Government and Government Agency Obligations - 4.6
Preferred Securities - 2.9
CMOs and Other Mortgage Related Securities - 2.0
Municipal Securities - 1.0
Common Stocks - 0.4
Alternative Funds - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 82.7
Canada - 2.8
United Kingdom - 2.5
Germany - 1.9
Japan - 1.3
Mexico - 1.1
Brazil - 1.0
Dominican Republic - 1.0
Grand Cayman (UK Overseas Ter) - 0.9
Others - 4.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	37.0
US Treasury Bonds	14.5
Domino's Pizza Master Issuer LLC	1.6
Bank of Nova Scotia/The	1.5
Japan Government	1.3
Petroleos Mexicanos	1.1
Chicago IL Brd Ed	1.0
Dominican Republic	1.0
Planet Fitness Master Issuer LLC	1.0
DPL Inc	0.9
60.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915478.100    6502-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Short-Term Bond Fund Fidelity Advisor® Short-Term Bond Fund Class I : FBNIX

This semi-annual shareholder report contains information about Fidelity® Short-Term Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 15	0.30%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$2,382,814,908
Number of Holdings	466
Portfolio Turnover	55%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 37.5
AAA - 20.4
AA - 0.9
A - 18.3
BBB - 16.9
BB - 1.4
B - 0.3
Not Rated - 3.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 37.3
Corporate Bonds - 36.9
Asset-Backed Securities - 18.3
CMOs and Other Mortgage Related Securities - 6.3
Other Investments - 0.3
U.S. Government Agency - Mortgage Securities - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 82.5
United Kingdom - 3.9
Grand Cayman (UK Overseas Ter) - 3.1
Germany - 2.9
Canada - 2.9
France - 1.0
Ireland - 0.9
Bailiwick Of Jersey - 0.6
Denmark - 0.5
Others - 1.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	37.3
JPMorgan Chase & Co	1.6
Barclays PLC	1.3
Bank of America Corp	1.1
Citigroup Inc	1.1
General Motors Financial Co Inc	0.9
Athene Global Funding	0.8
Deutsche Bank AG/New York NY	0.8
Ford Motor Credit Co LLC	0.8
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	0.8
46.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915423.100    2845-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Tactical Bond Fund Fidelity Advisor® Tactical Bond Fund Class I : FBAHX

This semi-annual shareholder report contains information about Fidelity® Tactical Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 35	0.70%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$51,288,699
Number of Holdings	95
Portfolio Turnover	33%
What did the Fund invest in?
(as of February 28, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 51.5
AAA - 1.0
AA - 0.3
A - 2.9
BBB - 12.7
BB - 11.2
B - 9.5
CCC,CC,C - 3.1
D - 0.0
Not Rated - 5.5
Equities - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 51.5
Corporate Bonds - 20.2
Bank Loan Obligations - 10.7
Asset-Backed Securities - 4.8
Foreign Government and Government Agency Obligations - 4.6
Preferred Securities - 2.9
CMOs and Other Mortgage Related Securities - 2.0
Municipal Securities - 1.0
Common Stocks - 0.4
Alternative Funds - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 82.7
Canada - 2.8
United Kingdom - 2.5
Germany - 1.9
Japan - 1.3
Mexico - 1.1
Brazil - 1.0
Dominican Republic - 1.0
Grand Cayman (UK Overseas Ter) - 0.9
Others - 4.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	37.0
US Treasury Bonds	14.5
Domino's Pizza Master Issuer LLC	1.6
Bank of Nova Scotia/The	1.5
Japan Government	1.3
Petroleos Mexicanos	1.1
Chicago IL Brd Ed	1.0
Dominican Republic	1.0
Planet Fitness Master Issuer LLC	1.0
DPL Inc	0.9
60.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915482.100    6506-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Conservative Income Bond Fund Fidelity Advisor® Conservative Income Bond Fund Class A : FCNQX

This semi-annual shareholder report contains information about Fidelity® Conservative Income Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 23	0.45%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$6,831,394,231
Number of Holdings	303
Portfolio Turnover	81%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 18.3
AAA - 13.5
AA - 3.8
A - 24.7
BBB - 11.2
BB - 0.3
Not Rated - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 28.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 40.2
U.S. Treasury Obligations - 18.3
Asset-Backed Securities - 13.5
Short-Term Investments and Net Other Assets (Liabilities) - 28.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 85.5
Canada - 4.2
Germany - 3.0
United Kingdom - 2.7
Netherlands - 1.4
Switzerland - 1.1
Japan - 0.6
Australia - 0.4
Ireland - 0.3
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	14.4
US Treasury Notes	3.9
Sumitomo Mitsui Trust Bank Ltd/ New York	1.5
Bank of Montreal	1.4
JPMorgan Chase & Co	1.3
Barclays PLC	1.3
Mitsubishi UFJ Trust & Banking Corp/NY	1.3
Royal Bank of Canada	1.2
ING US Funding LLC	1.2
Mizuho Bank Ltd/New York NY	1.2
28.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915444.100    7362-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Series Sustainable Investment Grade Bond Fund Fidelity® Series Sustainable Investment Grade Bond Fund : FIGDX

This semi-annual shareholder report contains information about Fidelity® Series Sustainable Investment Grade Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Sustainable Investment Grade Bond Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$9,257,024
Number of Holdings	141
Portfolio Turnover	255%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 68.0
AAA - 2.8
AA - 0.8
A - 8.5
BBB - 11.5
BB - 0.2
Not Rated - 2.7
Short-Term Investments and Net Other Assets (Liabilities) - 5.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 51.8
Corporate Bonds - 21.0
U.S. Government Agency - Mortgage Securities - 16.2
Asset-Backed Securities - 5.4
CMOs and Other Mortgage Related Securities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 5.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.3
Grand Cayman (UK Overseas Ter) - 5.4
Canada - 0.7
China - 0.3
United Kingdom - 0.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	39.5
US Treasury Bonds	12.3
Uniform Mortgage Backed Securities	6.6
Ginnie Mae II Pool	3.6
RR 28 LTD / RR 28 LLC	2.7
Allegro Clo Xii Ltd	2.7
Fannie Mae Mortgage pass-thru certificates	2.6
Freddie Mac Gold Pool	1.5
Ginnie Mae I Pool	1.2
AES Corp/The	1.0
73.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915501.100    7314-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Corporate Bond Fund Fidelity Advisor® Corporate Bond Fund Class C : FCCCX

This semi-annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 76	1.54%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$2,024,708,254
Number of Holdings	629
Portfolio Turnover	37%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 6.6
AAA - 0.1
AA - 0.0
A - 23.4
BBB - 60.6
BB - 5.5
B - 1.3
Not Rated - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 89.8
U.S. Treasury Obligations - 6.6
Asset-Backed Securities - 0.6
Preferred Securities - 0.3
Foreign Government and Government Agency Obligations - 0.1
Other Investments - 0.1
Municipal Securities - 0.0
CMOs and Other Mortgage Related Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 79.9
United Kingdom - 3.6
Canada - 3.3
Ireland - 3.2
Germany - 2.0
France - 1.3
Netherlands - 1.1
Switzerland - 1.1
Spain - 0.9
Others - 3.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	6.6
JPMorgan Chase & Co	2.6
Bank of America Corp	2.4
Morgan Stanley	2.2
Wells Fargo & Co	1.7
Boeing Co	1.7
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.3
Duke Energy Corp	1.2
PNC Financial Services Group Inc/The	1.1
UBS Group AG	1.1
21.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915439.100    2217-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Corporate Bond Fund Fidelity Advisor® Corporate Bond Fund Class A : FCBAX

This semi-annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.78%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$2,024,708,254
Number of Holdings	629
Portfolio Turnover	37%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 6.6
AAA - 0.1
AA - 0.0
A - 23.4
BBB - 60.6
BB - 5.5
B - 1.3
Not Rated - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 89.8
U.S. Treasury Obligations - 6.6
Asset-Backed Securities - 0.6
Preferred Securities - 0.3
Foreign Government and Government Agency Obligations - 0.1
Other Investments - 0.1
Municipal Securities - 0.0
CMOs and Other Mortgage Related Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 79.9
United Kingdom - 3.6
Canada - 3.3
Ireland - 3.2
Germany - 2.0
France - 1.3
Netherlands - 1.1
Switzerland - 1.1
Spain - 0.9
Others - 3.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	6.6
JPMorgan Chase & Co	2.6
Bank of America Corp	2.4
Morgan Stanley	2.2
Wells Fargo & Co	1.7
Boeing Co	1.7
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.3
Duke Energy Corp	1.2
PNC Financial Services Group Inc/The	1.1
UBS Group AG	1.1
21.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915438.100    2209-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Investment Grade Bond Fund Fidelity Advisor® Investment Grade Bond Fund Class C : FGBCX

This semi-annual shareholder report contains information about Fidelity® Investment Grade Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 76	1.53%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$10,614,160,097
Number of Holdings	4,134
Portfolio Turnover	211%
What did the Fund invest in?
(as of February 28, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 60.2
AAA - 9.0
AA - 0.6
A - 6.4
BBB - 17.4
BB - 2.9
B - 1.1
CCC,CC,C - 0.0
Not Rated - 4.9
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.5)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 46.8
Corporate Bonds - 25.0
U.S. Government Agency - Mortgage Securities - 13.4
Asset-Backed Securities - 8.9
CMOs and Other Mortgage Related Securities - 8.0
Preferred Securities - 0.2
Foreign Government and Government Agency Obligations - 0.1
Other Investments - 0.1
Municipal Securities - 0.0
Options - 0.0
Bank Loan Obligations - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.5)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.9
Grand Cayman (UK Overseas Ter) - 4.7
Germany - 0.8
Mexico - 0.8
United Kingdom - 0.7
Ireland - 0.5
France - 0.5
Switzerland - 0.4
Bailiwick Of Jersey - 0.4
Others - 1.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	37.5
US Treasury Bonds	9.3
Fannie Mae Mortgage pass-thru certificates	4.3
Ginnie Mae II Pool	3.8
Freddie Mac Gold Pool	3.1
Uniform Mortgage Backed Securities	1.8
Citigroup Inc	1.5
Bank of America Corp	1.2
Charter Communications Operating LLC / Charter Communications Operating Capital	0.9
JPMorgan Chase & Co	0.8
64.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915387.100    1124-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Investment Grade Bond Fund Fidelity Advisor® Investment Grade Bond Fund Class M : FGBTX

This semi-annual shareholder report contains information about Fidelity® Investment Grade Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 38	0.75%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$10,614,160,097
Number of Holdings	4,134
Portfolio Turnover	211%
What did the Fund invest in?
(as of February 28, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 60.2
AAA - 9.0
AA - 0.6
A - 6.4
BBB - 17.4
BB - 2.9
B - 1.1
CCC,CC,C - 0.0
Not Rated - 4.9
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.5)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 46.8
Corporate Bonds - 25.0
U.S. Government Agency - Mortgage Securities - 13.4
Asset-Backed Securities - 8.9
CMOs and Other Mortgage Related Securities - 8.0
Preferred Securities - 0.2
Foreign Government and Government Agency Obligations - 0.1
Other Investments - 0.1
Municipal Securities - 0.0
Options - 0.0
Bank Loan Obligations - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.5)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.9
Grand Cayman (UK Overseas Ter) - 4.7
Germany - 0.8
Mexico - 0.8
United Kingdom - 0.7
Ireland - 0.5
France - 0.5
Switzerland - 0.4
Bailiwick Of Jersey - 0.4
Others - 1.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	37.5
US Treasury Bonds	9.3
Fannie Mae Mortgage pass-thru certificates	4.3
Ginnie Mae II Pool	3.8
Freddie Mac Gold Pool	3.1
Uniform Mortgage Backed Securities	1.8
Citigroup Inc	1.5
Bank of America Corp	1.2
Charter Communications Operating LLC / Charter Communications Operating Capital	0.9
JPMorgan Chase & Co	0.8
64.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915388.100    1125-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Sustainable Core Plus Bond Fund Fidelity Advisor® Sustainable Core Plus Bond Fund Class Z : FIAMX

This semi-annual shareholder report contains information about Fidelity® Sustainable Core Plus Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 18	0.36%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$40,617,105
Number of Holdings	657
Portfolio Turnover	238%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 53.5
AAA - 7.6
AA - 1.1
A - 10.8
BBB - 16.5
BB - 3.4
B - 2.6
CCC,CC,C - 1.3
Not Rated - 1.9
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 36.3
Corporate Bonds - 35.3
U.S. Government Agency - Mortgage Securities - 17.2
Asset-Backed Securities - 7.8
CMOs and Other Mortgage Related Securities - 1.0
Bank Loan Obligations - 0.5
Preferred Securities - 0.4
Foreign Government and Government Agency Obligations - 0.2
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 82.5
Grand Cayman (UK Overseas Ter) - 4.8
United Kingdom - 2.3
Multi-national - 1.3
Bailiwick Of Jersey - 1.2
Netherlands - 1.0
Canada - 1.0
France - 1.0
Italy - 0.8
Others - 4.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	24.6
US Treasury Bonds	11.7
Fannie Mae Mortgage pass-thru certificates	5.1
Ginnie Mae II Pool	4.4
Uniform Mortgage Backed Securities	4.0
Freddie Mac Gold Pool	2.6
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC	1.3
Allegro Clo Xv Ltd / Allegro Clo Vx LLC	1.0
AES Corp/The	0.9
Ginnie Mae I Pool	0.8
56.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915498.100    6546-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Series Corporate Bond Fund Fidelity® Series Corporate Bond Fund : FHMFX

This semi-annual shareholder report contains information about Fidelity® Series Corporate Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Corporate Bond Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$773,734,022
Number of Holdings	611
Portfolio Turnover	32%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 7.7
AAA - 0.1
AA - 0.2
A - 24.2
BBB - 57.5
BB - 5.7
B - 0.9
Not Rated - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 87.8
U.S. Treasury Obligations - 7.7
Asset-Backed Securities - 0.5
Preferred Securities - 0.2
Foreign Government and Government Agency Obligations - 0.1
CMOs and Other Mortgage Related Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 82.1
United Kingdom - 3.5
Ireland - 2.9
Canada - 2.7
Germany - 1.6
France - 1.5
Belgium - 1.2
Netherlands - 1.0
Switzerland - 0.8
Others - 2.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	7.5
Bank of America Corp	2.5
Morgan Stanley	2.5
JPMorgan Chase & Co	2.4
Wells Fargo & Co	1.9
Boeing Co	1.7
CVS Health Corp	1.3
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl	1.2
Charter Communications Operating LLC / Charter Communications Operating Capital	1.2
Barclays PLC	1.2
23.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915459.100    3220-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Short-Term Bond Fund Fidelity® Short-Term Bond Fund : FSHBX

This semi-annual shareholder report contains information about Fidelity® Short-Term Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Short-Term Bond Fund	$ 15	0.30%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$2,382,814,908
Number of Holdings	466
Portfolio Turnover	55%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 37.5
AAA - 20.4
AA - 0.9
A - 18.3
BBB - 16.9
BB - 1.4
B - 0.3
Not Rated - 3.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 37.3
Corporate Bonds - 36.9
Asset-Backed Securities - 18.3
CMOs and Other Mortgage Related Securities - 6.3
Other Investments - 0.3
U.S. Government Agency - Mortgage Securities - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 82.5
United Kingdom - 3.9
Grand Cayman (UK Overseas Ter) - 3.1
Germany - 2.9
Canada - 2.9
France - 1.0
Ireland - 0.9
Bailiwick Of Jersey - 0.6
Denmark - 0.5
Others - 1.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	37.3
JPMorgan Chase & Co	1.6
Barclays PLC	1.3
Bank of America Corp	1.1
Citigroup Inc	1.1
General Motors Financial Co Inc	0.9
Athene Global Funding	0.8
Deutsche Bank AG/New York NY	0.8
Ford Motor Credit Co LLC	0.8
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	0.8
46.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915425.100    450-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Sustainable Core Plus Bond Fund Fidelity Advisor® Sustainable Core Plus Bond Fund Class M : FIAKX

This semi-annual shareholder report contains information about Fidelity® Sustainable Core Plus Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 37	0.75%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$40,617,105
Number of Holdings	657
Portfolio Turnover	238%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 53.5
AAA - 7.6
AA - 1.1
A - 10.8
BBB - 16.5
BB - 3.4
B - 2.6
CCC,CC,C - 1.3
Not Rated - 1.9
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 36.3
Corporate Bonds - 35.3
U.S. Government Agency - Mortgage Securities - 17.2
Asset-Backed Securities - 7.8
CMOs and Other Mortgage Related Securities - 1.0
Bank Loan Obligations - 0.5
Preferred Securities - 0.4
Foreign Government and Government Agency Obligations - 0.2
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 82.5
Grand Cayman (UK Overseas Ter) - 4.8
United Kingdom - 2.3
Multi-national - 1.3
Bailiwick Of Jersey - 1.2
Netherlands - 1.0
Canada - 1.0
France - 1.0
Italy - 0.8
Others - 4.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	24.6
US Treasury Bonds	11.7
Fannie Mae Mortgage pass-thru certificates	5.1
Ginnie Mae II Pool	4.4
Uniform Mortgage Backed Securities	4.0
Freddie Mac Gold Pool	2.6
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC	1.3
Allegro Clo Xv Ltd / Allegro Clo Vx LLC	1.0
AES Corp/The	0.9
Ginnie Mae I Pool	0.8
56.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915496.100    6544-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Sustainable Low Duration Bond Fund Fidelity Advisor® Sustainable Low Duration Bond Fund Class I : FAPDX

This semi-annual shareholder report contains information about Fidelity® Sustainable Low Duration Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 13	0.25%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$35,780,314
Number of Holdings	279
Portfolio Turnover	60%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 32.5
AAA - 11.8
AA - 2.9
A - 23.3
BBB - 23.8
BB - 0.5
Not Rated - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 4.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 50.3
U.S. Treasury Obligations - 32.5
Asset-Backed Securities - 11.8
Other Investments - 0.7
CMOs and Other Mortgage Related Securities - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 4.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.2
Canada - 4.0
United Kingdom - 2.8
Ireland - 1.3
Netherlands - 0.7
China - 0.7
Italy - 0.6
Germany - 0.4
Australia - 0.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	28.0
US Treasury Notes	4.5
Bank of America Corp	2.1
Wells Fargo & Co	1.6
Morgan Stanley	1.6
Truist Financial Corp	1.5
Goldman Sachs Group Inc/The	1.5
JPMorgan Chase & Co	1.3
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.3
HSBC Holdings PLC	1.1
44.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915490.100    6530-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Sustainable Low Duration Bond Fund Fidelity Advisor® Sustainable Low Duration Bond Fund Class M : FAPBX

This semi-annual shareholder report contains information about Fidelity® Sustainable Low Duration Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 22	0.43%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$35,780,314
Number of Holdings	279
Portfolio Turnover	60%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 32.5
AAA - 11.8
AA - 2.9
A - 23.3
BBB - 23.8
BB - 0.5
Not Rated - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 4.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 50.3
U.S. Treasury Obligations - 32.5
Asset-Backed Securities - 11.8
Other Investments - 0.7
CMOs and Other Mortgage Related Securities - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 4.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.2
Canada - 4.0
United Kingdom - 2.8
Ireland - 1.3
Netherlands - 0.7
China - 0.7
Italy - 0.6
Germany - 0.4
Australia - 0.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	28.0
US Treasury Notes	4.5
Bank of America Corp	2.1
Wells Fargo & Co	1.6
Morgan Stanley	1.6
Truist Financial Corp	1.5
Goldman Sachs Group Inc/The	1.5
JPMorgan Chase & Co	1.3
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.3
HSBC Holdings PLC	1.1
44.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915489.100    6529-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Corporate Bond Fund Fidelity® Corporate Bond Fund : FCBFX

This semi-annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Corporate Bond Fund	$ 23	0.45%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$2,024,708,254
Number of Holdings	629
Portfolio Turnover	37%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 6.6
AAA - 0.1
AA - 0.0
A - 23.4
BBB - 60.6
BB - 5.5
B - 1.3
Not Rated - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 89.8
U.S. Treasury Obligations - 6.6
Asset-Backed Securities - 0.6
Preferred Securities - 0.3
Foreign Government and Government Agency Obligations - 0.1
Other Investments - 0.1
Municipal Securities - 0.0
CMOs and Other Mortgage Related Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 79.9
United Kingdom - 3.6
Canada - 3.3
Ireland - 3.2
Germany - 2.0
France - 1.3
Netherlands - 1.1
Switzerland - 1.1
Spain - 0.9
Others - 3.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	6.6
JPMorgan Chase & Co	2.6
Bank of America Corp	2.4
Morgan Stanley	2.2
Wells Fargo & Co	1.7
Boeing Co	1.7
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.3
Duke Energy Corp	1.2
PNC Financial Services Group Inc/The	1.1
UBS Group AG	1.1
21.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915437.100    2208-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Series Investment Grade Bond Fund Fidelity® Series Investment Grade Bond Fund : FSIGX

This semi-annual shareholder report contains information about Fidelity® Series Investment Grade Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Investment Grade Bond Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$35,709,511,578
Number of Holdings	4,917
Portfolio Turnover	228%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 62.0
AAA - 8.2
AA - 0.9
A - 6.5
BBB - 17.2
BB - 1.8
B - 1.3
CCC,CC,C - 0.0
Not Rated - 4.5
Short-Term Investments and Net Other Assets (Liabilities) - (2.4)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 41.4
Corporate Bonds - 24.6
U.S. Government Agency - Mortgage Securities - 20.6
Asset-Backed Securities - 8.5
CMOs and Other Mortgage Related Securities - 7.0
Other Investments - 0.2
Foreign Government and Government Agency Obligations - 0.1
Options - 0.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.4)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.4
Grand Cayman (UK Overseas Ter) - 4.9
United Kingdom - 1.2
Mexico - 1.2
Ireland - 0.7
Germany - 0.5
Switzerland - 0.5
France - 0.5
Multi-national - 0.3
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	31.0
US Treasury Bonds	10.4
Fannie Mae Mortgage pass-thru certificates	7.7
Ginnie Mae II Pool	5.5
Freddie Mac Gold Pool	5.2
Uniform Mortgage Backed Securities	1.4
Petroleos Mexicanos	1.2
JPMorgan Chase & Co	1.0
Wells Fargo & Co	0.8
Bank of America Corp	0.8
65.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915436.100    2114-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Corporate Bond Fund Fidelity Advisor® Corporate Bond Fund Class M : FCBTX

This semi-annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 41	0.81%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$2,024,708,254
Number of Holdings	629
Portfolio Turnover	37%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 6.6
AAA - 0.1
AA - 0.0
A - 23.4
BBB - 60.6
BB - 5.5
B - 1.3
Not Rated - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 89.8
U.S. Treasury Obligations - 6.6
Asset-Backed Securities - 0.6
Preferred Securities - 0.3
Foreign Government and Government Agency Obligations - 0.1
Other Investments - 0.1
Municipal Securities - 0.0
CMOs and Other Mortgage Related Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 79.9
United Kingdom - 3.6
Canada - 3.3
Ireland - 3.2
Germany - 2.0
France - 1.3
Netherlands - 1.1
Switzerland - 1.1
Spain - 0.9
Others - 3.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	6.6
JPMorgan Chase & Co	2.6
Bank of America Corp	2.4
Morgan Stanley	2.2
Wells Fargo & Co	1.7
Boeing Co	1.7
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.3
Duke Energy Corp	1.2
PNC Financial Services Group Inc/The	1.1
UBS Group AG	1.1
21.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915440.100    2218-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity Flex® U.S. Bond Index Fund Fidelity Flex® U.S. Bond Index Fund : FIBUX

This semi-annual shareholder report contains information about Fidelity Flex® U.S. Bond Index Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® U.S. Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$2,776,719,010
Number of Holdings	4,765
Portfolio Turnover	71%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 70.7
AAA - 2.8
AA - 2.8
A - 12.8
BBB - 11.1
BB - 0.4
Not Rated - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - (1.0)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 45.8
Corporate Bonds - 27.1
U.S. Government Agency - Mortgage Securities - 24.4
Foreign Government and Government Agency Obligations - 1.3
CMOs and Other Mortgage Related Securities - 1.0
U.S. Government Agency Obligations - 0.5
Municipal Securities - 0.4
Asset-Backed Securities - 0.3
Other Investments - 0.2
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (1.0)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.7
Canada - 1.2
United Kingdom - 1.0
Multi-national - 0.9
Japan - 0.6
Germany - 0.3
Mexico - 0.3
Spain - 0.2
Australia - 0.2
Others - 1.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	36.1
US Treasury Bonds	9.7
Fannie Mae Mortgage pass-thru certificates	9.6
Freddie Mac Gold Pool	7.3
Ginnie Mae II Pool	4.6
Uniform Mortgage Backed Securities	1.8
Ginnie Mae I Pool	1.0
Bank of America Corp	0.8
JPMorgan Chase & Co	0.6
Freddie Mac Multifamily Structured pass-thru certificates	0.6
72.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915452.100    2917-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Sustainable Core Plus Bond Fund Fidelity® Sustainable Core Plus Bond Fund : FIAEX

This semi-annual shareholder report contains information about Fidelity® Sustainable Core Plus Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Core Plus Bond Fund	$ 23	0.45%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$40,617,105
Number of Holdings	657
Portfolio Turnover	238%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 53.5
AAA - 7.6
AA - 1.1
A - 10.8
BBB - 16.5
BB - 3.4
B - 2.6
CCC,CC,C - 1.3
Not Rated - 1.9
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 36.3
Corporate Bonds - 35.3
U.S. Government Agency - Mortgage Securities - 17.2
Asset-Backed Securities - 7.8
CMOs and Other Mortgage Related Securities - 1.0
Bank Loan Obligations - 0.5
Preferred Securities - 0.4
Foreign Government and Government Agency Obligations - 0.2
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 82.5
Grand Cayman (UK Overseas Ter) - 4.8
United Kingdom - 2.3
Multi-national - 1.3
Bailiwick Of Jersey - 1.2
Netherlands - 1.0
Canada - 1.0
France - 1.0
Italy - 0.8
Others - 4.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	24.6
US Treasury Bonds	11.7
Fannie Mae Mortgage pass-thru certificates	5.1
Ginnie Mae II Pool	4.4
Uniform Mortgage Backed Securities	4.0
Freddie Mac Gold Pool	2.6
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC	1.3
Allegro Clo Xv Ltd / Allegro Clo Vx LLC	1.0
AES Corp/The	0.9
Ginnie Mae I Pool	0.8
56.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915493.100    6541-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Conservative Income Bond Fund Fidelity Advisor® Conservative Income Bond Fund Class Z : FCNYX

This semi-annual shareholder report contains information about Fidelity® Conservative Income Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 10	0.20%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$6,831,394,231
Number of Holdings	303
Portfolio Turnover	81%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 18.3
AAA - 13.5
AA - 3.8
A - 24.7
BBB - 11.2
BB - 0.3
Not Rated - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 28.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 40.2
U.S. Treasury Obligations - 18.3
Asset-Backed Securities - 13.5
Short-Term Investments and Net Other Assets (Liabilities) - 28.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 85.5
Canada - 4.2
Germany - 3.0
United Kingdom - 2.7
Netherlands - 1.4
Switzerland - 1.1
Japan - 0.6
Australia - 0.4
Ireland - 0.3
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	14.4
US Treasury Notes	3.9
Sumitomo Mitsui Trust Bank Ltd/ New York	1.5
Bank of Montreal	1.4
JPMorgan Chase & Co	1.3
Barclays PLC	1.3
Mitsubishi UFJ Trust & Banking Corp/NY	1.3
Royal Bank of Canada	1.2
ING US Funding LLC	1.2
Mizuho Bank Ltd/New York NY	1.2
28.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915446.100    7364-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Conservative Income Bond Fund Fidelity Advisor® Conservative Income Bond Fund Class I : FCNWX

This semi-annual shareholder report contains information about Fidelity® Conservative Income Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 13	0.25%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$6,831,394,231
Number of Holdings	303
Portfolio Turnover	81%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 18.3
AAA - 13.5
AA - 3.8
A - 24.7
BBB - 11.2
BB - 0.3
Not Rated - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 28.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 40.2
U.S. Treasury Obligations - 18.3
Asset-Backed Securities - 13.5
Short-Term Investments and Net Other Assets (Liabilities) - 28.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 85.5
Canada - 4.2
Germany - 3.0
United Kingdom - 2.7
Netherlands - 1.4
Switzerland - 1.1
Japan - 0.6
Australia - 0.4
Ireland - 0.3
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	14.4
US Treasury Notes	3.9
Sumitomo Mitsui Trust Bank Ltd/ New York	1.5
Bank of Montreal	1.4
JPMorgan Chase & Co	1.3
Barclays PLC	1.3
Mitsubishi UFJ Trust & Banking Corp/NY	1.3
Royal Bank of Canada	1.2
ING US Funding LLC	1.2
Mizuho Bank Ltd/New York NY	1.2
28.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915445.100    7363-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Sustainable Low Duration Bond Fund Fidelity Advisor® Sustainable Low Duration Bond Fund Class C : FANDX

This semi-annual shareholder report contains information about Fidelity® Sustainable Low Duration Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 65	1.29%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$35,780,314
Number of Holdings	279
Portfolio Turnover	60%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 32.5
AAA - 11.8
AA - 2.9
A - 23.3
BBB - 23.8
BB - 0.5
Not Rated - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 4.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 50.3
U.S. Treasury Obligations - 32.5
Asset-Backed Securities - 11.8
Other Investments - 0.7
CMOs and Other Mortgage Related Securities - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 4.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.2
Canada - 4.0
United Kingdom - 2.8
Ireland - 1.3
Netherlands - 0.7
China - 0.7
Italy - 0.6
Germany - 0.4
Australia - 0.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	28.0
US Treasury Notes	4.5
Bank of America Corp	2.1
Wells Fargo & Co	1.6
Morgan Stanley	1.6
Truist Financial Corp	1.5
Goldman Sachs Group Inc/The	1.5
JPMorgan Chase & Co	1.3
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.3
HSBC Holdings PLC	1.1
44.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915488.100    6528-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Tactical Bond Fund Fidelity Advisor® Tactical Bond Fund Class A : FTKAX

This semi-annual shareholder report contains information about Fidelity® Tactical Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 47	0.95%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$51,288,699
Number of Holdings	95
Portfolio Turnover	33%
What did the Fund invest in?
(as of February 28, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 51.5
AAA - 1.0
AA - 0.3
A - 2.9
BBB - 12.7
BB - 11.2
B - 9.5
CCC,CC,C - 3.1
D - 0.0
Not Rated - 5.5
Equities - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 51.5
Corporate Bonds - 20.2
Bank Loan Obligations - 10.7
Asset-Backed Securities - 4.8
Foreign Government and Government Agency Obligations - 4.6
Preferred Securities - 2.9
CMOs and Other Mortgage Related Securities - 2.0
Municipal Securities - 1.0
Common Stocks - 0.4
Alternative Funds - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 82.7
Canada - 2.8
United Kingdom - 2.5
Germany - 1.9
Japan - 1.3
Mexico - 1.1
Brazil - 1.0
Dominican Republic - 1.0
Grand Cayman (UK Overseas Ter) - 0.9
Others - 4.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	37.0
US Treasury Bonds	14.5
Domino's Pizza Master Issuer LLC	1.6
Bank of Nova Scotia/The	1.5
Japan Government	1.3
Petroleos Mexicanos	1.1
Chicago IL Brd Ed	1.0
Dominican Republic	1.0
Planet Fitness Master Issuer LLC	1.0
DPL Inc	0.9
60.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915479.100    6503-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Series Government Money Market Fund Fidelity® Series Government Money Market Fund : FGNXX

This semi-annual shareholder report contains information about Fidelity® Series Government Money Market Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Government Money Market Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$2,183,098,365
Number of Holdings	486
What did the Fund invest in?
(as of February 28, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	72.1
8-30	8.2
31-60	8.4
61-90	5.9
91-180	1.7
>180	4.6

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 42.4
U.S. Government Agency - Debt - 39.3
U.S. Treasury Obligations - 19.2
Net Other Assets (Liabilities) - (0.9)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915451.100    2815-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® SAI Total Bond Fund Fidelity® SAI Total Bond Fund : FSMTX

This semi-annual shareholder report contains information about Fidelity® SAI Total Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Total Bond Fund	$ 14	0.29%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$19,993,002,793
Number of Holdings	6,447
Portfolio Turnover	250%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 51.3
AAA - 8.0
AA - 1.5
A - 7.7
BBB - 16.6
BB - 4.3
B - 5.4
CCC,CC,C - 1.8
D - 0.0
Not Rated - 4.9
Equities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (1.6)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 31.1
Corporate Bonds - 27.9
U.S. Government Agency - Mortgage Securities - 20.2
Asset-Backed Securities - 7.9
CMOs and Other Mortgage Related Securities - 7.3
Bank Loan Obligations - 5.3
Foreign Government and Government Agency Obligations - 1.3
Preferred Securities - 0.4
Common Stocks - 0.1
Other Investments - 0.1
Options - 0.0
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (1.6)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 85.5
Grand Cayman (UK Overseas Ter) - 4.7
United Kingdom - 1.5
Mexico - 1.3
Germany - 1.2
Ireland - 0.8
France - 0.7
Switzerland - 0.5
Canada - 0.4
Others - 3.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	20.4
US Treasury Bonds	10.7
Fannie Mae Mortgage pass-thru certificates	7.7
Ginnie Mae II Pool	5.6
Freddie Mac Gold Pool	4.5
Uniform Mortgage Backed Securities	1.5
JPMorgan Chase & Co	1.2
Petroleos Mexicanos	1.1
Bank of America Corp	1.0
Goldman Sachs Group Inc/The	0.8
54.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915462.100    3308-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Tactical Bond Fund Fidelity Advisor® Tactical Bond Fund Class M : FTYMX

This semi-annual shareholder report contains information about Fidelity® Tactical Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 47	0.95%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$51,288,699
Number of Holdings	95
Portfolio Turnover	33%
What did the Fund invest in?
(as of February 28, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 51.5
AAA - 1.0
AA - 0.3
A - 2.9
BBB - 12.7
BB - 11.2
B - 9.5
CCC,CC,C - 3.1
D - 0.0
Not Rated - 5.5
Equities - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 51.5
Corporate Bonds - 20.2
Bank Loan Obligations - 10.7
Asset-Backed Securities - 4.8
Foreign Government and Government Agency Obligations - 4.6
Preferred Securities - 2.9
CMOs and Other Mortgage Related Securities - 2.0
Municipal Securities - 1.0
Common Stocks - 0.4
Alternative Funds - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 82.7
Canada - 2.8
United Kingdom - 2.5
Germany - 1.9
Japan - 1.3
Mexico - 1.1
Brazil - 1.0
Dominican Republic - 1.0
Grand Cayman (UK Overseas Ter) - 0.9
Others - 4.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	37.0
US Treasury Bonds	14.5
Domino's Pizza Master Issuer LLC	1.6
Bank of Nova Scotia/The	1.5
Japan Government	1.3
Petroleos Mexicanos	1.1
Chicago IL Brd Ed	1.0
Dominican Republic	1.0
Planet Fitness Master Issuer LLC	1.0
DPL Inc	0.9
60.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915481.100    6505-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® SAI Sustainable Low Duration Bond Fund Fidelity® SAI Sustainable Low Duration Bond Fund : FAPFX

This semi-annual shareholder report contains information about Fidelity® SAI Sustainable Low Duration Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable Low Duration Bond Fund	$ 10	0.20%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$38,524,101
Number of Holdings	318
Portfolio Turnover	40%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 33.3
AAA - 11.9
AA - 2.0
A - 24.4
BBB - 26.1
BB - 0.5
Not Rated - 0.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 53.2
U.S. Treasury Obligations - 33.3
Asset-Backed Securities - 11.9
CMOs and Other Mortgage Related Securities - 0.3
Other Investments - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.9
Canada - 4.1
United Kingdom - 2.6
Ireland - 1.2
China - 0.8
Netherlands - 0.6
Italy - 0.5
Australia - 0.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	29.1
US Treasury Notes	4.2
Morgan Stanley	1.9
JPMorgan Chase & Co	1.9
Bank of America Corp	1.8
Wells Fargo & Co	1.6
Truist Financial Corp	1.4
Goldman Sachs Group Inc/The	1.4
PNC Financial Services Group Inc/The	1.3
Equitable Financial Life Global Funding	1.2
45.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915485.100    6525-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Sustainable Low Duration Bond Fund Fidelity® Sustainable Low Duration Bond Fund : FAPGX

This semi-annual shareholder report contains information about Fidelity® Sustainable Low Duration Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Low Duration Bond Fund	$ 13	0.25%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$35,780,314
Number of Holdings	279
Portfolio Turnover	60%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 32.5
AAA - 11.8
AA - 2.9
A - 23.3
BBB - 23.8
BB - 0.5
Not Rated - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 4.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 50.3
U.S. Treasury Obligations - 32.5
Asset-Backed Securities - 11.8
Other Investments - 0.7
CMOs and Other Mortgage Related Securities - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 4.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.2
Canada - 4.0
United Kingdom - 2.8
Ireland - 1.3
Netherlands - 0.7
China - 0.7
Italy - 0.6
Germany - 0.4
Australia - 0.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	28.0
US Treasury Notes	4.5
Bank of America Corp	2.1
Wells Fargo & Co	1.6
Morgan Stanley	1.6
Truist Financial Corp	1.5
Goldman Sachs Group Inc/The	1.5
JPMorgan Chase & Co	1.3
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.3
HSBC Holdings PLC	1.1
44.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915486.100    6526-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Sustainable Core Plus Bond Fund Fidelity Advisor® Sustainable Core Plus Bond Fund Class A : FIAIX

This semi-annual shareholder report contains information about Fidelity® Sustainable Core Plus Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 34	0.68%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$40,617,105
Number of Holdings	657
Portfolio Turnover	238%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 53.5
AAA - 7.6
AA - 1.1
A - 10.8
BBB - 16.5
BB - 3.4
B - 2.6
CCC,CC,C - 1.3
Not Rated - 1.9
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 36.3
Corporate Bonds - 35.3
U.S. Government Agency - Mortgage Securities - 17.2
Asset-Backed Securities - 7.8
CMOs and Other Mortgage Related Securities - 1.0
Bank Loan Obligations - 0.5
Preferred Securities - 0.4
Foreign Government and Government Agency Obligations - 0.2
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 82.5
Grand Cayman (UK Overseas Ter) - 4.8
United Kingdom - 2.3
Multi-national - 1.3
Bailiwick Of Jersey - 1.2
Netherlands - 1.0
Canada - 1.0
France - 1.0
Italy - 0.8
Others - 4.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	24.6
US Treasury Bonds	11.7
Fannie Mae Mortgage pass-thru certificates	5.1
Ginnie Mae II Pool	4.4
Uniform Mortgage Backed Securities	4.0
Freddie Mac Gold Pool	2.6
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC	1.3
Allegro Clo Xv Ltd / Allegro Clo Vx LLC	1.0
AES Corp/The	0.9
Ginnie Mae I Pool	0.8
56.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915494.100    6542-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Conservative Income Bond Fund Fidelity® Conservative Income Bond Fund : FCNVX

This semi-annual shareholder report contains information about Fidelity® Conservative Income Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Conservative Income Bond Fund	$ 13	0.25%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$6,831,394,231
Number of Holdings	303
Portfolio Turnover	81%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 18.3
AAA - 13.5
AA - 3.8
A - 24.7
BBB - 11.2
BB - 0.3
Not Rated - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 28.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 40.2
U.S. Treasury Obligations - 18.3
Asset-Backed Securities - 13.5
Short-Term Investments and Net Other Assets (Liabilities) - 28.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 85.5
Canada - 4.2
Germany - 3.0
United Kingdom - 2.7
Netherlands - 1.4
Switzerland - 1.1
Japan - 0.6
Australia - 0.4
Ireland - 0.3
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	14.4
US Treasury Notes	3.9
Sumitomo Mitsui Trust Bank Ltd/ New York	1.5
Bank of Montreal	1.4
JPMorgan Chase & Co	1.3
Barclays PLC	1.3
Mitsubishi UFJ Trust & Banking Corp/NY	1.3
Royal Bank of Canada	1.2
ING US Funding LLC	1.2
Mizuho Bank Ltd/New York NY	1.2
28.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915443.100    2268-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® U.S. Bond Index Fund Fidelity® U.S. Bond Index Fund : FXNAX

This semi-annual shareholder report contains information about Fidelity® U.S. Bond Index Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® U.S. Bond Index Fund	$ 1	0.03%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$62,297,117,001
Number of Holdings	9,694
Portfolio Turnover	55%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 70.4
AAA - 2.5
AA - 2.5
A - 12.4
BBB - 11.5
BB - 0.3
Not Rated - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - (0.4)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 45.1
Corporate Bonds - 26.5
U.S. Government Agency - Mortgage Securities - 25.0
CMOs and Other Mortgage Related Securities - 1.4
Foreign Government and Government Agency Obligations - 1.2
Municipal Securities - 0.4
Asset-Backed Securities - 0.4
U.S. Government Agency Obligations - 0.3
Other Investments - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (0.4)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.3
United Kingdom - 1.1
Canada - 1.0
Japan - 0.6
Multi-national - 0.6
Mexico - 0.2
Germany - 0.2
Belgium - 0.2
Australia - 0.2
Others - 1.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	36.3
Fannie Mae Mortgage pass-thru certificates	10.1
US Treasury Bonds	8.8
Freddie Mac Gold Pool	8.3
Ginnie Mae II Pool	4.8
Ginnie Mae I Pool	1.0
Uniform Mortgage Backed Securities	0.8
Freddie Mac Multifamily Structured pass-thru certificates	0.8
JPMorgan Chase & Co	0.8
Bank of America Corp	0.7
72.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915427.100    2326-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Series Short-Term Credit Fund Fidelity® Series Short-Term Credit Fund : FYBTX

This semi-annual shareholder report contains information about Fidelity® Series Short-Term Credit Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Short-Term Credit Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$460,051,097
Number of Holdings	395
Portfolio Turnover	57%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 17.0
AAA - 15.2
AA - 1.6
A - 28.9
BBB - 31.2
BB - 2.5
B - 0.0
Not Rated - 3.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 62.0
U.S. Treasury Obligations - 16.2
Asset-Backed Securities - 15.8
CMOs and Other Mortgage Related Securities - 4.6
U.S. Government Agency - Mortgage Securities - 0.8
Other Investments - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 78.3
United Kingdom - 6.2
Germany - 4.0
Grand Cayman (UK Overseas Ter) - 3.2
Canada - 2.0
Ireland - 1.5
Japan - 1.0
Netherlands - 0.7
Bailiwick Of Jersey - 0.6
Others - 2.5

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	16.2
JPMorgan Chase & Co	3.2
Bank of America Corp	2.9
HSBC Holdings PLC	2.4
General Motors Financial Co Inc	2.2
Wells Fargo & Co	1.8
Citigroup Inc	1.8
CF Hippolyta Issuer LLC	1.7
Morgan Stanley	1.7
T-Mobile USA Inc	1.6
35.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915450.100    2743-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Intermediate Bond Fund Fidelity® Intermediate Bond Fund : FTHRX

This semi-annual shareholder report contains information about Fidelity® Intermediate Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Intermediate Bond Fund	$ 23	0.45%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$3,912,356,758
Number of Holdings	718
Portfolio Turnover	37%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 40.8
AAA - 12.4
AA - 0.8
A - 17.7
BBB - 22.4
BB - 2.1
B - 0.4
CCC,CC,C - 0.0
Not Rated - 2.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 41.1
U.S. Treasury Obligations - 40.5
Asset-Backed Securities - 12.0
CMOs and Other Mortgage Related Securities - 4.7
U.S. Government Agency - Mortgage Securities - 0.3
Foreign Government and Government Agency Obligations - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 83.8
United Kingdom - 4.0
Grand Cayman (UK Overseas Ter) - 2.8
Germany - 1.8
Ireland - 1.4
Japan - 1.4
Canada - 1.3
France - 1.1
Bailiwick Of Jersey - 0.5
Others - 1.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	40.5
Bank of America Corp	1.7
Morgan Stanley	1.6
JPMorgan Chase & Co	1.4
GMF Floorplan Owner Revolving Trust	1.1
Wells Fargo & Co	1.0
Ford Motor Credit Co LLC	0.9
Barclays PLC	0.8
HSBC Holdings PLC	0.8
Citigroup Inc	0.7
50.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915392.100    32-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Corporate Bond Fund Fidelity Advisor® Corporate Bond Fund Class I : FCBIX

This semi-annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 25	0.51%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$2,024,708,254
Number of Holdings	629
Portfolio Turnover	37%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 6.6
AAA - 0.1
AA - 0.0
A - 23.4
BBB - 60.6
BB - 5.5
B - 1.3
Not Rated - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 89.8
U.S. Treasury Obligations - 6.6
Asset-Backed Securities - 0.6
Preferred Securities - 0.3
Foreign Government and Government Agency Obligations - 0.1
Other Investments - 0.1
Municipal Securities - 0.0
CMOs and Other Mortgage Related Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 79.9
United Kingdom - 3.6
Canada - 3.3
Ireland - 3.2
Germany - 2.0
France - 1.3
Netherlands - 1.1
Switzerland - 1.1
Spain - 0.9
Others - 3.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	6.6
JPMorgan Chase & Co	2.6
Bank of America Corp	2.4
Morgan Stanley	2.2
Wells Fargo & Co	1.7
Boeing Co	1.7
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.3
Duke Energy Corp	1.2
PNC Financial Services Group Inc/The	1.1
UBS Group AG	1.1
21.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915441.100    2220-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity Flex® Conservative Income Bond Fund Fidelity Flex® Conservative Income Bond Fund : FJTDX

This semi-annual shareholder report contains information about Fidelity Flex® Conservative Income Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Conservative Income Bond Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$508,199,316
Number of Holdings	328
Portfolio Turnover	77%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 17.5
AAA - 14.5
AA - 3.4
A - 25.0
BBB - 13.3
BB - 0.2
Not Rated - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 25.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 42.4
U.S. Treasury Obligations - 17.5
Asset-Backed Securities - 14.5
Short-Term Investments and Net Other Assets (Liabilities) - 25.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 85.5
Canada - 3.8
United Kingdom - 3.2
Germany - 2.5
Switzerland - 1.3
Netherlands - 1.3
Japan - 0.8
Australia - 0.4
France - 0.3
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	14.7
US Treasury Notes	2.8
Sumitomo Mitsui Trust Bank Ltd/ New York	1.5
JPMorgan Chase & Co	1.5
Mitsubishi UFJ Trust & Banking Corp/NY	1.4
UBS Group AG	1.3
Barclays PLC	1.3
Wells Fargo & Co	1.3
Mizuho Bank Ltd/New York NY	1.2
Goldman Sachs Group Inc/The	1.2
28.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915456.100    3087-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® SAI Short-Term Bond Fund Fidelity® SAI Short-Term Bond Fund : FZOMX

This semi-annual shareholder report contains information about Fidelity® SAI Short-Term Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Short-Term Bond Fund	$ 11	0.21%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$4,054,504,044
Number of Holdings	544
Portfolio Turnover	62%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 37.1
AAA - 18.9
AA - 0.5
A - 19.7
BBB - 19.6
BB - 1.4
B - 0.0
Not Rated - 1.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 40.9
U.S. Treasury Obligations - 37.0
Asset-Backed Securities - 18.0
CMOs and Other Mortgage Related Securities - 3.1
U.S. Government Agency - Mortgage Securities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 80.2
United Kingdom - 4.9
Grand Cayman (UK Overseas Ter) - 3.2
Germany - 2.9
Canada - 2.3
France - 1.5
Ireland - 1.2
Denmark - 0.9
Switzerland - 0.6
Others - 2.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	37.0
Bank of America Corp	1.7
JPMorgan Chase & Co	1.5
Citigroup Inc	1.4
Barclays PLC	1.2
HSBC Holdings PLC	1.2
Wells Fargo & Co	1.1
General Motors Financial Co Inc	1.0
Athene Global Funding	1.0
Deutsche Bank AG/New York NY	0.9
48.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915467.100    6218-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Investment Grade Bond Fund Fidelity Advisor® Investment Grade Bond Fund Class Z : FIKQX

This semi-annual shareholder report contains information about Fidelity® Investment Grade Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 18	0.36%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$10,614,160,097
Number of Holdings	4,134
Portfolio Turnover	211%
What did the Fund invest in?
(as of February 28, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 60.2
AAA - 9.0
AA - 0.6
A - 6.4
BBB - 17.4
BB - 2.9
B - 1.1
CCC,CC,C - 0.0
Not Rated - 4.9
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.5)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 46.8
Corporate Bonds - 25.0
U.S. Government Agency - Mortgage Securities - 13.4
Asset-Backed Securities - 8.9
CMOs and Other Mortgage Related Securities - 8.0
Preferred Securities - 0.2
Foreign Government and Government Agency Obligations - 0.1
Other Investments - 0.1
Municipal Securities - 0.0
Options - 0.0
Bank Loan Obligations - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.5)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.9
Grand Cayman (UK Overseas Ter) - 4.7
Germany - 0.8
Mexico - 0.8
United Kingdom - 0.7
Ireland - 0.5
France - 0.5
Switzerland - 0.4
Bailiwick Of Jersey - 0.4
Others - 1.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	37.5
US Treasury Bonds	9.3
Fannie Mae Mortgage pass-thru certificates	4.3
Ginnie Mae II Pool	3.8
Freddie Mac Gold Pool	3.1
Uniform Mortgage Backed Securities	1.8
Citigroup Inc	1.5
Bank of America Corp	1.2
Charter Communications Operating LLC / Charter Communications Operating Capital	0.9
JPMorgan Chase & Co	0.8
64.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915391.100    3251-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Short-Term Bond Fund Fidelity Advisor® Short-Term Bond Fund Class A : FBNAX

This semi-annual shareholder report contains information about Fidelity® Short-Term Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 25	0.50%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$2,382,814,908
Number of Holdings	466
Portfolio Turnover	55%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 37.5
AAA - 20.4
AA - 0.9
A - 18.3
BBB - 16.9
BB - 1.4
B - 0.3
Not Rated - 3.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 37.3
Corporate Bonds - 36.9
Asset-Backed Securities - 18.3
CMOs and Other Mortgage Related Securities - 6.3
Other Investments - 0.3
U.S. Government Agency - Mortgage Securities - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 82.5
United Kingdom - 3.9
Grand Cayman (UK Overseas Ter) - 3.1
Germany - 2.9
Canada - 2.9
France - 1.0
Ireland - 0.9
Bailiwick Of Jersey - 0.6
Denmark - 0.5
Others - 1.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	37.3
JPMorgan Chase & Co	1.6
Barclays PLC	1.3
Bank of America Corp	1.1
Citigroup Inc	1.1
General Motors Financial Co Inc	0.9
Athene Global Funding	0.8
Deutsche Bank AG/New York NY	0.8
Ford Motor Credit Co LLC	0.8
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	0.8
46.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915420.100    2842-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Tactical Bond Fund Fidelity Advisor® Tactical Bond Fund Class C : FTKCX

This semi-annual shareholder report contains information about Fidelity® Tactical Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 85	1.70%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$51,288,699
Number of Holdings	95
Portfolio Turnover	33%
What did the Fund invest in?
(as of February 28, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 51.5
AAA - 1.0
AA - 0.3
A - 2.9
BBB - 12.7
BB - 11.2
B - 9.5
CCC,CC,C - 3.1
D - 0.0
Not Rated - 5.5
Equities - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 51.5
Corporate Bonds - 20.2
Bank Loan Obligations - 10.7
Asset-Backed Securities - 4.8
Foreign Government and Government Agency Obligations - 4.6
Preferred Securities - 2.9
CMOs and Other Mortgage Related Securities - 2.0
Municipal Securities - 1.0
Common Stocks - 0.4
Alternative Funds - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 82.7
Canada - 2.8
United Kingdom - 2.5
Germany - 1.9
Japan - 1.3
Mexico - 1.1
Brazil - 1.0
Dominican Republic - 1.0
Grand Cayman (UK Overseas Ter) - 0.9
Others - 4.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	37.0
US Treasury Bonds	14.5
Domino's Pizza Master Issuer LLC	1.6
Bank of Nova Scotia/The	1.5
Japan Government	1.3
Petroleos Mexicanos	1.1
Chicago IL Brd Ed	1.0
Dominican Republic	1.0
Planet Fitness Master Issuer LLC	1.0
DPL Inc	0.9
60.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915480.100    6504-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Sustainable Core Plus Bond Fund Fidelity Advisor® Sustainable Core Plus Bond Fund Class C : FIAJX

This semi-annual shareholder report contains information about Fidelity® Sustainable Core Plus Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 73	1.47%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$40,617,105
Number of Holdings	657
Portfolio Turnover	238%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 53.5
AAA - 7.6
AA - 1.1
A - 10.8
BBB - 16.5
BB - 3.4
B - 2.6
CCC,CC,C - 1.3
Not Rated - 1.9
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 36.3
Corporate Bonds - 35.3
U.S. Government Agency - Mortgage Securities - 17.2
Asset-Backed Securities - 7.8
CMOs and Other Mortgage Related Securities - 1.0
Bank Loan Obligations - 0.5
Preferred Securities - 0.4
Foreign Government and Government Agency Obligations - 0.2
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 82.5
Grand Cayman (UK Overseas Ter) - 4.8
United Kingdom - 2.3
Multi-national - 1.3
Bailiwick Of Jersey - 1.2
Netherlands - 1.0
Canada - 1.0
France - 1.0
Italy - 0.8
Others - 4.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	24.6
US Treasury Bonds	11.7
Fannie Mae Mortgage pass-thru certificates	5.1
Ginnie Mae II Pool	4.4
Uniform Mortgage Backed Securities	4.0
Freddie Mac Gold Pool	2.6
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC	1.3
Allegro Clo Xv Ltd / Allegro Clo Vx LLC	1.0
AES Corp/The	0.9
Ginnie Mae I Pool	0.8
56.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915495.100    6543-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Investment Grade Bond Fund Fidelity Advisor® Investment Grade Bond Fund Class A : FGBAX

This semi-annual shareholder report contains information about Fidelity® Investment Grade Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 38	0.76%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$10,614,160,097
Number of Holdings	4,134
Portfolio Turnover	211%
What did the Fund invest in?
(as of February 28, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 60.2
AAA - 9.0
AA - 0.6
A - 6.4
BBB - 17.4
BB - 2.9
B - 1.1
CCC,CC,C - 0.0
Not Rated - 4.9
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.5)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 46.8
Corporate Bonds - 25.0
U.S. Government Agency - Mortgage Securities - 13.4
Asset-Backed Securities - 8.9
CMOs and Other Mortgage Related Securities - 8.0
Preferred Securities - 0.2
Foreign Government and Government Agency Obligations - 0.1
Other Investments - 0.1
Municipal Securities - 0.0
Options - 0.0
Bank Loan Obligations - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.5)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.9
Grand Cayman (UK Overseas Ter) - 4.7
Germany - 0.8
Mexico - 0.8
United Kingdom - 0.7
Ireland - 0.5
France - 0.5
Switzerland - 0.4
Bailiwick Of Jersey - 0.4
Others - 1.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	37.5
US Treasury Bonds	9.3
Fannie Mae Mortgage pass-thru certificates	4.3
Ginnie Mae II Pool	3.8
Freddie Mac Gold Pool	3.1
Uniform Mortgage Backed Securities	1.8
Citigroup Inc	1.5
Bank of America Corp	1.2
Charter Communications Operating LLC / Charter Communications Operating Capital	0.9
JPMorgan Chase & Co	0.8
64.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915386.100    1118-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Corporate Bond Fund Fidelity Advisor® Corporate Bond Fund Class Z : FIKOX

This semi-annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 18	0.36%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$2,024,708,254
Number of Holdings	629
Portfolio Turnover	37%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 6.6
AAA - 0.1
AA - 0.0
A - 23.4
BBB - 60.6
BB - 5.5
B - 1.3
Not Rated - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 89.8
U.S. Treasury Obligations - 6.6
Asset-Backed Securities - 0.6
Preferred Securities - 0.3
Foreign Government and Government Agency Obligations - 0.1
Other Investments - 0.1
Municipal Securities - 0.0
CMOs and Other Mortgage Related Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 79.9
United Kingdom - 3.6
Canada - 3.3
Ireland - 3.2
Germany - 2.0
France - 1.3
Netherlands - 1.1
Switzerland - 1.1
Spain - 0.9
Others - 3.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	6.6
JPMorgan Chase & Co	2.6
Bank of America Corp	2.4
Morgan Stanley	2.2
Wells Fargo & Co	1.7
Boeing Co	1.7
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.3
Duke Energy Corp	1.2
PNC Financial Services Group Inc/The	1.1
UBS Group AG	1.1
21.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915442.100    3304-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Tactical Bond Fund Fidelity Advisor® Tactical Bond Fund Class Z : FBAPX

This semi-annual shareholder report contains information about Fidelity® Tactical Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 30	0.61%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$51,288,699
Number of Holdings	95
Portfolio Turnover	33%
What did the Fund invest in?
(as of February 28, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 51.5
AAA - 1.0
AA - 0.3
A - 2.9
BBB - 12.7
BB - 11.2
B - 9.5
CCC,CC,C - 3.1
D - 0.0
Not Rated - 5.5
Equities - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 51.5
Corporate Bonds - 20.2
Bank Loan Obligations - 10.7
Asset-Backed Securities - 4.8
Foreign Government and Government Agency Obligations - 4.6
Preferred Securities - 2.9
CMOs and Other Mortgage Related Securities - 2.0
Municipal Securities - 1.0
Common Stocks - 0.4
Alternative Funds - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 82.7
Canada - 2.8
United Kingdom - 2.5
Germany - 1.9
Japan - 1.3
Mexico - 1.1
Brazil - 1.0
Dominican Republic - 1.0
Grand Cayman (UK Overseas Ter) - 0.9
Others - 4.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	37.0
US Treasury Bonds	14.5
Domino's Pizza Master Issuer LLC	1.6
Bank of Nova Scotia/The	1.5
Japan Government	1.3
Petroleos Mexicanos	1.1
Chicago IL Brd Ed	1.0
Dominican Republic	1.0
Planet Fitness Master Issuer LLC	1.0
DPL Inc	0.9
60.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915483.100    6507-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Sustainable Low Duration Bond Fund Fidelity Advisor® Sustainable Low Duration Bond Fund Class Z : FAPEX

This semi-annual shareholder report contains information about Fidelity® Sustainable Low Duration Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 10	0.20%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$35,780,314
Number of Holdings	279
Portfolio Turnover	60%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 32.5
AAA - 11.8
AA - 2.9
A - 23.3
BBB - 23.8
BB - 0.5
Not Rated - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 4.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 50.3
U.S. Treasury Obligations - 32.5
Asset-Backed Securities - 11.8
Other Investments - 0.7
CMOs and Other Mortgage Related Securities - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 4.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.2
Canada - 4.0
United Kingdom - 2.8
Ireland - 1.3
Netherlands - 0.7
China - 0.7
Italy - 0.6
Germany - 0.4
Australia - 0.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	28.0
US Treasury Notes	4.5
Bank of America Corp	2.1
Wells Fargo & Co	1.6
Morgan Stanley	1.6
Truist Financial Corp	1.5
Goldman Sachs Group Inc/The	1.5
JPMorgan Chase & Co	1.3
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.3
HSBC Holdings PLC	1.1
44.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915491.100    6531-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Sustainable Low Duration Bond Fund Fidelity Advisor® Sustainable Low Duration Bond Fund Class A : FAMZX

This semi-annual shareholder report contains information about Fidelity® Sustainable Low Duration Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 23	0.45%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$35,780,314
Number of Holdings	279
Portfolio Turnover	60%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 32.5
AAA - 11.8
AA - 2.9
A - 23.3
BBB - 23.8
BB - 0.5
Not Rated - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 4.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 50.3
U.S. Treasury Obligations - 32.5
Asset-Backed Securities - 11.8
Other Investments - 0.7
CMOs and Other Mortgage Related Securities - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 4.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.2
Canada - 4.0
United Kingdom - 2.8
Ireland - 1.3
Netherlands - 0.7
China - 0.7
Italy - 0.6
Germany - 0.4
Australia - 0.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	28.0
US Treasury Notes	4.5
Bank of America Corp	2.1
Wells Fargo & Co	1.6
Morgan Stanley	1.6
Truist Financial Corp	1.5
Goldman Sachs Group Inc/The	1.5
JPMorgan Chase & Co	1.3
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.3
HSBC Holdings PLC	1.1
44.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915487.100    6527-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Short-Term Bond Fund Fidelity Advisor® Short-Term Bond Fund Class C : FANCX

This semi-annual shareholder report contains information about Fidelity® Short-Term Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 68	1.37%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$2,382,814,908
Number of Holdings	466
Portfolio Turnover	55%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 37.5
AAA - 20.4
AA - 0.9
A - 18.3
BBB - 16.9
BB - 1.4
B - 0.3
Not Rated - 3.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 37.3
Corporate Bonds - 36.9
Asset-Backed Securities - 18.3
CMOs and Other Mortgage Related Securities - 6.3
Other Investments - 0.3
U.S. Government Agency - Mortgage Securities - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 82.5
United Kingdom - 3.9
Grand Cayman (UK Overseas Ter) - 3.1
Germany - 2.9
Canada - 2.9
France - 1.0
Ireland - 0.9
Bailiwick Of Jersey - 0.6
Denmark - 0.5
Others - 1.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	37.3
JPMorgan Chase & Co	1.6
Barclays PLC	1.3
Bank of America Corp	1.1
Citigroup Inc	1.1
General Motors Financial Co Inc	0.9
Athene Global Funding	0.8
Deutsche Bank AG/New York NY	0.8
Ford Motor Credit Co LLC	0.8
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	0.8
46.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915421.100    2843-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Sustainability Bond Index Fund Fidelity® Sustainability Bond Index Fund : FNDSX

This semi-annual shareholder report contains information about Fidelity® Sustainability Bond Index Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainability Bond Index Fund	$ 5	0.10%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$518,458,814
Number of Holdings	2,817
Portfolio Turnover	80%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 69.5
AAA - 3.1
AA - 1.9
A - 14.4
BBB - 11.3
BB - 0.6
Not Rated - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - (1.2)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 44.7
Corporate Bonds - 28.2
U.S. Government Agency - Mortgage Securities - 24.5
Foreign Government and Government Agency Obligations - 2.1
CMOs and Other Mortgage Related Securities - 1.0
Asset-Backed Securities - 0.3
U.S. Government Agency Obligations - 0.3
Other Investments - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (1.2)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.9
United Kingdom - 1.5
Multi-national - 1.2
Japan - 1.1
Canada - 1.1
Mexico - 0.4
Germany - 0.3
Israel - 0.2
Spain - 0.2
Others - 2.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	35.2
US Treasury Bonds	9.5
Fannie Mae Mortgage pass-thru certificates	9.2
Freddie Mac Gold Pool	7.8
Ginnie Mae II Pool	4.6
Uniform Mortgage Backed Securities	1.7
Ginnie Mae I Pool	1.1
JPMorgan Chase & Co	0.9
Bank of America Corp	0.7
Wells Fargo & Co	0.7
71.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915455.100    3086-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Short-Term Bond Index Fund Fidelity® Short-Term Bond Index Fund : FNSOX

This semi-annual shareholder report contains information about Fidelity® Short-Term Bond Index Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Short-Term Bond Index Fund	$ 2	0.03%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$3,182,699,911
Number of Holdings	1,383
Portfolio Turnover	60%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 68.6
AAA - 1.8
AA - 3.3
A - 13.6
BBB - 11.8
BB - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 68.0
Corporate Bonds - 29.5
Foreign Government and Government Agency Obligations - 1.0
U.S. Government Agency Obligations - 0.6
Other Investments - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.2
Canada - 1.7
United Kingdom - 1.6
Japan - 1.1
Multi-national - 0.9
Germany - 0.4
Australia - 0.3
Spain - 0.3
Korea (South) - 0.3
Others - 1.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	68.0
JPMorgan Chase & Co	0.9
Wells Fargo & Co	0.7
Bank of America Corp	0.7
Goldman Sachs Group Inc/The	0.7
Morgan Stanley	0.7
Federal Home Loan Bank	0.6
HSBC Holdings PLC	0.6
Citigroup Inc	0.5
General Motors Financial Co Inc	0.4
73.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915454.100    3041-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Short-Term Bond Fund Fidelity Advisor® Short-Term Bond Fund Class Z : FIKTX

This semi-annual shareholder report contains information about Fidelity® Short-Term Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 13	0.25%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$2,382,814,908
Number of Holdings	466
Portfolio Turnover	55%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 37.5
AAA - 20.4
AA - 0.9
A - 18.3
BBB - 16.9
BB - 1.4
B - 0.3
Not Rated - 3.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 37.3
Corporate Bonds - 36.9
Asset-Backed Securities - 18.3
CMOs and Other Mortgage Related Securities - 6.3
Other Investments - 0.3
U.S. Government Agency - Mortgage Securities - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 82.5
United Kingdom - 3.9
Grand Cayman (UK Overseas Ter) - 3.1
Germany - 2.9
Canada - 2.9
France - 1.0
Ireland - 0.9
Bailiwick Of Jersey - 0.6
Denmark - 0.5
Others - 1.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	37.3
JPMorgan Chase & Co	1.6
Barclays PLC	1.3
Bank of America Corp	1.1
Citigroup Inc	1.1
General Motors Financial Co Inc	0.9
Athene Global Funding	0.8
Deutsche Bank AG/New York NY	0.8
Ford Motor Credit Co LLC	0.8
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	0.8
46.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915424.100    3254-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Investment Grade Bond Fund Fidelity® Investment Grade Bond Fund : FBNDX

This semi-annual shareholder report contains information about Fidelity® Investment Grade Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Investment Grade Bond Fund	$ 23	0.45%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$10,614,160,097
Number of Holdings	4,134
Portfolio Turnover	211%
What did the Fund invest in?
(as of February 28, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 60.2
AAA - 9.0
AA - 0.6
A - 6.4
BBB - 17.4
BB - 2.9
B - 1.1
CCC,CC,C - 0.0
Not Rated - 4.9
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.5)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 46.8
Corporate Bonds - 25.0
U.S. Government Agency - Mortgage Securities - 13.4
Asset-Backed Securities - 8.9
CMOs and Other Mortgage Related Securities - 8.0
Preferred Securities - 0.2
Foreign Government and Government Agency Obligations - 0.1
Other Investments - 0.1
Municipal Securities - 0.0
Options - 0.0
Bank Loan Obligations - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.5)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.9
Grand Cayman (UK Overseas Ter) - 4.7
Germany - 0.8
Mexico - 0.8
United Kingdom - 0.7
Ireland - 0.5
France - 0.5
Switzerland - 0.4
Bailiwick Of Jersey - 0.4
Others - 1.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	37.5
US Treasury Bonds	9.3
Fannie Mae Mortgage pass-thru certificates	4.3
Ginnie Mae II Pool	3.8
Freddie Mac Gold Pool	3.1
Uniform Mortgage Backed Securities	1.8
Citigroup Inc	1.5
Bank of America Corp	1.2
Charter Communications Operating LLC / Charter Communications Operating Capital	0.9
JPMorgan Chase & Co	0.8
64.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915390.100    26-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Sustainable Core Plus Bond Fund Fidelity Advisor® Sustainable Core Plus Bond Fund Class I : FIALX

This semi-annual shareholder report contains information about Fidelity® Sustainable Core Plus Bond Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 22	0.45%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$40,617,105
Number of Holdings	657
Portfolio Turnover	238%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 53.5
AAA - 7.6
AA - 1.1
A - 10.8
BBB - 16.5
BB - 3.4
B - 2.6
CCC,CC,C - 1.3
Not Rated - 1.9
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 36.3
Corporate Bonds - 35.3
U.S. Government Agency - Mortgage Securities - 17.2
Asset-Backed Securities - 7.8
CMOs and Other Mortgage Related Securities - 1.0
Bank Loan Obligations - 0.5
Preferred Securities - 0.4
Foreign Government and Government Agency Obligations - 0.2
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 82.5
Grand Cayman (UK Overseas Ter) - 4.8
United Kingdom - 2.3
Multi-national - 1.3
Bailiwick Of Jersey - 1.2
Netherlands - 1.0
Canada - 1.0
France - 1.0
Italy - 0.8
Others - 4.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	24.6
US Treasury Bonds	11.7
Fannie Mae Mortgage pass-thru certificates	5.1
Ginnie Mae II Pool	4.4
Uniform Mortgage Backed Securities	4.0
Freddie Mac Gold Pool	2.6
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC	1.3
Allegro Clo Xv Ltd / Allegro Clo Vx LLC	1.0
AES Corp/The	0.9
Ginnie Mae I Pool	0.8
56.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915497.100    6545-TSRS-0425

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Investment Grade Bond Fund

Semi-Annual Report
February 28, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Investment Grade Bond Fund
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 8.9%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.4%
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.7932% 4/19/2037 (b)(c)(d)	12,551,000	12,631,502
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6432% 10/20/2037 (b)(c)(d)	8,359,000	8,391,383
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6532% 7/18/2037 (b)(c)(d)	13,257,000	13,321,509
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.8032% 7/20/2037 (b)(c)(d)	6,159,000	6,179,540
TOTAL BAILIWICK OF JERSEY		40,523,934
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (d)	686,755	696,797
Evergreen Cr Card Tr Series 2025-CRT5 Class B, 5.24% 5/15/2029 (d)	620,000	625,484
TOTAL CANADA		1,322,281
GRAND CAYMAN (UK OVERSEAS TER) - 4.7%
Aimco CDO Series 2024-10A Class ARR, CME Term SOFR 3 month Index + 1.41%, 5.7001% 7/22/2037 (b)(c)(d)	4,187,000	4,201,181
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.6429% 7/17/2037 (b)(c)(d)	7,525,000	7,558,863
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2021-14A Class A, CME Term SOFR 3 month Index + 1.2516%, 5.5448% 4/20/2034 (b)(c)(d)	14,203,000	14,228,367
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.8076% 4/16/2037 (b)(c)(d)	7,959,000	8,009,842
Allegro Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.6948% 7/20/2034 (b)(c)(d)	6,507,000	6,512,544
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.7332% 7/21/2037 (b)(c)(d)	11,238,000	11,269,534
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.572% 10/15/2032 (b)(c)(d)	8,367,958	8,373,933
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.5917% 4/25/2034 (b)(c)(d)	4,698,000	4,700,349
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.672% 10/15/2037 (b)(c)(d)	5,875,000	5,901,232
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2022-58A Class AR, CME Term SOFR 3 month Index + 1.33%, 5.632% 1/15/2035 (b)(c)(d)	10,462,000	10,485,079
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.6336% 4/15/2034 (b)(c)(d)	9,992,000	10,001,992
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.562% 1/15/2038 (b)(c)(d)	5,474,000	5,508,273
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.6632% 10/20/2037 (b)(c)(d)	9,089,000	9,129,901
Barings Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.2816%, 5.5817% 4/25/2034 (b)(c)(d)	10,335,000	10,347,526
Bristol Park CLO LTD Series 2020-1A Class AR, CME Term SOFR 3 month Index + 1.2516%, 5.5536% 4/15/2029 (b)(c)(d)	429,835	430,288
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.6032% 1/20/2038 (b)(c)(d)	5,779,000	5,830,543
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.7101% 7/25/2037 (b)(c)(d)	9,510,000	9,566,204
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2021-12A Class A1R, CME Term SOFR 3 month Index + 1.3916%, 5.6917% 10/25/2034 (b)(c)(d)	5,100,000	5,100,000
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 1.2% 1/25/2038 (b)(c)(d)	6,908,000	6,908,000
Cedar Fdg Xvii Clo Ltd Series 2023-17A Class A, CME Term SOFR 3 month Index + 1.85%, 6.1432% 7/20/2036 (b)(c)(d)	6,127,000	6,146,030
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.6532% 10/20/2037 (b)(c)(d)	6,612,000	6,624,880
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 month Index + 1.3116%, 5.6048% 4/20/2034 (b)(c)(d)	8,665,000	8,673,665
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 1% 4/18/2035 (b)(c)(d)	8,573,000	8,573,000
Columbia Cent Clo 29 Ltd / Columbia Cent Clo 29 Corp Series 2021-29A Class AR, CME Term SOFR 3 month Index + 1.4316%, 5.7248% 10/20/2034 (b)(c)(d)	8,292,000	8,304,869
Dryden 70 Clo Ltd Series 2018-70A Class A1, CME Term SOFR 3 month Index + 1.4316%, 5.7392% 1/16/2032 (b)(c)(d)	1,403,757	1,407,727
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.8232% 4/18/2037 (b)(c)(d)	7,800,000	7,832,261
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.682% 7/15/2037 (b)(c)(d)	7,552,000	7,587,011
Dryden Senior Loan Fund Series 2021-90A Class A1A, CME Term SOFR 3 month Index + 1.3916%, 5.7135% 2/20/2035 (b)(c)(d)	4,292,000	4,292,858
Dryden Senior Loan Fund Series 2024-78A Class A1R, CME Term SOFR 3 month Index + 1.53%, 5.8329% 4/17/2037 (b)(c)(d)	9,851,000	9,890,139
Eaton Vance CLO Ltd Series 2021-1A Class A13R, CME Term SOFR 3 month Index + 1.5116%, 5.8136% 1/15/2034 (b)(c)(d)	2,050,000	2,051,554
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.692% 10/15/2037 (b)(c)(d)	7,571,000	7,608,855
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.682% 10/15/2037 (b)(c)(d)	9,611,000	9,627,137
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.7019% 5/20/2036 (b)(c)(d)	13,521,000	13,557,169
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6532% 10/19/2037 (b)(c)(d)	9,504,000	9,575,955
Flatiron Clo Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.6646% 11/16/2034 (b)(c)(d)	4,789,113	4,815,113
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (d)	1,196,687	1,151,812
Invesco Clo Ltd Series 2021-3A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6817% 10/22/2034 (b)(c)(d)	5,835,000	5,853,194
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.852% 4/15/2037 (b)(c)(d)	6,630,000	6,670,363
Madison Park Funding 2015 Series 2024-19A Class AR3, CME Term SOFR 3 month Index + 1.6%, 5.8901% 1/22/2037 (b)(c)(d)	3,531,000	3,560,547
Madison Pk Fdg L Ltd / Madison Pk Fdg L LLC Series 2021-50A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.6948% 4/19/2034 (b)(c)(d)	10,220,000	10,241,288
Madison Pk Fdg Lii Ltd / Madison Pk Fdg Lii LLC Series 2021-52A Class A, CME Term SOFR 3 month Index + 1.3616%, 5.6517% 1/22/2035 (b)(c)(d)	9,350,000	9,376,937
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.382% 7/15/2034 (b)(c)(d)	5,879,000	5,881,316
MAGNE AR Series 2021-27A Class AR, CME Term SOFR 3 month Index + 1.4016%, 5.6948% 10/20/2034 (b)(c)(d)	1,967,000	1,967,984
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 month Index + 1.8%, 6.0901% 4/22/2036 (b)(c)(d)	4,122,000	4,126,967
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.603% 1/25/2038 (b)(c)(d)	4,723,000	4,752,930
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 5.5748% 4/20/2034 (b)(c)(d)	8,363,000	8,380,654
Magnetite Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.3916%, 5.6917% 1/25/2035 (b)(c)(d)	6,892,000	6,905,894
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.652% 7/15/2037 (b)(c)(d)	9,144,000	9,191,073
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.4163% 1/25/2038 (b)(c)(d)	7,013,000	7,038,093
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 5.542% 1/15/2038 (b)(c)(d)	7,681,000	7,728,115
Milos CLO Ltd Series 2020-1A Class AR, CME Term SOFR 3 month Index + 1.3316%, 5.6248% 10/20/2030 (b)(c)(d)	2,881,471	2,889,827
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.6932% 7/18/2038 (b)(c)(d)	7,178,000	7,223,186
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6432% 7/20/2037 (b)(c)(d)	12,246,000	12,315,300
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.5801% 1/22/2038 (b)(c)(d)	8,640,000	8,692,082
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.6232% 10/20/2037 (b)(c)(d)	7,074,000	7,114,817
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.7932% 4/20/2037 (b)(c)(d)	9,311,000	9,350,684
OHA Credit Partners Ltd Series 2024-18A Class A2, CME Term SOFR 3 month Index + 1.65%, 5.9432% 4/20/2037 (b)(c)(d)	494,000	495,901
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.4619% 2/20/2038 (b)(c)(d)	5,873,000	5,875,937
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.7215% 1/18/2038 (b)(c)(d)	2,952,000	2,966,099
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.45% 1/15/2033 (b)(c)(d)	4,586,000	4,593,585
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 0.8% 2/15/2033 (b)(c)(d)(e)	8,561,000	8,561,000
Peace Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6848% 10/20/2034 (b)(c)(d)	3,230,000	3,237,028
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (d)	6,607,795	6,197,781
Rockland Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3816%, 5.6748% 4/20/2034 (b)(c)(d)	11,224,000	11,239,680
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.652% 10/15/2039 (b)(c)(d)	3,769,000	3,785,961
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.642% 1/15/2037 (b)(c)(d)	10,760,000	10,789,816
SYMP Series 2022-32A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.6103% 4/23/2035 (b)(c)(d)	5,480,000	5,490,193
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.822% 4/15/2037 (b)(c)(d)	6,003,000	6,038,844
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.6348% 4/20/2033 (b)(c)(d)	8,203,439	8,216,261
Thunderbolt Aircraft Lease Series 2018-A Class A, 4.147% 9/15/2038 (b)(d)	6,251,787	6,013,110
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (d)	3,767,751	3,580,080
Trapeza Cdo Xii Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 5.1177% 4/6/2042 (b)(c)(d)	491,000	367,329
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.822% 4/15/2037 (b)(c)(d)	5,937,000	5,974,308
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.5904% 1/20/2038 (b)(c)(d)	2,762,000	2,771,869
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		497,239,719
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (d)	3,873,616	3,913,641
MULTI-NATIONAL - 0.3%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.7932% 4/18/2037 (b)(c)(d)	6,085,000	6,124,193
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2022-1A Class A, CME Term SOFR 3 month Index + 1.5%, 5.7932% 7/20/2035 (b)(c)(d)	6,465,000	6,465,000
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 1.18% 4/20/2038 (b)(c)(d)	6,465,000	6,465,000
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.8001% 7/27/2037 (b)(c)(d)	7,996,000	8,032,662
TOTAL MULTI-NATIONAL		27,086,855
UNITED STATES - 3.5%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (d)	5,367,311	5,513,724
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (d)	4,907,146	5,041,006
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (d)	4,662,000	4,755,240
AASET Trust Series 2018-1A Class A, 3.844% 1/16/2038 (d)	2,955,781	2,674,990
AASET Trust Series 2019-1 Class A, 3.844% 5/15/2039 (d)	104,832	101,690
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (d)	2,303,386	2,222,789
AASET Trust Series 2019-2 Class B, 4.458% 10/16/2039 (d)	886,319	536,441
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (d)	4,239,128	4,011,985
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (d)	10,533,128	9,731,004
Achv Abs Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (d)	863,917	865,929
Affirm Asset Securitization Trust Series 2023-X1 Class A, 7.11% 11/15/2028 (d)	30,303	30,344
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (d)	1,500,000	1,512,078
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (d)	538,838	540,073
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6401% 7/20/2037 (b)(c)(d)	7,178,000	7,203,841
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.9123% 10/20/2037 (b)(c)(d)	2,794,000	2,807,434
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	1,800,000	1,812,770
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (d)	6,338,000	6,424,197
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (d)	994,134	954,452
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (d)	157,465	140,921
Barings Equipment Finance LLC Series 2025-A Class A2, 4.64% 10/13/2028 (d)	11,000,000	11,027,149
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6936% 1/15/2035 (b)(c)(d)	8,274,000	8,296,654
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (d)	8,193,223	7,588,143
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 4.213% 12/16/2041 (d)(f)	1,405,132	1,402,519
Bofa Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (d)	700,000	708,905
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	3,742,000	3,809,379
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	1,900,000	1,930,254
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	1,219,744	1,226,453
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028	1,000,000	1,012,854
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (d)	1,072,788	1,040,605
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (d)	3,343,489	3,126,248
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (d)	1,843,770	1,396,656
Castlelake Aircraft Securitization Trust Series 2021-1R Class A, 2.741% 8/15/2041 (d)	5,313,634	5,058,613
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (d)	821,250	794,730
Castlelake Aircraft Structured Trust Series 2021-1A Class B, 6.656% 1/15/2046 (d)	309,820	309,618
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (d)	1,406,462	1,394,014
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (d)	2,100,000	2,123,623
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (d)	800,000	808,779
Cnh Equipment Trust Series 2023-A Class A2, 5.34% 9/15/2026	65,195	65,238
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (d)	3,230,820	3,167,543
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (d)	580,230	567,473
DB Master Finance LLC Series 2019-1A Class A2II, 4.021% 5/20/2049 (d)	780,570	773,128
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (d)	7,365,578	6,421,304
Dell Equip Fin Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (d)	5,297,000	5,322,641
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (d)	600,000	601,605
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (d)	1,437,000	1,465,646
Dllmt 2024-1 LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (d)	1,200,000	1,209,013
Domino's Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/2049 (d)	6,966,720	6,604,742
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/2051 (d)	271,328	243,871
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.812% 7/15/2037 (b)(c)(d)	7,542,000	7,590,374
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (d)	1,422,226	1,447,676
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (d)	5,100,000	5,112,335
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (d)	864,701	870,739
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (d)	900,000	918,451
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.7719% 1/15/2038 (b)(c)(d)	7,281,000	7,317,405
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/2033 (d)	3,371,000	3,299,561
Ford Credit Floorplan Master Owner Trust A Series 2020-2 Class B, 1.32% 9/15/2027	4,000,000	3,925,468
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (d)	2,500,000	2,512,627
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (d)	1,400,000	1,424,581
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (d)	10,625,000	10,801,375
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3, 5.45% 6/16/2028	2,000,000	2,017,775
Gm Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	1,300,000	1,304,621
GM Financial Revolving Receivables Trust Series 2024-1 Class A, 4.98% 12/11/2036 (d)	700,000	713,005
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (d)	2,300,000	2,325,309
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (d)	5,980,000	6,026,628
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 5.4688% 1/25/2038 (b)(c)(d)	7,320,000	7,337,524
Greensky Home Improvement Trust Series 2024-2 Class A2, 5.25% 10/27/2059 (d)	3,262,692	3,274,455
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.9013% 10/20/2037 (b)(c)(d)	7,423,000	7,465,103
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (d)	2,623,477	2,560,741
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (d)	600,000	606,236
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (d)	2,000,000	2,022,478
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (d)	6,325,000	6,434,339
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (d)	1,500,000	1,526,961
MAPS Trust Series 2021-1A Class A, 2.521% 6/15/2046 (d)	8,596,213	8,041,247
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (d)	668,298	670,956
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	700,000	709,556
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	6,100,000	6,088,387
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (d)	814,225	822,448
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (d)	1,400,000	1,416,260
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (d)	3,333,076	3,336,963
Oportun Funding Trust Series 2025-1 Class A, 4.96% 8/16/2032 (d)	550,000	550,154
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (d)	10,942,356	11,070,323
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (d)	1,600,000	1,605,468
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (d)	1,484,047	1,509,348
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (d)	5,879,550	5,530,463
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (d)	6,300,828	6,109,856
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (d)	5,630,775	5,248,822
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (d)	2,270,000	2,278,096
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.985% 7/25/2054 (b)(c)(d)	790,806	790,554
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (d)	634,053	620,697
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	5,930,000	5,949,771
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (d)	10,110,681	9,605,147
SAPPHIRE AVIATION FINANCE Series 2020-1A Class B, 4.335% 3/15/2040 (d)	330,534	300,786
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (d)	3,008,000	2,932,091
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (d)	2,300,000	2,135,013
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (d)	1,400,000	1,417,586
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (d)	1,300,000	1,301,696
SFS Auto Receivables Securitization Trust Series 2023-1A Class A2A, 5.89% 3/22/2027 (d)	245,438	245,883
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (d)	1,400,000	1,420,521
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (d)	6,524,648	6,820,865
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (d)	12,514,635	12,783,527
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (d)	7,440,353	7,689,543
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (d)	9,684,728	9,841,592
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (d)	10,097,693	10,050,650
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (d)	4,776,030	4,788,603
T-Mobile US Trust Series 2025-1A Class A, 4.74% 11/20/2029 (d)	900,000	900,563
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.2938% 9/25/2034 (b)(c)	3,478	3,584
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (d)	809,684	811,545
Toyota Lease Owner Trust Series 2023-A Class A3, 4.93% 4/20/2026 (d)	2,016,924	2,018,904
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (d)	1,256,743	1,258,461
USAA Auto Owner Trust Series 2024-A Class A3, 5.03% 3/15/2029 (d)	1,000,000	1,010,359
Volkswagen Auto Lease Trust Series 2024-A Class A3, 5.21% 6/21/2027	1,050,000	1,060,707
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (d)	700,000	698,552
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (d)	2,794,824	2,842,406
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (d)	337,064	348,741
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028	4,391,683	4,397,019
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	1,300,000	1,309,425
TOTAL UNITED STATES		375,557,213
TOTAL ASSET-BACKED SECURITIES (Cost $945,999,742)		945,643,643

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Discover Bank ICE IBA - USD SOFR SPREAD-ADJ ICE SWAP RATE 5Y + 1.73%, 5.974% 8/9/2028 (b)(c)	1,865,000	1,896,357
KeyBank NA/Cleveland OH 6.95% 2/1/2028	725,000	763,929
Regions Bank/Birmingham AL 6.45% 6/26/2037	2,685,000	2,832,532

TOTAL BANK NOTES (Cost $5,129,386)		5,492,818

Collateralized Mortgage Obligations - 1.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.3%
CFMT LLC Series 2022-HB8 Class A, 3.75% 4/25/2025 (d)	2,680,530	2,664,715
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(d)	2,566,851	2,514,513
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(d)	1,077,764	1,064,619
CSMC Trust Series 2014-3R Class 2A1, CME Term SOFR 1 month Index + 0.8145%, 0% 5/27/2037 (b)(c)(d)(j)	342,915	34
CSMC Trust Series 2014-3R Class 4A1, CME Term SOFR 1 month Index + 0.3945%, 4.6216% 5/27/2037 (b)(c)(d)	274,000	264,996
Fannie Mae Guaranteed REMICS Series 1999-17 Class PG, 6% 4/25/2029	9,736	9,891
Fannie Mae Guaranteed REMICS Series 1999-25 Class Z, 6% 6/25/2029	11,201	11,257
Fannie Mae Guaranteed REMICS Series 1999-32 Class PL, 6% 7/25/2029	13,405	13,652
Fannie Mae Guaranteed REMICS Series 1999-33 Class PK, 6% 7/25/2029	10,089	10,267
Fannie Mae Guaranteed REMICS Series 2001-20 Class Z, 6% 5/25/2031	13,374	13,651
Fannie Mae Guaranteed REMICS Series 2001-31 Class ZC, 6.5% 7/25/2031	5,469	5,540
Fannie Mae Guaranteed REMICS Series 2001-38 Class QF, U.S. 30-Day Avg. SOFR Index + 1.0945%, 5.4465% 8/25/2031 (b)(c)	11,851	11,953
Fannie Mae Guaranteed REMICS Series 2001-52 Class YZ, 6.5% 10/25/2031	2,218	2,295
Fannie Mae Guaranteed REMICS Series 2002-16 Class ZD, 6.5% 4/25/2032	6,264	6,443
Fannie Mae Guaranteed REMICS Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.2665% 2/25/2032 (b)(c)	1,369	1,374
Fannie Mae Guaranteed REMICS Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4531% 3/18/2032 (b)(c)	2,445	2,466
Fannie Mae Guaranteed REMICS Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4665% 4/25/2032 (b)(c)	4,908	4,948
Fannie Mae Guaranteed REMICS Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4665% 10/25/2032 (b)(c)	3,155	3,181
Fannie Mae Guaranteed REMICS Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 5.2165% 1/25/2032 (b)(c)	1,261	1,264
Fannie Mae Guaranteed REMICS Series 2002-74 Class FV, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.9165% 11/25/2032 (b)(c)	19,201	19,203
Fannie Mae Guaranteed REMICS Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.0835% 11/25/2032 (b)(g)	4,001	99
Fannie Mae Guaranteed REMICS Series 2002-75 Class FA, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4665% 11/25/2032 (b)(c)	4,807	4,846
Fannie Mae Guaranteed REMICS Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6335% 12/25/2033 (b)(g)	50,347	5,758
Fannie Mae Guaranteed REMICS Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6335% 3/25/2033 (b)(g)	2,686	274
Fannie Mae Guaranteed REMICS Series 2003-70 Class BJ, 5% 7/25/2033	84,954	84,480
Fannie Mae Guaranteed REMICS Series 2004-52 Class KZ, 5.5% 7/25/2034	387,984	390,534
Fannie Mae Guaranteed REMICS Series 2004-91 Class Z, 5% 12/25/2034	883,996	879,045
Fannie Mae Guaranteed REMICS Series 2005-102 Class CO, 0% 11/25/2035 (h)	9,260	7,953
Fannie Mae Guaranteed REMICS Series 2005-117 Class JN, 4.5% 1/25/2036	70,390	69,362
Fannie Mae Guaranteed REMICS Series 2005-14 Class ZB, 5% 3/25/2035	273,177	271,638
Fannie Mae Guaranteed REMICS Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.2535% 6/25/2035 (b)(g)	64,658	4,708
Fannie Mae Guaranteed REMICS Series 2005-68 Class CZ, 5.5% 8/25/2035	1,128,006	1,151,079
Fannie Mae Guaranteed REMICS Series 2005-72 Class ZC, 5.5% 8/25/2035	199,538	205,064
Fannie Mae Guaranteed REMICS Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 5.9371% 8/25/2035 (b)(c)	1,552	1,601
Fannie Mae Guaranteed REMICS Series 2005-79 Class ZC, 5.9% 9/25/2035	125,172	122,707
Fannie Mae Guaranteed REMICS Series 2005-81 Class PC, 5.5% 9/25/2035	28,739	29,458
Fannie Mae Guaranteed REMICS Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 2.2135% 11/25/2036 (b)(g)	38,062	3,642
Fannie Mae Guaranteed REMICS Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.1735% 12/25/2036 (b)(g)	23,421	2,312
Fannie Mae Guaranteed REMICS Series 2006-12 Class BO, 0% 10/25/2035 (h)	31,515	27,885
Fannie Mae Guaranteed REMICS Series 2006-15 Class OP, 0% 3/25/2036 (h)	48,880	41,353
Fannie Mae Guaranteed REMICS Series 2006-37 Class OW, 0% 5/25/2036 (h)	6,807	5,516
Fannie Mae Guaranteed REMICS Series 2006-72 Class CY, 6% 8/25/2026	31,906	32,000
Fannie Mae Guaranteed REMICS Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 1.9735% 5/25/2037 (b)(g)	12,516	1,350
Fannie Mae Guaranteed REMICS Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 13.8211% 6/25/2037 (b)(c)	11,656	14,218
Fannie Mae Guaranteed REMICS Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index x 38.9131%, 12.8011% 7/25/2037 (b)(c)	15,443	18,969
Fannie Mae Guaranteed REMICS Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 12.8011% 7/25/2037 (b)(c)	4,154	4,608
Fannie Mae Guaranteed REMICS Series 2009-59 Class HB, 5% 8/25/2039	494,993	498,719
Fannie Mae Guaranteed REMICS Series 2010-135 Class ZA, 4.5% 12/25/2040	60,227	57,922
Fannie Mae Guaranteed REMICS Series 2010-150 Class ZC, 4.75% 1/25/2041	501,531	494,341
Fannie Mae Guaranteed REMICS Series 2011-39 Class ZA, 6% 11/25/2032	56,743	58,562
Fannie Mae Guaranteed REMICS Series 2011-4 Class PZ, 5% 2/25/2041	183,993	182,945
Fannie Mae Guaranteed REMICS Series 2011-67 Class AI, 4% 7/25/2026 (g)	7,454	62
Fannie Mae Guaranteed REMICS Series 2012-100 Class WI, 3% 9/25/2027 (g)	101,717	2,529
Fannie Mae Guaranteed REMICS Series 2012-149 Class DA, 1.75% 1/25/2043	252,908	234,340
Fannie Mae Guaranteed REMICS Series 2012-149 Class GA, 1.75% 6/25/2042	316,553	292,634
Fannie Mae Guaranteed REMICS Series 2012-67 Class AI, 4.5% 7/25/2027 (g)	820	13
Fannie Mae Guaranteed REMICS Series 2012-9 Class SH, 6.4355% - U.S. 30-Day Avg. SOFR Index 2.0835% 6/25/2041 (b)(g)	3,142	13
Fannie Mae Guaranteed REMICS Series 2013-133 Class IB, 3% 4/25/2032 (g)	13,554	76
Fannie Mae Guaranteed REMICS Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 1.5835% 1/25/2044 (b)(g)	62,308	6,607
Fannie Mae Guaranteed REMICS Series 2013-41 Class DA, 1.75% 2/25/2043	10,108,721	9,011,341
Fannie Mae Guaranteed REMICS Series 2015-42 Class IL, 6% 6/25/2045 (g)	337,105	50,278
Fannie Mae Guaranteed REMICS Series 2015-70 Class JC, 3% 10/25/2045	390,147	370,928
Fannie Mae Guaranteed REMICS Series 2016-39 Class GD, 2% 11/25/2044	4,020,905	3,697,241
Fannie Mae Guaranteed REMICS Series 2017-30 Class AI, 5.5% 5/25/2047 (g)	191,521	28,286
Fannie Mae Guaranteed REMICS Series 2018-45 Class GI, 4% 6/25/2048 (g)	2,548,167	550,531
Fannie Mae Guaranteed REMICS Series 2021-45 Class DA, 3% 7/25/2051	543,791	479,662
Fannie Mae Guaranteed REMICS Series 2021-77 Class CH, 1.5% 8/25/2050	541,004	442,355
Fannie Mae Guaranteed REMICS Series 2021-96 Class AH, 2.5% 3/25/2049	1,378,391	1,208,134
Fannie Mae Guaranteed REMICS Series 2022-1 Class KA, 3% 5/25/2048	434,753	398,043
Fannie Mae Guaranteed REMICS Series 2022-12 Class EA, 2.25% 9/25/2046	4,055,279	3,667,286
Fannie Mae Guaranteed REMICS Series 2022-3 Class N, 2% 10/25/2047	3,499,338	3,062,450
Fannie Mae Guaranteed REMICS Series 2022-49 Class TC, 4% 12/25/2048	386,847	374,804
Fannie Mae Guaranteed REMICS Series 2022-5 Class DA, 2.25% 11/25/2047	1,066,184	944,769
Fannie Mae Guaranteed REMICS Series 2022-7 Class A, 3% 5/25/2048	617,634	565,573
Fannie Mae Guaranteed REMICS Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.802% 11/25/2053 (b)(c)	3,050,450	3,072,484
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	1,315	1,344
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (h)	15,778	13,063
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (h)	24,939	20,769
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (g)	60,372	2,517
Fannie Mae Mortgage pass-thru certificates Series 2020-56 Class AH, 2% 5/25/2045	63,770	59,425
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 6/25/2054 (b)(c)	2,507,998	2,509,412
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 9/25/2054 (b)(c)	1,207,681	1,209,610
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.752% 2/25/2055 (b)(c)	2,008,396	2,012,744
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.752% 9/25/2054 (b)(c)	2,013,023	2,016,134
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 2/25/2055 (b)(c)	2,480,751	2,485,300
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.502% 2/25/2055 (b)(c)	1,051,815	1,054,341
Fannie Mae Series 2010-118 Class PB, 4.5% 10/25/2040	895,833	888,884
Fannie Mae Series 2010-15 Class FJ, U.S. 30-Day Avg. SOFR Index + 1.0445%, 5.3965% 6/25/2036 (b)(c)	1,041,598	1,050,867
Fannie Mae Series 2010-39 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0345%, 5.3865% 3/25/2036 (b)(c)	742,041	748,756
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	1,053,124	995,398
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	1,239,878	1,217,052
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (g)	12,780	1,869
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (g)	11,915	1,779
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (b)(g)	7,859	1,441
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (b)(g)	6,282	981
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (g)	7,358	1,270
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (b)(g)	5,671	1,015
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (g)	49,985	8,145
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	3,498	3,552
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	10,377	10,554
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4341 Class ML, 3.5% 11/15/2031	921,581	897,887
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	576,892	560,083
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5148 Class D, 1.75% 10/25/2051	7,252,410	5,740,709
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	274,073	240,668
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	279,793	245,956
Freddie Mac Multifamily Structured pass-thru certificates Series 1997-1929 Class EZ, 7.5% 2/17/2027	1,755	1,761
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	5,298	5,406
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	38,618	39,422
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	2,223	2,264
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	6,237	6,361
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2145 Class MZ, 6.5% 4/15/2029	40,249	40,861
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	10,403	10,614
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	6,599	6,732
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	3,700	3,748
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	21,930	22,397
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	74,957	76,759
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.2531% 1/15/2032 (b)(c)	980	983
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3531% 3/15/2032 (b)(c)	1,399	1,407
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4531% 3/15/2032 (b)(c)	1,337	1,348
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3531% 6/15/2031 (b)(c)	2,254	2,265
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3531% 3/15/2032 (b)(c)	782	787
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	9,436	9,727
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	13,467	13,699
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	25,069	25,845
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2526 Class FC, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.8531% 11/15/2032 (b)(c)	14,853	14,832
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	56,535	57,023
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2711 Class FC, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3531% 2/15/2033 (b)(c)	285,291	287,397
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2770 Class FH, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.8531% 3/15/2034 (b)(c)	374,781	372,540
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	36,518	37,346
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2877 Class ZD, 5% 10/15/2034	1,080,556	1,076,537
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	263,487	260,514
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	107,709	111,225
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class MK, 5.5% 6/15/2035	11,977	12,187
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	166,043	163,487
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2998 Class LY, 5.5% 7/15/2025	638	636
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	56,170	57,092
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3007 Class EW, 5.5% 7/15/2025	1,265	1,263
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3110 Class OP, 0% 9/15/2035 (h)	4,426	4,325
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.1469% 2/15/2036 (b)(g)	16,989	1,508
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (h)	59,575	48,476
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3121 Class KO, 0% 3/15/2036 (h)	11,490	9,910
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (h)	32,021	26,323
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3145 Class GO, 0% 4/15/2036 (h)	40,526	33,618
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	55,311	57,573
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	232,834	237,542
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.2069% 11/15/2036 (b)(g)	79,970	6,899
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	17,665	18,062
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.1269% 6/15/2037 (b)(g)	52,202	5,758
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.7031% 5/15/2037 (b)(c)	62,585	61,048
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	191,341	192,912
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	253,912	256,303
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3843 Class PZ, 5% 4/15/2041	1,472,631	1,481,128
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3857 Class ZP, 5% 5/15/2041	2,077,545	2,089,624
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	39,910	39,644
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	239,476	222,715
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (g)	42,454	2,865
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4281 Class AI, 4% 12/15/2028 (g)	161	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (g)	701	4
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (g)	141,781	5,492
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	121,055	119,330
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	482,311	463,188
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4954 Class KE, 1.5% 2/25/2050	2,123,330	1,717,545
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050	376,270	316,083
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5083 Class VA, 1% 8/15/2038	916,387	867,028
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	277,795	242,364
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	350,190	306,146
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	253,186	221,345
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	324,120	289,489
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	211,884	185,207
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052	6,563,649	5,718,011
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	211,885	185,207
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	245,963	219,868
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	1,174,603	1,055,735
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	263,906	236,181
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.502% 2/25/2055 (b)(c)	3,615,517	3,619,953
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 2/25/2055 (b)(c)	987,653	985,005
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.602% 10/25/2054 (b)(c)	1,868,734	1,873,379
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.502% 2/25/2055 (b)(c)	1,507,490	1,510,832
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	12,322	12,560
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	6,946	7,069
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	1,887	1,919
Freddie Mac Non Gold Pool Series 2006-3225 Class EO, 0% 10/15/2036 (h)	20,897	17,039
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.7599% 5/20/2060 (b)(c)(i)	95,748	95,559
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.74% 8/20/2060 (b)(c)(i)	1,145,038	1,141,262
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.82% 12/20/2060 (b)(c)(i)	577,626	576,065
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.94% 12/20/2060 (b)(c)(i)	541,915	541,527
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.94% 2/20/2061 (b)(c)(i)	510,676	510,160
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.93% 2/20/2061 (b)(c)(i)	551,023	550,346
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.94% 4/20/2061 (b)(c)(i)	540,375	540,007
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.94% 5/20/2061 (b)(c)(i)	492,646	492,082
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.94% 5/20/2061 (b)(c)(i)	506,585	506,190
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.97% 6/20/2061 (b)(c)(i)	582,006	581,817
Ginnie Mae Mortgage pass-thru certificates Series 2011-H20 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.99% 9/20/2061 (b)(c)(i)	206,640	206,627
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.04% 10/20/2061 (b)(c)(i)	592,492	592,808
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.14% 11/20/2061 (b)(c)(i)	741,082	742,295
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.14% 1/20/2062 (b)(c)(i)	358,151	358,810
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.07% 1/20/2062 (b)(c)(i)	737,613	738,318
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.07% 3/20/2062 (b)(c)(i)	355,325	355,558
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 5.09% 5/20/2061 (b)(c)(i)	15,401	15,394
Ginnie Mae Mortgage pass-thru certificates Series 2012-H23 Class WA, CME Term SOFR 1 month Index + 0.6345%, 4.96% 10/20/2062 (b)(c)(i)	8,999	8,993
Ginnie Mae Mortgage pass-thru certificates Series 2013-H01 Class FA, 1.65% 1/20/2063 (i)	8	6
Ginnie Mae Mortgage pass-thru certificates Series 2013-H04 Class BA, 1.65% 2/20/2063 (i)	1,224	1,134
Ginnie Mae Mortgage pass-thru certificates Series 2013-H07 Class BA, CME Term SOFR 1 month Index + 0.36%, 4.8% 3/20/2063 (b)(c)(i)	13,681	13,648
Ginnie Mae Mortgage pass-thru certificates Series 2013-H19 Class FC, CME Term SOFR 1 month Index + 0.6%, 5.04% 8/20/2063 (b)(c)(i)	18,131	18,143
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.04% 1/20/2064 (b)(c)(i)	40,818	40,840
Ginnie Mae Mortgage pass-thru certificates Series 2014-H04 Class HA, 2.75% 2/20/2064 (i)	202,156	201,631
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 5.04% 12/20/2063 (b)(c)(i)	68,553	68,594
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 4.94% 6/20/2064 (b)(c)(i)	151,526	151,420
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 4.72% 5/20/2063 (b)(c)(i)	20,658	20,453
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (i)	4,590	4,465
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 4.64% 4/20/2063 (b)(c)(i)	20,354	20,133
Ginnie Mae Mortgage pass-thru certificates Series 2015-H30 Class HA, 1.75% 9/20/2062 (b)(i)	90,038	87,431
Ginnie Mae Mortgage pass-thru certificates Series 2016-H13 Class FB, 1 year U.S. Treasury Index + 0.5%, 4.73% 5/20/2066 (b)(c)(i)	595,171	591,851
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.84% 12/20/2062 (b)(c)(i)	10,903	10,824
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	381,430	346,209
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.58% 8/20/2066 (b)(c)(i)	901,901	896,234
Ginnie Mae Mortgage pass-thru certificates Series 2018-H12 Class HA, 3.25% 8/20/2068 (i)	2,474,654	2,402,098
Ginnie Mae REMIC pass-thru certificates Series 2004-22 Class AZ, 5.5% 4/20/2034	639,890	658,772
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	86,361	85,424
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.0737% 5/16/2034 (b)(g)	17,567	1,122
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 2.7737% 8/17/2034 (b)(g)	19,698	1,688
Ginnie Mae REMIC pass-thru certificates Series 2007-35 Class SC, CME Term SOFR 1 month Index x 39.5131%, 13.642% 6/16/2037 (b)(c)	2,331	2,654
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.2637% 6/16/2037 (b)(g)	32,534	3,148
Ginnie Mae REMIC pass-thru certificates Series 2007-59 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.9263% 7/20/2037 (b)(c)	246,608	245,455
Ginnie Mae REMIC pass-thru certificates Series 2008-2 Class FD, CME Term SOFR 1 month Index + 0.5945%, 4.9063% 1/20/2038 (b)(c)	63,791	63,428
Ginnie Mae REMIC pass-thru certificates Series 2008-73 Class FA, CME Term SOFR 1 month Index + 0.9745%, 5.2863% 8/20/2038 (b)(c)	343,307	346,532
Ginnie Mae REMIC pass-thru certificates Series 2008-83 Class FB, CME Term SOFR 1 month Index + 1.0145%, 5.3263% 9/20/2038 (b)(c)	253,501	256,205
Ginnie Mae REMIC pass-thru certificates Series 2009-108 Class CF, CME Term SOFR 1 month Index + 0.7145%, 5.0263% 11/16/2039 (b)(c)	345,030	344,249
Ginnie Mae REMIC pass-thru certificates Series 2009-116 Class KF, CME Term SOFR 1 month Index + 0.6445%, 4.9563% 12/16/2039 (b)(c)	202,449	201,589
Ginnie Mae REMIC pass-thru certificates Series 2009-118 Class XZ, 5% 12/20/2039	5,504,615	5,540,198
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	55,031	52,836
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	741,251	717,487
Ginnie Mae REMIC pass-thru certificates Series 2010-169 Class Z, 4.5% 12/20/2040	2,837,025	2,718,708
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	163,347	157,959
Ginnie Mae REMIC pass-thru certificates Series 2010-31 Class BP, 5% 3/20/2040	1,501,045	1,516,667
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.9799% 3/20/2060 (b)(c)(i)	122,093	122,072
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (g)	66,059	3,141
Ginnie Mae REMIC pass-thru certificates Series 2011-68 Class EC, 3.5% 4/20/2041	118,678	116,371
Ginnie Mae REMIC pass-thru certificates Series 2011-69 Class GX, 4.5% 5/16/2040	720,235	717,787
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 1.6737% 7/20/2041 (b)(g)	67,960	6,335
Ginnie Mae REMIC pass-thru certificates Series 2012-98 Class FA, CME Term SOFR 1 month Index + 0.5145%, 4.8263% 8/20/2042 (b)(c)	268,878	264,030
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	338,190	331,032
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	1,457,809	1,327,115
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	547,244	503,718
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	926,624	839,102
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	752,018	685,557
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	282,626	259,730
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	1,376,444	1,234,024
Ginnie Mae REMIC pass-thru certificates Series 2017-153 Class GA, 3% 9/20/2047	781,933	707,664
Ginnie Mae REMIC pass-thru certificates Series 2017-182 Class KA, 3% 10/20/2047	627,823	570,123
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	795,561	730,621
Ginnie Mae REMIC pass-thru certificates Series 2018-13 Class Q, 3% 4/20/2047	719,363	670,110
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.2549% 5/20/2065 (b)(i)	54,333	53,581
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (d)	2,978,060	2,870,937
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (d)	541,450	505,414
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (d)	406,184	396,124
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (d)	342,207	341,758
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (d)	866,521	819,003
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (d)	917,986	898,972
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (d)	679,195	664,497
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2054 (b)(d)	3,068,542	2,989,627
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(d)	1,004,284	967,814
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.5914% 7/20/2034 (b)(c)	604	558
TOTAL UNITED STATES		137,397,721
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $138,769,476)		137,397,721

Commercial Mortgage Securities - 6.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 6.7%
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (d)	3,676,000	3,460,035
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (d)	825,000	735,281
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class CNM, 3.7186% 11/5/2032 (b)(d)	341,000	283,013
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.462% 1/15/2039 (b)(c)(d)	5,279,100	5,264,253
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class B, CME Term SOFR 1 month Index + 1.55%, 5.862% 1/15/2039 (b)(c)(d)	996,690	990,149
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class C, CME Term SOFR 1 month Index + 2.15%, 6.462% 1/15/2039 (b)(c)(d)	711,921	706,137
BANK Series 2017-BNK5 Class A4, 3.131% 6/15/2060	1,751,335	1,697,990
BANK Series 2017-BNK8 Class A3, 3.229% 11/15/2050	5,010,195	4,845,002
BANK Series 2017-BNK9 Class ASB, 3.47% 11/15/2054	569,780	560,320
BANK Series 2018-BN10 Class A5, 3.688% 2/15/2061	2,479,000	2,404,037
BANK Series 2018-BN12 Class ASB, 4.165% 5/15/2061	1,304,961	1,294,263
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	5,732,000	5,197,498
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	193,192	184,866
BANK Series 2020-BN26 Class ASB, 2.313% 3/15/2063	1,200,000	1,138,001
BANK Series 2021-BN33 Class XA, 1.0458% 5/15/2064 (b)(g)	16,426,814	730,116
BANK Series 2023-BNK45 Class A5, 5.203% 2/15/2056 (b)	900,000	911,689
Bayview Commercial Asset Trust Series 2005-3A Class A2, CME Term SOFR 1 month Index + 0.7145%, 5.0338% 11/25/2035 (b)(c)(d)	12,666	12,239
Bayview Commercial Asset Trust Series 2005-3A Class M1, CME Term SOFR 1 month Index + 0.7745%, 5.0938% 11/25/2035 (b)(c)(d)	6,346	6,139
Bayview Commercial Asset Trust Series 2005-3A Class M2, CME Term SOFR 1 month Index + 0.8495%, 5.1688% 11/25/2035 (b)(c)(d)	8,803	8,688
Bayview Commercial Asset Trust Series 2005-3A Class M3, CME Term SOFR 1 month Index + 0.8795%, 5.1988% 11/25/2035 (b)(c)(d)	7,843	7,597
Bayview Commercial Asset Trust Series 2005-3A Class M4, CME Term SOFR 1 month Index + 1.0145%, 5.3338% 11/25/2035 (b)(c)(d)(j)	9,812	9,562
Bayview Commercial Asset Trust Series 2005-4A Class A2, CME Term SOFR 1 month Index + 0.6995%, 5.0188% 1/25/2036 (b)(c)(d)	30,034	28,750
Bayview Commercial Asset Trust Series 2005-4A Class B1, CME Term SOFR 1 month Index + 2.2145%, 6.5338% 1/25/2036 (b)(c)(d)	11,185	41,717
Bayview Commercial Asset Trust Series 2005-4A Class M1, CME Term SOFR 1 month Index + 0.7895%, 5.1088% 1/25/2036 (b)(c)(d)	9,670	9,219
Bayview Commercial Asset Trust Series 2005-4A Class M2, CME Term SOFR 1 month Index + 0.8195%, 5.1388% 1/25/2036 (b)(c)(d)	6,739	6,357
Bayview Commercial Asset Trust Series 2005-4A Class M3, CME Term SOFR 1 month Index + 0.8645%, 5.1838% 1/25/2036 (b)(c)(d)	9,837	9,224
Bayview Commercial Asset Trust Series 2005-4A Class M4, CME Term SOFR 1 month Index + 1.0295%, 5.3488% 1/25/2036 (b)(c)(d)	10,099	9,651
Bayview Commercial Asset Trust Series 2005-4A Class M5, CME Term SOFR 1 month Index + 1.0895%, 5.4088% 1/25/2036 (b)(c)(d)	10,099	10,165
Bayview Commercial Asset Trust Series 2005-4A Class M6, CME Term SOFR 1 month Index + 1.1645%, 5.4838% 1/25/2036 (b)(c)(d)	10,749	10,736
Bayview Commercial Asset Trust Series 2006-1A Class A2, CME Term SOFR 1 month Index + 0.6545%, 4.9738% 4/25/2036 (b)(c)(d)	9,705	9,101
Bayview Commercial Asset Trust Series 2006-1A Class M1, CME Term SOFR 1 month Index + 0.6845%, 5.0038% 4/25/2036 (b)(c)(d)	5,906	5,478
Bayview Commercial Asset Trust Series 2006-1A Class M2, CME Term SOFR 1 month Index + 0.7145%, 5.0338% 4/25/2036 (b)(c)(d)	6,234	5,693
Bayview Commercial Asset Trust Series 2006-1A Class M3, CME Term SOFR 1 month Index + 0.7445%, 5.0638% 4/25/2036 (b)(c)(d)	9,927	8,836
Bayview Commercial Asset Trust Series 2006-1A Class M4, CME Term SOFR 1 month Index + 0.8945%, 5.2138% 4/25/2036 (b)(c)(d)	5,625	5,209
Bayview Commercial Asset Trust Series 2006-1A Class M5, CME Term SOFR 1 month Index + 0.9545%, 5.2738% 4/25/2036 (b)(c)(d)	5,460	4,858
Bayview Commercial Asset Trust Series 2006-1A Class M6, CME Term SOFR 1 month Index + 1.0745%, 5.3938% 4/25/2036 (b)(c)(d)	5,873	5,401
Bayview Commercial Asset Trust Series 2006-2A Class M1, CME Term SOFR 1 month Index + 0.5795%, 4.8988% 7/25/2036 (b)(c)(d)	8,714	8,198
Bayview Commercial Asset Trust Series 2006-2A Class M2, CME Term SOFR 1 month Index + 0.6095%, 4.9288% 7/25/2036 (b)(c)(d)	6,125	5,699
Bayview Commercial Asset Trust Series 2006-2A Class M3, CME Term SOFR 1 month Index + 0.6395%, 4.9588% 7/25/2036 (b)(c)(d)	9,411	8,885
Bayview Commercial Asset Trust Series 2006-2A Class M4, CME Term SOFR 1 month Index + 0.7445%, 5.0638% 7/25/2036 (b)(c)(d)	5,827	5,441
Bayview Commercial Asset Trust Series 2006-2A Class M5, CME Term SOFR 1 month Index + 0.8195%, 5.1388% 7/25/2036 (b)(c)(d)	7,813	7,282
Bayview Commercial Asset Trust Series 2006-3A Class M4, CME Term SOFR 1 month Index + 0.7595%, 5.0788% 10/25/2036 (b)(c)(d)	7,977	60,365
Bayview Commercial Asset Trust Series 2006-4A Class A2, CME Term SOFR 1 month Index + 0.5195%, 4.8388% 12/25/2036 (b)(c)(d)	64,903	60,615
Bayview Commercial Asset Trust Series 2006-4A Class M1, CME Term SOFR 1 month Index + 0.5495%, 4.8688% 12/25/2036 (b)(c)(d)	9,649	9,620
Bayview Commercial Asset Trust Series 2006-4A Class M2, CME Term SOFR 1 month Index + 0.5795%, 4.8988% 12/25/2036 (b)(c)(d)	11,978	11,870
Bayview Commercial Asset Trust Series 2006-4A Class M3, CME Term SOFR 1 month Index + 0.6245%, 4.9438% 12/25/2036 (b)(c)(d)	6,543	6,471
Bayview Commercial Asset Trust Series 2007-1 Class A2, CME Term SOFR 1 month Index + 0.5195%, 4.8388% 3/25/2037 (b)(c)(d)	16,265	15,312
Bayview Commercial Asset Trust Series 2007-2A Class A1, CME Term SOFR 1 month Index + 0.3845%, 4.8388% 7/25/2037 (b)(c)(d)	54,560	50,789
Bayview Commercial Asset Trust Series 2007-2A Class A2, CME Term SOFR 1 month Index + 0.4345%, 4.9138% 7/25/2037 (b)(c)(d)	51,073	47,537
Bayview Commercial Asset Trust Series 2007-2A Class M1, CME Term SOFR 1 month Index + 0.4845%, 4.9888% 7/25/2037 (b)(c)(d)	17,434	16,512
Bayview Commercial Asset Trust Series 2007-2A Class M2, CME Term SOFR 1 month Index + 0.5245%, 5.0488% 7/25/2037 (b)(c)(d)	21,132	19,892
Bayview Commercial Asset Trust Series 2007-2A Class M3, CME Term SOFR 1 month Index + 0.6045%, 5.1688% 7/25/2037 (b)(c)(d)	30,997	26,699
Bayview Commercial Asset Trust Series 2007-3 Class A2, CME Term SOFR 1 month Index + 0.5495%, 4.8688% 7/25/2037 (b)(c)(d)	17,902	16,826
Bayview Commercial Asset Trust Series 2007-3 Class M1, CME Term SOFR 1 month Index + 0.5795%, 4.8988% 7/25/2037 (b)(c)(d)	9,490	8,662
Bayview Commercial Asset Trust Series 2007-3 Class M2, CME Term SOFR 1 month Index + 0.6245%, 4.9438% 7/25/2037 (b)(c)(d)	10,110	9,122
Bayview Commercial Asset Trust Series 2007-3 Class M3, CME Term SOFR 1 month Index + 0.6695%, 4.9888% 7/25/2037 (b)(c)(d)	16,321	15,001
Bayview Commercial Asset Trust Series 2007-3 Class M4, CME Term SOFR 1 month Index + 0.8645%, 5.1838% 7/25/2037 (b)(c)(d)	25,692	23,582
Bayview Commercial Asset Trust Series 2007-3 Class M5, CME Term SOFR 1 month Index + 1.0145%, 5.3338% 7/25/2037 (b)(c)(d)(j)	15,550	17,454
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	806,000	788,979
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/2052	10,843,000	10,528,683
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	1,626,000	1,559,891
Benchmark Mortgage Trust Series 2019-B13 Class A4, 2.952% 8/15/2057	8,383,000	7,740,258
Benchmark Mortgage Trust Series 2021-B31 Class A5, 2.669% 12/15/2054	400,000	346,456
Benchmark Mortgage Trust Series 2024-V9 Class A3, 5.6019% 8/15/2057	1,700,000	1,753,178
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.654% 3/15/2041 (b)(c)(d)	3,578,028	3,579,146
BMO Mortgage Trust Series 2022-C3 Class ASB, 5.3255% 9/15/2054 (b)	600,000	616,929
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.6838% 6/15/2041 (b)(c)(d)	5,567,000	5,570,479
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.9534% 6/15/2041 (b)(c)(d)	2,749,000	2,749,000
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 6.1531% 6/15/2041 (b)(c)(d)	1,944,000	1,944,000
BPR Trust Series 2022-OANA Class A, CME Term SOFR 1 month Index + 1.898%, 6.2099% 4/15/2037 (b)(c)(d)	19,188,000	19,211,964
BPR Trust Series 2022-OANA Class B, CME Term SOFR 1 month Index + 2.447%, 6.7589% 4/15/2037 (b)(c)(d)	4,991,000	4,997,239
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7035% 3/15/2041 (b)(c)(d)	22,861,890	22,890,467
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.3583% 4/15/2034 (b)(c)(d)	2,703,893	2,686,994
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.6583% 4/15/2034 (b)(c)(d)	2,644,000	2,624,170
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.9583% 4/15/2034 (b)(c)(d)	1,748,000	1,733,797
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 6.2583% 4/15/2034 (b)(c)(d)	1,835,000	1,818,944
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1156% 10/15/2036 (b)(c)(d)	11,302,000	11,243,699
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 5.3253% 10/15/2036 (b)(c)(d)	1,691,000	1,681,487
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.5251% 10/15/2036 (b)(c)(d)	2,263,000	2,247,442
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.7248% 10/15/2036 (b)(c)(d)	2,197,000	2,180,523
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 6.374% 10/15/2036 (b)(c)(d)	7,638,000	7,614,131
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.8029% 4/15/2037 (b)(c)(d)	6,318,832	6,320,806
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.3248% 2/15/2039 (b)(c)(d)	1,151,083	1,148,924
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.6242% 2/15/2039 (b)(c)(d)	3,048,500	3,042,795
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.8736% 2/15/2039 (b)(c)(d)	3,048,500	3,046,940
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 6.2727% 2/15/2039 (b)(c)(d)	3,048,500	3,040,879
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.0733% 12/9/2040 (b)(c)(d)	3,986,737	3,995,458
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.5027% 12/9/2040 (b)(c)(d)	953,008	955,688
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 6.952% 12/9/2040 (b)(c)(d)	477,578	479,070
BX Commercial Mortgage Trust Series 2024-5C6 Class A3, 5.3161% 9/15/2057	1,600,000	1,632,385
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6047% 12/15/2039 (b)(c)(d)	11,528,000	11,524,398
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.9475% 5/15/2041 (b)(d)	10,288,419	10,307,710
BX Trust Series 2020-VIV3 Class B, 3.5439% 3/9/2044 (b)(d)	13,781,000	12,756,299
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2265% 2/15/2036 (b)(c)(d)	200,000	199,750
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.0965% 6/15/2038 (b)(c)(d)	1,315,107	1,311,819
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 6.2519% 4/15/2037 (b)(c)(d)	3,609,900	3,611,028
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.6019% 4/15/2037 (b)(c)(d)	814,800	815,055
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 7.1509% 4/15/2037 (b)(c)(d)	681,800	682,013
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.7537% 4/15/2041 (b)(c)(d)	12,393,539	12,409,031
BX Trust Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 6.0034% 4/15/2041 (b)(c)(d)	1,975,426	1,976,044
BX Trust Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 6.253% 4/15/2041 (b)(c)(d)	1,639,849	1,640,361
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.7539% 2/15/2039 (b)(c)(d)	8,495,362	8,508,637
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 6.1034% 2/15/2039 (b)(c)(d)	1,066,294	1,067,627
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.0031% 3/15/2041 (b)(c)(d)	3,129,361	3,131,317
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 6.2527% 3/15/2041 (b)(c)(d)	4,154,899	4,157,496
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.4603% 2/15/2035 (b)(c)(d)	7,160,000	7,146,546
BX Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4674% 3/15/2030 (b)(c)(d)	21,478,000	21,451,159
BX Trust Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.717% 3/15/2030 (b)(c)(d)	3,145,000	3,141,069
BX Trust Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.8668% 3/15/2030 (b)(c)(d)	4,431,000	4,425,461
CAMB Commercial Mortgage Trust Series 2019-LIFE Class A, CME Term SOFR 1 month Index + 1.367%, 5.679% 12/15/2037 (b)(c)(d)	5,900,000	5,900,000
CD Mortgage Trust Series 2017-CD6 Class ASB, 3.332% 11/13/2050	1,045,925	1,026,510
CD Mortgage Trust Series 2018-CD7 Class ASB, 4.213% 8/15/2051	1,383,665	1,375,135
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (d)	18,910,079	18,617,380
CF Hippolyta Issuer LLC Series 2020-1 Class A2, 1.99% 7/15/2060 (d)	12,167,814	11,167,759
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (d)	13,114,158	12,510,939
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	791,792	773,611
Citigroup Commercial Mortgage Trust Series 2020-GC46 Class AAB, 2.614% 2/15/2053	599,983	571,424
COMM Mortgage Trust Series 2020-SBX Class A, 1.67% 1/10/2038 (d)	22,582,000	21,029,508
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	2,498,000	2,452,631
CSAIL Commercial Mortgage Trust Series 2016-C6 Class A5, 3.0898% 1/15/2049	1,500,000	1,468,957
CSMC Trust Series 2020-NET Class A, 2.2569% 8/15/2037 (d)	1,013,328	991,576
DTP Coml Mtg Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (b)(d)	2,275,000	2,329,557
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1275% 11/15/2038 (b)(c)(d)	15,431,038	15,377,994
ELP Commercial Mortgage Trust Series 2021-ELP Class B, CME Term SOFR 1 month Index + 1.2347%, 5.5467% 11/15/2038 (b)(c)(d)	3,895,466	3,882,075
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5065% 7/15/2038 (b)(c)(d)	4,457,644	4,457,644
Extended Stay America Trust Series 2021-ESH Class B, CME Term SOFR 1 month Index + 1.4945%, 5.8065% 7/15/2038 (b)(c)(d)	2,538,549	2,540,123
Extended Stay America Trust Series 2021-ESH Class C, CME Term SOFR 1 month Index + 1.8145%, 6.1265% 7/15/2038 (b)(c)(d)	1,871,378	1,872,547
Extended Stay America Trust Series 2021-ESH Class D, CME Term SOFR 1 month Index + 2.3645%, 6.6765% 7/15/2038 (b)(c)(d)	3,775,723	3,780,439
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K047 Class A2, 3.329% 5/25/2025	3,107,944	3,096,072
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	724,900	720,483
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K054 Class A2, 2.745% 1/25/2026	2,023,308	1,993,710
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K066 Class A2, 3.117% 6/25/2027	700,000	682,571
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	500,000	487,580
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	494,144	480,946
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	1,200,000	1,169,541
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027	900,000	876,232
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	1,700,000	1,661,157
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	1,400,000	1,364,212
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	3,900,000	3,827,533
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028	600,000	592,830
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K077 Class A2, 3.85% 5/25/2028	2,000,000	1,971,998
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028	400,000	394,525
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	2,600,000	2,576,034
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K084 Class A2, 3.78% 10/25/2028	14,700,000	14,433,522
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K085 Class A2, 4.06% 10/25/2028	1,500,000	1,484,954
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K098 Class A2, 2.425% 8/25/2029	300,000	277,188
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	1,200,000	1,118,747
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K745 Class A2, 1.657% 8/25/2028	1,400,000	1,282,160
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K746 Class A2, 2.031% 9/25/2028	1,800,000	1,664,374
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K139 Class A2, 2.59% 1/25/2032	900,000	800,700
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K758 Class A2, 4.68% 10/25/2031	700,000	707,707
GS Mortgage Securities Trust Series 2011-GC5 Class AS, 5.1251% 8/10/2044 (b)(d)	3,648,174	3,503,306
GS Mortgage Securities Trust Series 2015-GC34 Class XA, 1.2063% 10/10/2048 (b)(g)	16,285,871	44,997
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	400,000	385,335
GS Mortgage Securities Trust Series 2018-GS10 Class AAB, 4.106% 7/10/2051	1,307,034	1,294,040
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.3765% 10/15/2036 (b)(c)(d)	6,605,000	6,563,778
GS Mortgage Securities Trust Series 2021-IP Class B, CME Term SOFR 1 month Index + 1.2645%, 5.5765% 10/15/2036 (b)(c)(d)	1,021,000	1,013,208
GS Mortgage Securities Trust Series 2021-IP Class C, CME Term SOFR 1 month Index + 1.6645%, 5.9765% 10/15/2036 (b)(c)(d)	841,000	836,572
ILPT Trust Series 2019-SURF Class A, 4.145% 2/11/2041 (d)	4,100,000	3,963,852
Intown Mortgage Trust Series 2022-STAY Class A, CME Term SOFR 1 month Index + 2.4886%, 6.8006% 8/15/2039 (b)(c)(d)	8,964,000	8,988,820
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	132,338	130,465
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class ASB, 4.145% 6/15/2051	1,301,635	1,288,824
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class A4, 3.0565% 11/13/2052	1,823,000	1,605,256
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class AS, 3.216% 4/15/2046	297,463	282,592
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (d)	2,821,000	2,679,950
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (d)	485,000	367,387
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (d)	955,000	613,588
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class AFX, 2.8123% 1/16/2037 (d)	31,484,000	28,036,502
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-2NU Class A, 1.9739% 1/5/2040 (d)	25,800,000	22,895,121
JPMorgan Chase Commercial Mortgage Securities Trust Series 2022-NLP Class A, CME Term SOFR 1 month Index + 0.5965%, 4.9084% 4/15/2037 (b)(c)(d)	6,833,957	6,731,448
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.6071% 5/15/2039 (b)(c)(d)	12,720,000	12,465,600
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 6.1058% 5/15/2039 (b)(c)(d)	8,835,000	8,371,163
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.405% 5/15/2039 (b)(c)(d)	4,950,000	4,677,750
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.8538% 5/15/2039 (b)(c)(d)	4,400,000	4,117,103
LIFE Mortgage Trust Series 2021-BMR Class B, CME Term SOFR 1 month Index + 0.9945%, 5.3065% 3/15/2038 (b)(c)(d)	444,961	443,848
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 5.5265% 3/15/2038 (b)(c)(d)	1,057,700	1,052,412
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.8265% 3/15/2038 (b)(c)(d)	1,471,400	1,462,204
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 6.1765% 3/15/2038 (b)(c)(d)	1,285,200	1,272,348
MHC Commercial Mortgage Trust Series 2021-MHC Class A, CME Term SOFR 1 month Index + 0.9154%, 5.2274% 4/15/2038 (b)(c)(d)	655,432	654,817
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1265% 7/15/2038 (b)(c)(d)	300,000	299,438
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class A3, 3.272% 1/15/2049	7,429,671	7,359,173
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	4,056,000	3,982,607
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (b)(d)	6,227,471	6,004,018
NYT Mortgage Trust Series 2019-NYT Class A, CME Term SOFR 1 month Index + 1.497%, 5.809% 12/15/2035 (b)(c)(d)	22,356,000	22,201,449
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4009% 11/15/2040 (b)(c)(d)	2,063,382	2,072,412
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 8.1499% 11/15/2040 (b)(c)(d)	2,338,400	2,348,634
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 6.3119% 2/15/2039 (b)(c)(d)	2,586,000	2,537,513
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 6.9619% 2/15/2039 (b)(c)(d)	1,345,000	1,316,418
SREIT Trust Series 2021-FLWR Class A, CME Term SOFR 1 month Index + 0.691%, 5.003% 7/15/2036 (b)(c)(d)	3,817,628	3,800,926
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.1571% 11/15/2038 (b)(c)(d)	12,661,531	12,637,790
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.5061% 11/15/2038 (b)(c)(d)	5,331,973	5,321,975
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.7553% 11/15/2038 (b)(c)(d)	3,311,974	3,305,764
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 6.0045% 11/15/2038 (b)(c)(d)	2,176,005	2,171,925
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.5548% 12/15/2039 (b)(c)(d)	10,050,000	10,053,162
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.9043% 12/15/2039 (b)(c)(d)	2,152,000	2,165,465
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 6.3037% 12/15/2039 (b)(c)(d)	1,586,000	1,587,955
UBS Commercial Mortgage Trust Series 2019-C17 Class ASB, 2.8655% 10/15/2052	1,990,343	1,918,055
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (d)	9,860,000	8,090,154
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (d)	510,000	405,341
Wells Fargo Commercial Mortgage Trust Series 2016-C32 Class A3FL, CME Term SOFR 1 month Index + 1.5345%, 5.8463% 1/15/2059 (b)(c)	21,257,030	21,294,329
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4, 2.931% 7/15/2048	2,300,000	2,242,100
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4FL, CME Term SOFR 1 month Index + 1.1645%, 5.4763% 7/15/2048 (b)(c)(d)	2,900,000	2,903,583
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class ASB, 4.086% 8/15/2051	1,411,096	1,401,237
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class A5, 2.892% 8/15/2052	2,411,000	2,217,702
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	393,739	376,587
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class XB, 1.0882% 8/15/2054 (b)(g)	14,800,000	904,295
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class ASB, 2.525% 11/15/2054	2,900,000	2,658,703
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.6265% 5/15/2031 (b)(c)(d)	5,818,000	5,793,703
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3, 5.928% 7/15/2057	700,000	729,589
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.1032% 10/15/2041 (b)(c)(d)	3,900,000	3,914,693
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class B, CME Term SOFR 1 month Index + 2.2906%, 6.6025% 10/15/2041 (b)(c)(d)	2,000,000	2,007,390
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.3026% 8/15/2041 (b)(c)(d)	500,000	502,802
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.003% 8/15/2041 (b)(c)(d)	1,200,000	1,206,791
TOTAL UNITED STATES		712,369,274
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $732,452,325)		712,369,274

Fixed-Income Funds - 1.4%
	Shares	Value ($)
Fidelity Specialized High Income Central Fund (k) (Cost $163,337,154)	1,745,534	153,641,918

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
PANAMA - 0.1%
Panamanian Republic 3.298% 1/19/2033 (Cost $18,095,000)	18,095,000	14,168,385

Municipal Securities - 0.0%
	Principal Amount (a)	Value ($)
Illinois - 0.0%
Chicago IL Brd Ed Series 2009G, 1.75% 12/15/2025 (Cost $3,929,646)	3,960,000	3,854,744

Non-Convertible Corporate Bonds - 23.7%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Commonwealth Bank of Australia 3.61% 9/12/2034 (b)(d)	2,250,000	2,105,431
Westpac Banking Corp 4.11% 7/24/2034 (b)	3,103,000	2,977,822

TOTAL AUSTRALIA		5,083,253
BELGIUM - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide Inc 5.8% 1/23/2059	8,567,000	9,002,766
CHINA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd 2.125% 2/9/2031	3,090,000	2,684,716
Alibaba Group Holding Ltd 2.7% 2/9/2041	16,100,000	11,426,975

TOTAL CHINA		14,111,691
FRANCE - 0.5%
Financials - 0.5%
Banks - 0.5%
BNP Paribas SA 2.219% 6/9/2026 (b)(d)	9,008,000	8,944,864
BNP Paribas SA 5.786% 1/13/2033 (b)(d)	10,422,000	10,687,441
BPCE SA 4.875% 4/1/2026 (d)	4,662,000	4,667,134
Societe Generale SA 1.488% 12/14/2026 (b)(d)	13,930,000	13,577,983
Societe Generale SA 4.25% 4/14/2025 (d)	4,491,000	4,487,047
Societe Generale SA 5.5% 4/13/2029 (b)(d)	7,117,000	7,203,759

TOTAL FRANCE		49,568,228
GERMANY - 0.8%
Financials - 0.3%
Capital Markets - 0.3%
Deutsche Bank AG 4.5% 4/1/2025	8,603,000	8,598,471
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (b)	8,509,000	7,658,029
Deutsche Bank AG/New York NY 4.1% 1/13/2026	5,262,000	5,231,306
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (b)	11,000,000	10,948,867
		32,436,673
Health Care - 0.5%
Pharmaceuticals - 0.5%
Bayer US Finance II LLC 4.375% 12/15/2028 (d)	58,400,000	56,869,291
TOTAL GERMANY		89,305,964
IRELAND - 0.5%
Financials - 0.3%
Consumer Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	10,220,000	9,964,503
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	5,268,000	5,079,846
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	5,518,000	5,182,530
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	5,903,000	5,246,820
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026	2,472,000	2,467,805
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 7/15/2025	4,349,000	4,368,913
		32,310,417
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd 3.25% 2/15/2027 (d)	7,484,000	7,253,239
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (d)	4,949,000	4,922,911
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (d)	7,943,000	8,231,480
		20,407,630
TOTAL IRELAND		52,718,047
ITALY - 0.4%
Financials - 0.4%
Banks - 0.4%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (d)	37,209,000	37,329,930
MEXICO - 0.8%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Petroleos Mexicanos 5.95% 1/28/2031	3,510,000	2,979,639
Petroleos Mexicanos 6.49% 1/23/2027	1,757,000	1,723,178
Petroleos Mexicanos 6.5% 3/13/2027	5,805,000	5,686,578
Petroleos Mexicanos 6.7% 2/16/2032	4,730,000	4,146,791
Petroleos Mexicanos 6.75% 9/21/2047	14,189,000	9,767,708
Petroleos Mexicanos 6.84% 1/23/2030	349,000	320,172
Petroleos Mexicanos 6.95% 1/28/2060	4,247,000	2,918,114
Petroleos Mexicanos 7.69% 1/23/2050	70,161,000	52,999,619

TOTAL MEXICO		80,541,799
NETHERLANDS - 0.0%
Financials - 0.0%
Banks - 0.0%
Cooperatieve Rabobank UA 4.375% 8/4/2025	3,024,000	3,016,846
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (d)	589,766	610,225
SWITZERLAND - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
UBS Group AG 1.494% 8/10/2027 (b)(d)	7,599,000	7,265,139
UBS Group AG 3.75% 3/26/2025	6,137,000	6,133,468
UBS Group AG 4.194% 4/1/2031 (b)(d)	30,399,000	29,308,109
		42,706,716
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (b)(d)	600,000	597,327
TOTAL SWITZERLAND		43,304,043
UNITED KINGDOM - 0.7%
Financials - 0.7%
Banks - 0.7%
Barclays PLC 2.852% 5/7/2026 (b)	9,444,000	9,412,119
Barclays PLC 4.375% 1/12/2026	2,821,000	2,812,831
Barclays PLC 4.836% 5/9/2028	3,683,000	3,668,573
Barclays PLC 5.088% 6/20/2030 (b)	11,424,000	11,306,674
Barclays PLC 5.2% 5/12/2026	26,475,000	26,605,943
NatWest Group PLC 3.073% 5/22/2028 (b)	5,536,000	5,345,695
NatWest Group PLC 4.8% 4/5/2026	12,145,000	12,182,631
		71,334,466
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (d)	2,547,000	2,386,875
TOTAL UNITED KINGDOM		73,721,341
UNITED STATES - 19.4%
Communication Services - 2.3%
Diversified Telecommunication Services - 0.5%
AT&T Inc 2.55% 12/1/2033	1,806,000	1,486,718
AT&T Inc 3.65% 9/15/2059	2,236,000	1,544,313
AT&T Inc 4.3% 2/15/2030	34,036,000	33,400,007
Verizon Communications Inc 2.987% 10/30/2056	869,000	538,127
Verizon Communications Inc 4.5% 8/10/2033	3,429,000	3,305,537
Verizon Communications Inc 4.862% 8/21/2046	14,251,000	13,108,902
		53,383,604
Media - 1.5%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	1,306,000	1,059,610
Charter Communications Operating LLC / Charter Communications Operating Capital 2.8% 4/1/2031	25,400,000	22,008,030
Charter Communications Operating LLC / Charter Communications Operating Capital 3.9% 6/1/2052	7,000,000	4,649,876
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050	16,000,000	12,384,580
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	2,600,000	2,583,984
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	22,326,000	18,853,786
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	11,014,000	9,750,289
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	5,130,000	5,298,179
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	3,540,000	3,668,840
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055	7,000,000	7,015,080
Comcast Corp 3.75% 4/1/2040	622,000	515,871
Discovery Communications LLC 3.625% 5/15/2030	7,090,000	6,441,404
Discovery Communications LLC 4.125% 5/15/2029	251,000	238,245
Time Warner Cable LLC 4.5% 9/15/2042	544,000	420,491
Time Warner Cable LLC 5.5% 9/1/2041	966,000	854,190
Time Warner Cable LLC 5.875% 11/15/2040	7,077,000	6,559,821
Time Warner Cable LLC 6.55% 5/1/2037	3,601,000	3,589,761
Time Warner Cable LLC 6.75% 6/15/2039	6,233,000	6,299,285
Time Warner Cable LLC 7.3% 7/1/2038	2,390,000	2,528,608
Warnermedia Holdings Inc 3.755% 3/15/2027	2,258,000	2,204,113
Warnermedia Holdings Inc 4.054% 3/15/2029	1,581,000	1,501,921
Warnermedia Holdings Inc 4.279% 3/15/2032	5,334,000	4,791,694
Warnermedia Holdings Inc 5.05% 3/15/2042	2,865,000	2,373,738
Warnermedia Holdings Inc 5.141% 3/15/2052	31,930,000	24,644,937
		150,236,333
Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc 3.75% 4/15/2027	6,800,000	6,693,672
T-Mobile USA Inc 3.875% 4/15/2030	20,000,000	19,152,505
T-Mobile USA Inc 4.2% 10/1/2029	11,200,000	10,978,735
		36,824,912
TOTAL COMMUNICATION SERVICES		240,444,849

Consumer Discretionary - 0.9%
Automobiles - 0.0%
General Motors Financial Co Inc 5.85% 4/6/2030	3,042,000	3,116,657
Distributors - 0.1%
Genuine Parts Co 4.95% 8/15/2029	10,000,000	10,018,447
Household Durables - 0.1%
Lennar Corp 5% 6/15/2027	8,419,000	8,462,638
Toll Brothers Finance Corp 4.35% 2/15/2028	2,908,000	2,875,046
		11,337,684
Leisure Products - 0.1%
Brunswick Corp/DE 5.85% 3/18/2029	15,000,000	15,388,625
Specialty Retail - 0.4%
AutoNation Inc 4.75% 6/1/2030	909,000	894,331
AutoZone Inc 4% 4/15/2030	21,631,000	20,874,451
Lowe's Cos Inc 3.75% 4/1/2032	2,515,000	2,347,131
Lowe's Cos Inc 4.25% 4/1/2052	10,263,000	8,276,037
Lowe's Cos Inc 4.45% 4/1/2062	10,550,000	8,448,992
		40,840,942
Textiles, Apparel & Luxury Goods - 0.2%
Tapestry Inc 3.05% 3/15/2032	20,094,000	17,529,950
TOTAL CONSUMER DISCRETIONARY		98,232,305

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.1%
Kroger Co/The 5% 9/15/2034	5,350,000	5,276,802
Kroger Co/The 5.5% 9/15/2054	5,350,000	5,197,743
		10,474,545
Food Products - 0.1%
Kraft Heinz Foods Co 7.125% 8/1/2039 (d)	5,618,000	6,471,940
TOTAL CONSUMER STAPLES		16,946,485

Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (d)	1,258,000	1,311,632
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (d)	3,393,000	3,543,997
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (d)	1,014,000	1,079,969
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (d)	1,826,000	1,977,349
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (d)	1,093,000	1,203,926
DCP Midstream Operating LP 5.6% 4/1/2044	1,707,000	1,623,770
Energy Transfer LP 3.75% 5/15/2030	2,274,000	2,150,451
Energy Transfer LP 4.95% 6/15/2028	2,591,000	2,609,337
Energy Transfer LP 5% 5/15/2050	18,683,000	16,294,184
Energy Transfer LP 5.25% 4/15/2029	1,549,000	1,572,036
Energy Transfer LP 5.4% 10/1/2047	1,426,000	1,317,922
Energy Transfer LP 5.8% 6/15/2038	1,445,000	1,465,516
Energy Transfer LP 6% 6/15/2048	1,441,000	1,432,575
Energy Transfer LP 6.125% 12/15/2045	400,000	404,491
Energy Transfer LP 6.25% 4/15/2049	1,064,000	1,089,044
Hess Corp 5.6% 2/15/2041	22,554,000	22,840,821
Hess Corp 7.125% 3/15/2033	839,000	950,847
Hess Corp 7.3% 8/15/2031	1,023,000	1,158,983
Hess Corp 7.875% 10/1/2029	2,921,000	3,287,510
Kinder Morgan Inc 3.6% 2/15/2051	18,000,000	12,634,375
MPLX LP 4.8% 2/15/2029	816,000	816,324
MPLX LP 4.95% 9/1/2032	7,989,000	7,859,446
MPLX LP 5.5% 2/15/2049	2,450,000	2,299,507
Occidental Petroleum Corp 5.2% 8/1/2029	7,598,000	7,636,773
Occidental Petroleum Corp 5.375% 1/1/2032	9,652,000	9,580,742
Occidental Petroleum Corp 6.45% 9/15/2036	2,750,000	2,873,348
Occidental Petroleum Corp 6.6% 3/15/2046	3,032,000	3,142,501
Occidental Petroleum Corp 7.5% 5/1/2031	3,937,000	4,361,834
ONEOK Inc 4.25% 9/24/2027	2,743,000	2,716,536
ONEOK Inc 4.4% 10/15/2029	2,869,000	2,815,523
ONEOK Inc 4.75% 10/15/2031	5,580,000	5,489,482
Ovintiv Inc 5.15% 11/15/2041	2,000,000	1,753,568
Ovintiv Inc 8.125% 9/15/2030	3,357,000	3,805,857
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	1,242,000	1,174,171
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	9,286,000	9,149,193
Western Gas Partners LP 4.65% 7/1/2026	1,129,000	1,127,935
Western Gas Partners LP 4.75% 8/15/2028	781,000	777,455
Western Gas Partners LP 5.25% 2/1/2050 (f)	7,720,000	6,811,845
Williams Cos Inc/The 3.5% 11/15/2030	9,960,000	9,299,276
Williams Cos Inc/The 4.65% 8/15/2032	8,326,000	8,068,775
Williams Cos Inc/The 5.3% 8/15/2052	1,888,000	1,772,767
		173,281,593
Financials - 8.4%
Banks - 4.3%
Bank of America Corp 1.922% 10/24/2031 (b)	20,000,000	17,100,067
Bank of America Corp 2.299% 7/21/2032 (b)	25,000,000	21,357,307
Bank of America Corp 2.884% 10/22/2030 (b)	50,000,000	46,003,149
Bank of America Corp 4.183% 11/25/2027	4,363,000	4,319,434
Bank of America Corp 4.25% 10/22/2026	23,937,000	23,829,437
Bank of America Corp 5.015% 7/22/2033 (b)	13,700,000	13,672,631
Citigroup Inc 2.976% 11/5/2030 (b)	50,000,000	45,915,323
Citigroup Inc 4.075% 4/23/2029 (b)	16,389,000	16,109,179
Citigroup Inc 4.125% 7/25/2028	4,363,000	4,290,497
Citigroup Inc 4.3% 11/20/2026	1,115,000	1,110,535
Citigroup Inc 4.412% 3/31/2031 (b)	21,454,000	20,913,294
Citigroup Inc 4.45% 9/29/2027	55,258,000	54,908,138
Citigroup Inc 4.6% 3/9/2026	5,613,000	5,613,484
Citigroup Inc 5.3% 5/6/2044	6,000,000	5,734,856
Citizens Financial Group Inc 2.638% 9/30/2032	4,614,000	3,834,183
JPMorgan Chase & Co 2.956% 5/13/2031 (b)	5,034,000	4,575,562
JPMorgan Chase & Co 4.493% 3/24/2031 (b)	17,000,000	16,798,268
JPMorgan Chase & Co 5.717% 9/14/2033 (b)	65,747,000	68,042,806
Wells Fargo & Co 3.196% 6/17/2027 (b)	40,441,000	39,743,638
Wells Fargo & Co 3.526% 3/24/2028 (b)	11,202,000	10,953,803
Wells Fargo & Co 4.3% 7/22/2027	16,184,000	16,092,383
Wells Fargo & Co 4.478% 4/4/2031 (b)	15,500,000	15,229,906
		456,147,880
Capital Markets - 1.7%
Ares Capital Corp 3.25% 7/15/2025	42,008,000	41,732,040
Ares Capital Corp 3.875% 1/15/2026	16,340,000	16,204,819
Athene Global Funding 5.339% 1/15/2027 (d)	12,500,000	12,630,985
Athene Global Funding 5.583% 1/9/2029 (d)	6,252,000	6,395,587
Blackstone Private Credit Fund 7.05% 9/29/2025	10,049,000	10,165,880
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (b)	12,267,000	10,521,516
Goldman Sachs Group Inc/The 4.25% 10/21/2025	7,670,000	7,643,894
Goldman Sachs Group Inc/The 6.75% 10/1/2037	24,081,000	26,369,449
Moody's Corp 5% 8/5/2034	10,680,000	10,702,604
Morgan Stanley 3.622% 4/1/2031 (b)	35,865,000	33,866,840
		176,233,614
Consumer Finance - 1.0%
Ally Financial Inc 4.625% 3/30/2025	2,237,000	2,236,253
Ally Financial Inc 5.543% 1/17/2031 (b)	1,586,000	1,593,937
Ally Financial Inc 5.8% 5/1/2025	19,772,000	19,784,607
Ally Financial Inc 7.1% 11/15/2027	9,050,000	9,545,457
Ally Financial Inc 8% 11/1/2031	3,172,000	3,586,503
American Express Co 5.085% 1/30/2031 (b)	7,096,000	7,184,341
Capital One Financial Corp 3.65% 5/11/2027	15,715,000	15,397,528
Capital One Financial Corp 3.8% 1/31/2028	6,614,000	6,467,250
Capital One Financial Corp 4.985% 7/24/2026 (b)	8,087,000	8,097,052
Capital One Financial Corp 5.247% 7/26/2030 (b)	10,430,000	10,560,444
Capital One Financial Corp 7.624% 10/30/2031 (b)	7,729,000	8,654,183
Discover Financial Services 4.1% 2/9/2027	8,206,000	8,108,382
Discover Financial Services 4.5% 1/30/2026	3,562,000	3,557,526
Synchrony Financial 3.95% 12/1/2027	5,215,000	5,084,935
		109,858,398
Financial Services - 0.9%
Corebridge Financial Inc 3.9% 4/5/2032	4,093,000	3,803,851
Corebridge Financial Inc 4.35% 4/5/2042	931,000	800,098
Corebridge Financial Inc 4.4% 4/5/2052	2,754,000	2,280,304
Equitable Holdings Inc 4.572% 2/15/2029 (d)	1,160,000	1,145,554
Jackson Financial Inc 3.125% 11/23/2031	955,000	836,887
Jackson Financial Inc 5.17% 6/8/2027	3,740,000	3,778,328
Jackson Financial Inc 5.67% 6/8/2032	4,017,000	4,101,730
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 2.5% 1/15/2027	14,165,000	13,605,580
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	14,250,000	12,244,550
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032	1,330,000	1,196,786
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.125% 2/1/2028	4,285,000	4,327,983
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.5% 1/15/2030	39,620,000	39,895,002
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033	6,412,000	6,517,683
Pine Street Trust II 5.568% 2/15/2049 (d)	4,529,000	4,348,513
		98,882,849
Insurance - 0.5%
Five Corners Funding Trust II 2.85% 5/15/2030 (d)	13,114,000	11,937,795
Liberty Mutual Group Inc 3.95% 5/15/2060 (d)	10,260,000	7,169,359
Lincoln National Corp 3.4% 1/15/2031	9,415,000	8,673,591
Pacific LifeCorp 5.125% 1/30/2043 (d)	1,657,000	1,584,306
Prudential Financial Inc 3.935% 12/7/2049	2,764,000	2,179,046
Prudential Financial Inc 5.375% 5/15/2045 (b)	1,988,000	1,979,849
Prudential Financial Inc 6% 9/1/2052 (b)	14,201,000	14,196,481
Unum Group 4% 6/15/2029	3,614,000	3,505,136
Unum Group 4.046% 8/15/2041 (d)	354,000	288,598
Unum Group 5.75% 8/15/2042	971,000	970,976
		52,485,137
TOTAL FINANCIALS		893,607,878

Health Care - 0.9%
Biotechnology - 0.1%
Amgen Inc 5.25% 3/2/2033	4,736,000	4,809,136
Amgen Inc 5.6% 3/2/2043	4,499,000	4,531,993
Amgen Inc 5.75% 3/2/2063	4,076,000	4,081,866
		13,422,995
Health Care Providers & Services - 0.8%
Centene Corp 2.45% 7/15/2028	12,745,000	11,611,572
Centene Corp 2.625% 8/1/2031	5,945,000	5,009,040
Centene Corp 3.375% 2/15/2030	5,110,000	4,624,005
Centene Corp 4.25% 12/15/2027	5,450,000	5,303,155
Centene Corp 4.625% 12/15/2029	8,470,000	8,135,179
HCA Inc 3.5% 9/1/2030	3,895,000	3,620,865
HCA Inc 3.625% 3/15/2032	1,074,000	972,098
HCA Inc 5.625% 9/1/2028	4,885,000	4,990,345
HCA Inc 5.875% 2/1/2029	3,803,000	3,916,463
Humana Inc 5.375% 4/15/2031	5,665,000	5,713,578
Sabra Health Care LP 3.2% 12/1/2031	12,177,000	10,710,142
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028	1,513,000	1,477,112
Universal Health Services Inc 2.65% 10/15/2030	10,442,000	9,133,671
		75,217,225
Pharmaceuticals - 0.0%
Elanco Animal Health Inc 6.65% 8/28/2028 (b)	905,000	921,995
Utah Acquisition Sub Inc 3.95% 6/15/2026	786,000	777,577
		1,699,572
TOTAL HEALTH CARE		90,339,792

Industrials - 0.6%
Aerospace & Defense - 0.4%
Boeing Co 5.15% 5/1/2030	14,840,000	14,857,605
Boeing Co 5.805% 5/1/2050	4,840,000	4,668,554
Boeing Co 5.93% 5/1/2060	4,840,000	4,632,698
Boeing Co 6.259% 5/1/2027	958,000	984,140
Boeing Co 6.298% 5/1/2029	2,737,000	2,867,636
Boeing Co 6.388% 5/1/2031	2,073,000	2,208,591
Boeing Co 6.528% 5/1/2034	2,219,000	2,377,103
Boeing Co 6.858% 5/1/2054	3,340,000	3,679,607
Boeing Co 7.008% 5/1/2064	3,152,000	3,491,894
		39,767,828
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	764,000	807,539
Carrier Global Corp 6.2% 3/15/2054	473,000	514,615
		1,322,154
Trading Companies & Distributors - 0.2%
Air Lease Corp 3.375% 7/1/2025	7,888,000	7,853,958
Air Lease Corp 3.75% 6/1/2026	15,000,000	14,839,063
		22,693,021
TOTAL INDUSTRIALS		63,783,003

Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.0%
Dell International LLC / EMC Corp 6.2% 7/15/2030	2,284,000	2,427,100
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom Inc 1.95% 2/15/2028 (d)	2,435,000	2,265,168
Broadcom Inc 2.45% 2/15/2031 (d)	20,716,000	18,199,112
Broadcom Inc 2.6% 2/15/2033 (d)	20,716,000	17,532,173
Broadcom Inc 3.187% 11/15/2036 (d)	5,647,000	4,649,732
Broadcom Inc 3.5% 2/15/2041 (d)	16,728,000	13,357,864
		56,004,049
Software - 0.1%
Oracle Corp 3.6% 4/1/2050	6,370,000	4,547,308
Oracle Corp 3.85% 4/1/2060	6,400,000	4,505,476
		9,052,784
TOTAL INFORMATION TECHNOLOGY		67,483,933

Materials - 0.1%
Chemicals - 0.1%
Celanese US Holdings LLC 6.6% 11/15/2028 (b)	4,423,000	4,590,719
Celanese US Holdings LLC 6.8% 11/15/2030 (b)	4,484,000	4,730,735
Celanese US Holdings LLC 6.95% 11/15/2033 (b)	2,619,000	2,800,512
		12,121,966
Real Estate - 2.9%
Diversified REITs - 0.3%
Piedmont Operating Partnership LP 2.75% 4/1/2032	1,917,000	1,555,181
Store Capital LLC 2.75% 11/18/2030	2,849,000	2,493,561
Store Capital LLC 4.625% 3/15/2029	1,396,000	1,366,142
VICI Properties LP 4.375% 5/15/2025	963,000	960,759
VICI Properties LP 4.75% 2/15/2028	7,611,000	7,618,740
VICI Properties LP 4.95% 2/15/2030	9,911,000	9,849,521
VICI Properties LP 5.125% 5/15/2032	998,000	983,267
VICI Properties LP 5.75% 4/1/2034	1,136,000	1,157,230
Vornado Realty LP 2.15% 6/1/2026	2,457,000	2,356,061
Vornado Realty LP 3.4% 6/1/2031	8,887,000	7,607,095
WP Carey Inc 3.85% 7/15/2029	1,045,000	1,007,972
		36,955,529
Health Care REITs - 0.8%
Alexandria Real Estate Equities Inc 2% 5/18/2032	6,718,000	5,496,334
Alexandria Real Estate Equities Inc 4.9% 12/15/2030	4,519,000	4,532,166
Healthcare Realty Holdings LP 3.1% 2/15/2030	1,129,000	1,033,126
Healthcare Realty Holdings LP 3.5% 8/1/2026	1,176,000	1,157,585
Healthpeak OP LLC 5.375% 2/15/2035	10,500,000	10,575,754
Omega Healthcare Investors Inc 3.25% 4/15/2033	8,532,000	7,320,641
Omega Healthcare Investors Inc 3.375% 2/1/2031	4,780,000	4,324,752
Omega Healthcare Investors Inc 3.625% 10/1/2029	5,204,000	4,882,489
Omega Healthcare Investors Inc 4.5% 4/1/2027	452,000	449,517
Omega Healthcare Investors Inc 4.75% 1/15/2028	7,132,000	7,115,409
Omega Healthcare Investors Inc 5.25% 1/15/2026	2,371,000	2,375,229
Ventas Realty LP 2.5% 9/1/2031	16,206,000	14,010,467
Ventas Realty LP 3% 1/15/2030	6,770,000	6,240,321
Ventas Realty LP 4% 3/1/2028	1,358,000	1,334,386
Ventas Realty LP 4.125% 1/15/2026	630,000	626,539
Ventas Realty LP 4.75% 11/15/2030	10,898,000	10,837,623
		82,312,338
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030	2,571,000	2,267,011
Office REITs - 0.2%
Boston Properties LP 3.25% 1/30/2031	4,526,000	4,060,620
Boston Properties LP 4.5% 12/1/2028	2,824,000	2,775,790
COPT Defense Properties LP 2% 1/15/2029	747,000	665,702
COPT Defense Properties LP 2.25% 3/15/2026	2,339,000	2,275,987
COPT Defense Properties LP 2.75% 4/15/2031	2,202,000	1,895,912
Hudson Pacific Properties LP 4.65% 4/1/2029	6,288,000	4,912,079
		16,586,090
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP 3.95% 11/15/2027	2,767,000	2,646,457
Brandywine Operating Partnership LP 4.55% 10/1/2029	1,135,000	1,040,841
Brandywine Operating Partnership LP 8.3% 3/15/2028	8,285,000	8,763,914
CBRE Services Inc 2.5% 4/1/2031	7,642,000	6,622,323
CBRE Services Inc 4.875% 3/1/2026	4,953,000	4,951,662
Essex Portfolio LP 5.5% 4/1/2034	5,000,000	5,092,166
Tanger Properties LP 2.75% 9/1/2031	5,725,000	4,950,829
Tanger Properties LP 3.125% 9/1/2026	1,660,000	1,622,385
Tanger Properties LP 3.875% 7/15/2027	6,943,000	6,800,071
		42,490,648
Residential REITs - 0.2%
American Homes 4 Rent LP 2.375% 7/15/2031	977,000	840,933
American Homes 4 Rent LP 3.375% 7/15/2051	1,510,000	1,035,070
American Homes 4 Rent LP 3.625% 4/15/2032	3,763,000	3,441,651
American Homes 4 Rent LP 4.3% 4/15/2052	2,608,000	2,120,046
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	5,643,000	5,297,408
Sun Communities Operating LP 2.3% 11/1/2028	2,169,000	1,997,823
Sun Communities Operating LP 2.7% 7/15/2031	5,600,000	4,863,877
UDR Inc 5.125% 9/1/2034	4,135,000	4,101,926
		23,698,734
Retail REITs - 0.9%
Brixmor Operating Partnership LP 4.05% 7/1/2030	6,803,000	6,524,427
Brixmor Operating Partnership LP 4.125% 5/15/2029	12,222,000	11,877,724
Brixmor Operating Partnership LP 4.125% 6/15/2026	3,253,000	3,230,291
Brixmor Operating Partnership LP 5.2% 4/1/2032	6,728,000	6,755,770
Brixmor Operating Partnership LP 5.75% 2/15/2035	4,930,000	5,084,904
Kimco Realty OP LLC 2.25% 12/1/2031	9,524,000	8,120,994
Kite Realty Group Trust 4% 3/15/2025	8,142,000	8,137,160
Kite Realty Group Trust 4.75% 9/15/2030	13,258,000	13,109,409
NNN REIT Inc 5.5% 6/15/2034	17,080,000	17,351,062
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	4,796,000	4,609,451
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	1,570,000	1,603,137
Realty Income Corp 2.2% 6/15/2028	1,146,000	1,063,902
Realty Income Corp 2.85% 12/15/2032	1,410,000	1,217,235
Realty Income Corp 3.25% 1/15/2031	1,277,000	1,176,745
Realty Income Corp 3.4% 1/15/2028	1,957,000	1,898,662
Regency Centers LP 5.1% 1/15/2035	4,774,000	4,745,282
Simon Property Group LP 2.45% 9/13/2029	1,897,000	1,734,760
		98,240,915
Specialized REITs - 0.1%
American Tower Corp 5% 1/31/2030	10,400,000	10,486,022
TOTAL REAL ESTATE		313,037,287

Utilities - 0.9%
Electric Utilities - 0.4%
Cleco Corporate Holdings LLC 3.375% 9/15/2029	2,932,000	2,697,080
DPL Inc 4.35% 4/15/2029	2,835,000	2,682,612
Duquesne Light Holdings Inc 2.532% 10/1/2030 (d)	1,869,000	1,647,391
Duquesne Light Holdings Inc 2.775% 1/7/2032 (d)	5,941,000	5,086,611
Southern Co/The 4.85% 3/15/2035	27,400,000	26,528,020
		38,641,714
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 2.45% 1/15/2031	5,591,000	4,786,854
AES Corp/The 3.3% 7/15/2025 (d)	10,148,000	10,071,438
AES Corp/The 3.95% 7/15/2030 (d)	8,852,000	8,330,903
		23,189,195
Multi-Utilities - 0.3%
NiSource Inc 2.95% 9/1/2029	19,262,000	17,915,182
NiSource Inc 5.95% 6/15/2041	1,097,000	1,137,782
Puget Energy Inc 4.1% 6/15/2030	3,951,000	3,767,955
Puget Energy Inc 4.224% 3/15/2032	7,271,000	6,780,243
Sempra 6% 10/15/2039	1,733,000	1,774,123
		31,375,285
TOTAL UTILITIES		93,206,194

TOTAL UNITED STATES		2,062,485,285
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $2,689,483,435)		2,520,799,418

Preferred Securities - 0.2%
	Principal Amount (a)	Value ($)
CANADA - 0.2%
Financials - 0.2%
Banks - 0.2%
Bank of Nova Scotia/The 4.9% (b)(l)	11,200,000	11,285,427
Bank of Nova Scotia/The CME Term SOFR 3 month Index + 2.9096%, 7.1986% (b)(c)(l)	8,146,000	8,166,895

TOTAL PREFERRED SECURITIES (Cost $19,945,667)		19,452,322

U.S. Government Agency - Mortgage Securities - 17.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 17.7%
Fannie Mae 2% 11/1/2051	3,287,578	2,648,284
Fannie Mae 2% 2/1/2052	1,094,320	890,755
Fannie Mae 2.5% 1/1/2052	2,212,597	1,865,012
Fannie Mae 2.5% 4/1/2052	2,637,952	2,242,507
Fannie Mae 2.5% 6/1/2052	3,567,617	3,033,924
Fannie Mae 3% 6/1/2052	2,181,916	1,935,159
Fannie Mae 3.5% 12/1/2036	120,539	116,687
Fannie Mae 3.5% 5/1/2036	92,379	89,513
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.365%, 6.999% 10/1/2035 (b)(c)	18,525	18,833
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 5.945% 4/1/2037 (b)(c)	4,281	4,367
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 6.71% 1/1/2035 (b)(c)	8,349	8,533
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 7.48% 7/1/2034 (b)(c)	1,262	1,283
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.552%, 6.379% 2/1/2044 (b)(c)	2,983	3,053
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 7.428% 6/1/2036 (b)(c)	7,646	7,802
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.065% 3/1/2037 (b)(c)	35,242	36,074
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.566%, 6.396% 2/1/2044 (b)(c)	8,023	8,212
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.577%, 6.314% 4/1/2044 (b)(c)	12,936	13,322
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.58%, 6.08% 4/1/2044 (b)(c)	5,041	5,160
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.58%, 6.421% 1/1/2044 (b)(c)	6,959	7,122
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 7.065% 9/1/2036 (b)(c)	1,019	1,043
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.634%, 6.896% 11/1/2036 (b)(c)	10,445	10,683
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.649%, 7.388% 5/1/2035 (b)(c)	7,693	7,854
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.673%, 6.657% 3/1/2033 (b)(c)	16,161	16,491
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.684%, 7.063% 5/1/2036 (b)(c)	7,580	7,751
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.696%, 6.822% 7/1/2043 (b)(c)	61,504	63,243
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 7.165% 6/1/2042 (b)(c)	38,978	40,083
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.73%, 6.716% 3/1/2040 (b)(c)	31,019	31,886
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.859% 7/1/2035 (b)(c)	16,826	17,206
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.5% 8/1/2041 (b)(c)	14,136	14,524
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.772%, 6.555% 2/1/2037 (b)(c)	78,121	80,032
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.635% 1/1/2042 (b)(c)	154,044	158,606
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 7.622% 7/1/2041 (b)(c)	9,581	9,849
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 6.685% 12/1/2039 (b)(c)	2,894	2,977
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 7.12% 12/1/2040 (b)(c)	201,413	207,661
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.398% 2/1/2042 (b)(c)	68,413	70,548
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.318% 9/1/2041 (b)(c)	17,995	18,550
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.638% 7/1/2041 (b)(c)	24,435	25,139
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.825%, 6.433% 2/1/2035 (b)(c)	11,521	11,816
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 7.004% 10/1/2041 (b)(c)	16,474	16,974
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.854%, 6.429% 4/1/2036 (b)(c)	60,568	62,454
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.89%, 6.768% 8/1/2035 (b)(c)	35,082	35,734
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.954%, 7.703% 7/1/2037 (b)(c)	13,120	13,489
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.15%, 6.982% 7/1/2036 (b)(c)	6,174	6,262
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.583% 3/1/2035 (b)(c)	3,358	3,417
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.912% 6/1/2036 (b)(c)	6,219	6,337
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.28%, 7.24% 10/1/2033 (b)(c)	5,012	5,102
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 7.394% 7/1/2034 (b)(c)	6,001	6,115
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	1,027,160	852,417
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	7,490,303	6,638,374
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	311,181	258,616
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	8,478,029	6,980,415
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	3,139,869	2,607,561
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	324,884	269,415
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2037	5,180,598	4,568,704
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	331,648	274,853
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	25,626	22,599
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	4,177,722	3,690,808
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2035	1,769,974	1,568,661
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	455,656	414,083
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	1,915,770	1,539,642
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	18,327	14,729
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	122,137	99,111
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	135,159	108,792
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	460,771	418,444
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	1,265,230	1,080,998
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	45,941	37,309
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	497,544	400,793
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	1,888,977	1,540,541
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	110,880	89,977
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	4,811,064	3,916,109
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	23,050	18,474
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	254,064	205,850
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	15,126	13,023
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	966,707	825,863
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	1,199,316	1,024,700
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	1,325,066	1,073,608
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	120,799	96,818
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	20,145	16,146
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	235,462	190,778
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	169,602	135,933
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	587,567	470,923
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	20,351	16,356
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	372,653	299,955
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	15,527	13,360
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	242,594	209,308
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	20,699	16,590
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,342,677	1,092,912
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	1,526,502	1,483,856
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	16,579	14,239
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	4,021,508	3,424,233
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	54,744	44,424
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	29,665	23,841
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	502,023	403,459
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	39,077	31,710
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	18,777	15,149
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	3,112,109	2,498,183
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	727,346	589,317
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	2,352,952	1,893,932
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	16,933	14,535
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	301,382	244,566
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	41,160	33,400
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	261,754	212,408
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	51,148	41,505
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	4,099,417	3,294,568
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	310,068	249,192
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	230,063	187,267
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	34,860	28,289
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	27,142	21,898
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	786,693	638,385
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	812,180	661,860
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	13,312,506	10,665,546
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	6,517,375	5,288,719
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	462,091	375,411
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	2,629,325	2,133,644
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	4,272,204	3,433,431
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	2,091,084	1,680,536
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	57,223	45,989
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	3,043,609	2,446,050
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	4,486,654	3,605,778
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	117,046	94,980
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	8,881,083	7,106,908
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	2,669,068	2,145,043
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	18,179	15,581
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	20,527,624	16,426,820
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	155,955	125,336
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2052	21,964	17,603
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2052	6,676,151	5,342,456
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	314,860	286,920
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	776,950	668,075
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	1,134,222	971,066
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	11,897,102	9,598,491
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	1,410,536	1,144,622
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	881,525	716,166
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	266,737	216,201
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	69,513	56,061
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	21,142	17,051
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	3,364,387	2,710,157
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	501,620	406,114
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	564,781	513,252
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	262,719	211,057
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	135,355	108,738
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	19,841	15,939
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	146,782	117,918
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	253,752	203,932
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	217,986	207,763
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	30,759	27,087
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	33,579	29,558
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	22,049	19,397
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	348,555	307,094
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	102,916	90,438
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	13,853	12,238
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	10,684,808	9,109,802
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	420,774	357,697
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	216,170	206,132
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	266,136	224,245
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	210,658	176,841
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,125,248	957,270
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	39,945	38,677
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	140,274	133,822
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	14,519	13,773
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	55,776	52,932
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	2,344,278	2,173,591
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	175,688	155,225
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	800,475	702,992
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	522,466	458,840
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2042	8,117	7,142
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2042	22,878	20,149
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	894,928	765,527
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	845,134	720,028
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	3,693,274	3,107,314
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	389,345	371,088
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	106,444	100,963
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	1,063,064	1,012,163
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2036	14,926,963	13,956,748
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2042	10,305	9,072
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2042	19,069	16,847
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	5,379,277	4,539,270
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	427,725	401,260
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	121,597	116,003
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	302,939	283,248
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043	199,833	175,795
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043	14,706	12,937
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	15,102	12,725
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	313,248	265,018
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	8,263,221	7,060,666
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	4,731,487	4,423,952
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	23,228	20,424
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	24,132	21,218
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2047	89,252	75,594
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	3,759,664	3,173,745
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	2,138,420	1,816,521
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	216,350	206,394
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	2,483,908	2,257,919
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	46,116	40,496
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	26,877	23,523
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	154,652	136,058
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	29,617	26,096
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	133,302	127,534
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	721,041	607,094
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	18,219	15,351
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	315,214	266,583
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	4,408,419	3,728,284
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2053	434,959	364,319
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	524,527	464,798
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2043	6,721	5,847
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2049	23,434,929	20,229,475
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	454,669	380,828
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	319,249	305,007
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2043	11,981	10,497
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,512,905	2,115,788
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,422,058	2,039,297
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	3,121,881	2,628,527
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	672,958	592,056
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	40,891	39,358
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	98,953	94,706
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2037	550,157	518,370
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2040	28,714	26,490
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	17,025	15,545
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	21,474	19,574
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	15,773	14,457
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	21,912	19,924
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	70,815	64,862
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	51,861	47,181
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	15,903	14,450
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	29,020	26,565
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	5,621	5,098
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	60,284	54,978
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	12,822	11,737
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	14,003	12,737
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	55,529	50,714
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	52,426	47,845
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	29,295	26,905
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	22,265	20,411
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	106,463	97,047
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	17,419	15,826
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	16,834	15,366
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	43,657	39,668
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	18,702	17,054
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	21,859	19,936
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	514,699	469,942
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	55,803	51,038
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	221,548	193,862
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	6,352	5,800
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	8,592	7,863
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	4,395	4,039
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	46,156	41,990
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	199,764	178,608
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	792,106	694,851
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	95,012	92,104
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2036	63,231	59,578
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2036	374,686	353,037
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2039	188,806	174,180
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	10,851	9,840
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	44,010	40,035
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	13,001	11,839
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	259,863	237,332
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	36,616	33,488
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	12,337	11,398
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	26,027	23,659
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	14,209	12,985
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	12,697	11,655
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	12,561	11,487
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	2,012,576	1,773,649
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2028	6,629	6,479
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	521,913	504,659
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	235,147	225,203
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	109,687	104,980
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	24,233	22,028
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	5,030	4,627
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,819	7,086
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	31,566	28,792
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	28,630	26,025
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	10,709	9,835
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	27,305	24,924
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	33,862	30,910
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	32,260	29,455
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	138,876	127,059
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	11,802	10,717
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	30,144	27,524
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,572	6,909
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	16,450	15,110
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	11,672	10,653
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	12,569	11,464
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	10,799	9,847
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	8,719	7,930
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	59,477	54,306
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2044	2,592	2,332
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,376,736	1,205,550
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	256,620	226,155
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	152,277	133,485
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	873,438	766,198
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	166,208	161,720
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	65,427	63,470
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2037	293,400	276,447
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2037	523,658	493,401
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	85,659	78,298
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	12,536	11,361
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	9,689	8,834
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	38,522	35,178
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	171,465	156,460
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	44,409	40,603
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	18,895	17,176
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	138,036	125,870
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	11,981	10,922
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	66,642	60,473
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	215,495	196,736
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	70,814	64,550
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	379,207	345,676
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	26,604	24,214
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	38,090	34,556
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	12,029	10,989
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	3,674	3,424
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	288,460	262,955
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	11,355	10,346
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	4,514,768	3,957,626
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	166,610	145,368
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	307,869	269,877
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	678,047	593,949
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2037	709,588	668,589
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2037	734,374	691,942
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	10,056	9,193
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	35,138	32,052
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	122,506	111,506
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	16,466	15,019
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	27,930	25,450
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	8,319	7,588
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	11,783	10,740
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	16,344	14,886
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2044	50,246	45,417
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	35,594	32,013
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	89,502	80,499
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	1,430,793	1,282,396
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	258,622	226,545
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,168,459	1,024,266
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	26,406	24,084
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	76,812	70,083
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	27,249	24,762
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	13,775	12,548
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	14,392	13,113
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	13,345	12,164
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	23,221	21,112
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	5,274	4,807
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	343,896	309,303
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	1,360,951	1,200,234
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	8,005,393	7,050,015
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	43,799	39,806
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	10,738	9,730
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	29,698	27,049
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	315,487	287,738
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	32,241	29,386
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	381,733	346,782
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	13,550	12,354
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	26,730	24,347
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	4,272	3,868
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	17,987	16,400
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	48,141	43,298
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	8,485	7,632
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	9,305	8,439
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	14,962	13,536
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	8,713	7,954
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	7,585	6,871
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	10,830	9,831
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	10,653	9,658
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2044	298,341	271,994
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	12,950	11,647
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	3,968,683	3,509,936
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	191,784	186,184
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2040	406,178	374,713
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	69,887	63,905
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	23,185	21,094
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	620,001	562,187
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	12,811	11,722
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	17,923	16,289
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	29,619	26,639
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	33,243	29,899
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046 (o)	3,058,809	2,745,382
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	1,145,833	1,000,494
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2052	20,876,710	18,293,911
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2042	12,728	11,535
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	90,139	81,738
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	179,958	163,576
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	19,465	17,668
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	98,150	88,215
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	107,764	96,856
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	32,051	28,807
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	1,338,906	1,197,110
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	5,976,240	5,277,966
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	5,411	4,954
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	7,864	7,167
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	6,760	6,144
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	21,810	19,808
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	242,040	220,796
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	48,222	43,758
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	35,476	32,155
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	3,169,266	2,833,627
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	1,109,949	992,401
Fannie Mae Mortgage pass-thru certificates 3.25% 12/1/2041	10,448	9,784
Fannie Mae Mortgage pass-thru certificates 3.4% 7/1/2042	17,224	16,013
Fannie Mae Mortgage pass-thru certificates 3.4% 8/1/2042	58,018	53,882
Fannie Mae Mortgage pass-thru certificates 3.4% 9/1/2042	37,638	35,042
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	62,307	58,312
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	3,712	3,472
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	23,063	21,338
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	1,604,454	1,484,489
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	601	558
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	15,174	14,040
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	329,475	306,590
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	2,161,061	2,018,253
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	211,454	196,305
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	312,008	290,336
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2054	4,999,501	4,536,243
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	35,759	33,409
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	13,370	12,412
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	302,028	275,387
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	3,243	3,039
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	16,679	15,686
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	3,266	3,062
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	37,733	35,310
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2044	10,664	9,929
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	30,520	28,391
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	2,200,450	2,053,580
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	241,044	223,021
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	525,537	486,242
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	435,827	402,695
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2051	361,518	329,629
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	13,664	12,643
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	98,235	89,908
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	149,985	136,146
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	103,148	96,264
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	769,186	700,136
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	37,916	34,459
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	4,626,717	4,263,426
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2051	3,667,860	3,352,350
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	2,994,920	2,718,578
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	95,437	87,496
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2038	58,719	56,071
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	1,225,295	1,124,872
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2050	212,516	193,572
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	1,512,362	1,382,268
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	119,241	108,984
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	126,078	114,524
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	11,771	11,001
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	2,071,111	1,915,606
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	791,640	730,470
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2051	68,943	63,013
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	808,044	733,991
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	3,093,440	2,807,041
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	522,715	484,285
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	20,603	19,089
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	869,684	805,745
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	1,214,167	1,129,217
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2040	1,251	1,171
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	38,121	35,625
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	256,527	237,667
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	36,485	34,226
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	10,188	9,551
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	200,540	186,611
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	173,057	158,171
Fannie Mae Mortgage pass-thru certificates 3.65% 5/1/2042	9,876	9,267
Fannie Mae Mortgage pass-thru certificates 3.65% 8/1/2042	25,794	24,233
Fannie Mae Mortgage pass-thru certificates 3.9% 4/1/2042	12,926	12,338
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	5,814	5,633
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	14,204	13,752
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	11,076	10,742
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	10,443	10,099
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	359,503	347,840
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	8,574	8,266
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	4,067	3,999
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	27,490	26,159
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	36,624	34,782
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	330,242	315,108
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	20,931	20,301
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	96,985	93,922
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	4,077	3,982
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	309,135	298,684
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	462,484	447,026
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	17,582	16,969
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	9,127	8,824
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	129,817	125,422
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	50,657	48,632
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	385,163	369,288
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	2,374	2,293
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	47,435	45,870
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	23,277	22,568
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	5,513	5,335
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	104,687	101,414
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	22,859	22,102
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	15,928	15,493
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	41,692	40,327
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	35,418	34,264
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	559,457	541,367
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	13,912	13,464
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	9,968	9,611
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	274,670	265,499
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	132,039	127,559
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	150,728	145,671
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	192,792	183,220
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	54,475	51,979
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	448,188	427,650
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	10,339	10,011
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,500	4,358
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,353	4,202
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	6,134	5,927
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	6,837	6,642
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,385	5,216
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	8,267	7,988
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	1,873	1,813
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	11,754	11,411
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,244	3,145
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	19,510	18,846
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	54,234	52,380
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	44,883	43,408
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	10,956	10,595
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	259,356	247,471
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	8,013	7,750
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	12,661	12,234
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	301,699	291,942
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	10,521	10,202
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	25,543	24,644
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	6,329	6,117
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	94,033	90,011
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	168,449	160,454
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	531,662	504,765
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	207,936	198,407
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	9,915	9,668
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	52,635	51,255
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	13,597	13,187
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	16,127	15,566
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	7,538	7,298
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	3,016	2,919
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	19,446	18,807
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	11,819	11,432
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	22,157	21,410
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	24,798	23,966
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	19,056	18,392
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	151,319	146,054
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	16,331	15,727
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	7,371	7,086
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	44,274	42,546
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	592,195	568,157
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	183,491	174,609
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	29,576	28,509
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	24,427	23,572
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	4,280	4,149
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	94,178	90,999
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	20,643	19,915
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	43,995	42,512
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	126,682	122,364
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	10,099	9,749
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	48,224	46,413
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	61,080	58,696
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	538,774	515,053
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	107,693	102,211
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	53,273	50,816
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	573,565	548,312
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	56,980	55,136
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	591,750	565,881
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	3,745	3,636
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	553,047	530,252
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	302,472	289,154
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	499,811	477,805
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	53,807	51,325
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	6,016	5,834
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	7,554	7,329
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	90,775	87,062
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	633,777	604,487
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	319,608	310,730
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	59,551	57,896
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	10,666	10,310
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	2,694	2,605
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	12,021	11,601
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	650,099	623,305
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	14,564	13,959
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	348,615	332,639
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	37,948	36,209
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	544,686	519,172
Fannie Mae Mortgage pass-thru certificates 4.025% 5/1/2042	16,698	16,073
Fannie Mae Mortgage pass-thru certificates 4.25% 11/1/2041	19,446	19,000
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2034	2,113	2,100
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	6,970	6,892
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	23,327	22,855
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	150,094	147,059
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	17,945	17,554
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	11,320	11,217
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	10,875	10,779
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	3,844	3,792
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	445,162	439,776
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	63,711	62,442
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2025	1,561	1,557
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	4,343	4,314
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	5,220	5,174
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	1,768	1,753
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	17,694	17,533
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	43,780	43,388
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	4,156	4,114
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	4,164	4,133
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	35,020	34,646
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	1,173,170	1,162,487
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	56,575	55,890
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	9,201	9,090
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	107,442	106,444
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	21,646	21,235
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	10,820	10,605
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	25,230	25,080
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	8,040	7,996
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	89,319	88,575
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	727	721
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	16,873	16,708
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	8,555	8,480
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	17,250	17,102
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	8,871	8,785
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	4,585	4,543
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	5,021	4,971
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	96,393	95,442
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	14,740	14,575
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	9,239	9,127
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	3,039	3,012
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	61,222	60,137
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	281,677	276,420
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2033	7,794	7,750
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	4,797	4,750
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	1,658	1,644
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	6,460	6,402
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	101,250	100,088
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	627,088	621,486
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	75,505	73,931
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	104,835	102,649
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	47,932	46,873
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	153,983	153,227
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	34,777	34,566
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	1,553	1,544
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	9,925	9,814
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2045	74,906	73,906
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	38,766	38,164
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	512,512	508,025
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	43,702	42,873
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	13,879	13,646
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	12,309	12,076
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	19,105	18,707
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	87,097	85,281
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	108,651	108,008
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	186,655	185,529
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	3,295	3,268
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	915	907
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	629,981	626,083
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	4,097	4,056
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	18,530	18,323
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	35,704	35,295
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	36,818	36,373
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	50,654	49,650
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	13,768	13,507
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	60,832	59,678
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	16,779	16,460
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	39,969	39,211
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	38,536	37,805
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	59,811	58,564
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	309	307
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	553,858	551,656
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	2,112	2,095
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	8,858	8,781
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	11,988	11,787
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	25,972	25,536
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	52,845	51,842
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2025	201	201
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	2,418	2,398
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	79,691	79,299
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	165,492	164,436
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	146,605	144,923
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	77,872	76,833
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	40,482	39,802
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	14,090	13,810
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	691,877	678,749
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	9,907	9,741
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	26,434	25,932
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2026	1,827	1,824
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	1,707	1,697
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	1,137	1,131
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	6,916	6,858
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	7,273	7,212
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	116,844	115,876
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	20,411	20,242
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,810	1,795
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	7,679	7,602
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	26,186	25,869
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	584,378	572,742
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	100,229	98,233
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,240	2,227
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	5,094	5,066
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	7,636	7,589
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,673	1,664
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	28,105	27,944
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	5,954	5,919
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,186	2,173
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	10,794	10,732
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	11,626	11,558
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	8,208	8,159
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	4,683	4,658
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	2,752	2,727
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	216,739	215,674
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,980	1,964
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,810	1,795
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	1,384	1,373
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	7,308	7,236
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	4,771	4,733
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2047	9,273	9,089
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	5,722	5,689
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	27,033	26,876
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	9,935	9,877
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	4,513	4,486
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	12,125	12,054
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	12,580	12,506
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	30,479	30,292
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	59,163	58,778
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	2,792	2,773
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	2,581	2,555
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	10,421	10,336
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	256,334	254,043
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	31,743	31,448
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	107,386	105,248
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	25,113	24,613
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2029	2,089	2,104
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	120,102	121,616
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052 (o)	2,799,657	2,788,152
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	1,760,996	1,750,457
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	434,994	432,391
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	681,961	679,159
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	927,875	926,092
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	484,378	482,236
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	566,464	572,269
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	92,427	93,115
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	14,094	14,287
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2045	3,876	3,922
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	18,055	18,284
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	6,295	6,374
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	12,594	12,758
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	7,027	7,115
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	15,756	15,953
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	3,726	3,771
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2044	11,207	11,354
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	29,074	29,354
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	6,448	6,529
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	2,927	2,964
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	3,397	3,439
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	23,923	24,235
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	11,187	11,333
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	562,142	554,737
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	2,653	2,687
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	9,237	9,358
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	47,735	48,359
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2040	4,058	4,108
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2044	5,044	5,110
Fannie Mae Mortgage pass-thru certificates 5.301% 8/1/2041 (b)	153,082	153,462
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	998,362	1,014,309
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	3,069,471	3,117,539
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	883,867	886,660
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	22,499	22,591
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	541,146	543,363
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	4,946,203	4,961,833
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	5,081,950	5,101,185
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	4,843,710	4,895,344
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	1,891,232	1,898,391
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	1,227,155	1,241,003
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	868,358	876,529
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2025	85	85
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	768,737	782,216
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	294,737	295,668
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	888,423	891,230
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.475%, 6.711% 10/1/2033 (b)(c)	495	500
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.505%, 6.38% 1/1/2035 (b)(c)	1,344	1,359
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.51%, 6.316% 2/1/2033 (b)(c)(g)	1,152	1,163
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.41% 3/1/2035 (b)(c)	2,666	2,700
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.532% 12/1/2034 (b)(c)	2,360	2,389
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.92% 10/1/2033 (b)(c)	1,394	1,409
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 7.053% 9/1/2033 (b)(c)	70,325	71,114
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.369% 7/1/2035 (b)(c)	1,624	1,646
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.96%, 7.417% 9/1/2035 (b)(c)	1,159	1,183
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2034	63,579	66,194
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2035	124,410	130,275
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	577	604
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	2,402	2,517
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	48,622	51,168
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	46,000	48,385
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	5,795	6,112
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	35,750	37,259
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	17,614	18,393
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	3,215	3,373
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	801	841
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	442	462
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	476	499
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	991	1,032
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	1,386	1,449
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	2,834	2,976
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	4,389	4,607
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	614	645
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	44,738	47,007
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2034	80,832	84,387
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	630	661
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	16,115	16,852
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	550	578
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	5,965	6,224
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,124	1,181
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	83,189	86,649
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	951	999
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	11,514	12,129
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	1,693,643	1,734,443
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	221,442	229,680
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,557,114	1,607,256
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	587,760	607,973
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	17,441	18,379
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	24,037	25,018
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	3,148,200	3,243,676
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	521,829	543,199
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034	23,120	24,064
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	26,023	27,112
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	16,353	17,201
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	1,672	1,763
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	585,834	597,193
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	162,761	169,630
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2032	2,003	2,082
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2035	402	419
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	1,228	1,287
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	3,133	3,290
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	57,185	60,211
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	1,037,004	1,057,111
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2032	780	811
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	235	246
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	132	136
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	1,844	1,928
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	9,302	9,703
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	3,178	3,336
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	256,796	268,174
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	28,499	29,881
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	1,665,966	1,717,011
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	1,184,627	1,219,813
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	1,307,645	1,333,000
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	435	455
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	3,538	3,701
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	7,692	8,058
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	666	696
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	605	633
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	2,959	3,098
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2036	242	246
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	7,609	8,004
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	103,170	108,692
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,860,100	1,907,211
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,636,090	1,687,753
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	768,487	783,388
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2034	107,529	112,099
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	442	462
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	2,495	2,609
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	4,624	4,831
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	128	134
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,101	1,154
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,455	1,522
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	128,525	133,770
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	2,524,175	2,572,329
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	2,551	2,617
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	25,892	27,112
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	890	930
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	5,095	5,320
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	774	812
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	123	127
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	2,009	2,110
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	4,042	4,255
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2052	1,099,262	1,126,760
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	533,664	548,015
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	2,799,892	2,853,306
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	763	806
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	484	512
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053	8,613,646	8,994,653
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	5,492	5,809
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2036	1,175	1,244
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	3,168,335	3,275,312
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	2,955,920	3,047,688
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	31,483	32,766
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	317,562	331,468
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2036	785	831
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	491	518
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	1,707	1,806
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	365,127	376,770
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2036	178	187
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2037	898	954
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2035	1,513	1,582
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	800,325	833,413
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	1,737,970	1,808,600
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	448,062	462,525
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	89,159	92,831
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	17,864	18,584
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	36,418	38,072
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	533	563
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	577,908	596,563
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	689	728
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	1,856	1,963
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	268,568	280,213
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	212,823	221,959
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	50,264	52,441
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	298	314
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	403	426
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	2,069,825	2,161,864
Fannie Mae Mortgage pass-thru certificates 6.752% 2/1/2039 (b)	58,892	60,733
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2026	10	10
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2026	26	26
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	1,163	1,174
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	11	12
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	27	28
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	31	32
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	59	62
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	7	7
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	147	155
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	746	782
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	63	67
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2025	22	22
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2025	8	8
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2025	12	12
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	5	5
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	358	361
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2027	17	17
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	38	39
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	52	55
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	119	124
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	84	88
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	67	70
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	256	268
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	135	142
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	177	186
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	341	362
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	9	9
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	11	11
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	22	22
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2026	45	47
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	53	55
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	49	52
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	124	129
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	42	44
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	82	86
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	529	554
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2025	4	4
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	287	290
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	15	15
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	18	19
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	836	876
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	484	508
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2032	219	231
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2026	58	58
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2026	11	11
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2027	23	24
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	101	106
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	241	253
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	149	156
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	630	660
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	317	332
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	40	42
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2031	497	520
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2032	196	205
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	1,328	1,407
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	26	26
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	15	15
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	39	39
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	8	8
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2027	3	3
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	9	9
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	33	34
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	3,175	3,338
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	142	150
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	149	156
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	293	309
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	245	246
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	25	25
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	42	43
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2028	54	57
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2028	12	12
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2029	37	39
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2031	145	152
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	260	275
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	59	62
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	308	326
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	5	5
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	20	20
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	17	17
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	7	7
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	1,979	2,073
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	194	203
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	4,739	4,964
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	110	116
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	215	227
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	339	356
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	195	206
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	686	725
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2026	7	7
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	882	924
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	14	15
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	13	14
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	580	607
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	585	619
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	545	575
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	1,234	1,293
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	2,536	2,680
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	205	217
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	615	644
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2026	120	120
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2026	2	2
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	6	6
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	29	31
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	917	961
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	427	447
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	30	31
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	165	172
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	100	105
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	253	266
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	145	153
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	162	171
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	433	456
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	454	481
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2037	2,062	2,212
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	6	6
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	28	28
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	28	28
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	7	8
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	742	749
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	453	475
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	165	172
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	99	104
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	60	63
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	59	62
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	384	403
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	721	755
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	85	89
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	1,859	1,965
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	5,862	6,200
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	15	15
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	7	7
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	5	5
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	10	10
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	720	727
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	79	83
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	13	14
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	189	198
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	286	299
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	474	497
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2029	72	76
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2030	1,300	1,362
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	84	88
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	146	153
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	1,257	1,317
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	125	131
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2032	2,106	2,229
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2026	34	35
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	17	17
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	382	388
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	405	415
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	102	105
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	94	96
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	141	145
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	6,668	6,870
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	46	47
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	278	286
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	28	29
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	220	225
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	605	620
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	152	156
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	83	84
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	15	15
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	10	10
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	32	33
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	212	218
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	8	9
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	132	136
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	29	30
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	142	148
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	1,003	1,052
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2026	9	9
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2026	30	30
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	109	112
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	187	191
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	82	84
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	132	134
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	33	34
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	7	7
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	378	388
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	24	25
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	152	155
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	100	104
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	48	50
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	296	311
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	192	198
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	150	154
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	71	72
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	242	248
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	32	33
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	114	119
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2030	541	573
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2026	6	6
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	203	207
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	155	158
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	8	8
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	38	39
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	105	108
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	22	23
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	98	101
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	34	35
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	414	432
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2031	427	452
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2026	315	316
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	542	553
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	254	262
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	6	6
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	190	194
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2026	37	38
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2027	15	15
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	116	119
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	23	23
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2026	1	1
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	25	25
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	60	61
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	428	438
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	44	45
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	51	52
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	153	158
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	55	57
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	39	41
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	151	152
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	29	29
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	52	53
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	187	191
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	282	291
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2026	4	4
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	9	10
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	98	100
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	76	78
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	19	20
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	90	93
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	13	13
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	39	40
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	105	108
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	12	13
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	53	53
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	60	62
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	68	70
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	22	22
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	106	111
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	262	271
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	493	514
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	42	44
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	21	22
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	5,066	5,211
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	135	142
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2025	2	2
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2025	70	70
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2025	2	2
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	92	94
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	36	37
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	199	202
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	32	33
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	12	12
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	15	15
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	27	28
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	446	459
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	21	21
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	21	22
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	49	50
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	18	19
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	49	51
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	55	57
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	351	366
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	48	50
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	297	309
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	4,083	4,332
Freddie Mac Gold Pool 1.5% 1/1/2036	964,644	852,214
Freddie Mac Gold Pool 1.5% 10/1/2035	2,639,590	2,339,369
Freddie Mac Gold Pool 1.5% 10/1/2036	574,866	505,889
Freddie Mac Gold Pool 1.5% 12/1/2040	191,056	158,662
Freddie Mac Gold Pool 1.5% 12/1/2050	28,679	22,079
Freddie Mac Gold Pool 1.5% 2/1/2041	3,231,760	2,679,747
Freddie Mac Gold Pool 1.5% 3/1/2041	332,421	275,443
Freddie Mac Gold Pool 1.5% 4/1/2041	1,843,387	1,526,408
Freddie Mac Gold Pool 1.5% 4/1/2041	744,371	616,520
Freddie Mac Gold Pool 2% 1/1/2051	35,098	28,207
Freddie Mac Gold Pool 2% 1/1/2052	472,483	384,149
Freddie Mac Gold Pool 2% 1/1/2052	166,546	133,483
Freddie Mac Gold Pool 2% 1/1/2052	202,583	162,366
Freddie Mac Gold Pool 2% 10/1/2041	1,889,855	1,613,764
Freddie Mac Gold Pool 2% 10/1/2050	485,676	391,232
Freddie Mac Gold Pool 2% 10/1/2050	20,056	16,156
Freddie Mac Gold Pool 2% 10/1/2051	22,265	17,977
Freddie Mac Gold Pool 2% 10/1/2051	23,236	18,667
Freddie Mac Gold Pool 2% 11/1/2041	1,133,677	968,233
Freddie Mac Gold Pool 2% 11/1/2050	25,950	20,904
Freddie Mac Gold Pool 2% 11/1/2050	908,876	732,138
Freddie Mac Gold Pool 2% 11/1/2050	38,004	30,614
Freddie Mac Gold Pool 2% 11/1/2050	3,329,293	2,713,098
Freddie Mac Gold Pool 2% 11/1/2051	446,941	358,214
Freddie Mac Gold Pool 2% 11/1/2051	612,631	496,372
Freddie Mac Gold Pool 2% 11/1/2051	149,932	120,167
Freddie Mac Gold Pool 2% 11/1/2051	667,152	537,002
Freddie Mac Gold Pool 2% 12/1/2036	459,827	415,287
Freddie Mac Gold Pool 2% 12/1/2051	108,918	87,670
Freddie Mac Gold Pool 2% 12/1/2051	99,141	79,459
Freddie Mac Gold Pool 2% 12/1/2051	24,206	19,401
Freddie Mac Gold Pool 2% 12/1/2051	1,153,172	936,857
Freddie Mac Gold Pool 2% 12/1/2051	196,869	157,786
Freddie Mac Gold Pool 2% 2/1/2051	71,888	57,774
Freddie Mac Gold Pool 2% 2/1/2051	952,430	765,437
Freddie Mac Gold Pool 2% 2/1/2051	21,776	17,542
Freddie Mac Gold Pool 2% 2/1/2052	246,014	197,098
Freddie Mac Gold Pool 2% 3/1/2036	505,763	458,354
Freddie Mac Gold Pool 2% 3/1/2051	506,292	410,846
Freddie Mac Gold Pool 2% 3/1/2051	469,719	381,167
Freddie Mac Gold Pool 2% 3/1/2051	249,633	200,622
Freddie Mac Gold Pool 2% 3/1/2051	1,591,122	1,278,733
Freddie Mac Gold Pool 2% 3/1/2051	35,861	29,101
Freddie Mac Gold Pool 2% 3/1/2051	56,401	45,768
Freddie Mac Gold Pool 2% 3/1/2051	1,258,766	1,013,990
Freddie Mac Gold Pool 2% 3/1/2051	417,488	338,783
Freddie Mac Gold Pool 2% 4/1/2041	1,835,470	1,574,629
Freddie Mac Gold Pool 2% 4/1/2042	3,001,759	2,579,525
Freddie Mac Gold Pool 2% 4/1/2051	944,320	758,920
Freddie Mac Gold Pool 2% 4/1/2051	294,099	236,358
Freddie Mac Gold Pool 2% 4/1/2052	6,425,256	5,191,879
Freddie Mac Gold Pool 2% 4/1/2052	67,505	54,694
Freddie Mac Gold Pool 2% 5/1/2051	1,597,896	1,284,177
Freddie Mac Gold Pool 2% 5/1/2051	439,503	353,214
Freddie Mac Gold Pool 2% 5/1/2051	14,391,081	11,664,582
Freddie Mac Gold Pool 2% 5/1/2051	393,434	317,420
Freddie Mac Gold Pool 2% 5/1/2051	166,830	134,598
Freddie Mac Gold Pool 2% 5/1/2051	559,048	453,657
Freddie Mac Gold Pool 2% 6/1/2035	3,131,922	2,854,002
Freddie Mac Gold Pool 2% 6/1/2050	8,669,332	6,994,351
Freddie Mac Gold Pool 2% 6/1/2051	19,427	15,613
Freddie Mac Gold Pool 2% 6/1/2052	357,357	287,085
Freddie Mac Gold Pool 2% 7/1/2041	527,049	451,060
Freddie Mac Gold Pool 2% 7/1/2041	2,865,773	2,466,284
Freddie Mac Gold Pool 2% 7/1/2050	277,480	225,429
Freddie Mac Gold Pool 2% 7/1/2050	22,028	17,772
Freddie Mac Gold Pool 2% 7/1/2050	24,712	19,937
Freddie Mac Gold Pool 2% 7/1/2051	332,086	269,170
Freddie Mac Gold Pool 2% 7/1/2051	1,123,071	917,316
Freddie Mac Gold Pool 2% 8/1/2050	16,401	13,319
Freddie Mac Gold Pool 2% 8/1/2051	472,786	380,850
Freddie Mac Gold Pool 2% 8/1/2051	20,042	16,101
Freddie Mac Gold Pool 2% 8/1/2051	1,323,194	1,064,235
Freddie Mac Gold Pool 2% 8/1/2052	534,058	428,037
Freddie Mac Gold Pool 2% 8/1/2052	23,341	18,708
Freddie Mac Gold Pool 2% 9/1/2050	89,722	72,275
Freddie Mac Gold Pool 2% 9/1/2050	16,337	13,160
Freddie Mac Gold Pool 2% 9/1/2050	16,565,186	13,343,961
Freddie Mac Gold Pool 2% 9/1/2051	65,755	53,277
Freddie Mac Gold Pool 2% 9/1/2051	397,587	322,137
Freddie Mac Gold Pool 2% 9/1/2051	388,890	315,090
Freddie Mac Gold Pool 2.5% 1/1/2031	32,246	30,884
Freddie Mac Gold Pool 2.5% 1/1/2041	917,899	810,396
Freddie Mac Gold Pool 2.5% 1/1/2042	778,455	683,654
Freddie Mac Gold Pool 2.5% 10/1/2031	181,559	173,662
Freddie Mac Gold Pool 2.5% 10/1/2041	387,939	341,302
Freddie Mac Gold Pool 2.5% 10/1/2050	8,677,801	7,393,217
Freddie Mac Gold Pool 2.5% 11/1/2031	183,030	174,522
Freddie Mac Gold Pool 2.5% 11/1/2041	241,568	213,433
Freddie Mac Gold Pool 2.5% 11/1/2050	510,931	435,297
Freddie Mac Gold Pool 2.5% 11/1/2051	160,278	134,398
Freddie Mac Gold Pool 2.5% 12/1/2050	466,932	397,812
Freddie Mac Gold Pool 2.5% 12/1/2051	426,624	357,737
Freddie Mac Gold Pool 2.5% 2/1/2051	9,009,703	7,675,986
Freddie Mac Gold Pool 2.5% 3/1/2032	756,000	720,189
Freddie Mac Gold Pool 2.5% 3/1/2050	2,188,585	1,847,508
Freddie Mac Gold Pool 2.5% 4/1/2033	110,784	104,943
Freddie Mac Gold Pool 2.5% 4/1/2042	156,130	137,653
Freddie Mac Gold Pool 2.5% 4/1/2047	726,985	615,734
Freddie Mac Gold Pool 2.5% 4/1/2052 (m)	5,776,341	4,910,432
Freddie Mac Gold Pool 2.5% 5/1/2030	17,316	16,679
Freddie Mac Gold Pool 2.5% 5/1/2051	2,649,909	2,253,500
Freddie Mac Gold Pool 2.5% 5/1/2051	963,864	824,797
Freddie Mac Gold Pool 2.5% 6/1/2031	119,763	114,723
Freddie Mac Gold Pool 2.5% 6/1/2031	106,194	101,572
Freddie Mac Gold Pool 2.5% 6/1/2041	184,473	163,334
Freddie Mac Gold Pool 2.5% 7/1/2031	182,044	174,211
Freddie Mac Gold Pool 2.5% 7/1/2032	240,842	229,132
Freddie Mac Gold Pool 2.5% 7/1/2036	1,779,604	1,661,153
Freddie Mac Gold Pool 2.5% 8/1/2031	306,389	292,913
Freddie Mac Gold Pool 2.5% 8/1/2032	534,110	507,914
Freddie Mac Gold Pool 2.5% 8/1/2041	658,704	579,515
Freddie Mac Gold Pool 2.5% 8/1/2052	316,558	265,147
Freddie Mac Gold Pool 2.5% 9/1/2051	343,223	288,983
Freddie Mac Gold Pool 3% 1/1/2043	42,849	38,902
Freddie Mac Gold Pool 3% 1/1/2043	42,274	38,595
Freddie Mac Gold Pool 3% 1/1/2052	478,217	419,203
Freddie Mac Gold Pool 3% 1/1/2052	617,008	540,867
Freddie Mac Gold Pool 3% 1/1/2052	125,726	110,211
Freddie Mac Gold Pool 3% 10/1/2042	20,416	18,589
Freddie Mac Gold Pool 3% 10/1/2049	1,726,134	1,524,449
Freddie Mac Gold Pool 3% 11/1/2042	10,070	9,227
Freddie Mac Gold Pool 3% 12/1/2042	59,296	54,190
Freddie Mac Gold Pool 3% 12/1/2042	665,788	608,846
Freddie Mac Gold Pool 3% 12/1/2042	31,401	28,700
Freddie Mac Gold Pool 3% 12/1/2046	1,397,875	1,251,472
Freddie Mac Gold Pool 3% 12/1/2051	1,596,670	1,398,137
Freddie Mac Gold Pool 3% 2/1/2033	46,829	45,428
Freddie Mac Gold Pool 3% 2/1/2037	194,123	183,133
Freddie Mac Gold Pool 3% 2/1/2037	17,733	16,729
Freddie Mac Gold Pool 3% 2/1/2043	26,732	24,434
Freddie Mac Gold Pool 3% 2/1/2043	36,916	33,703
Freddie Mac Gold Pool 3% 2/1/2043	45,475	41,727
Freddie Mac Gold Pool 3% 2/1/2043	21,060	19,169
Freddie Mac Gold Pool 3% 3/1/2043	32,430	29,641
Freddie Mac Gold Pool 3% 3/1/2050	3,122,858	2,753,098
Freddie Mac Gold Pool 3% 3/1/2052	311,859	273,277
Freddie Mac Gold Pool 3% 4/1/2032	7,235	7,013
Freddie Mac Gold Pool 3% 4/1/2032	19,417	18,797
Freddie Mac Gold Pool 3% 4/1/2034	273,828	263,330
Freddie Mac Gold Pool 3% 4/1/2043	16,633	15,209
Freddie Mac Gold Pool 3% 4/1/2045	18,347	16,471
Freddie Mac Gold Pool 3% 4/1/2046	56,623	50,923
Freddie Mac Gold Pool 3% 4/1/2046	68,188	61,324
Freddie Mac Gold Pool 3% 4/1/2050	3,126,833	2,756,603
Freddie Mac Gold Pool 3% 5/1/2045	29,506	26,572
Freddie Mac Gold Pool 3% 5/1/2046	169,889	152,786
Freddie Mac Gold Pool 3% 5/1/2046	1,064,694	957,512
Freddie Mac Gold Pool 3% 5/1/2051	135,243	118,765
Freddie Mac Gold Pool 3% 5/1/2052	1,203,121	1,053,335
Freddie Mac Gold Pool 3% 6/1/2031	100,489	97,375
Freddie Mac Gold Pool 3% 6/1/2031	16,513	16,023
Freddie Mac Gold Pool 3% 6/1/2031	14,285	13,866
Freddie Mac Gold Pool 3% 6/1/2031	36,058	34,941
Freddie Mac Gold Pool 3% 6/1/2031	14,353	13,895
Freddie Mac Gold Pool 3% 6/1/2031	17,930	17,351
Freddie Mac Gold Pool 3% 6/1/2031	24,031	23,255
Freddie Mac Gold Pool 3% 6/1/2046	1,044,623	938,809
Freddie Mac Gold Pool 3% 6/1/2052	1,609,630	1,418,288
Freddie Mac Gold Pool 3% 6/1/2052	1,025,773	898,867
Freddie Mac Gold Pool 3% 7/1/2032	30,115	29,079
Freddie Mac Gold Pool 3% 7/1/2045	11,992	10,800
Freddie Mac Gold Pool 3% 7/1/2045	71,810	64,671
Freddie Mac Gold Pool 3% 7/1/2045	31,034	28,182
Freddie Mac Gold Pool 3% 8/1/2032	34,553	33,376
Freddie Mac Gold Pool 3% 8/1/2032	23,587	22,769
Freddie Mac Gold Pool 3% 8/1/2042	10,878	9,922
Freddie Mac Gold Pool 3% 8/1/2042	14,133	12,927
Freddie Mac Gold Pool 3% 8/1/2045	46,608	42,018
Freddie Mac Gold Pool 3% 8/1/2045	20,958	18,861
Freddie Mac Gold Pool 3.5% 1/1/2046	130,419	121,108
Freddie Mac Gold Pool 3.5% 1/1/2048	1,049,166	968,097
Freddie Mac Gold Pool 3.5% 1/1/2048	1,757,461	1,621,661
Freddie Mac Gold Pool 3.5% 10/1/2040	48,754	45,608
Freddie Mac Gold Pool 3.5% 10/1/2047	9,884	9,197
Freddie Mac Gold Pool 3.5% 10/1/2051	804,157	734,732
Freddie Mac Gold Pool 3.5% 10/1/2051	1,156,885	1,060,261
Freddie Mac Gold Pool 3.5% 11/1/2040	102,077	95,492
Freddie Mac Gold Pool 3.5% 11/1/2047	67,030	62,375
Freddie Mac Gold Pool 3.5% 11/1/2047	63,548	58,713
Freddie Mac Gold Pool 3.5% 11/1/2053	1,082,136	981,865
Freddie Mac Gold Pool 3.5% 12/1/2033	173,874	169,145
Freddie Mac Gold Pool 3.5% 12/1/2040	99,982	93,469
Freddie Mac Gold Pool 3.5% 12/1/2046	240,573	222,871
Freddie Mac Gold Pool 3.5% 12/1/2047	17,122	15,933
Freddie Mac Gold Pool 3.5% 12/1/2047	275,923	254,931
Freddie Mac Gold Pool 3.5% 12/1/2054	4,905,077	4,450,568
Freddie Mac Gold Pool 3.5% 2/1/2034	1,863,156	1,813,036
Freddie Mac Gold Pool 3.5% 2/1/2043	55,685	52,449
Freddie Mac Gold Pool 3.5% 2/1/2043	627,276	586,592
Freddie Mac Gold Pool 3.5% 2/1/2048	148,291	137,009
Freddie Mac Gold Pool 3.5% 2/1/2052	460,297	419,552
Freddie Mac Gold Pool 3.5% 3/1/2032	1,143,988	1,117,735
Freddie Mac Gold Pool 3.5% 3/1/2046	1,345,077	1,251,990
Freddie Mac Gold Pool 3.5% 3/1/2052	1,418,514	1,287,184
Freddie Mac Gold Pool 3.5% 3/1/2052	3,556,558	3,228,393
Freddie Mac Gold Pool 3.5% 3/1/2055	191,799	174,027
Freddie Mac Gold Pool 3.5% 4/1/2040	121,028	113,295
Freddie Mac Gold Pool 3.5% 4/1/2042	1,208,002	1,134,964
Freddie Mac Gold Pool 3.5% 4/1/2046	306,255	284,391
Freddie Mac Gold Pool 3.5% 4/1/2052	442,452	401,626
Freddie Mac Gold Pool 3.5% 5/1/2034	203,828	197,969
Freddie Mac Gold Pool 3.5% 5/1/2040	41,501	38,849
Freddie Mac Gold Pool 3.5% 5/1/2040	250,716	234,697
Freddie Mac Gold Pool 3.5% 5/1/2045	9,108	8,469
Freddie Mac Gold Pool 3.5% 5/1/2045	597,680	555,757
Freddie Mac Gold Pool 3.5% 5/1/2046	2,656,062	2,469,759
Freddie Mac Gold Pool 3.5% 5/1/2047	3,404,588	3,108,533
Freddie Mac Gold Pool 3.5% 5/1/2052	1,258,772	1,142,231
Freddie Mac Gold Pool 3.5% 6/1/2032	806,007	787,005
Freddie Mac Gold Pool 3.5% 6/1/2040	216,931	203,071
Freddie Mac Gold Pool 3.5% 6/1/2045	114,173	106,164
Freddie Mac Gold Pool 3.5% 6/1/2045	723,426	672,683
Freddie Mac Gold Pool 3.5% 6/1/2045	69,190	64,402
Freddie Mac Gold Pool 3.5% 6/1/2052	47,126	42,969
Freddie Mac Gold Pool 3.5% 7/1/2032	1,135,884	1,109,357
Freddie Mac Gold Pool 3.5% 7/1/2040	31,162	29,171
Freddie Mac Gold Pool 3.5% 7/1/2042	577,782	540,367
Freddie Mac Gold Pool 3.5% 7/1/2046	38,409	35,631
Freddie Mac Gold Pool 3.5% 7/1/2047	164,944	153,590
Freddie Mac Gold Pool 3.5% 8/1/2034	341,912	331,946
Freddie Mac Gold Pool 3.5% 8/1/2040	141,756	132,610
Freddie Mac Gold Pool 3.5% 8/1/2045	6,209	5,769
Freddie Mac Gold Pool 3.5% 8/1/2046	7,390	6,902
Freddie Mac Gold Pool 3.5% 8/1/2047	250,793	233,531
Freddie Mac Gold Pool 3.5% 8/1/2047	20,013	18,635
Freddie Mac Gold Pool 3.5% 8/1/2047	29,751	27,685
Freddie Mac Gold Pool 3.5% 8/1/2049	18,919,707	17,440,041
Freddie Mac Gold Pool 3.5% 8/1/2051	1,501,108	1,376,204
Freddie Mac Gold Pool 3.5% 9/1/2040	106,843	99,316
Freddie Mac Gold Pool 3.5% 9/1/2042	739,036	690,499
Freddie Mac Gold Pool 3.5% 9/1/2042	900,391	841,645
Freddie Mac Gold Pool 3.5% 9/1/2046	339,728	315,155
Freddie Mac Gold Pool 3.5% 9/1/2047	6,536	6,082
Freddie Mac Gold Pool 3.5% 9/1/2047	6,125	5,699
Freddie Mac Gold Pool 4% 1/1/2036	583,750	575,711
Freddie Mac Gold Pool 4% 1/1/2039	61,714	60,170
Freddie Mac Gold Pool 4% 1/1/2041	22,027	21,393
Freddie Mac Gold Pool 4% 1/1/2041	8,552	8,275
Freddie Mac Gold Pool 4% 10/1/2041	348,844	337,556
Freddie Mac Gold Pool 4% 10/1/2042	11,288	10,977
Freddie Mac Gold Pool 4% 10/1/2042	7,614	7,338
Freddie Mac Gold Pool 4% 10/1/2045	25,854	24,827
Freddie Mac Gold Pool 4% 11/1/2041	15,988	15,517
Freddie Mac Gold Pool 4% 11/1/2041	58,557	56,614
Freddie Mac Gold Pool 4% 11/1/2042	3,055	2,986
Freddie Mac Gold Pool 4% 11/1/2043	7,827	7,552
Freddie Mac Gold Pool 4% 11/1/2047	424,968	405,311
Freddie Mac Gold Pool 4% 11/1/2051	88,829	84,758
Freddie Mac Gold Pool 4% 12/1/2040	14,277	13,855
Freddie Mac Gold Pool 4% 12/1/2047	708,996	676,200
Freddie Mac Gold Pool 4% 2/1/2039	6,983	6,800
Freddie Mac Gold Pool 4% 2/1/2042	27,714	26,827
Freddie Mac Gold Pool 4% 2/1/2043	18,595	17,911
Freddie Mac Gold Pool 4% 2/1/2044	23,206	22,309
Freddie Mac Gold Pool 4% 2/1/2044	38,655	37,229
Freddie Mac Gold Pool 4% 2/1/2045	501,932	483,203
Freddie Mac Gold Pool 4% 2/1/2046	5,340	5,121
Freddie Mac Gold Pool 4% 2/1/2046	2,456	2,355
Freddie Mac Gold Pool 4% 2/1/2046	177,571	170,908
Freddie Mac Gold Pool 4% 2/1/2048	479,780	458,037
Freddie Mac Gold Pool 4% 2/1/2048	45,243	43,221
Freddie Mac Gold Pool 4% 2/1/2050	108,052	102,450
Freddie Mac Gold Pool 4% 2/1/2052	37,399	35,685
Freddie Mac Gold Pool 4% 2/1/2052	48,077	45,874
Freddie Mac Gold Pool 4% 2/1/2053	11,703,930	11,098,100
Freddie Mac Gold Pool 4% 3/1/2042	32,206	31,171
Freddie Mac Gold Pool 4% 3/1/2042	10,013	9,654
Freddie Mac Gold Pool 4% 3/1/2042	28,780	27,816
Freddie Mac Gold Pool 4% 4/1/2040	1,289	1,259
Freddie Mac Gold Pool 4% 4/1/2042	14,917	14,384
Freddie Mac Gold Pool 4% 4/1/2042	13,840	13,429
Freddie Mac Gold Pool 4% 4/1/2042	10,954	10,620
Freddie Mac Gold Pool 4% 4/1/2042	11,911	11,500
Freddie Mac Gold Pool 4% 4/1/2043	18,764	18,242
Freddie Mac Gold Pool 4% 4/1/2043	592,422	572,301
Freddie Mac Gold Pool 4% 4/1/2043	30,281	29,244
Freddie Mac Gold Pool 4% 4/1/2046	170,467	163,274
Freddie Mac Gold Pool 4% 4/1/2048	81,624	77,874
Freddie Mac Gold Pool 4% 4/1/2048	167,591	159,892
Freddie Mac Gold Pool 4% 4/1/2048	7,718	7,363
Freddie Mac Gold Pool 4% 4/1/2048	28,416	27,110
Freddie Mac Gold Pool 4% 4/1/2048	130,918	124,903
Freddie Mac Gold Pool 4% 4/1/2052	97,471	92,974
Freddie Mac Gold Pool 4% 4/1/2052	63,018	60,111
Freddie Mac Gold Pool 4% 5/1/2038	795,022	777,117
Freddie Mac Gold Pool 4% 5/1/2042	50,710	49,102
Freddie Mac Gold Pool 4% 5/1/2043	6,462	6,228
Freddie Mac Gold Pool 4% 5/1/2045	58,496	56,284
Freddie Mac Gold Pool 4% 5/1/2048	973,010	929,522
Freddie Mac Gold Pool 4% 6/1/2038	23,297	22,772
Freddie Mac Gold Pool 4% 6/1/2038	31,353	30,647
Freddie Mac Gold Pool 4% 6/1/2041	4,375	4,297
Freddie Mac Gold Pool 4% 6/1/2041	14,723	14,235
Freddie Mac Gold Pool 4% 6/1/2045	38,756	37,254
Freddie Mac Gold Pool 4% 6/1/2047	192,496	184,254
Freddie Mac Gold Pool 4% 6/1/2047	2,701,333	2,585,664
Freddie Mac Gold Pool 4% 6/1/2052	52,433	50,014
Freddie Mac Gold Pool 4% 7/1/2043	21,803	20,985
Freddie Mac Gold Pool 4% 7/1/2045	146,378	140,705
Freddie Mac Gold Pool 4% 7/1/2052	79,036	75,389
Freddie Mac Gold Pool 4% 8/1/2038	193,812	188,963
Freddie Mac Gold Pool 4% 8/1/2038	134,387	131,025
Freddie Mac Gold Pool 4% 8/1/2043	28,616	27,689
Freddie Mac Gold Pool 4% 8/1/2044	14,565	14,013
Freddie Mac Gold Pool 4% 8/1/2044	10,460	10,104
Freddie Mac Gold Pool 4% 8/1/2052	46,780	44,589
Freddie Mac Gold Pool 4% 9/1/2041	15,496	14,996
Freddie Mac Gold Pool 4% 9/1/2041	42,463	41,092
Freddie Mac Gold Pool 4% 9/1/2041	14,477	14,040
Freddie Mac Gold Pool 4% 9/1/2041	14,049	13,582
Freddie Mac Gold Pool 4% 9/1/2043	9,301	8,991
Freddie Mac Gold Pool 4% 9/1/2044	38,994	37,538
Freddie Mac Gold Pool 4% 9/1/2051	100,787	96,168
Freddie Mac Gold Pool 4.5% 1/1/2040	14,881	14,776
Freddie Mac Gold Pool 4.5% 1/1/2041	17,368	17,239
Freddie Mac Gold Pool 4.5% 1/1/2041	9,019	8,958
Freddie Mac Gold Pool 4.5% 1/1/2041	3,156	3,133
Freddie Mac Gold Pool 4.5% 1/1/2042	444,497	441,045
Freddie Mac Gold Pool 4.5% 1/1/2045	17,445	17,256
Freddie Mac Gold Pool 4.5% 1/1/2047	40,506	39,838
Freddie Mac Gold Pool 4.5% 10/1/2039	1,400	1,392
Freddie Mac Gold Pool 4.5% 10/1/2039	19,995	19,848
Freddie Mac Gold Pool 4.5% 10/1/2039	8,372	8,313
Freddie Mac Gold Pool 4.5% 10/1/2039	88,199	87,569
Freddie Mac Gold Pool 4.5% 10/1/2040	44,782	44,432
Freddie Mac Gold Pool 4.5% 10/1/2040	26,465	26,240
Freddie Mac Gold Pool 4.5% 10/1/2041	106,965	106,018
Freddie Mac Gold Pool 4.5% 10/1/2043	25,417	25,101
Freddie Mac Gold Pool 4.5% 10/1/2048	575,487	566,541
Freddie Mac Gold Pool 4.5% 10/1/2048	82,978	81,274
Freddie Mac Gold Pool 4.5% 11/1/2031	4,778	4,759
Freddie Mac Gold Pool 4.5% 11/1/2039	1,131	1,123
Freddie Mac Gold Pool 4.5% 11/1/2040	4,832	4,796
Freddie Mac Gold Pool 4.5% 11/1/2040	478	474
Freddie Mac Gold Pool 4.5% 11/1/2040	9,737	9,662
Freddie Mac Gold Pool 4.5% 11/1/2044	132,908	131,465
Freddie Mac Gold Pool 4.5% 11/1/2044	7,505	7,424
Freddie Mac Gold Pool 4.5% 12/1/2039	780	775
Freddie Mac Gold Pool 4.5% 12/1/2039	956	950
Freddie Mac Gold Pool 4.5% 12/1/2040	14,559	14,432
Freddie Mac Gold Pool 4.5% 12/1/2040	12,555	12,445
Freddie Mac Gold Pool 4.5% 12/1/2040	1,889	1,872
Freddie Mac Gold Pool 4.5% 12/1/2044	7,590	7,507
Freddie Mac Gold Pool 4.5% 12/1/2044	26,472	26,185
Freddie Mac Gold Pool 4.5% 12/1/2045	81,092	80,524
Freddie Mac Gold Pool 4.5% 12/1/2046	41,204	40,525
Freddie Mac Gold Pool 4.5% 2/1/2037	1,395	1,387
Freddie Mac Gold Pool 4.5% 2/1/2040	4,695	4,662
Freddie Mac Gold Pool 4.5% 2/1/2041	15,588	15,469
Freddie Mac Gold Pool 4.5% 2/1/2041	10,329	10,255
Freddie Mac Gold Pool 4.5% 2/1/2041	13,068	12,972
Freddie Mac Gold Pool 4.5% 2/1/2041	16,526	16,377
Freddie Mac Gold Pool 4.5% 2/1/2041	64,381	63,897
Freddie Mac Gold Pool 4.5% 2/1/2041	16,559	16,411
Freddie Mac Gold Pool 4.5% 2/1/2041	13,998	13,894
Freddie Mac Gold Pool 4.5% 2/1/2041	19,126	18,976
Freddie Mac Gold Pool 4.5% 2/1/2041	7,084	7,021
Freddie Mac Gold Pool 4.5% 2/1/2044	12,399	12,276
Freddie Mac Gold Pool 4.5% 2/1/2047	148,751	146,299
Freddie Mac Gold Pool 4.5% 3/1/2041	21,935	21,764
Freddie Mac Gold Pool 4.5% 3/1/2041	69,291	68,757
Freddie Mac Gold Pool 4.5% 3/1/2041	165,400	164,106
Freddie Mac Gold Pool 4.5% 3/1/2041	13,082	12,972
Freddie Mac Gold Pool 4.5% 3/1/2041	16,015	15,891
Freddie Mac Gold Pool 4.5% 3/1/2041	4,397	4,363
Freddie Mac Gold Pool 4.5% 3/1/2042	3,012	2,989
Freddie Mac Gold Pool 4.5% 3/1/2042	4,041	4,011
Freddie Mac Gold Pool 4.5% 3/1/2044	11,590	11,475
Freddie Mac Gold Pool 4.5% 4/1/2041	5,668	5,616
Freddie Mac Gold Pool 4.5% 4/1/2041	22,053	21,864
Freddie Mac Gold Pool 4.5% 4/1/2041	213,392	211,709
Freddie Mac Gold Pool 4.5% 4/1/2041	2,756	2,735
Freddie Mac Gold Pool 4.5% 4/1/2041	22,427	22,223
Freddie Mac Gold Pool 4.5% 4/1/2041	1,948	1,932
Freddie Mac Gold Pool 4.5% 5/1/2035	7,054	7,016
Freddie Mac Gold Pool 4.5% 5/1/2039	57,482	57,092
Freddie Mac Gold Pool 4.5% 5/1/2040	2,949	2,927
Freddie Mac Gold Pool 4.5% 5/1/2040	3,415	3,392
Freddie Mac Gold Pool 4.5% 5/1/2041	15,364	15,244
Freddie Mac Gold Pool 4.5% 5/1/2041	23,893	23,685
Freddie Mac Gold Pool 4.5% 5/1/2041	23,366	23,154
Freddie Mac Gold Pool 4.5% 5/1/2045	131,954	130,357
Freddie Mac Gold Pool 4.5% 5/1/2047	280,490	275,516
Freddie Mac Gold Pool 4.5% 5/1/2047	375,649	368,987
Freddie Mac Gold Pool 4.5% 5/1/2047	121,467	119,313
Freddie Mac Gold Pool 4.5% 6/1/2025	99	99
Freddie Mac Gold Pool 4.5% 6/1/2038	8,929	8,881
Freddie Mac Gold Pool 4.5% 6/1/2039	5,083	5,047
Freddie Mac Gold Pool 4.5% 6/1/2040	1,294	1,285
Freddie Mac Gold Pool 4.5% 6/1/2040	6,277	6,231
Freddie Mac Gold Pool 4.5% 6/1/2041	1,250	1,239
Freddie Mac Gold Pool 4.5% 6/1/2041	18,415	18,248
Freddie Mac Gold Pool 4.5% 6/1/2041	18,470	18,306
Freddie Mac Gold Pool 4.5% 6/1/2041	3,049	3,022
Freddie Mac Gold Pool 4.5% 6/1/2041	9,571	9,488
Freddie Mac Gold Pool 4.5% 6/1/2041	7,631	7,580
Freddie Mac Gold Pool 4.5% 6/1/2041	15,765	15,652
Freddie Mac Gold Pool 4.5% 6/1/2041	25,208	25,026
Freddie Mac Gold Pool 4.5% 6/1/2047	537,489	527,958
Freddie Mac Gold Pool 4.5% 6/1/2047	160,158	157,668
Freddie Mac Gold Pool 4.5% 7/1/2025	1,907	1,904
Freddie Mac Gold Pool 4.5% 7/1/2040	30,438	30,219
Freddie Mac Gold Pool 4.5% 7/1/2040	12,037	11,946
Freddie Mac Gold Pool 4.5% 7/1/2040	2,613	2,593
Freddie Mac Gold Pool 4.5% 7/1/2040	13,242	13,129
Freddie Mac Gold Pool 4.5% 7/1/2041	11,583	11,492
Freddie Mac Gold Pool 4.5% 7/1/2044	6,173	6,110
Freddie Mac Gold Pool 4.5% 7/1/2047	124,718	122,740
Freddie Mac Gold Pool 4.5% 7/1/2047	225,585	221,373
Freddie Mac Gold Pool 4.5% 7/1/2047	278,300	274,322
Freddie Mac Gold Pool 4.5% 8/1/2033	3,662	3,646
Freddie Mac Gold Pool 4.5% 8/1/2035	1,274	1,267
Freddie Mac Gold Pool 4.5% 8/1/2035	481	479
Freddie Mac Gold Pool 4.5% 8/1/2039	1,311	1,301
Freddie Mac Gold Pool 4.5% 8/1/2040	10,780	10,699
Freddie Mac Gold Pool 4.5% 8/1/2040	2,733	2,712
Freddie Mac Gold Pool 4.5% 8/1/2040	8,531	8,464
Freddie Mac Gold Pool 4.5% 8/1/2040	1,779	1,766
Freddie Mac Gold Pool 4.5% 8/1/2041	79,828	79,159
Freddie Mac Gold Pool 4.5% 8/1/2041	1,141	1,131
Freddie Mac Gold Pool 4.5% 8/1/2041	2,683	2,662
Freddie Mac Gold Pool 4.5% 8/1/2041	8,022	7,961
Freddie Mac Gold Pool 4.5% 8/1/2041	10,591	10,497
Freddie Mac Gold Pool 4.5% 8/1/2041	16,350	16,224
Freddie Mac Gold Pool 4.5% 9/1/2039	1,536	1,525
Freddie Mac Gold Pool 4.5% 9/1/2039	48,610	48,300
Freddie Mac Gold Pool 4.5% 9/1/2039	730	725
Freddie Mac Gold Pool 4.5% 9/1/2040	20,535	20,379
Freddie Mac Gold Pool 4.5% 9/1/2041	106,221	105,391
Freddie Mac Gold Pool 4.5% 9/1/2041	79,485	78,817
Freddie Mac Gold Pool 4.5% 9/1/2041	3,546	3,519
Freddie Mac Gold Pool 4.5% 9/1/2041	17,139	17,009
Freddie Mac Gold Pool 4.5% 9/1/2041	187,785	186,419
Freddie Mac Gold Pool 5% 1/1/2035	83,875	84,841
Freddie Mac Gold Pool 5% 1/1/2037	3,846	3,896
Freddie Mac Gold Pool 5% 1/1/2040	40,129	40,701
Freddie Mac Gold Pool 5% 1/1/2041	3,789	3,842
Freddie Mac Gold Pool 5% 1/1/2053	1,232,968	1,224,819
Freddie Mac Gold Pool 5% 10/1/2033	804	813
Freddie Mac Gold Pool 5% 10/1/2033	410	415
Freddie Mac Gold Pool 5% 10/1/2033	9,339	9,448
Freddie Mac Gold Pool 5% 10/1/2033	6,708	6,785
Freddie Mac Gold Pool 5% 10/1/2052	2,400,597	2,390,732
Freddie Mac Gold Pool 5% 11/1/2034	109	110
Freddie Mac Gold Pool 5% 11/1/2035	5,298	5,367
Freddie Mac Gold Pool 5% 11/1/2037	1,081	1,096
Freddie Mac Gold Pool 5% 11/1/2040	6,504	6,596
Freddie Mac Gold Pool 5% 11/1/2052	568,017	566,925
Freddie Mac Gold Pool 5% 11/1/2052	598,823	596,362
Freddie Mac Gold Pool 5% 11/1/2054	14,728,491	14,497,667
Freddie Mac Gold Pool 5% 12/1/2033	1,566	1,583
Freddie Mac Gold Pool 5% 12/1/2033	8,049	8,146
Freddie Mac Gold Pool 5% 12/1/2033	3,630	3,673
Freddie Mac Gold Pool 5% 12/1/2034	2,262	2,291
Freddie Mac Gold Pool 5% 12/1/2034	2,731	2,766
Freddie Mac Gold Pool 5% 12/1/2035	14,719	14,914
Freddie Mac Gold Pool 5% 12/1/2052 (m)	1,346,838	1,341,304
Freddie Mac Gold Pool 5% 12/1/2052	295,778	293,915
Freddie Mac Gold Pool 5% 12/1/2052	355,283	353,046
Freddie Mac Gold Pool 5% 12/1/2052	325,899	324,458
Freddie Mac Gold Pool 5% 12/1/2052	28,391	28,070
Freddie Mac Gold Pool 5% 2/1/2035	9,905	10,009
Freddie Mac Gold Pool 5% 2/1/2040	8,528	8,647
Freddie Mac Gold Pool 5% 2/1/2041	12,658	12,837
Freddie Mac Gold Pool 5% 2/1/2041	8,438	8,558
Freddie Mac Gold Pool 5% 3/1/2041	2,665	2,679
Freddie Mac Gold Pool 5% 3/1/2041	18,445	18,706
Freddie Mac Gold Pool 5% 3/1/2041	17,452	17,697
Freddie Mac Gold Pool 5% 4/1/2034	69	70
Freddie Mac Gold Pool 5% 4/1/2034	3,082	3,119
Freddie Mac Gold Pool 5% 4/1/2035	5,713	5,785
Freddie Mac Gold Pool 5% 4/1/2035	22,526	22,788
Freddie Mac Gold Pool 5% 4/1/2035	7,570	7,667
Freddie Mac Gold Pool 5% 4/1/2036	54,593	55,300
Freddie Mac Gold Pool 5% 4/1/2040	47,690	48,350
Freddie Mac Gold Pool 5% 4/1/2041	854	866
Freddie Mac Gold Pool 5% 4/1/2041	3,785	3,837
Freddie Mac Gold Pool 5% 5/1/2034	506	512
Freddie Mac Gold Pool 5% 5/1/2034	3,365	3,403
Freddie Mac Gold Pool 5% 5/1/2034	1,951	1,973
Freddie Mac Gold Pool 5% 5/1/2034	3,727	3,770
Freddie Mac Gold Pool 5% 5/1/2035	864	874
Freddie Mac Gold Pool 5% 5/1/2035	21,482	21,755
Freddie Mac Gold Pool 5% 5/1/2040	8,717	8,840
Freddie Mac Gold Pool 5% 5/1/2041	15,280	15,490
Freddie Mac Gold Pool 5% 6/1/2035	4,017	4,066
Freddie Mac Gold Pool 5% 6/1/2035	1,806	1,829
Freddie Mac Gold Pool 5% 6/1/2038	2,380	2,414
Freddie Mac Gold Pool 5% 6/1/2038	1,815	1,840
Freddie Mac Gold Pool 5% 6/1/2040	23,982	24,312
Freddie Mac Gold Pool 5% 6/1/2040	30,117	30,530
Freddie Mac Gold Pool 5% 6/1/2041	777,433	788,352
Freddie Mac Gold Pool 5% 6/1/2041	15,345	15,556
Freddie Mac Gold Pool 5% 6/1/2052	274,236	273,966
Freddie Mac Gold Pool 5% 7/1/2034	196	198
Freddie Mac Gold Pool 5% 7/1/2035	771	781
Freddie Mac Gold Pool 5% 7/1/2035	2,763	2,798
Freddie Mac Gold Pool 5% 7/1/2035	704	713
Freddie Mac Gold Pool 5% 7/1/2035	252	255
Freddie Mac Gold Pool 5% 7/1/2035	813	823
Freddie Mac Gold Pool 5% 7/1/2035	19,580	19,833
Freddie Mac Gold Pool 5% 7/1/2035	2,263	2,292
Freddie Mac Gold Pool 5% 7/1/2035	827	838
Freddie Mac Gold Pool 5% 7/1/2035	139,325	141,032
Freddie Mac Gold Pool 5% 7/1/2035	562	569
Freddie Mac Gold Pool 5% 7/1/2040	6,422	6,511
Freddie Mac Gold Pool 5% 7/1/2040	1,391	1,410
Freddie Mac Gold Pool 5% 7/1/2041	6,390	6,457
Freddie Mac Gold Pool 5% 7/1/2041	4,829	4,889
Freddie Mac Gold Pool 5% 7/1/2041	11,910	12,074
Freddie Mac Gold Pool 5% 7/1/2041	7,929	8,041
Freddie Mac Gold Pool 5% 7/1/2041	12,978	13,158
Freddie Mac Gold Pool 5% 7/1/2041	13,670	13,858
Freddie Mac Gold Pool 5% 7/1/2041	11,125	11,278
Freddie Mac Gold Pool 5% 8/1/2033	881	890
Freddie Mac Gold Pool 5% 8/1/2033	2,525	2,554
Freddie Mac Gold Pool 5% 8/1/2034	33,762	34,163
Freddie Mac Gold Pool 5% 8/1/2035	590	596
Freddie Mac Gold Pool 5% 8/1/2035	851	863
Freddie Mac Gold Pool 5% 8/1/2035	2,767	2,800
Freddie Mac Gold Pool 5% 8/1/2036	983	995
Freddie Mac Gold Pool 5% 8/1/2040	2,192	2,222
Freddie Mac Gold Pool 5% 8/1/2040	26,113	26,478
Freddie Mac Gold Pool 5% 9/1/2033	8,188	8,280
Freddie Mac Gold Pool 5% 9/1/2035	17,438	17,658
Freddie Mac Gold Pool 5% 9/1/2035	1,021	1,034
Freddie Mac Gold Pool 5% 9/1/2035	110	111
Freddie Mac Gold Pool 5.5% 1/1/2055	3,943,332	4,012,479
Freddie Mac Gold Pool 5.5% 10/1/2054	3,831,702	3,871,351
Freddie Mac Gold Pool 5.5% 11/1/2054	3,579,489	3,635,544
Freddie Mac Gold Pool 5.5% 2/1/2054	229,266	230,277
Freddie Mac Gold Pool 5.5% 5/1/2053 (n)	4,470,213	4,517,866
Freddie Mac Gold Pool 5.5% 9/1/2053	12,124,259	12,283,815
Freddie Mac Gold Pool 5.5% 9/1/2054	3,085,182	3,120,963
Freddie Mac Gold Pool 6% 1/1/2029	73	75
Freddie Mac Gold Pool 6% 1/1/2029	1,722	1,758
Freddie Mac Gold Pool 6% 1/1/2029	49	51
Freddie Mac Gold Pool 6% 1/1/2029	185	189
Freddie Mac Gold Pool 6% 1/1/2032	1,232	1,276
Freddie Mac Gold Pool 6% 1/1/2032	1,916	1,985
Freddie Mac Gold Pool 6% 10/1/2032	1,054	1,095
Freddie Mac Gold Pool 6% 10/1/2054	1,586,691	1,641,257
Freddie Mac Gold Pool 6% 11/1/2029	129	131
Freddie Mac Gold Pool 6% 11/1/2031	1,423	1,474
Freddie Mac Gold Pool 6% 11/1/2032	10,631	11,017
Freddie Mac Gold Pool 6% 11/1/2053	357,599	366,991
Freddie Mac Gold Pool 6% 12/1/2032	564	585
Freddie Mac Gold Pool 6% 12/1/2037	7,086	7,466
Freddie Mac Gold Pool 6% 12/1/2037	27,212	28,689
Freddie Mac Gold Pool 6% 2/1/2029	240	245
Freddie Mac Gold Pool 6% 2/1/2029	106	108
Freddie Mac Gold Pool 6% 2/1/2029	83	84
Freddie Mac Gold Pool 6% 2/1/2029	91	93
Freddie Mac Gold Pool 6% 2/1/2029	128	131
Freddie Mac Gold Pool 6% 2/1/2029	69	70
Freddie Mac Gold Pool 6% 2/1/2029	13	14
Freddie Mac Gold Pool 6% 3/1/2029	593	607
Freddie Mac Gold Pool 6% 3/1/2029	87	89
Freddie Mac Gold Pool 6% 3/1/2029	106	109
Freddie Mac Gold Pool 6% 3/1/2029	87	89
Freddie Mac Gold Pool 6% 3/1/2029	203	208
Freddie Mac Gold Pool 6% 4/1/2028	30	30
Freddie Mac Gold Pool 6% 4/1/2029	19	19
Freddie Mac Gold Pool 6% 4/1/2029	70	71
Freddie Mac Gold Pool 6% 4/1/2029	31	32
Freddie Mac Gold Pool 6% 4/1/2029	94	97
Freddie Mac Gold Pool 6% 4/1/2031	999	1,032
Freddie Mac Gold Pool 6% 4/1/2033	3,589	3,723
Freddie Mac Gold Pool 6% 5/1/2029	223	227
Freddie Mac Gold Pool 6% 5/1/2029	103	104
Freddie Mac Gold Pool 6% 5/1/2029	98	100
Freddie Mac Gold Pool 6% 5/1/2033	25,820	26,673
Freddie Mac Gold Pool 6% 5/1/2054	4,999,142	5,164,811
Freddie Mac Gold Pool 6% 6/1/2029	1,117	1,139
Freddie Mac Gold Pool 6% 6/1/2029	75	77
Freddie Mac Gold Pool 6% 6/1/2029	208	213
Freddie Mac Gold Pool 6% 6/1/2031	333	345
Freddie Mac Gold Pool 6% 7/1/2028	48	49
Freddie Mac Gold Pool 6% 7/1/2029	204	208
Freddie Mac Gold Pool 6% 7/1/2029	179	183
Freddie Mac Gold Pool 6% 7/1/2029	70	71
Freddie Mac Gold Pool 6% 7/1/2029	113	116
Freddie Mac Gold Pool 6% 7/1/2029	385	393
Freddie Mac Gold Pool 6% 7/1/2029	283	288
Freddie Mac Gold Pool 6% 7/1/2029	55	57
Freddie Mac Gold Pool 6% 7/1/2029	184	188
Freddie Mac Gold Pool 6% 7/1/2029	81	83
Freddie Mac Gold Pool 6% 7/1/2029	162	166
Freddie Mac Gold Pool 6% 7/1/2032	2,556	2,644
Freddie Mac Gold Pool 6% 7/1/2033	3,585	3,730
Freddie Mac Gold Pool 6% 7/1/2037	2,473	2,606
Freddie Mac Gold Pool 6% 7/1/2039	8,468,501	8,688,442
Freddie Mac Gold Pool 6% 8/1/2029	129	132
Freddie Mac Gold Pool 6% 8/1/2037	24,129	25,379
Freddie Mac Gold Pool 6% 9/1/2033	19,375	20,141
Freddie Mac Gold Pool 6% 9/1/2054	15,182,316	15,742,386
Freddie Mac Gold Pool 6% 9/1/2054	15,371,805	15,818,773
Freddie Mac Gold Pool 6.5% 1/1/2032	12,611	13,146
Freddie Mac Gold Pool 6.5% 1/1/2054	1,679,700	1,754,917
Freddie Mac Gold Pool 6.5% 10/1/2032	7,442	7,777
Freddie Mac Gold Pool 6.5% 12/1/2052	318,443	330,687
Freddie Mac Gold Pool 6.5% 2/1/2037	1,799	1,897
Freddie Mac Gold Pool 6.5% 3/1/2032	44	46
Freddie Mac Gold Pool 6.5% 3/1/2036	77,469	80,727
Freddie Mac Gold Pool 6.5% 3/1/2037	1,122	1,193
Freddie Mac Gold Pool 6.5% 4/1/2032	774	807
Freddie Mac Gold Pool 6.5% 6/1/2054	728,340	765,564
Freddie Mac Gold Pool 6.5% 6/1/2054	3,792,990	3,964,321
Freddie Mac Gold Pool 6.5% 7/1/2032	198	207
Freddie Mac Gold Pool 6.5% 8/1/2032	1,860	1,941
Freddie Mac Gold Pool 6.5% 8/1/2032	2,006	2,095
Freddie Mac Gold Pool 6.5% 8/1/2032	2,987	3,114
Freddie Mac Gold Pool 6.5% 9/1/2039	94,228	100,270
Freddie Mac Gold Pool 6.5% 9/1/2053	159,027	166,160
Freddie Mac Gold Pool 6.5% 9/1/2053	152,294	158,971
Freddie Mac Gold Pool 6.5% 9/1/2054	848,717	892,624
Freddie Mac Gold Pool 7% 1/1/2036	3,876	4,083
Freddie Mac Gold Pool 7% 11/1/2026	400	405
Freddie Mac Gold Pool 7% 11/1/2034	6,389	6,772
Freddie Mac Gold Pool 7% 11/1/2034	6,238	6,573
Freddie Mac Gold Pool 7% 12/1/2026	878	888
Freddie Mac Gold Pool 7% 2/1/2027	148	149
Freddie Mac Gold Pool 7% 3/1/2026	671	674
Freddie Mac Gold Pool 7% 4/1/2032	2,566	2,688
Freddie Mac Gold Pool 7% 4/1/2032	1,073	1,133
Freddie Mac Gold Pool 7% 7/1/2026	221	223
Freddie Mac Gold Pool 7% 7/1/2029	10,692	11,200
Freddie Mac Gold Pool 7% 8/1/2026	1,157	1,168
Freddie Mac Gold Pool 7% 9/1/2026	1,336	1,349
Freddie Mac Gold Pool 7% 9/1/2035	16,117	17,016
Freddie Mac Gold Pool 7.5% 1/1/2027	41	41
Freddie Mac Gold Pool 7.5% 11/1/2030	101	107
Freddie Mac Gold Pool 7.5% 11/1/2030	18	19
Freddie Mac Gold Pool 7.5% 11/1/2031	320	342
Freddie Mac Gold Pool 7.5% 5/1/2031	183	192
Freddie Mac Gold Pool 7.5% 6/1/2026	14	14
Freddie Mac Gold Pool 7.5% 8/1/2030	293	309
Freddie Mac Gold Pool 8% 11/1/2031	690	717
Freddie Mac Gold Pool 8% 2/1/2030	45	46
Freddie Mac Gold Pool 8% 4/1/2030	13	13
Freddie Mac Gold Pool 8% 4/1/2032	94	97
Freddie Mac Gold Pool 8% 7/1/2025	4	4
Freddie Mac Gold Pool 8% 7/1/2030	273	284
Freddie Mac Gold Pool 8% 8/1/2030	36	37
Freddie Mac Gold Pool 8% 8/1/2030	22	22
Freddie Mac Gold Pool 8% 8/1/2030	643	665
Freddie Mac Gold Pool 8% 9/1/2030	30	31
Freddie Mac Gold Pool 8.5% 1/1/2028	12	13
Freddie Mac Gold Pool 8.5% 11/1/2026	9	10
Freddie Mac Gold Pool 8.5% 12/1/2027	21	21
Freddie Mac Gold Pool 8.5% 5/1/2026	1	1
Freddie Mac Gold Pool 8.5% 5/1/2027	10	10
Freddie Mac Gold Pool 8.5% 5/1/2027	17	18
Freddie Mac Gold Pool 8.5% 8/1/2026	27	28
Freddie Mac Gold Pool 8.5% 8/1/2027	306	315
Freddie Mac Gold Pool 8.5% 8/1/2027	27	28
Freddie Mac Gold Pool 8.5% 8/1/2027	339	346
Freddie Mac Gold Pool 8.5% 9/1/2026	23	23
Freddie Mac Gold Pool 8.5% 9/1/2029	43	45
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	1,377,977	1,420,198
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.325%, 6.133% 1/1/2036 (b)(c)	18,914	19,113
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 6.382% 3/1/2036 (b)(c)	13,018	13,181
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 6.5% 3/1/2036 (b)(c)	9,924	10,105
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.665% 7/1/2036 (b)(c)	63,817	65,125
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.61% 12/1/2040 (b)(c)	93,053	95,455
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.293% 9/1/2041 (b)(c)	263,999	270,808
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.567% 7/1/2041 (b)(c)	23,209	23,769
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 7.239% 4/1/2036 (b)(c)	6,850	7,017
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.88% 10/1/2041 (b)(c)	186,149	191,405
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 7.255% 4/1/2041 (b)(c)	6,011	6,170
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 7.6% 9/1/2041 (b)(c)	26,157	26,887
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.156% 5/1/2041 (b)(c)	48,813	50,252
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.485% 5/1/2041 (b)(c)	32,685	33,585
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.628% 6/1/2041 (b)(c)	46,775	48,027
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.785% 6/1/2041 (b)(c)	13,421	13,777
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.924%, 7.263% 10/1/2042 (b)(c)	107,041	110,063
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.022%, 6.936% 4/1/2038 (b)(c)	5,731	5,894
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 7.658% 3/1/2033 (b)(c)	211	214
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 7.905% 7/1/2036 (b)(c)	33,633	34,480
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.2%, 6.825% 12/1/2036 (b)(c)	8,184	8,440
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 6.836% 6/1/2033 (b)(c)	75,182	75,910
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.23%, 6.967% 4/1/2034 (b)(c)	24,507	24,852
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.247%, 7.133% 6/1/2033 (b)(c)	18,321	18,552
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 7.219% 3/1/2035 (b)(c)	31,348	31,858
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.548%, 7.588% 7/1/2035 (b)(c)	43,992	44,895
Freddie Mac Non Gold Pool 4% 9/1/2040	6,349	6,157
Freddie Mac Non Gold Pool 4.5% 9/1/2040	1,131	1,122
Freddie Mac Non Gold Pool 5.5% 7/1/2053	1,004,779	1,016,118
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.125%, 6.197% 8/1/2037 (b)(c)	8,670	8,666
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.54% 7/1/2035 (b)(c)	11,290	11,430
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 7.165% 1/1/2037 (b)(c)	15,613	15,808
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.868%, 7.169% 10/1/2036 (b)(c)	79,311	80,521
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.995%, 6.878% 10/1/2035 (b)(c)	55,888	56,847
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.01%, 7.135% 5/1/2037 (b)(c)	10,940	11,163
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.635% 6/1/2037 (b)(c)	23,318	23,806
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 3.127%, 8.626% 10/1/2035 (b)(c)	1,945	2,003
Freddie Mac Non Gold Pool 6% 11/1/2054	1,223,250	1,259,966
Freddie Mac Non Gold Pool 6% 6/1/2053	502,120	516,877
Freddie Mac Non Gold Pool 6% 6/1/2053	555,273	570,378
Freddie Mac Non Gold Pool 6% 6/1/2053	596,703	614,800
Freddie Mac Non Gold Pool 6% 7/1/2053	404,729	417,003
Freddie Mac Non Gold Pool 6% 7/1/2053	357,312	367,813
Freddie Mac Non Gold Pool 6% 9/1/2053	589,943	605,806
Freddie Mac Non Gold Pool 6.5% 1/1/2055	1,261,407	1,318,878
Ginnie Mae I Pool 2.5% 1/20/2052	789,781	670,456
Ginnie Mae I Pool 2.5% 12/20/2051	641,216	544,338
Ginnie Mae I Pool 2.5% 12/20/2051	842,913	715,561
Ginnie Mae I Pool 2.5% 12/20/2051	1,226,205	1,040,942
Ginnie Mae I Pool 2.5% 8/20/2051	708,857	602,423
Ginnie Mae I Pool 2.5% 9/20/2051	624,164	530,447
Ginnie Mae I Pool 3% 12/15/2042	155,466	140,419
Ginnie Mae I Pool 3% 12/20/2042	190,150	173,138
Ginnie Mae I Pool 3% 2/15/2045	89,205	79,869
Ginnie Mae I Pool 3% 2/15/2045	89,198	79,988
Ginnie Mae I Pool 3% 2/20/2050	644,202	573,083
Ginnie Mae I Pool 3% 3/15/2045	146,732	132,205
Ginnie Mae I Pool 3% 3/20/2043	53,293	48,563
Ginnie Mae I Pool 3% 3/20/2043	127,214	115,845
Ginnie Mae I Pool 3% 4/15/2043	7,380	6,680
Ginnie Mae I Pool 3% 4/15/2043	23,163	20,859
Ginnie Mae I Pool 3% 4/15/2043	6,654	6,084
Ginnie Mae I Pool 3% 4/15/2043	21,830	19,737
Ginnie Mae I Pool 3% 4/15/2045	56,778	51,157
Ginnie Mae I Pool 3% 5/15/2042	25,867	23,478
Ginnie Mae I Pool 3% 5/15/2043	27,765	24,810
Ginnie Mae I Pool 3% 5/15/2043	14,322	12,958
Ginnie Mae I Pool 3% 5/15/2043	22,368	20,189
Ginnie Mae I Pool 3% 5/15/2043	8,168	7,353
Ginnie Mae I Pool 3% 5/15/2043	17,751	15,996
Ginnie Mae I Pool 3% 5/15/2045	1,892	1,704
Ginnie Mae I Pool 3% 6/15/2043	13,762	12,514
Ginnie Mae I Pool 3% 6/15/2043	21,090	19,108
Ginnie Mae I Pool 3% 6/15/2043	22,441	20,195
Ginnie Mae I Pool 3% 8/15/2043	6,683	6,032
Ginnie Mae I Pool 3% 8/15/2043	5,608	5,064
Ginnie Mae I Pool 3.5% 1/15/2041	8,399	7,847
Ginnie Mae I Pool 3.5% 1/15/2042	68,139	63,302
Ginnie Mae I Pool 3.5% 1/15/2042	3,976	3,705
Ginnie Mae I Pool 3.5% 1/15/2042	1,628	1,516
Ginnie Mae I Pool 3.5% 1/15/2042	75,666	70,231
Ginnie Mae I Pool 3.5% 1/15/2043	76,491	71,078
Ginnie Mae I Pool 3.5% 1/15/2043	5,758	5,354
Ginnie Mae I Pool 3.5% 10/15/2041	7,634	7,111
Ginnie Mae I Pool 3.5% 10/20/2054	14,540,214	13,343,377
Ginnie Mae I Pool 3.5% 11/15/2040	10,817	10,106
Ginnie Mae I Pool 3.5% 11/15/2042	174,432	162,126
Ginnie Mae I Pool 3.5% 12/15/2040	4,353	4,069
Ginnie Mae I Pool 3.5% 12/15/2041	66,533	61,883
Ginnie Mae I Pool 3.5% 12/15/2041	41,809	39,010
Ginnie Mae I Pool 3.5% 12/15/2041	58,836	54,673
Ginnie Mae I Pool 3.5% 12/15/2041	14,526	13,543
Ginnie Mae I Pool 3.5% 12/20/2049	25,345	23,377
Ginnie Mae I Pool 3.5% 12/20/2049	71,813	66,037
Ginnie Mae I Pool 3.5% 12/20/2049	7,565	6,930
Ginnie Mae I Pool 3.5% 12/20/2049	32,689	29,947
Ginnie Mae I Pool 3.5% 2/15/2042	25,383	23,649
Ginnie Mae I Pool 3.5% 2/15/2042	65,991	61,293
Ginnie Mae I Pool 3.5% 2/15/2042	59,503	55,254
Ginnie Mae I Pool 3.5% 2/15/2042	5,233	4,874
Ginnie Mae I Pool 3.5% 2/15/2042	71,628	66,734
Ginnie Mae I Pool 3.5% 2/15/2043	17,524	16,295
Ginnie Mae I Pool 3.5% 2/15/2043	338,026	314,701
Ginnie Mae I Pool 3.5% 2/15/2044	48,557	44,856
Ginnie Mae I Pool 3.5% 2/20/2043	105,750	98,447
Ginnie Mae I Pool 3.5% 3/15/2042	13,489	12,546
Ginnie Mae I Pool 3.5% 3/15/2042	8,138	7,578
Ginnie Mae I Pool 3.5% 3/15/2042	18,373	17,135
Ginnie Mae I Pool 3.5% 3/15/2043	5,676	5,271
Ginnie Mae I Pool 3.5% 3/20/2043	47,090	43,828
Ginnie Mae I Pool 3.5% 4/15/2043	51,986	48,145
Ginnie Mae I Pool 3.5% 4/15/2043	316,210	294,604
Ginnie Mae I Pool 3.5% 5/15/2042	23,821	22,199
Ginnie Mae I Pool 3.5% 5/15/2042	21,034	19,592
Ginnie Mae I Pool 3.5% 5/15/2043	23,176	21,536
Ginnie Mae I Pool 3.5% 5/15/2043	14,143	13,196
Ginnie Mae I Pool 3.5% 5/15/2043	9,338	8,683
Ginnie Mae I Pool 3.5% 5/15/2043	19,718	18,281
Ginnie Mae I Pool 3.5% 5/20/2046	33,380	30,987
Ginnie Mae I Pool 3.5% 5/20/2046	24,910	23,125
Ginnie Mae I Pool 3.5% 5/20/2046	25,421	23,598
Ginnie Mae I Pool 3.5% 5/20/2046	57,687	53,552
Ginnie Mae I Pool 3.5% 5/20/2046	20,228	18,757
Ginnie Mae I Pool 3.5% 5/20/2046	38,503	35,742
Ginnie Mae I Pool 3.5% 6/15/2042	4,925	4,570
Ginnie Mae I Pool 3.5% 6/15/2042	3,911	3,633
Ginnie Mae I Pool 3.5% 6/15/2043	8,667	8,075
Ginnie Mae I Pool 3.5% 6/15/2043	12,374	11,475
Ginnie Mae I Pool 3.5% 6/15/2043	5,768	5,343
Ginnie Mae I Pool 3.5% 6/15/2043	36,873	34,179
Ginnie Mae I Pool 3.5% 6/15/2043	22,366	20,788
Ginnie Mae I Pool 3.5% 6/15/2043	21,238	19,652
Ginnie Mae I Pool 3.5% 6/15/2043	11,205	10,484
Ginnie Mae I Pool 3.5% 6/20/2046	16,397	15,232
Ginnie Mae I Pool 3.5% 6/20/2046	32,062	29,764
Ginnie Mae I Pool 3.5% 6/20/2046	36,451	33,838
Ginnie Mae I Pool 3.5% 6/20/2046	117,120	108,724
Ginnie Mae I Pool 3.5% 6/20/2046	38,409	35,656
Ginnie Mae I Pool 3.5% 6/20/2046	36,627	34,001
Ginnie Mae I Pool 3.5% 6/20/2046	23,470	21,788
Ginnie Mae I Pool 3.5% 7/15/2042	16,939	15,752
Ginnie Mae I Pool 3.5% 7/15/2042	5,501	5,111
Ginnie Mae I Pool 3.5% 7/15/2042	49,388	45,925
Ginnie Mae I Pool 3.5% 7/15/2043	11,335	10,512
Ginnie Mae I Pool 3.5% 7/20/2043	95,053	88,109
Ginnie Mae I Pool 3.5% 7/20/2046	988,075	917,861
Ginnie Mae I Pool 3.5% 8/15/2042	5,460	5,072
Ginnie Mae I Pool 3.5% 8/15/2043	2,853	2,642
Ginnie Mae I Pool 3.5% 8/15/2043	14,893	13,793
Ginnie Mae I Pool 3.5% 9/15/2041	2,632	2,458
Ginnie Mae I Pool 3.5% 9/15/2042	8,346	7,744
Ginnie Mae I Pool 3.5% 9/15/2042	10,185	9,453
Ginnie Mae I Pool 3.5% 9/15/2042	2,987	2,774
Ginnie Mae I Pool 3.5% 9/15/2042	16,295	15,122
Ginnie Mae I Pool 3.5% 9/15/2042	9,109	8,525
Ginnie Mae I Pool 3.5% 9/15/2043	7,155	6,636
Ginnie Mae I Pool 4% 1/15/2040	19,860	19,175
Ginnie Mae I Pool 4% 1/15/2040	19,751	19,031
Ginnie Mae I Pool 4% 1/15/2041	10,704	10,300
Ginnie Mae I Pool 4% 1/15/2041	65,305	62,848
Ginnie Mae I Pool 4% 1/15/2041	4,823	4,641
Ginnie Mae I Pool 4% 1/15/2041	5,993	5,771
Ginnie Mae I Pool 4% 1/15/2042	6,619	6,372
Ginnie Mae I Pool 4% 1/15/2043	33,208	31,869
Ginnie Mae I Pool 4% 1/15/2047	41,583	39,609
Ginnie Mae I Pool 4% 1/15/2047	14,522	13,833
Ginnie Mae I Pool 4% 1/15/2047	47,392	45,142
Ginnie Mae I Pool 4% 1/15/2047	30,484	29,037
Ginnie Mae I Pool 4% 10/15/2039	23,698	22,883
Ginnie Mae I Pool 4% 10/15/2040	6,255	6,024
Ginnie Mae I Pool 4% 10/15/2040	3,855	3,715
Ginnie Mae I Pool 4% 10/15/2040	8,778	8,456
Ginnie Mae I Pool 4% 10/15/2040	68,784	66,235
Ginnie Mae I Pool 4% 10/15/2040	61,496	59,218
Ginnie Mae I Pool 4% 10/15/2040	65,495	63,099
Ginnie Mae I Pool 4% 10/15/2040	5,635	5,431
Ginnie Mae I Pool 4% 10/15/2041	7,448	7,157
Ginnie Mae I Pool 4% 10/15/2041	3,503	3,373
Ginnie Mae I Pool 4% 10/15/2041	14,093	13,553
Ginnie Mae I Pool 4% 10/15/2041	12,106	11,643
Ginnie Mae I Pool 4% 10/15/2041	23,270	22,365
Ginnie Mae I Pool 4% 10/15/2041	35,395	34,063
Ginnie Mae I Pool 4% 10/15/2041	45,037	43,343
Ginnie Mae I Pool 4% 10/15/2041	13,655	13,138
Ginnie Mae I Pool 4% 10/15/2041	19,469	18,697
Ginnie Mae I Pool 4% 10/15/2041	14,321	13,791
Ginnie Mae I Pool 4% 10/15/2041	25,953	25,000
Ginnie Mae I Pool 4% 10/15/2041	131,381	126,270
Ginnie Mae I Pool 4% 10/15/2041	66,064	63,557
Ginnie Mae I Pool 4% 10/20/2042	217,267	208,104
Ginnie Mae I Pool 4% 11/15/2039	17,874	17,276
Ginnie Mae I Pool 4% 11/15/2040	4,263	4,112
Ginnie Mae I Pool 4% 11/15/2040	12,380	11,906
Ginnie Mae I Pool 4% 11/15/2040	16,977	16,341
Ginnie Mae I Pool 4% 11/15/2040	3,705	3,575
Ginnie Mae I Pool 4% 11/15/2040	5,349	5,161
Ginnie Mae I Pool 4% 11/15/2041	1,168	1,126
Ginnie Mae I Pool 4% 11/15/2041	31,895	30,628
Ginnie Mae I Pool 4% 11/15/2041	9,503	9,133
Ginnie Mae I Pool 4% 11/15/2041	4,775	4,598
Ginnie Mae I Pool 4% 11/15/2041	1,686	1,624
Ginnie Mae I Pool 4% 11/15/2041	115,308	110,920
Ginnie Mae I Pool 4% 11/15/2042	9,398	9,023
Ginnie Mae I Pool 4% 12/15/2039	40,121	38,662
Ginnie Mae I Pool 4% 12/15/2039	17,989	17,337
Ginnie Mae I Pool 4% 12/15/2040	5,995	5,773
Ginnie Mae I Pool 4% 12/15/2040	4,593	4,416
Ginnie Mae I Pool 4% 12/15/2040	6,711	6,452
Ginnie Mae I Pool 4% 12/15/2040	8,138	7,857
Ginnie Mae I Pool 4% 12/15/2040	10,781	10,376
Ginnie Mae I Pool 4% 12/15/2041	8,012	7,698
Ginnie Mae I Pool 4% 12/15/2041	24,523	23,578
Ginnie Mae I Pool 4% 12/15/2041	15,579	14,977
Ginnie Mae I Pool 4% 12/15/2041	35,662	34,275
Ginnie Mae I Pool 4% 12/15/2041	7,779	7,495
Ginnie Mae I Pool 4% 12/15/2041	2,743	2,638
Ginnie Mae I Pool 4% 12/15/2041	61,242	58,905
Ginnie Mae I Pool 4% 12/15/2042	8,360	8,034
Ginnie Mae I Pool 4% 12/15/2046	10,269	9,801
Ginnie Mae I Pool 4% 2/15/2040	59,399	57,211
Ginnie Mae I Pool 4% 2/15/2040	16,562	15,964
Ginnie Mae I Pool 4% 2/15/2040	42,192	40,629
Ginnie Mae I Pool 4% 2/15/2040	39,724	38,308
Ginnie Mae I Pool 4% 2/15/2041	6,693	6,437
Ginnie Mae I Pool 4% 2/15/2041	5,044	4,858
Ginnie Mae I Pool 4% 2/15/2041	7,819	7,522
Ginnie Mae I Pool 4% 2/15/2041	17,402	16,761
Ginnie Mae I Pool 4% 2/15/2041	11,789	11,333
Ginnie Mae I Pool 4% 2/15/2042	17,214	16,550
Ginnie Mae I Pool 4% 2/15/2045	54,967	52,625
Ginnie Mae I Pool 4% 3/15/2040	3,193	3,074
Ginnie Mae I Pool 4% 3/15/2040	263,866	254,181
Ginnie Mae I Pool 4% 3/15/2041	131,906	127,049
Ginnie Mae I Pool 4% 3/15/2041	14,564	13,996
Ginnie Mae I Pool 4% 3/15/2041	9,865	9,501
Ginnie Mae I Pool 4% 3/15/2042	7,418	7,126
Ginnie Mae I Pool 4% 3/15/2042	60,620	58,262
Ginnie Mae I Pool 4% 3/15/2042	12,904	12,390
Ginnie Mae I Pool 4% 3/15/2042	16,745	16,095
Ginnie Mae I Pool 4% 4/15/2040	38,941	37,490
Ginnie Mae I Pool 4% 4/15/2040	20,739	20,003
Ginnie Mae I Pool 4% 4/15/2041	6,943	6,684
Ginnie Mae I Pool 4% 4/15/2042	19,607	18,835
Ginnie Mae I Pool 4% 4/15/2043	60,940	58,476
Ginnie Mae I Pool 4% 4/15/2043	5,236	5,048
Ginnie Mae I Pool 4% 4/15/2046	371,270	355,260
Ginnie Mae I Pool 4% 4/20/2048	51,697	49,129
Ginnie Mae I Pool 4% 4/20/2048	47,469	45,111
Ginnie Mae I Pool 4% 5/15/2040	29,146	28,053
Ginnie Mae I Pool 4% 5/15/2041	1,975	1,901
Ginnie Mae I Pool 4% 5/15/2041	5,363	5,191
Ginnie Mae I Pool 4% 5/15/2042	5,728	5,552
Ginnie Mae I Pool 4% 5/15/2043	11,651	11,165
Ginnie Mae I Pool 4% 5/15/2043	12,913	12,375
Ginnie Mae I Pool 4% 5/15/2045	51,360	49,242
Ginnie Mae I Pool 4% 5/20/2049	100,527	95,125
Ginnie Mae I Pool 4% 6/15/2041	13,666	13,148
Ginnie Mae I Pool 4% 6/15/2041	6,148	5,940
Ginnie Mae I Pool 4% 6/15/2041	7,546	7,250
Ginnie Mae I Pool 4% 6/15/2042	2,054	1,971
Ginnie Mae I Pool 4% 6/15/2042	14,297	13,717
Ginnie Mae I Pool 4% 6/15/2043	12,383	11,878
Ginnie Mae I Pool 4% 6/15/2043	6,430	6,177
Ginnie Mae I Pool 4% 6/15/2045	13,728	13,162
Ginnie Mae I Pool 4% 7/15/2039	6,266	6,046
Ginnie Mae I Pool 4% 7/15/2039	21,950	21,162
Ginnie Mae I Pool 4% 7/15/2041	3,644	3,608
Ginnie Mae I Pool 4% 7/15/2041	9,618	9,266
Ginnie Mae I Pool 4% 7/15/2041	26,431	25,386
Ginnie Mae I Pool 4% 7/15/2041	10,048	9,666
Ginnie Mae I Pool 4% 7/15/2041	2,651	2,549
Ginnie Mae I Pool 4% 7/15/2041	3,810	3,660
Ginnie Mae I Pool 4% 7/15/2041	4,214	4,050
Ginnie Mae I Pool 4% 7/15/2045	37,425	35,882
Ginnie Mae I Pool 4% 7/15/2046	34,633	33,054
Ginnie Mae I Pool 4% 7/15/2046	25,363	24,207
Ginnie Mae I Pool 4% 8/15/2039	9,549	9,197
Ginnie Mae I Pool 4% 8/15/2039	15,139	14,598
Ginnie Mae I Pool 4% 8/15/2039	9,858	9,514
Ginnie Mae I Pool 4% 8/15/2040	4,843	4,667
Ginnie Mae I Pool 4% 8/15/2041	14,938	14,371
Ginnie Mae I Pool 4% 8/15/2041	5,962	5,754
Ginnie Mae I Pool 4% 8/15/2041	9,436	9,090
Ginnie Mae I Pool 4% 8/15/2042	3,039	2,928
Ginnie Mae I Pool 4% 8/15/2042	11,021	10,605
Ginnie Mae I Pool 4% 8/15/2042	46,668	44,776
Ginnie Mae I Pool 4% 8/15/2043	8,457	8,107
Ginnie Mae I Pool 4% 8/15/2043	4,122	3,957
Ginnie Mae I Pool 4% 8/15/2043	6,661	6,379
Ginnie Mae I Pool 4% 8/15/2043	3,862	3,699
Ginnie Mae I Pool 4% 9/15/2039	11,729	11,335
Ginnie Mae I Pool 4% 9/15/2040	5,651	5,446
Ginnie Mae I Pool 4% 9/15/2041	3,759	3,618
Ginnie Mae I Pool 4% 9/15/2041	13,514	13,011
Ginnie Mae I Pool 4% 9/15/2041	5,094	4,900
Ginnie Mae I Pool 4% 9/15/2041	2,063	1,991
Ginnie Mae I Pool 4% 9/15/2041	56,131	53,982
Ginnie Mae I Pool 4% 9/15/2041	13,926	13,400
Ginnie Mae I Pool 4% 9/15/2041	5,069	4,867
Ginnie Mae I Pool 4% 9/15/2041	5,359	5,152
Ginnie Mae I Pool 4.5% 1/15/2041	2,021	1,986
Ginnie Mae I Pool 4.5% 10/15/2039	15,764	15,487
Ginnie Mae I Pool 4.5% 10/15/2039	5,352	5,271
Ginnie Mae I Pool 4.5% 10/15/2039	8,731	8,596
Ginnie Mae I Pool 4.5% 10/15/2039	2,042	2,010
Ginnie Mae I Pool 4.5% 10/15/2040	4,571	4,495
Ginnie Mae I Pool 4.5% 11/15/2039	17,013	16,737
Ginnie Mae I Pool 4.5% 11/15/2039	9,597	9,442
Ginnie Mae I Pool 4.5% 11/15/2039	14,037	13,829
Ginnie Mae I Pool 4.5% 11/15/2039	26,283	25,842
Ginnie Mae I Pool 4.5% 11/15/2039	2,069	2,036
Ginnie Mae I Pool 4.5% 11/15/2039	16,490	16,224
Ginnie Mae I Pool 4.5% 11/15/2039	2,270	2,234
Ginnie Mae I Pool 4.5% 11/15/2039	5,621	5,534
Ginnie Mae I Pool 4.5% 11/15/2039	2,885	2,838
Ginnie Mae I Pool 4.5% 11/15/2039	1,381	1,359
Ginnie Mae I Pool 4.5% 11/15/2039	44,924	44,133
Ginnie Mae I Pool 4.5% 11/15/2039	6,255	6,155
Ginnie Mae I Pool 4.5% 11/15/2039	18,905	18,598
Ginnie Mae I Pool 4.5% 11/15/2039	5,894	5,802
Ginnie Mae I Pool 4.5% 12/15/2039	14,479	14,264
Ginnie Mae I Pool 4.5% 2/15/2040	1,367	1,346
Ginnie Mae I Pool 4.5% 2/15/2040	26,043	25,625
Ginnie Mae I Pool 4.5% 2/15/2040	713	701
Ginnie Mae I Pool 4.5% 2/15/2040	33,459	32,923
Ginnie Mae I Pool 4.5% 2/15/2040	35,421	34,774
Ginnie Mae I Pool 4.5% 2/15/2040	10,657	10,497
Ginnie Mae I Pool 4.5% 2/15/2040	3,052	3,004
Ginnie Mae I Pool 4.5% 2/15/2040	23,499	23,140
Ginnie Mae I Pool 4.5% 2/15/2040	2,472	2,433
Ginnie Mae I Pool 4.5% 2/15/2040	16,093	15,850
Ginnie Mae I Pool 4.5% 2/15/2040	12,407	12,205
Ginnie Mae I Pool 4.5% 2/15/2040	13,934	13,710
Ginnie Mae I Pool 4.5% 2/15/2040	3,099	3,050
Ginnie Mae I Pool 4.5% 2/15/2041	11,992	11,781
Ginnie Mae I Pool 4.5% 3/15/2040	11,603	11,412
Ginnie Mae I Pool 4.5% 3/15/2040	79,672	78,405
Ginnie Mae I Pool 4.5% 3/15/2040	6,924	6,814
Ginnie Mae I Pool 4.5% 3/15/2040	8,983	8,839
Ginnie Mae I Pool 4.5% 3/15/2041	186,400	183,164
Ginnie Mae I Pool 4.5% 3/15/2041	5,160	5,071
Ginnie Mae I Pool 4.5% 3/15/2041	5,671	5,579
Ginnie Mae I Pool 4.5% 3/15/2041	1,352	1,329
Ginnie Mae I Pool 4.5% 4/15/2040	27,480	26,990
Ginnie Mae I Pool 4.5% 4/15/2040	4,768	4,672
Ginnie Mae I Pool 4.5% 4/15/2040	21,103	20,734
Ginnie Mae I Pool 4.5% 4/15/2040	4,892	4,794
Ginnie Mae I Pool 4.5% 4/15/2040	12,416	12,207
Ginnie Mae I Pool 4.5% 4/15/2040	33,503	32,980
Ginnie Mae I Pool 4.5% 5/15/2039	6,587	6,486
Ginnie Mae I Pool 4.5% 5/15/2040	5,234	5,144
Ginnie Mae I Pool 4.5% 5/15/2040	42,091	41,414
Ginnie Mae I Pool 4.5% 5/15/2041	267	266
Ginnie Mae I Pool 4.5% 6/15/2039	6,279	6,181
Ginnie Mae I Pool 4.5% 6/15/2039	20,393	20,076
Ginnie Mae I Pool 4.5% 6/15/2039	22,030	21,704
Ginnie Mae I Pool 4.5% 6/15/2039	5,077	4,999
Ginnie Mae I Pool 4.5% 6/15/2039	4,498	4,430
Ginnie Mae I Pool 4.5% 6/15/2040	18,990	18,681
Ginnie Mae I Pool 4.5% 6/15/2040	89,209	87,781
Ginnie Mae I Pool 4.5% 6/15/2040	151,732	149,027
Ginnie Mae I Pool 4.5% 6/15/2040	2,861	2,813
Ginnie Mae I Pool 4.5% 6/15/2040	4,433	4,361
Ginnie Mae I Pool 4.5% 6/15/2040	22,424	22,066
Ginnie Mae I Pool 4.5% 6/15/2040	21,949	21,599
Ginnie Mae I Pool 4.5% 6/15/2040	18,161	17,868
Ginnie Mae I Pool 4.5% 6/15/2040	44,327	43,608
Ginnie Mae I Pool 4.5% 6/15/2041	287,965	283,003
Ginnie Mae I Pool 4.5% 7/15/2039	2,668	2,624
Ginnie Mae I Pool 4.5% 7/15/2039	20,689	20,376
Ginnie Mae I Pool 4.5% 7/15/2040	875	861
Ginnie Mae I Pool 4.5% 7/15/2040	30,999	30,492
Ginnie Mae I Pool 4.5% 7/15/2040	35,381	34,810
Ginnie Mae I Pool 4.5% 7/15/2040	2,757	2,712
Ginnie Mae I Pool 4.5% 7/15/2040	57,807	56,878
Ginnie Mae I Pool 4.5% 7/15/2040	44,622	43,913
Ginnie Mae I Pool 4.5% 7/15/2040	71,645	70,490
Ginnie Mae I Pool 4.5% 7/15/2040	3,661	3,600
Ginnie Mae I Pool 4.5% 7/15/2040	31,515	31,010
Ginnie Mae I Pool 4.5% 7/15/2040	7,794	7,667
Ginnie Mae I Pool 4.5% 8/15/2039	23,304	22,946
Ginnie Mae I Pool 4.5% 8/15/2039	115,926	114,135
Ginnie Mae I Pool 4.5% 8/15/2039	184,245	181,387
Ginnie Mae I Pool 4.5% 8/15/2039	3,622	3,565
Ginnie Mae I Pool 4.5% 8/15/2039	38,496	37,888
Ginnie Mae I Pool 4.5% 8/15/2039	94,338	92,885
Ginnie Mae I Pool 4.5% 8/15/2040	3,353	3,295
Ginnie Mae I Pool 4.5% 8/15/2040	19,075	18,681
Ginnie Mae I Pool 4.5% 8/15/2040	2,332	2,294
Ginnie Mae I Pool 4.5% 8/15/2040	8,357	8,214
Ginnie Mae I Pool 4.5% 8/15/2040	3,042	2,989
Ginnie Mae I Pool 4.5% 8/15/2040	12,144	11,947
Ginnie Mae I Pool 4.5% 8/15/2040	2,185	2,149
Ginnie Mae I Pool 4.5% 8/15/2041	9,067	8,923
Ginnie Mae I Pool 4.5% 9/15/2033	307	304
Ginnie Mae I Pool 4.5% 9/15/2039	34,112	33,577
Ginnie Mae I Pool 4.5% 9/15/2039	11,633	11,454
Ginnie Mae I Pool 4.5% 9/15/2039	10,077	9,918
Ginnie Mae I Pool 4.5% 9/15/2039	15,935	15,688
Ginnie Mae I Pool 4.5% 9/15/2040	7,359	7,237
Ginnie Mae I Pool 4.5% 9/15/2040	12,596	12,393
Ginnie Mae I Pool 5% 1/15/2034	2,059	2,068
Ginnie Mae I Pool 5% 1/15/2040	1,254	1,260
Ginnie Mae I Pool 5% 1/15/2040	2,500	2,515
Ginnie Mae I Pool 5% 10/15/2033	940	945
Ginnie Mae I Pool 5% 10/15/2033	1,679	1,687
Ginnie Mae I Pool 5% 10/15/2034	1,815	1,823
Ginnie Mae I Pool 5% 10/15/2039	8,887	8,940
Ginnie Mae I Pool 5% 10/15/2039	11,089	11,156
Ginnie Mae I Pool 5% 10/15/2039	5,767	5,801
Ginnie Mae I Pool 5% 10/15/2039	5,929	5,964
Ginnie Mae I Pool 5% 10/15/2039	13,147	13,224
Ginnie Mae I Pool 5% 10/20/2054	972,927	961,207
Ginnie Mae I Pool 5% 11/15/2033	994	999
Ginnie Mae I Pool 5% 11/15/2039	8,387	8,437
Ginnie Mae I Pool 5% 11/15/2039	2,216	2,229
Ginnie Mae I Pool 5% 11/15/2039	13,643	13,722
Ginnie Mae I Pool 5% 11/15/2039	3,718	3,741
Ginnie Mae I Pool 5% 11/15/2039	10,583	10,646
Ginnie Mae I Pool 5% 11/15/2039	13,505	13,586
Ginnie Mae I Pool 5% 11/15/2040	10,846	10,911
Ginnie Mae I Pool 5% 11/15/2040	2,877	2,895
Ginnie Mae I Pool 5% 12/15/2032	441	443
Ginnie Mae I Pool 5% 12/15/2037	10,242	10,302
Ginnie Mae I Pool 5% 12/15/2039	8,190	8,241
Ginnie Mae I Pool 5% 12/15/2039	11,666	11,736
Ginnie Mae I Pool 5% 12/15/2039	7,769	7,815
Ginnie Mae I Pool 5% 2/15/2033	818	821
Ginnie Mae I Pool 5% 2/15/2039	2,626	2,641
Ginnie Mae I Pool 5% 2/15/2040	4,056	4,080
Ginnie Mae I Pool 5% 3/15/2033	484	486
Ginnie Mae I Pool 5% 3/15/2040	7,787	7,833
Ginnie Mae I Pool 5% 3/15/2041	12,828	12,907
Ginnie Mae I Pool 5% 3/15/2041	9,225	9,281
Ginnie Mae I Pool 5% 3/15/2041	3,252	3,272
Ginnie Mae I Pool 5% 4/15/2033	2,935	2,948
Ginnie Mae I Pool 5% 4/15/2039	3,311	3,331
Ginnie Mae I Pool 5% 4/15/2040	9,392	9,449
Ginnie Mae I Pool 5% 4/15/2040	3,941	3,965
Ginnie Mae I Pool 5% 4/15/2040	2,214	2,227
Ginnie Mae I Pool 5% 4/15/2040	1,580	1,590
Ginnie Mae I Pool 5% 4/15/2040	89,043	89,575
Ginnie Mae I Pool 5% 4/15/2040	113,061	113,739
Ginnie Mae I Pool 5% 4/15/2041	4,597	4,624
Ginnie Mae I Pool 5% 4/15/2041	9,550	9,608
Ginnie Mae I Pool 5% 4/15/2041	20,554	20,679
Ginnie Mae I Pool 5% 4/15/2041	2,565	2,581
Ginnie Mae I Pool 5% 4/20/2048	1,103,421	1,116,766
Ginnie Mae I Pool 5% 5/15/2038	4,519	4,547
Ginnie Mae I Pool 5% 5/15/2039	14,613	14,700
Ginnie Mae I Pool 5% 5/15/2039	28,484	28,651
Ginnie Mae I Pool 5% 5/15/2040	4,965	4,994
Ginnie Mae I Pool 5% 5/15/2040	1,743	1,754
Ginnie Mae I Pool 5% 5/15/2040	4,682	4,710
Ginnie Mae I Pool 5% 5/15/2040	8,248	8,298
Ginnie Mae I Pool 5% 6/15/2033	373	375
Ginnie Mae I Pool 5% 6/15/2039	4,534	4,561
Ginnie Mae I Pool 5% 6/15/2039	1,287	1,295
Ginnie Mae I Pool 5% 6/15/2040	10,028	10,091
Ginnie Mae I Pool 5% 6/15/2040	2,228	2,241
Ginnie Mae I Pool 5% 6/15/2040	265,789	267,383
Ginnie Mae I Pool 5% 6/15/2040	15,913	16,012
Ginnie Mae I Pool 5% 6/15/2040	8,426	8,477
Ginnie Mae I Pool 5% 6/15/2040	5,037	5,068
Ginnie Mae I Pool 5% 6/15/2041	2,709	2,725
Ginnie Mae I Pool 5% 6/15/2041	2,123	2,136
Ginnie Mae I Pool 5% 6/15/2041	19,637	19,757
Ginnie Mae I Pool 5% 7/15/2039	13,655	13,735
Ginnie Mae I Pool 5% 7/15/2039	2,024	2,035
Ginnie Mae I Pool 5% 7/15/2039	26,407	26,562
Ginnie Mae I Pool 5% 7/15/2040	18,645	18,757
Ginnie Mae I Pool 5% 7/15/2040	13,428	13,508
Ginnie Mae I Pool 5% 7/15/2040	1,401	1,409
Ginnie Mae I Pool 5% 7/15/2040	7,389	7,433
Ginnie Mae I Pool 5% 7/15/2040	9,421	9,479
Ginnie Mae I Pool 5% 7/15/2040	3,516	3,537
Ginnie Mae I Pool 5% 7/15/2040	13,667	13,750
Ginnie Mae I Pool 5% 7/15/2040	7,412	7,457
Ginnie Mae I Pool 5% 8/15/2033	789	792
Ginnie Mae I Pool 5% 8/15/2033	597	600
Ginnie Mae I Pool 5% 8/15/2039	1,348	1,356
Ginnie Mae I Pool 5% 8/15/2039	4,342	4,368
Ginnie Mae I Pool 5% 8/15/2039	4,535	4,562
Ginnie Mae I Pool 5% 8/15/2039	5,937	5,972
Ginnie Mae I Pool 5% 8/15/2039	10,979	11,044
Ginnie Mae I Pool 5% 8/15/2039	1,787	1,798
Ginnie Mae I Pool 5% 8/15/2039	2,910	2,927
Ginnie Mae I Pool 5% 8/15/2039	11,221	11,288
Ginnie Mae I Pool 5% 8/15/2039	6,517	6,556
Ginnie Mae I Pool 5% 8/15/2040	21,169	21,298
Ginnie Mae I Pool 5% 8/15/2040	7,714	7,761
Ginnie Mae I Pool 5% 8/15/2040	3,989	4,013
Ginnie Mae I Pool 5% 8/15/2040	17,645	17,751
Ginnie Mae I Pool 5% 8/15/2040	18,421	18,532
Ginnie Mae I Pool 5% 8/15/2041	1,546	1,555
Ginnie Mae I Pool 5% 9/15/2033	255	257
Ginnie Mae I Pool 5% 9/15/2033	374	373
Ginnie Mae I Pool 5% 9/15/2037	2,698	2,714
Ginnie Mae I Pool 5% 9/15/2039	4,929	4,958
Ginnie Mae I Pool 5% 9/15/2039	10,417	10,478
Ginnie Mae I Pool 5% 9/15/2039	6,368	6,406
Ginnie Mae I Pool 5% 9/15/2039	17,937	18,043
Ginnie Mae I Pool 5% 9/15/2039	75,082	75,524
Ginnie Mae I Pool 5% 9/15/2039	4,217	4,242
Ginnie Mae I Pool 5% 9/15/2039	6,700	6,740
Ginnie Mae I Pool 5% 9/15/2039	2,045	2,057
Ginnie Mae I Pool 5% 9/15/2039	2,478	2,493
Ginnie Mae I Pool 5% 9/15/2039	2,959	2,976
Ginnie Mae I Pool 5% 9/15/2039	2,296	2,309
Ginnie Mae I Pool 5% 9/15/2039	8,699	8,751
Ginnie Mae I Pool 5% 9/15/2039	4,649	4,676
Ginnie Mae I Pool 5% 9/15/2040	5,098	5,129
Ginnie Mae I Pool 5% 9/15/2040	8,608	8,660
Ginnie Mae I Pool 5% 9/15/2040	9,488	9,547
Ginnie Mae I Pool 5% 9/15/2040	14,733	14,822
Ginnie Mae I Pool 5% 9/15/2041	197,416	198,592
Ginnie Mae I Pool 5.47% 8/20/2059 (b)(i)	1,227	1,199
Ginnie Mae I Pool 5.5% 1/15/2034	349	354
Ginnie Mae I Pool 5.5% 1/15/2039	11,805	12,031
Ginnie Mae I Pool 5.5% 10/15/2035	9,239	9,392
Ginnie Mae I Pool 5.5% 11/15/2033	470	476
Ginnie Mae I Pool 5.5% 12/15/2038	1,090	1,110
Ginnie Mae I Pool 5.5% 2/15/2034	55	55
Ginnie Mae I Pool 5.5% 2/15/2037	250	254
Ginnie Mae I Pool 5.5% 2/15/2038	898	914
Ginnie Mae I Pool 5.5% 3/15/2034	1,677	1,702
Ginnie Mae I Pool 5.5% 3/15/2034	582	589
Ginnie Mae I Pool 5.5% 3/15/2039	2,578	2,627
Ginnie Mae I Pool 5.5% 4/15/2034	461	468
Ginnie Mae I Pool 5.5% 4/15/2034	1,144	1,161
Ginnie Mae I Pool 5.5% 4/15/2034	667	676
Ginnie Mae I Pool 5.5% 5/15/2034	490	497
Ginnie Mae I Pool 5.5% 5/15/2034	742	754
Ginnie Mae I Pool 5.5% 5/15/2034	1,657	1,682
Ginnie Mae I Pool 5.5% 5/15/2034	1,079	1,094
Ginnie Mae I Pool 5.5% 5/15/2034	386	392
Ginnie Mae I Pool 5.5% 5/15/2034	5,537	5,624
Ginnie Mae I Pool 5.5% 5/15/2037	253	257
Ginnie Mae I Pool 5.5% 5/15/2039	10,971	11,180
Ginnie Mae I Pool 5.5% 6/15/2033	922	935
Ginnie Mae I Pool 5.5% 6/15/2039	811	823
Ginnie Mae I Pool 5.5% 6/15/2039	2,243	2,285
Ginnie Mae I Pool 5.5% 7/15/2033	1,525	1,548
Ginnie Mae I Pool 5.5% 7/15/2037	310	316
Ginnie Mae I Pool 5.5% 7/15/2037	1,056	1,075
Ginnie Mae I Pool 5.5% 7/15/2038	2,130	2,161
Ginnie Mae I Pool 5.5% 7/15/2038	552	562
Ginnie Mae I Pool 5.5% 7/15/2039	13,693	13,963
Ginnie Mae I Pool 5.5% 8/15/2033	4,214	4,277
Ginnie Mae I Pool 5.5% 9/15/2039	39,910	40,695
Ginnie Mae I Pool 5.5% 9/15/2039	57,818	58,961
Ginnie Mae I Pool 6% 10/15/2030	6,975	7,115
Ginnie Mae I Pool 6% 10/15/2039	2,708	2,814
Ginnie Mae I Pool 6% 11/15/2037	1,450	1,502
Ginnie Mae I Pool 6% 11/15/2039	2,931	3,044
Ginnie Mae I Pool 6% 11/15/2039	1,206	1,252
Ginnie Mae I Pool 6% 11/15/2039	6,155	6,399
Ginnie Mae I Pool 6% 11/15/2039	2,424	2,514
Ginnie Mae I Pool 6% 11/15/2039	2,088	2,154
Ginnie Mae I Pool 6% 11/15/2039	1,146	1,188
Ginnie Mae I Pool 6% 11/15/2039	7,622	7,926
Ginnie Mae I Pool 6% 12/15/2034	1,345	1,385
Ginnie Mae I Pool 6% 5/15/2040	158,761	164,593
Ginnie Mae I Pool 6% 6/15/2036	1,042,910	1,076,037
Ginnie Mae I Pool 6.5% 10/15/2034	2,714	2,796
Ginnie Mae I Pool 6.5% 10/15/2034	363	374
Ginnie Mae I Pool 6.5% 10/15/2034	7,142	7,376
Ginnie Mae I Pool 6.5% 10/15/2034	152	156
Ginnie Mae I Pool 6.5% 10/15/2034	1,624	1,678
Ginnie Mae I Pool 6.5% 10/15/2035	6,313	6,539
Ginnie Mae I Pool 6.5% 10/15/2036	2,649	2,741
Ginnie Mae I Pool 6.5% 11/15/2034	2,045	2,094
Ginnie Mae I Pool 6.5% 2/15/2035	2,000	2,066
Ginnie Mae I Pool 6.5% 3/15/2035	1,195	1,227
Ginnie Mae I Pool 6.5% 6/15/2037	3,483	3,619
Ginnie Mae I Pool 6.5% 7/15/2035	1,042	1,076
Ginnie Mae I Pool 6.5% 8/15/2034	374	383
Ginnie Mae I Pool 6.5% 8/15/2034	9,094	9,375
Ginnie Mae I Pool 6.5% 8/15/2036	1,456	1,514
Ginnie Mae I Pool 6.5% 9/15/2034	231	238
Ginnie Mae I Pool 6.5% 9/15/2034	2,661	2,745
Ginnie Mae I Pool 6.5% 9/15/2035	463	473
Ginnie Mae I Pool 7% 1/15/2026	7	7
Ginnie Mae I Pool 7% 1/15/2027	23	23
Ginnie Mae I Pool 7% 1/15/2028	45	45
Ginnie Mae I Pool 7% 1/15/2028	141	142
Ginnie Mae I Pool 7% 1/15/2028	134	135
Ginnie Mae I Pool 7% 1/15/2028	196	198
Ginnie Mae I Pool 7% 1/15/2028	185	187
Ginnie Mae I Pool 7% 1/15/2028	4	4
Ginnie Mae I Pool 7% 1/15/2028	17	17
Ginnie Mae I Pool 7% 1/15/2028	124	126
Ginnie Mae I Pool 7% 1/15/2028	96	97
Ginnie Mae I Pool 7% 1/15/2028	570	573
Ginnie Mae I Pool 7% 1/15/2028	47	47
Ginnie Mae I Pool 7% 1/15/2028	62	63
Ginnie Mae I Pool 7% 1/15/2028	6	6
Ginnie Mae I Pool 7% 1/15/2029	242	246
Ginnie Mae I Pool 7% 1/15/2029	185	188
Ginnie Mae I Pool 7% 1/15/2029	471	480
Ginnie Mae I Pool 7% 1/15/2029	266	270
Ginnie Mae I Pool 7% 1/15/2029	101	102
Ginnie Mae I Pool 7% 1/15/2029	10	10
Ginnie Mae I Pool 7% 1/15/2029	73	74
Ginnie Mae I Pool 7% 1/15/2029	141	143
Ginnie Mae I Pool 7% 1/15/2030	1,065	1,087
Ginnie Mae I Pool 7% 1/15/2030	105	107
Ginnie Mae I Pool 7% 1/15/2031	263	269
Ginnie Mae I Pool 7% 1/15/2031	1,466	1,506
Ginnie Mae I Pool 7% 1/15/2032	1,256	1,291
Ginnie Mae I Pool 7% 10/15/2025	29	29
Ginnie Mae I Pool 7% 10/15/2026	113	113
Ginnie Mae I Pool 7% 10/15/2028	48	49
Ginnie Mae I Pool 7% 10/15/2028	998	1,014
Ginnie Mae I Pool 7% 10/15/2028	554	562
Ginnie Mae I Pool 7% 10/15/2028	182	185
Ginnie Mae I Pool 7% 10/15/2028	25	26
Ginnie Mae I Pool 7% 10/15/2028	21	21
Ginnie Mae I Pool 7% 10/15/2028	113	115
Ginnie Mae I Pool 7% 10/15/2028	22	22
Ginnie Mae I Pool 7% 10/15/2029	125	128
Ginnie Mae I Pool 7% 10/15/2029	541	553
Ginnie Mae I Pool 7% 10/15/2030	285	291
Ginnie Mae I Pool 7% 10/15/2031	434	445
Ginnie Mae I Pool 7% 10/15/2031	38	39
Ginnie Mae I Pool 7% 10/15/2031	340	350
Ginnie Mae I Pool 7% 10/15/2031	59	60
Ginnie Mae I Pool 7% 10/15/2031	616	626
Ginnie Mae I Pool 7% 10/15/2031	1,718	1,769
Ginnie Mae I Pool 7% 11/15/2027	78	78
Ginnie Mae I Pool 7% 11/15/2027	13	13
Ginnie Mae I Pool 7% 11/15/2027	51	51
Ginnie Mae I Pool 7% 11/15/2028	87	89
Ginnie Mae I Pool 7% 11/15/2028	866	881
Ginnie Mae I Pool 7% 11/15/2028	268	272
Ginnie Mae I Pool 7% 11/15/2029	900	920
Ginnie Mae I Pool 7% 11/15/2030	201	206
Ginnie Mae I Pool 7% 11/15/2031	675	694
Ginnie Mae I Pool 7% 11/15/2031	982	1,010
Ginnie Mae I Pool 7% 11/15/2031	85	88
Ginnie Mae I Pool 7% 11/15/2031	408	419
Ginnie Mae I Pool 7% 11/15/2031	1,059	1,082
Ginnie Mae I Pool 7% 11/15/2032	257	263
Ginnie Mae I Pool 7% 12/15/2025	15	15
Ginnie Mae I Pool 7% 12/15/2025	100	101
Ginnie Mae I Pool 7% 12/15/2026	9	9
Ginnie Mae I Pool 7% 12/15/2027	217	220
Ginnie Mae I Pool 7% 12/15/2027	82	83
Ginnie Mae I Pool 7% 12/15/2027	33	34
Ginnie Mae I Pool 7% 12/15/2027	731	741
Ginnie Mae I Pool 7% 12/15/2027	169	171
Ginnie Mae I Pool 7% 12/15/2027	215	218
Ginnie Mae I Pool 7% 12/15/2027	204	207
Ginnie Mae I Pool 7% 12/15/2028	217	221
Ginnie Mae I Pool 7% 12/15/2028	480	488
Ginnie Mae I Pool 7% 12/15/2028	67	68
Ginnie Mae I Pool 7% 12/15/2028	92	93
Ginnie Mae I Pool 7% 12/15/2028	141	143
Ginnie Mae I Pool 7% 12/15/2028	16	16
Ginnie Mae I Pool 7% 12/15/2028	75	76
Ginnie Mae I Pool 7% 12/15/2028	29	29
Ginnie Mae I Pool 7% 12/15/2028	380	386
Ginnie Mae I Pool 7% 12/15/2030	636	652
Ginnie Mae I Pool 7% 12/15/2030	79	80
Ginnie Mae I Pool 7% 12/15/2031	2,318	2,383
Ginnie Mae I Pool 7% 12/15/2031	709	727
Ginnie Mae I Pool 7% 12/15/2031	933	961
Ginnie Mae I Pool 7% 12/15/2031	106	109
Ginnie Mae I Pool 7% 2/15/2026	15	15
Ginnie Mae I Pool 7% 2/15/2027	7	7
Ginnie Mae I Pool 7% 2/15/2028	51	51
Ginnie Mae I Pool 7% 2/15/2028	15	15
Ginnie Mae I Pool 7% 2/15/2028	58	59
Ginnie Mae I Pool 7% 2/15/2028	125	127
Ginnie Mae I Pool 7% 2/15/2028	43	44
Ginnie Mae I Pool 7% 2/15/2028	106	108
Ginnie Mae I Pool 7% 2/15/2028	202	204
Ginnie Mae I Pool 7% 2/15/2028	90	90
Ginnie Mae I Pool 7% 2/15/2028	600	607
Ginnie Mae I Pool 7% 2/15/2028	36	36
Ginnie Mae I Pool 7% 2/15/2028	121	122
Ginnie Mae I Pool 7% 2/15/2028	42	43
Ginnie Mae I Pool 7% 2/15/2028	185	187
Ginnie Mae I Pool 7% 2/15/2029	100	102
Ginnie Mae I Pool 7% 2/15/2029	102	103
Ginnie Mae I Pool 7% 2/15/2029	160	162
Ginnie Mae I Pool 7% 2/15/2030	464	475
Ginnie Mae I Pool 7% 2/15/2031	78	79
Ginnie Mae I Pool 7% 2/15/2032	1,798	1,828
Ginnie Mae I Pool 7% 2/15/2032	380	392
Ginnie Mae I Pool 7% 2/15/2032	709	729
Ginnie Mae I Pool 7% 2/15/2032	381	391
Ginnie Mae I Pool 7% 2/15/2032	241	248
Ginnie Mae I Pool 7% 2/15/2032	703	723
Ginnie Mae I Pool 7% 2/15/2032	37	37
Ginnie Mae I Pool 7% 2/15/2032	241	245
Ginnie Mae I Pool 7% 2/15/2032	2,560	2,638
Ginnie Mae I Pool 7% 2/15/2032	53	54
Ginnie Mae I Pool 7% 3/15/2028	171	172
Ginnie Mae I Pool 7% 3/15/2028	660	670
Ginnie Mae I Pool 7% 3/15/2028	152	153
Ginnie Mae I Pool 7% 3/15/2028	304	308
Ginnie Mae I Pool 7% 3/15/2028	71	72
Ginnie Mae I Pool 7% 3/15/2028	37	38
Ginnie Mae I Pool 7% 3/15/2028	91	92
Ginnie Mae I Pool 7% 3/15/2028	386	391
Ginnie Mae I Pool 7% 3/15/2028	67	68
Ginnie Mae I Pool 7% 3/15/2029	474	482
Ginnie Mae I Pool 7% 3/15/2029	133	135
Ginnie Mae I Pool 7% 3/15/2029	73	74
Ginnie Mae I Pool 7% 3/15/2029	70	71
Ginnie Mae I Pool 7% 3/15/2029	54	54
Ginnie Mae I Pool 7% 3/15/2029	292	297
Ginnie Mae I Pool 7% 3/15/2031	95	98
Ginnie Mae I Pool 7% 3/15/2031	61	62
Ginnie Mae I Pool 7% 3/15/2031	133	136
Ginnie Mae I Pool 7% 3/15/2031	165	169
Ginnie Mae I Pool 7% 3/15/2031	84	87
Ginnie Mae I Pool 7% 3/15/2032	122	125
Ginnie Mae I Pool 7% 3/15/2032	807	831
Ginnie Mae I Pool 7% 3/15/2032	435	448
Ginnie Mae I Pool 7% 3/15/2032	83	85
Ginnie Mae I Pool 7% 3/15/2032	253	259
Ginnie Mae I Pool 7% 3/15/2032	130	134
Ginnie Mae I Pool 7% 3/15/2032	34	35
Ginnie Mae I Pool 7% 3/15/2032	268	276
Ginnie Mae I Pool 7% 3/15/2032	809	834
Ginnie Mae I Pool 7% 4/15/2028	25	25
Ginnie Mae I Pool 7% 4/15/2028	39	40
Ginnie Mae I Pool 7% 4/15/2028	19	19
Ginnie Mae I Pool 7% 4/15/2028	24	25
Ginnie Mae I Pool 7% 4/15/2028	164	166
Ginnie Mae I Pool 7% 4/15/2028	173	175
Ginnie Mae I Pool 7% 4/15/2028	207	210
Ginnie Mae I Pool 7% 4/15/2028	35	35
Ginnie Mae I Pool 7% 4/15/2028	92	93
Ginnie Mae I Pool 7% 4/15/2028	75	76
Ginnie Mae I Pool 7% 4/15/2028	73	73
Ginnie Mae I Pool 7% 4/15/2028	30	30
Ginnie Mae I Pool 7% 4/15/2028	68	69
Ginnie Mae I Pool 7% 4/15/2028	128	130
Ginnie Mae I Pool 7% 4/15/2028	47	48
Ginnie Mae I Pool 7% 4/15/2029	73	75
Ginnie Mae I Pool 7% 4/15/2029	46	46
Ginnie Mae I Pool 7% 4/15/2029	462	471
Ginnie Mae I Pool 7% 4/15/2030	406	416
Ginnie Mae I Pool 7% 4/15/2031	120	123
Ginnie Mae I Pool 7% 4/15/2031	2,184	2,242
Ginnie Mae I Pool 7% 4/15/2031	283	290
Ginnie Mae I Pool 7% 4/15/2031	154	158
Ginnie Mae I Pool 7% 4/15/2031	489	502
Ginnie Mae I Pool 7% 4/15/2032	542	556
Ginnie Mae I Pool 7% 4/15/2032	346	356
Ginnie Mae I Pool 7% 4/15/2032	137	140
Ginnie Mae I Pool 7% 4/15/2032	568	585
Ginnie Mae I Pool 7% 4/15/2032	303	311
Ginnie Mae I Pool 7% 4/15/2032	663	683
Ginnie Mae I Pool 7% 4/15/2032	315	324
Ginnie Mae I Pool 7% 4/15/2032	265	272
Ginnie Mae I Pool 7% 4/15/2032	1,109	1,142
Ginnie Mae I Pool 7% 4/15/2032	149	152
Ginnie Mae I Pool 7% 4/15/2032	79	79
Ginnie Mae I Pool 7% 4/15/2032	2,154	2,221
Ginnie Mae I Pool 7% 4/20/2032	13,778	14,280
Ginnie Mae I Pool 7% 5/15/2027	17	17
Ginnie Mae I Pool 7% 5/15/2028	70	71
Ginnie Mae I Pool 7% 5/15/2028	14	15
Ginnie Mae I Pool 7% 5/15/2028	70	70
Ginnie Mae I Pool 7% 5/15/2028	21	21
Ginnie Mae I Pool 7% 5/15/2028	95	96
Ginnie Mae I Pool 7% 5/15/2028	92	94
Ginnie Mae I Pool 7% 5/15/2028	564	569
Ginnie Mae I Pool 7% 5/15/2029	206	210
Ginnie Mae I Pool 7% 5/15/2030	417	424
Ginnie Mae I Pool 7% 5/15/2031	248	252
Ginnie Mae I Pool 7% 5/15/2031	344	353
Ginnie Mae I Pool 7% 5/15/2031	242	248
Ginnie Mae I Pool 7% 5/15/2031	526	540
Ginnie Mae I Pool 7% 5/15/2032	304	313
Ginnie Mae I Pool 7% 5/15/2032	92	95
Ginnie Mae I Pool 7% 5/15/2032	336	342
Ginnie Mae I Pool 7% 5/15/2032	63	65
Ginnie Mae I Pool 7% 5/15/2032	639	656
Ginnie Mae I Pool 7% 5/15/2032	347	355
Ginnie Mae I Pool 7% 5/15/2032	147	151
Ginnie Mae I Pool 7% 5/15/2032	128	132
Ginnie Mae I Pool 7% 5/15/2032	331	342
Ginnie Mae I Pool 7% 5/15/2032	156	161
Ginnie Mae I Pool 7% 5/15/2032	200	205
Ginnie Mae I Pool 7% 5/15/2032	218	224
Ginnie Mae I Pool 7% 5/15/2032	21	22
Ginnie Mae I Pool 7% 5/15/2032	1,375	1,411
Ginnie Mae I Pool 7% 5/15/2032	1,453	1,499
Ginnie Mae I Pool 7% 5/15/2032	560	575
Ginnie Mae I Pool 7% 5/15/2032	392	402
Ginnie Mae I Pool 7% 5/15/2032	785	809
Ginnie Mae I Pool 7% 6/15/2028	98	99
Ginnie Mae I Pool 7% 6/15/2028	174	176
Ginnie Mae I Pool 7% 6/15/2028	41	41
Ginnie Mae I Pool 7% 6/15/2028	222	225
Ginnie Mae I Pool 7% 6/15/2028	56	57
Ginnie Mae I Pool 7% 6/15/2028	40	40
Ginnie Mae I Pool 7% 6/15/2028	3	3
Ginnie Mae I Pool 7% 6/15/2028	80	81
Ginnie Mae I Pool 7% 6/15/2028	290	294
Ginnie Mae I Pool 7% 6/15/2028	53	53
Ginnie Mae I Pool 7% 6/15/2028	39	40
Ginnie Mae I Pool 7% 6/15/2028	233	237
Ginnie Mae I Pool 7% 6/15/2028	64	65
Ginnie Mae I Pool 7% 6/15/2028	131	133
Ginnie Mae I Pool 7% 6/15/2028	168	170
Ginnie Mae I Pool 7% 6/15/2028	94	95
Ginnie Mae I Pool 7% 6/15/2028	235	238
Ginnie Mae I Pool 7% 6/15/2028	35	36
Ginnie Mae I Pool 7% 6/15/2029	179	183
Ginnie Mae I Pool 7% 6/15/2029	259	265
Ginnie Mae I Pool 7% 6/15/2029	441	450
Ginnie Mae I Pool 7% 6/15/2029	98	100
Ginnie Mae I Pool 7% 6/15/2029	95	97
Ginnie Mae I Pool 7% 6/15/2030	432	436
Ginnie Mae I Pool 7% 6/15/2031	860	883
Ginnie Mae I Pool 7% 6/15/2031	1,605	1,639
Ginnie Mae I Pool 7% 6/15/2031	253	253
Ginnie Mae I Pool 7% 6/15/2031	38	39
Ginnie Mae I Pool 7% 6/15/2031	27	28
Ginnie Mae I Pool 7% 6/15/2031	666	684
Ginnie Mae I Pool 7% 6/15/2032	102	105
Ginnie Mae I Pool 7% 6/15/2032	1,083	1,112
Ginnie Mae I Pool 7% 6/15/2032	173	178
Ginnie Mae I Pool 7% 6/15/2032	631	646
Ginnie Mae I Pool 7% 6/15/2032	874	900
Ginnie Mae I Pool 7% 6/15/2032	291	298
Ginnie Mae I Pool 7% 6/15/2032	43	44
Ginnie Mae I Pool 7% 6/15/2032	431	444
Ginnie Mae I Pool 7% 6/15/2032	187	192
Ginnie Mae I Pool 7% 6/15/2032	156	161
Ginnie Mae I Pool 7% 6/15/2032	123	126
Ginnie Mae I Pool 7% 7/15/2028	93	94
Ginnie Mae I Pool 7% 7/15/2028	260	264
Ginnie Mae I Pool 7% 7/15/2028	78	79
Ginnie Mae I Pool 7% 7/15/2028	45	45
Ginnie Mae I Pool 7% 7/15/2028	79	80
Ginnie Mae I Pool 7% 7/15/2028	677	685
Ginnie Mae I Pool 7% 7/15/2028	65	66
Ginnie Mae I Pool 7% 7/15/2028	161	163
Ginnie Mae I Pool 7% 7/15/2028	40	40
Ginnie Mae I Pool 7% 7/15/2028	295	299
Ginnie Mae I Pool 7% 7/15/2028	132	134
Ginnie Mae I Pool 7% 7/15/2028	65	66
Ginnie Mae I Pool 7% 7/15/2028	38	38
Ginnie Mae I Pool 7% 7/15/2028	1,070	1,086
Ginnie Mae I Pool 7% 7/15/2028	14	15
Ginnie Mae I Pool 7% 7/15/2028	208	211
Ginnie Mae I Pool 7% 7/15/2028	14	14
Ginnie Mae I Pool 7% 7/15/2029	27	27
Ginnie Mae I Pool 7% 7/15/2029	212	216
Ginnie Mae I Pool 7% 7/15/2029	358	363
Ginnie Mae I Pool 7% 7/15/2029	439	448
Ginnie Mae I Pool 7% 7/15/2031	823	846
Ginnie Mae I Pool 7% 7/15/2031	1,513	1,556
Ginnie Mae I Pool 7% 7/15/2031	289	296
Ginnie Mae I Pool 7% 7/15/2031	291	298
Ginnie Mae I Pool 7% 7/15/2031	12	12
Ginnie Mae I Pool 7% 7/15/2031	33	33
Ginnie Mae I Pool 7% 7/15/2031	715	734
Ginnie Mae I Pool 7% 7/15/2032	316	326
Ginnie Mae I Pool 7% 7/15/2032	688	706
Ginnie Mae I Pool 7% 7/15/2032	540	557
Ginnie Mae I Pool 7% 7/15/2032	146	151
Ginnie Mae I Pool 7% 7/15/2032	461	473
Ginnie Mae I Pool 7% 7/15/2032	364	372
Ginnie Mae I Pool 7% 7/15/2032	84	87
Ginnie Mae I Pool 7% 7/15/2032	665	683
Ginnie Mae I Pool 7% 8/15/2025	13	13
Ginnie Mae I Pool 7% 8/15/2025	1	1
Ginnie Mae I Pool 7% 8/15/2025	5	5
Ginnie Mae I Pool 7% 8/15/2028	66	67
Ginnie Mae I Pool 7% 8/15/2029	66	67
Ginnie Mae I Pool 7% 8/15/2029	2	2
Ginnie Mae I Pool 7% 8/15/2029	44	44
Ginnie Mae I Pool 7% 8/15/2029	27	28
Ginnie Mae I Pool 7% 8/15/2029	215	218
Ginnie Mae I Pool 7% 8/15/2031	369	379
Ginnie Mae I Pool 7% 8/15/2031	290	298
Ginnie Mae I Pool 7% 8/15/2031	157	161
Ginnie Mae I Pool 7% 8/15/2031	109	112
Ginnie Mae I Pool 7% 8/15/2031	2,098	2,157
Ginnie Mae I Pool 7% 8/15/2031	216	222
Ginnie Mae I Pool 7% 8/15/2031	697	715
Ginnie Mae I Pool 7% 8/15/2031	1,290	1,328
Ginnie Mae I Pool 7% 8/15/2031	111	113
Ginnie Mae I Pool 7% 8/15/2032	86	87
Ginnie Mae I Pool 7% 8/15/2032	288	297
Ginnie Mae I Pool 7% 8/15/2032	135	139
Ginnie Mae I Pool 7% 8/15/2032	292	300
Ginnie Mae I Pool 7% 8/15/2032	274	281
Ginnie Mae I Pool 7% 8/15/2032	650	670
Ginnie Mae I Pool 7% 8/15/2032	315	325
Ginnie Mae I Pool 7% 9/15/2025	8	8
Ginnie Mae I Pool 7% 9/15/2027	37	37
Ginnie Mae I Pool 7% 9/15/2028	186	189
Ginnie Mae I Pool 7% 9/15/2028	154	155
Ginnie Mae I Pool 7% 9/15/2028	42	43
Ginnie Mae I Pool 7% 9/15/2028	66	67
Ginnie Mae I Pool 7% 9/15/2028	40	41
Ginnie Mae I Pool 7% 9/15/2028	249	252
Ginnie Mae I Pool 7% 9/15/2028	49	49
Ginnie Mae I Pool 7% 9/15/2028	310	315
Ginnie Mae I Pool 7% 9/15/2029	86	88
Ginnie Mae I Pool 7% 9/15/2031	231	236
Ginnie Mae I Pool 7% 9/15/2031	348	358
Ginnie Mae I Pool 7% 9/15/2031	373	383
Ginnie Mae I Pool 7% 9/15/2031	54	55
Ginnie Mae I Pool 7% 9/15/2031	38	39
Ginnie Mae I Pool 7% 9/15/2031	90	92
Ginnie Mae I Pool 7% 9/15/2031	1,484	1,526
Ginnie Mae I Pool 7% 9/15/2031	1,226	1,261
Ginnie Mae I Pool 7% 9/15/2031	57	59
Ginnie Mae I Pool 7% 9/15/2031	531	546
Ginnie Mae I Pool 7.5% 1/15/2026	6	6
Ginnie Mae I Pool 7.5% 1/15/2026	40	40
Ginnie Mae I Pool 7.5% 1/15/2026	3	3
Ginnie Mae I Pool 7.5% 1/15/2027	30	31
Ginnie Mae I Pool 7.5% 1/15/2028	254	258
Ginnie Mae I Pool 7.5% 1/15/2031	47	49
Ginnie Mae I Pool 7.5% 1/15/2031	93	96
Ginnie Mae I Pool 7.5% 10/15/2025	8	8
Ginnie Mae I Pool 7.5% 10/15/2025	2	2
Ginnie Mae I Pool 7.5% 10/15/2027	681	694
Ginnie Mae I Pool 7.5% 10/15/2027	47	48
Ginnie Mae I Pool 7.5% 10/15/2027	73	74
Ginnie Mae I Pool 7.5% 10/15/2027	286	292
Ginnie Mae I Pool 7.5% 10/15/2027	78	78
Ginnie Mae I Pool 7.5% 10/15/2027	69	70
Ginnie Mae I Pool 7.5% 10/15/2027	166	169
Ginnie Mae I Pool 7.5% 10/15/2027	140	142
Ginnie Mae I Pool 7.5% 10/15/2027	42	42
Ginnie Mae I Pool 7.5% 10/15/2027	850	867
Ginnie Mae I Pool 7.5% 10/15/2027	818	835
Ginnie Mae I Pool 7.5% 10/15/2027	517	524
Ginnie Mae I Pool 7.5% 10/15/2027	302	307
Ginnie Mae I Pool 7.5% 11/15/2025	98	98
Ginnie Mae I Pool 7.5% 11/15/2025	27	27
Ginnie Mae I Pool 7.5% 11/15/2025	28	28
Ginnie Mae I Pool 7.5% 11/15/2025	10	10
Ginnie Mae I Pool 7.5% 11/15/2025	20	20
Ginnie Mae I Pool 7.5% 11/15/2025	73	73
Ginnie Mae I Pool 7.5% 11/15/2025	107	107
Ginnie Mae I Pool 7.5% 11/15/2025	38	38
Ginnie Mae I Pool 7.5% 11/15/2025	29	29
Ginnie Mae I Pool 7.5% 11/15/2025	7	7
Ginnie Mae I Pool 7.5% 11/15/2027	68	69
Ginnie Mae I Pool 7.5% 11/15/2027	22	22
Ginnie Mae I Pool 7.5% 11/15/2027	76	77
Ginnie Mae I Pool 7.5% 11/15/2027	92	94
Ginnie Mae I Pool 7.5% 11/15/2029	13	14
Ginnie Mae I Pool 7.5% 12/15/2027	233	238
Ginnie Mae I Pool 7.5% 12/15/2027	21	22
Ginnie Mae I Pool 7.5% 12/15/2027	96	96
Ginnie Mae I Pool 7.5% 12/15/2027	118	119
Ginnie Mae I Pool 7.5% 12/15/2027	37	38
Ginnie Mae I Pool 7.5% 12/15/2027	11	11
Ginnie Mae I Pool 7.5% 12/15/2027	38	39
Ginnie Mae I Pool 7.5% 12/15/2027	157	160
Ginnie Mae I Pool 7.5% 12/15/2027	24	25
Ginnie Mae I Pool 7.5% 12/15/2027	273	278
Ginnie Mae I Pool 7.5% 12/15/2027	276	282
Ginnie Mae I Pool 7.5% 2/15/2026	24	24
Ginnie Mae I Pool 7.5% 2/15/2027	58	59
Ginnie Mae I Pool 7.5% 2/15/2027	211	214
Ginnie Mae I Pool 7.5% 3/15/2026	15	16
Ginnie Mae I Pool 7.5% 3/15/2026	32	33
Ginnie Mae I Pool 7.5% 3/15/2027	136	138
Ginnie Mae I Pool 7.5% 3/15/2028	4,013	4,098
Ginnie Mae I Pool 7.5% 3/15/2028	264	271
Ginnie Mae I Pool 7.5% 3/15/2031	956	997
Ginnie Mae I Pool 7.5% 4/15/2026	17	17
Ginnie Mae I Pool 7.5% 4/15/2027	47	47
Ginnie Mae I Pool 7.5% 4/15/2027	14	14
Ginnie Mae I Pool 7.5% 4/15/2027	71	72
Ginnie Mae I Pool 7.5% 4/15/2027	99	100
Ginnie Mae I Pool 7.5% 4/15/2027	156	158
Ginnie Mae I Pool 7.5% 4/15/2027	8	8
Ginnie Mae I Pool 7.5% 4/15/2027	93	94
Ginnie Mae I Pool 7.5% 4/15/2027	68	69
Ginnie Mae I Pool 7.5% 4/15/2027	114	116
Ginnie Mae I Pool 7.5% 4/15/2028	1	1
Ginnie Mae I Pool 7.5% 5/15/2027	6	6
Ginnie Mae I Pool 7.5% 5/15/2027	154	157
Ginnie Mae I Pool 7.5% 5/15/2027	115	117
Ginnie Mae I Pool 7.5% 5/15/2027	88	89
Ginnie Mae I Pool 7.5% 5/15/2027	67	67
Ginnie Mae I Pool 7.5% 5/15/2029	54	56
Ginnie Mae I Pool 7.5% 6/15/2027	303	307
Ginnie Mae I Pool 7.5% 6/15/2027	129	131
Ginnie Mae I Pool 7.5% 6/15/2027	40	41
Ginnie Mae I Pool 7.5% 6/15/2027	76	77
Ginnie Mae I Pool 7.5% 6/15/2027	57	57
Ginnie Mae I Pool 7.5% 6/15/2027	53	54
Ginnie Mae I Pool 7.5% 6/15/2027	185	188
Ginnie Mae I Pool 7.5% 6/15/2027	14	14
Ginnie Mae I Pool 7.5% 6/15/2027	51	52
Ginnie Mae I Pool 7.5% 6/15/2029	51	52
Ginnie Mae I Pool 7.5% 6/15/2029	68	68
Ginnie Mae I Pool 7.5% 7/15/2027	185	188
Ginnie Mae I Pool 7.5% 7/15/2027	517	527
Ginnie Mae I Pool 7.5% 7/15/2027	384	388
Ginnie Mae I Pool 7.5% 7/15/2027	33	33
Ginnie Mae I Pool 7.5% 7/15/2027	30	31
Ginnie Mae I Pool 7.5% 7/15/2027	91	92
Ginnie Mae I Pool 7.5% 7/15/2027	240	245
Ginnie Mae I Pool 7.5% 7/15/2027	164	167
Ginnie Mae I Pool 7.5% 7/15/2027	198	201
Ginnie Mae I Pool 7.5% 7/15/2028	631	647
Ginnie Mae I Pool 7.5% 7/15/2029	118	121
Ginnie Mae I Pool 7.5% 8/15/2027	19	19
Ginnie Mae I Pool 7.5% 8/15/2027	139	142
Ginnie Mae I Pool 7.5% 8/15/2027	40	40
Ginnie Mae I Pool 7.5% 8/15/2027	71	71
Ginnie Mae I Pool 7.5% 8/15/2027	363	370
Ginnie Mae I Pool 7.5% 8/15/2027	286	291
Ginnie Mae I Pool 7.5% 8/15/2027	98	100
Ginnie Mae I Pool 7.5% 8/15/2027	52	53
Ginnie Mae I Pool 7.5% 8/15/2028	57	57
Ginnie Mae I Pool 7.5% 8/15/2028	367	377
Ginnie Mae I Pool 7.5% 8/15/2028	110	113
Ginnie Mae I Pool 7.5% 8/15/2028	450	462
Ginnie Mae I Pool 7.5% 8/15/2028	108	111
Ginnie Mae I Pool 7.5% 8/15/2029	87	90
Ginnie Mae I Pool 7.5% 9/15/2025	25	25
Ginnie Mae I Pool 7.5% 9/15/2025	12	12
Ginnie Mae I Pool 7.5% 9/15/2025	4	4
Ginnie Mae I Pool 7.5% 9/15/2027	42	43
Ginnie Mae I Pool 7.5% 9/15/2027	56	57
Ginnie Mae I Pool 7.5% 9/15/2027	56	56
Ginnie Mae I Pool 7.5% 9/15/2027	63	64
Ginnie Mae I Pool 7.5% 9/15/2027	425	432
Ginnie Mae I Pool 7.5% 9/15/2027	4	4
Ginnie Mae I Pool 7.5% 9/15/2028	282	287
Ginnie Mae I Pool 7.5% 9/15/2028	373	384
Ginnie Mae I Pool 7.5% 9/15/2031	1,724	1,788
Ginnie Mae I Pool 7.5% 9/15/2031	57	59
Ginnie Mae I Pool 8% 1/15/2028	461	469
Ginnie Mae I Pool 8% 10/15/2029	212	218
Ginnie Mae I Pool 8% 11/15/2027	72	73
Ginnie Mae I Pool 8% 12/15/2027	88	89
Ginnie Mae I Pool 8% 12/15/2027	125	127
Ginnie Mae I Pool 8% 12/15/2027	93	94
Ginnie Mae I Pool 8% 12/15/2027	239	244
Ginnie Mae I Pool 8% 4/15/2026	156	157
Ginnie Mae I Pool 8% 6/15/2025	1	1
Ginnie Mae I Pool 8% 6/15/2025	2	2
Ginnie Mae I Pool 8% 6/15/2025	3	3
Ginnie Mae I Pool 8% 7/15/2025	3	3
Ginnie Mae I Pool 8% 7/15/2025	12	12
Ginnie Mae I Pool 8% 7/15/2027	73	74
Ginnie Mae I Pool 8% 8/15/2025	7	7
Ginnie Mae I Pool 8% 8/15/2025	9	9
Ginnie Mae I Pool 8% 8/15/2025	18	18
Ginnie Mae I Pool 8% 8/15/2025	49	49
Ginnie Mae I Pool 8% 8/15/2027	40	40
Ginnie Mae I Pool 8% 8/15/2027	29	30
Ginnie Mae I Pool 8% 9/15/2025	3	3
Ginnie Mae I Pool 8% 9/15/2026	33	33
Ginnie Mae I Pool 8% 9/15/2029	77	78
Ginnie Mae I Pool 8.5% 1/15/2031	991	1,027
Ginnie Mae I Pool 8.5% 10/15/2029	17	18
Ginnie Mae I Pool 8.5% 11/15/2027	38	39
Ginnie Mae I Pool 8.5% 12/15/2029	120	123
Ginnie Mae I Pool 8.5% 7/15/2030	119	123
Ginnie Mae I Pool 8.5% 8/15/2029	70	72
Ginnie Mae II Pool 2% 1/20/2051	30,233,168	24,837,173
Ginnie Mae II Pool 2% 1/20/2052	3,684,530	3,031,811
Ginnie Mae II Pool 2% 10/20/2050	18,156,925	14,926,219
Ginnie Mae II Pool 2% 11/20/2050	1,314,365	1,080,497
Ginnie Mae II Pool 2% 12/20/2050	6,346,587	5,215,340
Ginnie Mae II Pool 2% 2/20/2051	563,654	463,362
Ginnie Mae II Pool 2% 2/20/2052	1,083,330	890,401
Ginnie Mae II Pool 2% 3/1/2055 (e)	69,900,000	57,404,719
Ginnie Mae II Pool 2% 3/20/2052	16,489,635	13,553,019
Ginnie Mae II Pool 2% 4/1/2055 (e)	51,550,000	42,347,031
Ginnie Mae II Pool 2% 4/20/2051	500,716	411,544
Ginnie Mae II Pool 2.5% 12/20/2051	188,400	161,613
Ginnie Mae II Pool 2.5% 2/20/2052	11,187,647	9,596,976
Ginnie Mae II Pool 2.5% 3/1/2055 (e)	50,600,000	43,365,552
Ginnie Mae II Pool 2.5% 5/20/2052	11,148,044	9,564,747
Ginnie Mae II Pool 2.5% 7/20/2051	1,789,890	1,534,843
Ginnie Mae II Pool 3% 1/20/2043	1,029,348	939,904
Ginnie Mae II Pool 3% 10/20/2042	5,697	5,206
Ginnie Mae II Pool 3% 10/20/2043	83,544	76,093
Ginnie Mae II Pool 3% 12/20/2042	90,188	82,373
Ginnie Mae II Pool 3% 3/1/2055 (e)	46,775,000	41,635,433
Ginnie Mae II Pool 3% 3/20/2050	991,059	887,221
Ginnie Mae II Pool 3% 4/1/2055 (e)	20,900,000	18,599,458
Ginnie Mae II Pool 3% 8/20/2042	16,339	14,936
Ginnie Mae II Pool 3% 9/20/2043	8,172	7,441
Ginnie Mae II Pool 3.5% 1/20/2042	10,532	9,899
Ginnie Mae II Pool 3.5% 1/20/2044	15,847	14,814
Ginnie Mae II Pool 3.5% 10/20/2040	5,446	5,129
Ginnie Mae II Pool 3.5% 10/20/2041	9,070	8,525
Ginnie Mae II Pool 3.5% 10/20/2043	5,341	4,997
Ginnie Mae II Pool 3.5% 11/20/2041	426,664	401,099
Ginnie Mae II Pool 3.5% 11/20/2043	8,070	7,550
Ginnie Mae II Pool 3.5% 12/20/2040	2,878	2,712
Ginnie Mae II Pool 3.5% 12/20/2041	183,222	172,245
Ginnie Mae II Pool 3.5% 2/20/2043	82,634	77,459
Ginnie Mae II Pool 3.5% 2/20/2044	4,544	4,247
Ginnie Mae II Pool 3.5% 3/1/2055 (e)	26,250,000	24,086,291
Ginnie Mae II Pool 3.5% 3/20/2043	101,940	95,537
Ginnie Mae II Pool 3.5% 3/20/2044	15,506	14,492
Ginnie Mae II Pool 3.5% 4/1/2055 (e)	17,600,000	16,138,971
Ginnie Mae II Pool 3.5% 4/20/2043	110,808	103,829
Ginnie Mae II Pool 3.5% 4/20/2044	5,783	5,403
Ginnie Mae II Pool 3.5% 5/20/2043	1,052,318	981,485
Ginnie Mae II Pool 3.5% 5/20/2046	49,753	46,186
Ginnie Mae II Pool 3.5% 5/20/2046	14,564	13,520
Ginnie Mae II Pool 3.5% 6/20/2043	207,109	193,985
Ginnie Mae II Pool 3.5% 7/20/2043	6,831	6,393
Ginnie Mae II Pool 3.5% 8/20/2043	7,541	7,058
Ginnie Mae II Pool 3.5% 9/20/2040	13,152	12,384
Ginnie Mae II Pool 3.5% 9/20/2043	1,225,463	1,146,770
Ginnie Mae II Pool 4% 1/20/2041	7,678	7,413
Ginnie Mae II Pool 4% 1/20/2042	55,142	53,170
Ginnie Mae II Pool 4% 10/20/2040	59,447	57,404
Ginnie Mae II Pool 4% 10/20/2041	991,189	955,934
Ginnie Mae II Pool 4% 11/20/2040	745,459	719,772
Ginnie Mae II Pool 4% 11/20/2041	32,911	31,737
Ginnie Mae II Pool 4% 2/20/2041	15,925	15,373
Ginnie Mae II Pool 4% 3/20/2041	62,306	60,145
Ginnie Mae II Pool 4% 4/20/2042	197,696	190,554
Ginnie Mae II Pool 4% 4/20/2043	2,730	2,630
Ginnie Mae II Pool 4% 6/20/2042	4,651	4,481
Ginnie Mae II Pool 4% 8/20/2041	7,898	7,618
Ginnie Mae II Pool 4% 8/20/2043	72,995	70,227
Ginnie Mae II Pool 4% 9/20/2040	269,868	260,582
Ginnie Mae II Pool 4.5% 1/20/2041	68,641	67,544
Ginnie Mae II Pool 4.5% 10/20/2035	1,995	1,970
Ginnie Mae II Pool 4.5% 10/20/2039	9,836	9,541
Ginnie Mae II Pool 4.5% 10/20/2040	14,527	14,297
Ginnie Mae II Pool 4.5% 10/20/2040	145,702	141,297
Ginnie Mae II Pool 4.5% 11/20/2040	57,996	56,185
Ginnie Mae II Pool 4.5% 11/20/2040	14,592	14,360
Ginnie Mae II Pool 4.5% 11/20/2054	17,603,281	17,006,297
Ginnie Mae II Pool 4.5% 12/20/2039	55,050	53,415
Ginnie Mae II Pool 4.5% 12/20/2040	30,158	29,223
Ginnie Mae II Pool 4.5% 2/20/2041	2,949	2,857
Ginnie Mae II Pool 4.5% 2/20/2041	245,607	241,672
Ginnie Mae II Pool 4.5% 3/20/2036	5,032	4,969
Ginnie Mae II Pool 4.5% 3/20/2041	16,114	15,856
Ginnie Mae II Pool 4.5% 4/20/2040	25,974	25,183
Ginnie Mae II Pool 4.5% 4/20/2041	150,043	147,631
Ginnie Mae II Pool 4.5% 5/20/2040	17,045	16,779
Ginnie Mae II Pool 4.5% 5/20/2041	639,454	629,142
Ginnie Mae II Pool 4.5% 6/20/2033	2,651	2,623
Ginnie Mae II Pool 4.5% 6/20/2039	10,874	10,554
Ginnie Mae II Pool 4.5% 6/20/2040	25,349	24,598
Ginnie Mae II Pool 4.5% 6/20/2041	399,091	392,617
Ginnie Mae II Pool 4.5% 7/20/2039	2,475	2,437
Ginnie Mae II Pool 4.5% 7/20/2040	28,067	27,624
Ginnie Mae II Pool 4.5% 7/20/2040	2,225	2,159
Ginnie Mae II Pool 4.5% 8/20/2040	4,272	4,204
Ginnie Mae II Pool 4.5% 9/20/2040	151,078	148,686
Ginnie Mae II Pool 5% 1/20/2055	1,148,045	1,133,855
Ginnie Mae II Pool 5% 12/20/2054	174,228	172,075
Ginnie Mae II Pool 5% 9/20/2033	116,138	117,008
Ginnie Mae II Pool 5.5% 1/20/2055	3,549,999	3,562,973
Ginnie Mae II Pool 5.5% 3/1/2055 (e)	18,150,000	18,200,778
Ginnie Mae II Pool 5.5% 4/1/2055 (e)	12,700,000	12,723,129
Ginnie Mae II Pool 6% 1/20/2055	4,636,682	4,707,577
Ginnie Mae II Pool 6% 11/20/2031	3,257	3,340
Ginnie Mae II Pool 6% 12/20/2054	7,869,521	7,992,306
Ginnie Mae II Pool 6% 3/1/2055 (e)	87,650,000	88,839,806
Ginnie Mae II Pool 6% 4/1/2055 (e)	57,550,000	58,268,271
Ginnie Mae II Pool 6% 5/20/2032	15,448	15,873
Ginnie Mae II Pool 6.5% 1/20/2032	234	241
Ginnie Mae II Pool 6.5% 11/20/2031	573	591
Ginnie Mae II Pool 6.5% 3/1/2055 (e)	6,500,000	6,629,061
Ginnie Mae II Pool 6.5% 3/20/2031	726	746
Ginnie Mae II Pool 6.5% 4/20/2031	154	158
Ginnie Mae II Pool 6.5% 6/20/2031	142	146
Ginnie Mae II Pool 6.5% 7/20/2031	165	170
Ginnie Mae II Pool 6.5% 8/20/2031	174	179
Ginnie Mae II Pool 7% 2/20/2032	4,068	4,221
Ginnie Mae II Pool 7% 3/20/2032	2,107	2,187
Uniform Mortgage Backed Securities 2% 3/1/2040 (e)	2,700,000	2,437,383
Uniform Mortgage Backed Securities 2% 3/1/2055 (e)	204,750,000	163,752,007
Uniform Mortgage Backed Securities 2% 4/1/2055 (e)	165,400,000	132,371,688
Uniform Mortgage Backed Securities 2.5% 3/1/2055 (e)	18,550,000	15,509,540
Uniform Mortgage Backed Securities 3% 3/1/2040 (e)	2,900,000	2,745,031
Uniform Mortgage Backed Securities 3% 3/1/2055 (e)	45,925,000	40,028,303
Uniform Mortgage Backed Securities 3.5% 3/1/2055 (e)	15,900,000	14,419,313
Uniform Mortgage Backed Securities 5% 3/1/2055 (e)	800,000	786,999
Uniform Mortgage Backed Securities 5.5% 3/1/2055 (e)	48,525,000	48,585,656
Uniform Mortgage Backed Securities 6% 3/1/2055 (e)	19,500,000	19,815,352
Uniform Mortgage Backed Securities 6.5% 3/1/2055 (e)	43,300,000	44,602,382
TOTAL UNITED STATES		1,875,903,111
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,868,726,297)		1,875,903,111

U.S. Treasury Obligations - 46.8%
	Yield (%) (p)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.25% 2/15/2052	2.98 to 3.00	58,500,000	37,590,820
US Treasury Bonds 2.375% 5/15/2051 (m)	2.36 to 2.40	423,629,000	281,862,216
US Treasury Bonds 2.875% 5/15/2052	2.97 to 3.30	224,700,000	166,067,344
US Treasury Bonds 3.625% 2/15/2053	3.80 to 3.90	157,354,000	134,857,295
US Treasury Bonds 4.125% 8/15/2044	4.53 to 4.63	8,940,000	8,455,284
US Treasury Bonds 4.25% 2/15/2054	4.17 to 4.78	116,000,000	111,273,906
US Treasury Bonds 4.25% 8/15/2054	4.00 to 4.65	39,550,000	38,005,078
US Treasury Bonds 4.625% 2/15/2055	4.51 to 4.79	75,350,000	77,127,861
US Treasury Bonds 4.625% 5/15/2054	4.02 to 4.64	77,500,000	79,149,902
US Treasury Bonds 4.75% 11/15/2053	4.77 to 4.79	55,400,000	57,583,539
US Treasury Notes 3.375% 5/15/2033	3.82 to 3.86	361,500,000	342,154,103
US Treasury Notes 3.5% 2/15/2033	3.37 to 3.93	377,500,000	361,264,552
US Treasury Notes 3.5% 4/30/2030	3.75	84,100,000	82,007,356
US Treasury Notes 3.75% 12/31/2030	4.08	211,300,000	207,866,375
US Treasury Notes 3.75% 6/30/2030	3.93	122,500,000	120,815,625
US Treasury Notes 3.75% 8/31/2031	3.54	85,600,000	83,928,125
US Treasury Notes 3.875% 8/15/2034	3.66 to 4.28	349,460,000	340,735,486
US Treasury Notes 4% 2/15/2034	4.17	148,300,000	146,278,254
US Treasury Notes 4.125% 7/31/2031	3.74 to 3.79	562,250,000	563,344,982
US Treasury Notes 4.25% 11/15/2034	4.18	155,500,000	156,107,422
US Treasury Notes 4.25% 2/28/2031	4.10 to 4.31	962,760,000	971,861,086
US Treasury Notes 4.25% 6/30/2031	4.24 to 4.25	176,000,000	177,595,000
US Treasury Notes 4.5% 11/15/2033	4.18 to 4.29	371,600,000	380,469,048
US Treasury Notes 4.625% 2/15/2035	4.21	30,000,000	31,026,669
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,195,133,896)			4,957,427,328

Money Market Funds - 2.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (q) (Cost $208,680,806)	4.35	208,639,604	208,681,332

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.0775% and receive annually a floating rate based on US SOFR Index, expiring February 2036	2/04/26	3,600,000	76,113
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.795% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/30/29	5,000,000	193,259
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.658% and receive annually a floating rate based on US SOFR Index, expiring December 2035	12/09/25	9,610,000	319,017
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.92% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/20/29	13,900,000	511,342
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.1415% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/15/25	21,800,000	1,265,900

TOTAL PUT SWAPTIONS			2,365,631
Call Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.0775% and pay annually a floating rate based on US SOFR Index, expiring February 2036	2/04/26	3,600,000	166,950
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.795% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/30/29	5,000,000	185,297
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.658% and pay annually a floating rate based on US SOFR Index, expiring December 2035	12/09/25	9,610,000	240,199
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.92% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/20/29	13,900,000	553,854
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.1415% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/15/25	21,800,000	171,122

TOTAL CALL SWAPTIONS			1,317,422
TOTAL PURCHASED SWAPTIONS (Cost $3,835,111)			3,683,053

TOTAL INVESTMENT IN SECURITIES - 108.9% (Cost $11,993,517,941)	11,558,515,067
NET OTHER ASSETS (LIABILITIES) - (8.9)%	(944,354,970)
NET ASSETS - 100.0%	10,614,160,097

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 3/1/2055	(57,950,000)	(47,590,893)
Ginnie Mae II Pool 3% 3/1/2055	(20,900,000)	(18,603,539)
Ginnie Mae II Pool 3.5% 3/1/2055	(20,500,000)	(18,810,247)
Ginnie Mae II Pool 4% 3/1/2055	(1,600,000)	(1,508,226)
Ginnie Mae II Pool 5.5% 3/1/2055	(12,700,000)	(12,735,531)
Ginnie Mae II Pool 6% 3/1/2055	(63,550,000)	(64,412,659)
Uniform Mortgage Backed Securities 2% 3/1/2040	(2,700,000)	(2,437,382)
Uniform Mortgage Backed Securities 2% 3/1/2055	(182,575,000)	(146,017,204)
Uniform Mortgage Backed Securities 2.5% 3/1/2055	(18,550,000)	(15,509,540)
Uniform Mortgage Backed Securities 3% 3/1/2055	(7,475,000)	(6,515,222)
Uniform Mortgage Backed Securities 3.5% 3/1/2055	(36,100,000)	(32,738,188)
Uniform Mortgage Backed Securities 4% 3/1/2055	(8,500,000)	(7,970,078)
Uniform Mortgage Backed Securities 4.5% 3/1/2055	(3,200,000)	(3,082,625)
Uniform Mortgage Backed Securities 5% 3/1/2055	(11,200,000)	(11,018,000)
Uniform Mortgage Backed Securities 5.5% 3/1/2055	(20,850,000)	(20,876,063)
Uniform Mortgage Backed Securities 6% 3/1/2055	(5,300,000)	(5,385,711)
Uniform Mortgage Backed Securities 6.5% 3/1/2055	(35,275,000)	(36,336,005)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(451,547,113)

TOTAL TBA SALE COMMITMENTS (Proceeds $446,150,809)		(451,547,113)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Put Swaptions
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.502% and pay annually a floating rate based on the US SOFR Index, expiring January 2034	1/04/29	5,500,000	(227,051)

Call Swaptions
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.502% and receive annually a floating rate based on the US SOFR Index, expiring January 2034	1/04/29	5,500,000	(163,877)

TOTAL WRITTEN SWAPTIONS			(390,928)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2 Year US Treasury Notes Contracts (United States)	954	Jun 2025	197,448,188	976,352	976,352
CBOT 5 Year US Treasury Notes Contracts (United States)	2,332	Jun 2025	251,710,250	3,750,322	3,750,322

TOTAL PURCHASED					4,726,674

Sold

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	178	Jun 2025	19,774,688	(375,690)	(375,690)
CBOT 5 Year US Treasury Notes Contracts (United States)	107	Jun 2025	11,549,313	(172,387)	(172,387)
CBOT US Treasury Long Term Bond Contracts (United States)	72	Jun 2025	8,937,000	(316,869)	(316,869)
CBOT US Treasury Long Term Note Contracts (United States)	55	Jun 2025	6,495,156	(123,400)	(123,400)

TOTAL SOLD					(988,346)

TOTAL FUTURES CONTRACTS					3,738,328
The notional amount of futures purchased as a percentage of Net Assets is 4.3%
The notional amount of futures sold as a percentage of Net Assets is 0.5%

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	230,000	29,978	(59,393)	(29,415)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	300,000	39,101	(85,090)	(45,989)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	80,000	10,427	(22,453)	(12,026)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	570,000	74,293	(136,977)	(62,684)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	330,000	43,011	(79,312)	(36,301)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	110,000	14,337	(27,660)	(13,323)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	26,068	(38,117)	(12,049)
CMBX BBB- Series 17 Index		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	20,775	(24,255)	(3,480)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	1,000,000	130,338	(154,615)	(24,277)
CMBX BBB- Series 17 Index		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	20,775	(23,057)	(2,282)
CMBX AAA Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(0.5%)	Monthly	9,100,000	(3,410)	4,707	1,297
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly	1,700,000	62,898	(65,631)	(2,733)
CMBX BBB- Series 16 Index		Apr 2065	JP Morgan Securities LLC	(3%)	Monthly	200,000	26,068	(51,901)	(25,833)
CMBX BBB- Series 17 Index		Dec 2056	JP Morgan Securities LLC	(3%)	Monthly	100,000	10,387	(12,964)	(2,577)
CMBX AAA Series 13 Index		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	8,020,000	(29,337)	(126,295)	(155,632)
CMBX AAA Series 13 Index		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	100,000	(366)	(683)	(1,049)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	870,000	113,394	(228,811)	(115,417)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	100,000	13,034	(16,548)	(3,514)
CMBX BB Series 18 Index		Dec 2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	600,000	39,323	(39,573)	(250)

TOTAL BUY PROTECTION							641,094	(1,188,628)	(547,534)
Sell Protection
CMBX AAA Series 17 Index	NR	Dec 2056	Goldman Sachs & Co LLC	0.5%	Monthly	1,200,000	(17,617)	31,665	14,048
CMBX AAA Series 12 Index	NR	Aug 2061	JP Morgan Securities LLC	0.5%	Monthly	3,000,000	13,779	12,798	26,577
CMBX AAA Series 17 Index	NR	Dec 2056	JP Morgan Securities LLC	0.5%	Monthly	10,000,000	(146,807)	180,403	33,596
CMBX AAA Series 13 Index	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	6,860,000	25,094	153,066	178,160
CMBX AAA Series 13 Index	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	1,260,000	4,609	28,913	33,522
CMBX AAA Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	500,000	(7,340)	8,482	1,142
CMBX AAA Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	7,300,000	(107,169)	122,746	15,577
CMBX AAA Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	3,400,000	(49,914)	55,081	5,167
CMBX AAA Series 16 Index	NR	Apr 2065	Morgan Stanley Capital Services LLC	0.5%	Monthly	4,100,000	(41,689)	38,858	(2,831)
CMBX AAA Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	3,900,000	(57,255)	59,385	2,130

TOTAL SELL PROTECTION							(384,309)	691,397	307,088
TOTAL CREDIT DEFAULT SWAPS							256,785	(497,231)	(240,446)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2027	38,336,000	(151,048)	0	(151,048)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2028	104,706,000	(299,822)	0	(299,822)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2029	4,270,000	(4,641)	0	(4,641)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2030	8,890,000	(53,366)	0	(53,366)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.25%	Annual	LCH	Mar 2032	5,454,000	(19,575)	0	(19,575)
3.25%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Mar 2035	5,048,000	84,771	0	84,771
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.25%	Annual	LCH	Mar 2045	24,761,000	63,823	0	63,823
3.25%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Mar 2055	8,280,000	222,870	0	222,870
TOTAL INTEREST RATE SWAPS							(156,988)	0	(156,988)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,841,651,295 or 17.4% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(h)	Principal Only Strips represent the right to receive the monthly principal payments.
(i)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(j)	Level 3 security
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Security is perpetual in nature with no stated maturity date.
(m)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,575,331.
(n)	Security or a portion of the security has been segregated as collateral for open options. At period end, the value of securities pledged amounted to $269,154.
(o)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $4,154,866.
(p)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	319,736,009	2,129,925,113	2,240,979,790	6,076,327	-	-	208,681,332	208,639,604	0.4%
Fidelity Securities Lending Cash Central Fund	-	888,689,669	888,689,669	22,184	-	-	-	-	0.0%
Fidelity Specialized High Income Central Fund	149,462,962	4,341,185	-	4,337,448	-	(162,229)	153,641,918	1,745,534	62.0%
Total	469,198,971	3,022,955,967	3,129,669,459	10,435,959	-	(162,229)	362,323,250	210,385,138

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	945,643,643	-	945,643,643	-

Bank Notes
Financials	5,492,818	-	5,492,818	-

Collateralized Mortgage Obligations	137,397,721	-	137,397,687	34

Commercial Mortgage Securities	712,369,274	-	712,342,258	27,016

Fixed-Income Funds	153,641,918	153,641,918	-	-

Foreign Government and Government Agency Obligations	14,168,385	-	14,168,385	-

Municipal Securities
General Obligations	3,854,744	-	3,854,744	-

Non-Convertible Corporate Bonds
Communication Services	240,444,849	-	240,444,849	-
Consumer Discretionary	112,343,996	-	112,343,996	-
Consumer Staples	25,949,251	-	25,949,251	-
Energy	253,823,392	-	253,823,392	-
Financials	1,167,991,734	-	1,167,991,734	-
Health Care	147,209,083	-	147,209,083	-
Industrials	86,577,508	-	86,577,508	-
Information Technology	67,483,933	-	67,483,933	-
Materials	12,121,966	-	12,121,966	-
Real Estate	313,037,287	-	313,037,287	-
Utilities	93,816,419	-	93,816,419	-

Preferred Securities
Financials	19,452,322	-	19,452,322	-

U.S. Government Agency - Mortgage Securities	1,875,903,111	-	1,875,903,111	-

U.S. Treasury Obligations	4,957,427,328	-	4,957,427,328	-

Money Market Funds	208,681,332	208,681,332	-	-

Purchased Swaptions	3,683,053	-	3,683,053	-
Total Investments in Securities:	11,558,515,067	362,323,250	11,196,164,767	27,050
Derivative Instruments:

Assets
Futures Contracts	4,726,674	4,726,674	-	-
Swaps	1,089,153	-	1,089,153	-
Total Assets	5,815,827	4,726,674	1,089,153	-

Liabilities
Futures Contracts	(988,346)	(988,346)	-	-
Swaps	(989,356)	-	(989,356)	-
Written Swaptions	(390,928)	-	(390,928)	-
Total Liabilities	(2,368,630)	(988,346)	(1,380,284)	-
Total Derivative Instruments:	3,447,197	3,738,328	(291,131)	-
Other Financial Instruments:

TBA Sale Commitments	(451,547,113)	-	(451,547,113)	-
Total Other Financial Instruments:	(451,547,113)	-	(451,547,113)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	717,689	(460,904)
Total Credit Risk	717,689	(460,904)
Interest Rate Risk
Futures Contracts (b)	4,726,674	(988,346)
Purchased Swaptions (c)	3,683,053	0
Swaps (d)	371,464	(528,452)
Written Swaptions (e)	0	(390,928)
Total Interest Rate Risk	8,781,191	(1,907,726)
Total Value of Derivatives	9,498,880	(2,368,630)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(c)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(d)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(e)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $11,621,499,981)	$11,196,191,817
Fidelity Central Funds (cost $372,017,960)	362,323,250

Total Investment in Securities (cost $11,993,517,941)		$11,558,515,067
Cash		14,025
Receivable for investments sold		33,804,027
Receivable for premium on written options		457,049
Receivable for TBA sale commitments		446,150,808
Receivable for swaps		59,384
Receivable for fund shares sold		48,177,700
Interest receivable		67,325,157
Distributions receivable from Fidelity Central Funds		856,052
Receivable for daily variation margin on futures contracts		894,898
Bi-lateral OTC swaps, at value		717,689
Receivable from investment adviser for expense reductions		118,624
Other receivables		10,560
Total assets		12,157,101,040
Liabilities
Payable for investments purchased
Regular delivery	$154,629,528
Delayed delivery	904,881,050
TBA sale commitments, at value	451,547,113
Payable for swaps	39,573
Payable for fund shares redeemed	19,224,358
Distributions payable	7,239,258
Bi-lateral OTC swaps, at value	460,904
Accrued management fee	2,441,313
Distribution and service plan fees payable	70,735
Payable for daily variation margin on centrally cleared swaps	492,316
Written options, at value (premium receivable $457,049)	390,928
Other affiliated payables	1,471,262
Other payables and accrued expenses	52,605
Total liabilities		1,542,940,943
Net Assets		$10,614,160,097
Net Assets consist of:
Paid in capital		$11,846,859,921
Total accumulated earnings (loss)		(1,232,699,824)
Net Assets		$10,614,160,097

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($214,454,343 ÷ 29,635,526 shares)(a)		$7.24
Maximum offering price per share (100/96.00 of $7.24)		$7.54
Class M :
Net Asset Value and redemption price per share ($32,378,005 ÷ 4,471,784 shares)(a)		$7.24
Maximum offering price per share (100/96.00 of $7.24)		$7.54
Class C :
Net Asset Value and offering price per share ($24,610,402 ÷ 3,396,094 shares)(a)		$7.25
Investment Grade Bond :
Net Asset Value, offering price and redemption price per share ($5,916,694,943 ÷ 817,030,470 shares)		$7.24
Class I :
Net Asset Value, offering price and redemption price per share ($2,280,038,712 ÷ 314,477,314 shares)		$7.25
Class Z :
Net Asset Value, offering price and redemption price per share ($2,145,983,692 ÷ 295,759,667 shares)		$7.26
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Dividends		$602,885
Interest		216,833,500
Income from Fidelity Central Funds (including $22,184 from security lending)		10,435,959
Total income		227,872,344
Expenses
Management fee	$14,856,589
Transfer agent fees	5,381,056
Distribution and service plan fees	429,400
Fund wide operations fee	3,568,207
Independent trustees' fees and expenses	14,233
Total expenses before reductions	24,249,485
Expense reductions	(464,116)
Total expenses after reductions		23,785,369
Net Investment income (loss)		204,086,975
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(31,325,011)
Futures contracts	(2,205,224)
Swaps	3,511,354
Total net realized gain (loss)		(30,018,881)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(82,277,978)
Fidelity Central Funds	(162,229)
Futures contracts	3,545,083
Swaps	1,244,109
Written options	27,737
TBA Sale commitments	4,255,381
Total change in net unrealized appreciation (depreciation)		(73,367,897)
Net gain (loss)		(103,386,778)
Net increase (decrease) in net assets resulting from operations		$100,700,197
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$204,086,975	$368,231,426
Net realized gain (loss)	(30,018,881)	(148,739,722)
Change in net unrealized appreciation (depreciation)	(73,367,897)	470,545,815
Net increase (decrease) in net assets resulting from operations	100,700,197	690,037,519
Distributions to shareholders	(206,206,870)	(360,013,704)

Share transactions - net increase (decrease)	(157,659,628)	1,868,182,761
Total increase (decrease) in net assets	(263,166,301)	2,198,206,576

Net Assets
Beginning of period	10,877,326,398	8,679,119,822
End of period	$10,614,160,097	$10,877,326,398

Financial Highlights
Fidelity Advisor® Investment Grade Bond Fund Class A

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$7.31	$7.05	$7.34	$8.48	$8.76	$8.25
Income from Investment Operations
Net investment income (loss) A,B	.128	.262	.226	.140	.105	.158
Net realized and unrealized gain (loss)	(.068)	.254	(.297)	(1.142)	(.031)	.518
Total from investment operations	.060	.516	(.071)	(1.002)	.074	.676
Distributions from net investment income	(.130)	(.256)	(.219)	(.134)	(.101)	(.166)
Distributions from net realized gain	-	-	-	(.004)	(.253)	-
Total distributions	(.130)	(.256)	(.219)	(.138)	(.354)	(.166)
Net asset value, end of period	$7.24	$7.31	$7.05	$7.34	$8.48	$8.76
Total Return C,D,E	.85%	7.51%	(.95)%	(11.91)%	.89%	8.30%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.76% H	.75%	.76%	.75%	.75%	.76%
Expenses net of fee waivers, if any	.76 % H	.75%	.76%	.75%	.75%	.76%
Expenses net of all reductions	.76% H	.75%	.76%	.75%	.75%	.76%
Net investment income (loss)	3.61% H	3.71%	3.17%	1.76%	1.24%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$214,454	$203,341	$177,680	$162,128	$209,424	$167,802
Portfolio turnover rate I	211 % H	232%	131%	75%	40%	118% J

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Investment Grade Bond Fund Class M

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$7.31	$7.05	$7.34	$8.48	$8.77	$8.26
Income from Investment Operations
Net investment income (loss) A,B	.129	.263	.226	.140	.106	.158
Net realized and unrealized gain (loss)	(.069)	.253	(.296)	(1.142)	(.041)	.519
Total from investment operations	.060	.516	(.070)	(1.002)	.065	.677
Distributions from net investment income	(.130)	(.256)	(.220)	(.134)	(.102)	(.167)
Distributions from net realized gain	-	-	-	(.004)	(.253)	-
Total distributions	(.130)	(.256)	(.220)	(.138)	(.355)	(.167)
Net asset value, end of period	$7.24	$7.31	$7.05	$7.34	$8.48	$8.77
Total Return C,D,E	.85%	7.51%	(.95)%	(11.91)%	.78%	8.30%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.75% H	.75%	.75%	.75%	.74%	.75%
Expenses net of fee waivers, if any	.75 % H	.75%	.75%	.75%	.74%	.75%
Expenses net of all reductions	.75% H	.75%	.75%	.75%	.74%	.75%
Net investment income (loss)	3.61% H	3.71%	3.17%	1.76%	1.25%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$32,378	$30,761	$28,533	$27,331	$34,264	$35,706
Portfolio turnover rate I	211 % H	232%	131%	75%	40%	118% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Investment Grade Bond Fund Class C

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$7.32	$7.06	$7.35	$8.49	$8.77	$8.26
Income from Investment Operations
Net investment income (loss) A,B	.101	.208	.171	.079	.040	.093
Net realized and unrealized gain (loss)	(.068)	.254	(.296)	(1.142)	(.031)	.518
Total from investment operations	.033	.462	(.125)	(1.063)	.009	.611
Distributions from net investment income	(.103)	(.202)	(.165)	(.073)	(.036)	(.101)
Distributions from net realized gain	-	-	-	(.004)	(.253)	-
Total distributions	(.103)	(.202)	(.165)	(.077)	(.289)	(.101)
Net asset value, end of period	$7.25	$7.32	$7.06	$7.35	$8.49	$8.77
Total Return C,D,E	.46%	6.68%	(1.71)%	(12.57)%	.12%	7.46%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.53% H	1.52%	1.53%	1.53%	1.52%	1.53%
Expenses net of fee waivers, if any	1.53 % H	1.52%	1.53%	1.53%	1.52%	1.53%
Expenses net of all reductions	1.53% H	1.52%	1.53%	1.53%	1.52%	1.53%
Net investment income (loss)	2.83% H	2.94%	2.39%	.99%	.47%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$24,610	$26,045	$19,068	$22,043	$34,774	$37,163
Portfolio turnover rate I	211 % H	232%	131%	75%	40%	118% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Investment Grade Bond Fund

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$7.31	$7.05	$7.35	$8.48	$8.77	$8.26
Income from Investment Operations
Net investment income (loss) A,B	.140	.284	.248	.164	.131	.184
Net realized and unrealized gain (loss)	(.069)	.254	(.307)	(1.132)	(.041)	.518
Total from investment operations	.071	.538	(.059)	(.968)	.090	.702
Distributions from net investment income	(.141)	(.278)	(.241)	(.158)	(.127)	(.192)
Distributions from net realized gain	-	-	-	(.004)	(.253)	-
Total distributions	(.141)	(.278)	(.241)	(.162)	(.380)	(.192)
Net asset value, end of period	$7.24	$7.31	$7.05	$7.35	$8.48	$8.77
Total Return C,D	1.00%	7.83%	(.78)%	(11.52)%	1.07%	8.63%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.45% G	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45 % G	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% G	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.91% G	4.01%	3.47%	2.06%	1.54%	2.19%
Supplemental Data
Net assets, end of period (000 omitted)	$5,916,695	$6,053,745	$5,336,825	$5,715,468	$6,909,670	$6,526,597
Portfolio turnover rate H	211 % G	232%	131%	75%	40%	118% I

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Investment Grade Bond Fund Class I

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$7.32	$7.06	$7.35	$8.49	$8.78	$8.27
Income from Investment Operations
Net investment income (loss) A,B	.138	.281	.243	.161	.127	.183
Net realized and unrealized gain (loss)	(.069)	.253	(.295)	(1.143)	(.041)	.517
Total from investment operations	.069	.534	(.052)	(.982)	.086	.700
Distributions from net investment income	(.139)	(.274)	(.238)	(.154)	(.123)	(.190)
Distributions from net realized gain	-	-	-	(.004)	(.253)	-
Total distributions	(.139)	(.274)	(.238)	(.158)	(.376)	(.190)
Net asset value, end of period	$7.25	$7.32	$7.06	$7.35	$8.49	$8.78
Total Return C,D	.98%	7.77%	(.69)%	(11.67)%	1.03%	8.58%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.50% G	.50%	.50%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.50 % G	.50%	.50%	.49%	.49%	.49%
Expenses net of all reductions	.50% G	.50%	.50%	.49%	.49%	.49%
Net investment income (loss)	3.86% G	3.96%	3.42%	2.02%	1.50%	2.15%
Supplemental Data
Net assets, end of period (000 omitted)	$2,280,039	$2,175,539	$1,633,979	$1,194,063	$1,548,151	$1,323,779
Portfolio turnover rate H	211 % G	232%	131%	75%	40%	118% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Investment Grade Bond Fund Class Z

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$7.33	$7.07	$7.36	$8.50	$8.78	$8.27
Income from Investment Operations
Net investment income (loss) A,B	.143	.290	.254	.170	.138	.193
Net realized and unrealized gain (loss)	(.068)	.255	(.296)	(1.141)	(.030)	.517
Total from investment operations	.075	.545	(.042)	(.971)	.108	.710
Distributions from net investment income	(.145)	(.285)	(.248)	(.165)	(.135)	(.200)
Distributions from net realized gain	-	-	-	(.004)	(.253)	-
Total distributions	(.145)	(.285)	(.248)	(.169)	(.388)	(.200)
Net asset value, end of period	$7.26	$7.33	$7.07	$7.36	$8.50	$8.78
Total Return C,D	1.05%	7.91%	(.54)%	(11.53)%	1.28%	8.71%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.40% G	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.36 % G	.36%	.36%	.36%	.36%	.36%
Expenses net of all reductions	.36% G	.36%	.36%	.36%	.36%	.36%
Net investment income (loss)	4.00% G	4.10%	3.56%	2.15%	1.63%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$2,145,984	$2,387,895	$1,483,035	$1,628,245	$1,298,452	$1,142,315
Portfolio turnover rate H	211 % G	232%	131%	75%	40%	118% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2025

1. Organization.
Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Investment Grade Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Investment Grade Bond Fund	$10,014

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, capital loss carryforwards, and losses deferred due to wash sales and futures transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$79,120,316
Gross unrealized depreciation	(502,223,831)
Net unrealized appreciation (depreciation)	$(423,103,515)
Tax cost	$11,979,629,294

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(381,998,374)
Long-term	(391,613,947)
Total capital loss carryforward	$(773,612,321)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Investment Grade Bond Fund
Credit Risk
Swaps	(38,330)	8,380
Total Credit Risk	(38,330)	8,380
Interest Rate Risk
Futures Contracts	(2,205,224)	3,545,083
Purchased Options	(642,851)	1,855
Written Options	-	27,737
Swaps	3,549,684	1,235,729
Total Interest Rate Risk	701,609	4,810,404
Totals	663,279	4,818,784

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Investment Grade Bond Fund	6,446,046,513	6,384,370,681
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .282% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	260,566	25,782
Class M	- %	.25%	39,254	434
Class C	.75%	.25%	129,580	52,166
			429,400	78,382
Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	16,567
Class M	942
Class C A	754
18,263
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond and Class Z. FIIOC receives an asset-based fee of Investment Grade Bond's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	158,858.15
Class M	23,114.15
Class C	21,874.17
Investment Grade Bond	2,971,541.10
Class I	1,683,663.15
Class Z	522,006.05
	5,381,056
A Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annualized rate expressed as a percentage of average net assets:

Fidelity Investment Grade Bond Fund	.07%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Investment Grade Bond Fund	2,352	-	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2025. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class Z	.36%	452,443

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $11,673.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2025	Year ended August 31, 2024
Fidelity Investment Grade Bond Fund
Distributions to shareholders
Class A	$3,771,090	$6,695,113
Class M	568,773	1,051,332
Class C	369,712	645,274
Investment Grade Bond	116,395,384	207,747,949
Class I	43,346,823	70,690,016
Class Z	41,755,088	73,184,020
Total	$206,206,870	$360,013,704
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2025	Year ended August 31, 2024	Six months ended February 28, 2025	Year ended August 31, 2024
Fidelity Investment Grade Bond Fund
Class A
Shares sold	5,392,843	10,023,199	$38,854,119	$70,931,289
Reinvestment of distributions	505,948	909,225	3,639,498	6,433,011
Shares redeemed	(4,096,908)	(8,310,097)	(29,396,826)	(58,780,201)
Net increase (decrease)	1,801,883	2,622,327	$13,096,791	$18,584,099
Class M
Shares sold	603,984	820,023	$4,354,919	$5,828,540
Reinvestment of distributions	77,620	144,942	558,525	1,025,687
Shares redeemed	(418,006)	(803,060)	(2,999,841)	(5,660,900)
Net increase (decrease)	263,598	161,905	$1,913,603	$1,193,327
Class C
Shares sold	481,170	1,880,450	$3,479,947	$13,445,393
Reinvestment of distributions	47,045	86,043	338,829	610,242
Shares redeemed	(692,071)	(1,108,167)	(4,962,033)	(7,839,279)
Net increase (decrease)	(163,856)	858,326	$(1,143,257)	$6,216,356
Investment Grade Bond
Shares sold	129,976,637	359,305,439	$937,548,753	$2,545,330,433
Reinvestment of distributions	13,178,022	23,768,632	94,845,004	168,275,877
Shares redeemed	(154,157,050)	(311,726,699)	(1,109,385,893)	(2,170,831,445)
Net increase (decrease)	(11,002,391)	71,347,372	$(76,992,136)	$542,774,865
Class I
Shares sold	69,205,591	179,652,744	$498,841,457	$1,271,944,208
Reinvestment of distributions	5,597,936	9,026,011	40,336,862	64,030,853
Shares redeemed	(57,545,629)	(122,859,761)	(412,455,434)	(867,650,905)
Net increase (decrease)	17,257,898	65,818,994	$126,722,885	$468,324,156
Class Z
Shares sold	81,113,119	178,719,734	$585,708,887	$1,272,641,298
Reinvestment of distributions	2,724,057	5,302,753	19,693,123	37,700,671
Shares redeemed	(114,065,562)	(67,904,269)	(826,659,524)	(479,252,011)
Net increase (decrease)	(30,228,386)	116,118,218	$(221,257,514)	$831,089,958
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Credit Risk.
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Investment Grade Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with a fixed management fee rate (the management fee). In its review of the management fee and total expense ratio of the retail class, the Board considered a pro forma management fee rate as if the new management fee structure had been in effect for the 12-month period ended December 31, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.

Other Contractual Arrangements. The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. The Board also considered that current contractual arrangements oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.45%. These contractual arrangements may not be amended to increase the fees or expenses payable by the retail class of the fund except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the fund or class, as applicable. The Board further considered that FMR has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.36% through December 31, 2025.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.538655.127
IGB-SANN-0425
Fidelity® Tactical Bond Fund

Semi-Annual Report
February 28, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Tactical Bond Fund
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 4.8%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.9%
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (b)	197,930	190,508
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (b)	294,802	280,118
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		470,626
UNITED STATES - 3.9%
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (b)	120,759	114,289
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (b)	173,676	160,451
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (b)	241,875	210,866
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/2051 (b)	923,875	830,387
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (b)	486,250	453,266
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (b)	27,930	29,198
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (b)	52,868	54,003
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (b)	31,920	32,989
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (b)	42,893	43,587
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (b)	43,890	43,686
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (b)	24,938	25,003
TOTAL UNITED STATES		1,997,725
TOTAL ASSET-BACKED SECURITIES (Cost $2,422,293)		2,468,351

Commercial Mortgage Securities - 2.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.0%
BPR Trust Series 2022-OANA Class B, CME Term SOFR 1 month Index + 2.447%, 6.7589% 4/15/2037 (b)(c)(d)	11,000	11,013
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.6242% 2/15/2039 (b)(c)(d)	70,000	69,869
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.6019% 4/15/2037 (b)(c)(d)	189,000	189,059
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 7.1509% 4/15/2037 (b)(c)(d)	7,000	7,002
BX Trust Series 2025-DIME Class B, CME Term SOFR 1 month Index + 1.5%, 5.8103% 2/15/2035 (b)(c)(d)	145,000	144,638
BX Trust Series 2025-DIME Class C, CME Term SOFR 1 month Index + 1.75%, 6.0603% 2/15/2035 (b)(c)(d)	94,000	93,765
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 6.1058% 5/15/2039 (b)(c)(d)	100,000	94,750
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.405% 5/15/2039 (b)(c)(d)	100,000	94,500
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.8538% 5/15/2039 (b)(c)(d)	100,000	93,571
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4009% 11/15/2040 (b)(c)(d)	42,526	42,713
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 8.1499% 11/15/2040 (b)(c)(d)	80,000	80,350
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (b)	100,000	82,050
TOTAL UNITED STATES		1,003,280
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,014,852)		1,003,280

Fixed-Income Funds - 29.0%
	Shares	Value ($)
Fidelity Floating Rate Central Fund (e)	59,660	5,814,478
Fidelity High Income Central Fund (e)	32,605	3,518,353
Fidelity International Credit Central Fund (e)	67,158	5,559,323
TOTAL FIXED-INCOME FUNDS (Cost $15,288,230)		14,892,154

Foreign Government and Government Agency Obligations - 3.8%
		Principal Amount (a)	Value ($)
BRAZIL - 1.0%
Brazilian Federative Republic 10% 1/1/2027	BRL	1,000,000	157,298
Brazilian Federative Republic 10% 1/1/2033	BRL	1,700,000	224,053
Federative Republic of Brazil 5.625% 2/21/2047		140,000	114,380
TOTAL BRAZIL			495,731
COLOMBIA - 0.7%
Colombian Republic 8% 11/14/2035		200,000	204,500
Colombian Republic 8.75% 11/14/2053		200,000	206,160
TOTAL COLOMBIA			410,660
DOMINICAN REPUBLIC - 1.0%
Dominican Republic 4.875% 9/23/2032 (b)		270,000	246,375
Dominican Republic 5.5% 2/22/2029 (b)		250,000	245,469
TOTAL DOMINICAN REPUBLIC			491,844
JAPAN - 1.1%
Japan Government 0.1% 12/20/2025	JPY	85,800,000	567,927
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,122,522)			1,966,162

Municipal Securities - 1.0%
	Principal Amount (a)	Value ($)
Illinois - 1.0%
Chicago IL Brd Ed 6.319% 11/1/2029	60,000	60,105
Chicago IL Brd Ed Series 2009G, 1.75% 12/15/2025	480,000	467,242
TOTAL ILLINOIS		527,347
TOTAL MUNICIPAL SECURITIES (Cost $524,674)		527,347

Non-Convertible Corporate Bonds - 8.1%
	Principal Amount (a)	Value ($)
GUATEMALA - 0.7%
Communication Services - 0.7%
Wireless Telecommunication Services - 0.7%
Millicom International Cellular SA 4.5% 4/27/2031 (b)	310,000	276,536
Millicom International Cellular SA 6.25% 3/25/2029 (b)	72,000	71,236

TOTAL GUATEMALA		347,772
MEXICO - 1.0%
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Petroleos Mexicanos 7.69% 1/23/2050	650,000	491,010
UNITED STATES - 6.4%
Communication Services - 0.8%
Media - 0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051	250,000	161,790
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	130,000	107,143
Sirius XM Radio LLC 4.125% 7/1/2030 (b)	140,000	125,740
Warnermedia Holdings Inc 5.05% 3/15/2042	10,000	8,285
Warnermedia Holdings Inc 5.141% 3/15/2052	16,000	12,350
		415,308
Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (b)	4,000	4,171
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (b)	12,000	12,534
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (b)	3,000	3,195
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (b)	6,000	6,497
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (b)	4,000	4,406
Kinder Morgan Inc 3.6% 2/15/2051	600,000	421,146
MPLX LP 5% 3/1/2033	100,000	98,176
MPLX LP 5.65% 3/1/2053	100,000	95,411
Targa Resources Corp 4.2% 2/1/2033	130,000	120,511
Targa Resources Corp 4.95% 4/15/2052	130,000	111,457
		877,504
Financials - 1.1%
Banks - 0.4%
Bank of America Corp 2.299% 7/21/2032 (d)	280,000	239,202
Consumer Finance - 0.7%
Capital One Financial Corp 5.468% 2/1/2029 (d)	18,000	18,345
Capital One Financial Corp 5.817% 2/1/2034 (d)	32,000	32,736
Capital One Financial Corp 7.624% 10/30/2031 (d)	32,000	35,831
Ford Motor Credit Co LLC 3.375% 11/13/2025	250,000	246,735
		333,647
Financial Services - 0.0%
Corebridge Financial Inc 3.9% 4/5/2032	9,000	8,364
Corebridge Financial Inc 4.35% 4/5/2042	2,000	1,719
Corebridge Financial Inc 4.4% 4/5/2052	6,000	4,968
		15,051
Health Care - 1.3%
Health Care Providers & Services - 1.3%
Centene Corp 4.625% 12/15/2029	120,000	115,256
Prime Healthcare Foundation Inc 7% 12/1/2027	310,000	318,025
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028	250,000	244,070
		677,351
Industrials - 0.1%
Aerospace & Defense - 0.1%
Boeing Co 6.259% 5/1/2027	9,000	9,245
Boeing Co 6.298% 5/1/2029	12,000	12,573
Boeing Co 6.388% 5/1/2031	9,000	9,588
Boeing Co 6.528% 5/1/2034	10,000	10,712
Boeing Co 6.858% 5/1/2054	14,000	15,424
Boeing Co 7.008% 5/1/2064	14,000	15,510
		73,052
Real Estate - 0.4%
Diversified REITs - 0.1%
Piedmont Operating Partnership LP 6.875% 7/15/2029	21,000	21,794
Piedmont Operating Partnership LP 9.25% 7/20/2028	39,000	43,086
		64,880
Office REITs - 0.2%
Highwoods Realty LP 7.65% 2/1/2034	89,000	100,261
Real Estate Management & Development - 0.1%
Brandywine Operating Partnership LP 8.875% 4/12/2029	28,000	30,006
Residential REITs - 0.0%
American Homes 4 Rent LP 3.625% 4/15/2032	8,000	7,317
American Homes 4 Rent LP 4.3% 4/15/2052	6,000	4,877
		12,194
TOTAL REAL ESTATE		207,341

Utilities - 0.9%
Electric Utilities - 0.9%
DPL Inc 4.125% 7/1/2025	200,000	198,689
DPL Inc 4.35% 4/15/2029	270,000	255,487
		454,176
Multi-Utilities - 0.0%
Puget Energy Inc 4.224% 3/15/2032	15,000	13,988
TOTAL UTILITIES		468,164

TOTAL UNITED STATES		3,306,620
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $4,332,404)		4,145,402

Preferred Securities - 1.8%
	Principal Amount (a)	Value ($)
CANADA - 1.8%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Enbridge Inc 5.75% 7/15/2080 (d)	250,000	245,509
Financials - 1.4%
Banks - 1.4%
Bank of Nova Scotia/The 4.9% (d)(f)	690,000	695,263
TOTAL CANADA		940,772
TOTAL PREFERRED SECURITIES (Cost $938,306)		940,772

U.S. Treasury Obligations - 48.9%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.875% 5/15/2052	3.69 to 4.05	409,000	302,276
US Treasury Bonds 4.125% 8/15/2053	4.36 to 4.80	5,589,000	5,241,216
US Treasury Bonds 4.25% 8/15/2054	4.63 to 4.80	1,469,000	1,411,617
US Treasury Notes 3.5% 2/15/2033	3.52 to 3.57	930,000	890,003
US Treasury Notes 3.625% 9/30/2031	3.64	490,000	476,812
US Treasury Notes 3.875% 8/15/2033	4.58 to 4.77	3,507,000	3,435,627
US Treasury Notes 4% 1/31/2031	4.31 to 4.37	2,118,000	2,109,975
US Treasury Notes 4.125% 11/15/2032	3.45 to 4.00	4,409,000	4,409,861
US Treasury Notes 4.375% 5/15/2034	4.23 to 4.53	6,497,000	6,588,872
US Treasury Notes 4.5% 11/15/2033	4.29	200,000	204,773
TOTAL U.S. TREASURY OBLIGATIONS (Cost $24,951,449)			25,071,032

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $130,722)	4.35	130,696	130,722

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $51,725,452)	51,145,222
NET OTHER ASSETS (LIABILITIES) - 0.3%	143,477
NET ASSETS - 100.0%	51,288,699

Currency Abbreviations
BRL	-	Brazilian Real
JPY	-	Japanese Yen

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,467,790 or 8.7% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Security is perpetual in nature with no stated maturity date.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,086,370	4,679,583	5,635,231	17,004	-	-	130,722	130,696	0.0%
Fidelity Floating Rate Central Fund	5,579,905	253,924	-	253,933	-	(19,351)	5,814,478	59,660	0.4%
Fidelity High Income Central Fund	3,355,686	120,769	-	120,777	-	41,898	3,518,353	32,605	0.2%
Fidelity International Credit Central Fund	3,862,392	1,614,521	-	114,522	-	82,410	5,559,323	67,158	5.7%
Total	13,884,353	6,668,797	5,635,231	506,236	-	104,957	15,022,876	290,119

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	2,468,351	-	2,468,351	-

Commercial Mortgage Securities	1,003,280	-	1,003,280	-

Fixed-Income Funds	14,892,154	14,892,154	-	-

Foreign Government and Government Agency Obligations	1,966,162	-	1,966,162	-

Municipal Securities
General Obligations	527,347	-	527,347	-

Non-Convertible Corporate Bonds
Communication Services	763,080	-	763,080	-
Energy	1,368,514	-	1,368,514	-
Financials	587,900	-	587,900	-
Health Care	677,351	-	677,351	-
Industrials	73,052	-	73,052	-
Real Estate	207,341	-	207,341	-
Utilities	468,164	-	468,164	-

Preferred Securities
Energy	245,509	-	245,509	-
Financials	695,263	-	695,263	-

U.S. Treasury Obligations	25,071,032	-	25,071,032	-

Money Market Funds	130,722	130,722	-	-
Total Investments in Securities:	51,145,222	15,022,876	36,122,346	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $36,306,500)	$36,122,346
Fidelity Central Funds (cost $15,418,952)	15,022,876

Total Investment in Securities (cost $51,725,452)		$51,145,222
Cash		2
Foreign currency held at value (cost $5)		5
Receivable for fund shares sold		5,457
Interest receivable		268,109
Distributions receivable from Fidelity Central Funds		2,520
Prepaid expenses		32
Receivable from investment adviser for expense reductions		10,619
Total assets		51,431,966
Liabilities
Payable for fund shares redeemed	$16,226
Distributions payable	39,614
Accrued management fee	29,918
Distribution and service plan fees payable	3,621
Audit fee payable	52,389
Other payables and accrued expenses	1,499
Total liabilities		143,267
Net Assets		$51,288,699
Net Assets consist of:
Paid in capital		$54,411,185
Total accumulated earnings (loss)		(3,122,486)
Net Assets		$51,288,699

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($3,937,970 ÷ 443,877 shares)(a)		$8.87
Maximum offering price per share (100/96.00 of $8.87)		$9.24
Class M :
Net Asset Value and redemption price per share ($2,641,487 ÷ 297,741 shares)(a)		$8.87
Maximum offering price per share (100/96.00 of $8.87)		$9.24
Class C :
Net Asset Value and offering price per share ($2,773,472 ÷ 312,642 shares)(a)		$8.87
Fidelity Tactical Bond Fund :
Net Asset Value, offering price and redemption price per share ($23,201,235 ÷ 2,615,037 shares)		$8.87
Class I :
Net Asset Value, offering price and redemption price per share ($2,979,574 ÷ 335,859 shares)		$8.87
Class Z :
Net Asset Value, offering price and redemption price per share ($15,754,961 ÷ 1,775,636 shares)		$8.87
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Dividends		$24,093
Interest		969,266
Income from Fidelity Central Funds		506,236
Total income		1,499,595
Expenses
Management fee	$182,366
Distribution and service plan fees	21,666
Custodian fees and expenses	863
Independent trustees' fees and expenses	76
Registration fees	72,882
Audit fees	48,933
Legal	35
Miscellaneous	84
Total expenses before reductions	326,905
Expense reductions	(116,845)
Total expenses after reductions		210,060
Net Investment income (loss)		1,289,535
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(463,799)
Forward foreign currency contracts	(2,430)
Foreign currency transactions	(612)
Total net realized gain (loss)		(466,841)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(431,568)
Fidelity Central Funds	104,957
Assets and liabilities in foreign currencies	764
Total change in net unrealized appreciation (depreciation)		(325,847)
Net gain (loss)		(792,688)
Net increase (decrease) in net assets resulting from operations		$496,847
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,289,535	$2,418,417
Net realized gain (loss)	(466,841)	(954,772)
Change in net unrealized appreciation (depreciation)	(325,847)	2,458,256
Net increase (decrease) in net assets resulting from operations	496,847	3,921,901
Distributions to shareholders	(1,334,390)	(2,243,473)

Share transactions - net increase (decrease)	(4,587,406)	15,313,035
Total increase (decrease) in net assets	(5,424,949)	16,991,463

Net Assets
Beginning of period	56,713,648	39,722,185
End of period	$51,288,699	$56,713,648

Financial Highlights
Fidelity Advisor® Tactical Bond Fund Class A

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.00	$8.74	$9.15	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.194	.412	.431	.144
Net realized and unrealized gain (loss)	(.122)	.232	(.412)	(.885)
Total from investment operations	.072	.644	.019	(.741)
Distributions from net investment income	(.202)	(.384)	(.429)	(.109)
Total distributions	(.202)	(.384)	(.429)	(.109)
Net asset value, end of period	$8.87	$9.00	$8.74	$9.15
Total Return D,E,F	.83%	7.59%	.25%	(7.43)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.38% I	1.33%	1.65%	1.97% I
Expenses net of fee waivers, if any	.95 % I	.95%	.95%	1.00% I
Expenses net of all reductions	.95% I	.95%	.95%	1.00% I
Net investment income (loss)	4.42% I	4.72%	4.87%	2.73% I
Supplemental Data
Net assets, end of period (000 omitted)	$3,938	$4,016	$3,703	$2,432
Portfolio turnover rate J	33 % I	32%	39%	96% I

AFor the period February 10, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Tactical Bond Fund Class M

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.00	$8.74	$9.15	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.194	.412	.432	.144
Net realized and unrealized gain (loss)	(.122)	.232	(.413)	(.885)
Total from investment operations	.072	.644	.019	(.741)
Distributions from net investment income	(.202)	(.384)	(.429)	(.109)
Total distributions	(.202)	(.384)	(.429)	(.109)
Net asset value, end of period	$8.87	$9.00	$8.74	$9.15
Total Return D,E,F	.83%	7.60%	.26%	(7.43)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.41% I	1.36%	1.71%	1.97% I
Expenses net of fee waivers, if any	.95 % I	.95%	.95%	1.00% I
Expenses net of all reductions	.95% I	.95%	.95%	1.00% I
Net investment income (loss)	4.42% I	4.72%	4.87%	2.73% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,641	$2,739	$2,592	$2,511
Portfolio turnover rate J	33 % I	32%	39%	96% I

AFor the period February 10, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Tactical Bond Fund Class C

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.00	$8.74	$9.14	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.161	.347	.365	.104
Net realized and unrealized gain (loss)	(.122)	.232	(.402)	(.893)
Total from investment operations	.039	.579	(.037)	(.789)
Distributions from net investment income	(.169)	(.319)	(.363)	(.071)
Total distributions	(.169)	(.319)	(.363)	(.071)
Net asset value, end of period	$8.87	$9.00	$8.74	$9.14
Total Return D,E,F	.46%	6.79%	(.38)%	(7.90)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	2.17% I	2.11%	2.46%	2.71% I
Expenses net of fee waivers, if any	1.70 % I	1.70%	1.70%	1.75% I
Expenses net of all reductions	1.70% I	1.70%	1.70%	1.75% I
Net investment income (loss)	3.67% I	3.97%	4.12%	1.98% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,773	$2,550	$2,362	$2,344
Portfolio turnover rate J	33 % I	32%	39%	96% I

AFor the period February 10, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Tactical Bond Fund

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.00	$8.74	$9.15	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.205	.433	.454	.156
Net realized and unrealized gain (loss)	(.122)	.233	(.413)	(.884)
Total from investment operations	.083	.666	.041	(.728)
Distributions from net investment income	(.213)	(.406)	(.451)	(.122)
Total distributions	(.213)	(.406)	(.451)	(.122)
Net asset value, end of period	$8.87	$9.00	$8.74	$9.15
Total Return D,E	.96%	7.86%	.51%	(7.30)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.07% H	.99%	1.36%	1.63% H
Expenses net of fee waivers, if any	.70 % H	.70%	.70%	.75% H
Expenses net of all reductions	.70% H	.70%	.70%	.75% H
Net investment income (loss)	4.67% H	4.97%	5.12%	2.98% H
Supplemental Data
Net assets, end of period (000 omitted)	$23,201	$24,960	$17,403	$16,048
Portfolio turnover rate I	33 % H	32%	39%	96% H

AFor the period February 10, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Tactical Bond Fund Class I

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.00	$8.74	$9.15	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.207	.434	.449	.156
Net realized and unrealized gain (loss)	(.123)	.232	(.408)	(.884)
Total from investment operations	.084	.666	.041	(.728)
Distributions from net investment income	(.214)	(.406)	(.451)	(.122)
Total distributions	(.214)	(.406)	(.451)	(.122)
Net asset value, end of period	$8.87	$9.00	$8.74	$9.15
Total Return D,E	.97%	7.86%	.50%	(7.30)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.16% H	1.11%	1.30%	1.64% H
Expenses net of fee waivers, if any	.70 % H	.70%	.70%	.75% H
Expenses net of all reductions	.70% H	.70%	.70%	.75% H
Net investment income (loss)	4.67% H	4.97%	5.12%	2.98% H
Supplemental Data
Net assets, end of period (000 omitted)	$2,980	$8,346	$7,398	$2,924
Portfolio turnover rate I	33 % H	32%	39%	96% H

AFor the period February 10, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Tactical Bond Fund Class Z

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.00	$8.74	$9.15	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.209	.441	.459	.161
Net realized and unrealized gain (loss)	(.122)	.233	(.410)	(.884)
Total from investment operations	.087	.674	.049	(.723)
Distributions from net investment income	(.217)	(.414)	(.459)	(.127)
Total distributions	(.217)	(.414)	(.459)	(.127)
Net asset value, end of period	$8.87	$9.00	$8.74	$9.15
Total Return D,E	1.00%	7.95%	.59%	(7.25)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.06% H	1.00%	1.29%	1.62% H
Expenses net of fee waivers, if any	.61 % H	.61%	.61%	.66% H
Expenses net of all reductions	.61% H	.61%	.61%	.66% H
Net investment income (loss)	4.76% H	5.06%	5.21%	3.07% H
Supplemental Data
Net assets, end of period (000 omitted)	$15,755	$14,103	$6,265	$2,620
Portfolio turnover rate I	33 % H	32%	39%	96% H

AFor the period February 10, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2025

1. Organization.
Fidelity Tactical Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Tactical Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity International Credit Central Fund	Fidelity Management & Research Company LLC (FMR)
Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.
			Foreign Securities Futures Forward Foreign Currency Contracts Restricted Securities Swaps	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the futures transactions, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$816,555
Gross unrealized depreciation	(1,283,703)
Net unrealized appreciation (depreciation)	$(467,148)
Tax cost	$51,612,370

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(1,451,705)
Long-term	(756,799)
Total capital loss carryforward	$(2,208,504)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Tactical Bond Fund	3,381,131	1,273,584
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.68
Class M	.71
Class C	.71
Fidelity Tactical Bond Fund	.63
Class I	.71
Class Z	.61

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.68
Class M	.71
Class C	.71
Fidelity Tactical Bond Fund	.63
Class I	.71
Class Z	.61

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	4,913	3,141
Class M	- %	.25%	3,316	3,102
Class C	.75%	.25%	13,437	12,969
			21,666	19,212

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	77
Class M	14
91

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Tactical Bond Fund	36
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	.95%	8,335
Class M	.95%	6,007
Class C	1.70%	6,251
Fidelity Tactical Bond Fund	.70%	44,175
Class I	.70%	18,810
Class Z	.61%	32,967
		116,545
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $300.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2025	Year ended August 31, 2024
Fidelity Tactical Bond Fund
Distributions to shareholders
Class A	$89,544	$164,500
Class M	60,222	114,817
Class C	51,526	88,417
Fidelity Tactical Bond Fund	577,508	974,299
Class I	196,834	378,545
Class Z	358,756	522,895
Total	$1,334,390	$2,243,473
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2025	Year ended August 31, 2024	Six months ended February 28, 2025	Year ended August 31, 2024
Fidelity Tactical Bond Fund
Class A
Shares sold	10,062	34,686	$89,320	$303,606
Reinvestment of distributions	10,144	18,717	89,532	163,719
Shares redeemed	(22,690)	(30,671)	(200,040)	(266,055)
Net increase (decrease)	(2,484)	22,732	$(21,188)	$201,270
Class M
Shares sold	5,991	9,784	$53,523	$87,587
Reinvestment of distributions	6,783	13,126	59,870	114,803
Shares redeemed	(19,398)	(15,077)	(171,561)	(132,603)
Net increase (decrease)	(6,624)	7,833	$(58,168)	$69,787
Class C
Shares sold	23,545	3,879	$211,755	$33,252
Reinvestment of distributions	5,844	10,106	51,525	88,411
Shares redeemed	(173)	(796)	(1,527)	(6,811)
Net increase (decrease)	29,216	13,189	$261,753	$114,852
Fidelity Tactical Bond Fund
Shares sold	210,677	1,229,998	$1,878,524	$10,809,512
Reinvestment of distributions	53,674	97,145	473,913	849,996
Shares redeemed	(423,297)	(544,227)	(3,732,534)	(4,792,588)
Net increase (decrease)	(158,946)	782,916	$(1,380,097)	$6,866,920
Class I
Shares sold	19,944	142,461	$177,459	$1,237,592
Reinvestment of distributions	22,255	43,255	196,444	378,456
Shares redeemed	(633,942)	(104,496)	(5,595,655)	(915,685)
Net increase (decrease)	(591,743)	81,220	$(5,221,752)	$700,363
Class Z
Shares sold	244,541	1,023,531	$2,149,335	$8,873,684
Reinvestment of distributions	19,287	27,004	170,226	236,937
Shares redeemed	(55,418)	(200,066)	(487,515)	(1,750,778)
Net increase (decrease)	208,410	850,469	$1,832,046	$7,359,843

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Tactical Bond Fund	41%

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Tactical Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect for the fund with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class of the fund, the Board considered a pro forma management fee rate for the retail class as if the new management fee structure had been in effect for the 12-month period ended December 31, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked equal to the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund's retail class ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, Class Z, and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.95%, 0.95%, 1.70%, 0.70%, 0.61% and 0.70% through December 31, 2025.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level determined based on the total net assets of specified Fidelity funds in the same asset class as the fund and through a discount determined based on both fund size and total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9904497.103
TBF-SANN-0425
Fidelity® Sustainable Low Duration Bond Fund

Semi-Annual Report
February 28, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Sustainable Low Duration Bond Fund
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 11.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 11.8%
Ally Auto Receivables Trust Series 2024-1 Class A2, 5.32% 1/15/2027	35,581	35,633
BMW Vehicle Lease Trust Series 2024-1 Class A2A, 5.1% 7/27/2026	26,797	26,854
BMW Vehicle Owner Trust Series 2023-A Class A2A, 5.72% 4/27/2026	637	637
Bofa Auto Trust Series 2024-1A Class A2, 5.57% 12/15/2026 (b)	28,280	28,380
Capital One Prime Auto Receivables Trust 2023-2 Series 2023-2 Class A2A, 5.91% 10/15/2026	34,083	34,184
Capital One Prime Auto Receivables Trust Series 2024-1 Class A2A, 4.61% 10/15/2027	120,000	120,054
CarMax Auto Owner Trust Series 2023-2 Class A2A, 5.5% 6/15/2026	409	409
CarMax Auto Owner Trust Series 2023-4 Class A2A, 6.08% 12/15/2026	17,438	17,502
CarMax Auto Owner Trust Series 2024-1 Class A2A, 5.3% 3/15/2027	33,374	33,466
CarMax Auto Owner Trust Series 2024-3 Class A2A, 5.21% 9/15/2027	66,718	66,972
Carmax Auto Owner Trust Series 2024-4 Class A2A, 4.67% 12/15/2027	55,000	55,078
Carmax Auto Owner Trust Series 2025-1 Class A2A, 4.63% 3/15/2028	70,000	70,146
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	4,093	4,116
Carvana Auto Receivables Trust Series 2024-P4 Class A2, 4.62% 2/10/2028	40,000	40,015
Chase Auto Owner Trust Series 2024-1A Class A2, 5.48% 4/26/2027 (b)	25,635	25,718
Chase Auto Owner Trust Series 2024-3A Class A2, 5.53% 9/27/2027 (b)	37,157	37,332
Chase Auto Owner Trust Series 2024-4A Class A2, 5.25% 9/27/2027 (b)	65,861	66,076
Citibank Credit Card Issuance Trust Series 2023-A1 Class A1, 5.23% 12/8/2027	100,000	100,609
Citizens Auto Receivables Trust Series 2024-1 Class A2A, 5.43% 10/15/2026 (b)	31,028	31,102
Citizens Auto Receivables Trust Series 2024-2 Class A2A, 5.54% 11/16/2026 (b)	43,739	43,874
Dell Equip Fin Trust Series 2024-2 Class A2, 4.69% 8/22/2030 (b)	100,000	100,219
Dell Equipment Finance Trust Series 2023-3 Class A2, 6.1% 4/23/2029 (b)	22,585	22,642
Dell Equipment Finance Trust Series 2024-1 Class A2, 5.58% 3/22/2030 (b)	79,276	79,603
DLLAA LLC Series 2025-1A Class A2, 4.7% 10/20/2027 (b)	30,000	30,082
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (b)	1,857	1,862
DLLAD Series 2023-1A Class A2, 5.19% 4/20/2026 (b)	3,689	3,692
DLLAD Series 2024-1A Class A2, 5.5% 8/20/2027 (b)	25,070	25,217
Enterprise Fleet Financing LLC Series 2024-3 Class A2, 5.31% 4/20/2027 (b)	51,000	51,291
Enterprise Fleet Financing LLC Series 2024-4 Class A2, 4.69% 7/20/2027 (b)	70,000	70,220
Enterprise Fleet Financing LLC Series 2025-1 Class A2, 4.65% 10/20/2027 (b)	70,000	70,178
Ford Credit Auto Lease Trust Series 2024-A Class A2A, 5.24% 7/15/2026	18,575	18,603
Ford Credit Auto Lease Trust Series 2025-A Class A2A, 4.57% 8/15/2027	70,000	70,155
Ford Credit Auto Owner Trust Series 2023-B Class A2A, 5.57% 6/15/2026	10,264	10,279
Ford Credit Auto Owner Trust Series 2024-D Class A2A, 4.59% 10/15/2027	50,000	50,038
FORDO Series 2024-B Class A2A, 5.4% 4/15/2027	49,550	49,775
GM Financial Automobile Leasing Trust Series 2024-2 Class A2A, 5.43% 9/21/2026	53,224	53,467
GM Financial Automobile Leasing Trust Series 2025-1 Class A2A, 4.54% 5/20/2027 (d)	130,000	130,216
Gm Financial Consumer Automobile Receivables Trust Series 2024-1 Class A2A, 5.12% 2/16/2027	26,497	26,545
Gm Financial Consumer Automobile Receivables Trust Series 2024-2 Class A2A, 5.33% 3/16/2027	36,497	36,605
Gm Financial Leasing Trust Series 2023-3 Class A2A, 5.58% 1/20/2026	3,836	3,839
Gm Finl Consumer Automobile Receivables Trust Series 2024-4 Class A2A, 4.53% 10/18/2027	63,000	63,044
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A2, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4886% 6/15/2028 (b)(c)(d)	107,000	108,036
GMF Floorplan Owner Revolving Trust Series 2024-3A Class A1, 4.68% 11/15/2028 (b)	120,000	120,498
Halst Series 2025-A Class A2A, 4.6% 6/15/2027 (b)	100,000	100,227
Honda Auto Receivables Owner Trust Series 2023-2 Class A3, 4.93% 11/15/2027	71,000	71,327
Honda Auto Receivables Owner Trust Series 2025-1 Class A2, 4.53% 8/23/2027	130,000	130,191
Honda Auto Receivables Series 2024-2 Class A2, 5.48% 11/18/2026	52,122	52,309
Hyundai Auto Lease Securitization Trust Series 2023-C Class A3, 5.8% 12/15/2026 (b)	115,000	115,798
Hyundai Auto Lease Securitization Trust Series 2024-B Class A2A, 5.51% 10/15/2026 (b)	79,361	79,703
Hyundai Auto Receivables Trust Series 2023-B Class A2A, 5.77% 5/15/2026	6,111	6,119
Hyundai Auto Receivables Trust Series 2024-A Class A2A, 5.29% 4/15/2027	40,538	40,667
Hyundai Auto Receivables Trust Series 2024-C Class A2A, 4.53% 9/15/2027	62,000	62,029
John Deere Owner Trust Series 2024-A Class A2A, 5.19% 2/16/2027	64,708	64,904
Kubota Credit Owner Trust Series 2025-1A Class A2, 4.61% 12/15/2027 (b)	100,000	100,286
MBART Series 2025-1 Class A2A, 4.5% 2/15/2028	55,000	55,055
Mercedes-Benz Auto Lease Trust Series 2024-A Class A2A, 5.44% 2/16/2027	67,710	67,997
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A2, 5.92% 11/16/2026	12,367	12,400
Mercedes-Benz Auto Receivables Trust Series 2024-1 Class A2A, 5.06% 5/17/2027	32,452	32,507
Nissan Auto Receivables Owner Trust Series 2023-B Class A2A, 5.95% 5/15/2026	23,889	23,954
Porsche Financial Auto Securitization Trust Series 2024-1A Class A2A, 4.45% 1/24/2028 (b)	100,000	100,043
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (b)	100,000	100,357
Santander Drive Auto Receivables Trust Series 2024-3 Class A2, 5.91% 6/15/2027	25,908	25,998
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	20,000	20,067
Sbna Auto Lease Trust Series 2024-B Class A2, 5.67% 11/20/2026 (b)	31,858	31,962
SBNA Auto Lease Trust Series 2024-C Class A2, 4.94% 11/20/2026 (b)	37,950	38,001
SFAST Series 2025-1A Class A2, 4.65% 5/22/2028 (b)	75,000	75,162
Sfs Auto Receivables Securitization Trust Series 2024-1A Class A2, 5.35% 6/21/2027 (b)	9,430	9,449
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A2, 5.71% 10/20/2027 (b)	39,886	40,057
Sfs Auto Receivables Securitization Trust Series 2024-3A Class A2, 4.71% 5/22/2028 (b)	32,353	32,384
Tesla Auto Lease Trust Series 2024-B Class A2A, 4.79% 1/20/2027 (b)	38,701	38,752
Tesla Electric Vehicle Trust Series 2023-1 Class A2A, 5.54% 12/21/2026 (b)	41,323	41,463
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (b)	2,249	2,253
Toyota Auto Loan Extended Note Trust Series 2021-1A Class A, 1.07% 2/27/2034 (b)	100,000	96,750
Toyota Auto Receivables Owner Trust Series 2023-C Class A2A, 5.6% 8/17/2026	12,192	12,214
Toyota Auto Receivables Owner Trust Series 2023-D Class A2A, 5.8% 11/16/2026	17,776	17,831
Toyota Lease Owner Trust Series 2024-A Class A2A, 5.33% 7/20/2026 (b)	21,830	21,863
Toyota Lease Owner Trust Series 2025-A Class A2A, 4.58% 7/20/2027 (b)	60,000	60,089
Usaa Auto Owner Trust 2023-A Series 2023-A Class A2, 5.83% 7/15/2026 (b)	2,165	2,166
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A2A, 5.5% 12/21/2026	16,210	16,240
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A2A, 4.65% 11/22/2027	120,000	120,241
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	100,000	100,493
World Omni Auto Receivables Tr 2023-D Series 2023-D Class A2A, 5.91% 2/16/2027	11,397	11,439
World Omni Auto Receivables Tr Series 2023-C Class A2A, 5.57% 12/15/2026	9,159	9,173
World Omni Auto Receivables Trust Series 2024-B Class A2A, 5.48% 9/15/2027	39,481	39,632
World Omni Auto Receivables Trust Series 2025-A Class A2A, 4.49% 4/17/2028	70,000	70,117
World Omni Select Auto Trust Series 2024-A Class A2A, 5.37% 2/15/2028	53,659	53,859
TOTAL UNITED STATES		4,237,791
TOTAL ASSET-BACKED SECURITIES (Cost $4,226,531)		4,237,791

Bank Notes - 0.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.7%
Financials - 0.7%
Banks - 0.7%
Citibank NA 5.438% 4/30/2026 (Cost $250,000)	250,000	252,798

Commercial Mortgage Securities - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
BX Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4674% 3/15/2030 (b)(c)(d)	71,000	70,911
Wells Fargo Commercial Mortgage Trust Series 2015-C28 Class A3, 3.29% 5/15/2048	19,911	19,849
Wells Fargo Commercial Mortgage Trust Series 2016-C32 Class ASB, 3.324% 1/15/2059	5,418	5,400
TOTAL UNITED STATES		96,160
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $95,764)		96,160

Non-Convertible Corporate Bonds - 50.3%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.3%
Financials - 0.3%
Banks - 0.3%
Commonwealth Bank of Australia U.S. SOFR Index + 0.46%, 4.7903% 11/27/2026 (b)(c)(d)	91,000	91,178
CANADA - 4.0%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Rogers Communications Inc 3.625% 12/15/2025	60,000	59,557
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Canadian Natural Resources Ltd 2.05% 7/15/2025	110,000	108,907
Financials - 3.0%
Banks - 3.0%
Bank of Montreal 0.949% 1/22/2027 (d)	115,000	111,392
Bank of Montreal 4.567% 9/10/2027 (d)	81,000	81,022
Bank of Montreal 5.92% 9/25/2025	50,000	50,373
Bank of Nova Scotia/The 5.45% 6/12/2025	80,000	80,172
Canadian Imperial Bank of Commerce 4.508% 9/11/2027 (d)	140,000	139,878
Canadian Imperial Bank of Commerce 5.144% 4/28/2025	60,000	60,051
Royal Bank of Canada 5.069% 7/23/2027 (d)	110,000	110,833
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 5.0661% 10/18/2027 (c)(d)	90,000	90,200
Toronto Dominion Bank 3.766% 6/6/2025	120,000	119,730
Toronto Dominion Bank 5.532% 7/17/2026	113,000	114,618
Toronto Dominion Bank U.S. SOFR Index + 0.62%, 5.0017% 12/17/2026 (c)(d)	125,000	125,304
		1,083,573
Materials - 0.3%
Chemicals - 0.3%
Nutrien Ltd 3% 4/1/2025	52,000	51,887
Nutrien Ltd 5.95% 11/7/2025	50,000	50,417
		102,304
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Emera US Finance LP 3.55% 6/15/2026	90,000	88,609
TOTAL CANADA		1,442,950
CHINA - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
NXP BV / NXP Funding LLC / NXP USA Inc 2.7% 5/1/2025	120,000	119,481
NXP BV / NXP Funding LLC 5.35% 3/1/2026	121,000	121,438

TOTAL CHINA		240,919
GERMANY - 0.4%
Consumer Discretionary - 0.4%
Automobiles - 0.4%
Mercedes-Benz Finance North America LLC 4.9% 1/9/2026 (b)	150,000	150,516
IRELAND - 1.3%
Financials - 1.3%
Consumer Finance - 1.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	151,000	147,225
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026	150,000	149,745
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 7/15/2025	150,000	150,687

TOTAL IRELAND		447,657
ITALY - 0.6%
Utilities - 0.6%
Electric Utilities - 0.6%
Enel Finance International NV 7.05% 10/14/2025 (b)(e)	200,000	202,239
NETHERLANDS - 0.7%
Financials - 0.7%
Banks - 0.7%
Cooperatieve Rabobank UA/NY 4.333% 8/28/2026	250,000	250,251
UNITED KINGDOM - 2.8%
Financials - 2.8%
Banks - 2.8%
Barclays PLC 7.325% 11/2/2026 (d)	200,000	203,307
HSBC Holdings PLC 5.887% 8/14/2027 (d)	200,000	203,423
HSBC Holdings PLC 7.336% 11/3/2026 (d)	200,000	203,521
Lloyds Banking Group PLC 5.985% 8/7/2027 (d)	200,000	203,484
NatWest Group PLC 7.472% 11/10/2026 (d)	200,000	203,769

TOTAL UNITED KINGDOM		1,017,504
UNITED STATES - 39.5%
Communication Services - 1.9%
Diversified Telecommunication Services - 0.2%
AT&T Inc 3.875% 1/15/2026	93,000	92,492
Media - 0.8%
Discovery Communications LLC 4.9% 3/11/2026	100,000	99,985
Warnermedia Holdings Inc 3.638% 3/15/2025	121,000	120,937
Warnermedia Holdings Inc 3.788% 3/15/2025	60,000	59,959
		280,881
Wireless Telecommunication Services - 0.9%
T-Mobile USA Inc 1.5% 2/15/2026	80,000	77,666
T-Mobile USA Inc 2.25% 2/15/2026	113,000	110,489
T-Mobile USA Inc 3.5% 4/15/2025	120,000	119,819
		307,974
Consumer Discretionary - 4.5%
Automobiles - 2.6%
American Honda Finance Corp 4.95% 1/9/2026	59,000	59,182
American Honda Finance Corp U.S. SOFR Index + 0.45%, 4.8389% 6/13/2025 (c)(d)	90,000	90,044
General Motors Financial Co Inc 1.25% 1/8/2026	60,000	58,240
General Motors Financial Co Inc 2.75% 6/20/2025	60,000	59,609
General Motors Financial Co Inc 3.8% 4/7/2025	80,000	79,895
General Motors Financial Co Inc 4.35% 4/9/2025	80,000	79,956
General Motors Financial Co Inc 6.05% 10/10/2025	119,000	119,851
Hyundai Capital America 1.8% 10/15/2025 (b)	53,000	52,060
Hyundai Capital America 5.5% 3/30/2026 (b)	50,000	50,458
Hyundai Capital America 5.8% 6/26/2025 (b)	75,000	75,213
Hyundai Capital America 5.875% 4/7/2025 (b)	80,000	80,079
Hyundai Capital America 6.25% 11/3/2025 (b)	80,000	80,781
		885,368
Leisure Products - 0.5%
Mattel Inc 3.375% 4/1/2026 (b)	90,000	88,637
Mattel Inc 5.875% 12/15/2027 (b)	90,000	90,378
		179,015
Specialty Retail - 1.4%
AutoZone Inc 3.25% 4/15/2025	60,000	59,880
AutoZone Inc 3.625% 4/15/2025	120,000	119,817
Home Depot Inc/The U.S. SOFR Index + 0.33%, 4.6965% 12/24/2025 (c)(d)	64,000	64,087
Lowe's Cos Inc 3.375% 9/15/2025	70,000	69,562
Lowe's Cos Inc 4% 4/15/2025	120,000	119,846
Ross Stores Inc 4.6% 4/15/2025	80,000	79,968
		513,160
TOTAL CONSUMER DISCRETIONARY		1,577,543

Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.3%
Dollar Tree Inc 4% 5/15/2025	110,000	109,727
Food Products - 0.4%
Conagra Brands Inc 4.6% 11/1/2025	50,000	49,979
Kraft Heinz Foods Co 3% 6/1/2026	104,000	102,036
		152,015
TOTAL CONSUMER STAPLES		261,742

Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
DCP Midstream Operating LP 5.375% 7/15/2025	90,000	90,049
Eqt Corp 3.125% 5/15/2026 (b)	90,000	88,287
MPLX LP 1.75% 3/1/2026	114,000	110,764
MPLX LP 4.875% 6/1/2025	60,000	59,964
Phillips 66 1.3% 2/15/2026	60,000	58,178
Spectra Energy Partners LP 3.5% 3/15/2025	60,000	59,952
Transcontinental Gas Pipe Line Co LLC 7.85% 2/1/2026	60,000	61,186
Western Gas Partners LP 4.65% 7/1/2026	60,000	59,943
		588,323
Financials - 19.6%
Banks - 9.6%
Bank of America Corp 1.197% 10/24/2026 (d)	80,000	78,300
Bank of America Corp 1.658% 3/11/2027 (d)	133,000	129,141
Bank of America Corp 1.734% 7/22/2027 (d)	110,000	105,808
Bank of America Corp 3.384% 4/2/2026 (d)	100,000	99,896
Bank of America Corp 3.559% 4/23/2027 (d)	74,000	73,112
Bank of America Corp 4.827% 7/22/2026 (d)	120,000	120,051
Bank of America Corp 5.08% 1/20/2027 (d)	115,000	115,482
Citigroup Inc 1.462% 6/9/2027 (d)	60,000	57,638
Citigroup Inc 3.106% 4/8/2026 (d)	120,000	119,793
Citigroup Inc 5.61% 9/29/2026 (d)	90,000	90,507
Citizens Financial Group Inc 2.85% 7/27/2026	104,000	101,455
JPMorgan Chase & Co 1.045% 11/19/2026 (d)	120,000	117,062
JPMorgan Chase & Co 1.578% 4/22/2027 (d)	90,000	87,113
JPMorgan Chase & Co 2.005% 3/13/2026 (d)	80,000	79,942
JPMorgan Chase & Co 2.083% 4/22/2026 (d)	102,000	101,616
JPMorgan Chase & Co 3.96% 1/29/2027 (d)	80,000	79,605
PNC Financial Services Group Inc/The 4.758% 1/26/2027 (d)	100,000	100,084
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (d)	140,000	140,997
PNC Financial Services Group Inc/The 5.812% 6/12/2026 (d)	110,000	110,304
Regions Financial Corp 2.25% 5/18/2025	105,000	104,417
Truist Financial Corp 1.2% 8/5/2025	90,000	88,695
Truist Financial Corp 1.267% 3/2/2027 (d)	90,000	87,088
Truist Financial Corp 4.26% 7/28/2026 (d)	101,000	100,837
Truist Financial Corp 5.9% 10/28/2026 (d)	149,000	150,144
Truist Financial Corp 6.047% 6/8/2027 (d)	110,000	111,917
US Bancorp 5.727% 10/21/2026 (d)	154,000	155,015
US Bancorp 6.787% 10/26/2027 (d)	124,000	128,303
Wells Fargo & Co 2.188% 4/30/2026 (d)	90,000	89,636
Wells Fargo & Co 3% 4/22/2026	114,000	112,148
Wells Fargo & Co 3.196% 6/17/2027 (d)	118,000	115,965
Wells Fargo & Co 3.908% 4/25/2026 (d)	120,000	119,851
Wells Fargo & Co 4.54% 8/15/2026 (d)	130,000	129,901
		3,401,823
Capital Markets - 5.3%
Bank of New York Mellon Corp/The 1.6% 4/24/2025	130,000	129,413
Bank of New York Mellon Corp/The 4.414% 7/24/2026 (d)	110,000	109,894
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (d)	114,000	110,904
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (d)	120,000	116,222
Goldman Sachs Group Inc/The 4.387% 6/15/2027 (d)	108,000	107,818
Goldman Sachs Group Inc/The 5.798% 8/10/2026 (d)	150,000	150,708
Intercontinental Exchange Inc 3.65% 5/23/2025	84,000	83,838
Moody's Corp 3.75% 3/24/2025	120,000	119,894
Morgan Stanley 0.985% 12/10/2026 (d)	109,000	105,980
Morgan Stanley 1.593% 5/4/2027 (d)	140,000	135,174
Morgan Stanley 4.679% 7/17/2026 (d)	80,000	79,981
Morgan Stanley 5.05% 1/28/2027 (d)	98,000	98,404
Morgan Stanley 6.138% 10/16/2026 (d)	129,000	130,232
Nasdaq Inc 5.65% 6/28/2025	76,000	76,197
State Street Corp 2.901% 3/30/2026 (d)	112,000	111,839
State Street Corp 5.104% 5/18/2026 (d)	90,000	90,108
State Street Corp 5.751% 11/4/2026 (d)	100,000	100,800
		1,857,406
Consumer Finance - 2.1%
Ally Financial Inc 4.625% 3/30/2025	90,000	89,970
Ally Financial Inc 5.8% 5/1/2025	50,000	50,032
American Express Co 4.99% 5/1/2026 (d)	120,000	120,045
American Express Co 6.338% 10/30/2026 (d)	114,000	115,292
Capital One Financial Corp 2.636% 3/3/2026 (c)(d)	130,000	130,000
Capital One Financial Corp 4.985% 7/24/2026 (d)	170,000	170,211
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.45%, 4.7913% 4/10/2026 (c)(d)	90,000	90,137
		765,687
Financial Services - 0.9%
Corebridge Financial Inc 3.5% 4/4/2025	100,000	99,890
Corebridge Global Funding 5.75% 7/2/2026 (b)	90,000	91,431
PayPal Holdings Inc 1.65% 6/1/2025	80,000	79,423
Western Union Co/The 1.35% 3/15/2026	55,000	53,037
		323,781
Insurance - 1.7%
Equitable Financial Life Global Funding 1% 1/9/2026 (b)	120,000	116,607
Equitable Financial Life Global Funding 1.3% 7/12/2026 (b)	90,000	86,343
Equitable Financial Life Global Funding 1.4% 7/7/2025 (b)	53,000	52,429
Equitable Financial Life Global Funding 5.5% 12/2/2025 (b)	120,000	120,805
Jackson National Life Global Funding 3.05% 4/29/2026 (b)	90,000	88,496
Jackson National Life Global Funding 4.9% 1/13/2027 (b)	150,000	150,696
		615,376
TOTAL FINANCIALS		6,964,073

Health Care - 2.7%
Biotechnology - 0.7%
AbbVie Inc 3.8% 3/15/2025	60,000	59,976
Amgen Inc 5.25% 3/2/2025	75,000	75,024
Gilead Sciences Inc 3.65% 3/1/2026	100,000	99,216
		234,216
Health Care Equipment & Supplies - 0.3%
Boston Scientific Corp 1.9% 6/1/2025	130,000	129,098
Health Care Providers & Services - 1.7%
Cigna Group/The 1.25% 3/15/2026	55,000	53,172
Cigna Group/The 3.25% 4/15/2025	80,000	79,853
CVS Health Corp 2.875% 6/1/2026	77,000	75,323
CVS Health Corp 3.875% 7/20/2025	60,000	59,737
CVS Health Corp 5% 2/20/2026	106,000	106,247
HCA Inc 5.25% 4/15/2025	60,000	60,015
HCA Inc 5.25% 6/15/2026	100,000	100,408
HCA Inc 5.875% 2/15/2026	80,000	80,345
		615,100
TOTAL HEALTH CARE		978,414

Industrials - 1.6%
Industrial Conglomerates - 0.2%
Trane Technologies Financing Ltd 3.5% 3/21/2026	92,000	90,975
Machinery - 0.6%
Caterpillar Financial Services Corp U.S. SOFR Index + 0.69%, 5.0341% 10/16/2026 (c)(d)	150,000	151,017
Otis Worldwide Corp 2.056% 4/5/2025	60,000	59,842
		210,859
Trading Companies & Distributors - 0.8%
Air Lease Corp 2.875% 1/15/2026	53,000	52,172
Air Lease Corp 3.25% 3/1/2025	110,000	110,000
Air Lease Corp 3.375% 7/1/2025	120,000	119,482
		281,654
TOTAL INDUSTRIALS		583,488

Information Technology - 1.9%
Electronic Equipment, Instruments & Components - 0.1%
Dell International LLC / EMC Corp 6.02% 6/15/2026	36,000	36,520
Semiconductors & Semiconductor Equipment - 0.2%
Marvell Technology Inc 1.65% 4/15/2026	90,000	87,153
Software - 1.3%
Oracle Corp 2.5% 4/1/2025	170,000	169,703
Roper Technologies Inc 1% 9/15/2025	60,000	58,843
Roper Technologies Inc 3.85% 12/15/2025	129,000	128,401
VMware LLC 4.5% 5/15/2025	90,000	89,916
		446,863
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co 4.45% 9/25/2026	103,000	102,869
TOTAL INFORMATION TECHNOLOGY		673,405

Materials - 0.7%
Chemicals - 0.7%
Celanese US Holdings LLC 1.4% 8/5/2026	60,000	56,860
Celanese US Holdings LLC 6.05% 3/15/2025	100,000	100,021
International Flavors & Fragrances Inc 1.23% 10/1/2025 (b)	90,000	88,129
		245,010
Real Estate - 1.4%
Specialized REITs - 1.4%
American Tower Corp 1.6% 4/15/2026	109,000	105,522
American Tower Corp 2.4% 3/15/2025	80,000	79,852
American Tower Corp 4% 6/1/2025	101,000	100,727
American Tower Corp 4.4% 2/15/2026	64,000	63,829
Crown Castle Inc 1.05% 7/15/2026	77,000	73,260
Crown Castle Inc 1.35% 7/15/2025	90,000	88,780
		511,970
Utilities - 2.9%
Electric Utilities - 1.6%
Edison International 4.95% 4/15/2025	60,000	59,863
FirstEnergy Corp 1.6% 1/15/2026	109,000	106,115
Jersey Central Power & Light Co 4.3% 1/15/2026 (b)	90,000	89,525
Pacific Gas and Electric Co 2.95% 3/1/2026	50,000	49,102
Pacific Gas and Electric Co 3.15% 1/1/2026	54,000	53,186
Pacific Gas and Electric Co 3.5% 6/15/2025	60,000	59,701
Pacific Gas and Electric Co U.S. SOFR Averages Index + 0.95%, 5.367% 9/4/2025 (c)(d)	120,000	119,922
Vistra Operations Co LLC 5.05% 12/30/2026 (b)	21,000	21,070
		558,484
Gas Utilities - 0.3%
East Ohio Gas Co/The 1.3% 6/15/2025 (b)	111,000	109,800
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 3.3% 7/15/2025 (b)	80,000	79,396
Multi-Utilities - 0.8%
Dominion Energy Inc 3.9% 10/1/2025	80,000	79,672
NiSource Inc 0.95% 8/15/2025	90,000	88,509
Puget Energy Inc 3.65% 5/15/2025	136,000	135,587
		303,768
TOTAL UTILITIES		1,051,448

TOTAL UNITED STATES		14,116,763
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $17,885,060)		17,959,977

U.S. Treasury Obligations - 32.5%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/28/2025	4.10 to 4.32	1,611,200	1,563,296
US Treasury Bills 0% 3/6/2025	4.70	1,727,700	1,727,092
US Treasury Bills 0% 4/3/2025	4.24 to 4.31	3,194,100	3,182,453
US Treasury Bills 0% 5/22/2025	4.20 to 4.42	1,418,200	1,404,971
US Treasury Bills 0% 7/3/2025	4.22	800,000	788,672
US Treasury Bills 0% 9/4/2025	4.16 to 4.20	1,372,500	1,343,423
US Treasury Notes 3.5% 9/30/2026	4.20 to 4.36	1,635,600	1,622,375
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,623,665)			11,632,282

Money Market Funds - 4.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $1,555,944)	4.35	1,555,633	1,555,944

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $35,636,964)	35,734,952
NET OTHER ASSETS (LIABILITIES) - 0.1%	45,362
NET ASSETS - 100.0%	35,780,314

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,318,744 or 12.1% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	990,120	10,358,874	9,793,050	18,630	-	-	1,555,944	1,555,633	0.0%
Total	990,120	10,358,874	9,793,050	18,630	-	-	1,555,944	1,555,633

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	4,237,791	-	4,237,791	-

Bank Notes
Financials	252,798	-	252,798	-

Commercial Mortgage Securities	96,160	-	96,160	-

Non-Convertible Corporate Bonds
Communication Services	740,904	-	740,904	-
Consumer Discretionary	1,728,059	-	1,728,059	-
Consumer Staples	261,742	-	261,742	-
Energy	697,230	-	697,230	-
Financials	9,854,236	-	9,854,236	-
Health Care	978,414	-	978,414	-
Industrials	583,488	-	583,488	-
Information Technology	914,324	-	914,324	-
Materials	347,314	-	347,314	-
Real Estate	511,970	-	511,970	-
Utilities	1,342,296	-	1,342,296	-

U.S. Treasury Obligations	11,632,282	-	11,632,282	-

Money Market Funds	1,555,944	1,555,944	-	-
Total Investments in Securities:	35,734,952	1,555,944	34,179,008	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $34,081,020)	$34,179,008
Fidelity Central Funds (cost $1,555,944)	1,555,944

Total Investment in Securities (cost $35,636,964)		$35,734,952
Receivable for fund shares sold		70,769
Interest receivable		222,997
Distributions receivable from Fidelity Central Funds		2,814
Receivable from investment adviser for expense reductions		1,807
Total assets		36,033,339
Liabilities
Payable for fund shares redeemed	$229,198
Distributions payable	14,225
Accrued management fee	5,660
Distribution and service plan fees payable	1,472
Other affiliated payables	2,470
Total liabilities		253,025
Net Assets		$35,780,314
Net Assets consist of:
Paid in capital		$35,155,584
Total accumulated earnings (loss)		624,730
Net Assets		$35,780,314

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($3,617,513 ÷ 353,666 shares)(a)		$10.23
Maximum offering price per share (100/98.50 of $10.23)		$10.39
Class M :
Net Asset Value and redemption price per share ($1,097,959 ÷ 107,344 shares)(a)		$10.23
Maximum offering price per share (100/98.50 of $10.23)		$10.39
Class C :
Net Asset Value and offering price per share ($1,058,213 ÷ 103,518 shares)(a)		$10.22
Fidelity Sustainable Low Duration Bond Fund :
Net Asset Value, offering price and redemption price per share ($23,454,320 ÷ 2,292,985 shares)		$10.23
Class I :
Net Asset Value, offering price and redemption price per share ($781,480 ÷ 76,400 shares)		$10.23
Class Z :
Net Asset Value, offering price and redemption price per share ($5,770,829 ÷ 564,162 shares)		$10.23
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Interest		$760,761
Income from Fidelity Central Funds		18,630
Total income		779,391
Expenses
Management fee	$31,067
Transfer agent fees	14,101
Distribution and service plan fees	8,634
Independent trustees' fees and expenses	40
Total expenses before reductions	53,842
Expense reductions	(7,732)
Total expenses after reductions		46,110
Net Investment income (loss)		733,281
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	16,628
Total net realized gain (loss)		16,628
Change in net unrealized appreciation (depreciation) on investment securities		(13,154)
Net gain (loss)		3,474
Net increase (decrease) in net assets resulting from operations		$736,755
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$733,281	$1,337,760
Net realized gain (loss)	16,628	18,303
Change in net unrealized appreciation (depreciation)	(13,154)	141,610
Net increase (decrease) in net assets resulting from operations	736,755	1,497,673
Distributions to shareholders	(958,996)	(1,016,595)

Share transactions - net increase (decrease)	6,526,614	5,467,747
Total increase (decrease) in net assets	6,304,373	5,948,825

Net Assets
Beginning of period	29,475,941	23,527,116
End of period	$35,780,314	$29,475,941

Financial Highlights
Fidelity Advisor® Sustainable Low Duration Bond Fund Class A

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.31	$10.13	$9.96	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.236	.498	.401	.053
Net realized and unrealized gain (loss)	.001	.056	(.024)	(.058)
Total from investment operations	.237	.554	.377	(.005)
Distributions from net investment income	(.305)	(.370)	(.207)	(.035)
Distributions from net realized gain	(.012)	(.004)	-	-
Total distributions	(.317)	(.374)	(.207)	(.035)
Net asset value, end of period	$10.23	$10.31	$10.13	$9.96
Total Return D,E,F	2.33%	5.58%	3.83%	(.05)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.47% I	.45%	.51%	.51% I
Expenses net of fee waivers, if any	.45 % I	.45%	.50%	.51% I
Expenses net of all reductions	.45% I	.45%	.50%	.51% I
Net investment income (loss)	4.64% I	4.89%	4.00%	1.40% I
Supplemental Data
Net assets, end of period (000 omitted)	$3,618	$4,194	$3,209	$1,730
Portfolio turnover rate J	60 % I	67%	25%	5% K

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Fidelity Advisor® Sustainable Low Duration Bond Fund Class M

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.31	$10.13	$9.96	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.236	.501	.402	.054
Net realized and unrealized gain (loss)	.002	.055	(.023)	(.059)
Total from investment operations	.238	.556	.379	(.005)
Distributions from net investment income	(.306)	(.372)	(.209)	(.035)
Distributions from net realized gain	(.012)	(.004)	-	-
Total distributions	(.318)	(.376)	(.209)	(.035)
Net asset value, end of period	$10.23	$10.31	$10.13	$9.96
Total Return D,E,F	2.34%	5.60%	3.84%	(.05)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.43% I	.43%	.48%	.51% I
Expenses net of fee waivers, if any	.43 % I	.43%	.48%	.51% I
Expenses net of all reductions	.42% I	.43%	.48%	.51% I
Net investment income (loss)	4.66% I	4.91%	4.02%	1.40% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,098	$766	$605	$515
Portfolio turnover rate J	60 % I	67%	25%	5% K

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Fidelity Advisor® Sustainable Low Duration Bond Fund Class C

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.30	$10.12	$9.95	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.193	.414	.317	.021
Net realized and unrealized gain (loss)	.001	.055	(.024)	(.064)
Total from investment operations	.194	.469	.293	(.043)
Distributions from net investment income	(.262)	(.285)	(.123)	(.007)
Distributions from net realized gain	(.012)	(.004)	-	-
Total distributions	(.274)	(.289)	(.123)	(.007)
Net asset value, end of period	$10.22	$10.30	$10.12	$9.95
Total Return D,E,F	1.91%	4.71%	2.96%	(.43)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.29% I	1.28%	1.34%	1.36% I
Expenses net of fee waivers, if any	1.29 % I	1.28%	1.34%	1.36% I
Expenses net of all reductions	1.29% I	1.28%	1.33%	1.36% I
Net investment income (loss)	3.80% I	4.06%	3.17%	.55% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,058	$973	$872	$759
Portfolio turnover rate J	60 % I	67%	25%	5% K

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Fidelity® Sustainable Low Duration Bond Fund

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.31	$10.13	$9.96	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.245	.518	.418	.059
Net realized and unrealized gain (loss)	.002	.057	(.021)	(.058)
Total from investment operations	.247	.575	.397	.001
Distributions from net investment income	(.315)	(.391)	(.227)	(.041)
Distributions from net realized gain	(.012)	(.004)	-	-
Total distributions	(.327)	(.395)	(.227)	(.041)
Net asset value, end of period	$10.23	$10.31	$10.13	$9.96
Total Return D,E	2.43%	5.79%	4.03%	.01%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.30% H	.30%	.36%	.39% H
Expenses net of fee waivers, if any	.25 % H	.25%	.31%	.35% H
Expenses net of all reductions	.25% H	.25%	.30%	.35% H
Net investment income (loss)	4.84% H	5.09%	4.20%	1.56% H
Supplemental Data
Net assets, end of period (000 omitted)	$23,454	$18,003	$11,859	$4,499
Portfolio turnover rate I	60 % H	67%	25%	5% J

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JAmount not annualized.
Fidelity Advisor® Sustainable Low Duration Bond Fund Class I

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.31	$10.13	$9.96	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.246	.524	.416	.060
Net realized and unrealized gain (loss)	.001	.051	(.019)	(.059)
Total from investment operations	.247	.575	.397	.001
Distributions from net investment income	(.315)	(.391)	(.227)	(.041)
Distributions from net realized gain	(.012)	(.004)	-	-
Total distributions	(.327)	(.395)	(.227)	(.041)
Net asset value, end of period	$10.23	$10.31	$10.13	$9.96
Total Return D,E	2.43%	5.79%	4.03%	.01%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.28% H	.32%	.37%	.37% H
Expenses net of fee waivers, if any	.25 % H	.25%	.31%	.35% H
Expenses net of all reductions	.25% H	.25%	.30%	.35% H
Net investment income (loss)	4.84% H	5.10%	4.20%	1.56% H
Supplemental Data
Net assets, end of period (000 omitted)	$781	$654	$3,219	$526
Portfolio turnover rate I	60 % H	67%	25%	5% J

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JAmount not annualized.
Fidelity Advisor® Sustainable Low Duration Bond Fund Class Z

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.31	$10.13	$9.96	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.248	.526	.426	.061
Net realized and unrealized gain (loss)	.001	.054	(.024)	(.058)
Total from investment operations	.249	.580	.402	.003
Distributions from net investment income	(.317)	(.396)	(.232)	(.043)
Distributions from net realized gain	(.012)	(.004)	-	-
Total distributions	(.329)	(.400)	(.232)	(.043)
Net asset value, end of period	$10.23	$10.31	$10.13	$9.96
Total Return D,E	2.45%	5.84%	4.08%	.03%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.25% H	.25%	.31%	.35% H
Expenses net of fee waivers, if any	.20 % H	.20%	.25%	.30% H
Expenses net of all reductions	.20% H	.20%	.25%	.30% H
Net investment income (loss)	4.89% H	5.14%	4.25%	1.61% H
Supplemental Data
Net assets, end of period (000 omitted)	$5,771	$4,886	$3,764	$962
Portfolio turnover rate I	60 % H	67%	25%	5% J

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2025

1. Organization.
Fidelity Sustainable Low Duration Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Sustainable Low Duration Bond Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$429,573
Gross unrealized depreciation	(1,264)
Net unrealized appreciation (depreciation)	$428,309
Tax cost	$35,306,643

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable Low Duration Bond Fund	8,433,092	5,878,623

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as proxy and shareholder meeting expenses.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.15%	2,899	813
Class M	- %	.15%	648	419
Class C	.75%	.25%	5,087	3,151
			8,634	4,383
Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	232
Class CA	2
234
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	2,260.12
Class M	315.07
Class C	383.08
Fidelity Sustainable Low Duration Bond Fund	9,515.10
Class I	262.07
Class Z	1,366.05
	14,101
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	.45%	399
Class M	.45%	-
Class C	1.30%	-
Fidelity Sustainable Low Duration Bond Fund	.25%	4,988
Class I	.25%	87
Class Z	.20%	1,417
		6,891
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $841.

8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2025	Year ended August 31, 2024
Fidelity Sustainable Low Duration Bond Fund
Distributions to shareholders
Class A	$115,274	$134,958
Class M	24,480	23,883
Class C	26,965	26,353
Fidelity Sustainable Low Duration Bond Fund	590,801	579,534
Class I	24,172	78,687
Class Z	177,304	173,180
Total	$958,996	$1,016,595

9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2025	Year ended August 31, 2024	Six months ended February 28, 2025	Year ended August 31, 2024
Fidelity Sustainable Low Duration Bond Fund
Class A
Shares sold	26,683	249,498	$274,247	$2,542,258
Reinvestment of distributions	11,259	13,239	115,127	134,904
Shares redeemed	(91,122)	(172,722)	(939,776)	(1,761,046)
Net increase (decrease)	(53,180)	90,015	$(550,402)	$916,116
Class M
Shares sold	32,853	17,673	$334,908	$180,581
Reinvestment of distributions	2,393	2,344	24,467	23,879
Shares redeemed	(2,201)	(5,460)	(22,798)	(55,721)
Net increase (decrease)	33,045	14,557	$336,577	$148,739
Class C
Shares sold	10,372	18,851	$106,338	$191,260
Reinvestment of distributions	2,640	2,588	26,940	26,338
Shares redeemed	(3,893)	(13,190)	(39,812)	(133,909)
Net increase (decrease)	9,119	8,249	$93,466	$83,689
Fidelity Sustainable Low Duration Bond Fund
Shares sold	1,071,866	1,322,817	$10,991,432	$13,483,971
Reinvestment of distributions	50,260	51,256	513,872	522,289
Shares redeemed	(575,343)	(798,858)	(5,922,612)	(8,145,134)
Net increase (decrease)	546,783	575,215	$5,582,692	$5,861,126
Class I
Shares sold	14,924	45,683	$154,265	$464,041
Reinvestment of distributions	2,332	7,645	23,836	77,705
Shares redeemed	(4,337)	(307,737)	(44,515)	(3,125,566)
Net increase (decrease)	12,919	(254,409)	$133,586	$(2,583,820)
Class Z
Shares sold	144,243	471,271	$1,486,714	$4,808,900
Reinvestment of distributions	3,951	11,517	40,404	117,246
Shares redeemed	(57,905)	(380,552)	(596,423)	(3,884,249)
Net increase (decrease)	90,289	102,236	$930,695	$1,041,897

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Sustainable Low Duration Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of the retail class, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, Class Z, and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.45%, 0.45%, 1.30%, 0.25%, 0.20% and 0.25% through December 31, 2025.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9904901.102
SLD-SANN-0425
Fidelity® Sustainable Core Plus Bond Fund

Semi-Annual Report
February 28, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Sustainable Core Plus Bond Fund
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 7.8%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 1.2%
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6432% 10/20/2037 (b)(c)(d)	250,000	250,968
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6532% 7/18/2037 (b)(c)(d)	250,000	251,217
TOTAL BAILIWICK OF JERSEY		502,185
GRAND CAYMAN (UK OVERSEAS TER) - 4.8%
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.6429% 7/17/2037 (b)(c)(d)	250,000	251,125
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.8076% 4/16/2037 (b)(c)(d)	250,000	251,597
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.5917% 4/25/2034 (b)(c)(d)	250,000	250,125
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 month Index + 1.3116%, 5.6048% 4/20/2034 (b)(c)(d)	200,000	200,200
RR 28 LTD / RR 28 LLC Series 2024-28RA Class A1R, CME Term SOFR 3 month Index + 1.55%, 5.852% 4/15/2037 (b)(c)(d)	250,000	251,136
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.6348% 4/20/2033 (b)(c)(d)	482,356	483,110
Voya CLO Ltd Series 2023-1A Class A1, CME Term SOFR 3 month Index + 1.8%, 6.0932% 1/20/2037 (b)(c)(d)	250,000	251,852
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,939,145
MULTI-NATIONAL - 1.0%
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2022-1A Class A, CME Term SOFR 3 month Index + 1.5%, 5.7932% 7/20/2035 (b)(c)(d)	250,000	250,000
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 1.18% 4/20/2038 (b)(c)(d)	150,000	150,000
TOTAL MULTI-NATIONAL		400,000
UNITED STATES - 0.8%
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.9123% 10/20/2037 (b)(c)(d)	250,000	251,202
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (c)	97,250	94,302
TOTAL UNITED STATES		345,504
TOTAL ASSET-BACKED SECURITIES (Cost $3,165,244)		3,186,834

Bank Loan Obligations - 0.5%
	Principal Amount (a)	Value ($)
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.802% 8/15/2028 (b)(d)(e)	1,000	896
Media - 0.0%
Numericable US LLC Tranche B-13 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.6821% 8/14/2026 (b)(d)(e)	1,000	867
TOTAL FRANCE		1,763
NETHERLANDS - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5904% 8/27/2028 (b)(d)(e)	5,545	4,436
UNITED KINGDOM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect US FinCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8238% 12/12/2026 (b)(d)(e)	3,000	2,956
UNITED STATES - 0.5%
Consumer Discretionary - 0.2%
Broadline Retail - 0.0%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9288% 6/18/2029 (b)(d)(e)	5,986	5,508
Diversified Consumer Services - 0.0%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7058% 3/4/2028 (b)(d)(e)	16,887	14,598
Hotels, Restaurants & Leisure - 0.2%
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5788% 4/1/2029 (b)(d)(e)	4,995	4,793
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0738% 1/28/2032 (b)(d)(e)	5,000	4,954
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5524% 12/30/2026 (b)(d)(e)	14,873	14,345
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0524% 12/30/2026 (b)(d)(e)	997	970
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.5408% 3/1/2026 (b)(d)(e)	5,984	5,775
		30,837
Household Durables - 0.0%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6738% 6/29/2028 (b)(d)(e)	15,998	15,170
Specialty Retail - 0.0%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1674% 6/6/2031 (b)(d)(e)	4,963	4,829
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0407% 9/10/2029 (b)(d)(e)	9,962	9,351
		14,180
TOTAL CONSUMER DISCRETIONARY		80,293

Consumer Staples - 0.0%
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 15.6162% 8/2/2028 (b)(d)(e)	4,010	3,992
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% 10/30/2028 (b)(d)(e)(f)	10,000	9,250
Financials - 0.0%
Financial Services - 0.0%
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0719% 2/12/2032 (b)(d)(e)	5,000	5,001
Insurance - 0.0%
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6883% 1/31/2028 (b)(d)(e)	4,000	3,907
TOTAL FINANCIALS		8,908

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC 1LN, term loan CME Term SOFR 3 month Index + 1%, 13.8288% 6/28/2029 (b)(d)(e)	1,638	1,535
ModivCare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0788% 7/1/2031 (b)(d)(e)	4,975	3,959
Radiology Partners Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5902% 1/31/2029 (b)(d)(e)	2,008	1,967
		7,461
Health Care Technology - 0.0%
Cotiviti Inc 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 2/17/2032 (b)(d)(e)(f)	5,000	4,931
TOTAL HEALTH CARE		12,392

Industrials - 0.1%
Air Freight & Logistics - 0.0%
Stonepeak Nile Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 2/3/2032 (b)(d)(e)(f)	5,000	4,983
Commercial Services & Supplies - 0.1%
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8288% 2/10/2031 (b)(d)(e)	997	982
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7907% 8/1/2030 (b)(d)(e)	6,980	6,764
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3889% 4/11/2029 (b)(d)(e)	2,992	2,653
		10,399
Passenger Airlines - 0.0%
Spirit Airlines Inc Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 7%, 11.3223% 11/30/2025 (b)(d)(e)	2,114	2,103
Professional Services - 0.0%
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0738% 12/30/2028 (b)(d)(e)	5,987	5,785
Trading Companies & Distributors - 0.0%
Foundation Building Materials Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8021% 1/29/2028 (b)(d)(e)	1,000	950
Foundation Building Materials Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5518% 1/29/2031 (b)(d)(e)	1,000	950
		1,900
TOTAL INDUSTRIALS		25,170

Information Technology - 0.1%
IT Services - 0.0%
Constant Contact Inc term loan CME Term SOFR 3 month Index + 7.5%, 0% 2/10/2029 (b)(d)(e)(f)	1,000	822
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5636% 2/10/2028 (b)(d)(e)	5,987	5,533
		6,355
Software - 0.1%
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.1738% 12/10/2029 (b)(d)(e)	1,411	1,407
Dcert Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3238% 10/16/2026 (b)(d)(e)	5,000	4,845
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.3238% 2/19/2029 (b)(d)(e)	2,000	1,607
Leia Finco US LLC 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5352% 10/12/2032 (b)(d)(e)	5,000	4,929
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 2%, 13.4132% 6/4/2029 (b)(d)(e)	4,000	3,939
		16,727
Technology Hardware, Storage & Peripherals - 0.0%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.33% 12/15/2031 (b)(d)(e)	10,000	9,800
TOTAL INFORMATION TECHNOLOGY		32,882

Materials - 0.0%
Chemicals - 0.0%
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.4383% 6/4/2028 (b)(d)(e)	990	879
American Rock Salt Co LLC Tranche 1ST OUT DD TL 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 4.3476% 6/12/2028 (b)(d)(e)(g)	311	313
American Rock Salt Co LLC Tranche 1ST OUT TL B 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 11.7755% 6/12/2028 (b)(d)(e)	291	293
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.3538% 7/3/2028 (b)(d)(e)	6,995	6,706
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.8613% 3/15/2030 (b)(d)(e)	706	684
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0501% 8/22/2031 (b)(d)(e)	7,816	7,575
		16,450
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Cogentrix Finance Holdco I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 2/13/2032 (b)(d)(e)(f)	5,000	4,991
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3.5%, 8.0524% 11/14/2025 (b)(d)(e)	2,992	2,977
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1883% 3/25/2028 (b)(d)(e)	8,974	8,862
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 3/27/2028 (b)(d)(e)(f)	5,000	4,988
		21,818
TOTAL UNITED STATES		211,155
TOTAL BANK LOAN OBLIGATIONS (Cost $222,904)		220,310

Commercial Mortgage Securities - 1.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.0%
BX Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4674% 3/15/2030 (b)(c)(d)	75,000	74,906
BXHPP Trust Series 2021-FILM Class A, CME Term SOFR 1 month Index + 0.7645%, 5.0765% 8/15/2036 (b)(c)(d)	250,000	242,500
DC Commercial Mortgage Trust Series 2023-DC Class A, 6.3143% 9/12/2040 (c)	100,000	103,346
TOTAL UNITED STATES		420,752
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $420,069)		420,752

Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc (h)	343	3,430
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (i)	268	3,350
Cano Health LLC warrants (i)(j)	29	120
		3,470
TOTAL UNITED STATES		6,900
TOTAL COMMON STOCKS (Cost $15,175)		6,900

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Communication Services - 0.0%
Media - 0.0%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	12,501	15,556
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
MKS Instruments Inc 1.25% 6/1/2030 (c)	4,000	3,724
ON Semiconductor Corp 0% 5/1/2027 (k)	5,000	5,588
Wolfspeed Inc 1.875% 12/1/2029	13,000	4,914
		14,226
Software - 0.0%
Core Scientific Inc 0% 6/15/2031 (c)(k)	6,000	5,625
TOTAL INFORMATION TECHNOLOGY		19,851

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 0.25% 6/15/2026	6,000	5,625
Redfin Corp 0.5% 4/1/2027	9,000	7,155
		12,780
Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027	3,000	3,118
Independent Power and Renewable Electricity Producers - 0.0%
XPLR Infrastructure LP 0% 11/15/2025 (c)(l)	1,000	949
XPLR Infrastructure LP 2.5% 6/15/2026 (c)	5,000	4,722
		5,671
TOTAL UTILITIES		8,789

TOTAL UNITED STATES		56,976
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $56,660)		56,976

Foreign Government and Government Agency Obligations - 0.2%
		Principal Amount (a)	Value ($)
UNITED KINGDOM - 0.2%
United Kingdom of Great Britain and Northern Ireland 0.875% 7/31/2033 (m)	GBP	30,000	28,538
United Kingdom of Great Britain and Northern Ireland 4.25% 6/7/2032 (m)	GBP	29,000	36,484
United Kingdom of Great Britain and Northern Ireland 4.25% 7/31/2034 (m)	GBP	20,000	24,742
TOTAL UNITED KINGDOM			89,764
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $87,627)			89,764

Non-Convertible Corporate Bonds - 35.2%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Mineral Resources Ltd 8.5% 5/1/2030 (c)		31,000	31,331
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7% 10/20/2025 (c)		4,000	4,000
CANADA - 1.0%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
TELUS Corp 3.4% 5/13/2032		130,000	117,400
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 7% 4/15/2055 (b)		2,000	2,008
Rogers Communications Inc 7.125% 4/15/2055 (b)		2,000	2,012
			4,020
TOTAL COMMUNICATION SERVICES			121,420

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (c)		10,000	10,005
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (c)		5,000	5,084
			15,089
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc 3.625% 5/13/2051 (c)		150,000	105,883
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Vermilion Energy Inc 7.25% 2/15/2033 (c)		5,000	4,862
Industrials - 0.1%
Aerospace & Defense - 0.1%
Bombardier Inc 6% 2/15/2028 (c)		20,000	19,938
Bombardier Inc 7% 6/1/2032 (c)		5,000	5,069
Bombardier Inc 7.25% 7/1/2031 (c)		5,000	5,116
			30,123
Information Technology - 0.1%
Software - 0.1%
Open Text Corp 3.875% 12/1/2029 (c)		18,000	16,552
Open Text Corp 3.875% 2/15/2028 (c)		10,000	9,470
Open Text Holdings Inc 4.125% 12/1/2031 (c)		6,000	5,376
Open Text Holdings Inc 4.125% 2/15/2030 (c)		5,000	4,618
			36,016
Materials - 0.2%
Chemicals - 0.2%
Methanex Corp 5.125% 10/15/2027		12,000	11,813
Methanex Corp 5.65% 12/1/2044		28,000	24,340
NOVA Chemicals Corp 4.25% 5/15/2029 (c)		4,000	3,797
NOVA Chemicals Corp 5.25% 6/1/2027 (c)		10,000	9,947
NOVA Chemicals Corp 7% 12/1/2031 (c)		5,000	5,175
NOVA Chemicals Corp 8.5% 11/15/2028 (c)		4,000	4,243
NOVA Chemicals Corp 9% 2/15/2030 (c)		5,000	5,400
			64,715
Metals & Mining - 0.0%
Hudbay Minerals Inc 4.5% 4/1/2026 (c)		5,000	4,944
Hudbay Minerals Inc 6.125% 4/1/2029 (c)		5,000	4,994
			9,938
TOTAL MATERIALS			74,653

Utilities - 0.0%
Gas Utilities - 0.0%
AltaGas Ltd 7.2% 10/15/2054 (b)(c)		15,000	15,014
TOTAL CANADA			403,060
CHILE - 0.0%
Communication Services - 0.0%
Media - 0.0%
VTR Finance NV 6.375% 7/15/2028 (c)		11,000	10,498
CHINA - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
NXP BV / NXP Funding LLC / NXP USA Inc 2.5% 5/11/2031		140,000	121,024
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd 5.75% 11/24/2028 (c)		13,000	6,630
Gran Tierra Energy Inc 9.5% 10/15/2029 (c)		7,000	6,479
			13,109
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enfragen Energia Sur SA 5.375% 12/30/2030 (c)		7,000	6,118
TOTAL COLOMBIA			19,227
FINLAND - 0.6%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Amer Sports Co 6.75% 2/16/2031 (c)		12,000	12,322
Financials - 0.3%
Banks - 0.3%
Nordea Bank Abp 3.625% 3/15/2034 (m)	EUR	100,000	106,526
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Citycon Treasury BV 5% 3/11/2030 (m)	EUR	100,000	105,508
TOTAL FINLAND			224,356
FRANCE - 1.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA 5.125% 7/15/2029 (c)		36,000	27,930
Altice France SA 5.5% 1/15/2028 (c)		5,000	4,024
Iliad Holding SASU 8.5% 4/15/2031 (c)		17,000	18,109
			50,063
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA 7.5% 4/15/2032 (c)		16,000	16,728
Viridien 8.75% 4/1/2027 (c)		15,000	15,309
			32,037
Financials - 0.8%
Banks - 0.8%
BNP Paribas SA 4.042% 1/10/2032 (b)(m)	EUR	100,000	107,589
Societe Generale SA 5.5% 4/13/2029 (b)(c)		200,000	202,438
			310,027
TOTAL FRANCE			392,127
GERMANY - 0.8%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
ZF North America Capital Inc 6.75% 4/23/2030 (c)		5,000	4,919
Financials - 0.3%
Financial Services - 0.3%
KfW 2.75% 5/15/2030 (m)	EUR	100,000	105,450
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Vonovia SE 0.625% 3/24/2031 (m)	EUR	100,000	88,746
Utilities - 0.3%
Electric Utilities - 0.3%
EnBW International Finance BV 3.85% 5/23/2030 (m)	EUR	100,000	108,567
TOTAL GERMANY			307,682
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 7.5% 3/1/2028 (c)		2,000	1,911
Kosmos Energy Ltd 7.75% 5/1/2027 (c)		2,000	1,940
Tullow Oil PLC 10.25% 5/15/2026 (c)		9,000	8,036

TOTAL GHANA			11,887
HONG KONG - 0.5%
Financials - 0.5%
Insurance - 0.5%
AIA Group Ltd 3.375% 4/7/2030 (c)		200,000	189,869
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (c)		4,000	3,684
TOTAL HONG KONG			193,553
IRELAND - 0.4%
Financials - 0.4%
Banks - 0.3%
AIB Group PLC 2.875% 5/30/2031 (b)(m)	EUR	100,000	103,290
Financial Services - 0.1%
GGAM Finance Ltd 5.875% 3/15/2030 (c)		5,000	4,956
GGAM Finance Ltd 6.875% 4/15/2029 (c)		5,000	5,106
GGAM Finance Ltd 7.75% 5/15/2026 (c)		5,000	5,071
GGAM Finance Ltd 8% 2/15/2027 (c)		15,000	15,515
GGAM Finance Ltd 8% 6/15/2028 (c)		5,000	5,283
TrueNoord Capital DAC 8.75% 3/1/2030 (c)		5,000	5,114
			41,045
TOTAL IRELAND			144,335
ISRAEL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean Israel Finance Ltd 5.375% 3/30/2028 (c)(m)		4,000	3,821
Energean Israel Finance Ltd 5.875% 3/30/2031 (c)(m)		2,000	1,845
Energean PLC 6.5% 4/30/2027 (c)		10,000	9,966

TOTAL ISRAEL			15,632
ITALY - 0.8%
Financials - 0.3%
Banks - 0.3%
Intesa Sanpaolo SpA 5.125% 8/29/2031 (m)	EUR	100,000	115,237
UniCredit SpA 5.459% 6/30/2035 (b)(c)		1,000	982
UniCredit SpA 5.861% 6/19/2032 (b)(c)		4,000	4,021
			120,240
Utilities - 0.5%
Electric Utilities - 0.5%
Enel Finance International NV 5.125% 6/26/2029 (c)		200,000	201,799
TOTAL ITALY			322,039
LUXEMBOURG - 0.3%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5.75% 8/15/2029 (c)		15,000	11,766
Altice France Holding SA 6% 2/15/2028 (c)		6,000	1,848
			13,614
Real Estate - 0.3%
Industrial REITs - 0.3%
Prologis International Funding II SA 4.375% 7/1/2036 (m)	EUR	100,000	109,666
TOTAL LUXEMBOURG			123,280
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom 7.375% 2/16/2027 (c)		4,000	4,004
MULTI-NATIONAL - 0.3%
Financials - 0.3%
Banks - 0.3%
European Investment Bank 2.25% 3/15/2030 (m)	EUR	100,000	103,037
NETHERLANDS - 1.0%
Financials - 1.0%
Banks - 1.0%
Cooperatieve Rabobank UA 1.125% 5/7/2031 (m)	EUR	100,000	92,644
ING Groep NV 1.4% 7/1/2026 (b)(c)		200,000	197,864
ING Groep NV 4.5% 5/23/2029 (b)(m)	EUR	100,000	108,721

TOTAL NETHERLANDS			399,229
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (c)		3,000	2,941
IHS Holding Ltd 6.25% 11/29/2028 (c)		1,000	967
IHS Holding Ltd 8.25% 11/29/2031 (c)		10,000	9,958

TOTAL NIGERIA			13,866
NORWAY - 0.2%
Financials - 0.2%
Banks - 0.2%
DNB Bank ASA 0.25% 2/23/2029 (b)(m)	EUR	100,000	96,121
PERU - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Volcan Cia Minera SAA 8.75% 1/24/2030 (c)		7,000	6,826
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Lcpr Senior Secured Financing Dac 6.75% 10/15/2027 (c)		4,000	3,417
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (c)		13,000	11,424
SPAIN - 0.3%
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (c)		6,000	5,671
Utilities - 0.3%
Electric Utilities - 0.3%
Iberdrola Finanzas SA 3% 9/30/2031 (m)	EUR	100,000	103,876
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (c)		17,000	16,034
TOTAL SPAIN			125,581
SWITZERLAND - 0.3%
Financials - 0.3%
Insurance - 0.3%
Swiss Re Finance Luxembourg SA 2.534% 4/30/2050 (b)(m)	EUR	100,000	99,736
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (c)		4,000	4,071
Consolidated Energy Finance SA 5.625% 10/15/2028 (c)		1,000	869
			4,940
TOTAL SWITZERLAND			104,676
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (c)		17,000	17,244
TURKEY - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Eldorado Gold Corp 6.25% 9/1/2029 (c)		16,000	15,788
UNITED KINGDOM - 2.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (c)		3,000	2,750
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Compass Group PLC 3.25% 9/16/2033 (m)	EUR	100,000	104,565
Consumer Staples - 0.3%
Household Products - 0.3%
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/2033 (m)	EUR	100,000	108,441
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 12% 11/30/2028 (c)		18,000	20,186
Financials - 0.6%
Banks - 0.6%
Lloyds Banking Group PLC 3.875% 5/14/2032 (b)(m)	EUR	100,000	106,827
NatWest Group PLC 2.057% 11/9/2028 (b)(m)	GBP	100,000	116,866
			223,693
Health Care - 0.3%
Pharmaceuticals - 0.3%
Astrazeneca Finance LLC 1.75% 5/28/2028		140,000	129,050
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
OT Midco Ltd 10% 2/15/2030 (c)		6,000	5,574
Utilities - 0.6%
Electric Utilities - 0.5%
NGG Finance PLC 2.125% 9/5/2082 (b)(m)	EUR	100,000	100,649
SSE PLC 4% 9/5/2031 (m)	EUR	100,000	109,019
			209,668
Independent Power and Renewable Electricity Producers - 0.1%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (c)		25,000	24,790
TOTAL UTILITIES			234,458

TOTAL UNITED KINGDOM			828,717
UNITED STATES - 25.2%
Communication Services - 2.3%
Diversified Telecommunication Services - 0.7%
Level 3 Financing Inc 10% 10/15/2032 (c)		1,000	1,001
Level 3 Financing Inc 11% 11/15/2029 (c)		2,061	2,339
Level 3 Financing Inc 3.625% 1/15/2029 (c)		4,000	3,119
Level 3 Financing Inc 3.75% 7/15/2029 (c)		6,000	4,620
Level 3 Financing Inc 3.875% 10/15/2030 (c)		3,000	2,348
Level 3 Financing Inc 4% 4/15/2031 (c)		18,000	13,995
Level 3 Financing Inc 4.25% 7/1/2028 (c)		2,000	1,780
Level 3 Financing Inc 4.5% 4/1/2030 (c)		9,000	7,425
Lumen Technologies Inc 4.5% 1/15/2029 (c)		1,000	828
Verizon Communications Inc 5.05% 5/9/2033		250,000	251,925
			289,380
Entertainment - 0.3%
Walt Disney Co/The 2.65% 1/13/2031		140,000	125,986
Interactive Media & Services - 0.0%
Snap Inc 6.875% 3/1/2033 (c)		5,000	5,062
ZipRecruiter Inc 5% 1/15/2030 (c)		14,000	12,675
			17,737
Media - 1.3%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (c)		7,000	6,629
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (c)		29,000	24,310
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (c)		28,000	25,158
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (c)		10,000	9,862
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (c)		1,000	972
CCO Holdings LLC / CCO Holdings Capital Corp 5.5% 5/1/2026 (c)		11,000	10,986
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029		10,000	9,938
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		22,000	22,721
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		12,000	12,437
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (c)		5,000	5,105
Clear Channel Outdoor Holdings Inc 9% 9/15/2028 (c)		16,000	16,851
CSC Holdings LLC 3.375% 2/15/2031 (c)		27,000	19,196
CSC Holdings LLC 4.625% 12/1/2030 (c)		20,000	10,616
DISH DBS Corp 5.125% 6/1/2029		12,000	8,096
DISH DBS Corp 7.375% 7/1/2028		4,000	2,965
EchoStar Corp 10.75% 11/30/2029		27,867	29,883
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (b)		12,579	11,780
Univision Communications Inc 7.375% 6/30/2030 (c)		15,000	14,653
Univision Communications Inc 8% 8/15/2028 (c)		5,000	5,079
Univision Communications Inc 8.5% 7/31/2031 (c)		25,000	24,923
Warnermedia Holdings Inc 4.279% 3/15/2032		135,000	121,275
Warnermedia Holdings Inc 5.141% 3/15/2052		141,000	108,830
			502,265
TOTAL COMMUNICATION SERVICES			935,368

Consumer Discretionary - 2.3%
Automobile Components - 0.0%
Adient Global Holdings Ltd 7.5% 2/15/2033 (c)		8,000	8,000
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (c)		5,000	5,116
			13,116
Automobiles - 0.2%
General Motors Co 5.4% 10/15/2029		40,000	40,452
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC CME Term SOFR 6 month Index + 6.0533%, 10.502% 10/15/2026 (b)(c)(d)		21,000	21,106
			61,558
Broadline Retail - 0.1%
CMG Media Corp 8.875% 6/18/2029 (c)		2,000	1,670
Kohl's Corp 4.25% 7/17/2025		6,000	5,947
Nordstrom Inc 4.375% 4/1/2030		8,000	7,341
Wayfair LLC 7.25% 10/31/2029 (c)		25,000	25,391
			40,349
Diversified Consumer Services - 0.0%
Sotheby's 7.375% 10/15/2027 (c)		15,000	14,867
StoneMor Inc 8.5% 5/15/2029 (c)		10,000	9,151
			24,018
Hotels, Restaurants & Leisure - 0.3%
Aramark Services Inc 5% 2/1/2028 (c)		5,000	4,914
Carnival Corp 5.75% 3/15/2030 (c)		20,000	20,064
Carnival Corp 6.125% 2/15/2033 (c)		10,000	10,065
ClubCorp Holdings Inc 8.5% 9/15/2025 (c)		15,000	14,703
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (c)		16,000	14,176
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (c)		5,000	5,012
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (c)		2,000	2,016
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (c)		5,000	5,076
Mohegan Tribal Gaming Authority 8% 2/1/2026 (c)		8,000	7,923
Royal Caribbean Cruises Ltd 5.5% 4/1/2028 (c)		2,000	2,009
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (c)		5,000	4,974
Royal Caribbean Cruises Ltd 6% 2/1/2033 (c)		5,000	5,056
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (c)		7,000	7,142
Yum! Brands Inc 4.625% 1/31/2032		14,000	13,166
			116,296
Household Durables - 0.1%
Beazer Homes USA Inc 7.5% 3/15/2031 (c)		5,000	5,006
Landsea Homes Corp 8.875% 4/1/2029 (c)		2,000	1,990
LGI Homes Inc 7% 11/15/2032 (c)		5,000	4,960
Newell Brands Inc 6.375% 5/15/2030		5,000	4,986
Newell Brands Inc 6.625% 5/15/2032		5,000	4,973
Newell Brands Inc 6.875% 4/1/2036 (n)		1,000	997
Newell Brands Inc 7% 4/1/2046 (n)		5,000	4,520
Tri Pointe Homes Inc 5.25% 6/1/2027		4,000	3,942
Tri Pointe Homes Inc 5.7% 6/15/2028		2,000	1,987
			33,361
Specialty Retail - 1.3%
Carvana Co 11% 6/1/2030 pay-in-kind (b)(c)		3,383	3,590
Carvana Co 14% 6/1/2031 pay-in-kind (b)(c)		7,305	8,304
Carvana Co 4.875% 9/1/2029 (c)		5,000	4,325
Carvana Co 5.625% 10/1/2025 (c)		15,000	14,888
Carvana Co 9% 12/1/2028 pay-in-kind (b)(c)		3,842	3,980
Champions Financing Inc 8.75% 2/15/2029 (c)		4,000	3,698
Home Depot Inc/The 3.25% 4/15/2032		130,000	118,471
LBM Acquisition LLC 6.25% 1/15/2029 (c)		12,000	11,045
Lowe's Cos Inc 3.75% 4/1/2032		130,000	121,323
Lowe's Cos Inc 4.25% 4/1/2052		130,000	104,831
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032		5,000	5,074
Staples Inc 10.75% 9/1/2029 (c)		6,000	5,730
Staples Inc 12.75% 1/15/2030 (c)		5,271	3,815
TJX Cos Inc/The 3.875% 4/15/2030		120,000	116,005
			525,079
Textiles, Apparel & Luxury Goods - 0.3%
Levi Strauss & Co 3.5% 3/1/2031 (c)		2,000	1,783
Tapestry Inc 3.05% 3/15/2032		140,000	122,136
			123,919
TOTAL CONSUMER DISCRETIONARY			937,696

Consumer Staples - 0.8%
Beverages - 0.0%
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (c)		7,000	6,973
Consumer Staples Distribution & Retail - 0.1%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (c)		8,000	7,724
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (c)(o)		5,000	5,062
C&S Group Enterprises LLC 5% 12/15/2028 (c)		6,000	5,034
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (c)		12,000	12,479
Performance Food Group Inc 4.25% 8/1/2029 (c)		6,000	5,655
Performance Food Group Inc 6.125% 9/15/2032 (c)		5,000	5,025
US Foods Inc 5.75% 4/15/2033 (c)		5,000	4,917
Walgreen Co 4.4% 9/15/2042		1,000	704
Walgreens Boots Alliance Inc 4.1% 4/15/2050		3,000	2,126
			48,726
Food Products - 0.7%
General Mills Inc 2.25% 10/14/2031		290,000	247,971
Post Holdings Inc 4.625% 4/15/2030 (c)		6,000	5,627
Post Holdings Inc 6.25% 10/15/2034 (c)		5,000	4,971
Post Holdings Inc 6.25% 2/15/2032 (c)		5,000	5,038
Post Holdings Inc 6.375% 3/1/2033 (c)		15,000	14,956
			278,563
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (c)		10,000	10,086
TOTAL CONSUMER STAPLES			344,348

Energy - 0.5%
Energy Equipment & Services - 0.0%
Archrock Partners LP / Archrock Partners Finance Corp 6.25% 4/1/2028 (c)		12,000	12,039
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (c)		4,000	4,049
Oceaneering International Inc 6% 2/1/2028		16,000	15,856
			31,944
Oil, Gas & Consumable Fuels - 0.5%
California Resources Corp 7.125% 2/1/2026 (c)		5,000	4,994
California Resources Corp 8.25% 6/15/2029 (c)		13,000	13,373
CNX Midstream Partners LP 4.75% 4/15/2030 (c)		7,000	6,522
CNX Resources Corp 6% 1/15/2029 (c)		6,000	5,954
CNX Resources Corp 7.25% 3/1/2032 (c)		10,000	10,243
CNX Resources Corp 7.375% 1/15/2031 (c)		5,000	5,137
CVR CHC LP 5.75% 2/15/2028 (c)		1,000	949
Expand Energy Corp 5.375% 3/15/2030		6,000	5,964
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033		9,000	9,090
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		11,000	11,068
Hess Midstream Operations LP 5.875% 3/1/2028 (c)		5,000	5,036
Murphy Oil USA Inc 3.75% 2/15/2031 (c)		5,000	4,472
Northern Oil & Gas Inc 8.125% 3/1/2028 (c)		10,000	10,148
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		31,000	29,661
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (c)		17,000	16,498
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (c)		12,000	11,996
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (c)		29,000	27,999
TransMontaigne Partners LLC 8.5% 6/15/2030 (c)		4,000	4,058
			183,162
TOTAL ENERGY			215,106

Financials - 4.6%
Banks - 1.8%
Bank of America Corp 2.687% 4/22/2032 (b)		70,000	61,591
Bank of America Corp 5.015% 7/22/2033 (b)		168,000	167,665
Bank of America Corp 6.204% 11/10/2028 (b)		50,000	51,889
Citigroup Inc 4.91% 5/24/2033 (b)		90,000	88,473
Fifth Third Bancorp 4.895% 9/6/2030 (b)		50,000	50,007
HAT Holdings I LLC / HAT Holdings II LLC 3.375% 6/15/2026 (c)		12,000	11,640
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (c)		12,000	12,505
JPMorgan Chase & Co 2.963% 1/25/2033 (b)		70,000	61,859
JPMorgan Chase & Co 4.586% 4/26/2033 (b)		142,000	138,591
JPMorgan Chase & Co 4.912% 7/25/2033 (b)		28,000	27,898
Santander Holdings USA Inc 5.807% 9/9/2026 (b)		35,000	35,189
Santander Holdings USA Inc 6.499% 3/9/2029 (b)		27,000	28,111
Western Alliance Bancorp 3% 6/15/2031 (b)		9,000	8,437
			743,855
Capital Markets - 1.2%
Coinbase Global Inc 3.625% 10/1/2031 (c)		4,000	3,467
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (b)		109,000	96,165
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (b)		130,000	127,399
Morgan Stanley 2.943% 1/21/2033 (b)		70,000	61,428
Morgan Stanley 4.889% 7/20/2033 (b)		68,000	67,216
State Street Corp 3.031% 11/1/2034 (b)		130,000	119,217
			474,892
Consumer Finance - 0.5%
Ally Financial Inc 2.2% 11/2/2028		140,000	127,196
Ally Financial Inc 6.646% 1/17/2040 (b)		7,000	6,955
Encore Capital Group Inc 8.5% 5/15/2030 (c)		10,000	10,523
OneMain Finance Corp 3.875% 9/15/2028		31,000	29,063
OneMain Finance Corp 6.625% 5/15/2029		5,000	5,096
PRA Group Inc 8.875% 1/31/2030 (c)		7,000	7,369
RFNA LP 7.875% 2/15/2030 (c)		5,000	5,094
SLM Corp 6.5% 1/31/2030		5,000	5,138
			196,434
Financial Services - 0.2%
Block Inc 3.5% 6/1/2031		41,000	36,405
Block Inc 6.5% 5/15/2032 (c)		8,000	8,163
Clue Opco LLC 9.5% 10/15/2031 (c)		2,000	2,062
NFE Financing LLC 12% 11/15/2029 (c)		4,548	4,494
Saks Global Enterprises LLC 11% 12/15/2029 (c)		5,000	4,616
WEX Inc 6.5% 3/15/2033 (c)		5,000	5,006
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (c)		8,000	8,270
			69,016
Insurance - 0.9%
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (c)		7,000	7,039
Equitable Financial Life Global Funding 1.3% 7/12/2026 (c)		200,000	191,874
Marsh & McLennan Cos Inc 2.375% 12/15/2031		210,000	180,313
			379,226
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Starwood Property Trust Inc 3.625% 7/15/2026 (c)		2,000	1,945
Starwood Property Trust Inc 6% 4/15/2030 (c)		5,000	4,964
Starwood Property Trust Inc 6.5% 7/1/2030 (c)		5,000	5,073
Starwood Property Trust Inc 7.25% 4/1/2029 (c)		10,000	10,400
			22,382
TOTAL FINANCIALS			1,885,805

Health Care - 2.4%
Biotechnology - 0.6%
Amgen Inc 3% 2/22/2029		260,000	245,432
Emergent BioSolutions Inc 3.875% 8/15/2028 (c)		3,000	2,409
			247,841
Health Care Providers & Services - 1.2%
AMN Healthcare Inc 4% 4/15/2029 (c)		10,000	9,131
CHS/Community Health Systems Inc 4.75% 2/15/2031 (c)		46,000	37,362
CHS/Community Health Systems Inc 5.25% 5/15/2030 (c)		10,000	8,476
Cigna Group/The 3.4% 3/15/2051		150,000	102,336
CVS Health Corp 6.75% 12/10/2054 (b)		27,000	26,998
CVS Health Corp 7% 3/10/2055 (b)		19,000	19,172
DaVita Inc 3.75% 2/15/2031 (c)		20,000	17,547
DaVita Inc 6.875% 9/1/2032 (c)		10,000	10,158
Encompass Health Corp 4.625% 4/1/2031		10,000	9,412
HAH Group Holding Co LLC 9.75% 10/1/2031 (c)		2,000	1,927
Humana Inc 3.7% 3/23/2029		130,000	124,438
ModivCare Inc 5% 10/1/2029 (c)		2,000	725
Molina Healthcare Inc 6.25% 1/15/2033 (c)		7,000	6,918
Owens & Minor Inc 6.625% 4/1/2030 (c)		10,000	9,214
Pediatrix Medical Group Inc 5.375% 2/15/2030 (c)		12,000	11,616
Prime Healthcare Services Inc 9.375% 9/1/2029 (c)		5,000	4,734
Radiology Partners Inc 7.775% 1/31/2029 pay-in-kind (b)(c)		7,600	7,562
Radiology Partners Inc 9.781% 2/15/2030 pay-in-kind (b)(c)		1,048	993
Tenet Healthcare Corp 6.125% 10/1/2028		57,000	56,965
Tenet Healthcare Corp 6.125% 6/15/2030		5,000	5,009
US Acute Care Solutions LLC 9.75% 5/15/2029 (c)		8,000	8,178
			478,871
Health Care Technology - 0.0%
IQVIA Inc 5% 10/15/2026 (c)		2,000	1,988
IQVIA Inc 5% 5/15/2027 (c)		7,000	6,933
			8,921
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International Inc 3.75% 3/15/2029 (c)		3,000	2,803
Charles River Laboratories International Inc 4.25% 5/1/2028 (c)		35,000	33,631
			36,434
Pharmaceuticals - 0.5%
Bristol-Myers Squibb Co 2.95% 3/15/2032		70,000	62,408
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (c)		17,000	15,491
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (c)		4,000	4,055
Zoetis Inc 2% 5/15/2030		140,000	122,898
			204,852
TOTAL HEALTH CARE			976,919

Industrials - 1.9%
Aerospace & Defense - 0.0%
TransDigm Inc 6% 1/15/2033 (c)		5,000	4,950
TransDigm Inc 6.375% 3/1/2029 (c)		5,000	5,066
			10,016
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (c)		10,000	10,274
Stonepeak Nile Parent LLC 7.25% 3/15/2032 (c)		5,000	5,139
			15,413
Building Products - 0.4%
Advanced Drainage Systems Inc 6.375% 6/15/2030 (c)		5,000	5,064
BCPE Ulysses Intermediate Inc 7.75% 4/1/2027 pay-in-kind (b)(c)		3,000	2,949
Builders FirstSource Inc 6.375% 3/1/2034 (c)		5,000	5,061
Carrier Global Corp 2.493% 2/15/2027		130,000	125,177
Carrier Global Corp 5.9% 3/15/2034		3,000	3,171
Carrier Global Corp 6.2% 3/15/2054		2,000	2,176
Cornerstone Building Brands Inc 6.125% 1/15/2029 (c)		8,000	6,184
Oscar AcquisitionCo LLC / Oscar Finance Inc 9.5% 4/15/2030 (c)		5,000	4,885
			154,667
Commercial Services & Supplies - 0.3%
Artera Services LLC 8.5% 2/15/2031 (c)		38,000	38,035
Brand Industrial Services Inc 10.375% 8/1/2030 (c)		23,000	23,425
Neptune Bidco US Inc 9.29% 4/15/2029 (c)		8,000	7,160
Reworld Holding Corp 4.875% 12/1/2029 (c)		38,000	35,809
			104,429
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/2027		20,000	19,970
Amsted Industries Inc 6.375% 3/15/2033 (c)(o)		5,000	5,014
			24,984
Electrical Equipment - 0.0%
Atkore Inc 4.25% 6/1/2031 (c)		8,000	7,106
Sensata Technologies BV 4% 4/15/2029 (c)		8,000	7,438
WESCO Distribution Inc 6.375% 3/15/2033 (c)		5,000	5,047
			19,591
Industrial Conglomerates - 0.8%
Honeywell International Inc 1.75% 9/1/2031		140,000	117,233
Trane Technologies Financing Ltd 3.8% 3/21/2029		130,000	125,958
Trane Technologies Financing Ltd 5.25% 3/3/2033		50,000	50,929
			294,120
Machinery - 0.3%
Chart Industries Inc 9.5% 1/1/2031 (c)		5,000	5,372
Otis Worldwide Corp 2.565% 2/15/2030		140,000	126,560
Terex Corp 6.25% 10/15/2032 (c)		10,000	9,936
			141,868
Passenger Airlines - 0.0%
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 8% 9/20/2025 (c)		2,000	1,730
Trading Companies & Distributors - 0.0%
Beacon Roofing Supply Inc 6.5% 8/1/2030 (c)		2,000	2,057
Foundation Building Materials Inc 6% 3/1/2029 (c)		3,000	2,655
United Rentals North America Inc 6.125% 3/15/2034 (c)		5,000	5,056
			9,768
TOTAL INDUSTRIALS			776,586

Information Technology - 1.2%
Communications Equipment - 0.0%
Viasat Inc 5.625% 9/15/2025 (c)		8,000	7,943
Viasat Inc 6.5% 7/15/2028 (c)		3,000	2,595
Viasat Inc 7.5% 5/30/2031 (c)		3,000	2,248
			12,786
Electronic Equipment, Instruments & Components - 0.3%
Dell International LLC / EMC Corp 6.2% 7/15/2030		110,000	116,892
Insight Enterprises Inc 6.625% 5/15/2032 (c)		5,000	5,089
TTM Technologies Inc 4% 3/1/2029 (c)		4,000	3,747
			125,728
IT Services - 0.1%
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (c)		26,000	24,097
Semiconductors & Semiconductor Equipment - 0.5%
Entegris Inc 3.625% 5/1/2029 (c)		33,000	30,592
Entegris Inc 5.95% 6/15/2030 (c)		27,000	27,052
Micron Technology Inc 2.703% 4/15/2032		140,000	120,074
ON Semiconductor Corp 3.875% 9/1/2028 (c)		17,000	16,081
Wolfspeed Inc 7.9583% 6/23/2030 (c)(g)(i)(n)		5,006	4,875
			198,674
Software - 0.2%
Cloud Software Group Inc 6.5% 3/31/2029 (c)		6,000	5,902
Cloud Software Group Inc 8.25% 6/30/2032 (c)		5,000	5,184
Cloud Software Group Inc 9% 9/30/2029 (c)		24,000	24,529
Elastic NV 4.125% 7/15/2029 (c)		17,000	16,043
Gen Digital Inc 6.25% 4/1/2033 (c)		5,000	5,006
Gen Digital Inc 7.125% 9/30/2030 (c)		12,000	12,375
NCR Voyix Corp 5.125% 4/15/2029 (c)		2,000	1,922
Rackspace Finance LLC 3.5% 5/15/2028 (c)		3,340	1,835
UKG Inc 6.875% 2/1/2031 (c)		5,000	5,132
			77,928
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman 4.125% 1/15/2031		6,000	5,451
Seagate HDD Cayman 5.75% 12/1/2034		4,000	3,929
Seagate HDD Cayman 8.25% 12/15/2029		5,000	5,354
Western Digital Corp 2.85% 2/1/2029		8,000	7,283
Western Digital Corp 3.1% 2/1/2032		9,000	7,693
Western Digital Corp 4.75% 2/15/2026		1,000	989
			30,699
TOTAL INFORMATION TECHNOLOGY			469,912

Materials - 1.0%
Chemicals - 0.6%
Chemours Co/The 4.625% 11/15/2029 (c)		32,000	28,432
GPD Cos Inc 10.125% 4/1/2026 (c)		4,000	3,713
International Flavors & Fragrances Inc 2.3% 11/1/2030 (c)		150,000	129,743
Kobe US Midco 2 Inc 9.25% 11/1/2026 pay-in-kind (b)(c)		8,937	8,011
Mativ Holdings Inc 8% 10/1/2029 (c)		5,000	4,631
Methanex US Operations Inc 6.25% 3/15/2032 (c)		5,000	5,011
Olin Corp 5% 2/1/2030		5,000	4,759
Olin Corp 6.625% 4/1/2033 (c)(o)		15,000	15,000
Olympus Water US Holding Corp 6.25% 10/1/2029 (c)		19,000	18,080
Olympus Water US Holding Corp 9.75% 11/15/2028 (c)		4,000	4,210
			221,590
Construction Materials - 0.0%
Quikrete Holdings Inc 6.375% 3/1/2032 (c)		15,000	15,218
Quikrete Holdings Inc 6.75% 3/1/2033 (c)		5,000	5,076
			20,294
Containers & Packaging - 0.3%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (c)		35,000	30,561
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (c)		2,000	1,990
Berry Global Inc 4.5% 2/15/2026 (c)		10,000	9,916
Berry Global Inc 5.625% 7/15/2027 (c)		33,000	32,993
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (c)		10,000	10,101
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (c)		5,000	5,094
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (c)		7,000	7,106
Crown Americas LLC / Crown Americas Capital Corp VI 4.75% 2/1/2026		11,000	10,916
Graphic Packaging International LLC 6.375% 7/15/2032 (c)		6,000	6,086
Sealed Air Corp 6.5% 7/15/2032 (c)		10,000	10,249
			125,012
Metals & Mining - 0.1%
ATI Inc 4.875% 10/1/2029		16,000	15,377
ATI Inc 7.25% 8/15/2030		5,000	5,199
Novelis Inc 6.875% 1/30/2030 (c)		15,000	15,334
			35,910
TOTAL MATERIALS			402,806

Real Estate - 3.3%
Diversified REITs - 0.6%
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (c)		36,000	32,376
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (c)		15,000	16,016
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (c)		1,000	929
WP Carey Inc 2.45% 2/1/2032		220,000	186,770
			236,091
Health Care REITs - 0.5%
Alexandria Real Estate Equities Inc 2% 5/18/2032		220,000	179,993
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		5,000	3,880
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		23,000	20,699
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (c)		5,000	5,130
Omega Healthcare Investors Inc 3.25% 4/15/2033		4,000	3,432
			213,134
Hotel & Resort REITs - 0.0%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (c)		5,000	5,107
Industrial REITs - 0.5%
Prologis LP 2.875% 11/15/2029		200,000	186,152
Office REITs - 1.1%
Boston Properties LP 2.45% 10/1/2033		220,000	173,534
Boston Properties LP 6.75% 12/1/2027		19,000	19,883
COPT Defense Properties LP 2% 1/15/2029		150,000	133,675
Hudson Pacific Properties LP 5.95% 2/15/2028		122,000	108,103
			435,195
Real Estate Management & Development - 0.4%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (c)		2,400	2,217
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (c)		6,000	4,936
CBRE Services Inc 2.5% 4/1/2031		140,000	121,320
Howard Hughes Corp/The 4.375% 2/1/2031 (c)		10,000	8,916
Taylor Morrison Communities Inc 5.125% 8/1/2030 (c)		19,000	18,458
			155,847
Retail REITs - 0.2%
Brixmor Operating Partnership LP 5.75% 2/15/2035		90,000	92,828
Specialized REITs - 0.0%
American Tower Corp 5% 1/31/2030		2,000	2,017
Iron Mountain Inc 4.875% 9/15/2027 (c)		10,000	9,840
			11,857
TOTAL REAL ESTATE			1,336,211

Utilities - 4.9%
Electric Utilities - 2.4%
Consolidated Edison Co of New York Inc 3.35% 4/1/2030		190,000	179,194
DPL Inc 4.125% 7/1/2025		1,000	993
DPL Inc 4.35% 4/15/2029		33,000	31,227
Duke Energy Carolinas LLC 3.95% 11/15/2028		170,000	167,253
Edison International 7.875% 6/15/2054 (b)		10,000	9,749
Edison International 8.125% 6/15/2053 (b)		5,000	4,926
Northern States Power Co/MN 2.25% 4/1/2031		210,000	183,001
NRG Energy Inc 5.75% 7/15/2029 (c)		16,000	15,799
NRG Energy Inc 6% 2/1/2033 (c)		5,000	4,943
NRG Energy Inc 6.25% 11/1/2034 (c)		5,000	5,017
Oncor Electric Delivery Co LLC 4.15% 6/1/2032		130,000	123,965
PG&E Corp 5% 7/1/2028		4,000	3,896
PG&E Corp 7.375% 3/15/2055 (b)		12,000	11,860
Wisconsin Electric Power Co 4.75% 9/30/2032		160,000	160,006
XPLR Infrastructure Operating Partners LP 4.5% 9/15/2027 (c)		2,000	1,911
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (c)		15,000	14,900
			918,640
Independent Power and Renewable Electricity Producers - 1.0%
AES Corp/The 1.375% 1/15/2026		140,000	135,843
AES Corp/The 2.45% 1/15/2031		228,000	195,207
AES Corp/The 6.95% 7/15/2055 (b)		13,000	12,603
Sunnova Energy Corp 5.875% 9/1/2026 (c)		15,000	11,305
TerraForm Power Operating LLC 4.75% 1/15/2030 (c)		35,000	32,920
			387,878
Multi-Utilities - 1.5%
Dominion Energy Inc 2.25% 8/15/2031		220,000	186,501
NiSource Inc 1.7% 2/15/2031		230,000	192,699
NiSource Inc 5.35% 4/1/2034		70,000	70,904
Puget Energy Inc 4.224% 3/15/2032		190,000	177,176
			627,280
TOTAL UTILITIES			1,933,798

TOTAL UNITED STATES			10,214,555
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 6.875% 10/15/2027 (c)		18,000	18,045
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $14,683,792)			14,286,561

Preferred Securities - 0.4%
		Principal Amount (a)	Value ($)
SPAIN - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Telefonica Europe BV 2.502% (b)(m)(p)	EUR	100,000	103,581
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.0%
Citigroup Inc 6.95% (b)(p)		5,000	5,053
JPMorgan Chase & Co 6.5% (b)(p)		5,000	5,139
Wells Fargo & Co 6.85% (b)(p)		5,000	5,236
			15,428
Capital Markets - 0.0%
Goldman Sachs Group Inc/The 6.85% (b)(p)		5,000	5,136
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (b)(p)		1,000	909
Ally Financial Inc 4.7% (b)(p)		17,000	16,490
Discover Financial Services 5.5% (b)(p)		5,000	4,976
			22,375
Insurance - 0.0%
Alliant Holdings LP 10.5% (b)(i)(p)		2,056	2,074
TOTAL FINANCIALS			45,013

Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Aircastle Ltd 5.25% (b)(c)(p)		2,000	2,016
Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (b)(p)		2,000	1,874
TOTAL UNITED STATES			48,903
TOTAL PREFERRED SECURITIES (Cost $149,222)			152,484

U.S. Government Agency - Mortgage Securities - 21.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 21.2%
Fannie Mae 2.5% 1/1/2052	28,735	24,221
Fannie Mae 2.5% 6/1/2052	108,320	92,116
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	35,444	32,188
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	44,953	38,705
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	295,473	236,723
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	24,670	19,742
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	43,097	36,179
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	43,107	36,147
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	41,986	35,429
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	33,271	28,086
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	154,124	135,297
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	19,201	16,844
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	17,826	15,637
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	42,329	37,251
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	74,637	65,427
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	47,692	42,745
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	19,573	17,157
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	94,742	87,717
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	54,468	49,953
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	21,965	20,847
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	40,187	38,107
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2054	202,093	199,052
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	42,138	42,057
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	43,217	42,729
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	92,399	92,749
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	48,493	48,676
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	294,548	295,110
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	74,547	77,600
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	49,972	51,487
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	83,726	85,349
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	48,432	49,371
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	97,388	99,246
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	16,595	17,131
Freddie Mac Gold Pool 1.5% 4/1/2051	111,573	84,883
Freddie Mac Gold Pool 2% 7/1/2035	76,016	69,270
Freddie Mac Gold Pool 2.5% 12/1/2051	86,596	72,614
Freddie Mac Gold Pool 2.5% 3/1/2050	19,368	16,349
Freddie Mac Gold Pool 2.5% 4/1/2047	45,436	38,483
Freddie Mac Gold Pool 2.5% 7/1/2036	57,407	53,586
Freddie Mac Gold Pool 2.5% 8/1/2052	89,604	75,051
Freddie Mac Gold Pool 3% 1/1/2052	19,583	17,166
Freddie Mac Gold Pool 3% 5/1/2035	108,690	103,958
Freddie Mac Gold Pool 3% 6/1/2052	20,485	17,951
Freddie Mac Gold Pool 3.5% 7/1/2052	99,991	90,796
Freddie Mac Gold Pool 4% 10/1/2052	38,144	36,241
Freddie Mac Gold Pool 4% 2/1/2053	92,915	88,105
Freddie Mac Gold Pool 4% 5/1/2050	21,535	20,405
Freddie Mac Gold Pool 4.5% 11/1/2052	131,897	127,251
Freddie Mac Gold Pool 4.5% 9/1/2053	71,483	68,920
Freddie Mac Gold Pool 5% 12/1/2052	42,088	41,915
Freddie Mac Gold Pool 5.5% 1/1/2055	40,238	40,944
Ginnie Mae I Pool 3.5% 10/20/2054	49,624	45,539
Ginnie Mae I Pool 4% 10/20/2052	91,616	86,614
Ginnie Mae I Pool 4.5% 4/20/2053	92,063	89,222
Ginnie Mae I Pool 5% 10/20/2054	49,893	49,292
Ginnie Mae I Pool 5.5% 10/20/2054	50,000	50,182
Ginnie Mae II Pool 2% 1/20/2051	91,542	75,203
Ginnie Mae II Pool 2% 10/20/2050	93,205	76,621
Ginnie Mae II Pool 2% 11/20/2050	46,941	38,589
Ginnie Mae II Pool 2% 2/20/2051	20,000	16,441
Ginnie Mae II Pool 2% 2/20/2052	166,666	136,985
Ginnie Mae II Pool 2% 3/1/2055 (o)	50,000	41,062
Ginnie Mae II Pool 2% 3/20/2052	71,584	58,836
Ginnie Mae II Pool 2% 4/1/2055 (o)	50,000	41,074
Ginnie Mae II Pool 2.5% 5/20/2052	142,316	122,103
Ginnie Mae II Pool 2.5% 8/20/2051	189,668	162,642
Ginnie Mae II Pool 3% 3/1/2055 (o)	250,000	222,530
Ginnie Mae II Pool 3% 4/1/2055 (o)	100,000	88,993
Ginnie Mae II Pool 3.5% 3/1/2055 (o)	125,000	114,697
Ginnie Mae II Pool 3.5% 4/1/2055 (o)	100,000	91,699
Ginnie Mae II Pool 5.5% 3/1/2055 (o)	200,000	200,560
Ginnie Mae II Pool 5.5% 4/1/2055 (o)	150,000	150,273
Ginnie Mae II Pool 6% 3/1/2055 (o)	300,000	304,072
Ginnie Mae II Pool 6% 4/1/2055 (o)	200,000	202,496
Ginnie Mae II Pool 6.5% 3/1/2055 (o)	200,000	203,971
Uniform Mortgage Backed Securities 2% 3/1/2040 (o)	50,000	45,137
Uniform Mortgage Backed Securities 2% 3/1/2055 (o)	1,025,000	819,760
Uniform Mortgage Backed Securities 2% 4/1/2055 (o)	925,000	740,289
Uniform Mortgage Backed Securities 2.5% 3/1/2055 (o)	250,000	209,023
Uniform Mortgage Backed Securities 3% 3/1/2055 (o)	50,000	43,580
Uniform Mortgage Backed Securities 3.5% 3/1/2055 (o)	100,000	90,688
Uniform Mortgage Backed Securities 5.5% 3/1/2055 (o)	75,000	75,094
Uniform Mortgage Backed Securities 6% 3/1/2055 (o)	200,000	203,234
Uniform Mortgage Backed Securities 6.5% 3/1/2055 (o)	425,000	437,783
TOTAL UNITED STATES		8,605,247
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $8,520,791)		8,605,247

U.S. Treasury Obligations - 36.3%
	Yield (%) (q)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.25% 2/15/2052	2.81	1,950,000	1,253,028
US Treasury Bonds 2.25% 5/15/2041 (r)	3.80 to 4.31	60,000	44,770
US Treasury Bonds 2.875% 5/15/2052	3.07 to 3.19	250,000	184,766
US Treasury Bonds 3.25% 5/15/2042	3.24	200,000	170,344
US Treasury Bonds 3.375% 8/15/2042	3.46 to 4.28	700,000	605,227
US Treasury Bonds 4% 11/15/2042	3.84	100,000	94,020
US Treasury Bonds 4.125% 8/15/2053	4.18	100,000	93,777
US Treasury Bonds 4.25% 2/15/2054	4.37 to 4.78	645,000	618,721
US Treasury Bonds 4.25% 8/15/2054	3.96 to 4.66	325,500	312,785
US Treasury Bonds 4.5% 11/15/2054	4.55 to 4.78	531,000	532,410
US Treasury Bonds 4.625% 2/15/2055	4.54	258,000	264,087
US Treasury Bonds 4.625% 5/15/2054	4.49 to 4.66	571,000	583,156
US Treasury Notes 3.375% 5/15/2033	3.64 to 4.04	1,445,000	1,367,671
US Treasury Notes 3.625% 9/30/2031	3.63 to 4.00	883,000	859,235
US Treasury Notes 3.75% 12/31/2030	4.08	940,000	924,725
US Treasury Notes 3.75% 8/31/2031	3.62 to 3.65	310,000	303,945
US Treasury Notes 3.875% 8/15/2033	4.52 to 4.66	500,000	489,824
US Treasury Notes 3.875% 8/15/2034	3.64 to 4.27	916,000	893,131
US Treasury Notes 4% 1/31/2029	4.02 to 4.05	1,050,000	1,049,918
US Treasury Notes 4% 2/15/2034	3.68 to 4.57	253,000	249,551
US Treasury Notes 4% 6/30/2028	4.04 to 4.25	250,000	250,146
US Treasury Notes 4% 7/31/2029	3.83	300,000	299,841
US Treasury Notes 4.125% 7/31/2031	3.77 to 3.82	326,000	326,635
US Treasury Notes 4.25% 11/15/2034	4.22 to 4.49	546,000	548,133
US Treasury Notes 4.25% 6/30/2029	4.35	15,000	15,141
US Treasury Notes 4.25% 6/30/2031	4.25	222,000	224,012
US Treasury Notes 4.375% 1/31/2032	4.43 to 4.46	205,000	208,363
US Treasury Notes 4.375% 11/30/2030	3.91 to 4.35	913,000	927,515
US Treasury Notes 4.375% 5/15/2034	4.22 to 4.30	100,000	101,414
US Treasury Notes 4.5% 12/31/2031	4.43 to 4.52	385,000	394,144
US Treasury Notes 4.625% 9/30/2030	5.01	300,000	308,508
US Treasury Notes 4.875% 10/31/2030	4.91	200,000	208,234
TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,363,078)			14,707,177

Money Market Funds - 7.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (s) (Cost $3,013,945)	4.35	3,013,343	3,013,945

TOTAL INVESTMENT IN SECURITIES - 110.1% (Cost $45,698,507)	44,746,950
NET OTHER ASSETS (LIABILITIES) - (10.1)%	(4,129,845)
NET ASSETS - 100.0%	40,617,105

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 3/1/2055	(50,000)	(41,062)
Ginnie Mae II Pool 3% 3/1/2055	(100,000)	(89,012)
Ginnie Mae II Pool 3.5% 3/1/2055	(100,000)	(91,757)
Ginnie Mae II Pool 5.5% 3/1/2055	(150,000)	(150,420)
Ginnie Mae II Pool 6% 3/1/2055	(200,000)	(202,715)
Uniform Mortgage Backed Securities 2% 3/1/2055	(925,000)	(739,783)
Uniform Mortgage Backed Securities 2.5% 3/1/2055	(100,000)	(83,609)
Uniform Mortgage Backed Securities 3.5% 3/1/2055	(100,000)	(90,688)
Uniform Mortgage Backed Securities 5.5% 3/1/2055	(50,000)	(50,062)
Uniform Mortgage Backed Securities 6.5% 3/1/2055	(100,000)	(103,008)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(1,642,116)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,621,006)		(1,642,116)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2 Year US Treasury Notes Contracts (United States)	1	Jun 2025	206,969	1,240	1,240
CBOT 5 Year US Treasury Notes Contracts (United States)	6	Jun 2025	647,625	9,649	9,649
CBOT US Treasury Long Term Note Contracts (United States)	1	Jun 2025	118,094	3,639	3,639
CBOT Ultra 10 Year US Treasury Note Contracts (United States)	2	Jun 2025	228,500	5,672	5,672

TOTAL PURCHASED					20,200

Sold

Interest Rate Contracts
Eurex Euro-Bobl Contracts (Germany)	4	Mar 2025	489,214	4,997	4,997
Eurex Euro-Bund Contracts (Germany)	2	Mar 2025	276,329	7,518	7,518

TOTAL SOLD					12,515

TOTAL FUTURES CONTRACTS					32,715
The notional amount of futures purchased as a percentage of Net Assets is 3.0%
The notional amount of futures sold as a percentage of Net Assets is 1.9%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	105,000	USD	108,865	Brown Brothers Harriman & Co	4/10/25	271
EUR	12,000	USD	12,412	JPMorgan Chase Bank NA	4/10/25	61
USD	8,330	EUR	8,000	Bank of America NA	4/10/25	15
USD	7,295	EUR	7,000	Bank of America NA	4/10/25	19
USD	2,262,120	EUR	2,167,000	Citibank NA	4/10/25	9,765
USD	5,228	EUR	5,000	JPMorgan Chase Bank NA	4/10/25	31
USD	90,237	EUR	86,000	JPMorgan Chase Bank NA	4/10/25	849
USD	1,259	GBP	1,000	BNP Paribas SA	3/04/25	1
USD	182,671	GBP	146,000	BNP Paribas SA	4/10/25	(966)
USD	36,028	GBP	29,000	BNP Paribas SA	4/10/25	(448)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						9,598
Unrealized Appreciation						11,012
Unrealized Depreciation						(1,414)

Currency Abbreviations
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,287,280 or 17.9% of net assets.

(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(f)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(g)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $3,567 and $3,481, respectively.

(h)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $3,430 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(i)	Level 3 security
(j)	Non-income producing
(k)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(l)	Principal Only Strips represent the right to receive the monthly principal payments.
(m)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,400,092 or 5.9% of net assets.

(n)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(o)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(p)	Security is perpetual in nature with no stated maturity date.
(q)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(r)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $44,770.
(s)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
New Fortress Energy Inc	2025-05-22

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,607,924	6,197,295	7,791,274	72,185	-	-	3,013,945	3,013,343	0.0%
Total	4,607,924	6,197,295	7,791,274	72,185	-	-	3,013,945	3,013,343

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	3,186,834	-	3,186,834	-

Bank Loan Obligations
Communication Services	4,719	-	4,719	-
Consumer Discretionary	80,293	-	80,293	-
Consumer Staples	3,992	-	3,992	-
Energy	9,250	-	9,250	-
Financials	8,908	-	8,908	-
Health Care	12,392	-	12,392	-
Industrials	25,170	-	25,170	-
Information Technology	32,882	-	32,882	-
Materials	16,450	-	16,450	-
Utilities	26,254	-	26,254	-

Commercial Mortgage Securities	420,752	-	420,752	-

Common Stocks
Energy	3,430	3,430	-	-
Health Care	3,470	-	-	3,470

Convertible Corporate Bonds
Communication Services	15,556	-	15,556	-
Information Technology	19,851	-	19,851	-
Real Estate	12,780	-	12,780	-
Utilities	8,789	-	8,789	-

Foreign Government and Government Agency Obligations	89,764	-	89,764	-

Non-Convertible Corporate Bonds
Communication Services	1,166,424	-	1,166,424	-
Consumer Discretionary	1,074,591	-	1,074,591	-
Consumer Staples	558,672	-	558,672	-
Energy	316,819	-	316,819	-
Financials	3,784,068	-	3,784,068	-
Health Care	1,111,640	-	1,111,640	-
Industrials	815,967	-	815,967	-
Information Technology	644,196	-	639,321	4,875
Materials	554,389	-	554,389	-
Real Estate	1,640,131	-	1,640,131	-
Utilities	2,619,664	-	2,619,664	-

Preferred Securities
Communication Services	103,581	-	103,581	-
Financials	45,013	-	42,939	2,074
Industrials	2,016	-	2,016	-
Utilities	1,874	-	1,874	-

U.S. Government Agency - Mortgage Securities	8,605,247	-	8,605,247	-

U.S. Treasury Obligations	14,707,177	-	14,707,177	-

Money Market Funds	3,013,945	3,013,945	-	-
Total Investments in Securities:	44,746,950	3,017,375	41,719,156	10,419
Derivative Instruments:

Assets
Futures Contracts	32,715	32,715	-	-
Forward Foreign Currency Contracts	11,012	-	11,012	-
Total Assets	43,727	32,715	11,012	-

Liabilities
Forward Foreign Currency Contracts	(1,414)	-	(1,414)	-
Total Liabilities	(1,414)	-	(1,414)	-
Total Derivative Instruments:	42,313	32,715	9,598	-
Other Financial Instruments:

TBA Sale Commitments	(1,642,116)	-	(1,642,116)	-
Total Other Financial Instruments:	(1,642,116)	-	(1,642,116)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	11,012	(1,414)
Total Foreign Exchange Risk	11,012	(1,414)
Interest Rate Risk
Futures Contracts (b)	32,715	0
Total Interest Rate Risk	32,715	0
Total Value of Derivatives	43,727	(1,414)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $42,684,562)	$41,733,005
Fidelity Central Funds (cost $3,013,945)	3,013,945

Total Investment in Securities (cost $45,698,507)		$44,746,950
Cash		38,411
Foreign currency held at value (cost $17,632)		17,763
Receivable for investments sold		345,182
Receivable for TBA sale commitments		1,621,006
Unrealized appreciation on forward foreign currency contracts		11,012
Receivable for fund shares sold		3,928
Interest receivable		324,648
Distributions receivable from Fidelity Central Funds		9,572
Receivable for daily variation margin on futures contracts		1,531
Receivable from investment adviser for expense reductions		544
Other receivables		27
Total assets		47,120,574
Liabilities
Payable for investments purchased
Regular delivery	$544,480
Delayed delivery	4,276,670
TBA sale commitments, at value	1,642,116
Unrealized depreciation on forward foreign currency contracts	1,414
Payable for fund shares redeemed	3,784
Distributions payable	18,994
Accrued management fee	11,538
Distribution and service plan fees payable	1,517
Other affiliated payables	2,956
Total liabilities		6,503,469
Net Assets		$40,617,105
Net Assets consist of:
Paid in capital		$42,230,901
Total accumulated earnings (loss)		(1,613,796)
Net Assets		$40,617,105

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,805,956 ÷ 193,036 shares)(a)		$9.36
Maximum offering price per share (100/96.00 of $9.36)		$9.75
Class M :
Net Asset Value and redemption price per share ($1,246,674 ÷ 133,258 shares)(a)		$9.36
Maximum offering price per share (100/96.00 of $9.36)		$9.75
Class C :
Net Asset Value and offering price per share ($1,085,394 ÷ 116,030 shares)(a)		$9.35
Fidelity Sustainable Core Plus Bond Fund :
Net Asset Value, offering price and redemption price per share ($26,669,977 ÷ 2,850,678 shares)		$9.36
Class I :
Net Asset Value, offering price and redemption price per share ($1,214,240 ÷ 129,786 shares)		$9.36
Class Z :
Net Asset Value, offering price and redemption price per share ($8,594,864 ÷ 918,646 shares)		$9.36
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Dividends		$1,237
Interest		853,688
Income from Fidelity Central Funds		72,185
Total income		927,110
Expenses
Management fee	$69,455
Transfer agent fees	18,258
Distribution and service plan fees	9,262
Independent trustees' fees and expenses	53
Total expenses before reductions	97,028
Expense reductions	(3,245)
Total expenses after reductions		93,783
Net Investment income (loss)		833,327
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(119,657)
Forward foreign currency contracts	91,357
Foreign currency transactions	554
Futures contracts	(39,466)
Total net realized gain (loss)		(67,212)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(387,898)
Forward foreign currency contracts	13,467
Assets and liabilities in foreign currencies	(1,148)
Futures contracts	36,698
TBA Sale commitments	5,088
Total change in net unrealized appreciation (depreciation)		(333,793)
Net gain (loss)		(401,005)
Net increase (decrease) in net assets resulting from operations		$432,322
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$833,327	$1,512,788
Net realized gain (loss)	(67,212)	(293,565)
Change in net unrealized appreciation (depreciation)	(333,793)	1,397,579
Net increase (decrease) in net assets resulting from operations	432,322	2,616,802
Distributions to shareholders	(792,005)	(1,344,931)

Share transactions - net increase (decrease)	1,714,188	4,992,258
Total increase (decrease) in net assets	1,354,505	6,264,129

Net Assets
Beginning of period	39,262,600	32,998,471
End of period	$40,617,105	$39,262,600

Financial Highlights
Fidelity Advisor® Sustainable Core Plus Bond Fund Class A

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.43	$9.11	$9.51	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.187	.380	.340	.094
Net realized and unrealized gain (loss)	(.080)	.276	(.408)	(.508)
Total from investment operations	.107	.656	(.068)	(.414)
Distributions from net investment income	(.177)	(.336)	(.332)	(.076)
Total distributions	(.177)	(.336)	(.332)	(.076)
Net asset value, end of period	$9.36	$9.43	$9.11	$9.51
Total Return D,E,F	1.16%	7.38%	(.70)%	(4.15)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.68% I	.68%	.68%	.65% I
Expenses net of fee waivers, if any	.68 % I	.68%	.68%	.65% I
Expenses net of all reductions	.67% I	.68%	.67%	.65% I
Net investment income (loss)	4.04% I	4.16%	3.68%	2.54% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,806	$2,063	$1,279	$1,226
Portfolio turnover rate J	238 % I	334%	266%	118% I,K

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Fidelity Advisor® Sustainable Core Plus Bond Fund Class M

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.43	$9.11	$9.51	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.183	.380	.342	.095
Net realized and unrealized gain (loss)	(.080)	.276	(.408)	(.509)
Total from investment operations	.103	.656	(.066)	(.414)
Distributions from net investment income	(.173)	(.336)	(.334)	(.076)
Total distributions	(.173)	(.336)	(.334)	(.076)
Net asset value, end of period	$9.36	$9.43	$9.11	$9.51
Total Return D,E,F	1.12%	7.39%	(.68)%	(4.15)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.75% I	.68%	.66%	.65% I
Expenses net of fee waivers, if any	.75 % I	.68%	.66%	.65% I
Expenses net of all reductions	.74% I	.67%	.65%	.65% I
Net investment income (loss)	3.97% I	4.17%	3.71%	2.54% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,247	$1,305	$1,016	$1,020
Portfolio turnover rate J	238 % I	334%	266%	118% I,K

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Fidelity Advisor® Sustainable Core Plus Bond Fund Class C

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.43	$9.11	$9.51	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.150	.313	.273	.067
Net realized and unrealized gain (loss)	(.090)	.276	(.408)	(.508)
Total from investment operations	.060	.589	(.135)	(.441)
Distributions from net investment income	(.140)	(.269)	(.265)	(.049)
Total distributions	(.140)	(.269)	(.265)	(.049)
Net asset value, end of period	$9.35	$9.43	$9.11	$9.51
Total Return D,E,F	.65%	6.60%	(1.42)%	(4.41)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.47% I	1.41%	1.40%	1.39% I
Expenses net of fee waivers, if any	1.47 % I	1.41%	1.40%	1.39% I
Expenses net of all reductions	1.47% I	1.40%	1.40%	1.39% I
Net investment income (loss)	3.25% I	3.44%	2.96%	1.79% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,085	$1,071	$956	$955
Portfolio turnover rate J	238 % I	334%	266%	118% I,K

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Fidelity® Sustainable Core Plus Bond Fund

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.43	$9.11	$9.51	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.197	.401	.360	.102
Net realized and unrealized gain (loss)	(.080)	.276	(.407)	(.509)
Total from investment operations	.117	.677	(.047)	(.407)
Distributions from net investment income	(.187)	(.357)	(.353)	(.083)
Total distributions	(.187)	(.357)	(.353)	(.083)
Net asset value, end of period	$9.36	$9.43	$9.11	$9.51
Total Return D,E	1.27%	7.63%	(.47)%	(4.08)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.45% H	.45%	.45%	.45% H
Expenses net of fee waivers, if any	.45 % H	.45%	.45%	.45% H
Expenses net of all reductions	.45% H	.45%	.44%	.44% H
Net investment income (loss)	4.26% H	4.39%	3.91%	2.74% H
Supplemental Data
Net assets, end of period (000 omitted)	$26,670	$26,371	$25,950	$21,580
Portfolio turnover rate I	238 % H	334%	266%	118% H,J

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JAmount not annualized.
Fidelity Advisor® Sustainable Core Plus Bond Fund Class I

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.43	$9.11	$9.51	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.197	.403	.365	.104
Net realized and unrealized gain (loss)	(.080)	.276	(.408)	(.509)
Total from investment operations	.117	.679	(.043)	(.405)
Distributions from net investment income	(.187)	(.359)	(.357)	(.085)
Total distributions	(.187)	(.359)	(.357)	(.085)
Net asset value, end of period	$9.36	$9.43	$9.11	$9.51
Total Return D,E	1.27%	7.66%	(.43)%	(4.06)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.50% H	.42%	.41%	.40% H
Expenses net of fee waivers, if any	.45 % H	.42%	.41%	.40% H
Expenses net of all reductions	.44% H	.42%	.40%	.40% H
Net investment income (loss)	4.27% H	4.42%	3.95%	2.79% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,214	$1,190	$957	$959
Portfolio turnover rate I	238 % H	334%	266%	118% H,J

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JAmount not annualized.
Fidelity Advisor® Sustainable Core Plus Bond Fund Class Z

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.44	$9.11	$9.51	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.201	.409	.368	.105
Net realized and unrealized gain (loss)	(.090)	.286	(.407)	(.509)
Total from investment operations	.111	.695	(.039)	(.404)
Distributions from net investment income	(.191)	(.365)	(.361)	(.086)
Total distributions	(.191)	(.365)	(.361)	(.086)
Net asset value, end of period	$9.36	$9.44	$9.11	$9.51
Total Return D,E	1.21%	7.84%	(.38)%	(4.05)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.40% H	.40%	.40%	.40% H
Expenses net of fee waivers, if any	.36 % H	.36%	.36%	.36% H
Expenses net of all reductions	.35% H	.36%	.35%	.36% H
Net investment income (loss)	4.36% H	4.48%	4.00%	2.82% H
Supplemental Data
Net assets, end of period (000 omitted)	$8,595	$7,262	$2,841	$1,404
Portfolio turnover rate I	238 % H	334%	266%	118% H,J

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2025

1. Organization.
Fidelity Sustainable Core Plus Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Sustainable Core Plus Bond Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, contingent interest, partnerships, capital loss carryforwards, certain conversion ratio adjustments and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$479,342
Gross unrealized depreciation	(1,137,862)
Net unrealized appreciation (depreciation)	$(658,520)
Tax cost	$45,384,363

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(754,714)
Long-term	(157,004)
Total capital loss carryforward	$(911,718)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Sustainable Core Plus Bond Fund
Foreign Exchange Risk
Forward Foreign Currency Contracts	91,357	13,467
Total Foreign Exchange Risk	91,357	13,467
Interest Rate Risk
Futures Contracts	(39,466)	36,698
Total Interest Rate Risk	(39,466)	36,698
Totals	51,891	50,165

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period, unless an average contract value is presented in the table below.

Average Contracts Amount ($)
Fidelity Sustainable Core Plus Bond Fund	2,527,876

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Sustainable Core Plus Bond Fund	1,570,062

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable Core Plus Bond Fund	27,891,969	29,280,606
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as proxy and shareholder meeting expenses.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	2,349	1,123
Class M	- %	.25%	1,585	1,274
Class C	.75%	.25%	5,328	5,134
			9,262	7,531

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	13
Class M	23
36

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	682.07
Class M	893.14
Class C	585.11
Fidelity Sustainable Core Plus Bond Fund	13,276.10
Class I	870.14
Class Z	1,952.05
	18,258

A Annualized

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Sustainable Core Plus Bond Fund	-	1,732	1,088
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class I	.45%	281
Class Z	.36%	1,690
		1,971

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,274.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2025	Year ended August 31, 2024
Fidelity Sustainable Core Plus Bond Fund
Distributions to shareholders
Class A	$35,604	$61,215
Class M	23,605	43,811
Class C	16,026	29,167
Fidelity Sustainable Core Plus Bond Fund	531,709	992,735
Class I	24,630	39,744
Class Z	160,431	178,259
Total	$792,005	$1,344,931
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2025	Year ended August 31, 2024	Six months ended February 28, 2025	Year ended August 31, 2024
Fidelity Sustainable Core Plus Bond Fund
Class A
Shares sold	2,273	84,517	$21,123	$764,816
Reinvestment of distributions	3,251	5,776	30,246	52,821
Shares redeemed	(31,179)	(12,000)	(292,775)	(109,336)
Net increase (decrease)	(25,655)	78,293	$(241,406)	$708,301
Class M
Shares sold	951	28,756	$8,846	$253,040
Reinvestment of distributions	2,532	4,792	23,548	43,811
Shares redeemed	(8,530)	(6,823)	(79,622)	(60,312)
Net increase (decrease)	(5,047)	26,725	$(47,228)	$236,539
Class C
Shares sold	875	5,989	$8,097	$55,576
Reinvestment of distributions	1,724	3,191	16,026	29,163
Shares redeemed	(150)	(555)	(1,381)	(5,077)
Net increase (decrease)	2,449	8,625	$22,742	$79,662
Fidelity Sustainable Core Plus Bond Fund
Shares sold	238,215	529,316	$2,217,669	$4,830,507
Reinvestment of distributions	55,676	105,587	517,816	964,442
Shares redeemed	(238,296)	(688,964)	(2,188,455)	(6,211,784)
Net increase (decrease)	55,595	(54,061)	$547,030	$(416,835)
Class I
Shares sold	8,667	21,962	$81,266	$201,226
Reinvestment of distributions	2,648	4,312	24,628	39,423
Shares redeemed	(7,604)	(5,229)	(69,448)	(48,104)
Net increase (decrease)	3,711	21,045	$36,446	$192,545
Class Z
Shares sold	283,140	463,104	$2,638,174	$4,240,371
Reinvestment of distributions	6,176	9,403	57,432	86,034
Shares redeemed	(140,350)	(14,797)	(1,299,002)	(134,359)
Net increase (decrease)	148,966	457,710	$1,396,604	$4,192,046
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 50% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Sustainable Core Plus Bond Fund	54%

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Fidelity Sustainable Multi-Asset Fund
Fidelity Sustainable Core Plus Bond Fund	11%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Sustainable Core Plus Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of the retail class, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Other Contractual Arrangements. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board. The Board considered that FMR has contractually agreed to reimburse Class I and Class Z of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.45% and 0.36%, respectively through December 31, 2025.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9904880.102
SCB-SANN-0425
Fidelity® Series Sustainable Investment Grade Bond Fund

Semi-Annual Report
February 28, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Sustainable Investment Grade Bond Fund
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 5.4%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 5.4%
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.7332% 7/21/2037 (b)(c)(d)	250,000	250,702
RR 28 LTD / RR 28 LLC Series 2024-28RA Class A1R, CME Term SOFR 3 month Index + 1.55%, 5.852% 4/15/2037 (b)(c)(d)	250,000	251,136
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		501,838
TOTAL ASSET-BACKED SECURITIES (Cost $500,000)		501,838

Commercial Mortgage Securities - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
BX Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4674% 3/15/2030 (b)(c)(d) (Cost $18,952)	19,000	18,975

Non-Convertible Corporate Bonds - 21.0%
	Principal Amount (a)	Value ($)
CANADA - 0.7%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
TELUS Corp 3.4% 5/13/2032	45,000	40,638
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Alimentation Couche-Tard Inc 3.625% 5/13/2051 (c)	29,000	20,471
TOTAL CANADA		61,109
CHINA - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
NXP BV / NXP Funding LLC / NXP USA Inc 2.5% 5/11/2031	36,000	31,121
UNITED KINGDOM - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Astrazeneca Finance LLC 1.75% 5/28/2028	27,000	24,888
UNITED STATES - 19.7%
Communication Services - 1.8%
Diversified Telecommunication Services - 0.8%
Verizon Communications Inc 5.05% 5/9/2033	74,000	74,570
Entertainment - 0.3%
Walt Disney Co/The 2.65% 1/13/2031	27,000	24,297
Media - 0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	10,000	9,938
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	5,000	5,164
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	3,000	3,109
Warnermedia Holdings Inc 4.279% 3/15/2032	30,000	26,950
Warnermedia Holdings Inc 5.141% 3/15/2052	27,000	20,840
		66,001
TOTAL COMMUNICATION SERVICES		164,868

Consumer Discretionary - 1.5%
Automobiles - 0.1%
General Motors Co 5.4% 10/15/2029	18,000	18,203
Specialty Retail - 1.1%
Home Depot Inc/The 3.25% 4/15/2032	25,000	22,783
Lowe's Cos Inc 3.75% 4/1/2032	35,000	32,664
Lowe's Cos Inc 4.25% 4/1/2052	25,000	20,160
TJX Cos Inc/The 3.875% 4/15/2030	23,000	22,234
		97,841
Textiles, Apparel & Luxury Goods - 0.3%
Tapestry Inc 3.05% 3/15/2032	27,000	23,555
TOTAL CONSUMER DISCRETIONARY		139,599

Consumer Staples - 0.5%
Food Products - 0.5%
General Mills Inc 2.25% 10/14/2031	55,000	47,029
Financials - 5.7%
Banks - 2.9%
Bank of America Corp 5.015% 7/22/2033 (b)	55,000	54,890
Bank of America Corp 5.162% 1/24/2031 (b)	20,000	20,247
Citigroup Inc 4.91% 5/24/2033 (b)	15,000	14,745
Citizens Financial Group Inc 5.718% 7/23/2032 (b)	11,000	11,245
Fifth Third Bancorp 4.895% 9/6/2030 (b)	10,000	10,001
JPMorgan Chase & Co 4.912% 7/25/2033 (b)	65,000	64,764
JPMorgan Chase & Co 5.14% 1/24/2031 (b)	20,000	20,283
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (b)	50,000	49,582
Santander Holdings USA Inc 5.807% 9/9/2026 (b)	7,000	7,038
Santander Holdings USA Inc 6.499% 3/9/2029 (b)	5,000	5,206
Wells Fargo & Co 5.244% 1/24/2031 (b)	12,000	12,197
		270,198
Capital Markets - 1.4%
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (b)	21,000	18,527
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (b)	25,000	24,500
Morgan Stanley 4.889% 7/20/2033 (b)	46,000	45,470
Morgan Stanley 5.23% 1/15/2031 (b)	17,000	17,262
State Street Corp 3.031% 11/1/2034 (b)	25,000	22,926
		128,685
Consumer Finance - 0.3%
Ally Financial Inc 2.2% 11/2/2028	27,000	24,531
Ally Financial Inc 5.543% 1/17/2031 (b)	2,000	2,010
American Express Co 5.085% 1/30/2031 (b)	6,000	6,074
		32,615
Insurance - 1.1%
Equitable Financial Life Global Funding 1.3% 7/12/2026 (c)	53,000	50,847
Marsh & McLennan Cos Inc 2.375% 12/15/2031	57,000	48,942
		99,789
TOTAL FINANCIALS		531,287

Health Care - 1.5%
Biotechnology - 0.5%
Amgen Inc 3% 2/22/2029	50,000	47,198
Health Care Providers & Services - 0.6%
Cigna Group/The 3.4% 3/15/2051	28,000	19,102
Humana Inc 3.7% 3/23/2029	37,000	35,417
		54,519
Pharmaceuticals - 0.4%
Bristol-Myers Squibb Co 2.95% 3/15/2032	13,000	11,590
Zoetis Inc 2% 5/15/2030	27,000	23,702
		35,292
TOTAL HEALTH CARE		137,009

Industrials - 1.2%
Building Products - 0.3%
Carrier Global Corp 2.493% 2/15/2027	25,000	24,072
Carrier Global Corp 5.9% 3/15/2034	2,000	2,114
		26,186
Industrial Conglomerates - 0.6%
Honeywell International Inc 1.75% 9/1/2031	27,000	22,609
Trane Technologies Financing Ltd 3.8% 3/21/2029	35,000	33,912
		56,521
Machinery - 0.3%
Otis Worldwide Corp 2.565% 2/15/2030	27,000	24,408
TOTAL INDUSTRIALS		107,115

Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.2%
Dell International LLC / EMC Corp 6.2% 7/15/2030	21,000	22,316
Semiconductors & Semiconductor Equipment - 0.4%
Micron Technology Inc 2.703% 4/15/2032	36,000	30,876
TOTAL INFORMATION TECHNOLOGY		53,192

Materials - 0.2%
Chemicals - 0.2%
International Flavors & Fragrances Inc 2.3% 11/1/2030 (c)	28,000	24,219
Real Estate - 2.3%
Diversified REITs - 0.4%
WP Carey Inc 2.45% 2/1/2032	42,000	35,656
Health Care REITs - 0.4%
Alexandria Real Estate Equities Inc 2% 5/18/2032	42,000	34,362
Industrial REITs - 0.4%
Prologis LP 2.875% 11/15/2029	38,000	35,369
Office REITs - 0.7%
Boston Properties LP 2.45% 10/1/2033	47,000	37,074
COPT Defense Properties LP 2% 1/15/2029	29,000	25,844
		62,918
Real Estate Management & Development - 0.2%
CBRE Services Inc 2.5% 4/1/2031	27,000	23,397
Retail REITs - 0.2%
Brixmor Operating Partnership LP 5.75% 2/15/2035	20,000	20,628
Regency Centers LP 5.1% 1/15/2035	4,000	3,976
		24,604
TOTAL REAL ESTATE		216,306

Utilities - 4.4%
Electric Utilities - 1.8%
Consolidated Edison Co of New York Inc 3.35% 4/1/2030	47,000	44,328
Duke Energy Carolinas LLC 3.95% 11/15/2028	33,000	32,467
Northern States Power Co/MN 2.25% 4/1/2031	40,000	34,857
Oncor Electric Delivery Co LLC 4.15% 6/1/2032	25,000	23,839
Wisconsin Electric Power Co 4.75% 9/30/2032	31,000	31,001
		166,492
Independent Power and Renewable Electricity Producers - 1.0%
AES Corp/The 1.375% 1/15/2026	27,000	26,198
AES Corp/The 2.45% 1/15/2031	78,000	66,781
		92,979
Multi-Utilities - 1.6%
Dominion Energy Inc 2.25% 8/15/2031	61,000	51,712
NiSource Inc 1.7% 2/15/2031	63,000	52,783
Puget Energy Inc 4.224% 3/15/2032	44,000	41,030
		145,525
TOTAL UTILITIES		404,996

TOTAL UNITED STATES		1,825,620
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,935,131)		1,942,738

U.S. Government Agency - Mortgage Securities - 20.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 20.0%
Fannie Mae 2.5% 6/1/2052	53,663	45,636
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	23,576	19,865
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2054	40,419	39,811
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	46,200	46,375
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	41,863	42,675
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	24,117	24,584
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	48,432	49,371
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	16,595	17,130
Freddie Mac Gold Pool 2.5% 9/1/2051	29,951	25,218
Freddie Mac Gold Pool 3% 5/1/2051	21,952	19,276
Freddie Mac Gold Pool 3.5% 7/1/2052	49,996	45,398
Freddie Mac Gold Pool 4.5% 1/1/2053	47,674	45,995
Freddie Mac Non Gold Pool 5.5% 3/1/2054	22,491	22,576
Ginnie Mae I Pool 4% 10/20/2052	91,616	86,614
Ginnie Mae I Pool 5% 10/20/2054	24,947	24,646
Ginnie Mae II Pool 2% 1/20/2051	49,511	40,674
Ginnie Mae II Pool 2% 2/20/2052	71,411	58,694
Ginnie Mae II Pool 2.5% 5/20/2052	71,158	61,052
Ginnie Mae II Pool 3% 3/1/2055 (e)	75,000	66,759
Ginnie Mae II Pool 6% 3/1/2055 (e)	100,000	101,357
Ginnie Mae II Pool 6% 4/1/2055 (e)	50,000	50,624
Uniform Mortgage Backed Securities 2% 3/1/2040 (e)	50,000	45,137
Uniform Mortgage Backed Securities 2% 3/1/2055 (e)	375,000	299,912
Uniform Mortgage Backed Securities 2% 4/1/2055 (e)	325,000	260,102
Uniform Mortgage Backed Securities 2.5% 3/1/2055 (e)	150,000	125,414
Uniform Mortgage Backed Securities 3% 3/1/2055 (e)	75,000	65,370
Uniform Mortgage Backed Securities 4% 3/1/2055 (e)	75,000	70,324
Uniform Mortgage Backed Securities 6% 3/1/2055 (e)	25,000	25,404
Uniform Mortgage Backed Securities 6.5% 3/1/2055 (e)	25,000	25,752
TOTAL UNITED STATES		1,851,745
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,819,365)		1,851,745

U.S. Treasury Obligations - 51.8%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bonds 3.625% 2/15/2053	3.74	335,000	287,106
US Treasury Bonds 3.875% 2/15/2043	3.81	180,000	166,092
US Treasury Bonds 4.125% 8/15/2053	4.18	17,000	15,942
US Treasury Bonds 4.25% 2/15/2054	4.24 to 4.78	338,000	324,230
US Treasury Bonds 4.25% 8/15/2054	3.96 to 4.66	76,000	73,031
US Treasury Bonds 4.5% 11/15/2054	4.55 to 4.83	115,000	115,305
US Treasury Bonds 4.625% 2/15/2055	4.54	59,000	60,392
US Treasury Bonds 4.625% 5/15/2054	4.49 to 4.65	95,000	97,022
US Treasury Notes 3.375% 5/15/2033	3.64 to 4.04	175,000	165,635
US Treasury Notes 3.5% 2/15/2033	3.39	90,000	86,129
US Treasury Notes 3.5% 4/30/2028	3.35	560,000	551,868
US Treasury Notes 3.5% 4/30/2030	3.36	70,000	68,258
US Treasury Notes 3.625% 5/15/2026	4.03	45,000	44,755
US Treasury Notes 3.625% 9/30/2031	3.63 to 3.87	219,000	213,106
US Treasury Notes 3.75% 12/31/2028	3.84	200,000	198,211
US Treasury Notes 3.75% 5/31/2030	3.98	210,000	207,154
US Treasury Notes 3.875% 8/15/2034	3.64 to 4.27	268,000	261,309
US Treasury Notes 4% 1/31/2031	3.90	134,000	133,492
US Treasury Notes 4% 2/15/2034	4.28	28,000	27,618
US Treasury Notes 4% 6/30/2028	4.25	60,000	60,035
US Treasury Notes 4% 7/31/2030	4.07 to 4.16	105,000	104,791
US Treasury Notes 4.125% 10/31/2031	4.37	77,000	77,120
US Treasury Notes 4.125% 11/30/2029	4.08	57,000	57,294
US Treasury Notes 4.125% 7/31/2028	4.18 to 4.27	175,000	175,813
US Treasury Notes 4.125% 7/31/2031	3.78	137,000	137,267
US Treasury Notes 4.125% 8/31/2030	4.61	58,000	58,197
US Treasury Notes 4.25% 1/31/2030	4.34 to 4.47	140,000	141,466
US Treasury Notes 4.25% 11/15/2034	4.22 to 4.49	174,000	174,680
US Treasury Notes 4.25% 2/28/2031	4.12 to 4.27	135,000	136,276
US Treasury Notes 4.375% 1/31/2032	4.46	50,000	50,820
US Treasury Notes 4.375% 11/30/2030	4.27 to 4.35	93,000	94,479
US Treasury Notes 4.5% 11/15/2033	3.86 to 4.35	180,000	184,296
US Treasury Notes 4.5% 12/31/2031	4.43 to 4.71	148,000	151,515
US Treasury Notes 4.625% 5/31/2031	4.33	67,000	68,984
US Treasury Notes 4.875% 10/31/2030	4.91	20,000	20,823
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,864,329)			4,790,511

Money Market Funds - 14.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $1,293,211)	4.35	1,292,952	1,293,211

TOTAL INVESTMENT IN SECURITIES - 112.3% (Cost $10,430,988)	10,399,018
NET OTHER ASSETS (LIABILITIES) - (12.3)%	(1,141,994)
NET ASSETS - 100.0%	9,257,024

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 6% 3/1/2055	(50,000)	(50,678)
Uniform Mortgage Backed Securities 2% 3/1/2055	(325,000)	(259,924)
Uniform Mortgage Backed Securities 2.5% 3/1/2055	(50,000)	(41,805)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(352,407)

TOTAL TBA SALE COMMITMENTS (Proceeds $348,429)		(352,407)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $616,350 or 6.7% of net assets.

(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,161,291	1,257,310	1,125,390	25,824	-	-	1,293,211	1,292,952	0.0%
Total	1,161,291	1,257,310	1,125,390	25,824	-	-	1,293,211	1,292,952

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	501,838	-	501,838	-

Commercial Mortgage Securities	18,975	-	18,975	-

Non-Convertible Corporate Bonds
Communication Services	205,506	-	205,506	-
Consumer Discretionary	139,599	-	139,599	-
Consumer Staples	67,500	-	67,500	-
Financials	531,287	-	531,287	-
Health Care	161,897	-	161,897	-
Industrials	107,115	-	107,115	-
Information Technology	84,313	-	84,313	-
Materials	24,219	-	24,219	-
Real Estate	216,306	-	216,306	-
Utilities	404,996	-	404,996	-

U.S. Government Agency - Mortgage Securities	1,851,745	-	1,851,745	-

U.S. Treasury Obligations	4,790,511	-	4,790,511	-

Money Market Funds	1,293,211	1,293,211	-	-
Total Investments in Securities:	10,399,018	1,293,211	9,105,807	-
Other Financial Instruments:

TBA Sale Commitments	(352,407)	-	(352,407)	-
Total Other Financial Instruments:	(352,407)	-	(352,407)	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $9,137,777)	$9,105,807
Fidelity Central Funds (cost $1,293,211)	1,293,211

Total Investment in Securities (cost $10,430,988)		$10,399,018
Cash		6,924
Receivable for TBA sale commitments		348,429
Receivable for fund shares sold		24,494
Interest receivable		58,234
Distributions receivable from Fidelity Central Funds		4,134
Receivable from investment adviser for expense reductions		81
Total assets		10,841,314
Liabilities
Payable for investments purchased
Regular delivery	$59,839
Delayed delivery	1,114,742
TBA sale commitments, at value	352,407
Payable for fund shares redeemed	57,047
Distributions payable	7
Other payables and accrued expenses	248
Total liabilities		1,584,290
Net Assets		$9,257,024
Net Assets consist of:
Paid in capital		$9,370,106
Total accumulated earnings (loss)		(113,082)
Net Assets		$9,257,024
Net Asset Value, offering price and redemption price per share ($9,257,024 ÷ 949,014 shares)		$9.75
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Interest		$165,928
Income from Fidelity Central Funds		25,824
Total income		191,752
Expenses
Custodian fees and expenses	$724
Independent trustees' fees and expenses	11
Total expenses before reductions	735
Expense reductions	(598)
Total expenses after reductions		137
Net Investment income (loss)		191,615
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	963
Total net realized gain (loss)		963
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(92,949)
TBA Sale commitments	(1,769)
Total change in net unrealized appreciation (depreciation)		(94,718)
Net gain (loss)		(93,755)
Net increase (decrease) in net assets resulting from operations		$97,860
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$191,615	$320,911
Net realized gain (loss)	963	(39,349)
Change in net unrealized appreciation (depreciation)	(94,718)	212,011
Net increase (decrease) in net assets resulting from operations	97,860	493,573
Distributions to shareholders	(190,907)	(321,111)

Share transactions
Proceeds from sales of shares	1,650,849	3,363,595
Reinvestment of distributions	190,900	321,109
Cost of shares redeemed	(738,558)	(1,158,092)

Net increase (decrease) in net assets resulting from share transactions	1,103,191	2,526,612
Total increase (decrease) in net assets	1,010,144	2,699,074

Net Assets
Beginning of period	8,246,880	5,547,806
End of period	$9,257,024	$8,246,880

Other Information
Shares
Sold	170,504	346,654
Issued in reinvestment of distributions	19,659	33,391
Redeemed	(75,955)	(120,565)
Net increase (decrease)	114,208	259,480

Financial Highlights
Fidelity® Series Sustainable Investment Grade Bond Fund

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.88	$9.64	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.219	.451	.138
Net realized and unrealized gain (loss)	(.130)	.241	(.360)
Total from investment operations	.089	.692	(.222)
Distributions from net investment income	(.219)	(.452)	(.138)
Total distributions	(.219)	(.452)	(.138)
Net asset value, end of period	$9.75	$9.88	$9.64
Total Return D,E	.93%	7.42%	(2.22)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.02% H	.02%	.03% H,I
Expenses net of fee waivers, if any J	- % H	-%	-% H
Expenses net of all reductions J	-% H	-%	-% H
Net investment income (loss)	4.57% H	4.70%	4.61% H
Supplemental Data
Net assets, end of period (000 omitted)	$9,257	$8,247	$5,548
Portfolio turnover rate K	255 % H	405%	128% L

AFor the period May 11, 2023 (commencement of operations) through August 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IProxy expenses are not annualized.
JAmount represents less than .005%.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2025

1. Organization.
Fidelity Series Sustainable Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$83,377
Gross unrealized depreciation	(119,325)
Net unrealized appreciation (depreciation)	$(35,948)
Tax cost	$10,430,988

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(78,757)
Total capital loss carryforward	$(78,757)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Sustainable Investment Grade Bond Fund	7,264,135	7,458,030
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through December 31, 2027. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $598.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Sustainable Investment Grade Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, collective investment trusts, and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies, collective investment trusts, and 529 plans.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds, collective investment trusts, and 529 plans that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through December 31, 2026.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9908953.101
SGB-SANN-0425
Fidelity® Conservative Income Bond Fund

Semi-Annual Report
February 28, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Conservative Income Bond Fund
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 13.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 13.5%
Ally Auto Receivables Trust Series 2024-1 Class A2, 5.32% 1/15/2027	8,450,468	8,462,915
American Express Credit Account Master Trust Series 2022-3 Class A, 3.75% 8/15/2027	20,840,000	20,768,523
BMW Vehicle Lease Trust Series 2023-1 Class A3, 5.16% 11/25/2025	891,238	891,844
BMW Vehicle Lease Trust Series 2023-2 Class A3, 5.99% 9/25/2026	9,212,187	9,271,311
BMW Vehicle Lease Trust Series 2024-1 Class A2A, 5.1% 7/27/2026	6,469,790	6,483,637
Bofa Auto Trust Series 2024-1A Class A2, 5.57% 12/15/2026 (b)	6,300,532	6,322,890
Capital One Multi-Asset Execution Trust Series 2022-A2 Class A, 3.49% 5/15/2027	22,968,000	22,928,107
Capital One Multi-Asset Execution Trust Series 2022-A3 Class A, 4.95% 10/15/2027	17,000,000	17,058,704
Capital One Prime Auto Receivables Trust Series 2024-1 Class A2A, 4.61% 10/15/2027	15,660,000	15,667,078
CarMax Auto Owner Trust Series 2021-4 Class A3, 0.56% 9/15/2026	3,713,721	3,679,422
CarMax Auto Owner Trust Series 2024-1 Class A2A, 5.3% 3/15/2027	8,182,023	8,204,656
CarMax Auto Owner Trust Series 2024-2 Class A2B, U.S. 30-Day Avg. SOFR Index + 0.73%, 4.9203% 5/17/2027 (d)(e)	8,371,182	8,381,105
CarMax Auto Owner Trust Series 2024-3 Class A2A, 5.21% 9/15/2027	16,264,278	16,326,313
Carmax Auto Owner Trust Series 2024-4 Class A2A, 4.67% 12/15/2027	11,315,000	11,331,042
Carmax Auto Owner Trust Series 2025-1 Class A2A, 4.63% 3/15/2028	13,805,000	13,833,716
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	755,586	759,742
Carvana Auto Receivables Trust Series 2024-P4 Class A2, 4.62% 2/10/2028	8,150,000	8,153,134
Chase Auto Owner Trust Series 2024-1A Class A2, 5.48% 4/26/2027 (b)	6,285,857	6,306,256
Chase Auto Owner Trust Series 2024-3A Class A2, 5.53% 9/27/2027 (b)	5,992,682	6,020,983
Chase Auto Owner Trust Series 2024-4A Class A2, 5.25% 9/27/2027 (b)	16,152,952	16,205,758
Chase Issuance Trust Series 2022-A1 Class A, 3.97% 9/15/2027	5,491,000	5,476,931
Citizens Auto Receivables Trust Series 2024-1 Class A2A, 5.43% 10/15/2026 (b)	7,649,768	7,667,927
Citizens Auto Receivables Trust Series 2024-2 Class A2A, 5.54% 11/16/2026 (b)	10,731,802	10,764,935
Daimler Trucks Retail Trust Series 2024-1 Class A2, 5.6% 4/15/2026	9,752,912	9,780,484
Discover Card Execution Note Trust Series 2022-A3 Class A3, 3.56% 7/15/2027	20,000,000	19,932,064
DLLAA LLC Series 2025-1A Class A2, 4.7% 10/20/2027 (b)	6,440,000	6,457,571
DLLAD Series 2024-1A Class A2, 5.5% 8/20/2027 (b)	5,542,350	5,574,865
DLLST Series 2024-1A Class A2, 5.33% 1/20/2026 (b)	5,298,627	5,308,867
Drive Auto Receivables Trust Series 2024-1 Class A2, 5.83% 12/15/2026	1,214,318	1,215,464
Enterprise Fleet Financing LLC Series 2025-1 Class A2, 4.65% 10/20/2027 (b)	13,735,000	13,769,869
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (b)	2,690,181	2,708,965
Ford Credit Auto Lease Trust Series 2024-A Class A2A, 5.24% 7/15/2026	4,584,263	4,591,060
Ford Credit Auto Lease Trust Series 2025-A Class A2A, 4.57% 8/15/2027	13,660,000	13,690,251
Ford Credit Auto Owner Trust Series 2024-D Class A2A, 4.59% 10/15/2027	10,290,000	10,297,834
Fordl 2023-A Series 2023-A Class A3, 4.94% 3/15/2026	161,190	161,255
Fordo 2022-B A2b Series 2022-B Class A3, 3.74% 9/15/2026	3,703,353	3,697,602
FORDO Series 2024-B Class A2A, 5.4% 4/15/2027	11,006,269	11,056,096
GM Financial Automobile Leasing Trust Series 2023-1 Class A3, 5.16% 4/20/2026	2,003,833	2,006,263
GM Financial Automobile Leasing Trust Series 2024-2 Class A2A, 5.43% 9/21/2026	11,822,551	11,876,529
GM Financial Automobile Leasing Trust Series 2025-1 Class A2A, 4.54% 5/20/2027 (d)	19,900,000	19,933,056
Gm Financial Consumer Automobile Receivables Trust Series 2024-1 Class A2A, 5.12% 2/16/2027	6,460,685	6,472,470
Gm Financial Consumer Automobile Receivables Trust Series 2024-2 Class A2B, U.S. 30-Day Avg. SOFR Index + 0.39%, 4.7286% 3/16/2027 (d)(e)	9,169,759	9,175,512
Gm Financial Leasing Trust 2024-1 Series 2024-1 Class A2A, 5.18% 6/22/2026	10,439,364	10,459,526
Gm Finl Consumer Automobile Receivables Trust Series 2024-4 Class A2A, 4.53% 10/18/2027	13,781,000	13,790,607
GMF Floorplan Owner Revolving Trust Series 2024-3A Class A1, 4.68% 11/15/2028 (b)	15,700,000	15,765,087
Halst Series 2025-A Class A2A, 4.6% 6/15/2027 (b)	9,595,000	9,616,765
Honda Auto Receivables Owner Trust Series 2023-2 Class A3, 4.93% 11/15/2027	3,054,000	3,068,069
Honda Auto Receivables Owner Trust Series 2025-1 Class A2, 4.53% 8/23/2027	19,900,000	19,929,249
Honda Auto Receivables Series 2024-2 Class A2, 5.48% 11/18/2026	11,529,261	11,570,566
HPEFS Equipment Trust Series 2024-2A Class A2, 5.5% 10/20/2031 (b)	8,838,000	8,864,221
Huntington Auto Trust Series 2024-1A Class A2, 5.5% 3/15/2027 (b)	8,996,826	9,020,705
Hyundai Auto Lease Securitization Trust Series 2023-C Class A3, 5.8% 12/15/2026 (b)	25,199,000	25,373,862
Hyundai Auto Lease Securitization Trust Series 2024-A Class A2A, 5.15% 6/15/2026 (b)	7,406,892	7,422,411
Hyundai Auto Lease Securitization Trust Series 2024-B Class A2A, 5.51% 10/15/2026 (b)	11,567,668	11,617,446
Hyundai Auto Receivables Trust Series 2024-A Class A2A, 5.29% 4/15/2027	9,854,018	9,885,331
Hyundai Auto Receivables Trust Series 2024-C Class A2A, 4.53% 9/15/2027	13,398,000	13,404,313
John Deere Owner Trust Series 2024-A Class A2A, 5.19% 2/16/2027	16,475,938	16,525,768
John Deere Owner Trust Series 2024-C Class A2B, U.S. 30-Day Avg. SOFR Index + 0.43%, 4.7703% 8/16/2027 (d)(e)	14,158,000	14,175,727
Kubota Credit Owner Trust Series 2025-1A Class A2, 4.61% 12/15/2027 (b)	18,325,000	18,377,457
MBART Series 2025-1 Class A2A, 4.5% 2/15/2028	11,050,000	11,061,002
Mercedes-Benz Auto Lease Trust Series 2024-A Class A2A, 5.44% 2/16/2027	15,486,871	15,552,573
Mercedes-Benz Auto Receivables Trust Series 2022-1 Class A3, 5.21% 8/16/2027	10,666,671	10,711,738
Mercedes-Benz Auto Receivables Trust Series 2024-1 Class A2A, 5.06% 5/17/2027	8,021,112	8,034,681
Nissan Master Owner Tr Receivable Series 2024-A Class A, U.S. 30-Day Avg. SOFR Index + 0.67%, 5.0086% 2/15/2028 (b)(d)(e)	25,000,000	25,058,193
Porsche Financial Auto Securitization Trust Series 2024-1A Class A2A, 4.45% 1/24/2028 (b)	18,076,000	18,083,751
Santander Drive Auto Receivables Trust Series 2024-3 Class A2, 5.91% 6/15/2027	5,882,951	5,903,205
SBNA Auto Lease Trust 2024-A Series 2024-A Class A2, 5.45% 1/20/2026 (b)	4,663,390	4,668,845
Sbna Auto Lease Trust Series 2024-B Class A2, 5.67% 11/20/2026 (b)	7,118,677	7,141,824
SBNA Auto Lease Trust Series 2024-C Class A2, 4.94% 11/20/2026 (b)	7,930,020	7,940,683
SFAST Series 2025-1A Class A2, 4.65% 5/22/2028 (b)	14,975,000	15,007,258
Sfs Auto Receivables Securitization Trust Series 2024-1A Class A2, 5.35% 6/21/2027 (b)	2,303,545	2,308,058
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A2, 5.71% 10/20/2027 (b)	8,869,620	8,907,698
Sfs Auto Receivables Securitization Trust Series 2024-3A Class A2, 4.71% 5/22/2028 (b)	7,080,619	7,087,524
Tesla Auto Lease Trust Series 2024-B Class A2A, 4.79% 1/20/2027 (b)	8,524,850	8,536,002
Tesla Electric Vehicle Trust Series 2023-1 Class A2A, 5.54% 12/21/2026 (b)	10,103,521	10,137,680
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (b)	574,876	576,197
Toyota Auto Loan Extended Note Trust Series 2021-1A Class A, 1.07% 2/27/2034 (b)	2,350,000	2,273,623
Toyota Auto Receivables 2022-C Owner Tr Series 2022-C Class A3, 3.76% 4/15/2027	3,147,816	3,134,791
Toyota Auto Receivables Owner Trust Series 2023-A Class A3, 4.63% 9/15/2027	9,892,322	9,898,581
Toyota Auto Receivables Owner Trust Series 2024-B Class A2B, U.S. 30-Day Avg. SOFR Index + 0.35%, 4.6886% 3/15/2027 (d)(e)	10,697,968	10,702,573
Toyota Lease Owner Trust Series 2023-A Class A3, 4.93% 4/20/2026 (b)	10,525,795	10,536,125
Toyota Lease Owner Trust Series 2024-A Class A2A, 5.33% 7/20/2026 (b)	5,248,092	5,256,018
Toyota Lease Owner Trust Series 2025-A Class A2A, 4.58% 7/20/2027 (b)	12,240,000	12,258,164
Verizon Master Trust Series 2022-6 Class A, 3.67% 1/22/2029 (c)	12,602,000	12,563,492
Volkswagen Auto Lease Trust Series 2023-A Class A3, 5.81% 10/20/2026	8,930,000	8,988,925
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A2A, 4.65% 11/22/2027	15,660,000	15,691,400
Volvo Financial Equipment LLC Series 2024-1A Class A2, 4.56% 5/17/2027 (b)	9,314,000	9,318,467
World Omni Auto Receivables Trust 2022-A Series 2022-A Class A3, 1.66% 5/17/2027	6,663,426	6,599,623
World Omni Auto Receivables Trust Series 2024-B Class A2A, 5.48% 9/15/2027	8,827,654	8,861,359
World Omni Auto Receivables Trust Series 2025-A Class A2A, 4.49% 4/17/2028	14,420,000	14,444,025
World Omni Automobile Lease Securitization Trst Series 2023-A Class A3, 5.07% 9/15/2026	5,231,366	5,239,646
World Omni Automobile Lease Securitization Trust Series 2024-A Class A2B, 4.7686% 2/16/2027 (d)	3,655,969	3,658,145
World Omni Select Auto Trust Series 2024-A Class A2A, 5.37% 2/15/2028	11,539,988	11,583,150
TOTAL UNITED STATES		925,265,135
TOTAL ASSET-BACKED SECURITIES (Cost $922,278,812)		925,265,135

Non-Convertible Corporate Bonds - 40.2%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.4%
Financials - 0.4%
Banks - 0.4%
Commonwealth Bank of Australia U.S. SOFR Index + 0.46%, 4.7903% 11/27/2026 (b)(d)(e)	25,000,000	25,049,008
CANADA - 4.2%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Rogers Communications Inc 2.95% 3/15/2025	13,000,000	12,987,220
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge Inc 4.25% 12/1/2026	12,300,000	12,235,851
Financials - 3.9%
Banks - 3.9%
Bank of Montreal 0.949% 1/22/2027 (d)	13,000,000	12,592,078
Bank of Montreal 4.567% 9/10/2027 (d)	16,970,000	16,974,443
Bank of Montreal 5.92% 9/25/2025	18,400,000	18,537,208
Bank of Montreal U.S. SOFR Averages Index + 0.88%, 5.2852% 9/10/2027 (d)(e)	18,700,000	18,766,344
Bank of Nova Scotia/The 5.45% 6/12/2025	19,000,000	19,040,964
Canadian Imperial Bank of Commerce U.S. SOFR Averages Index + 0.94%, 5.2794% 4/7/2025 (d)(e)	26,960,000	26,979,789
Federation des Caisses Desjardins du Quebec U.S. SOFR Index + 0.63%, 4.9832% 1/27/2027 (b)(d)(e)	20,700,000	20,758,854
National Bank of Canada 4.95% 2/1/2028 (d)	16,312,000	16,401,398
Royal Bank of Canada 4.95% 4/25/2025	19,000,000	19,006,837
Royal Bank of Canada 5.069% 7/23/2027 (d)	25,000,000	25,189,377
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 5.0661% 10/18/2027 (d)(e)	19,000,000	19,042,216
Toronto Dominion Bank U.S. SOFR Index + 0.48%, 4.8213% 10/10/2025 (d)(e)	25,000,000	25,036,366
Toronto Dominion Bank U.S. SOFR Index + 0.62%, 5.0017% 12/17/2026 (d)(e)	25,000,000	25,060,635
		263,386,509
TOTAL CANADA		288,609,580
CHINA - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	6,300,000	6,244,371
DENMARK - 0.3%
Financials - 0.3%
Banks - 0.3%
Danske Bank A/S 6.259% 9/22/2026 (b)(d)	19,000,000	19,163,269
FRANCE - 0.2%
Financials - 0.2%
Banks - 0.2%
Credit Agricole SA/London 1.907% 6/16/2026 (b)(d)	10,811,000	10,723,641
GERMANY - 3.0%
Consumer Discretionary - 2.2%
Automobiles - 2.2%
BMW US Capital LLC U.S. SOFR Averages Index + 0.8%, 5.1399% 8/13/2026 (b)(d)(e)	18,400,000	18,497,984
BMW US Capital LLC U.S. SOFR Averages Index + 0.84%, 5.1881% 4/1/2025 (b)(d)(e)	26,951,000	26,962,988
Mercedes-Benz Finance North America LLC 4.95% 3/30/2025 (b)	20,000,000	19,998,105
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.63%, 4.9831% 7/31/2026 (b)(d)(e)	18,600,000	18,656,735
Volkswagen Group of America Finance LLC 5.8% 9/12/2025 (b)	18,050,000	18,159,489
Volkswagen Group of America Finance LLC U.S. SOFR Index + 0.83%, 5.1925% 3/20/2026 (b)(d)(e)	27,150,000	27,166,685
Volkswagen Group of America Finance LLC U.S. SOFR Index + 1.06%, 5.3993% 8/14/2026 (b)(d)(e)	17,849,000	17,904,438
		147,346,424
Financials - 0.6%
Capital Markets - 0.6%
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (d)	19,938,000	19,569,962
Deutsche Bank AG/New York NY 6.119% 7/14/2026 (d)	18,600,000	18,683,586
		38,253,548
Health Care - 0.2%
Pharmaceuticals - 0.2%
Bayer US Finance II LLC 4.25% 12/15/2025 (b)	16,400,000	16,316,133
TOTAL GERMANY		201,916,105
IRELAND - 0.3%
Financials - 0.3%
Banks - 0.3%
Bank of Ireland Group PLC 6.253% 9/16/2026 (b)(d)	20,050,000	20,206,911
JAPAN - 0.6%
Financials - 0.6%
Banks - 0.6%
Mizuho Financial Group Inc 1.234% 5/22/2027 (d)	13,100,000	12,580,605
Mizuho Financial Group Inc 2.226% 5/25/2026 (d)	14,000,000	13,925,890
Sumitomo Mitsui Financial Group Inc 2.632% 7/14/2026	17,700,000	17,273,286

TOTAL JAPAN		43,779,781
NETHERLANDS - 1.4%
Financials - 1.4%
Banks - 1.4%
ABN AMRO Bank NV U.S. SOFR Averages Index + 1.78%, 6.1511% 9/18/2027 (b)(d)(e)	19,000,000	19,320,591
Cooperatieve Rabobank UA 1.004% 9/24/2026 (b)(d)	19,800,000	19,401,271
Cooperatieve Rabobank UA 1.339% 6/24/2026 (b)(d)	18,960,000	18,763,577
Cooperatieve Rabobank UA/NY 4.333% 8/28/2026	15,000,000	15,015,075
ING Groep NV 3.869% 3/28/2026 (d)	21,000,000	20,982,494

TOTAL NETHERLANDS		93,483,008
SWEDEN - 0.2%
Financials - 0.2%
Banks - 0.2%
Swedbank AB U.S. SOFR Averages Index + 0.91%, 5.251% 4/4/2025 (b)(d)(e)	16,717,000	16,728,869
SWITZERLAND - 1.1%
Financials - 1.1%
Capital Markets - 1.1%
UBS Group AG 1.364% 1/30/2027 (b)(d)	14,695,000	14,272,449
UBS Group AG 1.494% 8/10/2027 (b)(d)	22,000,000	21,033,434
UBS Group AG 3.75% 3/26/2025	14,150,000	14,141,856
UBS Group AG 4.703% 8/5/2027 (b)(d)	12,300,000	12,306,019
UBS Group AG 6.373% 7/15/2026 (b)(d)	14,000,000	14,084,934

TOTAL SWITZERLAND		75,838,692
UNITED KINGDOM - 2.7%
Consumer Staples - 0.3%
Tobacco - 0.3%
Reynolds American Inc 4.45% 6/12/2025	21,221,000	21,204,104
Financials - 2.4%
Banks - 2.4%
Barclays PLC 2.852% 5/7/2026 (d)	19,000,000	18,935,861
Barclays PLC 3.65% 3/16/2025	10,911,000	10,904,848
Barclays PLC 4.375% 1/12/2026	18,500,000	18,446,427
Barclays PLC 5.304% 8/9/2026 (d)	24,500,000	24,566,515
Barclays PLC 7.325% 11/2/2026 (d)	15,000,000	15,248,099
HSBC Holdings PLC 2.099% 6/4/2026 (d)	14,000,000	13,907,334
HSBC Holdings PLC 5.887% 8/14/2027 (d)	18,500,000	18,816,630
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.56%, 5.9111% 8/7/2027 (d)(e)	8,500,000	8,603,955
NatWest Group PLC 5.847% 3/2/2027 (d)	1,000,000	1,012,184
NatWest Group PLC 7.472% 11/10/2026 (d)	18,000,000	18,339,173
NatWest Markets PLC U.S. SOFR Index + 1.45%, 5.809% 3/22/2025 (b)(d)(e)	17,169,000	17,180,847
		165,961,873
TOTAL UNITED KINGDOM		187,165,977
UNITED STATES - 25.7%
Communication Services - 0.7%
Media - 0.3%
Warnermedia Holdings Inc 3.638% 3/15/2025	18,716,000	18,706,217
Wireless Telecommunication Services - 0.4%
T-Mobile USA Inc 1.5% 2/15/2026	6,500,000	6,310,365
T-Mobile USA Inc 3.5% 4/15/2025	23,170,000	23,135,027
		29,445,392
Consumer Discretionary - 2.3%
Automobiles - 1.7%
American Honda Finance Corp 4.95% 1/9/2026	14,550,000	14,594,880
American Honda Finance Corp 5.8% 10/3/2025	20,100,000	20,248,368
American Honda Finance Corp U.S. SOFR Index + 0.45%, 4.8389% 6/13/2025 (d)(e)	19,000,000	19,009,354
American Honda Finance Corp U.S. SOFR Index + 0.55%, 4.8937% 5/11/2026 (d)(e)	4,900,000	4,908,786
General Motors Financial Co Inc 3.8% 4/7/2025	16,800,000	16,778,001
General Motors Financial Co Inc 5.4% 4/6/2026	12,200,000	12,271,710
General Motors Financial Co Inc U.S. SOFR Averages Index + 1.3%, 5.6394% 4/7/2025 (d)(e)	20,225,000	20,241,989
Hyundai Capital America 5.45% 6/24/2026 (b)	10,930,000	11,040,749
		119,093,837
Household Durables - 0.2%
Lennar Corp 4.75% 5/30/2025	15,000,000	14,993,413
Specialty Retail - 0.4%
Home Depot Inc/The U.S. SOFR Index + 0.33%, 4.6965% 12/24/2025 (d)(e)	14,248,000	14,267,354
Ross Stores Inc 4.6% 4/15/2025	11,241,000	11,236,541
		25,503,895
TOTAL CONSUMER DISCRETIONARY		159,591,145

Consumer Staples - 0.9%
Consumer Staples Distribution & Retail - 0.2%
Dollar General Corp 4.15% 11/1/2025	14,000,000	13,941,486
Food Products - 0.1%
The Campbell's Company 3.3% 3/19/2025	7,400,000	7,394,521
Tobacco - 0.6%
Altria Group Inc 2.35% 5/6/2025	21,500,000	21,405,003
Altria Group Inc 4.4% 2/14/2026	16,566,000	16,526,712
		37,931,715
TOTAL CONSUMER STAPLES		59,267,722

Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Chevron USA Inc U.S. SOFR Averages Index + 0.36%, 4.6939% 2/26/2027 (d)(e)	19,369,000	19,383,604
DCP Midstream Operating LP 5.375% 7/15/2025	15,931,000	15,939,701
Energy Transfer LP 5.95% 12/1/2025	9,100,000	9,142,759
Marathon Petroleum Corp 4.7% 5/1/2025	18,750,000	18,744,226
Phillips 66 3.85% 4/9/2025	15,408,000	15,392,606
		78,602,896
Financials - 16.3%
Banks - 9.1%
Bank of America Corp 1.319% 6/19/2026 (d)	14,000,000	13,861,157
Bank of America Corp 1.658% 3/11/2027 (d)	16,500,000	16,021,075
Bank of America Corp 3.384% 4/2/2026 (d)	15,000,000	14,984,340
Bank of America NA 5.65% 8/18/2025	18,000,000	18,078,369
Citibank NA 5.864% 9/29/2025	18,100,000	18,215,547
Citibank NA U.S. SOFR Index + 0.708%, 5.0526% 8/6/2026 (d)(e)	18,650,000	18,714,276
Citibank NA U.S. SOFR Index + 0.712%, 5.0525% 11/19/2027 (d)(e)	18,600,000	18,648,974
Citigroup Inc 1.122% 1/28/2027 (d)	9,300,000	9,008,824
Citigroup Inc 1.462% 6/9/2027 (d)	9,300,000	8,933,939
Citigroup Inc 3.106% 4/8/2026 (d)	21,700,000	21,662,526
Citigroup Inc 5.61% 9/29/2026 (d)	5,789,000	5,821,591
Huntington National Bank/The U.S. SOFR Index + 0.72%, 5.0539% 4/12/2028 (d)(e)	16,536,000	16,554,074
JPMorgan Chase & Co 1.04% 2/4/2027 (d)	20,500,000	19,859,234
JPMorgan Chase & Co 1.045% 11/19/2026 (d)	9,700,000	9,462,498
JPMorgan Chase & Co 1.47% 9/22/2027 (d)	9,300,000	8,873,258
JPMorgan Chase & Co 1.578% 4/22/2027 (d)	21,000,000	20,326,383
JPMorgan Chase & Co 2.083% 4/22/2026 (d)	16,590,000	16,527,586
JPMorgan Chase & Co 3.96% 1/29/2027 (d)	16,500,000	16,418,592
Morgan Stanley Bank NA 5.479% 7/16/2025	19,500,000	19,554,104
Morgan Stanley Bank NA U.S. SOFR Index + 0.685%, 5.0284% 10/15/2027 (d)(e)	25,000,000	25,073,545
Morgan Stanley Bank NA U.S. SOFR Index + 1.165%, 5.5135% 10/30/2026 (d)(e)	16,100,000	16,250,833
PNC Financial Services Group Inc/The 4.758% 1/26/2027 (d)	20,000,000	20,016,759
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (d)	19,000,000	19,135,325
PNC Financial Services Group Inc/The 5.812% 6/12/2026 (d)	14,000,000	14,038,720
PNC Financial Services Group Inc/The 6.615% 10/20/2027 (d)	11,600,000	11,972,938
Regions Financial Corp 2.25% 5/18/2025	15,984,000	15,895,290
Santander Holdings USA Inc 3.45% 6/2/2025	16,032,000	15,973,424
Santander Holdings USA Inc 4.5% 7/17/2025	18,500,000	18,473,695
Truist Financial Corp 1.267% 3/2/2027 (d)	10,609,000	10,265,741
Truist Financial Corp 4.26% 7/28/2026 (d)	2,210,000	2,206,425
Truist Financial Corp 5.9% 10/28/2026 (d)	18,600,000	18,742,833
US Bancorp 1.45% 5/12/2025	17,000,000	16,896,594
US Bancorp 5.727% 10/21/2026 (d)	18,720,000	18,843,393
US Bancorp 6.787% 10/26/2027 (d)	16,500,000	17,072,621
Wells Fargo & Co 2.188% 4/30/2026 (d)	19,324,000	19,245,802
Wells Fargo & Co 3.196% 6/17/2027 (d)	20,500,000	20,146,499
Wells Fargo & Co 4.54% 8/15/2026 (d)	7,000,000	6,994,622
Wells Fargo & Co U.S. SOFR Index + 0.78%, 5.1323% 1/24/2028 (d)(e)	20,000,000	20,028,200
Wells Fargo Bank NA U.S. SOFR Index + 0.8%, 5.1519% 8/1/2025 (d)(e)	15,390,000	15,420,168
		614,219,774
Capital Markets - 3.4%
Athene Global Funding 4.86% 8/27/2026 (b)	12,300,000	12,331,999
Athene Global Funding 5.684% 2/23/2026 (b)	20,750,000	20,976,209
Athene Global Funding U.S. SOFR Averages Index + 0.83%, 5.1694% 1/7/2027 (b)(d)(e)	26,000,000	26,069,785
Bank of New York Mellon/The U.S. SOFR Index + 0.45%, 4.8389% 3/13/2026 (d)(e)	13,310,000	13,311,486
Charles Schwab Corp/The 4.2% 3/24/2025	12,800,000	12,783,915
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (d)	23,150,000	22,521,290
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (d)	12,167,000	11,783,973
Goldman Sachs Group Inc/The 1.542% 9/10/2027 (d)	16,500,000	15,756,322
Intercontinental Exchange Inc 3.65% 5/23/2025	19,000,000	18,963,381
Moody's Corp 3.75% 3/24/2025	10,000,000	9,991,151
Morgan Stanley 1.512% 7/20/2027 (d)	16,500,000	15,817,516
Morgan Stanley 1.593% 5/4/2027 (d)	20,750,000	20,034,663
Morgan Stanley 2.188% 4/28/2026 (d)	19,550,000	19,473,743
State Street Bank & Trust Co U.S. SOFR Index + 0.46%, 4.7977% 11/25/2026 (d)(e)	11,840,000	11,856,481
		231,671,914
Consumer Finance - 1.6%
Ally Financial Inc 5.8% 5/1/2025	15,098,000	15,107,627
American Express Co 3.95% 8/1/2025	11,739,000	11,708,270
American Express Co 6.338% 10/30/2026 (d)	18,506,000	18,715,707
Capital One Financial Corp 2.636% 3/3/2026 (d)(e)	9,700,000	9,700,000
Toyota Motor Credit Corp 5.6% 9/11/2025	18,000,000	18,112,083
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.45%, 4.7913% 4/10/2026 (d)(e)	18,800,000	18,828,586
Toyota Motor Credit Corp U.S. SOFR Index + 0.77%, 5.1148% 8/7/2026 (d)(e)	18,298,000	18,423,414
		110,595,687
Financial Services - 1.4%
CNH Industrial Capital LLC 3.95% 5/23/2025	10,170,000	10,145,880
CNH Industrial Capital LLC 5.45% 10/14/2025	19,000,000	19,084,791
Corebridge Financial Inc 3.5% 4/4/2025	26,219,000	26,190,061
Corebridge Global Funding 5.35% 6/24/2026 (b)	16,320,000	16,491,983
Corebridge Global Funding U.S. SOFR Index + 1.3%, 5.6604% 9/25/2026 (b)(d)(e)	25,798,000	26,054,174
		97,966,889
Insurance - 0.8%
Jackson National Life Global Funding 4.9% 1/13/2027 (b)	15,420,000	15,491,520
Protective Life Global Funding 5.209% 4/14/2026 (b)	13,800,000	13,897,702
Protective Life Global Funding U.S. SOFR Index + 0.98%, 5.3384% 3/28/2025 (b)(d)(e)	28,000,000	28,016,520
		57,405,742
TOTAL FINANCIALS		1,111,860,006

Health Care - 1.6%
Biotechnology - 0.5%
Amgen Inc 5.25% 3/2/2025	13,000,000	13,004,192
Gilead Sciences Inc 3.65% 3/1/2026	20,700,000	20,537,762
		33,541,954
Health Care Providers & Services - 0.7%
Cigna Group/The 3.25% 4/15/2025	13,000,000	12,976,016
CVS Health Corp 3.875% 7/20/2025	20,534,000	20,444,144
HCA Inc 5.25% 4/15/2025	9,896,000	9,898,556
		43,318,716
Pharmaceuticals - 0.4%
Bristol-Myers Squibb Co U.S. SOFR Index + 0.49%, 4.833% 2/20/2026 (d)(e)	11,132,000	11,168,499
Haleon UK Capital PLC 3.125% 3/24/2025	19,000,000	18,979,978
		30,148,477
TOTAL HEALTH CARE		107,009,147

Industrials - 0.4%
Machinery - 0.4%
Caterpillar Financial Services Corp U.S. SOFR Index + 0.69%, 5.0341% 10/16/2026 (d)(e)	18,000,000	18,122,081
Otis Worldwide Corp 2.056% 4/5/2025	9,400,000	9,375,257
		27,497,338
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.1%
Dell International LLC / EMC Corp 6.02% 6/15/2026	6,100,000	6,188,084
Software - 0.4%
Oracle Corp 2.5% 4/1/2025	25,750,000	25,705,088
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.45% 9/25/2026	9,053,000	9,041,483
TOTAL INFORMATION TECHNOLOGY		40,934,655

Materials - 0.5%
Chemicals - 0.5%
Celanese US Holdings LLC 6.05% 3/15/2025	19,000,000	19,003,897
International Flavors & Fragrances Inc 1.23% 10/1/2025 (b)	12,900,000	12,631,838
		31,635,735
Real Estate - 0.0%
Specialized REITs - 0.0%
American Tower Corp 1.3% 9/15/2025	6,000,000	5,890,092
Utilities - 1.2%
Electric Utilities - 0.8%
Pacific Gas and Electric Co 3.5% 6/15/2025	14,000,000	13,930,228
Pacific Gas and Electric Co U.S. SOFR Averages Index + 0.95%, 5.367% 9/4/2025 (d)(e)	24,600,000	24,584,004
Southern California Edison Co 3.7% 8/1/2025	18,800,000	18,689,808
		57,204,040
Independent Power and Renewable Electricity Producers - 0.2%
Constellation Energy Generation LLC 3.25% 6/1/2025	10,542,000	10,496,142
Multi-Utilities - 0.2%
Dominion Energy Inc 3.3% 3/15/2025	13,000,000	12,989,598
TOTAL UTILITIES		80,689,780

TOTAL UNITED STATES		1,751,130,125
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $2,730,004,130)		2,740,039,337

Commercial Paper - 4.9%
	Yield (%) (f)	Principal Amount (a)	Value ($)
Bank of Montreal U.S. SOFR Index + 0.35%, 4.71% 8/7/2025 (d)(e)	4.71	22,000,000	22,013,532
BofA Securities Inc U.S. SOFR Index + 0.39%, 4.75% 11/21/2025 (d)(e)	4.75	28,000,000	28,020,364
BofA Securities Inc U.S. SOFR Index + 0.4%, 4.76% 10/17/2025 (d)(e)	4.76	25,000,000	25,019,698
HSBC USA Inc 4.8% 8/15/2025	5.05	22,000,000	21,541,285
HSBC USA Inc 5.52% 6/6/2025	5.85	22,000,000	21,731,921
ING US Funding LLC U.S. SOFR Index + 0.21%, 4.57% 6/16/2025 (d)(e)	4.57	28,000,000	28,006,112
ING US Funding LLC U.S. SOFR Index + 0.35%, 4.68% 11/26/2025 (d)(e)	4.68	28,000,000	28,022,299
ING US Funding LLC yankee 4.47% 6/23/2025	4.58	28,000,000	27,609,336
Mizuho Bank Ltd/Singapore yankee 4.51% 3/20/2025	4.56	19,000,000	18,953,919
National Australia Bank Ltd U.S. SOFR Index + 0.2%, 4.56% 4/28/2025 (d)(e)	4.56	12,000,000	12,001,734
National Australia Bank Ltd U.S. SOFR Index + 0.25%, 4.58% 8/27/2025 (d)(e)	4.58	28,000,000	28,008,218
National Bank of Canada yankee 4.31% 1/16/2026	4.50	28,000,000	26,946,363
Royal Bank of Canada U.S. SOFR Index + 0.35%, 4.71% 7/9/2025 (d)(e)	4.71	22,000,000	22,015,114
Toronto Dominion Bank U.S. SOFR Index + 0.35%, 4.68% 10/3/2025 (d)(e)	4.68	28,000,000	28,022,745
TOTAL COMMERCIAL PAPER (Cost $337,662,762)			337,912,640

U.S. Treasury Obligations - 18.3%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 3/13/2025	4.63 to 4.64	400,000,000	399,527,036
US Treasury Bills 0% 5/8/2025	4.27	270,000,000	267,910,605
US Treasury Bills 0% 7/3/2025	4.22	322,500,000	317,933,384
US Treasury Notes 3.5% 9/30/2026	4.25 to 4.36	148,000,000	146,803,281
US Treasury Notes 4.25% 1/31/2026	5.02	31,000,000	31,017,195
US Treasury Notes 4.75% 7/31/2025	5.06 to 5.09	85,747,100	85,905,196
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,247,769,338)			1,249,096,697

Certificates of Deposit - 8.2%
	Yield (%) (f)	Principal Amount (a)	Value ($)
Bank of Nova Scotia/Houston yankee U.S. SOFR Index + 0.35%, 4.71% 10/10/2025 (d)(e)	4.71	25,000,000	25,017,430
Bank of Nova Scotia/Houston yankee U.S. SOFR Index + 0.35%, 4.71% 12/19/2025 (d)(e)	4.71	27,800,000	27,820,550
Barclays Bank PLC/NY yankee U.S. SOFR Index + 0.34%, 4.7% 12/31/2025 (d)(e)	4.70	29,000,000	28,997,564
Canadian Imperial Bank of Commerce/New York NY yankee U.S. SOFR Index + 0.35%, 4.71% 9/23/2025 (d)(e)	4.71	28,000,000	28,025,609
Canadian Imperial Bank of Commerce/New York NY yankee U.S. SOFR Index + 0.38%, 4.74% 12/22/2025 (d)(e)	4.74	28,000,000	28,029,898
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.38%, 4.74% 1/9/2026 (d)(e)	4.74	13,500,000	13,506,991
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.38%, 4.74% 7/23/2025 (d)(e)	4.74	22,000,000	22,017,085
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.38%, 4.74% 9/9/2025 (d)(e)	4.74	25,000,000	25,021,683
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.4%, 4.76% 11/12/2025 (d)(e)	4.76	25,000,000	25,024,563
Mizuho Bank Ltd/New York NY yankee 4.65% 3/5/2025	4.65	25,000,000	25,000,833
Mizuho Bank Ltd/New York NY yankee U.S. SOFR Index + 0.35%, 4.71% 1/30/2026 (d)(e)	4.71	28,000,000	28,014,784
Mizuho Bank Ltd/New York NY yankee U.S. SOFR Index + 0.35%, 4.71% 11/17/2025 (d)(e)	4.71	28,000,000	28,018,718
State Street Bank & Trust Co U.S. SOFR Index + 0.27%, 4.63% 10/10/2025 (d)(e)	4.63	28,000,000	28,000,803
State Street Bank & Trust Co U.S. SOFR Index + 0.32%, 4.68% 11/17/2025 (d)(e)	4.68	28,000,000	28,009,834
Sumitomo Mitsui Banking Corp/New York yankee U.S. SOFR Index + 0.35%, 4.71% 11/18/2025 (d)(e)	4.71	28,000,000	28,019,258
Sumitomo Mitsui Trust Bank Ltd/ New York yankee 4.65% 3/5/2025	4.65	23,000,000	23,000,918
Sumitomo Mitsui Trust Bank Ltd/ New York yankee U.S. SOFR Index + 0.29%, 4.65% 4/14/2025 (d)(e)	4.65	22,000,000	22,005,322
Sumitomo Mitsui Trust Bank Ltd/ New York yankee U.S. SOFR Index + 0.35%, 4.71% 11/19/2025 (d)(e)	4.71	28,000,000	28,014,725
Sumitomo Mitsui Trust Bank Ltd/ New York yankee U.S. SOFR Index + 0.35%, 4.71% 12/3/2025 (d)(e)	4.71	28,000,000	28,015,288
Svenska Handelsbanken/New York NY U.S. SOFR Index + 0.34%, 4.67% 12/10/2025 (d)(e)	4.67	28,000,000	28,029,739
Svenska Handelsbanken/New York NY yankee U.S. SOFR Index + 0.35%, 4.71% 7/15/2025 (d)(e)	4.71	22,000,000	22,017,309
Toronto-Dominion Bank/NY yankee U.S. Federal Fund Daily Rate + 0.4%, 4.73% 8/22/2025 (d)(e)	4.73	22,000,000	22,021,028
TOTAL CERTIFICATES OF DEPOSIT (Cost $561,300,000)			561,629,932

Money Market Funds - 14.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $1,020,044,209)	4.35	1,019,893,105	1,020,097,084

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,819,059,251)	6,834,040,825
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,646,594)
NET ASSETS - 100.0%	6,831,394,231

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $943,921,660 or 13.8% of net assets.

(c)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	898,678,315	1,839,957,633	1,718,538,864	22,046,159	-	-	1,020,097,084	1,019,893,105	2.0%
Total	898,678,315	1,839,957,633	1,718,538,864	22,046,159	-	-	1,020,097,084	1,019,893,105

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	925,265,135	-	925,265,135	-

Non-Convertible Corporate Bonds
Communication Services	61,138,829	-	61,138,829	-
Consumer Discretionary	306,937,569	-	306,937,569	-
Consumer Staples	80,471,826	-	80,471,826	-
Energy	90,838,747	-	90,838,747	-
Financials	1,884,435,115	-	1,884,435,115	-
Health Care	123,325,280	-	123,325,280	-
Industrials	27,497,338	-	27,497,338	-
Information Technology	47,179,026	-	47,179,026	-
Materials	31,635,735	-	31,635,735	-
Real Estate	5,890,092	-	5,890,092	-
Utilities	80,689,780	-	80,689,780	-

Commercial Paper	337,912,640	-	337,912,640	-

U.S. Treasury Obligations	1,249,096,697	-	1,249,096,697	-

Certificates of Deposit	561,629,932	-	561,629,932	-

Money Market Funds	1,020,097,084	1,020,097,084	-	-
Total Investments in Securities:	6,834,040,825	1,020,097,084	5,813,943,741	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $5,799,015,042)	$5,813,943,741
Fidelity Central Funds (cost $1,020,044,209)	1,020,097,084

Total Investment in Securities (cost $6,819,059,251)		$6,834,040,825
Cash		810,598
Receivable for fund shares sold		21,314,087
Interest receivable		33,767,993
Distributions receivable from Fidelity Central Funds		3,505,377
Receivable from investment adviser for expense reductions		398,051
Total assets		6,893,836,931
Liabilities
Payable for investments purchased	$22,840,411
Payable for fund shares redeemed	33,127,584
Distributions payable	4,855,076
Accrued management fee	1,126,282
Distribution and service plan fees payable	2,561
Other affiliated payables	490,786
Total liabilities		62,442,700
Net Assets		$6,831,394,231
Net Assets consist of:
Paid in capital		$6,813,115,176
Total accumulated earnings (loss)		18,279,055
Net Assets		$6,831,394,231

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($20,736,537 ÷ 2,057,892 shares)(a)		$10.08
Maximum offering price per share (100/98.50 of $10.08)		$10.23
Fidelity Conservative Income Bond Fund :
Net Asset Value, offering price and redemption price per share ($4,626,803,859 ÷ 459,402,096 shares)		$10.07
Class I :
Net Asset Value, offering price and redemption price per share ($172,781,488 ÷ 17,147,624 shares)		$10.08
Class Z :
Net Asset Value, offering price and redemption price per share ($2,011,072,347 ÷ 199,587,964 shares)		$10.08
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Interest		$137,635,244
Income from Fidelity Central Funds		22,046,159
Total income		159,681,403
Expenses
Management fee	$6,410,533
Transfer agent fees	2,819,789
Distribution and service plan fees	13,232
Independent trustees' fees and expenses	8,456
Total expenses before reductions	9,252,010
Expense reductions	(1,732,529)
Total expenses after reductions		7,519,481
Net Investment income (loss)		152,161,922
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	3,551,107
Total net realized gain (loss)		3,551,107
Change in net unrealized appreciation (depreciation) on investment securities		(1,698,718)
Net gain (loss)		1,852,389
Net increase (decrease) in net assets resulting from operations		$154,014,311
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$152,161,922	$330,496,784
Net realized gain (loss)	3,551,107	6,760,528
Change in net unrealized appreciation (depreciation)	(1,698,718)	21,517,969
Net increase (decrease) in net assets resulting from operations	154,014,311	358,775,281
Distributions to shareholders	(154,448,235)	(330,411,968)

Share transactions - net increase (decrease)	656,268,409	185,938,891
Total increase (decrease) in net assets	655,834,485	214,302,204

Net Assets
Beginning of period	6,175,559,746	5,961,257,542
End of period	$6,831,394,231	$6,175,559,746

Financial Highlights
Fidelity Advisor® Conservative Income Bond Fund Class A

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.08	$10.03	$10.01
Income from Investment Operations
Net investment income (loss) B,C	.227	.504	.131
Net realized and unrealized gain (loss)	.006	.055	.019
Total from investment operations	.233	.559	.150
Distributions from net investment income	(.228)	(.509)	(.130)
Distributions from net realized gain	(.005)	-	-
Total distributions	(.233)	(.509)	(.130)
Net asset value, end of period	$10.08	$10.08	$10.03
Total Return D,E,F	2.33%	5.70%	1.51%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.48% I	.48%	.39% I
Expenses net of fee waivers, if any	.45 % I	.45%	.39% I
Expenses net of all reductions	.45% I	.45%	.39% I
Net investment income (loss)	4.58% I	5.06%	5.00% I
Supplemental Data
Net assets, end of period (000 omitted)	$20,737	$14,039	$1,859
Portfolio turnover rate J	81 % I	76%	48%

AFor the period May 25, 2023 (commencement of sale of shares) through August 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Conservative Income Bond Fund

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.07	$10.03	$9.99	$10.05	$10.07	$10.04
Income from Investment Operations
Net investment income (loss) A,B	.238	.530	.506	.059	.039	.156
Net realized and unrealized gain (loss)	.005	.039	(.032)	(.056)	(.019)	.031
Total from investment operations	.243	.569	.474	.003	.020	.187
Distributions from net investment income	(.238)	(.529)	(.434)	(.061)	(.038)	(.157)
Distributions from net realized gain	(.005)	-	-	(.002)	(.002)	-
Total distributions	(.243)	(.529)	(.434)	(.063)	(.040)	(.157)
Net asset value, end of period	$10.07	$10.07	$10.03	$9.99	$10.05	$10.07
Total Return C,D	2.43%	5.81%	4.84%	.03%	.20%	1.88%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.30% G	.30%	.34%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.25 % G	.25%	.27%	.25%	.25%	.25%
Expenses net of all reductions	.25% G	.25%	.27%	.25%	.25%	.25%
Net investment income (loss)	4.78% G	5.26%	4.29%	.59%	.39%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$4,626,804	$4,469,407	$5,638,810	$4,522,064	$5,364,328	$9,362,863
Portfolio turnover rate H	81 % G	76%	48%	50%	62%	56%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Conservative Income Bond Fund Class I

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.08	$10.03	$10.01
Income from Investment Operations
Net investment income (loss) B,C	.238	.527	.126
Net realized and unrealized gain (loss)	.005	.052	.029
Total from investment operations	.243	.579	.155
Distributions from net investment income	(.238)	(.529)	(.135)
Distributions from net realized gain	(.005)	-	-
Total distributions	(.243)	(.529)	(.135)
Net asset value, end of period	$10.08	$10.08	$10.03
Total Return D,E	2.43%	5.91%	1.55%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.38% H	.41%	.44% H
Expenses net of fee waivers, if any	.25 % H	.25%	.25% H
Expenses net of all reductions	.25% H	.25%	.25% H
Net investment income (loss)	4.78% H	5.26%	5.16% H
Supplemental Data
Net assets, end of period (000 omitted)	$172,781	$109,662	$65,642
Portfolio turnover rate I	81 % H	76%	48%

AFor the period May 25, 2023 (commencement of sale of shares) through August 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Conservative Income Bond Fund Class Z

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.08	$10.03	$10.01
Income from Investment Operations
Net investment income (loss) B,C	.241	.532	.125
Net realized and unrealized gain (loss)	.004	.052	.031
Total from investment operations	.245	.584	.156
Distributions from net investment income	(.240)	(.534)	(.136)
Distributions from net realized gain	(.005)	-	-
Total distributions	(.245)	(.534)	(.136)
Net asset value, end of period	$10.08	$10.08	$10.03
Total Return D,E	2.46%	5.97%	1.56%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.25% H	.25%	.25% H
Expenses net of fee waivers, if any	.20 % H	.20%	.20% H
Expenses net of all reductions	.20% H	.20%	.20% H
Net investment income (loss)	4.83% H	5.31%	5.20% H
Supplemental Data
Net assets, end of period (000 omitted)	$2,011,072	$1,582,452	$254,947
Portfolio turnover rate I	81 % H	76%	48%

AFor the period May 25, 2023 (commencement of sale of shares) through August 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2025

1. Organization.
Fidelity Conservative Income Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Fidelity Conservative Income Bond Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, U.S. government and government agency obligations, commercial paper and certificates of deposit are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$15,448,370
Gross unrealized depreciation	(466,797)
Net unrealized appreciation (depreciation)	$14,981,573
Tax cost	$6,819,059,252

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Conservative Income Bond Fund	1,684,131,786	1,260,216,635
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.15%	13,232	5,686

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charge levied on Class A redemptions. The deferred sales charges are .75% or .50% for certain purchases of Class A shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	2,096

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Fidelity Conservative Income Bond Fund and Class Z. FIIOC receives an asset-based fee of Fidelity Conservative Income Bond Fund's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	11,306.13
Fidelity Conservative Income Bond Fund	2,229,141.10
Class I	133,781.18
Class Z	445,561.05
	2,819,789

A Annualized

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Expense Reductions.
The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2025. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	.45%	2,951
Fidelity Conservative Income Bond Fund	.25%	1,164,289
Class I	.25%	97,691
Class Z	.20%	462,956
		1,727,887

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $4,642.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2025	Year ended August 31, 2024
Fidelity Conservative Income Bond Fund
Distributions to shareholders
Class A	404,129	435,403
Fidelity Conservative Income Bond Fund	107,324,570	268,207,474
Class I	3,616,072	4,506,070
Class Z	43,103,464	57,263,021
Total	$154,448,235	$330,411,968
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2025	Year ended August 31, 2024	Six months ended February 28, 2025	Year ended August 31, 2024
Fidelity Conservative Income Bond Fund
Class A
Shares sold	1,742,011	2,315,243	$17,549,599	$23,287,306
Reinvestment of distributions	39,983	42,990	402,822	432,567
Shares redeemed	(1,117,235)	(1,150,447)	(11,252,568)	(11,572,899)
Net increase (decrease)	664,759	1,207,786	$6,699,853	$12,146,974
Fidelity Conservative Income Bond Fund
Shares sold	119,388,145	273,472,569	$1,202,336,412	$2,747,140,813
Reinvestment of distributions	7,748,911	19,220,406	78,044,871	193,140,627
Shares redeemed	(111,460,978)	(411,345,756)	(1,122,537,315)	(4,133,091,258)
Net increase (decrease)	15,676,078	(118,652,781)	$157,843,968	$(1,192,809,818)
Class I
Shares sold	10,127,470	6,676,408	$102,012,200	$67,130,223
Reinvestment of distributions	324,608	441,314	3,270,392	4,438,833
Shares redeemed	(4,186,934)	(2,779,320)	(42,187,036)	(27,944,206)
Net increase (decrease)	6,265,144	4,338,402	$63,095,556	$43,624,850
Class Z
Shares sold	83,068,378	241,423,439	$836,826,054	$2,427,553,670
Reinvestment of distributions	3,969,401	5,371,493	39,991,360	54,049,106
Shares redeemed	(44,487,951)	(115,174,688)	(448,188,382)	(1,158,625,891)
Net increase (decrease)	42,549,828	131,620,244	$428,629,032	$1,322,976,885
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Conservative Income Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of the retail class, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse Class A, Class I, Class Z, and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.45%, 0.25%, 0.20%, and 0.25%, respectively through December 31, 2025.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.924092.113
FCV-SANN-0425
Fidelity® Short-Term Bond Fund

Semi-Annual Report
February 28, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Short-Term Bond Fund
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 18.3%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.6%
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 5.4532% 1/20/2037 (b)(c)(d)	4,566,000	4,576,274
Neuberger Berman Ln Advisers Nbla Clo 50 Ltd / Neuberger Berman Ln Series 2024-50A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5403% 7/23/2036 (b)(c)(d)	5,829,000	5,853,558
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 5.4832% 1/20/2037 (b)(c)(d)	3,426,000	3,444,650
TOTAL BAILIWICK OF JERSEY		13,874,482
CANADA - 0.2%
Chesapeake Funding II LLC Series 2023-1A Class A1, 5.65% 5/15/2035 (b)	2,852,890	2,873,820
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	517,564	525,131
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)	972,441	983,773
TOTAL CANADA		4,382,724
GRAND CAYMAN (UK OVERSEAS TER) - 3.1%
Aimco Clo Ser 2018-A / Aimco Clo Ser 2018-A LLC Series 2024-AA Class XR, CME Term SOFR 3 month Index + 1%, 5.5152% 10/17/2037 (b)(c)(d)	1,050,000	1,050,219
Ares Lii Clo Ltd Series 2025-52A Class A1RR, CME Term SOFR 3 month Index + 0.88%, 5.1814% 4/22/2031 (b)(c)(d)	4,321,000	4,321,726
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.572% 10/15/2032 (b)(c)(d)	2,022,453	2,023,897
Ares XXXIV CLO Ltd Series 2024-2A Class AR3, CME Term SOFR 3 month Index + 1.32%, 5.6229% 4/17/2033 (b)(c)(d)	10,151,000	10,165,202
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 5.3632% 7/18/2034 (b)(c)(d)	5,400,000	5,405,206
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 5.402% 7/15/2035 (b)(c)(d)	5,196,000	5,212,887
Dryden 86 Clo Ltd / Dryden 86 Clo LLC Series 2021-86A Class A1R, CME Term SOFR 3 month Index + 1.3616%, 5.6645% 7/17/2034 (b)(c)(d)	1,878,000	1,878,000
Flatiron Clo 28 Ltd / Flatiron Clo 28 LLC Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.622% 7/15/2036 (b)(c)(d)	6,430,000	6,452,293
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.382% 7/15/2034 (b)(c)(d)	5,168,000	5,170,036
Magnetite Xxii Ltd / Magnetite Xxii LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.552% 7/15/2036 (b)(c)(d)	5,515,000	5,539,012
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME Term SOFR 3 month Index + 1.05%, 5.352% 4/15/2030 (b)(c)(d)	1,991,536	1,992,799
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.45% 1/15/2033 (b)(c)(d)	1,017,000	1,018,682
Palmer Square Loan Funding Ltd Series 2024-3A Class A1, CME Term SOFR 3 month Index + 1.08%, 5.3774% 8/8/2032 (b)(c)(d)	3,055,896	3,062,808
Rr 16 Ltd Series 2021-16A Class A1, CME Term SOFR 3 month Index + 1.3716%, 5.6736% 7/15/2036 (b)(c)(d)	3,071,000	3,073,862
TCI-Flatiron CLO Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.2216%, 5.5446% 11/18/2030 (b)(c)(d)	969,397	970,609
TCI-Symphony CLO Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.1916%, 5.4936% 7/15/2030 (b)(c)(d)	4,367,121	4,378,366
Trapeza Cdo Xii Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 5.1177% 4/6/2042 (b)(c)(d)	261,000	195,261
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.5432% 4/20/2035 (b)(c)(d)	4,340,000	4,345,147
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 5.4932% 7/20/2032 (b)(c)(d)	7,325,936	7,328,581
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		73,584,593
UNITED STATES - 14.4%
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (b)	260,438	261,035
Affirm Asset Securitization Trust Series 2024-X2 Class A, 5.22% 12/17/2029 (b)	4,956,107	4,963,017
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	1,107,000	1,114,853
American Express Credit Account Master Trust Series 2022-4 Class A, 4.95% 10/15/2027	4,492,000	4,507,280
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/2028	3,528,000	3,551,006
American Express Credit Account Master Trust Series 2023-3 Class A, 5.23% 9/15/2028	7,149,000	7,253,831
Ari Fleet Lease Trust 2024-B Series 2024-B Class A3, 5.26% 4/15/2033 (b)	533,000	542,868
ARI Fleet Lease Trust Series 2023-B Class A2, 6.05% 7/15/2032 (b)	2,982,163	3,011,439
ARI Fleet Lease Trust Series 2024-A Class A2, 5.3% 11/15/2032 (b)	4,386,213	4,412,802
Bank of America Credit Card Master Trust Series 2023-A1 Class A1, 4.79% 5/15/2028	2,564,000	2,578,595
Bank of America Credit Card Master Trust Series 2023-A2 Class A2, 4.98% 11/15/2028	3,550,000	3,590,518
BMW Vehicle Lease Trust Series 2023-1 Class A3, 5.16% 11/25/2025	137,696	137,789
BMW Vehicle Lease Trust Series 2023-2 Class A3, 5.99% 9/25/2026	2,721,847	2,739,316
BMW Vehicle Lease Trust Series 2024-1 Class A3, 4.98% 3/25/2027	3,994,000	4,018,352
Bofa Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (b)	412,000	417,241
Capital One Prime Auto Receivables Trust 2023-2 Series 2023-2 Class A3, 5.82% 6/15/2028	5,698,000	5,791,537
Capital One Prime Auto Receivables Trust Series 2024-1 Class A3, 4.62% 7/16/2029	4,260,000	4,286,048
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	1,134,000	1,154,419
CarMax Auto Owner Trust Series 2024-1 Class A3, 4.92% 10/16/2028	2,607,000	2,626,917
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	795,000	807,659
CarMax Auto Owner Trust Series 2024-3 Class A3, 4.89% 7/16/2029	3,341,000	3,370,631
Carvana Auto Receivables Trust Series 2021-P3 Class A3, 0.7% 11/10/2026	759,253	755,576
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (b)	435,009	431,159
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (b)	1,035,000	1,046,643
Chase Auto Owner Trust Series 2024-3A Class A3, 5.22% 7/25/2029 (b)	4,136,000	4,197,285
Chase Auto Owner Trust Series 2024-4A Class A3, 4.94% 7/25/2029 (b)	5,082,000	5,134,409
Chase Issuance Trust Series 2023-A1 Class A, 5.16% 9/15/2028	8,355,000	8,466,583
Citibank Credit Card Issuance Trust Series 2023-A1 Class A1, 5.23% 12/8/2027	2,738,000	2,754,677
Citizens Auto Receivables Trust Series 2024-1 Class A3, 5.11% 4/17/2028 (b)	2,606,000	2,622,857
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	1,290,000	1,304,157
CWABS Inc Asset-Backed Certificates Series 2004-2 Class 3A4, CME Term SOFR 1 month Index + 0.6145%, 4.9338% 7/25/2034 (c)(d)	105,918	104,506
Daimler Trucks Retail Trust Series 2024-1 Class A3, 5.49% 12/15/2027	3,751,000	3,798,830
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (b)	1,030,440	1,010,258
Dell Equip Fin Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (b)	1,134,000	1,139,489
Dell Equipment Finance Trust Series 2023-2 Class A3, 5.65% 1/22/2029 (b)	2,027,000	2,038,158
Dell Equipment Finance Trust Series 2023-3 Class A3, 5.93% 4/23/2029 (b)	2,908,000	2,941,252
Dell Equipment Finance Trust Series 2024-1 Class A3, 5.39% 3/22/2030 (b)	1,743,000	1,764,593
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	502,000	509,790
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	341,000	347,798
Dllmt 2024-1 LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	2,090,000	2,105,697
Domino's Pizza Master Issuer LLC Series 2015-1A Class A2II, 4.474% 10/25/2045 (b)	1,391,250	1,387,638
Enterprise Fleet Financing LLC Series 2022-3 Class A2, 4.38% 7/20/2029 (b)	389,943	389,594
Enterprise Fleet Financing LLC Series 2023-1 Class A2, 5.51% 1/22/2029 (b)	2,179,978	2,190,304
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	1,364,588	1,389,007
Enterprise Fleet Financing LLC Series 2024-1 Class A2, 5.23% 3/20/2030 (b)	5,101,241	5,143,161
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (b)	3,645,000	3,689,038
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (b)	1,358,000	1,361,285
Enterprise Fleet Financing LLC Series 2025-1 Class A3, 4.82% 2/20/2029 (b)	3,480,000	3,510,725
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (b)	721,000	735,781
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class X, CME Term SOFR 3 month Index + 1%, 5.4419% 1/15/2038 (b)(c)(d)	1,563,000	1,563,255
Flatiron Rr Clo 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 5.2342% 10/15/2034 (b)(c)(d)	3,500,000	3,500,000
Ford Credit Auto Lease Trust Series 2023-B Class A3, 5.91% 10/15/2026	5,152,176	5,174,151
Ford Credit Auto Owner Trust Series 2023-B Class A3, 5.23% 5/15/2028	3,944,000	3,974,339
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	2,375,000	2,390,252
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (b)	5,336,000	5,429,688
GM Financial Automobile Leasing Trust Series 2023-1 Class A3, 5.16% 4/20/2026	1,168,485	1,169,902
GM Financial Consumer Automobile Receivables Trust Series 2022-2 Class A3, 3.1% 2/16/2027	2,450,396	2,437,582
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class A3, 4.47% 2/16/2028	1,588,829	1,587,887
Gm Financial Consumer Automobile Receivables Trust Series 2023-4 Class A3, 5.78% 8/16/2028	4,680,000	4,755,220
Gm Financial Leasing Trust 2024-1 Series 2024-1 Class A3, 5.09% 3/22/2027	6,848,000	6,884,951
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	5,812,000	5,875,956
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/2029 (b)	5,810,000	5,886,084
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (b)	1,320,000	1,330,292
Huntington Auto Trust Series 2024-1A Class A3, 5.23% 1/16/2029 (b)	6,742,000	6,810,710
Hyundai Auto Lease Securitization Trust Series 2023-C Class A3, 5.8% 12/15/2026 (b)	4,934,000	4,968,238
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (b)	1,897,000	1,918,320
Hyundai Auto Receivables Trust Series 2023-C Class A3, 5.54% 10/16/2028	3,474,000	3,523,425
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	1,145,000	1,155,822
John Deere Owner Trust Series 2024-A Class A3, 4.96% 11/15/2028	6,694,000	6,753,250
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (b)	937,000	953,841
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (b)	157,111	157,736
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	1,209,000	1,225,504
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	5,758,000	5,747,039
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A3, 5.95% 11/15/2028	2,683,000	2,730,668
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	1,084,000	1,096,590
Nissan Auto Receivables Owner Trust Series 2023-B Class A3, 5.93% 3/15/2028	3,185,000	3,230,416
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (b)	2,023,000	2,044,006
OneMain Direct Auto Receivables Trust Series 2021-1A Class A, 0.87% 7/14/2028 (b)	1,842,404	1,821,063
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	739,720	740,583
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCH1 Class M4, CME Term SOFR 1 month Index + 1.3595%, 5.6788% 1/25/2036 (c)(d)	18,795	18,716
Porsche Finl Auto Securitization Tr 2023-2 Series 2023-2A Class A3, 5.79% 1/22/2029 (b)	2,531,000	2,552,137
Porsche Innovative Lease Owner Trust Series 2024-2A Class A3, 4.35% 10/20/2027 (b)	4,463,000	4,463,173
PRPM LLC Series 2021-5 Class A1, 4.793% 6/25/2026 (b)(c)	3,320,697	3,303,735
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	1,350,000	1,354,501
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (b)	1,081,000	1,094,579
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	924,000	925,205
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3, 5.47% 10/20/2028 (b)	6,331,000	6,388,596
Sfs Auto Receivables Securitization Trust Series 2024-1A Class A3, 4.95% 5/21/2029 (b)	1,998,000	2,009,669
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (b)	616,000	625,029
T-Mobile US Trust Series 2024-1A Class A, 5.05% 9/20/2029 (b)	4,785,000	4,826,431
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.2938% 9/25/2034 (c)(d)	134,223	138,342
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/2026 (b)	847,381	849,992
Tesla Auto Lease Trust Series 2023-B Class A3, 6.13% 9/21/2026 (b)	5,918,181	5,952,998
Tesla Electric Vehicle Trust Series 2023-1 Class A3, 5.38% 6/20/2028 (b)	2,816,000	2,844,659
Tesla Series 2024-A Class A3, 5.3% 6/21/2027 (b)	2,554,000	2,571,976
Toyota Auto Loan Extended Note Trust Series 2020-1A Class A, 1.35% 5/25/2033 (b)	4,906,000	4,867,374
Toyota Auto Receivables Owner Trust Series 2023-D Class A3, 5.54% 8/15/2028	3,430,000	3,483,832
Toyota Lease Owner Trust Series 2023-B Class A3, 5.66% 11/20/2026 (b)	5,372,000	5,410,459
Toyota Lease Owner Trust Series 2024-A Class A3, 5.25% 4/20/2027 (b)	1,153,000	1,162,158
Upstart Securitization Trust Series 2023-3 Class A, 6.9% 10/20/2033 (b)	1,585,017	1,600,219
Usaa Auto Owner Trust 2023-A Series 2023-A Class A3, 5.58% 5/15/2028 (b)	2,571,000	2,591,914
Verizon Master Trust Series 2023-5 Class A1A, 5.61% 9/8/2028	5,000,000	5,029,983
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	5,700,000	5,744,243
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A3, 5.48% 12/20/2028	4,052,000	4,118,508
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A3, 5.02% 6/20/2028	2,893,000	2,909,961
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A3, 4.63% 7/20/2029	5,720,000	5,758,703
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (b)	460,000	459,048
Wells Fargo Card Issuance Trust Series 2024-A1 Class A, 4.94% 2/15/2029	5,860,000	5,936,134
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	4,202,812	4,274,364
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (b)	5,359,580	5,419,965
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	1,604,000	1,611,903
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1, 4.8% 9/19/2039 (b)	4,245,000	4,268,207
World Omni Auto Receivables Tr 2023-D Series 2023-D Class A3, 5.79% 2/15/2029	3,825,000	3,885,863
World Omni Auto Receivables Tr Series 2024-A Class A3, 4.86% 3/15/2029	6,000,000	6,038,368
World Omni Auto Receivables Trust Series 2024-B Class A3, 5.27% 9/17/2029	2,815,000	2,853,942
World Omni Auto Trust 2024-C Series 2024-C Class A3, 4.43% 12/17/2029	3,458,000	3,468,988
World Omni Automobile Lease Securitization Trust Series 2024-A Class A3, 5.26% 10/15/2027	2,588,000	2,619,551
TOTAL UNITED STATES		343,677,598
TOTAL ASSET-BACKED SECURITIES (Cost $432,250,743)		435,519,397

Bank Notes - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
Goldman Sachs Bank USA 5.283% 3/18/2027 (c) (Cost $8,200,000)	8,200,000	8,257,294

Collateralized Mortgage Obligations - 1.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.5%
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/2066 (b)	3,714,229	3,284,871
CFMT LLC Series 2022-HB8 Class A, 3.75% 4/25/2025 (b)	2,422,165	2,407,875
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(c)	678,382	664,550
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(c)	351,043	346,762
CSMC Trust Series 2021-RPL9 Class A1, 3.6838% 2/25/2061 (b)(c)	5,689,788	5,694,578
Fannie Mae Guaranteed REMICS Series 2001-40 Class Z, 6% 8/25/2031	24,297	24,762
Fannie Mae Guaranteed REMICS Series 2015-27 Class KF, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.7665% 5/25/2045 (c)(d)	1,670,086	1,660,807
Fannie Mae Guaranteed REMICS Series 2016-42 Class FL, U.S. 30-Day Avg. SOFR Index + 0.4645%, 4.8165% 7/25/2046 (c)(d)	1,770,458	1,764,919
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	209,844	208,445
Gcat 2021-Nqm7 Tr Series 2021-NQM7 Class A1, 1.915% 8/25/2066 (b)	1,859,623	1,697,362
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 5.25% 7/25/2067 (b)(c)	4,500,969	4,477,307
New York Mortgage Trust Series 2021-SP1 Class A1, 4.6696% 8/25/2061 (b)	1,649,907	1,614,339
Oceanview Mortgage Loan Trust Series 2020-1 Class A1A, 1.7329% 5/28/2050 (b)	1,280,966	1,198,135
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (b)	128,340	126,728
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (b)	108,083	105,406
Preston Ridge Partners Mortgage Trust Series 2021-8 Class A1, 4.743% 9/25/2026 (b)(c)	3,684,617	3,652,925
PRET LLC Series 2022-RN1 Class A1, 6.721% 7/25/2051 (b)(e)	2,855,134	2,878,232
PRPM LLC Series 2021-RPL1 Class A1, 1.319% 7/25/2051 (b)	635,558	586,203
PRPM LLC Series 2021-RPL2 Class A1, 1.455% 10/25/2051 (b)(c)	839,637	771,820
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(c)	2,422,151	2,334,192
RMF Buyout Issuance Trust Series 2021-HB1 Class A, 1.2586% 11/25/2031 (b)	141,753	141,320
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.5914% 7/20/2034 (c)(d)	1,171	1,085
TOTAL UNITED STATES		35,642,623
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $36,457,105)		35,642,623

Commercial Mortgage Securities - 4.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.8%
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	2,246,000	2,114,048
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.462% 1/15/2039 (b)(c)(d)	1,666,893	1,662,205
Benchmark Mortgage Trust Series 2021-B31 Class A1, 1.357% 12/15/2054	2,731,766	2,648,596
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 5.4265% 9/15/2026 (b)(c)(d)	4,272,000	4,181,923
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.654% 3/15/2041 (b)(c)(d)	961,162	961,462
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.6838% 6/15/2041 (b)(c)(d)	1,308,000	1,308,818
BPR Trust Series 2022-OANA Class A, CME Term SOFR 1 month Index + 1.898%, 6.2099% 4/15/2037 (b)(c)(d)	6,214,000	6,221,761
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.3583% 4/15/2034 (b)(c)(d)	2,025,051	2,012,394
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1156% 10/15/2036 (b)(c)(d)	3,704,000	3,684,893
BX Commercial Mortgage Trust Series 2021-VINO Class A, CME Term SOFR 1 month Index + 0.7668%, 5.0788% 5/15/2038 (b)(c)(d)	591,432	590,693
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.3248% 2/15/2039 (b)(c)(d)	2,867,264	2,861,888
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.0733% 12/9/2040 (b)(c)(d)	1,170,674	1,173,235
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6047% 12/15/2039 (b)(c)(d)	624,000	623,805
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.9475% 5/15/2041 (b)(c)	2,471,380	2,476,014
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 5.2765% 11/15/2038 (b)(c)(d)	3,092,276	3,086,478
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 5.0624% 10/15/2026 (b)(c)(d)	2,727,896	2,714,256
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.0965% 6/15/2038 (b)(c)(d)	3,185,188	3,177,225
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.7537% 4/15/2041 (b)(c)(d)	2,966,943	2,970,652
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.7539% 2/15/2039 (b)(c)(d)	2,304,634	2,308,235
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.4603% 2/15/2035 (b)(c)(d)	1,613,000	1,609,969
BX Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4674% 3/15/2030 (b)(c)(d)	4,875,000	4,868,908
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (b)	7,445,407	7,330,164
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (b)	4,350,338	4,150,233
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class AAB, 3.368% 2/10/2049	488,617	486,098
COMM Mortgage Trust Series 2020-SBX Class A, 1.67% 1/10/2038 (b)	6,921,000	6,445,187
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class ASB, 4.1628% 8/15/2051	2,296,703	2,246,855
CSMC Trust Series 2017-CHOP Class A, Prime Rate -2.306%, 5.194% 7/15/2032 (b)(c)(d)	1,787,546	1,769,961
CSMC Trust Series 2020-NET Class A, 2.2569% 8/15/2037 (b)	430,152	420,918
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1275% 11/15/2038 (b)(c)(d)	5,014,164	4,996,927
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5065% 7/15/2038 (b)(c)(d)	1,526,079	1,526,079
GS Mortgage Securities Trust Series 2011-GC5 Class AS, 5.1251% 8/10/2044 (b)(c)	3,648,113	3,503,247
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.3765% 10/15/2036 (b)(c)(d)	2,194,000	2,180,307
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class AS, 3.216% 4/15/2046	998,076	948,182
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.9265% 9/15/2029 (b)(c)(d)	1,258,563	1,208,337
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.6071% 5/15/2039 (b)(c)(d)	4,992,000	4,892,160
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1265% 7/15/2038 (b)(c)(d)	1,937,000	1,933,368
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class A3, 3.272% 1/15/2049	1,640,175	1,624,612
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class ASB, 3.288% 1/15/2049	296,361	295,537
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4009% 11/15/2040 (b)(c)(d)	653,206	656,065
OPG Trust Series 2021-PORT Class A, CME Term SOFR 1 month Index + 0.5985%, 4.9105% 10/15/2036 (b)(c)(d)	4,776,413	4,752,530
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.1571% 11/15/2038 (b)(c)(d)	3,015,205	3,009,552
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.5548% 12/15/2039 (b)(c)(d)	1,947,000	1,947,613
Wells Fargo Commercial Mortgage Trust Series 2015-LC22 Class ASB, 3.571% 9/15/2058	213,479	213,029
Wells Fargo Commercial Mortgage Trust Series 2017-RC1 Class ASB, 3.453% 1/15/2060	1,184,268	1,174,363
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.1032% 10/15/2041 (b)(c)(d)	2,435,000	2,444,174
TOTAL UNITED STATES		113,412,956
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $115,110,320)		113,412,956

Non-Convertible Corporate Bonds - 36.9%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Glencore Funding LLC 5.338% 4/4/2027 (b)	6,000,000	6,085,730
CANADA - 2.7%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Rogers Communications Inc 2.95% 3/15/2025	4,725,000	4,720,355
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Canadian Natural Resources Ltd 2.05% 7/15/2025	4,512,000	4,467,186
Cenovus Energy Inc 4.25% 4/15/2027	4,500,000	4,457,289
Enbridge Inc 5.25% 4/5/2027	2,921,000	2,959,033
Enbridge Inc 5.9% 11/15/2026	2,514,000	2,566,506
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027 (b)	1,401,000	1,402,157
		15,852,171
Financials - 1.8%
Banks - 1.7%
Bank of Montreal 4.567% 9/10/2027 (c)	6,447,000	6,448,688
Bank of Montreal 5.266% 12/11/2026	5,000,000	5,073,688
Bank of Nova Scotia/The 5.35% 12/7/2026	4,000,000	4,061,013
Canadian Imperial Bank of Commerce 5.926% 10/2/2026	6,200,000	6,337,627
National Bank of Canada 4.95% 2/1/2028 (c)	5,744,000	5,775,480
Toronto Dominion Bank 4.568% 12/17/2026	6,940,000	6,949,623
Toronto Dominion Bank 4.98% 4/5/2027	5,000,000	5,046,938
		39,693,057
Insurance - 0.1%
Great-West Lifeco US Finance 2020 LP 0.904% 8/12/2025 (b)	3,527,000	3,466,683
TOTAL FINANCIALS		43,159,740

TOTAL CANADA		63,732,266
DENMARK - 0.5%
Financials - 0.5%
Banks - 0.5%
Danske Bank A/S 5.427% 3/1/2028 (b)(c)	5,200,000	5,285,345
Danske Bank A/S 6.259% 9/22/2026 (b)(c)	5,502,000	5,549,280

TOTAL DENMARK		10,834,625
FRANCE - 1.0%
Financials - 1.0%
Banks - 1.0%
BNP Paribas SA 2.219% 6/9/2026 (b)(c)	7,000,000	6,950,938
BPCE SA 5.203% 1/18/2027 (b)	6,000,000	6,068,939
Credit Agricole SA 5.134% 3/11/2027 (b)	5,000,000	5,055,201
Societe Generale SA 4.351% 6/13/2025 (b)	4,500,000	4,493,718
Societe Generale SA 5.5% 4/13/2029 (b)(c)	1,599,000	1,618,492

TOTAL FRANCE		24,187,288
GERMANY - 2.9%
Consumer Discretionary - 1.3%
Automobiles - 1.3%
Mercedes-Benz Finance North America LLC 4.75% 8/1/2027 (b)	6,000,000	6,024,362
Mercedes-Benz Finance North America LLC 4.8% 1/11/2027 (b)	7,100,000	7,135,100
Volkswagen Group of America Finance LLC 3.95% 6/6/2025 (b)	2,950,000	2,943,714
Volkswagen Group of America Finance LLC 5.7% 9/12/2026 (b)	6,200,000	6,279,401
Volkswagen Group of America Finance LLC 6% 11/16/2026 (b)	8,500,000	8,656,945
		31,039,522
Financials - 0.8%
Capital Markets - 0.8%
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (c)	5,000,000	4,907,705
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (c)	6,900,000	6,963,210
Deutsche Bank AG/New York NY 5.706% 2/8/2028 (c)	7,100,000	7,208,536
		19,079,451
Health Care - 0.5%
Pharmaceuticals - 0.5%
Bayer US Finance II LLC 4.25% 12/15/2025 (b)	6,748,000	6,713,492
Bayer US Finance LLC 6.125% 11/21/2026 (b)	4,000,000	4,080,879
		10,794,371
Industrials - 0.3%
Machinery - 0.3%
Daimler Truck Finance North America LLC 4.95% 1/13/2028 (b)	2,102,000	2,119,405
Daimler Truck Finance North America LLC 5% 1/15/2027 (b)	5,000,000	5,032,675
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (b)	1,874,000	1,896,718
		9,048,798
TOTAL GERMANY		69,962,142
IRELAND - 0.9%
Financials - 0.8%
Consumer Finance - 0.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	5,724,000	5,580,901
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	7,000,000	7,163,918
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	5,163,000	5,328,509
		18,073,328
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (b)	3,907,000	3,896,132
TOTAL IRELAND		21,969,460
ITALY - 0.2%
Utilities - 0.2%
Electric Utilities - 0.2%
Enel Finance International NV 5.125% 6/26/2029 (b)	5,800,000	5,852,172
JAPAN - 0.3%
Financials - 0.3%
Banks - 0.3%
Mizuho Financial Group Inc 2.651% 5/22/2026 (c)	6,307,000	6,278,976
MEXICO - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Petroleos Mexicanos 6.5% 3/13/2027	7,500,000	7,347,000
NETHERLANDS - 0.2%
Financials - 0.2%
Banks - 0.2%
ABN AMRO Bank NV 6.339% 9/18/2027 (b)(c)	4,700,000	4,818,058
NORWAY - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Equinor ASA 1.75% 1/22/2026	1,409,000	1,376,702
SPAIN - 0.1%
Financials - 0.1%
Banks - 0.1%
Banco Santander SA 5.365% 7/15/2028 (c)	2,600,000	2,633,588
SWITZERLAND - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
UBS Group AG 6.373% 7/15/2026 (b)(c)	4,600,000	4,627,907
UNITED KINGDOM - 3.9%
Consumer Staples - 0.5%
Tobacco - 0.5%
BAT Capital Corp 3.557% 8/15/2027	5,000,000	4,877,061
BAT International Finance PLC 1.668% 3/25/2026	6,714,000	6,507,506
		11,384,567
Financials - 3.4%
Banks - 3.1%
Barclays PLC 2.852% 5/7/2026 (c)	4,878,000	4,861,533
Barclays PLC 5.086% 2/25/2029 (c)	7,000,000	7,043,601
Barclays PLC 5.304% 8/9/2026 (c)	2,578,000	2,584,999
Barclays PLC 5.674% 3/12/2028 (c)	5,800,000	5,898,603
Barclays PLC 5.829% 5/9/2027 (c)	6,500,000	6,582,386
Barclays PLC 6.496% 9/13/2027 (c)	3,000,000	3,076,292
HSBC Holdings PLC 1.645% 4/18/2026 (c)	6,806,000	6,778,134
HSBC Holdings PLC 4.92% 3/3/2029 (c)	3,709,000	3,716,718
HSBC Holdings PLC 5.597% 5/17/2028 (c)	7,000,000	7,111,260
Lloyds Banking Group PLC 4.716% 8/11/2026 (c)	7,515,000	7,515,500
Lloyds Banking Group PLC 5.462% 1/5/2028 (c)	5,000,000	5,064,881
Lloyds Banking Group PLC 5.985% 8/7/2027 (c)	3,142,000	3,196,730
NatWest Group PLC 5.847% 3/2/2027 (c)	5,500,000	5,567,013
NatWest Markets PLC 5.416% 5/17/2027 (b)	5,000,000	5,092,674
		74,090,324
Financial Services - 0.3%
Nationwide Building Society 6.557% 10/18/2027 (b)(c)	6,100,000	6,276,331
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 5% 3/26/2027 (b)	2,027,000	2,044,493
TOTAL UNITED KINGDOM		93,795,715
UNITED STATES - 23.3%
Communication Services - 1.6%
Media - 1.1%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	4,000,000	3,869,600
Charter Communications Operating LLC / Charter Communications Operating Capital 6.15% 11/10/2026	4,540,000	4,634,192
Warnermedia Holdings Inc 3.638% 3/15/2025	8,401,000	8,396,609
Warnermedia Holdings Inc 3.755% 3/15/2027	8,800,000	8,589,990
		25,490,391
Wireless Telecommunication Services - 0.5%
T-Mobile USA Inc 2.625% 4/15/2026	6,000,000	5,879,164
T-Mobile USA Inc 3.5% 4/15/2025	7,030,000	7,019,389
		12,898,553
TOTAL COMMUNICATION SERVICES		38,388,944

Consumer Discretionary - 2.0%
Automobiles - 1.6%
American Honda Finance Corp 4.6% 4/17/2025	5,500,000	5,498,851
General Motors Financial Co Inc 1.25% 1/8/2026	6,779,000	6,580,163
General Motors Financial Co Inc 5.4% 4/6/2026	5,000,000	5,029,389
General Motors Financial Co Inc 5.4% 5/8/2027	8,000,000	8,089,658
Hyundai Capital America 5.45% 6/24/2026 (b)	4,103,000	4,144,574
Hyundai Capital America 5.8% 6/26/2025 (b)	6,500,000	6,518,477
		35,861,112
Specialty Retail - 0.4%
Advance Auto Parts Inc 5.9% 3/9/2026	2,294,000	2,302,971
AutoZone Inc 5.05% 7/15/2026	6,500,000	6,551,119
O'Reilly Automotive Inc 5.75% 11/20/2026	1,815,000	1,850,130
		10,704,220
TOTAL CONSUMER DISCRETIONARY		46,565,332

Consumer Staples - 0.5%
Food Products - 0.2%
Bunge Ltd Fin Corp 4.1% 1/7/2028	3,430,000	3,388,928
The Campbell's Company 5.3% 3/20/2026	1,345,000	1,354,475
		4,743,403
Tobacco - 0.3%
Altria Group Inc 2.35% 5/6/2025	1,269,000	1,263,393
Philip Morris International Inc 4.75% 2/12/2027	5,217,000	5,250,017
		6,513,410
TOTAL CONSUMER STAPLES		11,256,813

Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
DCP Midstream Operating LP 5.625% 7/15/2027	7,382,000	7,529,138
Diamondback Energy Inc 5.2% 4/18/2027	6,312,000	6,391,316
MPLX LP 1.75% 3/1/2026	10,071,000	9,785,109
Occidental Petroleum Corp 5% 8/1/2027	4,131,000	4,146,690
ONEOK Inc 4.25% 9/24/2027	585,000	579,355
Phillips 66 3.85% 4/9/2025	8,057,000	8,048,950
Williams Cos Inc/The 5.4% 3/2/2026	1,346,000	1,356,110
		37,836,668
Financials - 12.6%
Banks - 6.9%
Bank of America Corp 4.827% 7/22/2026 (c)	5,015,000	5,017,135
Bank of America Corp 4.979% 1/24/2029 (c)	10,000,000	10,088,638
Bank of America Corp 5.08% 1/20/2027 (c)	6,000,000	6,025,142
Bank of America Corp 5.933% 9/15/2027 (c)	5,000,000	5,099,433
Citigroup Inc 3.106% 4/8/2026 (c)	6,714,000	6,702,405
Citigroup Inc 4.075% 4/23/2029 (c)	8,264,000	8,122,903
Citigroup Inc 4.786% 3/4/2029 (c)	5,900,000	5,916,317
Citigroup Inc 5.61% 9/29/2026 (c)	5,000,000	5,028,149
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (c)	5,500,000	5,736,967
JPMorgan Chase & Co 4.505% 10/22/2028 (c)	6,000,000	5,983,475
JPMorgan Chase & Co 4.851% 7/25/2028 (c)	10,500,000	10,544,903
JPMorgan Chase & Co 4.979% 7/22/2028 (c)	5,000,000	5,039,553
JPMorgan Chase & Co 5.04% 1/23/2028 (c)	6,000,000	6,048,407
JPMorgan Chase & Co 5.571% 4/22/2028 (c)	3,988,000	4,062,965
JPMorgan Chase & Co 6.07% 10/22/2027 (c)	6,100,000	6,246,017
KeyBank NA/Cleveland OH 4.15% 8/8/2025	2,003,000	1,998,050
Morgan Stanley Bank NA 4.754% 4/21/2026	4,007,000	4,021,594
Morgan Stanley Bank NA 5.016% 1/12/2029 (c)	3,606,000	3,639,846
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (c)	7,000,000	7,049,857
PNC Financial Services Group Inc/The 5.3% 1/21/2028 (c)	2,594,000	2,629,539
Regions Financial Corp 2.25% 5/18/2025	3,950,000	3,928,078
Santander Holdings USA Inc 3.244% 10/5/2026	8,000,000	7,815,148
Santander Holdings USA Inc 5.807% 9/9/2026 (c)	3,956,000	3,977,357
Santander Holdings USA Inc 6.124% 5/31/2027 (c)	1,921,000	1,951,013
Truist Financial Corp 4.26% 7/28/2026 (c)	5,500,000	5,491,102
Truist Financial Corp 5.9% 10/28/2026 (c)	7,375,000	7,431,634
US Bancorp 5.727% 10/21/2026 (c)	6,750,000	6,794,493
Wells Fargo & Co 4.9% 1/24/2028 (c)	4,725,000	4,748,832
Wells Fargo & Co 5.707% 4/22/2028 (c)	7,000,000	7,142,183
		164,281,135
Capital Markets - 2.4%
Athene Global Funding 4.95% 1/7/2027 (b)	5,770,000	5,794,415
Athene Global Funding 5.339% 1/15/2027 (b)	3,816,000	3,855,986
Athene Global Funding 5.516% 3/25/2027 (b)	5,000,000	5,079,510
Athene Global Funding 5.684% 2/23/2026 (b)	5,200,000	5,256,689
Blackstone Private Credit Fund 4.7% 3/24/2025	7,096,000	7,092,443
Blackstone Private Credit Fund 7.3% 11/27/2028	6,500,000	6,938,575
Intercontinental Exchange Inc 3.625% 9/1/2028	6,250,000	6,062,979
Morgan Stanley 4.679% 7/17/2026 (c)	10,823,000	10,820,476
Nasdaq Inc 5.65% 6/28/2025	1,020,000	1,022,648
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	5,099,000	5,135,356
		57,059,077
Consumer Finance - 1.8%
American Express Co 5.098% 2/16/2028 (c)	5,000,000	5,056,063
American Express Co 5.389% 7/28/2027 (c)	5,000,000	5,060,064
American Express Co 6.338% 10/30/2026 (c)	6,200,000	6,270,257
Capital One Financial Corp 4.985% 7/24/2026 (c)	2,457,000	2,460,054
Capital One Financial Corp 7.149% 10/29/2027 (c)	6,000,000	6,224,873
Ford Motor Credit Co LLC 5.8% 3/5/2027	6,000,000	6,042,706
Ford Motor Credit Co LLC 5.85% 5/17/2027	3,000,000	3,023,576
Ford Motor Credit Co LLC 6.95% 6/10/2026	9,500,000	9,680,946
		43,818,539
Financial Services - 0.5%
Corebridge Financial Inc 3.5% 4/4/2025	812,000	811,104
Corebridge Global Funding 4.65% 8/20/2027 (b)	2,048,000	2,053,601
Corebridge Global Funding 4.9% 1/7/2028 (b)	2,835,000	2,859,246
Corebridge Global Funding 5.75% 7/2/2026 (b)	5,200,000	5,282,659
		11,006,610
Insurance - 1.0%
Aon North America Inc 5.125% 3/1/2027	7,000,000	7,075,967
Arthur J Gallagher & Co 4.6% 12/15/2027	3,843,000	3,847,876
Jackson National Life Global Funding 4.9% 1/13/2027 (b)	5,492,000	5,517,473
Jackson National Life Global Funding 5.55% 7/2/2027 (b)	3,911,000	3,985,741
Metropolitan Tower Global Funding 4% 10/1/2027 (b)	2,058,000	2,033,470
Protective Life Global Funding 3.218% 3/28/2025 (b)	1,703,000	1,701,303
		24,161,830
TOTAL FINANCIALS		300,327,191

Health Care - 1.6%
Biotechnology - 0.3%
Amgen Inc 5.25% 3/2/2025	8,000,000	8,002,580
Health Care Providers & Services - 1.0%
Centene Corp 2.45% 7/15/2028	2,610,000	2,377,890
CVS Health Corp 5% 2/20/2026	7,000,000	7,016,291
HCA Inc 5% 3/1/2028	3,024,000	3,048,480
HCA Inc 5.875% 2/15/2026	5,000,000	5,021,566
Icon Investments Six DAC 5.809% 5/8/2027	5,706,000	5,826,279
		23,290,506
Pharmaceuticals - 0.3%
Haleon UK Capital PLC 3.125% 3/24/2025	7,390,000	7,382,212
TOTAL HEALTH CARE		38,675,298

Industrials - 1.3%
Aerospace & Defense - 0.6%
Boeing Co 5.04% 5/1/2027	5,000,000	5,018,272
Boeing Co 6.259% 5/1/2027	513,000	526,998
L3Harris Technologies Inc 5.4% 1/15/2027	6,250,000	6,338,407
RTX Corp 5.75% 11/8/2026	2,714,000	2,766,540
		14,650,217
Commercial Services & Supplies - 0.4%
Republic Services Inc 0.875% 11/15/2025	10,000,000	9,741,586
Machinery - 0.3%
Ingersoll Rand Inc 5.197% 6/15/2027	6,900,000	6,996,474
TOTAL INDUSTRIALS		31,388,277

Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 0.0%
Amphenol Corp 5.05% 4/5/2027	1,027,000	1,039,536
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom Inc 5.05% 7/12/2027	7,000,000	7,085,214
Software - 0.6%
Oracle Corp 4.8% 8/3/2028	7,000,000	7,060,700
Oracle Corp 5.8% 11/10/2025	7,000,000	7,058,214
		14,118,914
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co 4.4% 9/25/2027	2,790,000	2,777,361
Hewlett Packard Enterprise Co 4.45% 9/25/2026	3,434,000	3,429,631
		6,206,992
TOTAL INFORMATION TECHNOLOGY		28,450,656

Real Estate - 0.1%
Specialized REITs - 0.1%
American Tower Corp 1.3% 9/15/2025	2,980,000	2,925,413
Crown Castle Inc 1.35% 7/15/2025	700,000	690,509
		3,615,922
Utilities - 0.8%
Electric Utilities - 0.5%
FirstEnergy Corp 1.6% 1/15/2026	747,000	727,227
FirstEnergy Corp 2.05% 3/1/2025	4,143,000	4,143,000
FirstEnergy Pennsylvania Electric Co 5.15% 3/30/2026 (b)	2,572,000	2,581,642
Georgia Power Co 5.004% 2/23/2027	1,954,000	1,975,600
Vistra Operations Co LLC 5.05% 12/30/2026 (b)	1,584,000	1,589,356
		11,016,825
Multi-Utilities - 0.3%
DTE Energy Co 4.95% 7/1/2027	1,868,000	1,882,842
NiSource Inc 0.95% 8/15/2025	2,976,000	2,926,705
Sempra 3.3% 4/1/2025	2,834,000	2,829,755
		7,639,302
TOTAL UTILITIES		18,656,127

TOTAL UNITED STATES		555,161,228
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $872,484,626)		878,662,857

U.S. Government Agency - Mortgage Securities - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	409,220	407,210
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	211,783	210,743
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	575,996	573,167
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049 (f)	3,616,240	3,548,754
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2034	805,617	828,325
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	129	135
Freddie Mac Gold Pool 8.5% 5/1/2026	21	21
Freddie Mac Gold Pool 8.5% 5/1/2027	18	18
Freddie Mac Gold Pool 8.5% 6/1/2027	1,137	1,166
Freddie Mac Gold Pool 8.5% 7/1/2027	48	48
Freddie Mac Gold Pool 8.5% 7/1/2028	177	180
Freddie Mac Gold Pool 8.5% 8/1/2026	196	200
Freddie Mac Gold Pool 8.5% 8/1/2027	331	338
Freddie Mac Gold Pool 8.5% 8/1/2027	2,369	2,436
Ginnie Mae I Pool 7% 1/15/2028	887	895
Ginnie Mae I Pool 7% 1/15/2028	219	222
Ginnie Mae I Pool 7% 1/15/2029	1,929	1,958
Ginnie Mae I Pool 7% 1/15/2029	347	352
Ginnie Mae I Pool 7% 1/15/2031	431	441
Ginnie Mae I Pool 7% 1/15/2032	311	317
Ginnie Mae I Pool 7% 10/15/2028	781	793
Ginnie Mae I Pool 7% 10/15/2028	1,145	1,165
Ginnie Mae I Pool 7% 10/15/2028	129	131
Ginnie Mae I Pool 7% 11/15/2027	197	199
Ginnie Mae I Pool 7% 11/15/2028	461	468
Ginnie Mae I Pool 7% 11/15/2028	2,248	2,283
Ginnie Mae I Pool 7% 12/15/2028	370	375
Ginnie Mae I Pool 7% 12/15/2028	243	247
Ginnie Mae I Pool 7% 12/15/2029	251	255
Ginnie Mae I Pool 7% 2/15/2028	77	77
Ginnie Mae I Pool 7% 2/15/2030	2,343	2,398
Ginnie Mae I Pool 7% 2/15/2031	263	269
Ginnie Mae I Pool 7% 2/15/2032	353	363
Ginnie Mae I Pool 7% 3/15/2028	38	37
Ginnie Mae I Pool 7% 3/15/2031	239	245
Ginnie Mae I Pool 7% 3/15/2031	571	586
Ginnie Mae I Pool 7% 3/15/2031	129	132
Ginnie Mae I Pool 7% 3/15/2032	639	658
Ginnie Mae I Pool 7% 3/15/2032	1,334	1,367
Ginnie Mae I Pool 7% 4/15/2028	221	224
Ginnie Mae I Pool 7% 4/15/2028	369	372
Ginnie Mae I Pool 7% 4/15/2028	4,888	4,931
Ginnie Mae I Pool 7% 4/15/2029	84	84
Ginnie Mae I Pool 7% 4/15/2029	957	974
Ginnie Mae I Pool 7% 4/15/2032	657	675
Ginnie Mae I Pool 7% 4/15/2032	1,168	1,198
Ginnie Mae I Pool 7% 5/15/2029	730	742
Ginnie Mae I Pool 7% 5/15/2031	3,621	3,722
Ginnie Mae I Pool 7% 5/15/2032	836	858
Ginnie Mae I Pool 7% 6/15/2028	2,665	2,705
Ginnie Mae I Pool 7% 6/15/2028	604	613
Ginnie Mae I Pool 7% 6/15/2028	353	359
Ginnie Mae I Pool 7% 6/15/2029	136	137
Ginnie Mae I Pool 7% 6/15/2032	2,359	2,423
Ginnie Mae I Pool 7% 6/15/2032	1,018	1,050
Ginnie Mae I Pool 7% 6/15/2032	842	868
Ginnie Mae I Pool 7% 7/15/2028	4,281	4,338
Ginnie Mae I Pool 7% 7/15/2028	291	295
Ginnie Mae I Pool 7% 7/15/2028	827	840
Ginnie Mae I Pool 7% 7/15/2029	945	964
Ginnie Mae I Pool 7% 7/15/2029	301	307
Ginnie Mae I Pool 7% 7/15/2031	648	662
Ginnie Mae I Pool 7% 7/15/2031	2,756	2,823
Ginnie Mae I Pool 7% 8/15/2028	308	312
Ginnie Mae I Pool 7% 8/15/2028	3,230	3,283
Ginnie Mae I Pool 7% 8/15/2028	1,198	1,217
Ginnie Mae I Pool 7% 8/15/2029	224	228
Ginnie Mae I Pool 7% 8/15/2032	271	279
Ginnie Mae I Pool 7% 8/15/2032	1,140	1,176
Ginnie Mae I Pool 7% 8/15/2032	18,124	18,617
Ginnie Mae I Pool 7% 9/15/2028	492	492
Ginnie Mae I Pool 7% 9/15/2028	399	404
Ginnie Mae I Pool 7% 9/15/2028	2,105	2,134
TOTAL UNITED STATES		5,649,280
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $6,053,982)		5,649,280

U.S. Treasury Obligations - 37.3%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Notes 4% 12/15/2027	3.96 to 4.28	245,818,600	246,006,283
US Treasury Notes 4.125% 10/31/2027	3.57 to 4.37	283,884,500	284,949,067
US Treasury Notes 4.375% 12/15/2026	3.87 to 4.93	147,497,600	148,396,414
US Treasury Notes 4.5% 4/15/2027	3.52 to 4.56	155,900,000	157,489,449
US Treasury Notes 4.5% 5/15/2027	3.83 to 4.68	51,000,000	51,545,858
TOTAL U.S. TREASURY OBLIGATIONS (Cost $883,653,108)			888,387,071

Money Market Funds - 3.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $77,054,918)	4.35	77,039,510	77,054,918

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $2,431,264,802)	2,442,586,396
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(59,771,488)
NET ASSETS - 100.0%	2,382,814,908

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2 Year US Treasury Notes Contracts (United States)	1,293	Jun 2025	267,610,594	1,603,928	1,603,928

The notional amount of futures purchased as a percentage of Net Assets is 11.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $594,625,159 or 25.0% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,806,814.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	28,290,686	451,525,107	402,760,875	776,475	-	-	77,054,918	77,039,510	0.2%
Fidelity Securities Lending Cash Central Fund	-	30	30	27	-	-	-	-	0.0%
Total	28,290,686	451,525,137	402,760,905	776,502	-	-	77,054,918	77,039,510

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	435,519,397	-	435,519,397	-

Bank Notes
Financials	8,257,294	-	8,257,294	-

Collateralized Mortgage Obligations	35,642,623	-	35,642,623	-

Commercial Mortgage Securities	113,412,956	-	113,412,956	-

Non-Convertible Corporate Bonds
Communication Services	43,109,299	-	43,109,299	-
Consumer Discretionary	77,604,854	-	77,604,854	-
Consumer Staples	22,641,380	-	22,641,380	-
Energy	62,412,541	-	62,412,541	-
Financials	514,386,807	-	514,386,807	-
Health Care	49,469,669	-	49,469,669	-
Industrials	46,377,700	-	46,377,700	-
Information Technology	28,450,656	-	28,450,656	-
Materials	6,085,730	-	6,085,730	-
Real Estate	3,615,922	-	3,615,922	-
Utilities	24,508,299	-	24,508,299	-

U.S. Government Agency - Mortgage Securities	5,649,280	-	5,649,280	-

U.S. Treasury Obligations	888,387,071	-	888,387,071	-

Money Market Funds	77,054,918	77,054,918	-	-
Total Investments in Securities:	2,442,586,396	77,054,918	2,365,531,478	-
Derivative Instruments:

Assets
Futures Contracts	1,603,928	1,603,928	-	-
Total Assets	1,603,928	1,603,928	-	-
Total Derivative Instruments:	1,603,928	1,603,928	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	1,603,928	0
Total Interest Rate Risk	1,603,928	0
Total Value of Derivatives	1,603,928	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,354,209,884)	$2,365,531,478
Fidelity Central Funds (cost $77,054,918)	77,054,918

Total Investment in Securities (cost $2,431,264,802)		$2,442,586,396
Receivable for investments sold		35,328,321
Receivable for fund shares sold		4,043,303
Interest receivable		22,446,731
Distributions receivable from Fidelity Central Funds		154,065
Receivable for daily variation margin on futures contracts		424,266
Receivable from investment adviser for expense reductions		10,720
Other receivables		7,249
Total assets		2,505,001,051
Liabilities
Payable for investments purchased	$118,121,535
Payable for fund shares redeemed	2,580,646
Distributions payable	835,536
Accrued management fee	391,845
Distribution and service plan fees payable	42,883
Other affiliated payables	206,445
Other payables and accrued expenses	7,253
Total liabilities		122,186,143
Net Assets		$2,382,814,908
Net Assets consist of:
Paid in capital		$2,445,400,239
Total accumulated earnings (loss)		(62,585,331)
Net Assets		$2,382,814,908

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($187,276,421 ÷ 22,058,553 shares)(a)		$8.49
Maximum offering price per share (100/98.50 of $8.49)		$8.62
Class M :
Net Asset Value and redemption price per share ($43,194,408 ÷ 5,087,584 shares)(a)		$8.49
Maximum offering price per share (100/98.50 of $8.49)		$8.62
Class C :
Net Asset Value and offering price per share ($17,088,377 ÷ 2,021,719 shares)(a)		$8.45
Short-Term Bond :
Net Asset Value, offering price and redemption price per share ($1,758,386,020 ÷ 207,205,671 shares)		$8.49
Class I :
Net Asset Value, offering price and redemption price per share ($195,897,149 ÷ 23,073,643 shares)		$8.49
Class Z :
Net Asset Value, offering price and redemption price per share ($180,972,533 ÷ 21,328,019 shares)		$8.49
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Interest		$52,018,273
Income from Fidelity Central Funds (including $27 from security lending)		776,502
Total income		52,794,775
Expenses
Management fee	$2,329,529
Transfer agent fees	1,228,280
Distribution and service plan fees	266,617
Independent trustees' fees and expenses	3,124
Total expenses before reductions	3,827,550
Expense reductions	(56,572)
Total expenses after reductions		3,770,978
Net Investment income (loss)		49,023,797
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	51,320
Futures contracts	(5,079,017)
Total net realized gain (loss)		(5,027,697)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,089,403
Futures contracts	2,051,003
Total change in net unrealized appreciation (depreciation)		4,140,406
Net gain (loss)		(887,291)
Net increase (decrease) in net assets resulting from operations		$48,136,506
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$49,023,797	$91,100,038
Net realized gain (loss)	(5,027,697)	(7,510,751)
Change in net unrealized appreciation (depreciation)	4,140,406	69,602,626
Net increase (decrease) in net assets resulting from operations	48,136,506	153,191,913
Distributions to shareholders	(47,727,954)	(91,760,685)

Share transactions - net increase (decrease)	36,397,759	(198,634,745)
Total increase (decrease) in net assets	36,806,311	(137,203,517)

Net Assets
Beginning of period	2,346,008,597	2,483,212,114
End of period	$2,382,814,908	$2,346,008,597

Financial Highlights
Fidelity Advisor® Short-Term Bond Fund Class A

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$8.49	$8.27	$8.27	$8.73	$8.89	$8.72
Income from Investment Operations
Net investment income (loss) A,B	.171	.307	.199	.061	.082	.153
Net realized and unrealized gain (loss)	(.005)	.222	(.027)	(.441)	(.065)	.168
Total from investment operations	.166	.529	.172	(.380)	.017	.321
Distributions from net investment income	(.166)	(.309)	(.172)	(.054)	(.118)	(.151)
Distributions from net realized gain	-	-	-	(.026)	(.059)	-
Total distributions	(.166)	(.309)	(.172)	(.080)	(.177)	(.151)
Net asset value, end of period	$8.49	$8.49	$8.27	$8.27	$8.73	$8.89
Total Return C,D,E	1.98%	6.52%	2.10%	(4.38)%	.20%	3.73%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.50% H	.50%	.59%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.50 % H	.50%	.59%	.65%	.65%	.65%
Expenses net of all reductions	.50% H	.50%	.59%	.65%	.65%	.65%
Net investment income (loss)	4.07% H	3.67%	2.41%	.72%	.93%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$187,276	$187,396	$190,153	$225,471	$234,076	$221,858
Portfolio turnover rate I	55 % H	68%	49%	52%	64% J	67% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Short-Term Bond Fund Class M

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$8.49	$8.27	$8.27	$8.73	$8.89	$8.72
Income from Investment Operations
Net investment income (loss) A,B	.171	.306	.198	.060	.082	.152
Net realized and unrealized gain (loss)	(.005)	.222	(.027)	(.441)	(.065)	.169
Total from investment operations	.166	.528	.171	(.381)	.017	.321
Distributions from net investment income	(.166)	(.308)	(.171)	(.053)	(.118)	(.151)
Distributions from net realized gain	-	-	-	(.026)	(.059)	-
Total distributions	(.166)	(.308)	(.171)	(.079)	(.177)	(.151)
Net asset value, end of period	$8.49	$8.49	$8.27	$8.27	$8.73	$8.89
Total Return C,D,E	1.97%	6.51%	2.09%	(4.39)%	.19%	3.72%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.51% H	.51%	.60%	.65%	.65%	.66%
Expenses net of fee waivers, if any	.51 % H	.51%	.60%	.65%	.65%	.66%
Expenses net of all reductions	.51% H	.51%	.60%	.65%	.65%	.66%
Net investment income (loss)	4.06% H	3.66%	2.40%	.71%	.93%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$43,194	$48,081	$49,950	$57,269	$66,766	$73,031
Portfolio turnover rate I	55 % H	68%	49%	52%	64% J	67% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Short-Term Bond Fund Class C

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$8.45	$8.24	$8.24	$8.72	$8.88	$8.72
Income from Investment Operations
Net investment income (loss) A,B	.134	.234	.127	(.012)	.007	.078
Net realized and unrealized gain (loss)	(.005)	.212	(.027)	(.437)	(.058)	.158
Total from investment operations	.129	.446	.100	(.449)	(.051)	.236
Distributions from net investment income	(.129)	(.236)	(.100)	(.005)	(.050)	(.076)
Distributions from net realized gain	-	-	-	(.026)	(.059)	-
Total distributions	(.129)	(.236)	(.100)	(.031)	(.109)	(.076)
Net asset value, end of period	$8.45	$8.45	$8.24	$8.24	$8.72	$8.88
Total Return C,D,E	1.54%	5.50%	1.23%	(5.17)%	(.58)%	2.73%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.37% H	1.36%	1.45%	1.51%	1.51%	1.51%
Expenses net of fee waivers, if any	1.37 % H	1.36%	1.45%	1.51%	1.51%	1.51%
Expenses net of all reductions	1.37% H	1.36%	1.45%	1.51%	1.51%	1.51%
Net investment income (loss)	3.20% H	2.81%	1.55%	(.15)%	.08%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$17,088	$20,715	$28,552	$26,699	$33,072	$43,205
Portfolio turnover rate I	55 % H	68%	49%	52%	64% J	67% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Short-Term Bond Fund

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$8.49	$8.27	$8.27	$8.73	$8.88	$8.72
Income from Investment Operations
Net investment income (loss) A,B	.179	.323	.215	.078	.100	.171
Net realized and unrealized gain (loss)	(.004)	.223	(.027)	(.442)	(.055)	.158
Total from investment operations	.175	.546	.188	(.364)	.045	.329
Distributions from net investment income	(.175)	(.326)	(.188)	(.070)	(.136)	(.169)
Distributions from net realized gain	-	-	-	(.026)	(.059)	-
Total distributions	(.175)	(.326)	(.188)	(.096)	(.195)	(.169)
Net asset value, end of period	$8.49	$8.49	$8.27	$8.27	$8.73	$8.88
Total Return C,D	2.08%	6.73%	2.31%	(4.19)%	.51%	3.82%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.30% G	.30%	.39%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.30 % G	.30%	.39%	.45%	.45%	.45%
Expenses net of all reductions	.30% G	.30%	.39%	.45%	.45%	.45%
Net investment income (loss)	4.27% G	3.87%	2.61%	.91%	1.13%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$1,758,386	$1,703,484	$1,807,373	$2,086,262	$2,568,470	$4,419,606
Portfolio turnover rate H	55 % G	68%	49%	52%	64% I	67% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Short-Term Bond Fund Class I

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$8.49	$8.27	$8.27	$8.73	$8.89	$8.72
Income from Investment Operations
Net investment income (loss) A,B	.179	.324	.212	.073	.095	.166
Net realized and unrealized gain (loss)	(.004)	.222	(.026)	(.441)	(.065)	.168
Total from investment operations	.175	.546	.186	(.368)	.030	.334
Distributions from net investment income	(.175)	(.326)	(.186)	(.066)	(.131)	(.164)
Distributions from net realized gain	-	-	-	(.026)	(.059)	-
Total distributions	(.175)	(.326)	(.186)	(.092)	(.190)	(.164)
Net asset value, end of period	$8.49	$8.49	$8.27	$8.27	$8.73	$8.89
Total Return C,D	2.08%	6.73%	2.28%	(4.24)%	.34%	3.88%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.35% G	.35%	.44%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.30 % G	.30%	.42%	.50%	.50%	.50%
Expenses net of all reductions	.30% G	.30%	.42%	.50%	.50%	.50%
Net investment income (loss)	4.27% G	3.87%	2.57%	.86%	1.08%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$195,897	$177,640	$214,549	$252,903	$268,603	$290,524
Portfolio turnover rate H	55 % G	68%	49%	52%	64% I	67% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Short-Term Bond Fund Class Z

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$8.48	$8.27	$8.27	$8.73	$8.88	$8.72
Income from Investment Operations
Net investment income (loss) A,B	.182	.327	.221	.085	.107	.178
Net realized and unrealized gain (loss)	.005 C	.213	(.027)	(.441)	(.055)	.159
Total from investment operations	.187	.540	.194	(.356)	.052	.337
Distributions from net investment income	(.177)	(.330)	(.194)	(.078)	(.143)	(.177)
Distributions from net realized gain	-	-	-	(.026)	(.059)	-
Total distributions	(.177)	(.330)	(.194)	(.104)	(.202)	(.177)
Net asset value, end of period	$8.49	$8.48	$8.27	$8.27	$8.73	$8.88
Total Return D,E	2.22%	6.66%	2.38%	(4.10)%	.60%	3.91%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.25% H	.25%	.34%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.25 % H	.25%	.31%	.36%	.36%	.36%
Expenses net of all reductions	.25% H	.25%	.31%	.36%	.36%	.36%
Net investment income (loss)	4.32% H	3.92%	2.68%	1.00%	1.22%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$180,973	$208,693	$192,635	$146,029	$155,015	$118,383
Portfolio turnover rate I	55 % H	68%	49%	52%	64% J	67% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2025

1. Organization.
Fidelity Short-Term Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Short-Term Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Short-Term Bond Fund	$6,700

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$ 21,397,620
Gross unrealized depreciation	(5,774,458)
Net unrealized appreciation (depreciation)	$ 15,623,162
Tax cost	$2,428,567,162

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(29,529,182)
Long-term	(44,531,061)
Total capital loss carryforward	$(74,060,243)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Short-Term Bond Fund	338,531,361

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Short-Term Bond Fund	254,480,380	474,565,784
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, transfer agent fees, distribution and service plan fees and certain other expenses such as proxy and shareholder meeting expenses.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.15%	139,614	13,096
Class M	- %	.15%	33,463	451
Class C	.75%	.25%	93,540	12,379
			266,617	25,926

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	27,505
Class M	1,827
Class CA	69
29,401

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Short-Term Bond and Class Z. FIIOC receives an asset-based fee of Short-Term Bond's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	139,676.15
Class M	35,712.16
Class C	14,890.16
Short-Term Bond	853,107.10
Class I	138,024.15
Class Z	46,871.05
	1,228,280

A Annualized

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Short-Term Bond Fund	-	-	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2025. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class I	.30%	48,451

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $8,121.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2025	Year ended August 31, 2024
Fidelity Short-Term Bond Fund
Distributions to shareholders
Class A	$3,652,485	$6,888,879
Class M	873,100	1,808,034
Class C	287,011	683,743
Short-Term Bond	35,205,050	66,347,080
Class I	3,797,122	7,991,321
Class Z	3,913,186	8,041,628
Total	$47,727,954	$91,760,685
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2025	Year ended August 31, 2024	Six months ended February 28, 2025	Year ended August 31, 2024
Fidelity Short-Term Bond Fund
Class A
Shares sold	6,653,913	12,371,150	$56,320,147	$103,422,111
Reinvestment of distributions	409,864	780,071	3,473,306	6,523,799
Shares redeemed	(7,080,043)	(14,059,343)	(59,943,071)	(117,491,710)
Net increase (decrease)	(16,266)	(908,122)	$(149,618)	$(7,545,800)
Class M
Shares sold	355,449	1,641,360	$3,011,228	$13,744,438
Reinvestment of distributions	98,400	207,306	833,906	1,733,662
Shares redeemed	(1,030,069)	(2,222,058)	(8,736,464)	(18,605,143)
Net increase (decrease)	(576,220)	(373,392)	$(4,891,330)	$(3,127,043)
Class C
Shares sold	209,840	661,979	$1,769,378	$5,504,050
Reinvestment of distributions	32,280	78,151	272,276	650,263
Shares redeemed	(671,402)	(1,755,331)	(5,661,739)	(14,583,883)
Net increase (decrease)	(429,282)	(1,015,201)	$(3,620,085)	$(8,429,570)
Short-Term Bond
Shares sold	28,661,186	37,500,839	$242,489,773	$313,264,309
Reinvestment of distributions	3,692,397	6,962,213	31,271,573	58,214,365
Shares redeemed	(25,903,230)	(62,250,547)	(219,258,222)	(519,755,536)
Net increase (decrease)	6,450,353	(17,787,495)	$54,503,124	$(148,276,862)
Class I
Shares sold	7,809,634	13,973,952	$66,180,475	$116,722,363
Reinvestment of distributions	432,211	911,763	3,662,746	7,622,314
Shares redeemed	(6,093,499)	(19,891,280)	(51,579,823)	(166,350,860)
Net increase (decrease)	2,148,346	(5,005,565)	$18,263,398	$(42,006,183)
Class Z
Shares sold	2,562,664	9,690,932	$21,717,012	$80,716,002
Reinvestment of distributions	341,395	716,828	2,891,936	5,994,026
Shares redeemed	(6,173,443)	(9,106,019)	(52,316,678)	(75,959,315)
Net increase (decrease)	(3,269,384)	1,301,741	$(27,707,730)	$10,750,713
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Credit Risk.
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Short-Term Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of the retail class, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Other Contractual Arrangements. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board. The Board considered that FMR has contractually agreed to reimburse Class I of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.30% through December 31, 2025.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.538290.127
STP-SANN-0425
Fidelity® Sustainability Bond Index Fund

Semi-Annual Report
February 28, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Sustainability Bond Index Fund
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
American Express Credit Account Master Trust Series 2023-4 Class A, 5.15% 9/15/2030	100,000	102,739
BMW Vehicle Owner Trust Series 2025-A Class A3, 4.56% 9/25/2029	30,000	30,152
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/2028	32,000	30,993
Capital One Multi-Asset Execution Trust Series 2021-A2 Class A2, 1.39% 7/15/2030	60,000	54,561
Capital One Prime Auto Receivables Trust 2023-1 Series 2023-1 Class A3, 4.87% 2/15/2028	26,937	27,009
CarMax Auto Owner Trust Series 2022-3 Class A3, 3.97% 4/15/2027	66,899	66,679
CarMax Auto Owner Trust Series 2023-2 Class A3, 5.05% 1/18/2028	100,000	100,422
Carmax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	200,000	200,817
Carmax Auto Owner Trust Series 2025-1 Class A3, 4.84% 1/15/2030	40,000	40,470
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	100,000	102,579
Citibank Credit Card Issuance Trust Series 2007-A3 Class A3, 6.15% 6/15/2039	100,000	111,427
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/2030	100,000	98,787
Ford Cr Floorplan Mast Own Tr Series 2018-4 Class A, 4.06% 11/15/2030	15,000	14,774
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/2028	67,375	67,430
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	200,000	201,284
GM Financial Automobile Leasing Trust Series 2025-1 Class A3, 4.66% 2/21/2028	30,000	30,172
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class A3, 4.47% 2/16/2028	94,686	94,630
Honda Auto Receivables Owner Trust Series 2025-1 Class A3, 4.57% 9/21/2029	100,000	100,612
Hyundai Auto Receivables Trust Series 2022-B Class A3, 3.72% 11/16/2026	33,900	33,819
Hyundai Auto Receivables Trust Series 2022-C Class A3, 5.39% 6/15/2027	46,548	46,745
Hyundai Auto Receivables Trust Series 2023-A Class A3, 4.58% 4/15/2027	79,360	79,395
MBART Series 2025-1 Class A3, 4.78% 12/17/2029	30,000	30,321
Nissan Auto Lease Trust Series 2025-A Class A3, 4.75% 3/15/2028	25,000	25,206
Toyota Auto Receivables Owner Trust Series 2025-A Class A3, 4.64% 8/15/2029	90,000	90,701
World Omni Auto Receivables Trust Series 2025-A Class A3, 4.73% 3/15/2030	30,000	30,271
TOTAL UNITED STATES		1,811,995
TOTAL ASSET-BACKED SECURITIES (Cost $1,816,439)		1,811,995

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Citizens Bank NA/Providence RI 2.25% 4/28/2025 (Cost $279,015)	279,000	277,943

Commercial Mortgage Securities - 1.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.0%
BANK Series 2017-BNK4 Class ASB, 3.419% 5/15/2050	37,442	37,049
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	120,000	101,933
BANK Series 2022-BNK39 Class A4, 2.928% 2/15/2055	100,000	88,509
BANK Series 2022-BNK41 Class A4, 3.7899% 4/15/2065 (b)	270,000	251,934
BBCMS Mortgage Trust Series 2021-C11 Class A5, 2.322% 9/15/2054	100,000	86,106
BBCMS Mortgage Trust Series 2021-C12 Class A5, 2.689% 11/15/2054	100,000	87,250
BBCMS Mortgage Trust Series 2021-C9 Class A5, 2.299% 2/15/2054	200,000	174,084
BBCMS Mortgage Trust Series 2024-C26 Class A5, 5.829% 5/15/2057 (b)	303,000	322,322
Benchmark Mortgage Trust Series 2019-B12 Class A5, 3.1156% 8/15/2052	19,000	17,690
Benchmark Mortgage Trust Series 2019-B9 Class A5, 4.0156% 3/15/2052	60,000	57,745
Benchmark Mortgage Trust Series 2020-B19 Class A5, 1.85% 9/15/2053	140,000	119,717
Benchmark Mortgage Trust Series 2021-B24 Class A5, 2.5843% 3/15/2054	50,000	43,419
BMO Mortgage Trust Series 2022-C1 Class A5, 3.374% 2/15/2055	100,000	90,662
BMO Mortgage Trust Series 2023-C6 Class A5, 5.9562% 9/15/2056	30,000	31,975
BMO Mortgage Trust Series 2024-C9 Class A5, 5.7592% 7/15/2057	100,000	105,639
Citigroup Commercial Mortgage Trust Series 2018-B2 Class A4, 4.009% 3/10/2051	250,000	244,537
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	65,000	63,819
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A4, 2.7628% 9/15/2052	75,000	69,030
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A5, 3.0161% 9/15/2052	75,000	68,621
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	80,000	78,272
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	70,000	68,261
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K080 Class A2, 3.926% 7/25/2028	60,000	59,242
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-1510 Class A2, 3.718% 1/25/2031	41,000	39,577
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K094 Class A2, 2.903% 6/25/2029	110,000	103,943
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K104 Class A2, 2.253% 1/25/2030	200,000	181,982
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K116 Class A2, 1.378% 7/25/2030	260,000	222,931
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K117 Class A2, 1.406% 8/25/2030	200,000	171,303
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K118 Class A2, 1.493% 9/25/2030	200,000	171,764
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K121 Class A2, 1.547% 10/25/2030	40,000	34,318
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K123 Class A2, 1.621% 12/25/2030	130,000	111,751
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K125 Class A2, 1.846% 1/25/2031	50,000	43,403
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K128 Class A2, 2.02% 3/25/2031	50,000	43,799
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K130 Class A2, 1.723% 6/25/2031	100,000	85,426
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K136 Class A2, 2.127% 11/25/2031	100,000	86,603
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K140 Class A2, 2.25% 1/25/2032	600,000	521,230
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K145 Class A2, 2.58% 5/25/2032	600,000	529,543
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-156 Class A2, 4.43% 2/25/2033	150,000	148,949
GS Mortgage Securities Trust Series 2020-GC45 Class A5, 2.9106% 2/13/2053	100,000	92,061
JPMBB Commercial Mortgage Securities Trust Series 2014-C24 Class A5, 3.6385% 11/15/2047	8,474	8,264
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	116,000	95,233
Morgan Stanley Capital I Trust Series 2020-L4 Class A3, 2.698% 2/15/2053	30,000	27,288
Morgan Stanley Capital I Trust Series 2021-L6 Class A4, 2.444% 6/15/2054 (b)	50,000	43,019
UBS Commercial Mortgage Trust Series 2019-C16 Class A4, 3.6048% 4/15/2052	100,000	94,908
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class A5, 2.892% 8/15/2052	75,000	68,987
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class A4, 3.146% 12/15/2052	100,000	92,650
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class A5, 2.725% 2/15/2053	27,000	24,177
TOTAL UNITED STATES		5,310,925
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $5,723,755)		5,310,925

Foreign Government and Government Agency Obligations - 2.1%
	Principal Amount (a)	Value ($)
CANADA - 0.3%
Export Development Canada 4.125% 2/13/2029	210,000	209,696
Province of Alberta 1.3% 7/22/2030	306,000	261,459
Province of British Columbia 4.2% 7/6/2033	50,000	48,748
Province of British Columbia 4.8% 11/15/2028	150,000	152,820
Province of Manitoba 4.9% 5/31/2034	50,000	50,805
Province of Ontario 1.125% 10/7/2030	224,000	188,353
Province of Ontario 2.125% 1/21/2032	100,000	86,465
Province of Ontario 2.3% 6/15/2026	107,000	104,426
Province of Ontario 5.05% 4/24/2034	80,000	82,343
Province of Quebec 2.5% 4/20/2026	130,000	127,509
Province of Quebec 3.625% 4/13/2028	150,000	147,436
Province of Quebec 4.25% 9/5/2034	10,000	9,705
Province of Quebec 4.5% 9/8/2033	100,000	99,483
TOTAL CANADA		1,569,248
CHILE - 0.2%
Chilean Republic 2.55% 7/27/2033	400,000	330,560
Chilean Republic 3.24% 2/6/2028	230,000	219,805
Chilean Republic 4.95% 1/5/2036	200,000	193,500
Chilean Republic 5.65% 1/13/2037	200,000	203,320
TOTAL CHILE		947,185
HUNGARY - 0.0%
Hungary Government 7.625% 3/29/2041	30,000	34,653
INDONESIA - 0.2%
Indonesia Government 1.85% 3/12/2031	650,000	545,675
Indonesia Government 2.85% 2/14/2030	400,000	364,500
Indonesia Government 3.35% 3/12/2071	50,000	32,125
Indonesia Government 5.25% 1/15/2030	200,000	203,160
TOTAL INDONESIA		1,145,460
ISRAEL - 0.2%
Israel Government 3.25% 1/17/2028	370,000	352,991
Israel Government 3.375% 1/15/2050	100,000	67,459
Israel Government 5.375% 2/19/2030	420,000	423,589
Israel Government 5.375% 3/12/2029	300,000	302,700
TOTAL ISRAEL		1,146,739
ITALY - 0.1%
Italian Republic 2.875% 10/17/2029	385,000	355,054
KOREA (SOUTH) - 0.0%
Korean Republic 2.75% 1/19/2027	200,000	194,932
MEXICO - 0.3%
United Mexican States 3.25% 4/16/2030	200,000	179,500
United Mexican States 3.5% 2/12/2034	317,000	260,130
United Mexican States 3.771% 5/24/2061	250,000	149,125
United Mexican States 4.5% 1/31/2050	700,000	514,150
United Mexican States 4.6% 2/10/2048	50,000	37,332
United Mexican States 4.75% 3/8/2044	100,000	78,550
United Mexican States 5.4% 2/9/2028	200,000	201,248
United Mexican States 5.55% 1/21/2045	45,000	40,118
United Mexican States 7.5% 4/8/2033	55,000	60,483
TOTAL MEXICO		1,520,636
PANAMA - 0.2%
Panamanian Republic 2.252% 9/29/2032	300,000	219,210
Panamanian Republic 3.16% 1/23/2030	400,000	345,000
Panamanian Republic 3.75% 3/16/2025	460,000	458,850
Panamanian Republic 6.4% 2/14/2035	80,000	75,724
TOTAL PANAMA		1,098,784
PERU - 0.1%
Peruvian Republic 1.862% 12/1/2032	185,000	143,606
Peruvian Republic 2.78% 12/1/2060	195,000	108,834
Peruvian Republic 3.3% 3/11/2041	70,000	52,391
Peruvian Republic 3.55% 3/10/2051	55,000	38,536
Peruvian Republic 5.375% 2/8/2035	40,000	39,320
TOTAL PERU		382,687
PHILIPPINES - 0.2%
Philippine Republic 1.648% 6/10/2031	205,000	169,125
Philippine Republic 2.65% 12/10/2045	200,000	129,375
Philippine Republic 2.95% 5/5/2045	220,000	151,250
Philippine Republic 5.17% 10/13/2027	300,000	303,882
Philippine Republic 6.375% 10/23/2034	100,000	108,375
TOTAL PHILIPPINES		862,007
POLAND - 0.2%
Republic of Poland 3.25% 4/6/2026	283,000	279,420
Republic of Poland 4.625% 3/18/2029	50,000	49,829
Republic of Poland 4.875% 10/4/2033	160,000	157,000
Republic of Poland 4.875% 2/12/2030	100,000	100,479
Republic of Poland 5.125% 9/18/2034	50,000	49,525
Republic of Poland 5.375% 2/12/2035	100,000	100,960
Republic of Poland 5.5% 3/18/2054	60,000	57,453
Republic of Poland 5.5% 4/4/2053	40,000	38,478
TOTAL POLAND		833,144
URUGUAY - 0.1%
Uruguay Republic 4.125% 11/20/2045	20,000	17,108
Uruguay Republic 4.375% 1/23/2031	278,116	272,310
Uruguay Republic 4.375% 10/27/2027	15,000	14,953
Uruguay Republic 4.975% 4/20/2055	63,000	56,897
Uruguay Republic 5.442% 2/14/2037	320,000	323,040
TOTAL URUGUAY		684,308
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $11,657,293)		10,774,837

Non-Convertible Corporate Bonds - 28.2%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Financials - 0.2%
Banks - 0.2%
National Australia Bank Ltd/New York 5.2% 5/13/2025	320,000	320,421
Westpac Banking Corp 1.953% 11/20/2028	50,000	45,898
Westpac Banking Corp 2.668% 11/15/2035 (b)	80,000	69,718
Westpac Banking Corp 3.133% 11/18/2041	50,000	37,045
Westpac Banking Corp 3.35% 3/8/2027	115,000	113,001
Westpac Banking Corp 4.11% 7/24/2034 (b)	200,000	191,933
Westpac Banking Corp 5.535% 11/17/2028	80,000	83,200
		861,216
Materials - 0.0%
Metals & Mining - 0.0%
Rio Tinto Finance USA Ltd 5.2% 11/2/2040	50,000	49,483
Rio Tinto Finance USA PLC 4.125% 8/21/2042	50,000	42,888
		92,371
TOTAL AUSTRALIA		953,587
AUSTRIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Oesterreichische Kontrollbank AG 0.375% 9/17/2025	42,000	41,102
BRAZIL - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Suzano Austria GmbH 3.125% 1/15/2032	50,000	42,625
CANADA - 0.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Bell Canada 2.15% 2/15/2032	45,000	37,531
Bell Canada 3.65% 8/15/2052	50,000	35,611
Bell Canada 5.1% 5/11/2033	50,000	49,527
Bell Canada 5.55% 2/15/2054	30,000	28,907
TELUS Corp 3.4% 5/13/2032	50,000	45,153
		196,729
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc 3.8% 3/15/2032	50,000	45,593
Rogers Communications Inc 4.3% 2/15/2048	100,000	80,077
Rogers Communications Inc 4.55% 3/15/2052	90,000	73,231
		198,901
TOTAL COMMUNICATION SERVICES		395,630

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge Inc 3.4% 8/1/2051	80,000	54,888
Enbridge Inc 5.625% 4/5/2034	60,000	61,361
Enbridge Inc 5.95% 4/5/2054	45,000	45,680
Enbridge Inc 6.7% 11/15/2053	20,000	22,145
Enbridge Inc 8.5% 1/15/2084 (b)	20,000	22,168
South Bow USA Infrastructure Holdings LLC 5.026% 10/1/2029 (c)	20,000	19,892
South Bow USA Infrastructure Holdings LLC 5.584% 10/1/2034 (c)	20,000	19,693
South Bow USA Infrastructure Holdings LLC 6.176% 10/1/2054 (c)	20,000	19,587
TransCanada PipeLines Ltd 4.1% 4/15/2030	300,000	288,484
TransCanada PipeLines Ltd 4.625% 3/1/2034	50,000	47,662
TransCanada PipeLines Ltd 5% 10/16/2043	50,000	46,229
		647,789
Financials - 0.5%
Banks - 0.5%
Bank of Montreal 3.088% 1/10/2037 (b)	50,000	42,495
Bank of Montreal 5.3% 6/5/2026	270,000	272,825
Bank of Montreal 5.717% 9/25/2028	130,000	134,624
Bank of Nova Scotia/The 1.95% 2/2/2027	50,000	47,835
Bank of Nova Scotia/The 2.45% 2/2/2032	120,000	103,135
Bank of Nova Scotia/The 2.7% 8/3/2026	65,000	63,449
Bank of Nova Scotia/The 4.5% 12/16/2025	85,000	84,790
Bank of Nova Scotia/The 4.588% 5/4/2037 (b)	10,000	9,306
Bank of Nova Scotia/The 4.85% 2/1/2030	30,000	30,163
Bank of Nova Scotia/The 5.25% 6/12/2028	60,000	61,323
Canadian Imperial Bank of Commerce 3.6% 4/7/2032	20,000	18,366
Canadian Imperial Bank of Commerce 5.001% 4/28/2028	90,000	91,167
Canadian Imperial Bank of Commerce 6.092% 10/3/2033	44,000	46,945
Royal Bank of Canada 2.3% 11/3/2031	145,000	124,818
Royal Bank of Canada 3.625% 5/4/2027	60,000	58,967
Royal Bank of Canada 3.875% 5/4/2032	30,000	28,183
Royal Bank of Canada 4.522% 10/18/2028 (b)	30,000	29,914
Royal Bank of Canada 4.65% 10/18/2030 (b)	50,000	49,725
Royal Bank of Canada 4.9% 1/12/2028	220,000	222,435
Royal Bank of Canada 5.15% 2/1/2034	40,000	40,400
Toronto Dominion Bank 3.2% 3/10/2032	95,000	85,091
Toronto Dominion Bank 3.625% 9/15/2031 (b)	75,000	73,290
Toronto Dominion Bank 4.456% 6/8/2032	70,000	67,690
Toronto Dominion Bank 5.156% 1/10/2028	30,000	30,502
Toronto Dominion Bank 5.264% 12/11/2026	100,000	101,392
Toronto Dominion Bank 5.523% 7/17/2028	120,000	123,344
		2,042,174
Capital Markets - 0.0%
CI Financial Corp 3.2% 12/17/2030	55,000	47,957
Insurance - 0.0%
Fairfax Financial Holdings Ltd 6% 12/7/2033	50,000	52,321
Fairfax Financial Holdings Ltd 6.1% 3/15/2055 (c)	10,000	10,086
Fairfax Financial Holdings Ltd 6.35% 3/22/2054	30,000	31,289
Manulife Financial Corp 5.375% 3/4/2046	30,000	29,776
		123,472
TOTAL FINANCIALS		2,213,603

Industrials - 0.1%
Ground Transportation - 0.1%
Canadian National Railway Co 2.45% 5/1/2050	40,000	24,173
Canadian National Railway Co 2.75% 3/1/2026	141,000	138,748
Canadian National Railway Co 6.125% 11/1/2053	40,000	44,680
Canadian Pacific Railway Co 1.75% 12/2/2026	130,000	124,043
Canadian Pacific Railway Co 2.45% 12/2/2031	130,000	112,926
Canadian Pacific Railway Co 3.5% 5/1/2050	50,000	36,377
Canadian Pacific Railway Co 4.8% 8/1/2045	60,000	55,014
		535,961
Professional Services - 0.0%
Thomson Reuters Corp 3.35% 5/15/2026	90,000	88,744
Thomson Reuters Corp 5.5% 8/15/2035	20,000	20,527
		109,271
TOTAL INDUSTRIALS		645,232

Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd 3.95% 5/13/2050	100,000	77,328
Nutrien Ltd 4.2% 4/1/2029	6,000	5,891
Nutrien Ltd 5% 4/1/2049	11,000	10,041
Nutrien Ltd 5.4% 6/21/2034	50,000	50,594
		143,854
TOTAL CANADA		4,046,108
CHINA - 0.2%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Baidu Inc 4.125% 6/30/2025	200,000	199,391
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Alibaba Group Holding Ltd 2.125% 2/9/2031	200,000	173,768
Alibaba Group Holding Ltd 3.4% 12/6/2027	285,000	277,328
		451,096
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 2.65% 2/15/2032	100,000	85,410
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 6/18/2029	125,000	122,228
		207,638
TOTAL CHINA		858,125
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Orange SA 5.5% 2/6/2044	60,000	60,197
GERMANY - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Deutsche Telekom International Finance BV 9.25% 6/1/2032	50,000	62,502
Financials - 0.3%
Capital Markets - 0.1%
Deutsche Bank AG 4.1% 1/13/2026	85,000	84,565
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (b)	150,000	143,886
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (b)	150,000	149,303
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (b)	150,000	159,408
		537,162
Financial Services - 0.2%
KfW 0% 4/18/2036 (d)	125,000	77,073
KfW 3.75% 2/15/2028	510,000	505,871
KfW 4.125% 7/15/2033	50,000	49,535
KfW 4.75% 10/29/2030	130,000	134,164
Landwirtschaftliche Rentenbank 2.5% 11/15/2027	230,000	220,944
		987,587
TOTAL FINANCIALS		1,524,749

TOTAL GERMANY		1,587,251
IRELAND - 0.1%
Financials - 0.1%
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	150,000	144,643
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033	150,000	130,385
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.875% 1/23/2028	150,000	146,860
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.1% 1/19/2029	300,000	303,006

TOTAL IRELAND		724,894
JAPAN - 1.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Toyota Motor Corp 5.123% 7/13/2033	50,000	51,420
Financials - 1.1%
Banks - 1.0%
Japan Bank for International Cooperation 1.25% 1/21/2031	262,000	220,330
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (b)	200,000	191,971
Mitsubishi UFJ Financial Group Inc 2.048% 7/17/2030	210,000	182,928
Mitsubishi UFJ Financial Group Inc 2.341% 1/19/2028 (b)	230,000	220,787
Mitsubishi UFJ Financial Group Inc 3.741% 3/7/2029	180,000	175,016
Mitsubishi UFJ Financial Group Inc 3.837% 4/17/2026 (b)	420,000	419,419
Mitsubishi UFJ Financial Group Inc 4.286% 7/26/2038	73,000	68,503
Mitsubishi UFJ Financial Group Inc 5.197% 1/16/2031 (b)	200,000	203,213
Mizuho Financial Group Inc 1.554% 7/9/2027 (b)	300,000	287,988
Mizuho Financial Group Inc 2.226% 5/25/2026 (b)	400,000	397,883
Mizuho Financial Group Inc 5.098% 5/13/2031 (b)	200,000	202,307
Mizuho Financial Group Inc 5.778% 7/6/2029 (b)	420,000	433,488
Sumitomo Mitsui Financial Group Inc 1.474% 7/8/2025	450,000	445,169
Sumitomo Mitsui Financial Group Inc 2.142% 9/23/2030	64,000	55,622
Sumitomo Mitsui Financial Group Inc 2.174% 1/14/2027	270,000	258,959
Sumitomo Mitsui Financial Group Inc 3.01% 10/19/2026	120,000	117,305
Sumitomo Mitsui Financial Group Inc 5.24% 4/15/2030	200,000	203,999
Sumitomo Mitsui Financial Group Inc 5.316% 7/9/2029	210,000	214,327
Sumitomo Mitsui Financial Group Inc 5.464% 1/13/2026	430,000	433,518
Sumitomo Mitsui Financial Group Inc 5.52% 1/13/2028	250,000	256,559
Sumitomo Mitsui Financial Group Inc 6.184% 7/13/2043	110,000	120,753
		5,110,044
Capital Markets - 0.1%
Nomura Holdings Inc 1.653% 7/14/2026	215,000	206,605
Nomura Holdings Inc 5.386% 7/6/2027	200,000	202,889
Nomura Holdings Inc 6.07% 7/12/2028	200,000	207,832
		617,326
TOTAL JAPAN		5,778,790
KOREA (SOUTH) - 0.1%
Financials - 0.1%
Banks - 0.1%
Export-Import Bank of Korea 5.125% 9/18/2028	220,000	225,343
Korea Development Bank/The 4.125% 10/16/2027	300,000	298,558
Korea Development Bank/The 4.875% 2/3/2030	200,000	204,133

TOTAL KOREA (SOUTH)		728,034
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ArcelorMittal SA 4.25% 7/16/2029	70,000	68,752
ArcelorMittal SA 6.35% 6/17/2054	40,000	40,740

TOTAL LUXEMBOURG		109,492
MEXICO - 0.1%
Communication Services - 0.1%
Media - 0.0%
Grupo Televisa SAB 6.625% 1/15/2040	60,000	56,726
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV 3.625% 4/22/2029	380,000	362,452
TOTAL MEXICO		419,178
MULTI-NATIONAL - 1.2%
Financials - 1.2%
Banks - 0.8%
African Development Bank 0.875% 7/22/2026	80,000	76,544
Asian Development Bank 0.5% 2/4/2026	200,000	193,414
Asian Development Bank 2.5% 11/2/2027	726,000	697,788
Asian Development Bank 4.375% 3/6/2029	630,000	636,489
Corp Andina de Fomento 1.625% 9/23/2025	193,000	189,827
Corp Andina de Fomento 4.125% 1/7/2028	28,000	27,803
Corp Andina de Fomento 5% 1/22/2030	100,000	102,175
European Investment Bank 1.25% 2/14/2031	83,000	70,458
European Investment Bank 1.75% 3/15/2029	560,000	511,811
European Investment Bank 3.625% 7/15/2030	960,000	936,993
Inter-American Development Bank 0.625% 7/15/2025	125,000	123,279
Inter-American Development Bank 1.125% 1/13/2031	170,000	143,179
Inter-American Development Bank 1.75% 3/14/2025	66,000	65,944
Inter-American Development Bank 2.25% 6/18/2029	30,000	27,819
Inter-American Development Bank 3.125% 9/18/2028	430,000	416,625
Inter-American Development Bank 3.2% 8/7/2042	123,000	101,314
		4,321,462
Financial Services - 0.4%
International Bank for Reconstruction & Development 0.375% 7/28/2025	130,000	127,917
International Bank for Reconstruction & Development 0.5% 10/28/2025	145,000	141,468
International Bank for Reconstruction & Development 0.75% 8/26/2030	70,000	58,437
International Bank for Reconstruction & Development 0.875% 5/14/2030	67,000	56,900
International Bank for Reconstruction & Development 1.25% 2/10/2031	100,000	84,664
International Bank for Reconstruction & Development 2.5% 11/22/2027	200,000	191,972
International Bank for Reconstruction & Development 3.625% 9/21/2029	570,000	558,733
International Bank for Reconstruction & Development 4% 1/10/2031	70,000	69,313
International Bank for Reconstruction & Development 4% 7/25/2030	350,000	347,619
International Bank for Reconstruction & Development 4.75% 11/14/2033	260,000	268,649
International Bank for Reconstruction & Development 4.75% 2/15/2035	90,000	92,826
International Finance Corp 0.75% 8/27/2030	40,000	33,368
		2,031,866
TOTAL MULTI-NATIONAL		6,353,328
NETHERLANDS - 0.1%
Financials - 0.1%
Banks - 0.1%
Cooperatieve Rabobank UA 5.25% 5/24/2041	54,000	54,174
ING Groep NV 3.95% 3/29/2027	260,000	257,116
ING Groep NV 4.017% 3/28/2028 (b)	350,000	345,611

TOTAL NETHERLANDS		656,901
SPAIN - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Emisiones SA 4.103% 3/8/2027	150,000	148,647
Telefonica Emisiones SA 7.045% 6/20/2036	166,000	186,160
		334,807
Financials - 0.2%
Banks - 0.2%
Banco Santander SA 1.722% 9/14/2027 (b)	200,000	191,236
Banco Santander SA 5.179% 11/19/2025	200,000	200,394
Banco Santander SA 5.538% 3/14/2030 (b)	200,000	204,059
Banco Santander SA 6.921% 8/8/2033	200,000	215,098
		810,787
TOTAL SPAIN		1,145,594
SWEDEN - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Svensk Exportkredit AB 4.875% 10/4/2030	200,000	205,706
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Credit Suisse USA LLC 7.125% 7/15/2032	170,000	191,853
UBS AG/Stamford CT 1.25% 8/7/2026	310,000	296,746
		488,599
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Tyco Electronics Group SA 2.5% 2/4/2032	50,000	43,574
TOTAL SWITZERLAND		532,173
UNITED KINGDOM - 1.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
British Telecommunications PLC 9.625% 12/15/2030 (e)	55,000	67,522
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC 4.375% 5/30/2028	25,000	25,140
Vodafone Group PLC 5% 5/30/2038	93,000	90,390
Vodafone Group PLC 5.125% 6/19/2059	110,000	97,367
Vodafone Group PLC 5.25% 5/30/2048	20,000	18,786
Vodafone Group PLC 5.625% 2/10/2053	30,000	28,883
Vodafone Group PLC 5.75% 6/28/2054	40,000	39,175
Vodafone Group PLC 6.15% 2/27/2037	18,000	19,232
		318,973
Consumer Staples - 0.0%
Food Products - 0.0%
Unilever Capital Corp 1.75% 8/12/2031	135,000	114,325
Unilever Capital Corp 5.9% 11/15/2032	80,000	86,593
		200,918
Financials - 1.3%
Banks - 1.3%
Barclays PLC 2.852% 5/7/2026 (b)	480,000	478,380
Barclays PLC 2.894% 11/24/2032 (b)	260,000	226,058
Barclays PLC 3.33% 11/24/2042 (b)	200,000	149,542
Barclays PLC 4.836% 5/9/2028	215,000	214,158
Barclays PLC 5.69% 3/12/2030 (b)	200,000	205,007
Barclays PLC 5.829% 5/9/2027 (b)	400,000	405,070
HSBC Holdings PLC 2.804% 5/24/2032 (b)	340,000	296,749
HSBC Holdings PLC 4.041% 3/13/2028 (b)	211,000	208,083
HSBC Holdings PLC 4.292% 9/12/2026 (b)	850,000	848,002
HSBC Holdings PLC 4.755% 6/9/2028 (b)	200,000	199,722
HSBC Holdings PLC 5.12% 3/3/2031 (b)	200,000	200,417
HSBC Holdings PLC 5.546% 3/4/2030 (b)	210,000	214,565
HSBC Holdings PLC 5.597% 5/17/2028 (b)	200,000	203,179
HSBC Holdings PLC 6.1% 1/14/2042	70,000	75,754
HSBC Holdings PLC 6.161% 3/9/2029 (b)	200,000	207,530
HSBC Holdings PLC 6.5% 5/2/2036	120,000	126,838
HSBC Holdings PLC 6.5% 9/15/2037	100,000	105,415
HSBC Holdings PLC 6.8% 6/1/2038	100,000	107,049
HSBC Holdings PLC 7.625% 5/17/2032	110,000	123,321
Lloyds Banking Group PLC 4.45% 5/8/2025	200,000	199,872
Lloyds Banking Group PLC 4.65% 3/24/2026	221,000	220,627
Lloyds Banking Group PLC 5.087% 11/26/2028 (b)	200,000	201,429
Lloyds Banking Group PLC 5.721% 6/5/2030 (b)	200,000	205,924
Lloyds Banking Group PLC 5.871% 3/6/2029 (b)	200,000	206,139
NatWest Group PLC 5.583% 3/1/2028 (b)	300,000	305,011
NatWest Group PLC 5.847% 3/2/2027 (b)	400,000	404,874
Santander UK Group Holdings PLC 2.469% 1/11/2028 (b)	220,000	210,339
		6,549,054
Health Care - 0.1%
Pharmaceuticals - 0.1%
Astrazeneca Finance LLC 1.2% 5/28/2026	90,000	86,766
Astrazeneca Finance LLC 2.25% 5/28/2031	90,000	78,534
Astrazeneca Finance LLC 4.875% 3/3/2033	150,000	151,197
Astrazeneca PLC 4.375% 8/17/2048	66,000	57,730
Astrazeneca PLC 6.45% 9/15/2037	40,000	45,000
GlaxoSmithKline Capital Inc 6.375% 5/15/2038	82,000	91,401
		510,628
Utilities - 0.0%
Multi-Utilities - 0.0%
National Grid PLC 5.418% 1/11/2034	20,000	20,280
National Grid PLC 5.602% 6/12/2028	50,000	51,360
		71,640
TOTAL UNITED KINGDOM		7,718,735
UNITED STATES - 22.2%
Communication Services - 2.1%
Diversified Telecommunication Services - 0.7%
AT&T Inc 1.65% 2/1/2028	650,000	599,256
AT&T Inc 1.7% 3/25/2026	130,000	126,152
AT&T Inc 2.75% 6/1/2031	150,000	133,220
AT&T Inc 3.5% 6/1/2041	50,000	39,291
AT&T Inc 3.5% 9/15/2053	321,000	223,563
AT&T Inc 3.55% 9/15/2055	334,000	231,608
AT&T Inc 3.65% 9/15/2059	125,000	86,332
AT&T Inc 3.85% 6/1/2060	165,000	118,352
AT&T Inc 4.3% 2/15/2030	240,000	235,515
AT&T Inc 4.65% 6/1/2044	20,000	17,645
AT&T Inc 4.85% 7/15/2045	320,000	287,856
AT&T Inc 5.15% 3/15/2042	60,000	56,388
Verizon Communications Inc 1.5% 9/18/2030	400,000	338,984
Verizon Communications Inc 2.355% 3/15/2032	201,000	170,335
Verizon Communications Inc 2.65% 11/20/2040	70,000	49,687
Verizon Communications Inc 2.85% 9/3/2041	170,000	122,260
Verizon Communications Inc 2.987% 10/30/2056	123,000	76,168
Verizon Communications Inc 3% 11/20/2060	100,000	60,842
Verizon Communications Inc 3.55% 3/22/2051	140,000	102,495
Verizon Communications Inc 3.7% 3/22/2061	50,000	35,507
Verizon Communications Inc 3.875% 2/8/2029	120,000	117,033
Verizon Communications Inc 4% 3/22/2050	38,000	29,945
Verizon Communications Inc 4.016% 12/3/2029	370,000	360,219
Verizon Communications Inc 4.75% 11/1/2041	189,000	174,147
Verizon Communications Inc 4.862% 8/21/2046	60,000	55,192
		3,847,992
Entertainment - 0.2%
Netflix Inc 4.875% 4/15/2028	130,000	131,719
Netflix Inc 4.9% 8/15/2034	40,000	40,065
Netflix Inc 5.4% 8/15/2054	10,000	10,058
Walt Disney Co/The 2% 9/1/2029	50,000	45,031
Walt Disney Co/The 2.65% 1/13/2031	50,000	44,995
Walt Disney Co/The 3.6% 1/13/2051	20,000	15,155
Walt Disney Co/The 3.8% 3/22/2030	80,000	77,409
Walt Disney Co/The 4.7% 3/23/2050	20,000	18,315
Walt Disney Co/The 6.15% 3/1/2037	120,000	131,465
Walt Disney Co/The 6.2% 12/15/2034	225,000	248,325
Walt Disney Co/The 6.4% 12/15/2035	40,000	44,766
Walt Disney Co/The 6.65% 11/15/2037	20,000	22,774
		830,077
Interactive Media & Services - 0.0%
Alphabet Inc 0.45% 8/15/2025	50,000	49,118
Alphabet Inc 1.1% 8/15/2030	60,000	50,828
Alphabet Inc 1.9% 8/15/2040	60,000	40,648
Alphabet Inc 2.05% 8/15/2050	95,000	54,781
		195,375
Media - 0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.8% 4/1/2031	240,000	207,950
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 6/1/2041	80,000	56,448
Charter Communications Operating LLC / Charter Communications Operating Capital 3.9% 6/1/2052	220,000	146,139
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	285,000	259,585
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	175,000	144,230
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	110,000	114,004
Charter Communications Operating LLC / Charter Communications Operating Capital 6.65% 2/1/2034	50,000	52,091
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055	30,000	30,065
Comcast Corp 1.5% 2/15/2031	300,000	250,301
Comcast Corp 1.95% 1/15/2031	180,000	154,240
Comcast Corp 2.35% 1/15/2027	85,000	81,940
Comcast Corp 2.45% 8/15/2052	100,000	56,366
Comcast Corp 2.65% 2/1/2030	400,000	364,540
Comcast Corp 2.65% 8/15/2062	20,000	10,813
Comcast Corp 2.937% 11/1/2056	190,000	114,406
Comcast Corp 2.987% 11/1/2063	95,000	55,165
Comcast Corp 3.25% 11/1/2039	40,000	31,280
Comcast Corp 3.4% 4/1/2030	30,000	28,283
Comcast Corp 3.4% 7/15/2046	150,000	108,953
Comcast Corp 3.45% 2/1/2050	100,000	70,868
Comcast Corp 3.75% 4/1/2040	10,000	8,293
Comcast Corp 4.55% 1/15/2029	120,000	120,316
Comcast Corp 4.65% 7/15/2042	50,000	45,055
Comcast Corp 4.95% 10/15/2058	50,000	44,491
Comcast Corp 5.1% 6/1/2029	70,000	71,490
Comcast Corp 5.35% 5/15/2053	80,000	76,000
Comcast Corp 5.5% 5/15/2064	50,000	47,796
Discovery Communications LLC 3.625% 5/15/2030	69,000	62,688
Discovery Communications LLC 5% 9/20/2037	130,000	112,024
Discovery Communications LLC 5.3% 5/15/2049	20,000	15,857
Fox Corp 4.709% 1/25/2029	330,000	329,176
Paramount Global 4.2% 5/19/2032	60,000	54,195
Paramount Global 4.95% 1/15/2031	100,000	96,403
Paramount Global 4.95% 5/19/2050	100,000	79,019
Paramount Global 7.875% 7/30/2030	20,000	22,051
Time Warner Cable LLC 5.875% 11/15/2040	30,000	27,807
Time Warner Cable LLC 6.55% 5/1/2037	50,000	49,844
Time Warner Cable LLC 7.3% 7/1/2038	95,000	100,510
TWDC Enterprises 18 Corp 3.7% 12/1/2042	50,000	40,570
TWDC Enterprises 18 Corp 4.125% 12/1/2041	55,000	47,595
TWDC Enterprises 18 Corp 4.125% 6/1/2044	80,000	67,614
Warnermedia Holdings Inc 3.755% 3/15/2027	50,000	48,807
Warnermedia Holdings Inc 4.279% 3/15/2032	173,000	155,411
Warnermedia Holdings Inc 5.141% 3/15/2052	68,000	52,485
Warnermedia Holdings Inc 5.391% 3/15/2062	195,000	149,829
		4,262,993
Wireless Telecommunication Services - 0.3%
Sprint LLC 7.625% 3/1/2026	270,000	275,044
T-Mobile USA Inc 2.7% 3/15/2032	50,000	43,222
T-Mobile USA Inc 3% 2/15/2041	70,000	51,559
T-Mobile USA Inc 3.5% 4/15/2025	530,000	529,201
T-Mobile USA Inc 3.5% 4/15/2031	90,000	83,175
T-Mobile USA Inc 3.6% 11/15/2060	175,000	120,200
T-Mobile USA Inc 3.875% 4/15/2030	230,000	220,254
T-Mobile USA Inc 4.5% 4/15/2050	62,000	52,442
T-Mobile USA Inc 4.7% 1/15/2035	10,000	9,667
T-Mobile USA Inc 5.05% 7/15/2033	100,000	99,707
T-Mobile USA Inc 5.2% 1/15/2033	130,000	131,331
T-Mobile USA Inc 5.25% 6/15/2055	10,000	9,373
T-Mobile USA Inc 5.65% 1/15/2053	65,000	64,649
T-Mobile USA Inc 5.8% 9/15/2062	50,000	50,378
		1,740,202
TOTAL COMMUNICATION SERVICES		10,876,639

Consumer Discretionary - 1.7%
Automobile Components - 0.1%
Aptiv Swiss Holdings Ltd 4.65% 9/13/2029	200,000	197,354
Lear Corp 2.6% 1/15/2032	30,000	25,460
Lear Corp 3.5% 5/30/2030	50,000	46,541
		269,355
Automobiles - 0.6%
American Honda Finance Corp 1.2% 7/8/2025	360,000	355,691
American Honda Finance Corp 4.85% 10/23/2031	60,000	60,006
American Honda Finance Corp 5.125% 7/7/2028	40,000	40,732
American Honda Finance Corp 5.65% 11/15/2028	160,000	165,468
Ford Motor Co 3.25% 2/12/2032	195,000	162,759
Ford Motor Co 5.291% 12/8/2046	110,000	90,804
Ford Motor Co 6.1% 8/19/2032	130,000	128,668
Ford Motor Co 9.625% 4/22/2030	110,000	126,458
General Motors Co 5% 4/1/2035	30,000	28,288
General Motors Co 5.2% 4/1/2045	200,000	175,118
General Motors Co 5.6% 10/15/2032	50,000	50,443
General Motors Co 5.95% 4/1/2049	80,000	76,383
General Motors Financial Co Inc 1.25% 1/8/2026	555,000	538,721
General Motors Financial Co Inc 2.4% 4/10/2028	80,000	74,263
General Motors Financial Co Inc 2.7% 8/20/2027	145,000	138,040
General Motors Financial Co Inc 5.65% 1/17/2029	80,000	81,680
General Motors Financial Co Inc 5.75% 2/8/2031	30,000	30,493
General Motors Financial Co Inc 5.85% 4/6/2030	70,000	71,718
		2,395,733
Broadline Retail - 0.4%
Amazon.com Inc 1% 5/12/2026	193,000	186,022
Amazon.com Inc 1.2% 6/3/2027	330,000	309,030
Amazon.com Inc 2.1% 5/12/2031	193,000	168,484
Amazon.com Inc 2.875% 5/12/2041	185,000	140,014
Amazon.com Inc 3.1% 5/12/2051	193,000	134,443
Amazon.com Inc 3.15% 8/22/2027	240,000	234,039
Amazon.com Inc 3.6% 4/13/2032	200,000	188,417
Amazon.com Inc 3.95% 4/13/2052	50,000	40,829
Amazon.com Inc 4.1% 4/13/2062	25,000	20,231
Amazon.com Inc 4.25% 8/22/2057	50,000	42,270
Amazon.com Inc 4.55% 12/1/2027	230,000	232,151
eBay Inc 1.4% 5/10/2026	118,000	113,849
eBay Inc 2.7% 3/11/2030	50,000	45,461
eBay Inc 4% 7/15/2042	30,000	24,569
		1,879,809
Distributors - 0.0%
Genuine Parts Co 6.5% 11/1/2028	60,000	63,438
Diversified Consumer Services - 0.0%
Trane Technologies Global Holding Co Ltd 4.3% 2/21/2048	62,000	52,760
Hotels, Restaurants & Leisure - 0.2%
Marriott International Inc/MD 2.85% 4/15/2031	60,000	53,422
Marriott International Inc/MD 3.5% 10/15/2032	80,000	71,775
Marriott International Inc/MD 4.875% 5/15/2029	30,000	30,185
Marriott International Inc/MD 5.35% 3/15/2035	40,000	40,055
Marriott International Inc/MD 5.5% 4/15/2037	40,000	40,160
McDonald's Corp 2.625% 9/1/2029	90,000	83,380
McDonald's Corp 3.3% 7/1/2025	11,000	10,953
McDonald's Corp 3.5% 7/1/2027	20,000	19,608
McDonald's Corp 3.6% 7/1/2030	165,000	157,240
McDonald's Corp 3.625% 5/1/2043	70,000	55,488
McDonald's Corp 3.625% 9/1/2049	50,000	37,468
McDonald's Corp 3.7% 1/30/2026	155,000	153,989
McDonald's Corp 4.2% 4/1/2050	18,000	14,745
McDonald's Corp 4.45% 9/1/2048	64,000	55,115
McDonald's Corp 4.7% 12/9/2035	20,000	19,514
McDonald's Corp 6.3% 3/1/2038	60,000	66,017
Starbucks Corp 2% 3/12/2027	170,000	162,155
Starbucks Corp 2.55% 11/15/2030	100,000	89,360
Starbucks Corp 3.35% 3/12/2050	40,000	27,854
Starbucks Corp 3.8% 8/15/2025	50,000	49,842
Starbucks Corp 4.3% 6/15/2045	20,000	16,783
Starbucks Corp 4.5% 11/15/2048	32,000	27,466
		1,282,574
Household Durables - 0.0%
DR Horton Inc 5% 10/15/2034	30,000	29,653
DR Horton Inc 5.5% 10/15/2035	20,000	20,424
Toll Brothers Finance Corp 4.35% 2/15/2028	40,000	39,546
Whirlpool Corp 5.5% 3/1/2033	50,000	49,269
Whirlpool Corp 5.75% 3/1/2034	20,000	19,761
		158,653
Leisure Products - 0.0%
Brunswick Corp/DE 4.4% 9/15/2032	40,000	37,035
Hasbro Inc 3.9% 11/19/2029	75,000	71,570
Hasbro Inc 6.05% 5/14/2034	20,000	20,601
		129,206
Specialty Retail - 0.4%
AutoNation Inc 4.75% 6/1/2030	50,000	49,193
AutoZone Inc 3.75% 6/1/2027	50,000	49,194
AutoZone Inc 4.5% 2/1/2028	55,000	55,064
AutoZone Inc 4.75% 8/1/2032	30,000	29,516
AutoZone Inc 5.1% 7/15/2029	10,000	10,155
AutoZone Inc 5.4% 7/15/2034	10,000	10,177
AutoZone Inc 6.55% 11/1/2033	40,000	43,826
Home Depot Inc/The 2.375% 3/15/2051	113,000	66,316
Home Depot Inc/The 2.95% 6/15/2029	280,000	263,436
Home Depot Inc/The 3.3% 4/15/2040	200,000	160,189
Home Depot Inc/The 4.2% 4/1/2043	50,000	43,222
Home Depot Inc/The 4.4% 3/15/2045	90,000	79,279
Home Depot Inc/The 4.5% 12/6/2048	70,000	61,749
Home Depot Inc/The 4.5% 9/15/2032	50,000	49,493
Home Depot Inc/The 4.95% 6/25/2034	100,000	100,602
Home Depot Inc/The 4.95% 9/30/2026	210,000	212,168
Home Depot Inc/The 5.3% 6/25/2054	30,000	29,517
Home Depot Inc/The 5.4% 9/15/2040	60,000	61,152
Home Depot Inc/The 5.875% 12/16/2036	40,000	43,065
Lowe's Cos Inc 1.7% 10/15/2030	100,000	85,277
Lowe's Cos Inc 2.625% 4/1/2031	50,000	44,379
Lowe's Cos Inc 2.8% 9/15/2041	90,000	63,696
Lowe's Cos Inc 3% 10/15/2050	60,000	38,742
Lowe's Cos Inc 3.1% 5/3/2027	34,000	33,056
Lowe's Cos Inc 4.05% 5/3/2047	62,000	49,620
Lowe's Cos Inc 4.45% 4/1/2062	100,000	80,085
Lowe's Cos Inc 4.5% 4/15/2030	50,000	49,650
Lowe's Cos Inc 5% 4/15/2033	75,000	75,089
Lowe's Cos Inc 5.125% 4/15/2050	20,000	18,563
Lowe's Cos Inc 5.75% 7/1/2053	20,000	20,283
Lowe's Cos Inc 5.8% 9/15/2062	20,000	20,053
Lowe's Cos Inc 5.85% 4/1/2063	10,000	10,137
O'Reilly Automotive Inc 4.2% 4/1/2030	60,000	58,639
TJX Cos Inc/The 1.6% 5/15/2031	125,000	104,979
		2,169,561
Textiles, Apparel & Luxury Goods - 0.0%
NIKE Inc 2.85% 3/27/2030	80,000	74,061
NIKE Inc 3.25% 3/27/2040	55,000	44,134
NIKE Inc 3.375% 3/27/2050	20,000	14,623
Tapestry Inc 5.1% 3/11/2030	30,000	30,111
Tapestry Inc 5.5% 3/11/2035	30,000	29,958
		192,887
TOTAL CONSUMER DISCRETIONARY		8,593,976

Consumer Staples - 1.1%
Beverages - 0.4%
Coca-Cola Co/The 1.45% 6/1/2027	20,000	18,840
Coca-Cola Co/The 1.65% 6/1/2030	10,000	8,676
Coca-Cola Co/The 2.25% 1/5/2032	205,000	178,310
Coca-Cola Co/The 2.5% 6/1/2040	10,000	7,269
Coca-Cola Co/The 2.6% 6/1/2050	10,000	6,293
Coca-Cola Co/The 2.75% 6/1/2060	70,000	42,769
Coca-Cola Co/The 3.45% 3/25/2030	60,000	57,462
Coca-Cola Co/The 4.2% 3/25/2050	50,000	43,298
Coca-Cola Co/The 5% 5/13/2034	70,000	71,444
Coca-Cola Co/The 5.2% 1/14/2055	60,000	58,991
Coca-Cola Co/The 5.3% 5/13/2054	50,000	49,896
Coca-Cola Co/The 5.4% 5/13/2064	20,000	19,947
Keurig Dr Pepper Inc 3.8% 5/1/2050	90,000	68,681
Keurig Dr Pepper Inc 4.597% 5/25/2028	110,000	110,049
Keurig Dr Pepper Inc 5.085% 5/25/2048	20,000	18,583
PepsiCo Inc 1.4% 2/25/2031	200,000	167,174
PepsiCo Inc 1.625% 5/1/2030	83,000	72,078
PepsiCo Inc 2.375% 10/6/2026	220,000	213,726
PepsiCo Inc 2.75% 10/21/2051	20,000	12,899
PepsiCo Inc 3% 10/15/2027	320,000	310,674
PepsiCo Inc 3.5% 3/19/2040	120,000	100,056
PepsiCo Inc 3.6% 8/13/2042	105,000	85,211
PepsiCo Inc 5% 2/7/2035	30,000	30,220
		1,752,546
Consumer Staples Distribution & Retail - 0.3%
Costco Wholesale Corp 1.375% 6/20/2027	370,000	346,997
Dollar General Corp 5% 11/1/2032	60,000	58,897
Dollar General Corp 5.2% 7/5/2028	100,000	101,524
Dollar General Corp 5.45% 7/5/2033	10,000	10,097
Dollar Tree Inc 4.2% 5/15/2028	50,000	49,181
Kroger Co/The 1.7% 1/15/2031	100,000	84,300
Kroger Co/The 4.65% 1/15/2048	30,000	26,153
Kroger Co/The 5% 4/15/2042	50,000	46,970
Kroger Co/The 5% 9/15/2034	20,000	19,726
Kroger Co/The 5.4% 1/15/2049	10,000	9,731
Kroger Co/The 5.5% 9/15/2054	30,000	29,146
Kroger Co/The 5.65% 9/15/2064	60,000	58,315
Sysco Corp 2.4% 2/15/2030	70,000	62,977
Sysco Corp 3.15% 12/14/2051	10,000	6,627
Sysco Corp 3.3% 2/15/2050	50,000	34,664
Sysco Corp 4.5% 4/1/2046	50,000	42,970
Sysco Corp 5.95% 4/1/2030	53,000	55,652
Target Corp 2.95% 1/15/2052	75,000	49,379
Target Corp 3.9% 11/15/2047	45,000	36,344
Target Corp 4% 7/1/2042	50,000	43,177
Walmart Inc 1.05% 9/17/2026	130,000	124,042
Walmart Inc 2.5% 9/22/2041	205,000	146,727
Walmart Inc 3.9% 4/15/2028	50,000	49,695
Walmart Inc 4.05% 6/29/2048	150,000	127,163
Walmart Inc 4.1% 4/15/2033	50,000	48,601
Walmart Inc 4.5% 4/15/2053	20,000	18,081
		1,687,136
Food Products - 0.3%
Archer-Daniels-Midland Co 4.016% 4/16/2043	75,000	63,622
Bunge Ltd Fin Corp 1.63% 8/17/2025	140,000	138,082
Bunge Ltd Fin Corp 4.2% 9/17/2029	20,000	19,640
Bunge Ltd Fin Corp 4.65% 9/17/2034	20,000	19,335
Conagra Brands Inc 4.85% 11/1/2028	75,000	75,048
Conagra Brands Inc 5.3% 11/1/2038	10,000	9,622
Conagra Brands Inc 5.4% 11/1/2048	22,000	20,482
Conagra Brands Inc 7% 10/1/2028	50,000	53,430
General Mills Inc 2.875% 4/15/2030	13,000	11,893
General Mills Inc 3% 2/1/2051	50,000	32,957
General Mills Inc 4.2% 4/17/2028	130,000	128,714
General Mills Inc 4.875% 1/30/2030	50,000	50,199
General Mills Inc 4.95% 3/29/2033	20,000	19,890
Hershey Co/The 2.65% 6/1/2050	40,000	25,181
JM Smucker Co 4.25% 3/15/2035	50,000	46,375
JM Smucker Co 6.5% 11/15/2043	50,000	54,516
JM Smucker Co 6.5% 11/15/2053	10,000	11,031
Kellanova 4.3% 5/15/2028	50,000	49,731
Kellanova 7.45% 4/1/2031	40,000	45,420
Kraft Heinz Foods Co 3.75% 4/1/2030	40,000	38,261
Kraft Heinz Foods Co 5.5% 6/1/2050	195,000	187,223
Kraft Heinz Foods Co 6.875% 1/26/2039	20,000	22,497
McCormick & Co Inc/MD 2.5% 4/15/2030	110,000	98,837
Mondelez International Inc 2.625% 9/4/2050	50,000	30,538
Mondelez International Inc 2.75% 4/13/2030	30,000	27,320
Pilgrim's Pride Corp 6.875% 5/15/2034	50,000	54,317
The Campbell's Company 4.15% 3/15/2028	100,000	98,812
The Campbell's Company 4.75% 3/23/2035	60,000	57,975
The Campbell's Company 5.2% 3/21/2029	70,000	71,215
Tyson Foods Inc 4% 3/1/2026	40,000	39,779
Tyson Foods Inc 4.875% 8/15/2034	75,000	73,128
Tyson Foods Inc 5.1% 9/28/2048	40,000	36,800
Tyson Foods Inc 5.7% 3/15/2034	20,000	20,588
		1,732,458
Household Products - 0.1%
Church & Dwight Co Inc 2.3% 12/15/2031	70,000	60,258
Colgate-Palmolive Co 4.6% 3/1/2033	50,000	50,345
Kimberly-Clark Corp 1.05% 9/15/2027	53,000	48,837
Kimberly-Clark Corp 2.875% 2/7/2050	55,000	36,981
Kimberly-Clark Corp 3.1% 3/26/2030	7,000	6,570
Kimberly-Clark Corp 3.9% 5/4/2047	20,000	16,248
Procter & Gamble Co/The 3% 3/25/2030	36,000	33,885
Procter & Gamble Co/The 3.6% 3/25/2050	180,000	140,883
		394,007
Personal Care Products - 0.0%
Estee Lauder Cos Inc/The 1.95% 3/15/2031	75,000	63,782
Estee Lauder Cos Inc/The 5.15% 5/15/2053	10,000	9,652
Estee Lauder Cos Inc/The 6% 5/15/2037	40,000	42,297
Kenvue Inc 4.9% 3/22/2033	32,000	32,119
Kenvue Inc 5.05% 3/22/2028	32,000	32,604
Kenvue Inc 5.05% 3/22/2053	52,000	49,953
Kenvue Inc 5.2% 3/22/2063	10,000	9,589
		239,996
TOTAL CONSUMER STAPLES		5,806,143

Energy - 0.9%
Energy Equipment & Services - 0.1%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 3.337% 12/15/2027	240,000	233,727
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.08% 12/15/2047	60,000	49,037
Halliburton Co 2.92% 3/1/2030	80,000	73,583
Halliburton Co 4.85% 11/15/2035	10,000	9,702
Halliburton Co 5% 11/15/2045	96,000	87,889
Halliburton Co 6.7% 9/15/2038	10,000	11,115
NOV Inc 3.6% 12/1/2029	60,000	56,714
		521,767
Oil, Gas & Consumable Fuels - 0.8%
Cheniere Corpus Christi Holdings LLC 3.7% 11/15/2029	40,000	38,040
Cheniere Energy Partners LP 4.5% 10/1/2029	70,000	68,703
Cheniere Energy Partners LP 5.75% 8/15/2034	70,000	71,653
DCP Midstream Operating LP 5.6% 4/1/2044	20,000	19,024
Enbridge Energy Partners LP 7.5% 4/15/2038	70,000	80,833
EnLink Midstream LLC 5.65% 9/1/2034	15,000	15,148
Enterprise Products Operating LLC 3.3% 2/15/2053	250,000	171,314
Enterprise Products Operating LLC 3.95% 1/31/2060	40,000	29,800
Enterprise Products Operating LLC 4.95% 2/15/2035	10,000	9,925
Enterprise Products Operating LLC 5.35% 1/31/2033	220,000	225,759
Enterprise Products Operating LLC 5.55% 2/16/2055	10,000	9,920
Enterprise Products Operating LLC 5.7% 2/15/2042	20,000	20,506
Enterprise Products Operating LLC 7.55% 4/15/2038	55,000	65,906
Kinder Morgan Inc 5.2% 6/1/2033	30,000	29,813
Marathon Petroleum Corp 4.75% 9/15/2044	88,000	75,737
Marathon Petroleum Corp 5.15% 3/1/2030	20,000	20,118
Marathon Petroleum Corp 5.7% 3/1/2035	20,000	20,131
MPLX LP 4.125% 3/1/2027	240,000	237,696
MPLX LP 4.5% 4/15/2038	48,000	42,616
MPLX LP 4.9% 4/15/2058	50,000	41,780
MPLX LP 5% 3/1/2033	100,000	98,176
MPLX LP 5.5% 2/15/2049	60,000	56,314
MPLX LP 5.5% 6/1/2034	50,000	50,189
ONEOK Inc 3.4% 9/1/2029	80,000	75,469
ONEOK Inc 4.25% 9/24/2027	20,000	19,807
ONEOK Inc 4.45% 9/1/2049	50,000	40,418
ONEOK Inc 4.75% 10/15/2031	50,000	49,189
ONEOK Inc 4.85% 2/1/2049	50,000	42,525
ONEOK Inc 5.05% 11/1/2034	90,000	87,795
ONEOK Inc 5.65% 11/1/2028	20,000	20,603
ONEOK Inc 5.7% 11/1/2054	40,000	38,522
ONEOK Inc 6.05% 9/1/2033	80,000	83,844
ONEOK Inc 6.35% 1/15/2031	187,000	199,298
ONEOK Inc 6.625% 9/1/2053	30,000	32,304
ONEOK Partners LP 6.65% 10/1/2036	50,000	54,383
Phillips 66 3.3% 3/15/2052	50,000	32,740
Phillips 66 3.9% 3/15/2028	220,000	215,432
Phillips 66 4.65% 11/15/2034	65,000	61,904
Phillips 66 5.875% 5/1/2042	54,000	54,761
Phillips 66 Co 4.68% 2/15/2045	10,000	8,606
Phillips 66 Co 4.95% 3/15/2035	40,000	38,689
Phillips 66 Co 5.3% 6/30/2033	60,000	60,511
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	140,000	132,355
Plains All American Pipeline LP / PAA Finance Corp 4.9% 2/15/2045	20,000	17,560
Plains All American Pipeline LP / PAA Finance Corp 5.7% 9/15/2034	30,000	30,612
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	40,000	39,411
Sabine Pass Liquefaction LLC 5% 3/15/2027	160,000	160,803
Targa Resources Corp 4.95% 4/15/2052	60,000	51,442
Targa Resources Corp 6.125% 3/15/2033	50,000	52,405
Targa Resources Corp 6.125% 5/15/2055	40,000	40,511
Targa Resources Corp 6.5% 2/15/2053	10,000	10,653
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5% 1/15/2028	125,000	125,106
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	20,000	18,536
Transcontinental Gas Pipe Line Co LLC 3.95% 5/15/2050	50,000	38,757
Transcontinental Gas Pipe Line Co LLC 4.45% 8/1/2042	105,000	90,318
Valero Energy Corp 2.15% 9/15/2027	125,000	117,805
Valero Energy Corp 3.4% 9/15/2026	50,000	49,168
Valero Energy Corp 4% 4/1/2029	155,000	150,612
Valero Energy Corp 4% 6/1/2052	50,000	37,350
Western Gas Partners LP 4.05% 2/1/2030 (e)	50,000	47,632
Western Gas Partners LP 5.45% 4/1/2044	50,000	45,575
Western Gas Partners LP 5.5% 8/15/2048	20,000	17,929
Western Gas Partners LP 6.35% 1/15/2029	70,000	73,177
Williams Cos Inc/The 3.75% 6/15/2027	26,000	25,503
Williams Cos Inc/The 5.4% 3/2/2026	100,000	100,751
Williams Cos Inc/The 5.65% 3/15/2033	50,000	51,494
		4,241,366
TOTAL ENERGY		4,763,133

Financials - 7.2%
Banks - 3.4%
Bank of America Corp 1.734% 7/22/2027 (b)	43,000	41,361
Bank of America Corp 2.087% 6/14/2029 (b)	310,000	285,862
Bank of America Corp 2.482% 9/21/2036 (b)	60,000	50,066
Bank of America Corp 2.651% 3/11/2032 (b)	80,000	70,484
Bank of America Corp 2.676% 6/19/2041 (b)	420,000	301,643
Bank of America Corp 2.687% 4/22/2032 (b)	43,000	37,835
Bank of America Corp 2.831% 10/24/2051 (b)	50,000	32,015
Bank of America Corp 3.194% 7/23/2030 (b)	180,000	168,496
Bank of America Corp 3.593% 7/21/2028 (b)	45,000	43,854
Bank of America Corp 3.846% 3/8/2037 (b)	180,000	162,547
Bank of America Corp 3.974% 2/7/2030 (b)	35,000	33,985
Bank of America Corp 4.083% 3/20/2051 (b)	130,000	105,108
Bank of America Corp 4.183% 11/25/2027	95,000	94,051
Bank of America Corp 4.244% 4/24/2038 (b)	75,000	68,203
Bank of America Corp 4.271% 7/23/2029 (b)	60,000	59,153
Bank of America Corp 4.33% 3/15/2050 (b)	50,000	42,384
Bank of America Corp 4.376% 4/27/2028 (b)	100,000	99,388
Bank of America Corp 4.571% 4/27/2033 (b)	510,000	493,818
Bank of America Corp 4.75% 4/21/2045	55,000	49,521
Bank of America Corp 5.162% 1/24/2031 (b)	100,000	101,236
Bank of America Corp 5.202% 4/25/2029 (b)	50,000	50,706
Bank of America Corp 5.288% 4/25/2034 (b)	40,000	40,324
Bank of America Corp 5.425% 8/15/2035 (b)	10,000	9,874
Bank of America Corp 5.511% 1/24/2036 (b)	100,000	102,183
Bank of America Corp 5.518% 10/25/2035 (b)	20,000	19,795
Bank of America Corp 5.872% 9/15/2034 (b)	120,000	125,629
Bank of America Corp 5.875% 2/7/2042	135,000	144,000
Bank of America Corp 6.11% 1/29/2037	100,000	104,768
Bank of America Corp 6.204% 11/10/2028 (b)	350,000	363,225
Bank of America NA 5.526% 8/18/2026	510,000	518,323
Citigroup Inc 2.976% 11/5/2030 (b)	290,000	266,309
Citigroup Inc 3.106% 4/8/2026 (b)	110,000	109,810
Citigroup Inc 3.2% 10/21/2026	191,000	186,977
Citigroup Inc 3.52% 10/27/2028 (b)	190,000	184,338
Citigroup Inc 3.785% 3/17/2033 (b)	190,000	174,545
Citigroup Inc 4.125% 7/25/2028	154,000	151,441
Citigroup Inc 4.412% 3/31/2031 (b)	110,000	107,228
Citigroup Inc 4.6% 3/9/2026	490,000	490,042
Citigroup Inc 4.65% 7/23/2048	135,000	118,673
Citigroup Inc 4.65% 7/30/2045	42,000	37,696
Citigroup Inc 4.75% 5/18/2046	60,000	52,771
Citigroup Inc 5.411% 9/19/2039 (b)	160,000	154,872
Citigroup Inc 5.449% 6/11/2035 (b)	180,000	182,657
Citigroup Inc 5.827% 2/13/2035 (b)	10,000	10,046
Citigroup Inc 5.875% 1/30/2042	65,000	67,804
Citigroup Inc 6.174% 5/25/2034 (b)	80,000	82,500
Citigroup Inc 6.27% 11/17/2033 (b)	160,000	170,882
Citigroup Inc 6.625% 6/15/2032	60,000	64,898
Citigroup Inc 8.125% 7/15/2039	85,000	106,488
Citizens Financial Group Inc 2.5% 2/6/2030	10,000	8,908
Citizens Financial Group Inc 2.638% 9/30/2032	20,000	16,620
Citizens Financial Group Inc 5.253% 3/5/2031 (b)	20,000	20,171
Citizens Financial Group Inc 5.718% 7/23/2032 (b)	50,000	51,114
Citizens Financial Group Inc 6.645% 4/25/2035 (b)	15,000	16,150
Fifth Third Bancorp 3.95% 3/14/2028	100,000	98,110
Fifth Third Bancorp 4.772% 7/28/2030 (b)	30,000	29,860
Fifth Third Bancorp 6.361% 10/27/2028 (b)	70,000	72,857
Fifth Third Bancorp 8.25% 3/1/2038	20,000	24,581
Huntington Bancshares Inc/OH 2.55% 2/4/2030	65,000	58,425
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (b)	30,000	29,830
Huntington Bancshares Inc/OH 5.272% 1/15/2031 (b)	50,000	50,657
Huntington Bancshares Inc/OH 5.709% 2/2/2035 (b)	30,000	30,593
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (b)	30,000	31,293
JPMorgan Chase & Co 1.47% 9/22/2027 (b)	170,000	162,199
JPMorgan Chase & Co 2.069% 6/1/2029 (b)	150,000	138,420
JPMorgan Chase & Co 2.083% 4/22/2026 (b)	1,120,000	1,115,787
JPMorgan Chase & Co 2.525% 11/19/2041 (b)	110,000	77,002
JPMorgan Chase & Co 2.545% 11/8/2032 (b)	180,000	155,709
JPMorgan Chase & Co 2.956% 5/13/2031 (b)	50,000	45,447
JPMorgan Chase & Co 3.109% 4/22/2051 (b)	230,000	156,712
JPMorgan Chase & Co 3.328% 4/22/2052 (b)	80,000	56,950
JPMorgan Chase & Co 3.702% 5/6/2030 (b)	40,000	38,412
JPMorgan Chase & Co 4.203% 7/23/2029 (b)	30,000	29,527
JPMorgan Chase & Co 4.323% 4/26/2028 (b)	170,000	168,926
JPMorgan Chase & Co 4.452% 12/5/2029 (b)	185,000	183,728
JPMorgan Chase & Co 4.493% 3/24/2031 (b)	200,000	197,627
JPMorgan Chase & Co 4.565% 6/14/2030 (b)	310,000	307,664
JPMorgan Chase & Co 4.586% 4/26/2033 (b)	170,000	165,918
JPMorgan Chase & Co 4.912% 7/25/2033 (b)	125,000	124,546
JPMorgan Chase & Co 4.95% 6/1/2045	92,000	85,799
JPMorgan Chase & Co 5.14% 1/24/2031 (b)	100,000	101,413
JPMorgan Chase & Co 5.294% 7/22/2035 (b)	360,000	363,295
JPMorgan Chase & Co 5.35% 6/1/2034 (b)	220,000	224,007
JPMorgan Chase & Co 5.766% 4/22/2035 (b)	110,000	114,939
JPMorgan Chase & Co 6.4% 5/15/2038	86,000	96,000
KeyCorp 2.55% 10/1/2029	40,000	36,105
KeyCorp 4.1% 4/30/2028	55,000	53,964
KeyCorp 4.789% 6/1/2033 (b)	50,000	48,199
KeyCorp 6.401% 3/6/2035 (b)	10,000	10,666
M&T Bank Corp 5.053% 1/27/2034 (b)	65,000	63,623
M&T Bank Corp 6.082% 3/13/2032 (b)	50,000	52,216
PNC Financial Services Group Inc/The 1.15% 8/13/2026	203,000	193,920
PNC Financial Services Group Inc/The 4.626% 6/6/2033 (b)	85,000	81,498
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (b)	50,000	49,582
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (b)	30,000	30,530
PNC Financial Services Group Inc/The 5.492% 5/14/2030 (b)	80,000	82,141
PNC Financial Services Group Inc/The 5.575% 1/29/2036 (b)	20,000	20,482
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (b)	100,000	102,763
PNC Financial Services Group Inc/The 5.676% 1/22/2035 (b)	50,000	51,566
PNC Financial Services Group Inc/The 5.939% 8/18/2034 (b)	80,000	83,931
PNC Financial Services Group Inc/The 6.037% 10/28/2033 (b)	50,000	52,755
PNC Financial Services Group Inc/The 6.875% 10/20/2034 (b)	50,000	55,542
Regions Financial Corp 1.8% 8/12/2028	100,000	90,879
Regions Financial Corp 2.25% 5/18/2025	60,000	59,667
Regions Financial Corp 7.375% 12/10/2037	20,000	22,841
Santander Holdings USA Inc 4.4% 7/13/2027	73,000	72,440
Santander Holdings USA Inc 6.565% 6/12/2029 (b)	80,000	83,632
Santander Holdings USA Inc 7.66% 11/9/2031 (b)	60,000	66,874
Truist Financial Corp 1.2% 8/5/2025	200,000	197,100
Truist Financial Corp 1.267% 3/2/2027 (b)	103,000	99,667
Truist Financial Corp 3.875% 3/19/2029	110,000	106,296
Truist Financial Corp 4.873% 1/26/2029 (b)	35,000	35,179
Truist Financial Corp 5.711% 1/24/2035 (b)	60,000	61,708
Truist Financial Corp 5.867% 6/8/2034 (b)	100,000	103,850
Truist Financial Corp 6.123% 10/28/2033 (b)	50,000	53,010
US Bancorp 1.375% 7/22/2030	380,000	320,184
US Bancorp 2.491% 11/3/2036 (b)	50,000	41,525
US Bancorp 3.1% 4/27/2026	50,000	49,236
US Bancorp 3.9% 4/26/2028	94,000	92,332
US Bancorp 4.967% 7/22/2033 (b)	10,000	9,771
US Bancorp 5.046% 2/12/2031 (b)	40,000	40,294
US Bancorp 5.424% 2/12/2036 (b)	50,000	50,601
US Bancorp 5.836% 6/12/2034 (b)	100,000	103,894
US Bancorp 5.85% 10/21/2033 (b)	30,000	31,254
Wachovia Corp 5.5% 8/1/2035	60,000	61,253
Wells Fargo & Co 2.879% 10/30/2030 (b)	510,000	468,558
Wells Fargo & Co 4.54% 8/15/2026 (b)	1,000,000	999,233
Wells Fargo & Co 4.611% 4/25/2053 (b)	120,000	104,184
Wells Fargo & Co 4.897% 7/25/2033 (b)	425,000	419,159
Wells Fargo & Co 4.9% 11/17/2045	280,000	251,416
Wells Fargo & Co 5.211% 12/3/2035 (b)	310,000	309,177
Wells Fargo & Co 5.389% 4/24/2034 (b)	170,000	172,002
Wells Fargo & Co 5.557% 7/25/2034 (b)	50,000	51,011
Wells Fargo & Co 5.574% 7/25/2029 (b)	50,000	51,268
Wells Fargo & Co 5.606% 1/15/2044	100,000	98,678
Wells Fargo & Co 6.491% 10/23/2034 (b)	100,000	108,389
		17,145,055
Capital Markets - 1.7%
Ameriprise Financial Inc 3% 4/2/2025	50,000	49,922
Ameriprise Financial Inc 5.15% 5/15/2033	15,000	15,152
Ameriprise Financial Inc 5.7% 12/15/2028	40,000	41,539
Bank of New York Mellon Corp/The 1.8% 7/28/2031	47,000	39,895
Bank of New York Mellon Corp/The 3.85% 4/28/2028	170,000	168,047
Bank of New York Mellon Corp/The 4.414% 7/24/2026 (b)	200,000	199,808
Bank of New York Mellon Corp/The 4.942% 2/11/2031 (b)	50,000	50,537
Bank of New York Mellon Corp/The 4.967% 4/26/2034 (b)	30,000	29,965
Bank of New York Mellon Corp/The 4.975% 3/14/2030 (b)	90,000	91,378
Bank of New York Mellon Corp/The 5.225% 11/20/2035 (b)	70,000	71,293
Bank of New York Mellon Corp/The 5.834% 10/25/2033 (b)	100,000	105,760
BlackRock Funding Inc 4.6% 7/26/2027	60,000	60,429
BlackRock Funding Inc 5.35% 1/8/2055	85,000	84,374
Blackrock Inc 3.2% 3/15/2027	220,000	215,750
Blackrock Inc 4.75% 5/25/2033	10,000	10,005
Cboe Global Markets Inc 3.65% 1/12/2027	60,000	59,229
Charles Schwab Corp/The 1.65% 3/11/2031	50,000	41,936
Charles Schwab Corp/The 2% 3/20/2028	115,000	107,076
Charles Schwab Corp/The 2.9% 3/3/2032	55,000	48,452
Charles Schwab Corp/The 5.853% 5/19/2034 (b)	10,000	10,464
Charles Schwab Corp/The 5.875% 8/24/2026	200,000	203,745
Charles Schwab Corp/The 6.136% 8/24/2034 (b)	60,000	64,167
CME Group Inc 2.65% 3/15/2032	90,000	79,116
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (b)	100,000	97,284
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (b)	260,000	249,057
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (b)	100,000	85,771
Goldman Sachs Group Inc/The 2.615% 4/22/2032 (b)	65,000	56,771
Goldman Sachs Group Inc/The 2.65% 10/21/2032 (b)	165,000	142,698
Goldman Sachs Group Inc/The 3.436% 2/24/2043 (b)	135,000	104,455
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (b)	795,000	778,083
Goldman Sachs Group Inc/The 4.017% 10/31/2038 (b)	155,000	135,179
Goldman Sachs Group Inc/The 4.411% 4/23/2039 (b)	180,000	163,122
Goldman Sachs Group Inc/The 5.207% 1/28/2031 (b)	50,000	50,612
Goldman Sachs Group Inc/The 5.33% 7/23/2035 (b)	30,000	30,017
Goldman Sachs Group Inc/The 5.536% 1/28/2036 (b)	100,000	101,763
Goldman Sachs Group Inc/The 5.561% 11/19/2045 (b)	170,000	168,694
Goldman Sachs Group Inc/The 6.125% 2/15/2033	40,000	43,305
Goldman Sachs Group Inc/The 6.25% 2/1/2041	75,000	80,611
Goldman Sachs Group Inc/The 6.75% 10/1/2037	180,000	197,106
Intercontinental Exchange Inc 1.85% 9/15/2032	140,000	112,782
Intercontinental Exchange Inc 2.65% 9/15/2040	225,000	162,555
Intercontinental Exchange Inc 3.75% 9/21/2028	20,000	19,474
Intercontinental Exchange Inc 4.35% 6/15/2029	100,000	99,135
Intercontinental Exchange Inc 5.2% 6/15/2062	20,000	19,137
Jefferies Financial Group Inc 4.15% 1/23/2030	80,000	76,955
Jefferies Financial Group Inc 4.85% 1/15/2027	50,000	50,086
Jefferies Financial Group Inc 5.875% 7/21/2028	30,000	30,936
Legg Mason Inc 5.625% 1/15/2044	10,000	10,005
LPL Holdings Inc 5.65% 3/15/2035	20,000	20,085
LPL Holdings Inc 6.75% 11/17/2028	20,000	21,157
Moody's Corp 4.25% 2/1/2029	110,000	109,214
Moody's Corp 4.875% 12/17/2048	40,000	36,828
Moody's Corp 5% 8/5/2034	40,000	40,085
Morgan Stanley 1.512% 7/20/2027 (b)	70,000	67,105
Morgan Stanley 1.593% 5/4/2027 (b)	60,000	57,932
Morgan Stanley 1.794% 2/13/2032 (b)	195,000	163,348
Morgan Stanley 2.239% 7/21/2032 (b)	70,000	59,580
Morgan Stanley 2.484% 9/16/2036 (b)	55,000	45,746
Morgan Stanley 2.511% 10/20/2032 (b)	20,000	17,203
Morgan Stanley 2.699% 1/22/2031 (b)	360,000	325,859
Morgan Stanley 3.217% 4/22/2042 (b)	175,000	133,279
Morgan Stanley 3.625% 1/20/2027	268,000	264,518
Morgan Stanley 3.772% 1/24/2029 (b)	510,000	497,809
Morgan Stanley 3.95% 4/23/2027	50,000	49,389
Morgan Stanley 5.042% 7/19/2030 (b)	20,000	20,160
Morgan Stanley 5.123% 2/1/2029 (b)	100,000	101,290
Morgan Stanley 5.164% 4/20/2029 (b)	200,000	202,534
Morgan Stanley 5.25% 4/21/2034 (b)	50,000	50,304
Morgan Stanley 5.297% 4/20/2037 (b)	95,000	94,053
Morgan Stanley 5.32% 7/19/2035 (b)	20,000	20,077
Morgan Stanley 5.424% 7/21/2034 (b)	240,000	244,174
Morgan Stanley 5.587% 1/18/2036 (b)	100,000	102,491
Morgan Stanley 5.597% 3/24/2051 (b)	160,000	161,807
Morgan Stanley 5.831% 4/19/2035 (b)	80,000	83,370
Morgan Stanley 5.942% 2/7/2039 (b)	60,000	61,179
Morgan Stanley 6.627% 11/1/2034 (b)	20,000	21,933
Nasdaq Inc 1.65% 1/15/2031	85,000	71,749
Nasdaq Inc 2.5% 12/21/2040	70,000	48,284
Nasdaq Inc 3.95% 3/7/2052	10,000	7,876
Nasdaq Inc 5.35% 6/28/2028	30,000	30,733
Nasdaq Inc 5.95% 8/15/2053	8,000	8,325
Northern Trust Corp 1.95% 5/1/2030	50,000	44,063
Northern Trust Corp 3.375% 5/8/2032 (b)	30,000	29,001
Northern Trust Corp 6.125% 11/2/2032	15,000	16,160
S&P Global Inc 2.3% 8/15/2060	85,000	44,409
S&P Global Inc 3.25% 12/1/2049	50,000	35,690
S&P Global Inc 4.75% 8/1/2028	70,000	70,689
State Street Corp 1.684% 11/18/2027 (b)	250,000	238,724
State Street Corp 2.623% 2/7/2033 (b)	60,000	52,185
State Street Corp 4.729% 2/28/2030	30,000	30,119
State Street Corp 4.821% 1/26/2034 (b)	80,000	79,169
State Street Corp 5.146% 2/28/2036 (b)	20,000	20,076
State Street Corp 6.123% 11/21/2034 (b)	30,000	31,840
		8,845,233
Consumer Finance - 0.7%
Ally Financial Inc 5.8% 5/1/2025	50,000	50,032
Ally Financial Inc 6.184% 7/26/2035 (b)	50,000	50,559
Ally Financial Inc 6.848% 1/3/2030 (b)	40,000	42,041
Ally Financial Inc 8% 11/1/2031	65,000	73,494
American Express Co 3.95% 8/1/2025	120,000	119,686
American Express Co 4.05% 12/3/2042	70,000	60,085
American Express Co 4.99% 5/1/2026 (b)	130,000	130,049
American Express Co 5.043% 5/1/2034 (b)	60,000	60,364
American Express Co 5.282% 7/27/2029 (b)	60,000	61,347
American Express Co 5.284% 7/26/2035 (b)	100,000	100,787
American Express Co 5.442% 1/30/2036 (b)	50,000	50,922
Capital One Financial Corp 2.359% 7/29/2032 (b)	10,000	8,310
Capital One Financial Corp 2.636% 3/3/2026 (b)(f)	80,000	80,000
Capital One Financial Corp 3.273% 3/1/2030 (b)	80,000	75,119
Capital One Financial Corp 3.75% 7/28/2026	115,000	113,573
Capital One Financial Corp 3.8% 1/31/2028	210,000	205,341
Capital One Financial Corp 5.468% 2/1/2029 (b)	45,000	45,864
Capital One Financial Corp 5.7% 2/1/2030 (b)	60,000	61,595
Capital One Financial Corp 6.183% 1/30/2036 (b)	50,000	50,948
Capital One Financial Corp 6.377% 6/8/2034 (b)	170,000	180,415
Discover Financial Services 4.1% 2/9/2027	50,000	49,405
Discover Financial Services 4.5% 1/30/2026	102,000	101,872
Discover Financial Services 7.964% 11/2/2034 (b)	40,000	46,301
Ford Motor Credit Co LLC 5.85% 5/17/2027	200,000	201,572
Ford Motor Credit Co LLC 6.798% 11/7/2028	200,000	207,634
Ford Motor Credit Co LLC 6.8% 5/12/2028	145,000	149,752
John Deere Capital Corp 1.7% 1/11/2027	270,000	257,818
John Deere Capital Corp 3.45% 3/7/2029	60,000	57,921
John Deere Capital Corp 4.9% 3/3/2028	60,000	61,059
John Deere Capital Corp 5.05% 6/12/2034	30,000	30,455
John Deere Capital Corp 5.15% 9/8/2033	60,000	61,412
Synchrony Financial 2.875% 10/28/2031	30,000	25,605
Synchrony Financial 3.7% 8/4/2026	30,000	29,517
Synchrony Financial 4.5% 7/23/2025	68,000	67,891
Toyota Motor Credit Corp 2.15% 2/13/2030	110,000	98,302
Toyota Motor Credit Corp 2.4% 1/13/2032	70,000	60,380
Toyota Motor Credit Corp 3% 4/1/2025	330,000	329,561
Toyota Motor Credit Corp 3.65% 1/8/2029	60,000	58,295
Toyota Motor Credit Corp 4.55% 8/9/2029	10,000	10,007
Toyota Motor Credit Corp 4.6% 10/10/2031	30,000	29,728
Toyota Motor Credit Corp 4.625% 1/12/2028	145,000	146,204
Toyota Motor Credit Corp 4.65% 1/5/2029	160,000	161,340
		3,862,562
Financial Services - 0.5%
Aon Corp / Aon Global Holdings PLC 2.85% 5/28/2027	50,000	48,262
Aon Corp / Aon Global Holdings PLC 2.9% 8/23/2051	50,000	31,503
CNH Industrial Capital LLC 5.5% 1/12/2029	60,000	61,698
Corebridge Financial Inc 3.9% 4/5/2032	125,000	116,169
CRH SMW Finance DAC 5.125% 1/9/2030	300,000	304,386
DH Europe Finance II Sarl 2.6% 11/15/2029	20,000	18,365
DH Europe Finance II Sarl 3.4% 11/15/2049	20,000	14,623
Equitable Holdings Inc 4.35% 4/20/2028	100,000	98,930
Equitable Holdings Inc 5% 4/20/2048	16,000	14,761
Fidelity National Information Services Inc 1.15% 3/1/2026	68,000	65,721
Fidelity National Information Services Inc 2.25% 3/1/2031	50,000	43,286
Fidelity National Information Services Inc 5.1% 7/15/2032	60,000	60,426
Fiserv Inc 2.65% 6/1/2030	130,000	116,935
Fiserv Inc 3.5% 7/1/2029	40,000	37,977
Fiserv Inc 4.4% 7/1/2049	120,000	100,794
Global Payments Inc 1.2% 3/1/2026	122,000	117,776
Global Payments Inc 4.15% 8/15/2049	50,000	38,526
Global Payments Inc 5.4% 8/15/2032	20,000	20,355
Global Payments Inc 5.95% 8/15/2052	10,000	9,987
Jackson Financial Inc 5.17% 6/8/2027	50,000	50,512
Jackson Financial Inc 5.67% 6/8/2032	20,000	20,422
Mastercard Inc 2.95% 11/21/2026	185,000	181,272
Mastercard Inc 2.95% 3/15/2051	50,000	33,649
Mastercard Inc 3.3% 3/26/2027	13,000	12,761
Mastercard Inc 3.35% 3/26/2030	18,000	17,059
Mastercard Inc 3.65% 6/1/2049	20,000	15,557
Mastercard Inc 3.85% 3/26/2050	65,000	52,293
Mastercard Inc 4.875% 5/9/2034	70,000	70,336
National Rural Utilities Cooperative Finance Corp 4.15% 12/15/2032	100,000	95,364
National Rural Utilities Cooperative Finance Corp 5.45% 10/30/2025	220,000	221,183
National Rural Utilities Cooperative Finance Corp 5.8% 1/15/2033	30,000	31,535
PayPal Holdings Inc 1.65% 6/1/2025	20,000	19,856
PayPal Holdings Inc 2.3% 6/1/2030	50,000	44,602
PayPal Holdings Inc 5.25% 6/1/2062	55,000	51,298
PayPal Holdings Inc 5.5% 6/1/2054	10,000	9,981
Rexford Industrial Realty LP 2.125% 12/1/2030	20,000	17,110
Visa Inc 1.9% 4/15/2027	43,000	41,034
Visa Inc 2% 8/15/2050	50,000	27,873
Visa Inc 2.05% 4/15/2030	70,000	62,427
Visa Inc 2.7% 4/15/2040	60,000	45,252
Visa Inc 2.75% 9/15/2027	205,000	197,609
Visa Inc 4.3% 12/14/2045	65,000	57,416
Voya Financial Inc 3.65% 6/15/2026	60,000	59,288
Western Union Co/The 6.2% 11/17/2036	15,000	15,409
		2,771,578
Insurance - 0.9%
Allstate Corp/The 1.45% 12/15/2030	280,000	233,023
American International Group Inc 4.375% 6/30/2050	50,000	42,631
American International Group Inc 4.5% 7/16/2044	127,000	112,324
Aon Corp 4.5% 12/15/2028	50,000	49,880
Aon Global Ltd 4.75% 5/15/2045	68,000	60,799
Aon North America Inc 5.45% 3/1/2034	185,000	189,243
Arch Capital Finance LLC 4.011% 12/15/2026	170,000	168,756
Arch Capital Finance LLC 5.031% 12/15/2046	10,000	9,204
Arch Capital Group US Inc 5.144% 11/1/2043	50,000	47,178
Arthur J Gallagher & Co 4.85% 12/15/2029	30,000	30,121
Arthur J Gallagher & Co 5.15% 2/15/2035	100,000	99,532
Arthur J Gallagher & Co 5.45% 7/15/2034	20,000	20,335
Arthur J Gallagher & Co 5.55% 2/15/2055	22,000	21,617
Arthur J Gallagher & Co 5.75% 3/2/2053	35,000	35,348
Arthur J Gallagher & Co 6.75% 2/15/2054	30,000	34,153
Assurant Inc 4.9% 3/27/2028	30,000	30,178
Assured Guaranty US Holdings Inc 3.15% 6/15/2031	40,000	36,091
Athene Holding Ltd 5.875% 1/15/2034	51,000	52,457
Athene Holding Ltd 6.15% 4/3/2030	65,000	68,499
Athene Holding Ltd 6.625% 10/15/2054 (b)	20,000	20,033
Athene Holding Ltd 6.65% 2/1/2033	40,000	42,945
Brighthouse Financial Inc 3.85% 12/22/2051	50,000	33,685
Brown & Brown Inc 2.375% 3/15/2031	50,000	43,026
Brown & Brown Inc 4.5% 3/15/2029	65,000	64,333
Chubb Corp/The 6.5% 5/15/2038	40,000	45,113
Chubb INA Holdings LLC 1.375% 9/15/2030	50,000	42,422
Chubb INA Holdings LLC 2.85% 12/15/2051	15,000	9,819
Chubb INA Holdings LLC 3.05% 12/15/2061	70,000	43,924
Chubb INA Holdings LLC 3.35% 5/3/2026	144,000	142,298
First American Financial Corp 2.4% 8/15/2031	40,000	33,662
Globe Life Inc 2.15% 8/15/2030	60,000	51,725
Hartford Insurance Group Inc/The 2.8% 8/19/2029	135,000	125,300
Hartford Insurance Group Inc/The 3.6% 8/19/2049	20,000	15,121
Lincoln National Corp 3.8% 3/1/2028	76,000	74,195
Lincoln National Corp 4.375% 6/15/2050	80,000	65,179
Markel Group Inc 5% 5/20/2049	70,000	63,230
Marsh & McLennan Cos Inc 2.9% 12/15/2051	50,000	32,218
Marsh & McLennan Cos Inc 3.75% 3/14/2026	220,000	218,468
Marsh & McLennan Cos Inc 4.35% 1/30/2047	30,000	25,936
Marsh & McLennan Cos Inc 4.65% 3/15/2030	100,000	99,818
Marsh & McLennan Cos Inc 4.75% 3/15/2039	95,000	91,065
Marsh & McLennan Cos Inc 4.85% 11/15/2031	100,000	100,310
Marsh & McLennan Cos Inc 4.9% 3/15/2049	33,000	30,462
Marsh & McLennan Cos Inc 5% 3/15/2035	30,000	29,860
Marsh & McLennan Cos Inc 5.4% 3/15/2055	30,000	29,570
MetLife Inc 4.125% 8/13/2042	100,000	86,067
MetLife Inc 4.55% 3/23/2030	200,000	199,848
MetLife Inc 5% 7/15/2052	50,000	46,521
MetLife Inc 5.375% 7/15/2033	75,000	77,352
MetLife Inc 5.7% 6/15/2035	60,000	63,160
MetLife Inc 6.4% 12/15/2066 (b)	40,000	41,455
Principal Financial Group Inc 3.1% 11/15/2026	70,000	68,275
Principal Financial Group Inc 6.05% 10/15/2036	50,000	53,536
Progressive Corp/The 3% 3/15/2032	65,000	58,144
Progressive Corp/The 3.2% 3/26/2030	100,000	93,968
Progressive Corp/The 4.125% 4/15/2047	50,000	41,776
Progressive Corp/The 4.2% 3/15/2048	10,000	8,437
Prudential Financial Inc 3.7% 10/1/2050 (b)	75,000	67,346
Prudential Financial Inc 3.935% 12/7/2049	20,000	15,767
Prudential Financial Inc 4.35% 2/25/2050	140,000	118,914
Prudential Financial Inc 5.7% 9/15/2048 (b)	50,000	49,868
Prudential Financial Inc 6.5% 3/15/2054 (b)	10,000	10,245
Reinsurance Group of America Inc 6% 9/15/2033	20,000	20,857
Selective Insurance Group Inc 5.9% 4/15/2035	20,000	20,428
The Travelers Companies, Inc. 5.35% 11/1/2040	125,000	125,754
The Travelers Companies, Inc. 6.25% 6/15/2037	40,000	44,002
Unum Group 4% 6/15/2029	30,000	29,096
Unum Group 6% 6/15/2054	30,000	30,826
Willis North America Inc 2.95% 9/15/2029	93,000	86,033
Willis North America Inc 4.5% 9/15/2028	30,000	29,798
Willis North America Inc 5.9% 3/5/2054	40,000	40,387
		4,442,946
TOTAL FINANCIALS		37,067,374

Health Care - 3.1%
Biotechnology - 0.7%
AbbVie Inc 2.95% 11/21/2026	205,000	200,283
AbbVie Inc 3.2% 11/21/2029	20,000	18,837
AbbVie Inc 3.6% 5/14/2025	180,000	179,564
AbbVie Inc 4.05% 11/21/2039	10,000	8,855
AbbVie Inc 4.25% 11/21/2049	400,000	339,998
AbbVie Inc 4.5% 5/14/2035	160,000	154,223
AbbVie Inc 4.7% 5/14/2045	50,000	45,974
AbbVie Inc 4.8% 3/15/2029	100,000	101,064
AbbVie Inc 4.875% 11/14/2048	120,000	112,320
AbbVie Inc 5.05% 3/15/2034	100,000	101,065
AbbVie Inc 5.4% 3/15/2054	80,000	80,525
Amgen Inc 2.8% 8/15/2041	200,000	145,012
Amgen Inc 3.15% 2/21/2040	105,000	81,343
Amgen Inc 3.375% 2/21/2050	30,000	21,636
Amgen Inc 4.2% 3/1/2033	100,000	94,801
Amgen Inc 4.4% 5/1/2045	178,000	153,133
Amgen Inc 4.875% 3/1/2053	40,000	35,811
Amgen Inc 5.15% 3/2/2028	270,000	274,476
Amgen Inc 5.25% 3/2/2030	220,000	224,986
Amgen Inc 5.25% 3/2/2033	60,000	60,927
Amgen Inc 5.6% 3/2/2043	80,000	80,587
Amgen Inc 5.65% 3/2/2053	50,000	50,134
Amgen Inc 5.75% 3/2/2063	120,000	120,173
Baxalta Inc 5.25% 6/23/2045	135,000	129,536
Biogen Inc 3.15% 5/1/2050	20,000	13,022
Biogen Inc 3.25% 2/15/2051	67,000	44,189
Biogen Inc 5.2% 9/15/2045	10,000	9,252
Gilead Sciences Inc 2.6% 10/1/2040	150,000	108,535
Gilead Sciences Inc 2.8% 10/1/2050	110,000	70,752
Gilead Sciences Inc 3.65% 3/1/2026	175,000	173,628
Gilead Sciences Inc 4.8% 11/15/2029	50,000	50,478
Gilead Sciences Inc 4.8% 4/1/2044	52,000	48,150
Gilead Sciences Inc 5.5% 11/15/2054	100,000	101,397
Gilead Sciences Inc 5.55% 10/15/2053	20,000	20,372
		3,455,038
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories 4.75% 11/30/2036	45,000	44,679
Abbott Laboratories 5.3% 5/27/2040	140,000	145,114
Baxter International Inc 1.915% 2/1/2027	60,000	57,140
Baxter International Inc 2.539% 2/1/2032	100,000	85,871
Baxter International Inc 3.132% 12/1/2051	10,000	6,561
Becton Dickinson & Co 2.823% 5/20/2030	140,000	127,562
Becton Dickinson & Co 4.685% 12/15/2044	10,000	8,914
Becton Dickinson & Co 5.081% 6/7/2029	200,000	203,380
Boston Scientific Corp 2.65% 6/1/2030	161,000	146,639
GE HealthCare Technologies Inc 5.905% 11/22/2032	100,000	106,005
Medtronic Inc 4.375% 3/15/2035	157,000	151,833
Solventum Corp 6% 5/15/2064	50,000	50,729
Stryker Corp 2.9% 6/15/2050	80,000	53,712
Stryker Corp 4.625% 9/11/2034	50,000	48,887
Zimmer Biomet Holdings Inc 2.6% 11/24/2031	60,000	52,320
Zimmer Biomet Holdings Inc 5.05% 2/19/2030	80,000	80,857
		1,370,203
Health Care Providers & Services - 1.3%
Aetna Inc 4.75% 3/15/2044	40,000	34,547
Cardinal Health Inc 3.41% 6/15/2027	70,000	68,261
Cardinal Health Inc 4.9% 9/15/2045	30,000	27,206
Cardinal Health Inc 5.75% 11/15/2054	50,000	50,160
Cencora Inc 4.85% 12/15/2029	10,000	10,043
Cencora Inc 5.125% 2/15/2034	70,000	70,052
Cencora Inc 5.15% 2/15/2035	10,000	9,992
Centene Corp 2.5% 3/1/2031	20,000	16,891
Centene Corp 2.625% 8/1/2031	70,000	58,979
Centene Corp 3.375% 2/15/2030	140,000	126,686
Centene Corp 4.25% 12/15/2027	90,000	87,575
Cigna Group/The 1.25% 3/15/2026	85,000	82,176
Cigna Group/The 2.375% 3/15/2031	100,000	87,071
Cigna Group/The 2.4% 3/15/2030	210,000	187,956
Cigna Group/The 3.4% 3/15/2051	20,000	13,644
Cigna Group/The 4.125% 11/15/2025	12,000	11,959
Cigna Group/The 4.375% 10/15/2028	100,000	99,223
Cigna Group/The 4.8% 7/15/2046	170,000	149,821
Cigna Group/The 4.8% 8/15/2038	69,000	64,847
Cigna Group/The 4.9% 12/15/2048	19,000	16,785
Cigna Group/The 5.4% 3/15/2033	30,000	30,644
CVS Health Corp 2.875% 6/1/2026	170,000	166,298
CVS Health Corp 3.625% 4/1/2027	330,000	323,229
CVS Health Corp 4.3% 3/25/2028	250,000	246,195
CVS Health Corp 4.78% 3/25/2038	42,000	38,105
CVS Health Corp 4.875% 7/20/2035	160,000	151,247
CVS Health Corp 5.05% 3/25/2048	60,000	52,031
CVS Health Corp 5.125% 7/20/2045	320,000	282,916
CVS Health Corp 5.625% 2/21/2053	60,000	55,958
CVS Health Corp 5.875% 6/1/2053	20,000	19,269
CVS Health Corp 6% 6/1/2063	100,000	96,141
Elevance Health Inc 3.125% 5/15/2050	130,000	85,952
Elevance Health Inc 3.65% 12/1/2027	240,000	234,905
Elevance Health Inc 3.7% 9/15/2049	10,000	7,362
Elevance Health Inc 4.101% 3/1/2028	100,000	98,735
Elevance Health Inc 4.625% 5/15/2042	30,000	26,647
Elevance Health Inc 4.65% 1/15/2043	65,000	57,932
Elevance Health Inc 5.2% 2/15/2035	70,000	70,054
Elevance Health Inc 5.65% 6/15/2054	90,000	88,598
Elevance Health Inc 5.85% 11/1/2064	60,000	59,847
HCA Inc 3.625% 3/15/2032	100,000	90,512
HCA Inc 4.125% 6/15/2029	289,000	280,426
HCA Inc 4.375% 3/15/2042	50,000	41,987
HCA Inc 5.125% 6/15/2039	50,000	47,078
HCA Inc 5.5% 6/15/2047	50,000	46,824
HCA Inc 5.75% 3/1/2035	130,000	132,343
HCA Inc 6% 4/1/2054	100,000	98,980
HCA Inc 6.1% 4/1/2064	60,000	59,204
Humana Inc 1.35% 2/3/2027	50,000	46,930
Humana Inc 3.125% 8/15/2029	50,000	46,588
Humana Inc 4.875% 4/1/2030	114,000	113,542
Humana Inc 5.375% 4/15/2031	110,000	110,943
Humana Inc 5.5% 3/15/2053	30,000	27,598
Laboratory Corp of America Holdings 2.95% 12/1/2029	180,000	165,985
McKesson Corp 3.95% 2/16/2028	70,000	69,209
Quest Diagnostics Inc 2.8% 6/30/2031	85,000	75,659
Sabra Health Care LP 5.125% 8/15/2026	30,000	30,120
UnitedHealth Group Inc 1.25% 1/15/2026	25,000	24,336
UnitedHealth Group Inc 2% 5/15/2030	80,000	70,224
UnitedHealth Group Inc 2.3% 5/15/2031	286,000	248,673
UnitedHealth Group Inc 2.9% 5/15/2050	381,000	243,874
UnitedHealth Group Inc 2.95% 10/15/2027	130,000	125,397
UnitedHealth Group Inc 3.05% 5/15/2041	115,000	85,409
UnitedHealth Group Inc 3.7% 8/15/2049	20,000	15,027
UnitedHealth Group Inc 4.25% 1/15/2029	30,000	29,681
UnitedHealth Group Inc 4.375% 3/15/2042	55,000	48,367
UnitedHealth Group Inc 4.75% 7/15/2045	70,000	63,459
UnitedHealth Group Inc 5.05% 4/15/2053	110,000	101,152
UnitedHealth Group Inc 5.2% 4/15/2063	40,000	36,696
UnitedHealth Group Inc 5.5% 4/15/2064	60,000	57,743
UnitedHealth Group Inc 5.625% 7/15/2054	70,000	69,865
UnitedHealth Group Inc 5.8% 3/15/2036	50,000	52,886
UnitedHealth Group Inc 6.05% 2/15/2063	50,000	52,315
UnitedHealth Group Inc 6.625% 11/15/2037	50,000	56,342
UnitedHealth Group Inc 6.875% 2/15/2038	185,000	213,769
		6,545,082
Life Sciences Tools & Services - 0.0%
Agilent Technologies Inc 4.2% 9/9/2027	30,000	29,830
Agilent Technologies Inc 4.75% 9/9/2034	30,000	29,222
Danaher Corp 2.6% 10/1/2050	80,000	49,710
Revvity Inc 2.25% 9/15/2031	60,000	50,614
Thermo Fisher Scientific Inc 2.6% 10/1/2029	320,000	295,269
Thermo Fisher Scientific Inc 5.086% 8/10/2033	40,000	40,634
		495,279
Pharmaceuticals - 0.8%
Bristol-Myers Squibb Co 2.35% 11/13/2040	160,000	110,885
Bristol-Myers Squibb Co 3.4% 7/26/2029	16,000	15,308
Bristol-Myers Squibb Co 3.55% 3/15/2042	50,000	39,913
Bristol-Myers Squibb Co 3.9% 3/15/2062	50,000	37,066
Bristol-Myers Squibb Co 4.125% 6/15/2039	210,000	187,318
Bristol-Myers Squibb Co 4.55% 2/20/2048	55,000	48,276
Bristol-Myers Squibb Co 4.9% 2/22/2027	305,000	308,457
Bristol-Myers Squibb Co 4.9% 2/22/2029	60,000	60,920
Bristol-Myers Squibb Co 5.2% 2/22/2034	150,000	152,891
Bristol-Myers Squibb Co 6.4% 11/15/2063	70,000	77,658
Eli Lilly & Co 2.25% 5/15/2050	70,000	41,101
Eli Lilly & Co 3.7% 3/1/2045	110,000	89,732
Eli Lilly & Co 4.2% 8/14/2029	100,000	99,290
Eli Lilly & Co 4.75% 2/12/2030	50,000	50,653
Eli Lilly & Co 4.875% 2/27/2053	50,000	46,917
Eli Lilly & Co 5.05% 8/14/2054	100,000	96,192
Eli Lilly & Co 5.5% 2/12/2055	50,000	51,604
Eli Lilly & Co 5.55% 3/15/2037	100,000	106,071
Haleon US Capital LLC 3.375% 3/24/2027	250,000	244,533
Johnson & Johnson 0.55% 9/1/2025	60,000	58,878
Johnson & Johnson 2.1% 9/1/2040	60,000	41,577
Johnson & Johnson 2.45% 9/1/2060	60,000	33,844
Johnson & Johnson 3.5% 1/15/2048	145,000	113,330
Johnson & Johnson 3.625% 3/3/2037	115,000	102,647
Johnson & Johnson 4.9% 6/1/2031	50,000	51,190
Merck & Co Inc 2.45% 6/24/2050	180,000	108,964
Merck & Co Inc 2.9% 12/10/2061	100,000	59,997
Merck & Co Inc 4.5% 5/17/2033	125,000	122,951
Merck & Co Inc 4.9% 5/17/2044	50,000	47,663
Mylan Inc 5.2% 4/15/2048	83,000	69,212
Mylan Inc 5.4% 11/29/2043	30,000	26,518
Novartis Capital Corp 2% 2/14/2027	175,000	167,998
Novartis Capital Corp 2.75% 8/14/2050	50,000	33,082
Novartis Capital Corp 3.7% 9/21/2042	110,000	91,883
Pfizer Inc 2.55% 5/28/2040	345,000	248,179
Pfizer Inc 3.9% 3/15/2039	50,000	43,691
Pfizer Investment Enterprises Pte Ltd 4.45% 5/19/2028	150,000	150,197
Pfizer Investment Enterprises Pte Ltd 4.65% 5/19/2030	64,000	64,261
Pfizer Investment Enterprises Pte Ltd 4.75% 5/19/2033	100,000	99,052
Pfizer Investment Enterprises Pte Ltd 5.11% 5/19/2043	60,000	57,962
Pfizer Investment Enterprises Pte Ltd 5.3% 5/19/2053	77,000	74,452
Pfizer Investment Enterprises Pte Ltd 5.34% 5/19/2063	115,000	109,730
Royalty Pharma PLC 2.15% 9/2/2031	100,000	84,138
Royalty Pharma PLC 2.2% 9/2/2030	20,000	17,341
Royalty Pharma PLC 3.3% 9/2/2040	70,000	52,934
Viatris Inc 2.3% 6/22/2027	105,000	99,013
Viatris Inc 4% 6/22/2050	20,000	13,765
Wyeth LLC 6% 2/15/2036	100,000	108,064
Wyeth LLC 6.5% 2/1/2034	100,000	111,167
Zoetis Inc 3% 5/15/2050	70,000	47,076
		4,375,541
TOTAL HEALTH CARE		16,241,143

Industrials - 1.1%
Aerospace & Defense - 0.0%
GE Aerospace 5.875% 1/14/2038	75,000	80,170
GE Aerospace 6.75% 3/15/2032	40,000	44,673
Howmet Aerospace Inc 5.95% 2/1/2037	20,000	21,136
		145,979
Air Freight & Logistics - 0.1%
FedEx Corp 4.4% 1/15/2047	80,000	65,371
FedEx Corp 4.55% 4/1/2046	90,000	76,258
FedEx Corp 4.95% 10/17/2048	78,000	69,051
United Parcel Service Inc 2.5% 9/1/2029	90,000	82,860
United Parcel Service Inc 3.05% 11/15/2027	140,000	135,700
United Parcel Service Inc 3.75% 11/15/2047	58,000	45,416
United Parcel Service Inc 5.5% 5/22/2054	140,000	140,554
		615,210
Building Products - 0.1%
Carrier Global Corp 3.377% 4/5/2040	80,000	63,799
Carrier Global Corp 5.9% 3/15/2034	54,000	57,077
Carrier Global Corp 6.2% 3/15/2054	30,000	32,639
Johnson Controls International plc / Tyco Fire & Security Finance SCA 1.75% 9/15/2030	30,000	25,751
Johnson Controls International plc / Tyco Fire & Security Finance SCA 4.9% 12/1/2032	50,000	49,867
Johnson Controls International plc / Tyco Fire & Security Finance SCA 5.5% 4/19/2029	150,000	154,137
Johnson Controls International plc 5.125% 9/14/2045	14,000	13,220
Masco Corp 2% 2/15/2031	29,000	24,814
Masco Corp 3.125% 2/15/2051	14,000	9,222
Owens Corning 3.95% 8/15/2029	90,000	87,207
Owens Corning 5.95% 6/15/2054	35,000	36,102
		553,835
Commercial Services & Supplies - 0.1%
Republic Services Inc 1.75% 2/15/2032	200,000	165,055
Republic Services Inc 5.2% 11/15/2034	30,000	30,462
Veralto Corp 5.35% 9/18/2028	30,000	30,735
Veralto Corp 5.5% 9/18/2026	40,000	40,535
Waste Connections Inc 2.2% 1/15/2032	150,000	126,680
Waste Management Inc 2% 6/1/2029	55,000	49,794
Waste Management Inc 2.5% 11/15/2050	135,000	82,074
Waste Management Inc 4.65% 3/15/2030	20,000	20,072
Waste Management Inc 4.875% 2/15/2029	70,000	71,239
Waste Management Inc 4.95% 3/15/2035	20,000	20,017
Waste Management Inc 4.95% 7/3/2027	20,000	20,286
Waste Management Inc 4.95% 7/3/2031	20,000	20,333
Waste Management Inc 5.35% 10/15/2054	20,000	19,829
		697,111
Electrical Equipment - 0.0%
Emerson Electric Co 2.8% 12/21/2051	70,000	45,126
Hubbell Inc 3.35% 3/1/2026	60,000	59,195
Regal Rexnord Corp 6.4% 4/15/2033	70,000	72,792
		177,113
Ground Transportation - 0.4%
Burlington Northern Santa Fe LLC 3.9% 8/1/2046	310,000	251,988
Burlington Northern Santa Fe LLC 4.95% 9/15/2041	50,000	48,005
Burlington Northern Santa Fe LLC 5.5% 3/15/2055	20,000	20,343
Burlington Northern Santa Fe LLC 6.15% 5/1/2037	50,000	54,986
CSX Corp 2.5% 5/15/2051	115,000	69,023
CSX Corp 3.35% 9/15/2049	70,000	50,376
CSX Corp 4.5% 3/15/2049	90,000	79,217
CSX Corp 5.2% 11/15/2033	50,000	51,217
Norfolk Southern Corp 2.9% 6/15/2026	100,000	98,191
Norfolk Southern Corp 3.05% 5/15/2050	50,000	33,520
Norfolk Southern Corp 3.155% 5/15/2055	195,000	127,666
Norfolk Southern Corp 4.1% 5/15/2121	30,000	21,607
Uber Technologies Inc 4.3% 1/15/2030	20,000	19,653
Uber Technologies Inc 4.8% 9/15/2034	20,000	19,498
Uber Technologies Inc 5.35% 9/15/2054	20,000	19,035
Union Pacific Corp 2.891% 4/6/2036	70,000	57,883
Union Pacific Corp 3.2% 5/20/2041	45,000	34,707
Union Pacific Corp 3.5% 2/14/2053	10,000	7,322
Union Pacific Corp 3.6% 9/15/2037	145,000	125,271
Union Pacific Corp 3.839% 3/20/2060	132,000	98,624
Union Pacific Corp 3.875% 2/1/2055	20,000	15,481
Union Pacific Corp 4.95% 5/15/2053	70,000	65,754
Union Pacific Corp 5.1% 2/20/2035	30,000	30,382
Union Pacific Corp 5.15% 1/20/2063	10,000	9,443
Union Pacific Corp 5.6% 12/1/2054	30,000	30,643
		1,439,835
Industrial Conglomerates - 0.0%
3M Co 2.375% 8/26/2029	86,000	78,491
3M Co 2.65% 4/15/2025	8,000	7,979
3M Co 3.05% 4/15/2030	7,000	6,537
3M Co 3.125% 9/19/2046	50,000	35,463
3M Co 3.7% 4/15/2050	8,000	6,101
3M Co 4% 9/14/2048	50,000	40,504
		175,075
Machinery - 0.3%
Caterpillar Financial Services Corp 1.1% 9/14/2027	40,000	37,063
Caterpillar Financial Services Corp 2.4% 8/9/2026	140,000	136,310
Caterpillar Inc 3.25% 4/9/2050	15,000	10,752
Caterpillar Inc 3.25% 9/19/2049	50,000	35,855
Caterpillar Inc 5.2% 5/27/2041	105,000	105,944
Cummins Inc 2.6% 9/1/2050	50,000	30,820
Cummins Inc 5.15% 2/20/2034	15,000	15,309
Cummins Inc 5.45% 2/20/2054	20,000	20,143
Deere & Co 2.875% 9/7/2049	130,000	88,253
Deere & Co 3.9% 6/9/2042	10,000	8,578
Eaton Corp 4% 11/2/2032	50,000	47,498
Eaton Corp 4.15% 3/15/2033	70,000	67,012
Eaton Corp 4.7% 8/23/2052	10,000	9,106
Illinois Tool Works Inc 2.65% 11/15/2026	50,000	48,832
Illinois Tool Works Inc 3.9% 9/1/2042	30,000	25,396
Illinois Tool Works Inc 4.875% 9/15/2041	10,000	9,633
Ingersoll Rand Inc 5.7% 6/15/2054	30,000	30,347
Ingersoll Rand Inc 5.7% 8/14/2033	30,000	31,170
Otis Worldwide Corp 2.056% 4/5/2025	90,000	89,763
Otis Worldwide Corp 3.112% 2/15/2040	50,000	38,623
Parker-Hannifin Corp 4% 6/14/2049	10,000	8,120
Parker-Hannifin Corp 4.2% 11/21/2034	75,000	71,188
Parker-Hannifin Corp 4.25% 9/15/2027	30,000	29,875
Parker-Hannifin Corp 6.25% 5/15/2038	20,000	21,981
Stanley Black & Decker Inc 2.75% 11/15/2050	60,000	35,468
Stanley Black & Decker Inc 3% 5/15/2032	50,000	43,918
Westinghouse Air Brake Technologies Corp 3.45% 11/15/2026	30,000	29,454
Westinghouse Air Brake Technologies Corp 4.7% 9/15/2028 (e)	60,000	59,800
		1,186,211
Passenger Airlines - 0.0%
Southwest Airlines Co 2.625% 2/10/2030	60,000	53,806
Trading Companies & Distributors - 0.1%
Air Lease Corp 1.875% 8/15/2026	60,000	57,725
Air Lease Corp 2.875% 1/15/2026	50,000	49,219
Air Lease Corp 3% 2/1/2030	55,000	50,439
Air Lease Corp 3.125% 12/1/2030	20,000	18,130
Air Lease Corp 4.625% 10/1/2028	52,000	51,825
Air Lease Corp 5.2% 7/15/2031	30,000	30,190
GATX Corp 4.55% 11/7/2028	50,000	49,851
GATX Corp 4.9% 3/15/2033	65,000	64,337
GATX Corp 6.05% 3/15/2034	50,000	52,992
GATX Corp 6.9% 5/1/2034	60,000	67,080
WW Grainger Inc 4.45% 9/15/2034	60,000	57,886
		549,674
TOTAL INDUSTRIALS		5,593,849

Information Technology - 2.4%
Communications Equipment - 0.1%
Cisco Systems Inc 4.75% 2/24/2030	50,000	50,528
Cisco Systems Inc 5.05% 2/26/2034	70,000	71,030
Cisco Systems Inc 5.1% 2/24/2035	50,000	50,834
Cisco Systems Inc 5.3% 2/26/2054	10,000	9,981
Cisco Systems Inc 5.5% 1/15/2040	135,000	139,681
Cisco Systems Inc 5.9% 2/15/2039	90,000	97,333
		419,387
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp 4.35% 6/1/2029	50,000	49,592
Amphenol Corp 5.25% 4/5/2034	80,000	81,492
Amphenol Corp 5.375% 11/15/2054	18,000	17,953
Corning Inc 5.35% 11/15/2048	20,000	19,317
Dell International LLC / EMC Corp 4.9% 10/1/2026	30,000	30,134
Dell International LLC / EMC Corp 5.3% 10/1/2029	80,000	81,531
Dell International LLC / EMC Corp 8.1% 7/15/2036	40,000	48,220
Dell International LLC / EMC Corp 8.35% 7/15/2046	134,000	173,788
Vontier Corp 1.8% 4/1/2026	50,000	48,287
		550,314
IT Services - 0.2%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	130,000	125,223
CDW LLC / CDW Finance Corp 3.569% 12/1/2031	30,000	27,113
CDW LLC / CDW Finance Corp 5.55% 8/22/2034	20,000	19,907
IBM Corporation 2.85% 5/15/2040	135,000	99,924
IBM Corporation 2.95% 5/15/2050	100,000	65,334
IBM Corporation 3.45% 2/19/2026	166,000	164,364
IBM Corporation 3.5% 5/15/2029	240,000	229,832
IBM Corporation 4.15% 5/15/2039	100,000	88,139
IBM Corporation 4.5% 2/6/2026	210,000	210,135
IBM Corporation 5.2% 2/10/2035	100,000	100,508
IBM Corporation 5.6% 11/30/2039	110,000	112,764
		1,243,243
Semiconductors & Semiconductor Equipment - 0.7%
Advanced Micro Devices Inc 4.393% 6/1/2052	20,000	17,274
Analog Devices Inc 2.8% 10/1/2041	50,000	36,761
Analog Devices Inc 2.95% 10/1/2051	50,000	33,133
Applied Materials Inc 4.35% 4/1/2047	76,000	66,433
Broadcom Inc 3.419% 4/15/2033 (c)	185,000	165,128
Broadcom Inc 3.469% 4/15/2034 (c)	400,000	353,528
Broadcom Inc 3.75% 2/15/2051 (c)	80,000	61,067
Broadcom Inc 4.11% 9/15/2028	170,000	167,602
Broadcom Inc 4.15% 4/15/2032 (c)	70,000	66,676
Broadcom Inc 4.3% 11/15/2032	150,000	143,567
Broadcom Inc 4.55% 2/15/2032	70,000	68,521
Broadcom Inc 4.8% 10/15/2034	70,000	68,534
Broadcom Inc 5.05% 7/12/2029	50,000	50,692
Intel Corp 2.45% 11/15/2029	50,000	44,904
Intel Corp 3.7% 7/29/2025	140,000	139,365
Intel Corp 4% 8/5/2029	210,000	202,485
Intel Corp 4.1% 5/19/2046	70,000	53,493
Intel Corp 4.6% 3/25/2040	100,000	87,501
Intel Corp 4.75% 3/25/2050	150,000	124,028
Intel Corp 4.875% 2/10/2028	50,000	50,254
Intel Corp 4.9% 8/5/2052	50,000	41,898
Intel Corp 5.05% 8/5/2062	20,000	16,718
Intel Corp 5.2% 2/10/2033	70,000	69,368
Intel Corp 5.7% 2/10/2053	70,000	65,796
Intel Corp 5.9% 2/10/2063	110,000	105,498
KLA Corp 3.3% 3/1/2050	60,000	42,759
KLA Corp 4.65% 7/15/2032	210,000	209,319
KLA Corp 5.25% 7/15/2062	5,000	4,812
Lam Research Corp 2.875% 6/15/2050	50,000	32,663
Marvell Technology Inc 4.875% 6/22/2028	100,000	100,258
Micron Technology Inc 3.366% 11/1/2041	55,000	41,406
Micron Technology Inc 4.663% 2/15/2030	90,000	88,852
Micron Technology Inc 5.375% 4/15/2028	60,000	61,087
Micron Technology Inc 5.8% 1/15/2035	20,000	20,655
Micron Technology Inc 5.875% 9/15/2033	10,000	10,453
NVIDIA Corp 2% 6/15/2031	215,000	186,660
NVIDIA Corp 3.5% 4/1/2050	10,000	7,705
NVIDIA Corp 3.7% 4/1/2060	10,000	7,663
QUALCOMM Inc 3.25% 5/20/2027	120,000	117,518
QUALCOMM Inc 3.25% 5/20/2050	50,000	35,172
QUALCOMM Inc 4.3% 5/20/2047	55,000	46,797
QUALCOMM Inc 4.65% 5/20/2035	145,000	142,640
QUALCOMM Inc 6% 5/20/2053	20,000	21,327
Teledyne FLIR LLC 2.5% 8/1/2030	55,000	48,990
Texas Instruments Inc 5.05% 5/18/2063	100,000	93,393
		3,620,353
Software - 0.8%
Adobe Inc 4.95% 4/4/2034	40,000	40,463
Autodesk Inc 2.4% 12/15/2031	40,000	34,335
Cadence Design Systems Inc 4.3% 9/10/2029	40,000	39,527
Cadence Design Systems Inc 4.7% 9/10/2034	20,000	19,516
Intuit Inc 5.5% 9/15/2053	50,000	50,708
Microsoft Corp 2.4% 8/8/2026	540,000	527,329
Microsoft Corp 2.5% 9/15/2050	110,000	69,364
Microsoft Corp 2.525% 6/1/2050	180,000	114,481
Microsoft Corp 2.921% 3/17/2052	276,000	189,120
Microsoft Corp 3.041% 3/17/2062	30,000	19,790
Microsoft Corp 3.3% 2/6/2027	350,000	344,793
Oracle Corp 2.3% 3/25/2028	60,000	56,221
Oracle Corp 2.5% 4/1/2025	60,000	59,895
Oracle Corp 2.65% 7/15/2026	242,000	236,002
Oracle Corp 2.8% 4/1/2027	110,000	106,205
Oracle Corp 2.95% 4/1/2030	210,000	192,636
Oracle Corp 3.6% 4/1/2040	50,000	39,892
Oracle Corp 3.6% 4/1/2050	310,000	221,298
Oracle Corp 3.8% 11/15/2037	110,000	93,789
Oracle Corp 3.85% 4/1/2060	310,000	218,234
Oracle Corp 4.1% 3/25/2061	20,000	14,681
Oracle Corp 4.125% 5/15/2045	110,000	88,953
Oracle Corp 4.2% 9/27/2029	130,000	127,490
Oracle Corp 4.375% 5/15/2055	50,000	39,888
Oracle Corp 4.7% 9/27/2034	130,000	124,873
Oracle Corp 5.5% 8/3/2035	50,000	51,077
Oracle Corp 5.55% 2/6/2053	90,000	86,139
Oracle Corp 5.8% 11/10/2025	160,000	161,331
Oracle Corp 6% 8/3/2055	50,000	51,078
Oracle Corp 6.25% 11/9/2032	110,000	117,849
Roper Technologies Inc 1% 9/15/2025	30,000	29,421
Roper Technologies Inc 1.4% 9/15/2027	30,000	27,720
Roper Technologies Inc 1.75% 2/15/2031	30,000	25,191
Roper Technologies Inc 2% 6/30/2030	110,000	96,016
Roper Technologies Inc 4.9% 10/15/2034	20,000	19,668
Salesforce Inc 1.95% 7/15/2031	195,000	167,388
Salesforce Inc 2.7% 7/15/2041	50,000	36,315
VMware LLC 1.4% 8/15/2026	97,000	92,563
VMware LLC 4.7% 5/15/2030	70,000	69,410
		4,100,649
Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc 0.55% 8/20/2025	200,000	196,359
Apple Inc 0.7% 2/8/2026	160,000	154,774
Apple Inc 1.25% 8/20/2030	270,000	230,267
Apple Inc 1.65% 2/8/2031	370,000	318,759
Apple Inc 1.65% 5/11/2030	100,000	87,669
Apple Inc 1.7% 8/5/2031	52,000	44,375
Apple Inc 2.2% 9/11/2029	360,000	329,050
Apple Inc 2.375% 2/8/2041	160,000	113,768
Apple Inc 2.8% 2/8/2061	155,000	94,935
Apple Inc 2.85% 8/5/2061	51,000	31,632
Apple Inc 2.95% 9/11/2049	90,000	62,018
Apple Inc 3% 11/13/2027	195,000	189,535
Apple Inc 3.85% 5/4/2043	177,000	150,601
Apple Inc 4% 5/10/2028	100,000	99,806
Apple Inc 4.3% 5/10/2033	50,000	49,908
Apple Inc 4.375% 5/13/2045	60,000	54,246
Hewlett Packard Enterprise Co 4.55% 10/15/2029	220,000	218,428
Hewlett Packard Enterprise Co 5% 10/15/2034	70,000	68,890
Hewlett Packard Enterprise Co 5.6% 10/15/2054	30,000	29,197
HP Inc 6% 9/15/2041	170,000	174,434
		2,698,651
TOTAL INFORMATION TECHNOLOGY		12,632,597

Materials - 0.6%
Chemicals - 0.5%
Air Products and Chemicals Inc 1.5% 10/15/2025	50,000	49,119
Air Products and Chemicals Inc 1.85% 5/15/2027	200,000	189,880
Air Products and Chemicals Inc 2.05% 5/15/2030	20,000	17,684
Air Products and Chemicals Inc 2.8% 5/15/2050	20,000	12,928
Air Products and Chemicals Inc 4.75% 2/8/2031	50,000	50,463
Albemarle Corp 4.65% 6/1/2027	50,000	49,695
Albemarle Corp 5.05% 6/1/2032	30,000	29,137
CF Industries Inc 5.15% 3/15/2034	70,000	68,664
Dow Chemical Co/The 2.1% 11/15/2030	150,000	129,791
Dow Chemical Co/The 3.6% 11/15/2050	30,000	21,060
Dow Chemical Co/The 4.25% 10/1/2034	55,000	50,549
Dow Chemical Co/The 4.375% 11/15/2042	20,000	16,861
Dow Chemical Co/The 4.8% 5/15/2049	40,000	34,192
Dow Chemical Co/The 5.55% 11/30/2048	50,000	47,918
Dow Chemical Co/The 6.9% 5/15/2053	10,000	11,177
DuPont de Nemours Inc 4.725% 11/15/2028	20,000	20,143
DuPont de Nemours Inc 5.319% 11/15/2038	6,000	6,241
DuPont de Nemours Inc 5.419% 11/15/2048	72,000	74,591
Ecolab Inc 1.3% 1/30/2031	125,000	104,024
Ecolab Inc 2.125% 2/1/2032	50,000	42,485
Ecolab Inc 2.7% 12/15/2051	25,000	15,813
Huntsman Intl LLC 4.5% 5/1/2029	30,000	28,948
International Flavors & Fragrances Inc 4.45% 9/26/2028	90,000	88,994
LYB International Finance BV 4.875% 3/15/2044	20,000	17,673
LYB International Finance BV 5.25% 7/15/2043	50,000	46,364
LYB International Finance II BV 3.5% 3/2/2027	90,000	88,188
LYB International Finance III LLC 3.375% 10/1/2040	50,000	37,737
LYB International Finance III LLC 3.625% 4/1/2051	50,000	34,808
LyondellBasell Industries NV 4.625% 2/26/2055	20,000	16,338
Mosaic Co/The 4.05% 11/15/2027	70,000	68,982
Mosaic Co/The 5.625% 11/15/2043	20,000	19,435
RPM International Inc 2.95% 1/15/2032	20,000	17,642
RPM International Inc 3.75% 3/15/2027	50,000	49,135
Sherwin-Williams Co/The 3.45% 6/1/2027	300,000	293,681
Sherwin-Williams Co/The 4.5% 6/1/2047	54,000	46,872
Westlake Corp 3.125% 8/15/2051	70,000	45,102
		1,942,314
Construction Materials - 0.0%
Martin Marietta Materials Inc 2.4% 7/15/2031	55,000	47,739
Martin Marietta Materials Inc 2.5% 3/15/2030	60,000	53,952
Martin Marietta Materials Inc 5.15% 12/1/2034	20,000	19,990
Martin Marietta Materials Inc 5.5% 12/1/2054	20,000	19,539
Vulcan Materials Co 5.35% 12/1/2034	70,000	71,052
		212,272
Containers & Packaging - 0.1%
Avery Dennison Corp 4.875% 12/6/2028	50,000	50,434
International Paper Co 4.35% 8/15/2048	30,000	25,117
International Paper Co 7.3% 11/15/2039	50,000	58,512
Packaging Corp of America 3% 12/15/2029	110,000	101,896
Sonoco Products Co 4.6% 9/1/2029	130,000	128,359
WRKCo Inc 3% 6/15/2033	120,000	103,638
WRKCo Inc 4% 3/15/2028	100,000	98,099
WRKCo Inc 4.9% 3/15/2029	10,000	10,045
		576,100
Metals & Mining - 0.0%
Freeport-McMoRan Inc 5.45% 3/15/2043	85,000	81,006
Newmont Corp 2.8% 10/1/2029	70,000	64,935
Newmont Corp 5.45% 6/9/2044	50,000	49,368
		195,309
TOTAL MATERIALS		2,925,995

Real Estate - 1.0%
Diversified REITs - 0.0%
Equinix Europe 2 Financing Corp LLC 5.5% 6/15/2034	110,000	112,773
Piedmont Operating Partnership LP 9.25% 7/20/2028	20,000	22,095
Store Capital LLC 4.5% 3/15/2028	50,000	49,141
VICI Properties LP 5.625% 5/15/2052	55,000	52,042
WP Carey Inc 2.45% 2/1/2032	30,000	25,469
		261,520
Health Care REITs - 0.1%
Alexandria Real Estate Equities Inc 2.95% 3/15/2034	75,000	63,171
Alexandria Real Estate Equities Inc 3% 5/18/2051	100,000	63,534
Alexandria Real Estate Equities Inc 5.625% 5/15/2054	20,000	19,627
Healthpeak OP LLC 2.875% 1/15/2031	210,000	188,283
Omega Healthcare Investors Inc 3.375% 2/1/2031	40,000	36,190
Ventas Realty LP 4.875% 4/15/2049	80,000	71,928
Welltower OP LLC 2.7% 2/15/2027	120,000	116,146
Welltower OP LLC 2.75% 1/15/2032	50,000	43,581
Welltower OP LLC 4.95% 9/1/2048	36,000	33,922
		636,382
Industrial REITs - 0.1%
Prologis LP 1.625% 3/15/2031	100,000	83,773
Prologis LP 1.75% 2/1/2031	100,000	84,887
Prologis LP 4.625% 1/15/2033	50,000	49,224
Prologis LP 5% 3/15/2034	50,000	49,967
Prologis LP 5.25% 3/15/2054	20,000	19,439
Prologis LP 5.25% 6/15/2053	40,000	38,843
		326,133
Office REITs - 0.1%
Boston Properties LP 2.75% 10/1/2026	40,000	38,730
Boston Properties LP 2.9% 3/15/2030	40,000	36,039
Boston Properties LP 3.25% 1/30/2031	107,000	95,999
Boston Properties LP 5.75% 1/15/2035	30,000	29,803
COPT Defense Properties LP 2.75% 4/15/2031	40,000	34,439
Highwoods Realty LP 2.6% 2/1/2031	50,000	42,659
Kilroy Realty LP 3.05% 2/15/2030	50,000	44,502
Kilroy Realty LP 6.25% 1/15/2036	10,000	10,042
		332,213
Real Estate Management & Development - 0.1%
CBRE Services Inc 4.875% 3/1/2026	50,000	49,986
CBRE Services Inc 5.95% 8/15/2034	30,000	31,396
Digital Realty Trust LP 3.7% 8/15/2027	26,000	25,450
Digital Realty Trust LP 5.55% 1/15/2028	35,000	35,789
Essex Portfolio LP 2.55% 6/15/2031	20,000	17,487
Essex Portfolio LP 2.65% 3/15/2032	70,000	60,440
Essex Portfolio LP 5.375% 4/1/2035	30,000	30,319
Extra Space Storage LP 3.9% 4/1/2029	120,000	116,138
Extra Space Storage LP 5.35% 1/15/2035	50,000	50,361
Extra Space Storage LP 5.4% 2/1/2034	10,000	10,128
Mid-America Apartments LP 4.2% 6/15/2028	75,000	74,117
Mid-America Apartments LP 5.3% 2/15/2032	30,000	30,569
		532,180
Residential REITs - 0.1%
American Homes 4 Rent LP 4.9% 2/15/2029	135,000	135,491
American Homes 4 Rent LP 5.5% 2/1/2034	20,000	20,301
AvalonBay Communities Inc 2.05% 1/15/2032	105,000	89,071
AvalonBay Communities Inc 5.3% 12/7/2033	30,000	30,672
Camden Property Trust 4.9% 1/15/2034	50,000	49,658
ERP Operating LP 4.5% 7/1/2044	50,000	44,497
Invitation Homes Operating Partnership LP 2.7% 1/15/2034	15,000	12,277
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	50,000	46,938
Sun Communities Operating LP 2.7% 7/15/2031	40,000	34,742
Sun Communities Operating LP 5.5% 1/15/2029	50,000	51,174
UDR Inc 2.1% 6/15/2033	35,000	27,746
UDR Inc 3.2% 1/15/2030	40,000	37,225
		579,792
Retail REITs - 0.3%
Brixmor Operating Partnership LP 2.25% 4/1/2028	50,000	46,372
Brixmor Operating Partnership LP 4.05% 7/1/2030	12,000	11,509
Brixmor Operating Partnership LP 4.125% 5/15/2029	9,000	8,746
Brixmor Operating Partnership LP 5.5% 2/15/2034	20,000	20,293
Federal Realty OP LP 3.5% 6/1/2030	50,000	46,932
Kimco Realty OP LLC 1.9% 3/1/2028	110,000	101,729
Kimco Realty OP LLC 2.8% 10/1/2026	150,000	146,223
Kimco Realty OP LLC 4.6% 2/1/2033	10,000	9,705
Kimco Realty OP LLC 4.85% 3/1/2035	50,000	48,554
Kimco Realty OP LLC 6.4% 3/1/2034	20,000	21,704
NNN REIT Inc 3% 4/15/2052	50,000	31,430
NNN REIT Inc 5.5% 6/15/2034	20,000	20,317
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	15,000	15,316
Realty Income Corp 2.85% 12/15/2032	175,000	151,075
Realty Income Corp 4% 7/15/2029	60,000	58,348
Realty Income Corp 4.125% 10/15/2026	75,000	74,583
Realty Income Corp 4.9% 7/15/2033	50,000	49,348
Regency Centers LP 3.7% 6/15/2030	50,000	47,442
Regency Centers LP 5.1% 1/15/2035	30,000	29,820
Regency Centers LP 5.25% 1/15/2034	20,000	20,167
Simon Property Group LP 2.2% 2/1/2031	100,000	86,868
Simon Property Group LP 2.65% 7/15/2030	50,000	45,321
Simon Property Group LP 3.375% 12/1/2027	125,000	121,750
Simon Property Group LP 4.75% 3/15/2042	55,000	50,533
Simon Property Group LP 4.75% 9/26/2034	50,000	48,348
Simon Property Group LP 5.85% 3/8/2053	20,000	20,831
Simon Property Group LP 6.65% 1/15/2054	30,000	34,486
		1,367,750
Specialized REITs - 0.2%
American Tower Corp 1.3% 9/15/2025	40,000	39,267
American Tower Corp 2.1% 6/15/2030	60,000	52,348
American Tower Corp 3.1% 6/15/2050	60,000	39,747
American Tower Corp 3.55% 7/15/2027	100,000	97,611
American Tower Corp 3.6% 1/15/2028	110,000	107,074
American Tower Corp 3.7% 10/15/2049	10,000	7,486
American Tower Corp 5.4% 1/31/2035	30,000	30,441
American Tower Corp 5.9% 11/15/2033	70,000	73,551
Crown Castle Inc 1.35% 7/15/2025	23,000	22,688
Crown Castle Inc 2.25% 1/15/2031	145,000	124,862
Crown Castle Inc 2.9% 4/1/2041	60,000	43,221
Crown Castle Inc 3.25% 1/15/2051	47,000	31,766
Crown Castle Inc 4.15% 7/1/2050	50,000	39,578
CubeSmart LP 3% 2/15/2030	50,000	45,846
EPR Properties 4.5% 6/1/2027	50,000	49,423
Public Storage Operating Co 5.1% 8/1/2033	80,000	81,154
Weyerhaeuser Co 4% 11/15/2029	75,000	72,577
		958,640
TOTAL REAL ESTATE		4,994,610

Utilities - 1.0%
Electric Utilities - 0.7%
AEP Texas Inc 3.8% 10/1/2047	65,000	48,434
AEP Texas Inc 5.7% 5/15/2034	25,000	25,539
Avangrid Inc 3.2% 4/15/2025	70,000	69,827
Baltimore Gas and Electric Co 3.5% 8/15/2046	50,000	37,217
Baltimore Gas and Electric Co 5.4% 6/1/2053	50,000	48,743
CenterPoint Energy Houston Electric LLC 3.35% 4/1/2051	90,000	63,801
CenterPoint Energy Houston Electric LLC 4.95% 4/1/2033	30,000	29,905
CenterPoint Energy Houston Electric LLC 5.2% 10/1/2028	90,000	91,970
Commonwealth Edison Co 3.8% 10/1/2042	125,000	101,489
Commonwealth Edison Co 4% 3/1/2048	86,000	68,802
Commonwealth Edison Co 5.3% 6/1/2034	80,000	81,907
Connecticut Light and Power Co/The 4% 4/1/2048	20,000	16,035
Connecticut Light and Power Co/The 5.25% 1/15/2053	20,000	19,424
Consolidated Edison Co of New York Inc 3.7% 11/15/2059	80,000	56,726
Consolidated Edison Co of New York Inc 3.85% 6/15/2046	50,000	39,487
Consolidated Edison Co of New York Inc 3.875% 6/15/2047	44,000	34,381
Consolidated Edison Co of New York Inc 3.95% 4/1/2050	130,000	103,546
Consolidated Edison Co of New York Inc 4.45% 3/15/2044	45,000	39,308
Consolidated Edison Co of New York Inc 5.3% 3/1/2035	50,000	50,985
Consolidated Edison Co of New York Inc 5.5% 12/1/2039	50,000	50,558
Consolidated Edison Co of New York Inc 5.7% 5/15/2054	30,000	30,422
Consolidated Edison Co of New York Inc 6.2% 6/15/2036	100,000	108,434
Entergy Tex Inc 5.25% 4/15/2035	40,000	40,199
Entergy Tex Inc 5.8% 9/1/2053	30,000	30,833
Eversource Energy 2.55% 3/15/2031	125,000	109,024
Eversource Energy 5.45% 3/1/2028	200,000	204,092
Exelon Corp 2.75% 3/15/2027	160,000	154,278
Exelon Corp 3.4% 4/15/2026	190,000	187,717
Exelon Corp 4.1% 3/15/2052	65,000	51,049
Exelon Corp 4.45% 4/15/2046	20,000	16,823
Exelon Corp 5.125% 3/15/2031	30,000	30,361
Exelon Corp 5.3% 3/15/2033	20,000	20,370
Exelon Corp 5.45% 3/15/2034	35,000	35,766
Exelon Corp 5.875% 3/15/2055	30,000	30,309
ITC Holdings Corp 3.25% 6/30/2026	50,000	49,081
Jersey Central Power & Light Co 5.1% 1/15/2035 (c)	30,000	29,792
National Grid USA 5.803% 4/1/2035	10,000	10,292
Nevada Power Co 3.125% 8/1/2050	50,000	33,080
NSTAR Electric Co 4.95% 9/15/2052	40,000	36,942
NSTAR Electric Co 5.2% 3/1/2035	40,000	40,139
Ohio Power Co 2.9% 10/1/2051	20,000	12,520
Ohio Power Co 5% 6/1/2033	50,000	49,271
Oncor Electric Delivery Co LLC 0.55% 10/1/2025	83,000	81,123
Oncor Electric Delivery Co LLC 3.75% 4/1/2045	25,000	19,701
Oncor Electric Delivery Co LLC 3.8% 9/30/2047	30,000	23,314
Oncor Electric Delivery Co LLC 4.6% 6/1/2052	50,000	43,133
Oncor Electric Delivery Co LLC 4.95% 9/15/2052	10,000	9,113
Oncor Electric Delivery Co LLC 5.3% 6/1/2042	85,000	83,563
Oncor Electric Delivery Co LLC 5.65% 11/15/2033	30,000	31,307
PECO Energy Co 3.9% 3/1/2048	50,000	39,745
PECO Energy Co 4.6% 5/15/2052	30,000	26,387
PG&E Wildfire Recovery Funding LLC 5.212% 12/1/2049	110,000	107,267
Potomac Electric Power Co 6.5% 11/15/2037	30,000	33,713
PPL Electric Utilities Corp 3% 10/1/2049	30,000	20,420
PPL Electric Utilities Corp 5% 5/15/2033	50,000	50,489
PPL Electric Utilities Corp 5.25% 5/15/2053	20,000	19,711
Public Service Co of New Hampshire 5.15% 1/15/2053	20,000	19,093
Public Service Electric and Gas Co 3.2% 5/15/2029	60,000	57,098
Public Service Electric and Gas Co 3.6% 12/1/2047	87,000	66,136
Public Service Electric and Gas Co 3.65% 9/1/2042	100,000	79,996
Public Service Electric and Gas Co 5.3% 8/1/2054	10,000	9,738
Public Service Electric and Gas Co 5.8% 5/1/2037	35,000	37,106
Tampa Electric Co 3.625% 6/15/2050	70,000	51,854
		3,298,885
Gas Utilities - 0.1%
Atmos Energy Corp 3% 6/15/2027	100,000	97,112
Atmos Energy Corp 4.125% 10/15/2044	75,000	62,998
Atmos Energy Corp 4.125% 3/15/2049	30,000	24,337
Atmos Energy Corp 5.9% 11/15/2033	40,000	42,463
ONE Gas Inc 5.1% 4/1/2029	90,000	91,595
Piedmont Natural Gas Co Inc 2.5% 3/15/2031	80,000	69,736
Piedmont Natural Gas Co Inc 3.5% 6/1/2029	10,000	9,550
Piedmont Natural Gas Co Inc 5.1% 2/15/2035	30,000	29,847
Southern California Gas Co 2.55% 2/1/2030	90,000	81,403
Southern California Gas Co 3.75% 9/15/2042	20,000	15,845
Southern California Gas Co 5.05% 9/1/2034	30,000	29,772
Southern California Gas Co 5.2% 6/1/2033	50,000	50,357
Southern California Gas Co 5.6% 4/1/2054	10,000	9,854
Southwest Gas Corp 4.15% 6/1/2049	20,000	15,818
Southwest Gas Corp 5.45% 3/23/2028	36,000	36,695
		667,382
Multi-Utilities - 0.1%
CMS Energy Corp 3.45% 8/15/2027	60,000	58,585
Consumers Energy Co 4.35% 4/15/2049	100,000	86,369
Consumers Energy Co 4.9% 2/15/2029	80,000	81,059
NiSource Inc 4.375% 5/15/2047	165,000	138,807
NiSource Inc 6.95% 11/30/2054 (b)	30,000	30,652
San Diego Gas & Electric Co 2.95% 8/15/2051	60,000	38,795
San Diego Gas & Electric Co 3.75% 6/1/2047	85,000	65,477
Sempra 3.4% 2/1/2028	26,000	25,081
Sempra 3.8% 2/1/2038	30,000	24,815
Sempra 4% 2/1/2048	86,000	65,013
Sempra 6.875% 10/1/2054 (b)	80,000	80,158
		694,811
Water Utilities - 0.1%
American Water Capital Corp 2.3% 6/1/2031	50,000	43,272
American Water Capital Corp 2.95% 9/1/2027	90,000	86,762
American Water Capital Corp 3.75% 9/1/2047	80,000	61,805
American Water Capital Corp 4.3% 9/1/2045	25,000	21,243
American Water Capital Corp 6.593% 10/15/2037	64,000	72,532
		285,614
TOTAL UTILITIES		4,946,692

TOTAL UNITED STATES		114,442,151
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $154,241,600)		146,403,971

U.S. Government Agency - Mortgage Securities - 25.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 25.3%
Fannie Mae 2% 2/1/2052	74,612	60,733
Fannie Mae 2% 4/1/2052	99,435	80,565
Fannie Mae 3% 3/1/2050	6,581	5,806
Fannie Mae 5% 8/1/2053	89,866	88,682
Fannie Mae 5.5% 9/1/2054	199,393	199,774
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	150,697	132,427
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2052	95,264	72,416
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	383,604	339,134
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	167,430	147,341
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	616,785	542,007
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2051	158,676	120,719
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2051	91,439	69,508
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	198,198	175,098
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2037	80,946	71,132
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2052	85,964	65,346
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2037	75,276	66,150
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	85,162	64,790
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	93,224	70,923
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	205,054	156,002
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	217,641	197,444
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	94,835	85,649
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	335,777	269,853
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	74,199	59,770
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	106,950	86,152
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	211,943	169,868
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	88,298	79,745
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	735,466	589,461
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	872,551	699,332
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	871,731	791,651
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2036	70,273	63,466
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	3,120,528	2,513,718
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	92,063	74,304
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	246,691	200,416
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	240,169	194,592
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	322,221	260,671
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	531,924	426,326
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2037	291,675	263,422
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	1,651,120	1,326,953
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	189,273	152,704
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	53,448	42,955
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	117,511	94,880
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	368,015	294,842
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	643,574	515,007
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	160,870	145,288
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	207,817	167,016
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	78,599	64,051
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2037	501,491	452,916
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	934,404	750,950
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	224,978	180,034
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	746,722	599,882
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	148,793	135,589
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	119,367	96,304
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	371,976	299,643
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	55,030	44,329
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	90,365	72,793
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	16,662	13,422
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	222,030	179,201
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2027	21,288	20,942
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2050	28,080	23,756
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	326,006	274,792
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	999,901	836,573
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	275,000	230,080
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	44,819	37,764
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2034	84,935	79,945
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2036	85,408	79,216
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	394,983	331,576
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,115,664	936,566
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	61,764	52,004
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2034	34,708	32,561
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2049	25,273	21,382
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	48,913	41,015
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	121,262	114,973
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2037	237,784	216,241
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	251,409	211,914
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	319,505	269,612
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	278,762	235,580
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	351,698	297,657
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	23,717	19,843
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	230,963	203,933
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	21,510	18,178
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2037	147,136	136,377
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2037	144,172	134,441
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	81,240	68,300
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	743,720	622,936
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	11,818	11,160
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2047	35,132	30,260
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2050	60,566	51,127
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	296,645	249,395
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	327,167	290,369
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050	85,956	72,560
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	585,620	492,342
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	742,810	625,887
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2035	51,138	47,815
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2036	103,655	96,205
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	17,600	14,742
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	32,970	30,776
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2045	133,370	113,502
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	118,511	100,634
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	182,400	153,119
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	369,695	309,308
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	144,745	121,102
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	57,628	53,793
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	42,265	39,452
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2039	33,982	30,319
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	184,773	155,746
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	22,965	19,400
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2028	20,520	20,041
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	62,678	59,821
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	211,281	178,090
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	270,374	228,998
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	88,511	84,713
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	46,488	42,191
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	59,768	53,364
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	463,138	408,300
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	28,937	25,511
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	271,501	237,996
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	9,513	8,633
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2044	49,403	44,826
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	240,723	212,898
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	69,645	62,247
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	22,456	19,916
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	28,488	25,346
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	75,789	66,934
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2033	12,515	12,056
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	19,143	17,365
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	35,378	31,587
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	165,630	150,345
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	20,058	18,221
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	239,943	209,358
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	98,113	93,902
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	27,699	26,493
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	36,797	35,410
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	9,807	8,894
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	11,525	10,290
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	25,382	22,607
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	411,576	362,843
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	45,513	39,911
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	8,781	8,442
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	19,709	18,973
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	24,553	23,657
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	298,815	287,452
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	19,392	18,547
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	115,598	104,850
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	16,226	14,717
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	109,327	99,101
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2048	14,585	12,963
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	57,702	50,870
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	80,118	71,032
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	224,141	198,722
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	75,233	66,701
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	12,516	11,097
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	29,799	28,638
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	36,296	32,924
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	31,713	28,717
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	303,270	275,366
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	157,070	142,561
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	146,313	132,981
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	32,642	28,941
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2033	14,103	13,554
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2040	464,638	438,808
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	51,521	46,752
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	444,179	390,546
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	312,507	272,672
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2035	29,038	27,810
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2049	131,400	116,252
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	25,739	24,651
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	68,963	62,502
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2048	9,034	8,029
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	301,587	269,270
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2052	491,130	428,604
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	19,987	19,253
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	38,499	34,909
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	602,257	539,416
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2048	4,241	3,765
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	537,482	473,338
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	11,433	11,087
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	30,416	27,597
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	13,294	11,882
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	68,409	62,072
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2048	26,019	23,231
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	23,362	20,728
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2035	23,203	22,592
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	51,612	48,260
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	65,166	60,130
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	141,431	128,911
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2033	9,782	9,543
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	60,057	55,529
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2035	166,586	161,730
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	119,744	111,128
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	175,147	161,777
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2049	198,265	181,892
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	158,314	146,081
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	12,006	11,705
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2035	3,700	3,593
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	161,327	150,720
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	246,251	229,882
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	10,748	9,968
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	67,506	62,205
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2049	20,529	18,847
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2029	12,716	12,516
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2035	42,744	41,738
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2033	11,060	10,800
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	33,989	31,437
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	166,385	151,136
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	47,635	43,314
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	95,560	86,713
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2037	147,405	145,089
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	177,176	165,435
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	41,868	38,938
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	29,752	27,611
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	688,051	624,994
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2033	9,265	9,041
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	119,192	111,358
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	28,658	26,372
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	73,864	67,025
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2044	344,636	321,515
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	61,792	57,017
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2052	122,609	111,258
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	2,135	2,063
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	23,898	23,065
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	2,127	2,060
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	3,734	3,614
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	4,669	4,515
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	13,464	12,951
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	15,886	15,232
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	5,450	5,179
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	89,413	84,973
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2049	58,809	55,815
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	121,614	114,207
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	50,403	48,722
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	15,631	15,019
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	27,678	26,705
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	23,442	22,671
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	27,653	26,709
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2043	13,298	12,777
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	7,908	7,510
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	13,168	12,506
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	19,320	18,349
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2038	82,582	80,717
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2039	42,563	41,282
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	4,974	4,812
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	24,625	23,790
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2044	12,119	11,640
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	28,659	27,718
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2044	21,166	20,356
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	10,988	10,608
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	70,911	67,479
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	44,663	42,446
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	156,256	148,351
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2054	47,884	44,916
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	480,333	461,376
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	9,837	9,361
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2041	3,716	3,594
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	17,585	16,877
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	260,292	244,541
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2053	240,720	226,134
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2034	12,540	12,327
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	16,076	15,547
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	12,476	11,872
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	16,966	16,267
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	20,217	19,283
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	7,829	7,441
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	57,150	54,384
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	76,531	71,923
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	5,832	5,654
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2046	15,785	15,135
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	16,632	15,806
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	3,207	3,048
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	113,357	107,587
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2050	54,572	51,726
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	19,839	19,022
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	50,910	48,446
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	4,443	4,222
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	23,200	22,092
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	50,683	48,135
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	4,812	4,712
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	131,771	128,859
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	10,847	10,756
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	9,507	9,300
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	438,290	422,851
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	93,650	90,351
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2053	97,794	94,258
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	23,907	23,386
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2049	24,675	24,091
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2050	94,722	92,303
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	90,931	87,728
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2028	35,691	35,616
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2054	274,973	265,008
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	4,341	4,245
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	10,684	10,448
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2054	95,793	92,321
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	43,297	42,367
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	26,823	26,264
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	16,263	16,122
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	11,126	10,852
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	26,509	25,956
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	36,192	35,347
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2050	32,805	31,998
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052	91,305	88,581
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	6,147	6,084
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2048	26,974	26,386
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2055	99,073	97,521
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	95,630	97,172
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2049	9,203	9,200
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	336,383	332,898
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	93,899	92,574
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	94,433	93,189
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	11,869	11,887
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	151,524	151,754
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	15,856	15,861
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	112,298	112,468
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	34,447	34,553
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	2,368	2,372
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	140,740	139,062
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2029	35,307	35,506
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	85,290	86,356
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	166,843	164,749
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2048	9,728	9,713
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	14,921	14,967
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	2,807	2,815
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	85,768	84,941
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	24,230	24,776
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	18,806	19,230
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	348,327	352,802
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	396,523	398,017
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	186,496	187,260
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	171,396	171,980
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	199,751	200,257
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2039	30,717	31,200
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	198,338	198,797
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	282,859	283,615
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	165,270	167,290
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	152,305	152,929
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	121,618	121,888
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	358,956	361,212
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	294,538	296,021
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	34,073	34,161
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	294,759	300,659
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	167,521	171,895
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	128,053	131,856
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	46,337	47,134
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	186,663	189,874
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	1,516,450	1,542,537
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	168,766	172,039
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	152,683	158,213
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	412,919	425,828
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	54,632	56,340
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	140,338	145,252
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	91,012	94,206
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	23,942	24,681
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	78,625	81,279
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	27,699	29,108
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	26,840	28,174
Freddie Mac Gold Pool 1.5% 10/1/2041	100,578	82,864
Freddie Mac Gold Pool 1.5% 10/1/2051	430,705	327,674
Freddie Mac Gold Pool 1.5% 10/1/2051	128,911	98,074
Freddie Mac Gold Pool 1.5% 11/1/2051	374,314	284,539
Freddie Mac Gold Pool 1.5% 12/1/2036	140,377	124,148
Freddie Mac Gold Pool 1.5% 2/1/2051	90,896	69,152
Freddie Mac Gold Pool 1.5% 3/1/2037	74,415	65,393
Freddie Mac Gold Pool 1.5% 3/1/2052	44,980	34,192
Freddie Mac Gold Pool 1.5% 6/1/2051	92,541	71,069
Freddie Mac Gold Pool 1.5% 7/1/2036	608,951	535,885
Freddie Mac Gold Pool 1.5% 7/1/2041	258,763	213,772
Freddie Mac Gold Pool 1.5% 7/1/2051	642,119	488,515
Freddie Mac Gold Pool 1.5% 7/1/2051	84,196	64,055
Freddie Mac Gold Pool 2% 1/1/2037	189,841	172,164
Freddie Mac Gold Pool 2% 1/1/2051	117,564	94,483
Freddie Mac Gold Pool 2% 1/1/2051	169,565	136,804
Freddie Mac Gold Pool 2% 1/1/2051	18,276	14,688
Freddie Mac Gold Pool 2% 1/1/2052	1,005,193	805,642
Freddie Mac Gold Pool 2% 1/1/2052	28,631	23,278
Freddie Mac Gold Pool 2% 10/1/2036	134,522	121,492
Freddie Mac Gold Pool 2% 10/1/2051	162,761	130,449
Freddie Mac Gold Pool 2% 11/1/2050	595,601	479,782
Freddie Mac Gold Pool 2% 11/1/2050	29,191	23,779
Freddie Mac Gold Pool 2% 11/1/2051	370,869	297,244
Freddie Mac Gold Pool 2% 11/1/2051	255,967	205,793
Freddie Mac Gold Pool 2% 11/1/2051	244,515	196,585
Freddie Mac Gold Pool 2% 12/1/2036	273,345	246,868
Freddie Mac Gold Pool 2% 12/1/2036	65,729	59,691
Freddie Mac Gold Pool 2% 12/1/2051	328,049	265,795
Freddie Mac Gold Pool 2% 12/1/2051	111,598	90,664
Freddie Mac Gold Pool 2% 2/1/2036	220,512	200,187
Freddie Mac Gold Pool 2% 2/1/2052	325,000	260,074
Freddie Mac Gold Pool 2% 3/1/2037	132,861	119,971
Freddie Mac Gold Pool 2% 3/1/2052	64,944	52,031
Freddie Mac Gold Pool 2% 3/1/2052	78,057	63,025
Freddie Mac Gold Pool 2% 3/1/2052	242,817	196,662
Freddie Mac Gold Pool 2% 3/1/2052	24,826	19,866
Freddie Mac Gold Pool 2% 4/1/2036	178,186	161,483
Freddie Mac Gold Pool 2% 4/1/2037	217,253	196,616
Freddie Mac Gold Pool 2% 4/1/2042	623,555	535,844
Freddie Mac Gold Pool 2% 4/1/2052	169,490	136,849
Freddie Mac Gold Pool 2% 4/1/2052	92,754	75,007
Freddie Mac Gold Pool 2% 5/1/2051	1,906,917	1,532,527
Freddie Mac Gold Pool 2% 5/1/2051	18,500	15,059
Freddie Mac Gold Pool 2% 5/1/2052	256,357	207,788
Freddie Mac Gold Pool 2% 6/1/2052	297,254	238,243
Freddie Mac Gold Pool 2% 7/1/2050	481,287	387,697
Freddie Mac Gold Pool 2% 7/1/2051	227,050	183,892
Freddie Mac Gold Pool 2% 7/1/2051	108,685	88,773
Freddie Mac Gold Pool 2% 8/1/2037	447,476	404,132
Freddie Mac Gold Pool 2% 8/1/2050	283,112	228,059
Freddie Mac Gold Pool 2% 8/1/2051	320,287	257,304
Freddie Mac Gold Pool 2% 8/1/2051	21,569	17,375
Freddie Mac Gold Pool 2% 9/1/2041	772,229	660,107
Freddie Mac Gold Pool 2% 9/1/2050	274,103	220,802
Freddie Mac Gold Pool 2.5% 10/1/2050	314,627	265,201
Freddie Mac Gold Pool 2.5% 10/1/2050	305,259	259,690
Freddie Mac Gold Pool 2.5% 10/1/2051	751,294	630,688
Freddie Mac Gold Pool 2.5% 10/1/2051	270,806	226,572
Freddie Mac Gold Pool 2.5% 10/1/2051	999,901	836,573
Freddie Mac Gold Pool 2.5% 10/1/2051	24,338	20,363
Freddie Mac Gold Pool 2.5% 11/1/2046	13,684	11,787
Freddie Mac Gold Pool 2.5% 11/1/2050	152,041	129,059
Freddie Mac Gold Pool 2.5% 11/1/2051	300,521	251,996
Freddie Mac Gold Pool 2.5% 12/1/2049	29,842	25,247
Freddie Mac Gold Pool 2.5% 12/1/2051	272,897	230,282
Freddie Mac Gold Pool 2.5% 2/1/2052	819,072	686,049
Freddie Mac Gold Pool 2.5% 3/1/2033	19,623	18,616
Freddie Mac Gold Pool 2.5% 3/1/2052	514,470	430,917
Freddie Mac Gold Pool 2.5% 4/1/2042	149,613	131,019
Freddie Mac Gold Pool 2.5% 4/1/2052	470,162	394,686
Freddie Mac Gold Pool 2.5% 5/1/2051	664,241	558,440
Freddie Mac Gold Pool 2.5% 6/1/2050	82,869	69,955
Freddie Mac Gold Pool 2.5% 7/1/2050	162,251	136,965
Freddie Mac Gold Pool 2.5% 7/1/2051	421,441	353,786
Freddie Mac Gold Pool 2.5% 7/1/2051	718,741	603,361
Freddie Mac Gold Pool 2.5% 7/1/2052	219,636	183,760
Freddie Mac Gold Pool 2.5% 8/1/2035	78,586	73,355
Freddie Mac Gold Pool 2.5% 8/1/2051	674,226	565,992
Freddie Mac Gold Pool 2.5% 8/1/2051	144,596	120,977
Freddie Mac Gold Pool 2.5% 9/1/2035	74,437	69,483
Freddie Mac Gold Pool 2.5% 9/1/2050	506,480	426,915
Freddie Mac Gold Pool 2.5% 9/1/2051	209,545	175,906
Freddie Mac Gold Pool 3% 1/1/2033	52,069	50,073
Freddie Mac Gold Pool 3% 10/1/2043	80,670	73,426
Freddie Mac Gold Pool 3% 11/1/2026	9,187	9,063
Freddie Mac Gold Pool 3% 11/1/2049	112,537	99,212
Freddie Mac Gold Pool 3% 12/1/2034	30,137	28,824
Freddie Mac Gold Pool 3% 3/1/2045	16,175	14,521
Freddie Mac Gold Pool 3% 4/1/2045	21,213	19,118
Freddie Mac Gold Pool 3% 4/1/2049	101,059	89,535
Freddie Mac Gold Pool 3% 4/1/2050	42,566	37,739
Freddie Mac Gold Pool 3% 4/1/2051	446,440	391,347
Freddie Mac Gold Pool 3% 4/1/2052	291,776	254,857
Freddie Mac Gold Pool 3% 5/1/2029	26,917	26,464
Freddie Mac Gold Pool 3% 7/1/2038	266,441	252,260
Freddie Mac Gold Pool 3% 7/1/2045	5,735	5,149
Freddie Mac Gold Pool 3% 8/1/2049	137,761	121,665
Freddie Mac Gold Pool 3% 8/1/2052	1,048,595	929,353
Freddie Mac Gold Pool 3% 9/1/2034	1,489	1,426
Freddie Mac Gold Pool 3% 9/1/2051	281,052	245,139
Freddie Mac Gold Pool 3.5% 1/1/2050	213,765	195,978
Freddie Mac Gold Pool 3.5% 12/1/2033	19,523	19,039
Freddie Mac Gold Pool 3.5% 2/1/2034	11,106	10,831
Freddie Mac Gold Pool 3.5% 2/1/2043	21,630	20,227
Freddie Mac Gold Pool 3.5% 2/1/2047	163,424	151,205
Freddie Mac Gold Pool 3.5% 2/1/2048	84,978	78,407
Freddie Mac Gold Pool 3.5% 2/1/2048	7,029	6,494
Freddie Mac Gold Pool 3.5% 3/1/2048	60,006	55,516
Freddie Mac Gold Pool 3.5% 3/1/2050	244,399	226,278
Freddie Mac Gold Pool 3.5% 3/1/2051	225,426	206,034
Freddie Mac Gold Pool 3.5% 4/1/2052	624,938	567,079
Freddie Mac Gold Pool 3.5% 6/1/2034	19,454	18,966
Freddie Mac Gold Pool 3.5% 7/1/2046	131,413	122,531
Freddie Mac Gold Pool 3.5% 7/1/2049	82,493	75,706
Freddie Mac Gold Pool 3.5% 8/1/2046	73,855	68,513
Freddie Mac Gold Pool 3.5% 8/1/2052	435,761	395,689
Freddie Mac Gold Pool 3.5% 9/1/2033	19,135	18,673
Freddie Mac Gold Pool 3.5% 9/1/2042	31,048	29,022
Freddie Mac Gold Pool 3.5% 9/1/2052	132,147	119,995
Freddie Mac Gold Pool 3.5% 9/1/2052	951,199	863,134
Freddie Mac Gold Pool 4% 1/1/2041	12,738	12,341
Freddie Mac Gold Pool 4% 1/1/2041	26,106	25,297
Freddie Mac Gold Pool 4% 1/1/2044	14,998	14,429
Freddie Mac Gold Pool 4% 1/1/2047	82,373	79,055
Freddie Mac Gold Pool 4% 10/1/2034	14,969	14,711
Freddie Mac Gold Pool 4% 10/1/2042	5,399	5,214
Freddie Mac Gold Pool 4% 10/1/2048	150,872	143,239
Freddie Mac Gold Pool 4% 10/1/2050	133,493	126,364
Freddie Mac Gold Pool 4% 10/1/2051	97,279	91,849
Freddie Mac Gold Pool 4% 10/1/2052	91,834	86,557
Freddie Mac Gold Pool 4% 11/1/2036	29,269	28,544
Freddie Mac Gold Pool 4% 11/1/2037	71,557	69,942
Freddie Mac Gold Pool 4% 11/1/2048	4,230	4,027
Freddie Mac Gold Pool 4% 12/1/2040	13,765	13,339
Freddie Mac Gold Pool 4% 12/1/2049	85,538	81,157
Freddie Mac Gold Pool 4% 2/1/2034	20,545	20,190
Freddie Mac Gold Pool 4% 2/1/2041	4,528	4,382
Freddie Mac Gold Pool 4% 2/1/2041	16,676	16,164
Freddie Mac Gold Pool 4% 2/1/2043	21,942	21,134
Freddie Mac Gold Pool 4% 4/1/2042	9,941	9,629
Freddie Mac Gold Pool 4% 4/1/2049	156,419	149,141
Freddie Mac Gold Pool 4% 5/1/2045	5,007	4,834
Freddie Mac Gold Pool 4% 5/1/2048	8,440	8,041
Freddie Mac Gold Pool 4% 6/1/2047	415,199	393,918
Freddie Mac Gold Pool 4% 7/1/2042	4,569	4,426
Freddie Mac Gold Pool 4% 7/1/2045	21,362	20,675
Freddie Mac Gold Pool 4% 7/1/2049	47,109	44,711
Freddie Mac Gold Pool 4% 7/1/2052	665,871	625,577
Freddie Mac Gold Pool 4% 7/1/2052	38,821	36,472
Freddie Mac Gold Pool 4% 8/1/2038	100,243	97,792
Freddie Mac Gold Pool 4% 8/1/2049	72,008	68,342
Freddie Mac Gold Pool 4% 9/1/2040	4,309	4,176
Freddie Mac Gold Pool 4% 9/1/2045	36,065	34,633
Freddie Mac Gold Pool 4% 9/1/2048	141,657	134,795
Freddie Mac Gold Pool 4% 9/1/2048	71,820	68,254
Freddie Mac Gold Pool 4% 9/1/2048	48,431	46,026
Freddie Mac Gold Pool 4.5% 1/1/2049	9,112	8,910
Freddie Mac Gold Pool 4.5% 1/1/2050	47,273	46,140
Freddie Mac Gold Pool 4.5% 10/1/2048	24,974	24,430
Freddie Mac Gold Pool 4.5% 10/1/2052	393,724	380,009
Freddie Mac Gold Pool 4.5% 11/1/2040	323,468	320,667
Freddie Mac Gold Pool 4.5% 11/1/2049	47,823	46,691
Freddie Mac Gold Pool 4.5% 12/1/2048	15,549	15,205
Freddie Mac Gold Pool 4.5% 2/1/2053	87,139	84,478
Freddie Mac Gold Pool 4.5% 2/1/2054	95,075	91,630
Freddie Mac Gold Pool 4.5% 2/1/2055	499,999	481,879
Freddie Mac Gold Pool 4.5% 3/1/2049	49,486	48,392
Freddie Mac Gold Pool 4.5% 4/1/2050	66,209	64,601
Freddie Mac Gold Pool 4.5% 4/1/2053	87,761	84,670
Freddie Mac Gold Pool 4.5% 5/1/2049	11,320	11,063
Freddie Mac Gold Pool 4.5% 7/1/2041	28,133	27,858
Freddie Mac Gold Pool 4.5% 7/1/2048	35,629	34,852
Freddie Mac Gold Pool 4.5% 8/1/2048	57,993	56,729
Freddie Mac Gold Pool 4.5% 8/1/2048	89,978	88,018
Freddie Mac Gold Pool 4.5% 8/1/2052	421,105	406,436
Freddie Mac Gold Pool 4.5% 8/1/2053	173,909	167,675
Freddie Mac Gold Pool 4.5% 8/1/2054	23,920	23,053
Freddie Mac Gold Pool 4.5% 9/1/2048	9,232	9,042
Freddie Mac Gold Pool 4.5% 9/1/2052	93,998	90,724
Freddie Mac Gold Pool 5% 10/1/2053	99,245	97,885
Freddie Mac Gold Pool 5% 11/1/2052	94,916	93,933
Freddie Mac Gold Pool 5% 12/1/2048	25,601	25,639
Freddie Mac Gold Pool 5% 12/1/2052	175,962	174,744
Freddie Mac Gold Pool 5% 12/1/2053	98,287	96,808
Freddie Mac Gold Pool 5% 2/1/2049	5,335	5,349
Freddie Mac Gold Pool 5% 4/1/2039	81,652	82,120
Freddie Mac Gold Pool 5% 4/1/2053	357,836	353,346
Freddie Mac Gold Pool 5% 4/1/2053	176,695	175,196
Freddie Mac Gold Pool 5% 4/1/2053	93,132	91,818
Freddie Mac Gold Pool 5% 5/1/2050	15,714	15,699
Freddie Mac Gold Pool 5% 6/1/2053	89,236	88,117
Freddie Mac Gold Pool 5% 6/1/2053	181,198	179,276
Freddie Mac Gold Pool 5% 7/1/2054	97,663	96,132
Freddie Mac Gold Pool 5% 8/1/2052	138,901	137,467
Freddie Mac Gold Pool 5% 9/1/2052	248,892	245,832
Freddie Mac Gold Pool 5.5% 1/1/2053	62,723	63,076
Freddie Mac Gold Pool 5.5% 10/1/2054	200,350	202,423
Freddie Mac Gold Pool 5.5% 11/1/2053	448,055	449,891
Freddie Mac Gold Pool 5.5% 11/1/2054	149,145	151,481
Freddie Mac Gold Pool 5.5% 12/1/2052	189,821	191,014
Freddie Mac Gold Pool 5.5% 12/1/2054	205,301	205,693
Freddie Mac Gold Pool 5.5% 3/1/2053	335,604	337,399
Freddie Mac Gold Pool 5.5% 4/1/2053	174,316	175,412
Freddie Mac Gold Pool 5.5% 4/1/2054	180,336	180,793
Freddie Mac Gold Pool 5.5% 6/1/2039	82,050	83,339
Freddie Mac Gold Pool 5.5% 6/1/2049	40,154	41,059
Freddie Mac Gold Pool 5.5% 6/1/2054	99,825	100,072
Freddie Mac Gold Pool 5.5% 7/1/2039	81,850	83,136
Freddie Mac Gold Pool 5.5% 7/1/2053	273,223	274,343
Freddie Mac Gold Pool 5.5% 7/1/2054	539,832	544,406
Freddie Mac Gold Pool 5.5% 8/1/2053	90,337	90,642
Freddie Mac Gold Pool 5.5% 8/1/2053	98,183	98,585
Freddie Mac Gold Pool 5.5% 9/1/2039	29,104	29,562
Freddie Mac Gold Pool 5.5% 9/1/2053	165,239	167,414
Freddie Mac Gold Pool 6% 1/1/2053	252,603	258,369
Freddie Mac Gold Pool 6% 1/1/2053	169,921	173,799
Freddie Mac Gold Pool 6% 12/1/2052	484,268	495,323
Freddie Mac Gold Pool 6% 12/1/2053	166,158	169,173
Freddie Mac Gold Pool 6% 12/1/2053	190,780	196,306
Freddie Mac Gold Pool 6% 4/1/2054	346,165	357,204
Freddie Mac Gold Pool 6% 5/1/2054	189,371	192,629
Freddie Mac Gold Pool 6% 5/1/2054	468,239	483,756
Freddie Mac Gold Pool 6% 6/1/2053	163,645	167,023
Freddie Mac Gold Pool 6% 6/1/2054	95,129	96,754
Freddie Mac Gold Pool 6.5% 12/1/2053	105,030	109,635
Freddie Mac Gold Pool 6.5% 2/1/2054	196,076	204,243
Freddie Mac Gold Pool 6.5% 6/1/2054	203,003	212,172
Freddie Mac Gold Pool 6.5% 6/1/2054	100,847	106,001
Freddie Mac Gold Pool 6.5% 8/1/2053	76,740	79,331
Freddie Mac Gold Pool 6.5% 9/1/2053	467,439	483,222
Freddie Mac Gold Pool 6.5% 9/1/2054	117,514	123,594
Freddie Mac Gold Pool 7% 1/1/2054	29,422	30,941
Freddie Mac Non Gold Pool 5.5% 4/1/2054	125,427	125,941
Freddie Mac Non Gold Pool 5.5% 8/1/2054	23,591	23,636
Ginnie Mae I Pool 2.5% 7/20/2052	90,615	77,745
Ginnie Mae I Pool 3% 10/20/2042	50,171	45,845
Ginnie Mae I Pool 3% 7/20/2052	245,985	219,309
Ginnie Mae I Pool 3% 9/20/2052	89,092	79,528
Ginnie Mae I Pool 3.5% 10/20/2052	263,827	242,626
Ginnie Mae I Pool 3.5% 10/20/2054	49,624	45,539
Ginnie Mae I Pool 3.5% 11/20/2052	175,930	161,779
Ginnie Mae I Pool 3.5% 12/20/2052	185,144	170,251
Ginnie Mae I Pool 3.5% 7/20/2052	332,560	305,836
Ginnie Mae I Pool 4% 1/20/2053	172,912	163,403
Ginnie Mae I Pool 4% 10/20/2052	350,492	331,355
Ginnie Mae I Pool 4% 12/20/2052	45,479	42,978
Ginnie Mae I Pool 4% 3/20/2047	48,163	46,176
Ginnie Mae I Pool 4% 6/20/2053	91,334	86,276
Ginnie Mae I Pool 4% 7/20/2052	167,840	158,938
Ginnie Mae I Pool 4% 8/20/2052	168,804	159,746
Ginnie Mae I Pool 4.5% 10/20/2052	341,415	331,410
Ginnie Mae I Pool 4.5% 10/20/2054	124,534	120,311
Ginnie Mae I Pool 4.5% 2/20/2053	87,577	84,956
Ginnie Mae I Pool 4.5% 4/20/2053	92,907	90,040
Ginnie Mae I Pool 4.5% 7/20/2052	165,582	160,782
Ginnie Mae I Pool 4.5% 8/20/2052	83,415	80,997
Ginnie Mae I Pool 5% 10/20/2052	254,443	251,656
Ginnie Mae I Pool 5% 10/20/2054	399,150	394,342
Ginnie Mae I Pool 5% 12/20/2052	84,242	83,319
Ginnie Mae I Pool 5% 4/20/2053	262,440	259,483
Ginnie Mae I Pool 5% 9/20/2052	247,095	244,620
Ginnie Mae I Pool 5.5% 1/20/2053	76,998	77,568
Ginnie Mae I Pool 5.5% 10/20/2054	149,999	150,547
Ginnie Mae I Pool 5.5% 12/20/2052	231,391	233,249
Ginnie Mae I Pool 5.5% 2/20/2053	79,008	79,642
Ginnie Mae I Pool 5.5% 4/20/2053	41,797	42,106
Ginnie Mae I Pool 5.5% 5/20/2053	171,657	172,928
Ginnie Mae I Pool 5.5% 6/20/2053	211,416	212,783
Ginnie Mae I Pool 6% 12/20/2052	263,092	267,875
Ginnie Mae I Pool 6% 4/20/2053	69,863	71,139
Ginnie Mae I Pool 6.5% 12/20/2052	49,853	50,966
Ginnie Mae II Pool 1.5% 5/20/2051	37,412	29,451
Ginnie Mae II Pool 2% 1/20/2051	888,656	730,050
Ginnie Mae II Pool 2% 1/20/2052	56,038	46,111
Ginnie Mae II Pool 2% 11/20/2051	540,872	444,549
Ginnie Mae II Pool 2% 12/20/2050	1,548,022	1,272,096
Ginnie Mae II Pool 2% 12/20/2051	78,339	64,388
Ginnie Mae II Pool 2% 2/20/2051	563,391	463,146
Ginnie Mae II Pool 2% 2/20/2052	96,600	79,397
Ginnie Mae II Pool 2% 3/1/2055 (g)	25,000	20,531
Ginnie Mae II Pool 2% 3/20/2051	902,579	742,122
Ginnie Mae II Pool 2% 3/20/2052	74,367	61,123
Ginnie Mae II Pool 2% 4/1/2055 (g)	25,000	20,537
Ginnie Mae II Pool 2% 4/20/2051	505,433	415,421
Ginnie Mae II Pool 2% 6/20/2051	326,698	268,619
Ginnie Mae II Pool 2% 7/20/2051	108,036	88,830
Ginnie Mae II Pool 2.5% 1/20/2051	112,749	96,806
Ginnie Mae II Pool 2.5% 10/20/2050	386,356	332,329
Ginnie Mae II Pool 2.5% 11/20/2050	172,554	148,424
Ginnie Mae II Pool 2.5% 12/20/2049	83,634	71,965
Ginnie Mae II Pool 2.5% 12/20/2050	154,648	132,732
Ginnie Mae II Pool 2.5% 12/20/2051	89,708	76,953
Ginnie Mae II Pool 2.5% 2/20/2051	111,447	95,688
Ginnie Mae II Pool 2.5% 2/20/2052	484,195	415,352
Ginnie Mae II Pool 2.5% 3/1/2055 (g)	750,000	642,770
Ginnie Mae II Pool 2.5% 3/20/2050	51,092	43,947
Ginnie Mae II Pool 2.5% 3/20/2051	60,297	51,761
Ginnie Mae II Pool 2.5% 4/20/2052	81,270	69,728
Ginnie Mae II Pool 2.5% 5/20/2050	129,387	111,294
Ginnie Mae II Pool 2.5% 5/20/2051	464,884	398,932
Ginnie Mae II Pool 2.5% 5/20/2052	185,739	159,359
Ginnie Mae II Pool 2.5% 6/20/2051	148,698	127,556
Ginnie Mae II Pool 2.5% 7/20/2051	1,239,225	1,062,644
Ginnie Mae II Pool 2.5% 8/20/2050	172,492	148,209
Ginnie Mae II Pool 2.5% 8/20/2051	391,954	336,103
Ginnie Mae II Pool 2.5% 9/20/2050	393,237	338,248
Ginnie Mae II Pool 2.5% 9/20/2051	148,467	127,311
Ginnie Mae II Pool 3% 1/20/2043	3,121	2,850
Ginnie Mae II Pool 3% 1/20/2050	240,714	215,569
Ginnie Mae II Pool 3% 10/20/2050	246,713	220,709
Ginnie Mae II Pool 3% 11/20/2047	17,010	15,329
Ginnie Mae II Pool 3% 11/20/2049	63,670	57,019
Ginnie Mae II Pool 3% 11/20/2051	44,649	39,835
Ginnie Mae II Pool 3% 11/20/2053	87,482	78,330
Ginnie Mae II Pool 3% 11/20/2054	24,725	22,007
Ginnie Mae II Pool 3% 12/20/2047	101,840	91,774
Ginnie Mae II Pool 3% 12/20/2049	79,959	71,606
Ginnie Mae II Pool 3% 12/20/2054	98,906	88,033
Ginnie Mae II Pool 3% 2/20/2046	68,577	62,056
Ginnie Mae II Pool 3% 2/20/2050	79,340	71,052
Ginnie Mae II Pool 3% 2/20/2051	189,787	169,784
Ginnie Mae II Pool 3% 3/1/2055 (g)	300,000	267,036
Ginnie Mae II Pool 3% 3/20/2043	3,196	2,918
Ginnie Mae II Pool 3% 3/20/2048	32,852	29,564
Ginnie Mae II Pool 3% 3/20/2052	278,359	248,172
Ginnie Mae II Pool 3% 4/1/2055 (g)	100,000	88,993
Ginnie Mae II Pool 3% 4/20/2048	38,421	34,623
Ginnie Mae II Pool 3% 4/20/2050	164,989	147,702
Ginnie Mae II Pool 3% 4/20/2051	32,545	29,097
Ginnie Mae II Pool 3% 4/20/2052	147,485	131,398
Ginnie Mae II Pool 3% 5/20/2052	533,786	475,565
Ginnie Mae II Pool 3% 6/20/2050	90,089	80,650
Ginnie Mae II Pool 3% 6/20/2052	389,287	346,705
Ginnie Mae II Pool 3% 7/20/2042	4,236	3,872
Ginnie Mae II Pool 3% 7/20/2046	30,905	27,966
Ginnie Mae II Pool 3% 7/20/2049	55,581	49,810
Ginnie Mae II Pool 3% 7/20/2050	52,123	46,662
Ginnie Mae II Pool 3% 8/20/2043	3,467	3,159
Ginnie Mae II Pool 3% 8/20/2046	154,669	139,962
Ginnie Mae II Pool 3% 8/20/2050	55,380	49,543
Ginnie Mae II Pool 3% 8/20/2051	120,990	107,945
Ginnie Mae II Pool 3.5% 1/20/2048	52,952	49,222
Ginnie Mae II Pool 3.5% 1/20/2050	218,175	201,989
Ginnie Mae II Pool 3.5% 1/20/2055	249,568	229,026
Ginnie Mae II Pool 3.5% 10/20/2048	12,704	11,789
Ginnie Mae II Pool 3.5% 12/20/2049	29,930	27,709
Ginnie Mae II Pool 3.5% 12/20/2054	174,556	160,188
Ginnie Mae II Pool 3.5% 2/20/2046	105,933	98,769
Ginnie Mae II Pool 3.5% 2/20/2049	85,026	78,957
Ginnie Mae II Pool 3.5% 2/20/2051	206,720	191,384
Ginnie Mae II Pool 3.5% 3/20/2048	53,775	49,936
Ginnie Mae II Pool 3.5% 3/20/2049	67,786	62,884
Ginnie Mae II Pool 3.5% 3/20/2050	241,035	223,153
Ginnie Mae II Pool 3.5% 3/20/2051	207,211	191,401
Ginnie Mae II Pool 3.5% 4/20/2046	80,241	74,815
Ginnie Mae II Pool 3.5% 4/20/2049	11,588	10,750
Ginnie Mae II Pool 3.5% 5/20/2046	38,446	35,846
Ginnie Mae II Pool 3.5% 5/20/2051	30,493	28,167
Ginnie Mae II Pool 3.5% 5/20/2052	163,555	150,565
Ginnie Mae II Pool 3.5% 5/20/2054	94,526	86,945
Ginnie Mae II Pool 3.5% 7/20/2049	20,198	18,725
Ginnie Mae II Pool 3.5% 8/20/2049	7,125	6,605
Ginnie Mae II Pool 3.5% 9/20/2049	13,883	12,871
Ginnie Mae II Pool 4% 1/20/2049	29,684	28,385
Ginnie Mae II Pool 4% 1/20/2055	74,867	70,592
Ginnie Mae II Pool 4% 10/20/2048	21,714	20,764
Ginnie Mae II Pool 4% 10/20/2049	29,010	27,677
Ginnie Mae II Pool 4% 11/20/2049	33,206	31,650
Ginnie Mae II Pool 4% 12/20/2047	13,950	13,361
Ginnie Mae II Pool 4% 12/20/2049	41,415	39,474
Ginnie Mae II Pool 4% 12/20/2050	41,130	39,164
Ginnie Mae II Pool 4% 2/20/2050	52,231	49,832
Ginnie Mae II Pool 4% 3/1/2055 (g)	25,000	23,566
Ginnie Mae II Pool 4% 3/20/2050	173,956	165,803
Ginnie Mae II Pool 4% 4/20/2047	18,374	17,616
Ginnie Mae II Pool 4% 4/20/2049	19,613	18,712
Ginnie Mae II Pool 4% 4/20/2050	23,409	22,290
Ginnie Mae II Pool 4% 5/20/2048	38,907	37,229
Ginnie Mae II Pool 4% 5/20/2050	26,000	24,806
Ginnie Mae II Pool 4% 5/20/2054	221,805	209,140
Ginnie Mae II Pool 4% 6/20/2048	10,427	9,978
Ginnie Mae II Pool 4% 6/20/2051	57,101	54,180
Ginnie Mae II Pool 4% 8/20/2048	42,618	40,753
Ginnie Mae II Pool 4% 8/20/2054	148,170	139,710
Ginnie Mae II Pool 4.5% 1/20/2049	88,784	86,980
Ginnie Mae II Pool 4.5% 1/20/2055	274,497	265,187
Ginnie Mae II Pool 4.5% 10/20/2053	94,837	91,688
Ginnie Mae II Pool 4.5% 11/20/2048	17,556	17,210
Ginnie Mae II Pool 4.5% 11/20/2054	99,596	96,218
Ginnie Mae II Pool 4.5% 12/20/2049	13,530	13,255
Ginnie Mae II Pool 4.5% 12/20/2050	56,546	55,397
Ginnie Mae II Pool 4.5% 12/20/2053	96,585	93,339
Ginnie Mae II Pool 4.5% 2/20/2049	8,989	8,806
Ginnie Mae II Pool 4.5% 2/20/2050	75,615	74,079
Ginnie Mae II Pool 4.5% 2/20/2055	100,000	96,609
Ginnie Mae II Pool 4.5% 4/20/2049	10,826	10,606
Ginnie Mae II Pool 4.5% 4/20/2050	22,614	22,141
Ginnie Mae II Pool 4.5% 4/20/2051	55,176	53,883
Ginnie Mae II Pool 4.5% 5/20/2049	16,815	16,473
Ginnie Mae II Pool 4.5% 5/20/2054	98,178	94,849
Ginnie Mae II Pool 4.5% 6/20/2054	172,404	166,558
Ginnie Mae II Pool 4.5% 7/20/2053	92,496	89,511
Ginnie Mae II Pool 4.5% 8/20/2048	44,457	43,637
Ginnie Mae II Pool 4.5% 9/20/2049	17,179	16,840
Ginnie Mae II Pool 5% 1/20/2055	224,618	221,841
Ginnie Mae II Pool 5% 10/20/2048	8,293	8,315
Ginnie Mae II Pool 5% 11/20/2049	27,381	27,515
Ginnie Mae II Pool 5% 11/20/2053	94,129	93,179
Ginnie Mae II Pool 5% 11/20/2054	299,348	295,648
Ginnie Mae II Pool 5% 12/20/2047	13,204	13,351
Ginnie Mae II Pool 5% 12/20/2054	74,670	73,747
Ginnie Mae II Pool 5% 2/20/2055	175,000	172,837
Ginnie Mae II Pool 5% 3/20/2049	8,597	8,617
Ginnie Mae II Pool 5% 3/20/2050	17,472	17,639
Ginnie Mae II Pool 5% 5/20/2054	97,597	96,459
Ginnie Mae II Pool 5% 6/20/2048	27,638	27,739
Ginnie Mae II Pool 5% 6/20/2054	98,088	96,945
Ginnie Mae II Pool 5% 7/20/2048	7,740	7,761
Ginnie Mae II Pool 5% 7/20/2053	181,845	180,009
Ginnie Mae II Pool 5% 8/20/2053	92,137	91,207
Ginnie Mae II Pool 5% 9/20/2053	91,293	90,371
Ginnie Mae II Pool 5.5% 1/20/2055	274,999	276,004
Ginnie Mae II Pool 5.5% 10/20/2053	175,434	176,569
Ginnie Mae II Pool 5.5% 12/20/2048	9,004	9,247
Ginnie Mae II Pool 5.5% 2/20/2054	241,800	242,684
Ginnie Mae II Pool 5.5% 3/1/2055 (g)	550,000	551,539
Ginnie Mae II Pool 5.5% 4/1/2055 (g)	350,000	350,637
Ginnie Mae II Pool 5.5% 7/20/2054	246,177	247,231
Ginnie Mae II Pool 5.5% 8/20/2054	246,849	247,752
Ginnie Mae II Pool 5.5% 9/20/2053	167,685	168,769
Ginnie Mae II Pool 6% 1/20/2055	348,998	354,334
Ginnie Mae II Pool 6% 12/20/2054	697,299	708,179
Ginnie Mae II Pool 6% 3/1/2055 (g)	400,000	405,430
Ginnie Mae II Pool 6% 4/1/2055 (g)	250,000	253,120
Ginnie Mae II Pool 6.5% 3/1/2055 (g)	1,000,000	1,019,857
Ginnie Mae II Pool 6.5% 7/20/2053	115,222	117,795
Uniform Mortgage Backed Securities 2% 3/1/2055 (g)	3,625,000	2,899,150
Uniform Mortgage Backed Securities 2% 4/1/2055 (g)	3,100,000	2,480,969
Uniform Mortgage Backed Securities 3% 3/1/2055 (g)	675,000	588,331
Uniform Mortgage Backed Securities 4% 3/1/2055 (g)	725,000	679,801
Uniform Mortgage Backed Securities 4.5% 4/1/2055 (g)	775,000	745,514
Uniform Mortgage Backed Securities 5% 3/1/2055 (g)	1,900,000	1,869,125
Uniform Mortgage Backed Securities 5.5% 3/1/2055 (g)	400,000	400,499
Uniform Mortgage Backed Securities 6% 3/1/2055 (g)	1,375,000	1,397,236
Uniform Mortgage Backed Securities 6.5% 3/1/2055 (g)	675,000	695,303
Uniform Mortgage Backed Securities 7% 3/1/2055 (g)	675,000	706,961
TOTAL UNITED STATES		131,223,426
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $139,745,729)		131,223,426

U.S. Government Agency Obligations - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Financials - 0.3%
Financial Services - 0.3%
Fannie Mae 0.75% 10/8/2027	125,000	115,177
Fannie Mae 0.875% 8/5/2030	83,000	70,164
Fannie Mae 6.625% 11/15/2030	229,000	257,761
Federal Home Loan Bank 1.25% 10/26/2026	930,000	888,023
Federal Home Loan Bank 3.25% 6/9/2028	55,000	53,763
Federal Home Loan Bank 4.375% 9/8/2028	10,000	10,122
Freddie Mac Non Gold Pool 6.25% 7/15/2032	130,000	147,115

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,613,523)		1,542,125

U.S. Treasury Obligations - 44.7%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 8/15/2040	1.35 to 1.88	775,000	488,855
US Treasury Bonds 1.25% 5/15/2050	1.47 to 1.86	1,092,000	551,332
US Treasury Bonds 1.375% 11/15/2040	1.65 to 1.92	599,000	391,713
US Treasury Bonds 1.375% 8/15/2050	1.50 to 1.93	949,000	492,294
US Treasury Bonds 1.625% 11/15/2050	1.57 to 1.95	1,136,000	629,238
US Treasury Bonds 1.75% 8/15/2041	2.01 to 3.46	1,262,000	861,167
US Treasury Bonds 1.875% 11/15/2051	1.89 to 3.21	1,189,000	696,726
US Treasury Bonds 1.875% 2/15/2041	2.14 to 2.25	1,509,000	1,066,851
US Treasury Bonds 1.875% 2/15/2051	2.30 to 2.31	96,000	56,659
US Treasury Bonds 2% 11/15/2041	1.88 to 3.34	1,046,000	739,677
US Treasury Bonds 2% 2/15/2050	1.71	45,000	27,687
US Treasury Bonds 2% 8/15/2051	2.04	579,000	350,928
US Treasury Bonds 2.25% 2/15/2052	2.49	100,000	64,258
US Treasury Bonds 2.25% 5/15/2041	1.96 to 3.29	2,291,000	1,709,480
US Treasury Bonds 2.25% 8/15/2046	3.03	6,000	4,084
US Treasury Bonds 2.25% 8/15/2049	2.22 to 2.31	34,000	22,267
US Treasury Bonds 2.375% 11/15/2049	2.39	1,000	671
US Treasury Bonds 2.375% 2/15/2042	3.61	1,650,000	1,232,796
US Treasury Bonds 2.375% 5/15/2051	2.05 to 2.97	842,000	560,226
US Treasury Bonds 2.5% 2/15/2046	2.33 to 3.07	89,000	64,066
US Treasury Bonds 2.5% 5/15/2046	2.54 to 2.91	83,000	59,540
US Treasury Bonds 2.75% 11/15/2042	2.83	4,000	3,135
US Treasury Bonds 2.75% 11/15/2047	2.15 to 3.08	23,000	17,000
US Treasury Bonds 2.75% 8/15/2042	3.22	41,000	32,273
US Treasury Bonds 2.875% 5/15/2049	2.62	12,000	8,969
US Treasury Bonds 2.875% 5/15/2052	3.07 to 4.29	2,450,000	1,810,703
US Treasury Bonds 2.875% 8/15/2045	1.81	95,000	73,644
US Treasury Bonds 3% 11/15/2044	3.38	7,000	5,575
US Treasury Bonds 3% 11/15/2045	3.36	8,000	6,318
US Treasury Bonds 3% 2/15/2048	3.02	4,000	3,089
US Treasury Bonds 3% 2/15/2049	3.09	20,000	15,336
US Treasury Bonds 3% 5/15/2042	3.12	13,000	10,675
US Treasury Bonds 3% 5/15/2045	2.32 to 3.03	121,000	95,978
US Treasury Bonds 3% 5/15/2047	2.95	17,000	13,225
US Treasury Bonds 3% 8/15/2048	3.20 to 3.39	28,000	21,533
US Treasury Bonds 3% 8/15/2052	3.29 to 4.15	2,260,000	1,713,009
US Treasury Bonds 3.125% 11/15/2041	2.06	75,000	63,220
US Treasury Bonds 3.125% 2/15/2043	2.40 to 2.87	125,000	103,452
US Treasury Bonds 3.125% 5/15/2048	2.75 to 3.09	57,000	44,932
US Treasury Bonds 3.125% 8/15/2044	3.05 to 3.09	238,000	193,858
US Treasury Bonds 3.25% 5/15/2042	3.28 to 4.49	665,000	566,393
US Treasury Bonds 3.375% 11/15/2048	3.03 to 3.25	32,000	26,299
US Treasury Bonds 3.375% 5/15/2044	2.54 to 3.16	198,000	168,277
US Treasury Bonds 3.375% 8/15/2042	4.43	390,000	337,198
US Treasury Bonds 3.625% 2/15/2053	3.67 to 3.96	400,000	342,813
US Treasury Bonds 3.625% 5/15/2053	4.01 to 4.40	100,000	85,758
US Treasury Bonds 3.625% 8/15/2043	3.34 to 3.45	47,000	41,648
US Treasury Bonds 3.75% 11/15/2043	3.16	39,000	35,138
US Treasury Bonds 3.75% 8/15/2041	2.43 to 3.39	48,000	44,128
US Treasury Bonds 3.875% 2/15/2043	3.81 to 4.59	2,320,000	2,140,744
US Treasury Bonds 3.875% 5/15/2043	4.01 to 4.57	650,000	597,891
US Treasury Bonds 3.875% 8/15/2040	2.34	20,000	18,816
US Treasury Bonds 4% 11/15/2042	3.69 to 3.97	1,920,000	1,805,175
US Treasury Bonds 4% 11/15/2052	3.92 to 3.97	645,000	591,208
US Treasury Bonds 4.125% 8/15/2044	4.13 to 4.70	4,010,000	3,792,584
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.03	1,500,000	1,406,660
US Treasury Bonds 4.25% 2/15/2054	4.34 to 4.78	5,043,000	4,837,538
US Treasury Bonds 4.25% 8/15/2054	4.11 to 4.52	2,860,000	2,748,281
US Treasury Bonds 4.375% 11/15/2039	2.41	24,000	24,008
US Treasury Bonds 4.375% 5/15/2040	2.77	45,000	44,931
US Treasury Bonds 4.375% 8/15/2043	4.39 to 5.20	2,570,000	2,525,828
US Treasury Bonds 4.5% 11/15/2054	4.34 to 4.80	1,690,000	1,694,489
US Treasury Bonds 4.5% 2/15/2036	3.21	1,000	1,033
US Treasury Bonds 4.5% 2/15/2044	4.36 to 4.93	3,050,000	3,039,993
US Treasury Bonds 4.5% 5/15/2038	2.94	45,000	46,071
US Treasury Bonds 4.625% 11/15/2044	4.42 to 4.92	930,000	940,172
US Treasury Bonds 4.625% 2/15/2055	4.47	720,000	736,988
US Treasury Bonds 4.625% 5/15/2044	4.18 to 4.71	2,080,000	2,104,862
US Treasury Bonds 4.625% 5/15/2054	4.07 to 4.63	1,700,000	1,736,191
US Treasury Bonds 4.75% 11/15/2043	4.20 to 4.74	2,520,000	2,595,698
US Treasury Bonds 5% 5/15/2037	2.92	10,000	10,744
US Treasury Notes 0.375% 1/31/2026	0.89	781,000	754,580
US Treasury Notes 0.375% 7/31/2027	0.42 to 0.48	1,248,000	1,145,527
US Treasury Notes 0.5% 10/31/2027	0.64	64,000	58,425
US Treasury Notes 0.5% 5/31/2027	0.44 to 0.70	1,548,000	1,433,109
US Treasury Notes 0.5% 6/30/2027	0.39 to 0.66	1,571,000	1,450,659
US Treasury Notes 0.5% 8/31/2027	1.19	309,000	283,689
US Treasury Notes 0.625% 11/30/2027	0.62 to 0.78	509,000	465,039
US Treasury Notes 0.625% 12/31/2027	0.76	338,000	307,936
US Treasury Notes 0.625% 3/31/2027	0.38 to 0.60	808,000	754,249
US Treasury Notes 0.625% 5/15/2030	1.69	75,000	63,076
US Treasury Notes 0.625% 8/15/2030	0.71	204,000	170,061
US Treasury Notes 0.75% 1/31/2028	0.93 to 0.94	263,000	239,874
US Treasury Notes 0.75% 4/30/2026	0.81	1,041,000	1,001,719
US Treasury Notes 0.75% 8/31/2026	1.23 to 1.24	595,000	566,854
US Treasury Notes 0.875% 6/30/2026	0.79	430,000	412,447
US Treasury Notes 0.875% 9/30/2026	1.12 to 1.19	1,510,000	1,437,744
US Treasury Notes 1% 7/31/2028	1.13	2,000	1,810
US Treasury Notes 1.125% 2/15/2031	1.63	2,000	1,693
US Treasury Notes 1.125% 2/28/2027	0.73	1,000	945
US Treasury Notes 1.125% 2/29/2028	1.28	1,000	919
US Treasury Notes 1.125% 8/31/2028	1.13	10,000	9,073
US Treasury Notes 1.25% 12/31/2026	2.17	225,000	214,163
US Treasury Notes 1.25% 3/31/2028	1.30	13,000	11,983
US Treasury Notes 1.25% 4/30/2028	1.25 to 1.26	659,000	606,023
US Treasury Notes 1.25% 6/30/2028	0.99	262,000	239,832
US Treasury Notes 1.25% 8/15/2031	3.20	259,000	217,550
US Treasury Notes 1.25% 9/30/2028	1.56	5,000	4,547
US Treasury Notes 1.375% 10/31/2028	1.39 to 1.81	410,000	373,821
US Treasury Notes 1.375% 12/31/2028	1.56 to 1.76	995,000	903,001
US Treasury Notes 1.375% 8/31/2026	0.54 to 1.64	695,000	668,503
US Treasury Notes 1.5% 1/31/2027	3.03	173,000	165,093
US Treasury Notes 1.5% 11/30/2028	1.92 to 2.37	2,379,000	2,174,648
US Treasury Notes 1.5% 8/15/2026	2.85 to 2.96	574,000	553,641
US Treasury Notes 1.625% 10/31/2026	1.70 to 1.82	215,000	206,795
US Treasury Notes 1.625% 8/15/2029	0.81 to 1.92	176,000	159,239
US Treasury Notes 1.625% 9/30/2026	0.40	93,000	89,640
US Treasury Notes 1.75% 1/31/2029	2.89 to 2.94	465,000	427,437
US Treasury Notes 1.875% 2/28/2027	2.85	160,000	153,556
US Treasury Notes 1.875% 2/28/2029	3.26	25,000	23,056
US Treasury Notes 1.875% 6/30/2026	1.70	88,000	85,539
US Treasury Notes 1.875% 7/31/2026	1.42 to 1.61	238,000	230,962
US Treasury Notes 2% 11/15/2026	2.85	110,000	106,365
US Treasury Notes 2.25% 11/15/2027	2.08 to 2.47	100,000	95,621
US Treasury Notes 2.25% 2/15/2027	3.09 to 3.14	134,000	129,624
US Treasury Notes 2.25% 8/15/2027	3.05	35,000	33,601
US Treasury Notes 2.375% 5/15/2027	3.19	22,000	21,254
US Treasury Notes 2.375% 5/15/2029	2.12	16,000	15,001
US Treasury Notes 2.625% 12/31/2025	2.55	5,000	4,938
US Treasury Notes 2.625% 2/15/2029	2.56	57,000	54,150
US Treasury Notes 2.625% 5/31/2027	2.84 to 3.07	670,000	650,528
US Treasury Notes 2.625% 7/31/2029	3.15	735,000	694,230
US Treasury Notes 2.75% 2/15/2028	1.53 to 3.13	492,000	475,395
US Treasury Notes 2.75% 7/31/2027	2.70 to 3.18	1,095,000	1,064,289
US Treasury Notes 2.75% 8/15/2032	4.05	436,000	397,799
US Treasury Notes 2.875% 11/30/2025	2.67	31,000	30,697
US Treasury Notes 2.875% 5/15/2028	1.90 to 2.72	323,000	312,364
US Treasury Notes 2.875% 5/15/2032	3.02 to 4.06	265,000	244,628
US Treasury Notes 2.875% 5/31/2025	2.86	10,000	9,965
US Treasury Notes 2.875% 6/15/2025	2.87 to 3.02	100,000	99,573
US Treasury Notes 2.875% 8/15/2028	3.23	61,000	58,829
US Treasury Notes 3% 10/31/2025	2.60	74,000	73,406
US Treasury Notes 3.125% 11/15/2028	1.80 to 1.83	155,000	150,398
US Treasury Notes 3.125% 8/31/2027	3.33 to 3.92	2,265,000	2,219,346
US Treasury Notes 3.125% 8/31/2029	3.34 to 3.86	925,000	891,433
US Treasury Notes 3.25% 6/30/2027	2.86 to 3.05	670,000	659,453
US Treasury Notes 3.25% 6/30/2029	2.70 to 3.08	640,000	620,700
US Treasury Notes 3.375% 5/15/2033	3.86	440,000	416,453
US Treasury Notes 3.375% 9/15/2027	3.44 to 3.92	6,190,000	6,101,502
US Treasury Notes 3.5% 1/31/2030	3.61 to 4.07	900,000	879,223
US Treasury Notes 3.5% 2/15/2033	3.64 to 3.97	1,220,000	1,167,530
US Treasury Notes 3.5% 4/30/2028	4.02 to 4.06	1,040,000	1,024,896
US Treasury Notes 3.5% 4/30/2030	3.71 to 3.88	780,000	760,591
US Treasury Notes 3.5% 9/30/2029	3.56 to 3.91	1,290,000	1,262,588
US Treasury Notes 3.625% 3/31/2028	3.51 to 3.58	1,030,000	1,019,579
US Treasury Notes 3.625% 3/31/2030	3.88	180,000	176,653
US Treasury Notes 3.625% 5/15/2026	4.21 to 4.53	1,480,000	1,471,939
US Treasury Notes 3.625% 5/31/2028	4.03 to 4.14	550,000	544,027
US Treasury Notes 3.625% 8/31/2029	3.71	1,110,000	1,092,830
US Treasury Notes 3.625% 9/30/2031	3.65 to 3.98	1,390,000	1,352,589
US Treasury Notes 3.75% 12/31/2028	3.84 to 4.06	840,000	832,486
US Treasury Notes 3.75% 12/31/2030	4.02 to 4.11	1,270,000	1,249,363
US Treasury Notes 3.75% 4/15/2026	3.74	1,720,000	1,713,348
US Treasury Notes 3.75% 5/31/2030	3.98	1,520,000	1,499,397
US Treasury Notes 3.75% 6/30/2030	4.39	140,000	138,075
US Treasury Notes 3.75% 8/15/2027	3.75 to 3.79	4,340,000	4,316,774
US Treasury Notes 3.75% 8/31/2031	3.59 to 3.65	860,000	843,203
US Treasury Notes 3.875% 1/15/2026	3.90 to 4.55	1,310,000	1,307,022
US Treasury Notes 3.875% 10/15/2027	4.08 to 4.16	3,660,000	3,650,850
US Treasury Notes 3.875% 11/30/2027	4.01	5,000	4,987
US Treasury Notes 3.875% 11/30/2029	3.57 to 3.90	1,850,000	1,838,727
US Treasury Notes 3.875% 12/31/2027	3.93	450,000	448,818
US Treasury Notes 3.875% 12/31/2029	3.45 to 3.75	840,000	834,652
US Treasury Notes 3.875% 8/15/2033	4.65 to 4.88	1,050,000	1,028,631
US Treasury Notes 3.875% 8/15/2034	3.78 to 4.28	2,100,000	2,047,572
US Treasury Notes 4% 1/15/2027	4.01 to 4.16	1,770,000	1,769,793
US Treasury Notes 4% 1/31/2029	3.87 to 4.25	1,960,000	1,959,847
US Treasury Notes 4% 1/31/2031	3.91 to 4.29	1,680,000	1,673,634
US Treasury Notes 4% 10/31/2029	3.60 to 4.14	2,710,000	2,707,671
US Treasury Notes 4% 12/15/2025	3.90 to 3.91	1,305,000	1,303,297
US Treasury Notes 4% 12/15/2027	4.20 to 4.36	7,570,000	7,575,780
US Treasury Notes 4% 2/15/2034	4.19 to 4.69	2,320,000	2,288,372
US Treasury Notes 4% 2/28/2030	3.49 to 4.00	1,990,000	1,989,689
US Treasury Notes 4% 2/29/2028	3.53	720,000	720,422
US Treasury Notes 4% 7/31/2030	4.07 to 4.35	680,000	678,645
US Treasury Notes 4.125% 10/31/2027	3.66 to 4.24	1,765,000	1,771,619
US Treasury Notes 4.125% 10/31/2029	4.15	1,580,000	1,587,406
US Treasury Notes 4.125% 10/31/2031	4.13 to 4.24	3,180,000	3,184,969
US Treasury Notes 4.125% 11/15/2027	4.10 to 4.27	3,910,000	3,924,510
US Treasury Notes 4.125% 11/15/2032	3.62 to 3.95	1,385,000	1,385,271
US Treasury Notes 4.125% 11/30/2029	4.03 to 4.28	2,080,000	2,090,725
US Treasury Notes 4.125% 11/30/2031	4.12 to 4.51	1,910,000	1,912,761
US Treasury Notes 4.125% 2/15/2027	4.26 to 4.46	2,210,000	2,215,180
US Treasury Notes 4.125% 2/29/2032	4.10	1,790,000	1,792,238
US Treasury Notes 4.125% 3/31/2029	4.20 to 4.33	1,510,000	1,516,606
US Treasury Notes 4.125% 3/31/2031	4.33 to 4.72	1,500,000	1,503,867
US Treasury Notes 4.125% 6/15/2026	4.29 to 4.50	1,290,000	1,291,109
US Treasury Notes 4.125% 7/31/2028	4.18 to 4.42	1,180,000	1,185,485
US Treasury Notes 4.125% 7/31/2031	3.68 to 4.10	4,540,000	4,548,842
US Treasury Notes 4.125% 8/31/2030	4.35 to 4.63	1,790,000	1,796,083
US Treasury Notes 4.125% 9/30/2027	3.94 to 4.28	1,175,000	1,179,590
US Treasury Notes 4.25% 1/15/2028	4.24	1,240,000	1,249,203
US Treasury Notes 4.25% 1/31/2026	4.22	140,000	140,078
US Treasury Notes 4.25% 1/31/2030	4.33	440,000	444,606
US Treasury Notes 4.25% 11/15/2034	4.15 to 4.60	1,640,000	1,646,406
US Treasury Notes 4.25% 2/15/2028	3.96 to 4.04	4,520,000	4,555,309
US Treasury Notes 4.25% 2/28/2029	4.26 to 4.30	1,350,000	1,362,076
US Treasury Notes 4.25% 2/28/2031	4.10 to 4.31	2,930,000	2,957,698
US Treasury Notes 4.25% 6/30/2029	4.16 to 4.34	1,140,000	1,150,707
US Treasury Notes 4.25% 6/30/2031	4.09 to 4.23	300,000	302,719
US Treasury Notes 4.375% 1/31/2032	4.44	1,160,000	1,179,031
US Treasury Notes 4.375% 11/30/2028	4.29	290,000	293,750
US Treasury Notes 4.375% 11/30/2030	3.87 to 4.36	1,370,000	1,391,781
US Treasury Notes 4.375% 12/15/2026	4.01 to 4.13	2,210,000	2,223,467
US Treasury Notes 4.375% 12/31/2029	4.39 to 4.41	240,000	243,750
US Treasury Notes 4.375% 5/15/2034	3.80 to 4.49	2,070,000	2,099,271
US Treasury Notes 4.375% 7/15/2027	3.71 to 4.20	3,430,000	3,460,159
US Treasury Notes 4.375% 8/15/2026	4.55 to 4.70	1,140,000	1,145,299
US Treasury Notes 4.5% 11/15/2025	4.22	60,000	60,113
US Treasury Notes 4.5% 11/15/2033	3.91 to 4.45	2,640,000	2,703,009
US Treasury Notes 4.5% 12/31/2031	4.49 to 4.52	1,310,000	1,341,113
US Treasury Notes 4.5% 3/31/2026	4.67 to 5.00	980,000	983,828
US Treasury Notes 4.5% 4/15/2027	4.87	1,170,000	1,181,929
US Treasury Notes 4.5% 5/15/2027	4.67	1,530,000	1,546,376
US Treasury Notes 4.5% 7/15/2026	4.37 to 4.68	1,430,000	1,438,491
US Treasury Notes 4.625% 10/15/2026	4.90	590,000	595,416
US Treasury Notes 4.625% 11/15/2026	4.32 to 4.78	4,620,000	4,664,937
US Treasury Notes 4.625% 2/15/2035	4.20	1,560,000	1,613,387
US Treasury Notes 4.625% 2/28/2026	4.64	1,270,000	1,275,725
US Treasury Notes 4.625% 3/15/2026	3.58 to 4.57	2,660,000	2,672,864
US Treasury Notes 4.625% 4/30/2029	4.72	590,000	603,851
US Treasury Notes 4.625% 4/30/2031	4.70	750,000	772,178
US Treasury Notes 4.625% 5/31/2031	4.22 to 4.49	2,800,000	2,882,906
US Treasury Notes 4.625% 6/15/2027	4.40 to 4.52	3,250,000	3,295,703
US Treasury Notes 4.625% 9/15/2026	4.75 to 4.79	90,000	90,788
US Treasury Notes 4.625% 9/30/2028	4.60 to 4.61	1,030,000	1,051,445
US Treasury Notes 4.625% 9/30/2030	4.65 to 4.84	970,000	997,509
US Treasury Notes 4.75% 2/15/2045	4.59	500,000	515,156
US Treasury Notes 4.875% 10/31/2028	4.44 to 4.82	2,540,000	2,615,009
US Treasury Notes 4.875% 10/31/2030	4.47 to 4.89	800,000	832,938
US Treasury Notes 5% 10/31/2025	5.01	480,000	482,318
US Treasury Notes 5% 9/30/2025	4.96 to 5.05	100,000	100,412
TOTAL U.S. TREASURY OBLIGATIONS (Cost $237,952,255)			231,316,467

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i) (Cost $3,419,832)	4.35	3,419,148	3,419,832

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $556,449,441)	532,081,521
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(13,622,707)
NET ASSETS - 100.0%	518,458,814

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 3/1/2055	(25,000)	(20,531)
Ginnie Mae II Pool 3% 3/1/2055	(100,000)	(89,012)
Ginnie Mae II Pool 5.5% 3/1/2055	(350,000)	(350,979)
Ginnie Mae II Pool 6% 3/1/2055	(250,000)	(253,394)
Uniform Mortgage Backed Securities 2% 3/1/2055	(3,100,000)	(2,479,274)
Uniform Mortgage Backed Securities 4.5% 3/1/2055	(775,000)	(746,573)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(3,939,763)

TOTAL TBA SALE COMMITMENTS (Proceeds $3,880,441)		(3,939,763)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $745,449 or 0.1% of net assets.

(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	8,503,522	67,671,379	72,755,069	124,800	-	-	3,419,832	3,419,148	0.0%
Total	8,503,522	67,671,379	72,755,069	124,800	-	-	3,419,832	3,419,148

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	1,811,995	-	1,811,995	-

Bank Notes
Financials	277,943	-	277,943	-

Commercial Mortgage Securities	5,310,925	-	5,310,925	-

Foreign Government and Government Agency Obligations	10,774,837	-	10,774,837	-

Non-Convertible Corporate Bonds
Communication Services	12,734,839	-	12,734,839	-
Consumer Discretionary	9,096,492	-	9,096,492	-
Consumer Staples	6,007,061	-	6,007,061	-
Energy	5,410,922	-	5,410,922	-
Financials	63,952,717	-	63,952,717	-
Health Care	16,751,771	-	16,751,771	-
Industrials	6,239,081	-	6,239,081	-
Information Technology	12,883,809	-	12,883,809	-
Materials	3,314,337	-	3,314,337	-
Real Estate	4,994,610	-	4,994,610	-
Utilities	5,018,332	-	5,018,332	-

U.S. Government Agency - Mortgage Securities	131,223,426	-	131,223,426	-

U.S. Government Agency Obligations
Financials	1,542,125	-	1,542,125	-

U.S. Treasury Obligations	231,316,467	-	231,316,467	-

Money Market Funds	3,419,832	3,419,832	-	-
Total Investments in Securities:	532,081,521	3,419,832	528,661,689	-
Other Financial Instruments:

TBA Sale Commitments	(3,939,763)	-	(3,939,763)	-
Total Other Financial Instruments:	(3,939,763)	-	(3,939,763)	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $553,029,609)	$528,661,689
Fidelity Central Funds (cost $3,419,832)	3,419,832

Total Investment in Securities (cost $556,449,441)		$532,081,521
Cash		591
Receivable for investments sold		6,607,648
Receivable for TBA sale commitments		3,880,441
Receivable for fund shares sold		470,848
Interest receivable		3,923,354
Distributions receivable from Fidelity Central Funds		10,513
Total assets		546,974,916
Liabilities
Payable for investments purchased
Regular delivery	$7,538,404
Delayed delivery	15,825,951
TBA sale commitments, at value	3,939,763
Payable for fund shares redeemed	1,064,102
Distributions payable	105,541
Accrued management fee	42,341
Total liabilities		28,516,102
Net Assets		$518,458,814
Net Assets consist of:
Paid in capital		$553,357,509
Total accumulated earnings (loss)		(34,898,695)
Net Assets		$518,458,814
Net Asset Value, offering price and redemption price per share ($518,458,814 ÷ 55,612,920 shares)		$9.32
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Interest		$9,470,732
Income from Fidelity Central Funds		124,800
Total income		9,595,532
Expenses
Management fee	$242,814
Independent trustees' fees and expenses	638
Total expenses before reductions	243,452
Expense reductions	(2,980)
Total expenses after reductions		240,472
Net Investment income (loss)		9,355,060
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,059,316)
Total net realized gain (loss)		(1,059,316)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(3,489,409)
TBA Sale commitments	(69,393)
Total change in net unrealized appreciation (depreciation)		(3,558,802)
Net gain (loss)		(4,618,118)
Net increase (decrease) in net assets resulting from operations		$4,736,942
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,355,060	$13,892,659
Net realized gain (loss)	(1,059,316)	(3,148,479)
Change in net unrealized appreciation (depreciation)	(3,558,802)	16,734,861
Net increase (decrease) in net assets resulting from operations	4,736,942	27,479,041
Distributions to shareholders	(8,762,964)	(12,836,632)

Share transactions
Proceeds from sales of shares	118,993,162	212,186,610
Reinvestment of distributions	8,111,075	11,802,944
Cost of shares redeemed	(62,834,983)	(106,570,575)

Net increase (decrease) in net assets resulting from share transactions	64,269,254	117,418,979
Total increase (decrease) in net assets	60,243,232	132,061,388

Net Assets
Beginning of period	458,215,582	326,154,194
End of period	$518,458,814	$458,215,582

Other Information
Shares
Sold	12,828,545	23,252,443
Issued in reinvestment of distributions	874,990	1,293,351
Redeemed	(6,783,162)	(11,750,026)
Net increase (decrease)	6,920,373	12,795,768

Financial Highlights
Fidelity® Sustainability Bond Index Fund

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.41	$9.09	$9.45	$10.85	$11.11	$10.71
Income from Investment Operations
Net investment income (loss) A,B	.179	.333	.267	.174	.144	.234
Net realized and unrealized gain (loss)	(.102)	.294	(.383)	(1.401)	(.207)	.453
Total from investment operations	.077	.627	(.116)	(1.227)	(.063)	.687
Distributions from net investment income	(.167)	(.307)	(.244)	(.165)	(.148)	(.239)
Distributions from net realized gain	-	-	-	(.008)	(.049)	(.048)
Total distributions	(.167)	(.307)	(.244)	(.173)	(.197)	(.287)
Net asset value, end of period	$9.32	$9.41	$9.09	$9.45	$10.85	$11.11
Total Return C,D	.84%	7.06%	(1.23)%	(11.40)%	(.56)%	6.53%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.10% G	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10 % G	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% G	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	3.89% G	3.66%	2.90%	1.72%	1.32%	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$518,459	$458,216	$326,154	$298,196	$240,618	$168,955
Portfolio turnover rate H	80 % G	55%	55%	65%	97%	92%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2025

1. Organization.
Fidelity Sustainability Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,617,056
Gross unrealized depreciation	(27,590,772)
Net unrealized appreciation (depreciation)	$(22,973,716)
Tax cost	$554,995,915

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(4,212,619)
Long-term	(7,099,102)
Total capital loss carryforward	$(11,311,721)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainability Bond Index Fund	126,734,168	104,206,512
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .10% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,980.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Sustainability Bond Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary fee (subject to certain exceptions). The Board also considered other expenses such as transfer agent, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the fund's unitary fee arrangement. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for 2023 and above the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked above the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
The Board noted that the fund has a unitary fee that covers expenses beyond portfolio management, unlike the majority of funds within the mapped group. The Board considered that there are no ESG funds in the mapped group. The Board also noted that if funds in a fund complex with a unique at-cost service model were excluded from the similar sales load structure group, the total expense ratio for the fund was below the competitive median.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9887302.106
SBI-I-SANN-0425
Fidelity® Series Corporate Bond Fund

Semi-Annual Report
February 28, 2025
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You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Corporate Bond Fund
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (b)	390,000	396,742
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (b)	378,053	395,216
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (b)	725,183	740,764
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (b)	430,920	445,352
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (b)	531,668	540,279
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (b)	554,610	552,026
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (b)	910,718	913,115
TOTAL UNITED STATES		3,983,494
TOTAL ASSET-BACKED SECURITIES (Cost $3,915,215)		3,983,494

Commercial Mortgage Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.9043% 12/15/2039 (b)(c)(d) (Cost $133,667)	134,000	134,838

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
MEXICO - 0.1%
United Mexican States 3.25% 4/16/2030	200,000	179,500
United Mexican States 4.5% 4/22/2029	1,000,000	969,380
TOTAL MEXICO		1,148,880
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,277,470)		1,148,880

Non-Convertible Corporate Bonds - 87.8%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.5%
Financials - 0.5%
Banks - 0.5%
Commonwealth Bank of Australia 3.784% 3/14/2032 (b)	1,280,000	1,171,352
National Australia Bank Ltd 2.99% 5/21/2031 (b)	1,200,000	1,061,046
Westpac Banking Corp 5.405% 8/10/2033 (d)	1,400,000	1,402,737

TOTAL AUSTRALIA		3,635,135
BELGIUM - 1.2%
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide Inc 4.439% 10/6/2048	500,000	435,489
Anheuser-Busch InBev Worldwide Inc 4.9% 1/23/2031	525,000	533,503
		968,992
Financials - 1.1%
Banks - 1.1%
KBC Group NV 4.932% 10/16/2030 (b)(d)	6,373,000	6,369,438
KBC Group NV 6.324% 9/21/2034 (b)(d)	1,700,000	1,816,089
		8,185,527
TOTAL BELGIUM		9,154,519
BRAZIL - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Vale Overseas Ltd 6.4% 6/28/2054	2,210,000	2,216,409
CANADA - 2.6%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Rogers Communications Inc 3.8% 3/15/2032	238,000	217,021
Rogers Communications Inc 4.55% 3/15/2052	1,450,000	1,179,833
Rogers Communications Inc 5% 3/15/2044	270,000	243,709
		1,640,563
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc 2.95% 1/25/2030 (b)	138,000	126,407
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Canadian Natural Resources Ltd 2.95% 7/15/2030	1,071,000	966,595
Canadian Natural Resources Ltd 5.4% 12/15/2034 (b)	4,230,000	4,208,598
Canadian Natural Resources Ltd 6.25% 3/15/2038	1,075,000	1,128,438
Cenovus Energy Inc 2.65% 1/15/2032	159,000	134,820
Cenovus Energy Inc 3.75% 2/15/2052	480,000	338,089
Cenovus Energy Inc 5.25% 6/15/2037	413,000	398,100
Cenovus Energy Inc 5.4% 6/15/2047	39,000	35,552
Cenovus Energy Inc 6.75% 11/15/2039	45,000	49,495
Enbridge Inc 3.4% 8/1/2051	900,000	617,488
Enbridge Inc 4.5% 6/10/2044	250,000	211,540
Enbridge Inc 7.2% 6/27/2054 (d)	900,000	926,634
		9,015,349
Financials - 0.7%
Insurance - 0.7%
Empower Finance 2020 LP 1.776% 3/17/2031 (b)	324,000	273,995
Empower Finance 2020 LP 3.075% 9/17/2051 (b)	540,000	353,772
Fairfax Financial Holdings Ltd 3.375% 3/3/2031	571,000	519,569
Fairfax Financial Holdings Ltd 5.625% 8/16/2032	1,736,000	1,783,241
Fairfax Financial Holdings Ltd 6% 12/7/2033	1,400,000	1,464,991
Intact Financial Corp 5.459% 9/22/2032 (b)	1,117,000	1,136,770
		5,532,338
Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
Emera US Finance LP 3.55% 6/15/2026	2,550,000	2,510,584
Emera US Finance LP 4.75% 6/15/2046	1,775,000	1,517,463
		4,028,047
TOTAL CANADA		20,342,704
FRANCE - 1.5%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
TotalEnergies Capital International SA 3.127% 5/29/2050	800,000	545,925
Financials - 1.4%
Banks - 1.4%
BNP Paribas SA 1.323% 1/13/2027 (b)(d)	1,182,000	1,148,948
BNP Paribas SA 2.591% 1/20/2028 (b)(d)	490,000	471,055
BNP Paribas SA 3.052% 1/13/2031 (b)(d)	875,000	800,731
BNP Paribas SA 3.132% 1/20/2033 (b)(d)	1,250,000	1,094,414
BPCE SA 2.277% 1/20/2032 (b)(d)	4,600,000	3,892,598
BPCE SA 5.975% 1/18/2027 (b)(d)	3,000,000	3,031,342
Credit Agricole SA 2.811% 1/11/2041 (b)	444,000	311,077
Societe Generale SA 3% 1/22/2030 (b)	430,000	392,125
		11,142,290
TOTAL FRANCE		11,688,215
GERMANY - 1.6%
Financials - 0.4%
Capital Markets - 0.2%
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (d)	1,650,000	1,619,542
Insurance - 0.2%
Allianz SE 5.6% 9/3/2054 (b)(d)	1,200,000	1,194,723
Health Care - 1.1%
Pharmaceuticals - 1.1%
Bayer US Finance II LLC 4.875% 6/25/2048 (b)	1,150,000	927,307
Bayer US Finance LLC 6.5% 11/21/2033 (b)	4,300,000	4,491,121
Bayer US Finance LLC 6.875% 11/21/2053 (b)	3,110,000	3,245,057
		8,663,485
Industrials - 0.1%
Machinery - 0.1%
Daimler Truck Finance North America LLC 2% 12/14/2026 (b)	1,276,000	1,220,368
TOTAL GERMANY		12,698,118
HONG KONG - 0.5%
Financials - 0.5%
Insurance - 0.5%
AIA Group Ltd 3.2% 9/16/2040 (b)	950,000	737,288
AIA Group Ltd 5.375% 4/5/2034 (b)	2,800,000	2,871,216

TOTAL HONG KONG		3,608,504
IRELAND - 2.9%
Financials - 1.5%
Banks - 0.4%
AIB Group PLC 5.871% 3/28/2035 (b)(d)	1,400,000	1,438,270
AIB Group PLC 6.608% 9/13/2029 (b)(d)	378,000	400,169
Bank of Ireland Group PLC 5.601% 3/20/2030 (b)(d)	1,025,000	1,047,894
		2,886,333
Consumer Finance - 1.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	227,000	218,892
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	237,000	222,591
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	1,754,000	1,559,025
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033	526,000	457,220
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041	860,000	693,194
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.95% 9/10/2034	1,640,000	1,593,540
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028	1,200,000	1,233,726
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.15% 9/30/2030	1,800,000	1,902,773
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	599,000	618,202
		8,499,163
Industrials - 1.0%
Transportation Infrastructure - 1.0%
Avolon Holdings Funding Ltd 2.528% 11/18/2027 (b)	1,601,000	1,498,563
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (b)	110,000	109,420
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (b)	1,630,000	1,617,637
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (b)	4,300,000	4,389,367
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (b)	440,000	455,980
		8,070,967
Materials - 0.4%
Containers & Packaging - 0.4%
Smurfit Kappa Treasury ULC 5.438% 4/3/2034 (b)	1,700,000	1,730,129
Smurfit Westrock Financing DAC 5.418% 1/15/2035 (b)	1,175,000	1,192,662
		2,922,791
TOTAL IRELAND		22,379,254
ITALY - 0.6%
Financials - 0.4%
Banks - 0.4%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (b)	1,126,000	1,129,660
Intesa Sanpaolo SpA 7.2% 11/28/2033 (b)	500,000	557,930
UniCredit SpA 1.982% 6/3/2027 (b)(d)	1,200,000	1,158,530
		2,846,120
Utilities - 0.2%
Electric Utilities - 0.2%
Enel Finance International NV 5.5% 6/26/2034 (b)	1,452,000	1,468,238
TOTAL ITALY		4,314,358
MEXICO - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleos Mexicanos 4.5% 1/23/2026	1,000,000	977,580
Petroleos Mexicanos 6.49% 1/23/2027	75,000	73,556
Petroleos Mexicanos 6.5% 3/13/2027	80,000	78,368

TOTAL MEXICO		1,129,504
NETHERLANDS - 1.0%
Consumer Staples - 0.3%
Food Products - 0.3%
JDE Peet's NV 2.25% 9/24/2031 (b)	545,000	455,776
Viterra Finance BV 4.9% 4/21/2027 (b)	1,500,000	1,496,422
		1,952,198
Financials - 0.7%
Banks - 0.7%
ABN AMRO Bank NV 5.515% 12/3/2035 (b)(d)	5,100,000	5,133,774
Cooperatieve Rabobank UA 3.75% 7/21/2026	300,000	295,791
		5,429,565
TOTAL NETHERLANDS		7,381,763
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 1.75% 1/22/2026	61,000	59,602
SPAIN - 0.6%
Financials - 0.5%
Banks - 0.5%
Banco Santander SA 2.749% 12/3/2030	1,000,000	873,357
CaixaBank SA 5.673% 3/15/2030 (b)(d)	1,400,000	1,435,104
CaixaBank SA 6.037% 6/15/2035 (b)(d)	1,400,000	1,454,786
		3,763,247
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (b)	1,215,000	1,145,994
TOTAL SPAIN		4,909,241
SWITZERLAND - 0.7%
Financials - 0.7%
Capital Markets - 0.7%
UBS Group AG 1.305% 2/2/2027 (b)(d)	800,000	775,916
UBS Group AG 2.095% 2/11/2032 (b)(d)	1,550,000	1,320,534
UBS Group AG 3.091% 5/14/2032 (b)(d)	1,200,000	1,072,442
UBS Group AG 3.126% 8/13/2030 (b)(d)	613,000	570,035
UBS Group AG 4.194% 4/1/2031 (b)(d)	800,000	771,291
UBS Group AG 6.537% 8/12/2033 (b)(d)	500,000	539,303
UBS Group AG 9.016% 11/15/2033 (b)(d)	300,000	370,164
		5,419,685
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (b)(d)	200,000	199,109
TOTAL SWITZERLAND		5,618,794
UNITED KINGDOM - 3.5%
Consumer Staples - 0.8%
Tobacco - 0.8%
BAT Capital Corp 2.259% 3/25/2028	1,225,000	1,141,661
BAT Capital Corp 2.726% 3/25/2031	2,800,000	2,475,800
BAT Capital Corp 5.834% 2/20/2031	468,000	487,695
BAT Capital Corp 6.421% 8/2/2033	1,300,000	1,396,197
Imperial Brands Finance PLC 4.25% 7/21/2025 (b)	330,000	329,101
		5,830,454
Financials - 2.6%
Banks - 2.6%
Barclays PLC 2.645% 6/24/2031 (d)	450,000	400,600
Barclays PLC 2.894% 11/24/2032 (d)	500,000	434,727
Barclays PLC 5.2% 5/12/2026	1,750,000	1,758,655
Barclays PLC 5.367% 2/25/2031 (d)	1,326,000	1,341,432
Barclays PLC 5.746% 8/9/2033 (d)	349,000	357,286
Barclays PLC 5.785% 2/25/2036 (d)	1,700,000	1,727,086
Barclays PLC 6.692% 9/13/2034 (d)	1,800,000	1,955,086
Barclays PLC 7.437% 11/2/2033 (d)	1,100,000	1,235,034
HSBC Holdings PLC 2.357% 8/18/2031 (d)	1,002,000	870,395
HSBC Holdings PLC 2.848% 6/4/2031 (d)	1,800,000	1,614,734
HSBC Holdings PLC 7.39% 11/3/2028 (d)	720,000	764,759
Lloyds Banking Group PLC 4.65% 3/24/2026	1,000,000	998,311
Lloyds Banking Group PLC 7.953% 11/15/2033 (d)	1,000,000	1,145,889
Standard Chartered PLC 5.005% 10/15/2030 (b)(d)	1,140,000	1,139,964
Standard Chartered PLC 5.545% 1/21/2029 (b)(d)	1,088,000	1,107,272
Standard Chartered PLC 6.228% 1/21/2036 (b)(d)	3,000,000	3,135,969
		19,987,199
Industrials - 0.1%
Aerospace & Defense - 0.1%
BAE Systems PLC 5.25% 3/26/2031 (b)	200,000	204,132
BAE Systems PLC 5.3% 3/26/2034 (b)	800,000	812,408
BAE Systems PLC 5.5% 3/26/2054 (b)	264,000	265,028
		1,281,568
Passenger Airlines - 0.0%
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/2036 (b)	256,339	231,801
TOTAL INDUSTRIALS		1,513,369

TOTAL UNITED KINGDOM		27,331,022
UNITED STATES - 70.2%
Communication Services - 4.6%
Diversified Telecommunication Services - 1.0%
AT&T Inc 2.25% 2/1/2032	650,000	548,064
AT&T Inc 3.65% 9/15/2059	223,000	154,016
AT&T Inc 3.8% 12/1/2057	1,354,000	972,424
AT&T Inc 4.35% 3/1/2029	900,000	891,449
Verizon Communications Inc 2.355% 3/15/2032	3,000,000	2,542,314
Verizon Communications Inc 2.55% 3/21/2031	1,539,000	1,353,923
Verizon Communications Inc 3.15% 3/22/2030	47,000	43,776
Verizon Communications Inc 3.7% 3/22/2061	1,300,000	923,180
Verizon Communications Inc 4.78% 2/15/2035 (b)	291,000	284,150
		7,713,296
Entertainment - 0.3%
Walt Disney Co/The 3.8% 3/22/2030	600,000	580,570
Walt Disney Co/The 4.75% 9/15/2044	320,000	293,887
Walt Disney Co/The 6.65% 11/15/2037	970,000	1,104,515
		1,978,972
Media - 3.1%
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	1,600,000	1,590,144
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053	342,000	283,550
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	120,000	101,337
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	450,000	370,878
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	1,950,000	1,726,263
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	379,000	391,425
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	4,803,000	4,977,808
Comcast Corp 2.937% 11/1/2056	679,000	408,850
Comcast Corp 2.987% 11/1/2063	2,211,000	1,283,882
Cox Communications Inc 1.8% 10/1/2030 (b)	740,000	621,229
Discovery Communications LLC 3.625% 5/15/2030	1,583,000	1,438,187
Discovery Communications LLC 3.95% 3/20/2028	600,000	578,110
Time Warner Cable LLC 5.5% 9/1/2041	952,000	841,811
Time Warner Cable LLC 5.875% 11/15/2040	2,475,000	2,294,130
Time Warner Cable LLC 7.3% 7/1/2038	500,000	528,997
Warnermedia Holdings Inc 3.755% 3/15/2027	250,000	244,034
Warnermedia Holdings Inc 4.054% 3/15/2029	87,000	82,648
Warnermedia Holdings Inc 4.279% 3/15/2032	2,519,000	2,262,894
Warnermedia Holdings Inc 5.05% 3/15/2042	3,348,000	2,773,918
Warnermedia Holdings Inc 5.141% 3/15/2052	1,040,000	802,716
Warnermedia Holdings Inc 5.391% 3/15/2062	650,000	499,429
		24,102,240
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 2.4% 3/15/2029	381,000	348,880
T-Mobile USA Inc 2.7% 3/15/2032	1,382,000	1,194,669
		1,543,549
TOTAL COMMUNICATION SERVICES		35,338,057

Consumer Discretionary - 3.0%
Automobiles - 1.1%
Ford Motor Co 3.25% 2/12/2032	1,400,000	1,168,526
General Motors Co 5.95% 4/1/2049	1,300,000	1,241,230
General Motors Financial Co Inc 3.1% 1/12/2032	1,400,000	1,208,732
General Motors Financial Co Inc 5.55% 7/15/2029	3,500,000	3,554,500
General Motors Financial Co Inc 5.95% 4/4/2034	1,700,000	1,720,085
		8,893,073
Distributors - 0.1%
Genuine Parts Co 2.75% 2/1/2032	747,000	643,683
Leisure Products - 0.2%
Brunswick Corp/DE 5.85% 3/18/2029	1,300,000	1,333,681
Specialty Retail - 1.6%
Advance Auto Parts Inc 1.75% 10/1/2027	2,313,000	2,082,294
Advance Auto Parts Inc 3.9% 4/15/2030	1,000,000	887,935
AutoNation Inc 3.85% 3/1/2032	1,900,000	1,731,038
AutoNation Inc 4.75% 6/1/2030	20,000	19,677
Home Depot Inc/The 1.375% 3/15/2031	575,000	477,228
Home Depot Inc/The 4.95% 6/25/2034	2,050,000	2,062,335
Lowe's Cos Inc 3.5% 4/1/2051	975,000	692,037
Lowe's Cos Inc 5.15% 7/1/2033	2,150,000	2,179,087
Lowe's Cos Inc 5.625% 4/15/2053	600,000	594,725
O'Reilly Automotive Inc 4.2% 4/1/2030	800,000	781,855
O'Reilly Automotive Inc 4.35% 6/1/2028	75,000	74,456
Ross Stores Inc 1.875% 4/15/2031	600,000	506,073
		12,088,740
TOTAL CONSUMER DISCRETIONARY		22,959,177

Consumer Staples - 1.1%
Beverages - 0.2%
Constellation Brands Inc 2.25% 8/1/2031	1,600,000	1,357,519
Constellation Brands Inc 2.875% 5/1/2030	470,000	427,410
		1,784,929
Consumer Staples Distribution & Retail - 0.1%
Dollar Tree Inc 3.375% 12/1/2051	1,000,000	655,950
Dollar Tree Inc 4.2% 5/15/2028	375,000	368,858
		1,024,808
Food Products - 0.2%
Smithfield Foods Inc 3% 10/15/2030 (b)	1,432,000	1,276,092
Tobacco - 0.6%
Philip Morris International Inc 4.75% 11/1/2031	1,700,000	1,693,019
Philip Morris International Inc 5.125% 2/15/2030	2,200,000	2,240,094
Philip Morris International Inc 5.75% 11/17/2032	903,000	947,111
		4,880,224
TOTAL CONSUMER STAPLES		8,966,053

Energy - 6.2%
Oil, Gas & Consumable Fuels - 6.2%
Columbia Pipelines Holding Co LLC 5.097% 10/1/2031 (b)	1,470,000	1,464,209
Columbia Pipelines Holding Co LLC 6.042% 8/15/2028 (b)	1,000,000	1,036,411
Columbia Pipelines Operating Co LLC 5.695% 10/1/2054 (b)	1,470,000	1,429,365
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (b)	73,000	76,112
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (b)	197,000	205,767
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (b)	59,000	62,838
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (b)	106,000	114,786
DCP Midstream Operating LP 5.125% 5/15/2029	2,200,000	2,215,202
Eastern Gas Transmission & Storage Inc 3% 11/15/2029	582,000	540,921
Eastern Gas Transmission & Storage Inc 3.9% 11/15/2049	1,000,000	750,899
Energy Transfer LP 3.75% 5/15/2030	3,554,000	3,360,908
Energy Transfer LP 4% 10/1/2027	950,000	933,819
Energy Transfer LP 6% 6/15/2048	800,000	795,323
Energy Transfer LP 6.4% 12/1/2030	1,250,000	1,333,165
EnLink Midstream LLC 5.65% 9/1/2034	1,881,000	1,899,622
Eqt Corp 5.75% 2/1/2034	2,864,000	2,927,107
Hess Corp 4.3% 4/1/2027	2,575,000	2,557,780
Hess Corp 5.8% 4/1/2047	1,135,000	1,171,007
Hess Corp 6% 1/15/2040	575,000	615,479
Marathon Petroleum Corp 4.75% 9/15/2044	300,000	258,193
Occidental Petroleum Corp 5.2% 8/1/2029	438,000	440,235
Occidental Petroleum Corp 5.375% 1/1/2032	555,000	550,903
Occidental Petroleum Corp 5.55% 10/1/2034	4,906,000	4,843,966
ONEOK Inc 3.25% 6/1/2030	500,000	462,576
Ovintiv Inc 5.15% 11/15/2041	136,000	119,243
Ovintiv Inc 8.125% 9/15/2030	409,000	463,686
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	97,000	91,355
Plains All American Pipeline LP / PAA Finance Corp 5.7% 9/15/2034	3,920,000	4,000,017
Targa Resources Corp 5.5% 2/15/2035	1,800,000	1,806,298
Targa Resources Corp 5.55% 8/15/2035	1,700,000	1,707,200
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	25,000	23,170
Western Gas Partners LP 4.05% 2/1/2030 (e)	4,870,000	4,639,376
Western Gas Partners LP 5.3% 3/1/2048	477,000	420,262
Western Gas Partners LP 6.15% 4/1/2033	735,000	762,552
Western Gas Partners LP 6.35% 1/15/2029	182,000	190,258
Williams Cos Inc/The 3.5% 11/15/2030	913,000	852,434
Williams Cos Inc/The 4.65% 8/15/2032	394,000	381,828
Williams Cos Inc/The 5.3% 8/15/2052	89,000	83,567
Williams Cos Inc/The 6.3% 4/15/2040	2,000,000	2,126,832
		47,714,671
Financials - 26.5%
Banks - 10.5%
Bank of America Corp 2.299% 7/21/2032 (d)	1,500,000	1,281,438
Bank of America Corp 2.676% 6/19/2041 (d)	1,030,000	739,743
Bank of America Corp 2.972% 2/4/2033 (d)	2,500,000	2,195,771
Bank of America Corp 3.483% 3/13/2052 (d)	950,000	694,688
Bank of America Corp 4.271% 7/23/2029 (d)	700,000	690,124
Bank of America Corp 4.571% 4/27/2033 (d)	1,600,000	1,549,233
Bank of America Corp 5.015% 7/22/2033 (d)	2,000,000	1,996,004
Bank of America Corp 5.162% 1/24/2031 (d)	3,200,000	3,239,544
Bank of America Corp 5.202% 4/25/2029 (d)	5,000,000	5,070,583
Bank of America Corp 5.468% 1/23/2035 (d)	1,800,000	1,830,509
Citigroup Inc 4.075% 4/23/2029 (d)	1,600,000	1,572,682
Citigroup Inc 4.45% 9/29/2027	1,200,000	1,192,402
Citigroup Inc 4.91% 5/24/2033 (d)	599,000	588,835
Citigroup Inc 6.174% 5/25/2034 (d)	283,000	291,843
Citizens Financial Group Inc 2.638% 9/30/2032	2,015,000	1,674,443
Citizens Financial Group Inc 5.253% 3/5/2031 (d)	1,500,000	1,512,806
Citizens Financial Group Inc 5.718% 7/23/2032 (d)	828,000	846,454
Citizens Financial Group Inc 6.645% 4/25/2035 (d)	1,173,000	1,262,903
Fifth Third Bancorp 8.25% 3/1/2038	300,000	368,724
Huntington Bancshares Inc/OH 2.487% 8/15/2036 (d)	1,287,000	1,068,332
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (d)	1,600,000	1,668,936
JPMorgan Chase & Co 2.956% 5/13/2031 (d)	104,000	94,529
JPMorgan Chase & Co 3.882% 7/24/2038 (d)	2,725,000	2,377,572
JPMorgan Chase & Co 4.203% 7/23/2029 (d)	600,000	590,530
JPMorgan Chase & Co 4.603% 10/22/2030 (d)	2,144,000	2,127,250
JPMorgan Chase & Co 4.912% 7/25/2033 (d)	3,000,000	2,989,109
JPMorgan Chase & Co 4.946% 10/22/2035 (d)	5,685,000	5,589,874
JPMorgan Chase & Co 5.14% 1/24/2031 (d)	2,000,000	2,028,256
JPMorgan Chase & Co 5.717% 9/14/2033 (d)	2,500,000	2,587,297
PNC Financial Services Group Inc/The 5.068% 1/24/2034 (d)	2,200,000	2,189,311
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (d)	1,300,000	1,322,977
PNC Financial Services Group Inc/The 5.575% 1/29/2036 (d)	2,300,000	2,355,558
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (d)	1,220,000	1,253,713
PNC Financial Services Group Inc/The 6.875% 10/20/2034 (d)	1,200,000	1,332,999
Santander Holdings USA Inc 6.499% 3/9/2029 (d)	443,000	461,232
Santander Holdings USA Inc 6.565% 6/12/2029 (d)	1,750,000	1,829,450
Truist Financial Corp 5.122% 1/26/2034 (d)	700,000	692,787
Truist Financial Corp 5.711% 1/24/2035 (d)	2,500,000	2,571,172
US Bancorp 5.775% 6/12/2029 (d)	2,000,000	2,063,003
Wells Fargo & Co 2.393% 6/2/2028 (d)	800,000	761,349
Wells Fargo & Co 4.478% 4/4/2031 (d)	1,000,000	982,575
Wells Fargo & Co 5.013% 4/4/2051 (d)	700,000	646,467
Wells Fargo & Co 5.244% 1/24/2031 (d)	928,000	943,201
Wells Fargo & Co 5.389% 4/24/2034 (d)	1,300,000	1,315,310
Wells Fargo & Co 5.499% 1/23/2035 (d)	1,500,000	1,524,625
Wells Fargo & Co 5.557% 7/25/2034 (d)	5,300,000	5,407,209
Wells Fargo & Co 5.574% 7/25/2029 (d)	1,300,000	1,332,972
Wells Fargo & Co 6.491% 10/23/2034 (d)	1,750,000	1,896,814
		80,603,138
Capital Markets - 6.5%
Ares Capital Corp 2.15% 7/15/2026	750,000	723,523
Ares Strategic Income Fund 5.6% 2/15/2030 (b)	1,500,000	1,496,833
Ares Strategic Income Fund 5.7% 3/15/2028 (b)	1,450,000	1,460,554
Ares Strategic Income Fund 6.2% 3/21/2032 (b)	700,000	707,719
Ares Strategic Income Fund 6.35% 8/15/2029 (b)	1,470,000	1,511,891
Athene Global Funding 1.985% 8/19/2028 (b)	1,355,000	1,230,499
Athene Global Funding 2.5% 3/24/2028 (b)	750,000	699,753
Blackstone Holdings Finance Co LLC 2.8% 9/30/2050 (b)	523,000	328,659
Blackstone Private Credit Fund 6% 1/29/2032	3,700,000	3,694,424
GA Global Funding Trust 5.4% 1/13/2030 (b)	1,143,000	1,167,699
GA Global Funding Trust 5.9% 1/13/2035 (b)	2,600,000	2,662,995
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (d)	1,850,000	1,791,760
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (d)	900,000	887,414
Goldman Sachs Group Inc/The 5.536% 1/28/2036 (d)	3,000,000	3,052,899
HPS Corporate Lending Fund 5.45% 1/14/2028 (b)	795,000	797,285
HPS Corporate Lending Fund 5.95% 4/14/2032 (b)	600,000	602,937
HPS Corporate Lending Fund 6.75% 1/30/2029	3,142,000	3,265,356
Morgan Stanley 1.794% 2/13/2032 (d)	740,000	619,886
Morgan Stanley 2.239% 7/21/2032 (d)	1,500,000	1,276,716
Morgan Stanley 3.622% 4/1/2031 (d)	6,000,000	5,665,720
Morgan Stanley 4.431% 1/23/2030 (d)	111,000	109,564
Morgan Stanley 4.654% 10/18/2030 (d)	3,200,000	3,169,802
Morgan Stanley 5.164% 4/20/2029 (d)	2,500,000	2,531,671
Morgan Stanley 5.23% 1/15/2031 (d)	1,341,000	1,361,679
Morgan Stanley 5.32% 7/19/2035 (d)	2,800,000	2,810,823
Morgan Stanley 5.424% 7/21/2034 (d)	641,000	652,147
Morgan Stanley 5.449% 7/20/2029 (d)	316,000	323,366
Nasdaq Inc 5.95% 8/15/2053	189,000	196,690
Nasdaq Inc 6.1% 6/28/2063	151,000	157,480
Nuveen LLC 5.55% 1/15/2030 (b)	293,000	301,540
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	3,296,000	3,319,500
Sammons Financial Group Global Funding 5.1% 12/10/2029 (b)	862,000	869,142
Sixth Street Specialty Lending Inc 5.625% 8/15/2030	861,000	862,420
		50,310,346
Consumer Finance - 1.6%
Ally Financial Inc 2.2% 11/2/2028	480,000	436,099
Ally Financial Inc 4.75% 6/9/2027	2,100,000	2,096,765
Ally Financial Inc 5.543% 1/17/2031 (d)	95,000	95,475
Ally Financial Inc 6.992% 6/13/2029 (d)	1,170,000	1,231,320
Ally Financial Inc 8% 11/1/2031	717,000	810,694
American Express Co 5.085% 1/30/2031 (d)	449,000	454,590
Capital One Financial Corp 3.8% 1/31/2028	11,000	10,756
Capital One Financial Corp 5.247% 7/26/2030 (d)	662,000	670,279
Capital One Financial Corp 5.468% 2/1/2029 (d)	318,000	324,103
Capital One Financial Corp 6.312% 6/8/2029 (d)	1,250,000	1,302,252
Capital One Financial Corp 7.624% 10/30/2031 (d)	495,000	554,253
Discover Financial Services 4.1% 2/9/2027	39,000	38,536
Ford Motor Credit Co LLC 3.625% 6/17/2031	200,000	174,773
Ford Motor Credit Co LLC 4.271% 1/9/2027	400,000	391,418
Ford Motor Credit Co LLC 4.95% 5/28/2027	1,850,000	1,829,538
Ford Motor Credit Co LLC 5.875% 11/7/2029	2,000,000	2,002,523
		12,423,374
Financial Services - 4.0%
Aircastle Ltd / Aircastle Ireland DAC 5.25% 3/15/2030 (b)	1,250,000	1,255,561
Aon Corp / Aon Global Holdings PLC 2.6% 12/2/2031	404,000	351,916
Aviation Capital Group LLC 6.75% 10/25/2028 (b)	1,300,000	1,376,987
Blackstone Reg Finance Co LLC 5% 12/6/2034	1,000,000	988,257
Corebridge Financial Inc 3.65% 4/5/2027	171,000	167,795
Corebridge Financial Inc 3.85% 4/5/2029	168,000	161,964
Corebridge Financial Inc 3.9% 4/5/2032	1,699,000	1,578,975
Corebridge Financial Inc 4.35% 4/5/2042	45,000	38,672
Corebridge Financial Inc 4.4% 4/5/2052	134,000	110,952
Corebridge Financial Inc 5.75% 1/15/2034	2,000,000	2,074,610
Corebridge Financial Inc 6.05% 9/15/2033	1,600,000	1,682,753
Equitable Holdings Inc 4.35% 4/20/2028	700,000	692,509
Equitable Holdings Inc 5% 4/20/2048	679,000	626,442
Essent Group Ltd 6.25% 7/1/2029	1,500,000	1,548,336
Fiserv Inc 3.5% 7/1/2029	271,000	257,292
Jackson Financial Inc 3.125% 11/23/2031	2,257,000	1,977,857
Jackson Financial Inc 4% 11/23/2051	800,000	567,794
Jackson Financial Inc 5.17% 6/8/2027	181,000	182,854
Jackson Financial Inc 5.67% 6/8/2032	3,194,000	3,261,371
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 2.5% 1/15/2027	1,625,000	1,560,824
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	1,570,000	1,349,049
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 4.375% 2/2/2052	680,000	533,963
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.5% 1/15/2030	1,600,000	1,611,106
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033	4,500,000	4,574,169
Rexford Industrial Realty LP 2.15% 9/1/2031	599,000	504,916
Sixth Street Lending Partners 6.125% 7/15/2030 (b)	427,000	433,911
Sixth Street Lending Partners 6.5% 3/11/2029	1,751,000	1,805,787
		31,276,622
Insurance - 3.9%
200 Park Funding Trust 5.74% 2/15/2055 (b)	2,100,000	2,122,604
AmFam Holdings Inc 2.805% 3/11/2031 (b)	950,000	779,046
Arthur J Gallagher & Co 4.85% 12/15/2029	98,000	98,395
Arthur J Gallagher & Co 5% 2/15/2032	196,000	196,042
Arthur J Gallagher & Co 5.15% 2/15/2035	3,300,000	3,284,528
Arthur J Gallagher & Co 5.55% 2/15/2055	942,000	925,618
Assurant Inc 2.65% 1/15/2032	2,100,000	1,781,792
Athene Holding Ltd 3.45% 5/15/2052	700,000	463,986
Athene Holding Ltd 3.95% 5/25/2051	316,000	234,158
Athene Holding Ltd 5.875% 1/15/2034	423,000	435,084
Athene Holding Ltd 6.65% 2/1/2033	3,377,000	3,625,599
Five Corners Funding Trust II 2.85% 5/15/2030 (b)	890,000	810,175
Guardian Life Insurance Co of America/The 4.85% 1/24/2077 (b)	400,000	351,639
Hartford Insurance Group Inc/The 4.3% 4/15/2043	1,025,000	886,933
Liberty Mutual Group Inc 5.5% 6/15/2052 (b)	946,000	898,307
Marsh & McLennan Cos Inc 4.9% 3/15/2049	834,000	769,851
Massachusetts Mutual Life Insurance Co 3.729% 10/15/2070 (b)	350,000	237,815
MetLife Inc 5.375% 7/15/2033	2,500,000	2,578,394
New York Life Insurance Co 4.45% 5/15/2069 (b)	54,000	43,315
Pacific LifeCorp 3.35% 9/15/2050 (b)	700,000	488,615
Pine Street Trust III 6.223% 5/15/2054 (b)	2,100,000	2,202,148
Prudential Financial Inc 6% 9/1/2052 (d)	672,000	671,786
Reinsurance Group of America Inc 5.75% 9/15/2034	1,700,000	1,744,430
Selective Insurance Group Inc 5.9% 4/15/2035	1,095,000	1,118,454
Unum Group 4.125% 6/15/2051	2,220,000	1,712,286
Unum Group 6% 6/15/2054	600,000	616,508
Willis North America Inc 5.35% 5/15/2033	1,200,000	1,214,666
		30,292,174
TOTAL FINANCIALS		204,905,654

Health Care - 4.7%
Biotechnology - 0.6%
Amgen Inc 5.25% 3/2/2030	222,000	227,032
Amgen Inc 5.25% 3/2/2033	251,000	254,876
Amgen Inc 5.65% 3/2/2053	818,000	820,191
Amgen Inc 5.75% 3/2/2063	216,000	216,310
Gilead Sciences Inc 5.5% 11/15/2054	1,500,000	1,520,961
Gilead Sciences Inc 5.6% 11/15/2064	1,500,000	1,522,739
		4,562,109
Health Care Equipment & Supplies - 0.1%
Becton Dickinson & Co 2.823% 5/20/2030	750,000	683,365
Health Care Providers & Services - 3.3%
Centene Corp 2.5% 3/1/2031	650,000	548,963
Centene Corp 2.625% 8/1/2031	2,645,000	2,228,580
Centene Corp 3% 10/15/2030	1,310,000	1,145,624
Centene Corp 4.25% 12/15/2027	1,025,000	997,382
Centene Corp 4.625% 12/15/2029	585,000	561,875
Cigna Group/The 3.4% 3/15/2050	500,000	344,294
Cigna Group/The 4.375% 10/15/2028	561,000	556,639
Cigna Group/The 4.8% 8/15/2038	1,907,000	1,792,211
Cigna Group/The 4.9% 12/15/2048	7,000	6,183
CVS Health Corp 5% 1/30/2029	202,000	202,934
CVS Health Corp 5.05% 3/25/2048	3,500,000	3,035,148
CVS Health Corp 5.125% 2/21/2030	2,200,000	2,209,466
CVS Health Corp 5.25% 1/30/2031	83,000	83,628
CVS Health Corp 5.3% 6/1/2033	1,900,000	1,886,676
CVS Health Corp 5.875% 6/1/2053	1,000,000	963,468
CVS Health Corp 6.05% 6/1/2054	1,400,000	1,381,985
HCA Inc 3.375% 3/15/2029	439,000	414,406
HCA Inc 3.625% 3/15/2032	440,000	398,252
HCA Inc 4.625% 3/15/2052	660,000	536,408
HCA Inc 5.125% 6/15/2039	1,217,000	1,145,878
HCA Inc 5.25% 6/15/2049	240,000	215,488
Humana Inc 5.375% 4/15/2031	345,000	347,958
Icon Investments Six DAC 5.849% 5/8/2029	868,000	896,256
Icon Investments Six DAC 6% 5/8/2034	1,014,000	1,046,575
Sabra Health Care LP 3.2% 12/1/2031	588,000	517,169
Sabra Health Care LP 3.9% 10/15/2029	123,000	117,251
UnitedHealth Group Inc 4.75% 7/15/2045	950,000	861,236
Universal Health Services Inc 2.65% 1/15/2032	1,072,000	902,944
		25,344,877
Pharmaceuticals - 0.7%
Bristol-Myers Squibb Co 4.125% 6/15/2039	138,000	123,094
Bristol-Myers Squibb Co 5.1% 2/22/2031	550,000	562,519
Bristol-Myers Squibb Co 5.2% 2/22/2034	1,100,000	1,121,202
Bristol-Myers Squibb Co 5.55% 2/22/2054	757,000	760,252
Bristol-Myers Squibb Co 5.65% 2/22/2064	1,100,000	1,103,536
Elanco Animal Health Inc 6.65% 8/28/2028 (d)	1,375,000	1,400,821
Perrigo Finance Unlimited Co 4.9% 6/15/2030 (e)	600,000	572,559
		5,643,983
TOTAL HEALTH CARE		36,234,334

Industrials - 3.5%
Aerospace & Defense - 2.2%
Boeing Co 2.196% 2/4/2026	1,200,000	1,170,939
Boeing Co 2.75% 2/1/2026	900,000	882,950
Boeing Co 3.625% 2/1/2031	2,000,000	1,848,013
Boeing Co 3.75% 2/1/2050	1,150,000	817,189
Boeing Co 5.04% 5/1/2027	900,000	903,289
Boeing Co 5.15% 5/1/2030	2,385,000	2,387,830
Boeing Co 5.805% 5/1/2050	500,000	482,289
Boeing Co 6.298% 5/1/2029	161,000	168,684
Boeing Co 6.388% 5/1/2031	122,000	129,980
Boeing Co 6.528% 5/1/2034	1,130,000	1,210,512
Boeing Co 6.858% 5/1/2054	646,000	711,684
Boeing Co 7.008% 5/1/2064	2,135,000	2,365,226
Hexcel Corp 5.875% 2/26/2035	450,000	463,413
Northrop Grumman Corp 4.03% 10/15/2047	1,225,000	991,437
RTX Corp 6.1% 3/15/2034	1,100,000	1,181,982
RTX Corp 6.4% 3/15/2054	1,000,000	1,116,785
		16,832,202
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	50,000	52,849
Carrier Global Corp 6.2% 3/15/2054	31,000	33,727
		86,576
Ground Transportation - 0.2%
Burlington Northern Santa Fe LLC 4.7% 9/1/2045	500,000	458,420
Norfolk Southern Corp 5.35% 8/1/2054	950,000	931,563
		1,389,983
Industrial Conglomerates - 0.0%
Trane Technologies Financing Ltd 4.5% 3/21/2049	300,000	263,525
Machinery - 0.7%
AGCO Corp 5.8% 3/21/2034	1,188,000	1,208,047
Ingersoll Rand Inc 5.314% 6/15/2031	1,400,000	1,433,629
Ingersoll Rand Inc 5.4% 8/14/2028	629,000	644,616
Ingersoll Rand Inc 5.45% 6/15/2034	1,400,000	1,428,048
Ingersoll Rand Inc 5.7% 8/14/2033	697,000	724,185
		5,438,525
Passenger Airlines - 0.0%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/2029	115,010	109,839
United Airlines 2019-1 Class A Pass Through Trust 4.55% 2/25/2033	141,633	134,015
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/2029	78,274	75,048
		318,902
Professional Services - 0.2%
Booz Allen Hamilton Inc 5.95% 8/4/2033	1,488,000	1,520,418
Trading Companies & Distributors - 0.2%
Ferguson Enterprises Inc 5% 10/3/2034	1,236,000	1,210,124
TOTAL INDUSTRIALS		27,060,255

Information Technology - 4.8%
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp 5.25% 4/5/2034	937,000	954,471
Dell International LLC / EMC Corp 3.45% 12/15/2051	253,000	175,936
Dell International LLC / EMC Corp 4.35% 2/1/2030	2,100,000	2,057,907
Dell International LLC / EMC Corp 6.2% 7/15/2030	950,000	1,009,521
Vontier Corp 1.8% 4/1/2026	3,000,000	2,897,237
Vontier Corp 2.95% 4/1/2031	1,169,000	1,017,783
		8,112,855
IT Services - 0.4%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	1,054,000	1,015,272
CDW LLC / CDW Finance Corp 5.1% 3/1/2030	589,000	588,523
CDW LLC / CDW Finance Corp 5.55% 8/22/2034	1,800,000	1,791,595
		3,395,390
Semiconductors & Semiconductor Equipment - 2.3%
Broadcom Inc 1.95% 2/15/2028 (b)	854,000	794,437
Broadcom Inc 2.45% 2/15/2031 (b)	460,000	404,112
Broadcom Inc 2.6% 2/15/2033 (b)	1,617,000	1,368,484
Broadcom Inc 3.469% 4/15/2034 (b)	1,500,000	1,325,725
Broadcom Inc 3.5% 2/15/2041 (b)	371,000	296,256
Broadcom Inc 3.75% 2/15/2051 (b)	174,000	132,820
Broadcom Inc 5.05% 7/12/2029	1,105,000	1,120,288
Broadcom Inc 5.15% 11/15/2031	1,800,000	1,831,040
Marvell Technology Inc 2.45% 4/15/2028	1,500,000	1,400,394
Marvell Technology Inc 5.75% 2/15/2029	750,000	775,632
Marvell Technology Inc 5.95% 9/15/2033	591,000	622,510
Micron Technology Inc 2.703% 4/15/2032	1,100,000	943,436
Micron Technology Inc 4.185% 2/15/2027	1,250,000	1,241,146
Micron Technology Inc 5.3% 1/15/2031	1,556,000	1,577,115
Micron Technology Inc 5.8% 1/15/2035	2,600,000	2,685,144
NVIDIA Corp 3.7% 4/1/2060	1,050,000	804,607
		17,323,146
Software - 1.0%
AppLovin Corp 5.125% 12/1/2029	600,000	605,642
AppLovin Corp 5.375% 12/1/2031	1,900,000	1,939,109
Oracle Corp 2.3% 3/25/2028	529,000	495,682
Oracle Corp 2.875% 3/25/2031	1,300,000	1,164,118
Oracle Corp 3.95% 3/25/2051	1,880,000	1,416,834
Oracle Corp 4% 11/15/2047	375,000	292,102
Roper Technologies Inc 2% 6/30/2030	2,035,000	1,776,298
		7,689,785
Technology Hardware, Storage & Peripherals - 0.1%
Apple Inc 2.8% 2/8/2061	700,000	428,740
TOTAL INFORMATION TECHNOLOGY		36,949,916

Materials - 1.4%
Chemicals - 1.4%
Celanese US Holdings LLC 6.415% 7/15/2027 (d)	2,000,000	2,049,881
Celanese US Holdings LLC 6.6% 11/15/2028 (d)	256,000	265,707
Celanese US Holdings LLC 6.8% 11/15/2030 (d)	259,000	273,252
Celanese US Holdings LLC 6.95% 11/15/2033 (d)	2,491,000	2,663,641
Dow Chemical Co/The 5.15% 2/15/2034	1,900,000	1,888,129
International Flavors & Fragrances Inc 1.832% 10/15/2027 (b)	1,825,000	1,695,499
International Flavors & Fragrances Inc 3.468% 12/1/2050 (b)	525,000	355,801
International Flavors & Fragrances Inc 5% 9/26/2048	850,000	741,675
Sherwin-Williams Co/The 4.5% 6/1/2047	375,000	325,503
Westlake Corp 3.375% 6/15/2030	900,000	838,890
		11,097,978
Containers & Packaging - 0.0%
Avery Dennison Corp 4.875% 12/6/2028	50,000	50,434
TOTAL MATERIALS		11,148,412

Real Estate - 5.7%
Diversified REITs - 1.4%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	2,763,000	2,756,133
Piedmont Operating Partnership LP 2.75% 4/1/2032	86,000	69,768
Piedmont Operating Partnership LP 6.875% 7/15/2029	265,000	275,025
Store Capital LLC 2.7% 12/1/2031	1,675,000	1,429,232
VICI Properties LP 4.75% 2/15/2028	378,000	378,384
VICI Properties LP 4.95% 2/15/2030	1,100,000	1,093,177
VICI Properties LP 5.125% 11/15/2031	1,200,000	1,190,021
VICI Properties LP 5.125% 5/15/2032	1,615,000	1,591,160
VICI Properties LP 5.75% 4/1/2034	69,000	70,289
Vornado Realty LP 2.15% 6/1/2026	103,000	98,768
Vornado Realty LP 3.4% 6/1/2031	372,000	318,425
WP Carey Inc 2.4% 2/1/2031	348,000	301,948
WP Carey Inc 4.25% 10/1/2026	450,000	447,468
		10,019,798
Health Care REITs - 1.1%
Alexandria Real Estate Equities Inc 1.875% 2/1/2033	950,000	749,324
Omega Healthcare Investors Inc 3.25% 4/15/2033	2,278,000	1,954,574
Omega Healthcare Investors Inc 3.375% 2/1/2031	1,402,000	1,268,473
Omega Healthcare Investors Inc 4.5% 4/1/2027	1,000,000	994,508
Ventas Realty LP 2.5% 9/1/2031	729,000	630,238
Ventas Realty LP 5% 1/15/2035	2,000,000	1,956,531
Welltower OP LLC 4.125% 3/15/2029	675,000	661,289
		8,214,937
Office REITs - 0.9%
COPT Defense Properties LP 2% 1/15/2029	904,000	805,616
COPT Defense Properties LP 2.25% 3/15/2026	52,000	50,599
COPT Defense Properties LP 2.75% 4/15/2031	414,000	356,452
COPT Defense Properties LP 2.9% 12/1/2033	1,600,000	1,299,646
Hudson Pacific Properties LP 3.95% 11/1/2027	3,400,000	3,062,209
Hudson Pacific Properties LP 5.95% 2/15/2028	1,900,000	1,683,569
		7,258,091
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP 8.3% 3/15/2028	412,000	435,816
Brandywine Operating Partnership LP 8.875% 4/12/2029	373,000	399,717
Tanger Properties LP 2.75% 9/1/2031	596,000	515,405
Tanger Properties LP 3.125% 9/1/2026	497,000	485,738
		1,836,676
Residential REITs - 1.1%
American Homes 4 Rent LP 5.5% 7/15/2034	584,000	589,931
Invitation Homes Operating Partnership LP 2% 8/15/2031	600,000	501,648
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	269,000	252,526
Invitation Homes Operating Partnership LP 4.875% 2/1/2035	3,333,000	3,220,933
Sun Communities Operating LP 2.3% 11/1/2028	97,000	89,345
Sun Communities Operating LP 2.7% 7/15/2031	250,000	217,137
Sun Communities Operating LP 4.2% 4/15/2032	1,800,000	1,687,519
Sun Communities Operating LP 5.7% 1/15/2033	1,100,000	1,126,071
UDR Inc 2.1% 6/15/2033	374,000	296,484
UDR Inc 2.1% 8/1/2032	939,000	767,094
		8,748,688
Retail REITs - 1.0%
Agree LP 2% 6/15/2028	2,100,000	1,932,144
Agree LP 4.8% 10/1/2032	1,065,000	1,043,673
Agree LP 5.625% 6/15/2034	1,400,000	1,435,793
Brixmor Operating Partnership LP 2.25% 4/1/2028	410,000	380,252
Brixmor Operating Partnership LP 4.05% 7/1/2030	148,000	141,939
Kite Realty Group LP 5.5% 3/1/2034	90,000	91,198
Kite Realty Group Trust 4.75% 9/15/2030	277,000	273,895
NNN REIT Inc 5.6% 10/15/2033	1,900,000	1,942,783
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	263,000	252,770
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	92,000	93,942
Realty Income Corp 2.85% 12/15/2032	30,000	25,898
Realty Income Corp 3.25% 1/15/2031	30,000	27,645
		7,641,932
Specialized REITs - 0.0%
Crown Castle Inc 3.25% 1/15/2051	450,000	304,147
TOTAL REAL ESTATE		44,024,269

Utilities - 8.7%
Electric Utilities - 5.8%
Alabama Power Co 3.05% 3/15/2032	380,000	340,086
American Transmission Systems Inc 2.65% 1/15/2032 (b)	1,148,000	988,860
Cleco Corporate Holdings LLC 3.743% 5/1/2026	2,790,000	2,745,532
Cleco Corporate Holdings LLC 4.973% 5/1/2046	750,000	654,946
Consolidated Edison Co of New York Inc 5.125% 3/15/2035	4,500,000	4,521,823
Consolidated Edison Co of New York Inc 5.2% 3/1/2033	1,300,000	1,326,296
Consolidated Edison Co of New York Inc 5.5% 3/15/2055	1,500,000	1,477,057
Duke Energy Carolinas LLC 6.1% 6/1/2037	3,000,000	3,203,705
Duke Energy Corp 2.45% 6/1/2030	70,000	62,151
Duke Energy Corp 4.5% 8/15/2032	1,240,000	1,200,962
Duke Energy Corp 5% 8/15/2052	3,150,000	2,811,356
Duke Energy Ohio Inc 5.25% 4/1/2033	2,500,000	2,547,403
Duquesne Light Holdings Inc 2.532% 10/1/2030 (b)	293,000	258,259
Duquesne Light Holdings Inc 2.775% 1/7/2032 (b)	266,000	227,746
Duquesne Light Holdings Inc 3.616% 8/1/2027 (b)	1,810,000	1,752,885
Entergy Corp 2.8% 6/15/2030	72,000	65,231
Exelon Corp 3.35% 3/15/2032	1,602,000	1,446,069
Exelon Corp 4.1% 3/15/2052	76,000	59,689
Exelon Corp 4.7% 4/15/2050	800,000	684,035
Exelon Corp 5.1% 6/15/2045	370,000	342,491
Exelon Corp 5.45% 3/15/2034	1,400,000	1,430,647
Exelon Corp 5.6% 3/15/2053	1,400,000	1,370,252
FirstEnergy Corp 2.25% 9/1/2030	534,000	465,141
FirstEnergy Corp 2.65% 3/1/2030	2,150,000	1,937,685
FirstEnergy Corp 3.4% 3/1/2050	1,900,000	1,312,959
FirstEnergy Corp 3.9% 7/15/2027 (e)	900,000	882,022
Georgia Power Co 5.25% 3/15/2034	1,400,000	1,416,789
IPALCO Enterprises Inc 5.75% 4/1/2034	600,000	613,499
ITC Holdings Corp 5.65% 5/9/2034 (b)	2,000,000	2,050,705
Monongahela Power Co 5.85% 2/15/2034 (b)	875,000	909,381
Pacific Gas and Electric Co 5.9% 10/1/2054	852,000	833,083
PPL Capital Funding Inc 5.25% 9/1/2034	1,250,000	1,248,712
Southern Co/The 4.4% 7/1/2046	700,000	589,768
Southern Co/The 4.85% 3/15/2035	1,700,000	1,645,899
Southern Co/The 5.7% 3/15/2034	380,000	393,596
Virginia Electric and Power Co 5.55% 8/15/2054	396,000	392,719
		44,209,439
Gas Utilities - 0.6%
Eastern Energy Gas Holdings LLC 5.8% 1/15/2035	2,000,000	2,076,192
Southern Co Gas Capital Corp 4.4% 5/30/2047	625,000	522,694
Southern Co Gas Capital Corp 5.75% 9/15/2033	1,800,000	1,866,610
		4,465,496
Independent Power and Renewable Electricity Producers - 0.6%
AES Corp/The 1.375% 1/15/2026	290,000	281,389
AES Corp/The 2.45% 1/15/2031	4,555,000	3,899,862
AES Corp/The 3.3% 7/15/2025 (b)	216,000	214,370
AES Corp/The 3.95% 7/15/2030 (b)	593,000	558,091
		4,953,712
Multi-Utilities - 1.7%
Berkshire Hathaway Energy Co 4.6% 5/1/2053	2,000,000	1,702,461
NiSource Inc 2.95% 9/1/2029	229,000	212,988
NiSource Inc 3.6% 5/1/2030	950,000	900,299
NiSource Inc 4.375% 5/15/2047	650,000	546,814
NiSource Inc 4.8% 2/15/2044	500,000	452,733
NiSource Inc 5.25% 3/30/2028	4,295,000	4,360,293
Puget Energy Inc 2.379% 6/15/2028	2,000,000	1,856,921
Puget Energy Inc 4.1% 6/15/2030	1,023,000	975,606
Puget Energy Inc 4.224% 3/15/2032	1,344,000	1,253,287
Sempra 3.8% 2/1/2038	1,500,000	1,240,764
		13,502,166
TOTAL UTILITIES		67,130,813

TOTAL UNITED STATES		542,431,611
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $707,271,151)		678,898,753

Preferred Securities - 0.2%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge Inc 5.75% 7/15/2080 (d)	753,000	739,473
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG 4.875% (b)(d)(f)	950,000	924,023
TOTAL PREFERRED SECURITIES (Cost $1,705,128)		1,663,496

U.S. Treasury Obligations - 7.7%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.75% 8/15/2041	1.97	2,500,000	1,705,957
US Treasury Bonds 1.875% 2/15/2041	2.05 to 2.19	2,943,000	2,080,678
US Treasury Bonds 2% 11/15/2041	1.86	2,000,000	1,414,297
US Treasury Bonds 4.25% 8/15/2054	4.05 to 4.57	23,100,000	22,197,656
US Treasury Bonds 4.5% 11/15/2054	4.37 to 4.84	27,632,800	27,706,200
US Treasury Bonds 4.625% 2/15/2055	4.47	3,000,000	3,070,784
US Treasury Notes 4.5% 11/15/2033	3.92	1,500,000	1,535,801
TOTAL U.S. TREASURY OBLIGATIONS (Cost $61,986,538)			59,711,373

Money Market Funds - 3.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $28,560,012)	4.35	28,554,310	28,560,021

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $804,849,181)	774,100,855
NET OTHER ASSETS (LIABILITIES) - 0.0%	(366,833)
NET ASSETS - 100.0%	773,734,022

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $137,611,485 or 17.8% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security is perpetual in nature with no stated maturity date.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,446,553	116,374,938	99,261,469	382,026	-	(1)	28,560,021	28,554,310	0.1%
Fidelity Securities Lending Cash Central Fund	-	25,953,178	25,953,178	362	-	-	-	-	0.0%
Total	11,446,553	142,328,116	125,214,647	382,388	-	(1)	28,560,021	28,554,310

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	3,983,494	-	3,983,494	-

Commercial Mortgage Securities	134,838	-	134,838	-

Foreign Government and Government Agency Obligations	1,148,880	-	1,148,880	-

Non-Convertible Corporate Bonds
Communication Services	36,978,620	-	36,978,620	-
Consumer Discretionary	22,959,177	-	22,959,177	-
Consumer Staples	17,844,104	-	17,844,104	-
Energy	58,465,051	-	58,465,051	-
Financials	288,854,134	-	288,854,134	-
Health Care	44,897,819	-	44,897,819	-
Industrials	37,864,959	-	37,864,959	-
Information Technology	36,949,916	-	36,949,916	-
Materials	16,287,612	-	16,287,612	-
Real Estate	44,024,269	-	44,024,269	-
Utilities	73,773,092	-	73,773,092	-

Preferred Securities
Energy	739,473	-	739,473	-
Financials	924,023	-	924,023	-

U.S. Treasury Obligations	59,711,373	-	59,711,373	-

Money Market Funds	28,560,021	28,560,021	-	-
Total Investments in Securities:	774,100,855	28,560,021	745,540,834	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $776,289,169)	$745,540,834
Fidelity Central Funds (cost $28,560,012)	28,560,021

Total Investment in Securities (cost $804,849,181)		$774,100,855
Receivable for fund shares sold		83,643,320
Interest receivable		8,093,036
Distributions receivable from Fidelity Central Funds		68,041
Total assets		865,905,252
Liabilities
Payable for investments purchased	$90,513,865
Payable for fund shares redeemed	1,656,196
Other payables and accrued expenses	1,169
Total liabilities		92,171,230
Net Assets		$773,734,022
Net Assets consist of:
Paid in capital		$831,688,672
Total accumulated earnings (loss)		(57,954,650)
Net Assets		$773,734,022
Net Asset Value, offering price and redemption price per share ($773,734,022 ÷ 82,488,534 shares)		$9.38
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Dividends		$44,805
Interest		14,107,986
Income from Fidelity Central Funds (including $362 from security lending)		382,388
Total income		14,535,179
Expenses
Custodian fees and expenses	$3,655
Independent trustees' fees and expenses	840
Total expenses before reductions	4,495
Expense reductions	(583)
Total expenses after reductions		3,912
Net Investment income (loss)		14,531,267
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,909,310)
Total net realized gain (loss)		(2,909,310)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(1,962,838)
Fidelity Central Funds	(1)
Total change in net unrealized appreciation (depreciation)		(1,962,839)
Net gain (loss)		(4,872,149)
Net increase (decrease) in net assets resulting from operations		$9,659,118
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,531,267	$24,489,753
Net realized gain (loss)	(2,909,310)	(9,623,603)
Change in net unrealized appreciation (depreciation)	(1,962,839)	40,230,935
Net increase (decrease) in net assets resulting from operations	9,659,118	55,097,085
Distributions to shareholders	(14,528,314)	(24,672,918)

Share transactions
Proceeds from sales of shares	217,913,417	148,346,088
Reinvestment of distributions	14,518,387	24,668,123
Cost of shares redeemed	(52,235,712)	(120,828,917)

Net increase (decrease) in net assets resulting from share transactions	180,196,092	52,185,294
Total increase (decrease) in net assets	175,326,896	82,609,461

Net Assets
Beginning of period	598,407,126	515,797,665
End of period	$773,734,022	$598,407,126

Other Information
Shares
Sold	23,223,135	16,303,577
Issued in reinvestment of distributions	1,554,356	2,712,147
Redeemed	(5,595,895)	(13,216,548)
Net increase (decrease)	19,181,596	5,799,176

Financial Highlights
Fidelity® Series Corporate Bond Fund

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.45	$8.97	$9.24	$11.24	$11.31	$10.84
Income from Investment Operations
Net investment income (loss) A,B	.212	.402	.362	.296	.296	.353
Net realized and unrealized gain (loss)	(.069)	.483	(.274)	(1.974)	.054	.511
Total from investment operations	.143	.885	.088	(1.678)	.350	.864
Distributions from net investment income	(.213)	(.405)	(.358)	(.295)	(.304)	(.356)
Distributions from net realized gain	-	-	-	(.027)	(.116)	(.038)
Total distributions	(.213)	(.405)	(.358)	(.322)	(.420)	(.394)
Net asset value, end of period	$9.38	$9.45	$8.97	$9.24	$11.24	$11.31
Total Return C,D	1.54%	10.15%	1.02%	(15.16)%	3.18%	8.19%
Ratios to Average Net Assets B,E,F
Expenses before reductions	-% G,H	-% G	-% G	-% G	-% G	-% G
Expenses net of fee waivers, if any	- % G,H	-% G	-% G	-% G	-% G	-% G
Expenses net of all reductions	-% G,H	-% G	-% G	-% G	-% G	-% G
Net investment income (loss)	4.59% H	4.43%	4.03%	2.89%	2.67%	3.26%
Supplemental Data
Net assets, end of period (000 omitted)	$773,734	$598,407	$515,798	$397,618	$443,415	$208,418
Portfolio turnover rate I	32 % H	26%	25%	41%	38%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2025

1. Organization.
Fidelity Series Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$8,961,744
Gross unrealized depreciation	(40,009,434)
Net unrealized appreciation (depreciation)	$(31,047,690)
Tax cost	$805,148,545

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(9,736,791)
Long-term	(14,458,878)
Total capital loss carryforward	$(24,195,669)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Corporate Bond Fund	204,231,168	48,502,365
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Corporate Bond Fund	39	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $583.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Corporate Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, collective investment trusts, and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies, collective investment trusts, and 529 plans.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds, collective investment trusts, and 529 plans that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through December 31, 2026.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9891232.106
XBC-SANN-0425
Fidelity® Short-Term Bond Index Fund

Semi-Annual Report
February 28, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Short-Term Bond Index Fund
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Bank Notes - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Financials - 0.4%
Banks - 0.4%
Citibank NA 5.488% 12/4/2026	510,000	518,961
Fifth Third Bank Inc 3.85% 3/15/2026	420,000	416,558
Fifth Third Bank NA 2.25% 2/1/2027	250,000	240,230
KeyBank NA/Cleveland OH 5.85% 11/15/2027	930,000	956,474
KeyBank NA/Cleveland OH 6.95% 2/1/2028	390,000	410,941
Morgan Stanley Bank NA 0% 7/14/2028 (b)	4,680,000	4,718,366
Morgan Stanley Bank NA 4.952% 1/14/2028 (b)	2,160,000	2,173,696
Morgan Stanley Bank NA 5.504% 5/26/2028 (b)	1,280,000	1,302,292
PNC Bank NA 2.7% 10/22/2029	430,000	393,115
PNC Bank NA 3.25% 1/22/2028	640,000	619,281
PNC Bank NA 4.2% 11/1/2025	560,000	558,454
Truist Bank 4.632% 9/17/2029 (b)	1,270,000	1,245,290
Wells Fargo Bank NA 5.45% 8/7/2026	1,000,000	1,014,270
		14,567,928
Capital Markets - 0.0%
Goldman Sachs Bank USA 5.283% 3/18/2027 (b)	1,810,000	1,822,647
TOTAL FINANCIALS		16,390,575

TOTAL BANK NOTES (Cost $16,302,115)		16,390,575

Foreign Government and Government Agency Obligations - 1.0%
	Principal Amount (a)	Value ($)
CANADA - 0.4%
Export Development Canada 3% 5/25/2027	2,350,000	2,293,522
Province of British Columbia 2.25% 6/2/2026	800,000	780,888
Province of British Columbia 4.9% 4/24/2029	1,500,000	1,534,005
Province of Ontario 2.5% 4/27/2026	3,690,000	3,618,045
Province of Ontario 4.7% 1/15/2030	3,000,000	3,051,900
Province of Quebec 2.5% 4/20/2026	1,250,000	1,226,050
Province of Quebec 2.75% 4/12/2027	1,000,000	970,440
TOTAL CANADA		13,474,850
CHILE - 0.0%
Chilean Republic 2.75% 1/31/2027	760,000	731,500
Chilean Republic 3.125% 3/27/2025	320,000	318,627
Chilean Republic 3.24% 2/6/2028	400,000	382,270
TOTAL CHILE		1,432,397
INDONESIA - 0.1%
Indonesia Government 3.5% 1/11/2028	1,000,000	968,375
Indonesia Government 5.25% 1/15/2030	1,000,000	1,015,800
TOTAL INDONESIA		1,984,175
ISRAEL - 0.1%
Israel Government 5.375% 2/19/2030	1,000,000	1,008,544
Israel Government 5.375% 3/12/2029	700,000	706,300
TOTAL ISRAEL		1,714,844
ITALY - 0.0%
Italian Republic 1.25% 2/17/2026	910,000	882,145
KOREA (SOUTH) - 0.1%
Korean Republic 4.5% 7/3/2029	1,500,000	1,514,979
Korean Republic 5.625% 11/3/2025	120,000	120,772
TOTAL KOREA (SOUTH)		1,635,751
MEXICO - 0.1%
United Mexican States 4.125% 1/21/2026	750,000	748,448
United Mexican States 4.15% 3/28/2027	470,000	462,658
United Mexican States 5.4% 2/9/2028	1,250,000	1,257,800
United Mexican States 6% 5/13/2030	1,000,000	1,019,000
TOTAL MEXICO		3,487,906
PANAMA - 0.1%
Panamanian Republic 3.75% 3/16/2025	2,100,000	2,094,750
PHILIPPINES - 0.0%
Philippine Republic 10.625% 3/16/2025	540,000	541,350
Philippine Republic 5.17% 10/13/2027	1,000,000	1,012,940
TOTAL PHILIPPINES		1,554,290
POLAND - 0.1%
Republic of Poland 3.25% 4/6/2026	1,850,000	1,826,598
Republic of Poland 4.625% 3/18/2029	500,000	498,285
Republic of Poland 4.875% 2/12/2030	800,000	803,832
TOTAL POLAND		3,128,715
URUGUAY - 0.0%
Uruguay Republic 4.375% 10/27/2027	600,000	598,124
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $32,087,551)		31,987,947

Non-Convertible Corporate Bonds - 29.5%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.3%
Financials - 0.3%
Banks - 0.3%
Australia & New Zealand Banking Group Ltd/New York NY 5.088% 12/8/2025 (c)	630,000	633,351
Commonwealth Bank of Australia/New York NY 5.316% 3/13/2026 (c)	710,000	717,166
National Australia Bank Ltd/New York 3.375% 1/14/2026 (c)	800,000	793,779
National Australia Bank Ltd/New York 3.905% 6/9/2027 (c)	1,140,000	1,130,874
National Australia Bank Ltd/New York 4.787% 1/10/2029	280,000	283,688
National Australia Bank Ltd/New York 4.9% 6/13/2028	440,000	447,244
Westpac Banking Corp 2.85% 5/13/2026	330,000	324,535
Westpac Banking Corp 3.35% 3/8/2027	360,000	353,743
Westpac Banking Corp 3.4% 1/25/2028	1,110,000	1,082,431
Westpac Banking Corp 4.043% 8/26/2027	560,000	558,234
Westpac Banking Corp 4.322% 11/23/2031 (b)	930,000	922,488
Westpac Banking Corp 5.05% 4/16/2029	590,000	604,276
Westpac Banking Corp 5.457% 11/18/2027	420,000	432,392
Westpac Banking Corp 5.535% 11/17/2028	310,000	322,400
		8,606,601
Materials - 0.0%
Metals & Mining - 0.0%
BHP Billiton Finance USA Ltd 4.75% 2/28/2028	440,000	444,104
BHP Billiton Finance USA Ltd 4.875% 2/27/2026	320,000	321,242
BHP Billiton Finance USA Ltd 5.1% 9/8/2028	470,000	478,683
Rio Tinto Finance USA Ltd 7.125% 7/15/2028	400,000	432,453
		1,676,482
TOTAL AUSTRALIA		10,283,083
AUSTRIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Oesterreichische Kontrollbank AG 0.375% 9/17/2025	583,000	570,534
BELGIUM - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide Inc 4.75% 1/23/2029 (c)	1,940,000	1,957,675
BRAZIL - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Suzano Austria GmbH 2.5% 9/15/2028	700,000	637,875
Suzano Austria GmbH 6% 1/15/2029	650,000	661,375

TOTAL BRAZIL		1,299,250
CANADA - 1.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
TELUS Corp 3.7% 9/15/2027	320,000	313,373
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 3.2% 3/15/2027	580,000	563,105
Rogers Communications Inc 5% 2/15/2029	580,000	582,274
		1,145,379
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Magna International Inc 4.15% 10/1/2025	360,000	358,977
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canadian Natural Resources Ltd 2.05% 7/15/2025	280,000	277,219
Canadian Natural Resources Ltd 3.85% 6/1/2027	590,000	580,366
Canadian Natural Resources Ltd 5% 12/15/2029 (d)	250,000	249,986
Cenovus Energy Inc 5.375% 7/15/2025	280,000	280,143
Enbridge Inc 1.6% 10/4/2026	500,000	477,462
Enbridge Inc 3.7% 7/15/2027	330,000	323,544
Enbridge Inc 5.3% 4/5/2029	600,000	610,363
South Bow USA Infrastructure Holdings LLC 5.026% 10/1/2029 (d)	550,000	547,018
TransCanada PipeLines Ltd 4.25% 5/15/2028	490,000	483,388
TransCanada PipeLines Ltd 4.875% 1/15/2026	340,000	340,225
		4,169,714
Financials - 1.1%
Banks - 1.0%
Bank of Montreal 0.949% 1/22/2027 (b)	100,000	96,862
Bank of Montreal 1.25% 9/15/2026	750,000	715,304
Bank of Montreal 3.803% 12/15/2032 (b)	600,000	580,274
Bank of Montreal 4.64% 9/10/2030 (b)	370,000	368,015
Bank of Montreal 4.7% 9/14/2027	1,690,000	1,699,830
Bank of Montreal 5.717% 9/25/2028	140,000	144,980
Bank of Nova Scotia/The 1.05% 3/2/2026	590,000	570,834
Bank of Nova Scotia/The 1.3% 9/15/2026	1,240,000	1,183,291
Bank of Nova Scotia/The 4.5% 12/16/2025	1,300,000	1,296,794
Bank of Nova Scotia/The 4.75% 2/2/2026	1,500,000	1,503,033
Bank of Nova Scotia/The 4.932% 2/14/2029 (b)	2,760,000	2,778,059
Bank of Nova Scotia/The 5.25% 6/12/2028	260,000	265,732
Canadian Imperial Bank of Commerce 1.25% 6/22/2026	590,000	566,422
Canadian Imperial Bank of Commerce 3.945% 8/4/2025	530,000	528,600
Canadian Imperial Bank of Commerce 4.631% 9/11/2030 (b)	540,000	536,089
Canadian Imperial Bank of Commerce 5.26% 4/8/2029	1,000,000	1,019,611
National Bank of Canada 4.5% 10/10/2029	550,000	543,000
Royal Bank of Canada 0.875% 1/20/2026	2,060,000	1,997,762
Royal Bank of Canada 1.2% 4/27/2026	2,080,000	2,007,632
Royal Bank of Canada 2.05% 1/21/2027	600,000	575,635
Royal Bank of Canada 3.625% 5/4/2027	520,000	511,046
Royal Bank of Canada 4.522% 10/18/2028 (b)	450,000	448,705
Royal Bank of Canada 4.65% 10/18/2030 (b)	900,000	895,047
Royal Bank of Canada 4.95% 2/1/2029	1,070,000	1,084,110
Royal Bank of Canada 5.153% 2/4/2031 (b)	700,000	709,980
Toronto Dominion Bank 0.75% 1/6/2026	520,000	503,776
Toronto Dominion Bank 1.2% 6/3/2026	390,000	374,949
Toronto Dominion Bank 1.95% 1/12/2027	1,550,000	1,479,843
Toronto Dominion Bank 3.625% 9/15/2031 (b)	630,000	615,640
Toronto Dominion Bank 4.108% 6/8/2027	520,000	515,629
Toronto Dominion Bank 5.146% 9/10/2034 (b)	160,000	158,218
Toronto Dominion Bank 5.156% 1/10/2028	1,430,000	1,453,933
Toronto Dominion Bank 5.264% 12/11/2026	1,000,000	1,013,916
Toronto Dominion Bank 5.523% 7/17/2028	650,000	668,107
		29,410,658
Capital Markets - 0.0%
Brookfield Finance Inc 3.9% 1/25/2028	660,000	648,505
Insurance - 0.1%
Fairfax Financial Holdings Ltd 4.85% 4/17/2028	300,000	300,209
Manulife Financial Corp 2.484% 5/19/2027	520,000	498,483
Manulife Financial Corp 4.061% 2/24/2032 (b)	230,000	225,800
		1,024,492
TOTAL FINANCIALS		31,083,655

Industrials - 0.1%
Ground Transportation - 0.1%
Canadian National Railway Co 2.75% 3/1/2026	100,000	98,402
Canadian National Railway Co 6.9% 7/15/2028	190,000	203,686
Canadian Pacific Railway Co 1.75% 12/2/2026	1,133,000	1,081,078
		1,383,166
Professional Services - 0.0%
Thomson Reuters Corp 3.35% 5/15/2026	260,000	256,372
TOTAL INDUSTRIALS		1,639,538

Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd 4.2% 4/1/2029	330,000	324,018
Nutrien Ltd 4.9% 3/27/2028	620,000	625,875
		949,893
Utilities - 0.0%
Electric Utilities - 0.0%
Fortis Inc/Canada 3.055% 10/4/2026	460,000	448,800
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026	390,000	383,972
TOTAL UTILITIES		832,772

TOTAL CANADA		40,493,301
CHINA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Baidu Inc 1.72% 4/9/2026	1,000,000	970,290
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	170,000	168,499
NXP BV / NXP Funding LLC / NXP USA Inc 4.4% 6/1/2027	290,000	288,620
NXP BV / NXP Funding LLC 5.55% 12/1/2028	140,000	142,917
		600,036
TOTAL CHINA		1,570,326
FRANCE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TotalEnergies Capital International SA 3.455% 2/19/2029	570,000	550,036
GERMANY - 0.4%
Financials - 0.4%
Capital Markets - 0.1%
Deutsche Bank AG/New York NY 1.686% 3/19/2026	400,000	388,558
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (b)	1,400,000	1,374,157
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (b)	1,610,000	1,544,384
Deutsche Bank AG/New York NY 2.552% 1/7/2028 (b)	390,000	375,021
Deutsche Bank AG/New York NY 4.875% 12/1/2032 (b)	250,000	245,137
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (b)	290,000	288,652
Deutsche Bank AG/New York NY 6.119% 7/14/2026 (b)	170,000	170,764
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (b)	160,000	167,495
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (b)(c)	1,000,000	1,062,718
		5,616,886
Financial Services - 0.3%
KfW 3% 5/20/2027	5,800,000	5,669,876
Landwirtschaftliche Rentenbank 2.5% 11/15/2027	2,460,000	2,363,139
		8,033,015
TOTAL GERMANY		13,649,901
IRELAND - 0.2%
Financials - 0.2%
Consumer Finance - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	150,000	146,250
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	2,512,000	2,422,281
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	1,410,000	1,324,278
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.65% 7/21/2027	150,000	146,293
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 10/1/2025	440,000	439,247
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 9/10/2029	500,000	494,835
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.1% 1/19/2029	700,000	707,013
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028	150,000	154,216
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	732,000	755,466

TOTAL IRELAND		6,589,879
JAPAN - 1.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Toyota Motor Corp 1.339% 3/25/2026	110,000	106,591
Toyota Motor Corp 2.76% 7/2/2029	1,340,000	1,258,206
Toyota Motor Corp 5.118% 7/13/2028	1,800,000	1,843,803
		3,208,600
Financials - 1.0%
Banks - 0.9%
Japan Bank for International Cooperation 1.875% 7/21/2026	5,300,000	5,132,084
Japan Bank for International Cooperation 4.625% 7/22/2027	600,000	605,208
Japan Bank for International Cooperation 4.875% 10/18/2028	1,000,000	1,022,747
Mitsubishi UFJ Financial Group Inc 1.412% 7/17/2025	730,000	721,419
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (b)	900,000	863,869
Mitsubishi UFJ Financial Group Inc 2.757% 9/13/2026	1,110,000	1,082,971
Mitsubishi UFJ Financial Group Inc 3.741% 3/7/2029	850,000	826,464
Mitsubishi UFJ Financial Group Inc 3.961% 3/2/2028	450,000	443,897
Mitsubishi UFJ Financial Group Inc 5.017% 7/20/2028 (b)	1,050,000	1,058,907
Mitsubishi UFJ Financial Group Inc 5.197% 1/16/2031 (b)	300,000	304,819
Mitsubishi UFJ Financial Group Inc 5.242% 4/19/2029 (b)	300,000	305,349
Mitsubishi UFJ Financial Group Inc 5.354% 9/13/2028 (b)	300,000	305,803
Mitsubishi UFJ Financial Group Inc 5.422% 2/22/2029 (b)	1,000,000	1,022,418
Mizuho Financial Group Inc 1.234% 5/22/2027 (b)	210,000	201,674
Mizuho Financial Group Inc 1.554% 7/9/2027 (b)	743,000	713,250
Mizuho Financial Group Inc 2.226% 5/25/2026 (b)	200,000	198,941
Mizuho Financial Group Inc 3.17% 9/11/2027	430,000	416,418
Mizuho Financial Group Inc 5.098% 5/13/2031 (b)	600,000	606,924
Mizuho Financial Group Inc 5.382% 7/10/2030 (b)	1,000,000	1,021,265
Mizuho Financial Group Inc 5.414% 9/13/2028 (b)	200,000	204,070
Mizuho Financial Group Inc 5.667% 5/27/2029 (b)	590,000	606,787
Mizuho Financial Group Inc 5.778% 7/6/2029 (b)	860,000	887,618
Sumitomo Mitsui Financial Group Inc 2.174% 1/14/2027	1,400,000	1,342,750
Sumitomo Mitsui Financial Group Inc 2.632% 7/14/2026	1,520,000	1,483,357
Sumitomo Mitsui Financial Group Inc 3.01% 10/19/2026	240,000	234,610
Sumitomo Mitsui Financial Group Inc 3.04% 7/16/2029	1,480,000	1,380,205
Sumitomo Mitsui Financial Group Inc 3.446% 1/11/2027	370,000	363,557
Sumitomo Mitsui Financial Group Inc 3.544% 1/17/2028	2,190,000	2,135,788
Sumitomo Mitsui Financial Group Inc 5.24% 4/15/2030	700,000	713,995
Sumitomo Mitsui Financial Group Inc 5.52% 1/13/2028	650,000	667,054
Sumitomo Mitsui Financial Group Inc 5.8% 7/13/2028	300,000	311,644
		27,185,862
Capital Markets - 0.1%
Nomura Holdings Inc 1.653% 7/14/2026	1,160,000	1,114,706
Nomura Holdings Inc 1.851% 7/16/2025	1,000,000	989,403
Nomura Holdings Inc 2.172% 7/14/2028	410,000	376,922
Nomura Holdings Inc 2.71% 1/22/2029	200,000	185,305
Nomura Holdings Inc 5.386% 7/6/2027	240,000	243,466
Nomura Holdings Inc 5.605% 7/6/2029	1,030,000	1,060,176
Nomura Holdings Inc 6.07% 7/12/2028	400,000	415,665
		4,385,643
TOTAL JAPAN		34,780,105
KOREA (SOUTH) - 0.2%
Financials - 0.2%
Banks - 0.2%
Export-Import Bank of Korea 0.625% 2/9/2026	1,200,000	1,158,954
Export-Import Bank of Korea 4% 9/11/2029	500,000	491,324
Export-Import Bank of Korea 5% 1/11/2028	2,000,000	2,034,114
Export-Import Bank of Korea 5.125% 9/18/2028	400,000	409,714
Korea Development Bank/The 4.125% 10/16/2027	2,200,000	2,189,428
Korea Development Bank/The 4.875% 2/3/2030	800,000	816,531

TOTAL KOREA (SOUTH)		7,100,065
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ArcelorMittal SA 6.55% 11/29/2027	760,000	794,817
MEXICO - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV 3.625% 4/22/2029	410,000	391,067
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp 3.875% 4/23/2025	240,000	239,402
TOTAL MEXICO		630,469
MULTI-NATIONAL - 0.9%
Financials - 0.9%
Banks - 0.7%
African Development Bank 0.875% 7/22/2026	2,860,000	2,736,435
Corp Andina de Fomento 1.625% 9/23/2025	1,000,000	983,560
Corp Andina de Fomento 4.125% 1/7/2028	1,000,000	992,965
Corp Andina de Fomento 5% 1/22/2030	1,000,000	1,021,753
Corp Andina de Fomento 5% 1/24/2029	175,000	177,886
European Investment Bank 3.75% 11/15/2029	7,000,000	6,894,440
Inter-American Development Bank 0.625% 7/15/2025	750,000	739,676
Inter-American Development Bank 0.875% 4/20/2026	3,000,000	2,893,483
Inter-American Development Bank 1.5% 1/13/2027	3,500,000	3,339,170
Inter-American Development Bank 4% 1/12/2028	1,900,000	1,896,991
		21,676,359
Capital Markets - 0.0%
Asian Infrastructure Investment Bank/The 3.75% 9/14/2027	2,050,000	2,035,089
Financial Services - 0.2%
International Bank for Reconstruction & Development 1.875% 10/27/2026	5,140,000	4,959,814
International Finance Corp 0.375% 7/16/2025	490,000	482,732
		5,442,546
TOTAL MULTI-NATIONAL		29,153,994
NETHERLANDS - 0.2%
Financials - 0.2%
Banks - 0.2%
Cooperatieve Rabobank UA 4.375% 8/4/2025	360,000	359,148
Cooperatieve Rabobank UA/NY 4.883% 1/21/2028 (c)	1,500,000	1,523,156
Cooperatieve Rabobank UA/NY 5.5% 7/18/2025	1,300,000	1,304,441
ING Groep NV 1.726% 4/1/2027 (b)	484,000	469,588
ING Groep NV 4.017% 3/28/2028 (b)	1,240,000	1,224,450
ING Groep NV 4.05% 4/9/2029	700,000	682,593
ING Groep NV 5.335% 3/19/2030 (b)	430,000	437,705

TOTAL NETHERLANDS		6,001,081
SPAIN - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Emisiones SA 4.103% 3/8/2027	580,000	574,768
Financials - 0.3%
Banks - 0.3%
Banco Bilbao Vizcaya Argentaria SA 5.381% 3/13/2029	600,000	613,862
Banco Bilbao Vizcaya Argentaria SA 6.138% 9/14/2028 (b)	200,000	205,958
Banco Santander SA 1.722% 9/14/2027 (b)	800,000	764,945
Banco Santander SA 3.306% 6/27/2029	1,400,000	1,321,415
Banco Santander SA 4.175% 3/24/2028 (b)	600,000	593,512
Banco Santander SA 4.379% 4/12/2028	600,000	592,933
Banco Santander SA 5.179% 11/19/2025	400,000	400,789
Banco Santander SA 5.294% 8/18/2027	400,000	404,865
Banco Santander SA 5.538% 3/14/2030 (b)	600,000	612,178
Banco Santander SA 6.527% 11/7/2027 (b)	3,000,000	3,089,247
Banco Santander SA 6.607% 11/7/2028	200,000	212,526
		8,812,230
TOTAL SPAIN		9,386,998
SWEDEN - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Svensk Exportkredit AB 4.625% 11/28/2025	3,000,000	3,004,491
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
UBS AG/Stamford CT 1.25% 8/7/2026	430,000	411,616
UBS AG/Stamford CT 5% 7/9/2027	520,000	525,911
UBS AG/Stamford CT 7.5% 2/15/2028 (c)	1,430,000	1,545,496
UBS Group AG 4.55% 4/17/2026	920,000	920,586
		3,403,609
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Tyco Electronics Group SA 4.5% 2/13/2026	510,000	510,110
TOTAL SWITZERLAND		3,913,719
UNITED KINGDOM - 1.6%
Consumer Staples - 0.2%
Beverages - 0.0%
Diageo Capital PLC 5.3% 10/24/2027	650,000	663,653
Food Products - 0.0%
Unilever Capital Corp 2% 7/28/2026	280,000	271,521
Unilever Capital Corp 2.9% 5/5/2027	730,000	709,677
Unilever Capital Corp 3.1% 7/30/2025	370,000	368,205
Unilever Capital Corp 4.875% 9/8/2028	160,000	162,966
		1,512,369
Tobacco - 0.2%
BAT Capital Corp 2.259% 3/25/2028 (c)	450,000	419,386
BAT Capital Corp 3.215% 9/6/2026	200,000	195,926
BAT Capital Corp 3.557% 8/15/2027	1,040,000	1,014,429
BAT Capital Corp 4.7% 4/2/2027	250,000	250,363
BAT International Finance PLC 1.668% 3/25/2026	680,000	659,086
BAT International Finance PLC 5.931% 2/2/2029	590,000	613,899
		3,153,089
Financials - 1.3%
Banks - 1.3%
Barclays PLC 2.279% 11/24/2027 (b)	1,940,000	1,862,459
Barclays PLC 2.852% 5/7/2026 (b)	400,000	398,650
Barclays PLC 4.375% 1/12/2026	520,000	518,494
Barclays PLC 4.836% 5/9/2028	1,330,000	1,324,790
Barclays PLC 4.942% 9/10/2030 (b)	600,000	597,353
Barclays PLC 5.2% 5/12/2026	800,000	803,957
Barclays PLC 5.367% 2/25/2031 (b)	500,000	505,819
Barclays PLC 5.501% 8/9/2028 (b)	200,000	203,229
Barclays PLC 5.674% 3/12/2028 (b)	1,410,000	1,433,971
Barclays PLC 5.69% 3/12/2030 (b)	550,000	563,770
Barclays PLC 5.829% 5/9/2027 (b)	600,000	607,605
Barclays PLC 6.49% 9/13/2029 (b)	520,000	546,633
Barclays PLC 7.385% 11/2/2028 (b)	1,000,000	1,062,505
HSBC Holdings PLC 2.013% 9/22/2028 (b)	3,240,000	3,023,299
HSBC Holdings PLC 2.999% 3/10/2026 (b)	5,000,000	4,998,312
HSBC Holdings PLC 3.973% 5/22/2030 (b)	1,770,000	1,699,438
HSBC Holdings PLC 4.292% 9/12/2026 (b)	300,000	299,295
HSBC Holdings PLC 5.12% 3/3/2031 (b)	400,000	400,833
HSBC Holdings PLC 5.286% 11/19/2030 (b)	1,220,000	1,231,547
HSBC Holdings PLC 5.597% 5/17/2028 (b)	1,710,000	1,737,179
HSBC Holdings PLC 5.887% 8/14/2027 (b)	3,000,000	3,051,345
HSBC Holdings PLC 6.161% 3/9/2029 (b)	400,000	415,059
Lloyds Banking Group PLC 1.627% 5/11/2027 (b)	210,000	202,565
Lloyds Banking Group PLC 3.574% 11/7/2028 (b)	1,310,000	1,269,809
Lloyds Banking Group PLC 3.75% 3/18/2028 (b)	610,000	598,618
Lloyds Banking Group PLC 4.65% 3/24/2026	330,000	329,443
Lloyds Banking Group PLC 5.087% 11/26/2028 (b)	250,000	251,786
Lloyds Banking Group PLC 5.721% 6/5/2030 (b)	900,000	926,657
Lloyds Banking Group PLC 5.871% 3/6/2029 (b)	240,000	247,367
NatWest Group PLC 3.073% 5/22/2028 (b)	500,000	482,812
NatWest Group PLC 4.445% 5/8/2030 (b)	990,000	972,471
NatWest Group PLC 4.8% 4/5/2026	990,000	993,068
NatWest Group PLC 5.516% 9/30/2028 (b)	200,000	203,694
NatWest Group PLC 5.808% 9/13/2029 (b)	1,900,000	1,959,251
NatWest Group PLC 5.847% 3/2/2027 (b)	200,000	202,436
NatWest Group PLC 6.475% 6/1/2034 (b)	300,000	312,722
Santander UK Group Holdings PLC 1.532% 8/21/2026 (b)	540,000	532,006
Santander UK Group Holdings PLC 1.673% 6/14/2027 (b)	420,000	403,437
Santander UK Group Holdings PLC 3.823% 11/3/2028 (b)	400,000	388,919
Santander UK Group Holdings PLC 6.534% 1/10/2029 (b)	800,000	833,405
		38,396,008
Health Care - 0.1%
Pharmaceuticals - 0.1%
Astrazeneca Finance LLC 1.2% 5/28/2026	2,000,000	1,928,140
Astrazeneca Finance LLC 4.85% 2/26/2029	760,000	770,136
Astrazeneca Finance LLC 4.875% 3/3/2028 (c)	590,000	598,953
Astrazeneca PLC 3.125% 6/12/2027	410,000	400,137
		3,697,366
Utilities - 0.0%
Multi-Utilities - 0.0%
National Grid PLC 5.602% 6/12/2028	360,000	369,790
TOTAL UNITED KINGDOM		47,792,275
UNITED STATES - 22.7%
Communication Services - 1.3%
Diversified Telecommunication Services - 0.4%
AT&T Inc 1.65% 2/1/2028 (c)	1,550,000	1,428,994
AT&T Inc 1.7% 3/25/2026	1,630,000	1,581,755
AT&T Inc 2.3% 6/1/2027	2,980,000	2,837,008
AT&T Inc 4.35% 3/1/2029	1,970,000	1,951,282
Sprint Capital Corp 6.875% 11/15/2028	70,000	74,873
Verizon Communications Inc 2.1% 3/22/2028	4,240,000	3,947,441
Verizon Communications Inc 3.875% 2/8/2029 (c)	580,000	565,657
Verizon Communications Inc 4.329% 9/21/2028	1,210,000	1,201,455
		13,588,465
Entertainment - 0.1%
Netflix Inc 4.875% 4/15/2028	1,070,000	1,084,148
Netflix Inc 5.875% 11/15/2028	260,000	272,255
Walt Disney Co/The 1.75% 1/13/2026	760,000	742,793
Walt Disney Co/The 2% 9/1/2029	620,000	558,381
Walt Disney Co/The 3.375% 11/15/2026 (c)	310,000	305,343
		2,962,920
Interactive Media & Services - 0.1%
Alphabet Inc 0.45% 8/15/2025	850,000	835,000
Alphabet Inc 1.998% 8/15/2026	650,000	630,199
Meta Platforms Inc 3.5% 8/15/2027	1,040,000	1,023,143
Meta Platforms Inc 4.3% 8/15/2029	400,000	399,295
Meta Platforms Inc 4.6% 5/15/2028 (c)	400,000	404,360
		3,291,997
Media - 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	1,130,000	1,093,162
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028 (c)	520,000	508,564
Charter Communications Operating LLC / Charter Communications Operating Capital 4.908% 7/23/2025	83,000	82,886
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029 (c)	730,000	725,503
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029 (c)	240,000	247,868
Charter Communications Operating LLC / Charter Communications Operating Capital 6.15% 11/10/2026	690,000	704,316
Comcast Corp 2.35% 1/15/2027	270,000	260,279
Comcast Corp 3.15% 3/1/2026	750,000	740,558
Comcast Corp 3.375% 8/15/2025	940,000	935,300
Comcast Corp 3.95% 10/15/2025	470,000	468,784
Comcast Corp 4.15% 10/15/2028 (c)	740,000	730,542
Comcast Corp 4.55% 1/15/2029 (c)	1,000,000	1,002,632
Comcast Corp 5.1% 6/1/2029	1,280,000	1,307,245
Discovery Communications LLC 4.125% 5/15/2029	660,000	626,461
Discovery Communications LLC 4.9% 3/11/2026	1,190,000	1,189,821
Fox Corp 4.709% 1/25/2029	680,000	678,303
Paramount Global 2.9% 1/15/2027	190,000	183,247
Paramount Global 3.375% 2/15/2028 (c)	200,000	191,451
TCI Communications Inc 7.875% 2/15/2026	620,000	639,029
TWDC Enterprises 18 Corp 1.85% 7/30/2026	120,000	115,976
TWDC Enterprises 18 Corp 2.95% 6/15/2027	820,000	796,747
TWDC Enterprises 18 Corp 3% 2/13/2026	130,000	128,328
Warnermedia Holdings Inc 3.755% 3/15/2027	1,640,000	1,600,862
Warnermedia Holdings Inc 4.054% 3/15/2029	270,000	256,495
		15,214,359
Wireless Telecommunication Services - 0.2%
Sprint LLC 7.625% 3/1/2026	1,140,000	1,161,298
T-Mobile USA Inc 1.5% 2/15/2026	290,000	281,539
T-Mobile USA Inc 2.625% 2/15/2029	380,000	351,110
T-Mobile USA Inc 3.375% 4/15/2029	1,880,000	1,780,190
T-Mobile USA Inc 3.75% 4/15/2027	470,000	462,651
T-Mobile USA Inc 4.95% 3/15/2028 (c)	2,000,000	2,017,478
T-Mobile USA Inc 5.375% 4/15/2027	1,020,000	1,021,309
		7,075,575
TOTAL COMMUNICATION SERVICES		42,133,316

Consumer Discretionary - 1.2%
Automobile Components - 0.0%
Lear Corp 3.8% 9/15/2027	280,000	274,016
Automobiles - 0.5%
American Honda Finance Corp 1.2% 7/8/2025	505,000	498,956
American Honda Finance Corp 2.25% 1/12/2029	990,000	907,357
American Honda Finance Corp 3.5% 2/15/2028	560,000	544,720
American Honda Finance Corp 4.4% 9/5/2029	290,000	286,542
American Honda Finance Corp 4.6% 4/17/2025	700,000	699,854
American Honda Finance Corp 5.125% 7/7/2028	280,000	285,125
General Motors Financial Co Inc 1.25% 1/8/2026	1,070,000	1,038,615
General Motors Financial Co Inc 2.7% 8/20/2027	580,000	552,160
General Motors Financial Co Inc 3.85% 1/5/2028	280,000	272,683
General Motors Financial Co Inc 4% 10/6/2026 (c)	640,000	632,419
General Motors Financial Co Inc 4.3% 7/13/2025 (c)	840,000	838,865
General Motors Financial Co Inc 4.9% 10/6/2029	650,000	642,125
General Motors Financial Co Inc 5% 4/9/2027	960,000	963,571
General Motors Financial Co Inc 5.25% 3/1/2026	590,000	591,867
General Motors Financial Co Inc 5.35% 1/7/2030	920,000	923,612
General Motors Financial Co Inc 5.4% 4/6/2026	1,000,000	1,005,878
General Motors Financial Co Inc 5.4% 5/8/2027 (c)	630,000	637,061
General Motors Financial Co Inc 5.55% 7/15/2029	1,120,000	1,137,440
General Motors Financial Co Inc 5.8% 1/7/2029 (c)	990,000	1,014,789
General Motors Financial Co Inc 5.8% 6/23/2028 (c)	400,000	410,667
		13,884,306
Broadline Retail - 0.2%
Amazon.com Inc 1% 5/12/2026	1,168,000	1,125,772
Amazon.com Inc 1.2% 6/3/2027 (c)	1,440,000	1,348,494
Amazon.com Inc 3.15% 8/22/2027	1,120,000	1,092,181
Amazon.com Inc 3.45% 4/13/2029 (c)	680,000	661,375
Amazon.com Inc 4.55% 12/1/2027	420,000	423,928
eBay Inc 1.4% 5/10/2026	666,000	642,569
		5,294,319
Hotels, Restaurants & Leisure - 0.2%
Expedia Group Inc 3.8% 2/15/2028	490,000	477,506
Expedia Group Inc 5% 2/15/2026 (c)	330,000	330,670
Marriott International Inc/MD 3.125% 6/15/2026	190,000	186,573
Marriott International Inc/MD 4.875% 5/15/2029	1,120,000	1,126,899
Marriott International Inc/MD 5% 10/15/2027 (c)	450,000	455,083
McDonald's Corp 1.45% 9/1/2025	110,000	108,288
McDonald's Corp 3.3% 7/1/2025	1,310,000	1,304,541
McDonald's Corp 3.5% 7/1/2027	240,000	235,298
McDonald's Corp 3.7% 1/30/2026	110,000	109,283
McDonald's Corp 3.8% 4/1/2028	340,000	333,775
McDonald's Corp 5% 5/17/2029 (c)	670,000	681,889
Starbucks Corp 2.45% 6/15/2026	350,000	341,730
Starbucks Corp 3.8% 8/15/2025	583,000	581,154
Starbucks Corp 4% 11/15/2028	980,000	963,835
		7,236,524
Household Durables - 0.1%
DR Horton Inc 1.3% 10/15/2026	750,000	712,563
Lennar Corp 4.75% 11/29/2027 (c)	350,000	351,192
Toll Brothers Finance Corp 4.35% 2/15/2028	370,000	365,807
Whirlpool Corp 4.75% 2/26/2029 (c)	310,000	305,471
		1,735,033
Leisure Products - 0.0%
Hasbro Inc 3.5% 9/15/2027	360,000	349,443
Hasbro Inc 3.55% 11/19/2026	200,000	196,176
		545,619
Specialty Retail - 0.2%
AutoNation Inc 1.95% 8/1/2028	190,000	172,038
AutoZone Inc 3.125% 4/21/2026	270,000	265,925
AutoZone Inc 4.5% 2/1/2028	160,000	160,186
AutoZone Inc 5.1% 7/15/2029 (c)	360,000	365,563
Home Depot Inc/The 2.125% 9/15/2026 (c)	480,000	464,994
Home Depot Inc/The 2.8% 9/14/2027 (c)	1,220,000	1,177,735
Home Depot Inc/The 3% 4/1/2026	100,000	98,744
Home Depot Inc/The 3.35% 9/15/2025 (c)	720,000	715,921
Home Depot Inc/The 3.9% 12/6/2028 (c)	330,000	324,831
Home Depot Inc/The 4.75% 6/25/2029	900,000	909,623
Home Depot Inc/The 4.9% 4/15/2029 (c)	660,000	671,742
Lowe's Cos Inc 3.65% 4/5/2029	1,420,000	1,368,776
Lowe's Cos Inc 4.8% 4/1/2026 (c)	700,000	702,765
		7,398,843
Textiles, Apparel & Luxury Goods - 0.0%
NIKE Inc 2.75% 3/27/2027 (c)	550,000	533,815
VF Corp 2.8% 4/23/2027	420,000	395,956
		929,771
TOTAL CONSUMER DISCRETIONARY		37,298,431

Consumer Staples - 1.2%
Beverages - 0.4%
Coca-Cola Co/The 1.45% 6/1/2027 (c)	610,000	574,622
Coca-Cola Co/The 2.9% 5/25/2027 (c)	760,000	740,058
Constellation Brands Inc 3.7% 12/6/2026 (c)	340,000	335,447
Constellation Brands Inc 4.35% 5/9/2027	250,000	248,788
Constellation Brands Inc 4.65% 11/15/2028 (c)	700,000	698,801
Constellation Brands Inc 4.8% 1/15/2029	240,000	240,737
Keurig Dr Pepper Inc 2.55% 9/15/2026	110,000	106,947
Keurig Dr Pepper Inc 3.4% 11/15/2025	150,000	148,900
Keurig Dr Pepper Inc 3.43% 6/15/2027	340,000	332,090
Keurig Dr Pepper Inc 4.597% 5/25/2028 (c)	1,300,000	1,300,582
Molson Coors Beverage Co 3% 7/15/2026 (c)	840,000	823,205
PepsiCo Inc 2.375% 10/6/2026	500,000	485,741
PepsiCo Inc 3% 10/15/2027 (c)	2,470,000	2,398,013
PepsiCo Inc 3.6% 2/18/2028	230,000	226,268
PepsiCo Inc 4.6% 2/7/2030 (c)	500,000	503,354
		9,163,553
Consumer Staples Distribution & Retail - 0.2%
Dollar General Corp 4.625% 11/1/2027	1,000,000	1,000,106
Dollar Tree Inc 4.2% 5/15/2028 (c)	940,000	924,603
Kroger Co/The 2.65% 10/15/2026	120,000	116,496
Kroger Co/The 3.5% 2/1/2026	200,000	198,034
Sysco Corp 3.25% 7/15/2027 (c)	340,000	330,502
Sysco Corp 3.3% 7/15/2026	590,000	580,934
Target Corp 2.5% 4/15/2026	420,000	412,189
Target Corp 3.375% 4/15/2029	250,000	240,144
Walmart Inc 1.5% 9/22/2028	1,350,000	1,232,365
Walmart Inc 3.05% 7/8/2026	1,150,000	1,133,833
Walmart Inc 3.55% 6/26/2025	280,000	279,075
Walmart Inc 3.9% 4/15/2028 (c)	300,000	298,169
Walmart Inc 3.95% 9/9/2027 (c)	800,000	796,361
		7,542,811
Food Products - 0.3%
Bunge Ltd Fin Corp 3.25% 8/15/2026	600,000	588,822
Bunge Ltd Fin Corp 4.2% 9/17/2029	250,000	245,495
Conagra Brands Inc 1.375% 11/1/2027	270,000	247,221
Conagra Brands Inc 4.6% 11/1/2025	230,000	229,902
Conagra Brands Inc 4.85% 11/1/2028	1,000,000	1,000,646
General Mills Inc 4.2% 4/17/2028	940,000	930,700
General Mills Inc 4.875% 1/30/2030	180,000	180,716
Hershey Co/The 2.3% 8/15/2026 (c)	590,000	574,987
JM Smucker Co 3.375% 12/15/2027	360,000	349,916
Kellanova 3.4% 11/15/2027	450,000	437,759
Kraft Heinz Foods Co 3% 6/1/2026	430,000	421,881
Kraft Heinz Foods Co 3.875% 5/15/2027	800,000	789,010
McCormick & Co Inc/MD 3.4% 8/15/2027	390,000	380,410
Mondelez International Inc 2.625% 3/17/2027	500,000	482,225
The Campbell's Company 4.15% 3/15/2028	550,000	543,467
Tyson Foods Inc 3.55% 6/2/2027	550,000	537,563
Tyson Foods Inc 4% 3/1/2026	550,000	546,958
Tyson Foods Inc 5.4% 3/15/2029 (c)	320,000	327,297
		8,814,975
Household Products - 0.1%
Colgate-Palmolive Co 4.8% 3/2/2026	640,000	643,475
Kimberly-Clark Corp 1.05% 9/15/2027	450,000	414,656
Kimberly-Clark Corp 3.95% 11/1/2028 (c)	280,000	276,071
Procter & Gamble Co/The 0.55% 10/29/2025 (c)	640,000	624,263
Procter & Gamble Co/The 1% 4/23/2026 (c)	550,000	530,924
Procter & Gamble Co/The 2.85% 8/11/2027	1,080,000	1,046,999
Procter & Gamble Co/The 3.95% 1/26/2028 (c)	1,020,000	1,015,787
		4,552,175
Personal Care Products - 0.0%
Estee Lauder Cos Inc/The 4.375% 5/15/2028	250,000	249,217
Kenvue Inc 5.05% 3/22/2028	590,000	601,143
Kenvue Inc 5.35% 3/22/2026	220,000	221,975
		1,072,335
Tobacco - 0.2%
Altria Group Inc 2.625% 9/16/2026	390,000	379,182
Altria Group Inc 4.4% 2/14/2026	100,000	99,762
Altria Group Inc 4.8% 2/14/2029	780,000	782,267
Philip Morris International Inc 3.125% 8/17/2027	220,000	213,804
Philip Morris International Inc 3.375% 8/15/2029	440,000	418,656
Philip Morris International Inc 4.625% 11/1/2029	1,720,000	1,722,523
Philip Morris International Inc 4.875% 2/15/2028	500,000	506,300
Philip Morris International Inc 5.125% 11/17/2027	1,970,000	2,001,752
		6,124,246
TOTAL CONSUMER STAPLES		37,270,095

Energy - 1.1%
Energy Equipment & Services - 0.0%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 2.061% 12/15/2026 (c)	660,000	633,908
Oil, Gas & Consumable Fuels - 1.1%
Boardwalk Pipelines LP 4.45% 7/15/2027 (c)	540,000	535,948
BP Capital Markets PLC 3.723% 11/28/2028	1,380,000	1,342,702
Cheniere Corpus Christi Holdings LLC 5.125% 6/30/2027	340,000	342,868
Cheniere Energy Inc 4.625% 10/15/2028	970,000	958,530
Chevron Corp 1.995% 5/11/2027	830,000	791,605
Chevron Corp 2.954% 5/16/2026	810,000	797,348
Chevron Corp 3.326% 11/17/2025	250,000	248,280
ConocoPhillips Co 4.7% 1/15/2030 (c)	430,000	432,474
DCP Midstream Operating LP 5.375% 7/15/2025	64,000	64,034
DCP Midstream Operating LP 5.625% 7/15/2027	330,000	336,578
Diamondback Energy Inc 3.5% 12/1/2029	850,000	803,197
Diamondback Energy Inc 5.2% 4/18/2027 (c)	500,000	506,283
Energy Transfer LP 4.95% 6/15/2028	760,000	765,379
Energy Transfer LP 5.2% 4/1/2030 (f)	300,000	303,162
Energy Transfer LP 5.25% 7/1/2029 (c)	480,000	487,257
Energy Transfer LP 5.5% 6/1/2027	100,000	101,540
Energy Transfer LP 5.95% 12/1/2025	370,000	371,739
Energy Transfer LP 6.1% 12/1/2028	1,460,000	1,525,633
EnLink Midstream LLC 5.375% 6/1/2029	170,000	172,382
Enterprise Products Operating LLC 4.15% 10/16/2028	240,000	237,289
Enterprise Products Operating LLC 5.05% 1/10/2026	2,000,000	2,008,384
Enterprise Products Operating LLC 5.25% 8/16/2077 (b)	250,000	246,028
Enterprise Products Operating LLC 5.375% 2/15/2078 (b)(c)	640,000	627,228
Eqt Corp 3.9% 10/1/2027	250,000	245,736
Eqt Corp 5.7% 4/1/2028	380,000	390,204
Eqt Corp 7% 2/1/2030 (c)(e)	370,000	399,751
Exxon Mobil Corp 2.275% 8/16/2026	650,000	632,589
Hess Corp 4.3% 4/1/2027	350,000	347,659
Kinder Morgan Inc 1.75% 11/15/2026	610,000	582,327
Kinder Morgan Inc 4.3% 3/1/2028	410,000	406,708
Kinder Morgan Inc 5.1% 8/1/2029	280,000	283,312
Marathon Petroleum Corp 5.15% 3/1/2030	400,000	402,370
MPLX LP 1.75% 3/1/2026 (c)	840,000	816,154
MPLX LP 4% 3/15/2028	1,070,000	1,049,340
MPLX LP 4.25% 12/1/2027	580,000	573,985
Occidental Petroleum Corp 5.2% 8/1/2029 (c)	500,000	502,552
Occidental Petroleum Corp 6.375% 9/1/2028	110,000	114,332
Occidental Petroleum Corp 8.5% 7/15/2027	770,000	820,470
ONEOK Inc 4.25% 9/24/2027	692,000	685,324
ONEOK Inc 4.4% 10/15/2029	640,000	628,071
ONEOK Inc 4.55% 7/15/2028 (c)	590,000	587,358
ONEOK Inc 5.85% 1/15/2026	520,000	524,407
Ovintiv Inc 5.65% 5/15/2028	580,000	594,730
Phillips 66 Co 3.55% 10/1/2026	390,000	384,297
Pioneer Natural Resources Co 1.125% 1/15/2026	270,000	262,190
Plains All American Pipeline LP / PAA Finance Corp 4.5% 12/15/2026	230,000	229,780
Plains All American Pipeline LP / PAA Finance Corp 4.65% 10/15/2025	140,000	139,823
Sabine Pass Liquefaction LLC 4.2% 3/15/2028	400,000	394,866
Sabine Pass Liquefaction LLC 5% 3/15/2027	790,000	793,965
Sabine Pass Liquefaction LLC 5.875% 6/30/2026	450,000	454,563
Schlumberger Investment SA 4.5% 5/15/2028	320,000	320,905
Shell International Finance BV 2.875% 5/10/2026	960,000	945,258
Shell International Finance BV 3.875% 11/13/2028	710,000	697,963
Targa Resources Corp 6.15% 3/1/2029 (c)	650,000	680,808
Targa Resources Partners LP / Targa Resources Partners Finance Corp 6.5% 7/15/2027 (c)	710,000	714,228
Tennessee Gas Pipeline Co LLC 7% 3/15/2027	540,000	564,416
Valero Energy Corp 4% 4/1/2029 (c)	480,000	466,411
Valero Energy Partners LP 4.5% 3/15/2028	230,000	229,406
Western Gas Partners LP 4.5% 3/1/2028	410,000	406,189
Western Gas Partners LP 4.75% 8/15/2028	240,000	238,911
Western Gas Partners LP 6.35% 1/15/2029	560,000	585,412
Williams Cos Inc/The 3.75% 6/15/2027	1,990,000	1,951,954
Williams Cos Inc/The 4% 9/15/2025 (c)	760,000	757,160
Williams Cos Inc/The 4.9% 3/15/2029	200,000	200,894
		36,012,646
TOTAL ENERGY		36,646,554

Financials - 8.7%
Banks - 4.1%
Bank of America Corp 1.319% 6/19/2026 (b)	1,000,000	990,083
Bank of America Corp 1.658% 3/11/2027 (b)	820,000	796,199
Bank of America Corp 1.734% 7/22/2027 (b)	3,260,000	3,135,778
Bank of America Corp 3.194% 7/23/2030 (b)(c)	2,980,000	2,789,553
Bank of America Corp 3.419% 12/20/2028 (b)	1,540,000	1,487,511
Bank of America Corp 3.593% 7/21/2028 (b)	1,120,000	1,091,475
Bank of America Corp 3.974% 2/7/2030 (b)	500,000	485,494
Bank of America Corp 4.25% 10/22/2026 (c)	2,030,000	2,020,878
Bank of America Corp 4.376% 4/27/2028 (b)(c)	1,900,000	1,888,370
Bank of America Corp 4.948% 7/22/2028 (b)	1,200,000	1,208,154
Bank of America Corp 5.08% 1/20/2027 (b)	1,100,000	1,104,609
Bank of America Corp 5.162% 1/24/2031 (b)	1,750,000	1,771,626
Bank of America Corp 5.202% 4/25/2029 (b)	750,000	760,587
Bank of America Corp 5.819% 9/15/2029 (b)(c)	2,000,000	2,070,196
Bank of America Corp 6.204% 11/10/2028 (b)(c)	800,000	830,228
Bank of America NA 5.526% 8/18/2026	1,710,000	1,737,908
Citibank NA 4.929% 8/6/2026	4,250,000	4,280,338
Citibank NA 5.803% 9/29/2028	760,000	791,563
Citigroup Inc 1.122% 1/28/2027 (b)	2,100,000	2,034,250
Citigroup Inc 1.462% 6/9/2027 (b)	2,200,000	2,113,405
Citigroup Inc 2.976% 11/5/2030 (b)(c)	4,360,000	4,003,816
Citigroup Inc 3.106% 4/8/2026 (b)	2,040,000	2,036,477
Citigroup Inc 3.52% 10/27/2028 (b)	1,650,000	1,600,830
Citigroup Inc 3.668% 7/24/2028 (b)	590,000	576,053
Citigroup Inc 3.887% 1/10/2028 (b)	1,130,000	1,115,227
Citigroup Inc 4.075% 4/23/2029 (b)	650,000	638,902
Citigroup Inc 4.125% 7/25/2028	480,000	472,024
Citigroup Inc 4.45% 9/29/2027	350,000	347,784
Citigroup Inc 4.542% 9/19/2030 (b)(c)	290,000	285,678
Citigroup Inc 4.6% 3/9/2026	750,000	750,065
Citizens Bank NA/Providence RI 4.575% 8/9/2028 (b)	540,000	537,453
Citizens Financial Group Inc 5.253% 3/5/2031 (b)	100,000	100,854
Citizens Financial Group Inc 5.841% 1/23/2030 (b)(c)	370,000	380,126
Comerica Inc 5.982% 1/30/2030 (b)	530,000	539,960
Fifth Third Bancorp 1.707% 11/1/2027 (b)	250,000	238,229
Fifth Third Bancorp 3.95% 3/14/2028	930,000	912,420
Fifth Third Bancorp 4.895% 9/6/2030 (b)	500,000	500,066
Fifth Third Bancorp 6.361% 10/27/2028 (b)	500,000	520,406
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (b)(c)	1,590,000	1,581,006
Huntington Bancshares Inc/OH 5.272% 1/15/2031 (b)(c)	620,000	628,143
Huntington National Bank/The 4.552% 5/17/2028 (b)	590,000	588,491
JPMorgan Chase & Co 1.04% 2/4/2027 (b)	1,500,000	1,453,115
JPMorgan Chase & Co 1.045% 11/19/2026 (b)	470,000	458,492
JPMorgan Chase & Co 1.47% 9/22/2027 (b)	690,000	658,338
JPMorgan Chase & Co 1.578% 4/22/2027 (b)	3,211,000	3,108,001
JPMorgan Chase & Co 2.083% 4/22/2026 (b)	1,500,000	1,494,357
JPMorgan Chase & Co 3.2% 6/15/2026	150,000	147,878
JPMorgan Chase & Co 3.54% 5/1/2028 (b)	510,000	498,782
JPMorgan Chase & Co 3.625% 12/1/2027 (c)	450,000	440,507
JPMorgan Chase & Co 3.702% 5/6/2030 (b)	260,000	249,678
JPMorgan Chase & Co 4.005% 4/23/2029 (b)	1,960,000	1,924,525
JPMorgan Chase & Co 4.125% 12/15/2026	1,480,000	1,472,967
JPMorgan Chase & Co 4.323% 4/26/2028 (b)	3,000,000	2,981,050
JPMorgan Chase & Co 4.851% 7/25/2028 (b)	3,700,000	3,715,823
JPMorgan Chase & Co 4.995% 7/22/2030 (b)	250,000	252,165
JPMorgan Chase & Co 5.012% 1/23/2030 (b)	4,970,000	5,023,500
JPMorgan Chase & Co 5.14% 1/24/2031 (b)	700,000	709,890
JPMorgan Chase & Co 5.581% 4/22/2030 (b)	3,000,000	3,088,924
KeyCorp 2.25% 4/6/2027	50,000	47,504
KeyCorp 5.08% 4/4/2031 (b)	350,000	351,736
M&T Bank Corp 7.413% 10/30/2029 (b)	180,000	194,820
Manufacturers & Traders Trust Co 4.7% 1/27/2028 (c)	1,220,000	1,224,557
Morgan Stanley Bank NA 4.754% 4/21/2026	2,450,000	2,458,923
PNC Financial Services Group Inc/The 1.15% 8/13/2026	900,000	859,742
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (b)	630,000	641,135
PNC Financial Services Group Inc/The 5.3% 1/21/2028 (b)(c)	1,000,000	1,013,701
PNC Financial Services Group Inc/The 5.354% 12/2/2028 (b)	160,000	163,038
PNC Financial Services Group Inc/The 5.492% 5/14/2030 (b)(c)	450,000	462,043
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (b)	1,650,000	1,695,596
Regions Financial Corp 5.722% 6/6/2030 (b)(c)	380,000	389,967
Santander Holdings USA Inc 2.49% 1/6/2028 (b)	500,000	478,491
Santander Holdings USA Inc 4.5% 7/17/2025 (c)	1,270,000	1,268,194
Santander Holdings USA Inc 5.353% 9/6/2030 (b)(c)	290,000	291,660
Santander Holdings USA Inc 6.174% 1/9/2030 (b)	420,000	434,679
Santander Holdings USA Inc 6.565% 6/12/2029 (b)	550,000	574,970
Synchrony Bank 5.4% 8/22/2025 (c)	250,000	250,432
Synchrony Bank 5.625% 8/23/2027 (c)	500,000	506,914
Truist Financial Corp 1.2% 8/5/2025	1,100,000	1,084,050
Truist Financial Corp 1.267% 3/2/2027 (b)	937,000	906,683
Truist Financial Corp 6.047% 6/8/2027 (b)	2,000,000	2,034,856
Truist Financial Corp 7.161% 10/30/2029 (b)(c)	1,100,000	1,184,693
US Bancorp 2.375% 7/22/2026	380,000	369,948
US Bancorp 3.95% 11/17/2025	2,530,000	2,521,803
US Bancorp 5.046% 2/12/2031 (b)	300,000	302,205
US Bancorp 5.1% 7/23/2030 (b)	1,530,000	1,546,789
US Bancorp 5.727% 10/21/2026 (b)	1,000,000	1,006,592
US Bancorp 5.775% 6/12/2029 (b)	1,260,000	1,299,692
Wells Fargo & Co 2.188% 4/30/2026 (b)	510,000	507,936
Wells Fargo & Co 2.393% 6/2/2028 (b)(c)	2,160,000	2,055,643
Wells Fargo & Co 2.879% 10/30/2030 (b)	3,000,000	2,756,220
Wells Fargo & Co 3% 10/23/2026	100,000	97,666
Wells Fargo & Co 3.196% 6/17/2027 (b)(c)	2,580,000	2,535,511
Wells Fargo & Co 3.526% 3/24/2028 (b)	500,000	488,922
Wells Fargo & Co 3.55% 9/29/2025 (c)	1,350,000	1,343,036
Wells Fargo & Co 3.584% 5/22/2028 (b)	600,000	585,733
Wells Fargo & Co 3.908% 4/25/2026 (b)(c)	1,200,000	1,198,512
Wells Fargo & Co 4.1% 6/3/2026	460,000	457,164
Wells Fargo & Co 4.54% 8/15/2026 (b)	2,000,000	1,998,463
Wells Fargo & Co 5.198% 1/23/2030 (b)	970,000	983,731
Wells Fargo & Co 5.244% 1/24/2031 (b)	600,000	609,828
Wells Fargo & Co 5.574% 7/25/2029 (b)	600,000	615,218
Wells Fargo & Co 5.707% 4/22/2028 (b)(c)	7,040,000	7,182,996
		128,402,199
Capital Markets - 2.3%
Affiliated Managers Group Inc 3.5% 8/1/2025	130,000	129,288
Apollo Debt Solutions BDC 6.9% 4/13/2029 (d)	420,000	439,598
Ares Capital Corp 2.15% 7/15/2026	100,000	96,469
Ares Capital Corp 2.875% 6/15/2028	750,000	700,719
Ares Capital Corp 3.25% 7/15/2025	150,000	149,015
Ares Capital Corp 3.875% 1/15/2026 (c)	800,000	793,382
Ares Capital Corp 5.875% 3/1/2029 (c)	580,000	592,603
Ares Capital Corp 5.95% 7/15/2029	300,000	306,962
Ares Strategic Income Fund 5.6% 2/15/2030 (d)	300,000	299,367
Ares Strategic Income Fund 5.7% 3/15/2028 (d)	820,000	825,968
Bank of New York Mellon Corp/The 0.75% 1/28/2026 (c)	540,000	523,000
Bank of New York Mellon Corp/The 4.414% 7/24/2026 (b)	2,000,000	1,998,075
Bank of New York Mellon Corp/The 4.543% 2/1/2029 (b)(c)	1,000,000	1,002,080
Bank of New York Mellon Corp/The 4.942% 2/11/2031 (b)	700,000	707,518
Bank of New York Mellon Corp/The 4.975% 3/14/2030 (b)(c)	300,000	304,592
Bank of New York Mellon Corp/The 6.317% 10/25/2029 (b)	210,000	222,335
Bank of New York Mellon/The 5.148% 5/22/2026 (b)	1,840,000	1,842,432
BlackRock Funding Inc 4.6% 7/26/2027	1,050,000	1,057,506
Blackstone Private Credit Fund 2.625% 12/15/2026	470,000	450,253
Blackstone Private Credit Fund 3.25% 3/15/2027	360,000	347,106
Blackstone Private Credit Fund 5.25% 4/1/2030 (d)	90,000	88,850
Blackstone Private Credit Fund 5.95% 7/16/2029	500,000	508,782
Blackstone Private Credit Fund 7.3% 11/27/2028	230,000	245,519
Blackstone Secured Lending Fund 5.35% 4/13/2028	1,000,000	1,001,929
Blue Owl Capital Corp 2.875% 6/11/2028	130,000	119,911
Blue Owl Capital Corp 5.95% 3/15/2029	1,000,000	1,012,485
Charles Schwab Corp/The 0.9% 3/11/2026	940,000	906,342
Charles Schwab Corp/The 2.45% 3/3/2027	1,020,000	981,800
Charles Schwab Corp/The 3.25% 5/22/2029 (c)	640,000	608,310
Charles Schwab Corp/The 5.643% 5/19/2029 (b)(c)	490,000	504,255
Charles Schwab Corp/The 5.875% 8/24/2026 (c)	1,000,000	1,018,726
Charles Schwab Corp/The 6.196% 11/17/2029 (b)	460,000	485,231
Goldman Sachs BDC Inc 6.375% 3/11/2027	570,000	584,276
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (b)	1,400,000	1,361,979
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (b)	1,660,000	1,607,742
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (b)	3,320,000	3,180,264
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (b)	5,190,000	5,086,157
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (b)	500,000	489,360
Goldman Sachs Group Inc/The 3.75% 2/25/2026	1,170,000	1,161,814
Goldman Sachs Group Inc/The 3.814% 4/23/2029 (b)	1,020,000	994,241
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (b)	750,000	739,512
Goldman Sachs Group Inc/The 4.25% 10/21/2025	370,000	368,740
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (b)(c)	1,640,000	1,633,963
Goldman Sachs Group Inc/The 5.049% 7/23/2030 (b)	1,190,000	1,198,244
Goldman Sachs Group Inc/The 5.207% 1/28/2031 (b)(c)	600,000	607,345
Goldman Sachs Group Inc/The 5.727% 4/25/2030 (b)	1,500,000	1,547,548
Golub Capital BDC Inc 6% 7/15/2029	470,000	478,276
HPS Corporate Lending Fund 6.25% 9/30/2029	100,000	102,893
HPS Corporate Lending Fund 6.75% 1/30/2029	200,000	207,852
Intercontinental Exchange Inc 3.1% 9/15/2027	1,060,000	1,026,480
Intercontinental Exchange Inc 3.625% 9/1/2028	640,000	620,849
Jefferies Financial Group Inc 4.85% 1/15/2027 (c)	300,000	300,518
Jefferies Financial Group Inc 5.875% 7/21/2028 (c)	290,000	299,050
Lazard Group LLC 4.5% 9/19/2028	460,000	455,186
LPL Holdings Inc 6.75% 11/17/2028 (c)	590,000	624,120
Moody's Corp 4.25% 2/1/2029	250,000	248,215
Morgan Stanley 0.985% 12/10/2026 (b)	1,600,000	1,555,672
Morgan Stanley 1.512% 7/20/2027 (b)	4,650,000	4,457,664
Morgan Stanley 1.593% 5/4/2027 (b)(c)	3,080,000	2,973,820
Morgan Stanley 3.591% 7/22/2028 (b)	1,350,000	1,313,140
Morgan Stanley 4.35% 9/8/2026	120,000	119,586
Morgan Stanley 4.431% 1/23/2030 (b)(c)	460,000	454,048
Morgan Stanley 4.654% 10/18/2030 (b)	200,000	198,113
Morgan Stanley 5% 11/24/2025	1,248,000	1,250,672
Morgan Stanley 5.042% 7/19/2030 (b)	1,470,000	1,481,754
Morgan Stanley 5.123% 2/1/2029 (b)(c)	1,500,000	1,519,357
Morgan Stanley 5.164% 4/20/2029 (b)	820,000	830,388
Morgan Stanley 5.23% 1/15/2031 (b)(c)	2,000,000	2,030,842
Morgan Stanley 5.656% 4/18/2030 (b)(c)	1,600,000	1,647,971
Morgan Stanley 6.25% 8/9/2026	140,000	143,432
Morgan Stanley Direct Lending Fund 6.15% 5/17/2029	1,000,000	1,017,470
Nasdaq Inc 3.85% 6/30/2026	270,000	267,863
Nasdaq Inc 5.35% 6/28/2028	300,000	307,325
Northern Trust Corp 3.375% 5/8/2032 (b)	250,000	241,677
S&P Global Inc 2.45% 3/1/2027	650,000	625,972
S&P Global Inc 2.7% 3/1/2029 (c)	870,000	813,549
S&P Global Inc 4.75% 8/1/2028	240,000	242,361
Sixth Street Specialty Lending Inc 6.125% 3/1/2029	160,000	163,818
Sixth Street Specialty Lending Inc 6.95% 8/14/2028	120,000	125,786
State Street Corp 1.684% 11/18/2027 (b)	450,000	429,704
State Street Corp 2.4% 1/24/2030 (c)	2,200,000	2,004,118
State Street Corp 4.729% 2/28/2030	300,000	301,185
State Street Corp 5.684% 11/21/2029 (b)(c)	220,000	228,425
		71,940,744
Consumer Finance - 1.1%
Ally Financial Inc 2.2% 11/2/2028	870,000	790,430
Ally Financial Inc 6.848% 1/3/2030 (b)	220,000	231,227
Ally Financial Inc 6.992% 6/13/2029 (b)	270,000	284,151
American Express Co 3.3% 5/3/2027	540,000	527,607
American Express Co 5.085% 1/30/2031 (b)	200,000	202,490
American Express Co 5.282% 7/27/2029 (b)	240,000	245,389
American Express Co 5.532% 4/25/2030 (b)(c)	520,000	535,688
American Express Co 5.85% 11/5/2027 (c)	3,980,000	4,122,043
Capital One Financial Corp 3.75% 7/28/2026	340,000	335,782
Capital One Financial Corp 3.8% 1/31/2028	130,000	127,115
Capital One Financial Corp 4.2% 10/29/2025	640,000	637,587
Capital One Financial Corp 4.927% 5/10/2028 (b)	1,660,000	1,665,483
Capital One Financial Corp 5.247% 7/26/2030 (b)	760,000	769,505
Capital One Financial Corp 5.468% 2/1/2029 (b)(c)	2,030,000	2,068,956
Discover Financial Services 4.1% 2/9/2027	1,340,000	1,324,060
Discover Financial Services 4.5% 1/30/2026	100,000	99,874
Ford Motor Credit Co LLC 4.95% 5/28/2027	600,000	593,364
Ford Motor Credit Co LLC 5.303% 9/6/2029	350,000	342,810
Ford Motor Credit Co LLC 5.8% 3/8/2029	500,000	500,639
Ford Motor Credit Co LLC 5.875% 11/7/2029 (c)	610,000	610,769
Ford Motor Credit Co LLC 6.798% 11/7/2028	3,770,000	3,913,906
Ford Motor Credit Co LLC 6.8% 5/12/2028	1,005,000	1,037,936
GE Capital International Funding Co Unlimited Co 3.373% 11/15/2025	550,000	544,494
John Deere Capital Corp 1.5% 3/6/2028 (c)	1,380,000	1,273,377
John Deere Capital Corp 2.35% 3/8/2027	4,350,000	4,192,073
John Deere Capital Corp 2.8% 9/8/2027	1,000,000	964,980
John Deere Capital Corp 4.75% 1/20/2028	1,400,000	1,418,944
John Deere Capital Corp 4.9% 3/3/2028	300,000	305,295
John Deere Capital Corp 4.95% 7/14/2028 (c)	600,000	611,915
Synchrony Financial 3.7% 8/4/2026	220,000	216,461
Synchrony Financial 4.5% 7/23/2025	448,000	447,281
Synchrony Financial 5.935% 8/2/2030 (b)(c)	340,000	347,158
Toyota Motor Credit Corp 0.8% 1/9/2026	1,120,000	1,087,057
Toyota Motor Credit Corp 0.8% 10/16/2025	560,000	547,491
Toyota Motor Credit Corp 3% 4/1/2025	860,000	858,855
Toyota Motor Credit Corp 4.55% 8/9/2029 (c)	925,000	925,658
Toyota Motor Credit Corp 4.65% 1/5/2029	230,000	231,926
Toyota Motor Credit Corp 5.4% 11/10/2025	1,500,000	1,510,043
		36,449,819
Financial Services - 0.9%
Aon Corp / Aon Global Holdings PLC 2.85% 5/28/2027	220,000	212,351
Berkshire Hathaway Inc 3.125% 3/15/2026	1,120,000	1,107,208
Blue Owl Credit Income Corp 5.8% 3/15/2030 (d)	170,000	169,512
Blue Owl Credit Income Corp 6.6% 9/15/2029 (d)	300,000	308,333
Blue Owl Credit Income Corp 7.75% 1/15/2029	700,000	751,519
BP Capital Markets America Inc 3.017% 1/16/2027	1,060,000	1,034,343
BP Capital Markets America Inc 3.41% 2/11/2026	790,000	782,118
BP Capital Markets America Inc 5.017% 11/17/2027 (c)	1,620,000	1,645,046
CNH Industrial Capital LLC 5.1% 4/20/2029	230,000	233,460
CNH Industrial Capital LLC 5.5% 1/12/2029	660,000	678,683
Corebridge Financial Inc 3.65% 4/5/2027	540,000	529,880
Corebridge Financial Inc 6.875% 12/15/2052 (b)	540,000	555,165
CRH SMW Finance DAC 5.125% 1/9/2030	700,000	710,235
Enact Holdings Inc 6.25% 5/28/2029	300,000	308,802
Equitable Holdings Inc 4.35% 4/20/2028	600,000	593,579
Essent Group Ltd 6.25% 7/1/2029	300,000	309,667
Fidelity National Information Services Inc 1.15% 3/1/2026	609,000	588,586
Fidelity National Information Services Inc 1.65% 3/1/2028	500,000	458,627
Fiserv Inc 3.2% 7/1/2026	280,000	275,005
Fiserv Inc 3.5% 7/1/2029	950,000	901,947
Fiserv Inc 3.85% 6/1/2025	100,000	99,748
Fiserv Inc 5.15% 3/15/2027	840,000	848,764
Fiserv Inc 5.375% 8/21/2028	890,000	910,242
Global Payments Inc 1.2% 3/1/2026 (c)	1,157,000	1,116,941
Global Payments Inc 2.15% 1/15/2027	200,000	190,952
Global Payments Inc 3.2% 8/15/2029 (c)	530,000	494,153
Global Payments Inc 4.95% 8/15/2027	160,000	161,175
Golub Capital Private Credit Fund 5.875% 5/1/2030 (d)	400,000	400,056
Jackson Financial Inc 5.17% 6/8/2027	180,000	181,844
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.125% 2/1/2028	590,000	595,918
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.5% 1/15/2030	990,000	996,872
Mastercard Inc 2.95% 6/1/2029	680,000	642,963
Mastercard Inc 3.3% 3/26/2027 (c)	800,000	785,285
National Rural Utilities Cooperative Finance Corp 3.9% 11/1/2028	240,000	235,011
National Rural Utilities Cooperative Finance Corp 4.45% 3/13/2026	1,500,000	1,499,227
National Rural Utilities Cooperative Finance Corp 4.85% 2/7/2029	690,000	695,457
NMI Holdings Inc 6% 8/15/2029	300,000	305,000
PayPal Holdings Inc 2.85% 10/1/2029 (c)	620,000	576,615
PayPal Holdings Inc 3.9% 6/1/2027	170,000	168,419
Radian Group Inc 6.2% 5/15/2029	300,000	309,789
Rexford Industrial Realty LP 5% 6/15/2028	110,000	110,691
Sixth Street Lending Partners 6.5% 3/11/2029	270,000	278,448
Visa Inc 0.75% 8/15/2027 (c)	600,000	553,580
Visa Inc 2.75% 9/15/2027 (c)	340,000	327,740
Visa Inc 3.15% 12/14/2025	2,600,000	2,574,274
Voya Financial Inc 3.65% 6/15/2026	140,000	138,339
Voya Financial Inc 4.7% 1/23/2048 (b)	130,000	123,447
Western Union Co/The 1.35% 3/15/2026 (c)	330,000	318,229
		27,793,245
Insurance - 0.3%
AFLAC Inc 2.875% 10/15/2026	230,000	224,182
Allstate Corp/The 0.75% 12/15/2025	590,000	572,233
Allstate Corp/The 5.05% 6/24/2029 (c)	350,000	355,339
Allstate Corp/The CME Term SOFR 3 month Index + 3.1996%, 7.5226% 8/15/2053 (b)(g)	320,000	321,060
Aon Corp 8.205% 1/1/2027	230,000	243,020
Aon Global Ltd 3.875% 12/15/2025	570,000	567,038
Aon North America Inc 5.15% 3/1/2029	1,000,000	1,017,438
Arthur J Gallagher & Co 4.85% 12/15/2029	456,000	457,841
Assurant Inc 4.9% 3/27/2028	110,000	110,650
Assured Guaranty US Holdings Inc 6.125% 9/15/2028	200,000	209,810
Athene Holding Ltd 4.125% 1/12/2028	320,000	315,667
Brighthouse Financial Inc 3.7% 6/22/2027	300,000	293,293
Chubb INA Holdings LLC 3.35% 5/3/2026	620,000	612,670
CNA Financial Corp 3.45% 8/15/2027	400,000	389,899
CNA Financial Corp 4.5% 3/1/2026 (c)	510,000	509,033
Globe Life Inc 4.55% 9/15/2028	180,000	179,267
Markel Group Inc 3.5% 11/1/2027 (c)	410,000	400,148
Marsh & McLennan Cos Inc 4.375% 3/15/2029	560,000	556,514
Marsh & McLennan Cos Inc 4.65% 3/15/2030	500,000	499,091
Principal Financial Group Inc 3.7% 5/15/2029 (c)	310,000	298,753
Progressive Corp/The 2.5% 3/15/2027 (c)	800,000	772,901
Prudential Financial Inc 1.5% 3/10/2026	160,000	155,281
Prudential Financial Inc 4.5% 9/15/2047 (b)	600,000	585,134
Trinity Acq PLC 4.4% 3/15/2026	470,000	468,406
Willis North America Inc 4.5% 9/15/2028	390,000	387,378
Willis North America Inc 4.65% 6/15/2027	300,000	300,222
		10,802,268
TOTAL FINANCIALS		275,388,275

Health Care - 2.3%
Biotechnology - 0.4%
AbbVie Inc 2.95% 11/21/2026	1,830,000	1,787,894
AbbVie Inc 3.2% 11/21/2029	1,840,000	1,732,975
AbbVie Inc 3.2% 5/14/2026	100,000	98,648
AbbVie Inc 4.8% 3/15/2029	2,030,000	2,051,590
Amgen Inc 2.2% 2/21/2027	2,250,000	2,154,705
Amgen Inc 3.2% 11/2/2027 (c)	1,460,000	1,414,776
Amgen Inc 4.05% 8/18/2029	450,000	438,698
Amgen Inc 5.15% 3/2/2028	1,720,000	1,748,516
Gilead Sciences Inc 2.95% 3/1/2027	110,000	106,989
Gilead Sciences Inc 3.65% 3/1/2026	210,000	208,354
Gilead Sciences Inc 4.8% 11/15/2029	550,000	555,260
		12,298,405
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories 1.15% 1/30/2028 (c)	620,000	570,934
Abbott Laboratories 3.875% 9/15/2025	670,000	668,168
Baxter International Inc 1.915% 2/1/2027	1,540,000	1,466,595
Becton Dickinson & Co 3.7% 6/6/2027	610,000	599,720
Becton Dickinson & Co 5.081% 6/7/2029	700,000	711,831
GE HealthCare Technologies Inc 4.8% 8/14/2029	270,000	270,591
GE HealthCare Technologies Inc 5.65% 11/15/2027	890,000	913,848
Medtronic Global Holdings SCA 4.25% 3/30/2028	290,000	289,194
Solventum Corp 5.4% 3/1/2029	690,000	704,302
Stryker Corp 3.65% 3/7/2028 (c)	1,220,000	1,190,689
Stryker Corp 4.25% 9/11/2029	600,000	591,183
Zimmer Biomet Holdings Inc 3.05% 1/15/2026	250,000	247,002
Zimmer Biomet Holdings Inc 5.05% 2/19/2030	150,000	151,607
Zimmer Biomet Holdings Inc 5.35% 12/1/2028	220,000	224,763
		8,600,427
Health Care Providers & Services - 0.9%
Cardinal Health Inc 3.41% 6/15/2027 (c)	730,000	711,865
Cardinal Health Inc 5.125% 2/15/2029	130,000	131,875
Cencora Inc 3.45% 12/15/2027	150,000	145,585
Cencora Inc 4.85% 12/15/2029	300,000	301,302
Centene Corp 4.25% 12/15/2027	1,890,000	1,839,076
Centene Corp 4.625% 12/15/2029	2,240,000	2,151,452
Cigna Group/The 1.25% 3/15/2026	1,280,000	1,237,468
Cigna Group/The 4.375% 10/15/2028	910,000	902,926
Cigna Group/The 4.5% 2/25/2026	130,000	129,907
Cigna Group/The 5% 5/15/2029 (c)	470,000	476,648
CVS Health Corp 1.3% 8/21/2027 (c)	2,020,000	1,856,714
CVS Health Corp 2.875% 6/1/2026 (c)	530,000	518,457
CVS Health Corp 3% 8/15/2026	560,000	547,387
CVS Health Corp 3.25% 8/15/2029	370,000	345,270
CVS Health Corp 4.3% 3/25/2028	2,060,000	2,028,647
CVS Health Corp 5% 1/30/2029	1,330,000	1,336,147
Elevance Health Inc 3.65% 12/1/2027	460,000	450,234
Elevance Health Inc 4.75% 2/15/2030 (c)	230,000	230,740
Elevance Health Inc 5.15% 6/15/2029	750,000	764,829
HCA Inc 4.125% 6/15/2029	1,470,000	1,426,386
HCA Inc 4.5% 2/15/2027	820,000	816,844
HCA Inc 5.25% 3/1/2030	510,000	516,955
HCA Inc 5.25% 6/15/2026 (c)	1,730,000	1,737,052
HCA Inc 5.375% 9/1/2026	260,000	261,709
Humana Inc 1.35% 2/3/2027	1,115,000	1,046,550
Humana Inc 3.125% 8/15/2029	380,000	354,072
Icon Investments Six DAC 5.849% 5/8/2029	245,000	252,975
Laboratory Corp of America Holdings 3.6% 9/1/2027	800,000	782,889
McKesson Corp 1.3% 8/15/2026	640,000	612,788
Sabra Health Care LP 3.9% 10/15/2029	140,000	133,456
Sabra Health Care LP 5.125% 8/15/2026	210,000	210,849
UnitedHealth Group Inc 1.15% 5/15/2026	886,000	853,261
UnitedHealth Group Inc 2.95% 10/15/2027 (c)	1,330,000	1,282,905
UnitedHealth Group Inc 3.875% 12/15/2028	300,000	293,583
UnitedHealth Group Inc 4.25% 1/15/2029	570,000	563,930
UnitedHealth Group Inc 5.25% 2/15/2028	1,250,000	1,279,343
Universal Health Services Inc 1.65% 9/1/2026	270,000	257,699
Universal Health Services Inc 4.625% 10/15/2029	160,000	156,451
		28,946,226
Life Sciences Tools & Services - 0.1%
Agilent Technologies Inc 4.2% 9/9/2027	740,000	735,799
Thermo Fisher Scientific Inc 1.75% 10/15/2028	130,000	118,558
Thermo Fisher Scientific Inc 2.6% 10/1/2029	480,000	442,903
Thermo Fisher Scientific Inc 4.8% 11/21/2027	740,000	748,153
Thermo Fisher Scientific Inc 5% 12/5/2026	330,000	333,414
		2,378,827
Pharmaceuticals - 0.6%
Bristol-Myers Squibb Co 0.75% 11/13/2025	1,100,000	1,072,202
Bristol-Myers Squibb Co 3.2% 6/15/2026	296,000	292,079
Bristol-Myers Squibb Co 3.4% 7/26/2029 (c)	760,000	727,108
Bristol-Myers Squibb Co 4.9% 2/22/2029	1,700,000	1,726,076
Eli Lilly & Co 4.2% 8/14/2029	860,000	853,896
Eli Lilly & Co 4.75% 2/12/2030	500,000	506,528
Haleon US Capital LLC 3.375% 3/24/2027	1,230,000	1,203,104
Johnson & Johnson 0.55% 9/1/2025 (c)	1,000,000	981,305
Johnson & Johnson 0.95% 9/1/2027 (c)	580,000	536,695
Johnson & Johnson 2.45% 3/1/2026	640,000	629,302
Johnson & Johnson 2.9% 1/15/2028 (c)	1,120,000	1,083,524
Merck & Co Inc 1.7% 6/10/2027 (c)	2,000,000	1,892,933
Merck & Co Inc 1.9% 12/10/2028 (c)	250,000	228,931
Novartis Capital Corp 2% 2/14/2027	580,000	556,793
Novartis Capital Corp 3% 11/20/2025	1,010,000	1,000,469
Novartis Capital Corp 3.1% 5/17/2027	120,000	117,308
Pfizer Inc 2.75% 6/3/2026 (c)	620,000	608,936
Pfizer Inc 3% 12/15/2026	110,000	107,640
Pfizer Inc 3.6% 9/15/2028	410,000	401,307
Pfizer Investment Enterprises Pte Ltd 4.45% 5/19/2028	2,300,000	2,303,018
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/2026	11,000	10,812
Utah Acquisition Sub Inc 3.95% 6/15/2026	760,000	751,856
Viatris Inc 2.3% 6/22/2027	390,000	367,764
Zoetis Inc 3% 9/12/2027 (c)	480,000	463,486
Zoetis Inc 3.9% 8/20/2028	1,050,000	1,029,252
		19,452,324
TOTAL HEALTH CARE		71,676,209

Industrials - 1.6%
Aerospace & Defense - 0.4%
Boeing Co 2.196% 2/4/2026	2,740,000	2,673,644
Boeing Co 2.75% 2/1/2026	350,000	343,370
Boeing Co 3.1% 5/1/2026	100,000	98,202
Boeing Co 3.2% 3/1/2029 (c)	1,280,000	1,196,895
Boeing Co 3.25% 2/1/2028	800,000	764,345
General Dynamics Corp 2.125% 8/15/2026	180,000	174,684
General Dynamics Corp 2.625% 11/15/2027	500,000	478,432
General Dynamics Corp 3.25% 4/1/2025	120,000	119,841
Howmet Aerospace Inc 3% 1/15/2029	500,000	470,633
Huntington Ingalls Industries Inc 2.043% 8/16/2028 (c)	750,000	680,863
L3Harris Technologies Inc 4.4% 6/15/2028 (c)	720,000	713,880
L3Harris Technologies Inc 5.4% 1/15/2027	800,000	811,316
Lockheed Martin Corp 3.55% 1/15/2026	376,000	373,379
Lockheed Martin Corp 5.1% 11/15/2027	350,000	357,181
Northrop Grumman Corp 3.2% 2/1/2027 (c)	600,000	586,848
Northrop Grumman Corp 4.6% 2/1/2029	190,000	190,589
RTX Corp 3.5% 3/15/2027 (c)	1,010,000	991,078
RTX Corp 3.95% 8/16/2025	1,320,000	1,315,890
RTX Corp 5.75% 1/15/2029	1,000,000	1,040,476
		13,381,546
Air Freight & Logistics - 0.0%
FedEx Corp 3.1% 8/5/2029	510,000	476,809
United Parcel Service Inc 2.4% 11/15/2026	210,000	203,618
United Parcel Service Inc 3.05% 11/15/2027 (c)	530,000	513,722
		1,194,149
Building Products - 0.1%
Carrier Global Corp 2.493% 2/15/2027	540,000	519,962
Carrier Global Corp 2.722% 2/15/2030	780,000	709,578
Johnson Controls International plc / Tyco Fire & Security Finance SCA 5.5% 4/19/2029	500,000	513,787
Owens Corning 3.4% 8/15/2026	260,000	255,479
		1,998,806
Commercial Services & Supplies - 0.1%
Republic Services Inc 2.9% 7/1/2026	530,000	520,265
Republic Services Inc 3.95% 5/15/2028 (c)	300,000	295,363
Republic Services Inc 5% 11/15/2029	500,000	507,998
Waste Management Inc 0.75% 11/15/2025	290,000	282,786
Waste Management Inc 4.65% 3/15/2030 (c)	900,000	903,237
Waste Management Inc 4.875% 2/15/2029 (c)	410,000	417,258
Waste Management Inc 4.95% 7/3/2027 (c)	440,000	446,292
		3,373,199
Electrical Equipment - 0.1%
Emerson Electric Co 2% 12/21/2028 (c)	600,000	549,606
Hubbell Inc 3.15% 8/15/2027	260,000	251,373
Hubbell Inc 3.35% 3/1/2026	110,000	108,524
Regal Rexnord Corp 6.05% 2/15/2026	950,000	958,011
Regal Rexnord Corp 6.05% 4/15/2028	220,000	224,996
		2,092,510
Ground Transportation - 0.2%
Burlington Northern Santa Fe LLC 3.25% 6/15/2027	100,000	97,815
CSX Corp 3.25% 6/1/2027 (c)	340,000	331,604
CSX Corp 3.35% 11/1/2025	760,000	753,842
CSX Corp 4.25% 3/15/2029	290,000	287,011
Norfolk Southern Corp 2.9% 6/15/2026 (c)	490,000	481,136
Norfolk Southern Corp 7.8% 5/15/2027	320,000	341,926
Ryder System Inc 5.5% 6/1/2029 (c)	1,000,000	1,029,697
Union Pacific Corp 2.15% 2/5/2027	100,000	96,127
Union Pacific Corp 2.75% 3/1/2026	740,000	727,581
Union Pacific Corp 3.75% 7/15/2025	120,000	119,596
Union Pacific Corp 6.625% 2/1/2029	730,000	790,350
		5,056,685
Industrial Conglomerates - 0.2%
3M Co 2.25% 9/19/2026	250,000	241,895
3M Co 2.375% 8/26/2029 (c)	600,000	547,612
3M Co 2.65% 4/15/2025	55,000	54,857
3M Co 2.875% 10/15/2027	410,000	394,940
3M Co 3% 8/7/2025	350,000	347,543
3M Co 3.625% 9/14/2028 (c)	460,000	449,175
Honeywell International Inc 1.1% 3/1/2027	330,000	309,199
Honeywell International Inc 2.5% 11/1/2026	410,000	398,062
Honeywell International Inc 2.7% 8/15/2029	1,750,000	1,629,551
Honeywell International Inc 4.95% 2/15/2028	350,000	356,208
Trane Technologies Financing Ltd 3.5% 3/21/2026	530,000	524,094
		5,253,136
Machinery - 0.4%
Caterpillar Financial Services Corp 1.1% 9/14/2027	680,000	630,063
Caterpillar Financial Services Corp 1.15% 9/14/2026	420,000	400,875
Caterpillar Financial Services Corp 1.7% 1/8/2027	370,000	353,073
Caterpillar Financial Services Corp 4.6% 11/15/2027 (c)	2,180,000	2,196,299
Caterpillar Financial Services Corp 4.85% 2/27/2029 (c)	440,000	446,331
Caterpillar Financial Services Corp 5% 5/14/2027 (c)	1,530,000	1,552,788
Eaton Corp 4.35% 5/18/2028	390,000	389,348
Ingersoll Rand Inc 5.176% 6/15/2029	600,000	612,121
Ingersoll Rand Inc 5.4% 8/14/2028	470,000	481,669
Otis Worldwide Corp 2.565% 2/15/2030 (c)	890,000	804,557
Parker-Hannifin Corp 4.25% 9/15/2027 (c)	1,600,000	1,593,340
Stanley Black & Decker Inc 3.4% 3/1/2026	610,000	603,129
Stanley Black & Decker Inc 6% 3/6/2028 (c)	1,310,000	1,364,402
Westinghouse Air Brake Technologies Corp 3.45% 11/15/2026	280,000	274,907
Westinghouse Air Brake Technologies Corp 4.7% 9/15/2028 (e)	660,000	657,795
		12,360,697
Passenger Airlines - 0.0%
American Airlines 2017-2 Class AA Pass Through Trust equipment trust certificate 3.35% 4/15/2031	635,241	607,858
Southwest Airlines Co 5.125% 6/15/2027	870,000	878,227
United Airlines 2020-1 Class B Pass Through Trust 4.875% 7/15/2027	122,880	122,404
		1,608,489
Professional Services - 0.0%
Automatic Data Processing Inc 3.375% 9/15/2025	420,000	417,586
Trading Companies & Distributors - 0.1%
Air Lease Corp 2.1% 9/1/2028	530,000	485,028
Air Lease Corp 2.2% 1/15/2027	280,000	267,931
Air Lease Corp 3.625% 12/1/2027 (c)	570,000	556,249
Air Lease Corp 3.625% 4/1/2027	180,000	175,657
Air Lease Corp 5.3% 6/25/2026	700,000	705,995
GATX Corp 4.55% 11/7/2028 (c)	680,000	677,977
		2,868,837
TOTAL INDUSTRIALS		49,605,640

Information Technology - 2.2%
Communications Equipment - 0.1%
Cisco Systems Inc 2.95% 2/28/2026	670,000	661,145
Cisco Systems Inc 4.75% 2/24/2030	300,000	303,167
Cisco Systems Inc 4.8% 2/26/2027 (c)	1,250,000	1,264,238
Cisco Systems Inc 4.85% 2/26/2029	800,000	811,524
Motorola Solutions Inc 4.6% 5/23/2029	500,000	496,982
Motorola Solutions Inc 5% 4/15/2029	210,000	211,775
		3,748,831
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp 5.05% 4/5/2027 (c)	500,000	506,103
Amphenol Corp 5.05% 4/5/2029 (c)	300,000	305,828
Dell International LLC / EMC Corp 4.35% 2/1/2030	800,000	783,965
Dell International LLC / EMC Corp 5.3% 10/1/2029	660,000	672,634
Dell International LLC / EMC Corp 6.02% 6/15/2026	450,000	456,498
Dell International LLC / EMC Corp 6.1% 7/15/2027 (c)	480,000	495,144
Flex Ltd 3.75% 2/1/2026	280,000	277,408
Flex Ltd 4.75% 6/15/2025	100,000	99,851
Teledyne Technologies Inc 1.6% 4/1/2026	180,000	174,405
Teledyne Technologies Inc 2.25% 4/1/2028	290,000	270,547
Vontier Corp 1.8% 4/1/2026	210,000	202,807
Vontier Corp 2.4% 4/1/2028	120,000	110,631
		4,355,821
IT Services - 0.2%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	360,000	346,772
CDW LLC / CDW Finance Corp 3.276% 12/1/2028	440,000	414,741
CDW LLC / CDW Finance Corp 4.25% 4/1/2028	430,000	421,509
IBM Corporation 1.7% 5/15/2027 (c)	1,110,000	1,046,014
IBM Corporation 2.2% 2/9/2027	1,460,000	1,401,023
IBM Corporation 3.45% 2/19/2026	1,290,000	1,277,288
IBM Corporation 4.15% 7/27/2027	570,000	567,114
IBM Corporation 4.5% 2/6/2028 (c)	430,000	431,651
IBM Corporation 4.8% 2/10/2030	600,000	603,053
IBM International Capital Pte Ltd 4.6% 2/5/2029	510,000	510,669
		7,019,834
Semiconductors & Semiconductor Equipment - 0.8%
Analog Devices Inc 3.45% 6/15/2027	370,000	362,812
Applied Materials Inc 3.3% 4/1/2027	630,000	617,575
Applied Materials Inc 4.8% 6/15/2029	260,000	263,665
Broadcom Corp / Broadcom Cayman Finance Ltd 3.875% 1/15/2027	450,000	445,142
Broadcom Inc 3.15% 11/15/2025	1,846,000	1,828,031
Broadcom Inc 3.459% 9/15/2026	691,000	680,856
Broadcom Inc 4% 4/15/2029 (d)	260,000	253,523
Broadcom Inc 4.11% 9/15/2028	670,000	660,550
Broadcom Inc 4.35% 2/15/2030	1,120,000	1,101,567
Broadcom Inc 4.75% 4/15/2029	230,000	230,643
Broadcom Inc 5.05% 7/12/2029	1,420,000	1,439,646
Intel Corp 1.6% 8/12/2028	2,760,000	2,482,425
Intel Corp 2.6% 5/19/2026	100,000	97,775
Intel Corp 3.7% 7/29/2025 (c)	450,000	447,959
Intel Corp 3.75% 3/25/2027 (c)	350,000	343,405
Intel Corp 3.75% 8/5/2027	1,440,000	1,410,871
Intel Corp 4.875% 2/10/2028	150,000	150,762
Lam Research Corp 4% 3/15/2029 (c)	830,000	815,779
Marvell Technology Inc 1.65% 4/15/2026	270,000	261,459
Marvell Technology Inc 2.45% 4/15/2028	140,000	130,703
Marvell Technology Inc 4.875% 6/22/2028	490,000	491,267
Microchip Technology Inc 4.25% 9/1/2025	600,000	598,639
Microchip Technology Inc 5.05% 3/15/2029	1,170,000	1,179,639
Micron Technology Inc 4.185% 2/15/2027 (c)	640,000	635,467
Micron Technology Inc 5.375% 4/15/2028 (c)	350,000	356,338
Micron Technology Inc 6.75% 11/1/2029 (c)	910,000	977,354
NVIDIA Corp 3.2% 9/16/2026	860,000	847,968
QUALCOMM Inc 1.3% 5/20/2028	240,000	218,761
QUALCOMM Inc 3.25% 5/20/2027 (c)	1,050,000	1,028,284
Texas Instruments Inc 4.6% 2/15/2028 (c)	730,000	737,691
		21,096,556
Software - 0.6%
Adobe Inc 4.8% 4/4/2029 (c)	1,960,000	1,990,838
AppLovin Corp 5.125% 12/1/2029	130,000	131,222
Cadence Design Systems Inc 4.3% 9/10/2029	600,000	592,901
Fortinet Inc 1% 3/15/2026	210,000	202,279
Microsoft Corp 2.4% 8/8/2026	1,270,000	1,240,198
Microsoft Corp 3.125% 11/3/2025	620,000	615,126
Microsoft Corp 3.3% 2/6/2027	310,000	305,388
Microsoft Corp 3.4% 9/15/2026	350,000	346,541
Oracle Corp 1.65% 3/25/2026	2,766,000	2,683,347
Oracle Corp 2.3% 3/25/2028	610,000	571,581
Oracle Corp 2.65% 7/15/2026	840,000	819,180
Oracle Corp 2.8% 4/1/2027	440,000	424,820
Oracle Corp 4.2% 9/27/2029	780,000	764,941
Oracle Corp 4.8% 8/3/2028	1,250,000	1,260,839
Oracle Corp 5.8% 11/10/2025	1,250,000	1,260,395
Roper Technologies Inc 1% 9/15/2025 (c)	518,000	508,009
Roper Technologies Inc 2.95% 9/15/2029 (c)	310,000	288,373
Roper Technologies Inc 3.8% 12/15/2026	280,000	276,564
Roper Technologies Inc 4.2% 9/15/2028 (c)	470,000	464,388
Salesforce Inc 1.5% 7/15/2028	1,560,000	1,424,446
VMware LLC 1.4% 8/15/2026	1,177,000	1,123,160
VMware LLC 3.9% 8/21/2027	440,000	432,028
VMware LLC 4.5% 5/15/2025	100,000	99,907
VMware LLC 4.65% 5/15/2027	220,000	220,492
		18,046,963
Technology Hardware, Storage & Peripherals - 0.4%
Apple Inc 0.55% 8/20/2025	1,100,000	1,079,976
Apple Inc 0.7% 2/8/2026	1,100,000	1,064,074
Apple Inc 1.4% 8/5/2028	940,000	856,079
Apple Inc 2.45% 8/4/2026	100,000	97,692
Apple Inc 2.9% 9/12/2027	460,000	445,931
Apple Inc 3% 11/13/2027	260,000	252,713
Apple Inc 3% 6/20/2027 (c)	640,000	623,954
Apple Inc 3.25% 2/23/2026	1,530,000	1,514,150
Apple Inc 4% 5/10/2028 (c)	4,650,000	4,640,990
Hewlett Packard Enterprise Co 4.55% 10/15/2029	880,000	873,712
Hewlett Packard Enterprise Co 4.9% 10/15/2025 (b)	1,310,000	1,310,502
Hewlett Packard Enterprise Co 5.25% 7/1/2028	200,000	203,963
HP Inc 1.45% 6/17/2026	1,000,000	962,071
HP Inc 3% 6/17/2027	350,000	337,774
		14,263,581
TOTAL INFORMATION TECHNOLOGY		68,531,586

Materials - 0.2%
Chemicals - 0.2%
Air Products and Chemicals Inc 4.6% 2/8/2029	330,000	332,682
Albemarle Corp 4.65% 6/1/2027	220,000	218,657
Dow Chemical Co/The 4.8% 11/30/2028	190,000	191,292
DuPont de Nemours Inc 4.725% 11/15/2028	960,000	966,862
Eastman Chemical Co 5% 8/1/2029	330,000	332,281
Ecolab Inc 5.25% 1/15/2028 (c)	570,000	586,427
Huntsman Intl LLC 4.5% 5/1/2029	330,000	318,440
International Flavors & Fragrances Inc 4.45% 9/26/2028	110,000	108,770
LYB International Finance III LLC 1.25% 10/1/2025	800,000	783,834
Mosaic Co/The 4.05% 11/15/2027 (c)	420,000	413,895
PPG Industries Inc 1.2% 3/15/2026	330,000	318,815
Rohm and Haas Co 7.85% 7/15/2029	200,000	221,973
RPM International Inc 4.55% 3/1/2029	140,000	139,353
Sherwin-Williams Co/The 3.45% 6/1/2027	700,000	685,254
Sherwin-Williams Co/The 4.55% 3/1/2028	300,000	300,422
		5,918,957
Containers & Packaging - 0.0%
Amcor Group Finance PLC 5.45% 5/23/2029	400,000	408,668
Avery Dennison Corp 4.875% 12/6/2028	230,000	231,998
Berry Global Inc 1.57% 1/15/2026	280,000	272,606
Berry Global Inc 1.65% 1/15/2027	120,000	113,255
Sonoco Products Co 4.6% 9/1/2029 (c)	290,000	286,340
WRKCo Inc 3.75% 3/15/2025	400,000	399,717
WRKCo Inc 3.9% 6/1/2028	430,000	420,085
WRKCo Inc 4% 3/15/2028	380,000	372,774
		2,505,443
Metals & Mining - 0.0%
Freeport-McMoRan Inc 4.125% 3/1/2028	590,000	578,482
Nucor Corp 3.95% 5/1/2028	250,000	245,896
		824,378
TOTAL MATERIALS		9,248,778

Real Estate - 1.2%
Diversified REITs - 0.1%
GLP Capital LP / GLP Financing II Inc 4% 1/15/2030	630,000	596,659
Piedmont Operating Partnership LP 9.25% 7/20/2028	260,000	287,236
Store Capital LLC 4.5% 3/15/2028	400,000	393,125
VICI Properties LP 4.75% 2/15/2028	960,000	960,976
Vornado Realty LP 2.15% 6/1/2026	400,000	383,567
		2,621,563
Health Care REITs - 0.1%
Alexandria Real Estate Equities Inc 3.95% 1/15/2028	140,000	137,647
Alexandria Real Estate Equities Inc 4.5% 7/30/2029	250,000	247,302
Healthcare Realty Holdings LP 3.5% 8/1/2026	240,000	236,242
Healthpeak OP LLC 1.35% 2/1/2027	540,000	508,404
Healthpeak OP LLC 2.125% 12/1/2028	160,000	146,218
Omega Healthcare Investors Inc 3.625% 10/1/2029	290,000	272,083
Omega Healthcare Investors Inc 5.25% 1/15/2026	910,000	911,623
Ventas Realty LP 4.125% 1/15/2026	360,000	358,023
Ventas Realty LP 4.4% 1/15/2029	240,000	237,030
Welltower OP LLC 2.05% 1/15/2029	780,000	710,035
Welltower OP LLC 4.25% 4/1/2026	140,000	139,784
		3,904,391
Industrial REITs - 0.0%
Prologis LP 4.375% 2/1/2029	550,000	547,462
Prologis LP 4.875% 6/15/2028	500,000	506,531
		1,053,993
Office REITs - 0.1%
Boston Properties LP 2.75% 10/1/2026	1,390,000	1,345,866
Boston Properties LP 3.4% 6/21/2029	330,000	308,336
Boston Properties LP 3.65% 2/1/2026	320,000	316,224
COPT Defense Properties LP 2% 1/15/2029 (c)	300,000	267,350
Highwoods Realty LP 4.125% 3/15/2028 (c)	730,000	711,301
Kilroy Realty LP 4.25% 8/15/2029	280,000	266,404
Kilroy Realty LP 4.375% 10/1/2025	300,000	299,116
		3,514,597
Real Estate Management & Development - 0.1%
CBRE Services Inc 4.875% 3/1/2026	250,000	249,932
CBRE Services Inc 5.5% 4/1/2029	330,000	338,421
Digital Realty Trust LP 3.7% 8/15/2027	660,000	646,038
Digital Realty Trust LP 4.45% 7/15/2028	420,000	417,034
Digital Realty Trust LP 5.55% 1/15/2028	260,000	265,865
Essex Portfolio LP 3.375% 4/15/2026 (c)	240,000	236,927
Essex Portfolio LP 3.5% 4/1/2025	630,000	629,317
Essex Portfolio LP 4% 3/1/2029	160,000	156,044
Extra Space Storage LP 4% 6/15/2029	570,000	553,098
Mid-America Apartments LP 4% 11/15/2025	480,000	477,572
Mid-America Apartments LP 4.2% 6/15/2028	340,000	335,999
Tanger Properties LP 3.875% 7/15/2027	210,000	205,676
		4,511,923
Residential REITs - 0.1%
American Homes 4 Rent LP 4.9% 2/15/2029 (c)	220,000	220,800
AvalonBay Communities Inc 1.9% 12/1/2028	90,000	81,876
AvalonBay Communities Inc 2.95% 5/11/2026	430,000	422,700
AvalonBay Communities Inc 3.3% 6/1/2029	270,000	256,367
ERP Operating LP 2.85% 11/1/2026	610,000	594,251
Sun Communities Operating LP 5.5% 1/15/2029	170,000	173,991
UDR Inc 4.4% 1/26/2029	250,000	246,808
		1,996,793
Retail REITs - 0.2%
Agree LP 2% 6/15/2028 (c)	120,000	110,407
Brixmor Operating Partnership LP 3.9% 3/15/2027 (c)	170,000	167,147
Brixmor Operating Partnership LP 4.125% 5/15/2029 (c)	260,000	252,676
Brixmor Operating Partnership LP 4.125% 6/15/2026	500,000	496,510
Federal Realty OP LP 1.25% 2/15/2026	290,000	280,738
NNN REIT Inc 3.5% 10/15/2027	260,000	253,094
NNN REIT Inc 4% 11/15/2025	240,000	238,870
Realty Income Corp 4% 7/15/2029	580,000	564,027
Realty Income Corp 4.625% 11/1/2025 (c)	1,380,000	1,380,644
Realty Income Corp 4.7% 12/15/2028	730,000	732,455
Realty Income Corp 4.875% 6/1/2026	340,000	340,926
Realty Income Corp 5.05% 1/13/2026	500,000	499,881
Regency Centers LP 4.125% 3/15/2028	280,000	276,137
Simon Property Group LP 1.75% 2/1/2028	260,000	241,498
Simon Property Group LP 3.25% 11/30/2026	380,000	372,617
Simon Property Group LP 3.3% 1/15/2026	800,000	791,577
Simon Property Group LP 3.375% 6/15/2027	100,000	97,856
Simon Property Group LP 3.5% 9/1/2025	360,000	357,952
		7,455,012
Specialized REITs - 0.5%
American Tower Corp 1.3% 9/15/2025	677,000	664,599
American Tower Corp 1.6% 4/15/2026	880,000	851,917
American Tower Corp 2.75% 1/15/2027	130,000	125,752
American Tower Corp 3.65% 3/15/2027 (c)	690,000	677,112
American Tower Corp 4.4% 2/15/2026 (c)	290,000	289,228
American Tower Corp 5.25% 7/15/2028 (c)	2,210,000	2,252,248
American Tower Corp 5.8% 11/15/2028	100,000	103,727
Crown Castle Inc 1.05% 7/15/2026	250,000	237,856
Crown Castle Inc 1.35% 7/15/2025	439,000	433,049
Crown Castle Inc 2.9% 3/15/2027	560,000	541,319
Crown Castle Inc 3.65% 9/1/2027	370,000	360,468
Crown Castle Inc 3.7% 6/15/2026	480,000	474,318
Crown Castle Inc 3.8% 2/15/2028	870,000	848,318
Crown Castle Inc 4.45% 2/15/2026	260,000	259,270
Crown Castle Inc 4.9% 9/1/2029	310,000	310,470
CubeSmart LP 2.25% 12/15/2028	400,000	365,705
EPR Properties 4.5% 6/1/2027	500,000	494,227
EPR Properties 4.95% 4/15/2028	260,000	258,438
Equinix Inc 1.45% 5/15/2026	491,000	473,395
Equinix Inc 3.2% 11/18/2029	880,000	821,771
Public Storage Operating Co 1.95% 11/9/2028	1,250,000	1,144,622
Weyerhaeuser Co 6.95% 10/1/2027	150,000	158,634
		12,146,443
TOTAL REAL ESTATE		37,204,715

Utilities - 1.7%
Electric Utilities - 1.2%
AEP Texas Inc 3.95% 6/1/2028	180,000	175,907
AEP Transmission Co LLC 3.1% 12/1/2026	180,000	175,877
American Electric Power Co Inc 1% 11/1/2025	260,000	253,743
American Electric Power Co Inc 3.2% 11/13/2027 (c)	510,000	492,300
American Electric Power Co Inc 4.3% 12/1/2028	230,000	227,157
American Electric Power Co Inc 5.75% 11/1/2027 (c)	1,000,000	1,028,092
American Electric Power Co Inc 7.05% 12/15/2054 (b)	400,000	409,718
Avangrid Inc 3.8% 6/1/2029 (c)	260,000	250,222
CenterPoint Energy Houston Electric LLC 4.8% 3/15/2030	350,000	351,638
Cleco Corporate Holdings LLC 3.743% 5/1/2026	220,000	216,494
Commonwealth Edison Co 3.7% 8/15/2028 (c)	660,000	644,045
Connecticut Light and Power Co/The 0.75% 12/1/2025	100,000	97,303
Connecticut Light and Power Co/The 3.2% 3/15/2027	230,000	224,473
Consolidated Edison Co of New York Inc 3.125% 11/15/2027	360,000	347,860
Duke Energy Carolinas LLC 2.95% 12/1/2026 (c)	240,000	234,752
Duke Energy Corp 0.9% 9/15/2025	100,000	97,990
Duke Energy Corp 2.65% 9/1/2026	340,000	331,077
Duke Energy Corp 3.25% 1/15/2082 (b)	220,000	207,411
Duke Energy Corp 3.4% 6/15/2029	430,000	407,662
Duke Energy Corp 5% 12/8/2027 (c)	750,000	759,185
Duke Energy Florida LLC 3.2% 1/15/2027	260,000	254,808
Duke Energy Progress LLC 3.45% 3/15/2029 (c)	380,000	365,962
Edison International 4.125% 3/15/2028	360,000	342,939
Edison International 4.7% 8/15/2025	110,000	109,746
Edison International 5.25% 11/15/2028	520,000	507,364
Edison International 5.75% 6/15/2027	126,000	126,248
Entergy Corp 0.9% 9/15/2025	1,100,000	1,077,721
Entergy Corp 7.125% 12/1/2054 (b)	470,000	480,171
Entergy Louisiana LLC 2.4% 10/1/2026	490,000	475,052
Entergy Louisiana LLC 3.12% 9/1/2027	510,000	494,448
Eversource Energy 2.9% 3/1/2027	160,000	154,616
Eversource Energy 5.45% 3/1/2028	1,400,000	1,428,645
Eversource Energy 5.95% 2/1/2029	380,000	395,556
Exelon Corp 2.75% 3/15/2027	600,000	578,543
Exelon Corp 3.4% 4/15/2026	100,000	98,798
FirstEnergy Corp 3.9% 7/15/2027 (e)	620,000	607,615
Florida Power & Light Co 3.125% 12/1/2025 (c)	530,000	525,134
Florida Power & Light Co 5.05% 4/1/2028	390,000	397,345
Georgia Power Co 4.65% 5/16/2028 (c)	800,000	803,823
Interstate Power and Light Co 3.6% 4/1/2029	450,000	434,133
NextEra Energy Capital Holdings Inc 1.875% 1/15/2027	1,220,000	1,162,398
NextEra Energy Capital Holdings Inc 3.5% 4/1/2029	570,000	545,138
NextEra Energy Capital Holdings Inc 3.8% 3/15/2082 (b)(c)	1,080,000	1,032,894
NextEra Energy Capital Holdings Inc 4.625% 7/15/2027	1,130,000	1,133,346
NextEra Energy Capital Holdings Inc 4.8% 12/1/2077 (b)	150,000	144,357
NextEra Energy Capital Holdings Inc 4.9% 2/28/2028	1,500,000	1,514,070
NSTAR Electric Co 4.85% 3/1/2030	350,000	351,503
Oncor Electric Delivery Co LLC 0.55% 10/1/2025	340,000	332,311
Oncor Electric Delivery Co LLC 5.75% 3/15/2029	230,000	239,634
Pacific Gas and Electric Co 2.95% 3/1/2026	210,000	206,227
Pacific Gas and Electric Co 3% 6/15/2028 (c)	2,120,000	1,991,005
Pacific Gas and Electric Co 3.15% 1/1/2026	1,470,000	1,447,842
Pacific Gas and Electric Co 3.3% 12/1/2027	180,000	171,521
Pacific Gas and Electric Co 3.45% 7/1/2025	240,000	238,637
Pacific Gas and Electric Co 3.5% 6/15/2025	240,000	238,804
Pacific Gas and Electric Co 4.95% 6/8/2025	140,000	139,777
Pacific Gas and Electric Co 5.45% 6/15/2027	310,000	313,698
PacifiCorp 3.5% 6/15/2029	400,000	382,648
Pinnacle West Capital Corp 1.3% 6/15/2025	140,000	138,571
PPL Capital Funding Inc 3.1% 5/15/2026	270,000	265,337
Public Service Electric and Gas Co 0.95% 3/15/2026	180,000	173,959
Public Service Electric and Gas Co 2.25% 9/15/2026	260,000	252,326
Southern California Edison Co 5.15% 6/1/2029	550,000	554,380
Southern California Edison Co 5.65% 10/1/2028	680,000	694,063
Southern Co/The 3.25% 7/1/2026 (c)	1,890,000	1,858,975
Southern Co/The 3.75% 9/15/2051 (b)(c)	400,000	387,876
Southern Co/The 5.5% 3/15/2029 (c)	1,600,000	1,648,577
Southwestern Electric Power Co 2.75% 10/1/2026	320,000	311,056
System Energy Resources Inc 6% 4/15/2028	120,000	124,763
Union Electric Co 2.95% 6/15/2027	170,000	164,441
Virginia Electric and Power Co 2.95% 11/15/2026	420,000	410,173
Virginia Electric and Power Co 3.15% 1/15/2026	360,000	355,849
Wisconsin Public Service Corp 4.55% 12/1/2029	100,000	100,021
Xcel Energy Inc 1.75% 3/15/2027	590,000	558,093
Xcel Energy Inc 3.3% 6/1/2025	100,000	99,559
		36,275,402
Gas Utilities - 0.1%
Atmos Energy Corp 3% 6/15/2027	180,000	174,801
CenterPoint Energy Resources Corp 5.25% 3/1/2028	400,000	407,284
Southern California Gas Co 2.6% 6/15/2026	510,000	497,940
Southern California Gas Co 2.95% 4/15/2027 (c)	460,000	444,974
Southwest Gas Corp 5.45% 3/23/2028	300,000	305,793
		1,830,792
Independent Power and Renewable Electricity Producers - 0.0%
AES Corp/The 1.375% 1/15/2026	330,000	320,201
AES Corp/The 5.45% 6/1/2028 (c)	730,000	742,690
Southern Power Co 4.15% 12/1/2025	380,000	378,644
		1,441,535
Multi-Utilities - 0.4%
Ameren Corp 1.75% 3/15/2028	450,000	413,558
Ameren Corp 5.7% 12/1/2026	500,000	508,639
CenterPoint Energy Inc 1.45% 6/1/2026	370,000	356,517
Consumers Energy Co 4.7% 1/15/2030	340,000	341,545
Consumers Energy Co 4.9% 2/15/2029	150,000	151,985
Dominion Energy Inc 1.45% 4/15/2026	1,900,000	1,836,639
DTE Energy Co 2.85% 10/1/2026	100,000	97,498
DTE Energy Co 3.4% 6/15/2029 (c)	370,000	350,441
DTE Energy Co 4.875% 6/1/2028	230,000	231,786
DTE Energy Co 4.95% 7/1/2027	390,000	393,099
DTE Energy Co 5.1% 3/1/2029	280,000	283,313
DTE Energy Co 5.2% 4/1/2030	500,000	507,089
NiSource Inc 0.95% 8/15/2025	1,343,000	1,320,754
NiSource Inc 5.2% 7/1/2029	280,000	285,423
NiSource Inc 5.25% 3/30/2028	520,000	527,905
NiSource Inc 6.95% 11/30/2054 (b)	210,000	214,567
Public Service Enterprise Group Inc 5.2% 4/1/2029 (c)	620,000	632,260
Public Service Enterprise Group Inc 5.875% 10/15/2028	430,000	447,393
Puget Energy Inc 2.379% 6/15/2028	310,000	287,823
San Diego Gas & Electric Co 2.5% 5/15/2026 (c)	280,000	273,515
Sempra 3.25% 6/15/2027	1,150,000	1,114,563
Sempra 3.7% 4/1/2029 (c)	700,000	669,689
Sempra 5.4% 8/1/2026	1,500,000	1,511,282
WEC Energy Group Inc 2.2% 12/15/2028 (c)	610,000	559,277
WEC Energy Group Inc 4.75% 1/15/2028	320,000	321,514
		13,638,074
Water Utilities - 0.0%
American Water Capital Corp 2.95% 9/1/2027 (c)	270,000	260,286
TOTAL UTILITIES		53,446,089

TOTAL UNITED STATES		718,449,688
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $937,966,720)		937,971,687

U.S. Government Agency Obligations - 0.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.6%
Financials - 0.6%
Financial Services - 0.6%
Federal Home Loan Bank 0.79% 2/25/2026	7,900,000	7,641,659
Federal Home Loan Bank 3% 3/12/2027	4,900,000	4,812,167
Federal Home Loan Bank 4.5% 3/10/2028	5,000,000	5,071,422

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $17,537,774)		17,525,248

U.S. Treasury Obligations - 68.0%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bonds Series 2026, 6.75% 8/15/2026	4.01	1,070,000	1,112,507
US Treasury Notes 0.375% 7/31/2027	4.25	4,980,000	4,571,095
US Treasury Notes 0.5% 10/31/2027	3.85 to 4.38	95,520,000	87,199,312
US Treasury Notes 0.5% 4/30/2027	4.21	61,430,000	57,036,315
US Treasury Notes 0.5% 5/31/2027	4.15	850,000	786,914
US Treasury Notes 0.5% 6/30/2027	4.13	2,480,000	2,290,028
US Treasury Notes 0.5% 8/31/2027	4.11	40,000	36,723
US Treasury Notes 0.625% 11/30/2027	3.92 to 4.38	93,260,000	85,205,396
US Treasury Notes 0.625% 12/31/2027	3.55 to 4.86	134,130,000	122,199,766
US Treasury Notes 0.625% 3/31/2027	3.92	46,820,000	43,705,373
US Treasury Notes 0.625% 7/31/2026	4.70	65,470,000	62,424,110
US Treasury Notes 0.75% 1/31/2028	4.25	10,800,000	9,850,359
US Treasury Notes 0.75% 5/31/2026	4.06 to 5.03	7,890,000	7,574,400
US Treasury Notes 0.75% 8/31/2026	4.27 to 4.81	115,090,000	109,645,703
US Treasury Notes 0.875% 6/30/2026	0.95	993,000	952,465
US Treasury Notes 0.875% 9/30/2026	3.63	117,720,000	112,086,914
US Treasury Notes 1% 7/31/2028	3.89 to 4.19	65,440,000	59,261,544
US Treasury Notes 1.125% 10/31/2026	3.94	8,164,000	7,786,734
US Treasury Notes 1.125% 2/28/2027	3.71 to 3.94	23,360,000	22,090,712
US Treasury Notes 1.125% 2/29/2028	4.20	52,480,000	48,300,050
US Treasury Notes 1.125% 8/31/2028	3.87 to 4.30	108,290,000	98,252,025
US Treasury Notes 1.25% 12/31/2026	4.14 to 4.17	105,000,000	99,942,774
US Treasury Notes 1.25% 4/30/2028	4.31 to 4.86	66,530,000	61,181,612
US Treasury Notes 1.25% 5/31/2028	4.65	50,220,000	46,076,850
US Treasury Notes 1.5% 1/31/2027	2.95 to 3.95	954,000	910,399
US Treasury Notes 1.5% 11/30/2028	4.23	82,340,000	75,267,122
US Treasury Notes 1.625% 10/31/2026	4.14	59,350,000	57,084,963
US Treasury Notes 1.625% 8/15/2029	4.29	76,900,000	69,576,476
US Treasury Notes 1.75% 11/15/2029	4.06 to 4.35	84,340,000	76,324,406
US Treasury Notes 1.875% 2/28/2027	4.25	107,050,000	102,738,728
US Treasury Notes 1.875% 6/30/2026	4.84	20,730,000	20,150,208
US Treasury Notes 2.625% 5/31/2027	3.21	1,260,000	1,223,381
US Treasury Notes 2.75% 5/31/2029	4.53	61,350,000	58,361,584
US Treasury Notes 2.75% 7/31/2027	3.65	3,840,000	3,732,300
US Treasury Notes 2.875% 4/30/2029	4.74	45,490,000	43,535,352
US Treasury Notes 3.25% 6/30/2029	4.38	32,920,000	31,927,256
US Treasury Notes 3.5% 9/30/2026	3.92	8,090,000	8,024,585
US Treasury Notes 3.5% 9/30/2029	3.57	20,330,000	19,897,988
US Treasury Notes 3.625% 8/31/2029	3.72	53,350,000	52,524,742
US Treasury Notes 3.75% 12/31/2028	3.83	6,020,000	5,966,149
US Treasury Notes 3.75% 8/31/2026	3.92	25,000,000	24,891,602
US Treasury Notes 3.875% 12/31/2029	4.39	4,610,000	4,580,647
US Treasury Notes 4% 2/28/2030	4.00	72,400,000	72,388,688
US Treasury Notes 4% 6/30/2028	4.28	6,610,000	6,613,873
US Treasury Notes 4% 7/31/2029	3.94	22,050,000	22,038,327
US Treasury Notes 4.125% 10/31/2029	4.15	48,720,000	48,948,375
US Treasury Notes 4.125% 11/30/2029	4.08	14,500,000	14,574,766
US Treasury Notes 4.125% 7/31/2028	3.90	25,440,000	25,558,256
US Treasury Notes 4.25% 12/31/2026	4.25 to 4.33	27,200,000	27,312,625
US Treasury Notes 4.25% 2/15/2028	3.96	31,450,000	31,695,681
US Treasury Notes 4.25% 2/28/2027	3.99	41,950,000	42,061,430
US Treasury Notes 4.25% 2/28/2029	4.18 to 4.36	12,010,000	12,117,433
US Treasury Notes 4.375% 11/30/2028	3.88	3,860,000	3,909,909
US Treasury Notes 4.375% 12/15/2026	4.06	1,030,000	1,036,277
US Treasury Notes 4.375% 8/15/2026	3.85 to 3.91	48,340,000	48,564,706
US Treasury Notes 4.5% 5/15/2027	4.62 to 4.66	10,000	10,107
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,152,256,860)			2,163,118,022

Money Market Funds - 2.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.35	27,186,694	27,192,132
Fidelity Securities Lending Cash Central Fund (i)(j)	4.35	53,746,400	53,751,775
TOTAL MONEY MARKET FUNDS (Cost $80,943,907)			80,943,907

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $3,237,094,927)	3,247,937,386
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(65,237,475)
NET ASSETS - 100.0%	3,182,699,911

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,582,211 or 0.1% of net assets.

(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	8,081,256	246,504,237	227,393,361	257,509	-	-	27,192,132	27,186,694	0.1%
Fidelity Securities Lending Cash Central Fund	-	439,131,469	385,379,694	44,104	-	-	53,751,775	53,746,400	0.2%
Total	8,081,256	685,635,706	612,773,055	301,613	-	-	80,943,907	80,933,094

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bank Notes
Financials	16,390,575	-	16,390,575	-

Foreign Government and Government Agency Obligations	31,987,947	-	31,987,947	-

Non-Convertible Corporate Bonds
Communication Services	45,528,193	-	45,528,193	-
Consumer Discretionary	40,866,008	-	40,866,008	-
Consumer Staples	44,556,881	-	44,556,881	-
Energy	41,366,304	-	41,366,304	-
Financials	463,331,828	-	463,331,828	-
Health Care	75,373,575	-	75,373,575	-
Industrials	51,245,178	-	51,245,178	-
Information Technology	69,641,732	-	69,641,732	-
Materials	14,208,622	-	14,208,622	-
Real Estate	37,204,715	-	37,204,715	-
Utilities	54,648,651	-	54,648,651	-

U.S. Government Agency Obligations
Financials	17,525,248	-	17,525,248	-

U.S. Treasury Obligations	2,163,118,022	-	2,163,118,022	-

Money Market Funds	80,943,907	80,943,907	-	-
Total Investments in Securities:	3,247,937,386	80,943,907	3,166,993,479	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $52,209,965) - See accompanying schedule:
Unaffiliated issuers (cost $3,156,151,020)	$3,166,993,479
Fidelity Central Funds (cost $80,943,907)	80,943,907

Total Investment in Securities (cost $3,237,094,927)		$3,247,937,386
Cash		23,461
Foreign currency held at value (cost $399)		389
Receivable for investments sold		120,062,670
Receivable for fund shares sold		3,255,256
Interest receivable		16,500,513
Distributions receivable from Fidelity Central Funds		59,892
Total assets		3,387,839,567
Liabilities
Payable for investments purchased
Regular delivery	$146,995,039
Delayed delivery	299,388
Payable for fund shares redeemed	2,857,603
Distributions payable	1,157,331
Accrued management fee	78,520
Collateral on securities loaned	53,751,775
Total liabilities		205,139,656
Net Assets		$3,182,699,911
Net Assets consist of:
Paid in capital		$3,230,864,392
Total accumulated earnings (loss)		(48,164,481)
Net Assets		$3,182,699,911
Net Asset Value, offering price and redemption price per share ($3,182,699,911 ÷ 319,303,155 shares)		$9.97
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Interest		$60,364,300
Income from Fidelity Central Funds (including $44,104 from security lending)		301,613
Total income		60,665,913
Expenses
Management fee	$450,711
Independent trustees' fees and expenses	3,937
Total expenses before reductions	454,648
Expense reductions	(3,256)
Total expenses after reductions		451,392
Net Investment income (loss)		60,214,521
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,540,245)
Total net realized gain (loss)		(3,540,245)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(4,245,259)
Assets and liabilities in foreign currencies	(25)
Total change in net unrealized appreciation (depreciation)		(4,245,284)
Net gain (loss)		(7,785,529)
Net increase (decrease) in net assets resulting from operations		$52,428,992
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$60,214,521	$90,612,425
Net realized gain (loss)	(3,540,245)	(23,285,371)
Change in net unrealized appreciation (depreciation)	(4,245,284)	94,424,749
Net increase (decrease) in net assets resulting from operations	52,428,992	161,751,803
Distributions to shareholders	(58,712,195)	(48,042,770)

Share transactions
Proceeds from sales of shares	691,379,257	993,219,603
Reinvestment of distributions	46,951,113	36,715,543
Cost of shares redeemed	(322,138,047)	(715,849,263)

Net increase (decrease) in net assets resulting from share transactions	416,192,323	314,085,883
Total increase (decrease) in net assets	409,909,120	427,794,916

Net Assets
Beginning of period	2,772,790,791	2,344,995,875
End of period	$3,182,699,911	$2,772,790,791

Other Information
Shares
Sold	69,494,686	102,218,230
Issued in reinvestment of distributions	4,741,784	3,768,129
Redeemed	(32,427,722)	(73,952,845)
Net increase (decrease)	41,808,748	32,033,514

Financial Highlights
Fidelity® Short-Term Bond Index Fund

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.99	$9.55	$9.58	$10.28	$10.40	$10.15
Income from Investment Operations
Net investment income (loss) A,B	.199	.360	.263	.109	.090	.184
Net realized and unrealized gain (loss)	(.026)	.271	(.150)	(.706)	(.071)	.278
Total from investment operations	.173	.631	.113	(.597)	.019	.462
Distributions from net investment income	(.193)	(.191)	(.143)	(.085)	(.090)	(.186)
Distributions from net realized gain	-	-	-	(.018)	(.049)	(.026)
Total distributions	(.193)	(.191)	(.143)	(.103)	(.139)	(.212)
Net asset value, end of period	$9.97	$9.99	$9.55	$9.58	$10.28	$10.40
Total Return C,D	1.76%	6.68%	1.19%	(5.84)%	.19%	4.61%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.03% G	.03%	.03%	.03%	.03%	.03%
Expenses net of fee waivers, if any	.03 % G	.03%	.03%	.03%	.03%	.03%
Expenses net of all reductions	.03% G	.03%	.03%	.03%	.03%	.03%
Net investment income (loss)	4.04% G	3.71%	2.76%	1.10%	.87%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$3,182,700	$2,772,791	$2,344,996	$2,310,878	$2,049,402	$1,186,764
Portfolio turnover rate H	60 % G	80%	79%	92%	44%	62%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2025

1. Organization.
Fidelity Short-Term Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$68,631,152
Gross unrealized depreciation	(8,268,219)
Net unrealized appreciation (depreciation)	$60,362,933
Tax cost	$3,187,574,453

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(42,508,492)
Long-term	(69,357,280)
Total capital loss carryforward	$(111,865,772)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Short-Term Bond Index Fund	172,087,971	85,877,920
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .03% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Short-Term Bond Index Fund	4,577	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3,256.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Short-Term Bond Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9884850.107
SDX-I-SANN-0425
Fidelity® SAI Sustainable Core Plus Bond Fund

Semi-Annual Report
February 28, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Sustainable Core Plus Bond Fund
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 6.2%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.9%
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6432% 10/20/2037 (b)(c)(d)	250,000	250,968
Cedar Funding Series 2024-18A Class A, CME Term SOFR 3 month Index + 1.55%, 5.8403% 4/23/2037 (b)(c)(d)	550,000	553,335
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6532% 7/18/2037 (b)(c)(d)	250,000	251,217
TOTAL BAILIWICK OF JERSEY		1,055,520
GRAND CAYMAN (UK OVERSEAS TER) - 4.1%
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.6429% 7/17/2037 (b)(c)(d)	250,000	251,125
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.8076% 4/16/2037 (b)(c)(d)	250,000	251,597
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.7332% 7/21/2037 (b)(c)(d)	250,000	250,702
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.5917% 4/25/2034 (b)(c)(d)	250,000	250,125
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.6032% 1/20/2038 (b)(c)(d)	250,000	252,230
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.6532% 10/20/2037 (b)(c)(d)	250,000	250,487
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 month Index + 1.3116%, 5.6048% 4/20/2034 (b)(c)(d)	200,000	200,199
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 1% 4/18/2035 (b)(c)(d)	250,000	250,000
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.603% 1/25/2038 (b)(c)(d)	250,000	251,584
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.4163% 1/25/2038 (b)(c)(d)	250,000	250,895
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6432% 7/20/2037 (b)(c)(d)	250,000	251,415
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.5801% 1/22/2038 (b)(c)(d)	250,000	251,507
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.6232% 10/20/2037 (b)(c)(d)	250,000	251,443
RR 28 LTD / RR 28 LLC Series 2024-28RA Class A1R, CME Term SOFR 3 month Index + 1.55%, 5.852% 4/15/2037 (b)(c)(d)	300,000	301,363
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.652% 10/15/2039 (b)(c)(d)	250,000	251,125
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.6348% 4/20/2033 (b)(c)(d)	262,334	262,744
Voya CLO Ltd Series 2023-1A Class A1, CME Term SOFR 3 month Index + 1.8%, 6.0932% 1/20/2037 (b)(c)(d)	250,000	251,852
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.822% 4/15/2037 (b)(c)(d)	250,000	251,571
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.5904% 1/20/2038 (b)(c)(d)	250,000	250,893
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		4,782,857
MULTI-NATIONAL - 0.5%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.7932% 4/18/2037 (b)(c)(d)	250,000	251,610
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2022-1A Class A, CME Term SOFR 3 month Index + 1.5%, 5.7932% 7/20/2035 (b)(c)(d)	250,000	250,000
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 1.18% 4/20/2038 (b)(c)(d)	150,000	150,000
TOTAL MULTI-NATIONAL		651,610
UNITED STATES - 0.7%
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.9123% 10/20/2037 (b)(c)(d)	250,000	251,202
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 5.4688% 1/25/2038 (b)(c)(d)	250,000	250,599
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.9013% 10/20/2037 (b)(c)(d)	250,000	251,418
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (b)	97,250	94,302
TOTAL UNITED STATES		847,521
TOTAL ASSET-BACKED SECURITIES (Cost $7,296,305)		7,337,508

Bank Loan Obligations - 0.4%
	Principal Amount (a)	Value ($)
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.802% 8/15/2028 (c)(d)(e)	1,000	896
Media - 0.0%
Numericable US LLC Tranche B-13 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.6821% 8/14/2026 (c)(d)(e)	2,000	1,734
TOTAL FRANCE		2,630
NETHERLANDS - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5904% 8/27/2028 (c)(d)(e)	9,338	7,470
UNITED KINGDOM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect US FinCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8238% 12/12/2026 (c)(d)(e)	7,000	6,897
UNITED STATES - 0.4%
Consumer Discretionary - 0.2%
Broadline Retail - 0.0%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9288% 6/18/2029 (c)(d)(e)	14,958	13,764
Diversified Consumer Services - 0.0%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7058% 3/4/2028 (c)(d)(e)	41,769	36,107
Hotels, Restaurants & Leisure - 0.2%
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5788% 4/1/2029 (c)(d)(e)	10,987	10,543
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0738% 1/28/2032 (c)(d)(e)	10,000	9,908
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5524% 12/30/2026 (c)(d)(e)	33,782	32,583
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0524% 12/30/2026 (c)(d)(e)	4,987	4,850
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.5408% 3/1/2026 (c)(d)(e)	14,974	14,449
		72,333
Household Durables - 0.0%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6738% 6/29/2028 (c)(d)(e)	38,997	36,979
Specialty Retail - 0.0%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1674% 6/6/2031 (c)(d)(e)	9,938	9,670
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0407% 9/10/2029 (c)(d)(e)	19,945	18,720
		28,390
TOTAL CONSUMER DISCRETIONARY		187,573

Consumer Staples - 0.0%
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 15.6162% 8/2/2028 (c)(d)(e)	5,013	4,990
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% 10/30/2028 (c)(d)(e)(f)	30,000	27,750
Financials - 0.0%
Financial Services - 0.0%
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0719% 2/12/2032 (c)(d)(e)	10,000	10,003
Insurance - 0.0%
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6883% 1/31/2028 (c)(d)(e)	10,000	9,767
TOTAL FINANCIALS		19,770

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC 1LN, term loan CME Term SOFR 3 month Index + 1%, 13.8288% 6/28/2029 (c)(d)(e)	1,638	1,535
ModivCare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0788% 7/1/2031 (c)(d)(e)	4,975	3,959
Radiology Partners Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5902% 1/31/2029 (c)(d)(e)	6,024	5,901
		11,395
Health Care Technology - 0.0%
Cotiviti Inc 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 2/17/2032 (c)(d)(e)(f)	5,000	4,931
TOTAL HEALTH CARE		16,326

Industrials - 0.1%
Air Freight & Logistics - 0.0%
Stonepeak Nile Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 2/3/2032 (c)(d)(e)(f)	10,000	9,966
Commercial Services & Supplies - 0.1%
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8288% 2/10/2031 (c)(d)(e)	4,987	4,912
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7907% 8/1/2030 (c)(d)(e)	20,935	20,287
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3889% 4/11/2029 (c)(d)(e)	9,975	8,844
		34,043
Passenger Airlines - 0.0%
Spirit Airlines Inc Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 7%, 11.3223% 11/30/2025 (c)(d)(e)	4,227	4,205
Professional Services - 0.0%
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0738% 12/30/2028 (c)(d)(e)	14,969	14,464
Trading Companies & Distributors - 0.0%
Foundation Building Materials Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8021% 1/29/2028 (c)(d)(e)	10,000	9,500
Foundation Building Materials Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5518% 1/29/2031 (c)(d)(e)	1,000	950
		10,450
TOTAL INDUSTRIALS		73,128

Information Technology - 0.1%
IT Services - 0.0%
Constant Contact Inc term loan CME Term SOFR 3 month Index + 7.5%, 0% 2/10/2029 (c)(d)(e)(f)	1,000	822
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5636% 2/10/2028 (c)(d)(e)	10,976	10,144
		10,966
Software - 0.1%
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.1738% 12/10/2029 (c)(d)(e)	1,411	1,407
Dcert Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3238% 10/16/2026 (c)(d)(e)	19,672	19,060
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.3238% 2/19/2029 (c)(d)(e)	8,000	6,427
Leia Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5352% 10/9/2031 (c)(d)(e)	10,000	9,966
Leia Finco US LLC 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5352% 10/12/2032 (c)(d)(e)	5,000	4,929
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 2%, 13.4132% 6/4/2029 (c)(d)(e)	11,000	10,832
		52,621
Technology Hardware, Storage & Peripherals - 0.0%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.33% 12/15/2031 (c)(d)(e)	30,000	29,400
TOTAL INFORMATION TECHNOLOGY		92,987

Materials - 0.0%
Chemicals - 0.0%
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.4383% 6/4/2028 (c)(d)(e)	1,979	1,758
American Rock Salt Co LLC Tranche 1ST OUT DD TL 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 4.3476% 6/12/2028 (c)(d)(e)(g)	621	626
American Rock Salt Co LLC Tranche 1ST OUT TL B 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 11.7755% 6/12/2028 (c)(d)(e)	582	587
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.3538% 7/3/2028 (c)(d)(e)	9,988	9,575
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.8613% 3/15/2030 (c)(d)(e)	1,412	1,367
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0501% 8/22/2031 (c)(d)(e)	19,586	18,982
		32,895
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Cogentrix Finance Holdco I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 2/13/2032 (c)(d)(e)(f)	5,000	4,991
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3.5%, 8.0524% 11/14/2025 (c)(d)(e)	8,975	8,931
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1883% 3/25/2028 (c)(d)(e)	20,933	20,671
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 3/27/2028 (c)(d)(e)(f)	5,000	4,988
		39,581
TOTAL UNITED STATES		495,000
TOTAL BANK LOAN OBLIGATIONS (Cost $517,167)		511,997

Commercial Mortgage Securities - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
BX Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4674% 3/15/2030 (b)(c)(d)	219,000	218,726
BXHPP Trust Series 2021-FILM Class A, CME Term SOFR 1 month Index + 0.7645%, 5.0765% 8/15/2036 (b)(c)(d)	250,000	242,500
DC Commercial Mortgage Trust Series 2023-DC Class A, 6.3143% 9/12/2040 (b)	100,000	103,346
TOTAL UNITED STATES		564,572
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $563,709)		564,572

Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc (h)	698	6,980
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (i)	268	3,350
Cano Health LLC warrants (i)(j)	29	120
		3,470
TOTAL UNITED STATES		10,450
TOTAL COMMON STOCKS (Cost $18,538)		10,450

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Communication Services - 0.0%
Media - 0.0%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	32,979	41,038
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
MKS Instruments Inc 1.25% 6/1/2030 (b)	9,000	8,379
ON Semiconductor Corp 0% 5/1/2027 (k)	12,000	13,411
Wolfspeed Inc 1.875% 12/1/2029	41,000	15,498
		37,288
Software - 0.0%
Core Scientific Inc 0% 6/15/2031 (b)(k)	17,000	15,938
TOTAL INFORMATION TECHNOLOGY		53,226

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 0.25% 6/15/2026	15,000	14,063
Redfin Corp 0.5% 4/1/2027	22,000	17,490
		31,553
Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027	3,000	3,118
Independent Power and Renewable Electricity Producers - 0.0%
XPLR Infrastructure LP 0% 11/15/2025 (b)(l)	2,000	1,898
XPLR Infrastructure LP 2.5% 6/15/2026 (b)	8,000	7,555
		9,453
TOTAL UTILITIES		12,571

TOTAL UNITED STATES		138,388
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $139,619)		138,388

Foreign Government and Government Agency Obligations - 0.7%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Australian Commonwealth 1.25% 5/21/2032	AUD	165,000	84,161
CANADA - 0.3%
Canadian Government 1.5% 12/1/2031	CAD	475,000	302,657
COLOMBIA - 0.3%
Colombian Republic 7.75% 11/7/2036		200,000	198,584
Colombian Republic 8% 11/14/2035		200,000	204,501
TOTAL COLOMBIA			403,085
GERMANY - 0.1%
German Federal Republic 0% 8/15/2030 (m)	EUR	100,000	92,701
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $882,973)			882,604

Non-Convertible Corporate Bonds - 25.7%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Mineral Resources Ltd 8.5% 5/1/2030 (b)		101,000	102,080
BELGIUM - 0.1%
Financials - 0.1%
Banks - 0.1%
KBC Group NV 4.375% 4/19/2030 (d)(m)	EUR	100,000	109,352
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7% 10/20/2025 (b)		7,000	6,999
CANADA - 0.6%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
TELUS Corp 3.4% 5/13/2032		200,000	180,615
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 7% 4/15/2055 (d)		4,000	4,017
Rogers Communications Inc 7.125% 4/15/2055 (d)		4,000	4,024
			8,041
TOTAL COMMUNICATION SERVICES			188,656

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (b)		30,000	30,014
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (b)		5,000	5,084
			35,098
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc 3.625% 5/13/2051 (b)		150,000	105,883
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Vermilion Energy Inc 7.25% 2/15/2033 (b)		5,000	4,863
Industrials - 0.1%
Aerospace & Defense - 0.1%
Bombardier Inc 6% 2/15/2028 (b)		152,000	151,523
Bombardier Inc 7% 6/1/2032 (b)		5,000	5,069
Bombardier Inc 7.25% 7/1/2031 (b)		5,000	5,116
			161,708
Information Technology - 0.1%
Software - 0.1%
Open Text Corp 3.875% 12/1/2029 (b)		61,000	56,090
Open Text Corp 3.875% 2/15/2028 (b)		7,000	6,629
Open Text Holdings Inc 4.125% 12/1/2031 (b)		6,000	5,376
Open Text Holdings Inc 4.125% 2/15/2030 (b)		5,000	4,618
			72,713
Materials - 0.1%
Chemicals - 0.1%
Methanex Corp 5.125% 10/15/2027		37,000	36,424
Methanex Corp 5.65% 12/1/2044		99,000	86,059
NOVA Chemicals Corp 4.25% 5/15/2029 (b)		4,000	3,797
NOVA Chemicals Corp 5.25% 6/1/2027 (b)		10,000	9,947
NOVA Chemicals Corp 7% 12/1/2031 (b)		5,000	5,175
NOVA Chemicals Corp 8.5% 11/15/2028 (b)		4,000	4,243
NOVA Chemicals Corp 9% 2/15/2030 (b)		5,000	5,400
			151,045
Metals & Mining - 0.0%
Hudbay Minerals Inc 4.5% 4/1/2026 (b)		5,000	4,944
Hudbay Minerals Inc 6.125% 4/1/2029 (b)		5,000	4,994
			9,938
TOTAL MATERIALS			160,983

Utilities - 0.0%
Gas Utilities - 0.0%
AltaGas Ltd 7.2% 10/15/2054 (b)(d)		27,000	27,025
TOTAL CANADA			756,929
CHILE - 0.0%
Communication Services - 0.0%
Media - 0.0%
VTR Finance NV 6.375% 7/15/2028 (b)		26,000	24,814
CHINA - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 2.5% 5/11/2031		140,000	121,024
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd 5.75% 11/24/2028 (b)		35,000	17,850
Gran Tierra Energy Inc 9.5% 10/15/2029 (b)		19,000	17,585
			35,435
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enfragen Energia Sur SA 5.375% 12/30/2030 (b)		17,000	14,858
TOTAL COLOMBIA			50,293
DENMARK - 0.2%
Consumer Staples - 0.1%
Beverages - 0.1%
Carlsberg Breweries A/S 3.25% 2/28/2032 (m)	EUR	100,000	104,402
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Orsted AS 3.25% 9/13/2031 (m)	EUR	100,000	103,504
TOTAL DENMARK			207,906
FINLAND - 0.2%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Amer Sports Co 6.75% 2/16/2031 (b)		17,000	17,456
Financials - 0.1%
Banks - 0.1%
Nordea Bank Abp 2.5% 5/23/2029 (m)	EUR	100,000	102,345
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Citycon Treasury BV 6.5% 3/8/2029 (m)	EUR	100,000	111,265
TOTAL FINLAND			231,066
FRANCE - 0.9%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Altice France SA 5.125% 7/15/2029 (b)		74,000	57,409
Altice France SA 5.5% 1/15/2028 (b)		10,000	8,049
Altice France SA 5.5% 10/15/2029 (b)		5,000	3,906
Iliad Holding SASU 7% 4/15/2032 (b)		55,000	55,540
Iliad Holding SASU 8.5% 4/15/2031 (b)		68,000	72,437
			197,341
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA 7.5% 4/15/2032 (b)		69,000	72,139
Viridien 8.75% 4/1/2027 (b)		39,000	39,805
			111,944
Financials - 0.6%
Banks - 0.6%
BNP Paribas SA 3.945% 2/18/2037 (d)(m)	EUR	100,000	103,708
BNP Paribas SA 4.042% 1/10/2032 (d)(m)	EUR	100,000	107,589
BNP Paribas SA 5.786% 1/13/2033 (b)(d)		100,000	102,547
BPCE SA 3.875% 1/11/2029 (m)	EUR	100,000	106,863
Societe Generale SA 3.75% 7/15/2031 (d)(m)	EUR	100,000	105,271
Societe Generale SA 5.5% 4/13/2029 (b)(d)		200,000	202,438
			728,416
TOTAL FRANCE			1,037,701
GERMANY - 0.8%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
ZF North America Capital Inc 6.75% 4/23/2030 (b)		5,000	4,919
Financials - 0.2%
Financial Services - 0.2%
KfW 2.75% 5/15/2030 (m)	EUR	200,000	210,899
Health Care - 0.2%
Pharmaceuticals - 0.2%
Bayer US Finance LLC 6.5% 11/21/2033 (b)		200,000	208,889
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Vonovia SE 0.625% 3/24/2031 (m)	EUR	100,000	88,746
Utilities - 0.3%
Electric Utilities - 0.2%
EnBW Energie Baden-Wuerttemberg AG 1.875% 6/29/2080 (d)(m)	EUR	100,000	102,087
EnBW International Finance BV 3.85% 5/23/2030 (m)	EUR	100,000	108,567
			210,654
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG 3.625% 1/10/2032 (m)	EUR	100,000	106,882
Multi-Utilities - 0.0%
E.ON SE 0.625% 11/7/2031 (m)	EUR	100,000	89,058
TOTAL UTILITIES			406,594

TOTAL GERMANY			920,047
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 7.5% 3/1/2028 (b)		3,000	2,866
Kosmos Energy Ltd 7.75% 5/1/2027 (b)		7,000	6,790
Tullow Oil PLC 10.25% 5/15/2026 (b)		21,000	18,751

TOTAL GHANA			28,407
HONG KONG - 0.2%
Financials - 0.2%
Insurance - 0.2%
AIA Group Ltd 3.375% 4/7/2030 (b)		200,000	189,869
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (b)		7,000	6,448
TOTAL HONG KONG			196,317
IRELAND - 0.2%
Financials - 0.2%
Banks - 0.1%
Bank of Ireland Group PLC 5% 7/4/2031 (d)(m)	EUR	150,000	169,579
Financial Services - 0.1%
GGAM Finance Ltd 5.875% 3/15/2030 (b)		10,000	9,913
GGAM Finance Ltd 6.875% 4/15/2029 (b)		5,000	5,106
GGAM Finance Ltd 7.75% 5/15/2026 (b)		5,000	5,070
GGAM Finance Ltd 8% 2/15/2027 (b)		30,000	31,031
GGAM Finance Ltd 8% 6/15/2028 (b)		30,000	31,696
TrueNoord Capital DAC 8.75% 3/1/2030 (b)		15,000	15,344
			98,160
TOTAL IRELAND			267,739
ISRAEL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean Israel Finance Ltd 5.375% 3/30/2028 (b)(m)		8,000	7,640
Energean Israel Finance Ltd 5.875% 3/30/2031 (b)(m)		7,000	6,459
Energean PLC 6.5% 4/30/2027 (b)		15,000	14,949

TOTAL ISRAEL			29,048
ITALY - 0.3%
Financials - 0.1%
Banks - 0.1%
Intesa Sanpaolo SpA 3.625% 10/16/2030 (m)	EUR	100,000	106,661
UniCredit SpA 5.459% 6/30/2035 (b)(d)		1,000	982
UniCredit SpA 5.861% 6/19/2032 (b)(d)		4,000	4,021
			111,664
Utilities - 0.2%
Electric Utilities - 0.2%
Enel Finance International NV 0.875% 1/17/2031 (m)	EUR	100,000	92,121
Enel Finance International NV 5.125% 6/26/2029 (b)		200,000	201,799
			293,920
TOTAL ITALY			405,584
LUXEMBOURG - 0.2%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5.75% 8/15/2029 (b)		38,000	29,808
Altice France Holding SA 6% 2/15/2028 (b)		13,000	4,004
			33,812
Real Estate - 0.2%
Industrial REITs - 0.2%
Prologis International Funding II SA 4.375% 7/1/2036 (m)	EUR	200,000	219,332
TOTAL LUXEMBOURG			253,144
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom 7.375% 2/16/2027 (b)		8,000	8,007
MULTI-NATIONAL - 0.2%
Financials - 0.2%
Banks - 0.2%
European Investment Bank 2.25% 3/15/2030 (m)	EUR	200,000	206,074
NETHERLANDS - 0.8%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV 3.875% 2/16/2036 (m)	EUR	100,000	106,480
Entertainment - 0.2%
Universal Music Group NV 4% 6/13/2031 (m)	EUR	200,000	217,184
Consumer Staples - 0.1%
Food Products - 0.1%
JDE Peet's NV 2.25% 9/24/2031 (b)		150,000	125,443
Financials - 0.4%
Banks - 0.4%
Cooperatieve Rabobank UA 1% 1/19/2034 (m)	EUR	100,000	85,389
Cooperatieve Rabobank UA 1.125% 5/7/2031 (m)	EUR	100,000	92,644
ING Groep NV 1.4% 7/1/2026 (b)(d)		200,000	197,865
ING Groep NV 4.5% 5/23/2029 (d)(m)	EUR	100,000	108,721
			484,619
TOTAL NETHERLANDS			933,726
NIGERIA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
IHS Holding Ltd 5.625% 11/29/2026 (b)		5,000	4,901
IHS Holding Ltd 6.25% 11/29/2028 (b)		24,000	23,235
IHS Holding Ltd 7.875% 5/29/2030 (b)		35,000	34,880
IHS Holding Ltd 8.25% 11/29/2031 (b)		30,000	29,873

TOTAL NIGERIA			92,889
NORWAY - 0.1%
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA 4% 3/14/2029 (d)(m)	EUR	100,000	107,732
PERU - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Volcan Cia Minera SAA 8.75% 1/24/2030 (b)		18,000	17,552
PORTUGAL - 0.1%
Utilities - 0.1%
Electric Utilities - 0.1%
EDP Servicios Financieros Espana SA 3.5% 7/21/2031 (m)	EUR	100,000	105,532
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Lcpr Senior Secured Financing Dac 6.75% 10/15/2027 (b)		10,000	8,541
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (b)		34,000	29,878
SPAIN - 0.2%
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (b)		14,000	13,233
Information Technology - 0.1%
Communications Equipment - 0.1%
Cellnex Finance Co SA 2% 2/15/2033 (m)	EUR	100,000	93,035
Utilities - 0.1%
Electric Utilities - 0.1%
Iberdrola Finanzas SA 3.375% 11/22/2032 (m)	EUR	100,000	106,176
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (b)		19,000	17,921
TOTAL SPAIN			230,365
SWEDEN - 0.1%
Financials - 0.1%
Banks - 0.1%
Swedbank AB 3.375% 5/29/2030 (m)	EUR	100,000	106,399
SWITZERLAND - 0.1%
Financials - 0.1%
Insurance - 0.1%
Swiss Re Finance Luxembourg SA 2.534% 4/30/2050 (d)(m)	EUR	100,000	99,736
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (b)		12,000	12,212
Consolidated Energy Finance SA 5.625% 10/15/2028 (b)		1,000	869
			13,081
TOTAL SWITZERLAND			112,817
TANZANIA - 0.1%
Information Technology - 0.1%
Communications Equipment - 0.1%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (b)		71,000	72,020
TURKEY - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Eldorado Gold Corp 6.25% 9/1/2029 (b)		60,000	59,204
UNITED KINGDOM - 2.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (b)		6,000	5,500
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.2%
Compass Group PLC 3.25% 9/16/2033 (m)	EUR	100,000	104,564
InterContinental Hotels Group PLC 3.375% 10/8/2028 (m)	GBP	100,000	119,023
			223,587
Household Durables - 0.1%
Berkeley Group PLC/The 2.5% 8/11/2031 (m)	GBP	100,000	102,564
TOTAL CONSUMER DISCRETIONARY			326,151

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.2%
Tesco Corporate Treasury Services PLC 0.375% 7/27/2029 (m)	EUR	100,000	93,010
Tesco Corporate Treasury Services PLC 4.25% 2/27/2031 (m)	EUR	100,000	109,566
			202,576
Household Products - 0.1%
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/2033 (m)	EUR	100,000	108,441
TOTAL CONSUMER STAPLES			311,017

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 12% 11/30/2028 (b)		62,000	69,528
Financials - 0.9%
Banks - 0.7%
Barclays PLC 0.577% 8/9/2029 (d)(m)	EUR	100,000	95,692
Barclays PLC 8.407% 11/14/2032 (d)(m)	GBP	100,000	134,772
HSBC Holdings PLC 3% 5/29/2030 (d)	GBP	100,000	115,686
Lloyds Banking Group PLC 4.75% 9/21/2031 (d)(m)	EUR	100,000	111,421
NatWest Group PLC 3.575% 9/12/2032 (d)(m)	EUR	200,000	210,715
Virgin Money UK PLC 7.625% 8/23/2029 (d)(m)	GBP	100,000	135,666
			803,952
Financial Services - 0.1%
Nationwide Building Society 3.828% 7/24/2032 (d)(m)	EUR	100,000	106,822
Insurance - 0.1%
Admiral Group PLC 8.5% 1/6/2034 (m)	GBP	100,000	142,450
TOTAL FINANCIALS			1,053,224

Health Care - 0.1%
Pharmaceuticals - 0.1%
Astrazeneca Finance LLC 1.75% 5/28/2028		140,000	129,050
Industrials - 0.2%
Commercial Services & Supplies - 0.0%
OT Midco Ltd 10% 2/15/2030 (b)		20,000	18,581
Ground Transportation - 0.1%
Mobico Group PLC 4.875% 9/26/2031 (m)	EUR	100,000	104,985
Transportation Infrastructure - 0.1%
Heathrow Funding Ltd 2.625% 3/16/2028 (m)	GBP	100,000	116,780
TOTAL INDUSTRIALS			240,346

Utilities - 0.4%
Electric Utilities - 0.2%
NGG Finance PLC 2.125% 9/5/2082 (d)(m)	EUR	100,000	100,649
SSE PLC 1.75% 4/16/2030 (m)	EUR	100,000	98,009
			198,658
Independent Power and Renewable Electricity Producers - 0.1%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (b)		90,000	89,243
Water Utilities - 0.1%
Severn Trent Utilities Finance PLC 4% 3/5/2034 (m)	EUR	150,000	161,391
TOTAL UTILITIES			449,292

TOTAL UNITED KINGDOM			2,584,108
UNITED STATES - 17.7%
Communication Services - 1.6%
Diversified Telecommunication Services - 0.4%
Level 3 Financing Inc 10% 10/15/2032 (b)		3,000	3,004
Level 3 Financing Inc 11% 11/15/2029 (b)		2,061	2,339
Level 3 Financing Inc 3.625% 1/15/2029 (b)		8,000	6,238
Level 3 Financing Inc 3.75% 7/15/2029 (b)		26,000	20,020
Level 3 Financing Inc 3.875% 10/15/2030 (b)		9,000	7,045
Level 3 Financing Inc 4% 4/15/2031 (b)		23,000	17,883
Level 3 Financing Inc 4.25% 7/1/2028 (b)		2,000	1,779
Level 3 Financing Inc 4.5% 4/1/2030 (b)		22,000	18,150
Lumen Technologies Inc 4.5% 1/15/2029 (b)		1,000	828
Verizon Communications Inc 5.05% 5/9/2033		445,000	448,426
			525,712
Entertainment - 0.1%
Walt Disney Co/The 2.65% 1/13/2031		140,000	125,986
Interactive Media & Services - 0.0%
Snap Inc 6.875% 3/1/2033 (b)		10,000	10,124
ZipRecruiter Inc 5% 1/15/2030 (b)		33,000	29,878
			40,002
Media - 1.1%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (b)		20,000	18,941
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (b)		78,000	65,385
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (b)		77,000	69,183
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (b)		15,000	14,793
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (b)		15,000	14,587
CCO Holdings LLC / CCO Holdings Capital Corp 5.5% 5/1/2026 (b)		79,000	78,897
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029		20,000	19,877
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		41,000	42,344
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		22,000	22,801
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (b)		30,000	30,633
Clear Channel Outdoor Holdings Inc 9% 9/15/2028 (b)		36,000	37,914
CSC Holdings LLC 3.375% 2/15/2031 (b)		62,000	44,079
CSC Holdings LLC 4.625% 12/1/2030 (b)		37,000	19,640
Discovery Communications LLC 5% 9/20/2037		188,000	162,004
DISH DBS Corp 5.125% 6/1/2029		29,000	19,565
DISH DBS Corp 7.375% 7/1/2028		6,000	4,447
EchoStar Corp 10.75% 11/30/2029		66,529	71,343
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (d)		13,045	12,216
Univision Communications Inc 7.375% 6/30/2030 (b)		31,000	30,282
Univision Communications Inc 8% 8/15/2028 (b)		5,000	5,079
Univision Communications Inc 8.5% 7/31/2031 (b)		77,000	76,763
Warnermedia Holdings Inc 4.279% 3/15/2032		200,000	179,666
Warnermedia Holdings Inc 5.141% 3/15/2052		141,000	108,830
			1,149,269
TOTAL COMMUNICATION SERVICES			1,840,969

Consumer Discretionary - 1.4%
Automobile Components - 0.0%
Adient Global Holdings Ltd 7.5% 2/15/2033 (b)		20,000	20,001
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (b)		10,000	10,231
			30,232
Automobiles - 0.1%
General Motors Co 5.4% 10/15/2029		100,000	101,131
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC CME Term SOFR 6 month Index + 6.0533%, 10.502% 10/15/2026 (b)(c)(d)		40,000	40,201
			141,332
Broadline Retail - 0.1%
CMG Media Corp 8.875% 6/18/2029 (b)		6,000	5,011
Kohl's Corp 4.25% 7/17/2025		10,000	9,912
Nordstrom Inc 4.375% 4/1/2030		8,000	7,341
Wayfair LLC 7.25% 10/31/2029 (b)		55,000	55,859
			78,123
Diversified Consumer Services - 0.1%
Sotheby's 7.375% 10/15/2027 (b)		55,000	54,511
StoneMor Inc 8.5% 5/15/2029 (b)		21,000	19,218
			73,729
Hotels, Restaurants & Leisure - 0.4%
Aramark Services Inc 5% 2/1/2028 (b)		5,000	4,914
Carnival Corp 5.75% 3/15/2030 (b)		55,000	55,173
Carnival Corp 6% 5/1/2029 (b)		128,000	128,341
Carnival Corp 6.125% 2/15/2033 (b)		20,000	20,131
ClubCorp Holdings Inc 8.5% 9/15/2025 (b)		32,000	31,367
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (b)		46,000	40,753
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (b)		5,000	5,012
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (b)		5,000	5,041
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (b)		5,000	5,076
Mohegan Tribal Gaming Authority 8% 2/1/2026 (b)		22,000	21,788
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (b)		7,000	7,012
Royal Caribbean Cruises Ltd 5.5% 4/1/2028 (b)		126,000	126,595
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (b)		15,000	14,921
Royal Caribbean Cruises Ltd 6% 2/1/2033 (b)		10,000	10,113
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (b)		15,000	15,303
Yum! Brands Inc 4.625% 1/31/2032		19,000	17,869
			509,409
Household Durables - 0.0%
Beazer Homes USA Inc 7.5% 3/15/2031 (b)		5,000	5,006
Landsea Homes Corp 8.875% 4/1/2029 (b)		8,000	7,959
LGI Homes Inc 7% 11/15/2032 (b)		10,000	9,920
Newell Brands Inc 6.375% 5/15/2030		5,000	4,985
Newell Brands Inc 6.625% 5/15/2032		5,000	4,973
Newell Brands Inc 6.875% 4/1/2036 (n)		2,000	1,995
Newell Brands Inc 7% 4/1/2046 (n)		25,000	22,601
Tri Pointe Homes Inc 5.25% 6/1/2027		4,000	3,942
Tri Pointe Homes Inc 5.7% 6/15/2028		5,000	4,969
			66,350
Specialty Retail - 0.5%
Carvana Co 11% 6/1/2030 pay-in-kind (b)(d)		3,383	3,591
Carvana Co 14% 6/1/2031 pay-in-kind (b)(d)		33,473	38,048
Carvana Co 4.875% 9/1/2029 (b)		5,000	4,325
Carvana Co 5.625% 10/1/2025 (b)		31,000	30,768
Carvana Co 9% 12/1/2028 pay-in-kind (b)(d)		3,843	3,981
Champions Financing Inc 8.75% 2/15/2029 (b)		17,000	15,717
Home Depot Inc/The 3.25% 4/15/2032		130,000	118,471
LBM Acquisition LLC 6.25% 1/15/2029 (b)		32,000	29,452
Lowe's Cos Inc 3.75% 4/1/2032		130,000	121,324
Lowe's Cos Inc 4.25% 4/1/2052		130,000	104,831
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032		10,000	10,148
Staples Inc 10.75% 9/1/2029 (b)		21,000	20,055
Staples Inc 12.75% 1/15/2030 (b)		14,058	10,175
TJX Cos Inc/The 3.875% 4/15/2030		120,000	116,005
			626,891
Textiles, Apparel & Luxury Goods - 0.2%
Levi Strauss & Co 3.5% 3/1/2031 (b)		5,000	4,459
Tapestry Inc 3.05% 3/15/2032		200,000	174,479
			178,938
TOTAL CONSUMER DISCRETIONARY			1,705,004

Consumer Staples - 0.4%
Beverages - 0.0%
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (b)		15,000	14,942
Consumer Staples Distribution & Retail - 0.1%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (b)		11,000	10,619
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (b)(o)		10,000	10,124
C&S Group Enterprises LLC 5% 12/15/2028 (b)		15,000	12,585
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (b)		32,000	33,280
Performance Food Group Inc 4.25% 8/1/2029 (b)		6,000	5,655
Performance Food Group Inc 6.125% 9/15/2032 (b)		10,000	10,050
US Foods Inc 5.75% 4/15/2033 (b)		5,000	4,917
Walgreen Co 4.4% 9/15/2042		2,000	1,408
Walgreens Boots Alliance Inc 4.1% 4/15/2050		5,000	3,543
			92,181
Food Products - 0.3%
General Mills Inc 2.25% 10/14/2031		350,000	299,276
Post Holdings Inc 4.5% 9/15/2031 (b)		10,000	9,129
Post Holdings Inc 4.625% 4/15/2030 (b)		6,000	5,627
Post Holdings Inc 6.25% 10/15/2034 (b)		5,000	4,971
Post Holdings Inc 6.25% 2/15/2032 (b)		5,000	5,038
Post Holdings Inc 6.375% 3/1/2033 (b)		50,000	49,853
			373,894
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (b)		15,000	15,129
TOTAL CONSUMER STAPLES			496,146

Energy - 0.5%
Energy Equipment & Services - 0.1%
Archrock Partners LP / Archrock Partners Finance Corp 6.25% 4/1/2028 (b)		12,000	12,039
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (b)		5,000	5,061
Oceaneering International Inc 6% 2/1/2028		58,000	57,479
			74,579
Oil, Gas & Consumable Fuels - 0.4%
California Resources Corp 7.125% 2/1/2026 (b)		6,000	5,993
California Resources Corp 8.25% 6/15/2029 (b)		17,000	17,487
CNX Midstream Partners LP 4.75% 4/15/2030 (b)		33,000	30,745
CNX Resources Corp 6% 1/15/2029 (b)		9,000	8,931
CNX Resources Corp 7.25% 3/1/2032 (b)		20,000	20,486
CNX Resources Corp 7.375% 1/15/2031 (b)		5,000	5,137
CVR CHC LP 5.75% 2/15/2028 (b)		1,000	948
Expand Energy Corp 5.375% 3/15/2030		6,000	5,964
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033		30,000	30,301
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		35,000	35,217
Hess Midstream Operations LP 5.875% 3/1/2028 (b)		10,000	10,073
Murphy Oil USA Inc 3.75% 2/15/2031 (b)		5,000	4,472
Northern Oil & Gas Inc 8.125% 3/1/2028 (b)		33,000	33,488
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		131,000	125,342
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (b)		30,000	29,114
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (b)		56,000	55,979
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (b)		60,000	57,930
TransMontaigne Partners LLC 8.5% 6/15/2030 (b)		9,000	9,130
			486,737
TOTAL ENERGY			561,316

Financials - 5.0%
Banks - 2.8%
Bank of America Corp 2.687% 4/22/2032 (d)		70,000	61,591
Bank of America Corp 5.015% 7/22/2033 (d)		198,000	197,604
Bank of America Corp 5.162% 1/24/2031 (d)		550,000	556,797
Bank of America Corp 6.204% 11/10/2028 (d)		25,000	25,945
Citigroup Inc 4.91% 5/24/2033 (d)		254,000	249,690
Citizens Financial Group Inc 5.718% 7/23/2032 (d)		91,000	93,028
Fifth Third Bancorp 4.895% 9/6/2030 (d)		100,000	100,013
HAT Holdings I LLC / HAT Holdings II LLC 3.375% 6/15/2026 (b)		58,000	56,260
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (b)		33,000	34,389
JPMorgan Chase & Co 2.963% 1/25/2033 (d)		70,000	61,859
JPMorgan Chase & Co 4.586% 4/26/2033 (d)		224,000	218,622
JPMorgan Chase & Co 4.603% 10/22/2030 (d)		287,000	284,758
JPMorgan Chase & Co 4.912% 7/25/2033 (d)		26,000	25,905
JPMorgan Chase & Co 5.14% 1/24/2031 (d)		550,000	557,771
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (d)		500,000	495,823
Santander Holdings USA Inc 5.807% 9/9/2026 (d)		31,000	31,168
Santander Holdings USA Inc 6.499% 3/9/2029 (d)		27,000	28,111
Wells Fargo & Co 5.244% 1/24/2031 (d)		142,000	144,326
Western Alliance Bancorp 3% 6/15/2031 (d)		15,000	14,062
			3,237,722
Capital Markets - 1.4%
Coinbase Global Inc 3.625% 10/1/2031 (b)		5,000	4,335
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (d)		152,000	134,102
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (d)		130,000	127,398
Morgan Stanley 2.943% 1/21/2033 (d)		70,000	61,427
Morgan Stanley 4.654% 10/18/2030 (d)		500,000	495,282
Morgan Stanley 4.889% 7/20/2033 (d)		313,000	309,390
Morgan Stanley 5.32% 7/19/2035 (d)		300,000	301,160
State Street Corp 3.031% 11/1/2034 (d)		200,000	183,411
			1,616,505
Consumer Finance - 0.3%
Ally Financial Inc 2.2% 11/2/2028		140,000	127,196
Ally Financial Inc 5.543% 1/17/2031 (d)		14,000	14,070
Ally Financial Inc 6.646% 1/17/2040 (d)		16,000	15,897
American Express Co 5.085% 1/30/2031 (d)		71,000	71,884
Encore Capital Group Inc 8.5% 5/15/2030 (b)		15,000	15,785
OneMain Finance Corp 3.875% 9/15/2028		108,000	101,252
OneMain Finance Corp 6.625% 5/15/2029		5,000	5,096
PRA Group Inc 8.875% 1/31/2030 (b)		15,000	15,790
RFNA LP 7.875% 2/15/2030 (b)		5,000	5,094
SLM Corp 6.5% 1/31/2030		10,000	10,275
			382,339
Financial Services - 0.2%
Block Inc 3.5% 6/1/2031		123,000	109,213
Block Inc 6.5% 5/15/2032 (b)		60,000	61,221
Clue Opco LLC 9.5% 10/15/2031 (b)		6,000	6,186
NFE Financing LLC 12% 11/15/2029 (b)		10,941	10,812
Saks Global Enterprises LLC 11% 12/15/2029 (b)		14,000	12,926
WEX Inc 6.5% 3/15/2033 (b)		15,000	15,017
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (b)		30,000	31,013
			246,388
Insurance - 0.3%
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (b)		10,000	10,056
Equitable Financial Life Global Funding 1.3% 7/12/2026 (b)		200,000	191,874
Marsh & McLennan Cos Inc 2.375% 12/15/2031		210,000	180,313
			382,243
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Starwood Property Trust Inc 3.625% 7/15/2026 (b)		2,000	1,946
Starwood Property Trust Inc 6% 4/15/2030 (b)		5,000	4,964
Starwood Property Trust Inc 6.5% 7/1/2030 (b)		10,000	10,145
Starwood Property Trust Inc 7.25% 4/1/2029 (b)		30,000	31,200
			48,255
TOTAL FINANCIALS			5,913,452

Health Care - 1.4%
Biotechnology - 0.2%
Amgen Inc 3% 2/22/2029		260,000	245,432
Emergent BioSolutions Inc 3.875% 8/15/2028 (b)		5,000	4,015
			249,447
Health Care Providers & Services - 0.9%
AMN Healthcare Inc 4% 4/15/2029 (b)		20,000	18,261
CHS/Community Health Systems Inc 4.75% 2/15/2031 (b)		190,000	154,322
CHS/Community Health Systems Inc 6.875% 4/15/2029 (b)		3,000	2,093
Cigna Group/The 3.4% 3/15/2051		150,000	102,335
CVS Health Corp 6.75% 12/10/2054 (d)		70,000	69,996
CVS Health Corp 7% 3/10/2055 (d)		49,000	49,443
DaVita Inc 3.75% 2/15/2031 (b)		62,000	54,395
DaVita Inc 6.875% 9/1/2032 (b)		15,000	15,237
Encompass Health Corp 4.625% 4/1/2031		10,000	9,412
HAH Group Holding Co LLC 9.75% 10/1/2031 (b)		6,000	5,782
Humana Inc 3.7% 3/23/2029		130,000	124,438
Humana Inc 5.75% 12/1/2028		110,000	113,403
ModivCare Inc 5% 10/1/2029 (b)		2,000	725
Molina Healthcare Inc 6.25% 1/15/2033 (b)		30,000	29,647
Owens & Minor Inc 6.625% 4/1/2030 (b)		16,000	14,743
Pediatrix Medical Group Inc 5.375% 2/15/2030 (b)		36,000	34,849
Prime Healthcare Services Inc 9.375% 9/1/2029 (b)		10,000	9,469
Radiology Partners Inc 7.775% 1/31/2029 pay-in-kind (b)(d)		18,476	18,384
Radiology Partners Inc 9.781% 2/15/2030 pay-in-kind (b)(d)		1,048	993
Tenet Healthcare Corp 6.125% 10/1/2028		188,000	187,886
Tenet Healthcare Corp 6.125% 6/15/2030		10,000	10,017
US Acute Care Solutions LLC 9.75% 5/15/2029 (b)		14,000	14,311
			1,040,141
Health Care Technology - 0.0%
IQVIA Inc 5% 10/15/2026 (b)		5,000	4,969
IQVIA Inc 5% 5/15/2027 (b)		10,000	9,905
			14,874
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International Inc 3.75% 3/15/2029 (b)		3,000	2,803
Charles River Laboratories International Inc 4.25% 5/1/2028 (b)		125,000	120,112
			122,915
Pharmaceuticals - 0.2%
Bristol-Myers Squibb Co 2.95% 3/15/2032		70,000	62,408
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (b)		42,000	38,271
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (b)		5,000	5,070
Zoetis Inc 2% 5/15/2030		140,000	122,898
			228,647
TOTAL HEALTH CARE			1,656,024

Industrials - 1.1%
Aerospace & Defense - 0.1%
TransDigm Inc 4.875% 5/1/2029		6,000	5,732
TransDigm Inc 5.5% 11/15/2027		5,000	4,951
TransDigm Inc 6% 1/15/2033 (b)		10,000	9,900
TransDigm Inc 6.375% 3/1/2029 (b)		55,000	55,726
TransDigm Inc 6.625% 3/1/2032 (b)		5,000	5,095
			81,404
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (b)		30,000	30,821
Stonepeak Nile Parent LLC 7.25% 3/15/2032 (b)		10,000	10,279
			41,100
Building Products - 0.2%
Advanced Drainage Systems Inc 6.375% 6/15/2030 (b)		5,000	5,064
BCPE Ulysses Intermediate Inc 7.75% 4/1/2027 pay-in-kind (b)(d)		7,000	6,881
Builders FirstSource Inc 6.375% 3/1/2034 (b)		30,000	30,365
Carrier Global Corp 2.493% 2/15/2027		130,000	125,176
Carrier Global Corp 5.9% 3/15/2034		4,000	4,228
Carrier Global Corp 6.2% 3/15/2054		2,000	2,176
Cornerstone Building Brands Inc 6.125% 1/15/2029 (b)		8,000	6,184
Oscar AcquisitionCo LLC / Oscar Finance Inc 9.5% 4/15/2030 (b)		12,000	11,724
			191,798
Commercial Services & Supplies - 0.4%
Artera Services LLC 8.5% 2/15/2031 (b)		165,000	165,154
Brand Industrial Services Inc 10.375% 8/1/2030 (b)		86,000	87,588
Neptune Bidco US Inc 9.29% 4/15/2029 (b)		21,000	18,795
Reworld Holding Corp 4.875% 12/1/2029 (b)		150,000	141,351
			412,888
Construction & Engineering - 0.0%
AECOM 5.125% 3/15/2027		44,000	43,933
Amsted Industries Inc 6.375% 3/15/2033 (b)(o)		10,000	10,028
			53,961
Electrical Equipment - 0.0%
Atkore Inc 4.25% 6/1/2031 (b)		8,000	7,106
Sensata Technologies BV 4% 4/15/2029 (b)		8,000	7,438
WESCO Distribution Inc 6.375% 3/15/2033 (b)		15,000	15,140
			29,684
Industrial Conglomerates - 0.3%
Honeywell International Inc 1.75% 9/1/2031		140,000	117,233
Trane Technologies Financing Ltd 3.8% 3/21/2029		130,000	125,957
Trane Technologies Financing Ltd 5.25% 3/3/2033		50,000	50,929
			294,119
Machinery - 0.1%
Chart Industries Inc 9.5% 1/1/2031 (b)		5,000	5,373
Otis Worldwide Corp 2.565% 2/15/2030		140,000	126,560
Terex Corp 6.25% 10/15/2032 (b)		28,000	27,820
			159,753
Passenger Airlines - 0.0%
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 8% 9/20/2025 (b)		4,000	3,460
Trading Companies & Distributors - 0.0%
Beacon Roofing Supply Inc 6.5% 8/1/2030 (b)		4,000	4,114
Foundation Building Materials Inc 6% 3/1/2029 (b)		20,000	17,699
United Rentals North America Inc 6.125% 3/15/2034 (b)		10,000	10,113
			31,926
TOTAL INDUSTRIALS			1,300,093

Information Technology - 1.1%
Communications Equipment - 0.0%
Viasat Inc 5.625% 9/15/2025 (b)		17,000	16,879
Viasat Inc 6.5% 7/15/2028 (b)		5,000	4,325
Viasat Inc 7.5% 5/30/2031 (b)		7,000	5,245
			26,449
Electronic Equipment, Instruments & Components - 0.1%
Dell International LLC / EMC Corp 6.2% 7/15/2030		110,000	116,892
Insight Enterprises Inc 6.625% 5/15/2032 (b)		5,000	5,088
TTM Technologies Inc 4% 3/1/2029 (b)		7,000	6,558
			128,538
IT Services - 0.1%
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (b)		71,000	65,803
Semiconductors & Semiconductor Equipment - 0.6%
Entegris Inc 3.625% 5/1/2029 (b)		162,000	150,177
Entegris Inc 5.95% 6/15/2030 (b)		121,000	121,235
Micron Technology Inc 2.703% 4/15/2032		140,000	120,074
Micron Technology Inc 5.8% 1/15/2035		250,000	258,188
ON Semiconductor Corp 3.875% 9/1/2028 (b)		57,000	53,919
Wolfspeed Inc 7.9583% 6/23/2030 (b)(g)(i)(n)		10,011	9,749
			713,342
Software - 0.2%
Cloud Software Group Inc 6.5% 3/31/2029 (b)		17,000	16,722
Cloud Software Group Inc 8.25% 6/30/2032 (b)		55,000	57,030
Cloud Software Group Inc 9% 9/30/2029 (b)		78,000	79,719
Elastic NV 4.125% 7/15/2029 (b)		77,000	72,665
Gen Digital Inc 6.25% 4/1/2033 (b)		10,000	10,012
Gen Digital Inc 7.125% 9/30/2030 (b)		31,000	31,969
NCR Voyix Corp 5.125% 4/15/2029 (b)		2,000	1,922
Rackspace Finance LLC 3.5% 5/15/2028 (b)		3,340	1,835
UKG Inc 6.875% 2/1/2031 (b)		5,000	5,132
			277,006
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman 4.125% 1/15/2031		36,000	32,706
Seagate HDD Cayman 5.75% 12/1/2034		4,000	3,930
Seagate HDD Cayman 8.25% 12/15/2029		5,000	5,354
Western Digital Corp 2.85% 2/1/2029		16,000	14,566
Western Digital Corp 3.1% 2/1/2032		18,000	15,385
Western Digital Corp 4.75% 2/15/2026		1,000	989
			72,930
TOTAL INFORMATION TECHNOLOGY			1,284,068

Materials - 0.9%
Chemicals - 0.5%
Chemours Co/The 4.625% 11/15/2029 (b)		108,000	95,958
GPD Cos Inc 10.125% 4/1/2026 (b)		10,000	9,284
International Flavors & Fragrances Inc 2.3% 11/1/2030 (b)		150,000	129,743
Kobe US Midco 2 Inc 9.25% 11/1/2026 pay-in-kind (b)(d)		20,650	18,511
Linde Finance BV 0.55% 5/19/2032 (m)	EUR	100,000	87,414
Mativ Holdings Inc 8% 10/1/2029 (b)		10,000	9,262
Methanex US Operations Inc 6.25% 3/15/2032 (b)		5,000	5,010
Olin Corp 5% 2/1/2030		17,000	16,180
Olin Corp 6.625% 4/1/2033 (b)(o)		50,000	50,000
Olympus Water US Holding Corp 6.25% 10/1/2029 (b)		80,000	76,127
Olympus Water US Holding Corp 9.75% 11/15/2028 (b)		4,000	4,210
			501,699
Construction Materials - 0.0%
Quikrete Holdings Inc 6.375% 3/1/2032 (b)		40,000	40,581
Quikrete Holdings Inc 6.75% 3/1/2033 (b)		15,000	15,228
			55,809
Containers & Packaging - 0.3%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (b)		86,000	75,091
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (b)		17,000	16,917
Berry Global Inc 4.5% 2/15/2026 (b)		10,000	9,916
Berry Global Inc 5.625% 7/15/2027 (b)		82,000	81,983
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (b)		10,000	10,101
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (b)		5,000	5,094
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (b)		12,000	12,182
Crown Americas LLC / Crown Americas Capital Corp VI 4.75% 2/1/2026		11,000	10,916
Graphic Packaging International LLC 4.75% 7/15/2027 (b)		6,000	5,894
Graphic Packaging International LLC 6.375% 7/15/2032 (b)		79,000	80,145
Sealed Air Corp 6.5% 7/15/2032 (b)		30,000	30,746
			338,985
Metals & Mining - 0.1%
ATI Inc 4.875% 10/1/2029		70,000	67,275
ATI Inc 7.25% 8/15/2030		5,000	5,199
Novelis Inc 6.875% 1/30/2030 (b)		45,000	46,003
			118,477
TOTAL MATERIALS			1,014,970

Real Estate - 1.5%
Diversified REITs - 0.3%
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (b)		105,000	94,429
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (b)		60,000	64,064
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (b)		10,000	9,292
WP Carey Inc 2.45% 2/1/2032		220,000	186,770
			354,555
Health Care REITs - 0.2%
Alexandria Real Estate Equities Inc 2% 5/18/2032		220,000	179,994
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		10,000	7,759
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		75,000	67,497
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (b)		10,000	10,261
Omega Healthcare Investors Inc 3.25% 4/15/2033		4,000	3,432
			268,943
Industrial REITs - 0.2%
Prologis LP 2.875% 11/15/2029		200,000	186,152
Office REITs - 0.4%
Boston Properties LP 2.45% 10/1/2033		220,000	173,534
Boston Properties LP 6.75% 12/1/2027		17,000	17,790
COPT Defense Properties LP 2% 1/15/2029		150,000	133,675
Hudson Pacific Properties LP 5.95% 2/15/2028		108,000	95,698
			420,697
Real Estate Management & Development - 0.2%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (b)		3,200	2,955
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (b)		12,000	9,872
CBRE Services Inc 2.5% 4/1/2031		140,000	121,320
Howard Hughes Corp/The 4.375% 2/1/2031 (b)		17,000	15,158
Taylor Morrison Communities Inc 5.125% 8/1/2030 (b)		79,000	76,747
			226,052
Retail REITs - 0.2%
Brixmor Operating Partnership LP 5.2% 4/1/2032		69,000	69,285
Brixmor Operating Partnership LP 5.75% 2/15/2035		180,000	185,656
Regency Centers LP 5.1% 1/15/2035		32,000	31,807
			286,748
Specialized REITs - 0.0%
American Tower Corp 5% 1/31/2030		3,000	3,025
Iron Mountain Inc 4.875% 9/15/2027 (b)		15,000	14,760
			17,785
TOTAL REAL ESTATE			1,760,932

Utilities - 2.8%
Electric Utilities - 1.3%
Consolidated Edison Co of New York Inc 3.35% 4/1/2030		190,000	179,194
Consolidated Edison Co of New York Inc 5.375% 5/15/2034		200,000	205,704
DPL Inc 4.125% 7/1/2025		2,000	1,987
DPL Inc 4.35% 4/15/2029		128,000	121,120
Duke Energy Carolinas LLC 3.95% 11/15/2028		170,000	167,253
Duke Energy Corp 5.45% 6/15/2034		200,000	203,863
Edison International 7.875% 6/15/2054 (d)		37,000	36,070
Edison International 8.125% 6/15/2053 (d)		10,000	9,852
Northern States Power Co/MN 2.25% 4/1/2031		265,000	230,930
NRG Energy Inc 5.75% 7/15/2029 (b)		55,000	54,305
NRG Energy Inc 6% 2/1/2033 (b)		5,000	4,943
NRG Energy Inc 6.25% 11/1/2034 (b)		10,000	10,035
Oncor Electric Delivery Co LLC 4.15% 6/1/2032		130,000	123,965
PG&E Corp 5% 7/1/2028		19,000	18,508
PG&E Corp 7.375% 3/15/2055 (d)		19,000	18,778
Wisconsin Electric Power Co 4.75% 9/30/2032		125,000	125,005
XPLR Infrastructure Operating Partners LP 4.5% 9/15/2027 (b)		2,000	1,911
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (b)		37,000	36,753
			1,550,176
Independent Power and Renewable Electricity Producers - 0.6%
AES Corp/The 1.375% 1/15/2026		140,000	135,843
AES Corp/The 2.45% 1/15/2031		527,000	451,202
AES Corp/The 6.95% 7/15/2055 (d)		33,000	31,993
Sunnova Energy Corp 5.875% 9/1/2026 (b)		45,000	33,916
TerraForm Power Operating LLC 4.75% 1/15/2030 (b)		121,000	113,808
			766,762
Multi-Utilities - 0.9%
Dominion Energy Inc 2.25% 8/15/2031		409,000	346,722
NiSource Inc 1.7% 2/15/2031		370,000	309,995
NiSource Inc 5.35% 4/1/2034		150,000	151,937
Puget Energy Inc 4.224% 3/15/2032		255,000	237,789
			1,046,443
TOTAL UTILITIES			3,363,381

TOTAL UNITED STATES			20,896,355
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd 6.875% 10/15/2027 (b)		82,000	82,205
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $30,644,190)			30,401,854

Preferred Securities - 0.2%
		Principal Amount (a)	Value ($)
SPAIN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica Europe BV 2.502% (d)(m)(p)	EUR	100,000	103,581
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.0%
Citigroup Inc 6.95% (d)(p)		10,000	10,107
JPMorgan Chase & Co 6.5% (d)(p)		10,000	10,278
Wells Fargo & Co 6.85% (d)(p)		5,000	5,236
			25,621
Capital Markets - 0.0%
Goldman Sachs Group Inc/The 6.85% (d)(p)		15,000	15,407
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (d)(p)		5,000	4,546
Ally Financial Inc 4.7% (d)(p)		43,000	41,711
Discover Financial Services 5.5% (d)(p)		5,000	4,975
			51,232
Insurance - 0.0%
Alliant Holdings LP 10.5% (d)(i)(p)		5,141	5,186
TOTAL FINANCIALS			97,446

Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Aircastle Ltd 5.25% (b)(d)(p)		15,000	15,117
Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (d)(p)		3,000	2,812
TOTAL UNITED STATES			115,375
TOTAL PREFERRED SECURITIES (Cost $211,086)			218,956

U.S. Government Agency - Mortgage Securities - 19.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 19.4%
Fannie Mae 2.5% 1/1/2052	93,388	78,718
Fannie Mae 2.5% 6/1/2052	188,815	160,570
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	14,462	12,817
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	14,616	12,913
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	15,982	14,119
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	15,409	13,613
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	15,765	13,903
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	15,787	13,922
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	16,346	14,385
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	17,121	15,067
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2036	16,687	14,684
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	17,605	15,493
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	35,444	32,188
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	44,953	38,705
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	201,987	162,709
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	591,800	474,131
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	267,290	229,676
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	72,263	65,850
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	45,150	41,143
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	51,228	41,266
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	51,344	46,659
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	43,097	36,179
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	23,566	19,856
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	43,108	36,147
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	41,986	35,429
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	166,357	140,431
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	184,286	154,357
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	43,629	38,273
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	47,762	41,898
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	42,329	37,251
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	248,872	218,160
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	96,862	84,848
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	143,079	128,240
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	63,741	55,875
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	43,090	37,604
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	44,268	39,096
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	23,797	22,144
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	180,495	168,567
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	22,540	20,974
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	94,742	87,717
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	50,010	46,672
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	41,868	38,938
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	14,587	13,574
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	21,965	20,847
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	40,187	38,107
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	95,137	91,786
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2054	353,663	348,342
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	43,217	42,729
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	92,399	92,749
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	48,493	48,676
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	564,549	565,627
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	197,427	198,051
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	89,140	91,287
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	74,547	77,600
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	83,726	85,349
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	24,117	24,584
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	48,432	49,371
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	194,775	198,491
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	305,482	315,796
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	16,595	17,131
Freddie Mac Gold Pool 1.5% 1/1/2036	14,641	12,935
Freddie Mac Gold Pool 1.5% 11/1/2035	18,547	16,438
Freddie Mac Gold Pool 1.5% 2/1/2036	15,587	13,770
Freddie Mac Gold Pool 1.5% 3/1/2036	15,134	13,370
Freddie Mac Gold Pool 1.5% 4/1/2036	16,383	14,448
Freddie Mac Gold Pool 1.5% 4/1/2041	124,062	102,754
Freddie Mac Gold Pool 1.5% 4/1/2051	111,573	84,883
Freddie Mac Gold Pool 1.5% 5/1/2036	16,919	14,889
Freddie Mac Gold Pool 1.5% 6/1/2036	16,859	14,837
Freddie Mac Gold Pool 2% 4/1/2042	250,147	214,962
Freddie Mac Gold Pool 2% 4/1/2052	50,597	40,884
Freddie Mac Gold Pool 2% 9/1/2050	90,955	73,268
Freddie Mac Gold Pool 2.5% 11/1/2050	53,782	45,820
Freddie Mac Gold Pool 2.5% 12/1/2051	86,596	72,614
Freddie Mac Gold Pool 2.5% 3/1/2050	96,840	81,748
Freddie Mac Gold Pool 2.5% 4/1/2042	119,689	104,814
Freddie Mac Gold Pool 2.5% 4/1/2047	45,437	38,484
Freddie Mac Gold Pool 2.5% 4/1/2052	204,473	173,822
Freddie Mac Gold Pool 2.5% 7/1/2036	57,407	53,586
Freddie Mac Gold Pool 2.5% 9/1/2051	29,961	25,226
Freddie Mac Gold Pool 3% 1/1/2052	33,789	29,619
Freddie Mac Gold Pool 3% 10/1/2049	12,786	11,292
Freddie Mac Gold Pool 3% 3/1/2050	23,132	20,393
Freddie Mac Gold Pool 3% 3/1/2052	19,721	17,281
Freddie Mac Gold Pool 3% 4/1/2050	23,161	20,419
Freddie Mac Gold Pool 3% 5/1/2035	72,460	69,305
Freddie Mac Gold Pool 3% 5/1/2051	43,904	38,554
Freddie Mac Gold Pool 3% 6/1/2052	56,187	49,236
Freddie Mac Gold Pool 3.5% 11/1/2047	10,176	9,469
Freddie Mac Gold Pool 3.5% 2/1/2043	21,630	20,227
Freddie Mac Gold Pool 3.5% 7/1/2042	13,131	12,281
Freddie Mac Gold Pool 3.5% 7/1/2047	12,042	11,213
Freddie Mac Gold Pool 3.5% 7/1/2052	49,996	45,398
Freddie Mac Gold Pool 3.5% 8/1/2047	18,173	16,922
Freddie Mac Gold Pool 3.5% 9/1/2042	31,048	29,022
Freddie Mac Gold Pool 3.5% 9/1/2042	16,796	15,693
Freddie Mac Gold Pool 4% 10/1/2052	38,143	36,240
Freddie Mac Gold Pool 4% 2/1/2053	143,595	136,162
Freddie Mac Gold Pool 4.5% 11/1/2052	87,932	84,834
Freddie Mac Gold Pool 5% 12/1/2052	42,088	41,915
Freddie Mac Gold Pool 5.5% 1/1/2055	60,357	61,415
Freddie Mac Gold Pool 6% 4/1/2054	92,311	95,254
Ginnie Mae I Pool 3.5% 10/20/2054	49,624	45,539
Ginnie Mae I Pool 4% 10/20/2052	91,616	86,614
Ginnie Mae I Pool 4.5% 4/20/2053	92,063	89,221
Ginnie Mae I Pool 5% 10/20/2054	224,520	221,816
Ginnie Mae II Pool 2% 1/20/2051	239,440	196,705
Ginnie Mae II Pool 2% 10/20/2050	188,800	155,206
Ginnie Mae II Pool 2% 11/20/2050	46,941	38,589
Ginnie Mae II Pool 2% 12/20/2050	92,398	75,929
Ginnie Mae II Pool 2% 2/20/2051	20,000	16,441
Ginnie Mae II Pool 2% 2/20/2052	523,808	430,523
Ginnie Mae II Pool 2% 3/1/2055 (o)	775,000	636,461
Ginnie Mae II Pool 2% 3/20/2052	74,993	61,637
Ginnie Mae II Pool 2% 4/1/2055 (o)	600,000	492,885
Ginnie Mae II Pool 2.5% 3/1/2055 (o)	250,000	214,257
Ginnie Mae II Pool 2.5% 5/20/2052	379,508	325,609
Ginnie Mae II Pool 2.5% 8/20/2051	284,502	243,962
Ginnie Mae II Pool 3% 3/1/2055 (o)	700,000	623,085
Ginnie Mae II Pool 3% 4/1/2055 (o)	300,000	266,978
Ginnie Mae II Pool 3.5% 3/1/2055 (o)	300,000	275,272
Ginnie Mae II Pool 3.5% 4/1/2055 (o)	200,000	183,397
Ginnie Mae II Pool 4% 12/20/2054	149,399	140,868
Ginnie Mae II Pool 5% 12/20/2054	24,892	24,585
Ginnie Mae II Pool 5.5% 3/1/2055 (o)	50,000	50,140
Ginnie Mae II Pool 5.5% 4/1/2055 (o)	25,000	25,046
Ginnie Mae II Pool 6% 1/20/2055	49,857	50,619
Ginnie Mae II Pool 6% 3/1/2055 (o)	1,550,000	1,571,041
Ginnie Mae II Pool 6% 4/1/2055 (o)	1,000,000	1,012,481
Ginnie Mae II Pool 6.5% 3/1/2055 (o)	200,000	203,971
Uniform Mortgage Backed Securities 2% 3/1/2040 (o)	350,000	315,957
Uniform Mortgage Backed Securities 2% 3/1/2055 (o)	3,550,000	2,839,168
Uniform Mortgage Backed Securities 2% 4/1/2055 (o)	2,950,000	2,360,922
Uniform Mortgage Backed Securities 2.5% 3/1/2055 (o)	775,000	647,973
Uniform Mortgage Backed Securities 3% 3/1/2055 (o)	600,000	522,961
Uniform Mortgage Backed Securities 4% 3/1/2055 (o)	100,000	93,766
Uniform Mortgage Backed Securities 5.5% 3/1/2055 (o)	75,000	75,093
Uniform Mortgage Backed Securities 6% 3/1/2055 (o)	675,000	685,916
Uniform Mortgage Backed Securities 6.5% 3/1/2055 (o)	325,000	334,775
TOTAL UNITED STATES		23,042,388
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $22,708,478)		23,042,388

U.S. Treasury Obligations - 48.1%
	Yield (%) (q)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.25% 2/15/2052	2.81	2,410,000	1,548,613
US Treasury Bonds 2.25% 5/15/2041 (r)	3.80 to 4.58	133,000	99,241
US Treasury Bonds 3.25% 5/15/2042	3.24	100,000	85,172
US Treasury Bonds 3.375% 8/15/2042	3.49 to 4.28	600,000	518,766
US Treasury Bonds 3.625% 2/15/2053	3.63 to 3.76	182,000	155,980
US Treasury Bonds 3.625% 5/15/2053	3.90	110,000	94,334
US Treasury Bonds 4% 11/15/2042	3.84	225,000	211,544
US Treasury Bonds 4.125% 8/15/2053	4.18 to 4.77	570,000	534,531
US Treasury Bonds 4.25% 2/15/2054	4.35 to 4.78	3,810,000	3,654,772
US Treasury Bonds 4.25% 8/15/2054	4.34 to 4.66	2,214,500	2,127,996
US Treasury Bonds 4.5% 11/15/2054	4.55 to 4.78	2,314,000	2,320,147
US Treasury Bonds 4.5% 2/15/2044	4.62	85,000	84,720
US Treasury Bonds 4.625% 11/15/2044	4.94	155,000	156,695
US Treasury Bonds 4.625% 2/15/2055	4.54	643,000	658,171
US Treasury Bonds 4.625% 5/15/2054	4.44 to 4.65	1,280,000	1,307,250
US Treasury Notes 3.625% 8/31/2029	3.41 to 3.50	1,600,000	1,575,250
US Treasury Notes 3.625% 9/30/2031	3.60 to 4.10	3,914,000	3,808,658
US Treasury Notes 3.75% 12/31/2028	4.03	600,000	594,633
US Treasury Notes 3.75% 12/31/2030	4.08	35,000	34,431
US Treasury Notes 3.75% 8/31/2031	3.60 to 3.65	2,010,000	1,970,742
US Treasury Notes 3.875% 12/31/2027	3.70 to 3.96	700,000	698,161
US Treasury Notes 3.875% 8/15/2034	4.07 to 4.27	4,264,000	4,157,547
US Treasury Notes 4% 1/31/2029	3.99 to 4.25	1,350,000	1,349,895
US Treasury Notes 4% 2/15/2034	3.83 to 4.74	1,488,000	1,467,714
US Treasury Notes 4% 7/31/2029	3.65 to 3.83	2,080,000	2,078,899
US Treasury Notes 4.125% 10/31/2031	4.23 to 4.39	1,370,000	1,372,141
US Treasury Notes 4.125% 11/30/2029	4.08	500,000	502,578
US Treasury Notes 4.125% 11/30/2031	4.13 to 4.56	3,100,000	3,104,480
US Treasury Notes 4.125% 7/31/2031	3.67 to 3.90	4,433,000	4,441,634
US Treasury Notes 4.25% 1/31/2030	4.32 to 4.39	550,000	555,758
US Treasury Notes 4.25% 11/15/2034	4.22 to 4.44	230,000	230,898
US Treasury Notes 4.25% 6/30/2029	4.10 to 4.35	1,130,000	1,140,613
US Treasury Notes 4.25% 6/30/2031	4.09 to 4.25	3,320,000	3,350,088
US Treasury Notes 4.375% 1/31/2032	4.46 to 4.56	924,000	939,159
US Treasury Notes 4.375% 11/30/2028	3.88	800,000	810,344
US Treasury Notes 4.375% 5/15/2034	3.80 to 4.55	890,000	902,585
US Treasury Notes 4.5% 11/15/2033	3.90 to 4.22	835,000	854,929
US Treasury Notes 4.5% 12/31/2031	4.42 to 4.71	3,900,000	3,992,626
US Treasury Notes 4.625% 4/30/2029	4.72	15,000	15,352
US Treasury Notes 4.625% 5/31/2031	4.21 to 4.44	680,000	700,134
US Treasury Notes 4.625% 9/30/2028	4.64 to 4.81	1,100,000	1,122,902
US Treasury Notes 4.75% 2/15/2045	4.69	30,000	30,909
US Treasury Notes 4.875% 10/31/2028	4.43 to 4.81	1,600,000	1,647,250
TOTAL U.S. TREASURY OBLIGATIONS (Cost $57,603,233)			57,008,242

Money Market Funds - 10.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (s) (Cost $12,161,074)	4.35	12,158,642	12,161,074

TOTAL INVESTMENT IN SECURITIES - 111.6% (Cost $132,746,372)	132,278,033
NET OTHER ASSETS (LIABILITIES) - (11.6)%	(13,786,879)
NET ASSETS - 100.0%	118,491,154

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 3/1/2055	(600,000)	(492,744)
Ginnie Mae II Pool 3% 3/1/2055	(300,000)	(267,036)
Ginnie Mae II Pool 3.5% 3/1/2055	(200,000)	(183,515)
Ginnie Mae II Pool 5.5% 3/1/2055	(25,000)	(25,070)
Ginnie Mae II Pool 6% 3/1/2055	(1,000,000)	(1,013,575)
Uniform Mortgage Backed Securities 2% 3/1/2055	(2,950,000)	(2,359,309)
Uniform Mortgage Backed Securities 2.5% 3/1/2055	(225,000)	(188,121)
Uniform Mortgage Backed Securities 4% 3/1/2055	(75,000)	(70,324)
Uniform Mortgage Backed Securities 5.5% 3/1/2055	(75,000)	(75,094)
Uniform Mortgage Backed Securities 6.5% 3/1/2055	(100,000)	(103,008)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(4,777,796)

TOTAL TBA SALE COMMITMENTS (Proceeds $4,726,650)		(4,777,796)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2 Year US Treasury Notes Contracts (United States)	5	Jun 2025	1,034,844	4,929	4,929
CBOT 5 Year US Treasury Notes Contracts (United States)	12	Jun 2025	1,295,250	18,587	18,587
CBOT US Treasury Long Term Note Contracts (United States)	2	Jun 2025	236,188	7,277	7,277
CBOT Ultra 10 Year US Treasury Note Contracts (United States)	2	Jun 2025	228,500	5,672	5,672

TOTAL PURCHASED					36,465

Sold

Interest Rate Contracts
Eurex Euro-Bobl Contracts (Germany)	11	Mar 2025	1,345,339	4,160	4,160
Eurex Euro-Bund Contracts (Germany)	3	Mar 2025	414,494	5,728	5,728

TOTAL SOLD					9,888

TOTAL FUTURES CONTRACTS					46,353
The notional amount of futures purchased as a percentage of Net Assets is 2.4%
The notional amount of futures sold as a percentage of Net Assets is 1.4%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

CAD	36,000	USD	25,010	Citibank NA	4/10/25	(84)
EUR	5,000	USD	5,167	BNP Paribas SA	4/10/25	30
EUR	111,000	USD	115,086	Brown Brothers Harriman & Co	4/10/25	286
EUR	123,000	USD	128,565	JPMorgan Chase Bank NA	4/10/25	(720)
GBP	104,000	USD	128,473	Royal Bank of Canada	4/10/25	2,337
USD	86,506	AUD	136,000	State Street Bank & Trust Co	4/10/25	2,094
USD	24,062	CAD	34,694	Citibank NA	3/03/25	82
USD	333,714	CAD	474,000	Bank of America NA	4/10/25	5,524
USD	15,632	EUR	15,000	Bank of America NA	4/10/25	41
USD	29,155	EUR	28,000	Bank of America NA	4/10/25	52
USD	102,149	EUR	97,000	Brown Brothers Harriman & Co	4/10/25	1,329
USD	562,219	EUR	538,000	Brown Brothers Harriman & Co	4/10/25	3,028
USD	4,672,474	EUR	4,476,000	Citibank NA	4/10/25	20,171
USD	94,902	EUR	91,000	JPMorgan Chase Bank NA	4/10/25	318
USD	79,744	EUR	76,000	JPMorgan Chase Bank NA	4/10/25	751
USD	209,872	EUR	200,000	State Street Bank & Trust Co	4/10/25	1,994
USD	890,832	GBP	712,000	BNP Paribas SA	4/10/25	(4,712)
USD	50,062	GBP	40,000	JPMorgan Chase Bank NA	4/10/25	(249)
USD	83,385	GBP	66,000	State Street Bank & Trust Co	4/10/25	371

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						32,643
Unrealized Appreciation						38,408
Unrealized Depreciation						(5,765)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,809,904 or 14.2% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(f)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(g)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $7,133 and $6,962, respectively.

(h)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $6,980 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(i)	Level 3 security
(j)	Non-income producing
(k)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(l)	Principal Only Strips represent the right to receive the monthly principal payments.
(m)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $6,137,648 or 5.2% of net assets.

(n)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(o)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(p)	Security is perpetual in nature with no stated maturity date.
(q)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(r)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $67,902.
(s)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
New Fortress Energy Inc	2025-05-22

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	8,628,666	27,548,514	24,016,106	189,680	-	-	12,161,074	12,158,642	0.0%
Total	8,628,666	27,548,514	24,016,106	189,680	-	-	12,161,074	12,158,642

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	7,337,508	-	7,337,508	-

Bank Loan Obligations
Communication Services	9,527	-	9,527	-
Consumer Discretionary	187,573	-	187,573	-
Consumer Staples	4,990	-	4,990	-
Energy	27,750	-	27,750	-
Financials	19,770	-	19,770	-
Health Care	16,326	-	16,326	-
Industrials	73,128	-	73,128	-
Information Technology	92,987	-	92,987	-
Materials	32,895	-	32,895	-
Utilities	47,051	-	47,051	-

Commercial Mortgage Securities	564,572	-	564,572	-

Common Stocks
Energy	6,980	6,980	-	-
Health Care	3,470	-	-	3,470

Convertible Corporate Bonds
Communication Services	41,038	-	41,038	-
Information Technology	53,226	-	53,226	-
Real Estate	31,553	-	31,553	-
Utilities	12,571	-	12,571	-

Foreign Government and Government Agency Obligations	882,604	-	882,604	-

Non-Convertible Corporate Bonds
Communication Services	2,754,071	-	2,754,071	-
Consumer Discretionary	2,088,628	-	2,088,628	-
Consumer Staples	1,142,891	-	1,142,891	-
Energy	847,540	-	847,540	-
Financials	9,691,520	-	9,691,520	-
Health Care	2,007,196	-	2,007,196	-
Industrials	1,708,595	-	1,708,595	-
Information Technology	1,642,860	-	1,633,111	9,749
Materials	1,450,075	-	1,450,075	-
Real Estate	2,180,275	-	2,180,275	-
Utilities	4,888,203	-	4,888,203	-

Preferred Securities
Communication Services	103,581	-	103,581	-
Financials	97,446	-	92,260	5,186
Industrials	15,117	-	15,117	-
Utilities	2,812	-	2,812	-

U.S. Government Agency - Mortgage Securities	23,042,388	-	23,042,388	-

U.S. Treasury Obligations	57,008,242	-	57,008,242	-

Money Market Funds	12,161,074	12,161,074	-	-
Total Investments in Securities:	132,278,033	12,168,054	120,091,574	18,405
Derivative Instruments:

Assets
Futures Contracts	46,353	46,353	-	-
Forward Foreign Currency Contracts	38,408	-	38,408	-
Total Assets	84,761	46,353	38,408	-

Liabilities
Forward Foreign Currency Contracts	(5,765)	-	(5,765)	-
Total Liabilities	(5,765)	-	(5,765)	-
Total Derivative Instruments:	78,996	46,353	32,643	-
Other Financial Instruments:

TBA Sale Commitments	(4,777,796)	-	(4,777,796)	-
Total Other Financial Instruments:	(4,777,796)	-	(4,777,796)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	38,408	(5,765)
Total Foreign Exchange Risk	38,408	(5,765)
Interest Rate Risk
Futures Contracts (b)	46,353	0
Total Interest Rate Risk	46,353	0
Total Value of Derivatives	84,761	(5,765)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $120,585,298)	$120,116,959
Fidelity Central Funds (cost $12,161,074)	12,161,074

Total Investment in Securities (cost $132,746,372)		$132,278,033
Cash		4,085
Foreign currency held at value (cost $150,040)		149,699
Receivable for investments sold		116,586
Receivable for TBA sale commitments		4,726,650
Unrealized appreciation on forward foreign currency contracts		38,408
Receivable for fund shares sold		256,263
Interest receivable		888,733
Distributions receivable from Fidelity Central Funds		38,422
Receivable for daily variation margin on futures contracts		1,931
Prepaid expenses		40
Receivable from investment adviser for expense reductions		11,412
Total assets		138,510,262
Liabilities
Payable for investments purchased
Regular delivery	$1,465,322
Delayed delivery	13,263,291
TBA sale commitments, at value	4,777,796
Unrealized depreciation on forward foreign currency contracts	5,765
Payable for fund shares redeemed	390,350
Distributions payable	10,310
Accrued management fee	26,987
Other payables and accrued expenses	79,287
Total liabilities		20,019,108
Net Assets		$118,491,154
Net Assets consist of:
Paid in capital		$119,177,186
Total accumulated earnings (loss)		(686,032)
Net Assets		$118,491,154
Net Asset Value, offering price and redemption price per share ($118,491,154 ÷ 12,757,314 shares)		$9.29
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Dividends		$2,733
Interest		2,151,111
Income from Fidelity Central Funds		189,680
Total income		2,343,524
Expenses
Management fee	$142,165
Custodian fees and expenses	8,401
Independent trustees' fees and expenses	127
Registration fees	13,265
Audit fees	69,439
Legal	1,209
Miscellaneous	159
Total expenses before reductions	234,765
Expense reductions	(56,717)
Total expenses after reductions		178,048
Net Investment income (loss)		2,165,476
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	34,231
Forward foreign currency contracts	202,192
Foreign currency transactions	(2,995)
Futures contracts	(58,532)
Swaps	5,874
Total net realized gain (loss)		180,770
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(1,079,879)
Forward foreign currency contracts	41,178
Assets and liabilities in foreign currencies	(2,478)
Futures contracts	50,893
Swaps	(1,097)
TBA Sale commitments	7,631
Total change in net unrealized appreciation (depreciation)		(983,752)
Net gain (loss)		(802,982)
Net increase (decrease) in net assets resulting from operations		$1,362,494
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,165,476	$2,549,329
Net realized gain (loss)	180,770	(350,551)
Change in net unrealized appreciation (depreciation)	(983,752)	2,483,061
Net increase (decrease) in net assets resulting from operations	1,362,494	4,681,839
Distributions to shareholders	(2,072,420)	(2,219,354)

Share transactions
Proceeds from sales of shares	47,918,312	82,544,124
Reinvestment of distributions	2,002,990	2,127,097
Cost of shares redeemed	(14,104,649)	(37,511,107)

Net increase (decrease) in net assets resulting from share transactions	35,816,653	47,160,114
Total increase (decrease) in net assets	35,106,727	49,622,599

Net Assets
Beginning of period	83,384,427	33,761,828
End of period	$118,491,154	$83,384,427

Other Information
Shares
Sold	5,183,869	9,060,507
Issued in reinvestment of distributions	216,991	233,002
Redeemed	(1,521,407)	(4,127,153)
Net increase (decrease)	3,879,453	5,166,356

Financial Highlights
Fidelity® SAI Sustainable Core Plus Bond Fund

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.39	$9.10	$9.50	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.198	.409	.374	.107
Net realized and unrealized gain (loss)	(.109)	.238	(.412)	(.519)
Total from investment operations	.089	.647	(.038)	(.412)
Distributions from net investment income	(.189)	(.357)	(.362)	(.088)
Total distributions	(.189)	(.357)	(.362)	(.088)
Net asset value, end of period	$9.29	$9.39	$9.10	$9.50
Total Return D,E	.98%	7.31%	(.37)%	(4.13)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.47% H	.62%	.96%	.94% H,I
Expenses net of fee waivers, if any	.36 % H	.36%	.36%	.36% H
Expenses net of all reductions	.36% H	.35%	.35%	.36% H
Net investment income (loss)	4.34% H	4.50%	4.06%	2.85% H
Supplemental Data
Net assets, end of period (000 omitted)	$118,491	$83,384	$33,762	$24,303
Portfolio turnover rate J	215 % H	364%	274%	124% K

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2025

1. Organization.
Fidelity SAI Sustainable Core Plus Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities and  U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, swaps, passive foreign investment companies (PFIC), contingent interest, partnerships, certain conversion ratios adjustments, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,533,709
Gross unrealized depreciation	(1,557,836)
Net unrealized appreciation (depreciation)	$(24,127)
Tax cost	$132,330,009

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(735,821)
Long-term	(194,446)
Total capital loss carryforward	$(930,267)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity SAI Sustainable Core Plus Bond Fund
Credit Risk
Swaps	5,874	(1,097)
Total Credit Risk	5,874	(1,097)
Foreign Exchange Risk
Forward Foreign Currency Contracts	202,192	41,178
Total Foreign Exchange Risk	202,192	41,178
Interest Rate Risk
Futures Contracts	(58,532)	50,893
Total Interest Rate Risk	(58,532)	50,893
Totals	149,534	90,974

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period, unless an average contract value is presented in the table below.

Average Contracts Amount ($)
Fidelity SAI Sustainable Core Plus Bond Fund	6,037,483

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Sustainable Core Plus Bond Fund	72,139,445	61,650,055
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .282% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI Sustainable Core Plus Bond Fund	-	3,012	1,819
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Sustainable Core Plus Bond Fund	57
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .36% of average net assets. This reimbursement will remain in place through December 31, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $55,083.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,634.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Sustainable Core Plus Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with a fixed management fee rate (the management fee). In its review of the fund's management fee and total expense ratio, the Board considered a pro forma management fee rate as if the new management fee structure had been in effect for the 12-month period ended December 31, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.36% through December 31, 2025.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9904894.102
SSU-SANN-0425
Fidelity® Corporate Bond Fund

Semi-Annual Report
February 28, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Corporate Bond Fund
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 0.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.6%
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (b)	1,215,000	1,236,003
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (b)	1,135,155	1,186,691
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (b)	2,177,543	2,224,330
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (b)	1,294,755	1,338,119
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (b)	1,779,540	1,808,363
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (b)	1,855,350	1,846,706
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (b)	2,892,750	2,900,366
TOTAL UNITED STATES		12,540,578
TOTAL ASSET-BACKED SECURITIES (Cost $12,331,648)		12,540,578

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Regions Bank/Birmingham AL 6.45% 6/26/2037 (Cost $1,043,142)	985,000	1,039,123

Commercial Mortgage Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.9043% 12/15/2039 (b)(c)(d) (Cost $409,981)	411,000	413,571

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
MEXICO - 0.1%
United Mexican States 4.5% 4/22/2029 (Cost $2,033,196)	1,886,000	1,828,251

Municipal Securities - 0.0%
	Principal Amount (a)	Value ($)
California - 0.0%
General Obligations - 0.0%
State of California 7.625% 3/1/2040	115,000	138,168
Ohio - 0.0%
Electric Utilities - 0.0%
American Mun Pwr Rev 8.084% 2/15/2050	525,000	685,719
TOTAL MUNICIPAL SECURITIES (Cost $922,239)		823,887

Non-Convertible Corporate Bonds - 89.8%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.7%
Financials - 0.7%
Banks - 0.7%
Commonwealth Bank of Australia 3.784% 3/14/2032 (b)	9,980,000	9,132,887
Westpac Banking Corp 5.405% 8/10/2033 (d)	6,036,000	6,047,798

TOTAL AUSTRALIA		15,180,685
BELGIUM - 0.8%
Financials - 0.8%
Banks - 0.8%
KBC Group NV 4.932% 10/16/2030 (b)(d)	7,617,000	7,612,742
KBC Group NV 5.796% 1/19/2029 (b)(d)	3,826,000	3,932,750
KBC Group NV 6.324% 9/21/2034 (b)(d)	4,700,000	5,020,951

TOTAL BELGIUM		16,566,443
BRAZIL - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Vale Overseas Ltd 6.4% 6/28/2054	6,520,000	6,538,908
CANADA - 3.2%
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
Rogers Communications Inc 3.8% 3/15/2032	4,507,000	4,109,720
Rogers Communications Inc 4.55% 3/15/2052	4,154,000	3,380,019
		7,489,739
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc 2.95% 1/25/2030 (b)	3,630,000	3,325,063
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Canadian Natural Resources Ltd 2.95% 7/15/2030	5,193,000	4,686,768
Canadian Natural Resources Ltd 5.4% 12/15/2034 (b)	7,000,000	6,964,583
Canadian Natural Resources Ltd 5.85% 2/1/2035	180,000	183,583
Canadian Natural Resources Ltd 6.25% 3/15/2038	1,474,000	1,547,272
Cenovus Energy Inc 2.65% 1/15/2032	465,000	394,284
Cenovus Energy Inc 3.75% 2/15/2052	1,441,000	1,014,970
Cenovus Energy Inc 5.25% 6/15/2037	376,000	362,435
Cenovus Energy Inc 5.4% 6/15/2047	899,000	819,517
Cenovus Energy Inc 6.75% 11/15/2039	262,000	288,172
Enbridge Inc 6.7% 11/15/2053	1,300,000	1,439,420
Enbridge Inc 7.2% 6/27/2054 (d)	2,600,000	2,676,942
TransCanada PipeLines Ltd 4.25% 5/15/2028	3,697,000	3,647,115
		24,025,061
Financials - 0.9%
Banks - 0.0%
Royal Bank of Canada 4.65% 1/27/2026	400,000	399,776
Insurance - 0.9%
Empower Finance 2020 LP 3.075% 9/17/2051 (b)	2,134,000	1,398,053
Fairfax Financial Holdings Ltd 3.375% 3/3/2031	2,081,000	1,893,561
Fairfax Financial Holdings Ltd 5.625% 8/16/2032	6,705,000	6,887,459
Fairfax Financial Holdings Ltd 6.1% 3/15/2055 (b)	2,500,000	2,521,388
Intact Financial Corp 5.459% 9/22/2032 (b)	4,464,000	4,543,009
		17,243,470
Utilities - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
Emera US Finance LP 2.639% 6/15/2031	4,782,000	4,152,861
Emera US Finance LP 3.55% 6/15/2026	5,527,000	5,441,568
Emera US Finance LP 4.75% 6/15/2046	3,302,000	2,822,908
		12,417,337
TOTAL CANADA		64,900,446
FRANCE - 1.3%
Financials - 1.3%
Banks - 1.3%
BNP Paribas SA 1.323% 1/13/2027 (b)(d)	2,450,000	2,381,492
BNP Paribas SA 1.904% 9/30/2028 (b)(d)	4,433,000	4,122,021
BNP Paribas SA 2.159% 9/15/2029 (b)(d)	2,375,000	2,167,686
BNP Paribas SA 2.591% 1/20/2028 (b)(d)	1,660,000	1,595,820
BPCE SA 2.277% 1/20/2032 (b)(d)	4,556,000	3,855,364
BPCE SA 3.116% 10/19/2032 (b)(d)	3,697,000	3,170,923
Credit Agricole SA 2.811% 1/11/2041 (b)	1,350,000	945,842
Societe Generale SA 4.25% 4/14/2025 (b)	1,018,000	1,017,104
Societe Generale SA 4.75% 11/24/2025 (b)	2,438,000	2,434,949
Societe Generale SA 6.446% 1/10/2029 (b)(d)	4,150,000	4,307,391

TOTAL FRANCE		25,998,592
GERMANY - 2.0%
Consumer Discretionary - 0.4%
Automobiles - 0.4%
Volkswagen Group of America Finance LLC 1.625% 11/24/2027 (b)	4,527,000	4,134,850
Volkswagen Group of America Finance LLC 4.75% 11/13/2028 (b)	3,045,000	3,017,625
		7,152,475
Financials - 0.5%
Capital Markets - 0.3%
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (d)	4,762,000	4,674,098
Deutsche Bank AG/New York NY 3.035% 5/28/2032 (d)	2,440,000	2,146,049
		6,820,147
Insurance - 0.2%
Allianz SE 5.6% 9/3/2054 (b)(d)	4,000,000	3,982,409
Health Care - 1.1%
Pharmaceuticals - 1.1%
Bayer US Finance II LLC 4.25% 12/15/2025 (b)	5,031,000	5,005,273
Bayer US Finance II LLC 4.875% 6/25/2048 (b)	3,224,000	2,599,684
Bayer US Finance LLC 6.25% 1/21/2029 (b)	3,210,000	3,315,885
Bayer US Finance LLC 6.875% 11/21/2053 (b)	11,310,000	11,801,157
		22,721,999
TOTAL GERMANY		40,677,030
HONG KONG - 0.1%
Financials - 0.1%
Insurance - 0.1%
AIA Group Ltd 3.2% 9/16/2040 (b)	658,000	510,669
AIA Group Ltd 3.6% 4/9/2029 (b)	1,320,000	1,280,554

TOTAL HONG KONG		1,791,223
IRELAND - 3.2%
Financials - 1.9%
Banks - 0.6%
AIB Group PLC 5.871% 3/28/2035 (b)(d)	4,100,000	4,212,075
AIB Group PLC 7.583% 10/14/2026 (b)(d)	3,792,000	3,856,407
Bank of Ireland Group PLC 5.601% 3/20/2030 (b)(d)	3,123,000	3,192,757
		11,261,239
Consumer Finance - 1.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	2,343,000	2,284,425
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	3,344,000	3,224,564
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	2,623,000	2,463,533
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	788,000	700,406
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033	1,630,000	1,416,861
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041	2,664,000	2,147,288
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.95% 9/10/2034	4,180,000	4,061,585
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.15% 9/30/2030	8,600,000	9,091,025
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	1,131,000	1,167,256
		26,556,943
Industrials - 0.9%
Transportation Infrastructure - 0.9%
Avolon Holdings Funding Ltd 2.528% 11/18/2027 (b)	5,125,000	4,797,088
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (b)	529,000	525,645
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (b)	380,000	377,997
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (b)	5,000,000	4,962,075
Avolon Holdings Funding Ltd 5.5% 1/15/2026 (b)	679,000	682,155
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (b)	5,000,000	5,103,915
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (b)	1,538,000	1,593,858
		18,042,733
Materials - 0.4%
Containers & Packaging - 0.4%
Smurfit Kappa Treasury ULC 5.438% 4/3/2034 (b)	5,100,000	5,190,385
Smurfit Westrock Financing DAC 5.418% 1/15/2035 (b)	3,740,000	3,796,218
		8,986,603
TOTAL IRELAND		64,847,518
ITALY - 0.8%
Financials - 0.6%
Banks - 0.6%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (b)	7,182,000	7,205,342
UniCredit SpA 1.982% 6/3/2027 (b)(d)	3,735,000	3,605,924
		10,811,266
Utilities - 0.2%
Electric Utilities - 0.2%
Enel Finance International NV 5.5% 6/26/2034 (b)	4,401,000	4,450,218
TOTAL ITALY		15,261,484
JAPAN - 0.3%
Financials - 0.3%
Banks - 0.3%
Mizuho Financial Group Inc 2.564% 9/13/2031	6,414,000	5,510,745
MEXICO - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Petroleos Mexicanos 4.5% 1/23/2026	2,641,000	2,581,789
Petroleos Mexicanos 6.49% 1/23/2027	374,000	366,801
Petroleos Mexicanos 6.5% 3/13/2027	3,234,000	3,168,026

TOTAL MEXICO		6,116,616
NETHERLANDS - 1.1%
Consumer Staples - 0.3%
Food Products - 0.3%
JDE Peet's NV 2.25% 9/24/2031 (b)	1,612,000	1,348,096
Viterra Finance BV 4.9% 4/21/2027 (b)	5,018,000	5,006,029
		6,354,125
Financials - 0.8%
Banks - 0.8%
ABN AMRO Bank NV 5.515% 12/3/2035 (b)(d)	10,000,000	10,066,223
Cooperatieve Rabobank UA 3.649% 4/6/2028 (b)(d)	4,207,000	4,118,351
Cooperatieve Rabobank UA 3.75% 7/21/2026	2,548,000	2,512,254
		16,696,828
TOTAL NETHERLANDS		23,050,953
SOUTH AFRICA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Anglo American Capital PLC 3.875% 3/16/2029 (b)	3,773,000	3,621,929
SPAIN - 0.9%
Financials - 0.7%
Banks - 0.7%
Banco Santander SA 2.749% 12/3/2030	6,600,000	5,764,155
CaixaBank SA 5.673% 3/15/2030 (b)(d)	4,350,000	4,459,074
CaixaBank SA 6.037% 6/15/2035 (b)(d)	4,550,000	4,728,055
		14,951,284
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (b)	3,773,000	3,558,712
TOTAL SPAIN		18,509,996
SWITZERLAND - 0.9%
Financials - 0.9%
Capital Markets - 0.9%
UBS Group AG 3.091% 5/14/2032 (b)(d)	3,207,000	2,866,101
UBS Group AG 3.126% 8/13/2030 (b)(d)	3,246,000	3,018,488
UBS Group AG 4.194% 4/1/2031 (b)(d)	3,632,000	3,501,663
UBS Group AG 4.55% 4/17/2026	1,838,000	1,839,171
UBS Group AG 6.537% 8/12/2033 (b)(d)	4,339,000	4,680,071
UBS Group AG 9.016% 11/15/2033 (b)(d)	1,264,000	1,559,625

TOTAL SWITZERLAND		17,465,119
UNITED KINGDOM - 3.6%
Consumer Staples - 1.0%
Tobacco - 1.0%
BAT Capital Corp 2.259% 3/25/2028	4,358,000	4,061,519
BAT Capital Corp 2.726% 3/25/2031	5,810,000	5,137,284
BAT Capital Corp 4.7% 4/2/2027	759,000	760,101
BAT Capital Corp 5.834% 2/20/2031	1,415,000	1,474,549
BAT Capital Corp 7.75% 10/19/2032	3,622,000	4,174,010
BAT International Finance PLC 4.448% 3/16/2028	2,886,000	2,867,619
Imperial Brands Finance PLC 6.125% 7/27/2027 (b)	725,000	747,559
Reynolds American Inc 5.7% 8/15/2035	103,000	104,680
		19,327,321
Financials - 2.4%
Banks - 2.4%
Barclays PLC 3.811% 3/10/2042 (d)	4,527,000	3,618,639
Barclays PLC 5.088% 6/20/2030 (d)	4,072,000	4,030,180
Barclays PLC 5.367% 2/25/2031 (d)	3,884,000	3,929,201
Barclays PLC 5.785% 2/25/2036 (d)	5,000,000	5,079,664
Barclays PLC 7.437% 11/2/2033 (d)	1,000,000	1,122,758
HSBC Holdings PLC 2.357% 8/18/2031 (d)	9,356,000	8,127,160
HSBC Holdings PLC 2.848% 6/4/2031 (d)	3,697,000	3,316,484
HSBC Holdings PLC 4.041% 3/13/2028 (d)	2,266,000	2,234,672
HSBC Holdings PLC 4.95% 3/31/2030	200,000	200,752
Lloyds Banking Group PLC 4.375% 3/22/2028	2,617,000	2,587,925
Lloyds Banking Group PLC 4.976% 8/11/2033 (d)	3,773,000	3,719,733
Lloyds Banking Group PLC 7.953% 11/15/2033 (d)	3,754,000	4,301,668
Standard Chartered PLC 5.005% 10/15/2030 (b)(d)	3,605,000	3,604,886
Standard Chartered PLC 5.545% 1/21/2029 (b)(d)	3,263,000	3,320,799
		49,194,521
Industrials - 0.2%
Aerospace & Defense - 0.2%
BAE Systems PLC 3.4% 4/15/2030 (b)	326,000	305,505
BAE Systems PLC 5.25% 3/26/2031 (b)	363,000	370,500
BAE Systems PLC 5.3% 3/26/2034 (b)	2,500,000	2,538,772
BAE Systems PLC 5.5% 3/26/2054 (b)	893,000	896,478
		4,111,255
Passenger Airlines - 0.0%
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/2036 (b)	743,988	672,770
TOTAL UNITED KINGDOM		73,305,867
UNITED STATES - 70.1%
Communication Services - 4.8%
Diversified Telecommunication Services - 1.7%
AT&T Inc 2.25% 2/1/2032	4,905,000	4,135,772
AT&T Inc 3.55% 9/15/2055	2,075,000	1,438,880
AT&T Inc 3.65% 9/15/2059	1,452,000	1,002,836
AT&T Inc 3.8% 12/1/2057	6,174,000	4,434,081
AT&T Inc 4.3% 2/15/2030	1,886,000	1,850,758
AT&T Inc 4.5% 5/15/2035	1,446,000	1,366,708
Verizon Communications Inc 2.355% 3/15/2032	5,282,000	4,476,165
Verizon Communications Inc 2.55% 3/21/2031	5,600,000	4,926,558
Verizon Communications Inc 3% 11/20/2060	3,160,000	1,922,606
Verizon Communications Inc 3.15% 3/22/2030	272,000	253,344
Verizon Communications Inc 3.7% 3/22/2061	4,527,000	3,214,797
Verizon Communications Inc 4.4% 11/1/2034	4,919,000	4,670,809
Verizon Communications Inc 4.5% 8/10/2033	395,000	380,778
Verizon Communications Inc 4.78% 2/15/2035 (b)	863,000	842,685
		34,916,777
Entertainment - 0.2%
Walt Disney Co/The 6.65% 11/15/2037	3,552,000	4,044,575
Media - 2.4%
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (b)	4,980,000	4,556,994
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051	2,754,000	1,782,281
Charter Communications Operating LLC / Charter Communications Operating Capital 3.85% 4/1/2061	3,207,000	1,996,143
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053	4,995,000	4,141,315
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	2,622,000	2,214,218
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	1,396,000	1,150,546
Comcast Corp 2.937% 11/1/2056	977,000	588,287
Comcast Corp 2.987% 11/1/2063	3,786,000	2,198,451
Comcast Corp 3.999% 11/1/2049	538,000	419,693
Discovery Communications LLC 3.95% 3/20/2028	4,905,000	4,726,051
Discovery Communications LLC 4.65% 5/15/2050	1,259,000	939,484
Time Warner Cable LLC 5.5% 9/1/2041	212,000	187,462
Time Warner Cable LLC 5.875% 11/15/2040	2,823,000	2,616,698
Time Warner Cable LLC 6.55% 5/1/2037	728,000	725,728
Time Warner Cable LLC 6.75% 6/15/2039	470,000	474,998
Time Warner Cable LLC 7.3% 7/1/2038	2,609,000	2,760,310
Warnermedia Holdings Inc 3.755% 3/15/2027	794,000	775,051
Warnermedia Holdings Inc 4.054% 3/15/2029	275,000	261,245
Warnermedia Holdings Inc 4.279% 3/15/2032	6,748,000	6,061,933
Warnermedia Holdings Inc 5.05% 3/15/2042	1,147,000	950,324
Warnermedia Holdings Inc 5.141% 3/15/2052	9,521,000	7,348,714
Warnermedia Holdings Inc 5.391% 3/15/2062	2,071,000	1,591,258
		48,467,184
Wireless Telecommunication Services - 0.5%
T-Mobile USA Inc 2.4% 3/15/2029	1,197,000	1,096,089
T-Mobile USA Inc 2.7% 3/15/2032	8,119,000	7,018,463
T-Mobile USA Inc 5.65% 1/15/2053	1,509,000	1,500,842
		9,615,394
TOTAL COMMUNICATION SERVICES		97,043,930

Consumer Discretionary - 3.0%
Automobiles - 1.3%
Ford Motor Co 3.25% 2/12/2032	4,150,000	3,463,846
General Motors Co 5% 4/1/2035	860,000	810,932
General Motors Co 5.15% 4/1/2038	4,000,000	3,732,522
General Motors Co 5.2% 4/1/2045	981,000	858,947
General Motors Co 5.4% 4/1/2048	396,000	351,470
General Motors Co 5.6% 10/15/2032	1,886,000	1,902,722
General Motors Co 5.95% 4/1/2049	1,871,000	1,786,416
General Motors Financial Co Inc 3.1% 1/12/2032	4,550,000	3,928,380
General Motors Financial Co Inc 4.3% 4/6/2029	4,225,000	4,095,742
Stellantis Finance US Inc 1.711% 1/29/2027 (b)	2,261,000	2,131,148
Stellantis Finance US Inc 2.691% 9/15/2031 (b)	4,207,000	3,546,571
		26,608,696
Distributors - 0.1%
Genuine Parts Co 2.75% 2/1/2032	2,276,000	1,961,209
Diversified Consumer Services - 0.1%
Massachusetts Institute of Technology 3.885% 7/1/2116	2,494,000	1,821,629
Trane Technologies Global Holding Co Ltd 5.75% 6/15/2043	135,000	139,870
		1,961,499
Leisure Products - 0.2%
Brunswick Corp/DE 5.85% 3/18/2029	3,964,000	4,066,701
Specialty Retail - 1.3%
Advance Auto Parts Inc 1.75% 10/1/2027	1,890,000	1,701,485
AutoNation Inc 1.95% 8/1/2028	4,659,000	4,218,569
AutoNation Inc 2.4% 8/1/2031	2,075,000	1,748,783
AutoNation Inc 3.85% 3/1/2032	2,037,000	1,855,855
AutoNation Inc 4.75% 6/1/2030	134,000	131,837
AutoZone Inc 4% 4/15/2030	3,622,000	3,495,320
Home Depot Inc/The 4.95% 6/25/2034	3,400,000	3,420,458
Home Depot Inc/The 5.95% 4/1/2041	319,000	341,500
Lowe's Cos Inc 3% 10/15/2050	4,414,000	2,850,083
Lowe's Cos Inc 3.75% 4/1/2032	3,773,000	3,521,165
Lowe's Cos Inc 5.625% 4/15/2053	2,433,000	2,411,610
O'Reilly Automotive Inc 3.9% 6/1/2029	1,101,000	1,069,998
		26,766,663
TOTAL CONSUMER DISCRETIONARY		61,364,768

Consumer Staples - 1.4%
Beverages - 0.1%
Constellation Brands Inc 2.875% 5/1/2030	3,254,000	2,959,132
Consumer Staples Distribution & Retail - 0.5%
Dollar General Corp 3.5% 4/3/2030	4,214,000	3,930,669
Dollar Tree Inc 2.65% 12/1/2031	4,527,000	3,902,183
Dollar Tree Inc 4.2% 5/15/2028	2,406,000	2,366,591
		10,199,443
Food Products - 0.0%
Smithfield Foods Inc 3% 10/15/2030 (b)	798,000	711,119
Tobacco - 0.8%
Philip Morris International Inc 4.375% 11/15/2041	712,000	625,218
Philip Morris International Inc 5.125% 2/15/2030	6,763,000	6,886,253
Philip Morris International Inc 5.625% 11/17/2029	3,301,000	3,440,180
Philip Morris International Inc 5.75% 11/17/2032	3,508,000	3,679,363
		14,631,014
TOTAL CONSUMER STAPLES		28,500,708

Energy - 5.8%
Oil, Gas & Consumable Fuels - 5.8%
Columbia Pipelines Holding Co LLC 5.097% 10/1/2031 (b)	5,000,000	4,980,304
Columbia Pipelines Operating Co LLC 5.695% 10/1/2054 (b)	5,000,000	4,861,785
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (b)	242,000	252,317
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (b)	652,000	681,015
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (b)	195,000	207,686
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (b)	351,000	380,093
DCP Midstream Operating LP 5.125% 5/15/2029	3,085,000	3,106,318
DCP Midstream Operating LP 5.6% 4/1/2044	116,000	110,343
DCP Midstream Operating LP 6.75% 9/15/2037 (b)	726,000	787,480
Eastern Gas Transmission & Storage Inc 3% 11/15/2029	2,833,000	2,633,042
Eastern Gas Transmission & Storage Inc 3.9% 11/15/2049	2,641,000	1,983,124
Energy Transfer LP 3.75% 5/15/2030	4,020,000	3,801,590
Energy Transfer LP 5% 5/15/2050	6,282,000	5,478,781
Energy Transfer LP 5.4% 10/1/2047	661,000	610,902
Energy Transfer LP 5.6% 9/1/2034	5,000,000	5,072,981
Energy Transfer LP 5.75% 2/15/2033	1,509,000	1,553,275
Energy Transfer LP 5.8% 6/15/2038	186,000	188,640
Energy Transfer LP 6% 6/15/2048	121,000	120,292
EnLink Midstream LLC 5.65% 9/1/2034	6,179,000	6,240,172
Eqt Corp 5.75% 2/1/2034	8,593,000	8,782,343
Florida Gas Transmission Co LLC 4.35% 7/15/2025 (b)	1,702,000	1,696,112
Hess Corp 5.6% 2/15/2041	2,853,000	2,889,282
Hess Corp 5.8% 4/1/2047	4,188,000	4,320,861
Hess Corp 7.3% 8/15/2031	1,198,000	1,357,245
Hess Corp 7.875% 10/1/2029	2,092,000	2,354,492
Occidental Petroleum Corp 5.2% 8/1/2029	1,428,000	1,435,287
Occidental Petroleum Corp 5.375% 1/1/2032	1,812,000	1,798,623
Occidental Petroleum Corp 5.55% 10/1/2034	1,329,000	1,312,195
Occidental Petroleum Corp 5.55% 3/15/2026	253,000	254,140
ONEOK Inc 3.25% 6/1/2030	3,848,000	3,559,985
Ovintiv Inc 5.15% 11/15/2041	611,000	535,715
Ovintiv Inc 7.375% 11/1/2031	393,000	433,779
Ovintiv Inc 8.125% 9/15/2030	1,754,000	1,988,523
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	639,000	601,814
Plains All American Pipeline LP / PAA Finance Corp 5.7% 9/15/2034	8,500,000	8,673,506
Spectra Energy Partners LP 4.5% 3/15/2045	329,000	276,942
Targa Resources Corp 5.5% 2/15/2035	5,914,000	5,934,694
Targa Resources Corp 5.55% 8/15/2035	5,000,000	5,021,175
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	169,000	156,631
Western Gas Partners LP 4.05% 2/1/2030 (e)	7,975,000	7,597,336
Western Gas Partners LP 4.65% 7/1/2026	90,000	89,915
Western Gas Partners LP 5.3% 3/1/2048	1,447,000	1,274,882
Western Gas Partners LP 6.15% 4/1/2033	2,655,000	2,754,523
Williams Cos Inc/The 2.6% 3/15/2031	4,640,000	4,068,835
Williams Cos Inc/The 3.5% 11/15/2030	1,436,000	1,340,739
Williams Cos Inc/The 4.65% 8/15/2032	1,460,000	1,414,894
Williams Cos Inc/The 5.3% 8/15/2052	323,000	303,286
Williams Cos Inc/The 5.75% 6/24/2044	1,664,000	1,669,782
		116,947,676
Financials - 25.1%
Banks - 10.8%
Bank of America Corp 1.898% 7/23/2031 (d)	4,225,000	3,632,475
Bank of America Corp 2.592% 4/29/2031 (d)	4,716,000	4,230,598
Bank of America Corp 2.972% 2/4/2033 (d)	11,318,000	9,940,693
Bank of America Corp 3.194% 7/23/2030 (d)	6,399,000	5,990,050
Bank of America Corp 4.571% 4/27/2033 (d)	5,282,000	5,114,405
Bank of America Corp 5.015% 7/22/2033 (d)	6,866,000	6,852,283
Bank of America Corp 5.468% 1/23/2035 (d)	10,000,000	10,169,497
Bank of America Corp 6.11% 1/29/2037	812,000	850,713
Citigroup Inc 2.666% 1/29/2031 (d)	3,094,000	2,789,769
Citigroup Inc 3.785% 3/17/2033 (d)	3,773,000	3,466,105
Citigroup Inc 3.98% 3/20/2030 (d)	4,527,000	4,377,906
Citigroup Inc 4.412% 3/31/2031 (d)	3,773,000	3,677,909
Citigroup Inc 4.6% 3/9/2026	347,000	347,030
Citigroup Inc 4.91% 5/24/2033 (d)	1,983,000	1,949,349
Citigroup Inc 6.174% 5/25/2034 (d)	975,000	1,005,466
Citigroup Inc 8.125% 7/15/2039	652,000	816,826
Citizens Financial Group Inc 2.638% 9/30/2032	2,619,000	2,176,360
Citizens Financial Group Inc 5.253% 3/5/2031 (d)	2,575,000	2,596,983
Citizens Financial Group Inc 5.718% 7/23/2032 (d)	2,696,000	2,756,092
Citizens Financial Group Inc 6.645% 4/25/2035 (d)	4,879,000	5,252,943
Fifth Third Bancorp 8.25% 3/1/2038	1,305,000	1,603,951
Huntington Bancshares Inc/OH 2.487% 8/15/2036 (d)	3,756,000	3,117,836
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (d)	5,300,000	5,528,350
JPMorgan Chase & Co 2.739% 10/15/2030 (d)	5,659,000	5,183,459
JPMorgan Chase & Co 2.956% 5/13/2031 (d)	711,000	646,250
JPMorgan Chase & Co 2.963% 1/25/2033 (d)	5,659,000	5,000,858
JPMorgan Chase & Co 4.586% 4/26/2033 (d)	5,659,000	5,523,130
JPMorgan Chase & Co 4.603% 10/22/2030 (d)	6,778,000	6,725,046
JPMorgan Chase & Co 4.912% 7/25/2033 (d)	7,546,000	7,518,605
JPMorgan Chase & Co 4.946% 10/22/2035 (d)	8,848,000	8,699,947
JPMorgan Chase & Co 5.717% 9/14/2033 (d)	11,714,000	12,123,040
PNC Financial Services Group Inc/The 5.068% 1/24/2034 (d)	9,168,000	9,123,456
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (d)	4,000,000	4,070,698
PNC Financial Services Group Inc/The 5.575% 1/29/2036 (d)	4,000,000	4,096,623
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (d)	4,400,000	4,521,590
Santander Holdings USA Inc 5.807% 9/9/2026 (d)	2,250,000	2,262,147
Santander Holdings USA Inc 6.499% 3/9/2029 (d)	1,662,000	1,730,402
Truist Financial Corp 5.122% 1/26/2034 (d)	2,565,000	2,538,569
Truist Financial Corp 5.153% 8/5/2032 (d)	7,000,000	7,038,299
US Bancorp 5.775% 6/12/2029 (d)	6,700,000	6,911,061
Wells Fargo & Co 3.068% 4/30/2041 (d)	4,716,000	3,571,756
Wells Fargo & Co 4.897% 7/25/2033 (d)	3,944,000	3,889,796
Wells Fargo & Co 5.244% 1/24/2031 (d)	2,818,000	2,864,160
Wells Fargo & Co 5.499% 1/23/2035 (d)	19,400,000	19,718,481
Wells Fargo & Co 6.491% 10/23/2034 (d)	4,100,000	4,443,965
		216,444,927
Capital Markets - 5.7%
Ares Capital Corp 2.15% 7/15/2026	10,800,000	10,418,734
Ares Strategic Income Fund 6.2% 3/21/2032 (b)	9,910,000	10,019,283
Athene Global Funding 2.5% 3/24/2028 (b)	4,225,000	3,941,947
Blackstone Holdings Finance Co LLC 2.8% 9/30/2050 (b)	755,000	474,450
Blackstone Holdings Finance Co LLC 3.5% 9/10/2049 (b)	2,795,000	2,025,806
Blackstone Private Credit Fund 6% 1/29/2032	4,850,000	4,842,691
Blackstone Private Credit Fund 7.05% 9/29/2025	4,993,000	5,051,074
GA Global Funding Trust 5.4% 1/13/2030 (b)	3,479,000	3,554,176
GA Global Funding Trust 5.9% 1/13/2035 (b)	4,850,000	4,967,510
HPS Corporate Lending Fund 5.45% 1/14/2028 (b)	2,425,000	2,431,969
HPS Corporate Lending Fund 5.95% 4/14/2032 (b)	7,850,000	7,888,433
Morgan Stanley 1.794% 2/13/2032 (d)	4,433,000	3,713,452
Morgan Stanley 2.699% 1/22/2031 (d)	3,773,000	3,415,179
Morgan Stanley 4.654% 10/18/2030 (d)	10,100,000	10,004,689
Morgan Stanley 5.23% 1/15/2031 (d)	4,074,000	4,136,825
Morgan Stanley 5.32% 7/19/2035 (d)	12,000,000	12,046,385
Morgan Stanley 6.342% 10/18/2033 (d)	9,055,000	9,757,775
Nuveen LLC 5.55% 1/15/2030 (b)	884,000	909,768
S&P Global Inc 3.9% 3/1/2062	1,462,000	1,117,677
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	9,945,000	10,015,908
Sammons Financial Group Global Funding 5.1% 12/10/2029 (b)	2,644,000	2,665,906
Sixth Street Specialty Lending Inc 5.625% 8/15/2030	2,523,000	2,527,160
		115,926,797
Consumer Finance - 1.7%
Ally Financial Inc 2.2% 11/2/2028	1,496,000	1,359,175
Ally Financial Inc 5.543% 1/17/2031 (d)	302,000	303,511
Ally Financial Inc 8% 11/1/2031	7,762,000	8,776,304
American Express Co 5.085% 1/30/2031 (d)	1,358,000	1,374,906
Capital One Financial Corp 5.247% 7/26/2030 (d)	2,443,000	2,473,554
Capital One Financial Corp 5.468% 2/1/2029 (d)	1,251,000	1,275,006
Capital One Financial Corp 6.312% 6/8/2029 (d)	4,200,000	4,375,567
Ford Motor Credit Co LLC 3.375% 11/13/2025	3,301,000	3,257,892
Ford Motor Credit Co LLC 3.625% 6/17/2031	200,000	174,774
Ford Motor Credit Co LLC 4.95% 5/28/2027	6,187,000	6,118,567
Ford Motor Credit Co LLC 7.122% 11/7/2033	5,000,000	5,197,862
		34,687,118
Financial Services - 3.4%
Aircastle Ltd / Aircastle Ireland DAC 5.25% 3/15/2030 (b)	3,754,000	3,770,700
Aon Corp / Aon Global Holdings PLC 2.6% 12/2/2031	1,246,000	1,085,366
Aviation Capital Group LLC 6.75% 10/25/2028 (b)	4,100,000	4,342,805
Corebridge Financial Inc 3.65% 4/5/2027	564,000	553,430
Corebridge Financial Inc 3.85% 4/5/2029	554,000	534,096
Corebridge Financial Inc 3.9% 4/5/2032	659,000	612,445
Corebridge Financial Inc 4.35% 4/5/2042	4,150,000	3,566,497
Corebridge Financial Inc 4.4% 4/5/2052	2,943,000	2,436,795
Corebridge Financial Inc 6.05% 9/15/2033	6,000,000	6,310,325
Equitable Holdings Inc 4.35% 4/20/2028	2,304,000	2,279,344
Equitable Holdings Inc 5% 4/20/2048	763,000	703,940
Essent Group Ltd 6.25% 7/1/2029	4,400,000	4,541,785
Fiserv Inc 3.5% 7/1/2029	1,423,000	1,351,021
Jackson Financial Inc 3.125% 11/23/2031	7,409,000	6,492,664
Jackson Financial Inc 4% 11/23/2051	2,264,000	1,606,857
Jackson Financial Inc 5.17% 6/8/2027	611,000	617,261
Jackson Financial Inc 5.67% 6/8/2032	2,914,000	2,975,465
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 2.5% 1/15/2027	4,986,000	4,789,088
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	4,771,000	4,099,561
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 4.375% 2/2/2052	2,067,000	1,623,092
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.5% 1/15/2030	4,848,000	4,881,651
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 6.5% 12/1/2052	3,018,000	3,188,855
Rexford Industrial Realty LP 2.15% 9/1/2031	1,749,000	1,474,287
Sixth Street Lending Partners 6.125% 7/15/2030 (b)	1,302,000	1,323,071
Voya Financial Inc 4.7% 1/23/2048 (d)	1,897,000	1,801,374
Voya Financial Inc 5.7% 7/15/2043	883,000	872,315
		67,834,090
Insurance - 3.5%
200 Park Funding Trust 5.74% 2/15/2055 (b)	4,900,000	4,952,743
AmFam Holdings Inc 2.805% 3/11/2031 (b)	3,311,000	2,715,180
Aon Corp 6.25% 9/30/2040	86,000	92,903
Arthur J Gallagher & Co 4.85% 12/15/2029	302,000	303,219
Arthur J Gallagher & Co 5% 2/15/2032	606,000	606,130
Arthur J Gallagher & Co 5.15% 2/15/2035	4,000,000	3,981,247
Arthur J Gallagher & Co 5.55% 2/15/2055	3,044,000	2,991,061
Assurant Inc 2.65% 1/15/2032	4,697,000	3,985,274
Athene Holding Ltd 3.45% 5/15/2052	4,150,000	2,750,774
Athene Holding Ltd 3.95% 5/25/2051	971,000	719,516
Athene Holding Ltd 5.875% 1/15/2034	1,616,000	1,662,164
Athene Holding Ltd 6.65% 2/1/2033	1,444,000	1,550,300
Brown & Brown Inc 4.2% 3/17/2032	2,151,000	2,029,864
Hartford Insurance Group Inc/The 4.3% 4/15/2043	411,000	355,638
Liberty Mutual Group Inc 5.5% 6/15/2052 (b)	3,214,000	3,051,966
Massachusetts Mutual Life Insurance Co 3.2% 12/1/2061 (b)	3,669,000	2,285,807
Massachusetts Mutual Life Insurance Co 3.729% 10/15/2070 (b)	982,000	667,239
Pacific LifeCorp 3.35% 9/15/2050 (b)	4,263,000	2,975,668
Pacific LifeCorp 5.125% 1/30/2043 (b)	436,000	416,872
Pine Street Trust III 6.223% 5/15/2054 (b)	9,000,000	9,437,777
Principal Financial Group Inc 3.7% 5/15/2029	477,000	459,694
Prudential Financial Inc 6% 9/1/2052 (d)	2,597,000	2,596,174
Reinsurance Group of America Inc 5.75% 9/15/2034	5,250,000	5,387,210
Selective Insurance Group Inc 5.9% 4/15/2035	3,187,000	3,255,263
Unum Group 4.046% 8/15/2041 (b)	1,270,000	1,035,364
Unum Group 4.125% 6/15/2051	5,196,000	4,007,676
Unum Group 6% 6/15/2054	2,600,000	2,671,534
Willis North America Inc 5.35% 5/15/2033	4,000,000	4,048,887
		70,993,144
TOTAL FINANCIALS		505,886,076

Health Care - 5.8%
Biotechnology - 0.9%
Amgen Inc 4.663% 6/15/2051	2,264,000	1,980,022
Amgen Inc 5.25% 3/2/2030	856,000	875,402
Amgen Inc 5.25% 3/2/2033	966,000	980,917
Amgen Inc 5.65% 3/2/2053	457,000	458,224
Amgen Inc 5.75% 3/2/2063	832,000	833,197
Gilead Sciences Inc 5.5% 11/15/2054	5,000,000	5,069,872
Gilead Sciences Inc 5.6% 11/15/2064	5,000,000	5,075,794
Regeneron Pharmaceuticals Inc 1.75% 9/15/2030	2,226,000	1,896,381
Regeneron Pharmaceuticals Inc 2.8% 9/15/2050	1,509,000	921,186
		18,090,995
Health Care Providers & Services - 4.0%
Centene Corp 2.625% 8/1/2031	11,274,000	9,499,061
Centene Corp 3% 10/15/2030	5,857,000	5,122,075
Centene Corp 4.25% 12/15/2027	609,000	592,591
Centene Corp 4.625% 12/15/2029	2,218,000	2,130,322
Cigna Group/The 3.4% 3/15/2050	2,641,000	1,818,562
Cigna Group/The 3.4% 3/15/2051	2,641,000	1,801,781
Cigna Group/The 4.8% 8/15/2038	1,634,000	1,535,644
Cigna Group/The 4.9% 12/15/2048	314,000	277,388
CVS Health Corp 4.78% 3/25/2038	1,312,000	1,190,340
CVS Health Corp 5% 1/30/2029	698,000	701,226
CVS Health Corp 5.125% 2/21/2030	8,572,000	8,608,882
CVS Health Corp 5.25% 1/30/2031	286,000	288,163
CVS Health Corp 5.3% 6/1/2033	5,000,000	4,964,938
CVS Health Corp 6.05% 6/1/2054	5,500,000	5,429,225
Elevance Health Inc 2.25% 5/15/2030	3,292,000	2,919,525
HCA Inc 3.375% 3/15/2029	1,332,000	1,257,378
HCA Inc 3.625% 3/15/2032	4,729,000	4,280,307
HCA Inc 4.625% 3/15/2052	2,003,000	1,627,916
HCA Inc 5.125% 6/15/2039	1,137,000	1,070,553
HCA Inc 5.25% 6/15/2049	1,254,000	1,125,922
Humana Inc 5.375% 4/15/2031	1,051,000	1,060,012
Icon Investments Six DAC 5.849% 5/8/2029	2,566,000	2,649,530
Icon Investments Six DAC 6% 5/8/2034	2,999,000	3,095,345
Quest Diagnostics Inc 2.95% 6/30/2030	3,773,000	3,461,616
Sabra Health Care LP 3.2% 12/1/2031	3,672,000	3,229,666
Sabra Health Care LP 3.9% 10/15/2029	476,000	453,751
UnitedHealth Group Inc 4.625% 7/15/2035	253,000	245,270
Universal Health Services Inc 2.65% 1/15/2032	5,770,000	4,860,061
Universal Health Services Inc 2.65% 10/15/2030	5,690,000	4,977,073
		80,274,123
Pharmaceuticals - 0.9%
Bristol-Myers Squibb Co 5.1% 2/22/2031	1,669,000	1,706,989
Bristol-Myers Squibb Co 5.2% 2/22/2034	3,300,000	3,363,607
Bristol-Myers Squibb Co 5.55% 2/22/2054	2,339,000	2,349,049
Bristol-Myers Squibb Co 5.65% 2/22/2064	3,400,000	3,410,929
Elanco Animal Health Inc 6.65% 8/28/2028 (d)	4,309,000	4,389,919
Perrigo Finance Unlimited Co 4.9% 6/15/2030 (e)	3,924,000	3,744,533
		18,965,026
TOTAL HEALTH CARE		117,330,144

Industrials - 3.9%
Aerospace & Defense - 2.1%
Boeing Co 2.75% 2/1/2026	1,254,000	1,230,244
Boeing Co 3.25% 2/1/2028	2,641,000	2,523,293
Boeing Co 5.04% 5/1/2027	9,998,000	10,034,537
Boeing Co 5.15% 5/1/2030	6,225,000	6,232,385
Boeing Co 5.805% 5/1/2050	6,305,000	6,081,659
Boeing Co 6.298% 5/1/2029	485,000	508,149
Boeing Co 6.388% 5/1/2031	367,000	391,005
Boeing Co 6.528% 5/1/2034	393,000	421,001
Boeing Co 6.858% 5/1/2054	4,391,000	4,837,471
Boeing Co 7.008% 5/1/2064	1,858,000	2,058,356
Hexcel Corp 5.875% 2/26/2035	1,333,000	1,372,732
RTX Corp 6.1% 3/15/2034	3,600,000	3,868,305
RTX Corp 6.4% 3/15/2054	3,500,000	3,908,747
		43,467,884
Building Products - 0.4%
Carlisle Cos Inc 2.75% 3/1/2030	3,773,000	3,430,787
Carrier Global Corp 2.7% 2/15/2031	3,848,000	3,415,506
Carrier Global Corp 5.9% 3/15/2034	160,000	169,118
Carrier Global Corp 6.2% 3/15/2054	99,000	107,710
		7,123,121
Ground Transportation - 0.2%
Burlington Northern Santa Fe LLC 4.15% 4/1/2045	342,000	291,188
Burlington Northern Santa Fe LLC 4.4% 3/15/2042	847,000	757,821
CSX Corp 4.3% 3/1/2048	3,346,000	2,857,124
		3,906,133
Industrial Conglomerates - 0.0%
Trane Technologies Financing Ltd 4.65% 11/1/2044	190,000	173,880
Machinery - 0.8%
AGCO Corp 5.8% 3/21/2034	3,844,000	3,908,865
Ingersoll Rand Inc 5.314% 6/15/2031	4,500,000	4,608,093
Ingersoll Rand Inc 5.45% 6/15/2034	4,300,000	4,386,148
Ingersoll Rand Inc 5.7% 8/14/2033	2,250,000	2,337,755
		15,240,861
Passenger Airlines - 0.0%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/2029	615,303	587,640
American Airlines Inc equipment trust certificate 3.75% 4/15/2027	767,588	758,844
United Airlines 2018-1 Class B Pass Through Trust equipment trust certificate 4.6% 9/1/2027	380,607	376,285
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/2029	425,050	407,533
		2,130,302
Professional Services - 0.2%
Booz Allen Hamilton Inc 5.95% 8/4/2033	3,095,000	3,162,428
Trading Companies & Distributors - 0.2%
Ferguson Enterprises Inc 5% 10/3/2034	4,171,000	4,083,678
TOTAL INDUSTRIALS		79,288,287

Information Technology - 4.2%
Electronic Equipment, Instruments & Components - 0.7%
Dell International LLC / EMC Corp 3.375% 12/15/2041	2,264,000	1,709,411
Dell International LLC / EMC Corp 3.45% 12/15/2051	1,091,000	758,682
Dell International LLC / EMC Corp 5.3% 10/1/2029	3,773,000	3,845,222
Vontier Corp 2.4% 4/1/2028	4,659,000	4,295,272
Vontier Corp 2.95% 4/1/2031	5,228,000	4,551,728
		15,160,315
IT Services - 0.5%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	3,241,000	3,121,914
CDW LLC / CDW Finance Corp 5.1% 3/1/2030	1,929,000	1,927,438
CDW LLC / CDW Finance Corp 5.55% 8/22/2034	5,900,000	5,872,448
		10,921,800
Semiconductors & Semiconductor Equipment - 2.1%
Broadcom Inc 2.45% 2/15/2031 (b)	2,716,000	2,386,020
Broadcom Inc 2.6% 2/15/2033 (b)	2,750,000	2,327,355
Broadcom Inc 3.137% 11/15/2035 (b)	4,150,000	3,459,637
Broadcom Inc 3.5% 2/15/2041 (b)	2,186,000	1,745,594
Broadcom Inc 3.75% 2/15/2051 (b)	1,026,000	783,184
Broadcom Inc 5.05% 7/12/2029	3,560,000	3,609,252
Broadcom Inc 5.15% 11/15/2031	5,600,000	5,696,568
Marvell Technology Inc 2.45% 4/15/2028	3,018,000	2,817,594
Marvell Technology Inc 5.75% 2/15/2029	2,365,000	2,445,827
Marvell Technology Inc 5.95% 9/15/2033	1,909,000	2,010,779
Micron Technology Inc 2.703% 4/15/2032	1,236,000	1,060,079
Micron Technology Inc 3.366% 11/1/2041	1,347,000	1,014,071
Micron Technology Inc 3.477% 11/1/2051	1,351,000	936,031
Micron Technology Inc 5.3% 1/15/2031	4,778,000	4,842,839
Micron Technology Inc 5.8% 1/15/2035	4,900,000	5,060,462
		40,195,292
Software - 0.9%
AppLovin Corp 5.125% 12/1/2029	2,000,000	2,018,808
AppLovin Corp 5.375% 12/1/2031	5,900,000	6,021,441
Oracle Corp 2.875% 3/25/2031	4,527,000	4,053,816
Oracle Corp 3.95% 3/25/2051	3,211,000	2,419,923
Oracle Corp 4.375% 5/15/2055	1,405,000	1,120,847
Oracle Corp 5.375% 7/15/2040	81,000	78,786
Roper Technologies Inc 1.75% 2/15/2031	2,264,000	1,901,049
Roper Technologies Inc 2.95% 9/15/2029	1,714,000	1,594,425
		19,209,095
TOTAL INFORMATION TECHNOLOGY		85,486,502

Materials - 1.6%
Chemicals - 1.6%
Celanese US Holdings LLC 6.415% 7/15/2027 (d)	7,168,000	7,346,774
Celanese US Holdings LLC 6.58% 7/15/2029 (d)	2,264,000	2,353,484
Celanese US Holdings LLC 6.6% 11/15/2028 (d)	831,000	862,511
Celanese US Holdings LLC 6.8% 11/15/2030 (d)	841,000	887,277
Celanese US Holdings LLC 6.95% 11/15/2033 (d)	6,973,000	7,456,269
Dow Chemical Co/The 4.55% 11/30/2025	51,000	50,933
Dow Chemical Co/The 5.15% 2/15/2034	5,900,000	5,863,138
International Flavors & Fragrances Inc 1.832% 10/15/2027 (b)	3,188,000	2,961,781
International Flavors & Fragrances Inc 2.3% 11/1/2030 (b)	3,207,000	2,773,905
LYB International Finance III LLC 2.25% 10/1/2030	1,964,000	1,711,443
		32,267,515
Real Estate - 6.2%
Diversified REITs - 1.4%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	8,904,000	8,881,867
Piedmont Operating Partnership LP 2.75% 4/1/2032	253,000	205,248
Piedmont Operating Partnership LP 6.875% 7/15/2029	798,000	828,189
Store Capital LLC 2.7% 12/1/2031	4,905,000	4,185,303
Store Capital LLC 2.75% 11/18/2030	369,000	322,963
VICI Properties LP 4.75% 2/15/2028	1,217,000	1,218,238
VICI Properties LP 4.95% 2/15/2030	3,641,000	3,618,414
VICI Properties LP 5.125% 11/15/2031	1,200,000	1,190,021
VICI Properties LP 5.125% 5/15/2032	5,205,000	5,128,163
VICI Properties LP 5.75% 4/1/2034	211,000	214,943
Vornado Realty LP 2.15% 6/1/2026	316,000	303,018
Vornado Realty LP 3.4% 6/1/2031	1,142,000	977,529
WP Carey Inc 2.4% 2/1/2031	2,127,000	1,845,528
		28,919,424
Health Care REITs - 1.3%
Alexandria Real Estate Equities Inc 1.875% 2/1/2033	6,131,000	4,835,897
Alexandria Real Estate Equities Inc 4.7% 7/1/2030	521,000	515,067
Omega Healthcare Investors Inc 3.25% 4/15/2033	1,168,000	1,002,169
Omega Healthcare Investors Inc 3.375% 2/1/2031	11,399,000	10,313,357
Omega Healthcare Investors Inc 4.75% 1/15/2028	1,886,000	1,881,613
Ventas Realty LP 2.5% 9/1/2031	2,126,000	1,837,976
Ventas Realty LP 3% 1/15/2030	3,071,000	2,830,728
Ventas Realty LP 4.4% 1/15/2029	3,773,000	3,726,308
		26,943,115
Office REITs - 1.0%
COPT Defense Properties LP 2% 1/15/2029	2,896,000	2,580,825
COPT Defense Properties LP 2.25% 3/15/2026	314,000	305,540
COPT Defense Properties LP 2.75% 4/15/2031	1,519,000	1,307,852
COPT Defense Properties LP 2.9% 12/1/2033	4,982,000	4,046,772
Hudson Pacific Properties LP 3.95% 11/1/2027	1,559,000	1,404,113
Hudson Pacific Properties LP 5.95% 2/15/2028	10,874,000	9,635,332
		19,280,434
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 4.55% 10/1/2029	682,000	625,421
Brandywine Operating Partnership LP 8.3% 3/15/2028	1,600,000	1,692,489
Brandywine Operating Partnership LP 8.875% 4/12/2029	1,131,000	1,212,012
Tanger Properties LP 2.75% 9/1/2031	3,679,000	3,181,502
		6,711,424
Residential REITs - 1.1%
American Homes 4 Rent LP 5.5% 7/15/2034	1,747,000	1,764,743
Invitation Homes Operating Partnership LP 2% 8/15/2031	1,752,000	1,464,812
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	886,000	831,739
Invitation Homes Operating Partnership LP 4.875% 2/1/2035	4,500,000	4,348,695
Sun Communities Operating LP 2.3% 11/1/2028	288,000	265,271
Sun Communities Operating LP 2.7% 7/15/2031	733,000	636,647
Sun Communities Operating LP 4.2% 4/15/2032	5,659,000	5,305,371
Sun Communities Operating LP 5.7% 1/15/2033	4,680,000	4,790,921
UDR Inc 2.1% 8/1/2032	2,714,000	2,217,138
		21,625,337
Retail REITs - 0.8%
Agree LP 4.8% 10/1/2032	4,123,000	4,040,437
Agree LP 5.625% 6/15/2034	4,300,000	4,409,936
Brixmor Operating Partnership LP 2.25% 4/1/2028	1,426,000	1,322,534
Brixmor Operating Partnership LP 4.05% 7/1/2030	819,000	785,463
Brixmor Operating Partnership LP 4.125% 5/15/2029	420,000	408,169
Kite Realty Group LP 5.5% 3/1/2034	269,000	272,582
Kite Realty Group Trust 4.75% 9/15/2030	1,720,000	1,700,723
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	881,000	846,732
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	277,000	282,846
Realty Income Corp 2.1% 3/15/2028	1,856,000	1,726,151
Realty Income Corp 2.85% 12/15/2032	181,000	156,255
		15,951,828
Specialized REITs - 0.3%
American Tower Corp 2.1% 6/15/2030	2,150,000	1,875,787
Crown Castle Inc 3.3% 7/1/2030	5,282,000	4,884,244
		6,760,031
TOTAL REAL ESTATE		126,191,593

Utilities - 8.3%
Electric Utilities - 6.4%
Alabama Power Co 3.05% 3/15/2032	1,154,000	1,032,788
American Transmission Systems Inc 2.65% 1/15/2032 (b)	3,542,000	3,050,994
Cleco Corporate Holdings LLC 3.375% 9/15/2029	4,212,000	3,874,523
Cleco Corporate Holdings LLC 3.743% 5/1/2026	10,569,000	10,400,547
Cleveland Electric Illuminating Co/The 3.5% 4/1/2028 (b)	1,357,000	1,305,324
Cleveland Electric Illuminating Co/The 5.95% 12/15/2036	1,245,000	1,295,282
Consolidated Edison Co of New York Inc 5.125% 3/15/2035	5,000,000	5,024,247
Consolidated Edison Co of New York Inc 5.2% 3/1/2033	4,905,000	5,004,217
Consolidated Edison Co of New York Inc 5.5% 3/15/2055	5,000,000	4,923,521
Duke Energy Corp 2.45% 6/1/2030	479,000	425,292
Duke Energy Corp 2.55% 6/15/2031	2,641,000	2,304,589
Duke Energy Corp 4.5% 8/15/2032	7,595,000	7,355,894
Duke Energy Corp 5% 8/15/2052	7,595,000	6,778,491
Duke Energy Corp 5.45% 6/15/2034	5,000,000	5,096,566
Duke Energy Indiana LLC 4.9% 7/15/2043	1,016,000	941,647
Duquesne Light Holdings Inc 2.532% 10/1/2030 (b)	440,000	387,828
Duquesne Light Holdings Inc 2.775% 1/7/2032 (b)	1,619,000	1,386,168
Duquesne Light Holdings Inc 3.616% 8/1/2027 (b)	1,658,000	1,605,682
Exelon Corp 3.35% 3/15/2032	7,856,000	7,091,332
Exelon Corp 4.05% 4/15/2030	2,862,000	2,767,435
Exelon Corp 4.1% 3/15/2052	230,000	180,636
Exelon Corp 5.45% 3/15/2034	3,500,000	3,576,616
Exelon Corp 5.6% 3/15/2053	3,400,000	3,327,756
FirstEnergy Corp 2.05% 3/1/2025	828,000	828,000
FirstEnergy Corp 2.25% 9/1/2030	3,488,000	3,038,228
FirstEnergy Corp 2.65% 3/1/2030	6,250,000	5,632,804
FirstEnergy Corp 4.85% 7/15/2047 (e)	3,500,000	3,063,316
Georgia Power Co 5.25% 3/15/2034	4,300,000	4,351,566
IPALCO Enterprises Inc 4.25% 5/1/2030	5,433,000	5,200,165
IPALCO Enterprises Inc 5.75% 4/1/2034	1,829,000	1,870,151
ITC Holdings Corp 5.65% 5/9/2034 (b)	6,000,000	6,152,116
Pacific Gas and Electric Co 5.9% 10/1/2054	2,842,000	2,778,900
PPL Capital Funding Inc 5.25% 9/1/2034	4,167,000	4,162,706
Southern Co/The 3.7% 4/30/2030	5,591,000	5,318,167
Southern Co/The 4.4% 7/1/2046	4,905,000	4,132,588
Tampa Electric Co 6.55% 5/15/2036	169,000	184,880
Virginia Electric and Power Co 5.55% 8/15/2054	1,358,000	1,346,750
Xcel Energy Inc 3.5% 12/1/2049	2,768,000	1,949,771
Xcel Energy Inc 4.8% 9/15/2041	188,000	168,522
		129,316,005
Gas Utilities - 0.2%
Boston Gas Co 4.487% 2/15/2042 (b)	678,000	581,567
ONE Gas Inc 2% 5/15/2030	1,965,000	1,727,047
Southern Co Gas Capital Corp 3.15% 9/30/2051	1,845,000	1,219,459
		3,528,073
Independent Power and Renewable Electricity Producers - 0.4%
AES Corp/The 2.45% 1/15/2031	6,228,000	5,332,235
AES Corp/The 3.3% 7/15/2025 (b)	1,482,000	1,470,819
AES Corp/The 3.95% 7/15/2030 (b)	2,106,000	1,982,025
		8,785,079
Multi-Utilities - 1.3%
Berkshire Hathaway Energy Co 2.85% 5/15/2051	2,452,000	1,531,161
NiSource Inc 1.7% 2/15/2031	1,886,000	1,580,136
NiSource Inc 2.95% 9/1/2029	678,000	630,594
NiSource Inc 3.6% 5/1/2030	3,080,000	2,918,863
NiSource Inc 4.375% 5/15/2047	1,886,000	1,586,603
NiSource Inc 4.8% 2/15/2044	3,018,000	2,732,696
NiSource Inc 5% 6/15/2052	1,320,000	1,206,141
NiSource Inc 5.25% 2/15/2043	80,000	76,479
NiSource Inc 5.95% 6/15/2041	386,000	400,350
Puget Energy Inc 2.379% 6/15/2028	3,992,000	3,706,415
Puget Energy Inc 3.65% 5/15/2025	994,000	990,981
Puget Energy Inc 4.1% 6/15/2030	1,049,000	1,000,401
Puget Energy Inc 4.224% 3/15/2032	6,457,000	6,021,185
WEC Energy Group Inc 2.2% 12/15/2028	1,886,000	1,729,175
		26,111,180
TOTAL UTILITIES		167,740,337

TOTAL UNITED STATES		1,418,047,536
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,916,360,372)		1,817,391,090

Preferred Securities - 0.3%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge Inc 5.75% 7/15/2080 (d)	2,153,000	2,114,325
SWITZERLAND - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
UBS Group AG 4.375% (b)(d)(f)	1,356,000	1,188,745
UBS Group AG 4.875% (b)(d)(f)	2,890,000	2,810,975

TOTAL SWITZERLAND		3,999,720
TOTAL PREFERRED SECURITIES (Cost $6,399,000)		6,114,045

U.S. Treasury Obligations - 6.6%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.75% 8/15/2041	1.99	8,036,000	5,483,628
US Treasury Bonds 1.875% 2/15/2041	2.19	7,545,500	5,334,610
US Treasury Bonds 2% 11/15/2041	1.86	4,695,500	3,320,416
US Treasury Bonds 4.25% 8/15/2054	4.05 to 4.63	70,600,000	67,842,188
US Treasury Bonds 4.5% 11/15/2054	4.34 to 4.90	39,683,500	39,788,909
US Treasury Bonds 4.625% 2/15/2055	4.47	10,380,000	10,624,913
US Treasury Bonds 4.625% 5/15/2054	4.32 to 4.65	1,580,000	1,613,636
TOTAL U.S. TREASURY OBLIGATIONS (Cost $140,307,542)			134,008,300

Money Market Funds - 2.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $46,890,933)	4.35	46,882,829	46,892,206

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $2,126,698,053)	2,021,051,051
NET OTHER ASSETS (LIABILITIES) - 0.2%	3,657,203
NET ASSETS - 100.0%	2,024,708,254

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $387,459,394 or 19.1% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security is perpetual in nature with no stated maturity date.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	94,094,828	274,388,459	321,591,082	1,330,614	-	1	46,892,206	46,882,829	0.1%
Fidelity Securities Lending Cash Central Fund	-	8,675,146	8,675,146	122	-	-	-	-	0.0%
Total	94,094,828	283,063,605	330,266,228	1,330,736	-	1	46,892,206	46,882,829

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	12,540,578	-	12,540,578	-

Bank Notes
Financials	1,039,123	-	1,039,123	-

Commercial Mortgage Securities	413,571	-	413,571	-

Foreign Government and Government Agency Obligations	1,828,251	-	1,828,251	-

Municipal Securities
Electric Utilities	685,719	-	685,719	-
General Obligations	138,168	-	138,168	-

Non-Convertible Corporate Bonds
Communication Services	104,533,669	-	104,533,669	-
Consumer Discretionary	68,517,243	-	68,517,243	-
Consumer Staples	57,507,217	-	57,507,217	-
Energy	147,089,353	-	147,089,353	-
Financials	746,316,766	-	746,316,766	-
Health Care	140,052,143	-	140,052,143	-
Industrials	102,115,045	-	102,115,045	-
Information Technology	85,486,502	-	85,486,502	-
Materials	51,414,955	-	51,414,955	-
Real Estate	126,191,593	-	126,191,593	-
Utilities	188,166,604	-	188,166,604	-

Preferred Securities
Energy	2,114,325	-	2,114,325	-
Financials	3,999,720	-	3,999,720	-

U.S. Treasury Obligations	134,008,300	-	134,008,300	-

Money Market Funds	46,892,206	46,892,206	-	-
Total Investments in Securities:	2,021,051,051	46,892,206	1,974,158,845	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,079,807,120)	$1,974,158,845
Fidelity Central Funds (cost $46,890,933)	46,892,206

Total Investment in Securities (cost $2,126,698,053)		$2,021,051,051
Receivable for fund shares sold		2,405,447
Interest receivable		23,632,638
Distributions receivable from Fidelity Central Funds		79,534
Receivable from investment adviser for expense reductions		41,452
Total assets		2,047,210,122
Liabilities
Payable for investments purchased	$18,675,415
Payable for fund shares redeemed	2,387,651
Distributions payable	686,295
Accrued management fee	580,766
Distribution and service plan fees payable	21,506
Other affiliated payables	150,235
Total liabilities		22,501,868
Net Assets		$2,024,708,254
Net Assets consist of:
Paid in capital		$2,242,733,163
Total accumulated earnings (loss)		(218,024,909)
Net Assets		$2,024,708,254

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($66,717,835 ÷ 6,277,676 shares)(a)		$10.63
Maximum offering price per share (100/96.00 of $10.63)		$11.07
Class M :
Net Asset Value and redemption price per share ($8,198,495 ÷ 771,369 shares)(a)		$10.63
Maximum offering price per share (100/96.00 of $10.63)		$11.07
Class C :
Net Asset Value and offering price per share ($7,430,692 ÷ 699,267 shares)(a)		$10.63
Corporate Bond :
Net Asset Value, offering price and redemption price per share ($976,307,358 ÷ 91,865,874 shares)		$10.63
Class I :
Net Asset Value, offering price and redemption price per share ($229,902,104 ÷ 21,632,101 shares)		$10.63
Class Z :
Net Asset Value, offering price and redemption price per share ($736,151,770 ÷ 69,293,547 shares)		$10.62
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Dividends		$162,005
Interest		43,739,778
Income from Fidelity Central Funds (including $122 from security lending)		1,330,736
Total income		45,232,519
Expenses
Management fee	$3,489,325
Transfer agent fees	913,888
Distribution and service plan fees	130,349
Independent trustees' fees and expenses	2,677
Total expenses before reductions	4,536,239
Expense reductions	(157,049)
Total expenses after reductions		4,379,190
Net Investment income (loss)		40,853,329
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(7,518,097)
Total net realized gain (loss)		(7,518,097)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(7,277,385)
Fidelity Central Funds	1
Total change in net unrealized appreciation (depreciation)		(7,277,384)
Net gain (loss)		(14,795,481)
Net increase (decrease) in net assets resulting from operations		$26,057,848
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$40,853,329	$69,108,303
Net realized gain (loss)	(7,518,097)	(36,819,670)
Change in net unrealized appreciation (depreciation)	(7,277,384)	138,226,550
Net increase (decrease) in net assets resulting from operations	26,057,848	170,515,183
Distributions to shareholders	(39,907,729)	(68,746,009)

Share transactions - net increase (decrease)	37,421,772	220,144,658
Total increase (decrease) in net assets	23,571,891	321,913,832

Net Assets
Beginning of period	2,001,136,363	1,679,222,531
End of period	$2,024,708,254	$2,001,136,363

Financial Highlights
Fidelity Advisor® Corporate Bond Fund Class A

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.70	$10.13	$10.41	$12.76	$12.86	$12.24
Income from Investment Operations
Net investment income (loss) A,B	.199	.377	.358	.287	.277	.311
Net realized and unrealized gain (loss)	(.075)	.568	(.290)	(2.270)	.004	.624
Total from investment operations	.124	.945	.068	(1.983)	.281	.935
Distributions from net investment income	(.194)	(.375)	(.348)	(.280)	(.274)	(.315)
Distributions from net realized gain	-	-	-	(.087)	(.107)	-
Total distributions	(.194)	(.375)	(.348)	(.367)	(.381)	(.315)
Net asset value, end of period	$10.63	$10.70	$10.13	$10.41	$12.76	$12.86
Total Return C,D,E	1.18%	9.54%	.70%	(15.81)%	2.24%	7.78%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.78% H	.77%	.78%	.77%	.77%	.77%
Expenses net of fee waivers, if any	.78 % H	.77%	.78%	.77%	.77%	.77%
Expenses net of all reductions	.78% H	.77%	.78%	.77%	.77%	.77%
Net investment income (loss)	3.80% H	3.67%	3.52%	2.47%	2.19%	2.53%
Supplemental Data
Net assets, end of period (000 omitted)	$66,718	$64,513	$57,501	$59,296	$81,746	$74,657
Portfolio turnover rate I	37 % H	30%	24% J	26%	46%	31% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Corporate Bond Fund Class M

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.70	$10.13	$10.41	$12.76	$12.86	$12.24
Income from Investment Operations
Net investment income (loss) A,B	.197	.372	.353	.282	.274	.304
Net realized and unrealized gain (loss)	(.075)	.568	(.290)	(2.270)	.004	.624
Total from investment operations	.122	.940	.063	(1.988)	.278	.928
Distributions from net investment income	(.192)	(.370)	(.343)	(.275)	(.271)	(.308)
Distributions from net realized gain	-	-	-	(.087)	(.107)	-
Total distributions	(.192)	(.370)	(.343)	(.362)	(.378)	(.308)
Net asset value, end of period	$10.63	$10.70	$10.13	$10.41	$12.76	$12.86
Total Return C,D,E	1.16%	9.49%	.65%	(15.85)%	2.21%	7.72%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.81% H	.82%	.84%	.81%	.79%	.82%
Expenses net of fee waivers, if any	.81 % H	.82%	.84%	.81%	.79%	.82%
Expenses net of all reductions	.81% H	.82%	.83%	.81%	.79%	.82%
Net investment income (loss)	3.76% H	3.62%	3.47%	2.42%	2.16%	2.47%
Supplemental Data
Net assets, end of period (000 omitted)	$8,198	$8,194	$8,061	$8,439	$12,127	$11,858
Portfolio turnover rate I	37 % H	30%	24% J	26%	46%	31% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Corporate Bond Fund Class C

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.70	$10.13	$10.41	$12.76	$12.86	$12.23
Income from Investment Operations
Net investment income (loss) A,B	.159	.299	.280	.199	.180	.215
Net realized and unrealized gain (loss)	(.075)	.567	(.290)	(2.271)	.003	.634
Total from investment operations	.084	.866	(.010)	(2.072)	.183	.849
Distributions from net investment income	(.154)	(.296)	(.270)	(.191)	(.176)	(.219)
Distributions from net realized gain	-	-	-	(.087)	(.107)	-
Total distributions	(.154)	(.296)	(.270)	(.278)	(.283)	(.219)
Net asset value, end of period	$10.63	$10.70	$10.13	$10.41	$12.76	$12.86
Total Return C,D,E	.80%	8.71%	(.07)%	(16.46)%	1.46%	7.04%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.54% H	1.54%	1.54%	1.54%	1.54%	1.54%
Expenses net of fee waivers, if any	1.54 % H	1.54%	1.54%	1.54%	1.54%	1.54%
Expenses net of all reductions	1.54% H	1.54%	1.54%	1.54%	1.54%	1.54%
Net investment income (loss)	3.04% H	2.91%	2.75%	1.70%	1.42%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$7,431	$7,553	$8,171	$9,756	$17,010	$17,956
Portfolio turnover rate I	37 % H	30%	24% J	26%	46%	31% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Corporate Bond Fund

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.70	$10.13	$10.41	$12.76	$12.86	$12.24
Income from Investment Operations
Net investment income (loss) A,B	.216	.410	.391	.325	.318	.350
Net realized and unrealized gain (loss)	(.075)	.568	(.290)	(2.270)	.003	.624
Total from investment operations	.141	.978	.101	(1.945)	.321	.974
Distributions from net investment income	(.211)	(.408)	(.381)	(.318)	(.314)	(.354)
Distributions from net realized gain	-	-	-	(.087)	(.107)	-
Total distributions	(.211)	(.408)	(.381)	(.405)	(.421)	(.354)
Net asset value, end of period	$10.63	$10.70	$10.13	$10.41	$12.76	$12.86
Total Return C,D	1.34%	9.89%	1.03%	(15.54)%	2.56%	8.12%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45% G	.45%	.45%	.44%	.45%	.45%
Expenses net of fee waivers, if any	.45 % G	.45%	.45%	.44%	.45%	.45%
Expenses net of all reductions	.45% G	.45%	.45%	.44%	.45%	.45%
Net investment income (loss)	4.12% G	3.99%	3.85%	2.79%	2.50%	2.84%
Supplemental Data
Net assets, end of period (000 omitted)	$976,307	$965,348	$863,480	$975,308	$1,481,426	$2,179,540
Portfolio turnover rate H	37 % G	30%	24% I	26%	46%	31% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Corporate Bond Fund Class I

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.70	$10.13	$10.41	$12.76	$12.86	$12.24
Income from Investment Operations
Net investment income (loss) A,B	.213	.404	.386	.322	.311	.344
Net realized and unrealized gain (loss)	(.075)	.569	(.289)	(2.273)	.004	.624
Total from investment operations	.138	.973	.097	(1.951)	.315	.968
Distributions from net investment income	(.208)	(.403)	(.377)	(.312)	(.308)	(.348)
Distributions from net realized gain	-	-	-	(.087)	(.107)	-
Total distributions	(.208)	(.403)	(.377)	(.399)	(.415)	(.348)
Net asset value, end of period	$10.63	$10.70	$10.13	$10.41	$12.76	$12.86
Total Return C,D	1.32%	9.84%	.98%	(15.58)%	2.51%	8.07%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.51% G	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.51 % G	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.51% G	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	4.07% G	3.95%	3.80%	2.74%	2.45%	2.80%
Supplemental Data
Net assets, end of period (000 omitted)	$229,902	$221,242	$127,334	$111,046	$200,288	$183,627
Portfolio turnover rate H	37 % G	30%	24% I	26%	46%	31% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Corporate Bond Fund Class Z

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.70	$10.12	$10.41	$12.76	$12.86	$12.23
Income from Investment Operations
Net investment income (loss) A,B	.221	.419	.404	.326	.328	.360
Net realized and unrealized gain (loss)	(.085)	.578	(.304)	(2.262)	.005	.635
Total from investment operations	.136	.997	.100	(1.936)	.333	.995
Distributions from net investment income	(.216)	(.417)	(.390)	(.327)	(.326)	(.365)
Distributions from net realized gain	-	-	-	(.087)	(.107)	-
Total distributions	(.216)	(.417)	(.390)	(.414)	(.433)	(.365)
Net asset value, end of period	$10.62	$10.70	$10.12	$10.41	$12.76	$12.86
Total Return C,D	1.30%	10.10%	1.02%	(15.47)%	2.66%	8.30%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.40% G	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.36 % G	.36%	.36%	.36%	.36%	.36%
Expenses net of all reductions	.36% G	.36%	.36%	.36%	.36%	.36%
Net investment income (loss)	4.22% G	4.08%	3.94%	2.87%	2.59%	2.93%
Supplemental Data
Net assets, end of period (000 omitted)	$736,152	$734,287	$614,675	$3,068,418	$1,673,604	$852,967
Portfolio turnover rate H	37 % G	30%	24% I	26%	46%	31% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2025

1. Organization.
Fidelity Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Corporate Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$23,169,379
Gross unrealized depreciation	(125,790,329)
Net unrealized appreciation (depreciation)	$(102,620,950)
Tax cost	$2,123,672,001

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(70,694,256)
Long-term	(37,573,041)
Total capital loss carryforward	$(108,267,297)

Due to large redemptions in a prior period, the Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those losses are realized and the limitation prevents the Fund from using any of those losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Corporate Bond Fund	319,263,322	178,690,555
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and distribution and service plan fees, and other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	82,297	5,058
Class M	- %	.25%	10,404	119
Class C	.75%	.25%	37,648	7,520
			130,349	12,697

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	7,500
Class M	1,014
Class C A	28
8,542

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Corporate Bond and Class Z. FIIOC receives an asset-based fee of Corporate Bond's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	57,418.18
Class M	8,644.21
Class C	6,508.17
Corporate Bond	487,625.10
Class I	174,705.16
Class Z	178,988.05
	913,888

A Annualized

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Corporate Bond Fund	13	-	-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2025. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class Z	.36%	154,654

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2,395.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2025	Year ended August 31, 2024
Fidelity Corporate Bond Fund
Distributions to shareholders
Class A	$1,207,866	$2,201,293
Class M	151,302	287,792
Class C	109,974	218,759
Corporate Bond	19,404,105	35,259,443
Class I	4,410,212	6,147,086
Class Z	14,624,270	24,631,636
Total	$39,907,729	$68,746,009
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2025	Year ended August 31, 2024	Six months ended February 28, 2025	Year ended August 31, 2024
Fidelity Corporate Bond Fund
Class A
Shares sold	849,391	1,692,890	$9,019,546	$17,433,797
Reinvestment of distributions	113,387	212,271	1,199,553	2,183,438
Shares redeemed	(714,829)	(1,552,856)	(7,549,273)	(15,868,715)
Net increase (decrease)	247,949	352,305	$2,669,826	$3,748,520
Class M
Shares sold	92,651	79,334	$989,573	$811,870
Reinvestment of distributions	14,212	27,826	150,371	286,123
Shares redeemed	(101,332)	(137,196)	(1,061,526)	(1,406,203)
Net increase (decrease)	5,531	(30,036)	$78,418	$(308,210)
Class C
Shares sold	101,587	189,806	$1,078,382	$1,970,038
Reinvestment of distributions	10,344	21,177	109,408	217,609
Shares redeemed	(118,692)	(311,819)	(1,253,642)	(3,191,409)
Net increase (decrease)	(6,761)	(100,836)	$(65,852)	$(1,003,762)
Corporate Bond
Shares sold	16,135,613	25,505,483	$171,202,250	$263,619,194
Reinvestment of distributions	1,608,985	3,001,818	17,023,922	30,877,522
Shares redeemed	(16,108,865)	(23,535,147)	(169,774,544)	(242,004,342)
Net increase (decrease)	1,635,733	4,972,154	$18,451,628	$52,492,374
Class I
Shares sold	5,346,076	15,797,664	$56,566,818	$161,584,097
Reinvestment of distributions	408,896	586,354	4,326,359	6,045,920
Shares redeemed	(4,800,914)	(8,278,242)	(50,606,500)	(85,897,998)
Net increase (decrease)	954,058	8,105,776	$10,286,677	$81,732,019
Class Z
Shares sold	16,767,100	30,653,412	$177,150,175	$316,827,397
Reinvestment of distributions	1,216,099	2,236,724	12,861,201	22,997,347
Shares redeemed	(17,339,077)	(24,954,418)	(184,010,301)	(256,341,027)
Net increase (decrease)	644,122	7,935,718	$6,001,075	$83,483,717
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Corporate Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of the retail class, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.36% through December 31, 2025.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.907007.114
CBD-SANN-0425
Fidelity® Series Short-Term Credit Fund

Semi-Annual Report
February 28, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Short-Term Credit Fund
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 15.8%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.6%
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 5.4532% 1/20/2037 (b)(c)(d)	928,000	930,088
Neuberger Berman Ln Advisers Nbla Clo 50 Ltd / Neuberger Berman Ln Series 2024-50A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5403% 7/23/2036 (b)(c)(d)	1,233,000	1,238,195
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 5.4832% 1/20/2037 (b)(c)(d)	698,000	701,799
TOTAL BAILIWICK OF JERSEY		2,870,082
CANADA - 0.2%
Chesapeake Funding II LLC Series 2023-1A Class A1, 5.65% 5/15/2035 (c)	640,497	645,196
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (c)	115,500	117,188
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (c)	210,425	212,877
TOTAL CANADA		975,261
GRAND CAYMAN (UK OVERSEAS TER) - 3.2%
Ares Lii Clo Ltd Series 2025-52A Class A1RR, CME Term SOFR 3 month Index + 0.88%, 5.1814% 4/22/2031 (b)(c)(d)	832,000	832,140
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.572% 10/15/2032 (b)(c)(d)	433,720	434,029
Ares XXXIV CLO Ltd Series 2024-2A Class AR3, CME Term SOFR 3 month Index + 1.32%, 5.6229% 4/17/2033 (b)(c)(d)	2,206,000	2,209,086
Barings CLO Ltd Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.14%, 5.4904% 1/20/2036 (b)(c)(d)	800,000	800,454
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 5.3632% 7/18/2034 (b)(c)(d)	1,130,000	1,131,089
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 5.402% 7/15/2035 (b)(c)(d)	1,054,000	1,057,426
Flatiron Clo 28 Ltd / Flatiron Clo 28 LLC Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.622% 7/15/2036 (b)(c)(d)	1,387,000	1,391,809
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.382% 7/15/2034 (b)(c)(d)	1,047,000	1,047,413
Magnetite Xxii Ltd / Magnetite Xxii LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.552% 7/15/2036 (b)(c)(d)	1,168,000	1,173,085
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.45% 1/15/2033 (b)(c)(d)	250,000	250,413
Palmer Square Loan Funding Ltd Series 2024-3A Class A1, CME Term SOFR 3 month Index + 1.08%, 5.3774% 8/8/2032 (b)(c)(d)	655,808	657,292
Rr 16 Ltd Series 2021-16A Class A1, CME Term SOFR 3 month Index + 1.3716%, 5.6736% 7/15/2036 (b)(c)(d)	667,000	667,622
TCI-Flatiron CLO Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.2216%, 5.5446% 11/18/2030 (b)(c)(d)	371,142	371,605
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.5432% 4/20/2035 (b)(c)(d)	892,000	893,058
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 5.4932% 7/20/2032 (b)(c)(d)	1,648,336	1,648,931
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		14,565,452
UNITED STATES - 11.8%
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (c)	55,680	55,808
Affirm Asset Securitization Trust Series 2024-X2 Class A, 5.22% 12/17/2029 (c)	1,010,032	1,011,440
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	241,000	242,710
American Express Credit Account Master Trust Series 2023-3 Class A, 5.23% 9/15/2028	1,594,000	1,617,374
Ari Fleet Lease Trust 2024-B Series 2024-B Class A3, 5.26% 4/15/2033 (c)	114,000	116,111
ARI Fleet Lease Trust Series 2023-B Class A2, 6.05% 7/15/2032 (c)	664,312	670,834
Bank of America Credit Card Master Trust Series 2023-A2 Class A2, 4.98% 11/15/2028	767,000	775,754
Bofa Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (c)	88,000	89,119
Capital One Prime Auto Receivables Trust Series 2024-1 Class A3, 4.62% 7/16/2029	870,000	875,320
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	253,000	257,556
CarMax Auto Owner Trust Series 2024-1 Class A3, 4.92% 10/16/2028	571,000	575,362
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	172,000	174,739
CarMax Auto Owner Trust Series 2024-3 Class A3, 4.89% 7/16/2029	716,000	722,350
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (c)	97,777	96,912
Chase Auto Owner Trust Series 2024-3A Class A3, 5.22% 7/25/2029 (c)	880,000	893,039
Chase Auto Owner Trust Series 2024-4A Class A3, 4.94% 7/25/2029 (c)	1,089,000	1,100,230
Chase Issuance Trust Series 2023-A1 Class A, 5.16% 9/15/2028	1,866,000	1,890,921
Citizens Auto Receivables Trust Series 2024-1 Class A3, 5.11% 4/17/2028 (c)	574,000	577,713
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (c)	278,000	281,051
CWABS Inc Asset-Backed Certificates Series 2004-2 Class 3A4, CME Term SOFR 1 month Index + 0.6145%, 4.9338% 7/25/2034 (b)(d)	87,476	86,310
Daimler Trucks Retail Trust Series 2024-1 Class A3, 5.49% 12/15/2027	809,000	819,316
Dell Equip Fin Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (c)	229,000	230,109
Dell Equipment Finance Trust Series 2023-2 Class A3, 5.65% 1/22/2029 (c)	456,000	458,510
Dell Equipment Finance Trust Series 2023-3 Class A3, 5.93% 4/23/2029 (c)	648,000	655,410
Dell Equipment Finance Trust Series 2024-1 Class A3, 5.39% 3/22/2030 (c)	377,000	381,671
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (c)	114,000	115,769
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (c)	73,000	74,455
Dllmt 2024-1 LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (c)	435,000	438,267
Enterprise Fleet Financing LLC Series 2022-3 Class A2, 4.38% 7/20/2029 (c)	84,471	84,396
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (c)	304,656	310,107
Enterprise Fleet Financing LLC Series 2024-1 Class A2, 5.23% 3/20/2030 (c)	1,116,322	1,125,495
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (c)	776,000	785,375
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (c)	275,000	275,665
Enterprise Fleet Financing LLC Series 2025-1 Class A3, 4.82% 2/20/2029 (c)	670,000	675,915
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (c)	155,000	158,178
Flatiron Rr Clo 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 5.2342% 10/15/2034 (b)(c)(d)	890,000	890,000
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	485,000	488,115
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (c)	1,146,000	1,166,121
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class A3, 4.47% 2/16/2028	356,019	355,808
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/2029 (c)	1,260,000	1,276,500
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (c)	270,000	272,105
Hyundai Auto Lease Securitization Trust Series 2023-B Class A3, 5.15% 6/15/2026 (c)	975,338	976,775
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (c)	406,000	410,563
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	249,000	251,353
John Deere Owner Trust Series 2024-A Class A3, 4.96% 11/15/2028	1,457,000	1,469,896
Juniper Valley Park CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5432% 7/20/2036 (b)(c)(d)	1,250,000	1,253,429
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (c)	199,000	202,577
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (c)	38,320	38,472
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	258,000	261,522
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	1,168,000	1,165,776
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (c)	231,000	233,683
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (c)	440,000	444,569
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (c)	148,811	148,984
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCH1 Class M4, CME Term SOFR 1 month Index + 1.3595%, 5.6788% 1/25/2036 (b)(d)	15,643	15,578
Porsche Finl Auto Securitization Tr 2023-2 Series 2023-2A Class A3, 5.79% 1/22/2029 (c)	564,000	568,710
Porsche Innovative Lease Owner Trust Series 2024-2A Class A3, 4.35% 10/20/2027 (c)	902,000	902,035
PRPM LLC Series 2021-5 Class A1, 4.793% 6/25/2026 (c)(d)	2,438,739	2,426,282
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	260,000	260,867
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (c)	231,000	233,902
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (c)	188,000	188,245
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3, 5.47% 10/20/2028 (c)	1,424,000	1,436,955
Sfs Auto Receivables Securitization Trust Series 2024-1A Class A3, 4.95% 5/21/2029 (c)	440,000	442,570
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (c)	132,000	133,935
T-Mobile US Trust Series 2024-1A Class A, 5.05% 9/20/2029 (c)	1,036,000	1,044,970
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.2938% 9/25/2034 (b)(d)	110,208	113,591
Tesla Electric Vehicle Trust Series 2023-1 Class A3, 5.38% 6/20/2028 (c)	606,000	612,167
Tesla Series 2024-A Class A3, 5.3% 6/21/2027 (c)	555,000	558,906
Toyota Lease Owner Trust Series 2024-A Class A3, 5.25% 4/20/2027 (c)	250,000	251,986
Upstart Securitization Trust Series 2023-3 Class A, 6.9% 10/20/2033 (c)	352,666	356,049
Usaa Auto Owner Trust 2023-A Series 2023-A Class A3, 5.58% 5/15/2028 (c)	575,000	579,677
Verizon Master Trust Series 2023-2 Class A, 4.89% 4/13/2028	1,137,000	1,138,120
Verizon Master Trust Series 2023-4 Class A1A, 5.16% 6/20/2029	1,416,000	1,430,555
Verizon Master Trust Series 2023-5 Class A1A, 5.61% 9/8/2028	1,170,000	1,177,016
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	1,170,000	1,179,081
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A3, 5.48% 12/20/2028	878,000	892,411
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A3, 4.63% 7/20/2029	1,170,000	1,177,917
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (c)	94,000	93,806
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (c)	937,399	953,358
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (c)	1,158,305	1,171,355
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (c)	332,000	333,636
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1, 4.8% 9/19/2039 (c)	865,000	869,729
World Omni Auto Receivables Tr 2023-D Series 2023-D Class A3, 5.79% 2/15/2029	851,000	864,541
World Omni Auto Receivables Tr Series 2024-A Class A3, 4.86% 3/15/2029	1,300,000	1,308,313
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	142,000	143,029
World Omni Auto Receivables Trust Series 2024-B Class A3, 5.27% 9/17/2029	602,000	610,328
World Omni Auto Trust 2024-C Series 2024-C Class A3, 4.43% 12/17/2029	717,000	719,278
TOTAL UNITED STATES		54,194,437
TOTAL ASSET-BACKED SECURITIES (Cost $72,099,541)		72,605,232

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Financials - 0.2%
Banks - 0.2%
Morgan Stanley Bank NA 0% 7/14/2028 (d) (Cost $1,000,000)	1,000,000	1,008,198

Collateralized Mortgage Obligations - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (c)(d)	144,477	141,531
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (c)(d)	76,983	76,044
Fannie Mae Guaranteed REMICS Series 2001-40 Class Z, 6% 8/25/2031	19,700	20,079
Fannie Mae Guaranteed REMICS Series 2015-27 Class KF, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.7665% 5/25/2045 (b)(d)	284,392	282,812
Fannie Mae Guaranteed REMICS Series 2016-42 Class FL, U.S. 30-Day Avg. SOFR Index + 0.4645%, 4.8165% 7/25/2046 (b)(d)	301,551	300,608
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	178,408	177,219
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (c)(d)	516,750	497,984
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.5914% 7/20/2034 (b)(d)	869	805
TOTAL UNITED STATES		1,497,082
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,494,657)		1,497,082

Commercial Mortgage Securities - 4.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.3%
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (c)	1,502,000	1,413,758
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 5.4265% 9/15/2026 (b)(c)(d)	3,055,000	2,990,584
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.654% 3/15/2041 (b)(c)(d)	207,793	207,858
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.6838% 6/15/2041 (b)(c)(d)	279,000	279,174
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6047% 12/15/2039 (b)(c)(d)	127,000	126,960
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.9475% 5/15/2041 (c)(d)	530,215	531,209
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.7539% 2/15/2039 (b)(c)(d)	504,473	505,261
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.4603% 2/15/2035 (b)(c)(d)	309,000	308,419
BX Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4674% 3/15/2030 (b)(c)(d)	950,000	948,813
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (c)	4,794,079	4,719,874
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (c)	3,194,897	3,047,940
CSMC Trust Series 2017-CHOP Class A, Prime Rate -2.306%, 5.194% 7/15/2032 (b)(c)(d)	304,511	301,516
GS Mortgage Securities Trust Series 2011-GC5 Class AS, 5.1251% 8/10/2044 (c)(d)	2,807,934	2,696,431
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.9265% 9/15/2029 (b)(c)(d)	871,283	836,512
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4009% 11/15/2040 (b)(c)(d)	145,440	146,077
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.5548% 12/15/2039 (b)(c)(d)	392,000	392,123
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.1032% 10/15/2041 (b)(c)(d)	492,000	493,854
TOTAL UNITED STATES		19,946,363
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $20,585,557)		19,946,363

Non-Convertible Corporate Bonds - 62.0%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Glencore Funding LLC 5.338% 4/4/2027 (c)	1,250,000	1,267,860
CANADA - 1.8%
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
Rogers Communications Inc 3.2% 3/15/2027	2,000,000	1,941,741
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Canadian Natural Resources Ltd 2.05% 7/15/2025	4,381,000	4,337,488
Enbridge Inc 3.7% 7/15/2027	1,000,000	980,437
Enbridge Inc 5.9% 11/15/2026	549,000	560,466
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027 (c)	290,000	290,239
		6,168,630
TOTAL CANADA		8,110,371
CHINA - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	1,460,000	1,447,108
DENMARK - 0.3%
Financials - 0.3%
Banks - 0.3%
Danske Bank A/S 6.259% 9/22/2026 (c)(d)	1,228,000	1,238,552
FRANCE - 0.1%
Financials - 0.1%
Banks - 0.1%
Societe Generale SA 6.446% 1/10/2029 (c)(d)	974,000	1,010,940
GERMANY - 4.0%
Consumer Discretionary - 1.6%
Automobiles - 1.6%
Mercedes-Benz Finance North America LLC 4.75% 8/1/2027 (c)	1,250,000	1,255,075
Volkswagen Group of America Finance LLC 3.2% 9/26/2026 (c)	3,919,000	3,824,389
Volkswagen Group of America Finance LLC 5.8% 9/12/2025 (c)	1,500,000	1,509,099
Volkswagen Group of America Finance LLC 6% 11/16/2026 (c)	550,000	560,155
		7,148,718
Financials - 0.7%
Capital Markets - 0.7%
Deutsche Bank AG/New York NY 5.706% 2/8/2028 (d)	1,500,000	1,522,930
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (d)	1,790,000	1,873,857
		3,396,787
Health Care - 1.4%
Pharmaceuticals - 1.4%
Bayer US Finance II LLC 4.25% 12/15/2025 (c)	6,250,000	6,218,039
Industrials - 0.3%
Machinery - 0.3%
Daimler Truck Finance North America LLC 5% 1/15/2027 (c)	1,000,000	1,006,535
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (c)	399,000	403,836
		1,410,371
TOTAL GERMANY		18,173,915
IRELAND - 1.5%
Financials - 1.3%
Consumer Finance - 1.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	4,184,000	4,079,401
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	2,006,000	2,070,306
		6,149,707
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (c)	811,000	808,744
TOTAL IRELAND		6,958,451
ITALY - 0.3%
Utilities - 0.3%
Electric Utilities - 0.3%
Enel Finance International NV 5.125% 6/26/2029 (c)	1,230,000	1,241,064
JAPAN - 1.0%
Financials - 1.0%
Banks - 1.0%
Mitsubishi UFJ Financial Group Inc 5.354% 9/13/2028 (d)	900,000	917,409
Mitsubishi UFJ Financial Group Inc 5.422% 2/22/2029 (d)	1,000,000	1,022,418
Mizuho Financial Group Inc 5.414% 9/13/2028 (d)	2,400,000	2,448,842

TOTAL JAPAN		4,388,669
NETHERLANDS - 0.7%
Financials - 0.7%
Banks - 0.7%
Cooperatieve Rabobank UA 5.564% 2/28/2029 (c)(d)	1,500,000	1,536,145
ING Groep NV 4.55% 10/2/2028	1,500,000	1,490,815

TOTAL NETHERLANDS		3,026,960
NORWAY - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Equinor ASA 1.75% 1/22/2026	909,000	888,164
SPAIN - 0.5%
Financials - 0.5%
Banks - 0.5%
Banco Santander SA 5.365% 7/15/2028 (d)	2,400,000	2,431,004
SWITZERLAND - 0.6%
Financials - 0.6%
Capital Markets - 0.6%
UBS Group AG 3.869% 1/12/2029 (c)(d)	1,063,000	1,039,436
UBS Group AG 6.442% 8/11/2028 (c)(d)	1,509,000	1,566,229

TOTAL SWITZERLAND		2,605,665
UNITED KINGDOM - 6.2%
Consumer Staples - 1.4%
Tobacco - 1.4%
BAT International Finance PLC 1.668% 3/25/2026	6,600,000	6,397,012
Financials - 4.7%
Banks - 4.7%
Barclays PLC 5.086% 2/25/2029 (d)	1,400,000	1,408,720
Barclays PLC 5.674% 3/12/2028 (d)	1,250,000	1,271,251
Barclays PLC 6.496% 9/13/2027 (d)	2,370,000	2,430,270
HSBC Holdings PLC 1.645% 4/18/2026 (d)	4,469,000	4,450,703
HSBC Holdings PLC 4.92% 3/3/2029 (d)	719,000	720,496
HSBC Holdings PLC 5.597% 5/17/2028 (d)	1,500,000	1,523,841
HSBC Holdings PLC 5.887% 8/14/2027 (d)	2,390,000	2,430,906
HSBC Holdings PLC 6.161% 3/9/2029 (d)	1,500,000	1,556,471
Lloyds Banking Group PLC 5.087% 11/26/2028 (d)	282,000	284,015
Lloyds Banking Group PLC 5.871% 3/6/2029 (d)	2,570,000	2,648,890
NatWest Group PLC 5.516% 9/30/2028 (d)	1,820,000	1,853,615
NatWest Markets PLC 5.416% 5/17/2027 (c)	1,000,000	1,018,535
		21,597,713
Industrials - 0.1%
Aerospace & Defense - 0.1%
BAE Systems PLC 5% 3/26/2027 (c)	440,000	443,797
TOTAL UNITED KINGDOM		28,438,522
UNITED STATES - 44.3%
Communication Services - 4.2%
Diversified Telecommunication Services - 1.1%
AT&T Inc 1.7% 3/25/2026	3,100,000	3,008,247
AT&T Inc 2.3% 6/1/2027	1,000,000	952,016
Verizon Communications Inc 4.125% 3/16/2027	1,000,000	993,573
		4,953,836
Media - 1.5%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	1,000,000	967,400
Charter Communications Operating LLC / Charter Communications Operating Capital 6.15% 11/10/2026	870,000	888,050
Discovery Communications LLC 4.9% 3/11/2026	1,460,000	1,459,779
Warnermedia Holdings Inc 3.788% 3/15/2025	3,700,000	3,697,486
		7,012,715
Wireless Telecommunication Services - 1.6%
T-Mobile USA Inc 2.25% 2/15/2026	1,600,000	1,564,446
T-Mobile USA Inc 3.5% 4/15/2025	4,500,000	4,493,208
T-Mobile USA Inc 3.75% 4/15/2027	1,540,000	1,515,920
		7,573,574
Consumer Discretionary - 4.0%
Automobiles - 2.9%
American Honda Finance Corp 4.9% 7/9/2027	1,000,000	1,009,611
General Motors Financial Co Inc 1.25% 1/8/2026	4,954,000	4,808,693
General Motors Financial Co Inc 5.25% 3/1/2026	3,100,000	3,109,809
General Motors Financial Co Inc 5.4% 5/8/2027	1,500,000	1,516,811
Hyundai Capital America 5.45% 6/24/2026 (c)	873,000	881,846
Hyundai Capital America 5.8% 6/26/2025 (c)	1,500,000	1,504,264
		12,831,034
Hotels, Restaurants & Leisure - 0.2%
Starbucks Corp 2% 3/12/2027	1,000,000	953,852
Household Durables - 0.2%
Toll Brothers Finance Corp 4.875% 3/15/2027	1,000,000	1,002,039
Specialty Retail - 0.7%
Advance Auto Parts Inc 5.9% 3/9/2026	574,000	576,245
AutoNation Inc 4.5% 10/1/2025	1,460,000	1,457,067
AutoZone Inc 5.05% 7/15/2026	1,000,000	1,007,864
O'Reilly Automotive Inc 5.75% 11/20/2026	393,000	400,607
		3,441,783
TOTAL CONSUMER DISCRETIONARY		18,228,708

Consumer Staples - 1.1%
Beverages - 0.2%
Constellation Brands Inc 3.5% 5/9/2027	1,000,000	978,582
Consumer Staples Distribution & Retail - 0.7%
Dollar General Corp 4.625% 11/1/2027	1,000,000	1,000,106
Dollar Tree Inc 4% 5/15/2025	2,000,000	1,995,031
		2,995,137
Food Products - 0.2%
Bunge Ltd Fin Corp 4.1% 1/7/2028	698,000	689,642
The Campbell's Company 5.3% 3/20/2026	292,000	294,057
		983,699
TOTAL CONSUMER STAPLES		4,957,418

Energy - 3.3%
Oil, Gas & Consumable Fuels - 3.3%
DCP Midstream Operating LP 5.625% 7/15/2027	1,555,000	1,585,994
Diamondback Energy Inc 5.2% 4/18/2027	1,364,000	1,381,140
Energy Transfer LP 2.9% 5/15/2025	1,800,000	1,791,925
Energy Transfer LP 5.5% 6/1/2027	1,000,000	1,015,407
MPLX LP 1.75% 3/1/2026	5,000,000	4,858,062
Occidental Petroleum Corp 5% 8/1/2027	875,000	878,323
ONEOK Inc 4.25% 9/24/2027	119,000	117,852
Phillips 66 3.85% 4/9/2025	3,100,000	3,096,903
Williams Cos Inc/The 5.4% 3/2/2026	290,000	292,178
		15,017,784
Financials - 21.3%
Banks - 11.9%
Bank of America Corp 4.948% 7/22/2028 (d)	5,000,000	5,033,975
Bank of America Corp 5.202% 4/25/2029 (d)	8,000,000	8,112,931
Citigroup Inc 3.52% 10/27/2028 (d)	2,107,000	2,044,211
Citigroup Inc 3.668% 7/24/2028 (d)	1,400,000	1,366,904
Citigroup Inc 3.887% 1/10/2028 (d)	2,000,000	1,973,852
Citigroup Inc 4.075% 4/23/2029 (d)	1,700,000	1,670,975
Citigroup Inc 4.786% 3/4/2029 (d)	1,400,000	1,403,872
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (d)	1,100,000	1,147,393
JPMorgan Chase & Co 2.083% 4/22/2026 (d)	5,000,000	4,981,189
JPMorgan Chase & Co 2.182% 6/1/2028 (d)	1,000,000	948,715
JPMorgan Chase & Co 4.851% 7/25/2028 (d)	5,000,000	5,021,383
JPMorgan Chase & Co 4.979% 7/22/2028 (d)	2,500,000	2,519,777
JPMorgan Chase & Co 5.571% 4/22/2028 (d)	861,000	877,185
PNC Financial Services Group Inc/The 5.3% 1/21/2028 (d)	568,000	575,782
PNC Financial Services Group Inc/The 5.354% 12/2/2028 (d)	2,000,000	2,037,984
Santander Holdings USA Inc 3.244% 10/5/2026	1,000,000	976,893
Santander Holdings USA Inc 6.124% 5/31/2027 (d)	410,000	416,406
Santander Holdings USA Inc 6.499% 3/9/2029 (d)	989,000	1,029,704
Truist Financial Corp 4.873% 1/26/2029 (d)	1,120,000	1,125,723
Truist Financial Corp 6.047% 6/8/2027 (d)	900,000	915,685
US Bancorp 4.653% 2/1/2029 (d)	2,100,000	2,098,837
Wells Fargo & Co 2.393% 6/2/2028 (d)	1,780,000	1,694,002
Wells Fargo & Co 3.526% 3/24/2028 (d)	1,400,000	1,368,981
Wells Fargo & Co 3.584% 5/22/2028 (d)	1,000,000	976,221
Wells Fargo & Co 4.808% 7/25/2028 (d)	2,000,000	2,004,052
Wells Fargo & Co 4.9% 1/24/2028 (d)	914,000	918,610
Wells Fargo & Co 5.707% 4/22/2028 (d)	1,500,000	1,530,468
		54,771,710
Capital Markets - 5.0%
Athene Global Funding 4.95% 1/7/2027 (c)	1,134,000	1,138,798
Athene Global Funding 5.516% 3/25/2027 (c)	3,000,000	3,047,706
Bank of New York Mellon Corp/The 3.992% 6/13/2028 (d)	1,000,000	989,232
Blackstone Private Credit Fund 7.3% 11/27/2028	1,300,000	1,387,715
Goldman Sachs Group Inc/The 2.64% 2/24/2028 (d)	3,000,000	2,886,880
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (d)	1,400,000	1,371,988
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (d)	1,130,000	1,114,197
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (d)	1,000,000	996,319
Intercontinental Exchange Inc 3.625% 9/1/2028	1,500,000	1,455,115
Morgan Stanley 2.475% 1/21/2028 (d)	1,400,000	1,346,155
Morgan Stanley 3.591% 7/22/2028 (d)	1,000,000	972,696
Morgan Stanley 3.772% 1/24/2029 (d)	2,111,000	2,060,538
Morgan Stanley 5.123% 2/1/2029 (d)	1,507,000	1,526,447
Morgan Stanley 5.164% 4/20/2029 (d)	1,630,000	1,650,650
Sammons Financial Group Global Funding 5.05% 1/10/2028 (c)	1,000,000	1,007,130
		22,951,566
Consumer Finance - 2.0%
American Express Co 6.338% 10/30/2026 (d)	500,000	505,665
Capital One Financial Corp 7.149% 10/29/2027 (d)	2,000,000	2,074,958
Ford Motor Credit Co LLC 5.8% 3/5/2027	1,500,000	1,510,677
Ford Motor Credit Co LLC 6.95% 6/10/2026	5,000,000	5,095,234
		9,186,534
Financial Services - 1.1%
Aon Corp / Aon Global Holdings PLC 2.85% 5/28/2027	2,000,000	1,930,476
Corebridge Global Funding 4.65% 8/20/2027 (c)	424,000	425,159
Corebridge Global Funding 4.9% 1/7/2028 (c)	557,000	561,764
Corebridge Global Funding 5.75% 7/2/2026 (c)	1,200,000	1,219,075
Fiserv Inc 5.45% 3/2/2028	900,000	921,551
		5,058,025
Insurance - 1.3%
Arthur J Gallagher & Co 4.6% 12/15/2027	762,000	762,967
Equitable Financial Life Global Funding 1.7% 11/12/2026 (c)	2,000,000	1,910,752
Jackson National Life Global Funding 4.9% 1/13/2027 (c)	1,079,000	1,084,005
Jackson National Life Global Funding 5.55% 7/2/2027 (c)	832,000	847,900
MassMutual Global Funding II 5.1% 4/9/2027 (c)	1,000,000	1,014,792
Metropolitan Tower Global Funding 4% 10/1/2027 (c)	416,000	411,041
		6,031,457
TOTAL FINANCIALS		97,999,292

Health Care - 2.3%
Biotechnology - 0.2%
Amgen Inc 5.15% 3/2/2028	900,000	914,921
Health Care Providers & Services - 1.9%
Centene Corp 2.45% 7/15/2028	570,000	519,309
Cigna Group/The 3.4% 3/1/2027	1,000,000	980,016
CVS Health Corp 3% 8/15/2026	1,460,000	1,427,116
CVS Health Corp 5% 2/20/2026	1,500,000	1,503,491
HCA Inc 3.125% 3/15/2027	1,000,000	970,561
HCA Inc 5% 3/1/2028	590,000	594,776
HCA Inc 5.875% 2/15/2026	1,400,000	1,406,039
Icon Investments Six DAC 5.809% 5/8/2027	1,224,000	1,249,801
		8,651,109
Pharmaceuticals - 0.2%
Haleon US Capital LLC 3.375% 3/24/2027	1,000,000	978,134
TOTAL HEALTH CARE		10,544,164

Industrials - 2.1%
Aerospace & Defense - 1.6%
Boeing Co 2.196% 2/4/2026	1,750,000	1,707,620
Boeing Co 5.04% 5/1/2027	1,000,000	1,003,654
Boeing Co 6.259% 5/1/2027	1,010,000	1,037,560
L3Harris Technologies Inc 5.4% 1/15/2027	2,000,000	2,028,290
RTX Corp 3.125% 5/4/2027	1,000,000	970,934
RTX Corp 5.75% 11/8/2026	593,000	604,480
		7,352,538
Machinery - 0.3%
Ingersoll Rand Inc 5.197% 6/15/2027	1,500,000	1,520,973
Trading Companies & Distributors - 0.2%
Air Lease Corp 3.625% 4/1/2027	1,000,000	975,874
TOTAL INDUSTRIALS		9,849,385

Information Technology - 1.9%
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp 5.05% 4/5/2027	222,000	224,710
Dell International LLC / EMC Corp 6.02% 6/15/2026	1,144,000	1,160,519
		1,385,229
IT Services - 0.2%
CDW LLC / CDW Finance Corp 4.25% 4/1/2028	1,000,000	980,254
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom Inc 5.05% 7/12/2027	1,500,000	1,518,260
Micron Technology Inc 5.327% 2/6/2029	660,000	670,483
Micron Technology Inc 6.75% 11/1/2029	441,000	473,641
		2,662,384
Software - 0.5%
Oracle Corp 2.8% 4/1/2027	1,000,000	965,502
Oracle Corp 4.8% 8/3/2028	1,300,000	1,311,273
		2,276,775
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co 4.4% 9/25/2027	566,000	563,436
Hewlett Packard Enterprise Co 4.45% 9/25/2026	697,000	696,113
		1,259,549
TOTAL INFORMATION TECHNOLOGY		8,564,191

Materials - 0.8%
Chemicals - 0.8%
Celanese US Holdings LLC 6.05% 3/15/2025	1,460,000	1,460,300
Celanese US Holdings LLC 6.415% 7/15/2027 (d)	900,000	922,446
Westlake Corp 3.6% 8/15/2026	1,460,000	1,440,195
		3,822,941
Real Estate - 0.8%
Specialized REITs - 0.8%
American Tower Corp 3.125% 1/15/2027	1,400,000	1,362,352
Crown Castle Inc 1.35% 7/15/2025	444,000	437,981
Crown Castle Inc 4% 3/1/2027	2,000,000	1,977,624
		3,777,957
Utilities - 2.5%
Electric Utilities - 1.8%
Duke Energy Corp 3.15% 8/15/2027	1,000,000	968,100
Eversource Energy 2.9% 3/1/2027	1,000,000	966,352
Exelon Corp 5.15% 3/15/2029	286,000	290,421
FirstEnergy Corp 1.6% 1/15/2026	476,000	463,400
FirstEnergy Corp 2.05% 3/1/2025	2,724,000	2,724,000
FirstEnergy Pennsylvania Electric Co 5.15% 3/30/2026 (c)	550,000	552,062
Georgia Power Co 5.004% 2/23/2027	425,000	429,698
Southern Co/The 5.15% 10/6/2025	1,400,000	1,404,330
Vistra Operations Co LLC 5.05% 12/30/2026 (c)	323,000	324,092
		8,122,455
Gas Utilities - 0.2%
CenterPoint Energy Resources Corp 5.25% 3/1/2028	900,000	916,389
Multi-Utilities - 0.5%
Dominion Energy Inc 3.6% 3/15/2027	1,000,000	980,526
DTE Energy Co 4.95% 7/1/2027	394,000	397,130
WEC Energy Group Inc 5.15% 10/1/2027	1,000,000	1,014,266
		2,391,922
TOTAL UTILITIES		11,430,766

TOTAL UNITED STATES		203,732,731
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $282,936,827)		284,959,976

U.S. Government Agency - Mortgage Securities - 0.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.8%
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	271,103	269,771
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	140,303	139,614
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	381,589	379,715
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	2,391,421	2,346,792
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2034	679,044	698,184
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	116	122
Freddie Mac Gold Pool 8.5% 5/1/2026	11	11
Freddie Mac Gold Pool 8.5% 5/1/2027	16	16
Freddie Mac Gold Pool 8.5% 6/1/2027	1,021	1,047
Freddie Mac Gold Pool 8.5% 7/1/2027	43	43
Freddie Mac Gold Pool 8.5% 7/1/2028	119	121
Freddie Mac Gold Pool 8.5% 8/1/2026	104	106
Freddie Mac Gold Pool 8.5% 8/1/2027	297	304
Freddie Mac Gold Pool 8.5% 8/1/2027	2,127	2,188
Ginnie Mae I Pool 7% 1/15/2028	797	804
Ginnie Mae I Pool 7% 1/15/2028	196	198
Ginnie Mae I Pool 7% 1/15/2029	1,026	1,041
Ginnie Mae I Pool 7% 1/15/2029	184	187
Ginnie Mae I Pool 7% 1/15/2031	386	396
Ginnie Mae I Pool 7% 1/15/2032	203	207
Ginnie Mae I Pool 7% 10/15/2028	703	714
Ginnie Mae I Pool 7% 10/15/2028	1,026	1,044
Ginnie Mae I Pool 7% 10/15/2028	84	85
Ginnie Mae I Pool 7% 11/15/2027	177	179
Ginnie Mae I Pool 7% 11/15/2028	414	421
Ginnie Mae I Pool 7% 11/15/2028	1,468	1,491
Ginnie Mae I Pool 7% 12/15/2028	333	338
Ginnie Mae I Pool 7% 12/15/2028	218	221
Ginnie Mae I Pool 7% 12/15/2029	164	167
Ginnie Mae I Pool 7% 2/15/2028	68	69
Ginnie Mae I Pool 7% 2/15/2030	2,101	2,151
Ginnie Mae I Pool 7% 2/15/2031	171	176
Ginnie Mae I Pool 7% 2/15/2032	188	194
Ginnie Mae I Pool 7% 3/15/2028	34	33
Ginnie Mae I Pool 7% 3/15/2031	127	131
Ginnie Mae I Pool 7% 3/15/2031	304	312
Ginnie Mae I Pool 7% 3/15/2031	56	58
Ginnie Mae I Pool 7% 3/15/2032	574	591
Ginnie Mae I Pool 7% 3/15/2032	1,198	1,227
Ginnie Mae I Pool 7% 4/15/2028	199	202
Ginnie Mae I Pool 7% 4/15/2028	332	334
Ginnie Mae I Pool 7% 4/15/2028	4,389	4,427
Ginnie Mae I Pool 7% 4/15/2029	55	55
Ginnie Mae I Pool 7% 4/15/2029	857	871
Ginnie Mae I Pool 7% 4/15/2032	429	440
Ginnie Mae I Pool 7% 4/15/2032	623	639
Ginnie Mae I Pool 7% 5/15/2029	655	666
Ginnie Mae I Pool 7% 5/15/2031	3,245	3,337
Ginnie Mae I Pool 7% 5/15/2032	747	767
Ginnie Mae I Pool 7% 6/15/2028	2,393	2,429
Ginnie Mae I Pool 7% 6/15/2028	543	551
Ginnie Mae I Pool 7% 6/15/2028	231	234
Ginnie Mae I Pool 7% 6/15/2029	122	123
Ginnie Mae I Pool 7% 6/15/2032	2,118	2,176
Ginnie Mae I Pool 7% 6/15/2032	756	779
Ginnie Mae I Pool 7% 7/15/2028	2,704	2,740
Ginnie Mae I Pool 7% 7/15/2028	261	265
Ginnie Mae I Pool 7% 7/15/2028	742	754
Ginnie Mae I Pool 7% 7/15/2029	617	629
Ginnie Mae I Pool 7% 7/15/2029	196	200
Ginnie Mae I Pool 7% 7/15/2031	423	432
Ginnie Mae I Pool 7% 7/15/2031	2,475	2,535
Ginnie Mae I Pool 7% 8/15/2028	277	280
Ginnie Mae I Pool 7% 8/15/2028	1,722	1,750
Ginnie Mae I Pool 7% 8/15/2028	1,075	1,093
Ginnie Mae I Pool 7% 8/15/2029	202	205
Ginnie Mae I Pool 7% 8/15/2032	244	251
Ginnie Mae I Pool 7% 8/15/2032	744	768
Ginnie Mae I Pool 7% 8/15/2032	16,264	16,706
Ginnie Mae I Pool 7% 9/15/2028	442	442
Ginnie Mae I Pool 7% 9/15/2028	358	362
Ginnie Mae I Pool 7% 9/15/2028	1,889	1,915
TOTAL UNITED STATES		3,899,826
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,188,630)		3,899,826

U.S. Treasury Obligations - 16.2%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Notes 4% 12/15/2027	3.97 to 4.28	30,854,800	30,878,358
US Treasury Notes 4.25% 11/30/2026	4.16 to 4.32	35,826,700	35,963,849
US Treasury Notes 4.625% 6/15/2027 (g)	3.57 to 4.14	7,513,400	7,619,057
TOTAL U.S. TREASURY OBLIGATIONS (Cost $74,251,289)			74,461,264

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $8,550,077)	4.35	8,548,367	8,550,077

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $465,106,578)	466,928,018
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(6,876,921)
NET ASSETS - 100.0%	460,051,097

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2 Year US Treasury Notes Contracts (United States)	231	Jun 2025	47,809,781	286,549	286,549

The notional amount of futures purchased as a percentage of Net Assets is 10.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $112,375,402 or 24.4% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $350,067.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	160,392	96,430,537	88,040,852	115,586	-	-	8,550,077	8,548,367	0.0%
Fidelity Securities Lending Cash Central Fund	-	8,939,343	8,939,343	124	-	-	-	-	0.0%
Total	160,392	105,369,880	96,980,195	115,710	-	-	8,550,077	8,548,367

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	72,605,232	-	72,605,232	-

Bank Notes
Financials	1,008,198	-	1,008,198	-

Collateralized Mortgage Obligations	1,497,082	-	1,497,082	-

Commercial Mortgage Securities	19,946,363	-	19,946,363	-

Non-Convertible Corporate Bonds
Communication Services	21,481,866	-	21,481,866	-
Consumer Discretionary	25,377,426	-	25,377,426	-
Consumer Staples	11,354,430	-	11,354,430	-
Energy	22,074,578	-	22,074,578	-
Financials	143,845,289	-	143,845,289	-
Health Care	16,762,203	-	16,762,203	-
Industrials	12,512,297	-	12,512,297	-
Information Technology	10,011,299	-	10,011,299	-
Materials	5,090,801	-	5,090,801	-
Real Estate	3,777,957	-	3,777,957	-
Utilities	12,671,830	-	12,671,830	-

U.S. Government Agency - Mortgage Securities	3,899,826	-	3,899,826	-

U.S. Treasury Obligations	74,461,264	-	74,461,264	-

Money Market Funds	8,550,077	8,550,077	-	-
Total Investments in Securities:	466,928,018	8,550,077	458,377,941	-
Derivative Instruments:

Assets
Futures Contracts	286,549	286,549	-	-
Total Assets	286,549	286,549	-	-
Total Derivative Instruments:	286,549	286,549	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	286,549	0
Total Interest Rate Risk	286,549	0
Total Value of Derivatives	286,549	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $456,556,501)	$458,377,941
Fidelity Central Funds (cost $8,550,077)	8,550,077

Total Investment in Securities (cost $465,106,578)		$466,928,018
Receivable for investments sold		7,603,834
Receivable for fund shares sold		3,284,498
Interest receivable		4,183,660
Distributions receivable from Fidelity Central Funds		24,652
Receivable for daily variation margin on futures contracts		75,797
Total assets		482,100,459
Liabilities
Payable for investments purchased	$18,525,107
Payable for fund shares redeemed	3,521,656
Other payables and accrued expenses	2,599
Total liabilities		22,049,362
Net Assets		$460,051,097
Net Assets consist of:
Paid in capital		$488,863,407
Total accumulated earnings (loss)		(28,812,310)
Net Assets		$460,051,097
Net Asset Value, offering price and redemption price per share ($460,051,097 ÷ 45,833,868 shares)		$10.04
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Interest		$10,351,085
Income from Fidelity Central Funds (including $124 from security lending)		115,710
Total income		10,466,795
Expenses
Independent trustees' fees and expenses	$629
Total expenses		629
Net Investment income (loss)		10,466,166
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,027)
Futures contracts	(799,843)
Total net realized gain (loss)		(800,870)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,012,332
Futures contracts	346,258
Total change in net unrealized appreciation (depreciation)		1,358,590
Net gain (loss)		557,720
Net increase (decrease) in net assets resulting from operations		$11,023,886
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,466,166	$20,024,677
Net realized gain (loss)	(800,870)	(2,474,554)
Change in net unrealized appreciation (depreciation)	1,358,590	18,994,339
Net increase (decrease) in net assets resulting from operations	11,023,886	36,544,462
Distributions to shareholders	(10,013,218)	(18,308,328)

Share transactions
Proceeds from sales of shares	28,574,939	68,158,044
Reinvestment of distributions	10,012,598	18,265,565
Cost of shares redeemed	(59,655,082)	(179,171,534)

Net increase (decrease) in net assets resulting from share transactions	(21,067,545)	(92,747,925)
Total increase (decrease) in net assets	(20,056,877)	(74,511,791)

Net Assets
Beginning of period	480,107,974	554,619,765
End of period	$460,051,097	$480,107,974

Other Information
Shares
Sold	2,856,329	6,940,771
Issued in reinvestment of distributions	1,000,023	1,858,391
Redeemed	(5,962,782)	(18,260,710)
Net increase (decrease)	(2,106,430)	(9,461,548)

Financial Highlights
Fidelity® Series Short-Term Credit Fund

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.01	$9.66	$9.61	$10.17	$10.27	$10.09
Income from Investment Operations
Net investment income (loss) A,B	.226	.384	.261	.136	.170	.252
Net realized and unrealized gain (loss)	.020	.318	.027	(.511)	(.073)	.180
Total from investment operations	.246	.702	.288	(.375)	.097	.432
Distributions from net investment income	(.216)	(.352)	(.238)	(.143) C	(.169)	(.252)
Distributions from net realized gain	-	-	-	(.042) C	(.028)	-
Total distributions	(.216)	(.352)	(.238)	(.185)	(.197)	(.252)
Net asset value, end of period	$10.04	$10.01	$9.66	$9.61	$10.17	$10.27
Total Return D,E	2.48%	7.40%	3.04%	(3.73)%	.95%	4.35%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- % I	-%	-%	-%	-%	-%
Expenses net of all reductions H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	4.55% I	3.91%	2.72%	1.36%	1.67%	2.49%
Supplemental Data
Net assets, end of period (000 omitted)	$460,051	$480,108	$554,620	$603,544	$2,304,598	$2,393,482
Portfolio turnover rate J	57 % I	72%	41%	36%	60%	62% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2025

1. Organization.
Fidelity Series Short-Term Credit Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to future contracts, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,009,175
Gross unrealized depreciation	(1,722,279)
Net unrealized appreciation (depreciation)	$4,286,896
Tax cost	$462,927,671

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(9,158,690)
Long-term	(23,918,166)
Total capital loss carryforward	$(33,076,856)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Series Short-Term Credit Fund	54,144,992

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Short-Term Credit Fund	48,698,682	111,850,214

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Short-Term Credit Fund	13	-	-

9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Short-Term Credit Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, collective investment trusts, and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies, collective investment trusts, and 529 plans.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds, collective investment trusts, and 529 plans that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through December 31, 2026.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9863240.109
SS1-SANN-0425
Fidelity® SAI Investment Grade Securitized Fund

Semi-Annual Report
February 28, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Investment Grade Securitized Fund
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 2.9%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	176,059	178,633
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)	661,445	669,154
TOTAL CANADA		847,787
UNITED STATES - 2.8%
Achv Abs Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (b)	128,109	128,408
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (b)	1,100,000	1,108,857
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (b)	173,027	173,424
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	766,000	771,434
Ari Fleet Lease Trust 2024-B Series 2024-B Class A2, 5.54% 4/15/2033 (b)	324,100	326,590
Bofa Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (b)	277,000	280,524
CarMax Auto Owner Trust Series 2023-2 Class A2A, 5.5% 6/15/2026	22,629	22,646
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	377,000	383,788
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	532,000	540,471
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (b)	90,943	90,138
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (b)	713,000	721,021
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (b)	69,629	69,874
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	171,000	173,654
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (b)	1,400,000	1,403,744
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	230,000	234,585
Dllmt 2024-1 LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	1,420,000	1,430,665
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (b)	679,271	684,014
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (b)	483,000	492,902
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/2033 (b)	4,600,000	4,502,516
Ford Credit Auto Owner Trust Series 2022-1 Class A, 3.88% 11/15/2034 (b)	1,900,000	1,878,921
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (b)	740,000	743,737
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3, 5.45% 6/16/2028	359,000	362,191
Gm Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	174,000	174,618
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	1,296,000	1,310,261
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/2034 (b)(c)	10,481	8,085
Honda Auto Receivables 2023-3 Owner Tr Series 2023-3 Class A3, 5.41% 2/18/2028	1,000,000	1,009,890
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (b)	1,200,000	1,212,471
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (b)	105,380	105,799
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	818,000	829,167
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (b)	1,002,123	1,012,244
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	724,000	732,409
OBX Trust Series 2024-HYB1 Class A1, 3.6263% 3/25/2053 (b)(d)	5,826,203	5,711,343
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (b)	781,597	790,737
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	621,000	621,810
SFS Auto Receivables Securitization Trust Series 2023-1A Class A2A, 5.89% 3/22/2027 (b)	31,323	31,379
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (b)	415,000	421,083
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/2051 (b)	969,090	886,802
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/2026 (b)	961,062	964,023
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (b)	145,743	146,078
Toyota Lease Owner Trust Series 2023-A Class A3, 4.93% 4/20/2026 (b)	130,434	130,562
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	1,084,000	1,089,341
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (b)	385,096	398,438
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028	284,034	284,379
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	214,000	215,551
TOTAL UNITED STATES		34,610,574
TOTAL ASSET-BACKED SECURITIES (Cost $34,767,213)		35,458,361

Collateralized Mortgage Obligations - 10.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 10.7%
Ajax Mortgage Loan Trust Series 2021-C Class A, 5.115% 1/25/2061 (b)	160,445	159,066
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (b)	1,608,616	1,399,801
CFMT LLC Series 2022-HB10 Class A, 3.25% 11/25/2035 (b)	597,239	591,941
CSMC Trust Series 2014-3R Class 2A1, CME Term SOFR 1 month Index + 0.8145%, 0% 5/27/2037 (b)(d)(f)(h)	70,297	6
CSMC Trust Series 2015-1R Class 6A1, CME Term SOFR 1 month Index + 0.3945%, 4.6216% 5/27/2037 (b)(d)(f)	78,604	77,899
Fannie Mae Guaranteed REMICS Series 1999-17 Class PG, 6% 4/25/2029	17,198	17,470
Fannie Mae Guaranteed REMICS Series 1999-32 Class PL, 6% 7/25/2029	23,682	24,117
Fannie Mae Guaranteed REMICS Series 1999-33 Class PK, 6% 7/25/2029	17,832	18,147
Fannie Mae Guaranteed REMICS Series 2001-20 Class Z, 6% 5/25/2031	22,550	23,016
Fannie Mae Guaranteed REMICS Series 2001-31 Class ZC, 6.5% 7/25/2031	7,622	7,721
Fannie Mae Guaranteed REMICS Series 2001-52 Class YZ, 6.5% 10/25/2031	3,351	3,468
Fannie Mae Guaranteed REMICS Series 2002-16 Class ZD, 6.5% 4/25/2032	5,846	6,013
Fannie Mae Guaranteed REMICS Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.0835% 11/25/2032 (d)(e)	1,991	50
Fannie Mae Guaranteed REMICS Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6335% 12/25/2033 (d)(e)	23,000	2,630
Fannie Mae Guaranteed REMICS Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6335% 3/25/2033 (d)(e)	4,611	471
Fannie Mae Guaranteed REMICS Series 2005-39 Class TE, 5% 5/25/2035	52,568	53,252
Fannie Mae Guaranteed REMICS Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.2535% 6/25/2035 (d)(e)	41,245	3,003
Fannie Mae Guaranteed REMICS Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 5.9371% 8/25/2035 (d)(f)	1,259	1,299
Fannie Mae Guaranteed REMICS Series 2005-79 Class ZC, 5.9% 9/25/2035	51,721	50,702
Fannie Mae Guaranteed REMICS Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.1735% 12/25/2036 (d)(e)	14,339	1,415
Fannie Mae Guaranteed REMICS Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 1.9735% 5/25/2037 (d)(e)	7,662	826
Fannie Mae Guaranteed REMICS Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 13.8211% 6/25/2037 (d)(f)	26,011	31,728
Fannie Mae Guaranteed REMICS Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 12.8011% 7/25/2037 (d)(f)	4,267	4,733
Fannie Mae Guaranteed REMICS Series 2010-135 Class ZA, 4.5% 12/25/2040	23,105	22,221
Fannie Mae Guaranteed REMICS Series 2010-150 Class ZC, 4.75% 1/25/2041	216,169	213,070
Fannie Mae Guaranteed REMICS Series 2011-4 Class PZ, 5% 2/25/2041	83,767	83,290
Fannie Mae Guaranteed REMICS Series 2011-67 Class AI, 4% 7/25/2026 (e)	542	5
Fannie Mae Guaranteed REMICS Series 2012-100 Class WI, 3% 9/25/2027 (e)	43,328	1,077
Fannie Mae Guaranteed REMICS Series 2012-149 Class DA, 1.75% 1/25/2043	21,710	20,116
Fannie Mae Guaranteed REMICS Series 2012-149 Class GA, 1.75% 6/25/2042	27,219	25,162
Fannie Mae Guaranteed REMICS Series 2012-67 Class AI, 4.5% 7/25/2027 (e)	503	9
Fannie Mae Guaranteed REMICS Series 2012-9 Class SH, 6.4355% - U.S. 30-Day Avg. SOFR Index 2.0835% 6/25/2041 (d)(e)	1,194	5
Fannie Mae Guaranteed REMICS Series 2013-133 Class IB, 3% 4/25/2032 (e)	5,843	33
Fannie Mae Guaranteed REMICS Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 1.5835% 1/25/2044 (d)(e)	27,577	2,924
Fannie Mae Guaranteed REMICS Series 2013-88 Class ZE, 3% 7/25/2043	7,145,825	6,346,340
Fannie Mae Guaranteed REMICS Series 2015-42 Class IL, 6% 6/25/2045 (e)	154,998	23,117
Fannie Mae Guaranteed REMICS Series 2015-70 Class JC, 3% 10/25/2045	206,878	196,687
Fannie Mae Guaranteed REMICS Series 2017-30 Class AI, 5.5% 5/25/2047 (e)	94,705	13,987
Fannie Mae Guaranteed REMICS Series 2020-3 Class DZ, 3.5% 2/25/2040	5,881,883	5,520,920
Fannie Mae Guaranteed REMICS Series 2020-51 Class BA, 2% 6/25/2046	5,832,242	5,154,987
Fannie Mae Guaranteed REMICS Series 2020-96 Class A, 1.5% 1/25/2051	12,857,500	10,022,942
Fannie Mae Guaranteed REMICS Series 2021-59 Class H, 2% 6/25/2048	185,670	153,589
Fannie Mae Guaranteed REMICS Series 2021-65 Class GA, 2% 7/25/2049	10,882,529	8,873,967
Fannie Mae Guaranteed REMICS Series 2021-66 Class DA, 2% 1/25/2048	196,750	163,870
Fannie Mae Guaranteed REMICS Series 2021-66 Class DM, 2% 1/25/2048	209,089	174,147
Fannie Mae Guaranteed REMICS Series 2021-68 Class KJ, 2.25% 10/25/2051	4,504,826	3,940,080
Fannie Mae Guaranteed REMICS Series 2021-69 Class JK, 1.5% 10/25/2051	399,429	334,517
Fannie Mae Guaranteed REMICS Series 2021-85 Class L, 2.5% 8/25/2048	172,639	151,567
Fannie Mae Guaranteed REMICS Series 2021-95 Class BA, 2.5% 6/25/2049	416,025	363,588
Fannie Mae Guaranteed REMICS Series 2021-95, 2.5% 9/25/2048	273,836	240,950
Fannie Mae Guaranteed REMICS Series 2021-96 Class AH, 2.5% 3/25/2049	3,170,298	2,778,708
Fannie Mae Guaranteed REMICS Series 2021-96 Class HA, 2.5% 2/25/2050	281,413	244,794
Fannie Mae Guaranteed REMICS Series 2022-1 Class KA, 3% 5/25/2048	263,842	241,564
Fannie Mae Guaranteed REMICS Series 2022-11 Class B, 3% 6/25/2049	493,929	451,807
Fannie Mae Guaranteed REMICS Series 2022-13 Class HA, 3% 8/25/2046	648,442	605,324
Fannie Mae Guaranteed REMICS Series 2022-13 Class JA, 3% 5/25/2048	372,682	341,292
Fannie Mae Guaranteed REMICS Series 2022-20 Class HC, 2.5% 4/25/2052	4,321,509	3,896,826
Fannie Mae Guaranteed REMICS Series 2022-3 Class D, 2% 2/25/2048	672,208	594,280
Fannie Mae Guaranteed REMICS Series 2022-3 Class N, 2% 10/25/2047	2,128,940	1,863,145
Fannie Mae Guaranteed REMICS Series 2022-4 Class B, 2.5% 5/25/2049	204,580	179,058
Fannie Mae Guaranteed REMICS Series 2022-49 Class TC, 4% 12/25/2048	233,378	226,113
Fannie Mae Guaranteed REMICS Series 2022-5 Class BA, 2.5% 12/25/2049	5,980,541	5,091,555
Fannie Mae Guaranteed REMICS Series 2022-5 Class DA, 2.25% 11/25/2047	1,260,036	1,116,546
Fannie Mae Guaranteed REMICS Series 2022-7 Class A, 3% 5/25/2048	374,829	343,234
Fannie Mae Guaranteed REMICS Series 2022-7 Class E, 2.5% 11/25/2047	402,113	360,366
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (e)	24,823	1,034
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 9/25/2054 (d)(f)	973,937	975,493
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.752% 2/25/2055 (d)(f)	1,614,593	1,618,089
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.752% 9/25/2054 (d)(f)	1,618,313	1,620,813
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 2/25/2055 (d)(f)	2,679,212	2,684,124
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.502% 2/25/2055 (d)(f)	846,583	848,616
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	453,734	428,863
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	755,082	741,180
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	515,186	471,708
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (d)(e)	11,982	2,197
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (d)(e)	7,347	1,147
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (e)	11,196	1,932
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (d)(e)	6,632	1,188
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (e)	21,707	3,536
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class CJ, 6.5% 4/15/2028	8,190	8,281
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	302,353	293,543
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	323,906	284,428
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	160,806	140,331
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	330,664	290,675
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	502,778	420,728
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	9,386	9,577
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	10,370	10,564
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	18,413	18,787
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	4,133	4,217
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	6,972	7,062
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	18,153	18,589
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2380 Class SY, 8.0855% - U.S. 30-Day Avg. SOFR Index 3.7469% 11/15/2031 (d)(e)	10,840	459
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	17,773	18,322
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	23,995	24,738
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2587 Class IM, 6.5% 3/15/2033 (e)	8,880	1,353
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	354,389	357,449
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	31,747	32,466
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	113,668	112,385
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	62,454	64,493
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	71,461	70,361
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	31,061	31,571
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.1469% 2/15/2036 (d)(e)	10,393	922
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	31,940	33,246
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	97,402	99,372
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.2069% 11/15/2036 (d)(e)	38,678	3,337
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.1269% 6/15/2037 (d)(e)	29,940	3,302
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	11,391	11,485
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	147,208	148,594
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	21,971	21,825
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	20,612	19,170
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (e)	14,011	946
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4281 Class AI, 4% 12/15/2028 (e)	70	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (e)	309	1
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (e)	60,425	2,341
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	74,148	73,092
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4492 Class LB, 4% 3/15/2044	4,697	4,687
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4506 Class LB, 4% 4/15/2044	8,766	8,747
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4522 Class LB, 4% 6/15/2044	8,889	8,867
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4535 Class LB, 4% 8/15/2044	9,476	9,452
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-4636 Class AE, 4% 7/15/2042	18,066	18,019
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4646 Class LA, 4% 9/15/2045	93,797	93,092
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4661 Class AC, 4% 4/15/2043	21,096	21,017
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4676 Class VD, 4% 8/15/2037	11,097	11,068
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	182,793	175,546
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4692 Class KB, 4% 10/15/2046	328,739	318,538
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4746 Class PA, 4% 2/15/2047	158,777	154,885
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5000 Class BA, 2% 4/25/2045	634,181	578,371
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	292,540	265,383
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5058 Class BE, 3% 11/25/2050	829,900	719,042
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5083 Class VA, 1% 8/15/2038	565,404	534,950
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5133 Class BA, 1.5% 7/25/2041	2,254,641	1,885,050
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	683,928	569,757
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	397,508	331,968
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	392,509	324,267
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	328,304	286,430
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	1,012,065	875,083
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	201,025	179,662
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	1,337,697	1,176,682
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	211,264	184,692
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	337,581	295,126
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	196,701	175,684
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	282,513	246,942
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	236,336	203,917
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	282,514	246,943
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	149,270	133,433
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	695,868	625,447
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5199, 3% 5/25/2048	9,643,220	8,814,846
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5200 Class C, 3% 5/25/2048	1,964,242	1,812,241
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5201 Class EB, 3% 2/25/2048	6,104,409	5,613,035
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	253,690	231,459
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	160,159	143,333
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	1,864,689	1,672,685
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5207 Class PA, 3% 6/25/2051	4,584,527	4,085,597
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class AB, 3% 1/25/2042	1,363,928	1,270,597
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CB, 3.25% 4/25/2052	3,345,680	3,129,677
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5248 Class A, 4% 4/15/2048	1,129,420	1,107,254
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 2/25/2055 (d)(f)	790,122	788,004
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.602% 10/25/2054 (d)(f)	1,507,044	1,510,789
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	21,829	22,250
Freddie Mac Non Gold Pool Series 1998-2104 Class PG, 6% 12/15/2028	7,108	7,247
Freddie Mac Non Gold Pool Series 1999-2114 Class ZM, 6% 1/15/2029	3,051	3,113
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	2,129	2,164
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.74% 8/20/2060 (d)(f)(g)	19,701	19,636
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.94% 4/20/2061 (d)(f)(g)	7,335	7,330
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 5.09% 5/20/2061 (d)(f)(g)	1,691	1,691
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (g)	2,707	2,633
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	33,649	30,541
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.58% 8/20/2066 (d)(f)(g)	101,028	100,394
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	49,328	48,793
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.0737% 5/16/2034 (d)(e)	30,152	1,927
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 2.7737% 8/17/2034 (d)(e)	10,157	871
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.2637% 6/16/2037 (d)(e)	17,733	1,716
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	305,637	295,838
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	67,414	65,190
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (e)	4,744	226
Ginnie Mae REMIC pass-thru certificates Series 2011-52 Class HI, 7% 4/16/2041 (e)	99,143	12,589
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	140,177	137,210
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	89,939	82,653
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	374,734	335,960
Ginnie Mae REMIC pass-thru certificates Series 2019-11 Class F, CME Term SOFR 1 month Index + 0.5145%, 4.8263% 1/20/2049 (d)(f)	67,255	66,712
Ginnie Mae REMIC pass-thru certificates Series 2019-128 Class FH, CME Term SOFR 1 month Index + 0.6145%, 4.9263% 10/20/2049 (d)(f)	117,782	115,591
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.8763% 2/20/2049 (d)(f)	224,377	221,091
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (b)	902,442	869,981
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (b)	835,555	780,722
New York Mortgage Trust Series 2021-SP1 Class A1, 4.6696% 8/25/2061 (b)	295,657	289,283
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (b)	777,897	718,802
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (b)	1,173,141	1,095,064
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (b)	28,415	28,059
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (b)	72,782	70,979
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (b)	1,906,347	1,801,807
PRPM LLC Series 2021-RPL1 Class A1, 1.319% 7/25/2051 (b)	110,271	101,708
PRPM LLC Series 2024-RPL1 Class A1, 4.2% 12/25/2064 (b)	6,718,519	6,528,910
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(d)	730,389	703,865
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (b)	252,512	241,079
RMF Buyout Issuance Trust Series 2021-HB1 Class A, 1.2586% 11/25/2031 (b)	23,713	23,641
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 5.0738% 9/25/2043 (d)(f)	206,310	197,518
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 7.42% 9/25/2033 (d)	22,389	22,501
TOTAL UNITED STATES		130,794,034
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $129,544,477)		130,794,034

Commercial Mortgage Securities - 15.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 15.5%
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	259,000	243,784
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.462% 1/15/2039 (b)(d)(f)	1,632,431	1,627,840
BANK Series 2017-BNK5 Class A5, 3.39% 6/15/2060	1,480,783	1,438,779
BANK Series 2017-BNK5 Class ASB, 3.179% 6/15/2060	271,114	267,178
BANK Series 2018-BN10 Class A4, 3.428% 2/15/2061	388,942	375,524
BANK Series 2018-BN10 Class ASB, 3.641% 2/15/2061	497,278	491,255
BANK Series 2018-BN13 Class A4, 3.953% 8/15/2061	600,000	587,474
BANK Series 2018-BN15 Class A3, 4.138% 11/15/2061	2,450,553	2,398,447
BANK Series 2019-BN19 Class ASB, 3.071% 8/15/2061	993,469	962,334
BANK Series 2020-BN25 Class XB, 0.4365% 1/15/2063 (d)(e)	6,959,678	133,181
BANK Series 2021-BN33 Class XA, 1.0458% 5/15/2064 (d)(e)	4,807,272	213,667
BBCMS Mortgage Trust Series 2021-C11 Class A1, 0.752% 9/15/2054	2,232,421	2,177,798
Benchmark Mortgage Trust Series 2018-B2 Class ASB, 3.7802% 2/15/2051	459,686	454,843
Benchmark Mortgage Trust Series 2018-B7 Class A4, 4.51% 5/15/2053	400,000	391,981
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.7554% 12/15/2062 (d)(e)	11,816,999	266,778
Benchmark Mortgage Trust Series 2021-B28 Class A1, 0.5974% 8/15/2054	2,632,525	2,551,704
Benchmark Mortgage Trust Series 2023-V3 Class XA, 0.8139% 7/15/2056 (d)(e)	44,586,519	1,120,918
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 5.4265% 9/15/2026 (b)(d)(f)	752,731	736,859
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.654% 3/15/2041 (b)(d)(f)	2,539,062	2,539,856
BMO Mortgage Trust Series 2023-C6 Class XA, 0.7867% 9/15/2056 (d)(e)	18,801,995	1,017,823
BMO Mortgage Trust Series 2024-5C5 Class A3, 5.8574% 2/15/2057	700,000	727,471
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7035% 3/15/2041 (b)(d)(f)	3,292,790	3,296,906
BX Commercial Mortgage Trust Series 2021-VINO Class A, CME Term SOFR 1 month Index + 0.7668%, 5.0788% 5/15/2038 (b)(d)(f)	121,765	121,613
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.8029% 4/15/2037 (b)(d)(f)	201,738	201,801
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.5027% 12/9/2040 (b)(d)(f)	408,125	409,273
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6047% 12/15/2039 (b)(d)(f)	325,000	324,898
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.9475% 5/15/2041 (b)(d)	1,650,273	1,653,367
BX Trust 2019-OC11 Series 2019-OC11 Class XA, 0.742% 12/9/2041 (b)(d)(e)	114,700,000	3,555,172
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2265% 2/15/2036 (b)(d)(f)	154,000	153,808
BX Trust Series 2021-MFM1 Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1265% 1/15/2034 (b)(d)(f)	1,775,826	1,771,941
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.0965% 6/15/2038 (b)(d)(f)	2,350,534	2,344,658
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 6.2519% 4/15/2037 (b)(d)(f)	3,681,300	3,682,450
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.7537% 4/15/2041 (b)(d)(f)	2,049,811	2,052,373
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.7539% 2/15/2039 (b)(d)(f)	6,787,542	6,798,147
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.0031% 3/15/2041 (b)(d)(f)	562,922	563,274
BX Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4674% 3/15/2030 (b)(d)(f)	2,503,000	2,499,872
CAMB Commercial Mortgage Trust Series 2019-LIFE Class A, CME Term SOFR 1 month Index + 1.367%, 5.679% 12/15/2037 (b)(d)(f)	1,650,000	1,650,000
CD Mortgage Trust Series 2017-CD5 Class A3, 3.171% 8/15/2050	750,000	719,085
CD Mortgage Trust Series 2018-CD7 Class ASB, 4.213% 8/15/2051	169,499	168,454
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	1,583,583	1,547,223
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3, 3.197% 8/15/2050	4,838,234	4,662,240
Citigroup Commercial Mortgage Trust Series 2015-GC33 Class XA, 0.848% 9/10/2058 (d)(e)	6,867,153	12,651
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A4, 3.209% 5/10/2049	8,600,000	8,434,513
Citigroup Commercial Mortgage Trust Series 2016-P4 Class A4, 2.902% 7/10/2049	3,389,000	3,291,274
Citigroup Commercial Mortgage Trust Series 2016-P6 Class XA, 0.5491% 12/10/2049 (d)(e)	6,013,898	44,555
Citigroup Commercial Mortgage Trust Series 2017-P7 Class AAB, 3.509% 4/14/2050	379,691	375,810
Citigroup Commercial Mortgage Trust Series 2018-C6 Class A3, 4.145% 11/10/2051	1,500,000	1,459,418
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class XA, 1.0322% 8/10/2056 (d)(e)	4,672,733	157,605
COMM Mortgage Trust Series 2015-CR24 Class A5, 3.696% 8/10/2048	1,230,000	1,223,855
COMM Mortgage Trust Series 2017-CD4 Class ASB, 3.317% 5/10/2050	188,546	185,638
CSAIL Commercial Mortgage Trust Series 2015-C4 Class A3, 3.5438% 11/15/2048	1,610,183	1,602,495
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class ASB, 3.3269% 11/15/2050	162,934	161,165
DBJPM Mortgage Trust Series 2017-C6 Class ASB, 3.121% 6/10/2050	332,787	326,822
DTP Coml Mtg Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (b)(d)	163,000	166,909
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1275% 11/15/2038 (b)(d)(f)	3,555,861	3,543,638
ELP Commercial Mortgage Trust Series 2021-ELP Class B, CME Term SOFR 1 month Index + 1.2347%, 5.5467% 11/15/2038 (b)(d)(f)	2,207,431	2,199,842
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	51,737	51,422
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	1,100,000	1,072,677
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	988,289	961,893
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	2,400,000	2,339,083
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027	1,600,000	1,557,745
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	1,100,000	1,074,866
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	2,800,000	2,728,424
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	4,400,000	4,318,241
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028	1,300,000	1,284,465
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K077 Class A2, 3.85% 5/25/2028	4,200,000	4,141,196
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028	900,000	887,680
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	900,000	891,704
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K732 Class A2, 3.7% 5/25/2025	3,213,822	3,203,049
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K098 Class A2, 2.425% 8/25/2029	700,000	646,772
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K735 Class A2, 2.862% 5/25/2026	4,808,134	4,727,517
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	2,500,000	2,330,724
GS Mortgage Securities Trust Series 2015-GC30 Class A4, 3.382% 5/10/2050	1,984,029	1,978,776
GS Mortgage Securities Trust Series 2015-GC34 Class XA, 1.2063% 10/10/2048 (d)(e)	3,569,864	9,864
GS Mortgage Securities Trust Series 2017-GS8 Class AAB, 3.313% 11/10/2050	208,439	205,663
GS Mortgage Securities Trust Series 2018-GS10 Class A4, 3.89% 7/10/2051	1,500,000	1,439,891
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	400,000	385,335
GS Mortgage Securities Trust Series 2018-GS10 Class AAB, 4.106% 7/10/2051	130,703	129,404
GS Mortgage Securities Trust Series 2018-GS9 Class A4, 3.992% 3/10/2051	2,036,548	1,988,540
GS Mortgage Securities Trust Series 2019-GC38 Class A3, 3.703% 2/10/2052	1,400,000	1,354,150
GS Mortgage Securities Trust Series 2020-GC45 Class AAB, 2.8428% 2/13/2053	590,181	567,286
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.3765% 10/15/2036 (b)(d)(f)	1,116,351	1,109,384
Intown Mortgage Trust Series 2022-STAY Class A, CME Term SOFR 1 month Index + 2.4886%, 6.8006% 8/15/2039 (b)(d)(f)	816,405	818,666
JPMBB Commercial Mortgage Securities Trust Series 2015-C33 Class A3, 3.5043% 12/15/2048	475,657	472,768
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class ASB, 3.4743% 12/15/2049	1,400,708	1,385,894
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	264,676	260,930
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049	96,185	94,710
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (b)	443,741	421,554
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX, 1.116% 7/5/2033 (b)(d)(e)	3,810,547	56,710
LCCM Mortgage Trust Series 2017-LC26 Class A3, 3.289% 7/12/2050 (b)	126,923	122,563
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1265% 7/15/2038 (b)(d)(f)	332,189	331,566
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25 Class XA, 0.9824% 10/15/2048 (d)(e)	3,417,087	7,457
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34 Class ASB, 3.354% 11/15/2052	492,135	484,670
Morgan Stanley Capital I Trust Series 2017-HR2 Class A3, 3.33% 12/15/2050	594,277	571,915
Morgan Stanley Capital I Trust Series 2017-HR2 Class A4, 3.587% 12/15/2050	560,000	541,820
Morgan Stanley Capital I Trust Series 2018-BOP Class A, CME Term SOFR 1 month Index + 0.897%, 5.209% 8/15/2033 (b)(d)(f)	704,715	574,343
Morgan Stanley Capital I Trust Series 2018-L1 Class ASB, 4.238% 10/15/2051	2,735,771	2,716,525
Morgan Stanley Capital I Trust Series 2019-L2 Class A3, 3.806% 3/15/2052	6,380,020	6,140,645
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.1734% 6/15/2054 (d)(e)	1,036,998	48,138
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (b)(d)	1,186,185	1,143,623
MSWF Commercial Mortgage Trust Series 2023-2 Class XD, 3.0181% 12/15/2056 (b)(d)(e)	1,500,000	296,193
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4009% 11/15/2040 (b)(d)(f)	210,931	211,854
OPG Trust Series 2021-PORT Class A, CME Term SOFR 1 month Index + 0.5985%, 4.9105% 10/15/2036 (b)(d)(f)	3,648,648	3,630,405
SREIT Trust Series 2021-FLWR Class A, CME Term SOFR 1 month Index + 0.691%, 5.003% 7/15/2036 (b)(d)(f)	2,241,389	2,231,583
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.1571% 11/15/2038 (b)(d)(f)	953,703	951,915
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.5061% 11/15/2038 (b)(d)(f)	850,698	849,103
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.5548% 12/15/2039 (b)(d)(f)	1,083,000	1,083,341
UBS Commercial Mortgage Trust Series 2017-C4 Class ASB, 3.366% 10/15/2050	357,088	351,514
UBS Commercial Mortgage Trust Series 2017-C7 Class ASB, 3.586% 12/15/2050	1,151,395	1,136,373
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 0.9721% 12/15/2050 (d)(e)	4,973,091	115,718
UBS Commercial Mortgage Trust Series 2018-C12 Class A4, 4.0299% 8/15/2051	2,469,981	2,424,246
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	300,000	292,141
Wells Fargo Commercial Mortgage Trust Series 2015-C31 Class XA, 0.9362% 11/15/2048 (d)(e)	3,636,221	8,131
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4FL, CME Term SOFR 1 month Index + 1.1645%, 5.4763% 7/15/2048 (b)(d)(f)	4,000,000	4,004,942
Wells Fargo Commercial Mortgage Trust Series 2017-C38 Class ASB, 3.261% 7/15/2050	147,364	145,544
Wells Fargo Commercial Mortgage Trust Series 2017-C40 Class A3, 3.317% 10/15/2050	6,565,000	6,359,548
Wells Fargo Commercial Mortgage Trust Series 2017-C41 Class A3, 3.21% 11/15/2050	5,000,000	4,811,883
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class ASB, 3.488% 12/15/2050	164,854	162,918
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class XA, 0.8556% 12/15/2050 (d)(e)	7,136,556	140,517
Wells Fargo Commercial Mortgage Trust Series 2018-C45 Class ASB, 4.147% 6/15/2051	3,247,266	3,219,981
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 0.9035% 8/15/2051 (d)(e)	3,583,219	74,655
Wells Fargo Commercial Mortgage Trust Series 2018-C47 Class ASB, 4.365% 9/15/2061	730,443	726,253
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.6265% 5/15/2031 (b)(d)(f)	13,457,000	13,400,802
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.3026% 8/15/2041 (b)(d)(f)	1,000,000	1,005,605
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.003% 8/15/2041 (b)(d)(f)	2,500,000	2,514,148
TOTAL UNITED STATES		189,817,800
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $187,023,060)		189,817,800

U.S. Government Agency - Mortgage Securities - 122.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 122.8%
Fannie Mae 2.5% 1/1/2052	603,436	508,641
Fannie Mae 3.5% 12/1/2036	107,762	104,318
Fannie Mae 3.5% 5/1/2036	82,656	80,092
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 5.945% 4/1/2037 (d)(f)	6,679	6,814
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 6.71% 1/1/2035 (d)(f)	1,617	1,652
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 7.428% 6/1/2036 (d)(f)	941	960
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.596%, 6.596% 3/1/2036 (d)(f)	5,604	5,740
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.609%, 7.436% 8/1/2035 (d)(f)	15,110	15,435
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.634%, 6.896% 11/1/2036 (d)(f)	1,299	1,329
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.684%, 7.063% 5/1/2036 (d)(f)	997	1,020
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.73%, 6.716% 3/1/2040 (d)(f)	5,410	5,562
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.859% 7/1/2035 (d)(f)	1,240	1,268
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.5% 8/1/2041 (d)(f)	7,445	7,649
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.635% 1/1/2042 (d)(f)	11,749	12,097
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 7.12% 12/1/2040 (d)(f)	130,677	134,730
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.398% 2/1/2042 (d)(f)	5,072	5,230
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.583% 3/1/2035 (d)(f)	1,379	1,403
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.912% 6/1/2036 (d)(f)	10,646	10,848
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.28%, 7.24% 10/1/2033 (d)(f)	2,061	2,099
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	1,472,187	1,300,604
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	999,900	879,925
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	2,381,966	1,812,165
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	569,541	504,763
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	543,723	481,881
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	394,669	349,780
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	297,030	263,246
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	269,643	238,974
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	2,704,134	2,226,458
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	273,607	242,488
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	1,241,224	1,100,050
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	584,053	515,982
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	574,754	507,767
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	311,607	275,290
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	1,923,370	1,463,271
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	752,624	664,906
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	747,802	660,646
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	237,426	209,383
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	913,593	757,655
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	1,132,604	998,829
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	777,750	685,888
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	406,572	358,550
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	63,425	56,191
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2051	90,985	69,220
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	809,230	712,133
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	828,553	729,137
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	137,683	105,995
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	606,694	461,564
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2036	576,374	507,216
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2036	826,761	727,560
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	855,228	752,612
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	2,280,867	2,076,330
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	164,474	133,467
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	200,551	161,427
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	472,363	428,971
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040	307,561	264,936
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	982,195	839,176
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	931,439	759,628
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	61,998	50,349
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	2,019,678	1,643,977
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	2,676,243	2,168,372
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	149,333	121,181
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	726,988	621,141
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	585,986	500,611
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	576,424	467,036
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,509,039	1,222,669
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	2,373,483	1,928,259
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	316,874	256,741
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	3,318,389	2,671,029
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	1,087,005	987,150
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	510,340	415,407
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	474,184	384,198
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	675,948	546,828
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	400,401	324,417
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	114,162	110,973
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	8,330,266	7,093,054
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	73,841	59,920
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	25,657	20,700
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	978,373	792,707
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	394,142	316,759
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2042	1,763,274	1,497,535
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	13,247,588	10,646,655
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	1,058,188	858,698
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	55,573	45,096
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	40,356	32,559
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	352,235	285,832
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	217,160	175,611
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	171,153	138,192
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	678,148	545,005
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,055,003	858,751
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	308,061	250,274
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	372,762	321,523
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	13,850,983	11,131,583
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	999,384	810,980
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	8,625,309	6,931,879
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	157,621	127,906
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	270,642	233,395
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	686,876	588,070
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	363,866	295,611
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	618,615	501,994
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	234,661	189,982
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	29,620	23,888
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	102,101	82,343
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	441,055	355,288
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	272,483	259,704
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2037	1,402,476	1,305,183
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2040	43,368	38,560
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	381,053	321,073
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	12,706,258	10,833,278
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	319,632	268,021
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	918,801	774,177
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	270,213	257,665
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	35,593	33,972
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	125,271	113,846
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2041	993,995	874,498
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	460,640	391,875
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	2,443,531	2,051,269
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	538,249	453,525
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	7,034,573	5,940,478
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,266,167	1,066,073
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	175,342	167,277
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	558,161	517,521
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2040	836,817	741,888
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	105,989	93,645
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	2,445,219	2,050,393
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	2,306,886	1,952,419
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,030,915	869,932
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	794,691	670,595
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	486,682	463,861
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	2,153,146	2,053,047
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	19,857	16,651
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	587,075	496,134
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	713,672	604,012
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	116,657	109,074
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	344,718	323,390
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	255,117	239,332
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	151,996	145,003
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	18,937	15,957
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	32,390	27,130
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	361,590	321,590
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	1,031,413	870,674
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	270,438	257,993
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	2,226,733	2,024,142
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	35,708	34,163
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	117,721	104,520
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	277,721	245,621
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	27,912	24,609
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	75,092	66,604
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	840,232	706,399
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,541,651	1,307,176
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	20,724	17,462
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	10,035,039	8,455,463
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	13,901,159	11,713,032
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2040	708,709	628,646
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	1,326,032	1,128,080
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	3,153,045	2,679,399
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2037	12,602,588	11,763,760
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	1,041,892	917,940
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	1,257,670	1,067,959
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	48,725	46,594
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2041	1,701,358	1,496,823
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	171,954	144,350
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	4,888,952	4,159,124
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	37,236	31,259
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	479,576	458,696
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	216,318	196,323
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	551,280	483,767
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	44,942	40,787
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	334,453	300,183
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	1,077,030	958,256
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	860,874	760,826
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	4,656,511	4,084,788
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	180,121	158,006
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	18,505	17,812
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	121,005	117,302
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	89,560	81,242
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	430,217	385,999
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	96,487	87,651
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	412,378	369,994
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	1,526,757	1,354,093
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	108,951	95,813
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	742,634	653,774
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	778,985	753,038
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	1,094,858	1,058,663
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	71,165	68,156
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	250,452	239,548
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	27,874	25,279
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	4,260,517	3,794,665
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	1,008,109	886,540
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	525,735	462,829
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	198,284	173,939
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	379,959	334,852
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	211,520	205,808
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	630,693	607,134
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	4,088,786	3,933,297
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	83,352	80,858
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	44,277	40,360
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	536,736	486,834
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	76,506	69,390
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	507,673	460,189
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	536,849	476,136
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	1,480,256	1,315,627
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	679,678	598,139
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,107,349	974,504
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,024,887	898,411
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,168,242	1,024,441
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	99,102	95,705
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	33,519	32,298
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	151,729	136,134
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	2,044,014	1,814,769
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	1,059,930	942,048
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	264,978	232,279
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2037	466,997	442,724
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	169,073	153,365
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	149,049	134,965
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	729,018	661,674
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	679,130	617,248
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	2,100,717	1,865,113
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	239,661	217,479
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	136,174	122,306
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	148,525	131,728
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	406,181	391,374
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2033	232,002	223,403
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	244,055	236,929
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	52,191	47,431
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	602,039	545,900
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	728,806	654,128
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	320,524	290,497
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	914,718	810,699
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	2,669,385	2,365,831
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	179,280	162,561
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	508,956	492,168
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	317,964	288,506
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	883,248	783,636
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	17,650	16,515
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	281,519	260,470
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	54,579	50,584
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	729,587	678,912
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	16,429,919	15,344,191
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	226,880	206,797
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	76,994	70,468
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	52,968	49,497
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	16,408	15,340
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	5,709	5,326
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	78,308	72,697
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	2,518,454	2,327,001
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	690,909	642,921
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	13,840	12,894
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	15,085	14,078
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	5,800	5,418
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	11,913	11,094
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	3,459	3,210
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	359,921	328,173
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2054	59,272	53,780
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2035	519,881	507,001
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	9,487	8,854
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	151	149
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	486,608	450,225
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	51,540	47,767
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	89,263	82,589
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	4,850,992	4,527,210
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	11,360	10,618
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	135,825	126,052
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	70,304	65,245
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	207,144	189,131
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	606,873	550,877
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	84,953	79,102
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2047	46,389	42,993
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	104,100	97,073
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	11,349	10,591
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	76,676	71,477
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	17,797	16,596
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2049	28,843	26,497
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2050	212,425	193,688
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	302,489	274,767
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	13,456,002	12,285,899
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	14,656	13,715
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	54,985	53,674
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	170,858	166,786
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	502,415	467,263
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	1,089,361	999,058
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	218,713	213,499
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	12,651	11,810
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	233,617	218,545
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	95,011	88,026
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	74,257	68,890
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	76,384	71,429
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	36,657	34,256
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	15,712	14,723
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	50,949	47,267
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	444,092	413,246
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	336,286	325,376
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	11,944	11,564
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	4,637	4,495
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	213,050	204,434
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	6,883	6,666
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	14,258	13,829
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	11,762	11,352
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	33,147	31,667
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	127,201	123,088
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	11,627	11,293
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	94,678	91,516
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	51,380	48,893
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	8,492	8,206
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	144,731	139,069
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2038	4,369,414	4,265,789
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	282,173	273,047
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	10,879	10,549
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	14,901	14,377
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	6,813	6,584
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	30,770	29,754
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	17,107	16,590
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	41,570	40,293
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	21,302	20,588
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	14,060	13,540
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	21,666	20,911
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	129,159	124,665
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	189,199	182,716
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	104,146	99,105
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	18,746	18,085
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	97,390	94,103
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	131,130	126,659
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	45,660	44,121
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	25,183	24,301
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	74,604	71,692
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	50,875	48,890
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	15,096,306	14,500,512
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	2,361,210	2,233,084
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	991,805	940,466
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2040	4,607,729	4,479,733
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	43,764	41,116
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	1,716	1,667
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	11,030	10,686
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	21,543	20,886
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	25,797	24,244
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	830,948	787,936
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	9,814,303	9,433,086
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	6,440	6,172
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	5,290	5,183
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	45,401	45,066
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	9,796	9,709
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	35,985	35,549
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	88,051	87,468
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	810,959	795,825
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	93,459	92,667
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	27,857	27,608
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	7,845	7,738
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	1,446,104	1,395,617
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	68,062	67,454
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	140,677	139,422
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	180,968	179,312
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	62,678	62,035
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	455,504	451,620
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	122,934	121,857
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	35,041	34,676
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2025	266	265
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	632,980	630,464
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	44,788	44,274
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	6,826	6,690
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	8,152	8,065
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	7,725	7,654
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	464,420	454,157
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052	10,881,113	10,502,080
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	27,778	27,530
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	361,588	354,840
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	711,885	708,960
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	956,139	950,417
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,019,983	1,018,023
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	514,819	512,703
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	2,318,872	2,304,995
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052 (k)	2,477,803	2,466,846
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	47,117	47,600
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	215,825	217,434
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	26,093	26,338
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	453,630	455,593
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	11,171	11,298
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	567,576	573,339
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	7,248	7,339
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	23,177	23,402
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	1,454	1,473
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	10,948,454	10,934,254
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	49,379	49,654
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	29,836	29,983
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	25,418	25,544
Fannie Mae Mortgage pass-thru certificates 5.301% 8/1/2041 (d)	74,662	74,847
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	856,982	866,653
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	3,209,025	3,260,282
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	2,602,498	2,610,722
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	2,660,116	2,668,523
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	336,981	340,047
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	11,272,687	11,315,355
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	1,012,776	1,023,572
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	1,096,659	1,112,804
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	2,085,205	2,093,097
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	495,699	497,421
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	1,736,715	1,753,058
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	6,091,227	6,110,476
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	1,201,151	1,222,213
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	623,571	630,608
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	1,776,846	1,782,461
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	1,762,016	1,822,611
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	3,030,730	3,103,739
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	319,860	331,759
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	2,116,702	2,184,864
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	783,678	810,629
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	1,659,864	1,692,048
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	5,023,570	5,120,975
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	4,775,043	4,867,629
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	745,877	768,031
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	1,067,928	1,100,648
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	5,133,717	5,233,258
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	3,464,660	3,574,064
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	4,803,044	4,896,173
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	5,242,518	5,342,530
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2052	2,381,724	2,441,302
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	800,497	822,022
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	5,867,600	5,979,536
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	1,855,343	1,923,786
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	5,204,125	5,432,286
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	6,685	7,070
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	1,412,169	1,474,082
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	1,981	2,097
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	1,460,506	1,507,080
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2035	433	455
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2038	840	892
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	4,498,125	4,698,495
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2036	9,361	9,877
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	1,759,060	1,815,842
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	677	715
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	3,583,030	3,698,689
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	4,778,322	5,001,627
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	1,832	1,938
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	3,212	3,396
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	948,671	990,856
Fannie Mae Mortgage pass-thru certificates 6.752% 2/1/2039 (d)	23,241	23,967
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	1,965	1,983
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	689	695
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	441	444
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2028	548	559
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	22,201	23,257
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2026	178	177
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	1,094	1,103
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	1,209	1,221
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	135	137
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	38	38
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2032	1,276	1,355
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	7,364	7,870
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	1,345	1,436
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2032	3,969	4,215
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2032	3,259	3,480
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	833	888
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	1,541	1,646
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	471	502
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	335	356
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	282	300
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	187	198
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	6	5
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	1,371	1,435
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2025	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2032	20,255	21,624
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2030	93	97
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2032	5,089	5,447
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	4,673	4,958
Fannie Mae Mortgage pass-thru certificates 9% 10/1/2030	13,803	14,683
Freddie Mac Gold Pool 1.5% 1/1/2036	1,342,562	1,186,086
Freddie Mac Gold Pool 1.5% 1/1/2051	2,360,516	1,795,846
Freddie Mac Gold Pool 1.5% 10/1/2036	184,175	162,076
Freddie Mac Gold Pool 1.5% 11/1/2035	865,697	767,235
Freddie Mac Gold Pool 1.5% 11/1/2035	971,976	861,426
Freddie Mac Gold Pool 1.5% 11/1/2050	61,026	46,924
Freddie Mac Gold Pool 1.5% 12/1/2035	830,893	736,389
Freddie Mac Gold Pool 1.5% 12/1/2050	43,734	33,628
Freddie Mac Gold Pool 1.5% 2/1/2036	714,692	631,395
Freddie Mac Gold Pool 1.5% 2/1/2036	1,643,539	1,451,985
Freddie Mac Gold Pool 1.5% 2/1/2051	2,397,082	1,823,664
Freddie Mac Gold Pool 1.5% 3/1/2036	450,304	397,821
Freddie Mac Gold Pool 1.5% 3/1/2041	136,000	112,690
Freddie Mac Gold Pool 1.5% 3/1/2051	983,186	747,994
Freddie Mac Gold Pool 1.5% 4/1/2036	775,978	684,325
Freddie Mac Gold Pool 1.5% 4/1/2041	1,612,804	1,335,793
Freddie Mac Gold Pool 1.5% 4/1/2051	1,866,825	1,420,253
Freddie Mac Gold Pool 1.5% 5/1/2036	802,870	706,535
Freddie Mac Gold Pool 1.5% 6/1/2036	807,814	710,887
Freddie Mac Gold Pool 1.5% 6/1/2051	37,251	28,678
Freddie Mac Gold Pool 1.5% 7/1/2035	223,918	198,940
Freddie Mac Gold Pool 1.5% 7/1/2036	653,170	574,798
Freddie Mac Gold Pool 1.5% 8/1/2035	461,397	408,919
Freddie Mac Gold Pool 1.5% 8/1/2036	492,725	433,605
Freddie Mac Gold Pool 2% 1/1/2052	767,979	615,519
Freddie Mac Gold Pool 2% 10/1/2051	2,677,967	2,166,421
Freddie Mac Gold Pool 2% 10/1/2051	385,770	312,563
Freddie Mac Gold Pool 2% 10/1/2051	138,572	112,275
Freddie Mac Gold Pool 2% 11/1/2041	546,411	466,670
Freddie Mac Gold Pool 2% 11/1/2050	15,275	12,329
Freddie Mac Gold Pool 2% 11/1/2050	1,265,131	1,030,977
Freddie Mac Gold Pool 2% 11/1/2051	1,331,276	1,075,728
Freddie Mac Gold Pool 2% 11/1/2051	2,146,972	1,736,858
Freddie Mac Gold Pool 2% 11/1/2051	125,310	101,530
Freddie Mac Gold Pool 2% 11/1/2051	1,324,724	1,073,331
Freddie Mac Gold Pool 2% 11/1/2051	198,476	160,811
Freddie Mac Gold Pool 2% 11/1/2051	5,940,829	4,781,877
Freddie Mac Gold Pool 2% 12/1/2051	667,934	541,180
Freddie Mac Gold Pool 2% 12/1/2051	315,812	255,880
Freddie Mac Gold Pool 2% 12/1/2051	138,164	111,642
Freddie Mac Gold Pool 2% 12/1/2051	139,859	113,143
Freddie Mac Gold Pool 2% 12/1/2051	161,228	129,775
Freddie Mac Gold Pool 2% 2/1/2042	419,979	357,603
Freddie Mac Gold Pool 2% 2/1/2051	3,071,588	2,468,535
Freddie Mac Gold Pool 2% 2/1/2052	1,837,040	1,485,554
Freddie Mac Gold Pool 2% 3/1/2041	874,757	754,643
Freddie Mac Gold Pool 2% 3/1/2051	5,131,370	4,123,915
Freddie Mac Gold Pool 2% 3/1/2051	76,073	61,731
Freddie Mac Gold Pool 2% 3/1/2051	681,100	552,699
Freddie Mac Gold Pool 2% 3/1/2051	631,903	512,777
Freddie Mac Gold Pool 2% 3/1/2051	561,670	455,784
Freddie Mac Gold Pool 2% 3/1/2051	48,441	39,309
Freddie Mac Gold Pool 2% 3/1/2051	77,700	62,591
Freddie Mac Gold Pool 2% 3/1/2052	641,476	513,930
Freddie Mac Gold Pool 2% 4/1/2041	1,253,014	1,074,947
Freddie Mac Gold Pool 2% 4/1/2052	513,501	415,893
Freddie Mac Gold Pool 2% 5/1/2051	5,153,214	4,141,470
Freddie Mac Gold Pool 2% 5/1/2051	8,644,357	7,036,333
Freddie Mac Gold Pool 2% 5/1/2051	248,092	200,159
Freddie Mac Gold Pool 2% 5/1/2051	587,964	474,365
Freddie Mac Gold Pool 2% 6/1/2050	1,951,705	1,585,599
Freddie Mac Gold Pool 2% 6/1/2050	34,848,459	28,115,472
Freddie Mac Gold Pool 2% 8/1/2050	16,821	13,660
Freddie Mac Gold Pool 2% 8/1/2051	262,276	211,274
Freddie Mac Gold Pool 2% 9/1/2050	414,596	336,307
Freddie Mac Gold Pool 2% 9/1/2051	88,648	71,825
Freddie Mac Gold Pool 2% 9/1/2051	523,207	423,918
Freddie Mac Gold Pool 2.5% 10/1/2040	907,444	803,215
Freddie Mac Gold Pool 2.5% 10/1/2040	2,620,173	2,317,460
Freddie Mac Gold Pool 2.5% 10/1/2041	4,525,922	4,007,280
Freddie Mac Gold Pool 2.5% 11/1/2031	228,787	218,152
Freddie Mac Gold Pool 2.5% 11/1/2041	145,734	128,760
Freddie Mac Gold Pool 2.5% 11/1/2041	2,262,288	2,000,923
Freddie Mac Gold Pool 2.5% 11/1/2050	3,854,387	3,271,773
Freddie Mac Gold Pool 2.5% 11/1/2051	697,401	584,793
Freddie Mac Gold Pool 2.5% 12/1/2051	276,844	232,143
Freddie Mac Gold Pool 2.5% 12/1/2051	1,190,362	1,004,480
Freddie Mac Gold Pool 2.5% 2/1/2035	281,117	262,845
Freddie Mac Gold Pool 2.5% 2/1/2042	426,774	380,269
Freddie Mac Gold Pool 2.5% 2/1/2051	15,089	12,714
Freddie Mac Gold Pool 2.5% 2/1/2051	2,562,477	2,183,150
Freddie Mac Gold Pool 2.5% 2/1/2051	7,701,253	6,489,029
Freddie Mac Gold Pool 2.5% 3/1/2050	600,408	506,838
Freddie Mac Gold Pool 2.5% 3/1/2051	7,375,788	6,214,794
Freddie Mac Gold Pool 2.5% 4/1/2042	94,190	83,043
Freddie Mac Gold Pool 2.5% 4/1/2047	90,873	76,967
Freddie Mac Gold Pool 2.5% 4/1/2052	408,944	347,641
Freddie Mac Gold Pool 2.5% 5/1/2035	549,464	513,750
Freddie Mac Gold Pool 2.5% 5/1/2041	915,285	811,513
Freddie Mac Gold Pool 2.5% 5/1/2041	4,476,184	3,963,675
Freddie Mac Gold Pool 2.5% 5/1/2051	1,108,484	942,662
Freddie Mac Gold Pool 2.5% 6/1/2031	32,111	30,760
Freddie Mac Gold Pool 2.5% 6/1/2040	142,555	126,758
Freddie Mac Gold Pool 2.5% 6/1/2041	111,289	98,536
Freddie Mac Gold Pool 2.5% 7/1/2036	396,698	370,294
Freddie Mac Gold Pool 2.5% 7/1/2050	1,245,503	1,057,627
Freddie Mac Gold Pool 2.5% 7/1/2050	2,132,066	1,817,787
Freddie Mac Gold Pool 2.5% 7/1/2051	1,681,433	1,422,020
Freddie Mac Gold Pool 2.5% 8/1/2041	1,411,508	1,241,818
Freddie Mac Gold Pool 2.5% 8/1/2050	1,474,202	1,254,131
Freddie Mac Gold Pool 2.5% 9/1/2051	692,290	582,886
Freddie Mac Gold Pool 3% 1/1/2043	45,793	41,807
Freddie Mac Gold Pool 3% 1/1/2052	140,222	122,918
Freddie Mac Gold Pool 3% 1/1/2052	9,381,331	8,223,634
Freddie Mac Gold Pool 3% 10/1/2051	1,182,029	1,042,441
Freddie Mac Gold Pool 3% 11/1/2032	702,977	676,519
Freddie Mac Gold Pool 3% 11/1/2050	72,163	63,461
Freddie Mac Gold Pool 3% 11/1/2051	18,511	16,232
Freddie Mac Gold Pool 3% 11/1/2051	1,114,971	978,075
Freddie Mac Gold Pool 3% 11/1/2051	3,286,332	2,896,189
Freddie Mac Gold Pool 3% 12/1/2030	61,538	59,633
Freddie Mac Gold Pool 3% 12/1/2032	83,326	80,306
Freddie Mac Gold Pool 3% 12/1/2032	217,103	209,942
Freddie Mac Gold Pool 3% 12/1/2042	244,067	223,193
Freddie Mac Gold Pool 3% 12/1/2050	594,832	523,100
Freddie Mac Gold Pool 3% 12/1/2051	1,120,395	981,083
Freddie Mac Gold Pool 3% 2/1/2033	59,819	58,030
Freddie Mac Gold Pool 3% 2/1/2043	26,877	24,661
Freddie Mac Gold Pool 3% 2/1/2043	14,639	13,380
Freddie Mac Gold Pool 3% 3/1/2043	22,068	20,170
Freddie Mac Gold Pool 3% 3/1/2052	99,346	87,055
Freddie Mac Gold Pool 3% 3/1/2052	70,471	61,753
Freddie Mac Gold Pool 3% 3/1/2052	812,624	714,882
Freddie Mac Gold Pool 3% 4/1/2032	6,627	6,415
Freddie Mac Gold Pool 3% 4/1/2034	98,994	95,198
Freddie Mac Gold Pool 3% 4/1/2037	620,608	588,158
Freddie Mac Gold Pool 3% 4/1/2037	276,498	262,386
Freddie Mac Gold Pool 3% 4/1/2046	29,172	26,235
Freddie Mac Gold Pool 3% 4/1/2046	32,554	29,277
Freddie Mac Gold Pool 3% 5/1/2046	81,034	72,877
Freddie Mac Gold Pool 3% 5/1/2046	508,005	456,865
Freddie Mac Gold Pool 3% 5/1/2051	1,009,777	886,744
Freddie Mac Gold Pool 3% 5/1/2052	9,533,388	8,346,501
Freddie Mac Gold Pool 3% 6/1/2035	4,111,841	3,925,107
Freddie Mac Gold Pool 3% 6/1/2046	498,394	447,909
Freddie Mac Gold Pool 3% 6/1/2050	975,918	866,465
Freddie Mac Gold Pool 3% 6/1/2052	232,868	204,058
Freddie Mac Gold Pool 3% 7/1/2032	12,688	12,251
Freddie Mac Gold Pool 3% 8/1/2032	14,626	14,127
Freddie Mac Gold Pool 3% 8/1/2032	9,979	9,632
Freddie Mac Gold Pool 3% 8/1/2052	2,179,759	1,910,086
Freddie Mac Gold Pool 3% 9/1/2048	642,397	570,350
Freddie Mac Gold Pool 3% 9/1/2050	17,367	15,294
Freddie Mac Gold Pool 3% 9/1/2051	19,473	17,076
Freddie Mac Gold Pool 3% 9/1/2051	962,451	844,582
Freddie Mac Gold Pool 3.5% 1/1/2046	48,436	44,978
Freddie Mac Gold Pool 3.5% 1/1/2048	6,364	5,922
Freddie Mac Gold Pool 3.5% 10/1/2047	21,723	20,214
Freddie Mac Gold Pool 3.5% 11/1/2033	299,000	291,435
Freddie Mac Gold Pool 3.5% 11/1/2047	149,103	138,746
Freddie Mac Gold Pool 3.5% 12/1/2033	103,066	100,262
Freddie Mac Gold Pool 3.5% 12/1/2046	88,982	82,435
Freddie Mac Gold Pool 3.5% 12/1/2047	37,573	34,963
Freddie Mac Gold Pool 3.5% 2/1/2034	254,624	247,168
Freddie Mac Gold Pool 3.5% 2/1/2043	26,561	25,018
Freddie Mac Gold Pool 3.5% 2/1/2043	259,562	242,728
Freddie Mac Gold Pool 3.5% 2/1/2052	180,383	165,092
Freddie Mac Gold Pool 3.5% 3/1/2032	134,802	131,709
Freddie Mac Gold Pool 3.5% 3/1/2046	678,704	631,735
Freddie Mac Gold Pool 3.5% 4/1/2042	606,340	569,679
Freddie Mac Gold Pool 3.5% 4/1/2043	8,347	7,796
Freddie Mac Gold Pool 3.5% 4/1/2043	31,492	29,456
Freddie Mac Gold Pool 3.5% 4/1/2043	281,617	263,159
Freddie Mac Gold Pool 3.5% 4/1/2046	456,018	423,462
Freddie Mac Gold Pool 3.5% 4/1/2046	92,274	85,744
Freddie Mac Gold Pool 3.5% 4/1/2052 (i)	10,571,973	9,695,607
Freddie Mac Gold Pool 3.5% 5/1/2034	120,824	117,351
Freddie Mac Gold Pool 3.5% 5/1/2045	888,761	826,421
Freddie Mac Gold Pool 3.5% 5/1/2045	10,524	9,786
Freddie Mac Gold Pool 3.5% 5/1/2046	1,021,666	950,004
Freddie Mac Gold Pool 3.5% 5/1/2046	525,483	488,296
Freddie Mac Gold Pool 3.5% 5/1/2046	128,235	119,080
Freddie Mac Gold Pool 3.5% 5/1/2051	906,015	828,080
Freddie Mac Gold Pool 3.5% 5/1/2053	515,728	468,303
Freddie Mac Gold Pool 3.5% 6/1/2032	440,123	429,747
Freddie Mac Gold Pool 3.5% 6/1/2042	31,511	29,531
Freddie Mac Gold Pool 3.5% 6/1/2045	1,075,604	1,000,158
Freddie Mac Gold Pool 3.5% 6/1/2045	169,569	157,675
Freddie Mac Gold Pool 3.5% 7/1/2032	425,461	415,344
Freddie Mac Gold Pool 3.5% 7/1/2032	93,748	91,559
Freddie Mac Gold Pool 3.5% 7/1/2042	1,273,745	1,191,263
Freddie Mac Gold Pool 3.5% 7/1/2047	365,269	340,127
Freddie Mac Gold Pool 3.5% 8/1/2034	202,751	196,841
Freddie Mac Gold Pool 3.5% 8/1/2047	65,872	61,296
Freddie Mac Gold Pool 3.5% 8/1/2047	555,364	517,136
Freddie Mac Gold Pool 3.5% 8/1/2047	43,919	40,896
Freddie Mac Gold Pool 3.5% 9/1/2042	372,575	348,267
Freddie Mac Gold Pool 3.5% 9/1/2042	1,629,239	1,522,236
Freddie Mac Gold Pool 3.5% 9/1/2046	116,848	108,396
Freddie Mac Gold Pool 3.5% 9/1/2046	28,640	26,605
Freddie Mac Gold Pool 3.5% 9/1/2047	11,952	11,122
Freddie Mac Gold Pool 3.5% 9/1/2047	9,888	9,201
Freddie Mac Gold Pool 4% 1/1/2036	214,497	211,543
Freddie Mac Gold Pool 4% 1/1/2042	117,049	113,174
Freddie Mac Gold Pool 4% 1/1/2044	11,640	11,197
Freddie Mac Gold Pool 4% 10/1/2041	13,518	13,082
Freddie Mac Gold Pool 4% 10/1/2042	7,610	7,353
Freddie Mac Gold Pool 4% 10/1/2043	32,811	31,603
Freddie Mac Gold Pool 4% 10/1/2043	15,492	14,904
Freddie Mac Gold Pool 4% 10/1/2048	195,531	185,822
Freddie Mac Gold Pool 4% 10/1/2052	37,970	35,788
Freddie Mac Gold Pool 4% 10/1/2052	997,848	948,067
Freddie Mac Gold Pool 4% 11/1/2040	473,889	458,899
Freddie Mac Gold Pool 4% 11/1/2042	25,926	25,050
Freddie Mac Gold Pool 4% 11/1/2042	22,091	21,308
Freddie Mac Gold Pool 4% 11/1/2042	10,117	9,751
Freddie Mac Gold Pool 4% 11/1/2042	1,075	1,050
Freddie Mac Gold Pool 4% 11/1/2042	151,375	146,389
Freddie Mac Gold Pool 4% 11/1/2042	66,115	63,996
Freddie Mac Gold Pool 4% 11/1/2043	166,799	160,928
Freddie Mac Gold Pool 4% 11/1/2048	38,591	36,723
Freddie Mac Gold Pool 4% 12/1/2047	518,214	494,243
Freddie Mac Gold Pool 4% 2/1/2041	199,559	193,386
Freddie Mac Gold Pool 4% 2/1/2042	28,529	27,617
Freddie Mac Gold Pool 4% 2/1/2043	17,141	16,520
Freddie Mac Gold Pool 4% 2/1/2043	7,371	7,100
Freddie Mac Gold Pool 4% 2/1/2044	15,683	15,105
Freddie Mac Gold Pool 4% 2/1/2044	8,573	8,271
Freddie Mac Gold Pool 4% 2/1/2045	163,154	157,067
Freddie Mac Gold Pool 4% 2/1/2048	246,027	234,878
Freddie Mac Gold Pool 4% 3/1/2042	37,950	36,730
Freddie Mac Gold Pool 4% 3/1/2042	33,834	32,701
Freddie Mac Gold Pool 4% 3/1/2049	566,377	537,900
Freddie Mac Gold Pool 4% 4/1/2042	11,021	10,641
Freddie Mac Gold Pool 4% 4/1/2042	516,670	499,279
Freddie Mac Gold Pool 4% 4/1/2042	27,542	26,641
Freddie Mac Gold Pool 4% 4/1/2043	11,939	11,530
Freddie Mac Gold Pool 4% 4/1/2048	4,374	4,173
Freddie Mac Gold Pool 4% 4/1/2048	12,665	12,084
Freddie Mac Gold Pool 4% 4/1/2048	24,060	22,955
Freddie Mac Gold Pool 4% 4/1/2048	5,130	4,895
Freddie Mac Gold Pool 4% 4/1/2048	20,329	19,395
Freddie Mac Gold Pool 4% 5/1/2042	34,024	32,945
Freddie Mac Gold Pool 4% 5/1/2043	13,516	13,022
Freddie Mac Gold Pool 4% 5/1/2043	5,620	5,410
Freddie Mac Gold Pool 4% 5/1/2043	1,847	1,780
Freddie Mac Gold Pool 4% 5/1/2045	60,721	58,766
Freddie Mac Gold Pool 4% 5/1/2048	354,508	337,791
Freddie Mac Gold Pool 4% 5/1/2052	9,788,172	9,226,448
Freddie Mac Gold Pool 4% 6/1/2043	15,866	15,354
Freddie Mac Gold Pool 4% 6/1/2045	34,480	33,144
Freddie Mac Gold Pool 4% 6/1/2047	151,624	145,132
Freddie Mac Gold Pool 4% 6/1/2047	91,273	87,054
Freddie Mac Gold Pool 4% 6/1/2048	375,720	357,064
Freddie Mac Gold Pool 4% 7/1/2042	298,604	288,324
Freddie Mac Gold Pool 4% 7/1/2043	28,416	27,375
Freddie Mac Gold Pool 4% 7/1/2043	27,881	26,918
Freddie Mac Gold Pool 4% 7/1/2043	14,253	13,732
Freddie Mac Gold Pool 4% 7/1/2043	8,831	8,500
Freddie Mac Gold Pool 4% 7/1/2043	10,180	9,801
Freddie Mac Gold Pool 4% 7/1/2045	130,208	125,161
Freddie Mac Gold Pool 4% 7/1/2048	119,788	114,809
Freddie Mac Gold Pool 4% 8/1/2041	3,047	2,947
Freddie Mac Gold Pool 4% 8/1/2044	4,229	4,085
Freddie Mac Gold Pool 4% 8/1/2044	4,106	3,951
Freddie Mac Gold Pool 4% 8/1/2048	166,741	158,462
Freddie Mac Gold Pool 4% 9/1/2041	27,856	26,957
Freddie Mac Gold Pool 4% 9/1/2042	16,517	16,009
Freddie Mac Gold Pool 4% 9/1/2042	1,455,161	1,406,406
Freddie Mac Gold Pool 4% 9/1/2043	15,839	15,244
Freddie Mac Gold Pool 4% 9/1/2043	20,327	19,605
Freddie Mac Gold Pool 4% 9/1/2043	3,276	3,167
Freddie Mac Gold Pool 4% 9/1/2043	7,423	7,141
Freddie Mac Gold Pool 4% 9/1/2043	2,851	2,748
Freddie Mac Gold Pool 4% 9/1/2048	39,847	37,943
Freddie Mac Gold Pool 4% 9/1/2048	218,326	207,895
Freddie Mac Gold Pool 4.5% 1/1/2041	137,270	136,229
Freddie Mac Gold Pool 4.5% 10/1/2035	6,147	6,112
Freddie Mac Gold Pool 4.5% 10/1/2039	575,619	571,508
Freddie Mac Gold Pool 4.5% 10/1/2039	9,639	9,566
Freddie Mac Gold Pool 4.5% 10/1/2039	141,491	140,453
Freddie Mac Gold Pool 4.5% 10/1/2040	16,952	16,808
Freddie Mac Gold Pool 4.5% 10/1/2041	69,799	69,180
Freddie Mac Gold Pool 4.5% 10/1/2047	9,231	9,059
Freddie Mac Gold Pool 4.5% 11/1/2039	6,875	6,826
Freddie Mac Gold Pool 4.5% 11/1/2040	69,198	68,665
Freddie Mac Gold Pool 4.5% 11/1/2040	2,911,291	2,886,080
Freddie Mac Gold Pool 4.5% 11/1/2047	19,803	19,364
Freddie Mac Gold Pool 4.5% 12/1/2039	5,665	5,620
Freddie Mac Gold Pool 4.5% 12/1/2040	11,616	11,514
Freddie Mac Gold Pool 4.5% 12/1/2048	614,127	601,702
Freddie Mac Gold Pool 4.5% 2/1/2041	19,049	18,903
Freddie Mac Gold Pool 4.5% 2/1/2041	9,257	9,176
Freddie Mac Gold Pool 4.5% 2/1/2041	21,773	21,612
Freddie Mac Gold Pool 4.5% 2/1/2041	18,329	18,166
Freddie Mac Gold Pool 4.5% 2/1/2041	14,899	14,765
Freddie Mac Gold Pool 4.5% 2/1/2047	13,644	13,419
Freddie Mac Gold Pool 4.5% 3/1/2041	46,458	46,100
Freddie Mac Gold Pool 4.5% 3/1/2041	21,876	21,691
Freddie Mac Gold Pool 4.5% 3/1/2041	10,002	9,923
Freddie Mac Gold Pool 4.5% 3/1/2044	1,849	1,830
Freddie Mac Gold Pool 4.5% 3/1/2047	10,719	10,543
Freddie Mac Gold Pool 4.5% 4/1/2041	15,781	15,657
Freddie Mac Gold Pool 4.5% 4/1/2041	16,664	16,512
Freddie Mac Gold Pool 4.5% 5/1/2039	37,498	37,244
Freddie Mac Gold Pool 4.5% 5/1/2039	81,281	80,716
Freddie Mac Gold Pool 4.5% 5/1/2039	6,886	6,837
Freddie Mac Gold Pool 4.5% 5/1/2041	21,410	21,215
Freddie Mac Gold Pool 4.5% 5/1/2041	19,750	19,578
Freddie Mac Gold Pool 4.5% 6/1/2041	32,534	32,298
Freddie Mac Gold Pool 4.5% 6/1/2041	14,123	14,022
Freddie Mac Gold Pool 4.5% 6/1/2041	3,296	3,275
Freddie Mac Gold Pool 4.5% 7/1/2025	1,420	1,418
Freddie Mac Gold Pool 4.5% 7/1/2047	9,636	9,456
Freddie Mac Gold Pool 4.5% 8/1/2040	76,402	75,830
Freddie Mac Gold Pool 4.5% 8/1/2041	3,037	3,014
Freddie Mac Gold Pool 4.5% 8/1/2041	2,525	2,505
Freddie Mac Gold Pool 4.5% 9/1/2039	1,925	1,912
Freddie Mac Gold Pool 4.5% 9/1/2039	26,029	25,846
Freddie Mac Gold Pool 4.5% 9/1/2041	5,061	5,022
Freddie Mac Gold Pool 5% 1/1/2035	13,143	13,295
Freddie Mac Gold Pool 5% 1/1/2053	768,740	763,659
Freddie Mac Gold Pool 5% 10/1/2052	612,890	610,372
Freddie Mac Gold Pool 5% 11/1/2033	120,412	121,736
Freddie Mac Gold Pool 5% 11/1/2052	1,393,428	1,387,701
Freddie Mac Gold Pool 5% 11/1/2052	603,875	602,714
Freddie Mac Gold Pool 5% 12/1/2034	48,143	48,721
Freddie Mac Gold Pool 5% 12/1/2052	1,433,457	1,427,566
Freddie Mac Gold Pool 5% 12/1/2052	180,969	180,169
Freddie Mac Gold Pool 5% 12/1/2052	164,243	163,209
Freddie Mac Gold Pool 5% 12/1/2052	221,515	220,120
Freddie Mac Gold Pool 5% 5/1/2052	2,246,067	2,235,433
Freddie Mac Gold Pool 5% 6/1/2052	2,877,600	2,863,976
Freddie Mac Gold Pool 5% 6/1/2052	1,554,003	1,552,473
Freddie Mac Gold Pool 5% 6/1/2053	332,232	333,670
Freddie Mac Gold Pool 5% 7/1/2033	7,887	7,906
Freddie Mac Gold Pool 5% 7/1/2041	8,213	8,326
Freddie Mac Gold Pool 5% 8/1/2036	70,608	71,499
Freddie Mac Gold Pool 5.5% 1/1/2055	1,931,428	1,965,296
Freddie Mac Gold Pool 5.5% 2/1/2054	768,715	772,105
Freddie Mac Gold Pool 5.5% 3/1/2053 (j)(k)	3,155,203	3,208,558
Freddie Mac Gold Pool 5.5% 5/1/2053	934,681	944,644
Freddie Mac Gold Pool 5.5% 9/1/2052	2,084,024	2,108,845
Freddie Mac Gold Pool 6% 10/1/2034	13,020	13,449
Freddie Mac Gold Pool 6% 10/1/2054	2,132,116	2,205,439
Freddie Mac Gold Pool 6% 11/1/2028	817	833
Freddie Mac Gold Pool 6% 11/1/2053	536,398	550,486
Freddie Mac Gold Pool 6% 2/1/2029	625	639
Freddie Mac Gold Pool 6% 3/1/2053	3,673,440	3,796,324
Freddie Mac Gold Pool 6% 4/1/2032	16,558	17,166
Freddie Mac Gold Pool 6% 4/1/2054	3,870,588	3,994,019
Freddie Mac Gold Pool 6% 5/1/2033	12,708	13,128
Freddie Mac Gold Pool 6% 6/1/2029	1,097	1,121
Freddie Mac Gold Pool 6% 6/1/2029	243	248
Freddie Mac Gold Pool 6% 7/1/2029	2,779	2,850
Freddie Mac Gold Pool 6% 7/1/2029	36	36
Freddie Mac Gold Pool 6% 7/1/2039	3,629,358	3,723,619
Freddie Mac Gold Pool 6% 9/1/2033	22,224	23,103
Freddie Mac Gold Pool 6% 9/1/2036	51,371	54,055
Freddie Mac Gold Pool 6% 9/1/2054	576,443	593,204
Freddie Mac Gold Pool 6% 9/1/2054	1,969,857	2,042,525
Freddie Mac Gold Pool 6.5% 1/1/2032	21,195	22,096
Freddie Mac Gold Pool 6.5% 1/1/2054	2,183,610	2,281,392
Freddie Mac Gold Pool 6.5% 10/1/2032	13,943	14,571
Freddie Mac Gold Pool 6.5% 10/1/2053	550,682	574,825
Freddie Mac Gold Pool 6.5% 10/1/2053	535,598	559,414
Freddie Mac Gold Pool 6.5% 2/1/2037	1,700	1,793
Freddie Mac Gold Pool 6.5% 3/1/2032	2,192	2,286
Freddie Mac Gold Pool 6.5% 3/1/2032	1,194	1,249
Freddie Mac Gold Pool 6.5% 3/1/2037	1,269	1,349
Freddie Mac Gold Pool 6.5% 4/1/2032	1,085	1,133
Freddie Mac Gold Pool 6.5% 4/1/2032	1,008	1,051
Freddie Mac Gold Pool 6.5% 5/1/2031	2,476	2,579
Freddie Mac Gold Pool 6.5% 5/1/2033	29,408	30,428
Freddie Mac Gold Pool 6.5% 9/1/2039	21,482	22,860
Freddie Mac Gold Pool 6.5% 9/1/2053	304,589	317,943
Freddie Mac Gold Pool 6.5% 9/1/2053	318,055	332,323
Freddie Mac Gold Pool 7% 1/1/2036	3,580	3,771
Freddie Mac Gold Pool 7% 11/1/2026	397	401
Freddie Mac Gold Pool 7% 11/1/2034	5,792	6,102
Freddie Mac Gold Pool 7% 11/1/2034	7,503	7,954
Freddie Mac Gold Pool 7% 12/1/2026	1,317	1,332
Freddie Mac Gold Pool 7% 2/1/2027	166	165
Freddie Mac Gold Pool 7% 3/1/2026	751	754
Freddie Mac Gold Pool 7% 7/1/2026	262	262
Freddie Mac Gold Pool 7% 7/1/2029	9,943	10,416
Freddie Mac Gold Pool 7% 8/1/2026	2,043	2,061
Freddie Mac Gold Pool 7% 8/1/2034	4,811	5,138
Freddie Mac Gold Pool 7% 9/1/2026	2,293	2,315
Freddie Mac Gold Pool 7% 9/1/2035	14,952	15,786
Freddie Mac Gold Pool 7.5% 1/1/2027	33	33
Freddie Mac Gold Pool 7.5% 11/1/2029	1,024	1,072
Freddie Mac Gold Pool 7.5% 11/1/2029	204	211
Freddie Mac Gold Pool 7.5% 2/1/2032	77,734	82,673
Freddie Mac Gold Pool 7.5% 6/1/2027	392	401
Freddie Mac Gold Pool 7.5% 7/1/2034	34,315	35,875
Freddie Mac Gold Pool 7.5% 9/1/2030	216	226
Freddie Mac Gold Pool 7.5% 9/1/2031	1,741	1,842
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 6.5% 3/1/2036 (d)(f)	18,740	19,081
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.61% 12/1/2040 (d)(f)	56,181	57,631
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.293% 9/1/2041 (d)(f)	17,186	17,630
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.924%, 7.263% 10/1/2042 (d)(f)	7,859	8,081
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.961%, 7.711% 6/1/2033 (d)(f)	14,456	14,750
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 7.905% 7/1/2036 (d)(f)	6,631	6,798
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.2%, 6.825% 12/1/2036 (d)(f)	14,673	15,131
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.231%, 7.231% 5/1/2034 (d)(f)	313	317
Freddie Mac Non Gold Pool 5% 8/1/2053	1,086,798	1,075,199
Freddie Mac Non Gold Pool 5.5% 5/1/2053	6,121,362	6,200,007
Freddie Mac Non Gold Pool 5.5% 7/1/2053	5,219,957	5,278,865
Freddie Mac Non Gold Pool 5.5% 8/1/2053	500,596	506,246
Freddie Mac Non Gold Pool 5.5% 8/1/2053	868,562	879,721
Freddie Mac Non Gold Pool 5.5% 8/1/2053	2,057,084	2,083,513
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.635% 6/1/2037 (d)(f)	50,554	51,613
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 3.127%, 8.626% 10/1/2035 (d)(f)	220	226
Freddie Mac Non Gold Pool 6% 11/1/2054	1,722,536	1,774,237
Freddie Mac Non Gold Pool 6% 6/1/2053	345,460	355,937
Freddie Mac Non Gold Pool 6% 6/1/2053	290,701	299,244
Freddie Mac Non Gold Pool 6% 6/1/2053	308,485	316,877
Freddie Mac Non Gold Pool 6% 7/1/2053	238,208	245,208
Freddie Mac Non Gold Pool 6% 7/1/2053	269,819	278,002
Freddie Mac Non Gold Pool 6% 9/1/2053	1,089,126	1,118,412
Freddie Mac Non Gold Pool 6.5% 1/1/2055	1,038,806	1,086,135
Ginnie Mae I Pool 2.5% 1/20/2052	3,539,154	3,004,433
Ginnie Mae I Pool 2.5% 12/20/2051	1,299,491	1,103,155
Ginnie Mae I Pool 2.5% 12/20/2051	5,499,040	4,668,205
Ginnie Mae I Pool 2.5% 12/20/2051	2,873,401	2,439,266
Ginnie Mae I Pool 2.5% 8/20/2051	5,400,650	4,589,744
Ginnie Mae I Pool 2.5% 8/20/2051	1,092,821	928,735
Ginnie Mae I Pool 2.5% 8/20/2051	1,410,668	1,198,856
Ginnie Mae I Pool 2.5% 9/20/2051	2,647,214	2,249,736
Ginnie Mae I Pool 2.5% 9/20/2051	1,396,588	1,186,890
Ginnie Mae I Pool 3% 12/20/2042	162,924	148,347
Ginnie Mae I Pool 3% 3/20/2043	109,010	99,268
Ginnie Mae I Pool 3% 3/20/2043	45,630	41,580
Ginnie Mae I Pool 3% 4/15/2045	22,776	20,521
Ginnie Mae I Pool 3% 5/15/2043	25,590	23,090
Ginnie Mae I Pool 3% 6/15/2042	42,059	38,093
Ginnie Mae I Pool 3% 6/15/2043	65,840	59,867
Ginnie Mae I Pool 3% 6/15/2043	36,494	33,065
Ginnie Mae I Pool 3% 6/20/2042	195,847	179,107
Ginnie Mae I Pool 3% 7/15/2043	9,950	8,984
Ginnie Mae I Pool 3.5% 2/15/2043	211,000	195,844
Ginnie Mae I Pool 3.5% 3/15/2042	10,419	9,684
Ginnie Mae I Pool 3.5% 3/15/2043	144,802	134,618
Ginnie Mae I Pool 3.5% 5/20/2046	8,256	7,655
Ginnie Mae I Pool 3.5% 5/20/2046	11,743	10,901
Ginnie Mae I Pool 3.5% 5/20/2046	11,543	10,716
Ginnie Mae I Pool 3.5% 5/20/2046	13,268	12,317
Ginnie Mae I Pool 3.5% 5/20/2046	12,536	11,637
Ginnie Mae I Pool 3.5% 5/20/2046	23,531	21,844
Ginnie Mae I Pool 3.5% 6/20/2046	15,577	14,460
Ginnie Mae I Pool 3.5% 6/20/2046	49,433	45,890
Ginnie Mae I Pool 3.5% 6/20/2046	14,852	13,787
Ginnie Mae I Pool 3.5% 6/20/2046	5,393	5,010
Ginnie Mae I Pool 3.5% 6/20/2046	9,573	8,887
Ginnie Mae I Pool 3.5% 6/20/2046	18,448	17,125
Ginnie Mae I Pool 3.5% 6/20/2046	11,341	10,528
Ginnie Mae I Pool 3.5% 7/15/2043	17,005	15,813
Ginnie Mae I Pool 3.5% 7/20/2043	42,688	39,569
Ginnie Mae I Pool 3.5% 7/20/2046	814,268	756,404
Ginnie Mae I Pool 4% 1/15/2042	5,292	5,094
Ginnie Mae I Pool 4% 1/15/2043	20,903	20,060
Ginnie Mae I Pool 4% 10/15/2040	85,550	82,380
Ginnie Mae I Pool 4% 10/15/2040	32,891	31,688
Ginnie Mae I Pool 4% 10/15/2040	7,833	7,545
Ginnie Mae I Pool 4% 10/15/2040	3,459	3,334
Ginnie Mae I Pool 4% 10/15/2041	20,669	19,865
Ginnie Mae I Pool 4% 10/15/2041	140,325	134,866
Ginnie Mae I Pool 4% 10/15/2041	37,895	36,470
Ginnie Mae I Pool 4% 10/15/2041	2,342	2,256
Ginnie Mae I Pool 4% 10/15/2041	13,970	13,416
Ginnie Mae I Pool 4% 10/20/2052	17,400,664	16,450,584
Ginnie Mae I Pool 4% 11/15/2041	100,194	96,382
Ginnie Mae I Pool 4% 11/15/2042	5,805	5,573
Ginnie Mae I Pool 4% 12/15/2040	3,705	3,568
Ginnie Mae I Pool 4% 12/15/2040	9,184	8,851
Ginnie Mae I Pool 4% 12/15/2041	53,387	51,349
Ginnie Mae I Pool 4% 12/15/2041	30,980	29,775
Ginnie Mae I Pool 4% 12/15/2041	1,618	1,556
Ginnie Mae I Pool 4% 12/15/2042	6,609	6,351
Ginnie Mae I Pool 4% 2/15/2041	13,584	13,084
Ginnie Mae I Pool 4% 2/15/2042	83,571	80,330
Ginnie Mae I Pool 4% 2/15/2042	16,110	15,490
Ginnie Mae I Pool 4% 3/15/2040	13,623	13,115
Ginnie Mae I Pool 4% 3/15/2041	59,148	57,277
Ginnie Mae I Pool 4% 3/15/2041	5,995	5,773
Ginnie Mae I Pool 4% 3/15/2042	14,265	13,712
Ginnie Mae I Pool 4% 3/15/2042	7,579	7,277
Ginnie Mae I Pool 4% 3/15/2042	52,698	50,648
Ginnie Mae I Pool 4% 4/15/2042	10,883	10,455
Ginnie Mae I Pool 4% 4/15/2043	4,383	4,225
Ginnie Mae I Pool 4% 5/15/2041	68,184	66,048
Ginnie Mae I Pool 4% 5/15/2042	3,664	3,551
Ginnie Mae I Pool 4% 5/20/2049	196,149	185,607
Ginnie Mae I Pool 4% 6/15/2041	9,448	9,089
Ginnie Mae I Pool 4% 6/15/2041	6,856	6,624
Ginnie Mae I Pool 4% 6/15/2041	6,500	6,246
Ginnie Mae I Pool 4% 6/15/2041	89,086	85,706
Ginnie Mae I Pool 4% 6/15/2042	2,341	2,246
Ginnie Mae I Pool 4% 7/15/2041	7,365	7,095
Ginnie Mae I Pool 4% 7/15/2041	3,615	3,473
Ginnie Mae I Pool 4% 8/15/2041	8,465	8,154
Ginnie Mae I Pool 4% 8/15/2043	3,699	3,551
Ginnie Mae I Pool 4% 8/15/2043	5,179	4,960
Ginnie Mae I Pool 4% 9/15/2040	3,563	3,433
Ginnie Mae I Pool 4% 9/15/2041	48,739	46,873
Ginnie Mae I Pool 4% 9/15/2041	4,512	4,332
Ginnie Mae I Pool 4.5% 2/15/2040	1,423	1,400
Ginnie Mae I Pool 4.5% 2/15/2040	22,034	21,697
Ginnie Mae I Pool 4.5% 3/15/2040	180,865	177,989
Ginnie Mae I Pool 4.5% 3/15/2040	21,482	21,129
Ginnie Mae I Pool 4.5% 3/15/2040	31,925	31,413
Ginnie Mae I Pool 4.5% 3/15/2041	53,757	52,824
Ginnie Mae I Pool 4.5% 5/15/2039	2,138	2,105
Ginnie Mae I Pool 4.5% 5/15/2040	65,681	64,626
Ginnie Mae I Pool 4.5% 6/15/2040	59,524	58,558
Ginnie Mae I Pool 4.5% 6/15/2040	83,347	82,012
Ginnie Mae I Pool 4.5% 6/15/2040	17,778	17,489
Ginnie Mae I Pool 4.5% 6/15/2040	84,436	82,930
Ginnie Mae I Pool 4.5% 6/15/2040	27,969	27,526
Ginnie Mae I Pool 4.5% 6/15/2040	109,867	108,096
Ginnie Mae I Pool 4.5% 6/15/2040	82,987	81,663
Ginnie Mae I Pool 4.5% 6/15/2041	290,292	285,288
Ginnie Mae I Pool 4.5% 7/15/2040	87,830	86,423
Ginnie Mae I Pool 4.5% 7/15/2040	42,749	42,069
Ginnie Mae I Pool 4.5% 7/15/2040	33,082	32,549
Ginnie Mae I Pool 4.5% 7/15/2040	5,068	4,980
Ginnie Mae I Pool 4.5% 7/15/2040	56,785	55,875
Ginnie Mae I Pool 4.5% 7/15/2040	24,020	23,630
Ginnie Mae I Pool 4.5% 7/15/2040	87,211	85,810
Ginnie Mae I Pool 4.5% 8/15/2039	123,455	121,482
Ginnie Mae I Pool 4.5% 8/15/2039	79,705	78,469
Ginnie Mae I Pool 4.5% 8/15/2040	35,700	35,122
Ginnie Mae I Pool 4.5% 8/15/2040	8,093	7,976
Ginnie Mae I Pool 5% 11/15/2039	22,243	22,377
Ginnie Mae I Pool 5% 11/15/2039	33,136	33,329
Ginnie Mae I Pool 5% 4/15/2040	76,228	76,683
Ginnie Mae I Pool 5% 4/15/2040	27,613	27,778
Ginnie Mae I Pool 5% 4/20/2048	112,936	114,302
Ginnie Mae I Pool 5% 5/15/2039	21,432	21,559
Ginnie Mae I Pool 5% 6/15/2040	232,347	233,740
Ginnie Mae I Pool 5% 6/15/2040	12,284	12,358
Ginnie Mae I Pool 5% 6/15/2041	9,444	9,499
Ginnie Mae I Pool 5% 7/15/2039	28,630	28,799
Ginnie Mae I Pool 5% 7/15/2040	2,231	2,245
Ginnie Mae I Pool 5% 7/15/2040	16,636	16,736
Ginnie Mae I Pool 5% 9/15/2039	18,709	18,820
Ginnie Mae I Pool 5.5% 12/15/2038	1,086	1,106
Ginnie Mae I Pool 5.5% 9/15/2039	51,967	52,995
Ginnie Mae I Pool 6.5% 10/15/2034	20,359	20,987
Ginnie Mae I Pool 6.5% 7/15/2036	332	344
Ginnie Mae I Pool 7% 1/15/2026	26	26
Ginnie Mae I Pool 7% 1/15/2028	24	25
Ginnie Mae I Pool 7% 10/15/2028	246	250
Ginnie Mae I Pool 7% 12/15/2027	128	129
Ginnie Mae I Pool 7% 12/15/2031	1,110	1,141
Ginnie Mae I Pool 7% 2/15/2028	245	249
Ginnie Mae I Pool 7% 3/15/2028	108	109
Ginnie Mae I Pool 7% 4/20/2032	23,635	24,495
Ginnie Mae I Pool 7% 5/15/2028	77	78
Ginnie Mae I Pool 7% 5/15/2029	1,232	1,255
Ginnie Mae I Pool 7% 7/15/2028	256	261
Ginnie Mae I Pool 7% 7/15/2028	613	621
Ginnie Mae I Pool 7% 7/15/2029	17	17
Ginnie Mae I Pool 7% 7/15/2029	96	98
Ginnie Mae I Pool 7% 8/15/2028	208	211
Ginnie Mae I Pool 7% 8/15/2029	125	128
Ginnie Mae I Pool 7% 8/15/2029	1	1
Ginnie Mae I Pool 7% 9/15/2028	5,388	5,474
Ginnie Mae I Pool 7% 9/15/2028	66	67
Ginnie Mae I Pool 7% 9/15/2028	19	19
Ginnie Mae I Pool 7% 9/15/2028	1,312	1,324
Ginnie Mae I Pool 7.5% 10/15/2028	563	578
Ginnie Mae I Pool 7.5% 11/15/2027	73	75
Ginnie Mae I Pool 7.5% 11/15/2029	733	760
Ginnie Mae I Pool 7.5% 12/15/2026	14	14
Ginnie Mae I Pool 7.5% 12/15/2028	651	661
Ginnie Mae I Pool 7.5% 3/15/2028	338	343
Ginnie Mae I Pool 7.5% 4/15/2028	301	309
Ginnie Mae I Pool 7.5% 4/15/2028	254	254
Ginnie Mae I Pool 7.5% 6/15/2028	584	593
Ginnie Mae I Pool 7.5% 7/15/2029	4,927	5,095
Ginnie Mae I Pool 7.5% 9/15/2027	28	29
Ginnie Mae I Pool 7.5% 9/15/2028	336	345
Ginnie Mae I Pool 8% 10/15/2025	64	64
Ginnie Mae I Pool 8% 8/15/2025	9	9
Ginnie Mae I Pool 8% 8/15/2025	323	323
Ginnie Mae I Pool 8.5% 10/15/2028	1,021	1,039
Ginnie Mae I Pool 8.5% 11/15/2027	695	705
Ginnie Mae II Pool 2% 1/20/2051	10,700,241	8,790,470
Ginnie Mae II Pool 2% 10/20/2050	14,509,113	11,927,472
Ginnie Mae II Pool 2% 11/20/2050	4,916,661	4,041,828
Ginnie Mae II Pool 2% 12/20/2050	8,056,183	6,620,210
Ginnie Mae II Pool 2% 2/20/2051	1,457,296	1,197,995
Ginnie Mae II Pool 2% 3/1/2055 (l)	74,250,000	60,977,115
Ginnie Mae II Pool 2% 4/1/2055 (l)	52,450,000	43,086,359
Ginnie Mae II Pool 2% 4/20/2051	224,864	184,818
Ginnie Mae II Pool 2% 8/20/2051	458,215	376,756
Ginnie Mae II Pool 2% 9/20/2051	39,862	32,775
Ginnie Mae II Pool 2.5% 12/20/2051	94,322	80,911
Ginnie Mae II Pool 2.5% 3/1/2055 (l)	49,750,000	42,637,078
Ginnie Mae II Pool 3% 1/20/2032	615,558	594,131
Ginnie Mae II Pool 3% 10/20/2031	202,305	195,393
Ginnie Mae II Pool 3% 11/20/2031	219,285	211,722
Ginnie Mae II Pool 3% 12/20/2031	329,548	318,183
Ginnie Mae II Pool 3% 2/20/2031	26,765	25,932
Ginnie Mae II Pool 3% 3/1/2055 (l)	36,100,000	32,133,386
Ginnie Mae II Pool 3% 3/20/2031	54,382	52,670
Ginnie Mae II Pool 3% 3/20/2050	842,429	754,163
Ginnie Mae II Pool 3% 4/1/2055 (l)	16,100,000	14,327,812
Ginnie Mae II Pool 3% 4/20/2031	203,071	196,607
Ginnie Mae II Pool 3% 5/20/2031	424,076	410,431
Ginnie Mae II Pool 3% 7/20/2031	5,588	5,405
Ginnie Mae II Pool 3% 8/20/2031	65,960	63,772
Ginnie Mae II Pool 3% 9/20/2031	26,439	25,553
Ginnie Mae II Pool 3.5% 1/20/2044	11,643	10,884
Ginnie Mae II Pool 3.5% 10/20/2041	4,910	4,615
Ginnie Mae II Pool 3.5% 11/20/2041	187,431	176,200
Ginnie Mae II Pool 3.5% 11/20/2043	4,398	4,115
Ginnie Mae II Pool 3.5% 2/20/2043	153,180	143,586
Ginnie Mae II Pool 3.5% 3/1/2055 (l)	37,200,000	34,133,716
Ginnie Mae II Pool 3.5% 3/20/2043	116,764	109,430
Ginnie Mae II Pool 3.5% 4/1/2055 (l)	23,500,000	21,549,195
Ginnie Mae II Pool 3.5% 4/20/2043	186,909	175,136
Ginnie Mae II Pool 3.5% 4/20/2044	2,214	2,067
Ginnie Mae II Pool 3.5% 4/20/2046	12,252	11,381
Ginnie Mae II Pool 3.5% 5/20/2043	31,137	29,041
Ginnie Mae II Pool 3.5% 5/20/2046	5,946	5,520
Ginnie Mae II Pool 3.5% 5/20/2046	23,130	21,472
Ginnie Mae II Pool 3.5% 8/20/2043	10,834	10,141
Ginnie Mae II Pool 3.5% 9/20/2040	5,084	4,787
Ginnie Mae II Pool 3.5% 9/20/2043	29,909	27,988
Ginnie Mae II Pool 4% 1/20/2041	774,034	747,299
Ginnie Mae II Pool 4% 1/20/2046	19,916	19,126
Ginnie Mae II Pool 4% 10/20/2040	313,753	302,968
Ginnie Mae II Pool 4% 10/20/2041	366,270	353,242
Ginnie Mae II Pool 4% 11/20/2040	176,377	170,300
Ginnie Mae II Pool 4% 11/20/2044	425,208	408,389
Ginnie Mae II Pool 4% 12/20/2040	2,410	2,326
Ginnie Mae II Pool 4% 12/20/2044	11,522	11,067
Ginnie Mae II Pool 4% 12/20/2045	25,568	24,553
Ginnie Mae II Pool 4% 2/20/2041	52,512	50,692
Ginnie Mae II Pool 4% 3/20/2041	41,451	40,014
Ginnie Mae II Pool 4% 6/20/2045	1,122,849	1,078,647
Ginnie Mae II Pool 4% 7/20/2033	6,456	6,316
Ginnie Mae II Pool 4% 7/20/2044	62,304	59,864
Ginnie Mae II Pool 4% 8/20/2041	7,743	7,469
Ginnie Mae II Pool 4% 8/20/2043	22,929	22,060
Ginnie Mae II Pool 4% 8/20/2044	27,515	26,437
Ginnie Mae II Pool 4% 8/20/2045	274,697	263,798
Ginnie Mae II Pool 4% 8/20/2048	1,149,749	1,099,458
Ginnie Mae II Pool 4% 9/20/2040	244,297	235,891
Ginnie Mae II Pool 4.5% 11/20/2039	1,618	1,592
Ginnie Mae II Pool 4.5% 11/20/2040	125,436	123,438
Ginnie Mae II Pool 4.5% 2/20/2041	100,286	98,680
Ginnie Mae II Pool 4.5% 3/1/2055 (l)	19,075,000	18,419,921
Ginnie Mae II Pool 4.5% 3/20/2041	9,908	9,749
Ginnie Mae II Pool 4.5% 3/20/2046	3,663	3,615
Ginnie Mae II Pool 4.5% 4/20/2035	6,489	6,410
Ginnie Mae II Pool 4.5% 5/20/2040	10,793	10,624
Ginnie Mae II Pool 4.5% 5/20/2041	133,693	131,537
Ginnie Mae II Pool 4.5% 5/20/2042	9,055	8,909
Ginnie Mae II Pool 4.5% 6/20/2041	5,582	5,492
Ginnie Mae II Pool 4.5% 9/20/2039	3,044	2,996
Ginnie Mae II Pool 4.5% 9/20/2040	54,319	53,459
Ginnie Mae II Pool 5% 12/20/2054	1,891,806	1,868,424
Ginnie Mae II Pool 5% 3/1/2055 (l)	23,400,000	23,096,525
Ginnie Mae II Pool 5.5% 3/1/2055 (l)	27,400,000	27,476,657
Ginnie Mae II Pool 5.5% 4/1/2055 (l)	19,200,000	19,234,967
Ginnie Mae II Pool 6% 12/20/2054	1,892,670	1,922,200
Ginnie Mae II Pool 6% 3/1/2055 (l)	51,100,000	51,793,657
Ginnie Mae II Pool 6% 4/1/2055 (l)	33,550,000	33,968,731
Ginnie Mae II Pool 7% 2/20/2032	6,981	7,244
Ginnie Mae II Pool 7% 3/20/2032	3,612	3,748
Uniform Mortgage Backed Securities 2% 3/1/2055 (l)	138,025,000	110,387,647
Uniform Mortgage Backed Securities 2% 4/1/2055 (l)	101,475,000	81,211,711
Uniform Mortgage Backed Securities 2.5% 3/1/2055 (l)	10,000,000	8,360,938
Uniform Mortgage Backed Securities 3.5% 3/1/2055 (l)	13,725,000	12,446,859
Uniform Mortgage Backed Securities 4.5% 3/1/2055 (l)	6,000,000	5,779,921
Uniform Mortgage Backed Securities 5.5% 3/1/2055 (l)	14,100,000	14,117,625
Uniform Mortgage Backed Securities 6% 3/1/2055 (l)	13,850,000	14,073,981
Uniform Mortgage Backed Securities 6.5% 3/1/2055 (l)	11,800,000	12,154,922
TOTAL UNITED STATES		1,500,532,043
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,483,505,735)		1,500,532,043

U.S. Treasury Obligations - 1.2%
	Yield (%) (m)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 2/15/2055	4.51 to 4.79	5,230,000	5,353,400
US Treasury Notes 3.875% 8/15/2034	3.66 to 3.85	10,000,000	9,750,343
TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,418,375)			15,103,743

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n) (Cost $20,175,353)	4.35	20,171,319	20,175,353

Purchased Swaptions - 0.2%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.1%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.07% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/19/29	14,050,000	487,462
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.0775% and receive annually a floating rate based on US SOFR Index, expiring February 2036	2/04/26	1,910,000	40,382
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.386% and receive annually a floating rate based on US SOFR Index, expiring August 2035	8/18/25	14,500,000	603,787
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.1415% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/15/25	4,300,000	249,696
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.17% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/18/25	7,000,000	394,203

TOTAL PUT SWAPTIONS			1,775,530
Call Swaptions - 0.1%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.07% and pay annually a floating rate based on US SOFR Index, expiring December 2034	12/19/29	14,050,000	608,407
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.0775% and pay annually a floating rate based on US SOFR Index, expiring February 2036	2/04/26	1,910,000	88,576
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.386% and pay annually a floating rate based on US SOFR Index, expiring August 2035	8/18/25	14,500,000	161,546
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.1415% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/15/25	4,300,000	33,753
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.17% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/18/25	7,000,000	58,920

TOTAL CALL SWAPTIONS			951,202
TOTAL PURCHASED SWAPTIONS (Cost $3,012,844)			2,726,732

TOTAL INVESTMENT IN SECURITIES - 154.9% (Cost $1,873,447,057)	1,894,608,066
NET OTHER ASSETS (LIABILITIES) - (54.9)%	(671,641,898)
NET ASSETS - 100.0%	1,222,966,168

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 3/1/2055	(63,450,000)	(52,107,716)
Ginnie Mae II Pool 3% 3/1/2055	(16,100,000)	(14,330,956)
Ginnie Mae II Pool 3.5% 3/1/2055	(33,300,000)	(30,555,181)
Ginnie Mae II Pool 4% 3/1/2055	(8,500,000)	(8,012,450)
Ginnie Mae II Pool 4.5% 3/1/2055	(6,000,000)	(5,793,946)
Ginnie Mae II Pool 5.5% 3/1/2055	(19,200,000)	(19,253,716)
Ginnie Mae II Pool 6% 3/1/2055	(47,650,000)	(48,296,825)
Uniform Mortgage Backed Securities 2% 3/1/2055	(123,950,000)	(99,130,947)
Uniform Mortgage Backed Securities 2.5% 3/1/2055	(18,700,000)	(15,634,954)
Uniform Mortgage Backed Securities 3% 3/1/2055	(14,500,000)	(12,638,223)
Uniform Mortgage Backed Securities 3.5% 3/1/2055	(14,900,000)	(13,512,438)
Uniform Mortgage Backed Securities 3.5% 4/1/2055	(3,325,000)	(3,015,100)
Uniform Mortgage Backed Securities 4% 3/1/2055	(17,650,000)	(16,549,632)
Uniform Mortgage Backed Securities 4.5% 3/1/2055	(11,000,000)	(10,596,523)
Uniform Mortgage Backed Securities 5% 3/1/2055	(3,100,000)	(3,049,625)
Uniform Mortgage Backed Securities 5.5% 3/1/2055	(24,000,000)	(24,030,000)
Uniform Mortgage Backed Securities 6% 3/1/2055	(450,000)	(457,277)
Uniform Mortgage Backed Securities 6.5% 3/1/2055	(11,800,000)	(12,154,922)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(389,120,431)

TOTAL TBA SALE COMMITMENTS (Proceeds $384,317,618)		(389,120,431)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2 Year US Treasury Notes Contracts (United States)	743	Jun 2025	153,777,781	664,572	664,572
CBOT US Treasury Long Term Note Contracts (United States)	147	Jun 2025	17,359,781	534,886	534,886

TOTAL PURCHASED					1,199,458

Sold

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	374	Jun 2025	41,549,063	(770,503)	(770,503)
CBOT 5 Year US Treasury Notes Contracts (United States)	190	Jun 2025	20,508,125	(306,107)	(306,107)
CBOT US Treasury Long Term Bond Contracts (United States)	14	Jun 2025	1,737,750	(66,652)	(66,652)

TOTAL SOLD					(1,143,262)

TOTAL FUTURES CONTRACTS					56,196
The notional amount of futures purchased as a percentage of Net Assets is 14.0%
The notional amount of futures sold as a percentage of Net Assets is 5.2%

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	180,000	23,461	(42,430)	(18,969)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	300,000	39,101	(57,174)	(18,073)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	280,000	36,495	(45,314)	(8,819)
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	7,400	(7,722)	(322)
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly	300,000	11,100	(11,739)	(639)
CMBX BBB- Series 16 Index		Apr 2065	JP Morgan Securities LLC	(3%)	Monthly	560,000	72,989	(155,351)	(82,362)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	710,000	92,540	(167,118)	(74,578)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	390,000	50,832	(94,694)	(43,862)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	120,000	15,641	(27,873)	(12,232)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	80,000	10,427	(18,083)	(7,656)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	200,000	26,068	(33,102)	(7,034)
CMBX BBB- Series 18 Index		Dec 2057	Morgan Stanley Capital Services LLC	(3%)	Monthly	100,000	3,700	(3,913)	(213)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	850,000	110,787	(238,545)	(127,758)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	50,000	6,517	(10,960)	(4,443)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	130,000	16,944	(35,099)	(18,155)
CMBX AAA Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(0.5%)	Monthly	7,300,000	(2,735)	3,775	1,040
CMBX BBB- Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(3%)	Monthly	300,000	11,100	(11,915)	(815)
CMBX BBB- Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(3%)	Monthly	600,000	22,199	(22,056)	143

TOTAL BUY PROTECTION							554,566	(979,313)	(424,747)
Sell Protection
CMBX AAA Series 16 Index	NR	Apr 2065	Goldman Sachs & Co LLC	0.5%	Monthly	2,200,000	(22,370)	28,624	6,254
CMBX AAA Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	1,300,000	(19,085)	21,061	1,976
CMBX AAA Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	3,000,000	(44,042)	45,680	1,638
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	210,000	(2,135)	3,620	1,485
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	700,000	(10,276)	17,315	7,039
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	1,900,000	(19,319)	37,788	18,469
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	400,000	(4,067)	6,248	2,181
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	3,900,000	(39,656)	36,805	(2,851)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	1,800,000	(26,425)	23,453	(2,972)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	2,400,000	(35,234)	32,289	(2,945)

TOTAL SELL PROTECTION							(222,609)	252,883	30,274
TOTAL CREDIT DEFAULT SWAPS							331,957	(726,430)	(394,473)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2027	38,527,000	(94,263)	0	(94,263)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2028	81,569,000	(285,884)	0	(285,884)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2030	16,084,000	(67,451)	0	(67,451)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.25%	Annual	LCH	Mar 2032	2,022,000	(7,231)	0	(7,231)
3.25%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Mar 2035	11,990,000	240,212	0	240,212
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.25%	Annual	LCH	Mar 2045	18,401,000	117,383	0	117,383
3.25%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Mar 2055	4,157,000	157,297	0	157,297
TOTAL INTEREST RATE SWAPS							60,063	0	60,063

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $123,243,420 or 10.1% of net assets.

(c)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(h)	Level 3 security
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,210,267.
(j)	Security or a portion of the security has been segregated as collateral for open options. At period end, the value of securities pledged amounted to $269,221.
(k)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $3,335,471.
(l)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(m)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	10,101,950	518,689,263	508,615,860	790,360	-	-	20,175,353	20,171,319	0.0%
Total	10,101,950	518,689,263	508,615,860	790,360	-	-	20,175,353	20,171,319

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	35,458,361	-	35,458,361	-

Collateralized Mortgage Obligations	130,794,034	-	130,794,028	6

Commercial Mortgage Securities	189,817,800	-	189,817,800	-

U.S. Government Agency - Mortgage Securities	1,500,532,043	-	1,500,532,043	-

U.S. Treasury Obligations	15,103,743	-	15,103,743	-

Money Market Funds	20,175,353	20,175,353	-	-

Purchased Swaptions	2,726,732	-	2,726,732	-
Total Investments in Securities:	1,894,608,066	20,175,353	1,874,432,707	6
Derivative Instruments:

Assets
Futures Contracts	1,199,458	1,199,458	-	-
Swaps	1,072,193	-	1,072,193	-
Total Assets	2,271,651	1,199,458	1,072,193	-

Liabilities
Futures Contracts	(1,143,262)	(1,143,262)	-	-
Swaps	(680,173)	-	(680,173)	-
Total Liabilities	(1,823,435)	(1,143,262)	(680,173)	-
Total Derivative Instruments:	448,216	56,196	392,020	-
Other Financial Instruments:

TBA Sale Commitments	(389,120,431)	-	(389,120,431)	-
Total Other Financial Instruments:	(389,120,431)	-	(389,120,431)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	557,301	(225,344)
Total Credit Risk	557,301	(225,344)
Interest Rate Risk
Futures Contracts (b)	1,199,458	(1,143,262)
Purchased Swaptions (c)	2,726,732	0
Swaps (d)	514,892	(454,829)
Total Interest Rate Risk	4,441,082	(1,598,091)
Total Value of Derivatives	4,998,383	(1,823,435)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(c)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(d)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,853,271,704)	$1,874,432,713
Fidelity Central Funds (cost $20,175,353)	20,175,353

Total Investment in Securities (cost $1,873,447,057)		$1,894,608,066
Receivable for investments sold		9,386,090
Receivable for TBA sale commitments		384,317,618
Receivable for swaps		45,680
Receivable for fund shares sold		856,260
Interest receivable		3,582,155
Distributions receivable from Fidelity Central Funds		91,299
Receivable for daily variation margin on futures contracts		103,660
Bi-lateral OTC swaps, at value		557,301
Prepaid expenses		903
Total assets		2,293,549,032
Liabilities
Payable for investments purchased
Regular delivery	$8,982,204
Delayed delivery	668,465,534
TBA sale commitments, at value	389,120,431
Payable for fund shares redeemed	2,524,788
Distributions payable	499,358
Bi-lateral OTC swaps, at value	225,344
Accrued management fee	284,989
Payable for daily variation margin on centrally cleared swaps	384,269
Other payables and accrued expenses	95,947
Total liabilities		1,070,582,864
Net Assets		$1,222,966,168
Net Assets consist of:
Paid in capital		$1,227,916,199
Total accumulated earnings (loss)		(4,950,031)
Net Assets		$1,222,966,168
Net Asset Value, offering price and redemption price per share ($1,222,966,168 ÷ 123,917,316 shares)		$9.87
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Interest		$33,307,944
Income from Fidelity Central Funds		790,360
Total income		34,098,304
Expenses
Management fee	$1,930,952
Custodian fees and expenses	9,617
Independent trustees' fees and expenses	1,913
Registration fees	44,546
Audit fees	49,970
Legal	891
Miscellaneous	25,903
Total expenses before reductions	2,063,792
Expense reductions	(1,207)
Total expenses after reductions		2,062,585
Net Investment income (loss)		32,035,719
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(6,141,385)
Futures contracts	(1,409,289)
Swaps	2,566,352
Total net realized gain (loss)		(4,984,322)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(19,274,780)
Futures contracts	(443,446)
Swaps	2,873,527
TBA Sale commitments	(2,502,378)
Total change in net unrealized appreciation (depreciation)		(19,347,077)
Net gain (loss)		(24,331,399)
Net increase (decrease) in net assets resulting from operations		$7,704,320
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,035,719	$60,820,298
Net realized gain (loss)	(4,984,322)	(12,612,994)
Change in net unrealized appreciation (depreciation)	(19,347,077)	47,378,283
Net increase (decrease) in net assets resulting from operations	7,704,320	95,585,587
Distributions to shareholders	(36,708,068)	(59,865,698)

Share transactions
Proceeds from sales of shares	159,101,974	1,111,502,202
Reinvestment of distributions	32,875,927	56,946,077
Cost of shares redeemed	(511,429,137)	(484,591,556)

Net increase (decrease) in net assets resulting from share transactions	(319,451,236)	683,856,723
Total increase (decrease) in net assets	(348,454,984)	719,576,612

Net Assets
Beginning of period	1,571,421,152	851,844,540
End of period	$1,222,966,168	$1,571,421,152

Other Information
Shares
Sold	16,103,905	113,165,584
Issued in reinvestment of distributions	3,350,876	5,863,968
Redeemed	(52,193,288)	(49,852,837)
Net increase (decrease)	(32,738,507)	69,176,715

Financial Highlights
Fidelity® SAI Investment Grade Securitized Fund

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.03	$9.74	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.230	.452	.126
Net realized and unrealized gain (loss)	(.123)	.287	(.267)
Total from investment operations	.107	.739	(.141)
Distributions from net investment income	(.267)	(.449)	(.119)
Total distributions	(.267)	(.449)	(.119)
Net asset value, end of period	$9.87	$10.03	$9.74
Total Return D,E	1.11%	7.85%	(1.42)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.30% H	.32%	.39% H,I,J
Expenses net of fee waivers, if any	.30 % H	.31%	.35% H
Expenses net of all reductions	.30% H	.31%	.35% H
Net investment income (loss)	4.71% H	4.67%	4.51% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,222,966	$1,571,421	$851,845
Portfolio turnover rate K	817 % H	848%	280% L,M

AFor the period May 17, 2023 (commencement of operations) through August 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JProxy expenses are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
MAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2025

1. Organization.
Fidelity SAI Investment Grade Securitized Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, capital loss carryforwards and losses deferred due to wash sales and futures transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$27,628,354
Gross unrealized depreciation	(11,548,372)
Net unrealized appreciation (depreciation)	$16,079,982
Tax cost	$1,873,447,057

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(11,628,927)
Long-term	(1,143,461)
Total capital loss carryforward	$(12,772,388)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity SAI Investment Grade Securitized Fund
Credit Risk
Swaps	(266,529)	206,134
Total Credit Risk	(266,529)	206,134
Interest Rate Risk
Futures Contracts	(1,409,289)	(443,446)
Purchased Options	(1,063,734)	9,953
Swaps	2,832,881	2,667,393
Total Interest Rate Risk	359,858	2,233,900
Totals	93,329	2,440,034

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity SAI Investment Grade Securitized Fund	132,899,694

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

	Type	Average Notional Amount ($)
Fidelity SAI Investment Grade Securitized Fund	Purchased Swaptions	172,320,000

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity SAI Investment Grade Securitized Fund	215,097,000

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Investment Grade Securitized Fund	3,332,088,752	3,632,368,293
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .282% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity SAI Investment Grade Securitized Fund	2,408

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Investment Grade Securitized Fund	962
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,207.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Investment Grade Securitized Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with a fixed management fee rate (the management fee). In its review of the fund's management fee and total expense ratio, the Board considered a pro forma management fee rate as if the new management fee structure had been in effect for the 12-month period ended December 31, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9908922.101
IVG-SANN-0425
Fidelity® SAI Total Bond Fund

Semi-Annual Report
February 28, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Total Bond Fund
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 7.9%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.3%
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.7932% 4/19/2037 (b)(c)(d)	23,693,000	23,844,967
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6432% 10/20/2037 (b)(c)(d)	15,994,000	16,055,961
GoldenTree Loan Management US CLO 21 Ltd Series 2024-21A Class DJ, CME Term SOFR 3 month Index + 4.25%, 8.5432% 7/20/2037 (b)(c)(d)	250,000	252,539
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 10.4919% 10/25/2037 (b)(c)(d)	175,000	177,365
Invesco US CLO Ltd Series 2023-2A Class F, CME Term SOFR 3 month Index + 7.58%, 11.8732% 4/21/2036 (b)(c)(d)	250,000	250,603
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.8032% 7/20/2037 (b)(c)(d)	10,479,000	10,513,947
Midocean Credit Clo Xii Ltd Series 2024-12A Class ER, CME Term SOFR 3 month Index + 6.65%, 10.9432% 4/18/2036 (b)(c)(d)	250,000	251,220
Midocean Credit Clo Xv Ltd Series 2024-15A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5432% 7/21/2037 (b)(c)(d)	250,000	255,527
TOTAL BAILIWICK OF JERSEY		51,602,129
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (d)	3,474,358	3,525,159
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (d)	5,492,703	5,556,711
TOTAL CANADA		9,081,870
GRAND CAYMAN (UK OVERSEAS TER) - 4.7%
Agl Clo 5 Ltd Series 2024-5A Class ERR, CME Term SOFR 3 month Index + 6.0884%, 10.3816% 7/20/2034 (b)(c)(d)	200,000	202,650
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.6429% 7/17/2037 (b)(c)(d)	12,215,000	12,269,968
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2021-14A Class A, CME Term SOFR 3 month Index + 1.2516%, 5.5448% 4/20/2034 (b)(c)(d)	19,226,000	19,260,338
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.8076% 4/16/2037 (b)(c)(d)	15,363,000	15,461,139
Allegro Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.6948% 7/20/2034 (b)(c)(d)	9,447,000	9,455,049
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.7332% 7/21/2037 (b)(c)(d)	18,441,000	18,492,745
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.7932% 1/20/2035 (b)(c)(d)	315,000	315,153
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.572% 10/15/2032 (b)(c)(d)	14,237,315	14,247,480
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.5917% 4/25/2034 (b)(c)(d)	15,787,000	15,794,894
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.7901% 10/22/2037 (b)(c)(d)	100,000	102,998
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.672% 10/15/2037 (b)(c)(d)	8,652,000	8,690,631
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2022-58A Class AR, CME Term SOFR 3 month Index + 1.33%, 5.632% 1/15/2035 (b)(c)(d)	16,982,000	17,019,462
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.6336% 4/15/2034 (b)(c)(d)	27,261,000	27,288,261
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.562% 1/15/2038 (b)(c)(d)	8,291,000	8,342,910
Barings Clo Ltd Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.75%, 6.0432% 1/20/2037 (b)(c)(d)	19,096,000	19,218,157
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.6632% 10/20/2037 (b)(c)(d)	14,512,000	14,577,304
Barings Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.2816%, 5.5817% 4/25/2034 (b)(c)(d)	14,004,000	14,020,973
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 7.3218% 3/30/2038 (b)(c)(d)	250,000	250,000
Bbam US Clo IV Ltd Series 2024-4A Class D, CME Term SOFR 3 month Index + 6.25%, 10.552% 7/15/2039 (b)(c)(d)	250,000	255,328
Beechwood Park Clo Ltd Series 2022-1A Class A1R, CME Term SOFR 3 month Index + 1.3%, 5.6029% 1/17/2035 (b)(c)(d)	17,449,000	17,500,073
Benefit Street Partners Clo Xxxix Ltd Series 2025-39A Class D2, CME Term SOFR 3 month Index + 3.65%, 0% 4/15/2038 (b)(c)(d)(g)	250,000	250,000
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 2.75% 4/22/2038 (b)(c)(d)(g)	300,000	300,000
Birch Grove Clo 4 Ltd Series 2024-4A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.802% 7/15/2037 (b)(c)(d)	273,000	276,726
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 11.0432% 10/20/2037 (b)(c)(d)	100,000	103,035
Bristol Park CLO LTD Series 2020-1A Class AR, CME Term SOFR 3 month Index + 1.2516%, 5.5536% 4/15/2029 (b)(c)(d)	877,392	878,316
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.6032% 1/20/2038 (b)(c)(d)	9,291,000	9,373,866
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.7101% 7/25/2037 (b)(c)(d)	16,076,000	16,171,009
Carlyle US CLO Ltd Series 2024-2A Class E, CME Term SOFR 3 month Index + 6.85%, 11.1501% 4/25/2037 (b)(c)(d)	250,000	256,384
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.2067% 10/25/2037 (b)(c)(d)	150,000	153,859
Carval Clo Xi-C Ltd Series 2024-3A Class E, CME Term SOFR 3 month Index + 6.35%, 10.9214% 10/20/2037 (b)(c)(d)	150,000	154,098
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2021-12A Class A1R, CME Term SOFR 3 month Index + 1.3916%, 5.6917% 10/25/2034 (b)(c)(d)	7,745,000	7,745,000
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 1.2% 1/25/2038 (b)(c)(d)	10,975,000	10,975,000
Cedar Fdg Xvii Clo Ltd Series 2023-17A Class A, CME Term SOFR 3 month Index + 1.85%, 6.1432% 7/20/2036 (b)(c)(d)	11,696,000	11,732,328
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.6532% 10/20/2037 (b)(c)(d)	10,997,000	11,018,422
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 month Index + 1.3116%, 5.6048% 4/20/2034 (b)(c)(d)	11,637,000	11,648,637
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 8.0205% 1/17/2038 (b)(c)(d)	200,000	200,962
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 1% 4/18/2035 (b)(c)(d)	13,651,000	13,651,000
Columbia Cent Clo 29 Ltd / Columbia Cent Clo 29 Corp Series 2021-29A Class AR, CME Term SOFR 3 month Index + 1.4316%, 5.7248% 10/20/2034 (b)(c)(d)	12,599,000	12,618,554
CREST Ltd Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.69%, 8.9627% (b)(c)(d)(e)(f)	209,686	0
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5901% 4/20/2035 (b)(c)(d)	9,084,000	9,107,627
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.8232% 4/18/2037 (b)(c)(d)	13,262,000	13,316,852
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.682% 7/15/2037 (b)(c)(d)	12,762,000	12,821,165
Dryden Senior Loan Fund Series 2021-90A Class A1A, CME Term SOFR 3 month Index + 1.3916%, 5.7135% 2/20/2035 (b)(c)(d)	6,539,000	6,540,307
Eaton Vance CLO Ltd Series 2021-1A Class A13R, CME Term SOFR 3 month Index + 1.5116%, 5.8136% 1/15/2034 (b)(c)(d)	3,200,000	3,202,426
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.692% 10/15/2037 (b)(c)(d)	14,518,000	14,590,590
Eaton Vance CLO Ltd Series 2024-1A Class D2, CME Term SOFR 3 month Index + 4.5%, 8.802% 10/15/2037 (b)(c)(d)	200,000	204,736
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.682% 10/15/2037 (b)(c)(d)	15,072,000	15,097,306
Elmwood Clo Xi Ltd Series 2025-4A Class D1R, CME Term SOFR 3 month Index + 2.7%, 7.0187% 1/20/2038 (b)(c)(d)	100,000	99,999
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.7019% 5/20/2036 (b)(c)(d)	23,424,000	23,486,659
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6532% 10/19/2037 (b)(c)(d)	14,290,000	14,398,190
Flatiron Clo Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.6646% 11/16/2034 (b)(c)(d)	7,256,838	7,296,236
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (d)	2,325,683	2,238,470
Invesco Clo Ltd Series 2021-3A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6817% 10/22/2034 (b)(c)(d)	8,865,000	8,892,641
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.852% 4/15/2037 (b)(c)(d)	12,096,000	12,169,640
Kkr Clo 41 Ltd Series 2022-41A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.632% 4/15/2035 (b)(c)(d)	21,121,000	21,178,724
Madison Park Funding 2015 Series 2024-19A Class AR3, CME Term SOFR 3 month Index + 1.6%, 5.8901% 1/22/2037 (b)(c)(d)	6,847,000	6,904,296
Madison Pk Fdg L Ltd / Madison Pk Fdg L LLC Series 2021-50A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.6948% 4/19/2034 (b)(c)(d)	16,420,000	16,454,203
Madison Pk Fdg Lii Ltd / Madison Pk Fdg Lii LLC Series 2021-52A Class A, CME Term SOFR 3 month Index + 1.3616%, 5.6517% 1/22/2035 (b)(c)(d)	17,793,000	17,844,262
Madison Pk Fdg Lxvii Ltd / Madison Pk Fdg Lxvii LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 5.8101% 4/25/2037 (b)(c)(d)	15,620,000	15,730,761
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.382% 7/15/2034 (b)(c)(d)	8,675,000	8,678,418
MAGNE AR Series 2021-27A Class AR, CME Term SOFR 3 month Index + 1.4016%, 5.6948% 10/20/2034 (b)(c)(d)	2,957,000	2,958,479
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 month Index + 1.8%, 6.0901% 4/22/2036 (b)(c)(d)	7,863,000	7,872,475
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 6.1433% 10/25/2037 (b)(c)(d)	15,155,000	15,252,280
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.603% 1/25/2038 (b)(c)(d)	7,590,000	7,638,098
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 5.5748% 4/20/2034 (b)(c)(d)	11,245,000	11,268,738
Magnetite Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.3916%, 5.6917% 1/25/2035 (b)(c)(d)	10,754,000	10,775,680
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.652% 7/15/2037 (b)(c)(d)	14,497,000	14,571,631
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 10.302% 7/15/2037 (b)(c)(d)	200,000	204,638
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.4163% 1/25/2038 (b)(c)(d)	11,119,000	11,158,784
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 5.542% 1/15/2038 (b)(c)(d)	12,171,000	12,245,657
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 10.6606% 10/20/2037 (b)(c)(d)	250,000	256,169
Milos CLO Ltd Series 2020-1A Class AR, CME Term SOFR 3 month Index + 1.3316%, 5.6248% 10/20/2030 (b)(c)(d)	8,256,523	8,280,467
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.6932% 7/18/2038 (b)(c)(d)	12,152,000	12,228,497
Neuberger Berman Loan Advisers Lasalle Street Lending Clo II Ltd Series 2024-2A Class E, CME Term SOFR 3 month Index + 7.5%, 11.7932% 4/20/2038 (b)(c)(d)	346,000	356,183
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6432% 7/20/2037 (b)(c)(d)	20,095,000	20,208,718
OCP CLO Ltd Series 2024-11A Class ER2, CME Term SOFR 3 month Index + 6.82%, 11.1201% 4/26/2036 (b)(c)(d)	262,000	262,823
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.8432% 7/20/2037 (b)(c)(d)	400,000	407,860
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.5801% 1/22/2038 (b)(c)(d)	13,866,000	13,949,584
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.6232% 10/20/2037 (b)(c)(d)	10,862,000	10,924,674
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.7932% 4/20/2037 (b)(c)(d)	17,577,000	17,651,913
OHA Credit Partners Ltd Series 2024-18A Class A2, CME Term SOFR 3 month Index + 1.65%, 5.9432% 4/20/2037 (b)(c)(d)	932,000	935,587
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.4619% 2/20/2038 (b)(c)(d)	9,315,000	9,319,658
Oha Credit Partners VII Ltd Series 2025-7A Class D1R4, CME Term SOFR 3 month Index + 2.5%, 6.8219% 2/20/2038 (b)(c)(d)	285,000	284,999
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.7215% 1/18/2038 (b)(c)(d)	4,722,000	4,744,552
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 10.2529% 10/20/2037 (b)(c)(d)	177,000	182,285
Palmer Square CLO Series 2024-2A Class E, CME Term SOFR 3 month Index + 5.7%, 9.9932% 7/20/2037 (b)(c)(d)	500,000	511,084
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.45% 1/15/2033 (b)(c)(d)	7,343,000	7,355,145
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 9.15% 1/15/2033 (b)(c)(d)	500,000	503,974
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 0.8% 2/15/2033 (b)(c)(d)(g)	13,668,000	13,668,000
Palmer Square Loan Funding Series 2024-3A Class D, CME Term SOFR 3 month Index + 5.4%, 9.6974% 8/8/2032 (b)(c)(d)	505,000	506,334
Peace Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6848% 10/20/2034 (b)(c)(d)	12,426,000	12,453,039
Pikes Peak Clo 1 Series 2025-12A Class D2R, CME Term SOFR 3 month Index + 3.8%, 8.118% 4/20/2038 (b)(c)(d)	200,000	200,036
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (d)	6,907,739	6,479,114
Rockland Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3816%, 5.6748% 4/20/2034 (b)(c)(d)	15,987,000	16,009,334
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 10.5928% 10/15/2039 (b)(c)(d)	150,000	153,494
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.652% 10/15/2039 (b)(c)(d)	6,032,000	6,059,144
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.642% 1/15/2037 (b)(c)(d)	17,526,000	17,574,565
SYMP Series 2022-32A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.6103% 4/23/2035 (b)(c)(d)	18,277,000	18,310,995
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.822% 4/15/2037 (b)(c)(d)	10,786,000	10,850,403
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.6348% 4/20/2033 (b)(c)(d)	22,584,420	22,619,720
Taberna Preferred Funding VI Ltd Series 2006-6A Class F1, CME Term SOFR 3 month Index + 4.7616%, 9.0647% (b)(c)(d)(e)(f)	500,195	0
Thunderbolt Aircraft Lease Series 2018-A Class A, 4.147% 9/15/2038 (b)(d)	5,849,623	5,626,299
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (d)	8,050,747	7,649,739
Trapeza Cdo Xii Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 5.1177% 4/6/2042 (b)(c)(d)	934,000	698,751
Voya CLO Ltd Series 2023-1A Class A1, CME Term SOFR 3 month Index + 1.8%, 6.0932% 1/20/2037 (b)(c)(d)	14,644,000	14,752,453
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.822% 4/15/2037 (b)(c)(d)	10,244,000	10,308,373
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.5904% 1/20/2038 (b)(c)(d)	4,156,000	4,170,849
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		940,927,491
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (d)	6,201,154	6,265,230
MULTI-NATIONAL - 0.2%
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2022-1A Class A, CME Term SOFR 3 month Index + 1.5%, 5.7932% 7/20/2035 (b)(c)(d)	11,745,000	11,745,000
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 1.18% 4/20/2038 (b)(c)(d)	11,745,000	11,745,000
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.8001% 7/27/2037 (b)(c)(d)	13,598,000	13,660,347
TOTAL MULTI-NATIONAL		37,150,347
UNITED STATES - 2.7%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (d)	9,072,648	9,320,138
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (d)	8,236,857	8,461,548
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (d)	7,394,000	7,541,880
AASET Trust Series 2018-1A Class A, 3.844% 1/16/2038 (d)	1,985,367	1,796,762
AASET Trust Series 2019-1 Class A, 3.844% 5/15/2039 (d)	257,241	249,534
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (d)	5,425,987	5,236,128
AASET Trust Series 2019-2 Class B, 4.458% 10/16/2039 (d)	2,087,167	1,263,249
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (d)	6,437,427	6,092,493
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (d)	16,247,083	15,009,827
AASET Trust Series 2022-1A Class A, 6% 5/16/2047 (d)	27,320,891	27,768,503
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (d)	3,100,000	3,124,960
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (d)	1,466,837	1,470,201
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6401% 7/20/2037 (b)(c)(d)	13,747,664	13,797,156
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.9123% 10/20/2037 (b)(c)(d)	4,241,000	4,261,391
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (d)	10,112,000	10,249,523
American Homes 4 Rent Series 2015-SFR2 Class XS, 0% 10/17/2052 (b)(d)(e)(h)	397,588	4
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (d)	2,041,678	1,960,180
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (d)	323,733	289,720
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6936% 1/15/2035 (b)(c)(d)	12,522,000	12,556,285
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (d)	12,067,867	11,176,640
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 4.213% 12/16/2041 (d)(i)	4,555,747	4,547,273
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (d)	1,684,067	1,633,545
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (d)	6,500,766	6,078,382
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (d)	4,356,038	3,299,699
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (d)	1,101,851	1,066,270
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.6101% 4/20/2035 (b)(c)(d)	16,187,000	16,197,554
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (d)	2,704,172	2,680,238
Cldcd Series 2024-2A Class A2, 5.923% 11/22/2049 (d)	796,000	810,315
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 10.1997% 10/15/2036 (b)(c)(d)	285,000	293,102
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (d)	9,931,470	9,736,957
Digitalbridge Issuer LLC / Digitalbridge Co-Issuer LLC Series 2021-1A Class A2, 3.933% 9/25/2051 (d)	557,000	539,009
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (d)	1,368,131	1,372,945
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (d)	3,359,000	3,411,125
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (d)	3,700,000	3,709,895
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.812% 7/15/2037 (b)(c)(d)	12,756,000	12,837,817
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (d)	5,188,206	5,224,433
Firstkey Homes Trust Series 2020-SFR1 Class F2, 4.284% 8/17/2037 (d)	420,000	416,196
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.7719% 1/15/2038 (b)(c)(d)	13,131,000	13,196,655
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/2033 (d)	4,700,000	4,600,397
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (d)	16,953,000	17,234,420
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3, 5.45% 6/16/2028	7,011,000	7,073,310
Gm Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	3,421,000	3,433,159
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (d)	9,570,000	9,644,619
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 9.9932% 7/20/2037 (b)(c)(d)	364,000	370,718
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 5.4688% 1/25/2038 (b)(c)(d)	11,583,000	11,610,730
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.9013% 10/20/2037 (b)(c)(d)	12,846,000	12,918,863
Home Partners of America Trust Series 2019-2 Class F, 3.866% 10/19/2039 (d)	487,233	453,823
Home Partners of America Trust Series 2021-2 Class G, 4.505% 12/17/2026 (d)	2,237,956	2,150,641
Home Partners of America Trust Series 2021-3 Class F, 4.242% 1/17/2041 (d)	321,923	289,133
Honda Auto Receivables 2023-3 Owner Tr Series 2023-3 Class A3, 5.41% 2/18/2028	4,000,000	4,039,562
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (d)	5,515,917	5,384,013
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (d)	10,105,000	10,279,683
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (d)	4,760,084	4,808,159
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (d)	7,798,000	7,888,568
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 11.1731% 1/20/2038 (b)(c)(d)	150,000	152,496
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCH1 Class M4, CME Term SOFR 1 month Index + 1.3595%, 5.6788% 1/25/2036 (b)(c)	19,805	19,722
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (d)	6,775,000	6,798,152
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (d)	2,507,890	2,550,646
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (d)	9,293,850	8,742,046
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (d)	10,263,765	9,952,681
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (d)	9,171,648	8,549,506
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (d)	3,600,000	3,612,839
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.985% 7/25/2054 (b)(c)(d)	4,744,838	4,743,322
Progress Residential Trust Series 2021-SFR2 Class H, 4.998% 4/19/2038 (d)	401,000	399,917
Progress Residential Trust Series 2021-SFR6 Class F, 3.422% 7/17/2038 (d)	315,000	307,758
Progress Residential Trust Series 2021-SFR6 Class G, 4.003% 7/17/2038 (d)	168,000	162,870
Progress Residential Trust Series 2021-SFR8 Class F, 3.181% 10/17/2038 (d)	203,000	196,657
Progress Residential Trust Series 2021-SFR8 Class G, 4.005% 10/17/2038 (d)	1,347,000	1,312,474
Progress Residential Trust Series 2022-SFR2 Class E2, 4.8% 4/17/2027 (d)	688,000	664,749
Progress Residential Trust Series 2022-SFR3 Class F, 6.6% 4/17/2039 (d)	800,000	798,997
Progress Residential Trust Series 2022-SFR4 Class E1, 6.121% 5/17/2041 (d)	797,000	809,402
Progress Residential Trust Series 2022-SFR5 Class E1, 6.618% 6/17/2039 (d)	519,000	525,865
Progress Residential Trust Series 2022-SFR5 Class E2, 6.863% 6/17/2039 (d)	870,000	878,794
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (d)	3,566,548	3,491,423
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class A2, 4.992% 9/15/2049 (d)	319,000	314,920
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class B, 5.775% 9/15/2049 (d)	724,000	720,837
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (d)	7,088,191	6,733,782
SAPPHIRE AVIATION FINANCE Series 2020-1A Class B, 4.335% 3/15/2040 (d)	678,838	617,742
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (d)	4,985,000	4,859,199
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (d)	3,812,000	3,538,553
SFS Auto Receivables Securitization Trust Series 2023-1A Class A2A, 5.89% 3/22/2027 (d)	718,782	720,088
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class F, 3.4771% 9/15/2039 (b)(d)	747,000	605,118
Starwood Mortgage Residential Trust Series 2022-SFR3 Class F, CME Term SOFR 1 month Index + 4.5%, 8.8119% 5/17/2039 (b)(c)(d)	1,616,000	1,600,023
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (d)	10,949,558	11,446,665
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (d)	21,001,365	21,452,605
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (d)	12,484,710	12,902,844
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (d)	15,134,070	15,379,198
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (d)	15,779,453	15,705,941
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (d)	7,463,295	7,482,943
Switch Abs Issuer LLC Series 2024-2A Class C, 10.033% 6/25/2054 (d)	1,205,000	1,264,243
T-Mobile US Trust Series 2025-1A Class A, 4.74% 11/20/2029 (d)	2,300,000	2,301,438
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.2938% 9/25/2034 (b)(c)	6,862	7,071
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/2026 (d)	5,642,928	5,660,314
Tesla Auto Lease Trust Series 2023-B Class A3, 6.13% 9/21/2026 (d)	8,753,879	8,805,378
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (d)	1,533,452	1,536,976
Toyota Lease Owner Trust Series 2023-A Class A3, 4.93% 4/20/2026 (d)	3,877,521	3,881,326
Tricon American Homes Series 2019-SFR1 Class F, 3.745% 3/17/2038 (d)	525,000	516,665
Tricon American Homes Series 2020-SFR1 Class F, 4.882% 7/17/2038 (d)	151,000	149,601
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/2038 (d)	168,000	162,647
Tricon Residential Trust Series 2022-SFR1 Class E1, 5.344% 4/17/2039 (d)	1,081,000	1,071,361
Tricon Residential Trust Series 2022-SFR1 Class E2, 5.739% 4/17/2039 (d)	1,344,000	1,335,885
Tricon Residential Trust Series 2023-SFR1 Class E, 7.977% 7/17/2040 (d)	270,000	280,172
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (d)	1,508,091	1,510,153
VB-S1 Issuer LLC Series 2024-1A Class D, 6.644% 5/15/2054 (d)	1,100,000	1,129,412
VB-S1 Issuer LLC Series 2024-1A Class F, 8.871% 5/15/2054 (d)	2,150,000	2,265,646
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (d)	9,000,000	9,044,342
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (d)	6,404,215	6,626,097
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	4,203,000	4,233,470
TOTAL UNITED STATES		541,390,301
TOTAL ASSET-BACKED SECURITIES (Cost $1,585,005,631)		1,586,417,368

Bank Loan Obligations - 5.3%
	Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0519% 8/1/2029 (b)(c)(j)	1,095,984	965,836
CANADA - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.0%
Bombardier Recreational Products Inc Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0738% 12/13/2029 (b)(c)(j)	1,521,442	1,521,016
Bombardier Recreational Products Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0738% 1/22/2031 (b)(c)(j)	572,964	572,145
		2,093,161
Hotels, Restaurants & Leisure - 0.1%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0738% 9/23/2030 (b)(c)(j)	3,236,322	3,219,234
Four Seasons Hotels Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0738% 11/30/2029 (b)(c)(j)	2,684,619	2,686,982
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5788% 8/1/2030 (b)(c)(j)	1,276,529	1,279,516
		7,185,732
TOTAL CONSUMER DISCRETIONARY		9,278,893

Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2882% 6/27/2031 (b)(c)(j)	842,888	766,631
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Rockpoint Gas Storage Partners LP 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8119% 9/18/2031 (b)(c)(j)	1,860,000	1,864,650
Financials - 0.0%
Insurance - 0.0%
Jones Deslauriers Insurance Management Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5616% 3/15/2030 (b)(c)(j)	1,019,608	1,017,701
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
VetStrategy Canada Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0403% 12/6/2028 (b)(c)(j)	2,261,287	2,268,071
Health Care Technology - 0.0%
PointClickCare Technologies Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5788% 11/3/2031 (b)(c)(j)	840,000	841,050
TOTAL HEALTH CARE		3,109,121

Industrials - 0.0%
Passenger Airlines - 0.0%
Air Canada Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3373% 3/21/2031 (b)(c)(j)	883,325	886,090
Information Technology - 0.0%
Software - 0.0%
DH Corporation/Societe DH 1LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.6455% 9/13/2029 (b)(c)(e)(j)	55,720	55,720
Open Text Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0738% 1/31/2030 (b)(c)(j)	3,739,771	3,735,097
		3,790,817
Materials - 0.0%
Chemicals - 0.0%
Groupe Solmax Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.2701% 5/27/2028 (b)(c)(j)	2,781,058	2,460,235
TOTAL CANADA		23,174,138
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom-Munksjo Oyj 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3404% 2/4/2028 (b)(c)(j)	1,477,100	1,476,480
FRANCE - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.802% 8/15/2028 (b)(c)(j)	13,084,395	11,719,823
Media - 0.0%
Numericable US LLC Tranche B-13 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.6821% 8/14/2026 (b)(c)(j)	240,000	208,126
TOTAL FRANCE		11,927,949
GERMANY - 0.0%
Industrials - 0.0%
Machinery - 0.0%
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3.5%, 7.7368% 4/30/2030 (b)(c)(j)	1,221,398	1,221,556
Professional Services - 0.0%
Stepstone Group MidCo 2 GmbH/The Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 0% 12/19/2031 (b)(c)(j)(k)	825,000	816,750
TOTAL GERMANY		2,038,306
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Azorra Soar Tlb Finance Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8586% 10/18/2029 (b)(c)(j)	1,027,425	1,031,925
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4956% 1/9/2032 (b)(c)(j)	1,387,759	1,395,281
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
BYJU's Alpha Inc Tranche BRIDGE TERM LOAN, term loan CME Term SOFR 3 month Index + 8%, 12.357% 4/9/2026 (b)(c)(e)(j)	10,853	10,825
BYJU's Alpha Inc Tranche DIP TERM 1LN, term loan CME Term SOFR 1 month Index + 8%, 6.2933% 4/9/2026 (b)(c)(j)(l)	36,067	35,976
BYJU's Alpha Inc Tranche PREPETITION REIMBURSEMENT TL , term loan CME Term SOFR 3 month Index + 8%, 12.357% 4/9/2026 (b)(c)(e)(j)	48,994	48,871
BYJUs Alpha Inc Tranche B 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (b)(c)(f)(j)(k)	2,068,832	202,746

TOTAL INDIA		298,418
LUXEMBOURG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Travelport Finance Luxembourg Sarl 1LN, term loan CME Term SOFR 3 month Index + 2.48%, 12.1971% 9/29/2028 (b)(c)(j)	2,041,905	1,909,181
Financials - 0.0%
Financial Services - 0.0%
SK Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 0% (b)(c)(f)(j)(k)	738,266	11,074
Information Technology - 0.0%
Software - 0.0%
Webpros Investments Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0738% 3/19/2031 (b)(c)(j)	441,663	445,527
Materials - 0.0%
Containers & Packaging - 0.0%
Kloeckner Pentaplast GmbH Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.725%, 9.7229% 2/9/2026 (b)(c)(j)	1,910,370	1,784,076
TOTAL LUXEMBOURG		4,149,858
NETHERLANDS - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Flora Food Management US Corp Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 9.005% 1/3/2028 (b)(c)(j)	2,501,637	2,499,410
Industrials - 0.1%
Building Products - 0.1%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5529% 1/20/2032 (b)(c)(j)	8,876,420	8,809,847
Materials - 0.0%
Chemicals - 0.0%
Nouryon Finance BV Tranche B-1 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5531% 4/3/2028 (b)(c)(j)	2,631,543	2,640,596
Nouryon Finance BV Tranche B-2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5539% 4/3/2028 (b)(c)(j)	1,138,522	1,144,214
		3,784,810
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5904% 8/27/2028 (b)(c)(j)	2,764,961	2,211,969
TOTAL NETHERLANDS		17,306,036
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Coral-US Co-Borrower LLC Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.6707% 1/31/2028 (b)(c)(j)	1,015,000	1,010,767
Coral-US Co-Borrower LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.5619% 1/24/2032 (b)(c)(j)	2,220,000	2,166,809
LCPR Loan Financing LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1763% 10/16/2028 (b)(c)(j)	1,120,000	967,400

TOTAL PUERTO RICO		4,144,976
SWEDEN - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Anticimex Global AB Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.49% 11/16/2028 (b)(c)(j)	3,076,037	3,076,037
Anticimex Global AB Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.74% 11/16/2028 (b)(c)(j)	582,101	583,312

TOTAL SWEDEN		3,659,349
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8132% 11/15/2030 (b)(c)(j)	2,659,900	2,566,804
UNITED KINGDOM - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect US FinCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8238% 12/12/2026 (b)(c)(j)	914,352	900,866
Connect US FinCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8238% 9/13/2029 (b)(c)(j)	919,827	799,733
		1,700,599
Entertainment - 0.0%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5586% 12/2/2031 (b)(c)(j)	4,665,000	4,648,673
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4383% 7/21/2030 (b)(c)(j)	5,905,678	5,861,386
Entain Holdings Gibraltar Ltd Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.9288% 3/16/2027 (b)(c)(j)	912,657	912,328
Entain PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0788% 10/31/2029 (b)(c)(j)	2,038,411	2,040,001
Flutter Entertainment PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0788% 11/25/2030 (b)(c)(j)	3,602,148	3,589,757
		12,403,472
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG America LLC Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5632% 2/7/2028 (b)(c)(j)	3,980,713	4,002,050
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
HomeServe USA Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3118% 10/21/2030 (b)(c)(j)	2,054,475	2,037,012
TOTAL UNITED KINGDOM		24,791,806
UNITED STATES - 4.9%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.6804% 7/31/2025 (b)(c)(j)	3,868,315	2,785,187
Aventiv Technologies LLC 2LN, term loan CME Term SOFR 3 month Index + 8.65%, 13.9153% 11/1/2025 (b)(c)(j)	2,983,618	79,573
Aventiv Technologies LLC Tranche DEC FLSO, term loan CME Term SOFR 3 month Index + 0%, 14.5876% 12/24/2025 (b)(c)(e)(j)	190,007	186,207
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0904% 7/31/2025 (b)(c)(j)	100,774	97,751
Consolidated Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9383% 10/2/2027 (b)(c)(j)	1,625,000	1,617,086
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.7923% 7/1/2031 (b)(c)(j)	3,257,835	3,268,684
Lorca Co-Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8288% 4/17/2031 (b)(c)(j)	679,863	679,862
Lumen Technologies Inc Tranche A 1LN, term loan CME Term SOFR 1 month Index + 6%, 10.3238% 6/1/2028 (b)(c)(j)	1,235,414	1,233,104
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7883% 4/16/2029 (b)(c)(j)	2,488,930	2,341,162
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7883% 4/15/2030 (b)(c)(j)	4,804,276	4,504,057
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.1738% 10/1/2031 (b)(c)(j)	2,250,000	2,258,438
Zayo Group Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4383% 3/9/2027 (b)(c)(j)	2,451,809	2,338,830
Zayo Group Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5738% 3/9/2027 (b)(c)(j)	1,469,773	1,413,378
		22,803,319
Entertainment - 0.0%
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.9788% 2/10/2027 (b)(c)(j)	4,180,623	2,497,922
AP Core Holdings II LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.9383% 9/1/2027 (b)(c)(j)	1,708,927	1,608,528
AP Core Holdings II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.9383% 9/1/2027 (b)(c)(j)	3,250,000	3,039,563
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8238% 8/30/2030 (b)(c)(j)	124,375	125,075
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6883% 8/5/2028 (b)(c)(j)	1,516,380	1,516,380
		8,787,468
Interactive Media & Services - 0.0%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0738% 7/8/2031 (b)(c)(j)	668,325	669,160
Media - 0.1%
Advantage Sales & Marketing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8053% 10/28/2027 (b)(c)(j)	2,421,659	2,415,605
Charter Comm Operating LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3104% 12/9/2030 (b)(c)(j)	811,800	809,689
Charter Comm Operating LLC Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5604% 12/15/2031 (b)(c)(j)	3,668,827	3,662,370
CSC Holdings LLC Tranche B-5 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.1735% 4/15/2027 (b)(c)(j)	220,656	207,664
CSC Holdings LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8119% 1/18/2028 (b)(c)(j)	1,612,021	1,581,796
Dotdash Meredith Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8086% 12/1/2028 (b)(c)(j)	4,156,339	4,177,120
Planet US Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3185% 2/10/2031 (b)(c)(j)	1,482,550	1,484,033
Townsquare Media Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 2/13/2030 (b)(c)(j)(k)	540,000	513,000
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5788% 6/24/2029 (b)(c)(j)	658,125	648,253
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6883% 1/31/2029 (b)(c)(j)	2,747,610	2,678,920
Virgin Media Bristol LLC Tranche Y 1LN, term loan CME Term SOFR 6 month Index + 3.175%, 7.7237% 3/31/2031 (b)(c)(j)	1,080,000	1,050,300
		19,228,750
Wireless Telecommunication Services - 0.0%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3086% 1/30/2031 (b)(c)(j)	3,383,000	3,396,735
SBA Senior Finance II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.08% 1/27/2031 (b)(c)(j)	1,047,088	1,046,648
		4,443,383
TOTAL COMMUNICATION SERVICES		55,932,080

Consumer Discretionary - 1.2%
Automobile Components - 0.1%
American Trailer World Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1738% 3/5/2028 (b)(c)(j)	2,661,378	2,236,223
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8238% 5/6/2030 (b)(c)(j)	2,796,863	2,782,878
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0738% 1/28/2032 (b)(c)(j)	2,685,000	2,678,288
Novae LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.4235% 12/22/2028 (b)(c)(j)	1,046,831	979,446
Power Stop LLC 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.1738% 1/26/2029 (b)(c)(j)	1,638,494	1,522,783
		10,199,618
Automobiles - 0.0%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9383% 6/3/2028 (b)(c)(j)	3,346,598	3,277,758
Broadline Retail - 0.3%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9288% 6/18/2029 (b)(c)(j)	7,042,304	6,480,187
CNT Holdings I Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8019% 11/8/2032 (b)(c)(j)	2,045,971	2,039,935
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5738% 1/23/2032 (b)(c)(j)	31,318,060	31,376,938
		39,897,060
Distributors - 0.0%
BCPE Empire Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8238% 12/26/2028 (b)(c)(j)	4,977,716	4,966,964
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 1/20/2032 (b)(c)(j)(k)	1,560,000	1,550,250
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4383% 1/6/2028 (b)(c)(j)	143,925	142,727
Windsor Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8223% 8/1/2030 (b)(c)(j)	2,299,133	2,290,511
		8,950,452
Diversified Consumer Services - 0.1%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3086% 7/31/2028 (b)(c)(j)	3,417,846	3,405,371
Frontdoor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5738% 12/19/2031 (b)(c)(j)	510,000	512,550
KUEHG Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5369% 6/12/2030 (b)(c)(j)	4,489,188	4,502,925
Learning Care Group US No 2 Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3046% 8/11/2028 (b)(c)(j)	1,332,109	1,323,783
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7058% 3/4/2028 (b)(c)(j)	16,180,770	13,987,628
TKC Holdings Inc 1LN, term loan 13.5% 2/14/2027 (b)(j)	1,309,094	1,217,457
		24,949,714
Hotels, Restaurants & Leisure - 0.5%
19th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6573% 2/7/2029 (b)(c)(j)	3,497,787	3,425,663
Arcis Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2091% 11/24/2028 (b)(c)(j)	1,432,366	1,436,850
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5632% 1/26/2030 (b)(c)(j)	8,788,246	8,783,852
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5632% 2/6/2031 (b)(c)(j)	1,334,913	1,334,913
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3185% 10/18/2028 (b)(c)(j)	2,155,981	2,154,709
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3185% 8/9/2027 (b)(c)(j)	1,373,255	1,370,687
ClubCorp Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5904% 9/18/2026 (b)(c)(j)	590,123	592,861
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5625% 11/1/2031 (b)(c)(j)	1,346,625	1,262,218
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5625% 6/29/2029 (b)(c)(j)	1,383,579	1,309,212
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5788% 4/1/2029 (b)(c)(j)	3,502,861	3,361,275
Fertitta Entertainment LLC/NV 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8238% 1/27/2029 (b)(c)(j)	15,838,938	15,834,819
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5738% 2/12/2029 (b)(c)(j)	942,875	953,190
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0738% 1/28/2032 (b)(c)(j)	2,785,000	2,759,462
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6883% 12/1/2028 (b)(c)(j)	942,092	945,040
Golden Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5738% 5/26/2030 (b)(c)(j)	2,626,787	2,613,653
Golden State Foods LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5573% 12/4/2031 (b)(c)(j)	1,000,000	1,007,970
Herschend Entertainment Co LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3238% 8/27/2028 (b)(c)(j)	558,049	559,444
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3238% 1/17/2031 (b)(c)(j)	1,632,663	1,630,328
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3238% 8/2/2028 (b)(c)(j)	3,766,654	3,764,545
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0693% 11/8/2030 (b)(c)(j)	1,144,889	1,148,828
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6768% 10/31/2031 (b)(c)(j)	2,585,000	2,533,300
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8238% 4/26/2030 (b)(c)(j)	1,070,000	1,064,982
Life Time Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.7961% 10/22/2031 (b)(c)(j)	1,975,000	1,975,000
Light & Wonder International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5619% 4/16/2029 (b)(c)(j)	2,121,652	2,121,991
Pacific Bells LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5989% 11/10/2028 (b)(c)(j)	974,111	976,302
Raising Cane's Restaurants LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3238% 9/18/2031 (b)(c)(j)	339,150	338,584
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3238% 3/14/2031 (b)(c)(j)	3,523,375	3,518,513
TAIT LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8238% 10/1/2031 (b)(c)(j)	665,000	669,988
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5524% 12/30/2026 (b)(c)(j)	9,312,407	8,981,817
United PF Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0524% 12/30/2027 (b)(c)(j)	300,000	240,750
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0524% 12/30/2026 (b)(c)(j)	765,202	744,159
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8238% 8/3/2028 (b)(c)(j)	4,038,961	4,033,024
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.5408% 3/1/2026 (b)(c)(j)	2,893,598	2,792,322
		86,240,251
Household Durables - 0.1%
Madison Safety & Flow LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5738% 9/26/2031 (b)(c)(j)	483,788	484,189
Runner Buyer Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 10.1139% 10/21/2028 (b)(c)(j)	780,382	260,646
Somnigroup International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8819% 10/24/2031 (b)(c)(j)	2,870,000	2,867,848
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6738% 6/29/2028 (b)(c)(j)	2,706,590	2,566,524
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6883% 10/30/2027 (b)(c)(j)	4,803,936	4,761,902
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6738% 10/30/2027 (b)(c)(j)	628,205	625,064
		11,566,173
Leisure Products - 0.0%
Topgolf Callaway Brands Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3238% 3/18/2030 (b)(c)(j)	2,697,573	2,664,420
Specialty Retail - 0.1%
Academy Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1731% 11/6/2027 (b)(c)(j)	776,556	775,585
At Home Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6731% 7/24/2028 (b)(c)(j)	766,062	300,679
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0519% 10/2/2031 (b)(c)(j)	3,620,925	3,628,855
Harbor Freight Tools USA Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8238% 6/5/2031 (b)(c)(j)	1,233,800	1,219,636
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8202% 6/9/2031 (b)(c)(j)	1,465,328	1,459,217
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0461% 11/26/2031 (b)(c)(j)	2,335,000	2,329,816
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1674% 6/6/2031 (b)(c)(j)	5,722,793	5,568,736
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 9.5%, 0% (b)(c)(f)(j)(k)	535,852	54,925
RH Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9383% 10/20/2028 (b)(c)(j)	1,562,166	1,537,890
RH Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6738% 10/20/2028 (b)(c)(j)	269,311	266,809
RVR Dealership Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.1738% 2/8/2028 (b)(c)(j)	2,249,453	2,106,748
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0407% 9/10/2029 (b)(c)(j)	5,458,324	5,123,129
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6883% 4/16/2028 (b)(c)(j)	1,588,358	1,585,133
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.607% 1/30/2031 (b)(c)(j)	1,860,521	1,854,623
Woof Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3404% 12/21/2027 (b)(c)(j)	1,234,262	718,957
		28,530,738
Textiles, Apparel & Luxury Goods - 0.0%
Crocs Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5788% 2/20/2029 (b)(c)(j)	807,098	810,028
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6883% 11/23/2028 (b)(c)(j)	380,153	379,202
Varsity Brands Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.068% 8/26/2031 (b)(c)(j)	2,670,000	2,667,998
		3,857,228
TOTAL CONSUMER DISCRETIONARY		220,133,412

Consumer Staples - 0.1%
Beverages - 0.0%
Naked Juice LLC 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.4288% 1/24/2029 (b)(c)(j)	2,162,974	1,304,165
Naked Juice LLC 2LN, term loan CME Term SOFR 3 month Index + 6%, 10.4288% 1/24/2030 (b)(c)(j)	910,000	194,285
Triton Water Holdings Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5904% 3/31/2028 (b)(c)(j)	5,644,141	5,648,487
		7,146,937
Consumer Staples Distribution & Retail - 0.0%
BJ's Wholesale Club Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0573% 2/5/2029 (b)(c)(j)	984,621	991,799
Heritage Grocers Group LLC 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 11.1788% 8/1/2029 (b)(c)(j)	2,595,998	2,216,619
JP Intermediate B LLC 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 14% 11/20/2027 (b)(c)(j)	2,059,497	82,380
Northeast Grocery Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.823% 12/13/2028 (b)(c)(j)	901,281	903,084
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5461% 4/2/2029 (b)(c)(j)	2,204,901	2,196,632
		6,390,514
Food Products - 0.1%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5738% 12/23/2030 (b)(c)(j)	1,258,779	1,261,926
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8238% 10/25/2027 (b)(c)(j)	2,295,676	2,306,741
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8512% 8/2/2028 (b)(c)(j)	4,637,331	3,065,276
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 15.6162% 8/2/2028 (b)(c)(j)	2,601,355	2,589,649
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5738% 2/12/2031 (b)(c)(j)	1,805,936	1,804,148
Savor Acquisition Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 2/4/2032 (b)(c)(j)(k)	543,707	544,300
Savor Acquisition Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 2/4/2032 (b)(c)(j)(k)	51,293	51,349
		11,623,389
Household Products - 0.0%
Resideo Funding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0619% 2/14/2028 (b)(c)(j)	353,209	353,873
Personal Care Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1883% 5/17/2028 (b)(c)(j)	1,657,402	1,516,821
Olaplex Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9238% 2/23/2029 (b)(c)(j)	508,437	471,011
		1,987,832
TOTAL CONSUMER STAPLES		27,502,545

Energy - 0.2%
Energy Equipment & Services - 0.0%
WaterBridge Midstream Operating LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0767% 6/22/2029 (b)(c)(j)	2,768,063	2,757,045
Oil, Gas & Consumable Fuels - 0.2%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0601% 7/9/2031 (b)(c)(j)	1,725,675	1,721,361
BCP Renaissance Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3288% 10/31/2028 (b)(c)(j)	1,086,522	1,086,066
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3288% 12/31/2030 (b)(c)(j)	4,732,340	4,722,307
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3529% 12/30/2027 (b)(c)(j)	960,000	961,805
Delek US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9238% 11/19/2029 (b)(c)(j)	3,033,137	3,020,823
Eastern Power LLC Tranche B, term loan CME Term SOFR 1 month Index + 5.25%, 9.5738% 4/3/2028 (b)(c)(j)	667,348	665,573
EMG Utica Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 10/24/2029 (b)(c)(j)(k)	1,005,000	1,006,256
EPIC Crude Services LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.302% 10/9/2031 (b)(c)(j)	1,415,000	1,418,792
EPIC Y-Grade Services LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0437% 6/29/2029 (b)(c)(j)	2,193,975	2,195,006
GIP II Blue Holding LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0738% 9/29/2028 (b)(c)(j)	3,047,080	3,076,027
Hilcorp Energy I LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3152% 2/5/2030 (b)(c)(j)	1,105,000	1,105,000
Mesquite Energy Inc 1LN, term loan 0% (b)(e)(f)(j)(k)	528,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (b)(c)(e)(f)(j)(k)	1,224,553	0
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.2908% 10/30/2028 (b)(c)(j)	4,265,188	4,009,277
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% 10/30/2028 (b)(c)(j)(k)	6,360,000	5,883,001
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0382% 2/28/2030 (b)(c)(j)	1,114,121	1,109,475
Prairie Acquiror LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5738% 8/1/2029 (b)(c)(j)	769,197	775,543
		32,756,312
TOTAL ENERGY		35,513,357

Financials - 0.6%
Capital Markets - 0.1%
AssuredPartners Inc Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8238% 2/14/2031 (b)(c)(j)	3,563,324	3,562,861
BroadStreet Partners Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3238% 6/16/2031 (b)(c)(j)	2,984,156	2,982,575
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3288% 10/24/2031 (b)(c)(j)	6,202,539	6,209,548
CPI Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3238% 5/19/2031 (b)(c)(j)	1,690,763	1,682,900
Fleet US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.75%, 7.055% 2/10/2031 (b)(c)(j)	696,307	695,437
Focus Financial Partners LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5616% 9/17/2031 (b)(c)(j)	3,885,000	3,876,725
GTCR Everest Borrower LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0788% 9/5/2031 (b)(c)(j)	2,210,000	2,206,199
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0711% 4/21/2028 (b)(c)(j)	2,171,784	2,166,355
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3132% 12/15/2031 (b)(c)(j)	4,084,030	4,031,713
NGP XI Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8288% 7/25/2031 (b)(c)(j)	735,000	737,756
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0788% 11/19/2031 (b)(c)(j)	1,360,000	1,361,700
Superannuation & Investments US LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1883% 12/1/2028 (b)(c)(j)	927,609	932,015
		30,445,784
Financial Services - 0.2%
ACNR Holdings Inc term loan 13% (b)(e)(j)(m)	314,755	315,951
Agellan Portfolio 9% 8/7/2025 (e)(j)	239,000	239,000
Boost Newco Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.2907% 1/31/2031 (b)(c)(j)	6,633,375	6,625,083
Clue Opco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7908% 12/19/2030 (b)(c)(j)	50,000	49,007
Dragon Buyer Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5788% 9/30/2031 (b)(c)(j)	1,130,000	1,130,283
Empire Today Ip, LLC Tranche EXCH 1ST OUT TLB, term loan 9.9263% 8/30/2029 (b)(j)	201,421	195,715
Empire Today Ip, LLC Tranche EXCH FLSO TL, term loan 9.4263% 8/30/2029 (b)(j)	1,225,314	686,176
Empire Today Ip, LLC Tranche NEW $ 1ST OUT TLA, term loan 9.9263% 8/30/2029 (b)(j)	382,240	371,411
Epic Creations Inc Tranche DD DIP TL, term loan 5.3238% 5/2/2025 (b)(e)(j)	17,053	17,052
Heubach Holding USA LLC Tranche TL, term loan CME Term SOFR 1 month Index + 10%, 0% (b)(c)(e)(f)(j)(k)	182,907	137,180
Inception Finco Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8288% 3/10/2031 (b)(c)(j)	597,000	599,239
MHP Commercial Mortgage Trust U.S. SOFR Index + 5%, 9.3185% 1/9/2026 (b)(c)(e)(j)	3,464,109	3,342,865
NCR Atleos Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0529% 4/16/2029 (b)(c)(j)	1,078,465	1,079,360
Neon Maple US Debt Mergersub Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3238% 11/17/2031 (b)(c)(j)	3,375,000	3,370,376
Nexus Buyer LLC 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.6738% 11/5/2029 (b)(c)(j)	685,000	683,411
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3116% 7/18/2031 (b)(c)(j)	4,372,145	4,371,664
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0738% 5/16/2031 (b)(c)(j)	424,386	424,917
Recess Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0466% 2/20/2030 (b)(c)(j)	1,260,475	1,266,777
STG DISTRIBUTION LLC Tranche EXCHANGE FLFO 1LN, term loan CME Term SOFR 1 month Index + 8.35%, 12.6586% 10/3/2029 (b)(c)(e)(j)	335,145	332,799
STG DISTRIBUTION LLC Tranche EXCHANGE FLSO 2LN, term loan CME Term SOFR 1 month Index + 7.6%, 11.9086% 9/30/2029 (b)(c)(e)(j)	717,276	530,068
Trans Union LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0738% 6/24/2031 (b)(c)(j)	1,590,000	1,587,090
UFC Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.58% 11/21/2031 (b)(c)(j)	980,000	979,941
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0719% 2/12/2032 (b)(c)(j)	7,470,000	7,471,868
		35,807,233
Insurance - 0.3%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3238% 11/6/2030 (b)(c)(j)	11,910,219	11,887,947
AmWINS Group Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5738% 1/21/2032 (b)(c)(j)	3,030,000	3,024,092
Amynta Agency Borrower Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3256% 12/29/2031 (b)(c)(j)	1,562,382	1,557,819
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4238% 8/19/2028 (b)(c)(j)	2,720,704	2,713,440
Asurion LLC Tranche B11 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6738% 8/19/2028 (b)(c)(j)	7,073,205	7,063,231
Asurion LLC Tranche B12 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5616% 9/19/2030 (b)(c)(j)	4,803,839	4,781,309
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6883% 1/31/2028 (b)(c)(j)	9,425,000	9,205,586
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6883% 1/20/2029 (b)(c)(j)	1,010,000	978,598
Asurion LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6883% 7/31/2027 (b)(c)(j)	1,397,014	1,394,961
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7869% 6/20/2030 (b)(c)(j)	6,967,910	6,972,300
Ryan Specialty LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5738% 9/15/2031 (b)(c)(j)	1,604,772	1,602,365
TIH Insurance Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0788% 5/6/2032 (b)(c)(j)	1,826,316	1,851,884
TIH Insurance Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0788% 5/6/2031 (b)(c)(j)	1,980,484	1,976,523
USI Inc/NY Tranche C 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5788% 9/27/2030 (b)(c)(j)	1,025,823	1,021,340
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5788% 11/23/2029 (b)(c)(j)	3,875,941	3,862,608
		59,894,003
TOTAL FINANCIALS		126,147,020

Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Avantor Funding Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.4238% 11/8/2027 (b)(c)(j)	173,805	174,429
Embecta Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3132% 3/31/2029 (b)(c)(j)	2,016,899	2,013,127
Insulet Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8238% 8/1/2031 (b)(c)(j)	3,994,304	4,005,967
Medline Borrower LP 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5738% 10/21/2028 (b)(c)(j)	7,461,750	7,469,735
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5738% 5/30/2031 (b)(c)(j)	1,152,113	1,152,113
Viant Medical Holdings Inc 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3238% 10/16/2031 (b)(c)(j)	820,000	828,405
		15,643,776
Health Care Providers & Services - 0.2%
Accelerated Health Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.7288% 2/15/2029 (b)(c)(j)	1,349,618	1,057,574
Cano Health LLC 1LN, term loan CME Term SOFR 3 month Index + 1%, 13.8288% 6/28/2029 (b)(c)(j)	813,423	761,909
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5652% 2/11/2028 (b)(c)(j)	235,000	234,375
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0521% 2/11/2028 (b)(c)(j)	1,528,264	1,524,198
DaVita Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3238% 5/9/2031 (b)(c)(j)	1,930,163	1,930,568
Gainwell Acquisition Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.4288% 10/1/2027 (b)(c)(j)	4,434,007	4,118,084
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.3238% 9/24/2031 (b)(c)(j)	2,705,000	2,590,876
Hanger Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8238% 10/23/2031 (b)(c)(j)	872,643	873,193
Hanger Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 10/16/2031 (b)(c)(j)(k)(l)	112,357	112,428
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3288% 7/3/2028 (b)(c)(j)	991,229	995,957
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3288% 7/3/2028 (b)(c)(j)	246,965	248,143
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8238% 4/15/2031 (b)(c)(j)	2,268,526	2,273,358
ModivCare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0788% 7/1/2031 (b)(c)(j)	1,024,850	815,606
Phoenix Guarantor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8238% 2/21/2031 (b)(c)(j)	1,429,218	1,423,630
Phoenix Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8238% 11/15/2028 (b)(c)(j)	4,794,380	4,799,894
Radiology Partners Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5902% 1/31/2029 (b)(c)(j)	341,333	334,380
Southern Veterinary Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7147% 12/4/2031 (b)(c)(j)	3,565,000	3,566,854
TTF Lower Intermediate LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0016% 7/18/2031 (b)(c)(j)	1,180,000	1,182,950
US Anesthesia Partners Inc 2LN, term loan CME Term SOFR 1 month Index + 7.5%, 11.9231% 10/1/2029 (b)(c)(j)	285,000	241,538
US Fertility Enterprises LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.5%, 8.7849% 10/14/2031 (b)(c)(j)	798,696	803,192
US Fertility Enterprises LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 2.25% 10/7/2031 (b)(c)(j)(l)	36,304	36,509
US Radiology Specialists Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0788% 12/15/2027 (b)(c)(j)	608,475	607,495
		30,532,711
Health Care Technology - 0.1%
athenahealth Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3238% 2/15/2029 (b)(c)(j)	7,653,141	7,631,254
Cotiviti Inc 1LN, term loan 7.625% 5/1/2031 (j)	700,000	699,125
Cotiviti Inc 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 2/17/2032 (b)(c)(j)(k)	740,000	729,825
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0586% 4/30/2031 (b)(c)(j)	4,183,440	4,136,376
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0738% 9/28/2029 (b)(c)(j)	2,183,500	2,165,311
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5738% 11/26/2031 (b)(c)(j)	2,490,000	2,479,119
		17,841,010
Pharmaceuticals - 0.0%
Bausch Health Cos Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 1/27/2027 (b)(c)(j)(k)	240,000	238,470
Elanco Animal Health Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1586% 8/1/2027 (b)(c)(j)	1,903,299	1,900,424
Endo Finance Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3238% 4/23/2031 (b)(c)(j)	2,513,700	2,513,700
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5738% 5/5/2028 (b)(c)(j)	2,763,529	2,765,685
Organon & Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5702% 5/19/2031 (b)(c)(j)	2,214,234	2,205,001
		9,623,280
TOTAL HEALTH CARE		73,640,777

Industrials - 0.7%
Aerospace & Defense - 0.1%
Bleriot US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0788% 10/31/2030 (b)(c)(j)	840,780	840,520
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3235% 1/27/2032 (b)(c)(j)	1,165,000	1,159,536
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 1/30/2032 (b)(c)(j)(k)	3,627,759	3,606,900
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 1/30/2032 (b)(c)(j)(k)	342,241	340,273
Karman Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 2/27/2032 (b)(c)(j)(k)	580,000	578,549
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3962% 12/11/2031 (b)(c)(j)	1,712,308	1,708,027
Signia Aerospace LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3%, 0% 11/24/2031 (b)(c)(j)(k)(l)	142,692	142,336
TransDigm Inc Tranche I 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0788% 8/24/2028 (b)(c)(j)	2,616,514	2,621,224
TransDigm Inc Tranche J 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8288% 2/28/2031 (b)(c)(j)	357,305	357,329
TransDigm Inc Tranche K 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0788% 3/22/2030 (b)(c)(j)	1,353,007	1,354,130
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8288% 1/20/2032 (b)(c)(j)	1,551,113	1,552,214
		14,261,038
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5738% 10/31/2031 (b)(c)(j)	1,510,467	1,509,122
Dynasty Acquisition Co Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5738% 10/31/2031 (b)(c)(j)	574,533	574,022
Echo Global Logistics Inc 2LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.4238% 11/23/2029 (b)(c)(e)(j)	780,000	780,000
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0788% 3/18/2030 (b)(c)(j)	1,334,852	1,332,516
Stonepeak Nile Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 2/3/2032 (b)(c)(j)(k)	1,210,000	1,205,838
		5,401,498
Building Products - 0.1%
ACProducts Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8404% 5/17/2028 (b)(c)(j)	2,609,814	1,949,375
APi Group DE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3116% 1/3/2029 (b)(c)(j)	2,035,643	2,032,407
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6738% 10/22/2028 (b)(c)(j)	1,195,407	1,193,411
Emrld Borrower LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8288% 8/2/2031 (b)(c)(j)	952,613	950,059
Griffon Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3288% 1/24/2029 (b)(c)(j)	1,558,339	1,566,131
MIWD Holdco II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3238% 3/28/2031 (b)(c)(j)	651,725	652,467
Oscar Acquisitionco LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.25%, 8.4952% 4/29/2029 (b)(c)(j)	3,795,770	3,770,149
PHRG Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 2/16/2032 (b)(c)(j)(k)	1,870,000	1,855,975
		13,969,974
Commercial Services & Supplies - 0.4%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5738% 12/21/2028 (b)(c)(j)	9,800,603	9,781,395
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.75%, 8.1738% 5/14/2028 (b)(c)(j)	7,195,245	7,200,929
ArchKey Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0586% 11/3/2031 (b)(c)(j)	1,362,759	1,365,594
ArchKey Holdings Inc Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 10/10/2031 (b)(c)(j)(k)(l)	157,241	157,568
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8288% 2/10/2031 (b)(c)(j)	2,952,438	2,907,679
Bifm CA Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0738% 5/31/2028 (b)(c)(j)	1,223,850	1,225,380
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7907% 8/1/2030 (b)(c)(j)	7,744,769	7,505,146
Brock Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6%, 10.3288% 5/2/2030 (b)(c)(j)	673,313	674,154
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.9408% 5/3/2029 (b)(c)(j)	1,460,341	1,242,750
Core & Main LP Tranche E 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.2704% 2/10/2031 (b)(c)(j)	643,252	644,461
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2908% 8/1/2029 (b)(c)(j)	2,763,650	2,772,438
Filtration Group Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9715% 10/21/2028 (b)(c)(j)	2,507,637	2,519,122
GEO Group Inc/The Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5738% 4/14/2029 (b)(c)(j)	969,597	984,752
GFL Environmental Services Inc/ON Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 2/4/2032 (b)(c)(j)(k)	2,720,000	2,711,514
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.7622% 6/21/2028 (b)(c)(j)	3,756,249	3,750,878
Neptune Bidco US Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.1389% 10/11/2028 (b)(c)(j)	3,776,203	3,340,165
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3889% 4/11/2029 (b)(c)(j)	3,753,315	3,327,801
OMNIA Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0498% 7/25/2030 (b)(c)(j)	2,811,229	2,807,968
Pitney Bowes Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0738% 1/31/2032 (b)(c)(j)	1,005,000	996,206
Reworld Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5674% 11/30/2028 (b)(c)(j)	1,238,807	1,237,568
Reworld Holding Corp Tranche C 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5674% 11/30/2028 (b)(c)(j)	95,174	95,079
Tidal Waste & Recycling Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8288% 10/6/2031 (b)(c)(j)	695,000	696,953
Vestis Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5786% 2/24/2031 (b)(c)(j)	1,085,613	1,086,068
Wellful Inc Tranche BOOTSTRAP FLSO TL, term loan CME Term SOFR 3 month Index + 6.25%, 10.6761% 10/19/2030 (b)(c)(j)	951,999	657,479
Wellful Inc Tranche PRIMING TL, term loan CME Term SOFR 3 month Index + 5%, 9.4383% 4/19/2030 (b)(c)(j)	992,749	968,555
WMB Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3238% 11/3/2029 (b)(c)(j)	2,744,021	2,733,045
		63,390,647
Construction & Engineering - 0.0%
Chromalloy Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0604% 3/21/2031 (b)(c)(j)	1,164,699	1,164,372
Construction Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8103% 11/3/2031 (b)(c)(j)	1,395,000	1,390,355
		2,554,727
Electrical Equipment - 0.0%
Vertiv Group Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0586% 3/2/2027 (b)(c)(j)	2,550,757	2,548,283
Ground Transportation - 0.0%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0788% 4/10/2031 (b)(c)(j)	1,895,250	1,886,968
Machinery - 0.0%
Chart Industries Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8051% 3/18/2030 (b)(c)(j)	958,735	958,735
CPM Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8086% 9/28/2028 (b)(c)(j)	848,929	806,602
Crown Equipment Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8137% 10/10/2031 (b)(c)(j)	670,000	671,675
JBT Marel Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.6738% 1/2/2032 (b)(c)(j)	600,000	601,626
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4238% 3/25/2031 (b)(c)(j)	2,630,125	2,585,518
TNT Crane & Rigging Inc 2LN, term loan CME Term SOFR 1 month Index + 8.75%, 13.3221% 12/3/2026 (b)(c)(e)(j)	572,457	533,988
		6,158,144
Passenger Airlines - 0.0%
AAdvantage Loyalty IP Ltd 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3048% 4/20/2028 (b)(c)(j)	1,761,329	1,796,996
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 6.9588% 6/4/2029 (b)(c)(j)	1,366,200	1,359,943
SkyMiles IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0432% 10/20/2027 (b)(c)(j)	1,018,609	1,031,729
Spirit Airlines Inc Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 7%, 11.3223% 11/30/2025 (b)(c)(j)	629,567	626,419
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2966% 2/24/2031 (b)(c)(j)	1,807,397	1,807,397
		6,622,484
Professional Services - 0.1%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9383% 2/4/2028 (b)(c)(j)	975,492	977,687
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5738% 9/29/2031 (b)(c)(j)	4,670,000	4,594,113
CACI International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0596% 10/30/2031 (b)(c)(j)	1,000,000	993,750
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0738% 12/30/2028 (b)(c)(j)	4,679,052	4,521,134
CHG Healthcare Services Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3955% 9/29/2028 (b)(c)(j)	620,316	620,124
CHG Healthcare Services Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.2755% 9/29/2028 (b)(c)(j)	203,970	203,907
Corelogic Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9383% 6/2/2028 (b)(c)(j)	4,024,135	4,004,014
EAB Global Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3116% 8/16/2028 (b)(c)(j)	1,549,032	1,544,509
Galaxy US Opco Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0408% 7/31/2030 (b)(c)(j)	1,914,320	1,672,637
Maximus Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3238% 5/30/2031 (b)(c)(j)	592,025	592,273
Sedgwick Claims Management Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3132% 7/31/2031 (b)(c)(j)	1,742,656	1,743,126
		21,467,274
Trading Companies & Distributors - 0.0%
Foundation Building Materials Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8021% 1/29/2028 (b)(c)(j)	360,000	342,000
Foundation Building Materials Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5518% 1/29/2031 (b)(c)(j)	3,496,552	3,321,725
United Rentals North America Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0738% 2/14/2031 (b)(c)(j)	1,126,488	1,135,217
		4,798,942
Transportation Infrastructure - 0.0%
AIT Worldwide Logistics Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.2784% 4/8/2030 (b)(c)(j)	1,885,000	1,886,960
Lasership Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.5644% 1/2/2029 (b)(c)(j)	402,674	412,068
Lasership Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 5.9289% 8/10/2029 (b)(c)(j)	1,139,690	777,838
WWEX Uni Topco Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3288% 7/26/2028 (b)(c)(j)	2,174,783	2,165,954
		5,242,820
TOTAL INDUSTRIALS		148,302,799

Information Technology - 0.9%
Communications Equipment - 0.0%
CommScope LLC 1LN, term loan 9.5738% 12/17/2029 (b)(j)	4,805,000	4,908,596
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3238% 7/2/2029 (b)(c)(j)	2,924,976	2,914,622
DG Investment Intermediate Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 6.75%, 11.1883% 3/31/2029 (b)(c)(j)	315,000	309,488
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1883% 3/31/2028 (b)(c)(j)	1,996,685	2,002,515
DG Investment Intermediate Holdings Inc Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 3.75% 3/31/2028 (b)(c)(j)(l)	68,452	68,652
Go Daddy Operating Co LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0738% 6/2/2031 (b)(c)(j)	800,664	799,167
Go Daddy Operating Co LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0738% 11/13/2029 (b)(c)(j)	1,225,448	1,223,646
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5788% 8/18/2031 (b)(c)(j)	2,354,100	2,347,226
MX Holdings US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 2/20/2032 (b)(c)(j)(k)	1,030,000	1,030,000
TCP Sunbelt Acquisition Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5715% 10/15/2031 (b)(c)(j)	1,315,000	1,322,666
TTM Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5586% 5/30/2030 (b)(c)(j)	1,364,001	1,366,279
		13,384,261
IT Services - 0.1%
Ahead DB Holdings LLC Tranche B3 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3007% 2/3/2031 (b)(c)(j)	1,053,991	1,056,384
Constant Contact Inc term loan CME Term SOFR 3 month Index + 7.5%, 0% 2/10/2029 (b)(c)(j)(k)	60,000	49,325
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5636% 2/10/2028 (b)(c)(j)	4,718,034	4,360,502
GTT Communications Inc Tranche HOLDCO 1LN, term loan CME Term SOFR 1 month Index + 9%, 13.4288% 6/30/2028 (b)(c)(j)	548,452	427,792
Indy US Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8238% 3/6/2028 (b)(c)(j)	210,000	209,562
Mitchell International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5738% 6/17/2031 (b)(c)(j)	2,093,753	2,077,652
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1738% 2/1/2028 (b)(c)(j)	8,129,169	7,339,095
Plano HoldCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8288% 10/2/2031 (b)(c)(j)	810,000	813,037
X Corp 1LN, term loan 9.5% 10/29/2029 (j)	6,359,000	6,492,794
X Corp Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 6.5%, 10.9788% 10/26/2029 (b)(c)(j)	4,294,000	4,281,719
		27,107,862
Semiconductors & Semiconductor Equipment - 0.0%
MKS Instruments Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5887% 8/17/2029 (b)(c)(j)	2,404,092	2,405,293
Software - 0.7%
Applied Systems Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0786% 2/24/2031 (b)(c)(j)	3,033,345	3,050,938
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.1738% 12/10/2029 (b)(c)(j)	860,642	858,671
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.957% 12/10/2028 (b)(c)(j)	4,455,287	4,417,016
Camelot US Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0738% 1/31/2031 (b)(c)(j)	3,691,985	3,638,451
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0788% 3/24/2031 (b)(c)(j)	3,331,650	3,340,912
Cloud Software Group Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8288% 3/29/2029 (b)(c)(j)	4,423,153	4,432,707
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0904% 9/30/2028 (b)(c)(j)	2,677,943	2,679,068
Dcert Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3238% 10/16/2026 (b)(c)(j)	8,088,642	7,836,924
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.3238% 2/19/2029 (b)(c)(j)	1,795,000	1,441,977
Eagle Parent Canada Inc Tranche INCR B, term loan CME Term SOFR 3 month Index + 4.25%, 8.5531% 3/17/2029 (b)(c)(e)(j)	2,670,000	2,509,800
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3238% 10/29/2029 (b)(c)(j)	3,590,708	3,586,866
Epicor Software Corp 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0738% 5/30/2031 (b)(c)(j)	4,206,179	4,217,915
Finastra USA Inc 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.6455% 9/13/2029 (b)(c)(e)(j)	2,379,820	2,379,820
Flexera Software LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3487% 3/3/2028 (b)(c)(j)	457,706	457,592
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0738% 9/12/2029 (b)(c)(j)	3,810,940	3,801,146
Leia Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5352% 10/9/2031 (b)(c)(j)	2,985,000	2,974,821
Leia Finco US LLC 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5352% 10/12/2032 (b)(c)(j)	1,285,000	1,266,869
McAfee Corp 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3086% 3/1/2029 (b)(c)(j)	5,179,355	5,161,227
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5738% 12/31/2031 (b)(c)(j)	3,873,218	3,713,448
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5738% 5/3/2028 (b)(c)(j)	5,723,136	5,592,763
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.5738% 2/23/2029 (b)(c)(j)	1,430,000	1,399,913
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7908% 7/1/2031 (b)(c)(j)	5,201,963	5,079,508
Optiv Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5498% 7/31/2026 (b)(c)(j)	1,898,208	1,471,795
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5524% 6/2/2028 (b)(c)(j)	11,009,322	10,974,973
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 2%, 13.4132% 6/4/2029 (b)(c)(j)	1,075,000	1,058,542
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 0% 11/22/2032 (b)(c)(j)(k)	1,515,000	1,519,743
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 10/28/2030 (b)(c)(j)(k)	1,210,000	1,213,787
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5788% 10/28/2030 (b)(c)(j)	277,949	278,819
Project Boost Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3069% 7/16/2031 (b)(c)(j)	955,000	953,864
Project Boost Purchaser LLC Tranche B 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5569% 7/17/2032 (b)(c)(j)	460,000	469,342
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3238% 8/31/2028 (b)(c)(j)	4,073,728	4,082,201
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1746% 5/15/2028 (b)(c)(j)	4,304,992	2,459,227
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.6746% 5/15/2028 (b)(c)(j)	1,233,959	1,271,854
RealPage Inc 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0788% 4/24/2028 (b)(c)(j)	750,000	752,497
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.5904% 4/22/2028 (b)(c)(j)	3,384,736	3,361,111
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9238% 9/30/2028 (b)(c)(j)	1,915,045	1,883,925
Renaissance Holdings Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3238% 4/8/2030 (b)(c)(j)	4,673,216	4,544,703
Roper Industrial Products Investment Co 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0788% 11/23/2029 (b)(c)(j)	1,172,086	1,170,773
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.9261% 8/11/2028 (b)(c)(j)	724,403	723,273
SS&C Technologies Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3238% 5/9/2031 (b)(c)(j)	2,954,130	2,958,354
UKG Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2998% 2/10/2031 (b)(c)(j)	10,156,563	10,153,211
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0702% 4/14/2031 (b)(c)(j)	2,716,001	2,713,747
		127,854,093
Technology Hardware, Storage & Peripherals - 0.0%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.33% 12/15/2031 (b)(c)(j)	6,285,000	6,159,300
TOTAL INFORMATION TECHNOLOGY		181,819,405

Materials - 0.4%
Chemicals - 0.3%
A-Gas FinCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5788% 12/14/2029 (b)(c)(j)	1,728,546	1,513,912
Advancion Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0738% 11/24/2027 (b)(c)(j)	1,058,400	1,050,462
Advancion Holdings LLC 2LN, term loan CME Term SOFR 1 month Index + 7.75%, 12.1738% 11/24/2028 (b)(c)(j)	485,000	470,450
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4238% 11/24/2027 (b)(c)(j)	3,200,529	3,171,180
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.4383% 6/4/2028 (b)(c)(j)	420,641	373,618
American Rock Salt Co LLC Tranche 1ST OUT DD TL 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 4.3476% 6/12/2028 (b)(c)(j)(l)	131,976	132,965
American Rock Salt Co LLC Tranche 1ST OUT TL B 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 11.7755% 6/12/2028 (b)(c)(j)	123,739	124,666
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9238% 9/30/2028 (b)(c)(j)	3,251,122	3,252,586
Arc Falcon I Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.4238% 10/1/2029 (b)(c)(j)	345,000	336,661
Bakelite US Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0873% 12/23/2031 (b)(c)(j)	1,935,000	1,918,669
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3238% 8/18/2028 (b)(c)(j)	4,006,303	3,987,955
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3073% 11/1/2030 (b)(c)(j)	1,726,972	1,727,403
Discovery Purchaser Corp 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0401% 10/4/2029 (b)(c)(j)	4,438,256	4,424,720
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.3538% 7/3/2028 (b)(c)(j)	3,431,620	3,289,757
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3174% 3/15/2029 (b)(c)(j)	5,331,898	5,296,334
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.8613% 3/15/2030 (b)(c)(j)	656,471	635,956
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1738% 3/1/2030 (b)(c)(j)	891,425	857,997
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6738% 4/2/2029 (b)(c)(j)	1,989,963	1,940,213
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0501% 8/22/2031 (b)(c)(j)	5,284,977	5,122,041
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.3662% 12/1/2026 (b)(c)(j)	1,098,683	1,037,981
Scih Salt Hldgs Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2908% 1/31/2029 (b)(c)(j)	1,249,510	1,248,398
TPC Group Inc 1LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.1086% 11/24/2031 (b)(c)(j)	2,368,000	2,341,360
USALCO LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3238% 9/30/2031 (b)(c)(j)	915,659	917,948
USALCO LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4%, 0% 9/30/2031 (b)(c)(j)(k)(l)	94,341	94,577
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5788% 9/22/2028 (b)(c)(j)	1,313,466	1,311,824
		46,579,633
Construction Materials - 0.0%
Eco Material Technologies Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5685% 1/30/2032 (b)(c)(j)	1,165,000	1,163,544
Quikrete Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5601% 1/30/2032 (b)(c)(j)	3,495,000	3,488,465
Smyrna Ready Mix Concrete LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.857% 4/2/2029 (b)(c)(j)	155,941	156,525
VM Consolidated Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5738% 3/27/2028 (b)(c)(j)	1,432,934	1,432,217
White Cap Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5738% 10/19/2029 (b)(c)(j)	1,144,587	1,140,558
		7,381,309
Containers & Packaging - 0.1%
AOT Packaging Products Acquisition Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6761% 3/3/2028 (b)(c)(j)	2,805,507	2,799,868
Berlin Packaging LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8108% 6/9/2031 (b)(c)(j)	3,206,141	3,204,153
Berry Global Inc Tranche AA 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.1746% 7/1/2029 (b)(c)(j)	2,095,751	2,094,766
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.4988% 4/13/2029 (b)(c)(j)	9,537,084	9,531,171
Graham Packaging Co Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8238% 8/4/2027 (b)(c)(j)	3,047,337	3,045,813
LC Ahab US Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3238% 5/1/2031 (b)(c)(j)	1,433,263	1,431,471
Pregis TopCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3238% 8/3/2026 (b)(c)(j)	588,557	589,934
Reynolds Consumer Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1738% 1/30/2027 (b)(c)(j)	875,734	875,944
SupplyOne Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0738% 4/21/2031 (b)(c)(j)	446,625	448,929
		24,022,049
Paper & Forest Products - 0.0%
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0738% 5/23/2031 (b)(c)(j)	1,075,000	1,071,861
TOTAL MATERIALS		79,054,852

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Greystar Real Estate Partners LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0501% 8/21/2030 (b)(c)(j)	779,613	778,155
Utilities - 0.1%
Electric Utilities - 0.0%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0439% 4/16/2031 (b)(c)(j)	678,291	677,654
Vistra Operations Co LLC Tranche B-3 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0738% 12/20/2030 (b)(c)(j)	1,499,419	1,497,859
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5586% 1/20/2031 (b)(c)(j)	4,299,984	4,290,868
		6,466,381
Independent Power and Renewable Electricity Producers - 0.1%
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0738% 9/30/2031 (b)(c)(j)	1,605,975	1,608,737
Calpine Construction Finance Co LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3238% 7/31/2030 (b)(c)(j)	1,054,675	1,052,924
Cogentrix Finance Holdco I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 2/13/2032 (b)(c)(j)(k)	1,360,000	1,357,620
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3.5%, 8.0524% 11/14/2025 (b)(c)(j)	1,057,107	1,051,821
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.818% 12/10/2031 (b)(c)(j)	685,000	685,514
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1883% 3/25/2028 (b)(c)(j)	3,973,471	3,923,802
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 3/27/2028 (b)(c)(j)(k)	705,000	703,238
		10,383,656
Multi-Utilities - 0.0%
Osmose Utilities Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6883% 6/23/2028 (b)(c)(j)	107,229	106,598
TOTAL UTILITIES		16,956,635

TOTAL UNITED STATES		965,781,037
TOTAL BANK LOAN OBLIGATIONS (Cost $1,082,062,417)		1,064,708,199

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Discover Bank ICE IBA - USD SOFR SPREAD-ADJ ICE SWAP RATE 5Y + 1.73%, 5.974% 8/9/2028 (b)(c)	5,039,000	5,123,722
KeyBank NA/Cleveland OH 6.95% 2/1/2028	718,000	756,554
Regions Bank/Birmingham AL 6.45% 6/26/2037	8,935,000	9,425,949

TOTAL BANK NOTES (Cost $15,799,922)		15,306,225

Collateralized Mortgage Obligations - 1.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.9%
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (d)	3,706,297	3,225,181
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(d)	3,226,899	3,161,101
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(d)	2,570,466	2,539,115
CSMC Trust Series 2014-3R Class 2A1, CME Term SOFR 1 month Index + 0.8145%, 0% 5/27/2037 (b)(c)(d)(e)	87,210	8
CSMC Trust Series 2015-1R Class 6A1, CME Term SOFR 1 month Index + 0.3945%, 4.6216% 5/27/2037 (b)(c)(d)	201,203	199,399
Fannie Mae Guaranteed REMICS Series 1999-17 Class PG, 6% 4/25/2029	12,938	13,143
Fannie Mae Guaranteed REMICS Series 1999-25 Class Z, 6% 6/25/2029	14,898	14,971
Fannie Mae Guaranteed REMICS Series 1999-32 Class PL, 6% 7/25/2029	17,818	18,146
Fannie Mae Guaranteed REMICS Series 1999-33 Class PK, 6% 7/25/2029	13,419	13,656
Fannie Mae Guaranteed REMICS Series 2001-20 Class Z, 6% 5/25/2031	17,772	18,139
Fannie Mae Guaranteed REMICS Series 2001-31 Class ZC, 6.5% 7/25/2031	7,269	7,363
Fannie Mae Guaranteed REMICS Series 2001-52 Class YZ, 6.5% 10/25/2031	2,577	2,667
Fannie Mae Guaranteed REMICS Series 2002-16 Class ZD, 6.5% 4/25/2032	8,319	8,557
Fannie Mae Guaranteed REMICS Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.2665% 2/25/2032 (b)(c)	1,819	1,825
Fannie Mae Guaranteed REMICS Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4531% 3/18/2032 (b)(c)	3,248	3,277
Fannie Mae Guaranteed REMICS Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4665% 4/25/2032 (b)(c)	3,404	3,432
Fannie Mae Guaranteed REMICS Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4665% 10/25/2032 (b)(c)	4,192	4,227
Fannie Mae Guaranteed REMICS Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 5.2165% 1/25/2032 (b)(c)	1,676	1,679
Fannie Mae Guaranteed REMICS Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.0835% 11/25/2032 (b)(h)	5,317	133
Fannie Mae Guaranteed REMICS Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6335% 12/25/2033 (b)(h)	66,909	7,652
Fannie Mae Guaranteed REMICS Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6335% 3/25/2033 (b)(h)	3,569	365
Fannie Mae Guaranteed REMICS Series 2005-102 Class CO, 0% 11/25/2035 (n)	9,439	8,107
Fannie Mae Guaranteed REMICS Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.2535% 6/25/2035 (b)(h)	85,931	6,256
Fannie Mae Guaranteed REMICS Series 2005-72 Class ZC, 5.5% 8/25/2035	265,147	272,491
Fannie Mae Guaranteed REMICS Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 5.9371% 8/25/2035 (b)(c)	1,805	1,863
Fannie Mae Guaranteed REMICS Series 2005-79 Class ZC, 5.9% 9/25/2035	223,307	218,908
Fannie Mae Guaranteed REMICS Series 2005-81 Class PC, 5.5% 9/25/2035	33,407	34,242
Fannie Mae Guaranteed REMICS Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 2.2135% 11/25/2036 (b)(h)	50,558	4,838
Fannie Mae Guaranteed REMICS Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.1735% 12/25/2036 (b)(h)	31,120	3,071
Fannie Mae Guaranteed REMICS Series 2006-12 Class BO, 0% 10/25/2035 (n)	41,872	37,049
Fannie Mae Guaranteed REMICS Series 2006-15 Class OP, 0% 3/25/2036 (n)	64,966	54,961
Fannie Mae Guaranteed REMICS Series 2006-37 Class OW, 0% 5/25/2036 (n)	6,939	5,623
Fannie Mae Guaranteed REMICS Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 1.9735% 5/25/2037 (b)(h)	16,630	1,793
Fannie Mae Guaranteed REMICS Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 13.8211% 6/25/2037 (b)(c)	13,554	16,532
Fannie Mae Guaranteed REMICS Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index x 38.9131%, 12.8011% 7/25/2037 (b)(c)	20,513	25,196
Fannie Mae Guaranteed REMICS Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 12.8011% 7/25/2037 (b)(c)	4,230	4,692
Fannie Mae Guaranteed REMICS Series 2010-135 Class ZA, 4.5% 12/25/2040	546,406	525,488
Fannie Mae Guaranteed REMICS Series 2010-150 Class ZC, 4.75% 1/25/2041	833,225	821,279
Fannie Mae Guaranteed REMICS Series 2011-39 Class ZA, 6% 11/25/2032	75,410	77,828
Fannie Mae Guaranteed REMICS Series 2011-4 Class PZ, 5% 2/25/2041	325,015	323,164
Fannie Mae Guaranteed REMICS Series 2011-67 Class AI, 4% 7/25/2026 (h)	1,218	10
Fannie Mae Guaranteed REMICS Series 2012-100 Class WI, 3% 9/25/2027 (h)	176,222	4,382
Fannie Mae Guaranteed REMICS Series 2012-134 Class MX, 3.5% 5/25/2042	310,347	303,234
Fannie Mae Guaranteed REMICS Series 2012-149 Class DA, 1.75% 1/25/2043	546,858	506,710
Fannie Mae Guaranteed REMICS Series 2012-149 Class GA, 1.75% 6/25/2042	684,501	632,779
Fannie Mae Guaranteed REMICS Series 2012-67 Class AI, 4.5% 7/25/2027 (h)	2,101	36
Fannie Mae Guaranteed REMICS Series 2012-9 Class SH, 6.4355% - U.S. 30-Day Avg. SOFR Index 2.0835% 6/25/2041 (b)(h)	4,656	20
Fannie Mae Guaranteed REMICS Series 2013-133 Class IB, 3% 4/25/2032 (h)	21,426	122
Fannie Mae Guaranteed REMICS Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 1.5835% 1/25/2044 (b)(h)	114,792	12,173
Fannie Mae Guaranteed REMICS Series 2015-42 Class IL, 6% 6/25/2045 (h)	599,535	89,418
Fannie Mae Guaranteed REMICS Series 2015-70 Class JC, 3% 10/25/2045	552,004	524,812
Fannie Mae Guaranteed REMICS Series 2016-104 Class B, 4% 12/25/2044	540,414	530,774
Fannie Mae Guaranteed REMICS Series 2016-99 Class KA, 4% 11/25/2042	666,714	657,698
Fannie Mae Guaranteed REMICS Series 2017-22 Class ED, 3.5% 6/25/2044	218,357	215,908
Fannie Mae Guaranteed REMICS Series 2017-30 Class AI, 5.5% 5/25/2047 (h)	365,562	53,990
Fannie Mae Guaranteed REMICS Series 2020-45 Class JC, 1.5% 7/25/2040	8,489,176	7,152,771
Fannie Mae Guaranteed REMICS Series 2020-51 Class BA, 2% 6/25/2046	4,551,994	4,023,404
Fannie Mae Guaranteed REMICS Series 2021-45 Class DA, 3% 7/25/2051	2,898,695	2,556,856
Fannie Mae Guaranteed REMICS Series 2021-59 Class H, 2% 6/25/2048	1,737,043	1,436,908
Fannie Mae Guaranteed REMICS Series 2021-66 Class DA, 2% 1/25/2048	1,840,708	1,533,098
Fannie Mae Guaranteed REMICS Series 2021-66 Class DM, 2% 1/25/2048	1,956,145	1,629,243
Fannie Mae Guaranteed REMICS Series 2021-69 Class JK, 1.5% 10/25/2051	1,668,203	1,397,100
Fannie Mae Guaranteed REMICS Series 2021-85 Class L, 2.5% 8/25/2048	1,615,135	1,417,997
Fannie Mae Guaranteed REMICS Series 2021-95 Class BA, 2.5% 6/25/2049	7,488,446	6,544,581
Fannie Mae Guaranteed REMICS Series 2021-95, 2.5% 9/25/2048	4,929,051	4,337,103
Fannie Mae Guaranteed REMICS Series 2021-96 Class HA, 2.5% 2/25/2050	2,632,770	2,290,178
Fannie Mae Guaranteed REMICS Series 2022-1 Class KA, 3% 5/25/2048	1,582,217	1,448,617
Fannie Mae Guaranteed REMICS Series 2022-11 Class B, 3% 6/25/2049	2,046,279	1,871,772
Fannie Mae Guaranteed REMICS Series 2022-12 Class GD, 2.25% 3/25/2052	890,985	800,409
Fannie Mae Guaranteed REMICS Series 2022-13 Class HA, 3% 8/25/2046	1,621,104	1,513,311
Fannie Mae Guaranteed REMICS Series 2022-13 Class JA, 3% 5/25/2048	2,981,454	2,730,337
Fannie Mae Guaranteed REMICS Series 2022-15 Class GC, 3% 1/25/2047	2,438,683	2,272,446
Fannie Mae Guaranteed REMICS Series 2022-17 Class BH, 3% 5/25/2047	2,653,165	2,484,030
Fannie Mae Guaranteed REMICS Series 2022-25 Class AB, 4% 9/25/2047	2,593,078	2,519,077
Fannie Mae Guaranteed REMICS Series 2022-3 Class D, 2% 2/25/2048	7,259,715	6,418,112
Fannie Mae Guaranteed REMICS Series 2022-3 Class N, 2% 10/25/2047	18,554,597	16,238,081
Fannie Mae Guaranteed REMICS Series 2022-35 Class CK, 4% 3/25/2047	5,799,023	5,593,091
Fannie Mae Guaranteed REMICS Series 2022-4 Class B, 2.5% 5/25/2049	1,913,960	1,675,186
Fannie Mae Guaranteed REMICS Series 2022-4 Class YT, 2% 2/25/2052	985,698	874,998
Fannie Mae Guaranteed REMICS Series 2022-49 Class TC, 4% 12/25/2048	1,275,162	1,235,466
Fannie Mae Guaranteed REMICS Series 2022-5 Class DA, 2.25% 11/25/2047	5,864,013	5,196,231
Fannie Mae Guaranteed REMICS Series 2022-69 Class AB, 4.5% 1/25/2044	4,813,678	4,710,509
Fannie Mae Guaranteed REMICS Series 2022-7 Class A, 3% 5/25/2048	2,247,784	2,058,316
Fannie Mae Guaranteed REMICS Series 2022-7 Class E, 2.5% 11/25/2047	7,238,027	6,486,588
Fannie Mae Guaranteed REMICS Series 2023-13 Class CK, 1.5% 11/25/2050	10,531,005	8,381,696
Fannie Mae Guaranteed REMICS Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.802% 11/25/2053 (b)(c)	10,922,579	11,001,473
Fannie Mae Guaranteed REMICS Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.882% 7/25/2054 (b)(c)	2,276,888	2,287,319
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	1,750	1,789
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (n)	20,951	17,346
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (n)	33,151	27,608
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (h)	330,223	13,767
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 6/25/2054 (b)(c)	6,829,471	6,833,321
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 9/25/2054 (b)(c)	3,194,510	3,199,614
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.752% 2/25/2055 (b)(c)	5,340,954	5,352,519
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.752% 9/25/2054 (b)(c)	5,353,260	5,361,532
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 2/25/2055 (b)(c)	6,549,183	6,561,191
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.502% 2/25/2055 (b)(c)	2,796,289	2,803,004
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	1,753,032	1,656,943
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	5,978,057	5,610,442
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	4,066,506	3,991,637
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	2,266,818	2,075,513
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (h)	16,978	2,483
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (h)	15,833	2,364
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (b)(h)	10,447	1,916
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (b)(h)	6,402	999
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (h)	9,775	1,687
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (b)(h)	5,778	1,035
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (h)	66,427	10,824
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	4,649	4,721
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	13,785	14,019
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	811,995	788,335
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	1,507,408	1,323,685
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	1,504,426	1,312,876
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	1,538,861	1,352,760
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	2,099,839	1,757,155
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	7,039	7,182
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	51,331	52,398
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	2,956	3,012
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	8,290	8,454
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	13,820	14,100
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	8,775	8,953
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	4,918	4,981
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	5,032	5,139
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	48,418	49,583
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.2531% 1/15/2032 (b)(c)	1,302	1,306
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3531% 3/15/2032 (b)(c)	1,858	1,869
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4531% 3/15/2032 (b)(c)	1,777	1,792
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3531% 6/15/2031 (b)(c)	2,995	3,010
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3531% 3/15/2032 (b)(c)	1,040	1,045
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	12,526	12,913
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	17,854	18,160
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	33,290	34,320
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	319,269	322,026
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	18,126	18,537
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	431,983	427,109
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	143,178	147,851
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	275,589	271,347
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2998 Class LY, 5.5% 7/15/2025	278	278
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	74,583	75,807
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3110 Class OP, 0% 9/15/2035 (n)	5,881	5,747
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.1469% 2/15/2036 (b)(h)	22,553	2,001
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (n)	79,165	64,417
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3121 Class KO, 0% 3/15/2036 (n)	11,697	10,088
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (n)	42,552	34,980
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3145 Class GO, 0% 4/15/2036 (n)	47,113	39,081
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	73,534	76,540
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	358,988	366,247
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.2069% 11/15/2036 (b)(h)	106,272	9,168
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	23,464	23,992
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.1269% 6/15/2037 (b)(h)	69,382	7,652
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.7031% 5/15/2037 (b)(c)	83,169	81,127
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	33,546	33,821
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	337,375	340,552
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	53,023	52,670
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	518,017	481,760
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (h)	186,624	12,596
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4281 Class AI, 4% 12/15/2028 (h)	214	1
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (h)	1,001	7
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (h)	238,538	9,240
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	164,396	162,054
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4516 Class A, 4% 8/15/2041	199,447	198,384
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	821,053	788,500
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4744 Class JA, 3% 9/15/2047	604,745	550,355
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	999,465	906,683
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5058 Class BE, 3% 11/25/2050	3,630,815	3,145,807
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5066 Class A, 1.5% 11/25/2044	1,149,341	1,003,412
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5083 Class VA, 1% 8/15/2038	3,024,076	2,861,193
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5115 Class A, 2% 3/25/2040	3,997,298	3,560,972
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5139 Class JC, 2% 8/25/2040	3,842,538	3,381,130
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	1,241,916	1,034,597
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5147 Class WN, 2% 1/25/2040	4,088,474	3,632,944
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	1,660,180	1,386,452
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	1,639,302	1,354,295
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	1,527,873	1,333,001
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	9,468,429	8,186,884
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class CT, 2% 11/25/2040	4,182,911	3,666,775
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class TP, 2.5% 4/25/2049	3,637,053	3,181,449
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	1,880,703	1,680,836
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	12,514,893	11,008,517
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	1,245,121	1,088,519
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	2,531,853	2,213,447
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	1,179,582	1,053,550
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	2,118,842	1,852,066
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	2,211,054	1,907,754
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	2,118,850	1,852,067
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	895,146	800,174
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	3,837,401	3,449,061
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5199 Class PH, 2.25% 3/25/2052	1,393,019	1,213,644
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5200 Class C, 3% 5/25/2048	5,073,357	4,680,760
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5200 Class LA, 3% 10/25/2048	4,408,553	4,028,060
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	1,141,470	1,041,445
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class BC, 3% 5/25/2048	4,906,882	4,492,811
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	960,446	859,545
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	1,766,548	1,584,650
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class AB, 3% 1/25/2042	2,727,856	2,541,194
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class TA, 3.5% 11/25/2046	1,608,106	1,513,495
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class AH, 2.25% 4/25/2037	3,889,388	3,643,048
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	2,220,962	2,099,932
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	3,085,605	2,913,780
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	1,913,337	1,917,678
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	4,277,634	4,235,416
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.502% 2/25/2055 (b)(c)	4,619,827	4,625,496
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 2/25/2055 (b)(c)	2,666,662	2,659,514
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.602% 10/25/2054 (b)(c)	4,943,103	4,955,388
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.502% 2/25/2055 (b)(c)	4,019,972	4,028,886
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	16,374	16,690
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	1,587	1,614
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	2,508	2,550
Freddie Mac Non Gold Pool Series 2006-3225 Class EO, 0% 10/15/2036 (n)	24,292	19,808
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.7599% 5/20/2060 (b)(c)(o)	127,267	127,014
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.74% 8/20/2060 (b)(c)(o)	37,342	37,219
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.82% 12/20/2060 (b)(c)(o)	93,711	93,458
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.94% 12/20/2060 (b)(c)(o)	81,945	81,886
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.94% 2/20/2061 (b)(c)(o)	77,208	77,130
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.93% 2/20/2061 (b)(c)(o)	90,395	90,283
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.94% 4/20/2061 (b)(c)(o)	88,752	88,691
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.94% 5/20/2061 (b)(c)(o)	79,901	79,810
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.94% 5/20/2061 (b)(c)(o)	82,354	82,290
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.97% 6/20/2061 (b)(c)(o)	94,832	94,801
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.04% 10/20/2061 (b)(c)(o)	175,825	175,919
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.14% 11/20/2061 (b)(c)(o)	125,883	126,089
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.14% 1/20/2062 (b)(c)(o)	60,590	60,702
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.07% 1/20/2062 (b)(c)(o)	124,262	124,381
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.07% 3/20/2062 (b)(c)(o)	59,593	59,632
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 5.09% 5/20/2061 (b)(c)(o)	6,471	6,468
Ginnie Mae Mortgage pass-thru certificates Series 2012-H23 Class WA, CME Term SOFR 1 month Index + 0.6345%, 4.96% 10/20/2062 (b)(c)(o)	52,325	52,292
Ginnie Mae Mortgage pass-thru certificates Series 2013-H07 Class BA, CME Term SOFR 1 month Index + 0.36%, 4.8% 3/20/2063 (b)(c)(o)	107,921	107,658
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.04% 1/20/2064 (b)(c)(o)	54,288	54,318
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 5.04% 12/20/2063 (b)(c)(o)	91,111	91,165
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 4.94% 6/20/2064 (b)(c)(o)	358,298	358,047
Ginnie Mae Mortgage pass-thru certificates Series 2014-H20 Class BF, CME Term SOFR 1 month Index + 0.6145%, 4.94% 9/20/2064 (b)(c)(o)	1,296,920	1,295,808
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (o)	6,114	5,948
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.84% 12/20/2062 (b)(c)(o)	14,029	13,926
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	789,457	716,560
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.58% 8/20/2066 (b)(c)(o)	382,308	379,905
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	114,802	113,557
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.0737% 5/16/2034 (b)(h)	23,345	1,492
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 2.7737% 8/17/2034 (b)(h)	22,925	1,966
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.2637% 6/16/2037 (b)(h)	43,229	4,182
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	2,930,478	2,813,634
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	1,324,120	1,281,668
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	292,641	282,989
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.9799% 3/20/2060 (b)(c)(o)	162,303	162,275
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (h)	10,630	504
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 1.6737% 7/20/2041 (b)(h)	112,994	10,533
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	602,523	589,770
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	1,622,185	1,476,755
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	607,602	559,275
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	1,031,069	933,683
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	835,015	761,219
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	566,649	520,744
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	2,721,701	2,440,088
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	1,484,284	1,363,124
Ginnie Mae REMIC pass-thru certificates Series 2019-11 Class F, CME Term SOFR 1 month Index + 0.5145%, 4.8263% 1/20/2049 (b)(c)	1,655,651	1,642,294
Ginnie Mae REMIC pass-thru certificates Series 2019-128 Class FH, CME Term SOFR 1 month Index + 0.6145%, 4.9263% 10/20/2049 (b)(c)	579,510	568,728
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.8763% 2/20/2049 (b)(c)	1,096,336	1,080,279
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (d)	4,602,456	4,436,902
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (d)	12,594,414	11,767,912
New York Mortgage Trust Series 2021-SP1 Class A1, 4.6696% 8/25/2061 (d)	2,028,314	1,984,589
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (d)	1,691,577	1,563,072
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (d)	2,977,973	2,779,777
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (d)	824,046	813,701
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (d)	781,860	762,495
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (d)	1,996,209	1,993,589
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (d)	5,025,824	4,750,217
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (d)	3,820,470	3,737,795
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(d)	5,843,109	5,630,919
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (d)	1,242,405	1,186,153
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.5914% 7/20/2034 (b)(c)	1,187	1,099
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 5.0738% 9/25/2043 (b)(c)	518,524	496,429
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (d)	9,620,708	9,049,341
TOTAL UNITED STATES		382,920,162
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $382,083,161)		382,920,162

Commercial Mortgage Securities - 5.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 5.4%
Ares Trust Series 2024-IND2 Class F, CME Term SOFR 1 month Index + 4.039%, 8.3509% 10/15/2034 (b)(c)(d)	1,164,000	1,166,753
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (d)	7,809,000	7,350,221
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (d)	1,753,000	1,562,361
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class CNM, 3.7186% 11/5/2032 (b)(d)	725,000	601,714
BAMLL Commercial Mortgage Securities Trust Series 2021-JACX Class E, CME Term SOFR 1 month Index + 3.8645%, 8.1765% 9/15/2038 (b)(c)(d)	627,000	529,593
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.462% 1/15/2039 (b)(c)(d)	8,604,725	8,580,525
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class B, CME Term SOFR 1 month Index + 1.55%, 5.862% 1/15/2039 (b)(c)(d)	1,625,176	1,614,510
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class C, CME Term SOFR 1 month Index + 2.15%, 6.462% 1/15/2039 (b)(c)(d)	1,159,933	1,150,508
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class C, 4.8231% 7/15/2049 (b)	480,000	465,298
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class D, 3% 7/15/2049 (d)	1,180,000	1,053,550
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class XA, 1.7214% 7/15/2049 (b)(h)	8,389,726	83,848
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3 Class C, 4.352% 2/15/2050 (b)	347,000	329,514
BANK Series 2017-BNK4 Class D, 3.357% 5/15/2050 (d)	782,000	567,634
BANK Series 2017-BNK5 Class ASB, 3.179% 6/15/2060	4,113,822	4,054,109
BANK Series 2017-BNK8 Class D, 2.6% 11/15/2050 (d)	960,000	493,094
BANK Series 2017-BNK8 Class E, 2.8% 11/15/2050 (d)	609,000	271,698
BANK Series 2018-BN10 Class C, 4.163% 2/15/2061 (b)	1,306,000	1,234,424
BANK Series 2018-BN13 Class A5, 4.217% 8/15/2061	5,600,000	5,493,942
BANK Series 2018-BN15 Class D, 3% 11/15/2061 (d)	430,000	348,637
BANK Series 2018-BN15 Class E, 3% 11/15/2061 (d)	430,000	320,406
BANK Series 2019-BN20 Class ASB, 2.933% 9/15/2062	368,000	354,335
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	1,355,000	1,228,648
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	1,062,555	1,016,761
BANK Series 2020-BN25 Class C, 3.3496% 1/15/2063 (b)	775,000	669,677
BANK Series 2020-BN27 Class D, 2.5% 4/15/2063 (d)	243,000	174,681
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	833,000	707,583
BANK Series 2020-BN28 Class AS, 2.14% 3/15/2063	361,000	307,693
BANK Series 2020-BN28 Class E, 2.5% 3/15/2063 (d)	252,000	180,248
BANK Series 2020-BN30 Class MCDG, 2.9182% 12/15/2053 (b)	2,104,000	1,053,877
BANK Series 2021-BN32 Class A5, 2.643% 4/15/2054	356,000	313,665
BANK Series 2021-BN33 Class A5, 2.556% 5/15/2064	700,000	614,663
BANK Series 2021-BN33 Class B, 2.893% 5/15/2064	572,000	487,104
BANK Series 2021-BN33 Class XA, 1.0458% 5/15/2064 (b)(h)	6,828,013	303,482
BANK Series 2021-BN35 Class A5, 2.285% 6/15/2064	1,052,000	898,383
BANK Series 2021-BN38 Class C, 3.2178% 12/15/2064 (b)	146,000	118,519
BANK Series 2022-BNK39 Class A4, 2.928% 2/15/2055	920,000	814,285
BANK Series 2022-BNK40 Class A4, 3.3929% 3/15/2064 (b)	295,000	266,903
BANK Series 2022-BNK42 Class A5, 4.493% 6/15/2055 (b)	988,000	951,472
BANK Series 2022-BNK42 Class D, 2.5% 6/15/2055 (d)	531,000	392,292
BANK Series 2022-BNK42 Class E, 2.5% 6/15/2055 (d)	416,000	288,759
BANK Series 2022-BNK43 Class D, 3% 8/15/2055 (d)	994,000	747,114
BANK Series 2022-BNK44 Class AS, 5.7442% 11/15/2055 (b)	620,000	642,652
BANK Series 2022-BNK44 Class C, 5.7442% 11/15/2055 (b)	1,165,000	1,170,052
BANK Series 2023-BNK45 Class A5, 5.203% 2/15/2056 (b)	2,400,000	2,431,171
BANK Series 2023-BNK45 Class B, 6.148% 2/15/2056 (b)	826,000	853,497
BANK Series 2023-BNK46 Class A4, 5.745% 8/15/2056	1,239,000	1,301,247
BANK Series 2023-BNK46 Class B, 6.7739% 8/15/2056 (b)	843,000	914,669
BANK5 Series 2024-5YR12 Class C, 6.3029% 12/15/2057 (b)	824,000	846,749
BBCMS Mortgage Trust Series 2016-ETC Class D, 3.6089% 8/14/2036 (b)(d)	483,000	434,111
BBCMS Mortgage Trust Series 2016-ETC Class E, 3.6089% 8/14/2036 (b)(d)	363,000	318,295
BBCMS Mortgage Trust Series 2019-C3 Class C, 4.178% 5/15/2052	273,000	236,541
BBCMS Mortgage Trust Series 2019-C5 Class D, 2.5% 11/15/2052 (d)	188,000	151,092
BBCMS Mortgage Trust Series 2020-C7 Class B, 3.152% 4/15/2053	481,000	412,540
BBCMS Mortgage Trust Series 2020-C7 Class C, 3.5934% 4/15/2053 (b)	462,500	383,523
BBCMS Mortgage Trust Series 2020-C8 Class E, 2.25% 10/15/2053 (d)	830,000	529,296
BBCMS Mortgage Trust Series 2021-C12 Class A5, 2.689% 11/15/2054	283,000	246,918
BBCMS Mortgage Trust Series 2022-C14 Class A5, 2.946% 2/15/2055 (b)	1,388,000	1,223,809
BBCMS Mortgage Trust Series 2022-C15 Class A5, 3.662% 4/15/2055	1,203,000	1,100,786
BBCMS Mortgage Trust Series 2022-C16 Class A5, 4.6% 6/15/2055	1,816,000	1,780,908
BBCMS Mortgage Trust Series 2022-C16 Class B, 4.6% 6/15/2055	441,000	408,322
BBCMS Mortgage Trust Series 2022-C17 Class A5, 4.441% 9/15/2055	1,426,000	1,388,518
BBCMS Mortgage Trust Series 2022-C17 Class B, 4.889% 9/15/2055	588,000	554,847
BBCMS Mortgage Trust Series 2022-C18 Class A5, 5.71% 12/15/2055	1,593,000	1,675,288
BBCMS Mortgage Trust Series 2022-C18 Class B, 6.151% 12/15/2055 (b)	756,000	793,804
BBCMS Mortgage Trust Series 2023-C19 Class A5, 5.451% 4/15/2056	1,016,000	1,048,733
BBCMS Mortgage Trust Series 2023-C20 Class A5, 5.576% 7/15/2056	886,000	923,017
BBCMS Mortgage Trust Series 2023-C21 Class AS, 6.2965% 9/15/2056 (b)	625,000	669,343
BBCMS Mortgage Trust Series 2023-C21 Class C, 6.2965% 9/15/2056 (b)	939,000	972,048
BBCMS Mortgage Trust Series 2023-C22 Class C, 7.1269% 11/15/2056 (b)	993,000	1,048,325
BBCMS Mortgage Trust Series 2024-C24 Class B, 5.718% 2/15/2057	445,000	455,637
BBCMS Mortgage Trust Series 2024-C26 Class C, 6% 5/15/2057	290,000	293,906
BBCMS Mortgage Trust Series 2024-C30 Class C, 5.98% 11/15/2057	714,000	728,959
BBCMS Mortgage Trust Series 2025-5C33 Class C, 5.981% 3/15/2058	534,000	540,462
BBCMS Mortgage Trust Series 2025-5C33 Class D, 6.8473% 3/15/2058 (b)(d)	770,000	762,830
BBCMS Mortgage Trust Series 2025-C32 Class C, 6.125% 2/15/2062 (b)	664,000	688,572
BBCMS Mortgage Trust Series 2025-C32 Class D, 4.5% 2/15/2062 (d)	402,000	343,790
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	1,536,000	1,503,563
Benchmark Mortgage Trust Series 2018-B6 Class D, 3.0883% 10/10/2051 (b)(d)	613,000	473,880
Benchmark Mortgage Trust Series 2018-B7 Class A4, 4.51% 5/15/2053	1,200,000	1,175,944
Benchmark Mortgage Trust Series 2018-B7 Class D, 3% 5/15/2053 (b)(d)	351,000	270,125
Benchmark Mortgage Trust Series 2019-B12 Class B, 3.5702% 8/15/2052	462,000	408,695
Benchmark Mortgage Trust Series 2019-B13 Class D, 2.5% 8/15/2057 (d)(e)	672,000	359,435
Benchmark Mortgage Trust Series 2019-B14 Class 225D, 3.2943% 12/15/2062 (b)(d)	399,000	9,799
Benchmark Mortgage Trust Series 2019-B14 Class 225E, 3.2943% 12/15/2062 (b)(d)	269,000	3,186
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.7554% 12/15/2062 (b)(h)	15,404,700	347,774
Benchmark Mortgage Trust Series 2020-B18 Class AGNG, 4.3885% 7/15/2053 (b)(d)	1,113,000	1,065,516
Benchmark Mortgage Trust Series 2020-B18 Class D, 2.25% 7/15/2053 (d)(e)	777,000	442,270
Benchmark Mortgage Trust Series 2020-B20 Class E, 2% 10/15/2053 (d)	588,000	349,564
Benchmark Mortgage Trust Series 2020-B21 Class A5, 1.9775% 12/17/2053	849,000	722,525
Benchmark Mortgage Trust Series 2020-B21 Class AS, 2.2543% 12/17/2053	335,000	284,475
Benchmark Mortgage Trust Series 2020-B21 Class D, 2% 12/17/2053 (d)(e)	446,000	301,026
Benchmark Mortgage Trust Series 2020-B22 Class A5, 1.973% 1/15/2054	590,000	501,154
Benchmark Mortgage Trust Series 2020-IG2 Class C, 3.2931% 9/15/2048 (b)(d)	315,000	168,649
Benchmark Mortgage Trust Series 2020-IG2 Class D, 3.2931% 9/15/2048 (b)(d)(e)	1,503,000	620,015
Benchmark Mortgage Trust Series 2020-IG3 Class 825E, 3.0763% 9/15/2048 (b)(d)	789,000	618,934
Benchmark Mortgage Trust Series 2021-B25 Class 300D, 2.9942% 4/15/2054 (b)(d)(e)	850,000	433,569
Benchmark Mortgage Trust Series 2021-B25 Class 300E, 2.9942% 4/15/2054 (b)(d)(e)	282,000	109,134
Benchmark Mortgage Trust Series 2021-B27 Class XA, 1.2342% 7/15/2054 (b)(h)	11,036,576	613,173
Benchmark Mortgage Trust Series 2021-B29 Class A5, 2.3879% 9/15/2054	1,716,000	1,473,682
Benchmark Mortgage Trust Series 2021-B31 Class A5, 2.669% 12/15/2054	1,000,000	866,139
Benchmark Mortgage Trust Series 2022-B34 Class A5, 3.786% 4/15/2055	532,000	485,216
Benchmark Mortgage Trust Series 2022-B35 Class D, 2.5% 5/15/2055 (d)	949,000	632,871
Benchmark Mortgage Trust Series 2022-B36 Class A5, 4.4699% 7/15/2055	619,000	596,769
Benchmark Mortgage Trust Series 2022-B36 Class AS, 4.9505% 7/15/2055	618,000	603,507
Benchmark Mortgage Trust Series 2022-B36 Class D, 2.5% 7/15/2055 (d)	712,000	494,793
Benchmark Mortgage Trust Series 2022-B37 Class A5, 5.7502% 11/15/2055 (b)	719,000	759,245
Benchmark Mortgage Trust Series 2022-B37 Class B, 5.7502% 11/15/2055 (b)	434,000	441,127
Benchmark Mortgage Trust Series 2022-B37 Class C, 5.7502% 11/15/2055 (b)	823,000	757,682
Benchmark Mortgage Trust Series 2023-B38 Class A4, 5.5246% 4/15/2056	613,000	635,586
Benchmark Mortgage Trust Series 2023-B38 Class B, 6.2445% 4/15/2056 (b)	598,000	634,393
Benchmark Mortgage Trust Series 2023-B38 Class C, 6.2445% 4/15/2056 (b)	800,000	836,079
Benchmark Mortgage Trust Series 2023-B39 Class A5, 5.7536% 7/15/2056	1,361,000	1,433,189
Benchmark Mortgage Trust Series 2023-B39 Class C, 6.5736% 7/15/2056 (b)	926,000	956,277
BFLD Commercial Mortgage Trust Series 2024-UNIV Class E, CME Term SOFR 1 month Index + 3.6395%, 7.9514% 11/15/2041 (b)(c)(d)	1,354,000	1,358,230
BFLD Trust Series 2024-WRHS Class E, CME Term SOFR 1 month Index + 3.6889%, 8.0008% 8/15/2026 (b)(c)(d)	1,045,653	1,053,511
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.654% 3/15/2041 (b)(c)(d)	6,906,514	6,908,673
BMO Mortgage Trust Series 2022-C1 Class 360D, 3.9387% 2/17/2055 (b)(d)	441,000	340,061
BMO Mortgage Trust Series 2022-C1 Class 360E, 3.9387% 2/17/2055 (b)(d)(e)	546,000	408,054
BMO Mortgage Trust Series 2022-C1 Class A5, 3.374% 2/15/2055	1,650,000	1,495,927
BMO Mortgage Trust Series 2022-C3 Class D, 2.5% 9/15/2054 (d)	361,000	228,052
BMO Mortgage Trust Series 2023-C4 Class B, 5.3957% 2/15/2056 (b)	473,000	480,250
BMO Mortgage Trust Series 2023-C4 Class C, 5.8628% 2/15/2056 (b)	1,315,000	1,350,789
BMO Mortgage Trust Series 2023-C4 Class D, 5.8628% 2/15/2056 (b)(d)	294,000	271,073
BMO Mortgage Trust Series 2023-C5 Class A5, 5.7653% 6/15/2056	766,700	806,657
BMO Mortgage Trust Series 2023-C6 Class A5, 5.9562% 9/15/2056	626,000	667,209
BMO Mortgage Trust Series 2023-C7 Class B, 6.6738% 12/15/2056 (b)	1,237,000	1,339,180
BMO Mortgage Trust Series 2024-C10 Class C, 5.979% 11/15/2057 (b)	564,000	572,871
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.6838% 6/15/2041 (b)(c)(d)	9,351,000	9,356,844
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.9534% 6/15/2041 (b)(c)(d)	4,617,000	4,617,000
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 6.1531% 6/15/2041 (b)(c)(d)	3,265,000	3,265,000
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.3894% 11/5/2039 (b)(d)	962,000	985,213
BPR Commercial Mortgage Trust Series 2024-PARK Class D, 7.2343% 11/5/2039 (b)(d)	1,313,000	1,365,687
BPR Trust Series 2022-OANA Class A, CME Term SOFR 1 month Index + 1.898%, 6.2099% 4/15/2037 (b)(c)(d)	29,538,000	29,574,890
BPR Trust Series 2022-OANA Class B, CME Term SOFR 1 month Index + 2.447%, 6.7589% 4/15/2037 (b)(c)(d)	10,615,000	10,628,269
BPR Trust Series 2024-PMDW Class B, 5.85% 11/5/2041 (b)(d)	714,000	729,137
BPR Trust Series 2024-PMDW Class E, 5.85% 11/5/2041 (b)(d)	416,000	384,728
Braemar Hotels & Resorts Trust Series 2018-PRME Class E, CME Term SOFR 1 month Index + 2.572%, 6.884% 6/15/2035 (b)(c)(d)	168,000	166,754
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class D, 3.5488% 3/11/2044 (b)(d)	3,289,000	2,967,449
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class E, 3.5488% 3/11/2044 (b)(d)	2,839,000	2,530,904
BX Commercial Mortgage Trust 2024-KING Series 2024-KING Class E, CME Term SOFR 1 month Index + 3.688%, 7.9998% 5/15/2034 (b)(c)(d)	3,422,938	3,435,771
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7035% 3/15/2041 (b)(c)(d)	34,620,125	34,663,400
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class E, CME Term SOFR 1 month Index + 3.6884%, 8.0002% 3/15/2041 (b)(c)(d)	2,991,873	2,982,511
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.3583% 4/15/2034 (b)(c)(d)	3,924,672	3,900,143
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.6583% 4/15/2034 (b)(c)(d)	6,526,000	6,477,055
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.9583% 4/15/2034 (b)(c)(d)	4,315,000	4,279,941
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 6.2583% 4/15/2034 (b)(c)(d)	4,529,000	4,489,371
BX Commercial Mortgage Trust Series 2019-IMC Class G, CME Term SOFR 1 month Index + 3.6463%, 7.9583% 4/15/2034 (b)(c)(d)	861,000	830,690
BX Commercial Mortgage Trust Series 2021-MC Class G, CME Term SOFR 1 month Index + 3.2013%, 7.5133% 4/15/2034 (b)(c)(d)	397,500	350,538
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1156% 10/15/2036 (b)(c)(d)	19,900,000	19,797,346
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 5.3253% 10/15/2036 (b)(c)(d)	2,565,000	2,550,572
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.5251% 10/15/2036 (b)(c)(d)	3,433,000	3,409,398
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.7248% 10/15/2036 (b)(c)(d)	3,333,000	3,308,003
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 6.374% 10/15/2036 (b)(c)(d)	11,589,000	11,552,784
BX Commercial Mortgage Trust Series 2021-PAC Class G, CME Term SOFR 1 month Index + 3.0606%, 7.3726% 10/15/2036 (b)(c)(d)	798,000	787,795
BX Commercial Mortgage Trust Series 2021-SOAR Class G, CME Term SOFR 1 month Index + 2.9145%, 7.2265% 6/15/2038 (b)(c)(d)	2,097,157	2,078,319
BX Commercial Mortgage Trust Series 2021-SOAR Class J, CME Term SOFR 1 month Index + 3.8645%, 8.1765% 6/15/2038 (b)(c)(d)	1,475,550	1,460,564
BX Commercial Mortgage Trust Series 2021-VINO Class F, CME Term SOFR 1 month Index + 2.9168%, 7.2288% 5/15/2038 (b)(c)(d)	770,000	769,278
BX Commercial Mortgage Trust Series 2021-VINO Class G, CME Term SOFR 1 month Index + 4.0668%, 8.3788% 5/15/2038 (b)(c)(d)	1,386,000	1,383,301
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.8029% 4/15/2037 (b)(c)(d)	12,507,751	12,511,660
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.3248% 2/15/2039 (b)(c)(d)	14,726,363	14,698,752
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.6242% 2/15/2039 (b)(c)(d)	6,017,900	6,006,638
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.8736% 2/15/2039 (b)(c)(d)	5,056,800	5,054,212
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 6.2727% 2/15/2039 (b)(c)(d)	5,056,800	5,044,158
BX Commercial Mortgage Trust Series 2022-LP2 Class G, CME Term SOFR 1 month Index + 4.1058%, 8.4177% 2/15/2039 (b)(c)(d)	1,953,000	1,949,368
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.0733% 12/9/2040 (b)(c)(d)	8,237,681	8,255,702
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.5027% 12/9/2040 (b)(c)(d)	1,820,810	1,825,931
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 6.952% 12/9/2040 (b)(c)(d)	986,660	989,743
BX Commercial Mortgage Trust Series 2023-XL3 Class D, CME Term SOFR 1 month Index + 3.5888%, 7.9007% 12/9/2040 (b)(c)(d)	1,066,137	1,068,135
BX Commercial Mortgage Trust Series 2024-GPA2 Class E, CME Term SOFR 1 month Index + 3.5395%, 7.8514% 11/15/2041 (b)(c)(d)	1,016,000	1,008,432
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6047% 12/15/2039 (b)(c)(d)	4,536,000	4,534,583
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.9475% 5/15/2041 (b)(d)	17,504,334	17,537,155
BX Commercial Mortgage Trust Series 2024-MDHS Class E, CME Term SOFR 1 month Index + 3.6883%, 8.0002% 5/15/2041 (b)(c)(d)	1,567,276	1,564,959
BX Commercial Mortgage Trust Series 2024-MF Class E, CME Term SOFR 1 month Index + 3.7383%, 8.0502% 2/15/2039 (b)(c)(d)	1,051,920	1,054,585
BX Commercial Mortgage Trust Series 2024-VLT5 Class A, 5.5908% 11/13/2046 (b)(d)	1,186,000	1,200,328
BX Commercial Mortgage Trust Series 2024-VLT5 Class B, 5.9949% 11/13/2046 (b)(d)	291,000	296,705
BX Commercial Mortgage Trust Series 2024-VLT5 Class C, 6.3984% 11/13/2046 (b)(d)	1,095,000	1,108,514
BX Commercial Mortgage Trust Series 2024-VLT5 Class E, 8.1339% 11/13/2046 (b)(d)	3,771,000	4,060,713
BX Commercial Mortgage Trust Series 2024-WPT Class E, CME Term SOFR 1 month Index + 3.5884%, 7.9003% 3/15/2034 (b)(c)(d)	1,095,000	1,100,844
BX Trust 2019-OC11 Series 2019-OC11 Class A, 3.202% 12/9/2041 (d)	1,771,000	1,642,914
BX Trust 2019-OC11 Series 2019-OC11 Class D, 3.944% 12/9/2041 (b)(d)	84,000	77,663
BX Trust 2019-OC11 Series 2019-OC11 Class E, 3.944% 12/9/2041 (b)(d)	6,211,000	5,694,296
BX Trust 2024 VLT4 Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 8.2497% 7/15/2029 (b)(c)(d)	3,350,000	3,308,125
BX Trust Series 2021-ACNT Class G, CME Term SOFR 1 month Index + 3.4095%, 7.7215% 11/15/2038 (b)(c)(d)	780,142	773,038
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2265% 2/15/2036 (b)(c)(d)	3,400,000	3,395,750
BX Trust Series 2021-LBA Class FJV, CME Term SOFR 1 month Index + 2.5145%, 6.8265% 2/15/2036 (b)(c)(d)	534,000	523,913
BX Trust Series 2021-LBA Class FV, CME Term SOFR 1 month Index + 2.5145%, 6.8265% 2/15/2036 (b)(c)(d)	865,146	848,803
BX Trust Series 2021-LBA Class GJV, CME Term SOFR 1 month Index + 3.1145%, 7.4265% 2/15/2036 (b)(c)(d)	1,572,000	1,516,578
BX Trust Series 2021-LBA Class GV, CME Term SOFR 1 month Index + 3.1145%, 7.4265% 2/15/2036 (b)(c)(d)	646,882	624,076
BX Trust Series 2021-MFM1 Class F, CME Term SOFR 1 month Index + 3.1145%, 7.4265% 1/15/2034 (b)(c)(d)	1,483,300	1,470,053
BX Trust Series 2021-MFM1 Class G, CME Term SOFR 1 month Index + 4.0145%, 8.3265% 1/15/2034 (b)(c)(d)	79,800	78,715
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.0965% 6/15/2038 (b)(c)(d)	6,400,186	6,384,186
BX Trust Series 2021-VOLT Class F, CME Term SOFR 1 month Index + 2.5145%, 6.8263% 9/15/2036 (b)(c)(d)	2,650,000	2,630,125
BX Trust Series 2021-VOLT Class G, CME Term SOFR 1 month Index + 2.9645%, 7.2763% 9/15/2036 (b)(c)(d)	3,657,000	3,638,858
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 6.2519% 4/15/2037 (b)(c)(d)	6,310,500	6,312,472
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.6019% 4/15/2037 (b)(c)(d)	1,423,800	1,424,245
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 7.1509% 4/15/2037 (b)(c)(d)	1,192,100	1,192,472
BX Trust Series 2022-IND Class F, CME Term SOFR 1 month Index + 4.786%, 9.0979% 4/15/2037 (b)(c)(d)	1,633,800	1,644,251
BX Trust Series 2022-LBA6 Class E, CME Term SOFR 1 month Index + 2.7%, 7.0119% 1/15/2039 (b)(c)(d)	1,175,000	1,172,063
BX Trust Series 2022-LBA6 Class F, CME Term SOFR 1 month Index + 3.35%, 7.6619% 1/15/2039 (b)(c)(d)	1,160,000	1,156,929
BX Trust Series 2022-LBA6 Class G, CME Term SOFR 1 month Index + 4.2%, 8.5119% 1/15/2039 (b)(c)(d)	378,000	376,999
BX Trust Series 2022-VAMF Class F, CME Term SOFR 1 month Index + 3.299%, 7.6109% 1/15/2039 (b)(c)(d)	443,000	438,448
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.7537% 4/15/2041 (b)(c)(d)	21,573,312	21,600,279
BX Trust Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 6.0034% 4/15/2041 (b)(c)(d)	3,438,611	3,439,686
BX Trust Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 6.253% 4/15/2041 (b)(c)(d)	2,854,521	2,855,413
BX Trust Series 2024-CNYN Class E, CME Term SOFR 1 month Index + 3.6886%, 8.0005% 4/15/2041 (b)(c)(d)	2,453,856	2,442,162
BX Trust Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 7.252% 11/15/2041 (b)(c)(d)	558,101	558,275
BX Trust Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 8.2506% 11/15/2041 (b)(c)(d)	2,679,636	2,681,219
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.7539% 2/15/2039 (b)(c)(d)	17,085,010	17,111,705
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 6.1034% 2/15/2039 (b)(c)(d)	2,124,813	2,127,469
BX Trust Series 2024-XL4 Class E, CME Term SOFR 1 month Index + 4.1881%, 8.4999% 2/15/2039 (b)(c)(d)	1,910,971	1,905,424
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.0031% 3/15/2041 (b)(c)(d)	5,914,570	5,918,267
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 6.2527% 3/15/2041 (b)(c)(d)	7,852,370	7,857,278
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.4603% 2/15/2035 (b)(c)(d)	11,348,000	11,326,676
BX Trust Series 2025-DIME Class E, 7.3103% 2/15/2035 (d)	1,590,000	1,583,907
BX Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4674% 3/15/2030 (b)(c)(d)	34,222,000	34,179,233
BX Trust Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.717% 3/15/2030 (b)(c)(d)	5,011,000	5,004,736
BX Trust Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.8668% 3/15/2030 (b)(c)(d)	7,059,000	7,050,176
BX Trust Series 2025-ROIC Class E, CME Term SOFR 1 month Index + 2.9413%, 7.2648% 3/15/2030 (b)(c)(d)	2,688,000	2,685,312
BX Trust Series 2025-VLT6 Class E, CME Term SOFR 1 month Index + 3.1907%, 7.5131% 3/15/2042 (b)(c)(d)	640,000	638,399
BX Trust Series 2025-VLT6 Class F, CME Term SOFR 1 month Index + 3.9397%, 8.262% 3/15/2042 (b)(c)(d)	1,716,000	1,709,565
BXP Trust Series 2021-601L Class E, 2.7755% 1/15/2044 (b)(d)	189,000	137,644
BXSC Commercial Mortgage Trust Series 2022-WSS Class F, 9.641% 3/15/2035 (b)(d)	1,534,000	1,542,717
CALI Mortgage Trust Series 2019-101C Class F, 4.3244% 3/10/2039 (b)(d)	976,000	618,153
CAMB Commercial Mortgage Trust Series 2019-LIFE Class G, CME Term SOFR 1 month Index + 3.547%, 7.859% 12/15/2037 (b)(c)(d)	1,874,500	1,872,908
CD Mortgage Trust Series 2017-CD3 Class C, 4.5316% 2/10/2050 (b)	813,000	333,477
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/2050 (d)(e)	735,000	159,363
CEDR Commercial Mortgage Trust Series 2022-SNAI Class F, CME Term SOFR 1 month Index + 3.6135%, 7.9254% 2/15/2039 (b)(c)(d)	2,211,000	1,956,735
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (d)	17,851,842	17,030,702
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	1,838,716	1,796,497
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3, 3.197% 8/15/2050	2,128,823	2,051,385
Citigroup Commercial Mortgage Trust Series 2015-GC29 Class XA, 0.9242% 4/10/2048 (b)(h)	7,469,852	580
Citigroup Commercial Mortgage Trust Series 2015-GC33 Class XA, 0.848% 9/10/2058 (b)(h)	25,877,323	47,674
Citigroup Commercial Mortgage Trust Series 2016-P4 Class D, 3.9442% 7/10/2049 (b)(d)	965,000	733,859
Citigroup Commercial Mortgage Trust Series 2016-P6 Class XA, 0.5491% 12/10/2049 (b)(h)	20,562,473	152,341
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class D, 3% 8/10/2056 (d)	546,000	414,104
Citigroup Commercial Mortgage Trust Series 2020-420K Class D, 3.3118% 11/10/2042 (b)(d)	280,000	245,649
Citigroup Commercial Mortgage Trust Series 2020-420K Class E, 3.3118% 11/10/2042 (b)(d)	1,317,101	1,141,176
Citigroup Commercial Mortgage Trust Series 2022-GC48 Class D, 2.5% 6/15/2055 (d)	1,029,000	693,988
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class C, 6.3597% 7/10/2028 (b)(d)	695,000	711,387
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class D, 6.3597% 7/10/2028 (b)(d)	676,000	684,828
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class D, 5.8524% 10/12/2040 (b)(d)	1,212,000	1,209,166
COMM Mortgage Trust Series 2012-CR1 Class D, 5.1034% 5/15/2045 (b)(d)	669,626	599,706
COMM Mortgage Trust Series 2012-LC4 Class C, 5.3749% 12/10/2044 (b)	94,000	83,918
COMM Mortgage Trust Series 2013-LC6 Class D, 3.7356% 1/10/2046 (b)(d)	99,406	93,751
COMM Mortgage Trust Series 2013-LC6 Class E, 3.5% 1/10/2046 (d)	527,000	470,012
COMM Mortgage Trust Series 2014-CR15 Class D, 3.9701% 2/10/2047 (b)(d)	173,000	159,098
COMM Mortgage Trust Series 2014-CR20 Class C, 4.7359% 11/10/2047 (b)	298,997	287,411
COMM Mortgage Trust Series 2014-UBS2 Class D, 4.9113% 3/10/2047 (b)(d)	314,960	235,433
COMM Mortgage Trust Series 2015-DC1 Class B, 4.035% 2/10/2048 (b)	1,423,000	1,368,193
COMM Mortgage Trust Series 2015-DC1 Class C, 4.29% 2/10/2048 (b)	1,608,000	1,448,186
COMM Mortgage Trust Series 2015-LC19 Class B, 3.829% 2/10/2048	100,000	98,069
COMM Mortgage Trust Series 2015-LC19 Class C, 4.1219% 2/10/2048 (b)(e)	1,183,000	1,140,333
COMM Mortgage Trust Series 2015-LC19 Class D, 2.867% 2/10/2048 (d)	1,230,000	1,125,978
COMM Mortgage Trust Series 2017-CD4 Class C, 4.3497% 5/10/2050 (b)	739,000	676,771
COMM Mortgage Trust Series 2017-CD4 Class D, 3.3% 5/10/2050 (d)	173,000	144,694
COMM Mortgage Trust Series 2017-COR2 Class C, 4.5873% 9/10/2050 (b)	648,000	610,419
COMM Mortgage Trust Series 2017-COR2 Class D, 3% 9/10/2050 (d)	202,000	174,989
COMM Mortgage Trust Series 2018-HCLV Class F, CME Term SOFR 1 month Index + 3.346%, 7.658% 9/15/2033 (b)(c)(d)	267,000	19,935
COMM Mortgage Trust Series 2018-HCLV Class G, CME Term SOFR 1 month Index + 5.3523%, 9.6643% 9/15/2033 (b)(c)(d)	300,000	6,018
Commercial Mortgage Trust Series 2016-CD2 Class C, 3.9869% 11/10/2049 (b)	352,000	204,761
Commercial Mortgage Trust Series 2016-CD2 Class D, 2.7369% 11/10/2049 (b)	299,000	72,320
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	4,229,000	4,152,192
Computershare Corporate Trust Series 2020-C58 Class A4, 2.092% 7/15/2053	1,162,000	999,565
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 8.2003% 8/15/2041 (b)(c)(d)	1,195,000	1,193,498
CPT Mortgage Trust Series 2019-CPT Class E, 2.9968% 11/13/2039 (b)(d)	964,000	775,279
CPT Mortgage Trust Series 2019-CPT Class F, 2.9968% 11/13/2039 (b)(d)	651,000	483,891
Credit Suisse Commercial Mortgage Trust Series 2021-SOP2 Class F, CME Term SOFR 1 month Index + 4.4314%, 8.7432% 6/15/2034 (c)(d)(e)	636,000	250,463
Credit Suisse Mortgage Trust Series 2021-BRIT Class A, CME Term SOFR 1 month Index + 3.5737%, 7.8857% 5/9/2025 (b)(c)(d)	757,923	738,037
CSAIL Commercial Mortgage Trust Series 2017-C8 Class C, 4.2593% 6/15/2050 (b)	1,297,000	1,128,443
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class ASB, 3.3269% 11/15/2050	2,473,027	2,446,180
CSAIL Commercial Mortgage Trust Series 2018-CX11 Class C, 4.8168% 4/15/2051 (b)	282,000	263,674
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A3, 3.9585% 8/15/2051	2,260,000	2,187,822
CSAIL Commercial Mortgage Trust Series 2019-C16 Class C, 4.2371% 6/15/2052 (b)	630,000	581,939
CSAIL Commercial Mortgage Trust Series 2019-C18 Class AS, 3.3214% 12/15/2052	480,000	435,328
CSMC Trust Series 2019-UVIL Class E, 3.2833% 12/15/2041 (b)(d)	2,477,000	2,133,505
CSMC Trust Series 2020-NET Class A, 2.2569% 8/15/2037 (d)	1,603,456	1,569,037
DBGS Mortgage Trust Series 2018-C1 Class C, 4.6378% 10/15/2051 (b)	189,000	163,140
DBGS Mortgage Trust Series 2019-1735 Class F, 4.1946% 4/10/2037 (b)(d)	665,000	418,635
DBJPM Mortgage Trust Series 2020-C9 Class AM, 2.34% 8/15/2053	361,000	308,032
DBJPM Mortgage Trust Series 2020-C9 Class D, 2.25% 9/15/2053 (d)	212,000	151,332
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.3852% 8/10/2044 (b)(d)	366,728	351,142
DC Commercial Mortgage Trust Series 2023-DC Class D, 7.1405% 9/12/2040 (b)(d)	1,143,000	1,163,014
DC Office Trust Series 2019-MTC Class E, 3.072% 9/15/2045 (b)(d)	250,000	190,777
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.4767% 8/10/2049 (b)	218,000	189,936
DK Trust Series 2024-SPBX Class E, CME Term SOFR 1 month Index + 4%, 8.3119% 3/15/2034 (b)(c)(d)	1,603,000	1,610,860
DTP Coml Mtg Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (b)(d)	3,443,000	3,525,567
DTP Coml Mtg Trust Series 2023-STE2 Class C, 6.6891% 1/15/2041 (b)(d)	350,000	355,283
DTP Coml Mtg Trust Series 2023-STE2 Class D, 6.9552% 1/15/2041 (b)(d)	2,865,000	2,852,240
DTP Coml Mtg Trust Series 2023-STE2 Class E, 5.9685% 1/15/2041 (b)(d)	458,000	433,716
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1275% 11/15/2038 (b)(c)(d)	23,425,733	23,345,207
ELP Commercial Mortgage Trust Series 2021-ELP Class B, CME Term SOFR 1 month Index + 1.2347%, 5.5467% 11/15/2038 (b)(c)(d)	6,157,832	6,136,665
ELP Commercial Mortgage Trust Series 2021-ELP Class F, CME Term SOFR 1 month Index + 2.7815%, 7.0935% 11/15/2038 (b)(c)(d)	3,055,444	3,047,805
ELP Commercial Mortgage Trust Series 2021-ELP Class G, CME Term SOFR 1 month Index + 3.2305%, 7.5425% 11/15/2038 (b)(c)(d)	1,122,693	1,119,886
ELP Commercial Mortgage Trust Series 2021-ELP Class J, CME Term SOFR 1 month Index + 3.7294%, 8.0414% 11/15/2038 (b)(c)(d)	2,804,735	2,772,220
EQT Trust Series 2024-EXTR Class B, 1 month U.S. LIBOR + 0%, 5.6546% 7/5/2041 (b)(c)(d)	1,076,000	1,090,518
EQT Trust Series 2024-EXTR Class C, 6.0464% 7/5/2041 (b)(d)	908,000	918,760
EQT Trust Series 2024-EXTR Class D, 6.6819% 7/5/2041 (b)(d)	193,000	195,772
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5065% 7/15/2038 (b)(c)(d)	6,565,872	6,565,872
Extended Stay America Trust Series 2021-ESH Class B, CME Term SOFR 1 month Index + 1.4945%, 5.8065% 7/15/2038 (b)(c)(d)	3,739,285	3,741,604
Extended Stay America Trust Series 2021-ESH Class C, CME Term SOFR 1 month Index + 1.8145%, 6.1265% 7/15/2038 (b)(c)(d)	2,756,313	2,758,035
Extended Stay America Trust Series 2021-ESH Class D, CME Term SOFR 1 month Index + 2.3645%, 6.6765% 7/15/2038 (b)(c)(d)	12,019,502	12,034,513
Extended Stay America Trust Series 2021-ESH Class F, CME Term SOFR 1 month Index + 3.8145%, 8.1265% 7/15/2038 (b)(c)(d)	3,534,535	3,543,364
Fontainebleau Miami Beach Beach Mtg Tr Series 2024-FBLU Class G, CME Term SOFR 1 month Index + 5.65%, 9.9619% 12/15/2039 (b)(c)(d)	1,688,000	1,701,713
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	1,420,413	1,411,757
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	800,000	787,249
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	2,700,000	2,638,308
FS Commercial Mortgage Trust Series 2023-4SZN Class C, 8.1209% 11/10/2039 (b)(d)	1,356,000	1,407,367
FS Commercial Mortgage Trust Series 2023-4SZN Class D, 9.0801% 11/10/2039 (b)(d)	314,000	328,980
GS Mortgage Securities Trust Series 2010-C1 Class B, 5.148% 8/10/2043 (d)	5,614	5,607
GS Mortgage Securities Trust Series 2010-C1 Class X, 0.4297% 8/10/2043 (b)(d)(h)	216,684	196
GS Mortgage Securities Trust Series 2011-GC5 Class C, 5.1251% 8/10/2044 (b)(d)	505,077	436,760
GS Mortgage Securities Trust Series 2011-GC5 Class D, 5.1251% 8/10/2044 (b)(d)	342,592	243,635
GS Mortgage Securities Trust Series 2011-GC5 Class E, 5.1251% 8/10/2044 (b)(d)(e)	424,043	93,625
GS Mortgage Securities Trust Series 2011-GC5 Class F, 4.5% 8/10/2044 (d)(e)	733,782	2,201
GS Mortgage Securities Trust Series 2012-GCJ9 Class D, 4.6749% 11/10/2045 (b)(d)	846,086	769,986
GS Mortgage Securities Trust Series 2012-GCJ9 Class E, 4.6749% 11/10/2045 (b)(d)	510,000	419,065
GS Mortgage Securities Trust Series 2015-GC34 Class XA, 1.2063% 10/10/2048 (b)(h)	8,468,779	23,399
GS Mortgage Securities Trust Series 2016-GS2 Class D, 2.753% 5/10/2049 (d)	386,000	352,743
GS Mortgage Securities Trust Series 2016-GS4 Class C, 3.9492% 11/10/2049 (b)	264,000	229,472
GS Mortgage Securities Trust Series 2017-GS5 Class C, 4.299% 3/10/2050 (b)	651,000	400,365
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	1,201,032	1,158,746
GS Mortgage Securities Trust Series 2017-GS8 Class AAB, 3.313% 11/10/2050	3,161,079	3,118,992
GS Mortgage Securities Trust Series 2018-GS9 Class D, 3% 3/10/2051 (d)	476,000	380,246
GS Mortgage Securities Trust Series 2019-GC38 Class D, 3% 2/10/2052 (d)	853,000	686,442
GS Mortgage Securities Trust Series 2019-GC39 Class D, 3% 5/10/2052 (d)	672,000	495,583
GS Mortgage Securities Trust Series 2019-GC42 Class C, 3.6976% 9/10/2052 (b)	1,996,000	1,696,669
GS Mortgage Securities Trust Series 2019-GC42 Class D, 2.8% 9/10/2052 (d)	727,000	533,102
GS Mortgage Securities Trust Series 2020-GC45 Class D, 2.85% 2/13/2053 (d)(e)	525,000	401,455
GS Mortgage Securities Trust Series 2020-GC45 Class SWD, 3.2185% 12/13/2039 (b)(d)	399,000	320,675
GS Mortgage Securities Trust Series 2020-GC47 Class D, 3.4525% 5/12/2053 (b)(d)	189,000	141,618
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.3765% 10/15/2036 (b)(c)(d)	13,201,000	13,118,611
GS Mortgage Securities Trust Series 2021-IP Class B, CME Term SOFR 1 month Index + 1.2645%, 5.5765% 10/15/2036 (b)(c)(d)	1,550,000	1,538,171
GS Mortgage Securities Trust Series 2021-IP Class C, CME Term SOFR 1 month Index + 1.6645%, 5.9765% 10/15/2036 (b)(c)(d)	1,277,000	1,270,277
GS Mortgage Securities Trust Series 2023-SHIP Class E, 7.4336% 9/10/2038 (b)(d)	2,549,000	2,579,698
GS Mortgage Securities Trust Series 2024-RVR Class B, 5.7226% 8/10/2041 (b)(d)	557,000	559,039
Hilton USA Trust Series 2016-HHV Class E, 4.1935% 11/5/2038 (b)(d)	2,849,000	2,762,976
Hilton USA Trust Series 2016-HHV Class F, 4.1935% 11/5/2038 (b)(d)	2,666,000	2,573,322
Home Partners of America Trust Series 2019-1 Class E, 3.604% 9/17/2039 (d)	304,110	287,010
Home Partners of America Trust Series 2019-1 Class F, 4.101% 9/17/2039 (d)	76,218	71,123
Hudson Yards Mortgage Trust Series 2019-30HY Class E, 3.4431% 7/10/2039 (b)(d)	483,000	437,935
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/2035 (d)	1,043,000	978,905
Intown Mortgage Trust Series 2022-STAY Class A, CME Term SOFR 1 month Index + 2.4886%, 6.8006% 8/15/2039 (b)(c)(d)	17,389,000	17,437,148
Intown Mortgage Trust Series 2022-STAY Class E, CME Term SOFR 1 month Index + 5.0314%, 9.3434% 8/15/2039 (b)(c)(d)	614,000	613,616
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class A5, 3.9342% 9/15/2047	60,474	59,711
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/2047 (d)	106,000	103,032
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class D, 3.7096% 1/15/2048 (b)(d)	2,126,000	1,817,730
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class XA, 0.3977% 7/15/2048 (b)(h)	19,134,870	5,155
JPMBB Commercial Mortgage Securities Trust Series 2015-C32 Class C, 4.7009% 11/15/2048 (b)(e)	1,368,000	573,546
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.3793% 12/15/2049 (b)(d)	696,000	493,775
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	794,029	782,791
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A2, 2.8822% 12/15/2049	1,908,942	1,866,659
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049	1,459,743	1,437,371
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class C, 3.0384% 12/15/2049 (b)	343,000	284,493
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class D, 3.0384% 12/15/2049 (b)(d)	681,000	498,746
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class D, 3.2563% 6/15/2051 (b)(d)	223,000	168,513
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class D, 2.5% 11/13/2052 (d)	315,000	146,389
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	500,000	410,488
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class D, 1.75% 5/13/2053 (d)(e)	399,000	206,959
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class E, 5.5373% 2/15/2046 (b)(d)(e)	637,000	331,246
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class G, 4.409% 2/15/2046 (b)(d)	202,000	19,774
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class H, 4.409% 2/15/2046 (b)(d)(e)	453,000	29,654
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class E, 4.6896% 6/15/2045 (b)(d)	725,271	652,458
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class F, 4% 6/15/2045 (d)(e)	615,000	506,515
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class G, 4% 6/15/2045 (d)(e)	674,000	372,828
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class C, 3.9582% 4/15/2046 (b)	584,000	350,406
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class D, 4.4168% 4/15/2046 (b)(e)	907,000	226,759
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class F, 3.25% 4/15/2046 (b)(d)	1,014,000	16,832
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D, 3.8046% 6/10/2027 (b)(d)(e)	516,000	1,298
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class E, 3.8046% 6/10/2027 (b)(d)(e)	830,000	2,044
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class F, 4.6132% 7/5/2031 (b)(d)	409,000	61,350
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (d)	4,763,000	4,524,850
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (d)	1,323,000	1,002,173
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (d)	2,354,000	1,512,445
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX, 1.116% 7/5/2033 (b)(d)(h)	19,961,000	297,068
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class A, 3.3973% 6/5/2039 (d)	887,000	827,309
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class D, 3.7828% 6/5/2039 (b)(d)	496,000	443,986
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class E, 3.7828% 6/5/2039 (b)(d)	938,000	802,470
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class EFX, 3.972% 1/16/2037 (d)(e)	401,000	156,150
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class FFX, 4.6254% 1/16/2037 (d)(e)	642,000	153,887
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class GFX, 4.6882% 1/16/2037 (b)(d)	252,000	36,515
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.7972% 10/5/2039 (b)(d)	1,728,000	1,691,065
KNDR Trust Series 2021-KIND Class C, CME Term SOFR 1 month Index + 1.8645%, 6.1845% 8/15/2038 (b)(c)(d)	289,622	285,820
KNDR Trust Series 2021-KIND Class D, CME Term SOFR 1 month Index + 2.4145%, 6.7345% 8/15/2038 (b)(c)(d)	1,541,342	1,524,003
KNDR Trust Series 2021-KIND Class F, CME Term SOFR 1 month Index + 4.0645%, 8.3845% 8/15/2038 (b)(c)(d)	1,103,934	1,086,634
KRE COML Mortgage Trust Series 2025-AIP4 Class E, CME Term SOFR 1 month Index + 3%, 7.3174% 3/15/2042 (b)(c)(d)	1,256,000	1,256,000
LBA Trust Series 2024-BOLT Class E, CME Term SOFR 1 month Index + 3.6881%, 8% 6/15/2039 (b)(c)(d)	480,000	479,700
LBA Trust Series 2024-BOLT Class F, CME Term SOFR 1 month Index + 4.437%, 8.7489% 6/15/2039 (b)(c)(d)	885,000	885,101
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.6071% 5/15/2039 (b)(c)(d)	26,961,000	26,421,780
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 6.1058% 5/15/2039 (b)(c)(d)	16,119,000	15,272,753
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.405% 5/15/2039 (b)(c)(d)	9,032,000	8,535,240
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.8538% 5/15/2039 (b)(c)(d)	8,027,000	7,510,907
LIFE Mortgage Trust Series 2021-BMR Class B, CME Term SOFR 1 month Index + 0.9945%, 5.3065% 3/15/2038 (b)(c)(d)	615,273	613,734
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 5.5265% 3/15/2038 (b)(c)(d)	1,462,300	1,454,989
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.8265% 3/15/2038 (b)(c)(d)	2,033,500	2,020,791
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 6.1765% 3/15/2038 (b)(c)(d)	1,776,600	1,758,834
LV Trust Series 2024-SHOW Class C, 6.2763% 10/10/2041 (b)(d)	880,000	903,663
Market Mortgage Trust Series 2020-525M Class F, 2.9406% 2/12/2040 (b)(d)	455,000	271,403
Mft Trust Series 2020-B6 Class C, 3.2828% 8/10/2040 (b)(d)	399,000	258,267
MHC Commercial Mortgage Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 2.7154%, 7.0274% 4/15/2038 (b)(c)(d)	1,104,800	1,103,764
MHC Commercial Mortgage Trust Series 2021-MHC Class G, CME Term SOFR 1 month Index + 3.3154%, 7.6274% 4/15/2038 (b)(c)(d)	2,163,200	2,119,936
MHC Trust Series 2021-MHC2 Class F, CME Term SOFR 1 month Index + 2.5145%, 6.8265% 5/15/2038 (b)(c)(d)	409,600	406,528
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1265% 7/15/2038 (b)(c)(d)	1,900,000	1,896,438
MHP Commercial Mortgage Trust Series 2021-STOR Class F, CME Term SOFR 1 month Index + 2.3145%, 6.6265% 7/15/2038 (b)(c)(d)	2,019,000	2,013,953
MHP Commercial Mortgage Trust Series 2021-STOR Class G, CME Term SOFR 1 month Index + 2.8645%, 7.1765% 7/15/2038 (b)(c)(d)	1,001,000	998,497
MHP Commercial Mortgage Trust Series 2021-STOR Class J, CME Term SOFR 1 month Index + 4.0645%, 8.3765% 7/15/2038 (b)(c)(d)	724,000	720,263
MHP Commercial Mortgage Trust Series 2022-MHIL Class F, CME Term SOFR 1 month Index + 3.2592%, 7.5711% 1/15/2027 (b)(c)(d)	195,997	195,262
MHP Commercial Mortgage Trust Series 2022-MHIL Class G, CME Term SOFR 1 month Index + 3.9575%, 8.2694% 1/15/2027 (b)(c)(d)	574,317	569,145
MIRA Trust Series 2023-MILE Class B, 7.2026% 6/10/2038 (d)	490,000	503,328
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class D, 4.4894% 11/15/2045 (b)(d)(e)	811,000	650,066
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class F, 4.4894% 11/15/2045 (b)(d)	378,000	51,117
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013 Class C, 4.1634% 2/15/2046 (b)(e)	22,376	21,344
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12 Class D, 4.7066% 10/15/2046 (b)(d)	713,000	644,780
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class C, 3.7167% 5/15/2046 (b)	502,000	449,063
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class D, 3.8047% 5/15/2046 (b)(d)	1,484,000	1,300,067
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class E, 3.8047% 5/15/2046 (b)(d)	402,000	344,453
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25 Class XA, 0.9824% 10/15/2048 (b)(h)	10,950,980	23,903
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class C, 4.0356% 9/15/2049 (b)	151,000	131,444
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class C, 4.2547% 11/15/2049 (b)	343,000	296,623
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class C, 4.2661% 12/15/2049 (b)	236,000	215,964
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33 Class D, 3.356% 5/15/2050 (d)	520,000	451,290
Morgan Stanley Capital I Trust Series 2011-C2 Class D, 5.2113% 6/15/2044 (b)(d)	385,133	380,511
Morgan Stanley Capital I Trust Series 2011-C2 Class F, 5.2113% 6/15/2044 (b)(d)	407,000	244,892
Morgan Stanley Capital I Trust Series 2011-C2 Class XB, 0.476% 6/15/2044 (b)(d)(h)	1,382,899	5,031
Morgan Stanley Capital I Trust Series 2011-C3 Class E, 4.9419% 7/15/2049 (b)(d)	190,759	187,419
Morgan Stanley Capital I Trust Series 2011-C3 Class F, 4.9419% 7/15/2049 (b)(d)	182,000	170,783
Morgan Stanley Capital I Trust Series 2011-C3 Class G, 4.9419% 7/15/2049 (b)(d)	616,400	548,851
Morgan Stanley Capital I Trust Series 2012-C4 Class D, 5.3359% 3/15/2045 (b)(d)	90,355	89,178
Morgan Stanley Capital I Trust Series 2014-150E Class C, 4.295% 9/9/2032 (b)(d)	238,000	161,364
Morgan Stanley Capital I Trust Series 2014-150E Class F, 4.295% 9/9/2032 (b)(d)(e)	401,000	151,017
Morgan Stanley Capital I Trust Series 2015-MS1 Class B, 4.0163% 5/15/2048 (b)	263,000	250,607
Morgan Stanley Capital I Trust Series 2015-MS1 Class C, 4.0163% 5/15/2048 (b)	662,000	595,980
Morgan Stanley Capital I Trust Series 2015-MS1 Class D, 4.0163% 5/15/2048 (b)(d)	751,000	570,964
Morgan Stanley Capital I Trust Series 2016-BNK2 Class C, 3.8772% 11/15/2049 (b)	343,000	282,863
Morgan Stanley Capital I Trust Series 2016-BNK2 Class D, 3% 11/15/2049 (d)	798,000	474,780
Morgan Stanley Capital I Trust Series 2017-H1 Class AS, 3.773% 6/15/2050	633,000	608,152
Morgan Stanley Capital I Trust Series 2017-H1 Class C, 4.281% 6/15/2050	1,123,000	1,014,154
Morgan Stanley Capital I Trust Series 2017-H1 Class D, 2.546% 6/15/2050 (d)	1,912,000	1,489,869
Morgan Stanley Capital I Trust Series 2017-HR2 Class D, 2.73% 12/15/2050	1,159,000	1,019,201
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	4,779,000	4,692,524
Morgan Stanley Capital I Trust Series 2018-MP Class E, 4.276% 7/11/2040 (b)(d)	953,000	638,113
Morgan Stanley Capital I Trust Series 2019-NUGS Class A, CME Term SOFR 1 month Index + 1.0645%, 5.3765% 12/15/2036 (b)(c)(d)	5,100,000	4,376,914
Morgan Stanley Capital I Trust Series 2020-CNP Class D, 2.4276% 4/5/2042 (b)(d)	252,000	189,569
Morgan Stanley Capital I Trust Series 2020-HR8 Class D, 2.5% 7/15/2053 (d)	420,000	308,286
Morgan Stanley Capital I Trust Series 2020-L4 Class C, 3.536% 2/15/2053	115,000	100,509
Morgan Stanley Capital I Trust Series 2021-L5 Class A4, 2.728% 5/15/2054	1,892,000	1,663,713
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (d)	824,510	863,085
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (b)(d)	964,000	897,608
Morgan Stanley Capital I Trust Series 2024-NSTB Class C, 3.9477% 9/24/2057 (b)(d)	1,040,000	969,832
MSJP Series 2015-HAUL Class E, 4.851% 9/5/2047 (b)(d)	170,000	143,529
MSWF Commercial Mortgage Trust Series 2023-1 Class A5, 5.752% 5/15/2056	919,000	965,406
MSWF Commercial Mortgage Trust Series 2023-1 Class C, 6.6828% 5/15/2056 (b)	613,000	653,571
MSWF Commercial Mortgage Trust Series 2023-2 Class B, 6.8761% 12/15/2056 (b)	637,000	702,219
MSWF Commercial Mortgage Trust Series 2023-2 Class C, 7.0181% 12/15/2056 (b)	496,000	544,692
MSWF Commercial Mortgage Trust Series 2023-2 Class D, 4% 12/15/2056 (d)	208,000	171,386
Natixis Commercial Mortgage Securities Trust Series 2018-285M Class F, 3.7904% 11/15/2032 (b)(d)	170,000	127,766
Natixis Commercial Mortgage Securities Trust Series 2019-10K Class E, 4.1346% 5/15/2039 (b)(d)	753,000	671,281
Natixis Commercial Mortgage Securities Trust Series 2019-10K Class F, 4.1346% 5/15/2039 (b)(d)	768,000	650,163
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC Class AMZ2, 3.5% 1/15/2037 (b)(d)	399,000	264,541
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC Class AMZ3, 3.5% 1/15/2037 (b)(d)	189,000	105,974
Nxpt Coml Mtg Tr Series 2024-STOR Class E, 6.7033% 11/5/2041 (b)(d)	3,976,000	4,042,437
NYT Mortgage Trust Series 2019-NYT Class F, CME Term SOFR 1 month Index + 3.297%, 7.609% 12/15/2035 (b)(c)(d)	775,000	672,105
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4009% 11/15/2040 (b)(c)(d)	4,352,580	4,371,628
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 8.1499% 11/15/2040 (b)(c)(d)	4,933,600	4,955,191
OPEN Trust Series 2023-AIR Class C, CME Term SOFR 1 month Index + 5.2359%, 9.5478% 11/15/2040 (b)(c)(d)	594,400	597,001
OPEN Trust Series 2023-AIR Class D, CME Term SOFR 1 month Index + 6.6838%, 10.9956% 11/15/2040 (b)(c)(d)	1,866,400	1,873,400
OPEN Trust Series 2023-AIR Class E, CME Term SOFR 1 month Index + 9.4295%, 13.7414% 11/15/2040 (b)(c)(d)	792,000	794,970
OPG Trust Series 2021-PORT Class J, CME Term SOFR 1 month Index + 3.4605%, 7.7725% 10/15/2036 (b)(c)(d)	358,150	357,251
PKHL Commercial Mortgage Trust Series 2021-MF Class F, CME Term SOFR 1 month Index + 3.4645%, 7.7765% 7/15/2038 (b)(c)(d)	553,000	339,245
PKHL Commercial Mortgage Trust Series 2021-MF Class NR, CME Term SOFR 1 month Index + 6.1145%, 10.4265% 7/15/2038 (b)(c)(d)(e)	157,000	81,779
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (d)	3,641,000	2,954,672
Prima Capital Ltd Series 2021-9A Class C, CME Term SOFR 1 month Index + 2.4645%, 6.7781% 12/15/2037 (b)(c)(d)	804,657	806,264
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (d)	70,196	72,035
ROCK Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (d)	1,933,000	2,051,983
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 8.5004% 11/15/2034 (b)(c)(d)	1,427,000	1,427,465
SELF Commercial Mortgage Trust Series 2024-STRG Class F, CME Term SOFR 1 month Index + 5.187%, 9.4989% 11/15/2034 (b)(c)(d)	1,189,000	1,189,308
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.7276% 3/15/2037 (b)(d)	1,326,000	1,076,712
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 7.9119% 10/15/2041 (b)(c)(d)	1,150,000	1,156,828
SHR Trust Series 2024-LXRY Class E, CME Term SOFR 1 month Index + 4.45%, 8.7619% 10/15/2041 (b)(c)(d)	656,000	659,895
SMRT Trust Series 2022-MINI Class E, CME Term SOFR 1 month Index + 2.7%, 7.012% 1/15/2039 (b)(c)(d)	1,154,000	1,126,593
SMRT Trust Series 2022-MINI Class F, CME Term SOFR 1 month Index + 3.35%, 7.662% 1/15/2039 (b)(c)(d)	447,000	424,707
SOHO Trust Series 2021-SOHO Class D, 2.6966% 8/10/2038 (b)(d)(e)	618,000	378,336
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 6.3119% 2/15/2039 (b)(c)(d)	4,281,000	4,200,731
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 6.9619% 2/15/2039 (b)(c)(d)	2,226,000	2,178,698
SREIT Trust Series 2021-IND Class G, CME Term SOFR 1 month Index + 3.3803%, 7.6923% 10/15/2038 (b)(c)(d)	840,000	825,801
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.1571% 11/15/2038 (b)(c)(d)	16,281,032	16,250,505
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.5061% 11/15/2038 (b)(c)(d)	11,764,052	11,741,994
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.7553% 11/15/2038 (b)(c)(d)	5,098,862	5,089,302
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 6.0045% 11/15/2038 (b)(c)(d)	3,350,527	3,344,245
SREIT Trust Series 2021-MFP Class G, CME Term SOFR 1 month Index + 3.0883%, 7.4001% 11/15/2038 (b)(c)(d)	2,873,545	2,874,846
SREIT Trust Series 2021-MFP2 Class G, CME Term SOFR 1 month Index + 3.082%, 7.394% 11/15/2036 (b)(c)(d)	615,000	602,758
SREIT Trust Series 2021-MFP2 Class J, CME Term SOFR 1 month Index + 4.03%, 8.342% 11/15/2036 (b)(c)(d)	1,795,000	1,768,074
SREIT Trust Series 2021-PALM Class G, CME Term SOFR 1 month Index + 3.7306%, 8.0426% 10/15/2034 (b)(c)(d)	441,000	436,565
STWD Trust Series 2021-LIH Class E, CME Term SOFR 1 month Index + 3.0175%, 7.329% 11/15/2036 (b)(c)(d)	1,281,000	1,270,004
STWD Trust Series 2021-LIH Class F, CME Term SOFR 1 month Index + 3.6655%, 7.977% 11/15/2036 (b)(c)(d)	1,380,000	1,363,751
STWD Trust Series 2021-LIH Class G, CME Term SOFR 1 month Index + 4.3145%, 8.626% 11/15/2036 (b)(c)(d)	294,000	289,852
SUMIT Mortgage Trust Series 2022-BVUE Class F, 2.8925% 2/12/2041 (b)(d)	104,000	70,326
Swch Coml Mortgage Trust Series 2025-DATA Class F, CME Term SOFR 1 month Index + 4.2389%, 8.5463% 3/15/2042 (b)(c)(d)	3,876,000	3,859,003
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.5548% 12/15/2039 (b)(c)(d)	14,168,000	14,172,457
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.9043% 12/15/2039 (b)(c)(d)	3,451,000	3,472,592
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 6.3037% 12/15/2039 (b)(c)(d)	2,544,000	2,547,137
Tricon Residential Trust Series 2022-SFR2 Class E, 7.507% 7/17/2040 (d)	1,407,000	1,444,489
UBS Commercial Mortgage Trust Series 2012-C1 Class E, 5% 5/10/2045 (b)(d)	243,650	228,883
UBS Commercial Mortgage Trust Series 2012-C1 Class F, 5% 5/10/2045 (b)(d)(e)	418,000	131,432
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 0.9721% 12/15/2050 (b)(h)	23,222,981	540,371
UBS Commercial Mortgage Trust Series 2018-C8 Class C, 4.6829% 2/15/2051 (b)	189,000	169,941
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	1,300,000	1,265,945
VASA Trust Series 2021-VASA Class B, CME Term SOFR 1 month Index + 1.3645%, 5.6765% 7/15/2039 (b)(c)(d)	577,000	550,133
VASA Trust Series 2021-VASA Class F, CME Term SOFR 1 month Index + 4.0145%, 8.3265% 7/15/2039 (b)(c)(d)	767,000	560,384
VASA Trust Series 2021-VASA Class G, CME Term SOFR 1 month Index + 5.1145%, 9.4265% 7/15/2039 (b)(c)(d)(e)	168,000	91,244
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (d)	12,891,000	10,577,096
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (d)	800,000	635,830
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.4294% 10/10/2042 (b)(d)	19,300,000	388,945
Wells Fargo Commercial Mortgage Trust Series 2015-C31 Class XA, 0.9362% 11/15/2048 (b)(h)	10,792,967	24,138
Wells Fargo Commercial Mortgage Trust Series 2015-NXS4 Class D, 3.6743% 12/15/2048 (b)	483,000	451,842
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class C, 3.071% 8/15/2049	254,000	177,657
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class D, 3% 8/15/2049 (d)	266,000	143,047
Wells Fargo Commercial Mortgage Trust Series 2016-C34 Class XA, 2.0341% 6/15/2049 (b)(h)	8,714,873	114,025
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class C, 4.329% 12/15/2059 (b)	328,000	307,310
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 Class C, 4.4036% 11/15/2049 (b)	745,000	714,065
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 Class D, 3.059% 11/15/2049 (d)	733,000	645,450
Wells Fargo Commercial Mortgage Trust Series 2017-C38 Class ASB, 3.261% 7/15/2050	2,236,331	2,208,714
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class ASB, 3.488% 12/15/2050	2,502,561	2,473,177
Wells Fargo Commercial Mortgage Trust Series 2018-C43 Class C, 4.514% 3/15/2051	228,000	214,169
Wells Fargo Commercial Mortgage Trust Series 2018-C44 Class D, 3% 5/15/2051 (d)	1,512,000	1,177,587
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 0.9035% 8/15/2051 (b)(h)	22,671,955	472,361
Wells Fargo Commercial Mortgage Trust Series 2019-C49 Class C, 4.866% 3/15/2052 (b)	1,633,000	1,556,132
Wells Fargo Commercial Mortgage Trust Series 2019-C53 Class B, 3.514% 10/15/2052	645,000	589,488
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	2,460,869	2,353,670
Wells Fargo Commercial Mortgage Trust Series 2020-C57 Class D, 2.5% 8/15/2053 (d)	581,000	452,664
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class A4, 2.342% 8/15/2054	1,195,000	1,027,800
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class D, 2.5% 8/15/2054 (d)	495,000	365,173
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class A4, 2.658% 11/15/2054	619,000	538,388
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.6265% 5/15/2031 (b)(c)(d)	8,949,000	8,911,628
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE Class D, CME Term SOFR 1 month Index + 2.6145%, 7.0265% 2/15/2040 (b)(c)(d)	173,600	174,397
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE Class E, CME Term SOFR 1 month Index + 3.7645%, 8.1765% 2/15/2040 (b)(c)(d)	124,000	124,554
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class E, 7.8268% 7/15/2035 (b)(d)	1,002,000	1,014,610
Wells Fargo Commercial Mortgage Trust Series 2024-5C2 Class C, 6.3336% 11/15/2057 (b)	411,000	423,913
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.3026% 8/15/2041 (b)(c)(d)	2,900,000	2,916,253
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.003% 8/15/2041 (b)(c)(d)	7,000,000	7,039,614
WF-RBS Commercial Mortgage Trust Series 2011-C3 Class D, 6.0497% 3/15/2044 (b)(d)(e)	241,191	96,356
WF-RBS Commercial Mortgage Trust Series 2011-C4 Class D, 4.9946% 6/15/2044 (b)(d)	186,905	175,693
WF-RBS Commercial Mortgage Trust Series 2011-C4 Class E, 4.9946% 6/15/2044 (b)(d)	183,000	166,083
WF-RBS Commercial Mortgage Trust Series 2011-C4I Class G, 5% 6/15/2044 (b)(e)	203,000	67,015
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class D, 4.0639% 3/15/2045 (b)(d)	443,749	372,257
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.0639% 3/15/2045 (b)(d)	976,128	658,357
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class D, 3.9669% 5/15/2045 (b)(d)	259,759	229,590
WF-RBS Commercial Mortgage Trust Series 2013-C16 Class D, 4.615% 9/15/2046 (b)(d)	62,821	58,426
WFCM Series 2022-C62 Class A4, 4% 4/15/2055	827,000	776,678
WFCM Series 2022-C62 Class C, 4.3516% 4/15/2055 (b)	1,077,000	916,141
WFCM Series 2022-C62 Class D, 2.5% 4/15/2055 (d)	756,000	509,368
Worldwide Plaza Trust Series 2017-WWP Class E, 3.5955% 11/10/2036 (b)(d)	198,000	20,894
Worldwide Plaza Trust Series 2017-WWP Class F, 3.5955% 11/10/2036 (b)(d)	1,082,000	87,703
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.516% 6/5/2035 (b)(d)	289,000	269,468
WP Glimcher Mall Trust Series 2015-WPG Class PR2, 3.516% 6/5/2035 (b)(d)	755,000	697,295
TOTAL UNITED STATES		1,069,880,898
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,092,666,100)		1,069,880,898

Common Stocks - 0.1%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Aptiv PLC	8,400	547,008
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
New Cineworld Ltd (e)(p)	64,448	1,348,252
UNITED STATES - 0.1%
Communication Services - 0.0%
Media - 0.0%
Main Street Sports Group (e)	5,421	92,157
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Old Claimco LLC (e)(p)	40,185	487,444
Specialty Retail - 0.0%
Joann Inc (e)	356,379	4
TOTAL CONSUMER DISCRETIONARY		487,448

Energy - 0.1%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd (e)(p)	55,600	1
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp	65,382	2,917,345
EP Energy Corp (e)(p)	3,729	4,959
Expand Energy Corp	55,352	5,473,206
Expand Energy Corp (q)	351	34,707
Exxon Mobil Corp	12,988	1,445,954
Mesquite Energy Inc (e)(p)	66,231	5,755,507
New Fortress Energy Inc (r)	76,042	760,419
		16,392,097
TOTAL ENERGY		16,392,098

Financials - 0.0%
Financial Services - 0.0%
ACNR Holdings Inc (e)(p)	17,611	1,562,976
Carnelian Point Holdings LP warrants (e)(p)	1,272	3,714
Limetree Bay Cayman Ltd (e)(p)	464	23,539
		1,590,229
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (e)	132,794	1,659,925
Cano Health LLC warrants (e)(p)	7,062	29,237
		1,689,162
Industrials - 0.0%
Machinery - 0.0%
Tnt Crane & Rigging LLC (e)(p)	47,366	130,257
Tnt Crane & Rigging LLC warrants 10/31/2025 (e)(p)	2,081	0
		130,257
Information Technology - 0.0%
IT Services - 0.0%
GTT Communications Inc (e)(p)	40,553	1,959,926
TOTAL UNITED STATES		22,341,277
TOTAL COMMON STOCKS (Cost $14,970,703)		24,236,537

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Communication Services - 0.0%
Media - 0.0%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	4,308,420	5,361,290
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
MKS Instruments Inc 1.25% 6/1/2030 (d)	1,195,000	1,112,545
ON Semiconductor Corp 0% 5/1/2027 (s)	1,089,000	1,217,066
Wolfspeed Inc 1.875% 12/1/2029	3,624,000	1,369,872
		3,699,483
Software - 0.0%
Core Scientific Inc 0% 6/15/2031 (d)(s)	1,993,000	1,868,438
TOTAL INFORMATION TECHNOLOGY		5,567,921

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 0.25% 6/15/2026	1,575,000	1,476,563
Redfin Corp 0.5% 4/1/2027	2,924,000	2,324,580
		3,801,143
Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027	994,000	1,033,111
Independent Power and Renewable Electricity Producers - 0.0%
XPLR Infrastructure LP 0% 11/15/2025 (d)(n)	383,000	363,467
XPLR Infrastructure LP 2.5% 6/15/2026 (d)	1,364,000	1,288,147
		1,651,614
TOTAL UTILITIES		2,684,725

TOTAL UNITED STATES		17,415,079
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $17,624,507)		17,415,079

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
AGNC Investment Corp 3 month U.S. LIBOR + 4.993%, 0% (b)(c)	37,320	954,646
Real Estate - 0.0%
Hotel & Resort REITs - 0.0%
RLJ Lodging Trust Series A, 1.95%	11,325	286,069
TOTAL UNITED STATES		1,240,715
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,074,365)		1,240,715

Foreign Government and Government Agency Obligations - 1.3%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Angola Republic 8.25% 5/9/2028 (d)		945,000	898,015
Angola Republic 8.75% 4/14/2032 (d)		720,000	642,528
Angola Republic 9.375% 5/8/2048 (d)		620,000	510,725
Angola Republic 9.5% 11/12/2025 (d)		1,465,000	1,471,856
TOTAL ANGOLA			3,523,124
ARGENTINA - 0.2%
Argentine Republic 0.75% 7/9/2030 (i)		9,112,994	6,640,889
Argentine Republic 1% 7/9/2029		919,730	702,674
Argentine Republic 3.5% 7/9/2041 (i)		1,920,000	1,128,960
Argentine Republic 4.125% 7/9/2035 (i)		6,858,814	4,324,482
Argentine Republic 5% 1/9/2038 (i)		4,159,773	2,785,800
Bonos Para La Reconstruccion De Una Argentina Libre 0% 6/30/2025 (s)		483,604	164,329
Provincia de Cordoba 6.875% 12/10/2025 (d)(i)		311,676	307,125
Provincia de Cordoba 6.99% 6/1/2027 (d)(i)		640,167	614,036
TOTAL ARGENTINA			16,668,295
ARMENIA - 0.0%
Republic of Armenia 3.6% 2/2/2031 (d)		520,000	442,447
AUSTRALIA - 0.0%
Australian Commonwealth 1.25% 5/21/2032	AUD	1,100,000	561,077
Australian Commonwealth 1.75% 11/21/2032 (t)	AUD	7,700,000	4,020,226
TOTAL AUSTRALIA			4,581,303
BAHAMAS (NASSAU) - 0.0%
Bahamas Government International Bond 6% 11/21/2028 (d)		525,000	501,874
BAHRAIN - 0.0%
Bahrain Kingdom 5.625% 5/18/2034 (d)		310,000	286,917
Bahrain Kingdom 7.5% 2/12/2036 (d)		365,000	383,670
TOTAL BAHRAIN			670,587
BARBADOS - 0.0%
Barbados Government 6.5% 10/1/2029 (d)		965,000	934,245
BENIN - 0.0%
Republic of Benin 7.96% 2/13/2038 (d)		1,200,000	1,128,000
Republic of Benin 8.375% 1/23/2041 (d)		220,000	210,857
TOTAL BENIN			1,338,857
BERMUDA - 0.0%
Bermuda 2.375% 8/20/2030 (d)		280,000	242,318
Bermuda 3.375% 8/20/2050 (d)		230,000	156,630
Bermuda 3.717% 1/25/2027 (d)		1,185,000	1,157,967
Bermuda 4.75% 2/15/2029 (d)		520,000	512,829
Bermuda 5% 7/15/2032 (d)		390,000	382,078
TOTAL BERMUDA			2,451,822
BRAZIL - 0.0%
Federative Republic of Brazil 3.875% 6/12/2030		1,535,000	1,404,525
Federative Republic of Brazil 6% 10/20/2033		595,000	576,704
Federative Republic of Brazil 7.125% 1/20/2037		840,000	892,500
Federative Republic of Brazil 7.125% 5/13/2054		620,000	599,447
Federative Republic of Brazil 8.25% 1/20/2034		1,976,000	2,209,168
TOTAL BRAZIL			5,682,344
CANADA - 0.0%
Canadian Government 1.5% 12/1/2031	CAD	835,000	532,039
Canadian Government 2.75% 6/1/2033	CAD	1,250,000	859,065
Canadian Government 3% 6/1/2034	CAD	620,000	432,663
TOTAL CANADA			1,823,767
CHILE - 0.0%
Chilean Republic 2.45% 1/31/2031		2,145,000	1,875,545
Chilean Republic 2.75% 1/31/2027		425,000	409,063
Chilean Republic 3.1% 1/22/2061		1,525,000	937,875
Chilean Republic 3.25% 9/21/2071		250,000	153,250
Chilean Republic 3.5% 1/31/2034		280,000	246,792
Chilean Republic 4% 1/31/2052		245,000	189,226
Chilean Republic 4.34% 3/7/2042		360,000	311,164
Chilean Republic 5.33% 1/5/2054		905,000	859,750
TOTAL CHILE			4,982,665
COLOMBIA - 0.2%
Colombian Republic 3% 1/30/2030		1,800,000	1,532,466
Colombian Republic 3.125% 4/15/2031		785,000	639,186
Colombian Republic 3.25% 4/22/2032		400,000	313,980
Colombian Republic 4.125% 5/15/2051		325,000	191,100
Colombian Republic 5% 6/15/2045		2,135,000	1,485,960
Colombian Republic 5.2% 5/15/2049		900,000	623,412
Colombian Republic 6.125% 1/18/2041		60,000	50,001
Colombian Republic 7.375% 9/18/2037		205,000	198,953
Colombian Republic 7.5% 2/2/2034		395,000	395,711
Colombian Republic 8% 11/14/2035		4,660,000	4,764,850
Colombian Republic 8% 4/20/2033		730,000	759,660
Colombian Republic 8.75% 11/14/2053		6,040,000	6,226,032
TOTAL COLOMBIA			17,181,311
COSTA RICA - 0.0%
Republic of Costa Rica 5.625% 4/30/2043 (d)		485,000	437,470
Republic of Costa Rica 7.3% 11/13/2054 (d)		560,000	589,081
TOTAL COSTA RICA			1,026,551
COTE D'IVOIRE - 0.0%
Ivory Coast Government International Bond 6.125% 6/15/2033 (d)		1,680,000	1,510,421
Ivory Coast Government International Bond 6.375% 3/3/2028 (d)		2,030,000	2,021,616
Ivory Coast Government International Bond 8.25% 1/30/2037 (d)		570,000	553,612
TOTAL COTE D'IVOIRE			4,085,649
DOMINICAN REPUBLIC - 0.0%
Dominican Republic 4.5% 1/30/2030 (d)		855,000	797,555
Dominican Republic 4.875% 9/23/2032 (d)		2,145,000	1,957,313
Dominican Republic 5.95% 1/25/2027 (d)		1,164,000	1,170,914
Dominican Republic 6% 7/19/2028 (d)		549,000	552,536
Dominican Republic 6.5% 2/15/2048 (d)		300,000	290,717
Dominican Republic 6.6% 6/1/2036 (d)		419,000	420,886
Dominican Republic 6.85% 1/27/2045 (d)		1,012,000	1,017,819
Dominican Republic 7.05% 2/3/2031 (d)		795,000	827,007
Dominican Republic 7.15% 2/24/2055 (d)		705,000	729,012
Dominican Republic 7.45% 4/30/2044 (d)		401,000	428,460
TOTAL DOMINICAN REPUBLIC			8,192,219
ECUADOR - 0.0%
Republic of Ecuador 5.5% 7/31/2035 (d)(i)		1,615,000	869,435
Republic of Ecuador 6.9% 7/31/2030 (d)(i)		1,791,487	1,182,023
TOTAL ECUADOR			2,051,458
EGYPT - 0.0%
Arab Republic of Egypt 7.0529% 1/15/2032 (d)		25,000	21,695
Arab Republic of Egypt 7.5% 1/31/2027 (d)		1,403,000	1,387,217
Arab Republic of Egypt 7.5% 2/16/2061 (d)		1,435,000	1,010,742
Arab Republic of Egypt 7.6003% 3/1/2029 (d)		560,000	542,629
Arab Republic of Egypt 7.625% 5/29/2032 (d)		700,000	618,870
Arab Republic of Egypt 7.903% 2/21/2048 (d)		684,000	513,082
Arab Republic of Egypt 8.5% 1/31/2047 (d)		904,000	717,550
Arab Republic of Egypt 8.7002% 3/1/2049 (d)		1,105,000	887,359
TOTAL EGYPT			5,699,144
EL SALVADOR - 0.0%
El Salvador Republic 0.25% 4/17/2030 (d)		540,000	10,800
El Salvador Republic 7.1246% 1/20/2050 (d)		405,000	344,505
El Salvador Republic 7.625% 2/1/2041 (d)		120,000	112,050
El Salvador Republic 7.65% 6/15/2035 (d)		415,000	398,815
El Salvador Republic 9.25% 4/17/2030 (d)		540,000	572,400
El Salvador Republic 9.65% 11/21/2054 (d)		320,000	339,840
TOTAL EL SALVADOR			1,778,410
GABON - 0.0%
Gabonese Republic 6.625% 2/6/2031 (d)		810,000	652,811
Gabonese Republic 7% 11/24/2031 (d)		880,000	708,675
TOTAL GABON			1,361,486
GEORGIA - 0.0%
Georgia Republic 2.75% 4/22/2026 (d)		650,000	618,922
GERMANY - 0.1%
German Federal Republic 3.25% 7/4/2042 (t)	EUR	10,850,000	12,206,564
GHANA - 0.0%
Ghana Republic 0% 1/3/2030 (d)(s)		43,851	34,274
Ghana Republic 0% 7/3/2026 (d)(s)		44,040	41,086
Ghana Republic 5% 7/3/2029 (d)(i)		509,070	451,978
Ghana Republic 5% 7/3/2035 (d)(i)		573,580	422,574
TOTAL GHANA			949,912
GUATEMALA - 0.0%
Guatemala Government Bond 4.875% 2/13/2028 (d)		385,000	374,362
Guatemala Government Bond 4.9% 6/1/2030 (d)		325,000	311,188
Guatemala Government Bond 6.125% 6/1/2050 (d)		565,000	514,856
Guatemala Government Bond 6.6% 6/13/2036 (d)		535,000	540,350
TOTAL GUATEMALA			1,740,756
HUNGARY - 0.0%
Hungary Government 2.125% 9/22/2031 (d)		285,000	231,919
Hungary Government 3.125% 9/21/2051 (d)		605,000	378,282
Hungary Government 5.25% 6/16/2029 (d)		610,000	608,475
Hungary Government 5.5% 6/16/2034 (d)		1,025,000	1,010,906
Hungary Government 6.125% 5/22/2028 (d)		385,000	395,002
Hungary Government 6.25% 9/22/2032 (d)		385,000	400,643
Hungary Government 6.75% 9/25/2052 (d)		270,000	288,900
TOTAL HUNGARY			3,314,127
INDONESIA - 0.3%
Indonesia Government 3.2% 9/23/2061		645,000	412,212
Indonesia Government 3.5% 2/14/2050		730,000	535,017
Indonesia Government 3.85% 10/15/2030		460,000	436,425
Indonesia Government 4.1% 4/24/2028		705,000	693,544
Indonesia Government 4.2% 10/15/2050		24,000,000	19,891,680
Indonesia Government 4.35% 1/11/2048		655,000	560,025
Indonesia Government 5.125% 1/15/2045 (d)		1,660,000	1,595,526
Indonesia Government 5.25% 1/17/2042 (d)		485,000	477,628
Indonesia Government 5.95% 1/8/2046 (d)		560,000	588,700
Indonesia Government 6.75% 1/15/2044 (d)		380,000	434,625
Indonesia Government 7.75% 1/17/2038 (d)		1,897,000	2,311,969
Indonesia Government 8.5% 10/12/2035 (d)		1,910,000	2,391,081
TOTAL INDONESIA			30,328,432
ISRAEL - 0.0%
Israel Government 3.375% 1/15/2050		1,090,000	735,305
Israel Government 5.75% 3/12/2054		600,000	564,975
TOTAL ISRAEL			1,300,280
JAMAICA - 0.0%
Jamaican Government 6.75% 4/28/2028		275,000	281,050
Jamaican Government 7.875% 7/28/2045		250,000	291,423
TOTAL JAMAICA			572,473
JAPAN - 0.0%
Japan Government 0.9% 9/20/2034	JPY	285,000,000	1,819,392
JORDAN - 0.0%
Jordan Government 7.375% 10/10/2047 (d)		155,000	138,289
Jordan Government 7.5% 1/13/2029 (d)		750,000	754,920
Jordan Government 7.75% 1/15/2028 (d)		445,000	453,344
TOTAL JORDAN			1,346,553
KENYA - 0.0%
Republic of Kenya Government Bond 6.3% 1/23/2034 (d)		470,000	380,847
Republic of Kenya Government Bond 7.25% 2/28/2028 (d)		180,000	176,175
Republic of Kenya Government Bond 9.75% 2/16/2031 (d)		660,000	667,425
Republic of Kenya Government International Bond 9.5% 3/5/2036 (d)		200,000	193,400
TOTAL KENYA			1,417,847
LEBANON - 0.0%
Lebanon Republic 5.8% (f)(t)		1,113,000	209,244
Lebanon Republic 6.375% (f)(t)		977,000	183,676
TOTAL LEBANON			392,920
MEXICO - 0.1%
United Mexican States 2.659% 5/24/2031		665,000	558,933
United Mexican States 3.25% 4/16/2030		1,145,000	1,027,638
United Mexican States 3.5% 2/12/2034		1,095,000	898,557
United Mexican States 3.75% 1/11/2028		820,000	792,448
United Mexican States 3.75% 4/19/2071		1,230,000	709,833
United Mexican States 3.771% 5/24/2061		840,000	501,060
United Mexican States 4.5% 4/22/2029		485,000	470,148
United Mexican States 4.875% 5/19/2033		560,000	516,426
United Mexican States 5.75% 10/12/2110		1,085,000	864,203
United Mexican States 6% 5/7/2036		1,050,000	1,019,025
United Mexican States 6.05% 1/11/2040		980,000	930,363
United Mexican States 6.338% 5/4/2053		540,000	499,500
United Mexican States 6.35% 2/9/2035		780,000	784,680
United Mexican States 6.875% 5/13/2037		460,000	472,926
United Mexican States 7.375% 5/13/2055		930,000	969,060
TOTAL MEXICO			11,014,800
MONGOLIA - 0.0%
Mongolia Government 6.625% 2/25/2030 (d)		560,000	554,792
Mongolia Government 7.875% 6/5/2029 (d)		200,000	207,750
TOTAL MONGOLIA			762,542
MONTENEGRO - 0.0%
Republic of Montenegro 7.25% 3/12/2031 (d)		1,410,000	1,461,493
MOROCCO - 0.0%
Moroccan Kingdom 6.5% 9/8/2033 (d)		870,000	908,332
NIGERIA - 0.0%
Republic of Nigeria 6.125% 9/28/2028 (d)		1,740,000	1,626,361
Republic of Nigeria 6.5% 11/28/2027 (d)		375,000	365,722
Republic of Nigeria 7.143% 2/23/2030 (d)		1,150,000	1,075,791
Republic of Nigeria 7.625% 11/21/2025 (d)		905,000	910,376
Republic of Nigeria 7.696% 2/23/2038 (d)		480,000	405,782
Republic of Nigeria 7.875% 2/16/2032 (d)		810,000	754,823
TOTAL NIGERIA			5,138,855
OMAN - 0.0%
Oman Sultanate 5.625% 1/17/2028 (d)		2,470,000	2,493,156
Oman Sultanate 6% 8/1/2029 (d)		720,000	737,352
Oman Sultanate 6.25% 1/25/2031 (d)		520,000	541,622
Oman Sultanate 6.5% 3/8/2047 (d)		300,000	306,705
Oman Sultanate 6.75% 1/17/2048 (d)		1,661,000	1,733,669
Oman Sultanate 7% 1/25/2051 (d)		230,000	246,891
TOTAL OMAN			6,059,395
PAKISTAN - 0.0%
Islamic Republic of Pakistan 6% 4/8/2026 (d)		1,205,000	1,161,307
Islamic Republic of Pakistan 6.875% 12/5/2027 (d)		750,000	697,500
Islamic Republic of Pakistan 7.375% 4/8/2031 (d)		1,165,000	1,016,899
TOTAL PAKISTAN			2,875,706
PANAMA - 0.0%
Panamanian Republic 3.298% 1/19/2033		615,000	481,545
Panamanian Republic 3.87% 7/23/2060		1,055,000	584,945
Panamanian Republic 4.5% 4/16/2050		1,455,000	953,389
Panamanian Republic 4.5% 5/15/2047		350,000	236,249
Panamanian Republic 6.4% 2/14/2035		370,000	350,224
Panamanian Republic 6.853% 3/28/2054		330,000	295,350
Panamanian Republic 7.875% 3/1/2057		545,000	544,253
Panamanian Republic 8% 3/1/2038		575,000	601,738
TOTAL PANAMA			4,047,693
PARAGUAY - 0.0%
Republic of Paraguay 2.739% 1/29/2033 (d)		320,000	265,439
Republic of Paraguay 4.95% 4/28/2031 (d)		1,050,000	1,024,433
Republic of Paraguay 5.4% 3/30/2050 (d)		330,000	289,266
Republic of Paraguay 6% 2/9/2036 (d)		355,000	360,105
Republic of Paraguay 6.65% 3/4/2055 (d)		325,000	328,738
TOTAL PARAGUAY			2,267,981
PERU - 0.0%
Peruvian Republic 2.783% 1/23/2031		1,300,000	1,135,356
Peruvian Republic 3% 1/15/2034		610,000	503,695
Peruvian Republic 3.3% 3/11/2041		700,000	523,906
TOTAL PERU			2,162,957
PHILIPPINES - 0.0%
Philippine Republic 2.65% 12/10/2045		665,000	430,172
Philippine Republic 2.95% 5/5/2045		270,000	185,624
Philippine Republic 5% 7/17/2033		360,000	356,850
Philippine Republic 5.5% 1/17/2048		320,000	317,600
Philippine Republic 5.6% 5/14/2049		555,000	555,000
Philippine Republic 5.609% 4/13/2033		520,000	534,300
Philippine Republic 5.95% 10/13/2047		830,000	868,388
TOTAL PHILIPPINES			3,247,934
POLAND - 0.0%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (d)		335,000	333,271
Bank Gospodarstwa Krajowego 6.25% 10/31/2028 (d)		315,000	329,118
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (d)		925,000	935,906
Republic of Poland 5.5% 3/18/2054		540,000	517,077
Republic of Poland 5.5% 4/4/2053		370,000	355,929
Republic of Poland 5.75% 11/16/2032		725,000	754,849
TOTAL POLAND			3,226,150
QATAR - 0.0%
State of Qatar 4.4% 4/16/2050 (d)		1,880,000	1,635,600
State of Qatar 4.625% 6/2/2046 (d)		1,255,000	1,146,756
State of Qatar 4.817% 3/14/2049 (d)		975,000	906,448
State of Qatar 5.103% 4/23/2048 (d)		2,335,000	2,262,031
State of Qatar 9.75% 6/15/2030 (d)		413,000	514,313
TOTAL QATAR			6,465,148
ROMANIA - 0.0%
Romanian Republic 3% 2/27/2027 (d)		487,000	467,203
Romanian Republic 3.625% 3/27/2032 (d)		652,000	546,663
Romanian Republic 4% 2/14/2051 (d)		715,000	456,706
Romanian Republic 6.625% 2/17/2028 (d)		385,000	395,280
Romanian Republic 7.125% 1/17/2033 (d)		150,000	153,750
Romanian Republic 7.5% 2/10/2037 (d)		1,064,000	1,091,930
TOTAL ROMANIA			3,111,532
RWANDA - 0.0%
Rwanda Republic 5.5% 8/9/2031 (d)		1,015,000	786,625
SAUDI ARABIA - 0.2%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (d)		1,240,000	1,013,700
Kingdom of Saudi Arabia 3.25% 10/22/2030 (d)		5,890,000	5,409,597
Kingdom of Saudi Arabia 3.45% 2/2/2061 (d)		1,940,000	1,240,388
Kingdom of Saudi Arabia 3.75% 1/21/2055 (d)		975,000	680,672
Kingdom of Saudi Arabia 4.5% 10/26/2046 (d)		1,150,000	964,203
Kingdom of Saudi Arabia 4.5% 4/22/2060 (d)		4,190,000	3,344,144
Kingdom of Saudi Arabia 4.625% 10/4/2047 (d)		850,000	720,641
Kingdom of Saudi Arabia 5% 1/18/2053 (d)		635,000	556,815
Kingdom of Saudi Arabia 5.75% 1/16/2054 (d)		600,000	584,249
TOTAL SAUDI ARABIA			14,514,409
SENEGAL - 0.0%
Republic of Senegal 6.25% 5/23/2033 (d)		925,000	722,083
SERBIA - 0.0%
Republic of Serbia 2.125% 12/1/2030 (d)		1,605,000	1,322,119
Republic of Serbia 6% 6/12/2034 (d)		625,000	625,781
Republic of Serbia 6.5% 9/26/2033 (d)		725,000	755,813
TOTAL SERBIA			2,703,713
SOUTH AFRICA - 0.0%
South African Republic 4.85% 9/27/2027		480,000	469,200
South African Republic 4.85% 9/30/2029		335,000	315,255
South African Republic 5% 10/12/2046		670,000	474,025
South African Republic 5.65% 9/27/2047		480,000	364,800
South African Republic 5.75% 9/30/2049		1,070,000	813,200
South African Republic 5.875% 4/20/2032		675,000	641,250
South African Republic 7.1% 11/19/2036 (d)		885,000	868,318
TOTAL SOUTH AFRICA			3,946,048
SRI LANKA - 0.0%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (d)(i)		419,911	373,406
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (d)(i)		732,695	587,903
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (d)(i)		579,179	475,940
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (d)(i)		289,466	234,938
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (d)(i)		162,088	112,231
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (d)		389,016	363,147
TOTAL SRI LANKA			2,147,565
TURKEY - 0.2%
Turkish Republic 4.25% 4/14/2026		1,685,000	1,663,411
Turkish Republic 4.75% 1/26/2026		1,500,000	1,492,500
Turkish Republic 4.875% 10/9/2026		1,395,000	1,380,178
Turkish Republic 4.875% 4/16/2043		1,675,000	1,208,617
Turkish Republic 5.125% 2/17/2028		370,000	361,559
Turkish Republic 5.25% 3/13/2030		315,000	296,888
Turkish Republic 5.75% 5/11/2047		677,000	527,207
Turkish Republic 5.875% 6/26/2031		365,000	346,180
Turkish Republic 6% 1/14/2041		1,490,000	1,258,119
Turkish Republic 6% 3/25/2027		235,000	236,469
Turkish Republic 6.625% 2/17/2045		640,000	559,200
Turkish Republic 7.125% 7/17/2032		450,000	449,087
Turkish Republic 7.625% 5/15/2034		620,000	638,406
Turkish Republic 9.125% 7/13/2030		705,000	784,771
Turkish Republic 9.375% 1/19/2033		2,095,000	2,375,206
Turkish Republic 9.375% 3/14/2029		1,455,000	1,605,956
Turkish Republic 9.875% 1/15/2028		1,960,000	2,163,389
TOTAL TURKEY			17,347,143
UKRAINE - 0.0%
Ukraine Government 0% 2/1/2030 (d)(i)		213,481	119,228
Ukraine Government 0% 2/1/2034 (d)(i)		797,754	345,427
Ukraine Government 0% 2/1/2035 (d)(i)		1,209,158	793,208
Ukraine Government 0% 2/1/2036 (d)(i)		561,797	367,134
Ukraine Government 0% 8/1/2041 (b)(d)		530,000	436,588
Ukraine Government 1.75% 2/1/2029 (d)(i)		768,429	548,274
Ukraine Government 1.75% 2/1/2034 (d)(i)		1,203,417	708,813
Ukraine Government 1.75% 2/1/2035 (d)(i)		927,145	536,817
Ukraine Government 1.75% 2/1/2036 (d)(i)		634,177	360,847
TOTAL UKRAINE			4,216,336
UNITED ARAB EMIRATES - 0.0%
Emirate of Abu Dhabi 3% 9/15/2051 (d)		1,015,000	677,411
Emirate of Abu Dhabi 3.125% 9/30/2049 (d)		3,170,000	2,186,317
Emirate of Abu Dhabi 3.875% 4/16/2050 (d)		1,375,000	1,084,105
Emirate of Abu Dhabi 5.5% 4/30/2054 (d)		730,000	739,125
Emirate of Dubai 3.9% 9/9/2050 (t)		1,600,000	1,167,500
Emirate of Dubai 5.25% 1/30/2043 (t)		560,000	544,075
TOTAL UNITED ARAB EMIRATES			6,398,533
URUGUAY - 0.0%
Uruguay Republic 5.1% 6/18/2050		1,230,000	1,150,050
Uruguay Republic 5.75% 10/28/2034		555,000	576,090
TOTAL URUGUAY			1,726,140
UZBEKISTAN - 0.0%
Republic of Uzbekistan 3.7% 11/25/2030 (d)		395,000	338,340
VENEZUELA - 0.0%
Venezuela Republic 11.95% (f)(t)		938,300	189,067
Venezuela Republic 12.75% (f)(t)		199,600	38,423
Venezuela Republic 9.25% (f)		4,549,000	925,722
TOTAL VENEZUELA			1,153,212
ZAMBIA - 0.0%
Republic of Zambia 0.5% 12/31/2053 (d)		983,368	614,298
Republic of Zambia 5.75% 6/30/2033 (d)(i)		109,090	96,987
TOTAL ZAMBIA			711,285
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $260,853,346)			250,447,686

Non-Convertible Corporate Bonds - 27.8%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Azule Energy Finance Plc 8.125% 1/23/2030 (d)		310,000	313,874
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Tecpetrol SA 7.625% 1/22/2033 (d)		475,000	484,975
YPF SA 8.25% 1/17/2034 (d)		475,000	483,906

TOTAL ARGENTINA			968,881
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Commonwealth Bank of Australia 2.688% 3/11/2031 (d)		2,275,000	1,988,717
Commonwealth Bank of Australia 3.61% 9/12/2034 (b)(d)		5,339,000	4,995,954
Westpac Banking Corp 4.11% 7/24/2034 (b)		7,550,000	7,245,426
			14,230,097
Financial Services - 0.0%
Cimic Finance Ltd 1.5% 5/28/2029 (t)	EUR	2,450,000	2,332,872
Insurance - 0.0%
QBE Insurance Group Ltd 2.5% 9/13/2038 (b)(t)	GBP	2,055,000	2,337,576
Materials - 0.0%
Metals & Mining - 0.0%
FMG Resources August 2006 Pty Ltd 4.375% 4/1/2031 (d)		680,000	623,898
Mineral Resources Ltd 8% 11/1/2027 (d)		1,920,000	1,940,473
Mineral Resources Ltd 8.5% 5/1/2030 (d)		1,860,000	1,879,889
Mineral Resources Ltd 9.25% 10/1/2028 (d)		855,000	884,675
			5,328,935
TOTAL AUSTRALIA			24,229,480
AZERBAIJAN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Southern Gas Corridor CJSC 6.875% 3/24/2026 (d)		2,024,000	2,045,191
State Oil Co of the Azerbaijan Republic 6.95% 3/18/2030 (t)		400,000	416,676

TOTAL AZERBAIJAN			2,461,867
BAHRAIN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Bapco Energies BSC Closed 7.5% 10/25/2027 (d)		903,000	926,704
Bapco Energies BSC Closed 8.375% 11/7/2028 (d)		260,000	274,807

TOTAL BAHRAIN			1,201,511
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (d)		1,420,000	1,376,536
BELGIUM - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenet Finance Luxembourg Notes Sarl 5.5% 3/1/2028 (d)		1,200,000	1,171,391
Consumer Staples - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide Inc 5.45% 1/23/2039		9,200,000	9,421,466
Anheuser-Busch InBev Worldwide Inc 5.55% 1/23/2049		21,036,000	21,387,854
Anheuser-Busch InBev Worldwide Inc 5.8% 1/23/2059		22,287,000	23,420,644
			54,229,964
Food Products - 0.0%
Barry Callebaut Services NV 4.25% 8/19/2031 (t)	EUR	1,000,000	1,062,236
Financials - 0.0%
Banks - 0.0%
KBC Group NV 6.324% 9/21/2034 (b)(d)		2,650,000	2,830,962
TOTAL BELGIUM			59,294,553
BRAZIL - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sitios Latinoamerica SAB de CV 6% 11/25/2029 (d)		1,185,000	1,195,635
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Minerva Luxembourg SA 8.875% 9/13/2033 (d)		605,000	635,954
NBM US Holdings Inc 6.625% 8/6/2029 (d)		1,065,000	1,062,652
			1,698,606
Food Products - 0.0%
Adecoagro SA 6% 9/21/2027 (d)		440,000	432,850
Marb Bondco PLC 3.95% 1/29/2031 (d)		620,000	532,208
			965,058
TOTAL CONSUMER STAPLES			2,663,664

Energy - 0.0%
Energy Equipment & Services - 0.0%
Guara Norte Sarl 5.198% 6/15/2034 (d)		754,724	712,460
Yinson Boronia Production BV 8.947% 7/31/2042 (d)		1,888,198	2,010,931
			2,723,391
Oil, Gas & Consumable Fuels - 0.0%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (d)		1,772,244	1,497,741
Petrorio Luxembourg Holding Sarl 6.125% 6/9/2026 (d)		575,000	577,012
			2,074,753
TOTAL ENERGY			4,798,144

Financials - 0.0%
Financial Services - 0.0%
Cosan Luxembourg SA 7.25% 6/27/2031 (d)		570,000	583,042
Industrials - 0.0%
Aerospace & Defense - 0.0%
Embraer Netherlands Finance BV 6.95% 1/17/2028 (d)		205,000	213,777
Embraer Netherlands Finance BV 7% 7/28/2030 (d)		580,000	620,820
			834,597
Passenger Airlines - 0.0%
Azul Secured Finance LLP 11.5% 8/28/2029 (d)		919,684	549,512
Azul Secured Finance LLP 11.93% 8/28/2028 (d)		576,526	530,807
Azul Secured Finance LLP U.S. SOFR Averages Index + 8.25%, 3% 1/28/2030 pay-in-kind (b)(c)(d)		317,200	363,194
			1,443,513
TOTAL INDUSTRIALS			2,278,110

Materials - 0.1%
Chemicals - 0.0%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (d)		560,000	393,792
Braskem Netherlands Finance BV 7.25% 2/13/2033 (d)		1,040,000	967,512
Braskem Netherlands Finance BV 8% 10/15/2034 (d)		420,000	403,305
Braskem Netherlands Finance BV 8.5% 1/12/2031 (d)		810,000	814,253
			2,578,862
Metals & Mining - 0.1%
CSN Inova Ventures 6.75% 1/28/2028 (d)		985,000	943,807
CSN Resources SA 5.875% 4/8/2032 (d)		660,000	534,600
CSN Resources SA 8.875% 12/5/2030 (d)		305,000	300,730
ERO Copper Corp 6.5% 2/15/2030 (d)		3,013,000	2,945,208
Nexa Resources SA 6.5% 1/18/2028 (d)		654,000	669,958
Nexa Resources SA 6.75% 4/9/2034 (d)		275,000	287,100
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (b)(d)		4,328,411	4,266,298
Usiminas International Sarl 7.5% 1/27/2032 (d)		1,065,000	1,076,289
Vale Overseas Ltd 6.4% 6/28/2054		960,000	962,784
			11,986,774
Paper & Forest Products - 0.0%
LD Celulose International GmbH 7.95% 1/26/2032 (d)		610,000	630,587
Suzano Austria GmbH 3.75% 1/15/2031		460,000	416,300
Suzano Austria GmbH 5% 1/15/2030		1,350,000	1,318,907
			2,365,794
TOTAL MATERIALS			16,931,430

Utilities - 0.0%
Water Utilities - 0.0%
Aegea Finance Sarl 9% 1/20/2031 (d)		335,000	351,540
TOTAL BRAZIL			28,801,565
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC 5% 10/14/2026 (d)		1,060,000	1,041,153
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7% 10/20/2025 (d)		2,630,000	2,630,000
Golar LNG Ltd 7.75% 9/19/2029 (d)(t)		1,800,000	1,805,940

TOTAL CAMEROON			4,435,940
CANADA - 0.3%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 7% 4/15/2055 (b)		488,000	490,163
Rogers Communications Inc 7.125% 4/15/2055 (b)		488,000	490,868
			981,031
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (d)		2,149,000	1,959,615
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (d)		3,430,000	3,431,592
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (d)		1,650,000	1,677,803
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (d)		64,000	66,177
			7,135,187
Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 10.75% 6/30/2032 (d)		287,000	245,379
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (d)		472,000	443,045
			688,424
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Baytex Energy Corp 7.375% 3/15/2032 (d)		1,180,000	1,153,571
Canadian Natural Resources Ltd 5.85% 2/1/2035		3,955,000	4,033,716
Cenovus Energy Inc 3.75% 2/15/2052		12,540,000	8,832,567
Cenovus Energy Inc 5.4% 6/15/2047		1,366,000	1,245,228
Cenovus Energy Inc 6.75% 11/15/2039		547,000	601,643
Parkland Corp 4.5% 10/1/2029 (d)		730,000	691,395
Parkland Corp 4.625% 5/1/2030 (d)		2,980,000	2,797,285
Parkland Corp 6.625% 8/15/2032 (d)		900,000	907,842
Vermilion Energy Inc 7.25% 2/15/2033 (d)		240,000	233,417
			20,496,664
Financials - 0.0%
Banks - 0.0%
Bank of Nova Scotia/The 3.375% 3/5/2033 (b)(t)	EUR	5,600,000	5,817,676
Insurance - 0.0%
Sagicor Financial Co Ltd 5.3% 5/13/2028 (d)		730,000	717,590
Health Care - 0.0%
Pharmaceuticals - 0.0%
1375209 Bc Ltd 9% 1/30/2028 (d)		2,182,000	2,190,130
Industrials - 0.0%
Aerospace & Defense - 0.0%
Bombardier Inc 7% 6/1/2032 (d)		235,000	238,249
Bombardier Inc 7.25% 7/1/2031 (d)		1,135,000	1,161,434
Bombardier Inc 7.875% 4/15/2027 (d)		1,178,000	1,183,317
Bombardier Inc 8.75% 11/15/2030 (d)		1,035,000	1,108,228
			3,691,228
Commercial Services & Supplies - 0.0%
Garda World Security Corp 8.25% 8/1/2032 (d)		680,000	697,912
Garda World Security Corp 8.375% 11/15/2032 (d)		730,000	750,352
Wrangler Holdco Corp 6.625% 4/1/2032 (d)		2,330,000	2,385,748
			3,834,012
Passenger Airlines - 0.0%
Air Canada 3.875% 8/15/2026 (d)		1,020,000	998,438
TOTAL INDUSTRIALS			8,523,678

Information Technology - 0.0%
Software - 0.0%
Open Text Corp 3.875% 12/1/2029 (d)		855,000	786,178
Open Text Holdings Inc 4.125% 12/1/2031 (d)(u)		2,380,000	2,132,431
Open Text Holdings Inc 4.125% 2/15/2030 (d)		1,660,000	1,533,254
			4,451,863
Materials - 0.1%
Chemicals - 0.1%
Methanex Corp 5.125% 10/15/2027		3,194,000	3,144,303
Methanex Corp 5.25% 12/15/2029		340,000	331,900
Methanex Corp 5.65% 12/1/2044		1,929,000	1,676,839
NOVA Chemicals Corp 4.25% 5/15/2029 (d)		1,210,000	1,148,582
NOVA Chemicals Corp 5% 5/1/2025 (d)		1,102,000	1,098,551
NOVA Chemicals Corp 5.25% 6/1/2027 (d)		1,184,000	1,177,656
NOVA Chemicals Corp 7% 12/1/2031 (d)		1,020,000	1,055,737
NOVA Chemicals Corp 8.5% 11/15/2028 (d)		345,000	365,939
NOVA Chemicals Corp 9% 2/15/2030 (d)		460,000	496,819
			10,496,326
Metals & Mining - 0.0%
Hudbay Minerals Inc 4.5% 4/1/2026 (d)		895,000	885,128
TOTAL MATERIALS			11,381,454

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026		2,935,000	2,889,633
TOTAL CANADA			65,273,330
CHILE - 0.1%
Communication Services - 0.0%
Media - 0.0%
VTR Finance NV 6.375% 7/15/2028 (d)		2,596,000	2,477,570
Wireless Telecommunication Services - 0.0%
VTR Comunicaciones SpA 4.375% 4/15/2029 (d)		310,000	275,702
VTR Comunicaciones SpA 5.125% 1/15/2028 (d)		1,108,000	1,046,373
			1,322,075
TOTAL COMMUNICATION SERVICES			3,799,645

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (d)		375,000	377,437
Empresa Nacional del Petroleo 6.15% 5/10/2033 (d)		545,000	552,541
			929,978
Industrials - 0.0%
Construction & Engineering - 0.0%
ATP Tower Holdings / Andean Telecom Partners Chile SpA / Andean Tower Partners C 7.875% 2/3/2030 (d)		1,420,000	1,422,843
Materials - 0.1%
Metals & Mining - 0.1%
Antofagasta PLC 2.375% 10/14/2030 (d)		1,255,000	1,070,967
Antofagasta PLC 5.625% 5/13/2032 (d)		360,000	360,684
Corp Nacional del Cobre de Chile 3% 9/30/2029 (d)		155,000	140,759
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (d)		405,000	367,284
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (d)		1,790,000	1,230,625
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (d)		500,000	481,728
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (d)		375,000	380,039
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (d)		545,000	544,101
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (d)		585,000	606,755
Corp Nacional del Cobre de Chile 6.78% 1/13/2055 (d)		435,000	454,749
			5,637,691
Paper & Forest Products - 0.0%
Inversiones CMPC SA 3% 4/6/2031 (d)		460,000	398,268
Inversiones CMPC SA 6.125% 2/26/2034 (d)		400,000	406,252
			804,520
TOTAL MATERIALS			6,442,211

Utilities - 0.0%
Electric Utilities - 0.0%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (d)		350,000	346,458
Chile Electricity Lux MPC Sarl 6.01% 1/20/2033 (d)		306,900	313,419
			659,877
TOTAL CHILE			13,254,554
CHINA - 0.1%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Baidu Inc 1.72% 4/9/2026		815,000	790,786
Baidu Inc 2.375% 10/9/2030		345,000	305,736
Tencent Holdings Ltd 1.81% 1/26/2026 (d)		350,000	341,485
Tencent Holdings Ltd 2.39% 6/3/2030 (d)		745,000	666,768
Tencent Holdings Ltd 3.975% 4/11/2029 (d)		260,000	254,682
			2,359,457
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd 2.125% 2/9/2031		435,000	377,945
JD.com Inc 3.375% 1/14/2030		1,420,000	1,340,182
Prosus NV 3.061% 7/13/2031 (d)		685,000	587,175
Prosus NV 3.68% 1/21/2030 (d)		840,000	770,700
Prosus NV 4.027% 8/3/2050 (d)		1,110,000	758,116
Prosus NV 4.193% 1/19/2032 (d)		455,000	412,344
			4,246,462
Hotels, Restaurants & Leisure - 0.0%
Meituan 2.125% 10/28/2025 (d)		995,000	978,070
Meituan 3.05% 10/28/2030 (d)		665,000	605,775
Meituan 4.625% 10/2/2029 (d)		525,000	520,275
			2,104,120
TOTAL CONSUMER DISCRETIONARY			6,350,582

Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd 3.421% 11/2/2030 (d)		930,000	855,293
Lenovo Group Ltd 5.875% 4/24/2025 (t)		200,000	200,098
			1,055,391
Materials - 0.0%
Chemicals - 0.0%
ENN Clean Energy International Investment Ltd 3.375% 5/12/2026 (d)		1,090,000	1,064,385
Utilities - 0.0%
Gas Utilities - 0.0%
ENN Energy Holdings Ltd 4.625% 5/17/2027 (d)		890,000	886,787
TOTAL CHINA			11,716,602
COLOMBIA - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (d)		740,000	635,475
Energy - 0.1%
Energy Equipment & Services - 0.0%
Oleoducto Central SA 4% 7/14/2027 (d)		802,000	772,174
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% 11/24/2028 (d)		4,131,000	2,106,810
Ecopetrol SA 4.625% 11/2/2031		600,000	508,740
Ecopetrol SA 8.375% 1/19/2036		550,000	544,170
Ecopetrol SA 8.875% 1/13/2033		2,555,000	2,668,570
Geopark Ltd 5.5% 1/17/2027 (d)		1,020,000	1,015,420
Geopark Ltd 8.75% 1/31/2030 (d)		800,000	781,959
Gran Tierra Energy Inc 9.5% 10/15/2029 (d)		3,090,000	2,859,950
			10,485,619
TOTAL ENERGY			11,257,793

Financials - 0.0%
Banks - 0.0%
Bancolombia SA 8.625% 12/24/2034 (b)		555,000	582,611
Materials - 0.0%
Metals & Mining - 0.0%
Aris Mining Corp 8% 10/31/2029 (d)		870,000	871,157
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enfragen Energia Sur SA 5.375% 12/30/2030 (d)		4,140,000	3,618,360
Termocandelaria Power SA 7.75% 9/17/2031 (d)		825,000	842,251
			4,460,611
TOTAL COLOMBIA			17,807,647
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd 7.875% 1/23/2030 (d)		2,345,000	2,359,727
COSTA RICA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (d)		720,000	781,423
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 1.5% 1/27/2031 (t)	EUR	1,025,000	864,513
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Energo-Pro AS 8.5% 2/4/2027 (d)		940,000	954,392
TOTAL CZECH REPUBLIC			1,818,905
DENMARK - 0.1%
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg Breweries A/S 3.25% 2/28/2032 (t)	EUR	1,425,000	1,487,729
Tobacco - 0.0%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (t)	EUR	800,000	864,131
TOTAL CONSUMER STAPLES			2,351,860

Financials - 0.1%
Banks - 0.1%
Danske Bank A/S 3.875% 1/9/2032 (b)(t)	EUR	4,355,000	4,676,044
Jyske Bank A/S 5% 10/26/2028 (b)(t)	EUR	805,000	879,984
Jyske Bank A/S 5.125% 5/1/2035 (b)(t)	EUR	712,000	783,428
			6,339,456
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS 4.125% 3/1/2035 (t)	EUR	2,250,000	2,426,967
TOTAL DENMARK			11,118,283
DOMINICAN REPUBLIC - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/2034 (d)		565,000	573,204
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Amer Sports Co 6.75% 2/16/2031 (d)(u)		2,595,000	2,664,686
Financials - 0.0%
Banks - 0.0%
Nordea Bank Abp 4.125% 5/5/2028 (t)	EUR	2,085,000	2,251,448
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (d)		1,165,000	1,103,605
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Treasury BV 5% 3/11/2030 (t)	EUR	300,000	316,523
TOTAL FINLAND			6,336,262
FRANCE - 0.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA 5.125% 1/15/2029 (d)		4,090,000	3,171,970
Altice France SA 5.125% 7/15/2029 (d)		4,970,000	3,855,743
Altice France SA 5.5% 1/15/2028 (d)		1,120,000	901,477
Altice France SA 5.5% 10/15/2029 (d)		2,630,000	2,054,370
Iliad Holding SASU 7% 4/15/2032 (d)		1,520,000	1,534,922
Iliad Holding SASU 8.5% 4/15/2031 (d)		2,024,000	2,156,060
			13,674,542
Consumer Discretionary - 0.0%
Automobiles - 0.0%
RCI Banque SA 5.5% 10/9/2034 (b)(t)	EUR	1,200,000	1,319,142
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (d)		2,825,000	2,953,509
Viridien 8.75% 4/1/2027 (d)		2,301,000	2,348,511
			5,302,020
Financials - 0.5%
Banks - 0.5%
BNP Paribas SA 2.159% 9/15/2029 (b)(d)		5,025,000	4,586,368
BNP Paribas SA 2.219% 6/9/2026 (b)(d)		15,515,000	15,406,257
BNP Paribas SA 2.5% 3/31/2032 (b)(t)	EUR	2,200,000	2,246,760
BNP Paribas SA 3.945% 2/18/2037 (b)(t)	EUR	3,900,000	4,044,613
BNP Paribas SA 4.125% 5/24/2033 (t)	EUR	400,000	443,314
BNP Paribas SA 5.786% 1/13/2033 (b)(d)		16,502,000	16,922,295
BPCE SA 4.25% 7/16/2035 (b)(t)	EUR	600,000	635,534
BPCE SA 5.716% 1/18/2030 (b)(d)		1,350,000	1,379,302
BPCE SA 7.003% 10/19/2034 (b)(d)		1,105,000	1,211,973
Societe Generale SA 1.488% 12/14/2026 (b)(d)		18,670,000	18,198,202
Societe Generale SA 4.25% 4/14/2025 (d)		1,205,000	1,203,939
Societe Generale SA 4.75% 11/24/2025 (d)		400,000	399,499
Societe Generale SA 5.5% 4/13/2029 (b)(d)		11,268,000	11,405,361
			78,083,417
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Holding d'Infrastructures des Metiers de l'Environnement 0.625% 9/16/2028 (t)	EUR	1,000,000	932,095
Utilities - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 4.75% 10/12/2034 (t)	EUR	800,000	914,962
Electricite de France SA 5.5% 1/25/2035 (t)	GBP	1,700,000	2,083,049
			2,998,011
Multi-Utilities - 0.0%
Engie SA 3.875% 3/6/2036 (t)	EUR	1,000,000	1,070,074
Engie SA 4.25% 9/6/2034 (t)	EUR	1,200,000	1,328,621
			2,398,695
TOTAL UTILITIES			5,396,706

TOTAL FRANCE			104,707,922
GEORGIA - 0.0%
Industrials - 0.0%
Ground Transportation - 0.0%
Georgian Railway JSC 4% 6/17/2028 (d)		325,000	286,204
GERMANY - 0.9%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Robert Bosch GmbH 4.375% 6/2/2043 (t)	EUR	600,000	652,904
Schaeffler AG 4.75% 8/14/2029 (t)	EUR	1,800,000	1,904,545
ZF Europe Finance BV 4.75% 1/31/2029 (t)	EUR	2,300,000	2,356,439
ZF North America Capital Inc 4.75% 4/29/2025 (d)		1,487,000	1,485,070
ZF North America Capital Inc 6.75% 4/23/2030 (d)		1,635,000	1,608,526
ZF North America Capital Inc 6.875% 4/14/2028 (d)		700,000	707,059
ZF North America Capital Inc 6.875% 4/23/2032 (d)		740,000	714,957
ZF North America Capital Inc 7.125% 4/14/2030 (d)		700,000	700,808
			10,130,308
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
METRO AG 4% 3/5/2030 (t)	EUR	1,025,000	1,071,508
Financials - 0.6%
Banks - 0.0%
Commerzbank AG 3.625% 1/14/2032 (b)(t)	EUR	1,200,000	1,256,974
Commerzbank AG 4.875% 10/16/2034 (b)(t)	EUR	1,200,000	1,299,282
Commerzbank AG 8.625% 2/28/2033 (b)(t)	GBP	400,000	541,587
			3,097,843
Capital Markets - 0.5%
Deutsche Bank AG 3.25% 5/24/2028 (b)(t)	EUR	600,000	626,521
Deutsche Bank AG 4.1% 1/13/2026		3,085,000	3,069,214
Deutsche Bank AG 4.5% 4/1/2025		43,904,000	43,880,890
Deutsche Bank AG 4.5% 7/12/2035 (b)(t)	EUR	900,000	978,419
Deutsche Bank AG 6.125% 12/12/2030 (b)(t)	GBP	3,600,000	4,670,266
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (b)		29,675,000	26,707,252
Deutsche Bank AG/New York NY 5.882% 7/8/2031 (b)		4,150,000	4,222,200
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (b)		10,450,000	10,939,555
			95,094,317
Financial Services - 0.1%
KfW 0.75% 1/15/2029 (t)	EUR	5,800,000	5,671,818
KfW 1.125% 3/31/2037 (t)	EUR	2,000,000	1,723,174
KfW 1.125% 6/15/2037 (t)	EUR	1,524,000	1,307,681
KfW 2.75% 5/15/2030 (t)	EUR	475,000	500,886
KfW 3.125% 6/7/2030 (t)	EUR	1,000,000	1,073,771
			10,277,330
TOTAL FINANCIALS			108,469,490

Health Care - 0.1%
Pharmaceuticals - 0.1%
Bayer AG 4.625% 5/26/2033 (t)	EUR	415,000	456,462
Bayer US Finance II LLC 4.25% 12/15/2025 (d)		8,579,000	8,535,128
Bayer US Finance LLC 6.375% 11/21/2030 (d)		2,760,000	2,885,887
Bayer US Finance LLC 6.5% 11/21/2033 (d)		2,600,000	2,715,561
			14,593,038
Industrials - 0.0%
Machinery - 0.0%
TK Elevator Holdco GmbH 7.625% 7/15/2028 (d)		1,455,000	1,465,012
TK Elevator US Newco Inc 5.25% 7/15/2027 (d)		2,080,000	2,059,266
			3,524,278
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
ACCENTRO 2 Wohneigentum GmbH 20% 6/30/2025 (e)	EUR	200,000	207,470
ACCENTRO 2 Wohneigentum GmbH 20% 6/30/2025 (e)	EUR	200,000	207,470
Accentro Real Estate AG 5.625% 2/13/2026 (i)(t)	EUR	2,371,500	1,119,138
LEG Immobilien SE 3.875% 1/20/2035 (t)	EUR	800,000	830,328
Sirius Real Estate Ltd 4% 1/22/2032 (t)	EUR	1,200,000	1,244,222
			3,608,628
Utilities - 0.1%
Electric Utilities - 0.1%
Amprion GmbH 3.125% 8/27/2030 (t)	EUR	2,100,000	2,187,857
Amprion GmbH 3.625% 5/21/2031 (t)	EUR	600,000	638,406
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (b)(t)	EUR	1,800,000	1,729,522
EnBW International Finance BV 3.5% 7/22/2031 (t)	EUR	1,090,000	1,159,626
EnBW International Finance BV 3.75% 11/20/2035 (t)	EUR	3,500,000	3,686,312
			9,401,723
Independent Power and Renewable Electricity Producers - 0.0%
RWE Finance US LLC 5.875% 4/16/2034 (d)		4,099,000	4,194,476
Multi-Utilities - 0.0%
E.ON SE 3.5% 4/16/2033 (t)	EUR	3,650,000	3,835,796
TOTAL UTILITIES			17,431,995

TOTAL GERMANY			158,829,245
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 7.5% 3/1/2028 (d)		1,095,000	1,046,064
Kosmos Energy Ltd 7.75% 5/1/2027 (d)		406,000	393,820
Kosmos Energy Ltd 8.75% 10/1/2031 (d)		2,915,000	2,783,825
Tullow Oil PLC 10.25% 5/15/2026 (d)		4,174,000	3,726,965
Tullow Oil PLC 7% 3/1/2025 (d)		315,000	315,000

TOTAL GHANA			8,265,674
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (d)		1,375,000	1,412,553
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
CT Trust 5.125% 2/3/2032 (d)		1,425,000	1,304,801
Millicom International Cellular SA 4.5% 4/27/2031 (d)		3,020,000	2,693,991
Millicom International Cellular SA 5.125% 1/15/2028 (d)		342,000	331,569
Millicom International Cellular SA 7.375% 4/2/2032 (d)		1,210,000	1,230,873
			5,561,234
Consumer Staples - 0.0%
Beverages - 0.0%
Cntl Amr Bottling Corp 5.25% 4/27/2029 (d)		1,280,000	1,226,368
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Investment Energy Resources Ltd 6.25% 4/26/2029 (d)		705,000	678,746
TOTAL GUATEMALA			7,466,348
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
AIA Group Ltd 0.88% 9/9/2033 (b)(t)	EUR	995,000	948,393
Prudential Funding Asia PLC 2.95% 11/3/2033 (b)(t)		3,890,000	3,590,618
			4,539,011
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (d)		1,240,000	1,142,142
TOTAL HONG KONG			5,681,153
HUNGARY - 0.0%
Financials - 0.0%
Banks - 0.0%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (d)		340,000	346,164
OTP Bank Nyrt 8.75% 5/15/2033 (b)(t)		410,000	438,905
			785,069
Utilities - 0.0%
Electric Utilities - 0.0%
MVM Energetika Zrt 6.5% 3/13/2031 (t)		265,000	272,123
TOTAL HUNGARY			1,057,192
INDIA - 0.0%
Financials - 0.0%
Consumer Finance - 0.0%
Shriram Finance Ltd 4.15% 7/18/2025 (d)		1,035,000	1,028,790
Shriram Finance Ltd 6.625% 4/22/2027 (d)		430,000	433,599
			1,462,389
Health Care - 0.0%
Biotechnology - 0.0%
Biocon Biologics Global PLC 6.67% 10/9/2029 (d)		900,000	867,137
Information Technology - 0.0%
IT Services - 0.0%
CA Magnum Holdings 5.375% 10/31/2026 (d)		1,145,000	1,131,764
TOTAL INDIA			3,461,290
INDONESIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (d)		890,000	898,322
Medco Maple Tree Pte Ltd 8.96% 4/27/2029 (d)		1,005,000	1,061,632
Medco Oak Tree Pte Ltd 7.375% 5/14/2026 (d)		293,000	297,998
Pertamina Persero PT 4.175% 1/21/2050 (d)		405,000	316,102
			2,574,054
Materials - 0.0%
Metals & Mining - 0.0%
Freeport Indonesia PT 4.763% 4/14/2027 (d)		315,000	313,425
Freeport Indonesia PT 5.315% 4/14/2032 (d)		1,120,000	1,113,000
Freeport Indonesia PT 6.2% 4/14/2052 (d)		365,000	367,281
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (d)		1,660,000	1,680,551
			3,474,257
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Pertamina Geothermal Energy PT 5.15% 4/27/2028 (d)		365,000	366,825
TOTAL INDONESIA			6,415,136
IRELAND - 0.8%
Financials - 0.6%
Consumer Finance - 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026		8,002,000	7,716,198
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028		8,382,000	7,872,412
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032		18,966,000	16,857,733
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026		6,213,000	6,202,456
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028		10,000,000	10,281,046
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027		26,721,000	27,577,587
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 7/15/2025		7,456,000	7,490,140
			83,997,572
Financial Services - 0.1%
GGAM Finance Ltd 5.875% 3/15/2030 (d)		2,090,000	2,071,713
GGAM Finance Ltd 6.875% 4/15/2029 (d)		280,000	285,910
GGAM Finance Ltd 7.75% 5/15/2026 (d)		1,270,000	1,288,066
GGAM Finance Ltd 8% 2/15/2027 (d)		2,735,000	2,828,972
GGAM Finance Ltd 8% 6/15/2028 (d)		1,994,000	2,106,701
TrueNoord Capital DAC 8.75% 3/1/2030 (d)		1,775,000	1,815,738
			10,397,100
Industrials - 0.2%
Air Freight & Logistics - 0.0%
AerCap Global Aviation Trust 6.5% 6/15/2045 (b)(d)		1,035,000	1,036,893
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (d)		3,220,000	3,199,576
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (d)		21,312,000	21,199,653
Avolon Holdings Funding Ltd 5.5% 1/15/2026 (d)		7,243,000	7,276,660
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (d)		15,124,000	15,673,284
			47,349,173
TOTAL INDUSTRIALS			48,386,066

TOTAL IRELAND			142,780,738
ISRAEL - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energean Israel Finance Ltd 4.875% 3/30/2026 (d)(t)		1,350,000	1,336,784
Energean Israel Finance Ltd 5.375% 3/30/2028 (d)(t)		1,315,000	1,255,891
Energean Israel Finance Ltd 5.875% 3/30/2031 (d)(t)		515,000	475,165
Energean Israel Finance Ltd 8.5% 9/30/2033 (d)(t)		450,000	467,606
Energean PLC 6.5% 4/30/2027 (d)		2,565,000	2,556,356
Leviathan Bond Ltd 6.125% 6/30/2025 (d)(t)		985,000	983,178
			7,074,980
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		1,585,000	1,533,444
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		385,000	379,629
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		1,360,000	1,475,502
			3,388,575
Utilities - 0.0%
Electric Utilities - 0.0%
Israel Electric Corp Ltd 3.75% 2/22/2032 (d)(t)		530,000	469,251
TOTAL ISRAEL			10,932,806
ITALY - 0.2%
Financials - 0.2%
Banks - 0.2%
Intesa Sanpaolo SpA 3.875% 7/14/2027 (d)		3,181,000	3,102,631
Intesa Sanpaolo SpA 4.198% 6/1/2032 (b)(d)		2,306,000	2,090,163
Intesa Sanpaolo SpA 5.71% 1/15/2026 (d)		32,489,000	32,594,591
Intesa Sanpaolo SpA 6.625% 6/20/2033 (d)		1,490,000	1,600,652
UniCredit SpA 5.459% 6/30/2035 (b)(d)		2,132,000	2,092,660
UniCredit SpA 5.861% 6/19/2032 (b)(d)		610,000	613,199
			42,093,896
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Finance International NV 5.5% 6/26/2034 (d)		1,155,000	1,167,917
Enel Finance International NV 7.5% 10/14/2032 (d)		541,000	612,996
Enel SpA 3.375% (b)(m)(t)	EUR	1,085,000	1,125,867
			2,906,780
TOTAL ITALY			45,000,676
JAMAICA - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (d)		400,000	400,212
KAZAKHSTAN - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
KazMunayGas National Co JSC 3.5% 4/14/2033 (d)		645,000	546,031
KazMunayGas National Co JSC 5.375% 4/24/2030 (d)		370,000	364,613
KazMunayGas National Co JSC 5.75% 4/19/2047 (d)		250,000	220,158
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (d)		955,000	827,794

TOTAL KAZAKHSTAN			1,958,596
KOREA (SOUTH) - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
POSCO 5.75% 1/17/2028 (d)		715,000	734,781
POSCO 5.875% 1/17/2033 (d)		305,000	320,088

TOTAL KOREA (SOUTH)			1,054,869
KUWAIT - 0.0%
Materials - 0.0%
Chemicals - 0.0%
EQUATE Petrochemical Co KSC 4.25% 11/3/2026 (d)		325,000	318,906
MEGlobal BV 2.625% 4/28/2028 (d)		595,000	547,586
MEGlobal Canada ULC 5% 5/18/2025 (d)		825,000	823,746

TOTAL KUWAIT			1,690,238
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5.75% 8/15/2029 (d)		5,565,000	4,365,346
Altice France Holding SA 6% 2/15/2028 (d)		1,701,000	523,867
			4,889,213
Financials - 0.0%
Financial Services - 0.0%
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund 4.75% 3/27/2034 (t)	EUR	850,000	949,462
Cruise Yacht Upper HoldCo Ltd 11.875% 7/5/2028		400,000	415,147
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	11,919,900	4,423,618
			5,788,227
Industrials - 0.0%
Ground Transportation - 0.0%
Alpha Trains Finance SA 2.064% 6/30/2030 (t)	EUR	2,235,000	2,308,693
Information Technology - 0.0%
Software - 0.0%
ION Trading Technologies Sarl 5.75% 5/15/2028 (d)		1,510,000	1,427,484
ION Trading Technologies Sarl 9.5% 5/30/2029 (d)		365,000	376,540
			1,804,024
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (d)		1,010,000	923,013
Real Estate - 0.1%
Industrial REITs - 0.0%
Prologis International Funding II SA 4.375% 7/1/2036 (t)	EUR	700,000	767,663
Real Estate Management & Development - 0.1%
Blackstone Property Partners Europe Holdings Sarl 1% 5/4/2028 (t)	EUR	3,610,000	3,500,562
Blackstone Property Partners Europe Holdings Sarl 1.75% 3/12/2029 (t)	EUR	2,480,000	2,407,544
Blackstone Property Partners Europe Holdings Sarl 2.625% 10/20/2028 (t)	GBP	950,000	1,094,146
Logicor Financing Sarl 0.875% 1/14/2031 (t)	EUR	1,250,000	1,114,770
Logicor Financing Sarl 4.25% 7/18/2029 (t)	EUR	1,420,000	1,521,627
P3 Group Sarl 4% 4/19/2032 (t)	EUR	1,100,000	1,157,414
			10,796,063
TOTAL LUXEMBOURG			27,276,896
MALAYSIA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (d)		860,000	765,976
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Capital Ltd 3.404% 4/28/2061 (d)		1,050,000	713,622
Petronas Capital Ltd 3.5% 4/21/2030 (d)		335,000	315,664
			1,029,286
Industrials - 0.0%
Marine Transportation - 0.0%
MISC Capital Two Labuan Ltd 3.625% 4/6/2025 (d)		495,000	494,495
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (d)		1,320,000	1,293,297
			1,787,792
TOTAL MALAYSIA			3,583,054
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom 7.375% 2/16/2027 (d)		1,640,000	1,641,509
MEXICO - 1.2%
Communication Services - 0.0%
Media - 0.0%
TV Azteca SAB de CV 8.25% (f)(t)		2,133,000	799,874
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Metalsa Sapi De Cv 3.75% 5/4/2031 (d)		660,000	529,855
Hotels, Restaurants & Leisure - 0.0%
Bimbo Bakeries USA Inc 6.4% 1/15/2034 (d)		730,000	776,574
TOTAL CONSUMER DISCRETIONARY			1,306,429

Consumer Staples - 0.0%
Food Products - 0.0%
Gruma SAB de CV 5.761% 12/9/2054 (d)		880,000	843,700
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
FEL Energy VI SARL 5.75% 12/1/2040 (d)		676,471	632,575
Petroleos Mexicanos 4.5% 1/23/2026		13,054,000	12,761,329
Petroleos Mexicanos 5.95% 1/28/2031		44,525,000	37,797,274
Petroleos Mexicanos 6.35% 2/12/2048		31,726,000	21,145,379
Petroleos Mexicanos 6.49% 1/23/2027		14,935,000	14,647,501
Petroleos Mexicanos 6.5% 3/13/2027		35,199,000	34,480,940
Petroleos Mexicanos 6.5% 6/2/2041		255,000	181,190
Petroleos Mexicanos 6.625% 6/15/2035		3,392,000	2,705,561
Petroleos Mexicanos 6.7% 2/16/2032		31,997,000	28,051,770
Petroleos Mexicanos 6.75% 9/21/2047		18,878,000	12,995,615
Petroleos Mexicanos 6.84% 1/23/2030		7,727,000	7,088,750
Petroleos Mexicanos 6.875% 10/16/2025		575,000	574,799
Petroleos Mexicanos 6.875% 8/4/2026		1,070,000	1,067,325
Petroleos Mexicanos 6.95% 1/28/2060		16,303,000	11,201,791
Petroleos Mexicanos 7.69% 1/23/2050		31,233,000	23,593,408
			208,925,207
Financials - 0.0%
Banks - 0.0%
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.25% 9/10/2029 (d)		820,000	812,681
Industrials - 0.0%
Industrial Conglomerates - 0.0%
KUO SAB De CV 5.75% 7/7/2027 (d)		1,095,000	1,083,229
Materials - 0.1%
Chemicals - 0.1%
Braskem Idesa SAPI 6.99% 2/20/2032 (d)		540,000	417,274
Braskem Idesa SAPI 7.45% 11/15/2029 (d)		1,110,000	931,013
Orbia Advance Corp SAB de CV 1.875% 5/11/2026 (d)		890,000	852,865
Orbia Advance Corp SAB de CV 2.875% 5/11/2031 (d)		725,000	599,560
			2,800,712
Metals & Mining - 0.0%
Fresnillo PLC 4.25% 10/2/2050 (d)		700,000	500,500
TOTAL MATERIALS			3,301,212

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (d)		925,000	948,634
Saavi Energia Sarl 8.875% 2/10/2035 (d)		1,380,000	1,390,626
			2,339,260
TOTAL MEXICO			219,411,592
MOROCCO - 0.0%
Materials - 0.0%
Chemicals - 0.0%
OCP SA 3.75% 6/23/2031 (d)		515,000	456,419
OCP SA 5.125% 6/23/2051 (d)		565,000	439,994
OCP SA 6.75% 5/2/2034 (d)		480,000	495,600
OCP SA 6.875% 4/25/2044 (d)		570,000	560,738
OCP SA 7.5% 5/2/2054 (d)		365,000	375,493

TOTAL MOROCCO			2,328,244
MULTI-NATIONAL - 0.0%
Financials - 0.0%
Banks - 0.0%
European Investment Bank 3% 11/15/2028 (t)	EUR	6,700,000	7,118,267
NETHERLANDS - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 2/16/2036 (t)	EUR	400,000	425,922
Entertainment - 0.0%
Universal Music Group NV 4% 6/13/2031 (t)	EUR	620,000	673,270
Media - 0.0%
Ziggo BV 4.875% 1/15/2030 (d)		645,000	593,792
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
REWE International Finance BV 4.875% 9/13/2030 (t)	EUR	400,000	446,407
Sigma Holdco BV 7.875% 5/15/2026 (d)		839,000	839,279
			1,285,686
Food Products - 0.0%
JDE Peet's NV 2.25% 9/24/2031 (d)		1,978,000	1,654,178
TOTAL CONSUMER STAPLES			2,939,864

Financials - 0.2%
Banks - 0.2%
ABN AMRO Bank NV 3.875% 1/15/2032 (t)	EUR	1,700,000	1,825,815
Cooperatieve Rabobank UA 1.125% 5/7/2031 (t)	EUR	2,600,000	2,408,751
Cooperatieve Rabobank UA 4.375% 8/4/2025		9,413,000	9,390,734
ING Groep NV 3% 8/17/2031 (b)(t)	EUR	7,200,000	7,401,028
ING Groep NV 4.5% 5/23/2029 (b)(t)	EUR	400,000	434,883
			21,461,211
Insurance - 0.0%
Argentum Netherlands BV 5.625% 8/15/2052 (b)(t)		2,399,000	2,403,289
Argentum Netherlands BV 5.75% 8/15/2050 (b)(t)		4,850,000	4,850,000
			7,253,289
TOTAL FINANCIALS			28,714,500

Materials - 0.0%
Containers & Packaging - 0.0%
Trivium Packaging Finance BV 5.5% 8/15/2026 (d)		2,198,000	2,182,007
Trivium Packaging Finance BV 8.5% 8/15/2027 (d)		915,000	913,644
			3,095,651
TOTAL NETHERLANDS			36,442,999
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (d)		729,000	714,566
IHS Holding Ltd 6.25% 11/29/2028 (d)		403,000	390,156
IHS Holding Ltd 7.875% 5/29/2030 (d)		1,805,000	1,798,791
IHS Holding Ltd 8.25% 11/29/2031 (d)		1,175,000	1,170,021
			4,073,534
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SEPLAT Energy PLC 7.75% 4/1/2026 (d)		215,000	214,785
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Netherlands Holdco BV 8% 9/18/2027 (d)		268,115	268,169
TOTAL NIGERIA			4,556,488
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (d)		615,000	628,648
TGS ASA 8.5% 1/15/2030 (d)		1,195,000	1,244,056
			1,872,704
Financials - 0.0%
Banks - 0.0%
DNB Bank ASA 0.25% 2/23/2029 (b)(t)	EUR	790,000	759,356
TOTAL NORWAY			2,632,060
PANAMA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (d)		2,915,000	2,856,700
Media - 0.0%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (d)		1,750,000	1,601,250
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (d)		4,440,000	4,486,156
TOTAL COMMUNICATION SERVICES			8,944,106

Industrials - 0.0%
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (d)		295,000	216,825
TOTAL PANAMA			9,160,931
PARAGUAY - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Celular del Paraguay SA 5.875% 4/15/2027 (d)		899,000	894,190
PERU - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Camposol SA 6% 2/3/2027 (d)		715,000	704,275
Financials - 0.0%
Banks - 0.0%
Banco de Credito del Peru S.A. 5.8% 3/10/2035 (b)(d)		900,000	886,995
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Auna SA 10% 12/15/2029 (d)		525,200	559,706
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA 5.5% 7/23/2026 (d)		715,000	709,459
Cia de Minas Buenaventura SAA 6.8% 2/4/2032 (d)		685,000	692,336
Volcan Cia Minera SAA 8.75% 1/24/2030 (d)		2,993,000	2,918,534
			4,320,329
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Niagara Energy SAC 5.746% 10/3/2034 (d)		520,000	512,039
TOTAL PERU			6,983,344
POLAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA 6% 1/30/2035 (d)		875,000	891,228
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
GTC Aurora Luxembourg SA 2.25% 6/23/2026 (t)	EUR	2,175,000	2,100,375
TOTAL POLAND			2,991,603
PORTUGAL - 0.0%
Financials - 0.0%
Insurance - 0.0%
Fidelidade - Co De Seguros SA/Portugal 4.25% 9/4/2031 (b)(t)	EUR	1,200,000	1,252,317
Utilities - 0.0%
Electric Utilities - 0.0%
EDP Servicios Financieros Espana SA 3.5% 7/21/2031 (t)	EUR	1,250,000	1,319,153
TOTAL PORTUGAL			2,571,470
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (d)		2,770,000	2,088,127
Lcpr Senior Secured Financing Dac 6.75% 10/15/2027 (d)		2,390,000	2,041,385

TOTAL PUERTO RICO			4,129,512
QATAR - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo International Finance Ltd 2.625% 4/8/2031 (d)		560,000	494,025
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
QatarEnergy 1.375% 9/12/2026 (d)		2,205,000	2,098,940
QatarEnergy 2.25% 7/12/2031 (d)		2,080,000	1,787,510
QatarEnergy 3.125% 7/12/2041 (d)		2,485,000	1,861,712
QatarEnergy 3.3% 7/12/2051 (d)		1,545,000	1,071,844
			6,820,006
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (d)		552,040	571,190
TOTAL QATAR			7,885,221
RUSSIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
TMK OAO Via TMK Capital SA loan participation 4.3% (e)(f)(t)		600,000	89,999
SAUDI ARABIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (d)		2,511,386	2,213,209
SA Global Sukuk Ltd 1.602% 6/17/2026 (d)		1,260,000	1,208,289
Saudi Arabian Oil Co 2.25% 11/24/2030 (d)		1,880,000	1,629,114
Saudi Arabian Oil Co 3.25% 11/24/2050 (d)		1,205,000	799,216
Saudi Arabian Oil Co 3.5% 11/24/2070 (d)		645,000	409,291
Saudi Arabian Oil Co 3.5% 4/16/2029 (d)		2,140,000	2,030,389
Saudi Arabian Oil Co 4.25% 4/16/2039 (d)		2,995,000	2,613,138
Saudi Arabian Oil Co 5.875% 7/17/2064 (d)		315,000	301,550
			11,204,196
Financials - 0.0%
Financial Services - 0.0%
Gaci First Investment Co 5.25% 10/13/2032 (t)		405,000	404,984
Industrials - 0.0%
Construction & Engineering - 0.0%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (d)		940,000	951,214
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (d)		715,000	714,106
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (d)		1,960,000	2,011,451
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (d)		535,000	555,898
			4,232,669
Materials - 0.0%
Chemicals - 0.0%
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (d)		625,000	626,615
TOTAL SAUDI ARABIA			16,468,464
SERBIA - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (d)		865,000	864,950
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (d)		4,606,000	4,047,523
Wireless Telecommunication Services - 0.0%
MTN Mauritius Investments Ltd 6.5% 10/13/2026 (d)		456,000	459,420
Materials - 0.0%
Chemicals - 0.0%
Sasol Financing USA LLC 4.375% 9/18/2026		1,440,000	1,386,951
Sasol Financing USA LLC 5.5% 3/18/2031		355,000	302,818
Sasol Financing USA LLC 6.5% 9/27/2028		215,000	207,376
Sasol Financing USA LLC 8.75% 5/3/2029 (d)		200,000	203,818
			2,100,963
Utilities - 0.0%
Electric Utilities - 0.0%
Eskom Holdings SOC Ltd 6.35% 8/10/2028 (d)		1,080,000	1,075,280
Eskom Holdings SOC Ltd 8.45% 8/10/2028 (d)		410,000	424,862
			1,500,142
TOTAL SOUTH AFRICA			8,108,048
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (b)		2,200,000	2,263,476
CaixaBank SA 3.625% 9/19/2032 (b)(t)	EUR	2,900,000	3,054,589
			5,318,065
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (d)		1,215,000	1,148,512
Health Care Equipment & Supplies - 0.0%
Werfen SA/Spain 4.625% 6/6/2028 (t)	EUR	1,000,000	1,084,479
TOTAL HEALTH CARE			2,232,991

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (d)		245,000	231,085
TOTAL SPAIN			7,782,141
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden AB 4.375% 3/6/2027 (t)	EUR	2,400,000	2,394,971
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/2027 (t)	EUR	950,000	863,529

TOTAL SWEDEN			3,258,500
SWITZERLAND - 0.5%
Financials - 0.5%
Capital Markets - 0.4%
UBS Group AG 1.494% 8/10/2027 (b)(d)		11,454,000	10,950,770
UBS Group AG 2.125% 11/15/2029 (b)(t)	GBP	2,000,000	2,279,209
UBS Group AG 3.75% 3/26/2025		7,059,000	7,054,937
UBS Group AG 4.125% 6/9/2033 (b)(t)	EUR	1,050,000	1,141,435
UBS Group AG 4.125% 9/24/2025 (d)		6,852,000	6,832,296
UBS Group AG 4.75% 3/17/2032 (b)(t)	EUR	6,120,000	6,852,583
UBS Group AG 6.537% 8/12/2033 (b)(d)		30,000,000	32,358,176
			67,469,406
Insurance - 0.1%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (b)(d)		1,600,000	1,592,873
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (b)(t)		2,500,000	2,179,335
			3,772,208
Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (d)		3,273,000	2,953,250
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (d)		1,670,000	1,652,026
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (d)		900,000	899,892
			5,505,168
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (d)		1,897,000	1,930,467
Consolidated Energy Finance SA 5.625% 10/15/2028 (d)		380,000	330,239
			2,260,706
TOTAL SWITZERLAND			79,007,488
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (d)		4,520,000	4,584,952
THAILAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
PTT Treasury Center Co Ltd 3.7% 7/16/2070 (d)		655,000	447,863
TURKEY - 0.0%
Financials - 0.0%
Banks - 0.0%
Turkiye Ihracat Kredi Bankasi AS 9% 1/28/2027 (d)		555,000	582,434
Industrials - 0.0%
Building Products - 0.0%
Sisecam UK PLC 8.625% 5/2/2032 (d)		1,100,000	1,116,610
Materials - 0.0%
Metals & Mining - 0.0%
Eldorado Gold Corp 6.25% 9/1/2029 (d)		2,805,000	2,767,778
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Aydem Yenilenebilir Enerji AS 7.75% 2/2/2027 (d)		517,500	521,474
TOTAL TURKEY			4,988,296
UKRAINE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 pay-in-kind (d)		356,106	299,129
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.65% 7/19/2025 pay-in-kind (t)		471,730	459,937

TOTAL UKRAINE			759,066
UNITED ARAB EMIRATES - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (d)		700,000	648,375
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (d)		418,117	365,685
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (d)		2,575,000	2,153,730
			3,167,790
Financials - 0.1%
Financial Services - 0.1%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (d)		880,000	832,700
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (d)		430,000	444,917
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (d)		740,000	679,801
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (d)		545,000	518,459
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (d)		965,000	899,264
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (d)		510,000	525,065
			3,900,206
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DP World Crescent Ltd 3.7495% 1/30/2030 (d)		1,415,000	1,333,496
DP World Ltd/United Arab Emirates 5.625% 9/25/2048 (d)		785,000	743,010
			2,076,506
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Aldar Properties PJSC 6.6227% 4/15/2055 (b)(t)		660,000	666,600
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (t)		460,000	475,658
			1,142,258
Utilities - 0.0%
Multi-Utilities - 0.0%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (d)		795,000	627,597
Abu Dhabi National Energy Co PJSC 4.375% 1/24/2029 (d)		555,000	546,436
Abu Dhabi National Energy Co PJSC 4.696% 4/24/2033 (d)		620,000	603,601
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (d)		880,000	839,300
Abu Dhabi National Energy Co PJSC 4.875% 4/23/2030 (d)		305,000	304,973
			2,921,907
TOTAL UNITED ARAB EMIRATES			13,208,667
UNITED KINGDOM - 1.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (d)		775,000	710,418
Virgin Media Finance PLC 5% 7/15/2030 (d)		1,098,000	952,929
			1,663,347
Media - 0.0%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (d)		1,600,000	1,423,026
Wireless Telecommunication Services - 0.0%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (d)		1,965,000	1,704,327
Vmed O2 UK Financing I PLC 7.75% 4/15/2032 (d)		150,000	152,222
Vodafone Group PLC 4.875% 10/3/2078 (b)(t)	GBP	2,300,000	2,884,144
			4,740,693
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (d)		1,255,000	1,299,903
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (d)		1,650,000	1,723,580
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (d)		1,630,000	1,714,473
Macquarie Airfinance Holdings Ltd 8.375% 5/1/2028 (d)		1,095,000	1,145,170
			5,883,126
Automobiles - 0.0%
Mclaren Finance PLC 7.5% 8/1/2026 (d)		2,360,000	2,360,000
Broadline Retail - 0.0%
John Lewis PLC 4.25% 12/18/2034 (t)	GBP	460,000	451,803
Hotels, Restaurants & Leisure - 0.0%
Compass Group PLC 3.25% 9/16/2033 (t)	EUR	1,100,000	1,150,214
InterContinental Hotels Group PLC 3.375% 10/8/2028 (t)	GBP	935,000	1,112,860
Merlin Entertainments Group US Holdings Inc 7.375% 2/15/2031 (d)		600,000	590,654
Motion Finco Sarl 8.375% 2/15/2032 (d)		625,000	640,867
Whitbread Group PLC 2.375% 5/31/2027 (t)	GBP	915,000	1,086,326
			4,580,921
Household Durables - 0.0%
Berkeley Group PLC/The 2.5% 8/11/2031 (t)	GBP	1,590,000	1,630,764
Specialty Retail - 0.0%
Belron UK Finance PLC 5.75% 10/15/2029 (d)		1,895,000	1,892,385
TOTAL CONSUMER DISCRETIONARY			16,798,999

Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.0%
Tesco Corporate Treasury Services PLC 2.75% 4/27/2030 (t)	GBP	780,000	883,190
Household Products - 0.0%
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/2033 (t)	EUR	425,000	460,875
Tobacco - 0.4%
BAT Capital Corp 6.421% 8/2/2033		13,161,000	14,134,881
BAT International Finance PLC 4.125% 4/12/2032 (t)	EUR	4,380,000	4,700,547
Imperial Brands Finance Netherlands BV 5.25% 2/15/2031 (t)	EUR	2,410,000	2,713,604
Imperial Brands Finance PLC 3.875% 2/12/2034 (t)	EUR	1,525,000	1,578,259
Imperial Brands Finance PLC 4.25% 7/21/2025 (d)		691,000	689,117
Imperial Brands Finance PLC 6.125% 7/27/2027 (d)		7,555,000	7,790,085
Reynolds American Inc 4.45% 6/12/2025		3,319,000	3,316,357
Reynolds American Inc 5.7% 8/15/2035		1,538,000	1,563,086
Reynolds American Inc 5.85% 8/15/2045		12,953,000	12,627,328
Reynolds American Inc 6.15% 9/15/2043		1,637,000	1,661,515
Reynolds American Inc 7.25% 6/15/2037		1,835,000	2,066,256
			52,841,035
TOTAL CONSUMER STAPLES			54,185,100

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 12% 11/30/2028 (d)		6,445,000	7,227,558
Harbour Energy PLC 5.5% 10/15/2026 (d)		400,000	399,706
			7,627,264
Financials - 0.8%
Banks - 0.8%
Barclays PLC 5.088% 6/20/2030 (b)		14,797,000	14,645,033
Barclays PLC 5.2% 5/12/2026		6,970,000	7,004,473
Barclays PLC 5.262% 1/29/2034 (b)(t)	EUR	2,720,000	3,136,067
Barclays PLC 5.69% 3/12/2030 (b)		15,000,000	15,375,547
Barclays PLC 5.829% 5/9/2027 (b)		23,950,000	24,253,560
Barclays PLC 6.224% 5/9/2034 (b)		13,560,000	14,275,214
Barclays PLC 6.49% 9/13/2029 (b)		18,477,000	19,423,355
Barclays PLC 8.407% 11/14/2032 (b)(t)	GBP	800,000	1,078,175
HSBC Holdings PLC 4.787% 3/10/2032 (b)(t)	EUR	2,340,000	2,622,363
HSBC Holdings PLC 4.856% 5/23/2033 (b)(t)	EUR	3,000,000	3,395,384
HSBC Holdings PLC 6.8% 9/14/2031 (b)	GBP	575,000	775,828
HSBC Holdings PLC 8.201% 11/16/2034 (b)(t)	GBP	1,900,000	2,631,305
Lloyds Banking Group PLC 4.75% 9/21/2031 (b)(t)	EUR	2,900,000	3,231,195
NatWest Group PLC 2.105% 11/28/2031 (b)(t)	GBP	3,085,000	3,696,106
NatWest Group PLC 3.073% 5/22/2028 (b)		9,805,000	9,467,944
NatWest Group PLC 4.771% 2/16/2029 (b)(t)	EUR	2,035,000	2,223,123
NatWest Group PLC 4.8% 4/5/2026		9,111,000	9,139,230
NatWest Group PLC 7.416% 6/6/2033 (b)(t)	GBP	1,550,000	2,054,774
Virgin Money UK PLC 7.625% 8/23/2029 (b)(t)	GBP	1,665,000	2,258,845
			140,687,521
Consumer Finance - 0.0%
Motability Operations Group PLC 3.625% 1/22/2033 (t)	EUR	1,950,000	2,054,931
Insurance - 0.0%
Admiral Group PLC 8.5% 1/6/2034 (t)	GBP	1,425,000	2,029,907
TOTAL FINANCIALS			144,772,359

Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (d)		145,000	134,860
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
OT Midco Ltd 10% 2/15/2030 (d)		1,885,000	1,751,254
Ground Transportation - 0.0%
Mobico Group PLC 4.875% 9/26/2031 (t)	EUR	2,035,000	2,136,445
Trading Companies & Distributors - 0.0%
Travis Perkins PLC 3.75% 2/17/2026 (t)	GBP	1,300,000	1,598,940
Transportation Infrastructure - 0.0%
Heathrow Funding Ltd 6% 3/5/2032 (t)	GBP	1,905,000	2,414,784
TOTAL INDUSTRIALS			7,901,423

Materials - 0.0%
Chemicals - 0.0%
INEOS Quattro Finance 2 Plc 9.625% 3/15/2029 (d)		575,000	608,130
Metals & Mining - 0.0%
Celtic Resources Holdings DAC 4.125% (d)(e)(f)		650,000	93,184
TOTAL MATERIALS			701,314

Real Estate - 0.0%
Office REITs - 0.0%
Great Portland Estates PLC 5.375% 9/25/2031 (t)	GBP	900,000	1,121,058
Utilities - 0.1%
Electric Utilities - 0.0%
NGG Finance PLC 2.125% 9/5/2082 (b)(t)	EUR	2,315,000	2,330,022
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (t)	EUR	1,950,000	2,044,563
			4,374,585
Gas Utilities - 0.0%
Southern Gas Networks PLC 3.5% 10/16/2030 (t)	EUR	1,650,000	1,729,028
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (d)		2,435,000	2,414,522
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (d)		1,390,000	1,395,212
			3,809,734
Water Utilities - 0.1%
Anglian Water Osprey Financing PLC 2% 7/31/2028 (t)	GBP	695,000	743,361
Anglian Water Services Financing PLC 5.875% 6/20/2031 (t)	GBP	1,605,000	2,051,763
Anglian Water Services Financing PLC 6.25% 9/12/2044 (t)	GBP	515,000	633,465
Anglian Water Services Financing PLC 6.293% 7/30/2030 (t)	GBP	1,225,000	1,594,138
Severn Trent Utilities Finance PLC 3.875% 8/4/2035 (t)	EUR	2,150,000	2,270,696
Severn Trent Utilities Finance PLC 4.625% 11/30/2034 (t)	GBP	575,000	675,562
South West Water Finance PLC 5.75% 12/11/2032 (t)	GBP	325,000	415,555
Southern Water Services Finance Ltd 1.625% 3/30/2027 (t)	GBP	878,000	988,188
Southern Water Services Finance Ltd 2.375% 5/28/2028 (t)	GBP	600,000	662,159
SW Finance I PLC 7.375% 12/12/2041 (t)	GBP	799,000	999,269
United Utilities Water Finance PLC 3.5% 2/27/2033 (t)	EUR	1,275,000	1,324,402
			12,358,558
TOTAL UTILITIES			22,271,905

TOTAL UNITED KINGDOM			263,341,348
UNITED STATES - 20.4%
Communication Services - 2.5%
Diversified Telecommunication Services - 0.5%
AT&T Inc 2.55% 12/1/2033		3,443,000	2,834,313
AT&T Inc 3.65% 9/15/2059		4,467,000	3,085,173
AT&T Inc 3.8% 12/1/2057		8,798,000	6,318,601
Cablevision Lightpath LLC 5.625% 9/15/2028 (d)		295,000	272,275
Consolidated Communications Inc 5% 10/1/2028 (d)		620,000	591,737
Frontier Communications Holdings LLC 5% 5/1/2028 (d)		440,000	435,405
Frontier Communications Holdings LLC 8.75% 5/15/2030 (d)		96,000	101,489
Level 3 Financing Inc 10% 10/15/2032 (d)		250,000	250,373
Level 3 Financing Inc 10.5% 5/15/2030 (d)		3,766,000	4,100,233
Level 3 Financing Inc 11% 11/15/2029 (d)		526,321	597,233
Level 3 Financing Inc 3.625% 1/15/2029 (d)		805,000	627,720
Level 3 Financing Inc 3.75% 7/15/2029 (d)		640,000	492,800
Level 3 Financing Inc 3.875% 10/15/2030 (d)		695,000	543,997
Level 3 Financing Inc 4% 4/15/2031 (d)		265,000	206,038
Level 3 Financing Inc 4.25% 7/1/2028 (d)		250,000	222,500
Level 3 Financing Inc 4.5% 4/1/2030 (d)		3,060,000	2,524,500
Level 3 Financing Inc 4.875% 6/15/2029 (d)		145,000	125,425
Lumen Technologies Inc 4.5% 1/15/2029 (d)		264,000	218,501
Verizon Communications Inc 2.355% 3/15/2032		51,205,000	43,393,043
Verizon Communications Inc 2.55% 3/21/2031		30,387,000	26,732,730
Verizon Communications Inc 3.75% 2/28/2036	EUR	840,000	887,955
Verizon Communications Inc 4.78% 2/15/2035 (d)		2,599,000	2,537,820
Verizon Communications Inc 5.012% 4/15/2049		324,000	309,308
			97,409,169
Interactive Media & Services - 0.0%
Snap Inc 6.875% 3/1/2033 (d)		1,140,000	1,154,225
Media - 1.7%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (d)		2,330,000	2,206,658
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (d)		2,020,000	1,693,305
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (d)		2,079,000	1,865,178
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032		1,789,000	1,576,333
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (d)		3,695,000	3,194,262
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (d)(u)		1,635,000	1,496,121
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (d)(u)		3,540,000	3,180,638
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (d)(u)		1,945,000	1,891,410
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032		2,094,000	1,698,947
Charter Communications Operating LLC / Charter Communications Operating Capital 3.9% 6/1/2052		22,000,000	14,613,895
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033		14,572,000	13,272,543
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050		7,000,000	5,418,254
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053		11,822,000	9,801,527
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047		27,821,000	23,494,186
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063		20,184,000	16,635,115
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		8,676,000	8,960,429
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045		12,226,000	11,881,141
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		5,988,000	6,205,936
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055		2,000,000	2,004,308
Clear Channel Outdoor Holdings Inc 5.125% 8/15/2027 (d)(u)		1,113,000	1,088,140
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (d)		1,305,000	1,156,890
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (d)		1,990,000	2,032,019
Clear Channel Outdoor Holdings Inc 9% 9/15/2028 (d)		1,325,000	1,395,432
Comcast Corp 6.45% 3/15/2037		797,000	875,148
CSC Holdings LLC 3.375% 2/15/2031 (d)		5,865,000	4,169,731
CSC Holdings LLC 4.125% 12/1/2030 (d)		1,490,000	1,095,154
CSC Holdings LLC 4.5% 11/15/2031 (d)		630,000	461,708
CSC Holdings LLC 4.625% 12/1/2030 (d)		4,670,000	2,478,949
CSC Holdings LLC 5.375% 2/1/2028 (d)		1,375,000	1,180,200
Discovery Communications LLC 3.625% 5/15/2030		12,930,000	11,747,159
Discovery Communications LLC 4.125% 5/15/2029		439,000	416,692
DISH DBS Corp 5.125% 6/1/2029		3,283,000	2,214,845
DISH DBS Corp 7.375% 7/1/2028		1,030,000	763,533
DISH Network Corp 11.75% 11/15/2027 (d)		2,919,000	3,080,046
EchoStar Corp 10.75% 11/30/2029		11,467,225	12,296,944
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (b)		3,930,988	3,681,158
Outfront Media Capital LLC / Outfront Media Capital Corp 7.375% 2/15/2031 (d)		1,870,000	1,964,461
Sirius XM Radio LLC 4.125% 7/1/2030 (d)		1,020,000	916,108
Sirius XM Radio LLC 5.5% 7/1/2029 (d)		575,000	563,091
Time Warner Cable LLC 4.5% 9/15/2042		10,467,000	8,090,580
Time Warner Cable LLC 5.5% 9/1/2041		4,708,000	4,163,073
Time Warner Cable LLC 5.875% 11/15/2040		6,004,000	5,565,234
Time Warner Cable LLC 6.55% 5/1/2037		17,014,000	16,960,900
Time Warner Cable LLC 7.3% 7/1/2038		14,056,000	14,871,178
Univision Communications Inc 6.625% 6/1/2027 (d)		5,783,000	5,794,901
Univision Communications Inc 8% 8/15/2028 (d)		1,090,000	1,107,222
Univision Communications Inc 8.5% 7/31/2031 (d)		1,370,000	1,365,775
Warnermedia Holdings Inc 3.755% 3/15/2027		3,956,000	3,861,591
Warnermedia Holdings Inc 4.054% 3/15/2029		2,771,000	2,632,399
Warnermedia Holdings Inc 4.279% 3/15/2032		46,121,000	41,431,894
Warnermedia Holdings Inc 4.693% 5/17/2033	EUR	1,500,000	1,578,435
Warnermedia Holdings Inc 5.05% 3/15/2042		7,082,000	5,867,647
Warnermedia Holdings Inc 5.141% 3/15/2052		50,412,000	38,910,133
			336,868,556
Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc 2.25% 11/15/2031		10,000,000	8,511,545
T-Mobile USA Inc 3.75% 4/15/2027		12,950,000	12,747,508
T-Mobile USA Inc 3.875% 4/15/2030		23,000,000	22,025,381
T-Mobile USA Inc 4.375% 4/15/2040		2,795,000	2,493,302
T-Mobile USA Inc 4.5% 4/15/2050		5,491,000	4,644,510
			50,422,246
TOTAL COMMUNICATION SERVICES			485,854,196

Consumer Discretionary - 0.7%
Automobile Components - 0.0%
Adient Global Holdings Ltd 7.5% 2/15/2033 (d)		1,185,000	1,185,032
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (d)		1,160,000	1,186,831
Patrick Industries Inc 6.375% 11/1/2032 (d)		710,000	705,668
			3,077,531
Automobiles - 0.0%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC CME Term SOFR 6 month Index + 6.0533%, 10.502% 10/15/2026 (b)(c)(d)		8,282,000	8,323,791
Broadline Retail - 0.0%
CMG Media Corp 8.875% 6/18/2029 (d)		640,000	534,528
Kohl's Corp 4.25% 7/17/2025		716,000	709,728
Nordstrom Inc 4.25% 8/1/2031		1,180,000	1,050,097
Nordstrom Inc 4.375% 4/1/2030		610,000	559,756
Wayfair LLC 7.25% 10/31/2029 (d)(u)		1,745,000	1,772,248
			4,626,357
Distributors - 0.0%
Windsor Holdings III LLC 8.5% 6/15/2030 (d)		1,060,000	1,121,022
Diversified Consumer Services - 0.1%
Service Corp International/US 4% 5/15/2031		115,000	104,568
Service Corp International/US 5.125% 6/1/2029		700,000	688,043
Service Corp International/US 5.75% 10/15/2032		585,000	580,368
Sotheby's 7.375% 10/15/2027 (d)		2,165,000	2,145,742
StoneMor Inc 8.5% 5/15/2029 (d)		1,550,000	1,418,452
TKC Holdings Inc 10.5% 5/15/2029 (d)		2,464,000	2,517,709
TKC Holdings Inc 6.875% 5/15/2028 (d)		2,109,000	2,114,589
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (d)		3,315,000	3,306,151
			12,875,622
Hotels, Restaurants & Leisure - 0.3%
Aramark Services Inc 5% 2/1/2028 (d)		1,338,000	1,315,113
Caesars Entertainment Inc 6% 10/15/2032 (d)(u)		1,845,000	1,799,102
Caesars Entertainment Inc 6.5% 2/15/2032 (d)		2,400,000	2,434,331
Caesars Entertainment Inc 7% 2/15/2030 (d)(u)		2,236,000	2,303,295
Caesars Entertainment Inc 8.125% 7/1/2027 (d)		335,000	338,217
Carnival Corp 5.75% 3/15/2030 (d)		2,405,000	2,412,585
Carnival Corp 6% 5/1/2029 (d)		1,925,000	1,930,130
Carnival Corp 6.125% 2/15/2033 (d)		2,960,000	2,979,348
Carnival Corp 6.65% 1/15/2028		225,000	230,848
Carnival Corp 7.625% 3/1/2026 (d)		3,750,000	3,756,357
ClubCorp Holdings Inc 8.5% 9/15/2025 (d)		650,000	637,143
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (d)		3,830,000	3,561,399
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (d)		895,000	792,918
Hilton Domestic Operating Co Inc 4% 5/1/2031 (d)		1,775,000	1,628,389
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (d)		620,000	621,428
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (d)		525,000	529,288
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (d)		725,000	736,056
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (d)		2,500,000	2,528,328
Life Time Inc 6% 11/15/2031 (d)		2,345,000	2,353,666
Lindblad Expeditions LLC 6.75% 2/15/2027 (d)		325,000	326,134
McDonald's Corp 3.5% 7/1/2027		3,551,000	3,481,434
MGM Resorts International 6.5% 4/15/2032 (u)		1,185,000	1,193,920
Mohegan Tribal Gaming Authority 8% 2/1/2026 (d)		2,600,000	2,574,993
NCL Corp Ltd 5.875% 3/15/2026 (d)		108,000	108,033
NCL Corp Ltd 6.75% 2/1/2032 (d)		1,175,000	1,200,121
Royal Caribbean Cruises Ltd 4.25% 7/1/2026 (d)		1,485,000	1,465,927
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (d)		1,095,000	1,096,929
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (d)		1,200,000	1,193,708
Royal Caribbean Cruises Ltd 6% 2/1/2033 (d)		2,240,000	2,265,236
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (d)		2,520,000	2,570,883
Station Casinos LLC 4.5% 2/15/2028 (d)		1,190,000	1,149,641
Station Casinos LLC 6.625% 3/15/2032 (d)		1,175,000	1,185,651
Times Square Hotel Trust 8.528% 8/1/2026 (d)		174,543	175,464
Viking Cruises Ltd 9.125% 7/15/2031 (d)		440,000	477,517
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (d)		475,000	469,829
VOC Escrow Ltd 5% 2/15/2028 (d)		670,000	657,324
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 7.125% 2/15/2031 (d)		640,000	673,594
Yum! Brands Inc 4.625% 1/31/2032		2,160,000	2,031,371
Yum! Brands Inc 5.375% 4/1/2032		510,000	501,979
			57,687,629
Household Durables - 0.1%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 8/1/2029 (d)		690,000	645,614
Beazer Homes USA Inc 7.5% 3/15/2031 (d)		935,000	936,194
Landsea Homes Corp 8.875% 4/1/2029 (d)		586,000	583,012
LGI Homes Inc 4% 7/15/2029 (d)(u)		780,000	706,676
LGI Homes Inc 7% 11/15/2032 (d)		2,075,000	2,058,379
LGI Homes Inc 8.75% 12/15/2028 (d)		480,000	507,205
Newell Brands Inc 6.375% 5/15/2030		1,160,000	1,156,557
Newell Brands Inc 6.375% 9/15/2027		460,000	465,107
Newell Brands Inc 6.625% 5/15/2032 (u)		990,000	984,705
Newell Brands Inc 6.625% 9/15/2029		715,000	728,482
Newell Brands Inc 6.875% 4/1/2036 (i)		290,000	289,259
Newell Brands Inc 7% 4/1/2046 (i)		780,000	705,133
TopBuild Corp 4.125% 2/15/2032 (d)		990,000	893,960
			10,660,283
Specialty Retail - 0.2%
Carvana Co 10.25% 5/1/2030 (d)		120,000	125,700
Carvana Co 11% 6/1/2030 pay-in-kind (b)(d)		697,138	740,050
Carvana Co 14% 6/1/2031 pay-in-kind (b)(d)		1,621,189	1,842,786
Carvana Co 4.875% 9/1/2029 (d)		1,471,000	1,272,415
Carvana Co 5.5% 4/15/2027 (d)		775,000	738,188
Carvana Co 5.625% 10/1/2025 (d)		3,470,000	3,443,975
Carvana Co 5.875% 10/1/2028 (d)		455,000	416,325
Carvana Co 9% 12/1/2028 pay-in-kind (b)(d)		642,110	665,112
Champions Financing Inc 8.75% 2/15/2029 (d)		2,325,000	2,149,599
LBM Acquisition LLC 6.25% 1/15/2029 (d)		895,000	823,746
Lowe's Cos Inc 3.35% 4/1/2027		1,437,000	1,406,169
Lowe's Cos Inc 3.75% 4/1/2032		27,423,000	25,592,598
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032 (u)		1,270,000	1,288,815
Staples Inc 10.75% 9/1/2029 (d)		2,150,000	2,053,279
Staples Inc 12.75% 1/15/2030 (d)		1,788,025	1,294,099
Wand NewCo 3 Inc 7.625% 1/30/2032 (d)(u)		1,595,000	1,650,043
			45,502,899
Textiles, Apparel & Luxury Goods - 0.0%
Crocs Inc 4.125% 8/15/2031 (d)		640,000	570,625
Wolverine World Wide Inc 4% 8/15/2029 (d)		1,120,000	966,937
			1,537,562
TOTAL CONSUMER DISCRETIONARY			145,412,696

Consumer Staples - 0.2%
Beverages - 0.0%
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (d)		2,270,000	2,261,333
Consumer Staples Distribution & Retail - 0.1%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (d)		1,720,000	1,589,934
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (d)		2,565,000	2,476,047
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (d)(g)		1,270,000	1,285,838
C&S Group Enterprises LLC 5% 12/15/2028 (d)		2,505,000	2,101,771
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (d)		2,716,000	2,824,518
Performance Food Group Inc 5.5% 10/15/2027 (d)		1,314,000	1,308,119
Performance Food Group Inc 6.125% 9/15/2032 (d)		1,845,000	1,854,316
US Foods Inc 4.75% 2/15/2029 (d)		655,000	633,617
US Foods Inc 5.75% 4/15/2033 (d)		1,020,000	1,003,027
US Foods Inc 6.875% 9/15/2028 (d)		820,000	849,892
Walgreen Co 4.4% 9/15/2042		335,000	235,896
Walgreens Boots Alliance Inc 4.1% 4/15/2050		280,000	198,402
Walgreens Boots Alliance Inc 4.65% 6/1/2046		245,000	170,549
			16,531,926
Food Products - 0.0%
Chobani Holdco II LLC 9.5% 10/1/2029 pay-in-kind (b)(d)		660,000	723,951
Fiesta Purchaser Inc 7.875% 3/1/2031 (d)		1,160,000	1,197,483
Fiesta Purchaser Inc 9.625% 9/15/2032 (d)		650,000	685,683
Lamb Weston Holdings Inc 4.125% 1/31/2030 (d)(u)		3,330,000	3,104,671
Lamb Weston Holdings Inc 4.375% 1/31/2032 (d)		160,000	146,898
Post Holdings Inc 4.625% 4/15/2030 (d)		775,000	726,780
Post Holdings Inc 5.5% 12/15/2029 (d)		1,209,000	1,184,398
Post Holdings Inc 6.25% 10/15/2034 (d)		650,000	646,289
Post Holdings Inc 6.25% 2/15/2032 (d)		1,515,000	1,526,580
Post Holdings Inc 6.375% 3/1/2033 (d)(u)		2,240,000	2,233,417
			12,176,150
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (d)		780,000	786,717
Tobacco - 0.1%
Altria Group Inc 4.25% 8/9/2042		10,924,000	8,897,381
Altria Group Inc 4.5% 5/2/2043		7,299,000	6,138,123
			15,035,504
TOTAL CONSUMER STAPLES			46,791,630

Energy - 1.8%
Energy Equipment & Services - 0.1%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (d)		1,125,000	1,138,823
Halliburton Co 3.8% 11/15/2025		86,000	85,495
Nabors Industries Inc 8.875% 8/15/2031 (d)		1,061,000	955,111
Nabors Industries Inc 9.125% 1/31/2030 (d)		310,000	315,204
Nabors Industries Ltd 7.5% 1/15/2028 (d)		525,000	498,466
Star Holding LLC 8.75% 8/1/2031 (d)		734,000	708,655
Transocean Aquila Ltd 8% 9/30/2028 (d)		417,538	427,335
Transocean Inc 8% 2/1/2027 (d)		2,847,000	2,845,779
Transocean Inc 8.25% 5/15/2029 (d)		790,000	781,670
Transocean Inc 8.5% 5/15/2031 (d)		1,925,000	1,900,893
Transocean Inc 8.75% 2/15/2030 (d)		224,000	233,819
Transocean Poseidon Ltd 6.875% 2/1/2027 (d)		346,500	345,868
USA Compression Partners LP / USA Compression Finance Corp 6.875% 9/1/2027		630,000	633,355
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (d)		1,185,000	1,217,865
Valaris Ltd 8.375% 4/30/2030 (d)		2,620,000	2,654,091
			14,742,429
Oil, Gas & Consumable Fuels - 1.7%
Aethon United BR LP / Aethon United Finance Corp 7.5% 10/1/2029 (d)		1,735,000	1,788,637
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 3/1/2027 (d)		1,140,000	1,139,150
Blue Racer Midstream LLC / Blue Racer Finance Corp 7% 7/15/2029 (d)		415,000	428,103
Blue Racer Midstream LLC / Blue Racer Finance Corp 7.25% 7/15/2032 (d)		164,000	171,429
California Resources Corp 7.125% 2/1/2026 (d)		170,000	169,796
California Resources Corp 8.25% 6/15/2029 (d)		3,115,000	3,204,286
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (d)		450,000	431,724
Cheniere Energy Partners LP 5.75% 8/15/2034		885,000	905,895
CITGO Petroleum Corp 6.375% 6/15/2026 (d)		1,455,000	1,455,099
CITGO Petroleum Corp 8.375% 1/15/2029 (d)		1,568,000	1,617,453
CNX Midstream Partners LP 4.75% 4/15/2030 (d)		1,230,000	1,145,947
CNX Resources Corp 7.25% 3/1/2032 (d)		1,355,000	1,387,897
CNX Resources Corp 7.375% 1/15/2031 (d)(u)		1,350,000	1,387,046
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (d)		6,422,000	6,707,794
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (d)		1,920,000	2,044,912
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (d)		3,456,000	3,742,453
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (d)		2,069,000	2,278,978
Comstock Resources Inc 5.875% 1/15/2030 (d)		2,424,000	2,308,998
Comstock Resources Inc 6.75% 3/1/2029 (d)		1,640,000	1,612,347
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (d)		2,500,000	2,662,993
CrownRock LP / CrownRock Finance Inc 5% 5/1/2029 (d)		1,580,000	1,604,547
CVR CHC LP 5.75% 2/15/2028 (d)		3,083,000	2,925,239
CVR CHC LP 8.5% 1/15/2029 (d)		1,375,000	1,356,238
DCP Midstream Operating LP 6.45% 11/3/2036 (d)		4,987,000	5,252,106
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (d)		3,025,000	3,067,492
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (d)		1,705,000	1,787,323
DT Midstream Inc 4.125% 6/15/2029 (d)		435,000	412,399
DT Midstream Inc 4.375% 6/15/2031 (d)		160,000	148,610
DT Midstream Inc 5.8% 12/15/2034 (d)		583,000	593,240
Energy Transfer LP 3.75% 5/15/2030		9,728,000	9,199,468
Energy Transfer LP 4.95% 6/15/2028		7,159,000	7,209,665
Energy Transfer LP 5% 5/15/2050		21,347,000	18,617,563
Energy Transfer LP 5.25% 4/15/2029		4,040,000	4,100,081
Energy Transfer LP 5.4% 10/1/2047		9,219,000	8,520,283
Energy Transfer LP 5.8% 6/15/2038		3,992,000	4,048,677
Energy Transfer LP 6% 6/15/2048		3,699,000	3,677,373
Energy Transfer LP 6.125% 12/15/2045		900,000	910,105
Energy Transfer LP 6.25% 4/15/2049		2,774,000	2,839,293
Energy Transfer LP 7.375% 2/1/2031 (d)		760,000	801,310
Expand Energy Corp 4.75% 2/1/2032		1,190,000	1,129,052
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033		2,955,000	2,984,653
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		1,530,000	1,539,472
Global Partners LP / GLP Finance Corp 7% 8/1/2027		2,462,000	2,470,731
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (d)		75,000	78,129
Harvest Midstream I LP 7.5% 5/15/2032 (d)		700,000	733,709
Harvest Midstream I LP 7.5% 9/1/2028 (d)		2,310,000	2,358,979
Hess Corp 5.6% 2/15/2041		10,536,000	10,669,987
Hess Corp 5.8% 4/1/2047		8,479,000	8,747,990
Hess Corp 7.125% 3/15/2033		2,041,000	2,313,088
Hess Midstream Operations LP 4.25% 2/15/2030 (d)		600,000	566,010
Hess Midstream Operations LP 5.125% 6/15/2028 (d)		1,815,000	1,792,216
Hess Midstream Operations LP 5.5% 10/15/2030 (d)(u)		415,000	409,837
Hess Midstream Operations LP 5.625% 2/15/2026 (d)		2,025,000	2,024,714
Hess Midstream Operations LP 5.875% 3/1/2028 (d)		1,185,000	1,193,597
Hess Midstream Operations LP 6.5% 6/1/2029 (d)		515,000	525,978
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (d)		770,000	802,318
Howard Midstream Energy Partners LLC 8.875% 7/15/2028 (d)		2,330,000	2,458,542
Kinder Morgan Energy Partners LP 5.5% 3/1/2044		15,589,000	14,893,566
Kinder Morgan Energy Partners LP 6.55% 9/15/2040		686,000	733,941
Kinder Morgan Inc 5.05% 2/15/2046		1,762,000	1,579,201
Kinetik Holdings LP 5.875% 6/15/2030 (d)(u)		3,385,000	3,378,440
Kinetik Holdings LP 6.625% 12/15/2028 (d)		640,000	654,719
Matador Resources Co 6.25% 4/15/2033 (d)		640,000	628,834
Matador Resources Co 6.5% 4/15/2032 (d)		1,420,000	1,420,035
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (d)		1,930,000	1,939,702
MPLX LP 4.95% 9/1/2032		14,675,000	14,437,022
MPLX LP 5.5% 2/15/2049		6,593,000	6,188,021
Murphy Oil Corp 6% 10/1/2032		415,000	402,451
Murphy Oil USA Inc 3.75% 2/15/2031 (d)		647,000	578,680
Northern Oil & Gas Inc 8.125% 3/1/2028 (d)		2,050,000	2,080,320
Northern Oil & Gas Inc 8.75% 6/15/2031 (d)		630,000	656,022
Occidental Petroleum Corp 5.55% 3/15/2026		8,636,000	8,674,922
Occidental Petroleum Corp 6.45% 9/15/2036		8,786,000	9,180,086
Occidental Petroleum Corp 6.6% 3/15/2046		10,444,000	10,824,632
Occidental Petroleum Corp 7.5% 5/1/2031		12,314,000	13,642,780
ONEOK Inc 4.25% 9/24/2027		4,280,000	4,238,708
ONEOK Inc 4.4% 10/15/2029		4,476,000	4,392,569
ONEOK Inc 4.75% 10/15/2031		8,707,000	8,565,756
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (d)		3,355,000	3,214,807
Permian Resources Operating LLC 5.875% 7/1/2029 (d)		1,855,000	1,845,725
Permian Resources Operating LLC 6.25% 2/1/2033 (d)		520,000	522,612
Permian Resources Operating LLC 7% 1/15/2032 (d)		325,000	333,899
Phillips 66 3.85% 4/9/2025		1,307,000	1,305,694
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029		2,689,000	2,542,147
Prairie Acquiror LP 9% 8/1/2029 (d)		710,000	735,818
Rockies Express Pipeline LLC 4.8% 5/15/2030 (d)		110,000	103,706
Rockies Express Pipeline LLC 4.95% 7/15/2029 (d)		1,045,000	1,006,506
Rockies Express Pipeline LLC 6.875% 4/15/2040 (d)		490,000	483,203
Sitio Royalties Operating Partnership LP / Sitio Finance Corp 7.875% 11/1/2028 (d)		820,000	859,034
SM Energy Co 6.75% 8/1/2029 (d)		255,000	255,434
SM Energy Co 7% 8/1/2032 (d)(u)		255,000	255,113
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		1,460,000	1,396,941
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028		1,270,000	1,269,845
Sunoco LP 7% 5/1/2029 (d)		335,000	347,150
Sunoco LP 7.25% 5/1/2032 (d)		515,000	537,412
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (d)		2,788,000	2,736,473
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (d)		2,740,000	2,659,106
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (d)		895,000	894,672
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (d)		2,855,000	2,756,460
Talos Production Inc 9% 2/1/2029 (d)		325,000	336,086
Talos Production Inc 9.375% 2/1/2031 (d)(u)		760,000	782,046
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030		2,221,000	2,058,453
TransMontaigne Partners LLC 8.5% 6/15/2030 (d)		1,175,000	1,191,999
Western Gas Partners LP 4.65% 7/1/2026		2,834,000	2,831,326
Western Gas Partners LP 4.75% 8/15/2028		2,108,000	2,098,433
Williams Cos Inc/The 4% 9/15/2025		1,089,000	1,084,930
Williams Cos Inc/The 4.65% 8/15/2032		34,934,000	33,854,742
Williams Cos Inc/The 5.3% 8/15/2052		3,368,000	3,162,437
Williams Cos Inc/The 5.75% 6/24/2044		6,964,000	6,988,199
			346,001,766
TOTAL ENERGY			360,744,195

Financials - 8.6%
Banks - 3.3%
Bank of America Corp 3.419% 12/20/2028 (b)		8,456,000	8,167,786
Bank of America Corp 3.705% 4/24/2028 (b)		11,813,000	11,574,443
Bank of America Corp 4.25% 10/22/2026		5,344,000	5,319,986
Bank of America Corp 4.376% 4/27/2028 (b)		20,000,000	19,877,583
Bank of America Corp 4.571% 4/27/2033 (b)		10,000,000	9,682,706
Bank of America Corp 5.015% 7/22/2033 (b)		121,493,000	121,250,286
Citigroup Inc 4.3% 11/20/2026		3,067,000	3,054,718
Citigroup Inc 4.4% 6/10/2025		7,473,000	7,464,656
Citigroup Inc 4.412% 3/31/2031 (b)		7,342,000	7,156,959
Citigroup Inc 4.45% 9/29/2027		10,486,000	10,419,609
Citigroup Inc 4.6% 3/9/2026		4,812,000	4,812,415
Citigroup Inc 4.91% 5/24/2033 (b)		54,777,000	53,847,438
Citizens Financial Group Inc 2.638% 9/30/2032		5,802,000	4,821,398
HAT Holdings I LLC / HAT Holdings II LLC 3.375% 6/15/2026 (d)		1,311,000	1,271,667
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (d)		560,000	583,567
JPMorgan Chase & Co 2.956% 5/13/2031 (b)		9,435,000	8,575,771
JPMorgan Chase & Co 3.761% 3/21/2034 (b)(t)	EUR	1,050,000	1,123,562
JPMorgan Chase & Co 4.323% 4/26/2028 (b)		25,000,000	24,842,085
JPMorgan Chase & Co 4.452% 12/5/2029 (b)		20,700,000	20,557,666
JPMorgan Chase & Co 4.493% 3/24/2031 (b)		15,800,000	15,612,508
JPMorgan Chase & Co 4.586% 4/26/2033 (b)		73,217,000	71,459,096
JPMorgan Chase & Co 4.912% 7/25/2033 (b)		53,314,000	53,120,450
JPMorgan Chase & Co 5.717% 9/14/2033 (b)		22,300,000	23,078,689
Synchrony Bank 5.4% 8/22/2025		14,157,000	14,181,441
Synchrony Bank 5.625% 8/23/2027		12,818,000	12,995,253
Wells Fargo & Co 3.526% 3/24/2028 (b)		19,749,000	19,311,432
Wells Fargo & Co 4.478% 4/4/2031 (b)		30,867,000	30,329,130
Wells Fargo & Co 4.897% 7/25/2033 (b)		30,571,000	30,150,847
Wells Fargo & Co 5.013% 4/4/2051 (b)		16,156,000	14,920,481
Wells Fargo & Co 5.499% 1/23/2035 (b)		8,163,000	8,297,008
Wells Fargo & Co 5.574% 7/25/2029 (b)		21,000,000	21,532,617
Western Alliance Bancorp 3% 6/15/2031 (b)		3,043,000	2,852,813
			642,246,066
Capital Markets - 2.6%
Ares Capital Corp 3.875% 1/15/2026		25,763,000	25,549,862
Ares Strategic Income Fund 5.7% 3/15/2028 (d)		17,019,000	17,142,874
Athene Global Funding 5.339% 1/15/2027 (d)		28,368,000	28,665,263
Athene Global Funding 5.583% 1/9/2029 (d)		12,707,000	12,998,835
Blackstone Private Credit Fund 4.7% 3/24/2025		38,436,000	38,416,733
Blackstone Private Credit Fund 4.875% 4/14/2026 (t)	GBP	1,460,000	1,820,189
Blackstone Private Credit Fund 7.05% 9/29/2025		18,929,000	19,149,166
Blackstone Private Credit Fund 7.3% 11/27/2028		20,400,000	21,776,451
Coinbase Global Inc 3.625% 10/1/2031 (d)		1,650,000	1,430,491
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (b)		18,352,000	15,740,675
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (b)		39,245,000	34,623,773
Goldman Sachs Group Inc/The 3.5% 1/23/2033 (b)(t)	EUR	2,196,000	2,308,500
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (b)		72,922,000	71,370,267
Goldman Sachs Group Inc/The 3.75% 5/22/2025		7,259,000	7,243,983
Goldman Sachs Group Inc/The 3.8% 3/15/2030		11,810,000	11,289,859
Goldman Sachs Group Inc/The 6.75% 10/1/2037		3,974,000	4,351,655
Hightower Holding LLC 6.75% 4/15/2029 (d)		705,000	686,030
Hightower Holding LLC 9.125% 1/31/2030 (d)		2,235,000	2,349,173
HPS Corporate Lending Fund 5.45% 1/14/2028 (d)		19,978,000	20,035,416
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (d)		680,000	643,419
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (d)		1,960,000	1,967,754
Jane Street Group / JSG Finance Inc 7.125% 4/30/2031 (d)		1,705,000	1,768,934
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (d)		655,000	625,664
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (d)		705,000	703,958
Moody's Corp 3.25% 1/15/2028		4,181,000	4,055,686
Morgan Stanley 3.622% 4/1/2031 (b)		21,065,000	19,891,398
Morgan Stanley 3.955% 3/21/2035 (b)	EUR	1,500,000	1,609,580
Morgan Stanley 4.21% 4/20/2028 (b)		20,000,000	19,811,648
Morgan Stanley 4.431% 1/23/2030 (b)		8,668,000	8,555,837
Morgan Stanley 4.889% 7/20/2033 (b)		44,206,000	43,696,124
Morgan Stanley 5.449% 7/20/2029 (b)		10,520,000	10,765,228
Morgan Stanley 6.407% 11/1/2029 (b)		30,000,000	31,653,223
Sixth Street Specialty Lending Inc 6.125% 3/1/2029		6,857,000	7,020,625
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (d)		1,295,000	1,338,437
			491,056,710
Consumer Finance - 1.4%
Ally Financial Inc 4.75% 6/9/2027		25,000,000	24,961,481
Ally Financial Inc 5.543% 1/17/2031 (b)		2,545,000	2,557,736
Ally Financial Inc 5.75% 11/20/2025		10,400,000	10,437,524
Ally Financial Inc 5.8% 5/1/2025		11,179,000	11,186,128
Ally Financial Inc 6.646% 1/17/2040 (b)		2,348,000	2,332,929
Ally Financial Inc 6.7% 2/14/2033		2,415,000	2,495,450
Ally Financial Inc 7.1% 11/15/2027		21,840,000	23,035,667
Ally Financial Inc 8% 11/1/2031		5,892,000	6,661,940
Capital One Financial Corp 2.636% 3/3/2026 (b)(c)		10,020,000	10,020,000
Capital One Financial Corp 3.273% 3/1/2030 (b)		12,815,000	12,033,155
Capital One Financial Corp 3.65% 5/11/2027		29,451,000	28,856,035
Capital One Financial Corp 3.8% 1/31/2028		13,624,000	13,321,714
Capital One Financial Corp 4.927% 5/10/2028 (b)		27,617,000	27,708,213
Capital One Financial Corp 4.985% 7/24/2026 (b)		14,379,000	14,396,873
Capital One Financial Corp 5.247% 7/26/2030 (b)		22,350,000	22,629,523
Capital One Financial Corp 5.817% 2/1/2034 (b)		6,429,000	6,576,854
Capital One Financial Corp 6.377% 6/8/2034 (b)		3,571,000	3,789,775
Discover Financial Services 4.1% 2/9/2027		6,829,000	6,747,763
Discover Financial Services 4.5% 1/30/2026		9,265,000	9,253,362
Encore Capital Group Inc 8.5% 5/15/2030 (d)		2,315,000	2,436,153
Encore Capital Group Inc 9.25% 4/1/2029 (d)		873,000	929,257
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	1,080,000	1,143,052
Ford Motor Credit Co LLC 4.95% 5/28/2027		10,000,000	9,889,393
Ford Motor Credit Co LLC 6.86% 6/5/2026	GBP	1,775,000	2,273,773
Navient Corp 4.875% 3/15/2028		285,000	276,132
Navient Corp 5% 3/15/2027		305,000	300,176
Navient Corp 5.625% 8/1/2033		415,000	370,548
OneMain Finance Corp 3.5% 1/15/2027		385,000	371,455
OneMain Finance Corp 3.875% 9/15/2028		2,440,000	2,287,523
OneMain Finance Corp 5.375% 11/15/2029 (u)		1,770,000	1,729,495
OneMain Finance Corp 6.625% 5/15/2029		260,000	265,017
OneMain Finance Corp 7.125% 11/15/2031 (u)		1,125,000	1,157,706
OneMain Finance Corp 7.125% 3/15/2026		1,225,000	1,249,287
OneMain Finance Corp 7.5% 5/15/2031		570,000	593,984
OneMain Finance Corp 9% 1/15/2029		5,000	5,280
PRA Group Inc 8.875% 1/31/2030 (d)		1,100,000	1,157,963
RFNA LP 7.875% 2/15/2030 (d)		870,000	886,356
SLM Corp 6.5% 1/31/2030		1,210,000	1,243,275
Synchrony Financial 3.95% 12/1/2027		14,204,000	13,849,746
			281,417,693
Financial Services - 1.0%
Azorra Finance Ltd 7.75% 4/15/2030 (d)		1,140,000	1,159,651
Block Inc 3.5% 6/1/2031		2,140,000	1,900,118
Block Inc 6.5% 5/15/2032 (d)		3,540,000	3,612,057
Boost Newco Borrower LLC 7.5% 1/15/2031 (d)		2,885,000	3,017,735
Clue Opco LLC 9.5% 10/15/2031 (d)		838,000	863,983
Corebridge Financial Inc 3.5% 4/4/2025		4,316,000	4,311,236
Corebridge Financial Inc 3.65% 4/5/2027		15,270,000	14,983,826
Corebridge Financial Inc 3.9% 4/5/2032		7,187,000	6,679,276
Corebridge Financial Inc 4.35% 4/5/2042		1,635,000	1,405,114
Corebridge Financial Inc 4.4% 4/5/2052		4,834,000	4,002,537
Equitable Holdings Inc 4.572% 2/15/2029 (d)		2,913,000	2,876,724
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (d)		670,000	680,939
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029		1,815,000	1,560,850
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		3,931,000	3,821,355
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026		2,301,000	2,295,837
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		1,425,000	1,400,158
Jackson Financial Inc 3.125% 11/23/2031		7,286,000	6,384,876
Jackson Financial Inc 5.17% 6/8/2027		6,781,000	6,850,492
Jackson Financial Inc 5.67% 6/8/2032		19,681,000	20,096,130
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 2.5% 1/15/2027		17,765,000	17,063,405
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032		18,025,000	15,488,282
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032		27,395,000	24,651,088
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.125% 2/1/2028		7,390,000	7,464,129
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.5% 1/15/2030		3,285,000	3,307,801
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033		11,048,000	11,230,093
NCR Atleos Corp 9.5% 4/1/2029 (d)		1,020,000	1,113,482
NFE Financing LLC 12% 11/15/2029 (d)		5,637,551	5,571,037
PennyMac Financial Services Inc 6.875% 2/15/2033 (d)		1,215,000	1,215,279
Pine Street Trust II 5.568% 2/15/2049 (d)		11,300,000	10,849,678
Saks Global Enterprises LLC 11% 12/15/2029 (d)		1,330,000	1,227,964
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (d)		1,270,000	1,294,221
Sixth Street Lending Partners 6.125% 7/15/2030 (d)		10,728,000	10,901,620
UWM Holdings LLC 6.625% 2/1/2030 (d)(u)		2,240,000	2,258,843
WEX Inc 6.5% 3/15/2033 (d)		1,910,000	1,912,199
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (d)		3,414,000	3,529,308
			206,981,323
Insurance - 0.3%
Acrisure LLC / Acrisure Finance Inc 4.25% 2/15/2029 (d)		530,000	501,729
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (d)		550,000	567,781
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (d)		630,000	653,238
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (d)		550,000	576,257
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (d)		2,270,000	2,189,660
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (d)		255,000	255,598
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (d)		1,854,000	1,875,621
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (d)		215,000	219,166
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (d)		910,000	928,792
AmWINS Group Inc 4.875% 6/30/2029 (d)		1,310,000	1,248,139
AmWINS Group Inc 6.375% 2/15/2029 (d)		1,270,000	1,284,393
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (d)		2,012,000	2,023,218
Five Corners Funding Trust II 2.85% 5/15/2030 (d)		24,197,000	22,026,752
HUB International Ltd 7.25% 6/15/2030 (d)		1,295,000	1,337,345
Liberty Mutual Group Inc 4.569% 2/1/2029 (d)		4,589,000	4,546,325
Pacific LifeCorp 5.125% 1/30/2043 (d)		4,258,000	4,071,199
Panther Escrow Issuer LLC 7.125% 6/1/2031 (d)		1,715,000	1,764,858
Prudential Financial Inc 5.375% 5/15/2045 (b)		6,348,000	6,321,972
Unum Group 3.875% 11/5/2025		7,835,000	7,757,442
Unum Group 4.046% 8/15/2041 (d)		562,000	458,169
Unum Group 5.75% 8/15/2042		8,796,000	8,795,788
			69,403,442
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Rithm Capital Corp 6.25% 10/15/2025 (d)		279,000	278,678
Rithm Capital Corp 8% 4/1/2029 (d)		565,000	573,523
Starwood Property Trust Inc 3.625% 7/15/2026 (d)		255,000	248,144
Starwood Property Trust Inc 4.75% 3/15/2025		130,000	129,809
Starwood Property Trust Inc 6% 4/15/2030 (d)		1,045,000	1,037,418
Starwood Property Trust Inc 6.5% 7/1/2030 (d)		1,230,000	1,247,874
Starwood Property Trust Inc 7.25% 4/1/2029 (d)		705,000	733,196
			4,248,642
TOTAL FINANCIALS			1,695,353,876

Health Care - 1.4%
Biotechnology - 0.1%
Amgen Inc 5.25% 3/2/2030		8,379,000	8,568,913
Amgen Inc 5.25% 3/2/2033		9,459,000	9,605,071
Amgen Inc 5.75% 3/2/2063		8,141,000	8,152,717
Emergent BioSolutions Inc 3.875% 8/15/2028 (d)		795,000	638,327
			26,965,028
Health Care Equipment & Supplies - 0.0%
AdaptHealth LLC 5.125% 3/1/2030 (d)(u)		2,065,000	1,920,136
Avantor Funding Inc 3.875% 11/1/2029 (d)		630,000	583,841
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (d)		5,545,000	5,627,914
Sotera Health Holdings LLC 7.375% 6/1/2031 (d)		890,000	915,482
			9,047,373
Health Care Providers & Services - 1.1%
Centene Corp 2.45% 7/15/2028		25,480,000	23,214,033
Centene Corp 2.625% 8/1/2031		7,320,000	6,167,565
Centene Corp 3.375% 2/15/2030		7,780,000	7,040,070
Centene Corp 4.25% 12/15/2027		8,475,000	8,246,650
Centene Corp 4.625% 12/15/2029		13,170,000	12,649,387
CHS/Community Health Systems Inc 4.75% 2/15/2031 (d)		4,445,000	3,610,333
CHS/Community Health Systems Inc 5.25% 5/15/2030 (d)		5,365,000	4,547,437
CHS/Community Health Systems Inc 6.125% 4/1/2030 (d)		2,314,000	1,509,582
CHS/Community Health Systems Inc 6.875% 4/15/2029 (d)		1,556,000	1,085,309
Cigna Group/The 3.05% 10/15/2027		5,900,000	5,699,663
Cigna Group/The 4.8% 8/15/2038		6,950,000	6,531,654
CVS Health Corp 3% 8/15/2026		1,290,000	1,260,945
CVS Health Corp 3.625% 4/1/2027		3,769,000	3,691,667
CVS Health Corp 4.78% 3/25/2038		10,528,000	9,551,750
CVS Health Corp 5% 1/30/2029		6,934,000	6,966,049
CVS Health Corp 5.25% 1/30/2031		2,843,000	2,864,501
CVS Health Corp 6.75% 12/10/2054 (b)		1,028,000	1,027,940
CVS Health Corp 7% 3/10/2055 (b)		2,565,000	2,588,172
DaVita Inc 4.625% 6/1/2030 (d)		4,185,000	3,881,484
DaVita Inc 6.875% 9/1/2032 (d)		1,865,000	1,894,534
HAH Group Holding Co LLC 9.75% 10/1/2031 (d)		745,000	717,914
HCA Inc 3.5% 9/1/2030		20,318,000	18,887,996
HCA Inc 3.625% 3/15/2032		1,921,000	1,738,733
HCA Inc 5.625% 9/1/2028		10,497,000	10,723,367
HCA Inc 5.875% 2/1/2029		9,711,000	10,000,730
LifePoint Health Inc 10% 6/1/2032 (d)		735,000	718,182
ModivCare Inc 5% 10/1/2029 (d)		407,000	147,619
Molina Healthcare Inc 6.25% 1/15/2033 (d)		2,498,000	2,468,609
Pediatrix Medical Group Inc 5.375% 2/15/2030 (d)		1,220,000	1,181,007
Prime Healthcare Services Inc 9.375% 9/1/2029 (d)		750,000	710,169
Radiology Partners Inc 7.775% 1/31/2029 pay-in-kind (b)(d)		2,360,766	2,348,962
Radiology Partners Inc 9.781% 2/15/2030 pay-in-kind (b)(d)		131,113	124,230
Sabra Health Care LP 3.2% 12/1/2031		24,037,000	21,141,470
Sabra Health Care LP 3.9% 10/15/2029		4,785,000	4,561,344
Select Medical Corp 6.25% 12/1/2032 (d)		1,755,000	1,746,174
Surgery Center Holdings Inc 7.25% 4/15/2032 (d)		1,430,000	1,430,413
Tenet Healthcare Corp 4.25% 6/1/2029		1,840,000	1,736,338
Tenet Healthcare Corp 4.375% 1/15/2030		2,000,000	1,880,760
Tenet Healthcare Corp 4.625% 6/15/2028		2,010,000	1,942,017
Tenet Healthcare Corp 6.125% 10/1/2028		990,000	989,395
Tenet Healthcare Corp 6.125% 6/15/2030		2,395,000	2,399,172
Tenet Healthcare Corp 6.25% 2/1/2027		583,000	582,289
Tenet Healthcare Corp 6.75% 5/15/2031		440,000	448,921
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028		3,971,000	3,876,808
US Acute Care Solutions LLC 9.75% 5/15/2029 (d)		1,405,000	1,436,257
			207,967,601
Health Care Technology - 0.0%
IQVIA Inc 5% 10/15/2026 (d)		260,000	258,451
IQVIA Inc 6.5% 5/15/2030 (d)(u)		1,265,000	1,296,506
			1,554,957
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International Inc 3.75% 3/15/2029 (d)		870,000	812,778
Charles River Laboratories International Inc 4% 3/15/2031 (d)(u)		1,655,000	1,497,975
			2,310,753
Pharmaceuticals - 0.2%
Bausch Health Americas Inc 8.5% 1/31/2027 (d)		240,000	232,650
Bausch Health Americas Inc 9.25% 4/1/2026 (d)		1,464,000	1,456,680
Bausch Health Cos Inc 11% 9/30/2028 (d)		1,035,000	1,047,938
Bausch Health Cos Inc 4.875% 6/1/2028 (d)		1,455,000	1,262,213
Bausch Health Cos Inc 5.25% 1/30/2030 (d)		1,180,000	761,891
Bausch Health Cos Inc 5.5% 11/1/2025 (d)		5,209,000	5,195,978
Bausch Health Cos Inc 5.75% 8/15/2027 (d)		605,000	575,505
Bausch Health Cos Inc 9% 12/15/2025 (d)		1,104,000	1,098,480
Elanco Animal Health Inc 6.65% 8/28/2028 (b)		2,437,000	2,482,764
Jazz Securities DAC 4.375% 1/15/2029 (d)		1,120,000	1,074,083
Mylan Inc 4.55% 4/15/2028		7,694,000	7,610,128
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (d)		2,005,000	1,907,209
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (d)(u)		1,510,000	1,375,950
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (d)		195,000	197,733
Utah Acquisition Sub Inc 3.95% 6/15/2026		2,434,000	2,407,916
			28,687,118
TOTAL HEALTH CARE			276,532,830

Industrials - 0.9%
Aerospace & Defense - 0.4%
Boeing Co 5.15% 5/1/2030		7,640,000	7,649,065
Boeing Co 5.705% 5/1/2040		7,640,000	7,516,619
Boeing Co 5.93% 5/1/2060		7,640,000	7,312,771
Boeing Co 6.259% 5/1/2027		3,625,000	3,723,914
Boeing Co 6.298% 5/1/2029		4,647,000	4,868,799
Boeing Co 6.388% 5/1/2031		3,520,000	3,750,237
Boeing Co 6.528% 5/1/2034		3,767,000	4,035,397
Boeing Co 6.858% 5/1/2054		5,671,000	6,247,620
Boeing Co 7.008% 5/1/2064		5,352,000	5,929,129
BWX Technologies Inc 4.125% 6/30/2028 (d)		1,125,000	1,068,463
Goat Holdco LLC 6.75% 2/1/2032 (d)		1,685,000	1,684,267
OneSky Flight LLC 8.875% 12/15/2029 (d)		1,145,000	1,188,627
Spirit AeroSystems Inc 9.75% 11/15/2030 (d)		935,000	1,035,152
TransDigm Inc 4.625% 1/15/2029		2,220,000	2,110,155
TransDigm Inc 5.5% 11/15/2027		1,149,000	1,137,786
TransDigm Inc 6% 1/15/2033 (d)		650,000	643,530
TransDigm Inc 6.375% 3/1/2029 (d)		3,325,000	3,368,818
TransDigm Inc 6.625% 3/1/2032 (d)(u)		1,015,000	1,034,269
TransDigm Inc 6.75% 8/15/2028 (d)		1,670,000	1,701,313
TransDigm Inc 6.875% 12/15/2030 (d)		770,000	790,092
TransDigm Inc 7.125% 12/1/2031 (d)		765,000	788,826
			67,584,849
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (d)(u)		3,975,000	4,083,786
Stonepeak Nile Parent LLC 7.25% 3/15/2032 (d)		1,645,000	1,690,945
			5,774,731
Building Products - 0.1%
Advanced Drainage Systems Inc 5% 9/30/2027 (d)		510,000	503,497
Advanced Drainage Systems Inc 6.375% 6/15/2030 (d)(u)		499,000	505,421
BCPE Ulysses Intermediate Inc 7.75% 4/1/2027 pay-in-kind (b)(d)		485,000	476,748
Builders FirstSource Inc 4.25% 2/1/2032 (d)		1,625,000	1,470,395
Builders FirstSource Inc 6.375% 3/1/2034 (d)		705,000	713,569
Carrier Global Corp 4.5% 11/29/2032	EUR	790,000	883,443
Carrier Global Corp 5.9% 3/15/2034		1,609,000	1,700,694
Carrier Global Corp 6.2% 3/15/2054		996,000	1,083,629
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (d)		3,268,000	3,306,144
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (d)		1,325,000	1,353,542
Masterbrand Inc 7% 7/15/2032 (d)		427,000	434,630
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (d)		595,000	606,359
Oscar AcquisitionCo LLC / Oscar Finance Inc 9.5% 4/15/2030 (d)		1,602,000	1,565,204
Standard Building Solutions Inc 6.5% 8/15/2032 (d)		1,150,000	1,164,683
			15,767,958
Commercial Services & Supplies - 0.3%
ADT Security Corp/The 4.125% 8/1/2029 (d)(u)		1,330,000	1,255,824
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (d)		1,125,000	1,065,592
Allied Universal Holdco LLC / Allied Universal Finance Corp 9.75% 7/15/2027 (d)		2,920,000	2,939,071
Allied Universal Holdco LLC 7.875% 2/15/2031 (d)		3,240,000	3,341,221
Artera Services LLC 8.5% 2/15/2031 (d)		6,595,000	6,601,120
Brand Industrial Services Inc 10.375% 8/1/2030 (d)		3,578,000	3,644,075
Clean Harbors Inc 6.375% 2/1/2031 (d)		585,000	593,162
CoreCivic Inc 4.75% 10/15/2027		2,333,000	2,270,794
CoreCivic Inc 8.25% 4/15/2029		2,305,000	2,443,514
GEO Group Inc/The 10.25% 4/15/2031		2,025,000	2,218,712
GEO Group Inc/The 8.625% 4/15/2029		1,905,000	2,016,628
GFL Environmental Inc 3.5% 9/1/2028 (d)		655,000	616,192
GFL Environmental Inc 3.75% 8/1/2025 (d)		1,260,000	1,254,788
GFL Environmental Inc 5.125% 12/15/2026 (d)		1,240,000	1,239,248
GFL Environmental Inc 6.75% 1/15/2031 (d)		250,000	259,260
Madison IAQ LLC 5.875% 6/30/2029 (d)		1,230,000	1,186,067
Neptune Bidco US Inc 9.29% 4/15/2029 (d)(u)		2,255,000	2,018,225
Reworld Holding Corp 4.875% 12/1/2029 (d)		2,360,000	2,223,923
Waste Pro USA Inc 7% 2/1/2033 (d)		1,070,000	1,083,371
Williams Scotsman Inc 6.625% 6/15/2029 (d)		1,150,000	1,171,446
			39,442,233
Construction & Engineering - 0.0%
Amsted Industries Inc 6.375% 3/15/2033 (d)(g)		1,225,000	1,228,472
Pike Corp 5.5% 9/1/2028 (d)		2,660,000	2,602,544
Pike Corp 8.625% 1/31/2031 (d)		1,405,000	1,509,858
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (d)		2,960,000	2,993,366
			8,334,240
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (d)		980,000	911,205
WESCO Distribution Inc 6.375% 3/15/2033 (d)		1,830,000	1,847,040
			2,758,245
Ground Transportation - 0.0%
Genesee & Wyoming Inc 6.25% 4/15/2032 (d)		2,840,000	2,863,260
XPO Inc 6.25% 6/1/2028 (d)		60,000	60,690
XPO Inc 7.125% 2/1/2032 (d)(u)		1,875,000	1,946,931
XPO Inc 7.125% 6/1/2031 (d)(u)		630,000	652,451
			5,523,332
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.75% 6/15/2029 (d)		975,000	940,695
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 5.25% 10/1/2025 (d)		110,000	109,759
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (d)(u)		1,105,000	1,146,863
			2,197,317
Machinery - 0.0%
Chart Industries Inc 7.5% 1/1/2030 (d)		136,000	142,094
Mueller Water Products Inc 4% 6/15/2029 (d)		625,000	587,529
			729,623
Passenger Airlines - 0.0%
American Airlines Inc 7.25% 2/15/2028 (d)(u)		640,000	654,419
American Airlines Inc 8.5% 5/15/2029 (d)		690,000	727,081
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (d)		1,257,917	1,256,605
Delta Air Lines Inc / SkyMiles IP Ltd 4.5% 10/20/2025 (d)		68,625	68,488
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (d)		1,255,000	1,328,547
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 8% 9/20/2025 (d)		445,000	384,925
			4,420,065
Professional Services - 0.0%
Amentum Holdings Inc 7.25% 8/1/2032 (d)		1,325,000	1,352,408
TriNet Group Inc 3.5% 3/1/2029 (d)		2,195,000	2,012,969
			3,365,377
Trading Companies & Distributors - 0.1%
Air Lease Corp 3.375% 7/1/2025		13,572,000	13,513,428
Beacon Roofing Supply Inc 6.5% 8/1/2030 (d)		305,000	313,712
Fortress Transportation and Infrastructure Investors LLC 7% 6/15/2032 (d)		565,000	578,162
Fortress Transportation and Infrastructure Investors LLC 7.875% 12/1/2030 (d)		1,565,000	1,648,388
Foundation Building Materials Inc 6% 3/1/2029 (d)		800,000	707,956
United Rentals North America Inc 6.125% 3/15/2034 (d)		2,355,000	2,381,593
			19,143,239
TOTAL INDUSTRIALS			175,041,209

Information Technology - 0.8%
Communications Equipment - 0.0%
CommScope LLC 4.75% 9/1/2029 (d)		896,000	805,977
CommScope LLC 9.5% 12/15/2031 (d)		3,640,000	3,790,151
Viasat Inc 5.625% 9/15/2025 (d)		2,840,000	2,819,671
Viasat Inc 6.5% 7/15/2028 (d)		745,000	644,485
Viasat Inc 7.5% 5/30/2031 (d)		980,000	734,352
			8,794,636
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp 5% 12/15/2029 (d)		1,810,000	1,746,430
Insight Enterprises Inc 6.625% 5/15/2032 (d)		980,000	997,442
Lightning Power LLC 7.25% 8/15/2032 (d)		1,045,000	1,085,990
Sensata Technologies Inc 3.75% 2/15/2031 (d)		660,000	584,320
Sensata Technologies Inc 6.625% 7/15/2032 (d)		1,330,000	1,352,540
TTM Technologies Inc 4% 3/1/2029 (d)		1,310,000	1,227,206
			6,993,928
IT Services - 0.1%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (d)		2,505,000	2,304,496
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (d)		1,295,000	1,285,287
Ahead DB Holdings LLC 6.625% 5/1/2028 (d)		542,000	535,665
ASGN Inc 4.625% 5/15/2028 (d)		1,210,000	1,160,228
Cogent Communications Group Inc / Cogent Communications Finance Inc 7% 6/15/2027 (d)		1,930,000	1,943,624
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (d)		1,915,000	1,774,838
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (d)		1,215,000	1,205,141
			10,209,279
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom Inc 1.95% 2/15/2028 (d)		3,204,000	2,980,533
Broadcom Inc 2.45% 2/15/2031 (d)		45,257,000	39,758,504
Broadcom Inc 2.6% 2/15/2033 (d)		27,706,000	23,447,885
Broadcom Inc 3.187% 11/15/2036 (d)		7,432,000	6,119,499
Broadcom Inc 3.5% 2/15/2041 (d)		22,019,000	17,582,903
Entegris Inc 3.625% 5/1/2029 (d)		1,115,000	1,033,623
Entegris Inc 4.75% 4/15/2029 (d)		2,085,000	2,014,974
Entegris Inc 5.95% 6/15/2030 (d)		1,060,000	1,062,066
ON Semiconductor Corp 3.875% 9/1/2028 (d)		1,885,000	1,783,123
Wolfspeed Inc 7.9583% 6/23/2030 (d)(e)(i)(l)		2,037,336	1,983,958
			97,767,068
Software - 0.2%
Cloud Software Group Inc 6.5% 3/31/2029 (d)		510,000	501,652
Cloud Software Group Inc 8.25% 6/30/2032 (d)		4,351,000	4,511,608
Cloud Software Group Inc 9% 9/30/2029 (d)		6,096,000	6,230,265
Elastic NV 4.125% 7/15/2029 (d)		1,995,000	1,882,691
Gen Digital Inc 6.25% 4/1/2033 (d)		1,475,000	1,476,813
Helios Software Holdings Inc / ION Corporate Solutions Finance Sarl 8.75% 5/1/2029 (d)		930,000	937,886
McAfee Corp 7.375% 2/15/2030 (d)		850,000	828,215
Oracle Corp 2.3% 3/25/2028		19,340,000	18,121,914
Rackspace Finance LLC 3.5% 5/15/2028 (d)		1,874,575	1,029,873
UKG Inc 6.875% 2/1/2031 (d)(u)		1,560,000	1,601,092
			37,122,009
Technology Hardware, Storage & Peripherals - 0.0%
Seagate HDD Cayman 5.75% 12/1/2034		1,545,000	1,517,768
Seagate HDD Cayman 8.25% 12/15/2029		560,000	599,614
Seagate HDD Cayman 8.5% 7/15/2031		315,000	338,703
Western Digital Corp 2.85% 2/1/2029		1,870,000	1,702,412
Western Digital Corp 3.1% 2/1/2032		780,000	666,663
Western Digital Corp 4.75% 2/15/2026		130,000	128,624
			4,953,784
TOTAL INFORMATION TECHNOLOGY			165,840,704

Materials - 0.5%
Chemicals - 0.3%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (d)		595,000	619,678
Celanese US Holdings LLC 6.6% 11/15/2028 (b)		8,341,000	8,657,289
Celanese US Holdings LLC 6.8% 11/15/2030 (b)		8,461,000	8,926,572
Celanese US Holdings LLC 6.95% 11/15/2033 (b)		4,943,000	5,285,578
Chemours Co/The 4.625% 11/15/2029 (d)(u)		1,170,000	1,039,542
Chemours Co/The 5.375% 5/15/2027		3,986,000	3,921,511
Chemours Co/The 5.75% 11/15/2028 (d)		1,495,000	1,418,298
Chemours Co/The 8% 1/15/2033 (d)		1,250,000	1,232,184
GPD Cos Inc 10.125% 4/1/2026 (d)		1,201,000	1,115,064
Kobe US Midco 2 Inc 9.25% 11/1/2026 pay-in-kind (b)(d)		2,712,192	2,431,236
LSB Industries Inc 6.25% 10/15/2028 (d)		315,000	309,150
Mativ Holdings Inc 8% 10/1/2029 (d)		970,000	898,383
Methanex US Operations Inc 6.25% 3/15/2032 (d)		1,745,000	1,748,682
Olin Corp 5% 2/1/2030		3,665,000	3,488,171
Olin Corp 6.625% 4/1/2033 (d)(g)		2,115,000	2,115,000
Olympus Water US Holding Corp 6.25% 10/1/2029 (d)		1,304,000	1,240,869
Olympus Water US Holding Corp 7.25% 6/15/2031 (d)		1,195,000	1,215,673
Olympus Water US Holding Corp 9.75% 11/15/2028 (d)		2,000,000	2,104,974
Scih Salt Hldgs Inc 4.875% 5/1/2028 (d)		620,000	597,532
Scih Salt Hldgs Inc 6.625% 5/1/2029 (d)		1,775,000	1,758,515
SCIL IV LLC / SCIL USA Holdings LLC 5.375% 11/1/2026 (d)		1,240,000	1,228,805
Tronox Inc 4.625% 3/15/2029 (d)(u)		3,297,000	2,950,442
WR Grace Holdings LLC 5.625% 8/15/2029 (d)		2,870,000	2,628,874
WR Grace Holdings LLC 7.375% 3/1/2031 (d)		319,000	325,104
			57,257,126
Construction Materials - 0.0%
Quikrete Holdings Inc 6.375% 3/1/2032 (d)		5,195,000	5,270,379
Quikrete Holdings Inc 6.75% 3/1/2033 (d)		1,690,000	1,715,739
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (d)		1,590,000	1,707,536
			8,693,654
Containers & Packaging - 0.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (d)		2,650,000	2,313,864
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (d)		1,330,000	1,323,475
Ball Corp 2.875% 8/15/2030		680,000	596,486
Ball Corp 6% 6/15/2029		420,000	427,051
Berry Global Inc 4.5% 2/15/2026 (d)		260,000	257,810
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (d)		640,000	646,438
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (d)		1,280,000	1,303,960
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (d)		2,090,000	2,121,760
Graham Packaging Co Inc 7.125% 8/15/2028 (d)		593,000	589,133
Graphic Packaging International LLC 3.75% 2/1/2030 (d)		610,000	561,227
Graphic Packaging International LLC 6.375% 7/15/2032 (d)		1,165,000	1,181,886
Mauser Packaging Solutions Holding Co 7.875% 4/15/2027 (d)		1,925,000	1,954,192
Sealed Air Corp 5% 4/15/2029 (d)		920,000	897,028
Sealed Air Corp 6.5% 7/15/2032 (d)		630,000	645,674
Sealed Air Corp/Sealed Air Corp US 7.25% 2/15/2031 (d)		845,000	882,535
			15,702,519
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (d)		4,220,000	4,394,476
ATI Inc 5.875% 12/1/2027		445,000	445,063
ATI Inc 7.25% 8/15/2030 (u)		1,375,000	1,429,640
Cleveland-Cliffs Inc 6.875% 11/1/2029 (d)		640,000	643,321
Cleveland-Cliffs Inc 7% 3/15/2032 (d)		1,290,000	1,295,476
Cleveland-Cliffs Inc 7.375% 5/1/2033 (d)		640,000	642,625
Cleveland-Cliffs Inc 7.5% 9/15/2031 (d)		595,000	604,115
Commercial Metals Co 3.875% 2/15/2031		775,000	700,770
Commercial Metals Co 4.125% 1/15/2030		1,175,000	1,102,387
Kaiser Aluminum Corp 4.5% 6/1/2031 (d)		100,000	90,997
Kaiser Aluminum Corp 4.625% 3/1/2028 (d)		494,000	476,697
Novelis Corp 3.875% 8/15/2031 (d)		645,000	567,444
Novelis Inc 6.875% 1/30/2030 (d)		2,350,000	2,402,374
Vibrantz Technologies Inc 9% 2/15/2030 (d)		1,795,000	1,619,199
			16,414,584
TOTAL MATERIALS			98,067,883

Real Estate - 1.8%
Diversified REITs - 0.4%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034		2,145,000	2,139,668
Piedmont Operating Partnership LP 2.75% 4/1/2032		2,906,000	2,357,514
Safehold GL Holdings LLC 2.8% 6/15/2031		788,000	692,213
Safehold GL Holdings LLC 2.85% 1/15/2032		745,000	643,771
Safehold GL Holdings LLC 5.65% 1/15/2035		700,000	698,733
Safehold GL Holdings LLC 6.1% 4/1/2034		2,520,000	2,622,857
Store Capital LLC 2.75% 11/18/2030		3,880,000	3,395,934
Store Capital LLC 4.625% 3/15/2029		3,549,000	3,473,095
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (d)		2,210,000	1,987,503
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (d)		4,282,000	4,572,037
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (d)		5,605,000	5,208,111
Vici Properties LP / Vici Note Co Inc 4.125% 8/15/2030 (d)		1,130,000	1,063,795
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (d)		104,000	102,642
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (d)		255,000	247,800
VICI Properties LP 4.375% 5/15/2025		1,727,000	1,722,981
VICI Properties LP 4.75% 2/15/2028		13,710,000	13,723,943
VICI Properties LP 4.95% 2/15/2030		20,675,000	20,546,750
VICI Properties LP 5.125% 5/15/2032		4,986,000	4,912,395
VICI Properties LP 5.75% 4/1/2034		42,000	42,785
Vornado Realty LP 2.15% 6/1/2026		3,551,000	3,405,117
WP Carey Inc 3.85% 7/15/2029		2,566,000	2,475,078
WP Carey Inc 4.25% 7/23/2032	EUR	395,000	426,291
			76,461,013
Health Care REITs - 0.6%
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (d)		3,230,000	3,058,096
Diversified Healthcare Trust 9.75% 6/15/2025		149,000	149,099
Healthcare Realty Holdings LP 3.1% 2/15/2030		2,678,000	2,450,587
Healthcare Realty Holdings LP 3.5% 8/1/2026		2,790,000	2,746,311
Healthpeak OP LLC 3.25% 7/15/2026		1,156,000	1,137,156
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		2,195,000	1,505,139
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		1,610,000	1,249,262
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		6,442,000	5,797,553
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (d)		2,005,000	2,057,313
Omega Healthcare Investors Inc 3.25% 4/15/2033		22,098,000	18,960,564
Omega Healthcare Investors Inc 3.375% 2/1/2031		6,759,000	6,115,272
Omega Healthcare Investors Inc 3.625% 10/1/2029		11,904,000	11,168,553
Omega Healthcare Investors Inc 4.5% 4/1/2027		18,502,000	18,400,391
Omega Healthcare Investors Inc 4.75% 1/15/2028		10,700,000	10,675,109
Omega Healthcare Investors Inc 5.25% 1/15/2026		10,610,000	10,628,922
Ventas Realty LP 3% 1/15/2030		5,631,000	5,190,435
Ventas Realty LP 4% 3/1/2028		3,986,000	3,916,687
Ventas Realty LP 4.125% 1/15/2026		2,017,000	2,005,921
Ventas Realty LP 4.75% 11/15/2030		11,238,000	11,175,740
			118,388,110
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030		3,649,000	3,217,551
Office REITs - 0.2%
Boston Properties LP 4.5% 12/1/2028		7,625,000	7,494,830
Boston Properties LP 6.75% 12/1/2027		11,623,000	12,163,366
COPT Defense Properties LP 2.25% 3/15/2026		3,379,000	3,287,969
COPT Defense Properties LP 2.75% 4/15/2031		6,606,000	5,687,735
Hudson Pacific Properties LP 4.65% 4/1/2029		15,534,000	12,134,896
			40,768,796
Real Estate Management & Development - 0.2%
Americold Realty Operating Partnership LP 5.409% 9/12/2034		860,000	845,960
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (d)(u)		1,035,000	955,864
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (d)		254,000	201,321
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (d)		732,000	602,222
Brandywine Operating Partnership LP 3.95% 11/15/2027		8,220,000	7,861,900
Brandywine Operating Partnership LP 4.55% 10/1/2029		8,895,000	8,157,073
Brandywine Operating Partnership LP 8.3% 3/15/2028		10,931,000	11,562,867
Essex Portfolio LP 5.5% 4/1/2034		1,530,000	1,558,203
Extra Space Storage LP 5.4% 2/1/2034		940,000	952,018
Howard Hughes Corp/The 4.125% 2/1/2029 (d)		2,160,000	1,982,915
Howard Hughes Corp/The 4.375% 2/1/2031 (d)		660,000	588,473
Kennedy-Wilson Inc 4.75% 2/1/2030 (u)		1,830,000	1,673,781
Tanger Properties LP 2.75% 9/1/2031		8,621,000	7,455,214
Tanger Properties LP 3.125% 9/1/2026		4,970,000	4,857,380
Taylor Morrison Communities Inc 5.125% 8/1/2030 (d)(u)		615,000	597,462
			49,852,653
Residential REITs - 0.2%
American Homes 4 Rent LP 2.375% 7/15/2031		1,451,000	1,248,919
American Homes 4 Rent LP 3.625% 4/15/2032		6,608,000	6,043,697
American Homes 4 Rent LP 5.5% 2/1/2034		3,037,000	3,082,657
Invitation Homes Operating Partnership LP 4.15% 4/15/2032		7,275,000	6,829,460
Invitation Homes Operating Partnership LP 5.5% 8/15/2033		1,240,000	1,259,894
Sun Communities Operating LP 2.3% 11/1/2028		3,294,000	3,034,038
Sun Communities Operating LP 2.7% 7/15/2031		8,306,000	7,214,173
Sun Communities Operating LP 4.2% 4/15/2032		280,000	262,503
Sun Communities Operating LP 5.7% 1/15/2033		2,100,000	2,149,772
			31,125,113
Retail REITs - 0.2%
Brixmor Operating Partnership LP 4.05% 7/1/2030		10,439,000	10,011,537
Brixmor Operating Partnership LP 4.125% 5/15/2029		10,374,000	10,081,780
Brixmor Operating Partnership LP 4.125% 6/15/2026		8,538,000	8,478,396
Kite Realty Group Trust 4.75% 9/15/2030		764,000	755,437
NNN REIT Inc 5.6% 10/15/2033		1,255,000	1,283,259
Realty Income Corp 2.2% 6/15/2028		1,564,000	1,451,958
Realty Income Corp 3.4% 1/15/2028		3,355,000	3,254,986
			35,317,353
Specialized REITs - 0.0%
American Tower Corp 4.05% 3/15/2032		714,000	674,608
American Tower Corp 5% 1/31/2030 (u)		582,000	586,814
American Tower Corp 5.45% 2/15/2034		680,000	694,545
American Tower Corp 5.55% 7/15/2033		820,000	840,799
Iron Mountain Inc 6.25% 1/15/2033 (d)		1,765,000	1,775,189
			4,571,955
TOTAL REAL ESTATE			359,702,544

Utilities - 1.2%
Electric Utilities - 0.4%
Alabama Power Co 3.05% 3/15/2032		13,712,000	12,271,742
Clearway Energy Operating LLC 3.75% 1/15/2032 (d)		315,000	273,061
Clearway Energy Operating LLC 3.75% 2/15/2031 (d)		2,240,000	1,993,929
Clearway Energy Operating LLC 4.75% 3/15/2028 (d)		375,000	364,223
Cleco Corporate Holdings LLC 3.375% 9/15/2029		6,938,000	6,382,108
DPL Inc 4.125% 7/1/2025		1,715,000	1,703,762
DPL Inc 4.35% 4/15/2029		210,000	198,712
Duke Energy Corp 3.85% 6/15/2034	EUR	1,520,000	1,591,475
Duquesne Light Holdings Inc 2.532% 10/1/2030 (d)		2,680,000	2,362,230
Duquesne Light Holdings Inc 2.775% 1/7/2032 (d)		8,750,000	7,491,642
Edison International 7.875% 6/15/2054 (b)		1,005,000	979,731
Edison International 8.125% 6/15/2053 (b)		840,000	827,589
Exelon Corp 3.35% 3/15/2032		8,005,000	7,225,829
Exelon Corp 4.1% 3/15/2052		2,730,000	2,144,077
NRG Energy Inc 3.375% 2/15/2029 (d)		1,130,000	1,039,033
NRG Energy Inc 3.625% 2/15/2031 (d)		930,000	829,973
NRG Energy Inc 5.25% 6/15/2029 (d)		1,200,000	1,175,999
NRG Energy Inc 5.75% 7/15/2029 (d)		2,185,000	2,157,400
NRG Energy Inc 6% 2/1/2033 (d)		1,270,000	1,255,584
NRG Energy Inc 6.25% 11/1/2034 (d)		1,945,000	1,951,757
PG&E Corp 5% 7/1/2028		2,142,000	2,086,646
PG&E Corp 5.25% 7/1/2030		2,325,000	2,231,789
PG&E Corp 7.375% 3/15/2055 (b)		2,111,000	2,086,332
Southern Co/The 1.875% 9/15/2081 (b)	EUR	2,385,000	2,364,916
Vistra Operations Co LLC 5% 7/31/2027 (d)		2,075,000	2,049,949
Vistra Operations Co LLC 5.5% 9/1/2026 (d)		1,500,000	1,499,636
Vistra Operations Co LLC 5.625% 2/15/2027 (d)		1,220,000	1,220,195
Vistra Operations Co LLC 6.875% 4/15/2032 (d)(u)		1,420,000	1,465,420
Vistra Operations Co LLC 7.75% 10/15/2031 (d)		825,000	871,076
XPLR Infrastructure Operating Partners LP 4.5% 9/15/2027 (d)(u)		740,000	706,989
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (d)(u)		2,180,000	2,165,433
			72,968,237
Independent Power and Renewable Electricity Producers - 0.4%
AES Corp/The 3.3% 7/15/2025 (d)		36,313,000	36,039,034
AES Corp/The 3.95% 7/15/2030 (d)		37,328,000	35,130,588
AES Corp/The 6.95% 7/15/2055 (b)		1,460,000	1,415,426
Alpha Generation LLC 6.75% 10/15/2032 (d)		1,360,000	1,379,335
Calpine Corp 4.625% 2/1/2029 (d)		775,000	742,564
Calpine Corp 5.125% 3/15/2028 (d)		910,000	896,457
Sunnova Energy Corp 5.875% 9/1/2026 (d)		2,920,000	2,200,825
			77,804,229
Multi-Utilities - 0.4%
Berkshire Hathaway Energy Co 4.05% 4/15/2025		26,164,000	26,140,460
NiSource Inc 2.95% 9/1/2029		13,668,000	12,712,320
NiSource Inc 5.25% 2/15/2043		4,623,000	4,419,601
NiSource Inc 5.8% 2/1/2042		2,300,000	2,308,879
NiSource Inc 5.95% 6/15/2041		3,281,000	3,402,974
Puget Energy Inc 4.1% 6/15/2030		12,516,000	11,936,149
Puget Energy Inc 4.224% 3/15/2032		23,786,000	22,180,563
Sempra 6% 10/15/2039		5,447,000	5,576,254
			88,677,200
TOTAL UTILITIES			239,449,666

TOTAL UNITED STATES			4,048,791,429
UZBEKISTAN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Navoi Mining & Metallurgical Combinat 6.7% 10/17/2028 (d)		265,000	266,988
Navoi Mining & Metallurgical Combinat 6.95% 10/17/2031 (d)		440,000	439,120

TOTAL UZBEKISTAN			706,108
VENEZUELA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos de Venezuela SA 12.75% (d)(f)		98,000	16,169
Petroleos de Venezuela SA 5.375% (f)(t)		353,900	50,608
Petroleos de Venezuela SA 6% (d)(f)		1,619,833	232,446
Petroleos de Venezuela SA 6% (d)(f)		1,847,331	266,016

TOTAL VENEZUELA			565,239
VIETNAM - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (d)		991,186	962,343
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 6.875% 10/15/2027 (d)		1,620,000	1,624,050
First Quantum Minerals Ltd 8% 3/1/2033 (d)(g)		1,065,000	1,085,015
First Quantum Minerals Ltd 8.625% 6/1/2031 (d)		330,000	344,025
First Quantum Minerals Ltd 9.375% 3/1/2029 (d)		3,780,000	4,020,975

TOTAL ZAMBIA			7,074,065
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $5,680,671,649)			5,557,182,495

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
DigitalBridge Group Inc Series H, 7.125%	12,825	321,908
DigitalBridge Group Inc Series I, 7.15%	17,100	424,764
		746,672
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Arbor Realty Trust Inc 6.25% (b)	22,800	511,404
Dynex Capital Inc Series C, 6.9% (b)	11,400	288,648
Franklin BSP Realty Trust Inc 7.5%	18,900	401,625
MFA Financial Inc 7.5%	13,700	312,086
		1,513,763
Real Estate - 0.0%
Hotel & Resort REITs - 0.0%
DiamondRock Hospitality Co 8.25%	7,100	181,050
Industrial REITs - 0.0%
Rexford Industrial Realty Inc Series B, 5.875%	16,525	385,033
Retail REITs - 0.0%
Cedar Realty Trust Inc 7.25%	550	9,514
Specialized REITs - 0.0%
National Storage Affiliates Trust Series A, 6%	6,925	153,112
TOTAL REAL ESTATE		728,709

TOTAL UNITED STATES		2,989,144
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $2,736,196)		2,989,144

Preferred Securities - 0.4%
		Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd 8.25% (m)(t)		1,486,000	1,517,773
Financials - 0.0%
Banks - 0.0%
Banco do Brasil SA/Cayman 10 year U.S. Treasury Note + 4.398%, 8.748% (b)(c)(d)(m)		1,515,000	1,571,109
TOTAL BRAZIL			3,088,882
CHILE - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco de Credito e Inversiones SA 7.5% (b)(d)(m)		545,000	561,799
Banco de Credito e Inversiones SA 8.75% (b)(d)(m)		550,000	586,884
Banco del Estado de Chile 7.95% (b)(d)(m)		480,000	514,144

TOTAL CHILE			1,662,827
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 3.75% (b)(m)(t)	EUR	3,955,000	3,737,510
FINLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Oyj 7.875% (b)(m)(t)	EUR	1,555,000	1,680,076
GERMANY - 0.2%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.875% (b)(m)(t)	EUR	4,700,000	4,770,524
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Aroundtown Finance Sarl 7.875% (b)(m)		5,250,000	5,188,816
Aroundtown SA 5 year ISDA Fixed EURIBOR + 3.98%, 6.193% (b)(c)(m)(t)	EUR	6,000,000	5,692,787
Grand City Properties SA 1.5% (b)(m)(t)	EUR	6,000,000	6,064,493
			16,946,096
TOTAL GERMANY			21,716,620
HONG KONG - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd 4% (b)(m)(t)		1,000,000	977,814
INDIA - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Network i2i Ltd 3.975% (b)(d)(m)		350,000	345,926
Network i2i Ltd 5.65% (b)(d)(m)		1,015,000	1,035,894

TOTAL INDIA			1,381,820
IRELAND - 0.0%
Financials - 0.0%
Banks - 0.0%
AIB Group PLC 6.25% (b)(m)(t)	EUR	1,780,000	1,881,681
KUWAIT - 0.0%
Financials - 0.0%
Banks - 0.0%
NBK Tier 1 Ltd 3.625% (b)(d)(m)		340,000	326,144
MEXICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (b)(d)(m)		902,000	911,154
Banco Mercantil del Norte SA/Grand Cayman 8.375% (b)(d)(m)		375,000	373,731
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.125% 1/18/2033 (b)(d)		485,000	466,308
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 8.45% 6/29/2038 (b)(d)		555,000	592,851
			2,344,044
Materials - 0.0%
Construction Materials - 0.0%
Cemex SAB de CV 5.125% (b)(d)(m)		2,240,000	2,278,065
Cemex SAB de CV 9.125% (b)(d)(m)		485,000	502,122
			2,780,187
TOTAL MEXICO			5,124,231
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd loan participation 6% (b)(d)(e)(f)(m)		390,000	19,499
SAUDI ARABIA - 0.0%
Financials - 0.0%
Banks - 0.0%
NCB Tier 1 Sukuk Ltd 3.5% (b)(m)(t)		615,000	593,959
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden Bostad AB 3.625% (b)(m)(t)	EUR	1,410,000	1,415,171
Samhallsbyggnadsbolaget i Norden AB 2.624% (b)(f)(m)(t)	EUR	2,605,000	1,810,539

TOTAL SWEDEN			3,225,710
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Credit Suisse Group AG Claim 5 year USD Swap Index + 4.598%, 0% (b)(c)(e)(f)(m)(t)		7,755,000	581,625
UBS Group AG 7% (b)(d)(m)		600,000	601,970
UBS Group AG 7.125% (b)(d)(m)		575,000	577,404

TOTAL SWITZERLAND			1,760,999
UNITED ARAB EMIRATES - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
DP World Salaam 6% (b)(m)(t)		1,325,000	1,333,651
UNITED KINGDOM - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
British American Tobacco PLC 3% (b)(m)(t)	EUR	4,415,000	4,552,403
Financials - 0.0%
Banks - 0.0%
Barclays PLC 7.125% (b)(m)	GBP	250,000	319,508
Barclays PLC 8.875% (b)(m)(t)	GBP	1,000,000	1,346,817
HSBC Holdings PLC 6.95% (b)(m)		545,000	545,983
			2,212,308
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.25% (b)(m)(t)	GBP	765,000	930,133
Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (b)(m)(t)	GBP	1,475,000	1,893,070
TOTAL UNITED KINGDOM			9,587,914
UNITED STATES - 0.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
BP Capital Markets PLC 6.125% (b)(m)		625,000	629,384
Energy Transfer LP 6.625% (b)(m)		1,170,000	1,165,981
Mesquite Energy Inc 7.25% (f)(m)		4,592,000	68,879
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.11%, 8.6946% (b)(c)(m)		4,310,000	4,319,186
			6,183,430
Financials - 0.1%
Banks - 0.1%
Citigroup Inc 6.95% (b)(m)		1,205,000	1,217,881
Citigroup Inc 7.125% (b)(m)		1,095,000	1,121,092
JPMorgan Chase & Co 6.5% (b)(m)		1,185,000	1,217,852
Wells Fargo & Co 6.85% (b)(m)		1,115,000	1,167,718
			4,724,543
Capital Markets - 0.0%
Goldman Sachs Group Inc/The 6.125% (b)(m)		580,000	589,466
Consumer Finance - 0.0%
Ally Financial Inc 4.7% (b)(m)		2,495,000	2,268,462
Ally Financial Inc 4.7% (b)(m)		740,000	717,809
Discover Financial Services 5.5% (b)(m)		375,000	373,169
			3,359,440
Insurance - 0.0%
Alliant Holdings LP 10.5% (b)(e)(m)		630,342	635,805
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Air Lease Corp 4.125% (b)(m)		2,828,000	2,736,350
Air Lease Corp 6% (b)(m)(u)		115,000	114,221
Aircastle Ltd 5.25% (b)(d)(m)		2,985,000	3,008,357
			5,858,928
Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (b)(m)		385,000	360,926
TOTAL UNITED STATES			21,712,538
TOTAL PREFERRED SECURITIES (Cost $95,579,374)			79,811,875

U.S. Government Agency - Mortgage Securities - 27.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 27.2%
Fannie Mae 2% 11/1/2051	11,367,064	9,156,652
Fannie Mae 2.5% 1/1/2052	1,953,982	1,647,024
Fannie Mae 2.5% 5/1/2052	6,962,902	5,875,602
Fannie Mae 2.5% 6/1/2052	11,810,900	10,044,066
Fannie Mae 3% 6/1/2052	5,390,615	4,780,980
Fannie Mae 3.5% 11/1/2054	999,901	907,249
Fannie Mae 3.5% 7/1/2047	103,730	96,201
Fannie Mae 3.5% 8/1/2052	999,900	907,327
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 5.945% 4/1/2037 (b)(c)	5,686	5,801
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 6.71% 1/1/2035 (b)(c)	1,542	1,576
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 7.48% 7/1/2034 (b)(c)	782	795
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 7.428% 6/1/2036 (b)(c)	3,165	3,230
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.065% 3/1/2037 (b)(c)	6,504	6,658
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 7.065% 9/1/2036 (b)(c)	1,359	1,390
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.634%, 6.896% 11/1/2036 (b)(c)	2,337	2,390
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.649%, 7.388% 5/1/2035 (b)(c)	10,229	10,443
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.673%, 6.657% 3/1/2033 (b)(c)	3,157	3,221
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.684%, 7.063% 5/1/2036 (b)(c)	4,237	4,332
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 7.165% 6/1/2042 (b)(c)	7,975	8,201
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.73%, 6.716% 3/1/2040 (b)(c)	11,119	11,430
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.859% 7/1/2035 (b)(c)	2,622	2,682
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.5% 8/1/2041 (b)(c)	18,776	19,291
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.788%, 6.788% 2/1/2036 (b)(c)	5,077	5,208
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.635% 1/1/2042 (b)(c)	39,518	40,689
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 7.622% 7/1/2041 (b)(c)	1,956	2,010
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 6.685% 12/1/2039 (b)(c)	3,850	3,960
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 7.12% 12/1/2040 (b)(c)	314,684	324,445
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.398% 2/1/2042 (b)(c)	13,233	13,646
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.318% 9/1/2041 (b)(c)	3,717	3,832
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.638% 7/1/2041 (b)(c)	4,946	5,089
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.82%, 6.695% 12/1/2035 (b)(c)	7,634	7,836
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 7.004% 10/1/2041 (b)(c)	3,316	3,416
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.954%, 7.703% 7/1/2037 (b)(c)	8,300	8,534
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 1.945%, 6.995% 10/1/2033 (b)(c)	16,215	16,429
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.583% 3/1/2035 (b)(c)	3,149	3,204
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.912% 6/1/2036 (b)(c)	8,264	8,421
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.28%, 7.24% 10/1/2033 (b)(c)	4,749	4,835
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 7.394% 7/1/2034 (b)(c)	7,976	8,128
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	6,582,781	5,815,557
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	983,933	816,544
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	11,684,039	8,889,044
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	3,083,963	2,733,201
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	2,944,166	2,609,303
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	101,533	89,985
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	1,609,077	1,426,064
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	69,511	61,605
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	962,538	799,947
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	8,295,948	6,830,499
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	70,532	62,509
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	3,195,428	2,831,988
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	978,922	812,963
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	151,318	133,682
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	147,513	130,320
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	536,909	474,332
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	1,001,364	830,397
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	9,434,527	7,177,649
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	194,015	171,403
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	192,239	169,833
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	63,204	55,739
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	1,022,203	847,148
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	805,765	710,594
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	200,088	176,455
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	104,802	92,424
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	208,090	183,122
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	213,511	187,892
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	223,151	171,792
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2036	148,360	130,558
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2036	213,078	187,512
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	220,417	193,970
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	3,803,867	2,893,926
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	4,090,429	3,287,344
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	61,682	49,572
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	4,747,536	3,836,210
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	335,279	269,872
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040	635,626	547,534
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	2,784,774	2,379,280
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	8,998,588	7,678,456
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	2,633,621	2,121,493
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	2,649,133	2,160,481
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	75,956	60,877
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	6,331,804	5,153,961
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	8,390,171	6,797,968
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2052	23,318	18,669
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	16,855,777	14,512,763
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	8,656,960	7,392,966
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	4,481,656	3,829,142
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	3,612,428	3,086,115
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	1,733,368	1,404,427
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	588,648	471,789
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	5,610,047	4,545,428
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	8,823,727	7,168,549
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	2,033,445	1,629,765
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	42,276	33,884
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	45,633	36,673
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	421,350	337,703
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,135,705	914,149
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	15,527	13,360
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	6,036,174	5,189,418
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	909,189	784,439
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	43,478	35,023
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	2,209,514	1,783,309
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,749,721	1,424,237
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	3,042,138	2,464,831
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	4,349,989	3,519,053
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,379,030	1,117,331
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	68,855	55,186
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	3,029,875	2,945,229
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	250,823	228,722
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	247,450	225,724
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	353,360	321,341
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	132,081	120,856
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	16,579	14,239
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	107,627	86,496
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	4,542,565	3,664,907
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	43,344	34,969
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	1,737,754	1,396,576
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	11,210,022	9,051,167
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	5,703,327	4,590,707
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	16,933	14,535
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	56,528,796	45,430,350
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	70,716	57,053
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	1,074,259	863,347
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,516,025	1,227,855
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,487,476	1,202,874
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,343,654	1,084,890
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	975,509	792,521
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	770,375	664,481
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	1,454,761	1,248,653
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	41,969,755	33,729,724
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,867,636	1,500,958
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	3,582,175	2,906,863
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	200,497	161,133
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	19,886	15,981
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	7,230,910	5,811,246
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	14,770,724	11,870,750
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	376,127	342,750
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2041	7,172,423	6,148,360
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	17,427,971	14,975,475
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	36,805,061	29,579,028
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	986,787	789,656
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	512,568	410,172
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	411,871	375,065
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	2,545,790	2,181,933
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	559,326	482,349
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2050	789,759	637,172
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	541,612	435,276
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	2,348,662	1,879,470
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2052	51,032	40,901
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	4,854,892	4,386,151
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	259,430	222,034
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	2,858,291	2,457,755
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	2,882,728	2,462,333
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	4,238,413	3,628,723
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	30,624,022	24,707,228
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	1,862,026	1,510,997
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	633,882	513,194
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	350,761	284,307
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	50,443	40,681
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	171,168	138,044
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	210,235	169,354
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	1,530,722	1,233,062
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	24,020	19,349
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2040	18,347,999	15,827,912
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	565,486	483,501
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	4,379,958	3,747,585
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	59,792	48,165
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	58,956	47,363
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	910,573	731,513
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	471,403	378,704
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	510,309	409,960
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	11,640,821	9,315,333
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	879,572	706,883
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	1,144,427	1,090,756
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2037	15,153,890	14,102,626
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	2,789,855	2,350,715
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,962,025	1,645,219
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	717,113	604,235
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	1,134,892	1,082,194
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	1,034,041	986,966
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	665,702	604,992
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2041	2,662,682	2,342,578
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	16,090,262	13,688,290
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	14,020,780	11,770,009
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	988,227	832,057
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	225,404	218,246
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	736,437	702,563
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	81,932	77,718
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	314,733	298,685
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	5,970	5,698
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	4,800,188	4,450,686
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2040	2,252,718	1,997,167
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,567,398	1,376,519
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	546,584	482,924
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	15,976,183	13,396,531
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	10,682,630	9,041,179
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	6,787,915	5,727,941
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	5,232,530	4,415,439
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	2,044,063	1,948,214
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	600,649	569,722
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	4,454,881	4,247,775
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	5,998,717	5,711,494
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	108,177	90,710
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	7,286,987	6,149,079
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	3,902,681	3,298,132
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	4,376,683	3,704,179
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	514,698	481,244
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	1,520,925	1,426,821
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	1,216,131	1,140,886
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	638,383	609,014
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	180,174	150,913
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	834,190	740,272
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2047	267,749	226,775
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	3,327,137	2,808,624
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	1,135,840	1,083,570
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	44,406	37,333
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,035,441	990,644
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	746,545	660,257
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	745,553	659,806
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	943,454	835,343
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	149,558	131,859
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	399,413	354,266
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	106,625	90,641
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	5,456,005	4,586,966
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	20,253,875	17,236,684
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	17,852,090	15,092,271
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	6,336,827	5,339,372
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	11,036,035	9,298,895
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,685,255	2,260,901
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	5,594,616	4,759,446
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	13,206,507	11,222,644
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	2,055,416	1,821,361
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	2,792,322	2,460,123
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	766,477	681,278
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	4,158,495	3,531,212
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	7,411,945	6,305,482
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	1,412,972	1,351,181
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2041	4,554,322	4,006,808
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	945,381	793,618
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	9,358,406	7,879,486
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	9,020,077	7,594,624
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	11,626,316	9,788,996
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	301,759	253,317
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2032	5,006	4,833
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	33,100	31,843
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	1,675,172	1,602,237
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	8,547,747	8,175,589
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	11,536	10,493
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	38,611	35,345
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	50,441	45,831
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	14,138	12,845
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	12,970	11,888
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	12,991	11,813
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	596,350	544,154
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	7,432,024	6,521,847
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	763,312	669,116
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2032	5,174	4,980
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2034	1,475,883	1,413,470
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2036	6,350,411	5,997,380
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	11,730	10,671
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	3,081,749	2,765,972
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	8,263,169	7,351,912
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	2,521,203	2,211,651
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	12,177	11,719
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	131,092	126,187
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	809,508	784,734
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	10,487	9,549
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	345,204	315,274
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	279,863	255,422
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	3,964,143	3,556,711
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	3,799,770	3,409,232
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	1,467,468	1,290,503
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	738,337	646,993
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	5,412,958	4,770,349
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	8,231,906	7,270,075
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	5,193,608	4,586,778
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	18,628	17,920
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	2,090,596	2,020,961
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	769,248	736,718
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	2,709,900	2,591,915
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2036	4,390,309	4,136,640
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	13,591,025	11,952,059
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,505,134	1,317,983
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	4,242,778	3,721,853
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	2,651,635	2,336,842
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	2,249,934	1,987,047
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	1,411,763	1,373,635
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2032	26,742	25,834
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	197,376	189,752
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	10,473,059	10,074,788
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	558,150	541,455
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2036	166,681	158,092
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	94,339	85,995
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	87,299	79,219
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	7,348	6,659
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	58,980	53,925
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	99,595	90,792
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	3,262,898	2,893,891
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	829,266	726,931
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	778,047	681,790
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	806,096	706,620
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	4,996,537	4,397,119
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	7,661,555	6,742,423
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	14,375,070	12,601,125
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	1,102,857	1,060,254
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	377,580	362,504
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	444,761	429,513
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	237,588	228,931
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2040	135,810	127,326
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	7,100	6,472
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	162,800	148,182
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	1,398,071	1,254,378
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	3,721,148	3,261,942
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	26,794	25,768
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2036	92,947	88,158
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2038	65,432	62,684
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	6,700	6,105
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	2,864,031	2,575,933
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2049	28,288	25,062
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	16,690,604	14,803,034
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	3,362,351	2,965,285
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	11,453	11,043
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	507,272	460,826
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	28,947	26,379
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	7,714	6,988
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	8,460	7,746
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	15,464	13,989
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	101,997	93,023
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	52,146	46,900
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	1,254,750	1,126,964
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	865,103	767,267
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2051	448,729	394,055
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2032	90,442	87,200
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2038	168,521	159,311
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	4,491	4,069
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	6,283	5,695
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	23,108	20,987
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	3,615,214	3,187,157
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	2,746,099	2,645,990
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	1,628,645	1,581,088
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	44,495	42,342
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2036	180,621	170,750
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	92,881	84,930
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	5,459,363	4,838,542
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2036	185,814	175,658
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2038	22,045	20,950
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2042	74,694	68,838
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	119,608	108,460
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	118,609	106,604
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	36,018	32,372
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	11,642,601	10,282,259
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	5,245,328	4,643,928
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	3,118,397	2,757,936
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	146,197	140,781
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	175,514	169,168
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2034	594,912	569,754
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	3,396,713	3,284,668
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	247,820	226,154
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	17,964	16,315
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	7,491	6,790
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	49,140	44,591
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	1,744	1,632
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	82,739	77,433
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	207,119	193,543
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	19,988	18,537
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	61,698	57,085
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	118,256	109,414
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	571,997	529,229
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	1,976,930	1,839,617
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	467,962	428,293
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	11,359	10,676
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	197,597	184,649
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	10,176	9,494
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	647,122	604,888
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	57,471	53,708
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	23,715	22,009
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	418,955	388,284
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	1,872,128	1,742,094
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2048	35,937,729	33,362,963
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2054	999,900	907,249
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2034	398,834	389,701
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	35,392	33,028
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	24,216	22,551
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	3,240,888	2,959,068
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2035	2,019,947	1,969,903
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	19,188	17,907
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	50,285	47,056
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	1,250,921	1,171,307
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	14,816	13,750
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	39,610	36,760
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	22,045	20,459
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	431,728	399,448
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	1,272,033	1,236,941
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	26,884	25,129
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	1,007,194	919,611
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	137,029	127,883
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	492,247	448,057
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	295,000	275,087
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	1,095,156	1,016,693
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	15,113,941	13,927,192
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	2,157,475	1,958,404
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	999,900	907,327
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	999,900	907,639
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	999,900	907,327
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	140,511	130,957
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	986,920	915,903
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	2,793,886	2,591,098
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	4,002,628	3,674,582
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	1,399,900	1,271,606
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	1,164,087	1,056,313
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2034	6,834,049	6,633,984
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	8,331	7,787
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	6,962	6,507
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	390,592	364,245
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	2,586,025	2,386,202
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2051	17,668,236	16,148,410
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	25,000	22,709
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	999,900	907,327
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	38,780	36,083
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2045	9,423	8,751
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	54,798	50,769
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	51,363	47,587
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	39,629	36,715
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	87,611	81,170
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	2,310,805	2,140,914
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	16,913	15,669
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	4,647,329	4,322,179
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	2,169,255	1,968,420
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	1,533,344	1,396,654
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	999,901	907,327
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	999,901	908,265
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	1,221,394	1,108,314
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	6,209,356	5,694,630
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	1,976,001	1,928,281
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2040	594	556
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	86,072	80,641
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	252,458	236,170
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	50,648	47,331
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	247,730	231,784
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	1,979,842	1,836,758
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	1,031,903	957,327
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	51,735	47,980
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	705,322	642,446
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	1,999,801	1,814,654
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2037	85,780	82,208
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	14,832	13,867
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	133,623	124,956
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	11,846	11,106
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	158,548	148,091
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	5,412,322	5,027,938
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	1,203,330	1,119,749
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	2,331	2,274
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	8,906	8,615
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	12,419	12,007
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	4,034	3,895
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	47,307	45,726
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	18,333	17,728
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	14,995	14,506
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	477,823	462,321
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	6,211	6,007
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	14,477	14,016
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	49,676	48,021
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	7,075	6,821
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	3,304	3,248
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	417,920	404,251
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	5,558	5,362
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	30,314	29,190
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	2,405,607	2,323,547
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	2,057,942	1,973,122
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	6,831,044	6,483,319
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	138,897	132,532
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	128,855	124,787
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	32,664	31,612
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	16,293	15,772
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	27,824	26,987
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	70,409	67,992
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	410,879	396,988
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	614,650	594,106
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	7,478	7,229
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	2,393	2,337
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	23,301	22,488
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2042	29,135	28,135
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2042	17,876	17,231
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	1,445,033	1,396,111
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	2,181,090	2,092,557
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	19,850	19,038
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	2,578,315	2,480,104
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	407,528	390,732
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	139,107	134,757
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	16,056	15,471
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,104	1,066
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	5,057	4,882
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	5,608	5,427
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	972,089	940,657
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	58,058	56,087
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	54,173	52,407
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	39,030	37,682
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	24,321	23,656
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	87,619	84,637
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	27,458	26,512
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	105,134	101,933
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	93,145	90,030
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	72,522	70,130
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	80,361	77,773
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	34,958	33,800
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	63,705	61,618
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	82,712	79,978
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	67,242	64,928
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	79,895	77,374
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	35,557	34,473
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	42,313	40,902
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	175,379	169,429
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	365,169	352,977
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	8,137	7,845
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	200,312	193,592
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2042	11,085	10,711
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2042	12,415	12,028
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	188,935	180,277
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	24,478	23,356
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	96,849	93,742
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,835	5,644
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,603	5,423
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,607	5,448
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,426	4,273
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,166	3,066
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	1,491	1,445
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	6,057	5,865
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	6,893	6,692
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	8,420	8,136
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	13,759	13,311
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,000	4,835
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	14,833	14,347
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,055	4,898
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	211,942	204,916
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	11,205	10,835
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	16,089	15,542
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	72,220	69,751
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	59,707	57,744
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	136,262	131,657
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	57,113	54,845
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	560,886	538,119
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	50,449	48,322
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	108,712	103,730
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	6,504	6,301
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	18,132	17,539
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	10,322	9,973
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	400,954	387,987
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	59,758	57,812
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	18,158	17,641
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	13,993	13,569
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	29,659	28,616
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	5,215	5,040
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	321,203	310,116
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	4,942	4,769
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2044	46,463	44,731
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	542,858	517,091
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	87,029	83,040
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	13,174	12,845
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	12,613	12,195
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	3,110	3,009
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	18,422	17,782
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	4,523	4,376
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	25,840	24,991
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	9,680	9,363
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	8,746	8,467
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	11,171	10,834
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	51,746	50,016
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	13,229	12,769
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	22,059	21,292
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	25,358	24,507
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	16,767	16,147
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	15,588	15,045
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	22,578	21,816
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	201,094	194,098
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	13,850	13,372
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	12,078	11,662
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	61,113	58,728
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	285,961	274,354
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2051	22,412,375	21,278,508
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	24,142	23,290
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	125,015	120,795
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	168,493	162,749
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	58,660	56,683
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	32,368	31,235
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	24,267	23,391
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	3,507	3,400
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	8,261	7,975
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	7,905	7,621
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	38,823	37,365
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	7,410,956	7,118,474
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	79,776	76,313
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	10,239,087	9,683,483
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	23,944	22,839
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	4,420,579	4,191,756
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	44,772	42,969
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	1,138,458	1,088,334
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	25,492	23,949
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	784,308	738,073
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	75,680	73,231
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	5,879	5,671
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045	10,943	10,502
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	375,036	359,579
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	595,257	569,049
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	24,211	23,094
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	1,572	1,524
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	4,476	4,342
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	23,211	22,552
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	80,849	77,542
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	133,843	128,368
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	16,465	15,740
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	109,861	106,493
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	10,870	10,507
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	29,012	28,040
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	6,757	6,550
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	11,581	11,169
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	25,816	24,943
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	2,753	2,663
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	9,945	9,597
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	440,967	422,792
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	24,337	23,326
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	15,475	14,766
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	146,776	140,050
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	229,744	218,982
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2034	21,115	20,981
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2035	1,644	1,633
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2035	2,264	2,249
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	2,966	2,946
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	1,395	1,386
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	635	632
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	2,801	2,783
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	36,371	36,140
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	482,169	472,568
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	7,083	7,040
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	624	621
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	31,262	31,077
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	24,098	23,957
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2034	10,747	10,685
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	11,549	11,444
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	100,414	98,415
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	124,246	121,772
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	7,789	7,737
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	10,959	10,884
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	2,840	2,821
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2037	8,049	8,004
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	563,545	558,773
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	25,350	25,132
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	17,989	17,825
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	7,948	7,878
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	58,289	57,768
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	3,412	3,387
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	6,136	6,081
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	3,854	3,801
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	64,822	63,531
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	3,620	3,529
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	592	589
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	31,820	31,631
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2034	10,978	10,904
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	936	929
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	1,911	1,898
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	4,873	4,846
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	118,697	117,708
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	5,017	4,974
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	3,785	3,751
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	22,975	22,779
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	53,071	52,554
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	1,382	1,369
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	9,262	9,150
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	5,345,875	5,246,110
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	3,471,309	3,410,866
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	2,055,545	1,995,986
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2035	3,474	3,451
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	41,289	40,862
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	3,212	3,181
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	848,342	840,774
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	2,593,264	2,563,507
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	1,091,402	1,081,413
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	42,390	41,638
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	48,425	47,415
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2034	19,323	19,210
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	9,262	9,199
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	16,902	16,786
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	12,982	12,903
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	55,666	55,328
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	911	906
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	2,644,856	2,622,306
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	12,150	11,946
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	15,358	15,067
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	62,498	61,313
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	52,423	51,330
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	13,073	12,993
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	24,001	23,855
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	7,177	7,130
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	4,939	4,910
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	10,763	10,698
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	12,281	12,202
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	15,138	15,052
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	16,487	16,386
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	478,316	475,357
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	298,366	296,567
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	4,406	4,369
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	50,184	49,746
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	82,498	82,010
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	2,475	2,454
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	4,010	3,968
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	1,901	1,882
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	11,539	11,418
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	63,256	62,001
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	42,056	41,258
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	34,884	34,222
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	15,044	14,758
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	71,855	70,335
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	168,623	165,107
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	18,277	18,170
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	8,460	8,406
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	21,614	21,478
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	5,912	5,879
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	500	497
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	10,590	10,521
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	7,154	7,108
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	23,473	23,326
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	9,774	9,713
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	16,409	16,310
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	13,724	13,640
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	2,874	2,858
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	16,426	16,325
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	8,991	8,932
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	2,187	2,175
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	10,292	10,234
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	4,116	4,089
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	7,527	7,482
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	6,256	6,217
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	20,604	20,470
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2037	16,556	16,459
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	2,012	1,995
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	3,956,123	3,940,399
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	5,342	5,295
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	57,498	56,407
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	10,530	10,353
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	22,898	22,514
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	9,323	9,146
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	42,800	41,894
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2033	27,851	27,696
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2033	7,825	7,777
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	2,606	2,589
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	15,607	15,513
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	5,030	5,000
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	27,069	26,901
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	16,322	16,220
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	6,765	6,723
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	568,571	563,004
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	148,072	146,373
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	35,651	35,053
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	17,501	17,153
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	10,875	10,692
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	86,889	85,159
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	17,220	17,120
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	8,857	8,802
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	2,858	2,842
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	2,834	2,819
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	1,432	1,425
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	155,294	154,007
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	27,093	26,868
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,478	1,466
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,070	1,061
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	4,050	4,016
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	5,941	5,891
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	4,505	4,460
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2046	45,730	44,962
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	51,969	50,934
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	8,313	8,264
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	4,048	4,025
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	31,711	31,517
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	8,588	8,539
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	13,513	13,433
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	22,383	22,254
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	12,274	12,198
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	6,979	6,939
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	3,606	3,586
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	26,610	26,457
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	20,132	20,014
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	27,660	27,505
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	3,278	3,259
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	17,717	17,609
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	10,481	10,418
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	372	370
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	18,443	18,330
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	29,595	29,416
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	21,475	21,349
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	17,552	17,453
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	16,101	16,010
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	29,883	29,711
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	7,351	7,312
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	11,182	11,116
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	15,332	15,248
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	10,904	10,842
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	21,080	20,951
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	6,211	6,176
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	6,092	6,056
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	18,543	18,434
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,624	1,611
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,498	1,486
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	4,715	4,676
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	2,337	2,315
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	1,411,342	1,380,152
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	19,455	19,341
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	17,797	17,690
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	7,220	7,177
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	26,556	26,400
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	21,291	21,172
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	13,740	13,657
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	33,944	33,754
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	23,030	22,894
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	35,850	35,634
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	32,731	32,529
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	9,407	9,349
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	35,291	35,089
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	3,860	3,838
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	7,252	7,207
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	5,861	5,825
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	16,462	16,366
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	20,210	20,084
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	9,712	9,660
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	9,957	9,895
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	16,446	16,353
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	13,826	13,744
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	21,528	21,402
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	10,014	9,955
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	7,904	7,858
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	4,550	4,524
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	48,579	48,281
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	44,973	44,680
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	2,315	2,300
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	210,358	208,480
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	2,105	2,084
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	8,517	8,448
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	283,085	280,555
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	25,711	25,199
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	6,190	6,067
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2043	14,969	15,155
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	1,993,695	1,985,502
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	5,899,336	5,864,032
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2029	8,748	8,808
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	637,488	644,013
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	5,272,288	5,262,155
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	4,693,500	4,674,212
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	2,957,957	2,940,255
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	11,445,835	11,327,262
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	3,214,510	3,200,295
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	931,083	940,624
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	590,524	596,948
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	3,716,647	3,744,347
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	290,107	292,830
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2034	3,379	3,416
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	68,856	69,800
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2045	13,603	13,764
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2038	2,039	2,065
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	3,564,212	3,579,638
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	2,478	2,510
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	20,324	20,583
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	1,225	1,241
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	6,446	6,528
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	76,655	77,658
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	98,628	99,748
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	1,053	1,066
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	5,868,215	5,927,802
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	449,456	453,984
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2044	54,774	55,490
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	63,760	64,376
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	39,819	40,207
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	48,740	49,210
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2038	3,086	3,124
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	16,347	16,553
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	18,485	18,719
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	116,808	118,336
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	54,798	55,515
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2039	3,026	3,064
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	45,323	45,916
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	167,670	169,862
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2025	118	117
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2044	6,035	6,114
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	387,949	390,113
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	234,401	235,562
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	199,802	200,792
Fannie Mae Mortgage pass-thru certificates 5.301% 8/1/2041 (b)	238,114	238,705
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	8,046,110	8,136,911
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	2,733,615	2,777,278
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	17,018,258	17,236,902
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	4,026,506	4,039,231
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	7,410,307	7,433,724
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	1,237,413	1,248,670
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	8,223,517	8,254,644
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	12,008,474	12,147,743
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	4,580,674	4,633,799
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	954,499	968,552
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	4,800,821	4,818,993
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	4,820,966	4,875,371
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	4,824,209	4,869,605
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	3,217,790	3,265,164
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	1,866,666	1,872,565
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	2,450,347	2,493,314
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	5,854,621	5,920,691
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	12,437,920	12,477,225
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.505%, 6.38% 1/1/2035 (b)(c)	1,784	1,805
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.41% 3/1/2035 (b)(c)	1,370	1,388
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.532% 12/1/2034 (b)(c)	1,685	1,705
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.92% 10/1/2033 (b)(c)	758	766
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.369% 7/1/2035 (b)(c)	883	895
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.96%, 7.417% 9/1/2035 (b)(c)	1,545	1,577
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	3,182	3,334
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	586	613
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	4,299	4,523
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	64,609	67,992
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	61,129	64,299
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	4,709	4,966
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	23,427	24,463
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	53,085	55,326
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	662	692
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	373	391
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	584	609
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	277	291
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	3,275	3,436
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	2,315	2,432
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	3,625	3,805
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	359	376
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	9,336	9,831
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	59,447	62,462
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	1,370,457	1,417,587
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	21,402	22,380
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,493	1,569
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	255	268
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	769	808
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	69,071	71,944
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	7,929	8,273
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	9,518	10,027
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	8,735,635	8,946,073
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	713,533	740,078
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	4,817,322	4,972,450
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,787,767	1,849,248
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	23,207	24,455
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	79,146	82,377
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2038	11,196	11,793
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	6,187,417	6,440,804
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	16,990,283	17,505,549
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	31,343	32,655
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	21,729	22,856
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	1,702	1,796
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	2,929,172	2,985,967
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	13,312,459	13,570,583
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2032	908	944
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	1,253	1,313
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	3,625	3,808
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	76,062	80,087
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	10,731,788	10,939,873
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	1,502	1,570
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	3,081	3,213
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	2,586	2,714
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	37,876	39,712
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	4,519,134	4,653,362
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	6,193,978	6,383,759
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	11,090,767	11,305,812
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	4,701	4,917
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	494	517
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	3,441	3,602
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	355	371
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2036	142	144
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	10,087	10,611
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	24,170,451	24,798,196
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	137,122	144,461
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	9,527,816	9,828,677
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	6,436,079	6,560,872
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	11,067,600	11,347,910
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,695	1,773
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	2,553	2,670
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,770	1,849
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,469	1,539
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	75	79
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	144,781	150,690
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	14,756,717	15,038,232
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	3,393	3,481
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	2,692	2,819
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	72	75
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	4,148	4,332
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	636	667
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	526	550
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	1,200	1,261
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	5,390	5,674
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2052	6,320,595	6,478,702
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	2,534,905	2,603,068
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	12,222,136	12,455,299
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	1,952,994	2,025,039
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	226	239
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	7,459,246	7,786,277
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	4,501	4,761
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	14,970,303	15,485,120
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2035	9,935	10,494
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	6,247,781	6,521,698
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	9,118	9,490
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	93,213	97,295
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2036	645	683
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	290	306
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	1,391	1,472
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	2,190,759	2,260,620
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2037	418	444
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2035	709	741
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	6,619,882	6,914,767
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	3,800,232	3,922,903
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	26,076	27,151
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	4,972	5,173
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	313	331
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	10,569	11,049
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	4,854,427	5,011,126
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	2,468	2,610
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	564	597
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	78,652	82,063
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	62,299	64,973
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	14,625	15,259
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	238	252
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	5,174,566	5,404,665
Fannie Mae Mortgage pass-thru certificates 6.752% 2/1/2039 (b)	87,703	90,444
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2026	8	8
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	1,359	1,371
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	18	19
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	28	29
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	79	83
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	761	798
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	121	127
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2025	9	9
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2025	15	15
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2025	18	18
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	478	482
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2027	10	10
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	70	73
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	22	24
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	112	117
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	339	356
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	89	93
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	110	116
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	179	187
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	199	211
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	11	11
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	9	9
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	26	26
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2026	60	63
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	66	69
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	43	45
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	96	100
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	56	58
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	73	76
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	702	735
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2025	4	4
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	291	294
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	20	20
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	289	304
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	854	895
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2032	130	137
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2026	47	48
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2026	9	9
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2027	19	20
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	198	208
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	321	336
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	134	141
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	838	878
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	322	337
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	24	25
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2031	580	607
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2032	161	169
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	1,089	1,154
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	30	30
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	5	5
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	15	15
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	31	32
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	19	20
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	7	8
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	4,219	4,435
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	121	127
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	241	253
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	326	327
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	34	36
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2028	44	46
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2031	119	125
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	212	225
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	315	333
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	4	4
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	21	21
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	17	18
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	7	7
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	2,630	2,755
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	6,300	6,600
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	345	363
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	913	965
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	158	167
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	1,172	1,227
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	771	808
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	3,368	3,560
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	717	751
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	1,640	1,718
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	600	635
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2026	123	123
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2026	1	1
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	1,219	1,277
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	24	25
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	97	102
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	567	594
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	83	87
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	206	216
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	501	528
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	120	126
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	462	489
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2037	1,695	1,819
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	37	37
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	23	23
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	5	5
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	6	6
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	750	756
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	602	631
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	135	142
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	49	51
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	131	138
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	392	411
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	51	54
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	427	447
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	1,514	1,600
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	5,975	6,320
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	6	6
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	16	16
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	8	8
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	835	842
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	10	10
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	105	110
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	380	398
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	282	295
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	220	230
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2029	59	62
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2030	1,518	1,590
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	128	134
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	148	156
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	68	72
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	1,671	1,751
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2032	1,219	1,290
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2026	20	20
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	14	14
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	508	516
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	188	193
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	256	262
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	23	24
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	176	181
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	539	552
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	46	48
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	44	45
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	493	505
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	10	10
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	20	20
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	62	64
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	171	176
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	37	38
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	5	5
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	24	25
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	165	172
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	1,165	1,222
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2026	9	9
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	145	149
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	249	254
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	309	317
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	25	25
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	96	98
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	27	28
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	176	178
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	202	205
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	82	85
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	28	29
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	393	413
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	123	126
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	158	163
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	321	329
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	117	122
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2030	553	585
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2026	6	6
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	206	210
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	166	169
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	29	30
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	62	63
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	81	83
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	27	29
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	551	575
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2031	350	370
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2026	418	419
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	338	349
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	720	736
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	253	258
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2026	50	50
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	154	158
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	13	14
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	29	29
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	49	50
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	569	582
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	51	52
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	56	59
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	23	24
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	201	203
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	249	254
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	42	43
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	374	386
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2026	4	4
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	131	133
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	26	26
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	101	103
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	104	107
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	87	89
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	8	8
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	69	71
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	35	36
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	402	419
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	18	18
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	137	145
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	6,733	6,925
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2025	71	71
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	94	96
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	43	44
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	9	9
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	367	377
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	15	15
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	40	41
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	22	23
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	7	7
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	12	12
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	116	118
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	39	41
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	466	486
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	242	252
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	29	30
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	3,330	3,533
Freddie Mac Gold Pool 1.5% 1/1/2036	3,855,397	3,406,050
Freddie Mac Gold Pool 1.5% 1/1/2051	11,578,821	8,808,996
Freddie Mac Gold Pool 1.5% 11/1/2035	4,060,620	3,598,774
Freddie Mac Gold Pool 1.5% 11/1/2035	249,834	221,419
Freddie Mac Gold Pool 1.5% 11/1/2050	103,031	79,221
Freddie Mac Gold Pool 1.5% 12/1/2035	3,087,843	2,736,639
Freddie Mac Gold Pool 1.5% 12/1/2040	587,022	487,489
Freddie Mac Gold Pool 1.5% 12/1/2050	73,837	56,774
Freddie Mac Gold Pool 1.5% 12/1/2050	30,572	23,536
Freddie Mac Gold Pool 1.5% 2/1/2036	184,122	162,663
Freddie Mac Gold Pool 1.5% 2/1/2036	2,826,889	2,497,414
Freddie Mac Gold Pool 1.5% 2/1/2041	1,009,182	836,805
Freddie Mac Gold Pool 1.5% 2/1/2051	11,758,185	8,945,453
Freddie Mac Gold Pool 1.5% 3/1/2036	116,342	102,782
Freddie Mac Gold Pool 1.5% 3/1/2041	1,024,582	848,968
Freddie Mac Gold Pool 1.5% 3/1/2051	9,359,960	7,120,919
Freddie Mac Gold Pool 1.5% 3/1/2051	25,382	19,540
Freddie Mac Gold Pool 1.5% 4/1/2036	199,814	176,213
Freddie Mac Gold Pool 1.5% 4/1/2041	1,044,744	865,096
Freddie Mac Gold Pool 1.5% 4/1/2041	4,218,103	3,493,613
Freddie Mac Gold Pool 1.5% 5/1/2036	206,772	181,962
Freddie Mac Gold Pool 1.5% 6/1/2036	208,181	183,202
Freddie Mac Gold Pool 1.5% 6/1/2051	60,375	46,480
Freddie Mac Gold Pool 1.5% 7/1/2035	4,309,661	3,828,918
Freddie Mac Gold Pool 1.5% 7/1/2036	169,647	149,292
Freddie Mac Gold Pool 1.5% 8/1/2035	3,390,329	3,004,721
Freddie Mac Gold Pool 1.5% 8/1/2036	127,302	112,027
Freddie Mac Gold Pool 2% 1/1/2051	4,069,559	3,283,289
Freddie Mac Gold Pool 2% 1/1/2051	129,551	104,116
Freddie Mac Gold Pool 2% 1/1/2052	645,835	517,623
Freddie Mac Gold Pool 2% 1/1/2052	702,641	563,153
Freddie Mac Gold Pool 2% 10/1/2041	18,810	16,062
Freddie Mac Gold Pool 2% 10/1/2050	1,681,251	1,354,319
Freddie Mac Gold Pool 2% 10/1/2050	60,199	48,493
Freddie Mac Gold Pool 2% 10/1/2051	8,409,436	6,803,064
Freddie Mac Gold Pool 2% 10/1/2051	1,480,837	1,199,818
Freddie Mac Gold Pool 2% 10/1/2051	477,260	386,690
Freddie Mac Gold Pool 2% 10/1/2051	73,428	59,287
Freddie Mac Gold Pool 2% 10/1/2051	69,806	56,079
Freddie Mac Gold Pool 2% 11/1/2041	1,709,345	1,459,891
Freddie Mac Gold Pool 2% 11/1/2041	3,468,160	2,960,430
Freddie Mac Gold Pool 2% 11/1/2050	3,164,951	2,549,502
Freddie Mac Gold Pool 2% 11/1/2050	89,257	71,901
Freddie Mac Gold Pool 2% 11/1/2050	15,650	12,632
Freddie Mac Gold Pool 2% 11/1/2050	19,443,068	15,844,495
Freddie Mac Gold Pool 2% 11/1/2050	138,243	111,361
Freddie Mac Gold Pool 2% 11/1/2051	20,541	16,463
Freddie Mac Gold Pool 2% 11/1/2051	4,997,582	4,038,258
Freddie Mac Gold Pool 2% 11/1/2051	7,652,201	6,190,477
Freddie Mac Gold Pool 2% 11/1/2051	431,586	349,684
Freddie Mac Gold Pool 2% 11/1/2051	1,724,196	1,396,995
Freddie Mac Gold Pool 2% 11/1/2051	683,575	553,853
Freddie Mac Gold Pool 2% 11/1/2051	521,177	417,713
Freddie Mac Gold Pool 2% 11/1/2051	64,670	51,832
Freddie Mac Gold Pool 2% 11/1/2051	2,033,225	1,636,578
Freddie Mac Gold Pool 2% 11/1/2051	762,951	611,490
Freddie Mac Gold Pool 2% 11/1/2051	1,547,364	1,240,181
Freddie Mac Gold Pool 2% 12/1/2035	346,340	315,931
Freddie Mac Gold Pool 2% 12/1/2051	5,822,880	4,717,872
Freddie Mac Gold Pool 2% 12/1/2051	1,039,707	842,402
Freddie Mac Gold Pool 2% 12/1/2051	475,854	384,510
Freddie Mac Gold Pool 2% 12/1/2051	513,280	415,875
Freddie Mac Gold Pool 2% 12/1/2051	481,692	389,679
Freddie Mac Gold Pool 2% 12/1/2051	269,715	217,098
Freddie Mac Gold Pool 2% 12/1/2051	79,686	63,867
Freddie Mac Gold Pool 2% 12/1/2051	170,173	136,390
Freddie Mac Gold Pool 2% 12/1/2051	143,297	114,850
Freddie Mac Gold Pool 2% 2/1/2036	291,849	265,586
Freddie Mac Gold Pool 2% 2/1/2036	337,701	307,945
Freddie Mac Gold Pool 2% 2/1/2041	1,623,946	1,394,705
Freddie Mac Gold Pool 2% 2/1/2042	2,174,418	1,851,473
Freddie Mac Gold Pool 2% 2/1/2051	13,143,539	10,563,034
Freddie Mac Gold Pool 2% 2/1/2051	8,521,996	6,944,723
Freddie Mac Gold Pool 2% 2/1/2051	253,610	203,818
Freddie Mac Gold Pool 2% 2/1/2051	72,617	58,496
Freddie Mac Gold Pool 2% 2/1/2052	1,094,684	877,025
Freddie Mac Gold Pool 2% 2/1/2052	15,613,437	12,606,560
Freddie Mac Gold Pool 2% 2/1/2052	6,781,876	5,484,282
Freddie Mac Gold Pool 2% 2/1/2052	480,730	385,145
Freddie Mac Gold Pool 2% 3/1/2036	253,783	230,945
Freddie Mac Gold Pool 2% 3/1/2041	1,807,830	1,559,594
Freddie Mac Gold Pool 2% 3/1/2051	21,957,490	17,646,519
Freddie Mac Gold Pool 2% 3/1/2051	865,287	695,403
Freddie Mac Gold Pool 2% 3/1/2051	4,190,996	3,376,025
Freddie Mac Gold Pool 2% 3/1/2052	3,216,120	2,576,650
Freddie Mac Gold Pool 2% 4/1/2041	17,464	14,982
Freddie Mac Gold Pool 2% 4/1/2042	9,005,277	7,738,575
Freddie Mac Gold Pool 2% 4/1/2051	1,019,049	818,976
Freddie Mac Gold Pool 2% 4/1/2051	3,266,728	2,625,363
Freddie Mac Gold Pool 2% 4/1/2052	317,940	254,822
Freddie Mac Gold Pool 2% 5/1/2036	444,258	404,280
Freddie Mac Gold Pool 2% 5/1/2041	1,508,396	1,292,753
Freddie Mac Gold Pool 2% 5/1/2051	22,050,959	17,721,637
Freddie Mac Gold Pool 2% 5/1/2051	20,181,346	16,427,210
Freddie Mac Gold Pool 2% 5/1/2051	794,759	644,931
Freddie Mac Gold Pool 2% 5/1/2051	414,489	334,407
Freddie Mac Gold Pool 2% 5/1/2051	980,957	791,428
Freddie Mac Gold Pool 2% 5/1/2051	1,521,629	1,222,884
Freddie Mac Gold Pool 2% 6/1/2035	24,891,189	22,682,400
Freddie Mac Gold Pool 2% 6/1/2041	2,515,190	2,154,171
Freddie Mac Gold Pool 2% 6/1/2050	5,622,757	4,568,026
Freddie Mac Gold Pool 2% 6/1/2050	50,533,747	40,770,244
Freddie Mac Gold Pool 2% 6/1/2051	52,216	41,965
Freddie Mac Gold Pool 2% 6/1/2052	1,237,692	994,306
Freddie Mac Gold Pool 2% 7/1/2041	18,045	15,444
Freddie Mac Gold Pool 2% 7/1/2041	10,591,352	9,114,918
Freddie Mac Gold Pool 2% 7/1/2050	150,048	121,058
Freddie Mac Gold Pool 2% 7/1/2050	63,617	51,326
Freddie Mac Gold Pool 2% 7/1/2051	436,694	353,959
Freddie Mac Gold Pool 2% 8/1/2035	1,022,542	929,248
Freddie Mac Gold Pool 2% 8/1/2051	32,808	26,357
Freddie Mac Gold Pool 2% 8/1/2051	463,873	373,090
Freddie Mac Gold Pool 2% 8/1/2051	24,409	19,609
Freddie Mac Gold Pool 2% 8/1/2051	997,338	803,398
Freddie Mac Gold Pool 2% 8/1/2052	33,074	26,508
Freddie Mac Gold Pool 2% 8/1/2052	1,848,557	1,481,581
Freddie Mac Gold Pool 2% 9/1/2050	42,847,645	34,515,596
Freddie Mac Gold Pool 2% 9/1/2050	43,972	35,422
Freddie Mac Gold Pool 2% 9/1/2050	316,001	254,552
Freddie Mac Gold Pool 2% 9/1/2051	20,281	16,236
Freddie Mac Gold Pool 2.5% 1/1/2041	3,595,378	3,174,292
Freddie Mac Gold Pool 2.5% 1/1/2042	2,346,240	2,060,512
Freddie Mac Gold Pool 2.5% 1/1/2052	2,199,599	1,858,868
Freddie Mac Gold Pool 2.5% 1/1/2052	8,092,002	6,828,386
Freddie Mac Gold Pool 2.5% 10/1/2041	1,153,014	1,014,400
Freddie Mac Gold Pool 2.5% 10/1/2050	2,237,608	1,895,184
Freddie Mac Gold Pool 2.5% 11/1/2031	960,905	916,238
Freddie Mac Gold Pool 2.5% 11/1/2041	751,543	664,012
Freddie Mac Gold Pool 2.5% 11/1/2041	627,916	554,783
Freddie Mac Gold Pool 2.5% 11/1/2050	1,694,139	1,443,354
Freddie Mac Gold Pool 2.5% 11/1/2051	2,635,656	2,210,081
Freddie Mac Gold Pool 2.5% 12/1/2050	1,538,129	1,310,438
Freddie Mac Gold Pool 2.5% 12/1/2051	1,812,059	1,519,468
Freddie Mac Gold Pool 2.5% 12/1/2051	5,484,491	4,628,055
Freddie Mac Gold Pool 2.5% 12/1/2051	6,856,738	5,794,588
Freddie Mac Gold Pool 2.5% 2/1/2030	239,541	231,486
Freddie Mac Gold Pool 2.5% 2/1/2035	1,240,312	1,159,695
Freddie Mac Gold Pool 2.5% 2/1/2036	6,214,879	5,801,217
Freddie Mac Gold Pool 2.5% 2/1/2042	2,272,612	2,024,969
Freddie Mac Gold Pool 2.5% 2/1/2051	6,397,224	5,450,236
Freddie Mac Gold Pool 2.5% 2/1/2051	4,883,540	4,114,841
Freddie Mac Gold Pool 2.5% 2/1/2052	3,539,068	2,964,302
Freddie Mac Gold Pool 2.5% 3/1/2032	4,266,001	4,063,923
Freddie Mac Gold Pool 2.5% 3/1/2050	1,936,801	1,634,963
Freddie Mac Gold Pool 2.5% 3/1/2051	4,649,636	3,917,755
Freddie Mac Gold Pool 2.5% 4/1/2042	485,738	428,254
Freddie Mac Gold Pool 2.5% 4/1/2047	3,544,052	3,001,702
Freddie Mac Gold Pool 2.5% 5/1/2035	3,243,485	3,032,667
Freddie Mac Gold Pool 2.5% 5/1/2041	4,871,667	4,319,333
Freddie Mac Gold Pool 2.5% 5/1/2051	26,803,874	22,794,186
Freddie Mac Gold Pool 2.5% 6/1/2031	930,634	891,475
Freddie Mac Gold Pool 2.5% 6/1/2040	380,391	338,238
Freddie Mac Gold Pool 2.5% 6/1/2041	573,917	508,150
Freddie Mac Gold Pool 2.5% 7/1/2032	1,359,037	1,292,958
Freddie Mac Gold Pool 2.5% 7/1/2036	3,099,954	2,893,621
Freddie Mac Gold Pool 2.5% 7/1/2051	4,070,367	3,442,387
Freddie Mac Gold Pool 2.5% 7/1/2051	4,192,627	3,545,784
Freddie Mac Gold Pool 2.5% 8/1/2032	3,013,905	2,866,087
Freddie Mac Gold Pool 2.5% 8/1/2041	522,496	462,131
Freddie Mac Gold Pool 2.5% 9/1/2041	1,152,996	1,026,995
Freddie Mac Gold Pool 2.5% 9/1/2051	53,334	44,772
Freddie Mac Gold Pool 3% 1/1/2034	69,351	66,822
Freddie Mac Gold Pool 3% 1/1/2043	49,204	44,922
Freddie Mac Gold Pool 3% 1/1/2052	1,964,121	1,721,740
Freddie Mac Gold Pool 3% 1/1/2052	781,977	685,478
Freddie Mac Gold Pool 3% 10/1/2042	40,195	36,599
Freddie Mac Gold Pool 3% 10/1/2049	3,362,765	2,969,853
Freddie Mac Gold Pool 3% 10/1/2051	2,095,396	1,847,947
Freddie Mac Gold Pool 3% 10/1/2051	816,713	716,438
Freddie Mac Gold Pool 3% 11/1/2042	8,257	7,565
Freddie Mac Gold Pool 3% 11/1/2049	26,623,329	23,687,327
Freddie Mac Gold Pool 3% 11/1/2050	974,810	857,256
Freddie Mac Gold Pool 3% 11/1/2051	768,764	674,136
Freddie Mac Gold Pool 3% 11/1/2051	3,209,763	2,815,671
Freddie Mac Gold Pool 3% 12/1/2030	410,436	397,732
Freddie Mac Gold Pool 3% 12/1/2032	1,156,426	1,118,284
Freddie Mac Gold Pool 3% 12/1/2033	34,397	33,142
Freddie Mac Gold Pool 3% 12/1/2042	914,934	836,684
Freddie Mac Gold Pool 3% 12/1/2050	8,019,220	7,052,168
Freddie Mac Gold Pool 3% 2/1/2033	116,369	112,004
Freddie Mac Gold Pool 3% 2/1/2033	403,905	391,825
Freddie Mac Gold Pool 3% 2/1/2037	365,245	344,568
Freddie Mac Gold Pool 3% 2/1/2037	20,564	19,400
Freddie Mac Gold Pool 3% 2/1/2043	60,190	55,229
Freddie Mac Gold Pool 3% 2/1/2043	31,062	28,391
Freddie Mac Gold Pool 3% 2/1/2043	17,289	15,737
Freddie Mac Gold Pool 3% 2/1/2052	545,300	477,838
Freddie Mac Gold Pool 3% 2/1/2052	788,324	693,505
Freddie Mac Gold Pool 3% 2/1/2052	859,693	753,334
Freddie Mac Gold Pool 3% 3/1/2033	67,030	64,516
Freddie Mac Gold Pool 3% 3/1/2033	30,264	29,091
Freddie Mac Gold Pool 3% 3/1/2043	63,555	58,090
Freddie Mac Gold Pool 3% 3/1/2048	393,752	349,960
Freddie Mac Gold Pool 3% 3/1/2050	6,083,790	5,363,443
Freddie Mac Gold Pool 3% 3/1/2052	993,881	870,921
Freddie Mac Gold Pool 3% 3/1/2052	5,675,541	4,992,891
Freddie Mac Gold Pool 3% 4/1/2032	8,855	8,584
Freddie Mac Gold Pool 3% 4/1/2032	23,741	22,983
Freddie Mac Gold Pool 3% 4/1/2034	485,731	467,108
Freddie Mac Gold Pool 3% 4/1/2043	26,431	24,169
Freddie Mac Gold Pool 3% 4/1/2046	86,280	77,594
Freddie Mac Gold Pool 3% 4/1/2046	104,048	93,573
Freddie Mac Gold Pool 3% 4/1/2050	2,809,338	2,490,747
Freddie Mac Gold Pool 3% 4/1/2050	6,091,535	5,370,271
Freddie Mac Gold Pool 3% 4/1/2052	5,300,688	4,707,849
Freddie Mac Gold Pool 3% 5/1/2033	36,689	35,472
Freddie Mac Gold Pool 3% 5/1/2045	28,850	25,982
Freddie Mac Gold Pool 3% 5/1/2046	259,123	233,037
Freddie Mac Gold Pool 3% 5/1/2046	1,623,897	1,460,420
Freddie Mac Gold Pool 3% 5/1/2051	2,853,718	2,506,016
Freddie Mac Gold Pool 3% 5/1/2052	6,756,633	5,915,445
Freddie Mac Gold Pool 3% 6/1/2046	1,593,292	1,431,900
Freddie Mac Gold Pool 3% 6/1/2052	3,266,037	2,861,973
Freddie Mac Gold Pool 3% 6/1/2052	3,976,734	3,504,008
Freddie Mac Gold Pool 3% 7/1/2032	45,320	43,761
Freddie Mac Gold Pool 3% 7/1/2043	32,089	29,267
Freddie Mac Gold Pool 3% 7/1/2043	133,182	121,508
Freddie Mac Gold Pool 3% 7/1/2045	70,027	63,065
Freddie Mac Gold Pool 3% 7/1/2045	23,197	21,065
Freddie Mac Gold Pool 3% 8/1/2032	52,385	50,600
Freddie Mac Gold Pool 3% 8/1/2032	35,768	34,527
Freddie Mac Gold Pool 3% 8/1/2042	8,827	8,052
Freddie Mac Gold Pool 3% 8/1/2042	11,490	10,510
Freddie Mac Gold Pool 3% 8/1/2045	17,220	15,497
Freddie Mac Gold Pool 3% 8/1/2045	30,726	27,700
Freddie Mac Gold Pool 3% 9/1/2051	732,030	640,413
Freddie Mac Gold Pool 3% 9/1/2051	808,770	709,217
Freddie Mac Gold Pool 3% 9/1/2051	2,770,691	2,431,373
Freddie Mac Gold Pool 3.5% 1/1/2032	8,266	8,079
Freddie Mac Gold Pool 3.5% 1/1/2044	4,049,792	3,792,151
Freddie Mac Gold Pool 3.5% 1/1/2044	2,052,719	1,921,104
Freddie Mac Gold Pool 3.5% 1/1/2045	1,569,680	1,468,774
Freddie Mac Gold Pool 3.5% 1/1/2046	6,188	5,756
Freddie Mac Gold Pool 3.5% 1/1/2048	3,427,277	3,162,450
Freddie Mac Gold Pool 3.5% 1/1/2048	16,365	15,229
Freddie Mac Gold Pool 3.5% 1/1/2052	999,900	907,639
Freddie Mac Gold Pool 3.5% 10/1/2040	107,063	100,156
Freddie Mac Gold Pool 3.5% 10/1/2042	40,554	37,948
Freddie Mac Gold Pool 3.5% 10/1/2042	5,424	5,068
Freddie Mac Gold Pool 3.5% 10/1/2047	58,564	54,497
Freddie Mac Gold Pool 3.5% 10/1/2051	3,376,852	3,094,816
Freddie Mac Gold Pool 3.5% 11/1/2033	2,330,226	2,271,274
Freddie Mac Gold Pool 3.5% 11/1/2033	510,582	497,095
Freddie Mac Gold Pool 3.5% 11/1/2040	224,328	209,855
Freddie Mac Gold Pool 3.5% 11/1/2045	27,502	25,581
Freddie Mac Gold Pool 3.5% 11/1/2045	1,785,515	1,660,832
Freddie Mac Gold Pool 3.5% 11/1/2045	35,270	32,732
Freddie Mac Gold Pool 3.5% 11/1/2047	32,508	30,167
Freddie Mac Gold Pool 3.5% 11/1/2047	404,910	376,786
Freddie Mac Gold Pool 3.5% 12/1/2033	125,434	122,022
Freddie Mac Gold Pool 3.5% 12/1/2040	219,836	205,515
Freddie Mac Gold Pool 3.5% 12/1/2047	101,267	94,234
Freddie Mac Gold Pool 3.5% 12/1/2054	26,999,985	24,498,145
Freddie Mac Gold Pool 3.5% 2/1/2034	2,450,692	2,384,768
Freddie Mac Gold Pool 3.5% 2/1/2034	2,194,128	2,129,878
Freddie Mac Gold Pool 3.5% 2/1/2043	74,017	69,716
Freddie Mac Gold Pool 3.5% 2/1/2043	185,557	173,866
Freddie Mac Gold Pool 3.5% 2/1/2043	2,400,952	2,245,232
Freddie Mac Gold Pool 3.5% 2/1/2046	1,202,007	1,116,943
Freddie Mac Gold Pool 3.5% 2/1/2052	877,075	802,725
Freddie Mac Gold Pool 3.5% 3/1/2032	2,606,242	2,546,432
Freddie Mac Gold Pool 3.5% 3/1/2045	606,427	564,080
Freddie Mac Gold Pool 3.5% 3/1/2045	53,558	49,818
Freddie Mac Gold Pool 3.5% 3/1/2045	108,075	100,528
Freddie Mac Gold Pool 3.5% 3/1/2045	163,556	152,135
Freddie Mac Gold Pool 3.5% 3/1/2046	2,583,708	2,404,902
Freddie Mac Gold Pool 3.5% 3/1/2047	27,184	25,184
Freddie Mac Gold Pool 3.5% 3/1/2052	2,403,884	2,194,096
Freddie Mac Gold Pool 3.5% 3/1/2052 (v)	6,533,273	5,977,405
Freddie Mac Gold Pool 3.5% 3/1/2052	2,597,368	2,373,358
Freddie Mac Gold Pool 3.5% 3/1/2052	999,901	907,639
Freddie Mac Gold Pool 3.5% 3/1/2052	51,250	46,521
Freddie Mac Gold Pool 3.5% 3/1/2052	999,901	907,640
Freddie Mac Gold Pool 3.5% 3/1/2052	999,900	907,639
Freddie Mac Gold Pool 3.5% 3/1/2055	425,000	385,619
Freddie Mac Gold Pool 3.5% 4/1/2033	1,248,278	1,220,863
Freddie Mac Gold Pool 3.5% 4/1/2037	13,895	13,343
Freddie Mac Gold Pool 3.5% 4/1/2040	265,914	248,924
Freddie Mac Gold Pool 3.5% 4/1/2042	1,605,388	1,508,324
Freddie Mac Gold Pool 3.5% 4/1/2042	15,270	14,325
Freddie Mac Gold Pool 3.5% 4/1/2042	100,554	94,314
Freddie Mac Gold Pool 3.5% 4/1/2043	96,042	89,834
Freddie Mac Gold Pool 3.5% 4/1/2043	222,084	207,529
Freddie Mac Gold Pool 3.5% 4/1/2046	398,662	370,200
Freddie Mac Gold Pool 3.5% 4/1/2046	1,324,785	1,231,033
Freddie Mac Gold Pool 3.5% 4/1/2052	999,900	907,327
Freddie Mac Gold Pool 3.5% 4/1/2052	2,750,855	2,534,857
Freddie Mac Gold Pool 3.5% 4/1/2052	2,231,961	2,026,017
Freddie Mac Gold Pool 3.5% 4/1/2052	999,900	907,327
Freddie Mac Gold Pool 3.5% 5/1/2033	40,820	39,768
Freddie Mac Gold Pool 3.5% 5/1/2034	24,292	23,599
Freddie Mac Gold Pool 3.5% 5/1/2034	147,137	142,907
Freddie Mac Gold Pool 3.5% 5/1/2040	100,084	93,690
Freddie Mac Gold Pool 3.5% 5/1/2040	550,727	515,539
Freddie Mac Gold Pool 3.5% 5/1/2045	525,176	488,339
Freddie Mac Gold Pool 3.5% 5/1/2045	6,410	5,960
Freddie Mac Gold Pool 3.5% 5/1/2045	71,682	66,676
Freddie Mac Gold Pool 3.5% 5/1/2045	17,573	16,346
Freddie Mac Gold Pool 3.5% 5/1/2045	38,872	36,157
Freddie Mac Gold Pool 3.5% 5/1/2046	2,762,309	2,568,553
Freddie Mac Gold Pool 3.5% 5/1/2046	1,298,258	1,206,384
Freddie Mac Gold Pool 3.5% 5/1/2046	588,572	546,552
Freddie Mac Gold Pool 3.5% 5/1/2052	1,022,003	928,342
Freddie Mac Gold Pool 3.5% 6/1/2032	1,370,829	1,338,512
Freddie Mac Gold Pool 3.5% 6/1/2040	476,587	446,137
Freddie Mac Gold Pool 3.5% 6/1/2045	635,483	590,908
Freddie Mac Gold Pool 3.5% 6/1/2045	100,248	93,216
Freddie Mac Gold Pool 3.5% 6/1/2045	2,181,454	2,029,123
Freddie Mac Gold Pool 3.5% 6/1/2045	123,395	114,856
Freddie Mac Gold Pool 3.5% 6/1/2052	999,900	907,327
Freddie Mac Gold Pool 3.5% 6/1/2052	494,997	449,169
Freddie Mac Gold Pool 3.5% 7/1/2032	334,676	326,718
Freddie Mac Gold Pool 3.5% 7/1/2032	1,166,824	1,139,575
Freddie Mac Gold Pool 3.5% 7/1/2040	68,440	64,067
Freddie Mac Gold Pool 3.5% 7/1/2042	2,219,205	2,075,498
Freddie Mac Gold Pool 3.5% 7/1/2047	989,748	921,621
Freddie Mac Gold Pool 3.5% 7/1/2052	2,148,250	1,949,359
Freddie Mac Gold Pool 3.5% 8/1/2034	246,770	239,577
Freddie Mac Gold Pool 3.5% 8/1/2034	18,698	18,157
Freddie Mac Gold Pool 3.5% 8/1/2040	311,531	291,432
Freddie Mac Gold Pool 3.5% 8/1/2042	1,257,925	1,177,629
Freddie Mac Gold Pool 3.5% 8/1/2047	178,419	166,026
Freddie Mac Gold Pool 3.5% 8/1/2047	1,504,843	1,401,261
Freddie Mac Gold Pool 3.5% 8/1/2047	118,384	110,236
Freddie Mac Gold Pool 3.5% 8/1/2051	4,381,612	4,017,029
Freddie Mac Gold Pool 3.5% 8/1/2052	2,178,450	1,976,763
Freddie Mac Gold Pool 3.5% 8/1/2052	999,901	907,327
Freddie Mac Gold Pool 3.5% 9/1/2040	234,808	218,265
Freddie Mac Gold Pool 3.5% 9/1/2042	2,146	2,006
Freddie Mac Gold Pool 3.5% 9/1/2042	3,446,323	3,221,470
Freddie Mac Gold Pool 3.5% 9/1/2042	2,838,571	2,652,143
Freddie Mac Gold Pool 3.5% 9/1/2046	72,196	66,974
Freddie Mac Gold Pool 3.5% 9/1/2046	467,564	434,914
Freddie Mac Gold Pool 3.5% 9/1/2047	33,365	31,047
Freddie Mac Gold Pool 3.5% 9/1/2047	27,477	25,568
Freddie Mac Gold Pool 3.5% 9/1/2052	2,159,186	1,959,283
Freddie Mac Gold Pool 4% 1/1/2041	1,289,123	1,248,988
Freddie Mac Gold Pool 4% 1/1/2041	29,224	28,383
Freddie Mac Gold Pool 4% 1/1/2041	6,988	6,762
Freddie Mac Gold Pool 4% 1/1/2043	9,437	9,094
Freddie Mac Gold Pool 4% 1/1/2044	34,942	33,613
Freddie Mac Gold Pool 4% 1/1/2044	28,413	27,365
Freddie Mac Gold Pool 4% 10/1/2041	463,589	448,588
Freddie Mac Gold Pool 4% 10/1/2041	54,868	53,097
Freddie Mac Gold Pool 4% 10/1/2041	51,845	50,186
Freddie Mac Gold Pool 4% 10/1/2041	27,488	26,613
Freddie Mac Gold Pool 4% 10/1/2042	7,360	7,158
Freddie Mac Gold Pool 4% 10/1/2042	4,996	4,815
Freddie Mac Gold Pool 4% 10/1/2042	18,112	17,501
Freddie Mac Gold Pool 4% 10/1/2043	10,179	9,794
Freddie Mac Gold Pool 4% 10/1/2043	98,562	94,935
Freddie Mac Gold Pool 4% 10/1/2043	36,743	35,347
Freddie Mac Gold Pool 4% 10/1/2043	12,484	12,047
Freddie Mac Gold Pool 4% 10/1/2052	4,500,910	4,276,369
Freddie Mac Gold Pool 4% 11/1/2041	77,845	75,262
Freddie Mac Gold Pool 4% 11/1/2041	16,280	15,801
Freddie Mac Gold Pool 4% 11/1/2041	2,121	2,052
Freddie Mac Gold Pool 4% 11/1/2042	32,252	31,153
Freddie Mac Gold Pool 4% 11/1/2042	77,649	75,024
Freddie Mac Gold Pool 4% 11/1/2042	66,454	64,098
Freddie Mac Gold Pool 4% 11/1/2042	24,097	23,227
Freddie Mac Gold Pool 4% 11/1/2042	2,561	2,503
Freddie Mac Gold Pool 4% 11/1/2042	1,268,795	1,227,003
Freddie Mac Gold Pool 4% 11/1/2042	842,369	815,376
Freddie Mac Gold Pool 4% 11/1/2043	221,573	213,774
Freddie Mac Gold Pool 4% 11/1/2045	118,066	113,380
Freddie Mac Gold Pool 4% 11/1/2047	1,028,699	981,114
Freddie Mac Gold Pool 4% 11/1/2051	37,768	36,037
Freddie Mac Gold Pool 4% 12/1/2040	6,318	6,123
Freddie Mac Gold Pool 4% 12/1/2040	5,855	5,674
Freddie Mac Gold Pool 4% 12/1/2040	16,603	16,111
Freddie Mac Gold Pool 4% 12/1/2042	15,885	15,401
Freddie Mac Gold Pool 4% 12/1/2042	26,977	26,032
Freddie Mac Gold Pool 4% 12/1/2042	930,255	899,952
Freddie Mac Gold Pool 4% 12/1/2045	1,630,807	1,567,092
Freddie Mac Gold Pool 4% 12/1/2045	415,042	400,511
Freddie Mac Gold Pool 4% 12/1/2047	4,133,197	3,942,009
Freddie Mac Gold Pool 4% 2/1/2041	329,786	319,082
Freddie Mac Gold Pool 4% 2/1/2042	32,198	31,168
Freddie Mac Gold Pool 4% 2/1/2042	1,773	1,718
Freddie Mac Gold Pool 4% 2/1/2042	1,967,193	1,901,198
Freddie Mac Gold Pool 4% 2/1/2043	54,117	52,183
Freddie Mac Gold Pool 4% 2/1/2043	30,774	29,663
Freddie Mac Gold Pool 4% 2/1/2043	47,709	45,981
Freddie Mac Gold Pool 4% 2/1/2043	20,466	19,713
Freddie Mac Gold Pool 4% 2/1/2044	15,127	14,542
Freddie Mac Gold Pool 4% 2/1/2044	37,359	35,982
Freddie Mac Gold Pool 4% 2/1/2044	20,403	19,686
Freddie Mac Gold Pool 4% 2/1/2045	915,269	881,118
Freddie Mac Gold Pool 4% 2/1/2046	52,936	50,768
Freddie Mac Gold Pool 4% 2/1/2046	104,951	100,654
Freddie Mac Gold Pool 4% 2/1/2046	22,804	21,870
Freddie Mac Gold Pool 4% 2/1/2048	1,269,769	1,212,224
Freddie Mac Gold Pool 4% 2/1/2048	68,748	65,676
Freddie Mac Gold Pool 4% 2/1/2052	16,071	15,334
Freddie Mac Gold Pool 4% 2/1/2052	21,705	20,710
Freddie Mac Gold Pool 4% 2/1/2053	3,277,351	3,107,705
Freddie Mac Gold Pool 4% 3/1/2042	42,727	41,354
Freddie Mac Gold Pool 4% 3/1/2042	38,255	36,974
Freddie Mac Gold Pool 4% 3/1/2042	8,196	7,902
Freddie Mac Gold Pool 4% 3/1/2043	9,658	9,304
Freddie Mac Gold Pool 4% 3/1/2043	21,948	21,226
Freddie Mac Gold Pool 4% 3/1/2044	33,573	32,299
Freddie Mac Gold Pool 4% 4/1/2040	1,045	1,020
Freddie Mac Gold Pool 4% 4/1/2042	12,129	11,710
Freddie Mac Gold Pool 4% 4/1/2042	11,180	10,839
Freddie Mac Gold Pool 4% 4/1/2042	14,090	13,671
Freddie Mac Gold Pool 4% 4/1/2042	15,253	14,708
Freddie Mac Gold Pool 4% 4/1/2042	523,831	506,199
Freddie Mac Gold Pool 4% 4/1/2042	401,508	388,363
Freddie Mac Gold Pool 4% 4/1/2043	9,815	9,542
Freddie Mac Gold Pool 4% 4/1/2043	33,224	32,087
Freddie Mac Gold Pool 4% 4/1/2043	675,046	652,119
Freddie Mac Gold Pool 4% 4/1/2046	337,450	323,212
Freddie Mac Gold Pool 4% 4/1/2048	20,861	19,903
Freddie Mac Gold Pool 4% 4/1/2048	128,913	122,990
Freddie Mac Gold Pool 4% 4/1/2048	264,619	252,462
Freddie Mac Gold Pool 4% 4/1/2048	44,773	42,716
Freddie Mac Gold Pool 4% 4/1/2048	206,806	197,304
Freddie Mac Gold Pool 4% 4/1/2052	41,338	39,431
Freddie Mac Gold Pool 4% 4/1/2052	26,623	25,395
Freddie Mac Gold Pool 4% 5/1/2037	2,229,233	2,184,600
Freddie Mac Gold Pool 4% 5/1/2042	67,412	65,275
Freddie Mac Gold Pool 4% 5/1/2043	11,313	10,890
Freddie Mac Gold Pool 4% 5/1/2043	11,357	10,932
Freddie Mac Gold Pool 4% 5/1/2043	40,589	39,105
Freddie Mac Gold Pool 4% 5/1/2043	13,382	12,884
Freddie Mac Gold Pool 4% 5/1/2043	4,389	4,230
Freddie Mac Gold Pool 4% 5/1/2045	65,535	63,057
Freddie Mac Gold Pool 4% 5/1/2045	1,934,173	1,871,905
Freddie Mac Gold Pool 4% 5/1/2048	2,915,372	2,785,072
Freddie Mac Gold Pool 4% 6/1/2041	19,639	18,989
Freddie Mac Gold Pool 4% 6/1/2041	3,581	3,517
Freddie Mac Gold Pool 4% 6/1/2042	23,639	22,857
Freddie Mac Gold Pool 4% 6/1/2043	17,180	16,544
Freddie Mac Gold Pool 4% 6/1/2043	37,741	36,523
Freddie Mac Gold Pool 4% 6/1/2050	530,626	502,620
Freddie Mac Gold Pool 4% 6/1/2052	22,236	21,210
Freddie Mac Gold Pool 4% 7/1/2041	186,629	180,413
Freddie Mac Gold Pool 4% 7/1/2042	583,805	563,706
Freddie Mac Gold Pool 4% 7/1/2043	54,443	52,555
Freddie Mac Gold Pool 4% 7/1/2043	6,202	5,970
Freddie Mac Gold Pool 4% 7/1/2043	85,145	82,026
Freddie Mac Gold Pool 4% 7/1/2043	77,404	74,732
Freddie Mac Gold Pool 4% 7/1/2043	39,573	38,127
Freddie Mac Gold Pool 4% 7/1/2043	21,072	20,282
Freddie Mac Gold Pool 4% 7/1/2043	24,348	23,440
Freddie Mac Gold Pool 4% 7/1/2044	1,408,239	1,363,515
Freddie Mac Gold Pool 4% 7/1/2052	33,635	32,083
Freddie Mac Gold Pool 4% 8/1/2043	43,978	42,355
Freddie Mac Gold Pool 4% 8/1/2043	21,327	20,636
Freddie Mac Gold Pool 4% 8/1/2043	30,743	29,718
Freddie Mac Gold Pool 4% 8/1/2043	5,660	5,448
Freddie Mac Gold Pool 4% 8/1/2044	10,065	9,722
Freddie Mac Gold Pool 4% 8/1/2044	9,763	9,393
Freddie Mac Gold Pool 4% 8/1/2052	20,113	19,171
Freddie Mac Gold Pool 4% 9/1/2040	31,149	30,179
Freddie Mac Gold Pool 4% 9/1/2041	56,486	54,663
Freddie Mac Gold Pool 4% 9/1/2041	20,602	19,936
Freddie Mac Gold Pool 4% 9/1/2041	11,883	11,524
Freddie Mac Gold Pool 4% 9/1/2041	18,672	18,052
Freddie Mac Gold Pool 4% 9/1/2042	49,542	48,019
Freddie Mac Gold Pool 4% 9/1/2042	4,548,966	4,396,555
Freddie Mac Gold Pool 4% 9/1/2043	48,019	46,240
Freddie Mac Gold Pool 4% 9/1/2043	56,337	54,318
Freddie Mac Gold Pool 4% 9/1/2043	44,710	43,092
Freddie Mac Gold Pool 4% 9/1/2043	25,770	24,845
Freddie Mac Gold Pool 4% 9/1/2043	47,546	45,761
Freddie Mac Gold Pool 4% 9/1/2043	56,433	54,428
Freddie Mac Gold Pool 4% 9/1/2043	7,815	7,555
Freddie Mac Gold Pool 4% 9/1/2043	17,790	17,114
Freddie Mac Gold Pool 4% 9/1/2043	1,328,243	1,287,822
Freddie Mac Gold Pool 4% 9/1/2051	41,388	39,491
Freddie Mac Gold Pool 4.5% 1/1/2041	11,980	11,898
Freddie Mac Gold Pool 4.5% 1/1/2041	17,734	17,603
Freddie Mac Gold Pool 4.5% 1/1/2041	827,848	821,570
Freddie Mac Gold Pool 4.5% 10/1/2039	8,260	8,201
Freddie Mac Gold Pool 4.5% 10/1/2040	35,226	34,926
Freddie Mac Gold Pool 4.5% 10/1/2040	59,466	59,001
Freddie Mac Gold Pool 4.5% 10/1/2041	142,208	140,949
Freddie Mac Gold Pool 4.5% 10/1/2044	1,013,150	1,003,100
Freddie Mac Gold Pool 4.5% 10/1/2048	183,544	179,773
Freddie Mac Gold Pool 4.5% 11/1/2039	932	925
Freddie Mac Gold Pool 4.5% 11/1/2040	2,823	2,802
Freddie Mac Gold Pool 4.5% 12/1/2039	463	459
Freddie Mac Gold Pool 4.5% 12/1/2040	13,417	13,301
Freddie Mac Gold Pool 4.5% 12/1/2040	16,731	16,585
Freddie Mac Gold Pool 4.5% 12/1/2040	1,124	1,114
Freddie Mac Gold Pool 4.5% 12/1/2045	170,368	169,175
Freddie Mac Gold Pool 4.5% 12/1/2047	466,316	457,464
Freddie Mac Gold Pool 4.5% 12/1/2048	2,648,065	2,594,487
Freddie Mac Gold Pool 4.5% 2/1/2040	3,844	3,817
Freddie Mac Gold Pool 4.5% 2/1/2041	20,673	20,514
Freddie Mac Gold Pool 4.5% 2/1/2041	9,414	9,331
Freddie Mac Gold Pool 4.5% 2/1/2041	16,292	16,172
Freddie Mac Gold Pool 4.5% 2/1/2041	13,757	13,658
Freddie Mac Gold Pool 4.5% 2/1/2041	22,160	21,986
Freddie Mac Gold Pool 4.5% 2/1/2041	10,597	10,518
Freddie Mac Gold Pool 4.5% 2/1/2041	85,631	84,988
Freddie Mac Gold Pool 4.5% 2/1/2041	21,913	21,719
Freddie Mac Gold Pool 4.5% 2/1/2041	21,922	21,724
Freddie Mac Gold Pool 4.5% 2/1/2044	14,448	14,305
Freddie Mac Gold Pool 4.5% 2/1/2044	62,893	62,269
Freddie Mac Gold Pool 4.5% 3/1/2041	4,469	4,434
Freddie Mac Gold Pool 4.5% 3/1/2041	92,073	91,364
Freddie Mac Gold Pool 4.5% 3/1/2041	15,219	15,090
Freddie Mac Gold Pool 4.5% 3/1/2041	21,258	21,094
Freddie Mac Gold Pool 4.5% 3/1/2042	2,374	2,356
Freddie Mac Gold Pool 4.5% 3/1/2044	11,823	11,705
Freddie Mac Gold Pool 4.5% 3/1/2044	37,786	37,411
Freddie Mac Gold Pool 4.5% 3/1/2044	22,917	22,690
Freddie Mac Gold Pool 4.5% 4/1/2041	3,316	3,285
Freddie Mac Gold Pool 4.5% 4/1/2041	1,592	1,578
Freddie Mac Gold Pool 4.5% 4/1/2041	29,797	29,525
Freddie Mac Gold Pool 4.5% 4/1/2041	29,245	28,995
Freddie Mac Gold Pool 4.5% 4/1/2048	85,156	83,487
Freddie Mac Gold Pool 4.5% 4/1/2048	83,366	81,705
Freddie Mac Gold Pool 4.5% 4/1/2048	260,594	255,402
Freddie Mac Gold Pool 4.5% 5/1/2039	76,401	75,883
Freddie Mac Gold Pool 4.5% 5/1/2039	471,924	468,643
Freddie Mac Gold Pool 4.5% 5/1/2039	12,104	12,023
Freddie Mac Gold Pool 4.5% 5/1/2040	3,008	2,986
Freddie Mac Gold Pool 4.5% 5/1/2041	31,159	30,876
Freddie Mac Gold Pool 4.5% 5/1/2041	31,780	31,502
Freddie Mac Gold Pool 4.5% 5/1/2041	12,720	12,621
Freddie Mac Gold Pool 4.5% 5/1/2048	170,225	166,834
Freddie Mac Gold Pool 4.5% 6/1/2025	116	115
Freddie Mac Gold Pool 4.5% 6/1/2040	6,373	6,326
Freddie Mac Gold Pool 4.5% 6/1/2041	33,515	33,272
Freddie Mac Gold Pool 4.5% 6/1/2041	20,925	20,774
Freddie Mac Gold Pool 4.5% 6/1/2041	24,477	24,255
Freddie Mac Gold Pool 4.5% 6/1/2041	10,121	10,054
Freddie Mac Gold Pool 4.5% 6/1/2041	15,126	14,992
Freddie Mac Gold Pool 4.5% 6/1/2041	2,498	2,476
Freddie Mac Gold Pool 4.5% 6/1/2041	9,744	9,660
Freddie Mac Gold Pool 4.5% 6/1/2047	276,669	272,368
Freddie Mac Gold Pool 4.5% 7/1/2025	3,095	3,090
Freddie Mac Gold Pool 4.5% 7/1/2040	40,504	40,213
Freddie Mac Gold Pool 4.5% 7/1/2040	17,605	17,455
Freddie Mac Gold Pool 4.5% 7/1/2040	15,994	15,873
Freddie Mac Gold Pool 4.5% 7/1/2044	3,574	3,537
Freddie Mac Gold Pool 4.5% 7/1/2047	215,570	212,152
Freddie Mac Gold Pool 4.5% 7/1/2047	480,812	473,938
Freddie Mac Gold Pool 4.5% 8/1/2033	4,865	4,843
Freddie Mac Gold Pool 4.5% 8/1/2039	604	600
Freddie Mac Gold Pool 4.5% 8/1/2040	8,652	8,585
Freddie Mac Gold Pool 4.5% 8/1/2040	1,466	1,455
Freddie Mac Gold Pool 4.5% 8/1/2040	2,246	2,229
Freddie Mac Gold Pool 4.5% 8/1/2041	14,101	13,975
Freddie Mac Gold Pool 4.5% 8/1/2041	10,658	10,577
Freddie Mac Gold Pool 4.5% 8/1/2041	106,216	105,325
Freddie Mac Gold Pool 4.5% 9/1/2039	64,679	64,267
Freddie Mac Gold Pool 4.5% 9/1/2039	892	885
Freddie Mac Gold Pool 4.5% 9/1/2039	151,200	150,132
Freddie Mac Gold Pool 4.5% 9/1/2041	105,640	104,752
Freddie Mac Gold Pool 4.5% 9/1/2041	14,052	13,945
Freddie Mac Gold Pool 4.5% 9/1/2041	141,203	140,099
Freddie Mac Gold Pool 4.5% 9/1/2041	2,897	2,875
Freddie Mac Gold Pool 5% 1/1/2035	111,433	112,718
Freddie Mac Gold Pool 5% 1/1/2037	5,106	5,172
Freddie Mac Gold Pool 5% 1/1/2040	109,936	111,503
Freddie Mac Gold Pool 5% 1/1/2053	7,981,847	7,929,091
Freddie Mac Gold Pool 5% 10/1/2033	469	474
Freddie Mac Gold Pool 5% 10/1/2033	12,396	12,541
Freddie Mac Gold Pool 5% 10/1/2033	8,910	9,011
Freddie Mac Gold Pool 5% 10/1/2052	1,696,974	1,690,000
Freddie Mac Gold Pool 5% 11/1/2035	7,044	7,136
Freddie Mac Gold Pool 5% 11/1/2037	636	644
Freddie Mac Gold Pool 5% 11/1/2040	2,465	2,500
Freddie Mac Gold Pool 5% 11/1/2052 (w)	8,554,613	8,519,458
Freddie Mac Gold Pool 5% 11/1/2052	3,102,249	3,096,287
Freddie Mac Gold Pool 5% 12/1/2033	1,589	1,607
Freddie Mac Gold Pool 5% 12/1/2033	4,822	4,879
Freddie Mac Gold Pool 5% 12/1/2033	8,179	8,276
Freddie Mac Gold Pool 5% 12/1/2035	19,563	19,822
Freddie Mac Gold Pool 5% 12/1/2052 (x)	7,407,612	7,377,170
Freddie Mac Gold Pool 5% 12/1/2052	1,059,169	1,054,486
Freddie Mac Gold Pool 5% 12/1/2052	961,277	955,224
Freddie Mac Gold Pool 5% 12/1/2052	2,299,994	2,285,511
Freddie Mac Gold Pool 5% 2/1/2035	11,567	11,689
Freddie Mac Gold Pool 5% 2/1/2040	18,512	18,772
Freddie Mac Gold Pool 5% 2/1/2041	7,508	7,614
Freddie Mac Gold Pool 5% 3/1/2041	5,719	5,800
Freddie Mac Gold Pool 5% 3/1/2041	3,743	3,795
Freddie Mac Gold Pool 5% 4/1/2034	4,091	4,139
Freddie Mac Gold Pool 5% 4/1/2035	29,949	30,296
Freddie Mac Gold Pool 5% 4/1/2035	7,589	7,685
Freddie Mac Gold Pool 5% 4/1/2035	10,061	10,191
Freddie Mac Gold Pool 5% 4/1/2036	72,555	73,494
Freddie Mac Gold Pool 5% 4/1/2038	29,702	30,105
Freddie Mac Gold Pool 5% 4/1/2040	63,309	64,185
Freddie Mac Gold Pool 5% 4/1/2041	1,538	1,559
Freddie Mac Gold Pool 5% 5/1/2034	2,593	2,623
Freddie Mac Gold Pool 5% 5/1/2034	4,960	5,017
Freddie Mac Gold Pool 5% 5/1/2034	411	416
Freddie Mac Gold Pool 5% 5/1/2034	3,436	3,475
Freddie Mac Gold Pool 5% 5/1/2035	1,006	1,018
Freddie Mac Gold Pool 5% 5/1/2035	28,553	28,915
Freddie Mac Gold Pool 5% 5/1/2040	16,679	16,914
Freddie Mac Gold Pool 5% 6/1/2035	5,337	5,402
Freddie Mac Gold Pool 5% 6/1/2035	2,404	2,435
Freddie Mac Gold Pool 5% 6/1/2038	1,487	1,508
Freddie Mac Gold Pool 5% 6/1/2038	1,946	1,973
Freddie Mac Gold Pool 5% 6/1/2040	40,049	40,598
Freddie Mac Gold Pool 5% 6/1/2040	59,950	60,776
Freddie Mac Gold Pool 5% 6/1/2041	822,563	834,116
Freddie Mac Gold Pool 5% 6/1/2041	4,155	4,212
Freddie Mac Gold Pool 5% 6/1/2052	4,113,537	4,109,488
Freddie Mac Gold Pool 5% 6/1/2053	2,610,376	2,621,674
Freddie Mac Gold Pool 5% 7/1/2035	185,167	187,435
Freddie Mac Gold Pool 5% 7/1/2035	26,027	26,363
Freddie Mac Gold Pool 5% 7/1/2035	148	150
Freddie Mac Gold Pool 5% 7/1/2035	417	422
Freddie Mac Gold Pool 5% 7/1/2035	1,328	1,345
Freddie Mac Gold Pool 5% 7/1/2040	7,478	7,581
Freddie Mac Gold Pool 5% 7/1/2041	3,021	3,062
Freddie Mac Gold Pool 5% 7/1/2041	1,703	1,727
Freddie Mac Gold Pool 5% 7/1/2041	859	870
Freddie Mac Gold Pool 5% 7/1/2041	1,746	1,764
Freddie Mac Gold Pool 5% 7/1/2041	2,848	2,888
Freddie Mac Gold Pool 5% 7/1/2041	2,568	2,604
Freddie Mac Gold Pool 5% 8/1/2033	1,027	1,038
Freddie Mac Gold Pool 5% 8/1/2033	3,352	3,391
Freddie Mac Gold Pool 5% 8/1/2034	44,867	45,399
Freddie Mac Gold Pool 5% 8/1/2035	3,660	3,703
Freddie Mac Gold Pool 5% 8/1/2035	502	508
Freddie Mac Gold Pool 5% 8/1/2036	1,001	1,013
Freddie Mac Gold Pool 5% 8/1/2040	34,680	35,164
Freddie Mac Gold Pool 5% 8/1/2040	1,799	1,823
Freddie Mac Gold Pool 5% 9/1/2033	10,878	11,000
Freddie Mac Gold Pool 5% 9/1/2035	23,176	23,468
Freddie Mac Gold Pool 5% 9/1/2035	112	113
Freddie Mac Gold Pool 5% 9/1/2035	1,037	1,050
Freddie Mac Gold Pool 5.5% 1/1/2055	10,542,378	10,727,240
Freddie Mac Gold Pool 5.5% 11/1/2052	7,643,207	7,762,900
Freddie Mac Gold Pool 5.5% 2/1/2054	1,308,163	1,313,932
Freddie Mac Gold Pool 5.5% 3/1/2053 (w)(x)(y)	13,697,793	13,929,424
Freddie Mac Gold Pool 5.5% 4/1/2053	1,780,690	1,808,576
Freddie Mac Gold Pool 6% 1/1/2029	151	155
Freddie Mac Gold Pool 6% 1/1/2032	2,545	2,637
Freddie Mac Gold Pool 6% 1/1/2032	1,637	1,696
Freddie Mac Gold Pool 6% 10/1/2032	1,400	1,454
Freddie Mac Gold Pool 6% 10/1/2054	4,958,411	5,128,928
Freddie Mac Gold Pool 6% 11/1/2029	131	134
Freddie Mac Gold Pool 6% 11/1/2031	1,890	1,958
Freddie Mac Gold Pool 6% 11/1/2053	1,698,595	1,743,208
Freddie Mac Gold Pool 6% 12/1/2032	750	778
Freddie Mac Gold Pool 6% 12/1/2037	9,445	9,951
Freddie Mac Gold Pool 6% 12/1/2037	36,160	38,124
Freddie Mac Gold Pool 6% 2/1/2029	87	89
Freddie Mac Gold Pool 6% 2/1/2029	8	8
Freddie Mac Gold Pool 6% 2/1/2029	84	86
Freddie Mac Gold Pool 6% 2/1/2029	57	58
Freddie Mac Gold Pool 6% 3/1/2029	121	124
Freddie Mac Gold Pool 6% 3/1/2053	3,881,370	4,011,210
Freddie Mac Gold Pool 6% 4/1/2029	57	58
Freddie Mac Gold Pool 6% 4/1/2029	15	15
Freddie Mac Gold Pool 6% 4/1/2031	1,327	1,371
Freddie Mac Gold Pool 6% 4/1/2033	4,770	4,949
Freddie Mac Gold Pool 6% 4/1/2054	6,046,351	6,239,167
Freddie Mac Gold Pool 6% 5/1/2029	58	59
Freddie Mac Gold Pool 6% 5/1/2029	296	302
Freddie Mac Gold Pool 6% 5/1/2029	61	62
Freddie Mac Gold Pool 6% 5/1/2033	34,315	35,448
Freddie Mac Gold Pool 6% 5/1/2054	6,600,336	6,819,068
Freddie Mac Gold Pool 6% 6/1/2029	656	670
Freddie Mac Gold Pool 6% 6/1/2029	123	126
Freddie Mac Gold Pool 6% 6/1/2031	442	457
Freddie Mac Gold Pool 6% 7/1/2029	208	213
Freddie Mac Gold Pool 6% 7/1/2029	74	76
Freddie Mac Gold Pool 6% 7/1/2029	67	68
Freddie Mac Gold Pool 6% 7/1/2029	96	98
Freddie Mac Gold Pool 6% 7/1/2029	107	109
Freddie Mac Gold Pool 6% 7/1/2032	3,396	3,514
Freddie Mac Gold Pool 6% 7/1/2033	4,769	4,963
Freddie Mac Gold Pool 6% 7/1/2037	2,659	2,802
Freddie Mac Gold Pool 6% 7/1/2039	12,097,859	12,412,060
Freddie Mac Gold Pool 6% 8/1/2037	49,651	52,222
Freddie Mac Gold Pool 6% 9/1/2033	25,749	26,767
Freddie Mac Gold Pool 6% 9/1/2039	6,801,062	7,028,704
Freddie Mac Gold Pool 6% 9/1/2054	96,074	98,867
Freddie Mac Gold Pool 6% 9/1/2054	144,136	149,453
Freddie Mac Gold Pool 6.5% 1/1/2032	16,760	17,471
Freddie Mac Gold Pool 6.5% 1/1/2054	9,574,293	10,003,028
Freddie Mac Gold Pool 6.5% 10/1/2032	9,889	10,334
Freddie Mac Gold Pool 6.5% 10/1/2053	2,569,849	2,682,517
Freddie Mac Gold Pool 6.5% 10/1/2053	2,499,455	2,610,599
Freddie Mac Gold Pool 6.5% 10/1/2053	10,438,899	10,831,321
Freddie Mac Gold Pool 6.5% 2/1/2037	1,055	1,112
Freddie Mac Gold Pool 6.5% 3/1/2032	20	21
Freddie Mac Gold Pool 6.5% 3/1/2036	50,524	52,649
Freddie Mac Gold Pool 6.5% 3/1/2037	919	978
Freddie Mac Gold Pool 6.5% 4/1/2032	1,029	1,073
Freddie Mac Gold Pool 6.5% 6/1/2054	9,980,507	10,431,331
Freddie Mac Gold Pool 6.5% 6/1/2054	1,703,196	1,790,243
Freddie Mac Gold Pool 6.5% 7/1/2032	263	274
Freddie Mac Gold Pool 6.5% 8/1/2032	3,970	4,139
Freddie Mac Gold Pool 6.5% 8/1/2032	2,468	2,576
Freddie Mac Gold Pool 6.5% 8/1/2032	2,664	2,783
Freddie Mac Gold Pool 6.5% 9/1/2039	106,910	113,765
Freddie Mac Gold Pool 6.5% 9/1/2053	2,654,276	2,770,646
Freddie Mac Gold Pool 6.5% 9/1/2053	2,771,617	2,895,946
Freddie Mac Gold Pool 6.5% 9/1/2054	1,984,692	2,087,365
Freddie Mac Gold Pool 7% 1/1/2036	5,142	5,416
Freddie Mac Gold Pool 7% 11/1/2026	239	242
Freddie Mac Gold Pool 7% 11/1/2034	8,281	8,725
Freddie Mac Gold Pool 7% 11/1/2034	8,490	8,999
Freddie Mac Gold Pool 7% 12/1/2026	1,022	1,033
Freddie Mac Gold Pool 7% 2/1/2027	122	122
Freddie Mac Gold Pool 7% 3/1/2026	548	550
Freddie Mac Gold Pool 7% 4/1/2032	3,410	3,572
Freddie Mac Gold Pool 7% 4/1/2032	1,427	1,507
Freddie Mac Gold Pool 7% 7/1/2026	181	182
Freddie Mac Gold Pool 7% 7/1/2029	14,219	14,896
Freddie Mac Gold Pool 7% 8/1/2026	1,536	1,550
Freddie Mac Gold Pool 7% 9/1/2026	1,774	1,791
Freddie Mac Gold Pool 7% 9/1/2035	21,437	22,632
Freddie Mac Gold Pool 7.5% 1/1/2027	54	55
Freddie Mac Gold Pool 7.5% 11/1/2030	117	124
Freddie Mac Gold Pool 7.5% 11/1/2031	151	161
Freddie Mac Gold Pool 7.5% 5/1/2031	150	158
Freddie Mac Gold Pool 8% 11/1/2031	409	426
Freddie Mac Gold Pool 8% 2/1/2030	46	47
Freddie Mac Gold Pool 8% 4/1/2032	56	58
Freddie Mac Gold Pool 8% 7/1/2025	3	3
Freddie Mac Gold Pool 8% 7/1/2030	363	378
Freddie Mac Gold Pool 8% 8/1/2030	13	13
Freddie Mac Gold Pool 8% 8/1/2030	856	885
Freddie Mac Gold Pool 8% 8/1/2030	30	31
Freddie Mac Gold Pool 8% 9/1/2030	25	26
Freddie Mac Gold Pool 8.5% 1/1/2028	7	7
Freddie Mac Gold Pool 8.5% 12/1/2027	12	12
Freddie Mac Gold Pool 8.5% 5/1/2027	8	8
Freddie Mac Gold Pool 8.5% 5/1/2027	18	18
Freddie Mac Gold Pool 8.5% 8/1/2026	32	32
Freddie Mac Gold Pool 8.5% 8/1/2027	450	460
Freddie Mac Gold Pool 8.5% 8/1/2027	32	32
Freddie Mac Gold Pool 8.5% 8/1/2027	145	149
Freddie Mac Gold Pool 8.5% 9/1/2026	19	19
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	6,813,331	7,022,089
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.325%, 6.133% 1/1/2036 (b)(c)	4,235	4,279
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 6.382% 3/1/2036 (b)(c)	17,290	17,506
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 6.5% 3/1/2036 (b)(c)	13,188	13,427
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.61% 12/1/2040 (b)(c)	146,152	149,925
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.293% 9/1/2041 (b)(c)	48,321	49,568
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.567% 7/1/2041 (b)(c)	30,859	31,604
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 7.239% 4/1/2036 (b)(c)	9,098	9,320
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 7.255% 4/1/2041 (b)(c)	1,233	1,266
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 7.6% 9/1/2041 (b)(c)	5,308	5,457
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.156% 5/1/2041 (b)(c)	9,909	10,202
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.485% 5/1/2041 (b)(c)	6,706	6,891
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.628% 6/1/2041 (b)(c)	9,536	9,791
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.785% 6/1/2041 (b)(c)	2,741	2,814
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.924%, 7.263% 10/1/2042 (b)(c)	33,463	34,408
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.022%, 6.936% 4/1/2038 (b)(c)	7,618	7,835
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 7.658% 3/1/2033 (b)(c)	141	142
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 7.905% 7/1/2036 (b)(c)	6,210	6,367
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.2%, 6.825% 12/1/2036 (b)(c)	10,887	11,227
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 6.836% 6/1/2033 (b)(c)	14,080	14,216
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.247%, 7.133% 6/1/2033 (b)(c)	24,354	24,660
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 7.219% 3/1/2035 (b)(c)	41,644	42,321
Freddie Mac Non Gold Pool 4% 9/1/2040	5,178	5,022
Freddie Mac Non Gold Pool 5% 8/1/2053	4,618,887	4,569,595
Freddie Mac Non Gold Pool 5.5% 7/1/2053	12,106,385	12,243,007
Freddie Mac Non Gold Pool 5.5% 8/1/2053	3,552,218	3,592,305
Freddie Mac Non Gold Pool 5.5% 8/1/2053	3,647,961	3,694,829
Freddie Mac Non Gold Pool 5.5% 8/1/2053	12,789,696	12,954,013
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.125%, 6.197% 8/1/2037 (b)(c)	8,849	8,845
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.868%, 7.169% 10/1/2036 (b)(c)	15,504	15,740
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.995%, 6.878% 10/1/2035 (b)(c)	10,481	10,661
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.635% 6/1/2037 (b)(c)	5,109	5,216
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 3.127%, 8.626% 10/1/2035 (b)(c)	792	815
Freddie Mac Non Gold Pool 6% 11/1/2054	3,894,428	4,011,318
Freddie Mac Non Gold Pool 6% 6/1/2053	3,486,002	3,591,722
Freddie Mac Non Gold Pool 6% 6/1/2053	2,933,436	3,019,649
Freddie Mac Non Gold Pool 6% 6/1/2053	3,516,729	3,612,391
Freddie Mac Non Gold Pool 6% 7/1/2053	2,953,773	3,040,583
Freddie Mac Non Gold Pool 6% 7/1/2053	3,345,756	3,447,223
Freddie Mac Non Gold Pool 6% 9/1/2053	3,448,898	3,541,637
Ginnie Mae I Pool 2.5% 1/20/2052	4,655,234	3,951,888
Ginnie Mae I Pool 2.5% 12/20/2051	4,811,629	4,084,653
Ginnie Mae I Pool 2.5% 12/20/2051	7,233,558	6,140,660
Ginnie Mae I Pool 2.5% 12/20/2051	3,779,535	3,208,496
Ginnie Mae I Pool 2.5% 8/20/2051	26,605,309	22,610,530
Ginnie Mae I Pool 2.5% 8/20/2051	4,046,391	3,438,827
Ginnie Mae I Pool 2.5% 8/20/2051	6,949,395	5,905,945
Ginnie Mae I Pool 2.5% 9/20/2051	11,863,588	10,082,274
Ginnie Mae I Pool 2.5% 9/20/2051	6,880,030	5,846,996
Ginnie Mae I Pool 3% 12/15/2042	206,693	186,688
Ginnie Mae I Pool 3% 4/15/2043	22,282	20,146
Ginnie Mae I Pool 3% 4/15/2043	3,989	3,604
Ginnie Mae I Pool 3% 4/15/2043	23,510	21,171
Ginnie Mae I Pool 3% 4/15/2043	9,205	8,309
Ginnie Mae I Pool 3% 4/15/2043	57,257	51,560
Ginnie Mae I Pool 3% 4/15/2045	149,548	134,743
Ginnie Mae I Pool 3% 5/15/2043	18,991	17,326
Ginnie Mae I Pool 3% 5/15/2043	230,784	207,958
Ginnie Mae I Pool 3% 5/15/2043	22,858	20,425
Ginnie Mae I Pool 3% 5/15/2043	6,640	5,977
Ginnie Mae I Pool 3% 5/15/2043	18,112	16,348
Ginnie Mae I Pool 3% 5/15/2043	19,053	17,306
Ginnie Mae I Pool 3% 6/15/2042	16,958	15,403
Ginnie Mae I Pool 3% 6/15/2043	22,683	20,413
Ginnie Mae I Pool 3% 6/15/2043	7,865	7,094
Ginnie Mae I Pool 3% 6/20/2042	133,306	121,912
Ginnie Mae I Pool 3% 7/15/2043	42,929	38,868
Ginnie Mae I Pool 3% 7/15/2043	29,423	26,566
Ginnie Mae I Pool 3% 8/15/2042	11,688	10,575
Ginnie Mae I Pool 3% 8/15/2043	12,756	11,545
Ginnie Mae I Pool 3% 9/15/2042	26,031	23,544
Ginnie Mae I Pool 3.5% 1/15/2041	6,864	6,413
Ginnie Mae I Pool 3.5% 1/15/2042	955	889
Ginnie Mae I Pool 3.5% 1/15/2042	87,860	81,549
Ginnie Mae I Pool 3.5% 1/15/2042	69,950	64,985
Ginnie Mae I Pool 3.5% 1/15/2042	1,820	1,696
Ginnie Mae I Pool 3.5% 1/15/2043	3,380	3,143
Ginnie Mae I Pool 3.5% 1/15/2043	101,599	94,410
Ginnie Mae I Pool 3.5% 11/15/2040	12,497	11,675
Ginnie Mae I Pool 3.5% 11/15/2042	228,887	212,740
Ginnie Mae I Pool 3.5% 11/20/2043	517,865	483,006
Ginnie Mae I Pool 3.5% 12/15/2040	2,598	2,429
Ginnie Mae I Pool 3.5% 12/15/2041	78,438	72,888
Ginnie Mae I Pool 3.5% 12/15/2041	48,977	45,698
Ginnie Mae I Pool 3.5% 12/15/2041	88,382	82,205
Ginnie Mae I Pool 3.5% 12/15/2041	8,397	7,829
Ginnie Mae I Pool 3.5% 2/15/2042	76,707	71,246
Ginnie Mae I Pool 3.5% 2/15/2042	60,361	56,051
Ginnie Mae I Pool 3.5% 2/15/2043	449,147	418,153
Ginnie Mae I Pool 3.5% 2/15/2043	17,912	16,657
Ginnie Mae I Pool 3.5% 2/15/2044	64,579	59,657
Ginnie Mae I Pool 3.5% 2/20/2043	1,502,920	1,399,142
Ginnie Mae I Pool 3.5% 3/15/2042	557,686	519,327
Ginnie Mae I Pool 3.5% 3/15/2043	3,405	3,162
Ginnie Mae I Pool 3.5% 3/20/2043	278,522	259,179
Ginnie Mae I Pool 3.5% 3/20/2043	668,822	622,496
Ginnie Mae I Pool 3.5% 4/15/2043	420,307	391,588
Ginnie Mae I Pool 3.5% 4/15/2043	69,147	64,039
Ginnie Mae I Pool 3.5% 4/20/2043	112,049	104,168
Ginnie Mae I Pool 3.5% 4/20/2043	293,298	272,550
Ginnie Mae I Pool 3.5% 5/15/2042	17,154	15,978
Ginnie Mae I Pool 3.5% 5/15/2042	24,138	22,494
Ginnie Mae I Pool 3.5% 5/15/2043	14,397	13,433
Ginnie Mae I Pool 3.5% 5/15/2043	16,265	15,079
Ginnie Mae I Pool 3.5% 5/15/2043	5,422	5,042
Ginnie Mae I Pool 3.5% 5/15/2043	13,674	12,706
Ginnie Mae I Pool 3.5% 5/20/2046	21,157	19,618
Ginnie Mae I Pool 3.5% 5/20/2046	30,045	27,892
Ginnie Mae I Pool 3.5% 5/20/2046	29,547	27,429
Ginnie Mae I Pool 3.5% 5/20/2046	39,678	36,834
Ginnie Mae I Pool 3.5% 5/20/2046	32,159	29,853
Ginnie Mae I Pool 3.5% 5/20/2046	60,240	55,921
Ginnie Mae I Pool 3.5% 6/15/2042	3,222	2,993
Ginnie Mae I Pool 3.5% 6/15/2043	10,150	9,412
Ginnie Mae I Pool 3.5% 6/15/2043	22,796	21,188
Ginnie Mae I Pool 3.5% 6/15/2043	30,367	28,148
Ginnie Mae I Pool 3.5% 6/15/2043	13,051	12,212
Ginnie Mae I Pool 3.5% 6/15/2043	24,768	22,918
Ginnie Mae I Pool 3.5% 6/15/2043	2,648	2,453
Ginnie Mae I Pool 3.5% 6/20/2044	215,047	199,634
Ginnie Mae I Pool 3.5% 6/20/2046	39,814	36,960
Ginnie Mae I Pool 3.5% 6/20/2046	159,051	147,649
Ginnie Mae I Pool 3.5% 6/20/2046	38,020	35,295
Ginnie Mae I Pool 3.5% 6/20/2046	13,768	12,790
Ginnie Mae I Pool 3.5% 6/20/2046	24,500	22,743
Ginnie Mae I Pool 3.5% 6/20/2046	41,610	38,627
Ginnie Mae I Pool 3.5% 6/20/2046	33,317	30,928
Ginnie Mae I Pool 3.5% 7/15/2042	65,735	61,127
Ginnie Mae I Pool 3.5% 7/15/2042	22,522	20,943
Ginnie Mae I Pool 3.5% 7/15/2042	5,610	5,213
Ginnie Mae I Pool 3.5% 7/15/2043	11,520	10,683
Ginnie Mae I Pool 3.5% 7/20/2043	149,872	138,922
Ginnie Mae I Pool 3.5% 7/20/2046	3,926,924	3,647,867
Ginnie Mae I Pool 3.5% 8/15/2042	5,565	5,169
Ginnie Mae I Pool 3.5% 8/15/2043	7,062	6,540
Ginnie Mae I Pool 3.5% 9/15/2042	16,636	15,438
Ginnie Mae I Pool 3.5% 9/15/2042	6,781	6,292
Ginnie Mae I Pool 3.5% 9/15/2042	7,424	6,948
Ginnie Mae I Pool 3.5% 9/15/2042	11,841	10,991
Ginnie Mae I Pool 3.5% 9/15/2043	5,881	5,455
Ginnie Mae I Pool 4% 1/15/2040	16,173	15,615
Ginnie Mae I Pool 4% 1/15/2040	16,089	15,502
Ginnie Mae I Pool 4% 1/15/2041	3,521	3,390
Ginnie Mae I Pool 4% 1/15/2041	86,808	83,542
Ginnie Mae I Pool 4% 1/15/2042	7,992	7,694
Ginnie Mae I Pool 4% 1/15/2043	30,561	29,329
Ginnie Mae I Pool 4% 1/15/2047	45,276	43,126
Ginnie Mae I Pool 4% 1/15/2047	51,656	49,203
Ginnie Mae I Pool 4% 1/15/2047	15,836	15,084
Ginnie Mae I Pool 4% 1/15/2047	33,217	31,640
Ginnie Mae I Pool 4% 10/15/2039	19,625	18,950
Ginnie Mae I Pool 4% 10/15/2040	81,729	78,701
Ginnie Mae I Pool 4% 10/15/2040	87,054	83,868
Ginnie Mae I Pool 4% 10/15/2040	6,749	6,501
Ginnie Mae I Pool 4% 10/15/2040	8,991	8,661
Ginnie Mae I Pool 4% 10/15/2040	3,662	3,529
Ginnie Mae I Pool 4% 10/15/2040	2,523	2,432
Ginnie Mae I Pool 4% 10/15/2040	91,510	88,119
Ginnie Mae I Pool 4% 10/15/2041	38,442	36,946
Ginnie Mae I Pool 4% 10/15/2041	174,661	167,866
Ginnie Mae I Pool 4% 10/15/2041	87,848	84,514
Ginnie Mae I Pool 4% 10/15/2041	47,179	45,404
Ginnie Mae I Pool 4% 10/15/2041	21,336	20,553
Ginnie Mae I Pool 4% 10/15/2041	14,286	13,739
Ginnie Mae I Pool 4% 10/15/2041	11,249	10,824
Ginnie Mae I Pool 4% 10/15/2041	8,413	8,101
Ginnie Mae I Pool 4% 10/15/2041	5,720	5,501
Ginnie Mae I Pool 4% 10/15/2041	71,930	69,224
Ginnie Mae I Pool 4% 10/15/2041	4,141	3,988
Ginnie Mae I Pool 4% 10/15/2041	24,522	23,550
Ginnie Mae I Pool 4% 10/20/2052	14,517,459	13,724,803
Ginnie Mae I Pool 4% 11/15/2039	14,730	14,237
Ginnie Mae I Pool 4% 11/15/2040	3,531	3,407
Ginnie Mae I Pool 4% 11/15/2040	22,653	21,804
Ginnie Mae I Pool 4% 11/15/2040	3,024	2,918
Ginnie Mae I Pool 4% 11/15/2041	190,244	183,004
Ginnie Mae I Pool 4% 11/15/2041	26,454	25,403
Ginnie Mae I Pool 4% 11/15/2042	8,758	8,409
Ginnie Mae I Pool 4% 12/15/2039	46,692	44,994
Ginnie Mae I Pool 4% 12/15/2039	10,689	10,302
Ginnie Mae I Pool 4% 12/15/2040	2,756	2,653
Ginnie Mae I Pool 4% 12/15/2040	3,753	3,608
Ginnie Mae I Pool 4% 12/15/2040	5,473	5,262
Ginnie Mae I Pool 4% 12/15/2041	101,363	97,495
Ginnie Mae I Pool 4% 12/15/2041	28,478	27,380
Ginnie Mae I Pool 4% 12/15/2041	15,940	15,323
Ginnie Mae I Pool 4% 12/15/2041	58,832	56,543
Ginnie Mae I Pool 4% 12/15/2041	3,570	3,440
Ginnie Mae I Pool 4% 12/15/2041	2,854	2,744
Ginnie Mae I Pool 4% 12/15/2042	5,887	5,657
Ginnie Mae I Pool 4% 12/15/2046	8,622	8,228
Ginnie Mae I Pool 4% 2/15/2040	40,378	38,939
Ginnie Mae I Pool 4% 2/15/2040	69,216	66,667
Ginnie Mae I Pool 4% 2/15/2040	42,773	41,188
Ginnie Mae I Pool 4% 2/15/2041	23,894	23,014
Ginnie Mae I Pool 4% 2/15/2041	12,006	11,542
Ginnie Mae I Pool 4% 2/15/2042	28,150	27,065
Ginnie Mae I Pool 4% 3/15/2040	350,764	337,888
Ginnie Mae I Pool 4% 3/15/2041	175,314	168,858
Ginnie Mae I Pool 4% 3/15/2041	9,042	8,708
Ginnie Mae I Pool 4% 3/15/2042	9,785	9,406
Ginnie Mae I Pool 4% 3/15/2042	13,386	12,853
Ginnie Mae I Pool 4% 3/15/2042	100,016	96,125
Ginnie Mae I Pool 4% 4/15/2040	32,013	30,820
Ginnie Mae I Pool 4% 4/15/2040	12,175	11,743
Ginnie Mae I Pool 4% 4/15/2042	16,552	15,900
Ginnie Mae I Pool 4% 4/15/2043	5,128	4,944
Ginnie Mae I Pool 4% 4/15/2046	1,298,584	1,242,585
Ginnie Mae I Pool 4% 4/20/2047	1,083,749	1,032,280
Ginnie Mae I Pool 4% 4/20/2047	1,124,046	1,070,664
Ginnie Mae I Pool 4% 5/15/2040	23,917	23,020
Ginnie Mae I Pool 4% 5/15/2041	4,535	4,389
Ginnie Mae I Pool 4% 5/15/2042	4,082	3,956
Ginnie Mae I Pool 4% 5/15/2043	6,223	5,964
Ginnie Mae I Pool 4% 5/20/2049	819,529	775,487
Ginnie Mae I Pool 4% 6/15/2041	14,302	13,759
Ginnie Mae I Pool 4% 6/15/2041	9,379	9,061
Ginnie Mae I Pool 4% 6/15/2041	7,493	7,199
Ginnie Mae I Pool 4% 6/15/2042	19,868	19,062
Ginnie Mae I Pool 4% 6/15/2043	3,713	3,567
Ginnie Mae I Pool 4% 6/15/2043	5,794	5,558
Ginnie Mae I Pool 4% 7/15/2039	17,941	17,297
Ginnie Mae I Pool 4% 7/15/2041	9,557	9,207
Ginnie Mae I Pool 4% 7/15/2041	4,696	4,511
Ginnie Mae I Pool 4% 7/15/2041	1,768	1,701
Ginnie Mae I Pool 4% 7/15/2041	2,756	2,649
Ginnie Mae I Pool 4% 7/15/2041	8,277	7,962
Ginnie Mae I Pool 4% 7/15/2041	2,395	2,372
Ginnie Mae I Pool 4% 7/15/2046	24,268	23,161
Ginnie Mae I Pool 4% 7/15/2046	37,696	35,977
Ginnie Mae I Pool 4% 8/15/2039	5,625	5,418
Ginnie Mae I Pool 4% 8/15/2039	8,984	8,663
Ginnie Mae I Pool 4% 8/15/2040	3,965	3,821
Ginnie Mae I Pool 4% 8/15/2041	12,259	11,793
Ginnie Mae I Pool 4% 8/15/2041	3,466	3,345
Ginnie Mae I Pool 4% 8/15/2041	9,409	9,064
Ginnie Mae I Pool 4% 8/15/2042	38,111	36,566
Ginnie Mae I Pool 4% 8/15/2042	5,251	5,053
Ginnie Mae I Pool 4% 8/15/2043	2,266	2,170
Ginnie Mae I Pool 4% 8/15/2043	7,885	7,552
Ginnie Mae I Pool 4% 9/15/2039	11,926	11,525
Ginnie Mae I Pool 4% 9/15/2040	5,448	5,250
Ginnie Mae I Pool 4% 9/15/2041	92,534	88,991
Ginnie Mae I Pool 4% 9/15/2041	11,523	11,087
Ginnie Mae I Pool 4% 9/15/2041	11,142	10,728
Ginnie Mae I Pool 4% 9/15/2041	1,212	1,169
Ginnie Mae I Pool 4% 9/15/2041	2,531	2,433
Ginnie Mae I Pool 4% 9/15/2041	5,018	4,819
Ginnie Mae I Pool 4.5% 10/15/2039	1,652	1,625
Ginnie Mae I Pool 4.5% 10/15/2039	7,168	7,057
Ginnie Mae I Pool 4.5% 10/15/2039	9,189	9,028
Ginnie Mae I Pool 4.5% 11/15/2039	820	807
Ginnie Mae I Pool 4.5% 11/15/2039	6,428	6,325
Ginnie Mae I Pool 4.5% 11/15/2039	13,553	13,334
Ginnie Mae I Pool 4.5% 11/15/2039	17,386	17,104
Ginnie Mae I Pool 4.5% 11/15/2039	15,599	15,346
Ginnie Mae I Pool 4.5% 11/15/2039	7,882	7,755
Ginnie Mae I Pool 4.5% 11/15/2039	14,339	14,127
Ginnie Mae I Pool 4.5% 11/15/2039	1,329	1,308
Ginnie Mae I Pool 4.5% 11/15/2039	52,168	51,250
Ginnie Mae I Pool 4.5% 11/15/2039	21,456	21,096
Ginnie Mae I Pool 4.5% 12/15/2039	19,290	19,003
Ginnie Mae I Pool 4.5% 2/15/2040	1,139	1,121
Ginnie Mae I Pool 4.5% 2/15/2040	16,418	16,170
Ginnie Mae I Pool 4.5% 2/15/2040	16,201	15,940
Ginnie Mae I Pool 4.5% 2/15/2040	12,569	12,364
Ginnie Mae I Pool 4.5% 2/15/2040	8,762	8,630
Ginnie Mae I Pool 4.5% 2/15/2040	30,358	29,870
Ginnie Mae I Pool 4.5% 2/15/2040	44,459	43,747
Ginnie Mae I Pool 4.5% 2/15/2040	31,259	30,781
Ginnie Mae I Pool 4.5% 2/15/2040	2,542	2,502
Ginnie Mae I Pool 4.5% 2/15/2040	41,103	40,352
Ginnie Mae I Pool 4.5% 2/15/2041	9,802	9,630
Ginnie Mae I Pool 4.5% 3/15/2040	105,858	104,174
Ginnie Mae I Pool 4.5% 3/15/2040	7,382	7,264
Ginnie Mae I Pool 4.5% 3/15/2040	5,674	5,584
Ginnie Mae I Pool 4.5% 3/15/2040	11,880	11,685
Ginnie Mae I Pool 4.5% 3/15/2041	5,741	5,648
Ginnie Mae I Pool 4.5% 3/15/2041	247,741	243,441
Ginnie Mae I Pool 4.5% 4/15/2040	22,437	22,037
Ginnie Mae I Pool 4.5% 4/15/2040	17,365	17,062
Ginnie Mae I Pool 4.5% 4/15/2040	3,976	3,896
Ginnie Mae I Pool 4.5% 4/15/2040	10,176	10,004
Ginnie Mae I Pool 4.5% 4/15/2040	3,888	3,809
Ginnie Mae I Pool 4.5% 4/15/2040	44,466	43,771
Ginnie Mae I Pool 4.5% 4/20/2053	4,326,963	4,193,405
Ginnie Mae I Pool 4.5% 5/15/2039	8,762	8,627
Ginnie Mae I Pool 4.5% 5/15/2040	5,301	5,209
Ginnie Mae I Pool 4.5% 5/15/2040	55,862	54,965
Ginnie Mae I Pool 4.5% 6/15/2039	29,240	28,807
Ginnie Mae I Pool 4.5% 6/15/2039	4,184	4,120
Ginnie Mae I Pool 4.5% 6/15/2039	27,134	26,712
Ginnie Mae I Pool 4.5% 6/15/2039	5,159	5,079
Ginnie Mae I Pool 4.5% 6/15/2039	3,717	3,661
Ginnie Mae I Pool 4.5% 6/15/2040	58,930	57,974
Ginnie Mae I Pool 4.5% 6/15/2040	29,155	28,690
Ginnie Mae I Pool 4.5% 6/15/2040	118,567	116,668
Ginnie Mae I Pool 4.5% 6/15/2040	25,234	24,823
Ginnie Mae I Pool 4.5% 6/15/2040	3,625	3,567
Ginnie Mae I Pool 4.5% 6/15/2040	24,115	23,725
Ginnie Mae I Pool 4.5% 6/15/2040	201,391	197,799
Ginnie Mae I Pool 4.5% 6/15/2040	29,793	29,317
Ginnie Mae I Pool 4.5% 6/15/2040	2,369	2,329
Ginnie Mae I Pool 4.5% 7/15/2039	27,475	27,060
Ginnie Mae I Pool 4.5% 7/15/2040	95,245	93,710
Ginnie Mae I Pool 4.5% 7/15/2040	59,369	58,425
Ginnie Mae I Pool 4.5% 7/15/2040	41,187	40,514
Ginnie Mae I Pool 4.5% 7/15/2040	76,855	75,621
Ginnie Mae I Pool 4.5% 7/15/2040	47,037	46,279
Ginnie Mae I Pool 4.5% 7/15/2040	1,618	1,591
Ginnie Mae I Pool 4.5% 7/15/2040	6,418	6,314
Ginnie Mae I Pool 4.5% 7/15/2040	3,731	3,669
Ginnie Mae I Pool 4.5% 7/15/2040	41,876	41,206
Ginnie Mae I Pool 4.5% 8/15/2039	23,775	23,411
Ginnie Mae I Pool 4.5% 8/15/2039	125,401	123,471
Ginnie Mae I Pool 4.5% 8/15/2039	154,043	151,663
Ginnie Mae I Pool 4.5% 8/15/2039	4,227	4,160
Ginnie Mae I Pool 4.5% 8/15/2039	51,193	50,385
Ginnie Mae I Pool 4.5% 8/15/2039	250,539	246,653
Ginnie Mae I Pool 4.5% 8/15/2040	14,168	13,939
Ginnie Mae I Pool 4.5% 8/15/2040	1,927	1,896
Ginnie Mae I Pool 4.5% 8/15/2040	2,497	2,454
Ginnie Mae I Pool 4.5% 8/15/2041	5,319	5,235
Ginnie Mae I Pool 4.5% 9/15/2039	45,355	44,644
Ginnie Mae I Pool 4.5% 9/15/2039	8,224	8,094
Ginnie Mae I Pool 4.5% 9/15/2039	9,559	9,413
Ginnie Mae I Pool 4.5% 9/15/2039	21,168	20,841
Ginnie Mae I Pool 4.5% 9/15/2040	4,409	4,336
Ginnie Mae I Pool 4.5% 9/15/2040	7,461	7,341
Ginnie Mae I Pool 5% 1/15/2034	1,702	1,710
Ginnie Mae I Pool 5% 1/15/2039	20,270	20,372
Ginnie Mae I Pool 5% 1/15/2040	745	748
Ginnie Mae I Pool 5% 10/15/2033	994	998
Ginnie Mae I Pool 5% 10/15/2034	1,497	1,504
Ginnie Mae I Pool 5% 10/15/2034	2,286	2,296
Ginnie Mae I Pool 5% 10/15/2039	3,532	3,553
Ginnie Mae I Pool 5% 10/15/2039	17,434	17,537
Ginnie Mae I Pool 5% 10/15/2039	5,860	5,894
Ginnie Mae I Pool 5% 10/15/2039	12,844	12,921
Ginnie Mae I Pool 5% 10/15/2039	10,339	10,402
Ginnie Mae I Pool 5% 11/15/2033	1,448	1,454
Ginnie Mae I Pool 5% 11/15/2033	4,264	4,279
Ginnie Mae I Pool 5% 11/15/2033	595	598
Ginnie Mae I Pool 5% 11/15/2033	4,224	4,244
Ginnie Mae I Pool 5% 11/15/2033	2,295	2,305
Ginnie Mae I Pool 5% 11/15/2035	4,582	4,604
Ginnie Mae I Pool 5% 11/15/2039	15,731	15,826
Ginnie Mae I Pool 5% 11/15/2039	11,196	11,261
Ginnie Mae I Pool 5% 11/15/2039	6,877	6,918
Ginnie Mae I Pool 5% 11/15/2039	6,210	6,248
Ginnie Mae I Pool 5% 11/15/2039	1,313	1,321
Ginnie Mae I Pool 5% 11/15/2039	1,752	1,762
Ginnie Mae I Pool 5% 11/15/2040	6,359	6,397
Ginnie Mae I Pool 5% 11/15/2040	1,726	1,737
Ginnie Mae I Pool 5% 12/15/2032	207	208
Ginnie Mae I Pool 5% 12/15/2033	1,491	1,497
Ginnie Mae I Pool 5% 12/15/2037	4,738	4,766
Ginnie Mae I Pool 5% 12/15/2039	6,733	6,774
Ginnie Mae I Pool 5% 12/15/2039	7,941	7,988
Ginnie Mae I Pool 5% 12/15/2039	15,523	15,617
Ginnie Mae I Pool 5% 2/15/2034	3,091	3,105
Ginnie Mae I Pool 5% 2/15/2039	35,878	36,089
Ginnie Mae I Pool 5% 3/15/2035	6,196	6,228
Ginnie Mae I Pool 5% 3/15/2036	3,793	3,813
Ginnie Mae I Pool 5% 3/15/2036	13,030	13,097
Ginnie Mae I Pool 5% 3/15/2036	9,120	9,150
Ginnie Mae I Pool 5% 3/15/2041	13,073	13,153
Ginnie Mae I Pool 5% 3/15/2041	7,590	7,636
Ginnie Mae I Pool 5% 4/15/2033	1,059	1,063
Ginnie Mae I Pool 5% 4/15/2033	1,389	1,395
Ginnie Mae I Pool 5% 4/15/2033	1,718	1,726
Ginnie Mae I Pool 5% 4/15/2035	8,677	8,719
Ginnie Mae I Pool 5% 4/15/2039	2,733	2,749
Ginnie Mae I Pool 5% 4/15/2040	118,319	119,026
Ginnie Mae I Pool 5% 4/15/2040	7,732	7,779
Ginnie Mae I Pool 5% 4/15/2040	2,314	2,328
Ginnie Mae I Pool 5% 4/15/2040	110,312	110,974
Ginnie Mae I Pool 5% 4/15/2041	27,264	27,430
Ginnie Mae I Pool 5% 4/15/2041	2,111	2,124
Ginnie Mae I Pool 5% 4/15/2041	5,715	5,750
Ginnie Mae I Pool 5% 4/20/2048	2,630,237	2,662,045
Ginnie Mae I Pool 5% 5/15/2033	15,779	15,845
Ginnie Mae I Pool 5% 5/15/2033	7,787	7,820
Ginnie Mae I Pool 5% 5/15/2033	1,952	1,960
Ginnie Mae I Pool 5% 5/15/2034	67,992	68,309
Ginnie Mae I Pool 5% 5/15/2036	646	648
Ginnie Mae I Pool 5% 5/15/2039	19,377	19,491
Ginnie Mae I Pool 5% 5/15/2039	26,351	26,506
Ginnie Mae I Pool 5% 5/15/2040	4,083	4,107
Ginnie Mae I Pool 5% 5/15/2040	6,770	6,811
Ginnie Mae I Pool 5% 5/15/2040	1,432	1,441
Ginnie Mae I Pool 5% 6/15/2033	987	991
Ginnie Mae I Pool 5% 6/15/2033	1,013	1,017
Ginnie Mae I Pool 5% 6/15/2033	392	394
Ginnie Mae I Pool 5% 6/15/2034	1,251	1,257
Ginnie Mae I Pool 5% 6/15/2036	5,383	5,412
Ginnie Mae I Pool 5% 6/15/2039	2,698	2,714
Ginnie Mae I Pool 5% 6/15/2040	353,241	355,359
Ginnie Mae I Pool 5% 6/15/2040	9,807	9,867
Ginnie Mae I Pool 5% 6/15/2040	5,880	5,916
Ginnie Mae I Pool 5% 6/15/2041	2,238	2,252
Ginnie Mae I Pool 5% 6/15/2041	2,166	2,179
Ginnie Mae I Pool 5% 6/15/2041	16,001	16,098
Ginnie Mae I Pool 5% 7/15/2034	2,064	2,073
Ginnie Mae I Pool 5% 7/15/2035	27,487	27,627
Ginnie Mae I Pool 5% 7/15/2039	15,854	15,948
Ginnie Mae I Pool 5% 7/15/2039	35,103	35,309
Ginnie Mae I Pool 5% 7/15/2040	7,661	7,708
Ginnie Mae I Pool 5% 7/15/2040	19,064	19,178
Ginnie Mae I Pool 5% 7/15/2040	6,013	6,049
Ginnie Mae I Pool 5% 7/15/2040	13,895	13,979
Ginnie Mae I Pool 5% 7/15/2040	8,554	8,606
Ginnie Mae I Pool 5% 7/15/2040	1,138	1,145
Ginnie Mae I Pool 5% 8/15/2033	1,757	1,765
Ginnie Mae I Pool 5% 8/15/2033	4,195	4,213
Ginnie Mae I Pool 5% 8/15/2033	1,944	1,952
Ginnie Mae I Pool 5% 8/15/2033	16,522	16,588
Ginnie Mae I Pool 5% 8/15/2033	6,098	6,127
Ginnie Mae I Pool 5% 8/15/2033	11,669	11,721
Ginnie Mae I Pool 5% 8/15/2035	529	532
Ginnie Mae I Pool 5% 8/15/2039	3,716	3,738
Ginnie Mae I Pool 5% 8/15/2039	2,378	2,392
Ginnie Mae I Pool 5% 8/15/2039	2,525	2,540
Ginnie Mae I Pool 5% 8/15/2039	5,305	5,337
Ginnie Mae I Pool 5% 8/15/2039	12,748	12,823
Ginnie Mae I Pool 5% 8/15/2039	14,892	14,981
Ginnie Mae I Pool 5% 8/15/2040	23,430	23,572
Ginnie Mae I Pool 5% 8/15/2040	24,507	24,655
Ginnie Mae I Pool 5% 8/15/2040	28,162	28,333
Ginnie Mae I Pool 5% 8/15/2040	6,317	6,356
Ginnie Mae I Pool 5% 9/15/2033	16,398	16,474
Ginnie Mae I Pool 5% 9/15/2035	1,306	1,313
Ginnie Mae I Pool 5% 9/15/2036	25,918	26,054
Ginnie Mae I Pool 5% 9/15/2036	5,851	5,879
Ginnie Mae I Pool 5% 9/15/2039	3,824	3,847
Ginnie Mae I Pool 5% 9/15/2039	1,664	1,674
Ginnie Mae I Pool 5% 9/15/2039	18,356	18,465
Ginnie Mae I Pool 5% 9/15/2039	99,725	100,313
Ginnie Mae I Pool 5% 9/15/2039	5,508	5,541
Ginnie Mae I Pool 5% 9/15/2039	5,224	5,255
Ginnie Mae I Pool 5% 9/15/2039	7,183	7,226
Ginnie Mae I Pool 5% 9/15/2039	13,860	13,943
Ginnie Mae I Pool 5% 9/15/2039	5,010	5,039
Ginnie Mae I Pool 5% 9/15/2039	3,465	3,485
Ginnie Mae I Pool 5% 9/15/2039	1,370	1,378
Ginnie Mae I Pool 5% 9/15/2040	2,973	2,991
Ginnie Mae I Pool 5% 9/15/2040	14,936	15,026
Ginnie Mae I Pool 5% 9/15/2040	10,038	10,099
Ginnie Mae I Pool 5% 9/15/2040	4,410	4,437
Ginnie Mae I Pool 5% 9/15/2041	262,270	263,832
Ginnie Mae I Pool 5.5% 1/15/2034	204	208
Ginnie Mae I Pool 5.5% 10/15/2035	12,264	12,468
Ginnie Mae I Pool 5.5% 10/20/2054	7,824,222	7,852,818
Ginnie Mae I Pool 5.5% 3/15/2034	787	798
Ginnie Mae I Pool 5.5% 3/15/2039	932	949
Ginnie Mae I Pool 5.5% 4/15/2034	946	959
Ginnie Mae I Pool 5.5% 5/15/2034	3,284	3,336
Ginnie Mae I Pool 5.5% 5/15/2034	184	187
Ginnie Mae I Pool 5.5% 5/15/2034	970	985
Ginnie Mae I Pool 5.5% 5/15/2039	9,059	9,232
Ginnie Mae I Pool 5.5% 7/15/2033	715	726
Ginnie Mae I Pool 5.5% 7/15/2039	8,106	8,266
Ginnie Mae I Pool 5.5% 8/15/2033	2,527	2,566
Ginnie Mae I Pool 5.5% 9/15/2039	53,033	54,076
Ginnie Mae I Pool 5.5% 9/15/2039	57,412	58,547
Ginnie Mae I Pool 6% 10/15/2030	4,129	4,212
Ginnie Mae I Pool 6% 10/15/2039	2,195	2,281
Ginnie Mae I Pool 6% 11/15/2039	6,284	6,535
Ginnie Mae I Pool 6% 11/15/2039	561	582
Ginnie Mae I Pool 6% 11/15/2039	1,416	1,468
Ginnie Mae I Pool 6% 11/15/2039	2,395	2,488
Ginnie Mae I Pool 6% 11/15/2039	926	961
Ginnie Mae I Pool 6% 11/15/2039	3,611	3,754
Ginnie Mae I Pool 6% 11/15/2039	1,246	1,285
Ginnie Mae I Pool 6% 12/15/2034	632	651
Ginnie Mae I Pool 6.5% 10/15/2034	1,620	1,669
Ginnie Mae I Pool 6.5% 10/15/2034	8,290	8,562
Ginnie Mae I Pool 6.5% 10/15/2035	5,217	5,404
Ginnie Mae I Pool 6.5% 10/15/2036	2,189	2,265
Ginnie Mae I Pool 6.5% 11/15/2034	2,082	2,133
Ginnie Mae I Pool 6.5% 6/15/2037	2,026	2,105
Ginnie Mae I Pool 6.5% 7/15/2035	618	638
Ginnie Mae I Pool 6.5% 8/15/2034	9,250	9,535
Ginnie Mae I Pool 6.5% 8/15/2034	223	228
Ginnie Mae I Pool 6.5% 8/15/2036	1,480	1,538
Ginnie Mae I Pool 6.5% 9/15/2034	3,541	3,651
Ginnie Mae I Pool 7% 1/15/2026	4	4
Ginnie Mae I Pool 7% 1/15/2027	19	19
Ginnie Mae I Pool 7% 1/15/2028	110	111
Ginnie Mae I Pool 7% 1/15/2028	115	117
Ginnie Mae I Pool 7% 1/15/2028	78	79
Ginnie Mae I Pool 7% 1/15/2028	103	104
Ginnie Mae I Pool 7% 1/15/2028	3	2
Ginnie Mae I Pool 7% 1/15/2028	53	53
Ginnie Mae I Pool 7% 1/15/2028	163	165
Ginnie Mae I Pool 7% 1/15/2028	330	332
Ginnie Mae I Pool 7% 1/15/2028	109	110
Ginnie Mae I Pool 7% 1/15/2029	74	76
Ginnie Mae I Pool 7% 1/15/2029	157	159
Ginnie Mae I Pool 7% 1/15/2029	276	281
Ginnie Mae I Pool 7% 1/15/2029	197	200
Ginnie Mae I Pool 7% 1/15/2029	108	110
Ginnie Mae I Pool 7% 1/15/2030	877	894
Ginnie Mae I Pool 7% 1/15/2030	87	88
Ginnie Mae I Pool 7% 1/15/2031	268	274
Ginnie Mae I Pool 7% 1/15/2032	1,667	1,714
Ginnie Mae I Pool 7% 10/15/2025	14	14
Ginnie Mae I Pool 7% 10/15/2026	93	93
Ginnie Mae I Pool 7% 10/15/2028	816	829
Ginnie Mae I Pool 7% 10/15/2028	149	151
Ginnie Mae I Pool 7% 10/15/2030	233	237
Ginnie Mae I Pool 7% 10/15/2031	360	366
Ginnie Mae I Pool 7% 10/15/2031	280	288
Ginnie Mae I Pool 7% 10/15/2031	22	23
Ginnie Mae I Pool 7% 10/15/2031	355	364
Ginnie Mae I Pool 7% 10/15/2031	1,410	1,451
Ginnie Mae I Pool 7% 11/15/2027	23	24
Ginnie Mae I Pool 7% 11/15/2028	124	127
Ginnie Mae I Pool 7% 11/15/2029	732	749
Ginnie Mae I Pool 7% 11/15/2031	864	883
Ginnie Mae I Pool 7% 11/15/2031	807	830
Ginnie Mae I Pool 7% 11/15/2031	239	246
Ginnie Mae I Pool 7% 11/15/2032	211	217
Ginnie Mae I Pool 7% 12/15/2025	12	12
Ginnie Mae I Pool 7% 12/15/2026	6	6
Ginnie Mae I Pool 7% 12/15/2027	27	28
Ginnie Mae I Pool 7% 12/15/2027	175	177
Ginnie Mae I Pool 7% 12/15/2028	279	283
Ginnie Mae I Pool 7% 12/15/2028	312	318
Ginnie Mae I Pool 7% 12/15/2028	144	146
Ginnie Mae I Pool 7% 12/15/2028	55	55
Ginnie Mae I Pool 7% 12/15/2030	375	385
Ginnie Mae I Pool 7% 12/15/2031	760	782
Ginnie Mae I Pool 7% 12/15/2031	1,348	1,386
Ginnie Mae I Pool 7% 12/15/2031	62	63
Ginnie Mae I Pool 7% 2/15/2028	108	109
Ginnie Mae I Pool 7% 2/15/2028	20	20
Ginnie Mae I Pool 7% 2/15/2028	164	166
Ginnie Mae I Pool 7% 2/15/2028	74	74
Ginnie Mae I Pool 7% 2/15/2028	128	130
Ginnie Mae I Pool 7% 2/15/2028	151	153
Ginnie Mae I Pool 7% 2/15/2028	48	48
Ginnie Mae I Pool 7% 2/15/2029	59	61
Ginnie Mae I Pool 7% 2/15/2032	2,092	2,156
Ginnie Mae I Pool 7% 2/15/2032	583	599
Ginnie Mae I Pool 7% 2/15/2032	1,826	1,856
Ginnie Mae I Pool 7% 2/15/2032	198	201
Ginnie Mae I Pool 7% 2/15/2032	222	228
Ginnie Mae I Pool 7% 2/15/2032	577	594
Ginnie Mae I Pool 7% 2/15/2032	142	146
Ginnie Mae I Pool 7% 3/15/2028	55	56
Ginnie Mae I Pool 7% 3/15/2028	179	181
Ginnie Mae I Pool 7% 3/15/2028	92	93
Ginnie Mae I Pool 7% 3/15/2028	175	176
Ginnie Mae I Pool 7% 3/15/2028	58	59
Ginnie Mae I Pool 7% 3/15/2028	545	553
Ginnie Mae I Pool 7% 3/15/2028	30	31
Ginnie Mae I Pool 7% 3/15/2028	317	322
Ginnie Mae I Pool 7% 3/15/2028	154	156
Ginnie Mae I Pool 7% 3/15/2029	173	176
Ginnie Mae I Pool 7% 3/15/2029	390	397
Ginnie Mae I Pool 7% 3/15/2029	43	43
Ginnie Mae I Pool 7% 3/15/2029	110	112
Ginnie Mae I Pool 7% 3/15/2029	32	32
Ginnie Mae I Pool 7% 3/15/2029	58	58
Ginnie Mae I Pool 7% 3/15/2031	97	99
Ginnie Mae I Pool 7% 3/15/2031	50	51
Ginnie Mae I Pool 7% 3/15/2031	136	139
Ginnie Mae I Pool 7% 3/15/2031	134	138
Ginnie Mae I Pool 7% 3/15/2032	474	487
Ginnie Mae I Pool 7% 3/15/2032	67	69
Ginnie Mae I Pool 7% 3/15/2032	99	102
Ginnie Mae I Pool 7% 3/15/2032	357	368
Ginnie Mae I Pool 7% 3/15/2032	208	213
Ginnie Mae I Pool 7% 3/15/2032	821	846
Ginnie Mae I Pool 7% 4/15/2028	276	280
Ginnie Mae I Pool 7% 4/15/2028	80	80
Ginnie Mae I Pool 7% 4/15/2028	33	34
Ginnie Mae I Pool 7% 4/15/2028	135	136
Ginnie Mae I Pool 7% 4/15/2028	104	105
Ginnie Mae I Pool 7% 4/15/2028	201	204
Ginnie Mae I Pool 7% 4/15/2028	16	16
Ginnie Mae I Pool 7% 4/15/2028	62	62
Ginnie Mae I Pool 7% 4/15/2029	382	389
Ginnie Mae I Pool 7% 4/15/2030	188	193
Ginnie Mae I Pool 7% 4/15/2031	98	100
Ginnie Mae I Pool 7% 4/15/2031	400	411
Ginnie Mae I Pool 7% 4/15/2031	1,023	1,050
Ginnie Mae I Pool 7% 4/15/2031	233	239
Ginnie Mae I Pool 7% 4/15/2032	181	186
Ginnie Mae I Pool 7% 4/15/2032	1,292	1,332
Ginnie Mae I Pool 7% 4/15/2032	678	697
Ginnie Mae I Pool 7% 4/15/2032	463	477
Ginnie Mae I Pool 7% 4/15/2032	178	183
Ginnie Mae I Pool 7% 4/15/2032	204	209
Ginnie Mae I Pool 7% 4/15/2032	437	449
Ginnie Mae I Pool 7% 4/15/2032	65	65
Ginnie Mae I Pool 7% 4/15/2032	121	124
Ginnie Mae I Pool 7% 4/20/2032	18,309	18,976
Ginnie Mae I Pool 7% 5/15/2027	10	10
Ginnie Mae I Pool 7% 5/15/2028	42	42
Ginnie Mae I Pool 7% 5/15/2028	12	12
Ginnie Mae I Pool 7% 5/15/2028	12	12
Ginnie Mae I Pool 7% 5/15/2028	260	262
Ginnie Mae I Pool 7% 5/15/2029	169	172
Ginnie Mae I Pool 7% 5/15/2031	281	289
Ginnie Mae I Pool 7% 5/15/2031	535	549
Ginnie Mae I Pool 7% 5/15/2031	144	146
Ginnie Mae I Pool 7% 5/15/2032	162	167
Ginnie Mae I Pool 7% 5/15/2032	152	157
Ginnie Mae I Pool 7% 5/15/2032	177	182
Ginnie Mae I Pool 7% 5/15/2032	205	209
Ginnie Mae I Pool 7% 5/15/2032	279	283
Ginnie Mae I Pool 7% 5/15/2032	678	699
Ginnie Mae I Pool 7% 5/15/2032	650	667
Ginnie Mae I Pool 7% 5/15/2032	179	183
Ginnie Mae I Pool 7% 6/15/2028	30	30
Ginnie Mae I Pool 7% 6/15/2028	142	144
Ginnie Mae I Pool 7% 6/15/2028	296	300
Ginnie Mae I Pool 7% 6/15/2028	61	62
Ginnie Mae I Pool 7% 6/15/2028	46	47
Ginnie Mae I Pool 7% 6/15/2028	33	33
Ginnie Mae I Pool 7% 6/15/2028	312	316
Ginnie Mae I Pool 7% 6/15/2028	110	111
Ginnie Mae I Pool 7% 6/15/2028	99	100
Ginnie Mae I Pool 7% 6/15/2028	81	83
Ginnie Mae I Pool 7% 6/15/2028	190	193
Ginnie Mae I Pool 7% 6/15/2028	24	24
Ginnie Mae I Pool 7% 6/15/2029	58	60
Ginnie Mae I Pool 7% 6/15/2031	547	562
Ginnie Mae I Pool 7% 6/15/2031	117	117
Ginnie Mae I Pool 7% 6/15/2031	2,134	2,179
Ginnie Mae I Pool 7% 6/15/2032	176	180
Ginnie Mae I Pool 7% 6/15/2032	72	74
Ginnie Mae I Pool 7% 6/15/2032	129	133
Ginnie Mae I Pool 7% 6/15/2032	240	246
Ginnie Mae I Pool 7% 6/15/2032	711	733
Ginnie Mae I Pool 7% 6/15/2032	204	210
Ginnie Mae I Pool 7% 6/15/2032	154	159
Ginnie Mae I Pool 7% 6/15/2032	518	531
Ginnie Mae I Pool 7% 6/15/2032	882	906
Ginnie Mae I Pool 7% 7/15/2028	55	56
Ginnie Mae I Pool 7% 7/15/2028	172	174
Ginnie Mae I Pool 7% 7/15/2028	170	173
Ginnie Mae I Pool 7% 7/15/2028	65	65
Ginnie Mae I Pool 7% 7/15/2028	26	26
Ginnie Mae I Pool 7% 7/15/2028	77	78
Ginnie Mae I Pool 7% 7/15/2028	23	23
Ginnie Mae I Pool 7% 7/15/2028	54	54
Ginnie Mae I Pool 7% 7/15/2028	64	65
Ginnie Mae I Pool 7% 7/15/2028	345	350
Ginnie Mae I Pool 7% 7/15/2028	401	405
Ginnie Mae I Pool 7% 7/15/2029	296	300
Ginnie Mae I Pool 7% 7/15/2029	125	128
Ginnie Mae I Pool 7% 7/15/2029	256	261
Ginnie Mae I Pool 7% 7/15/2029	22	22
Ginnie Mae I Pool 7% 7/15/2031	480	493
Ginnie Mae I Pool 7% 7/15/2031	883	909
Ginnie Mae I Pool 7% 7/15/2031	578	593
Ginnie Mae I Pool 7% 7/15/2031	237	243
Ginnie Mae I Pool 7% 7/15/2032	562	577
Ginnie Mae I Pool 7% 7/15/2032	305	313
Ginnie Mae I Pool 7% 7/15/2032	322	332
Ginnie Mae I Pool 7% 7/15/2032	50	52
Ginnie Mae I Pool 7% 7/15/2032	272	280
Ginnie Mae I Pool 7% 7/15/2032	300	306
Ginnie Mae I Pool 7% 7/15/2032	439	453
Ginnie Mae I Pool 7% 8/15/2025	2	1
Ginnie Mae I Pool 7% 8/15/2029	251	255
Ginnie Mae I Pool 7% 8/15/2029	36	36
Ginnie Mae I Pool 7% 8/15/2029	55	56
Ginnie Mae I Pool 7% 8/15/2031	127	131
Ginnie Mae I Pool 7% 8/15/2031	128	131
Ginnie Mae I Pool 7% 8/15/2031	220	226
Ginnie Mae I Pool 7% 8/15/2032	110	114
Ginnie Mae I Pool 7% 8/15/2032	132	136
Ginnie Mae I Pool 7% 8/15/2032	365	374
Ginnie Mae I Pool 7% 8/15/2032	145	149
Ginnie Mae I Pool 7% 8/15/2032	70	71
Ginnie Mae I Pool 7% 8/15/2032	241	247
Ginnie Mae I Pool 7% 9/15/2027	22	22
Ginnie Mae I Pool 7% 9/15/2028	330	335
Ginnie Mae I Pool 7% 9/15/2028	39	40
Ginnie Mae I Pool 7% 9/15/2028	35	36
Ginnie Mae I Pool 7% 9/15/2028	39	40
Ginnie Mae I Pool 7% 9/15/2029	70	72
Ginnie Mae I Pool 7% 9/15/2031	734	755
Ginnie Mae I Pool 7% 9/15/2031	539	555
Ginnie Mae I Pool 7% 9/15/2031	287	295
Ginnie Mae I Pool 7% 9/15/2031	217	223
Ginnie Mae I Pool 7% 9/15/2031	871	895
Ginnie Mae I Pool 7% 9/15/2031	58	60
Ginnie Mae I Pool 7.5% 1/15/2026	33	33
Ginnie Mae I Pool 7.5% 1/15/2026	3	2
Ginnie Mae I Pool 7.5% 1/15/2028	209	212
Ginnie Mae I Pool 7.5% 1/15/2031	39	40
Ginnie Mae I Pool 7.5% 1/15/2031	123	128
Ginnie Mae I Pool 7.5% 10/15/2025	7	7
Ginnie Mae I Pool 7.5% 10/15/2025	1	0
Ginnie Mae I Pool 7.5% 10/15/2027	38	39
Ginnie Mae I Pool 7.5% 10/15/2027	34	35
Ginnie Mae I Pool 7.5% 10/15/2027	401	409
Ginnie Mae I Pool 7.5% 10/15/2027	34	34
Ginnie Mae I Pool 7.5% 10/15/2027	526	533
Ginnie Mae I Pool 7.5% 11/15/2025	60	60
Ginnie Mae I Pool 7.5% 11/15/2025	57	58
Ginnie Mae I Pool 7.5% 11/15/2025	8	8
Ginnie Mae I Pool 7.5% 11/15/2025	6	6
Ginnie Mae I Pool 7.5% 11/15/2025	31	31
Ginnie Mae I Pool 7.5% 11/15/2025	87	87
Ginnie Mae I Pool 7.5% 11/15/2025	24	24
Ginnie Mae I Pool 7.5% 11/15/2027	35	36
Ginnie Mae I Pool 7.5% 12/15/2027	10	10
Ginnie Mae I Pool 7.5% 12/15/2027	97	98
Ginnie Mae I Pool 7.5% 12/15/2027	20	20
Ginnie Mae I Pool 7.5% 12/15/2027	192	196
Ginnie Mae I Pool 7.5% 12/15/2027	162	165
Ginnie Mae I Pool 7.5% 12/15/2027	129	131
Ginnie Mae I Pool 7.5% 12/15/2027	22	23
Ginnie Mae I Pool 7.5% 2/15/2027	48	48
Ginnie Mae I Pool 7.5% 3/15/2028	154	158
Ginnie Mae I Pool 7.5% 3/15/2031	444	463
Ginnie Mae I Pool 7.5% 4/15/2027	56	57
Ginnie Mae I Pool 7.5% 4/15/2027	80	82
Ginnie Mae I Pool 7.5% 4/15/2027	14	14
Ginnie Mae I Pool 7.5% 4/15/2027	42	43
Ginnie Mae I Pool 7.5% 4/15/2027	207	210
Ginnie Mae I Pool 7.5% 5/15/2027	3	3
Ginnie Mae I Pool 7.5% 5/15/2027	118	120
Ginnie Mae I Pool 7.5% 6/15/2027	14	14
Ginnie Mae I Pool 7.5% 6/15/2027	105	107
Ginnie Mae I Pool 7.5% 6/15/2027	42	43
Ginnie Mae I Pool 7.5% 6/15/2027	403	408
Ginnie Mae I Pool 7.5% 6/15/2029	30	30
Ginnie Mae I Pool 7.5% 7/15/2027	420	428
Ginnie Mae I Pool 7.5% 7/15/2027	228	231
Ginnie Mae I Pool 7.5% 7/15/2027	151	154
Ginnie Mae I Pool 7.5% 7/15/2027	19	20
Ginnie Mae I Pool 7.5% 7/15/2027	202	205
Ginnie Mae I Pool 7.5% 7/15/2027	74	75
Ginnie Mae I Pool 7.5% 7/15/2027	31	31
Ginnie Mae I Pool 7.5% 7/15/2027	111	113
Ginnie Mae I Pool 7.5% 7/15/2028	735	754
Ginnie Mae I Pool 7.5% 7/15/2029	120	123
Ginnie Mae I Pool 7.5% 8/15/2027	58	58
Ginnie Mae I Pool 7.5% 8/15/2027	30	31
Ginnie Mae I Pool 7.5% 8/15/2027	233	237
Ginnie Mae I Pool 7.5% 8/15/2027	295	301
Ginnie Mae I Pool 7.5% 8/15/2027	23	24
Ginnie Mae I Pool 7.5% 8/15/2027	100	102
Ginnie Mae I Pool 7.5% 8/15/2028	64	66
Ginnie Mae I Pool 7.5% 8/15/2028	366	376
Ginnie Mae I Pool 7.5% 8/15/2028	174	179
Ginnie Mae I Pool 7.5% 8/15/2028	27	27
Ginnie Mae I Pool 7.5% 9/15/2025	2	1
Ginnie Mae I Pool 7.5% 9/15/2025	14	14
Ginnie Mae I Pool 7.5% 9/15/2025	14	14
Ginnie Mae I Pool 7.5% 9/15/2027	46	47
Ginnie Mae I Pool 7.5% 9/15/2027	24	25
Ginnie Mae I Pool 7.5% 9/15/2027	564	574
Ginnie Mae I Pool 7.5% 9/15/2027	38	38
Ginnie Mae I Pool 7.5% 9/15/2027	33	33
Ginnie Mae I Pool 7.5% 9/15/2028	286	291
Ginnie Mae I Pool 7.5% 9/15/2028	436	447
Ginnie Mae I Pool 7.5% 9/15/2031	1,005	1,043
Ginnie Mae I Pool 8% 1/15/2028	274	279
Ginnie Mae I Pool 8% 11/15/2027	59	60
Ginnie Mae I Pool 8% 12/15/2027	90	91
Ginnie Mae I Pool 8% 12/15/2027	104	105
Ginnie Mae I Pool 8% 12/15/2027	280	285
Ginnie Mae I Pool 8% 12/15/2027	43	44
Ginnie Mae I Pool 8% 7/15/2025	5	5
Ginnie Mae I Pool 8% 7/15/2027	97	98
Ginnie Mae I Pool 8% 8/15/2025	40	40
Ginnie Mae I Pool 8% 8/15/2025	4	4
Ginnie Mae I Pool 8% 8/15/2027	30	30
Ginnie Mae I Pool 8% 8/15/2027	47	47
Ginnie Mae I Pool 8% 9/15/2025	3	2
Ginnie Mae I Pool 8% 9/15/2029	36	36
Ginnie Mae I Pool 8.5% 1/15/2031	1,150	1,192
Ginnie Mae I Pool 8.5% 11/15/2027	31	32
Ginnie Mae I Pool 8.5% 12/15/2029	69	71
Ginnie Mae I Pool 8.5% 7/15/2030	157	163
Ginnie Mae I Pool 8.5% 8/15/2029	93	95
Ginnie Mae II Pool 2% 1/20/2051	33,075,154	27,171,924
Ginnie Mae II Pool 2% 10/20/2051	897,515	737,958
Ginnie Mae II Pool 2% 11/20/2050	14,876,073	12,229,138
Ginnie Mae II Pool 2% 12/20/2050	15,170,114	12,466,118
Ginnie Mae II Pool 2% 3/1/2055 (g)	274,800,000	225,676,917
Ginnie Mae II Pool 2% 3/20/2052	28,947,118	23,791,966
Ginnie Mae II Pool 2% 4/1/2055 (g)	211,775,000	173,967,847
Ginnie Mae II Pool 2.5% 11/20/2051	210,738	180,709
Ginnie Mae II Pool 2.5% 12/20/2051	5,102,623	4,377,127
Ginnie Mae II Pool 2.5% 3/1/2055 (g)	91,150,000	78,117,984
Ginnie Mae II Pool 2.5% 6/20/2051	5,250,425	4,503,915
Ginnie Mae II Pool 2.5% 7/20/2051	16,301,517	13,978,657
Ginnie Mae II Pool 2.5% 9/20/2051	7,092,171	6,081,583
Ginnie Mae II Pool 3% 1/20/2032	1,714,759	1,655,072
Ginnie Mae II Pool 3% 1/20/2043	885,162	808,246
Ginnie Mae II Pool 3% 10/20/2031	563,555	544,300
Ginnie Mae II Pool 3% 10/20/2043	377,680	343,996
Ginnie Mae II Pool 3% 11/20/2031	610,858	589,788
Ginnie Mae II Pool 3% 12/20/2031	918,017	886,359
Ginnie Mae II Pool 3% 12/20/2042	1,894,488	1,730,323
Ginnie Mae II Pool 3% 12/20/2043	3,853	3,508
Ginnie Mae II Pool 3% 2/20/2031	74,551	72,230
Ginnie Mae II Pool 3% 2/20/2043	53,491	48,843
Ginnie Mae II Pool 3% 2/20/2044	13,971	12,722
Ginnie Mae II Pool 3% 3/1/2055 (g)	155,250,000	138,191,363
Ginnie Mae II Pool 3% 3/20/2031	151,483	146,714
Ginnie Mae II Pool 3% 3/20/2050	3,666,786	3,282,598
Ginnie Mae II Pool 3% 4/1/2055 (g)	69,200,000	61,582,893
Ginnie Mae II Pool 3% 4/20/2031	565,688	547,682
Ginnie Mae II Pool 3% 5/20/2031	1,181,346	1,143,337
Ginnie Mae II Pool 3% 5/20/2042	11,923	10,914
Ginnie Mae II Pool 3% 7/20/2031	15,655	15,141
Ginnie Mae II Pool 3% 8/20/2031	183,737	177,640
Ginnie Mae II Pool 3% 8/20/2042	16,662	15,231
Ginnie Mae II Pool 3% 9/20/2031	73,641	71,174
Ginnie Mae II Pool 3% 9/20/2043	13,188	12,009
Ginnie Mae II Pool 3.5% 1/20/2041	2,223	2,094
Ginnie Mae II Pool 3.5% 1/20/2044	33,356	31,182
Ginnie Mae II Pool 3.5% 10/20/2041	9,986	9,386
Ginnie Mae II Pool 3.5% 10/20/2043	40,096	37,519
Ginnie Mae II Pool 3.5% 11/20/2041	1,516,659	1,425,782
Ginnie Mae II Pool 3.5% 11/20/2043	8,951	8,374
Ginnie Mae II Pool 3.5% 12/20/2040	193,958	182,762
Ginnie Mae II Pool 3.5% 12/20/2041	4,542,413	4,270,281
Ginnie Mae II Pool 3.5% 12/20/2043	33,014	30,868
Ginnie Mae II Pool 3.5% 2/20/2043	298,916	280,195
Ginnie Mae II Pool 3.5% 2/20/2044	3,108	2,906
Ginnie Mae II Pool 3.5% 3/1/2055 (g)	74,600,000	68,450,946
Ginnie Mae II Pool 3.5% 3/20/2043	177,846	166,676
Ginnie Mae II Pool 3.5% 3/20/2044	9,871	9,226
Ginnie Mae II Pool 3.5% 4/1/2055 (g)	49,900,000	45,757,651
Ginnie Mae II Pool 3.5% 4/20/2043	170,762	160,007
Ginnie Mae II Pool 3.5% 4/20/2044	4,560	4,260
Ginnie Mae II Pool 3.5% 4/20/2046	43,630	40,530
Ginnie Mae II Pool 3.5% 5/20/2043	2,855,401	2,663,200
Ginnie Mae II Pool 3.5% 5/20/2046	15,251	14,158
Ginnie Mae II Pool 3.5% 5/20/2046	59,273	55,024
Ginnie Mae II Pool 3.5% 6/20/2043	183,846	172,196
Ginnie Mae II Pool 3.5% 7/20/2043	5,649	5,287
Ginnie Mae II Pool 3.5% 8/20/2043	29,194	27,326
Ginnie Mae II Pool 3.5% 9/20/2040	105,461	99,298
Ginnie Mae II Pool 3.5% 9/20/2043	708,731	663,219
Ginnie Mae II Pool 4% 1/20/2041	2,349,546	2,268,395
Ginnie Mae II Pool 4% 1/20/2042	73,264	70,643
Ginnie Mae II Pool 4% 1/20/2045	1,522,903	1,462,669
Ginnie Mae II Pool 4% 1/20/2046	82,933	79,643
Ginnie Mae II Pool 4% 10/20/2040	804,762	777,100
Ginnie Mae II Pool 4% 10/20/2041	1,112,107	1,072,552
Ginnie Mae II Pool 4% 10/20/2044	324,613	311,804
Ginnie Mae II Pool 4% 10/20/2045	9,146	8,783
Ginnie Mae II Pool 4% 11/20/2040	924,942	893,070
Ginnie Mae II Pool 4% 11/20/2044	695,354	667,848
Ginnie Mae II Pool 4% 12/20/2044	18,866	18,120
Ginnie Mae II Pool 4% 12/20/2045	105,655	101,463
Ginnie Mae II Pool 4% 2/20/2041	32,151	31,037
Ginnie Mae II Pool 4% 2/20/2044	466,705	448,616
Ginnie Mae II Pool 4% 3/20/2041	82,785	79,914
Ginnie Mae II Pool 4% 3/20/2047	943,567	904,654
Ginnie Mae II Pool 4% 5/20/2033	1,787	1,748
Ginnie Mae II Pool 4% 7/20/2044	259,246	249,093
Ginnie Mae II Pool 4% 8/20/2041	9,174	8,849
Ginnie Mae II Pool 4% 8/20/2043	143,689	138,240
Ginnie Mae II Pool 4% 8/20/2044	44,990	43,228
Ginnie Mae II Pool 4% 8/20/2045	1,145,753	1,100,292
Ginnie Mae II Pool 4% 9/20/2040	409,086	395,010
Ginnie Mae II Pool 4% 9/20/2041	170,755	164,693
Ginnie Mae II Pool 4% 9/20/2045	7,568	7,268
Ginnie Mae II Pool 4.5% 1/20/2041	91,228	89,771
Ginnie Mae II Pool 4.5% 10/20/2035	938	927
Ginnie Mae II Pool 4.5% 10/20/2040	19,289	18,983
Ginnie Mae II Pool 4.5% 11/20/2040	19,380	19,071
Ginnie Mae II Pool 4.5% 11/20/2054	40,784,927	39,401,779
Ginnie Mae II Pool 4.5% 2/20/2041	333,773	328,425
Ginnie Mae II Pool 4.5% 3/1/2055 (g)	17,200,000	16,609,312
Ginnie Mae II Pool 4.5% 3/20/2036	6,680	6,596
Ginnie Mae II Pool 4.5% 3/20/2041	256,597	252,485
Ginnie Mae II Pool 4.5% 4/20/2041	64,525	63,488
Ginnie Mae II Pool 4.5% 5/20/2040	22,644	22,291
Ginnie Mae II Pool 4.5% 5/20/2041	283,683	279,109
Ginnie Mae II Pool 4.5% 6/20/2033	3,532	3,495
Ginnie Mae II Pool 4.5% 6/20/2041	557,553	548,508
Ginnie Mae II Pool 4.5% 7/20/2040	37,293	36,706
Ginnie Mae II Pool 4.5% 8/20/2040	4,366	4,297
Ginnie Mae II Pool 4.5% 9/20/2040	200,730	197,552
Ginnie Mae II Pool 5% 1/20/2055	29,674,471	29,307,698
Ginnie Mae II Pool 5% 3/1/2055 (g)	48,700,000	48,068,410
Ginnie Mae II Pool 5% 9/20/2033	154,351	155,508
Ginnie Mae II Pool 5.5% 1/20/2055	43,074,985	43,232,416
Ginnie Mae II Pool 5.5% 3/1/2055 (g)	169,300,000	169,773,651
Ginnie Mae II Pool 5.5% 4/1/2055 (g)	118,800,000	119,016,359
Ginnie Mae II Pool 6% 1/20/2055	6,880,238	6,985,437
Ginnie Mae II Pool 6% 11/20/2031	4,329	4,438
Ginnie Mae II Pool 6% 12/20/2054	5,279,552	5,361,927
Ginnie Mae II Pool 6% 3/1/2055 (g)	202,850,000	205,603,587
Ginnie Mae II Pool 6% 4/1/2055 (g)	107,650,000	108,993,558
Ginnie Mae II Pool 6% 5/20/2032	20,534	21,098
Ginnie Mae II Pool 6.5% 1/20/2032	193	198
Ginnie Mae II Pool 6.5% 11/20/2031	761	784
Ginnie Mae II Pool 6.5% 3/1/2055 (g)	43,000,000	43,853,791
Ginnie Mae II Pool 6.5% 3/20/2031	964	991
Ginnie Mae II Pool 6.5% 4/20/2031	126	129
Ginnie Mae II Pool 6.5% 6/20/2031	116	119
Ginnie Mae II Pool 6.5% 7/20/2031	136	140
Ginnie Mae II Pool 6.5% 8/20/2031	142	145
Ginnie Mae II Pool 7% 2/20/2032	5,409	5,612
Ginnie Mae II Pool 7% 3/20/2032	2,798	2,905
Uniform Mortgage Backed Securities 2% 3/1/2040 (g)	16,275,000	14,692,002
Uniform Mortgage Backed Securities 2% 3/1/2055 (g)	402,450,000	321,865,666
Uniform Mortgage Backed Securities 2% 4/1/2055 (g)	310,800,000	248,737,125
Uniform Mortgage Backed Securities 2.5% 3/1/2055 (g)	20,800,000	17,390,751
Uniform Mortgage Backed Securities 3% 3/1/2055 (g)	88,850,000	77,441,802
Uniform Mortgage Backed Securities 3.5% 3/1/2055 (g)	71,800,000	65,113,625
Uniform Mortgage Backed Securities 4.5% 3/1/2055 (g)	17,200,000	16,569,109
Uniform Mortgage Backed Securities 5% 3/1/2055 (g)	58,050,000	57,106,688
Uniform Mortgage Backed Securities 5.5% 3/1/2055 (g)	55,500,000	55,569,375
Uniform Mortgage Backed Securities 6% 3/1/2055 (g)	86,925,000	88,330,742
Uniform Mortgage Backed Securities 6.5% 3/1/2055 (g)	74,825,000	77,075,594
TOTAL UNITED STATES		5,435,684,060
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,469,100,032)		5,435,684,060

U.S. Treasury Obligations - 31.1%
	Yield (%) (z)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	1.02 to 1.03	86,364,000	54,999,699
US Treasury Bonds 1.125% 8/15/2040	4.51	1,500,000	946,171
US Treasury Bonds 1.75% 8/15/2041	1.94 to 2.00	111,477,000	76,069,989
US Treasury Bonds 1.875% 11/15/2051	1.92 to 2.15	339,566,000	198,977,717
US Treasury Bonds 2% 11/15/2041	1.95 to 2.18	218,350,000	154,405,862
US Treasury Bonds 2% 8/15/2051	1.95 to 2.14	289,158,000	175,256,857
US Treasury Bonds 2.875% 5/15/2052	2.99 to 3.64	106,426,000	78,655,466
US Treasury Bonds 3% 2/15/2047	1.14 to 1.19	245,214,000	191,199,869
US Treasury Bonds 3.25% 5/15/2042 (w)	3.22 to 5.18	115,202,000	98,119,703
US Treasury Bonds 3.625% 2/15/2053	3.71 to 5.06	57,318,000	49,123,317
US Treasury Bonds 4.125% 8/15/2044	4.14 to 4.63	1,200,000	1,134,937
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.00	258,048,000	241,990,561
US Treasury Bonds 4.25% 2/15/2054	4.11 to 4.68	190,000,000	182,258,984
US Treasury Bonds 4.25% 8/15/2054	3.96 to 4.20	65,000,000	62,460,938
US Treasury Bonds 4.375% 8/15/2043	5.16	335,000	329,241
US Treasury Bonds 4.5% 11/15/2054	4.34 to 5.00	393,800,000	394,846,031
US Treasury Bonds 4.5% 2/15/2044	4.45 to 4.72	3,330,000	3,319,073
US Treasury Bonds 4.625% 11/15/2044	4.86 to 4.94	1,190,000	1,203,016
US Treasury Bonds 4.625% 2/15/2055	4.51 to 4.79	45,480,000	46,553,087
US Treasury Bonds 4.625% 5/15/2044	4.09 to 4.73	4,245,000	4,295,741
US Treasury Bonds 4.625% 5/15/2054	4.02 to 4.61	105,000,000	107,235,351
US Treasury Bonds 6.25% 5/15/2030	3.46 to 4.41	13,500,000	14,896,934
US Treasury Notes 0.75% 3/31/2026	0.93	2,010,000	1,939,336
US Treasury Notes 2.625% 7/31/2029 (v)	2.72 to 4.47	13,250,000	12,515,039
US Treasury Notes 2.75% 8/15/2032	2.75 to 2.79	486,541,000	443,911,645
US Treasury Notes 2.875% 5/15/2032 (v)	2.96 to 2.98	165,526,000	152,801,189
US Treasury Notes 3.125% 8/31/2029	3.29 to 3.36	95,160,000	91,706,733
US Treasury Notes 3.375% 5/15/2033	3.46 to 4.19	572,000,000	541,389,065
US Treasury Notes 3.375% 9/15/2027	3.87	6,400,000	6,308,500
US Treasury Notes 3.5% 1/31/2030	3.58 to 3.79	90,100,000	88,019,957
US Treasury Notes 3.5% 2/15/2033	4.32	4,000,000	3,827,969
US Treasury Notes 3.5% 9/30/2029	3.90 to 3.91	257,500,000	252,028,125
US Treasury Notes 3.625% 3/31/2030	3.47	1,575,000	1,545,715
US Treasury Notes 3.625% 9/30/2031	3.62 to 4.23	349,960,000	340,541,156
US Treasury Notes 3.75% 12/31/2028	4.03 to 4.05	3,460,000	3,429,049
US Treasury Notes 3.75% 12/31/2030	4.07	2,000,000	1,967,500
US Treasury Notes 3.75% 5/31/2030	3.74 to 4.59	16,496,000	16,272,402
US Treasury Notes 3.75% 8/31/2031	3.50 to 3.54	575,000,000	563,769,531
US Treasury Notes 3.875% 11/30/2029	3.58	125,000,000	124,238,281
US Treasury Notes 3.875% 12/31/2029	3.43 to 3.79	187,000,000	185,809,335
US Treasury Notes 3.875% 8/15/2033	4.02 to 4.77	95,345,000	93,404,581
US Treasury Notes 3.875% 8/15/2034	3.64 to 4.28	200,600,000	195,591,881
US Treasury Notes 4% 2/15/2034	3.83 to 4.74	61,083,000	60,250,267
US Treasury Notes 4% 2/28/2030	3.40 to 4.13	5,782,000	5,781,097
US Treasury Notes 4.125% 10/31/2031	4.26	825,000	826,289
US Treasury Notes 4.125% 11/15/2032	3.63	54,222,000	54,232,590
US Treasury Notes 4.125% 11/30/2029	4.11	1,160,000	1,165,981
US Treasury Notes 4.125% 2/29/2032	4.12	2,200,000	2,202,750
US Treasury Notes 4.125% 3/31/2031	4.70	1,680,000	1,684,331
US Treasury Notes 4.125% 7/31/2031	3.59 to 3.97	8,700,000	8,716,943
US Treasury Notes 4.25% 1/31/2030	4.47	75,000,000	75,785,156
US Treasury Notes 4.25% 11/15/2034	4.33 to 4.57	154,000,000	154,601,563
US Treasury Notes 4.25% 2/28/2029	4.26 to 4.30	5,787,000	5,838,767
US Treasury Notes 4.25% 6/30/2031	4.16 to 4.45	202,940,000	204,779,144
US Treasury Notes 4.375% 1/31/2032	4.21	4,900,000	4,980,391
US Treasury Notes 4.375% 11/30/2028	3.89 to 3.91	6,300,000	6,381,457
US Treasury Notes 4.375% 12/31/2029	4.39	1,100,000	1,117,188
US Treasury Notes 4.375% 5/15/2034	3.79 to 4.51	250,000,000	253,535,155
US Treasury Notes 4.5% 11/15/2033	3.94 to 4.14	1,590,000	1,627,949
US Treasury Notes 4.625% 2/15/2035	4.23	10,000,000	10,342,223
US Treasury Notes 4.625% 4/30/2029	4.44 to 4.72	8,150,000	8,341,334
US Treasury Notes 4.625% 9/30/2028	4.85	546,000	557,367
US Treasury Notes 4.625% 9/30/2030	5.00	735,000	755,843
US Treasury Notes 4.875% 10/31/2030 (v)	4.45 to 4.56	83,500,000	86,937,852
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,861,830,193)			6,209,737,170

Money Market Funds - 4.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (Aa)	4.35	820,383,696	820,547,772
Fidelity Securities Lending Cash Central Fund (Aa)(Ab)	4.35	31,579,515	31,582,673
TOTAL MONEY MARKET FUNDS (Cost $852,128,248)			852,130,445

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.69% and receive annually a floating rate based on the US SOFR Index, expiring March 2034	3/27/29	12,600,000	481,480
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.386% and receive annually a floating rate based on US SOFR Index, expiring August 2035	8/18/25	9,000,000	374,764
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.1415% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/15/25	5,900,000	342,606
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.07% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/19/29	28,750,000	997,476
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/20/29	10,500,000	374,268
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.108% and receive annually a floating rate based on US SOFR Index, expiring January 2036	1/28/26	49,610,000	993,275

TOTAL PUT SWAPTIONS			3,563,869
Call Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.69% and pay annually a floating rate based on the US SOFR Index, expiring March 2034	3/27/29	12,600,000	424,703
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.386% and pay annually a floating rate based on US SOFR Index, expiring August 2035	8/18/25	9,000,000	100,270
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.1415% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/15/25	5,900,000	46,312
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.07% and pay annually a floating rate based on US SOFR Index, expiring December 2034	12/19/29	28,750,000	1,244,960
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on the US SOFR Index, expiring December 2034	12/20/29	10,500,000	440,506
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.108% and pay annually a floating rate based on US SOFR Index, expiring January 2036	1/28/26	49,610,000	2,369,217

TOTAL CALL SWAPTIONS			4,625,968
TOTAL PURCHASED SWAPTIONS (Cost $8,372,613)			8,189,837

TOTAL INVESTMENT IN SECURITIES - 112.9% (Cost $23,422,558,457)	22,558,297,895
NET OTHER ASSETS (LIABILITIES) - (12.9)%	(2,565,295,102)
NET ASSETS - 100.0%	19,993,002,793

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 3/1/2055	(220,275,000)	(180,898,773)
Ginnie Mae II Pool 3% 3/1/2055	(69,200,000)	(61,596,408)
Ginnie Mae II Pool 3.5% 3/1/2055	(49,900,000)	(45,786,893)
Ginnie Mae II Pool 5.5% 3/1/2055	(118,800,000)	(119,132,367)
Ginnie Mae II Pool 6% 3/1/2055	(202,850,000)	(205,603,588)
Ginnie Mae II Pool 6% 4/1/2055	(38,650,000)	(39,132,383)
Uniform Mortgage Backed Securities 2% 3/1/2040	(16,275,000)	(14,692,002)
Uniform Mortgage Backed Securities 2% 3/1/2055	(353,250,000)	(282,517,199)
Uniform Mortgage Backed Securities 2.5% 3/1/2055	(20,700,000)	(17,307,142)
Uniform Mortgage Backed Securities 3% 3/1/2055	(42,900,000)	(37,391,709)
Uniform Mortgage Backed Securities 3.5% 3/1/2055	(105,950,000)	(96,083,406)
Uniform Mortgage Backed Securities 4% 3/1/2055	(6,100,000)	(5,719,703)
Uniform Mortgage Backed Securities 4.5% 3/1/2055	(34,925,000)	(33,643,961)
Uniform Mortgage Backed Securities 5% 3/1/2055	(58,050,000)	(57,106,688)
Uniform Mortgage Backed Securities 5.5% 3/1/2055	(92,100,000)	(92,215,125)
Uniform Mortgage Backed Securities 6% 3/1/2055	(24,050,000)	(24,438,934)
Uniform Mortgage Backed Securities 6.5% 3/1/2055	(74,825,000)	(77,075,594)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(1,390,341,875)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,376,199,692)		(1,390,341,875)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	3,184	Jun 2025	353,722,500	7,182,913	7,182,913
CBOT 2 Year US Treasury Notes Contracts (United States)	3,587	Jun 2025	742,396,906	3,946,967	3,946,967
CBOT 5 Year US Treasury Notes Contracts (United States)	14,657	Jun 2025	1,582,039,938	19,736,690	19,736,690
CBOT US Treasury Long Term Note Contracts (United States)	472	Jun 2025	55,740,250	1,717,457	1,717,457
CBOT Ultra 10 Year US Treasury Note Contracts (United States)	66	Jun 2025	7,540,500	187,161	187,161
TME 10YR Bond Contracts (Canada)	160	Jun 2025	13,798,652	176,838	176,838

TOTAL PURCHASED					32,948,026

Sold

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	1,060	Jun 2025	117,759,375	(2,116,260)	(2,116,260)
CBOT 5 Year US Treasury Notes Contracts (United States)	826	Jun 2025	89,156,375	(1,330,760)	(1,330,760)
CBOT US Treasury Long Term Bond Contracts (United States)	137	Jun 2025	17,005,125	(639,048)	(639,048)
Eurex Euro-Bobl Contracts (Germany)	13	Mar 2025	1,589,946	(4,332)	(4,332)
Eurex Euro-Bund Contracts (Germany)	13	Mar 2025	1,796,140	(6,895)	(6,895)
ICE GILT Index Contrats (United Kingdom)	2	Jun 2025	235,051	(2,521)	(2,521)

TOTAL SOLD					(4,099,816)

TOTAL FUTURES CONTRACTS					28,848,210
The notional amount of futures purchased as a percentage of Net Assets is 13.8%
The notional amount of futures sold as a percentage of Net Assets is 1.1%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

CAD	474,000	USD	331,817	JPMorgan Chase Bank NA	4/10/25	(3,628)
EUR	240,000	USD	249,864	Royal Bank of Canada	3/03/25	(900)
GBP	1,748,000	USD	2,183,355	Brown Brothers Harriman & Co	4/10/25	15,256
GBP	6,960,000	USD	8,597,827	Royal Bank of Canada	4/10/25	156,368
USD	536,723	AUD	860,000	JPMorgan Chase Bank NA	4/10/25	2,940
USD	4,155,759	AUD	6,653,000	JPMorgan Chase Bank NA	4/10/25	26,388
USD	152,340	CAD	218,000	BNP Paribas SA	4/10/25	1,400
USD	158,458	CAD	225,000	Brown Brothers Harriman & Co	4/10/25	2,672
USD	104,144	CAD	149,000	Citibank NA	4/10/25	979
USD	2,129,127	CAD	3,048,000	Citibank NA	4/10/25	18,743
USD	1,305,307	EUR	1,250,000	Bank of America NA	4/10/25	6,071
USD	906,636	EUR	870,000	Bank of America NA	4/10/25	2,368
USD	1,352,563	EUR	1,299,000	Bank of America NA	4/10/25	2,397
USD	252,878	EUR	241,000	Bank of America NA	4/10/25	2,385
USD	791,237	EUR	757,000	Brown Brothers Harriman & Co	4/10/25	4,420
USD	73,151	EUR	70,000	Brown Brothers Harriman & Co	4/10/25	394
USD	217,188,618	EUR	208,056,000	Citibank NA	4/10/25	937,593
USD	3,413,356	EUR	3,273,000	JPMorgan Chase Bank NA	4/10/25	11,437
USD	5,930,726	EUR	5,671,000	JPMorgan Chase Bank NA	4/10/25	36,354
USD	520,518	EUR	498,000	JPMorgan Chase Bank NA	4/10/25	2,902
USD	1,286,538	EUR	1,222,000	JPMorgan Chase Bank NA	4/10/25	16,406
USD	367,243	EUR	350,000	JPMorgan Chase Bank NA	4/10/25	3,457
USD	2,128,597	EUR	2,053,000	JPMorgan Chase Bank NA	4/10/25	(5,267)
USD	69,182,139	GBP	55,294,000	BNP Paribas SA	4/10/25	(365,914)
USD	398,016	GBP	319,000	Bank of America NA	4/10/25	(3,218)
USD	515,780	GBP	419,000	JPMorgan Chase Bank NA	4/10/25	(11,233)
USD	700,475	GBP	564,000	JPMorgan Chase Bank NA	4/10/25	(8,917)
USD	1,819,703	JPY	283,500,000	JPMorgan Chase Bank NA	4/10/25	(71,911)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						779,942
Unrealized Appreciation						1,250,930
Unrealized Depreciation						(470,988)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)		Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX AAA Series 13 Index		Dec 2072	Citigroup Global Markets Ltd	(0.5%)	Monthly		20,000	(73)	(212)	(285)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		130,000	16,944	(32,293)	(15,349)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		250,000	32,584	(64,557)	(31,973)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		1,710,000	222,878	(441,806)	(218,928)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		580,000	75,596	(164,507)	(88,911)
CMBX BBB- Series 16 Index		Apr 2065	JP Morgan Securities LLC	(3%)	Monthly		810,000	105,574	(240,799)	(135,225)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		1,680,000	218,968	(483,688)	(264,720)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		590,000	76,899	(165,578)	(88,679)
CMBX BBB- Series 16 Index		Apr 2065	JP Morgan Securities LLC	(3%)	Monthly		1,160,000	151,192	(321,799)	(170,607)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		550,000	71,686	(129,646)	(57,960)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,050,000	136,855	(247,147)	(110,292)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,080,000	140,765	(262,229)	(121,464)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		550,000	71,686	(134,202)	(62,516)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		530,000	69,079	(116,177)	(47,098)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		1,710,000	222,878	(377,587)	(154,709)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		620,000	80,809	(155,902)	(75,093)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		630,000	82,113	(170,094)	(87,981)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		620,000	80,809	(144,006)	(63,197)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		500,000	65,169	(113,091)	(47,922)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		600,000	78,203	(99,284)	(21,081)
CMBX BBB- Series 17 Index		Dec 2056	Citigroup Global Markets Ltd	(3%)	Monthly		200,000	20,775	(31,850)	(11,075)
CMBX BBB- Series 17 Index		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly		900,000	93,486	(126,491)	(33,005)
BMW Finance NV 0.75% 7/13/2026		Dec 2029	BNP Paribas SA	(1%)	Quarterly	EUR	6,350,000	(139,283)	121,105	(18,178)
Heidelberg Materials AG 3.75% 5/31/2032		Dec 2029	BNP Paribas SA	(5%)	Quarterly	EUR	2,920,000	(628,731)	600,511	(28,220)
Generali 4.125% 5/4/2026		Dec 2029	BNP Paribas SA	(1%)	Quarterly	EUR	2,600,000	(11,146)	(27,868)	(39,014)
Intesa Sanpaolo SpA 6.184% 2/20/2034		Dec 2029	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	2,700,000	(7,811)	(59,386)	(67,197)
AXA SA 8.6% 12/15/2030		Dec 2029	BNP Paribas SA	(1%)	Quarterly	EUR	3,950,000	(56,409)	24,854	(31,555)
Societe Generale SA 2.625% 2/27/2025		Dec 2029	BNP Paribas SA	(1%)	Quarterly	EUR	2,600,000	5,527	(69,185)	(63,658)
UniCredit SpA 5.375% 4/16/2034		Dec 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	2,200,000	(1,392)	(49,995)	(51,387)
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,200,000	81,398	(111,901)	(30,503)
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly		1,500,000	55,499	(60,843)	(5,344)
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,300,000	85,098	(88,796)	(3,698)
CMBX BBB- Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(3%)	Monthly		1,700,000	62,898	(67,517)	(4,619)
CMBX BBB- Series 18 Index		Dec 2057	Morgan Stanley Capital Services LLC	(3%)	Monthly		900,000	33,299	(35,216)	(1,917)
CMBX BBB- Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(3%)	Monthly		400,000	14,800	(14,705)	95
CMBX BB Series 18 Index		Dec 2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		400,000	26,216	(26,383)	(167)
CMBX BB Series 18 Index		Dec 2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		1,500,000	98,308	(98,933)	(625)

TOTAL BUY PROTECTION								1,733,146	(3,987,203)	(2,254,057)
Sell Protection
CMBX AAA Series 13 Index	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		20,000	73	459	532
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		16,400,000	(240,763)	405,677	164,914
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly		5,970,000	(60,704)	118,736	58,032
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly		1,300,000	(13,219)	20,309	7,090
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		6,000,000	(88,084)	121,316	33,232
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly		3,400,000	(34,572)	42,838	8,266
CMBX AAA Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		1,400,000	(20,553)	22,681	2,128
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		4,000,000	(58,723)	63,563	4,840
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly		2,800,000	(28,471)	31,859	3,388
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		2,400,000	(35,234)	38,138	2,904
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		9,200,000	(135,062)	124,746	(10,316)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		5,600,000	(82,212)	72,966	(9,246)
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly		8,200,000	(83,378)	77,717	(5,661)
CMBX AAA Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		5,100,000	(74,872)	77,657	2,785

TOTAL SELL PROTECTION								(955,774)	1,218,662	262,888
TOTAL CREDIT DEFAULT SWAPS								777,372	(2,768,541)	(1,991,169)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2027	169,234,000	(775,342)	0	(775,342)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2028	316,442,000	(703,863)	0	(703,863)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2030	37,912,000	(240,097)	0	(240,097)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.25%	Annual	LCH	Mar 2032	7,437,000	(27,962)	0	(27,962)
3.25%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Mar 2035	10,630,000	119,419	0	119,419
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.25%	Annual	LCH	Mar 2045	61,953,000	(480,529)	0	(480,529)
3.25%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Mar 2055	12,932,000	248,769	0	248,769
TOTAL INTEREST RATE SWAPS							(1,859,605)	0	(1,859,605)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,304,118,536 or 21.5% of net assets.

(e)	Level 3 security
(f)	Non-income producing - Security is in default.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(k)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(l)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $2,097,407 and $2,063,250, respectively.

(m)	Security is perpetual in nature with no stated maturity date.
(n)	Principal Only Strips represent the right to receive the monthly principal payments.
(o)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(p)	Non-income producing
(q)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $34,707 or 0.0% of net assets.

(r)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $760,419 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(s)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(t)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $307,856,945 or 1.5% of net assets.

(u)	Security or a portion of the security is on loan at period end.
(v)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $28,552,763.
(w)
Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts, options and bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $2,057,037.

(x)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $13,691,528.
(y)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $341,574.

(z)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(Aa)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(Ab)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Expand Energy Corp	2/10/21	3,324

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
New Fortress Energy Inc	2025-05-22

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	420,416,769	3,914,794,718	3,514,663,715	16,091,801	-	-	820,547,772	820,383,696	1.6%
Fidelity Securities Lending Cash Central Fund	49,295,300	1,997,281,748	2,014,994,375	315,505	-	-	31,582,673	31,579,515	0.1%
Total	469,712,069	5,912,076,466	5,529,658,090	16,407,306	-	-	852,130,445	851,963,211

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	1,586,417,368	-	1,586,417,364	4

Bank Loan Obligations
Communication Services	79,320,113	-	79,133,906	186,207
Consumer Discretionary	245,120,239	-	245,120,239	-
Consumer Staples	30,768,586	-	30,768,586	-
Energy	41,380,057	-	41,380,057	-
Financials	127,175,795	-	122,260,880	4,914,915
Health Care	76,749,898	-	76,749,898	-
Industrials	166,765,328	-	165,451,340	1,313,988
Information Technology	186,354,167	-	181,349,131	5,005,036
Materials	91,127,257	-	91,127,257	-
Real Estate	778,155	-	778,155	-
Utilities	19,168,604	-	19,168,604	-

Bank Notes
Financials	15,306,225	-	15,306,225	-

Collateralized Mortgage Obligations	382,920,162	-	382,920,154	8

Commercial Mortgage Securities	1,069,880,898	-	1,060,930,480	8,950,418

Common Stocks
Communication Services	1,440,409	-	-	1,440,409
Consumer Discretionary	1,034,456	547,008	-	487,448
Energy	16,392,098	10,631,631	-	5,760,467
Financials	1,590,229	-	-	1,590,229
Health Care	1,689,162	-	-	1,689,162
Industrials	130,257	-	-	130,257
Information Technology	1,959,926	-	-	1,959,926

Convertible Corporate Bonds
Communication Services	5,361,290	-	5,361,290	-
Information Technology	5,567,921	-	5,567,921	-
Real Estate	3,801,143	-	3,801,143	-
Utilities	2,684,725	-	2,684,725	-

Convertible Preferred Stocks
Financials	954,646	954,646	-	-
Real Estate	286,069	-	286,069	-

Foreign Government and Government Agency Obligations	250,447,686	-	250,447,686	-

Non-Convertible Corporate Bonds
Communication Services	555,125,562	-	555,125,562	-
Consumer Discretionary	194,125,491	-	194,125,491	-
Consumer Staples	168,758,593	-	168,758,593	-
Energy	675,860,942	-	675,860,942	-
Financials	2,337,398,994	-	2,337,398,994	-
Health Care	300,499,267	-	300,499,267	-
Industrials	268,738,956	-	268,738,956	-
Information Technology	179,136,867	-	177,152,909	1,983,958
Materials	181,107,301	-	180,924,118	183,183
Real Estate	383,678,125	-	383,263,185	414,940
Utilities	312,752,397	-	312,752,397	-

Non-Convertible Preferred Stocks
Financials	2,260,435	2,260,435	-	-
Real Estate	728,709	728,709	-	-

Preferred Securities
Communication Services	977,814	-	977,814	-
Consumer Discretionary	4,770,524	-	4,770,524	-
Consumer Staples	6,070,176	-	6,070,176	-
Energy	6,183,430	-	6,183,430	-
Financials	21,681,824	-	20,444,895	1,236,929
Industrials	8,122,712	-	8,122,712	-
Information Technology	1,381,820	-	1,381,820	-
Materials	2,780,187	-	2,780,187	-
Real Estate	25,589,392	-	25,589,392	-
Utilities	2,253,996	-	2,253,996	-

U.S. Government Agency - Mortgage Securities	5,435,684,060	-	5,435,684,060	-

U.S. Treasury Obligations	6,209,737,170	-	6,209,737,170	-

Money Market Funds	852,130,445	852,130,445	-	-

Purchased Swaptions	8,189,837	-	8,189,837	-
Total Investments in Securities:	22,558,297,895	867,252,874	21,653,797,537	37,247,484
Derivative Instruments:

Assets
Futures Contracts	32,948,026	32,948,026	-	-
Forward Foreign Currency Contracts	1,250,930	-	1,250,930	-
Swaps	2,946,252	-	2,946,252	-
Total Assets	37,145,208	32,948,026	4,197,182	-

Liabilities
Futures Contracts	(4,099,816)	(4,099,816)	-	-
Forward Foreign Currency Contracts	(470,988)	-	(470,988)	-
Swaps	(4,028,485)	-	(4,028,485)	-
Total Liabilities	(8,599,289)	(4,099,816)	(4,499,473)	-
Total Derivative Instruments:	28,545,919	28,848,210	(302,291)	-
Other Financial Instruments:

TBA Sale Commitments	(1,390,341,875)	-	(1,390,341,875)	-
Total Other Financial Instruments:	(1,390,341,875)	-	(1,390,341,875)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	2,578,064	(1,800,692)
Total Credit Risk	2,578,064	(1,800,692)
Foreign Exchange Risk
Forward Foreign Currency Contracts (b)	1,250,930	(470,988)
Total Foreign Exchange Risk	1,250,930	(470,988)
Interest Rate Risk
Futures Contracts (c)	32,948,026	(4,099,816)
Purchased Swaptions (d)	8,189,837	0
Swaps (e)	368,188	(2,227,793)
Total Interest Rate Risk	41,506,051	(6,327,609)
Total Value of Derivatives	45,335,045	(8,599,289)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
(b)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.
(c)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(d)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(e)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $30,499,542) - See accompanying schedule:
Unaffiliated issuers (cost $22,570,430,209)	$21,706,167,450
Fidelity Central Funds (cost $852,128,248)	852,130,445

Total Investment in Securities (cost $23,422,558,457)		$22,558,297,895
Cash		3,202,818
Foreign currency held at value (cost $6,227,718)		6,195,489
Receivable for investments sold		23,589,623
Receivable for TBA sale commitments		1,376,199,692
Unrealized appreciation on forward foreign currency contracts		1,250,930
Receivable for swaps		77,656
Dividends receivable		130,307
Interest receivable		151,817,077
Distributions receivable from Fidelity Central Funds		3,768,605
Receivable for daily variation margin on futures contracts		6,195,672
Bi-lateral OTC swaps, at value		2,578,064
Prepaid expenses		11,365
Other receivables		4,662
Total assets		24,133,319,855
Liabilities
Payable for investments purchased
Regular delivery	$189,235,722
Delayed delivery	2,520,174,744
TBA sale commitments, at value	1,390,341,875
Unrealized depreciation on forward foreign currency contracts	470,988
Payable for swaps	125,315
Bi-lateral OTC swaps, at value	1,800,692
Accrued management fee	4,611,619
Payable for daily variation margin on centrally cleared swaps	1,611,329
Other payables and accrued expenses	362,105
Collateral on securities loaned	31,582,673
Total liabilities		4,140,317,062
Net Assets		$19,993,002,793
Net Assets consist of:
Paid in capital		$22,056,647,337
Total accumulated earnings (loss)		(2,063,644,544)
Net Assets		$19,993,002,793
Net Asset Value, offering price and redemption price per share ($19,993,002,793 ÷ 2,196,724,496 shares)		$9.10
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Dividends		$2,426,808
Interest		465,689,875
Income from Fidelity Central Funds (including $315,505 from security lending)		16,407,306
Total income		484,523,989
Expenses
Management fee	$27,734,121
Custodian fees and expenses	21,675
Independent trustees' fees and expenses	26,492
Registration fees	142,398
Audit fees	75,439
Legal	97,534
Miscellaneous	99,026
Total expenses before reductions	28,196,685
Expense reductions	(30,393)
Total expenses after reductions		28,166,292
Net Investment income (loss)		456,357,697
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(112,868,313)
Forward foreign currency contracts	16,093,925
Foreign currency transactions	37,757
Futures contracts	(59,206,874)
Swaps	2,703,417
Total net realized gain (loss)		(153,240,088)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(20,667,933)
Forward foreign currency contracts	2,366,646
Assets and liabilities in foreign currencies	(216,833)
Futures contracts	34,322,396
Swaps	7,106,960
TBA Sale commitments	(7,369,532)
Total change in net unrealized appreciation (depreciation)		15,541,704
Net gain (loss)		(137,698,384)
Net increase (decrease) in net assets resulting from operations		$318,659,313
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$456,357,697	$957,786,283
Net realized gain (loss)	(153,240,088)	(352,552,630)
Change in net unrealized appreciation (depreciation)	15,541,704	1,067,422,222
Net increase (decrease) in net assets resulting from operations	318,659,313	1,672,655,875
Distributions to shareholders	(465,931,067)	(908,838,665)

Share transactions
Proceeds from sales of shares	550,042,100	145,313,379
Reinvestment of distributions	465,929,507	908,838,665
Cost of shares redeemed	(877,343,107)	(2,167,589,197)

Net increase (decrease) in net assets resulting from share transactions	138,628,500	(1,113,437,153)
Total increase (decrease) in net assets	(8,643,254)	(349,619,943)

Net Assets
Beginning of period	20,001,646,047	20,351,265,990
End of period	$19,993,002,793	$20,001,646,047

Other Information
Shares
Sold	60,417,499	16,654,811
Issued in reinvestment of distributions	51,508,239	102,487,820
Redeemed	(95,825,155)	(243,276,776)
Net increase (decrease)	16,100,583	(124,134,145)

Financial Highlights
Fidelity® SAI Total Bond Fund

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.17	$8.83	$9.18	$10.67	$11.01	$10.76
Income from Investment Operations
Net investment income (loss) A,B	.210	.425	.389	.265	.283	.328
Net realized and unrealized gain (loss)	(.066)	.318	(.355)	(1.421)	.011	.414
Total from investment operations	.144	.743	.034	(1.156)	.294	.742
Distributions from net investment income	(.214)	(.403)	(.384)	(.264)	(.263)	(.317)
Distributions from net realized gain	-	-	-	(.070)	(.371)	(.175)
Total distributions	(.214)	(.403)	(.384)	(.334)	(.634)	(.492)
Net asset value, end of period	$9.10	$9.17	$8.83	$9.18	$10.67	$11.01
Total Return C,D	1.61%	8.67%	.41%	(11.04)%	2.81%	7.16%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.29% G	.29%	.30%	.30%	.30%	.31%
Expenses net of fee waivers, if any	.29 % G	.29%	.30%	.30%	.30%	.31%
Expenses net of all reductions	.29% G	.29%	.30%	.30%	.30%	.31%
Net investment income (loss)	4.68% G	4.79%	4.36%	2.68%	2.66%	3.08%
Supplemental Data
Net assets, end of period (000 omitted)	$19,993,003	$20,001,646	$20,351,266	$19,303,851	$17,906,211	$16,211,735
Portfolio turnover rate H	250 % G	222%	204%	132%	180%	214%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2025

1. Organization.
Fidelity SAI Total Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in interest. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity SAI Total Bond Fund	$2,835

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to contingent interest, certain conversion ratio adjustments, foreign currency transactions, futures contracts, swaps, market discount, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales and futures transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$346,340,015
Gross unrealized depreciation	(1,120,332,358)
Net unrealized appreciation (depreciation)	$(773,992,343)
Tax cost	$23,343,925,433

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(443,043,395)
Long-term	(697,756,909)
Total capital loss carryforward	$(1,140,800,304)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity SAI Total Bond Fund
Credit Risk
Swaps	(1,939,356)	1,105,508
Total Credit Risk	(1,939,356)	1,105,508
Foreign Exchange Risk
Forward Foreign Currency Contracts	16,093,925	2,366,646
Total Foreign Exchange Risk	16,093,925	2,366,646
Interest Rate Risk
Futures Contracts	(59,206,874)	34,322,396
Purchased Options	(2,752,675)	635,185
Swaps	4,642,773	6,001,452
Total Interest Rate Risk	(57,316,776)	40,959,033
Totals	(43,162,207)	44,431,187

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period, unless an average contract value is presented in the table below.

Average Contracts Amount ($)
Fidelity SAI Total Bond Fund	433,240,591

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity SAI Total Bond Fund	2,101,750,968

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Total Bond Fund	11,174,612,470	12,523,382,537
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .282% of the Fund's average net assets.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity SAI Total Bond Fund	14

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI Total Bond Fund	-	567,698	359,708

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity SAI Total Bond Fund	3,987
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Total Bond Fund	12,736
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI Total Bond Fund	33,246	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $30,393.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Core Income Fund	Strategic Advisers Fidelity Core Income Fund
Fidelity SAI Total Bond Fund	16%	84%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI Total Bond Fund	100%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Total Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with a fixed management fee rate (the management fee). In its review of the fund's management fee and total expense ratio, the Board considered a pro forma management fee rate as if the new management fee structure had been in effect for the 12-month period ended December 31, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.36% through December 31, 2025.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9887628.106
STB-SANN-0425
Fidelity® SAI Low Duration Bond Fund
(formerly Fidelity® SAI Low Duration Income Fund)

Semi-Annual Report
February 28, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Low Duration Bond Fund
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 21.8%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.7%
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 5.4532% 1/20/2037 (b)(c)(d)	15,576,000	15,611,046
Neuberger Berman Ln Advisers Nbla Clo 50 Ltd / Neuberger Berman Ln Series 2024-50A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5403% 7/23/2036 (b)(c)(d)	25,000,000	25,105,325
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 5.4832% 1/20/2037 (b)(c)(d)	11,685,000	11,748,613
TOTAL BAILIWICK OF JERSEY		52,464,984
CANADA - 0.1%
Chesapeake Funding II LLC Series 2023-1A Class A1, 5.65% 5/15/2035 (b)	6,430,202	6,477,376
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	1,310,454	1,329,615
TOTAL CANADA		7,806,991
GRAND CAYMAN (UK OVERSEAS TER) - 3.1%
Ares Lii Clo Ltd Series 2025-52A Class A1RR, CME Term SOFR 3 month Index + 0.88%, 5.1814% 4/22/2031 (b)(c)(d)	14,495,000	14,497,435
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.572% 10/15/2032 (b)(c)(d)	6,756,596	6,761,420
Ares XXXIV CLO Ltd Series 2024-2A Class AR3, CME Term SOFR 3 month Index + 1.32%, 5.6229% 4/17/2033 (b)(c)(d)	26,524,000	26,561,107
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 5.3632% 7/18/2034 (b)(c)(d)	19,000,000	19,018,316
Dryden 104 Clo Ltd / Dryden 104 Clo LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 5.6119% 8/20/2034 (b)(c)(d)	11,316,000	11,348,896
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 5.402% 7/15/2035 (b)(c)(d)	17,693,000	17,750,502
Dryden 86 Clo Ltd / Dryden 86 Clo LLC Series 2021-86A Class A1R, CME Term SOFR 3 month Index + 1.3616%, 5.6645% 7/17/2034 (b)(c)(d)	4,908,000	4,908,000
Flatiron Clo 28 Ltd / Flatiron Clo 28 LLC Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.622% 7/15/2036 (b)(c)(d)	21,514,000	21,588,589
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.382% 7/15/2034 (b)(c)(d)	17,591,000	17,597,931
Magnetite Xxii Ltd / Magnetite Xxii LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.552% 7/15/2036 (b)(c)(d)	17,992,000	18,070,337
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME Term SOFR 3 month Index + 1.05%, 5.352% 4/15/2030 (b)(c)(d)	2,898,447	2,900,285
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2022-2A Class A1, CME Term SOFR 3 month Index + 1.27%, 5.572% 10/15/2030 (b)(c)(d)	4,097,274	4,105,387
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.45% 1/15/2033 (b)(c)(d)	3,480,000	3,485,756
Palmer Square Loan Funding Ltd Series 2024-3A Class A1, CME Term SOFR 3 month Index + 1.08%, 5.3774% 8/8/2032 (b)(c)(d)	10,179,505	10,202,531
Palmer Square Loan Funding Ltd Series 2024-3A Class A1AR, CME Term SOFR 3 month Index + 1.1%, 5.402% 4/15/2031 (b)(c)(d)	8,006,987	8,006,987
Rr 16 Ltd Series 2021-16A Class A1, CME Term SOFR 3 month Index + 1.3716%, 5.6736% 7/15/2036 (b)(c)(d)	7,999,000	8,006,455
TCI-Flatiron CLO Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.2216%, 5.5446% 11/18/2030 (b)(c)(d)	1,108,603	1,109,989
TCI-Symphony CLO Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.1916%, 5.4936% 7/15/2030 (b)(c)(d)	5,671,414	5,686,018
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.5432% 4/20/2035 (b)(c)(d)	13,911,000	13,927,498
Voya CLO Ltd Series 2021-1A Class A1R, CME Term SOFR 3 month Index + 1.2116%, 5.5145% 4/17/2030 (b)(c)(d)	1,497,202	1,498,430
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 5.4932% 7/20/2032 (b)(c)(d)	16,483,357	16,489,307
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		233,521,176
UNITED STATES - 17.9%
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (b)	869,625	871,619
Affirm Asset Securitization Trust Series 2024-X2 Class A, 5.22% 12/17/2029 (b)	16,925,188	16,948,785
Ally Auto Receivables Trust Series 2022-2 Class A3, 4.76% 5/17/2027	5,792,177	5,795,427
Ally Auto Receivables Trust Series 2024-1 Class A2, 5.32% 1/15/2027	8,005,706	8,017,499
American Express Credit Account Master Trust Series 2022-3 Class A, 3.75% 8/15/2027	20,000,000	19,931,404
Ari Fleet Lease Trust 2024-B Series 2024-B Class A2, 5.54% 4/15/2033 (b)	1,595,795	1,608,058
ARI Fleet Lease Trust Series 2024-A Class A2, 5.3% 11/15/2032 (b)	11,266,323	11,334,619
BMW Vehicle Lease Trust Series 2023-1 Class A3, 5.16% 11/25/2025	695,075	695,548
BMW Vehicle Lease Trust Series 2023-2 Class A3, 5.99% 9/25/2026	8,503,557	8,558,133
BMW Vehicle Lease Trust Series 2024-1 Class A2A, 5.1% 7/27/2026	6,122,842	6,135,946
BMW Vehicle Owner Trust Series 2022-A Class A3, 3.21% 8/25/2026	625,728	623,608
BMW Vehicle Owner Trust Series 2023-A Class A2A, 5.72% 4/27/2026	121,043	121,193
Bofa Auto Trust Series 2024-1A Class A2, 5.57% 12/15/2026 (b)	7,861,196	7,889,093
Capital One Multi-Asset Execution Trust Series 2022-A2 Class A, 3.49% 5/15/2027	20,000,000	19,965,262
Capital One Multi-Asset Execution Trust Series 2022-A3 Class A, 4.95% 10/15/2027	20,829,000	20,900,927
Capital One Prime Auto Receivables Trust Series 2024-1 Class A2A, 4.61% 10/15/2027	19,620,000	19,628,868
Carmax Auto Owner Trust Series 2021-3 Class A3, 0.55% 6/15/2026	1,738,507	1,730,649
CarMax Auto Owner Trust Series 2023-2 Class A2A, 5.5% 6/15/2026	147,366	147,477
CarMax Auto Owner Trust Series 2023-4 Class A2A, 6.08% 12/15/2026	4,363,312	4,379,162
CarMax Auto Owner Trust Series 2024-1 Class A2A, 5.3% 3/15/2027	7,416,385	7,436,899
CarMax Auto Owner Trust Series 2024-2 Class A2A, 5.65% 5/17/2027	13,314,300	13,373,113
CarMax Auto Owner Trust Series 2024-3 Class A2A, 5.21% 9/15/2027	15,131,932	15,189,648
Carmax Auto Owner Trust Series 2024-4 Class A2A, 4.67% 12/15/2027	14,375,000	14,395,381
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	934,045	939,183
Carvana Auto Receivables Trust Series 2024-P4 Class A2, 4.62% 2/10/2028	10,055,000	10,058,866
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (b)	974,114	965,492
Chase Auto Owner Trust Series 2024-1A Class A2, 5.48% 4/26/2027 (b)	5,910,784	5,929,965
Chase Auto Owner Trust Series 2024-3A Class A2, 5.53% 9/27/2027 (b)	7,407,621	7,442,604
Chase Auto Owner Trust Series 2024-4A Class A2, 5.25% 9/27/2027 (b)	15,027,628	15,076,755
Citizens Auto Receivables Trust Series 2024-1 Class A2A, 5.43% 10/15/2026 (b)	6,955,510	6,972,021
Citizens Auto Receivables Trust Series 2024-2 Class A2A, 5.54% 11/16/2026 (b)	10,003,956	10,034,842
Daimler Trucks Retail Trust Series 2024-1 Class A2, 5.6% 4/15/2026	16,289,998	16,336,052
Dell Equip Fin Trust Series 2024-2 Class A2, 4.69% 8/22/2030 (b)	13,261,000	13,289,975
Dell Equipment Finance Trust Series 2023-1 Class A3, 5.65% 9/22/2028 (b)	8,330,398	8,363,916
Dell Equipment Finance Trust Series 2023-2 Class A2, 5.84% 1/22/2029 (b)	224,015	224,239
Dell Equipment Finance Trust Series 2023-3 Class A2, 6.1% 4/23/2029 (b)	3,328,316	3,336,757
Dell Equipment Finance Trust Series 2024-1 Class A2, 5.58% 3/22/2030 (b)	11,918,289	11,967,474
Discover Card Execution Note Trust Series 2022-A3 Class A3, 3.56% 7/15/2027	18,430,000	18,367,397
DLLAA LLC Series 2025-1A Class A2, 4.7% 10/20/2027 (b)	7,650,000	7,670,872
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (b)	502,566	504,334
DLLAD Series 2023-1A Class A2, 5.19% 4/20/2026 (b)	825,803	826,475
DLLAD Series 2024-1A Class A2, 5.5% 8/20/2027 (b)	6,944,502	6,985,243
DLLMT Series 2023-1A Class A2, 5.78% 11/20/2025 (b)	765,858	766,627
DLLST Series 2024-1A Class A2, 5.33% 1/20/2026 (b)	4,807,630	4,816,921
Drive Auto Receivables Trust Series 2024-1 Class A2, 5.83% 12/15/2026	1,154,196	1,155,286
Enterprise Fleet Financing LLC Series 2022-3 Class A2, 4.38% 7/20/2029 (b)	572,636	572,124
Enterprise Fleet Financing LLC Series 2023-1 Class A2, 5.51% 1/22/2029 (b)	4,332,861	4,353,385
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	3,388,640	3,449,278
Enterprise Fleet Financing LLC Series 2024-1 Class A2, 5.23% 3/20/2030 (b)	13,165,452	13,273,642
Enterprise Fleet Financing LLC Series 2024-3 Class A2, 5.31% 4/20/2027 (b)	13,414,000	13,490,644
Enterprise Fleet Financing LLC Series 2024-4 Class A2, 4.69% 7/20/2027 (b)	22,735,000	22,806,577
Enterprise Fleet Financing LLC Series 2025-1 Class A2, 4.65% 10/20/2027 (b)	16,100,000	16,140,873
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (b)	3,396,354	3,420,069
Flatiron Rr Clo 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 5.2342% 10/15/2034 (b)(c)(d)	15,550,000	15,550,000
Ford Credit Auto Lease Trust Series 2024-A Class A2A, 5.24% 7/15/2026	4,155,480	4,161,642
Ford Credit Auto Lease Trust Series 2025-A Class A2A, 4.57% 8/15/2027	16,155,000	16,190,777
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/2033 (b)	24,000,000	23,491,387
Ford Credit Auto Owner Trust Series 2020-2 Class B, 1.49% 4/15/2033 (b)	10,000,000	9,798,015
Ford Credit Auto Owner Trust Series 2023-B Class A2A, 5.57% 6/15/2026	3,349,759	3,354,586
Ford Credit Auto Owner Trust Series 2024-D Class A2A, 4.59% 10/15/2027	12,860,000	12,869,790
Fordo 2022-B A2b Series 2022-B Class A3, 3.74% 9/15/2026	2,289,001	2,285,446
FORDO Series 2024-B Class A2A, 5.4% 4/15/2027	13,605,490	13,667,085
GM Financial Automobile Leasing Trust Series 2023-1 Class A3, 5.16% 4/20/2026	5,525,821	5,532,522
GM Financial Automobile Leasing Trust Series 2025-1 Class A2A, 4.54% 5/20/2027 (c)	23,300,000	23,338,704
GM Financial Consumer Automobile Receivables Trust Series 2022-2 Class A3, 3.1% 2/16/2027	7,386,077	7,347,452
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A2A, 5.74% 9/16/2026	2,128,187	2,131,254
Gm Financial Consumer Automobile Receivables Trust Series 2024-1 Class A2A, 5.12% 2/16/2027	5,874,167	5,884,882
Gm Financial Consumer Automobile Receivables Trust Series 2024-2 Class A2A, 5.33% 3/16/2027	8,900,292	8,926,724
Gm Financial Leasing Trust 2024-1 Series 2024-1 Class A2A, 5.18% 6/22/2026	9,894,697	9,913,807
Gm Financial Leasing Trust Series 2023-3 Class A2A, 5.58% 1/20/2026	1,030,143	1,030,989
Gm Finl Consumer Automobile Receivables Trust Series 2024-4 Class A2A, 4.53% 10/18/2027	16,386,000	16,397,423
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A2, U.S. 30-Day Avg. SOFR Index + 0.75%, 5.0886% 3/15/2029 (b)(c)(d)	16,000,000	16,078,304
GMF Floorplan Owner Revolving Trust Series 2024-3A Class A1, 4.68% 11/15/2028 (b)	19,600,000	19,681,256
Honda Auto Receivables 2023-3 Owner Tr Series 2023-3 Class A2, 5.71% 3/18/2026	1,930,639	1,933,413
Honda Auto Receivables Owner Trust Series 2023-2 Class A2, 5.41% 4/15/2026	2,379,468	2,382,271
Honda Auto Receivables Owner Trust Series 2023-4 Class A2, 5.87% 6/22/2026	5,140,099	5,158,007
Honda Auto Receivables Owner Trust Series 2025-1 Class A2, 4.53% 8/23/2027	23,300,000	23,334,246
Honda Auto Receivables Series 2024-2 Class A2, 5.48% 11/18/2026	14,383,343	14,434,874
HPEFS Equipment Trust Series 2024-1A Class A2, 5.38% 5/20/2031 (b)	12,241,069	12,263,809
HPEFS Equipment Trust Series 2024-2A Class A2, 5.5% 10/20/2031 (b)	10,925,000	10,957,413
Huntington Auto Trust Series 2024-1A Class A2, 5.5% 3/15/2027 (b)	8,561,273	8,583,995
Hyundai Auto Lease Securitization Trust Series 2023-B Class A3, 5.15% 6/15/2026 (b)	487,669	488,387
Hyundai Auto Lease Securitization Trust Series 2023-C Class A2A, 5.85% 3/16/2026 (b)	4,943,119	4,952,505
Hyundai Auto Lease Securitization Trust Series 2023-C Class A3, 5.8% 12/15/2026 (b)	29,000,000	29,201,237
Hyundai Auto Lease Securitization Trust Series 2024-A Class A2A, 5.15% 6/15/2026 (b)	6,714,035	6,728,102
Hyundai Auto Lease Securitization Trust Series 2024-B Class A2A, 5.51% 10/15/2026 (b)	14,431,014	14,493,114
Hyundai Auto Receivables Trust Series 2023-B Class A2A, 5.77% 5/15/2026	1,712,600	1,714,905
Hyundai Auto Receivables Trust Series 2023-C Class A2A, 5.8% 1/15/2027	4,935,169	4,955,330
Hyundai Auto Receivables Trust Series 2024-A Class A2A, 5.29% 4/15/2027	9,388,793	9,418,628
Hyundai Auto Receivables Trust Series 2024-C Class A2A, 4.53% 9/15/2027	15,930,000	15,937,506
John Deere Owner Trust Series 2023-B Class A2, 5.59% 6/15/2026	1,726,148	1,727,753
John Deere Owner Trust Series 2023-C Class A2, 5.76% 8/17/2026	4,258,680	4,267,029
John Deere Owner Trust Series 2024-A Class A2A, 5.19% 2/16/2027	15,726,620	15,774,183
John Deere Owner Trust Series 2024-C Class A2B, U.S. 30-Day Avg. SOFR Index + 0.43%, 4.7703% 8/16/2027 (c)(d)	17,025,000	17,046,317
Juniper Valley Park CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5432% 7/20/2036 (b)(c)(d)	20,000,000	20,054,860
Kubota Credit Owner Trust Series 2024-2A Class A2, 5.45% 4/15/2027 (b)	6,750,000	6,791,758
Kubota Credit Owner Trust Series 2025-1A Class A2, 4.61% 12/15/2027 (b)	20,270,000	20,328,025
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (b)	521,916	523,992
Mercedes-Benz Auto Lease Trust Series 2024-A Class A2A, 5.44% 2/16/2027	19,234,596	19,316,197
Mercedes-Benz Auto Receivables Trust Series 2022-1 Class A3, 5.21% 8/16/2027	8,235,855	8,270,652
Mercedes-Benz Auto Receivables Trust Series 2024-1 Class A2A, 5.06% 5/17/2027	7,270,604	7,282,903
MMAF Equipment Finance LLC Series 2023-A Class A2, 5.79% 11/13/2026 (b)	5,332,752	5,358,628
Nissan Master Owner Tr Receivable Series 2024-A Class A, U.S. 30-Day Avg. SOFR Index + 0.67%, 5.0086% 2/15/2028 (b)(c)(d)	24,000,000	24,055,865
OneMain Direct Auto Receivables Trust Series 2021-1A Class A, 0.87% 7/14/2028 (b)	3,909,244	3,863,962
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	2,503,780	2,506,700
Porsche Financial Auto Securitization Trust Series 2024-1A Class A2A, 4.45% 1/24/2028 (b)	22,415,000	22,424,612
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (b)	1,710,000	1,716,099
Santander Drive Auto Receivables Trust Series 2024-3 Class A2, 5.91% 6/15/2027	7,216,373	7,241,219
SBNA Auto Lease Trust 2024-A Series 2024-A Class A2, 5.45% 1/20/2026 (b)	3,210,091	3,213,846
Sbna Auto Lease Trust Series 2024-B Class A2, 5.67% 11/20/2026 (b)	8,881,280	8,910,157
SBNA Auto Lease Trust Series 2024-C Class A2, 4.94% 11/20/2026 (b)	9,564,310	9,577,171
SFAST Series 2025-1A Class A2, 4.65% 5/22/2028 (b)	16,565,000	16,600,683
SFS Auto Receivables Securitization Trust Series 2023-1A Class A2A, 5.89% 3/22/2027 (b)	261,683	262,158
Sfs Auto Receivables Securitization Trust Series 2024-1A Class A2, 5.35% 6/21/2027 (b)	2,094,457	2,098,560
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A2, 5.71% 10/20/2027 (b)	11,065,637	11,113,143
Sfs Auto Receivables Securitization Trust Series 2024-3A Class A2, 4.71% 5/22/2028 (b)	8,405,231	8,413,428
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/2026 (b)	5,426,027	5,442,744
Tesla Auto Lease Trust Series 2024-B Class A2A, 4.79% 1/20/2027 (b)	10,121,264	10,134,504
Tesla Electric Vehicle Trust Series 2023-1 Class A2A, 5.54% 12/21/2026 (b)	9,240,899	9,272,141
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (b)	549,686	550,949
Toyota Auto Receivables 2021-D Owner Trust Series 2021-D Class A3, 0.71% 4/15/2026	298,724	297,453
Toyota Auto Receivables 2022-C Owner Tr Series 2022-C Class A3, 3.76% 4/15/2027	3,869,969	3,853,956
Toyota Auto Receivables Owner Trust Series 2023-A Class A3, 4.63% 9/15/2027	12,161,851	12,169,546
Toyota Auto Receivables Owner Trust Series 2023-C Class A2A, 5.6% 8/17/2026	3,394,439	3,400,585
Toyota Auto Receivables Owner Trust Series 2023-D Class A2A, 5.8% 11/16/2026	4,040,173	4,052,742
Toyota Auto Receivables Owner Trust Series 2024-B Class A2A, 5.41% 3/15/2027	14,081,006	14,130,693
Toyota Lease Owner Trust Series 2023-B Class A2A, 5.73% 4/20/2026 (b)	1,973,279	1,976,992
Toyota Lease Owner Trust Series 2023-B Class A3, 5.66% 11/20/2026 (b)	8,244,000	8,303,020
Toyota Lease Owner Trust Series 2024-A Class A2A, 5.33% 7/20/2026 (b)	5,006,459	5,014,019
Toyota Lease Owner Trust Series 2025-A Class A2A, 4.58% 7/20/2027 (b)	13,485,000	13,505,012
Upstart Securitization Trust Series 2023-3 Class A, 6.9% 10/20/2033 (b)	3,899,141	3,936,540
Usaa Auto Owner Trust 2023-A Series 2023-A Class A2, 5.83% 7/15/2026 (b)	577,549	578,051
Verizon Master Trust Series 2022-4 Class A, 3.4% 11/20/2028 (c)	23,454,000	23,398,377
Verizon Master Trust Series 2023-5 Class A1A, 5.61% 9/8/2028	13,296,000	13,375,732
Volkswagen Auto Lease Trust Series 2023-A Class A2A, 5.87% 1/20/2026	2,223,137	2,225,751
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A2A, 5.5% 12/21/2026	2,640,017	2,644,812
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A2A, 4.65% 11/22/2027	19,620,000	19,659,340
Volvo Financial Equipment LLC Series 2024-1A Class A2, 4.56% 5/17/2027 (b)	11,200,000	11,205,372
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	10,433,759	10,611,393
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A2, 5.1419% 2/18/2039 (b)(c)	16,085,518	16,141,113
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A2, CME Term SOFR 1 month Index + 1%, 5.3137% 6/21/2039 (b)(c)(d)	9,216,000	9,270,122
World Omni Auto Receivables Tr 2023-D Series 2023-D Class A2A, 5.91% 2/16/2027	2,760,316	2,770,455
World Omni Auto Receivables Tr Series 2021-D Class A3, 0.81% 10/15/2026	1,829,745	1,821,102
World Omni Auto Receivables Tr Series 2023-C Class A2A, 5.57% 12/15/2026	2,568,864	2,572,809
World Omni Auto Receivables Trust Series 2024-B Class A2A, 5.48% 9/15/2027	11,013,824	11,055,876
World Omni Auto Receivables Trust Series 2025-A Class A2A, 4.49% 4/17/2028	17,050,000	17,078,407
World Omni Automobile Lease Securitization Trust Series 2024-A Class A2A, 5.32% 2/16/2027	12,796,628	12,858,743
World Omni Select Auto Trust Series 2024-A Class A2A, 5.37% 2/15/2028	14,232,149	14,285,380
TOTAL UNITED STATES		1,336,119,624
TOTAL ASSET-BACKED SECURITIES (Cost $1,623,653,687)		1,629,912,775

Bank Notes - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
Goldman Sachs Bank USA 5.283% 3/18/2027 (c) (Cost $23,515,305)	23,400,000	23,563,498

Collateralized Mortgage Obligations - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
CFMT LLC Series 2022-HB8 Class A, 3.75% 4/25/2025 (b)	3,229,554	3,210,500
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(c)	2,250,762	2,204,868
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (b)	301,467	297,682
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (b)	278,053	271,166
RMF Buyout Issuance Trust Series 2021-HB1 Class A, 1.2586% 11/25/2031 (b)	193,467	192,875
TOTAL UNITED STATES		6,177,091
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,122,416)		6,177,091

Commercial Mortgage Securities - 2.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.1%
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.462% 1/15/2039 (b)(c)(d)	2,450,460	2,443,568
BANK Series 2017-BNK5 Class ASB, 3.179% 6/15/2060	1,417,673	1,397,095
Benchmark Mortgage Trust Series 2018-B2 Class ASB, 3.7802% 2/15/2051	2,403,934	2,378,605
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.654% 3/15/2041 (b)(c)(d)	2,472,644	2,473,417
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7035% 3/15/2041 (b)(c)(d)	17,815,482	17,837,752
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.3248% 2/15/2039 (b)(c)(d)	5,751,727	5,740,943
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.0733% 12/9/2040 (b)(c)(d)	2,838,975	2,845,185
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6047% 12/15/2039 (b)(c)(d)	2,113,000	2,112,340
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.9475% 5/15/2041 (b)(c)	8,246,529	8,261,991
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 5.2765% 11/15/2038 (b)(c)(d)	4,077,312	4,069,667
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 5.0624% 10/15/2026 (b)(c)(d)	3,653,893	3,635,624
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2265% 2/15/2036 (b)(c)(d)	591,000	590,261
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.0965% 6/15/2038 (b)(c)(d)	2,349,657	2,343,783
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.7537% 4/15/2041 (b)(c)(d)	7,729,267	7,738,929
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.7539% 2/15/2039 (b)(c)(d)	5,783,456	5,792,493
BX Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4674% 3/15/2030 (b)(c)(d)	15,487,000	15,467,646
COMM Mortgage Trust Series 2017-CD4 Class ASB, 3.317% 5/10/2050	985,902	970,695
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class ASB, 3.3269% 11/15/2050	851,982	842,733
DBJPM Mortgage Trust Series 2017-C6 Class ASB, 3.121% 6/10/2050	1,739,747	1,708,564
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1275% 11/15/2038 (b)(c)(d)	6,587,332	6,564,688
GS Mortgage Securities Trust Series 2017-GS8 Class AAB, 3.313% 11/10/2050	1,089,152	1,074,650
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049	503,177	495,466
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.6071% 5/15/2039 (b)(c)(d)	7,914,000	7,755,720
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1265% 7/15/2038 (b)(c)(d)	2,275,000	2,270,734
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34 Class ASB, 3.354% 11/15/2052	2,573,040	2,534,009
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4009% 11/15/2040 (b)(c)(d)	1,607,924	1,614,961
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.1571% 11/15/2038 (b)(c)(d)	4,807,473	4,798,459
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.5548% 12/15/2039 (b)(c)(d)	6,601,000	6,603,077
UBS Commercial Mortgage Trust Series 2017-C4 Class ASB, 3.366% 10/15/2050	1,867,131	1,837,984
UBS Commercial Mortgage Trust Series 2017-C7 Class ASB, 3.586% 12/15/2050	4,319,289	4,262,936
Wells Fargo Commercial Mortgage Trust Series 2015-C28 Class A3, 3.29% 5/15/2048	5,203,248	5,187,025
Wells Fargo Commercial Mortgage Trust Series 2016-C32 Class A3FL, CME Term SOFR 1 month Index + 1.5345%, 5.8463% 1/15/2059 (c)(d)	11,942,151	11,963,106
Wells Fargo Commercial Mortgage Trust Series 2017-C38 Class ASB, 3.261% 7/15/2050	770,603	761,087
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class ASB, 3.488% 12/15/2050	862,529	852,401
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.1032% 10/15/2041 (b)(c)(d)	7,707,000	7,736,036
TOTAL UNITED STATES		154,963,630
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $154,511,960)		154,963,630

Non-Convertible Corporate Bonds - 45.8%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.6%
Financials - 0.3%
Banks - 0.3%
Commonwealth Bank of Australia U.S. SOFR Index + 0.46%, 4.7903% 11/27/2026 (b)(c)(d)	24,000,000	24,047,047
Materials - 0.3%
Metals & Mining - 0.3%
Glencore Funding LLC 1.625% 4/27/2026 (b)	24,782,000	23,964,174
TOTAL AUSTRALIA		48,011,221
CANADA - 3.7%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 2.05% 7/15/2025	15,500,000	15,346,051
Financials - 3.5%
Banks - 3.5%
Bank of Montreal 0.949% 1/22/2027 (c)	20,600,000	19,953,600
Bank of Montreal 4.567% 9/10/2027 (c)	20,606,000	20,611,395
Bank of Montreal 5.92% 9/25/2025	18,000,000	18,134,224
Bank of Nova Scotia/The 5.45% 6/12/2025	24,400,000	24,452,607
Canadian Imperial Bank of Commerce U.S. SOFR Averages Index + 0.94%, 5.2794% 4/7/2025 (c)(d)	18,000,000	18,013,212
Federation des Caisses Desjardins du Quebec U.S. SOFR Index + 0.63%, 4.9832% 1/27/2027 (b)(c)(d)	23,000,000	23,065,394
National Bank of Canada 4.95% 2/1/2028 (c)	19,261,000	19,366,560
Royal Bank of Canada 5.069% 7/23/2027 (c)	30,425,000	30,655,471
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 5.0661% 10/18/2027 (c)(d)	30,000,000	30,066,657
Toronto Dominion Bank 4.568% 12/17/2026	31,000,000	31,042,986
Toronto Dominion Bank U.S. SOFR Index + 0.48%, 4.8213% 10/10/2025 (c)(d)	25,250,000	25,286,730
		260,648,836
TOTAL CANADA		275,994,887
CHINA - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	7,600,000	7,532,892
NXP BV / NXP Funding LLC 5.35% 3/1/2026	15,000,000	15,054,300

TOTAL CHINA		22,587,192
DENMARK - 0.5%
Financials - 0.5%
Banks - 0.5%
Danske Bank A/S 4.298% 4/1/2028 (b)(c)	12,302,000	12,213,664
Danske Bank A/S 6.259% 9/22/2026 (b)(c)	27,404,000	27,639,486

TOTAL DENMARK		39,853,150
FRANCE - 0.4%
Financials - 0.4%
Banks - 0.4%
BNP Paribas SA 1.323% 1/13/2027 (b)(c)	10,214,000	9,928,391
Credit Agricole SA 1.247% 1/26/2027 (b)(c)	19,506,000	18,922,184

TOTAL FRANCE		28,850,575
GERMANY - 2.6%
Consumer Discretionary - 1.7%
Automobiles - 1.7%
BMW US Capital LLC U.S. SOFR Averages Index + 0.8%, 5.1399% 8/13/2026 (b)(c)(d)	22,600,000	22,720,350
BMW US Capital LLC U.S. SOFR Averages Index + 0.84%, 5.1881% 4/1/2025 (b)(c)(d)	13,000,000	13,005,782
Mercedes-Benz Finance North America LLC 4.9% 1/9/2026 (b)	12,000,000	12,041,314
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.63%, 4.9831% 7/31/2026 (b)(c)(d)	22,000,000	22,067,106
Volkswagen Group of America Finance LLC 3.35% 5/13/2025 (b)	6,200,000	6,182,741
Volkswagen Group of America Finance LLC 5.8% 9/12/2025 (b)	27,000,000	27,163,779
Volkswagen Group of America Finance LLC U.S. SOFR Index + 1.06%, 5.3993% 8/14/2026 (b)(c)(d)	21,978,000	22,046,262
		125,227,334
Financials - 0.6%
Capital Markets - 0.6%
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (c)	25,200,000	24,734,831
Deutsche Bank AG/New York NY 6.119% 7/14/2026 (c)	20,901,000	20,994,926
		45,729,757
Industrials - 0.3%
Machinery - 0.3%
Daimler Truck Finance North America LLC 3.5% 4/7/2025 (b)	24,000,000	23,968,827
TOTAL GERMANY		194,925,918
IRELAND - 1.1%
Financials - 0.8%
Banks - 0.3%
Bank of Ireland Group PLC 6.253% 9/16/2026 (b)(c)	23,195,000	23,376,524
Consumer Finance - 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 10/1/2025	21,000,000	20,964,066
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 7/15/2025	15,000,000	15,068,682
		36,032,748
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd 2.125% 2/21/2026 (b)	20,000,000	19,491,840
TOTAL IRELAND		78,901,112
JAPAN - 1.3%
Financials - 1.3%
Banks - 1.3%
Mitsubishi UFJ Financial Group Inc 3.837% 4/17/2026 (c)	12,000,000	11,983,399
Mizuho Financial Group Inc 2.651% 5/22/2026 (c)	16,000,000	15,928,907
Mizuho Financial Group Inc U.S. SOFR Index + 0.96%, 5.3009% 5/22/2026 (c)(d)	21,000,000	21,032,664
Sumitomo Mitsui Financial Group Inc 2.632% 7/14/2026	24,000,000	23,421,406
Sumitomo Mitsui Trust Bank Ltd U.S. SOFR Index + 1.12%, 5.5384% 3/9/2026 (b)(c)(d)	25,000,000	25,193,194

TOTAL JAPAN		97,559,570
NETHERLANDS - 1.7%
Financials - 1.7%
Banks - 1.7%
ABN AMRO Bank NV U.S. SOFR Averages Index + 1.78%, 6.1511% 9/18/2027 (b)(c)(d)	17,900,000	18,202,030
Cooperatieve Rabobank UA 1.004% 9/24/2026 (b)(c)	19,741,000	19,343,458
Cooperatieve Rabobank UA 1.339% 6/24/2026 (b)(c)	19,644,000	19,440,492
Cooperatieve Rabobank UA/NY 4.333% 8/28/2026	20,000,000	20,020,102
ING Groep NV 1.726% 4/1/2027 (c)	21,004,000	20,378,586
ING Groep NV 3.869% 3/28/2026 (c)	30,500,000	30,474,574

TOTAL NETHERLANDS		127,859,242
NORWAY - 0.2%
Financials - 0.2%
Banks - 0.2%
DNB Bank ASA 5.896% 10/9/2026 (b)(c)	11,900,000	11,988,195
SWEDEN - 0.1%
Financials - 0.1%
Banks - 0.1%
Swedbank AB U.S. SOFR Averages Index + 0.91%, 5.251% 4/4/2025 (b)(c)(d)	11,081,000	11,088,867
SWITZERLAND - 1.2%
Financials - 1.2%
Capital Markets - 1.2%
UBS Group AG 1.364% 1/30/2027 (b)(c)	25,000,000	24,281,131
UBS Group AG 1.494% 8/10/2027 (b)(c)	23,000,000	21,989,499
UBS Group AG 2.193% 6/5/2026 (b)(c)	6,300,000	6,259,718
UBS Group AG 3.75% 3/26/2025	12,000,000	11,993,094
UBS Group AG 6.373% 7/15/2026 (b)(c)	22,000,000	22,133,467

TOTAL SWITZERLAND		86,656,909
UNITED KINGDOM - 3.2%
Consumer Staples - 0.4%
Tobacco - 0.4%
BAT International Finance PLC 1.668% 3/25/2026	6,815,000	6,605,400
Reynolds American Inc 4.45% 6/12/2025	24,850,000	24,830,214
		31,435,614
Financials - 2.6%
Banks - 2.6%
Barclays PLC 2.852% 5/7/2026 (c)	40,239,000	40,103,163
Barclays PLC 3.65% 3/16/2025	10,000,000	9,994,362
Barclays PLC 5.304% 8/9/2026 (c)	27,658,000	27,733,089
Barclays PLC 5.829% 5/9/2027 (c)	19,000,000	19,240,820
Barclays PLC 7.325% 11/2/2026 (c)	20,926,000	21,272,114
HSBC Holdings PLC 1.645% 4/18/2026 (c)	8,000,000	7,967,245
HSBC Holdings PLC 2.999% 3/10/2026 (c)	16,000,000	15,994,597
HSBC Holdings PLC 4.292% 9/12/2026 (c)	8,000,000	7,981,191
Lloyds Banking Group PLC 3.511% 3/18/2026 (c)	8,000,000	7,996,261
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.56%, 5.9111% 8/7/2027 (c)(d)	18,000,000	18,220,140
NatWest Group PLC 7.472% 11/10/2026 (c)	7,101,000	7,234,804
NatWest Markets PLC U.S. SOFR Index + 1.45%, 5.809% 3/22/2025 (b)(c)(d)	11,324,000	11,331,814
		195,069,600
Industrials - 0.2%
Aerospace & Defense - 0.2%
BAE Systems Holdings Inc 3.85% 12/15/2025 (b)	12,550,000	12,473,954
TOTAL UNITED KINGDOM		238,979,168
UNITED STATES - 28.9%
Communication Services - 1.1%
Media - 0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.908% 7/23/2025	15,000,000	14,979,378
Warnermedia Holdings Inc 3.638% 3/15/2025	23,000,000	22,987,977
Warnermedia Holdings Inc 3.788% 3/15/2025	12,326,000	12,317,624
		50,284,979
Wireless Telecommunication Services - 0.4%
T-Mobile USA Inc 1.5% 2/15/2026	7,000,000	6,795,778
T-Mobile USA Inc 3.5% 4/15/2025	28,150,000	28,107,510
		34,903,288
Consumer Discretionary - 2.2%
Automobiles - 1.6%
American Honda Finance Corp 4.95% 1/9/2026	13,259,000	13,299,898
American Honda Finance Corp U.S. SOFR Index + 0.45%, 4.8389% 6/13/2025 (c)(d)	23,000,000	23,011,324
American Honda Finance Corp U.S. SOFR Index + 0.55%, 4.8937% 5/11/2026 (c)(d)	22,000,000	22,039,446
General Motors Financial Co Inc 2.75% 6/20/2025	14,573,000	14,478,094
General Motors Financial Co Inc U.S. SOFR Averages Index + 1.3%, 5.6394% 4/7/2025 (c)(d)	13,000,000	13,010,920
Hyundai Capital America 5.45% 6/24/2026 (b)	13,511,000	13,647,901
Hyundai Capital America 5.8% 6/26/2025 (b)	16,468,000	16,514,813
		116,002,396
Household Durables - 0.1%
Lennar Corp 4.75% 5/30/2025	7,237,000	7,233,822
Leisure Products - 0.3%
Mattel Inc 5.875% 12/15/2027 (b)	21,570,000	21,660,529
Specialty Retail - 0.2%
Home Depot Inc/The U.S. SOFR Index + 0.33%, 4.6965% 12/24/2025 (c)(d)	17,610,000	17,633,921
TOTAL CONSUMER DISCRETIONARY		162,530,668

Consumer Staples - 1.3%
Consumer Staples Distribution & Retail - 0.5%
Dollar General Corp 4.15% 11/1/2025	22,776,000	22,680,806
Dollar Tree Inc 4% 5/15/2025	15,923,000	15,883,436
		38,564,242
Food Products - 0.3%
The Campbell's Company 3.3% 3/19/2025	9,000,000	8,993,337
The Campbell's Company 3.95% 3/15/2025	9,355,000	9,349,211
The Campbell's Company 5.3% 3/20/2026	3,502,000	3,526,671
		21,869,219
Personal Care Products - 0.2%
Kenvue Inc 5.5% 3/22/2025	13,500,000	13,502,153
Tobacco - 0.3%
Altria Group Inc 2.35% 5/6/2025	24,328,000	24,220,507
TOTAL CONSUMER STAPLES		98,156,121

Energy - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Chevron USA Inc U.S. SOFR Averages Index + 0.36%, 4.6939% 2/26/2027 (c)(d)	21,318,000	21,334,074
Columbia Pipeline Group Inc 4.5% 6/1/2025	7,500,000	7,489,303
DCP Midstream Operating LP 5.375% 7/15/2025	12,000,000	12,006,554
Energy Transfer LP 2.9% 5/15/2025	13,365,000	13,305,047
Energy Transfer LP 4.05% 3/15/2025	12,200,000	12,192,871
Marathon Petroleum Corp 4.7% 5/1/2025	23,000,000	22,992,917
Phillips 66 3.85% 4/9/2025	23,000,000	22,977,020
Spectra Energy Partners LP 3.5% 3/15/2025	24,000,000	23,980,916
Transcontinental Gas Pipe Line Co LLC 7.85% 2/1/2026	15,300,000	15,602,541
		151,881,243
Financials - 15.8%
Banks - 8.0%
Bank of America Corp 1.658% 3/11/2027 (c)	23,000,000	22,332,408
Bank of America Corp 3.384% 4/2/2026 (c)	20,000,000	19,979,120
Bank of America NA 5.65% 8/18/2025	20,000,000	20,087,076
Citibank NA 5.864% 9/29/2025	18,750,000	18,869,697
Citibank NA U.S. SOFR Index + 0.708%, 5.0526% 8/6/2026 (c)(d)	23,000,000	23,079,267
Citigroup Inc 3.29% 3/17/2026 (c)	24,000,000	23,986,710
Citigroup Inc 5.61% 9/29/2026 (c)	22,000,000	22,123,857
Huntington National Bank/The U.S. SOFR Index + 0.72%, 5.0539% 4/12/2028 (c)(d)	18,225,000	18,244,920
JPMorgan Chase & Co 1.04% 2/4/2027 (c)	23,950,000	23,201,397
JPMorgan Chase & Co 1.045% 11/19/2026 (c)	20,000,000	19,510,306
JPMorgan Chase & Co 1.578% 4/22/2027 (c)	28,000,000	27,101,843
JPMorgan Chase & Co U.S. SOFR Index + 1.32%, 5.6732% 4/26/2026 (c)(d)	14,956,000	14,980,079
Morgan Stanley Bank NA 5.479% 7/16/2025	20,000,000	20,055,491
Morgan Stanley Bank NA U.S. SOFR Index + 0.685%, 5.0284% 10/15/2027 (c)(d)	24,500,000	24,572,074
PNC Financial Services Group Inc/The 4.758% 1/26/2027 (c)	23,500,000	23,519,691
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (c)	23,000,000	23,163,815
Santander Holdings USA Inc 3.45% 6/2/2025	18,992,000	18,922,609
Santander Holdings USA Inc 4.5% 7/17/2025	23,000,000	22,967,296
Truist Financial Corp 4.26% 7/28/2026 (c)	15,003,000	14,978,727
Truist Financial Corp 5.9% 10/28/2026 (c)	23,500,000	23,680,462
Truist Financial Corp 6.047% 6/8/2027 (c)	19,300,000	19,636,365
US Bancorp 1.45% 5/12/2025	15,000,000	14,908,759
US Bancorp 5.727% 10/21/2026 (c)	23,300,000	23,453,582
Wells Fargo & Co 2.188% 4/30/2026 (c)	23,600,000	23,504,499
Wells Fargo & Co 3.196% 6/17/2027 (c)	24,200,000	23,782,697
Wells Fargo & Co 4.54% 8/15/2026 (c)	20,340,000	20,324,373
Wells Fargo & Co 4.9% 1/24/2028 (c)	15,849,000	15,928,940
Wells Fargo & Co U.S. SOFR Index + 1.32%, 5.6732% 4/25/2026 (c)(d)	13,951,000	13,970,492
Wells Fargo Bank NA U.S. SOFR Index + 0.8%, 5.1519% 8/1/2025 (c)(d)	15,000,000	15,029,405
		595,895,957
Capital Markets - 3.6%
Athene Global Funding 2.55% 6/29/2025 (b)	26,417,000	26,222,411
Athene Global Funding 4.86% 8/27/2026 (b)	15,000,000	15,039,023
Athene Global Funding 4.95% 1/7/2027 (b)	24,000,000	24,101,552
Athene Global Funding 5.684% 2/23/2026 (b)	20,000,000	20,218,033
Bank of New York Mellon Corp/The 4.414% 7/24/2026 (c)	10,226,000	10,216,155
Bank of New York Mellon/The U.S. SOFR Index + 0.45%, 4.8389% 3/13/2026 (c)(d)	12,722,000	12,723,421
GA Global Funding Trust 3.85% 4/11/2025 (b)	8,646,000	8,637,088
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (c)	25,000,000	24,321,047
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (c)	14,873,000	14,404,786
Moody's Corp 3.75% 3/24/2025	17,919,000	17,903,143
Morgan Stanley 1.593% 5/4/2027 (c)	27,400,000	26,455,411
Morgan Stanley 2.188% 4/28/2026 (c)	31,016,000	30,895,018
State Street Bank & Trust Co U.S. SOFR Index + 0.46%, 4.7977% 11/25/2026 (c)(d)	14,768,000	14,788,557
State Street Corp 2.901% 3/30/2026 (c)	12,000,000	11,982,802
State Street Corp 5.104% 5/18/2026 (c)	12,160,000	12,174,540
		270,082,987
Consumer Finance - 2.2%
Ally Financial Inc 4.625% 3/30/2025	17,935,000	17,929,010
American Express Co 4.99% 5/1/2026 (c)	24,000,000	24,008,997
American Express Co 6.338% 10/30/2026 (c)	23,355,000	23,619,655
Capital One Financial Corp 2.636% 3/3/2026 (c)(d)	24,000,000	24,000,000
Toyota Motor Credit Corp 5.6% 9/11/2025	19,000,000	19,118,310
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.45%, 4.7913% 4/10/2026 (c)(d)	29,800,000	29,845,310
Toyota Motor Credit Corp U.S. SOFR Index + 0.77%, 5.1148% 8/7/2026 (c)(d)	22,559,000	22,713,619
		161,234,901
Financial Services - 1.0%
CNH Industrial Capital LLC 3.95% 5/23/2025	10,000,000	9,976,283
CNH Industrial Capital LLC 5.45% 10/14/2025	22,742,000	22,843,491
Corebridge Financial Inc 3.5% 4/4/2025	32,000,000	31,964,680
Fiserv Inc 3.85% 6/1/2025	12,200,000	12,169,232
		76,953,686
Insurance - 1.0%
Equitable Financial Life Global Funding 1% 1/9/2026 (b)	20,200,000	19,628,928
Jackson National Life Global Funding 4.9% 1/13/2027 (b)	18,565,000	18,651,107
Jackson National Life Global Funding U.S. SOFR Index + 0.97%, 5.3122% 1/14/2028 (b)(c)(d)	20,150,000	20,299,908
Protective Life Global Funding U.S. SOFR Index + 0.98%, 5.3384% 3/28/2025 (b)(c)(d)	13,000,000	13,007,669
		71,587,612
TOTAL FINANCIALS		1,175,755,143

Health Care - 1.9%
Biotechnology - 0.8%
Amgen Inc 5.25% 3/2/2025	39,415,000	39,427,710
Gilead Sciences Inc 3.65% 3/1/2026	23,000,000	22,819,735
		62,247,445
Health Care Providers & Services - 1.0%
CVS Health Corp 5% 2/20/2026	17,156,000	17,195,928
HCA Inc 5.25% 6/15/2026	11,731,000	11,778,811
HCA Inc 5.875% 2/15/2026	30,900,000	31,033,276
Humana Inc 4.5% 4/1/2025	6,231,000	6,227,967
		66,235,982
Pharmaceuticals - 0.1%
Bristol-Myers Squibb Co U.S. SOFR Index + 0.49%, 4.833% 2/20/2026 (c)(d)	10,569,000	10,603,653
TOTAL HEALTH CARE		139,087,080

Industrials - 0.2%
Trading Companies & Distributors - 0.2%
Air Lease Corp 3.25% 3/1/2025	13,926,000	13,926,000
Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 0.4%
Dell International LLC / EMC Corp 6.02% 6/15/2026	30,600,000	31,041,864
Software - 0.7%
Oracle Corp 2.5% 4/1/2025	30,600,000	30,546,629
Oracle Corp 2.65% 7/15/2026	20,000,000	19,504,275
		50,050,904
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.45% 9/25/2026	10,880,000	10,866,158
TOTAL INFORMATION TECHNOLOGY		91,958,926

Materials - 0.8%
Chemicals - 0.8%
Celanese US Holdings LLC 6.05% 3/15/2025	30,000,000	30,006,152
Eastman Chemical Co 3.8% 3/15/2025	1,944,000	1,941,736
International Flavors & Fragrances Inc 1.23% 10/1/2025 (b)	25,000,000	24,480,308
		56,428,196
Real Estate - 0.7%
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc 3.45% 4/30/2025	21,500,000	21,449,121
Retail REITs - 0.1%
Kite Realty Group Trust 4% 3/15/2025	10,773,000	10,766,595
Specialized REITs - 0.3%
American Tower Corp 1.3% 9/15/2025	23,000,000	22,578,690
TOTAL REAL ESTATE		54,794,406

Utilities - 1.7%
Electric Utilities - 0.7%
Exelon Corp 3.4% 4/15/2026	8,680,000	8,575,692
Pacific Gas and Electric Co 3.5% 6/15/2025	5,750,000	5,721,344
Pacific Gas and Electric Co U.S. SOFR Averages Index + 0.95%, 5.367% 9/4/2025 (c)(d)	29,900,000	29,880,558
Vistra Operations Co LLC 5.05% 12/30/2026 (b)	5,422,000	5,440,331
		49,617,925
Independent Power and Renewable Electricity Producers - 0.1%
Constellation Energy Generation LLC 3.25% 6/1/2025	12,500,000	12,445,624
Multi-Utilities - 0.9%
Dominion Energy Inc 3.3% 3/15/2025	11,936,000	11,926,449
DTE Energy Co 1.05% 6/1/2025	12,700,000	12,584,473
Puget Energy Inc 3.65% 5/15/2025	19,454,000	19,394,920
Sempra 3.3% 4/1/2025	16,000,000	15,976,035
WEC Energy Group Inc 5% 9/27/2025	6,000,000	6,006,675
		65,888,552
TOTAL UTILITIES		127,952,101

TOTAL UNITED STATES		2,157,658,151
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $3,406,525,194)		3,420,914,157

Commercial Paper - 2.2%
	Yield (%) (e)	Principal Amount (a)	Value ($)
Bank of Montreal U.S. SOFR Index + 0.35%, 4.71% 8/7/2025 (c)(d)	4.71	26,600,000	26,616,362
BofA Securities Inc U.S. SOFR Index + 0.39%, 4.75% 11/21/2025 (c)(d)	4.75	19,800,000	19,814,400
BofA Securities Inc U.S. SOFR Index + 0.4%, 4.76% 10/17/2025 (c)(d)	4.76	23,000,000	23,018,122
HSBC USA Inc 4.8% 8/15/2025	5.05	26,600,000	26,045,371
HSBC USA Inc 5.52% 6/6/2025	5.85	26,600,000	26,275,869
Royal Bank of Canada U.S. SOFR Index + 0.35%, 4.71% 7/9/2025 (c)(d)	4.71	26,500,000	26,518,206
Toronto Dominion Bank U.S. SOFR Index + 0.35%, 4.68% 10/3/2025 (c)(d)	4.68	20,000,000	20,016,245
TOTAL COMMERCIAL PAPER (Cost $168,112,076)			168,304,575

U.S. Treasury Obligations - 21.4%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/8/2025	4.27	88,900,000	88,212,047
US Treasury Notes 3.5% 9/30/2026	4.24 to 4.26	424,596,700	421,163,437
US Treasury Notes 4.125% 1/31/2027	4.36	115,000,000	115,251,563
US Treasury Notes 4.25% 1/31/2026	4.16 to 5.02	575,100,000	575,419,002
US Treasury Notes 4.75% 7/31/2025	4.54 to 5.06	403,000,000	403,743,031
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,599,618,557)			1,603,789,080

Certificates of Deposit - 3.9%
	Yield (%) (e)	Principal Amount (a)	Value ($)
Bank of Nova Scotia/Houston yankee U.S. SOFR Index + 0.35%, 4.71% 10/10/2025 (c)(d)	4.71	23,000,000	23,016,036
Barclays Bank PLC/NY yankee U.S. SOFR Index + 0.34%, 4.7% 12/31/2025 (c)(d)	4.70	19,000,000	18,998,404
Canadian Imperial Bank of Commerce/New York NY yankee U.S. SOFR Index + 0.35%, 4.71% 9/23/2025 (c)(d)	4.71	20,000,000	20,018,291
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.38%, 4.74% 7/23/2025 (c)(d)	4.74	26,500,000	26,520,581
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.38%, 4.74% 9/9/2025 (c)(d)	4.74	23,200,000	23,220,121
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.4%, 4.76% 11/12/2025 (c)(d)	4.76	23,000,000	23,022,598
Mizuho Bank Ltd/New York NY yankee U.S. SOFR Index + 0.35%, 4.71% 11/17/2025 (c)(d)	4.71	19,800,000	19,813,236
State Street Bank & Trust Co U.S. SOFR Index + 0.32%, 4.68% 11/17/2025 (c)(d)	4.68	19,800,000	19,806,954
Sumitomo Mitsui Banking Corp/New York yankee U.S. SOFR Index + 0.35%, 4.71% 11/18/2025 (c)(d)	4.71	19,800,000	19,813,618
Sumitomo Mitsui Trust Bank Ltd/ New York yankee U.S. SOFR Index + 0.29%, 4.65% 4/14/2025 (c)(d)	4.65	26,500,000	26,506,410
Sumitomo Mitsui Trust Bank Ltd/ New York yankee U.S. SOFR Index + 0.35%, 4.71% 11/19/2025 (c)(d)	4.71	19,800,000	19,810,413
Svenska Handelsbanken/New York NY yankee U.S. SOFR Index + 0.35%, 4.71% 7/15/2025 (c)(d)	4.71	26,500,000	26,520,850
Toronto-Dominion Bank/NY yankee U.S. Federal Fund Daily Rate + 0.4%, 4.73% 8/22/2025 (c)(d)	4.73	26,500,000	26,525,329
TOTAL CERTIFICATES OF DEPOSIT (Cost $293,400,000)			293,592,841

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $145,494,457)	4.35	145,465,364	145,494,457

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $7,420,953,652)	7,446,712,104
NET OTHER ASSETS (LIABILITIES) - 0.5%	41,163,626
NET ASSETS - 100.0%	7,487,875,730

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,869,144,222 or 25.0% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	329,118,148	1,926,761,676	2,110,385,367	5,010,669	-	-	145,494,457	145,465,364	0.3%
Fidelity Securities Lending Cash Central Fund	-	2,443,928,512	2,443,928,512	57,154	-	-	-	-	0.0%
Total	329,118,148	4,370,690,188	4,554,313,879	5,067,823	-	-	145,494,457	145,465,364

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	1,629,912,775	-	1,629,912,775	-

Bank Notes
Financials	23,563,498	-	23,563,498	-

Collateralized Mortgage Obligations	6,177,091	-	6,177,091	-

Commercial Mortgage Securities	154,963,630	-	154,963,630	-

Non-Convertible Corporate Bonds
Communication Services	85,188,267	-	85,188,267	-
Consumer Discretionary	287,758,002	-	287,758,002	-
Consumer Staples	129,591,735	-	129,591,735	-
Energy	167,227,294	-	167,227,294	-
Financials	2,164,516,163	-	2,164,516,163	-
Health Care	139,087,080	-	139,087,080	-
Industrials	69,860,621	-	69,860,621	-
Information Technology	114,546,118	-	114,546,118	-
Materials	80,392,370	-	80,392,370	-
Real Estate	54,794,406	-	54,794,406	-
Utilities	127,952,101	-	127,952,101	-

Commercial Paper	168,304,575	-	168,304,575	-

U.S. Treasury Obligations	1,603,789,080	-	1,603,789,080	-

Certificates of Deposit	293,592,841	-	293,592,841	-

Money Market Funds	145,494,457	145,494,457	-	-
Total Investments in Securities:	7,446,712,104	145,494,457	7,301,217,647	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $7,275,459,195)	$7,301,217,647
Fidelity Central Funds (cost $145,494,457)	145,494,457

Total Investment in Securities (cost $7,420,953,652)		$7,446,712,104
Cash		71,656
Receivable for fund shares sold		11,854,425
Interest receivable		51,124,419
Distributions receivable from Fidelity Central Funds		752,659
Prepaid expenses		4,370
Receivable from investment adviser for expense reductions		138,932
Total assets		7,510,658,565
Liabilities
Payable for investments purchased	$6,795,950
Payable for fund shares redeemed	11,523,603
Distributions payable	3,059,619
Accrued management fee	1,258,036
Other payables and accrued expenses	145,627
Total liabilities		22,782,835
Net Assets		$7,487,875,730
Net Assets consist of:
Paid in capital		$7,406,951,522
Total accumulated earnings (loss)		80,924,208
Net Assets		$7,487,875,730
Net Asset Value, offering price and redemption price per share ($7,487,875,730 ÷ 740,715,459 shares)		$10.11
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Interest		$189,652,867
Income from Fidelity Central Funds (including $57,154 from security lending)		5,067,823
Total income		194,720,690
Expenses
Management fee	$7,709,921
Custodian fees and expenses	29,526
Independent trustees' fees and expenses	10,317
Registration fees	211,490
Audit fees	29,284
Legal	4,905
Miscellaneous	11,502
Total expenses before reductions	8,006,945
Expense reductions	(353,004)
Total expenses after reductions		7,653,941
Net Investment income (loss)		187,066,749
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	5,188,034
Total net realized gain (loss)		5,188,034
Change in net unrealized appreciation (depreciation) on investment securities		1,184,391
Net gain (loss)		6,372,425
Net increase (decrease) in net assets resulting from operations		$193,439,174
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$187,066,749	$344,978,907
Net realized gain (loss)	5,188,034	4,095,425
Change in net unrealized appreciation (depreciation)	1,184,391	43,237,721
Net increase (decrease) in net assets resulting from operations	193,439,174	392,312,053
Distributions to shareholders	(228,062,893)	(296,093,102)

Share transactions
Proceeds from sales of shares	1,773,255,742	4,154,854,144
Reinvestment of distributions	200,512,810	263,876,489
Cost of shares redeemed	(1,948,408,221)	(3,283,226,409)

Net increase (decrease) in net assets resulting from share transactions	25,360,331	1,135,504,224
Total increase (decrease) in net assets	(9,263,388)	1,231,723,175

Net Assets
Beginning of period	7,497,139,118	6,265,415,943
End of period	$7,487,875,730	$7,497,139,118

Other Information
Shares
Sold	174,685,330	412,158,111
Issued in reinvestment of distributions	19,807,727	26,171,671
Redeemed	(192,180,390)	(325,848,813)
Net increase (decrease)	2,312,667	112,480,969

Financial Highlights
Fidelity® SAI Low Duration Bond Fund

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$10.15	$10.01	$9.91	$10.01	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.246	.519	.426	.063	.016
Net realized and unrealized gain (loss)	.013	.069	.016	(.102)	.007
Total from investment operations	.259	.588	.442	(.039)	.023
Distributions from net investment income	(.296)	(.448)	(.342)	(.059)	(.013)
Distributions from net realized gain	(.003)	-	-	(.002)	-
Total distributions	(.299)	(.448)	(.342)	(.061)	(.013)
Net asset value, end of period	$10.11	$10.15	$10.01	$9.91	$10.01
Total Return D,E	2.58%	6.00%	4.54%	(.38)%	.23%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.21% H	.21%	.26%	.30%	.34% H
Expenses net of fee waivers, if any	.20 % H	.20%	.21%	.22%	.22% H
Expenses net of all reductions	.20% H	.20%	.21%	.22%	.22% H
Net investment income (loss)	4.89% H	5.16%	4.30%	.63%	.17% H
Supplemental Data
Net assets, end of period (000 omitted)	$7,487,876	$7,497,139	$6,265,416	$4,176,846	$4,227,685
Portfolio turnover rate I	65 % H	68%	46%	59%	15% H,J

AFor the period September 15, 2020 (commencement of operations) through August 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2025

1. Organization.
Fidelity SAI Low Duration Bond Fund (the Fund) (formerly Fidelity SAI Low Duration Income Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, U.S. government and government agency obligations, commercial paper and certificates of deposit are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$53,554,445
Gross unrealized depreciation	(419,712)
Net unrealized appreciation (depreciation)	$53,134,733
Tax cost	$7,393,577,371

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(126,841)
Total capital loss carryforward	$(126,841)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Low Duration Bond Fund	1,914,309,030	1,640,375,507
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Low Duration Bond Fund	4,931
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI Low Duration Bond Fund	6,167	-	-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .20% of average net assets. This reimbursement will remain in place through December 31, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $344,868.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $8,136.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Low Duration Bond Fund (formerly Fidelity SAI Low Duration Income Fund)
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9900848.104
LDI-SANN-0425
Fidelity® Series Bond Index Fund

Semi-Annual Report
February 28, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Bond Index Fund
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
American Express Credit Account Master Trust Series 2023-4 Class A, 5.15% 9/15/2030	2,000,000	2,054,771
BMW Vehicle Owner Trust Series 2025-A Class A3, 4.56% 9/25/2029	1,810,000	1,819,141
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/2028	2,360,000	2,285,772
Capital One Multi-Asset Execution Trust Series 2021-A2 Class A2, 1.39% 7/15/2030	4,200,000	3,819,259
Capital One Prime Auto Receivables Trust 2023-1 Series 2023-1 Class A3, 4.87% 2/15/2028	1,517,426	1,521,509
CarMax Auto Owner Trust Series 2022-3 Class A3, 3.97% 4/15/2027	4,888,753	4,872,723
CarMax Auto Owner Trust Series 2023-2 Class A3, 5.05% 1/18/2028	6,500,000	6,527,420
Carmax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	9,000,000	9,036,763
Carmax Auto Owner Trust Series 2025-1 Class A3, 4.84% 1/15/2030	2,260,000	2,286,537
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	7,000,000	7,180,499
Citibank Credit Card Issuance Trust Series 2007-A3 Class A3, 6.15% 6/15/2039	6,000,000	6,685,571
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/2030	2,750,000	2,716,654
Ford Cr Floorplan Mast Own Tr Series 2018-4 Class A, 4.06% 11/15/2030	2,525,000	2,487,170
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/2028	4,052,543	4,055,836
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	7,200,000	7,246,238
GM Financial Automobile Leasing Trust Series 2025-1 Class A3, 4.66% 2/21/2028	1,810,000	1,820,356
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class A3, 4.47% 2/16/2028	6,154,581	6,150,933
Honda Auto Receivables Owner Trust Series 2025-1 Class A3, 4.57% 9/21/2029	5,180,000	5,211,710
Hyundai Auto Receivables Trust Series 2022-B Class A3, 3.72% 11/16/2026	2,470,100	2,464,162
Hyundai Auto Receivables Trust Series 2022-C Class A3, 5.39% 6/15/2027	2,659,889	2,671,128
Hyundai Auto Receivables Trust Series 2023-A Class A3, 4.58% 4/15/2027	5,158,402	5,160,652
MBART Series 2025-1 Class A3, 4.78% 12/17/2029	1,505,000	1,521,087
Nissan Auto Lease Trust Series 2025-A Class A3, 4.75% 3/15/2028	1,020,000	1,028,420
Toyota Auto Receivables Owner Trust Series 2025-A Class A3, 4.64% 8/15/2029	4,600,000	4,635,836
World Omni Auto Receivables Trust Series 2025-A Class A3, 4.73% 3/15/2030	1,480,000	1,493,391
TOTAL UNITED STATES		96,753,538
TOTAL ASSET-BACKED SECURITIES (Cost $96,700,595)		96,753,538

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Bank of America NA 6% 10/15/2036	2,144,000	2,264,840
Citizens Bank NA/Providence RI 2.25% 4/28/2025	3,750,000	3,735,795
Discover Bank 2.7% 2/6/2030	5,000,000	4,517,433
Discover Bank 3.45% 7/27/2026	2,273,000	2,233,681
KeyBank NA/Cleveland OH 4.9% 8/8/2032	1,200,000	1,163,948
PNC Bank NA 2.7% 10/22/2029	2,100,000	1,919,865
Truist Bank 1.5% 3/10/2025	1,500,000	1,499,115
Truist Bank 3.3% 5/15/2026	1,355,000	1,335,056
Truist Bank 3.8% 10/30/2026	427,000	422,048
Truist Bank 4.632% 9/17/2029 (b)	5,000,000	4,902,718
Wells Fargo Bank NA 5.45% 8/7/2026	5,500,000	5,578,484

TOTAL BANK NOTES (Cost $30,632,451)		29,572,983

Commercial Mortgage Securities - 1.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.2%
BANK Series 2017-BNK4 Class ASB, 3.419% 5/15/2050	1,604,759	1,587,910
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	6,780,000	5,759,197
BANK Series 2021-BN35 Class A5, 2.285% 6/15/2064	12,700,000	10,845,500
BANK Series 2022-BNK39 Class A4, 2.928% 2/15/2055	1,800,000	1,593,166
BANK Series 2022-BNK41 Class A4, 3.7899% 4/15/2065 (b)	9,500,000	8,864,357
BANK Series 2023-BNK45 Class A5, 5.203% 2/15/2056 (b)	4,000,000	4,051,952
BBCMS Mortgage Trust Series 2021-C10 Class A5, 2.492% 7/15/2054	11,850,000	10,459,248
BBCMS Mortgage Trust Series 2021-C12 Class A5, 2.689% 11/15/2054	6,000,000	5,235,021
BBCMS Mortgage Trust Series 2021-C9 Class A5, 2.299% 2/15/2054	2,000,000	1,740,844
BBCMS Mortgage Trust Series 2024-C26 Class A5, 5.829% 5/15/2057 (b)	8,703,000	9,257,983
Benchmark Mortgage Trust Series 2019-B12 Class A5, 3.1156% 8/15/2052	1,772,000	1,649,841
Benchmark Mortgage Trust Series 2019-B9 Class A5, 4.0156% 3/15/2052	4,179,000	4,021,905
Benchmark Mortgage Trust Series 2020-B19 Class A5, 1.85% 9/15/2053	3,100,000	2,650,878
Benchmark Mortgage Trust Series 2021-B24 Class A5, 2.5843% 3/15/2054	10,300,000	8,944,358
Benchmark Mortgage Trust Series 2023-B39 Class A5, 5.7536% 7/15/2056	3,000,000	3,159,125
BMO Mortgage Trust Series 2022-C1 Class A5, 3.374% 2/15/2055	3,500,000	3,173,178
BMO Mortgage Trust Series 2023-C6 Class A5, 5.9562% 9/15/2056	1,460,000	1,556,110
BMO Mortgage Trust Series 2024-C9 Class A5, 5.7592% 7/15/2057	6,400,000	6,760,888
Citigroup Commercial Mortgage Trust Series 2015-GC29 Class A4, 3.192% 4/10/2048	1,183,524	1,181,992
Citigroup Commercial Mortgage Trust Series 2015-P1 Class A5, 3.717% 9/15/2048	1,045,000	1,038,274
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A4, 3.209% 5/10/2049	3,308,000	3,244,345
Citigroup Commercial Mortgage Trust Series 2016-P4 Class A4, 2.902% 7/10/2049	3,832,000	3,721,500
Citigroup Commercial Mortgage Trust Series 2018-B2 Class A4, 4.009% 3/10/2051	2,641,000	2,583,292
COMM Mortgage Trust Series 2015-CR22 Class A5, 3.309% 3/10/2048	1,085,892	1,083,511
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	3,485,000	3,421,704
CSAIL Commercial Mortgage Trust Series 2015-C3 Class A4, 3.7182% 8/15/2048	2,240,000	2,226,401
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A4, 2.7628% 9/15/2052	3,480,000	3,202,969
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A5, 3.0161% 9/15/2052	3,480,000	3,184,022
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K046 Class A2, 3.205% 3/25/2025	2,180,962	2,174,765
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K047 Class A2, 3.329% 5/25/2025	612,610	610,269
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K053 Class A2, 2.995% 12/25/2025	1,208,381	1,194,782
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K056 Class A2, 2.525% 5/25/2026	3,698,000	3,623,032
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	2,844,000	2,782,578
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K062 Class A1, 3.032% 9/25/2026	443,513	440,477
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K064 Class A2, 3.224% 3/25/2027	3,075,000	3,012,146
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	4,243,000	4,137,608
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K079 Class A2, 3.926% 6/25/2028	1,386,000	1,368,905
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K080 Class A2, 3.926% 7/25/2028	2,957,000	2,919,660
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-1510 Class A2, 3.718% 1/25/2031	2,646,000	2,554,180
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K094 Class A2, 2.903% 6/25/2029	9,484,000	8,961,743
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K104 Class A2, 2.253% 1/25/2030	16,200,000	14,740,534
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K116 Class A2, 1.378% 7/25/2030	12,400,000	10,632,115
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K117 Class A2, 1.406% 8/25/2030	12,400,000	10,620,761
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K118 Class A2, 1.493% 9/25/2030	6,200,000	5,324,676
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K121 Class A2, 1.547% 10/25/2030	8,900,000	7,635,791
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K123 Class A2, 1.621% 12/25/2030	8,000,000	6,876,966
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K125 Class A2, 1.846% 1/25/2031	2,000,000	1,736,104
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K126 Class A2, 2.074% 1/25/2031	8,200,000	7,218,640
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K128 Class A2, 2.02% 3/25/2031	6,410,000	5,615,016
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K129 Class A2, 1.914% 5/25/2031	6,160,000	5,345,174
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K130 Class A2, 1.723% 6/25/2031	7,200,000	6,150,658
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K136 Class A2, 2.127% 11/25/2031	7,800,000	6,755,013
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-151 Class A2, 3.8% 10/25/2032	1,000,000	953,229
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-152 Class A2, 3.78% 11/25/2032	7,500,000	7,138,990
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K140 Class A2, 2.25% 1/25/2032	12,000,000	10,424,603
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-154 Class A2, 4.35% 1/25/2033	9,000,000	8,889,683
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-156 Class A2, 4.43% 2/25/2033	9,025,000	8,961,781
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-157 Class A2, 4.2% 5/25/2033	8,500,000	8,303,036
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K751 Class A2, 4.412% 3/25/2030	4,000,000	4,006,470
GS Mortgage Securities Trust Series 2020-GC45 Class A5, 2.9106% 2/13/2053	9,700,000	8,929,883
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class A5, 3.9342% 9/15/2047	24,207	23,901
JPMBB Commercial Mortgage Securities Trust Series 2014-C24 Class A5, 3.6385% 11/15/2047	393,710	383,966
JPMBB Commercial Mortgage Securities Trust Series 2015-C29 Class A4, 3.6108% 5/15/2048	1,143,915	1,140,639
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	8,000,000	6,567,802
Morgan Stanley Capital I Trust Series 2020-L4 Class A3, 2.698% 2/15/2053	4,000,000	3,638,368
Morgan Stanley Capital I Trust Series 2021-L6 Class A4, 2.444% 6/15/2054 (b)	2,725,000	2,344,538
UBS Commercial Mortgage Trust Series 2019-C16 Class A4, 3.6048% 4/15/2052	7,470,000	7,089,645
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class A5, 2.892% 8/15/2052	5,667,000	5,212,658
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class A4, 3.146% 12/15/2052	8,500,000	7,875,236
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class A5, 2.725% 2/15/2053	3,600,000	3,223,534
TOTAL UNITED STATES		333,739,026
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $365,659,704)		333,739,026

Foreign Government and Government Agency Obligations - 1.5%
	Principal Amount (a)	Value ($)
CANADA - 0.4%
Export Development Canada 4.125% 2/13/2029	10,570,000	10,554,673
Province of Alberta 1% 5/20/2025	35,763,000	35,497,281
Province of Alberta 3.3% 3/15/2028	696,000	677,876
Province of British Columbia 2.25% 6/2/2026	6,672,000	6,512,606
Province of British Columbia 4.2% 7/6/2033	4,140,000	4,036,400
Province of British Columbia 4.9% 4/24/2029	5,000,000	5,113,350
Province of Manitoba 4.3% 7/27/2033	1,400,000	1,370,252
Province of Ontario 1.125% 10/7/2030	3,750,000	3,153,225
Province of Ontario 1.8% 10/14/2031	10,000,000	8,509,300
Province of Ontario 2.3% 6/15/2026	22,624,000	22,079,667
Province of Ontario 2.5% 4/27/2026	891,000	873,625
Province of Quebec 2.5% 4/20/2026	1,009,000	989,668
Province of Quebec 2.75% 4/12/2027	8,846,000	8,584,512
Province of Quebec 4.25% 9/5/2034	1,850,000	1,795,425
Province of Quebec 4.5% 9/8/2033	3,000,000	2,984,490
TOTAL CANADA		112,732,350
CHILE - 0.1%
Chilean Republic 2.45% 1/31/2031	6,000,000	5,246,280
Chilean Republic 2.55% 7/27/2033	7,750,000	6,404,600
Chilean Republic 3.24% 2/6/2028	2,067,000	1,975,380
Chilean Republic 3.625% 10/30/2042	3,150,000	2,456,906
Chilean Republic 3.86% 6/21/2047	3,039,000	2,346,898
Chilean Republic 4.95% 1/5/2036	3,440,000	3,328,200
Chilean Republic 5.33% 1/5/2054	3,400,000	3,230,000
Chilean Republic 5.65% 1/13/2037	3,000,000	3,049,800
TOTAL CHILE		28,038,064
HUNGARY - 0.0%
Hungary Government 7.625% 3/29/2041	1,500,000	1,732,635
INDONESIA - 0.1%
Indonesia Government 2.85% 2/14/2030	5,800,000	5,285,250
Indonesia Government 3.35% 3/12/2071	2,160,000	1,387,800
Indonesia Government 3.4% 9/18/2029	5,600,000	5,285,000
Indonesia Government 3.5% 2/14/2050	4,200,000	3,078,180
Indonesia Government 4.35% 1/11/2048	901,000	770,355
Indonesia Government 4.45% 4/15/2070	1,300,000	1,064,375
Indonesia Government 5.25% 1/15/2030	4,000,000	4,063,200
Indonesia Government 5.35% 2/11/2049	5,800,000	5,734,750
Indonesia Government 5.6% 1/15/2035	4,000,000	4,104,920
TOTAL INDONESIA		30,773,830
ISRAEL - 0.1%
Israel Government 2.75% 7/3/2030	1,310,000	1,159,243
Israel Government 3.25% 1/17/2028	2,565,000	2,447,087
Israel Government 3.375% 1/15/2050	4,900,000	3,305,501
Israel Government 3.875% 7/3/2050	4,660,000	3,402,993
Israel Government 5.375% 2/19/2030	2,850,000	2,874,350
Israel Government 5.375% 3/12/2029	1,400,000	1,412,600
Israel Government 5.5% 3/12/2034	1,400,000	1,405,488
Israel Government 5.625% 2/19/2035	3,000,000	3,015,750
Israel Government 5.75% 3/12/2054	1,400,000	1,318,275
TOTAL ISRAEL		20,341,287
ITALY - 0.1%
Italian Republic 1.25% 2/17/2026	4,100,000	3,974,499
Italian Republic 2.875% 10/17/2029	9,060,000	8,355,295
Italian Republic 4% 10/17/2049	2,982,000	2,211,541
TOTAL ITALY		14,541,335
JAPAN - 0.0%
Japan International Cooperation Agency 1.75% 4/28/2031	2,622,000	2,231,528
JORDAN - 0.0%
Jordan Government 3% 6/30/2025	341,000	338,954
KOREA (SOUTH) - 0.0%
Korean Republic 2.5% 6/19/2029	4,000,000	3,729,151
Korean Republic 2.75% 1/19/2027	4,000,000	3,898,641
TOTAL KOREA (SOUTH)		7,627,792
MEXICO - 0.2%
United Mexican States 3.5% 2/12/2034	16,778,000	13,768,027
United Mexican States 3.75% 4/19/2071	7,000,000	4,039,700
United Mexican States 4.28% 8/14/2041	3,000,000	2,293,200
United Mexican States 4.35% 1/15/2047	2,568,000	1,864,368
United Mexican States 4.5% 1/31/2050	15,110,000	11,098,295
United Mexican States 4.6% 1/23/2046	1,034,000	779,894
United Mexican States 4.6% 2/10/2048	3,128,000	2,335,521
United Mexican States 4.75% 3/8/2044	7,230,000	5,679,165
United Mexican States 4.75% 4/27/2032	5,000,000	4,655,250
United Mexican States 5.55% 1/21/2045	2,198,000	1,959,517
United Mexican States 6.05% 1/11/2040	3,556,000	3,375,889
TOTAL MEXICO		51,848,826
PANAMA - 0.1%
Panamanian Republic 2.252% 9/29/2032	6,180,000	4,515,726
Panamanian Republic 3.16% 1/23/2030	3,711,000	3,200,738
Panamanian Republic 3.75% 3/16/2025	11,010,000	10,982,475
Panamanian Republic 4.3% 4/29/2053	1,012,000	634,250
Panamanian Republic 4.5% 4/1/2056	4,200,000	2,651,250
Panamanian Republic 4.5% 4/16/2050	3,012,000	1,973,613
Panamanian Republic 6.4% 2/14/2035	3,800,000	3,596,890
Panamanian Republic 6.7% 1/26/2036	1,760,000	1,695,760
TOTAL PANAMA		29,250,702
PERU - 0.1%
Peruvian Republic 1.862% 12/1/2032	6,740,000	5,231,925
Peruvian Republic 2.78% 12/1/2060	3,300,000	1,841,813
Peruvian Republic 2.844% 6/20/2030	3,820,000	3,418,900
Peruvian Republic 3.55% 3/10/2051	4,400,000	3,082,860
Peruvian Republic 5.375% 2/8/2035	1,920,000	1,887,360
Peruvian Republic 5.875% 8/8/2054	1,730,000	1,700,339
Peruvian Republic 6.55% 3/14/2037	2,718,000	2,903,639
TOTAL PERU		20,066,836
PHILIPPINES - 0.1%
Philippine Republic 1.648% 6/10/2031	1,850,000	1,526,250
Philippine Republic 2.65% 12/10/2045	1,200,000	776,250
Philippine Republic 3% 2/1/2028	3,387,000	3,228,234
Philippine Republic 3.7% 3/1/2041	11,200,000	9,058,000
Philippine Republic 3.75% 1/14/2029	1,000,000	963,390
Philippine Republic 3.95% 1/20/2040	3,734,000	3,159,898
Philippine Republic 4.75% 3/5/2035	2,800,000	2,695,000
Philippine Republic 5.17% 10/13/2027	5,000,000	5,064,700
Philippine Republic 5.25% 5/14/2034	2,500,000	2,504,000
Philippine Republic 6.375% 10/23/2034	1,849,000	2,003,854
Philippine Republic 7.75% 1/14/2031	3,000,000	3,435,000
Philippine Republic 9.5% 2/2/2030	2,500,000	2,999,500
TOTAL PHILIPPINES		37,414,076
POLAND - 0.1%
Republic of Poland 3.25% 4/6/2026	1,176,000	1,161,124
Republic of Poland 4.625% 3/18/2029	1,500,000	1,494,855
Republic of Poland 4.875% 2/12/2030	4,000,000	4,019,160
Republic of Poland 5.125% 9/18/2034	3,000,000	2,971,470
Republic of Poland 5.375% 2/12/2035	4,000,000	4,038,400
Republic of Poland 5.5% 3/18/2054	3,000,000	2,872,650
Republic of Poland 5.5% 4/4/2053	2,700,000	2,597,319
Republic of Poland 5.75% 11/16/2032	3,600,000	3,748,212
TOTAL POLAND		22,903,190
URUGUAY - 0.1%
Uruguay Republic 4.125% 11/20/2045	846,621	724,191
Uruguay Republic 4.375% 1/23/2031	8,324,181	8,150,414
Uruguay Republic 4.975% 4/20/2055	5,889,811	5,319,265
Uruguay Republic 5.442% 2/14/2037	8,400,000	8,479,800
Uruguay Republic 7.625% 3/21/2036	380,000	449,350
TOTAL URUGUAY		23,123,020
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $448,619,672)		402,964,425

Municipal Securities - 0.4%
	Principal Amount (a)	Value ($)
California - 0.2%
Education - 0.0%
California St Univ Rev 2.719% 11/1/2052	3,540,000	2,450,545
University CA Revs Series 2015 AP, 3.931% 5/15/2045	665,000	609,410
		3,059,955
General Obligations - 0.2%
Golden State Tobacco Securitization Corp. Tobacco Settlement (State of California Proj.) Series 2021 B, 2.746% 6/1/2034	1,920,000	1,664,345
Golden State Tobacco Securitization Corp. Tobacco Settlement (State of California Proj.) Series 2021 B, 3.293% 6/1/2042	1,000,000	783,348
Los Angeles CA Ccd 6.75% 8/1/2049	1,685,000	1,945,890
State of California 7.55% 4/1/2039	7,910,000	9,545,967
State of California 7.6% 11/1/2040	6,390,000	7,795,750
State of California Gen. Oblig. 3.5% 4/1/2028	2,300,000	2,255,173
		23,990,473
Health Care - 0.0%
Univ CA Regts Med Ctr Pooled Rev (Univ CA Regts Med Ctr Pooled Rev Proj.) Series 2020 N, 3.256% 5/15/2060	5,400,000	3,608,403
Univ CA Regts Med Ctr Pooled Rev Series 2020 N, 3.006% 5/15/2050	3,000,000	2,035,697
		5,644,100
Transportation - 0.0%
Bay Area Toll Auth CA Bridge Rev 6.263% 4/1/2049	2,900,000	3,180,744
Bay Area Toll Auth CA Bridge Rev 7.043% 4/1/2050	1,325,000	1,585,429
Los Angeles CA Dept Arpts Rev 6.582% 5/15/2039	780,000	840,503
		5,606,676
Water & Sewer - 0.0%
San Francisco CA Pub Util Comm Wtr Rev 6% 11/1/2040	1,130,000	1,193,711
TOTAL CALIFORNIA		39,494,915
Idaho - 0.0%
Electric Utilities - 0.0%
Idaho Energy Res Auth Transmission Facs Rev (Bonneville Power Administration Proj.) Series 2021, 2.861% 9/1/2046	1,175,000	844,262
Illinois - 0.1%
General Obligations - 0.1%
Illinois St Gen. Oblig. 5.1% 6/1/2033	12,164,706	12,175,506
Transportation - 0.0%
Chicago IL O'Hare Intl Arpt Rev 6.395% 1/1/2040	5,350,000	5,831,669
TOTAL ILLINOIS		18,007,175
Kansas - 0.0%
General Obligations - 0.0%
Kansas St Dev Fin Auth Rev (Kansas St Proj.) Series 2015 H, 4.927% 4/15/2045	1,355,000	1,333,378
Massachusetts - 0.0%
General Obligations - 0.0%
Massachusetts St Gen. Oblig. Series 2016F, 3.277% 6/1/2046	840,000	670,749
Special Tax - 0.0%
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2019 B, 3.395% 10/15/2040	2,650,000	2,278,745
Water & Sewer - 0.0%
Massachusetts St Wtr Res Auth Series 2021C, 2.823% 8/1/2041	3,000,000	2,443,559
TOTAL MASSACHUSETTS		5,393,053
Michigan - 0.0%
Education - 0.0%
University MI Univ Revs 4.454% 4/1/2122	2,900,000	2,421,591
General Obligations - 0.0%
Michigan St Strategic Fd Ltd Oblig Rev (State of Michigan Proj.) Series 2021 A, 3.225% 9/1/2047	2,000,000	1,554,806
TOTAL MICHIGAN		3,976,397
New Jersey - 0.0%
Transportation - 0.0%
New Jersey Turnpike Authority 7.414% 1/1/2040	3,537,000	4,255,557
New Jersey,New York - 0.1%
Transportation - 0.1%
Port Auth NY & NJ 4.96% 8/1/2046	920,000	908,891
Port Auth NY & NJ 5.647% 11/1/2040	930,000	986,908
Port Auth NY & NJ Series 225, 3.175% 7/15/2060	6,000,000	4,116,443
		6,012,242
TOTAL NEW JERSEY,NEW YORK		6,012,242
New York - 0.0%
General Obligations - 0.0%
City of New York NY 6.271% 12/1/2037	3,100,000	3,350,653
Special Tax - 0.0%
New York NY City Transitional Fin Auth Rev 5.508% 8/1/2037	1,910,000	1,911,060
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 2.202% 3/15/2034	6,000,000	4,920,297
		6,831,357
Transportation - 0.0%
Metropolitan Transn Auth NY Rv 6.668% 11/15/2039	1,095,000	1,210,861
Water & Sewer - 0.0%
New York NY Cty Muni Wtr Fin Auth 5.952% 6/15/2042	1,610,000	1,693,270
TOTAL NEW YORK		13,086,141
North Carolina - 0.0%
Health Care - 0.0%
Atrium Health (Atrium Health Proj.) 3.204% 1/15/2051	2,200,000	1,603,966
Ohio - 0.0%
Electric Utilities - 0.0%
American Mun Pwr Rev 8.084% 2/15/2050	1,730,000	2,259,608
Oregon - 0.0%
Electric Utilities - 0.0%
Port of Morrow or 2.987% 9/1/2036 (Bonneville Power Administration Guaranteed)	1,010,000	862,017
Pennsylvania - 0.0%
General Obligations - 0.0%
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) 4.144% 6/1/2038	1,365,000	1,276,989
South Carolina - 0.0%
Electric Utilities - 0.0%
South Carolina St Svc Auth Rev Series 2013 C, 5.784% 12/1/2041	2,016,000	2,079,357
Texas - 0.0%
Special Tax - 0.0%
Dallas TX Rapid Transit Sales Tax Rev Series 2021 A, 2.613% 12/1/2048	4,750,000	3,269,625
Transportation - 0.0%
Dallas Fort Worth International Airport 4.507% 11/1/2051	1,580,000	1,412,990
Dallas Fort Worth International Airport Series 2019A, 3.144% 11/1/2045	435,000	335,374
Dallas Fort Worth International Airport Series 2021 C, 2.843% 11/1/2046	4,000,000	2,923,138
		4,671,502
TOTAL TEXAS		7,941,127
Virginia - 0.0%
Education - 0.0%
University VA Univ Revs (University VA Univ Revs Proj.) 2.584% 11/1/2051	2,400,000	1,544,754
University VA Univ Revs Series SER C, 4.179% 9/1/2117	845,000	661,439
		2,206,193
TOTAL VIRGINIA		2,206,193
TOTAL MUNICIPAL SECURITIES (Cost $134,834,383)		110,632,377

Non-Convertible Corporate Bonds - 27.1%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Financials - 0.1%
Banks - 0.1%
Australia & New Zealand Banking Group Ltd/New York NY 3.7% 11/16/2025	944,000	939,542
Australia & New Zealand Banking Group Ltd/New York NY 4.75% 1/18/2027	3,700,000	3,730,655
National Australia Bank Ltd/New York 4.787% 1/10/2029 (c)	4,100,000	4,154,004
Westpac Banking Corp 2.85% 5/13/2026	846,000	831,989
Westpac Banking Corp 3.133% 11/18/2041	2,200,000	1,629,991
Westpac Banking Corp 3.735% 8/26/2025	2,000,000	1,992,651
Westpac Banking Corp 4.043% 8/26/2027	6,800,000	6,778,556
Westpac Banking Corp 4.11% 7/24/2034 (b)	1,590,000	1,525,858
Westpac Banking Corp 4.421% 7/24/2039	1,910,000	1,745,017
Westpac Banking Corp 5.405% 8/10/2033 (b)	2,000,000	2,003,909
Westpac Banking Corp 5.457% 11/18/2027	3,500,000	3,603,271
Westpac Banking Corp 5.535% 11/17/2028	2,200,000	2,287,999
Westpac Banking Corp 5.618% 11/20/2035 (b)	1,200,000	1,206,614
Westpac Banking Corp 6.82% 11/17/2033	800,000	882,870
		33,312,926
Materials - 0.1%
Metals & Mining - 0.1%
BHP Billiton Finance USA Ltd 5% 9/30/2043	3,615,000	3,466,839
BHP Billiton Finance USA Ltd 5.25% 9/8/2033	4,850,000	4,946,124
BHP Billiton Finance USA Ltd 5.3% 2/21/2035	1,160,000	1,178,568
Rio Tinto Finance USA Ltd 5.2% 11/2/2040	3,917,000	3,876,486
Rio Tinto Finance USA Ltd 7.125% 7/15/2028	2,166,000	2,341,735
Rio Tinto Finance USA PLC 5.125% 3/9/2053	1,000,000	956,634
		16,766,386
TOTAL AUSTRALIA		50,079,312
AUSTRIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Oesterreichische Kontrollbank AG 0.375% 9/17/2025	2,083,000	2,038,460
BELGIUM - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.7% 2/1/2036	5,540,000	5,374,497
Anheuser-Busch InBev Finance Inc 4.625% 2/1/2044	1,025,000	939,528
Anheuser-Busch InBev Finance Inc 4.7% 2/1/2036	868,000	842,069
Anheuser-Busch InBev Finance Inc 4.9% 2/1/2046	3,240,000	3,023,437
Anheuser-Busch InBev Worldwide Inc 4.439% 10/6/2048	1,318,000	1,147,950
Anheuser-Busch InBev Worldwide Inc 4.6% 4/15/2048	3,342,000	3,022,835
Anheuser-Busch InBev Worldwide Inc 4.75% 4/15/2058	2,600,000	2,336,569
Anheuser-Busch InBev Worldwide Inc 4.95% 1/15/2042	2,400,000	2,293,004
Anheuser-Busch InBev Worldwide Inc 5.55% 1/23/2049	10,112,000	10,281,137
Anheuser-Busch InBev Worldwide Inc 5.8% 1/23/2059 (c)	5,127,000	5,387,789
Anheuser-Busch InBev Worldwide Inc 8.2% 1/15/2039	499,000	640,953

TOTAL BELGIUM		35,289,768
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Vale Overseas Ltd 3.75% 7/8/2030	5,900,000	5,478,563
Vale Overseas Ltd 6.125% 6/12/2033	300,000	308,160
Vale Overseas Ltd 6.4% 6/28/2054	1,000,000	1,002,900
Vale Overseas Ltd 6.875% 11/21/2036	1,700,000	1,853,000
Vale SA 5.625% 9/11/2042	1,176,000	1,164,946
		9,807,569
Paper & Forest Products - 0.0%
Suzano Austria GmbH 2.5% 9/15/2028	3,800,000	3,462,750
Suzano Austria GmbH 3.125% 1/15/2032	1,300,000	1,108,250
Suzano Austria GmbH 6% 1/15/2029	1,400,000	1,424,500
		5,995,500
TOTAL BRAZIL		15,803,069
CANADA - 0.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Bell Canada 3.65% 8/15/2052	1,000,000	712,216
Bell Canada 4.464% 4/1/2048	2,540,000	2,118,945
Bell Canada 5.2% 2/15/2034	4,300,000	4,288,911
TELUS Corp 3.4% 5/13/2032	3,000,000	2,709,220
		9,829,292
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 2.9% 11/15/2026	445,000	432,492
Rogers Communications Inc 3.625% 12/15/2025	356,000	353,371
Rogers Communications Inc 3.7% 11/15/2049	1,300,000	927,025
Rogers Communications Inc 3.8% 3/15/2032	3,100,000	2,826,743
Rogers Communications Inc 4.3% 2/15/2048	1,850,000	1,481,421
Rogers Communications Inc 4.55% 3/15/2052	3,400,000	2,766,506
Rogers Communications Inc 5.45% 10/1/2043	1,029,000	985,164
		9,772,722
TOTAL COMMUNICATION SERVICES		19,602,014

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 2.95% 7/15/2030	4,300,000	3,880,821
Canadian Natural Resources Ltd 4.95% 6/1/2047	1,141,000	1,001,151
Canadian Natural Resources Ltd 5% 12/15/2029 (d)	3,250,000	3,249,827
Canadian Natural Resources Ltd 6.25% 3/15/2038	1,221,000	1,281,696
Cenovus Energy Inc 2.65% 1/15/2032	3,000,000	2,543,767
Cenovus Energy Inc 4.25% 4/15/2027	1,693,000	1,676,931
Cenovus Energy Inc 5.4% 6/15/2047	997,000	908,852
Cenovus Energy Inc 6.75% 11/15/2039	447,000	491,653
Enbridge Inc 3.4% 8/1/2051	2,030,000	1,392,779
Enbridge Inc 4.5% 6/10/2044 (c)	1,000,000	846,159
Enbridge Inc 5.5% 12/1/2046	2,582,000	2,535,888
Enbridge Inc 5.625% 4/5/2034	3,900,000	3,988,436
Enbridge Inc 5.7% 3/8/2033	3,100,000	3,189,516
Enbridge Inc 5.95% 4/5/2054	2,300,000	2,334,779
Enbridge Inc 8.5% 1/15/2084 (b)	800,000	886,717
South Bow USA Infrastructure Holdings LLC 5.026% 10/1/2029 (d)	1,140,000	1,133,820
South Bow USA Infrastructure Holdings LLC 5.584% 10/1/2034 (d)	1,040,000	1,024,043
South Bow USA Infrastructure Holdings LLC 6.176% 10/1/2054 (d)	1,040,000	1,018,539
Suncor Energy Inc 4% 11/15/2047	3,021,000	2,313,198
Suncor Energy Inc 6.8% 5/15/2038	1,505,000	1,644,860
Suncor Energy Inc 6.85% 6/1/2039	356,000	395,511
TransCanada PipeLines Ltd 2.5% 10/12/2031	4,700,000	4,078,635
TransCanada PipeLines Ltd 4.75% 5/15/2038	378,000	345,517
TransCanada PipeLines Ltd 4.875% 1/15/2026	891,000	891,589
TransCanada PipeLines Ltd 4.875% 5/15/2048	877,000	797,393
TransCanada PipeLines Ltd 5.1% 3/15/2049	1,836,000	1,728,030
TransCanada PipeLines Ltd 6.1% 6/1/2040	1,195,000	1,247,836
TransCanada PipeLines Ltd 7.625% 1/15/2039	1,700,000	2,000,393
		48,828,336
Financials - 0.5%
Banks - 0.4%
Bank of Montreal 3.088% 1/10/2037 (b)	1,000,000	849,898
Bank of Montreal 3.803% 12/15/2032 (b)	1,720,000	1,663,452
Bank of Montreal 4.7% 9/14/2027	3,700,000	3,721,522
Bank of Montreal 5.266% 12/11/2026	4,900,000	4,972,215
Bank of Nova Scotia/The 4.5% 12/16/2025	2,830,000	2,823,020
Bank of Nova Scotia/The 4.588% 5/4/2037 (b)	1,200,000	1,116,683
Bank of Nova Scotia/The 4.85% 2/1/2030	3,400,000	3,418,499
Bank of Nova Scotia/The 4.932% 2/14/2029 (b)	11,400,000	11,474,593
Bank of Nova Scotia/The 5.25% 6/12/2028	3,300,000	3,372,747
Canadian Imperial Bank of Commerce 3.6% 4/7/2032	1,285,000	1,180,034
Canadian Imperial Bank of Commerce 6.092% 10/3/2033	2,815,000	3,003,388
National Bank of Canada 4.5% 10/10/2029	1,700,000	1,678,362
Royal Bank of Canada 2.05% 1/21/2027	5,000,000	4,796,958
Royal Bank of Canada 4.24% 8/3/2027	4,200,000	4,184,716
Royal Bank of Canada 4.522% 10/18/2028 (b)	1,250,000	1,246,401
Royal Bank of Canada 4.65% 1/27/2026	2,315,000	2,313,705
Royal Bank of Canada 4.65% 10/18/2030 (b)	2,430,000	2,416,627
Royal Bank of Canada 4.95% 2/1/2029	5,200,000	5,268,572
Royal Bank of Canada 5% 2/1/2033	2,400,000	2,412,834
Royal Bank of Canada 5% 5/2/2033	2,100,000	2,109,693
Royal Bank of Canada 5.153% 2/4/2031 (b)	2,170,000	2,200,938
Royal Bank of Canada 6% 11/1/2027	8,100,000	8,404,618
Toronto Dominion Bank 3.2% 3/10/2032	3,700,000	3,314,089
Toronto Dominion Bank 4.108% 6/8/2027	5,000,000	4,957,969
Toronto Dominion Bank 4.693% 9/15/2027	2,000,000	2,015,568
Toronto Dominion Bank 4.98% 4/5/2027	8,400,000	8,478,856
Toronto Dominion Bank 5.146% 9/10/2034 (b)	2,200,000	2,175,517
Toronto Dominion Bank 5.264% 12/11/2026	4,600,000	4,664,014
Toronto Dominion Bank 5.523% 7/17/2028	1,200,000	1,233,428
		101,468,916
Capital Markets - 0.1%
Brookfield Finance I UK Plc / Brookfield Finance Inc 2.34% 1/30/2032	4,100,000	3,471,567
Brookfield Finance Inc 2.724% 4/15/2031	6,700,000	5,963,385
Brookfield Finance Inc 3.9% 1/25/2028	2,500,000	2,456,457
Brookfield Finance Inc 5.968% 3/4/2054	1,500,000	1,561,071
CI Financial Corp 3.2% 12/17/2030	3,700,000	3,226,260
		16,678,740
Insurance - 0.0%
Fairfax Financial Holdings Ltd 4.625% 4/29/2030	1,800,000	1,774,402
Fairfax Financial Holdings Ltd 5.625% 8/16/2032	1,500,000	1,540,819
Fairfax Financial Holdings Ltd 6.1% 3/15/2055 (d)	670,000	675,731
Fairfax Financial Holdings Ltd 6.35% 3/22/2054	1,500,000	1,564,453
Manulife Financial Corp 4.15% 3/4/2026	6,250,000	6,229,828
Manulife Financial Corp 5.375% 3/4/2046	600,000	595,521
		12,380,754
TOTAL FINANCIALS		130,528,410

Industrials - 0.1%
Ground Transportation - 0.1%
Canadian National Railway Co 2.45% 5/1/2050	1,500,000	906,487
Canadian National Railway Co 3.2% 8/2/2046	588,000	430,481
Canadian National Railway Co 3.65% 2/3/2048	1,127,000	881,319
Canadian National Railway Co 4.4% 8/5/2052	1,400,000	1,218,623
Canadian Pacific Railway Co 1.75% 12/2/2026	8,000,000	7,633,384
Canadian Pacific Railway Co 2.45% 12/2/2031	3,800,000	3,300,918
Canadian Pacific Railway Co 3.1% 12/2/2051	1,800,000	1,213,269
Canadian Pacific Railway Co 3.5% 5/1/2050	2,100,000	1,527,839
Canadian Pacific Railway Co 4.2% 11/15/2069	1,100,000	847,118
Canadian Pacific Railway Co 4.8% 8/1/2045	1,500,000	1,375,349
		19,334,787
Professional Services - 0.0%
Thomson Reuters Corp 3.35% 5/15/2026	1,247,000	1,229,598
Thomson Reuters Corp 5.5% 8/15/2035	1,400,000	1,436,905
		2,666,503
TOTAL INDUSTRIALS		22,001,290

Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd 2.95% 5/13/2030	2,600,000	2,379,624
Nutrien Ltd 4% 12/15/2026	2,032,000	2,010,745
Nutrien Ltd 4.9% 6/1/2043	400,000	367,500
Nutrien Ltd 5% 4/1/2049	1,605,000	1,465,060
Nutrien Ltd 5.25% 1/15/2045	624,000	590,279
Nutrien Ltd 5.625% 12/1/2040	321,000	323,777
Nutrien Ltd 5.8% 3/27/2053	1,000,000	1,017,865
		8,154,850
Metals & Mining - 0.0%
Barrick Gold Corp 5.25% 4/1/2042	802,000	785,706
Barrick North America Finance LLC 5.7% 5/30/2041	2,354,000	2,382,432
Barrick PD Australia Finance Pty Ltd 5.95% 10/15/2039	1,000,000	1,038,213
Rio Tinto Alcan Inc 7.25% 3/15/2031	800,000	895,842
		5,102,193
TOTAL MATERIALS		13,257,043

Utilities - 0.0%
Electric Utilities - 0.0%
Fortis Inc/Canada 3.055% 10/4/2026	1,100,000	1,073,217
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 2.639% 6/15/2031	1,000,000	868,436
Emera US Finance LP 3.55% 6/15/2026	1,000,000	984,543
Emera US Finance LP 4.75% 6/15/2046	929,000	794,210
		2,647,189
TOTAL UTILITIES		3,720,406

TOTAL CANADA		237,937,499
CHINA - 0.1%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Baidu Inc 1.72% 4/9/2026	8,500,000	8,247,465
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd 2.125% 2/9/2031	4,810,000	4,179,120
Alibaba Group Holding Ltd 3.15% 2/9/2051	4,960,000	3,386,589
Alibaba Group Holding Ltd 4% 12/6/2037	2,100,000	1,868,769
		9,434,478
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 2.65% 2/15/2032	2,200,000	1,879,020
NXP BV / NXP Funding LLC / NXP USA Inc 3.25% 5/11/2041	1,700,000	1,266,483
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 6/18/2029	4,080,000	3,989,506
NXP BV / NXP Funding LLC 5.55% 12/1/2028	1,300,000	1,327,092
		8,462,101
TOTAL CHINA		26,144,044
FRANCE - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Orange SA 5.5% 2/6/2044	535,000	536,757
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
TotalEnergies Capital International SA 3.127% 5/29/2050	600,000	409,443
TotalEnergies Capital International SA 3.455% 2/19/2029	3,803,000	3,669,802
TotalEnergies Capital International SA 3.461% 7/12/2049	1,500,000	1,088,480
TotalEnergies Capital SA 3.883% 10/11/2028	7,780,000	7,648,137
TotalEnergies Capital SA 5.15% 4/5/2034	1,700,000	1,720,026
TotalEnergies Capital SA 5.425% 9/10/2064	2,700,000	2,579,953
TotalEnergies Capital SA 5.488% 4/5/2054	1,700,000	1,675,202
TotalEnergies Capital SA 5.638% 4/5/2064	1,200,000	1,191,106
		19,982,149
TOTAL FRANCE		20,518,906
GERMANY - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Deutsche Telekom International Finance BV 8.75% 6/15/2030 (b)	4,399,000	5,162,033
Financials - 0.2%
Capital Markets - 0.1%
Deutsche Bank AG 4.1% 1/13/2026	4,800,000	4,775,439
Deutsche Bank AG 4.5% 4/1/2025	427,000	426,775
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (b)	3,500,000	3,357,357
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (b)	4,300,000	3,869,964
Deutsche Bank AG/New York NY 4.1% 1/13/2026	3,886,000	3,863,332
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (b)(c)	1,580,000	1,572,656
Deutsche Bank AG/New York NY 5.403% 9/11/2035 (b)(c)	1,580,000	1,548,867
Deutsche Bank AG/New York NY 5.706% 2/8/2028 (b)	1,400,000	1,421,401
Deutsche Bank AG/New York NY 6.119% 7/14/2026 (b)	3,000,000	3,013,482
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (b)(c)	4,570,000	4,856,620
Deutsche Bank AG/New York NY 7.079% 2/10/2034 (b)	1,200,000	1,268,496
Deutsche Bank AG/New York NY 7.146% 7/13/2027 (b)	1,600,000	1,649,523
		31,623,912
Financial Services - 0.1%
KfW 0% 4/18/2036 (e)	13,551,000	8,355,356
KfW 0.375% 7/18/2025	3,680,000	3,625,275
KfW 2% 5/2/2025	682,000	679,242
KfW 2.875% 4/3/2028	2,738,000	2,646,087
Landwirtschaftliche Rentenbank 1.75% 7/27/2026	1,515,000	1,466,605
Landwirtschaftliche Rentenbank 2.5% 11/15/2027	1,576,000	1,513,946
Landwirtschaftliche Rentenbank 5% 10/24/2033	2,490,000	2,612,669
		20,899,180
TOTAL FINANCIALS		52,523,092

Health Care - 0.0%
Pharmaceuticals - 0.0%
Bayer US Finance II LLC 3.95% 4/15/2045 (d)	248,000	178,952
TOTAL GERMANY		57,864,077
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
Prudential Funding Asia PLC 3.125% 4/14/2030	1,200,000	1,114,811
IRELAND - 0.1%
Financials - 0.1%
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	4,000,000	3,857,135
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	3,750,000	3,522,018
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033	2,500,000	2,173,100
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.65% 7/21/2027	802,000	782,178
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041	2,500,000	2,015,098
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.875% 1/23/2028	2,798,000	2,739,427
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 10/1/2025	1,756,000	1,752,995
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 9/10/2029	3,000,000	2,969,011
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.3% 1/19/2034	3,100,000	3,107,004
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	1,531,000	1,580,079
		24,498,045
Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 5.438% 4/3/2034 (d)	3,600,000	3,663,801
Smurfit Westrock Financing DAC 5.418% 1/15/2035 (d)	267,000	271,013
		3,934,814
TOTAL IRELAND		28,432,859
JAPAN - 0.6%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Honda Motor Co Ltd 2.534% 3/10/2027	5,000,000	4,818,271
Toyota Motor Corp 1.339% 3/25/2026	1,700,000	1,647,313
		6,465,584
Financials - 0.6%
Banks - 0.5%
Japan Bank for International Cooperation 1.25% 1/21/2031	8,076,000	6,791,532
Japan Bank for International Cooperation 1.875% 7/21/2026	4,640,000	4,492,994
Japan Bank for International Cooperation 2.25% 11/4/2026	744,000	720,289
Japan Bank for International Cooperation 2.375% 4/20/2026	470,000	460,067
Japan Bank for International Cooperation 2.75% 1/21/2026	450,000	443,778
Japan Bank for International Cooperation 2.875% 6/1/2027	13,584,000	13,180,699
Japan Bank for International Cooperation 3.25% 7/20/2028	1,604,000	1,553,724
Japan Bank for International Cooperation 3.5% 10/31/2028	1,000,000	974,966
Japan Bank for International Cooperation 4.625% 7/22/2027	1,800,000	1,815,624
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (b)	8,000,000	7,678,839
Mitsubishi UFJ Financial Group Inc 2.309% 7/20/2032 (b)	7,850,000	6,726,742
Mitsubishi UFJ Financial Group Inc 2.494% 10/13/2032 (b)	1,300,000	1,120,081
Mitsubishi UFJ Financial Group Inc 3.195% 7/18/2029	3,113,000	2,930,574
Mitsubishi UFJ Financial Group Inc 3.751% 7/18/2039	3,286,000	2,841,367
Mitsubishi UFJ Financial Group Inc 3.85% 3/1/2026	1,173,000	1,165,956
Mitsubishi UFJ Financial Group Inc 4.08% 4/19/2028 (b)	5,000,000	4,945,428
Mitsubishi UFJ Financial Group Inc 4.153% 3/7/2039	4,100,000	3,802,907
Mitsubishi UFJ Financial Group Inc 5.197% 1/16/2031 (b)	3,200,000	3,251,402
Mitsubishi UFJ Financial Group Inc 5.422% 2/22/2029 (b)	4,000,000	4,089,673
Mizuho Financial Group Inc 1.554% 7/9/2027 (b)	3,712,000	3,563,372
Mizuho Financial Group Inc 2.226% 5/25/2026 (b)	1,600,000	1,591,530
Mizuho Financial Group Inc 2.26% 7/9/2032 (b)	3,800,000	3,243,780
Mizuho Financial Group Inc 2.591% 5/25/2031 (b)	1,400,000	1,253,478
Mizuho Financial Group Inc 5.098% 5/13/2031 (b)	4,000,000	4,046,160
Mizuho Financial Group Inc 5.382% 7/10/2030 (b)	2,970,000	3,033,158
Mizuho Financial Group Inc 5.594% 7/10/2035 (b)	3,000,000	3,086,497
Mizuho Financial Group Inc 5.748% 7/6/2034 (b)	3,000,000	3,119,185
Mizuho Financial Group Inc 5.778% 7/6/2029 (b)	1,500,000	1,548,170
Sumitomo Mitsui Financial Group Inc 1.474% 7/8/2025	2,000,000	1,978,529
Sumitomo Mitsui Financial Group Inc 2.13% 7/8/2030	3,200,000	2,797,905
Sumitomo Mitsui Financial Group Inc 2.142% 9/23/2030	5,967,000	5,185,909
Sumitomo Mitsui Financial Group Inc 2.174% 1/14/2027	8,300,000	7,960,591
Sumitomo Mitsui Financial Group Inc 2.75% 1/15/2030	2,000,000	1,825,959
Sumitomo Mitsui Financial Group Inc 3.05% 1/14/2042	4,100,000	3,105,727
Sumitomo Mitsui Financial Group Inc 3.544% 1/17/2028	4,800,000	4,681,177
Sumitomo Mitsui Financial Group Inc 5.24% 4/15/2030	3,000,000	3,059,980
Sumitomo Mitsui Financial Group Inc 5.52% 1/13/2028	1,600,000	1,641,979
Sumitomo Mitsui Financial Group Inc 5.558% 7/9/2034	1,680,000	1,733,486
Sumitomo Mitsui Financial Group Inc 5.776% 7/13/2033	4,000,000	4,199,587
		131,642,801
Capital Markets - 0.1%
Nomura Holdings Inc 1.653% 7/14/2026	1,000,000	960,954
Nomura Holdings Inc 2.172% 7/14/2028	1,300,000	1,195,120
Nomura Holdings Inc 3.103% 1/16/2030	6,459,000	5,956,490
Nomura Holdings Inc 5.386% 7/6/2027	2,600,000	2,637,551
Nomura Holdings Inc 5.783% 7/3/2034	1,400,000	1,446,927
Nomura Holdings Inc 6.07% 7/12/2028	1,000,000	1,039,161
Nomura Holdings Inc 6.181% 1/18/2033	1,000,000	1,061,020
		14,297,223
TOTAL FINANCIALS		145,940,024

Health Care - 0.0%
Pharmaceuticals - 0.0%
Takeda Pharmaceutical Co Ltd 2.05% 3/31/2030	3,710,000	3,270,646
Takeda Pharmaceutical Co Ltd 3.025% 7/9/2040	3,356,000	2,535,278
Takeda Pharmaceutical Co Ltd 3.175% 7/9/2050	300,000	202,928
Takeda Pharmaceutical Co Ltd 5.65% 7/5/2044	2,600,000	2,650,261
Takeda Pharmaceutical Co Ltd 5.8% 7/5/2064	1,600,000	1,600,476
		10,259,589
TOTAL JAPAN		162,665,197
KOREA (SOUTH) - 0.1%
Financials - 0.1%
Banks - 0.1%
Export-Import Bank of Korea 0.625% 2/9/2026	5,100,000	4,925,553
Export-Import Bank of Korea 1.125% 12/29/2026	2,000,000	1,888,135
Export-Import Bank of Korea 2.5% 6/29/2041	1,660,000	1,205,525
Export-Import Bank of Korea 4% 9/11/2029	1,400,000	1,375,709
Export-Import Bank of Korea 5.125% 9/18/2033	4,000,000	4,110,926
Export-Import Bank of Korea 5.25% 1/14/2035	1,700,000	1,760,941
Korea Development Bank/The 1.625% 1/19/2031	2,750,000	2,337,748
Korea Development Bank/The 2% 10/25/2031	4,500,000	3,850,081

TOTAL KOREA (SOUTH)		21,454,618
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ArcelorMittal SA 6.35% 6/17/2054	1,400,000	1,425,911
ArcelorMittal SA 6.8% 11/29/2032	3,500,000	3,790,951

TOTAL LUXEMBOURG		5,216,862
MEXICO - 0.1%
Communication Services - 0.1%
Media - 0.0%
Grupo Televisa SAB 5% 5/13/2045	1,100,000	820,160
Grupo Televisa SAB 5.25% 5/24/2049	2,360,000	1,761,858
		2,582,018
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV 3.625% 4/22/2029	1,903,000	1,815,119
America Movil SAB de CV 4.375% 7/16/2042	2,510,000	2,163,897
America Movil SAB de CV 6.125% 11/15/2037	1,491,000	1,575,644
		5,554,660
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp 3.875% 4/23/2025	2,654,000	2,647,392
Southern Copper Corp 5.25% 11/8/2042	1,029,000	951,824
Southern Copper Corp 5.875% 4/23/2045 (c)	3,010,000	2,958,017
		6,557,233
TOTAL MEXICO		14,693,911
MULTI-NATIONAL - 0.9%
Financials - 0.9%
Banks - 0.6%
African Development Bank 0.875% 7/22/2026	4,400,000	4,209,900
Asian Development Bank 0.75% 10/8/2030	3,000,000	2,496,044
Asian Development Bank 1.875% 1/24/2030	8,574,000	7,731,454
Asian Development Bank 2% 4/24/2026	1,123,000	1,096,348
Asian Development Bank 2.5% 11/2/2027	1,195,000	1,148,563
Asian Development Bank 2.625% 1/12/2027	1,158,000	1,127,848
Asian Development Bank 2.75% 1/19/2028	11,074,000	10,684,273
Asian Development Bank 4% 1/12/2033	6,100,000	6,001,517
Asian Development Bank 4.375% 3/6/2029	10,890,000	11,002,165
Corp Andina de Fomento 4.125% 1/7/2028	1,583,000	1,571,863
Corp Andina de Fomento 5% 1/22/2030	700,000	715,227
Corp Andina de Fomento 5% 1/24/2029	3,930,000	3,994,813
European Investment Bank 0.75% 9/23/2030	7,250,000	6,051,520
European Investment Bank 0.875% 5/17/2030	1,760,000	1,495,366
European Investment Bank 1.25% 2/14/2031	6,300,000	5,347,985
European Investment Bank 1.625% 3/14/2025	21,997,000	21,977,650
European Investment Bank 2.375% 5/24/2027	713,000	687,476
European Investment Bank 3.625% 7/15/2030	16,270,000	15,880,083
European Investment Bank 3.75% 2/14/2033	9,300,000	9,006,124
European Investment Bank 4.125% 2/13/2034	3,000,000	2,958,341
Inter-American Development Bank 0.625% 7/15/2025	4,000,000	3,944,936
Inter-American Development Bank 1.75% 3/14/2025	16,400,000	16,385,977
Inter-American Development Bank 2% 6/2/2026	713,000	693,915
Inter-American Development Bank 2% 7/23/2026	6,000,000	5,831,001
Inter-American Development Bank 2.25% 6/18/2029	3,189,000	2,957,185
Inter-American Development Bank 2.375% 7/7/2027	1,200,000	1,155,003
Inter-American Development Bank 3.125% 9/18/2028	17,330,000	16,790,971
Inter-American Development Bank 4.375% 1/24/2044	2,313,000	2,215,888
Inter-American Development Bank 4.5% 9/13/2033	4,500,000	4,563,095
		169,722,531
Financial Services - 0.3%
International Bank for Reconstruction & Development 0.375% 7/28/2025	5,350,000	5,264,294
International Bank for Reconstruction & Development 0.5% 10/28/2025	8,582,000	8,372,942
International Bank for Reconstruction & Development 0.75% 3/11/2025	64,000	63,947
International Bank for Reconstruction & Development 0.75% 8/26/2030	8,100,000	6,762,052
International Bank for Reconstruction & Development 0.875% 5/14/2030	3,108,000	2,639,485
International Bank for Reconstruction & Development 1.875% 10/27/2026	849,000	819,238
International Bank for Reconstruction & Development 2.5% 7/29/2025	676,000	671,002
International Bank for Reconstruction & Development 4% 1/10/2031	14,200,000	14,060,586
International Bank for Reconstruction & Development 4% 7/25/2030	8,500,000	8,442,168
International Bank for Reconstruction & Development 4.5% 6/26/2028	10,500,000	10,501,638
International Bank for Reconstruction & Development 4.75% 11/14/2033	11,300,000	11,675,903
International Finance Corp 0.375% 7/16/2025	19,670,000	19,378,264
International Finance Corp 0.75% 8/27/2030	2,100,000	1,751,834
		90,403,353
TOTAL MULTI-NATIONAL		260,125,884
NETHERLANDS - 0.1%
Financials - 0.1%
Banks - 0.1%
Cooperatieve Rabobank UA 3.75% 7/21/2026	3,431,000	3,382,867
Cooperatieve Rabobank UA 4.375% 8/4/2025	853,000	850,982
Cooperatieve Rabobank UA 5.25% 5/24/2041	535,000	536,729
Cooperatieve Rabobank UA 5.75% 12/1/2043	1,590,000	1,637,274
Cooperatieve Rabobank UA/NY 3.375% 5/21/2025	533,000	531,651
Cooperatieve Rabobank UA/NY 4.8% 1/9/2029 (c)	3,700,000	3,755,291
ING Groep NV 1.726% 4/1/2027 (b)	2,300,000	2,231,515
ING Groep NV 2.727% 4/1/2032 (b)	2,300,000	2,031,146
ING Groep NV 3.869% 3/28/2026 (b)	4,900,000	4,895,916
ING Groep NV 4.017% 3/28/2028 (b)	1,800,000	1,777,426
ING Groep NV 4.252% 3/28/2033 (b)	1,000,000	948,977
ING Groep NV 5.55% 3/19/2035 (b)	3,200,000	3,249,161

TOTAL NETHERLANDS		25,828,935
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 2.375% 5/22/2030	2,880,000	2,587,947
Equinor ASA 3.125% 4/6/2030	3,353,000	3,140,816
Equinor ASA 3.25% 11/18/2049	1,250,000	889,069
Equinor ASA 3.625% 9/10/2028	2,153,000	2,102,546
Equinor ASA 3.7% 4/6/2050	3,000,000	2,310,515
Equinor ASA 3.95% 5/15/2043	1,000,000	851,150
Equinor ASA 5.1% 8/17/2040	356,000	354,381

TOTAL NORWAY		12,236,424
SPAIN - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Emisiones SA 4.103% 3/8/2027	2,388,000	2,366,460
Telefonica Emisiones SA 4.665% 3/6/2038	1,050,000	960,987
Telefonica Emisiones SA 5.213% 3/8/2047	3,871,000	3,526,081
Telefonica Emisiones SA 5.52% 3/1/2049	600,000	565,146
Telefonica Emisiones SA 7.045% 6/20/2036	1,564,000	1,753,942
Telefonica Europe BV 8.25% 9/15/2030	1,000,000	1,152,418
		10,325,034
Financials - 0.2%
Banks - 0.2%
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (b)	1,400,000	1,440,394
Banco Bilbao Vizcaya Argentaria SA 6.138% 9/14/2028 (b)	1,400,000	1,441,709
Banco Bilbao Vizcaya Argentaria SA 7.883% 11/15/2034 (b)	600,000	681,279
Banco Santander SA 1.722% 9/14/2027 (b)	7,200,000	6,884,501
Banco Santander SA 2.749% 12/3/2030	1,400,000	1,222,700
Banco Santander SA 2.958% 3/25/2031	4,400,000	3,938,526
Banco Santander SA 3.225% 11/22/2032 (b)	1,000,000	877,195
Banco Santander SA 3.8% 2/23/2028	1,000,000	974,980
Banco Santander SA 4.175% 3/24/2028 (b)	1,000,000	989,186
Banco Santander SA 4.25% 4/11/2027	2,600,000	2,575,899
Banco Santander SA 5.294% 8/18/2027	11,400,000	11,538,647
Banco Santander SA 5.538% 3/14/2030 (b)	2,800,000	2,856,832
Banco Santander SA 6.35% 3/14/2034	1,400,000	1,451,823
Banco Santander SA 6.921% 8/8/2033	2,200,000	2,366,069
		39,239,740
TOTAL SPAIN		49,564,774
SWEDEN - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Svensk Exportkredit AB 4.875% 10/4/2030	5,000,000	5,142,648
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
UBS AG/London 4.5% 6/26/2048	2,500,000	2,186,842
UBS AG/Stamford CT 5% 7/9/2027	1,300,000	1,314,777
UBS Group AG 4.55% 4/17/2026	1,515,000	1,515,966
UBS Group AG 4.875% 5/15/2045	3,199,000	2,922,796
		7,940,381
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Tyco Electronics Group SA 2.5% 2/4/2032	1,500,000	1,307,239
Tyco Electronics Group SA 7.125% 10/1/2037	441,000	516,006
		1,823,245
TOTAL SWITZERLAND		9,763,626
UNITED KINGDOM - 1.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
British Telecommunications PLC 9.625% 12/15/2030 (f)	3,618,000	4,441,746
Media - 0.0%
RELX Capital Inc 4% 3/18/2029	3,200,000	3,125,486
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC 4.375% 5/30/2028	6,205,000	6,239,679
Vodafone Group PLC 5% 5/30/2038	701,000	681,329
Vodafone Group PLC 5.125% 6/19/2059	3,600,000	3,186,517
Vodafone Group PLC 5.25% 5/30/2048	2,907,000	2,730,582
Vodafone Group PLC 5.75% 2/10/2063	1,000,000	959,949
Vodafone Group PLC 5.75% 6/28/2054	2,220,000	2,174,225
Vodafone Group PLC 6.15% 2/27/2037	638,000	681,664
		16,653,945
Consumer Staples - 0.2%
Beverages - 0.0%
Diageo Capital PLC 1.375% 9/29/2025	2,400,000	2,357,573
Diageo Capital PLC 2% 4/29/2030	2,600,000	2,290,908
Diageo Capital PLC 5.875% 9/30/2036	2,300,000	2,470,982
		7,119,463
Food Products - 0.0%
Unilever Capital Corp 1.375% 9/14/2030	3,597,000	3,052,598
Unilever Capital Corp 1.75% 8/12/2031	4,100,000	3,472,085
Unilever Capital Corp 2% 7/28/2026 (c)	284,000	275,399
Unilever Capital Corp 3.1% 7/30/2025	517,000	514,492
		7,314,574
Tobacco - 0.2%
BAT Capital Corp 3.462% 9/6/2029 (c)	3,400,000	3,220,672
BAT Capital Corp 3.557% 8/15/2027	3,773,000	3,680,230
BAT Capital Corp 4.39% 8/15/2037	3,200,000	2,836,222
BAT Capital Corp 4.54% 8/15/2047	6,083,000	4,972,944
BAT Capital Corp 4.7% 4/2/2027	2,000,000	2,002,901
BAT Capital Corp 4.758% 9/6/2049	2,900,000	2,434,976
BAT Capital Corp 4.906% 4/2/2030	2,700,000	2,708,626
BAT Capital Corp 6.421% 8/2/2033 (c)	3,000,000	3,221,992
BAT International Finance PLC 1.668% 3/25/2026	1,000,000	969,244
BAT International Finance PLC 5.931% 2/2/2029	2,460,000	2,559,648
Reynolds American Inc 4.45% 6/12/2025	1,259,000	1,257,998
Reynolds American Inc 5.7% 8/15/2035 (c)	1,000,000	1,016,311
Reynolds American Inc 5.85% 8/15/2045	756,000	736,991
Reynolds American Inc 7.25% 6/15/2037	1,287,000	1,449,195
		33,067,950
TOTAL CONSUMER STAPLES		47,501,987

Financials - 0.7%
Banks - 0.7%
Barclays PLC 2.279% 11/24/2027 (b)	6,857,000	6,582,928
Barclays PLC 2.852% 5/7/2026 (b)	300,000	298,987
Barclays PLC 2.894% 11/24/2032 (b)	4,700,000	4,086,436
Barclays PLC 3.33% 11/24/2042 (b)	1,000,000	747,712
Barclays PLC 3.564% 9/23/2035 (b)	2,000,000	1,807,763
Barclays PLC 4.375% 1/12/2026	711,000	708,941
Barclays PLC 4.836% 5/9/2028	1,711,000	1,704,298
Barclays PLC 4.95% 1/10/2047	3,320,000	3,044,689
Barclays PLC 4.972% 5/16/2029 (b)	759,000	760,781
Barclays PLC 5.088% 6/20/2030 (b)	1,000,000	989,730
Barclays PLC 5.2% 5/12/2026	2,580,000	2,592,760
Barclays PLC 5.25% 8/17/2045	998,000	961,463
Barclays PLC 5.367% 2/25/2031 (b)	2,400,000	2,427,930
Barclays PLC 5.501% 8/9/2028 (b)	1,080,000	1,097,438
Barclays PLC 5.69% 3/12/2030 (b)	6,900,000	7,072,753
Barclays PLC 5.785% 2/25/2036 (b)	2,400,000	2,438,239
Barclays PLC 5.829% 5/9/2027 (b)	2,000,000	2,025,349
Barclays PLC 6.036% 3/12/2055 (b)	300,000	311,325
Barclays PLC 6.224% 5/9/2034 (b)	1,800,000	1,894,940
Barclays PLC 6.49% 9/13/2029 (b)	3,000,000	3,153,654
Barclays PLC 7.119% 6/27/2034 (b)	1,900,000	2,061,006
Barclays PLC 7.437% 11/2/2033 (b)	5,400,000	6,062,892
HSBC Holdings PLC 2.013% 9/22/2028 (b)	1,800,000	1,679,611
HSBC Holdings PLC 2.206% 8/17/2029 (b)	5,590,000	5,117,898
HSBC Holdings PLC 2.804% 5/24/2032 (b)	5,730,000	5,001,088
HSBC Holdings PLC 2.848% 6/4/2031 (b)	1,800,000	1,614,734
HSBC Holdings PLC 2.871% 11/22/2032 (b)	3,500,000	3,038,084
HSBC Holdings PLC 4.292% 9/12/2026 (b)	13,003,000	12,972,428
HSBC Holdings PLC 4.762% 3/29/2033 (b)	2,100,000	2,012,639
HSBC Holdings PLC 5.12% 3/3/2031 (b)	1,900,000	1,903,958
HSBC Holdings PLC 5.25% 3/14/2044	1,654,000	1,573,974
HSBC Holdings PLC 5.45% 3/3/2036 (b)	1,900,000	1,896,770
HSBC Holdings PLC 5.597% 5/17/2028 (b)	3,200,000	3,250,862
HSBC Holdings PLC 5.719% 3/4/2035 (b)	500,000	514,720
HSBC Holdings PLC 5.887% 8/14/2027 (b)	6,300,000	6,407,825
HSBC Holdings PLC 6.1% 1/14/2042	1,400,000	1,515,094
HSBC Holdings PLC 6.254% 3/9/2034 (b)	6,200,000	6,585,434
HSBC Holdings PLC 6.332% 3/9/2044 (b)	4,300,000	4,643,447
HSBC Holdings PLC 6.5% 5/2/2036	807,000	852,988
HSBC Holdings PLC 6.5% 9/15/2037	2,564,000	2,702,840
HSBC Holdings PLC 6.8% 6/1/2038	5,300,000	5,673,609
HSBC Holdings PLC 7.39% 11/3/2028 (b)	4,700,000	4,992,175
HSBC Holdings PLC 7.399% 11/13/2034 (b)	2,100,000	2,331,352
HSBC Holdings PLC 8.113% 11/3/2033 (b)	3,700,000	4,258,382
Lloyds Banking Group PLC 1.627% 5/11/2027 (b)	3,600,000	3,472,538
Lloyds Banking Group PLC 4.344% 1/9/2048	2,674,000	2,147,691
Lloyds Banking Group PLC 4.375% 3/22/2028	4,000,000	3,955,560
Lloyds Banking Group PLC 4.582% 12/10/2025	420,000	418,778
Lloyds Banking Group PLC 4.65% 3/24/2026	1,533,000	1,530,411
Lloyds Banking Group PLC 4.976% 8/11/2033 (b)	2,500,000	2,464,705
Lloyds Banking Group PLC 5.087% 11/26/2028 (b)	1,200,000	1,208,574
Lloyds Banking Group PLC 5.59% 11/26/2035 (b)	1,300,000	1,319,159
Lloyds Banking Group PLC 5.721% 6/5/2030 (b)	3,100,000	3,191,818
Lloyds Banking Group PLC 5.871% 3/6/2029 (b)	4,000,000	4,122,787
Lloyds Banking Group PLC 7.953% 11/15/2033 (b)	1,900,000	2,177,189
NatWest Group PLC 4.445% 5/8/2030 (b)	252,000	247,537
NatWest Group PLC 4.8% 4/5/2026	1,176,000	1,179,644
NatWest Group PLC 4.892% 5/18/2029 (b)	2,600,000	2,604,624
NatWest Group PLC 4.964% 8/15/2030 (b)	6,100,000	6,105,694
NatWest Group PLC 5.778% 3/1/2035 (b)	2,300,000	2,364,645
NatWest Group PLC 5.808% 9/13/2029 (b)	2,100,000	2,165,487
NatWest Group PLC 5.847% 3/2/2027 (b)	2,120,000	2,145,831
Santander UK Group Holdings PLC 6.534% 1/10/2029 (b)	5,600,000	5,833,837
Santander UK Group Holdings PLC 6.833% 11/21/2026 (b)	6,400,000	6,489,515
		188,517,950
Health Care - 0.0%
Pharmaceuticals - 0.0%
Astrazeneca Finance LLC 1.2% 5/28/2026	5,100,000	4,916,757
Astrazeneca Finance LLC 2.25% 5/28/2031	2,100,000	1,832,452
Astrazeneca Finance LLC 4.875% 3/3/2033 (c)	4,700,000	4,737,498
Astrazeneca PLC 3.375% 11/16/2025	3,000,000	2,978,903
Astrazeneca PLC 4.375% 11/16/2045	1,344,000	1,186,161
Astrazeneca PLC 4.375% 8/17/2048	2,246,000	1,964,565
Astrazeneca PLC 6.45% 9/15/2037	579,000	651,370
GlaxoSmithKline Capital Inc 6.375% 5/15/2038 (c)	3,752,000	4,182,179
		22,449,885
Utilities - 0.0%
Multi-Utilities - 0.0%
National Grid PLC 5.418% 1/11/2034	500,000	507,009
National Grid PLC 5.809% 6/12/2033	1,300,000	1,346,579
		1,853,588
TOTAL UNITED KINGDOM		284,544,587
UNITED STATES - 22.3%
Communication Services - 1.7%
Diversified Telecommunication Services - 0.6%
AT&T Inc 1.65% 2/1/2028 (c)	8,000,000	7,375,451
AT&T Inc 2.25% 2/1/2032	3,000,000	2,529,524
AT&T Inc 2.55% 12/1/2033	7,900,000	6,503,361
AT&T Inc 2.75% 6/1/2031	3,000,000	2,664,399
AT&T Inc 2.95% 7/15/2026	1,425,000	1,396,045
AT&T Inc 3.5% 6/1/2041	15,600,000	12,258,903
AT&T Inc 3.55% 9/15/2055	14,021,000	9,722,670
AT&T Inc 3.65% 6/1/2051	5,750,000	4,182,622
AT&T Inc 3.65% 9/15/2059	12,327,000	8,513,752
AT&T Inc 3.8% 2/15/2027 (c)	1,604,000	1,583,234
AT&T Inc 3.85% 6/1/2060	2,670,000	1,915,155
AT&T Inc 4.3% 2/15/2030	18,240,000	17,899,170
AT&T Inc 4.35% 3/1/2029	3,665,000	3,630,177
AT&T Inc 4.35% 6/15/2045	1,141,000	963,954
AT&T Inc 4.5% 3/9/2048	1,460,000	1,235,919
AT&T Inc 4.65% 6/1/2044	1,403,000	1,237,789
AT&T Inc 5.45% 3/1/2047	1,500,000	1,452,100
Sprint Capital Corp 8.75% 3/15/2032	3,700,000	4,452,058
Verizon Communications Inc 1.5% 9/18/2030	3,600,000	3,050,855
Verizon Communications Inc 1.68% 10/30/2030	2,598,000	2,207,114
Verizon Communications Inc 2.355% 3/15/2032	7,035,000	5,961,723
Verizon Communications Inc 2.55% 3/21/2031	4,000,000	3,518,969
Verizon Communications Inc 2.987% 10/30/2056	9,153,000	5,667,979
Verizon Communications Inc 3.15% 3/22/2030	6,172,000	5,748,666
Verizon Communications Inc 3.55% 3/22/2051	11,000,000	8,053,173
Verizon Communications Inc 3.7% 3/22/2061	1,140,000	809,558
Verizon Communications Inc 3.875% 3/1/2052 (c)	13,000,000	9,980,098
Verizon Communications Inc 4.016% 12/3/2029	5,000,000	4,867,831
Verizon Communications Inc 4.125% 3/16/2027	1,247,000	1,238,986
Verizon Communications Inc 4.272% 1/15/2036 (c)	9,027,000	8,355,313
Verizon Communications Inc 4.4% 11/1/2034	673,000	639,043
Verizon Communications Inc 4.75% 11/1/2041	178,000	164,012
Verizon Communications Inc 5.012% 4/15/2049	205,000	195,704
Verizon Communications Inc 5.012% 8/21/2054	2,238,000	2,054,972
Verizon Communications Inc 5.5% 3/16/2047	572,000	572,704
		152,602,983
Entertainment - 0.1%
Netflix Inc 4.9% 8/15/2034	3,790,000	3,796,147
Walt Disney Co/The 2% 9/1/2029	77,000	69,346
Walt Disney Co/The 2.65% 1/13/2031 (c)	5,000,000	4,499,483
Walt Disney Co/The 2.75% 9/1/2049	4,076,000	2,632,434
Walt Disney Co/The 3.35% 3/24/2025	5,400,000	5,396,072
Walt Disney Co/The 3.5% 5/13/2040	1,000,000	824,053
Walt Disney Co/The 3.6% 1/13/2051	3,600,000	2,727,928
Walt Disney Co/The 3.7% 10/15/2025	1,247,000	1,240,695
Walt Disney Co/The 3.8% 5/13/2060	4,400,000	3,310,676
Walt Disney Co/The 4.7% 3/23/2050 (c)	2,257,000	2,066,884
Walt Disney Co/The 5.4% 10/1/2043	691,000	692,896
Walt Disney Co/The 6.15% 2/15/2041	1,872,000	2,033,664
Walt Disney Co/The 6.15% 3/1/2037	705,000	772,358
		30,062,636
Interactive Media & Services - 0.2%
Alphabet Inc 0.45% 8/15/2025	3,400,000	3,339,998
Alphabet Inc 1.1% 8/15/2030	2,700,000	2,287,248
Alphabet Inc 1.9% 8/15/2040	1,792,000	1,214,063
Alphabet Inc 1.998% 8/15/2026	410,000	397,511
Alphabet Inc 2.05% 8/15/2050	5,300,000	3,056,222
Meta Platforms Inc 3.5% 8/15/2027	3,600,000	3,541,647
Meta Platforms Inc 3.85% 8/15/2032	1,600,000	1,514,751
Meta Platforms Inc 4.3% 8/15/2029 (c)	1,820,000	1,816,791
Meta Platforms Inc 4.45% 8/15/2052	6,000,000	5,196,522
Meta Platforms Inc 4.6% 5/15/2028	1,000,000	1,010,899
Meta Platforms Inc 4.65% 8/15/2062	1,700,000	1,488,454
Meta Platforms Inc 4.75% 8/15/2034	8,300,000	8,264,965
Meta Platforms Inc 4.95% 5/15/2033 (c)	3,000,000	3,048,096
Meta Platforms Inc 5.4% 8/15/2054	1,500,000	1,494,765
Meta Platforms Inc 5.6% 5/15/2053 (c)	2,400,000	2,467,000
Meta Platforms Inc 5.75% 5/15/2063	3,400,000	3,524,525
		43,663,457
Media - 0.6%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032 (c)	5,200,000	4,218,972
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 3/1/2042	3,200,000	2,237,998
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 6/1/2041	7,400,000	5,221,441
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051	700,000	453,012
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028 (c)	3,250,000	3,144,050
Charter Communications Operating LLC / Charter Communications Operating Capital 3.85% 4/1/2061	4,200,000	2,614,219
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028 (c)	1,961,000	1,917,874
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 12/1/2061	2,040,000	1,405,988
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	3,300,000	3,005,723
Charter Communications Operating LLC / Charter Communications Operating Capital 4.908% 7/23/2025	974,000	972,661
Charter Communications Operating LLC / Charter Communications Operating Capital 5.125% 7/1/2049	2,445,000	1,987,788
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	2,900,000	2,448,982
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	1,300,000	1,071,425
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	933,000	825,951
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029 (c)	1,000,000	1,032,783
Charter Communications Operating LLC / Charter Communications Operating Capital 6.384% 10/23/2035	2,397,000	2,440,749
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	2,036,000	1,978,571
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	2,500,000	2,590,989
Charter Communications Operating LLC / Charter Communications Operating Capital 6.65% 2/1/2034 (c)	5,000,000	5,209,097
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055	1,300,000	1,302,800
Comcast Corp 1.95% 1/15/2031	90,000	77,120
Comcast Corp 2.35% 1/15/2027	4,242,000	4,089,272
Comcast Corp 2.65% 2/1/2030	1,500,000	1,367,025
Comcast Corp 2.887% 11/1/2051	4,521,000	2,836,891
Comcast Corp 2.937% 11/1/2056	23,249,000	13,999,053
Comcast Corp 2.987% 11/1/2063	6,882,000	3,996,233
Comcast Corp 3.15% 3/1/2026	891,000	879,783
Comcast Corp 3.3% 2/1/2027 (c)	5,722,000	5,616,735
Comcast Corp 3.375% 8/15/2025	2,442,000	2,429,790
Comcast Corp 3.45% 2/1/2050	2,000,000	1,417,353
Comcast Corp 3.9% 3/1/2038	2,000,000	1,735,281
Comcast Corp 3.969% 11/1/2047	926,000	728,822
Comcast Corp 4% 3/1/2048	2,139,000	1,684,150
Comcast Corp 4.15% 10/15/2028	60,000	59,233
Comcast Corp 4.25% 10/15/2030 (c)	5,000,000	4,897,948
Comcast Corp 4.55% 1/15/2029 (c)	2,000,000	2,005,265
Comcast Corp 4.65% 2/15/2033 (c)	6,600,000	6,459,532
Comcast Corp 4.75% 3/1/2044	2,100,000	1,889,448
Comcast Corp 5.35% 5/15/2053 (c)	2,000,000	1,900,001
Comcast Corp 6.45% 3/15/2037	1,000,000	1,098,053
Discovery Communications LLC 3.625% 5/15/2030	3,200,000	2,907,263
Discovery Communications LLC 3.95% 3/20/2028	4,900,000	4,721,234
Discovery Communications LLC 5.2% 9/20/2047	1,497,000	1,237,216
Discovery Communications LLC 5.3% 5/15/2049	800,000	634,287
Fox Corp 3.5% 4/8/2030 (c)	2,400,000	2,264,185
Fox Corp 4.709% 1/25/2029	1,850,000	1,845,383
Fox Corp 5.476% 1/25/2039	1,478,000	1,434,842
Fox Corp 5.576% 1/25/2049 (c)	1,660,000	1,582,689
Paramount Global 3.375% 2/15/2028 (c)	1,880,000	1,799,637
Paramount Global 4.375% 3/15/2043	470,000	358,939
Paramount Global 4.6% 1/15/2045	1,301,000	1,007,766
Paramount Global 4.95% 1/15/2031 (c)	4,800,000	4,627,327
Paramount Global 4.95% 5/19/2050 (c)	1,440,000	1,137,875
Paramount Global 5.85% 9/1/2043	2,611,000	2,357,939
TCI Communications Inc 7.125% 2/15/2028	7,100,000	7,620,149
Time Warner Cable Enterprises LLC 8.375% 7/15/2033	2,300,000	2,646,681
Time Warner Cable LLC 4.5% 9/15/2042	1,961,000	1,515,776
Time Warner Cable LLC 5.875% 11/15/2040	2,300,000	2,131,919
Time Warner Cable LLC 6.55% 5/1/2037	1,040,000	1,036,754
Time Warner Cable LLC 7.3% 7/1/2038	713,000	754,350
TWDC Enterprises 18 Corp 1.85% 7/30/2026	911,000	880,455
TWDC Enterprises 18 Corp 3% 7/30/2046	802,000	556,969
TWDC Enterprises 18 Corp 3.15% 9/17/2025	1,688,000	1,676,600
TWDC Enterprises 18 Corp 4.125% 6/1/2044	1,016,000	858,701
Warnermedia Holdings Inc 4.279% 3/15/2032 (c)	5,299,000	4,760,252
Warnermedia Holdings Inc 5.05% 3/15/2042	5,600,000	4,639,766
Warnermedia Holdings Inc 5.141% 3/15/2052	8,426,000	6,503,547
Warnermedia Holdings Inc 5.391% 3/15/2062	1,600,000	1,229,364
		169,975,926
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 2.05% 2/15/2028	2,700,000	2,519,473
T-Mobile USA Inc 2.875% 2/15/2031	3,600,000	3,211,026
T-Mobile USA Inc 3.3% 2/15/2051	7,500,000	5,122,344
T-Mobile USA Inc 3.5% 4/15/2025	4,990,000	4,982,468
T-Mobile USA Inc 3.6% 11/15/2060	3,900,000	2,678,751
T-Mobile USA Inc 3.75% 4/15/2027	10,000,000	9,843,635
T-Mobile USA Inc 3.875% 4/15/2030 (c)	7,550,000	7,230,071
T-Mobile USA Inc 4.7% 1/15/2035 (c)	1,920,000	1,856,100
T-Mobile USA Inc 4.95% 3/15/2028	1,000,000	1,008,739
T-Mobile USA Inc 5.05% 7/15/2033	3,400,000	3,390,049
T-Mobile USA Inc 5.2% 1/15/2033 (c)	9,450,000	9,546,722
T-Mobile USA Inc 5.65% 1/15/2053 (c)	5,400,000	5,370,807
T-Mobile USA Inc 5.75% 1/15/2054	3,900,000	3,935,628
		60,695,813
TOTAL COMMUNICATION SERVICES		457,000,815

Consumer Discretionary - 1.3%
Automobile Components - 0.0%
Aptiv Swiss Holdings Ltd 4.65% 9/13/2029	9,000,000	8,880,940
Lear Corp 5.25% 5/15/2049 (c)	1,420,000	1,260,906
		10,141,846
Automobiles - 0.3%
American Honda Finance Corp 1.2% 7/8/2025	1,030,000	1,017,672
American Honda Finance Corp 1.8% 1/13/2031	2,300,000	1,946,146
American Honda Finance Corp 2.3% 9/9/2026	891,000	863,647
American Honda Finance Corp 4.85% 10/23/2031	2,020,000	2,020,202
American Honda Finance Corp 4.9% 1/10/2034 (c)	1,500,000	1,477,953
American Honda Finance Corp 5.125% 7/7/2028 (c)	6,300,000	6,415,318
Ford Motor Co 5.291% 12/8/2046	3,100,000	2,559,021
Ford Motor Co 6.1% 8/19/2032	6,860,000	6,789,709
Ford Motor Co 9.625% 4/22/2030	6,200,000	7,127,652
General Motors Co 4.2% 10/1/2027 (c)	1,000,000	985,250
General Motors Co 5% 10/1/2028	248,000	248,971
General Motors Co 5.15% 4/1/2038 (c)	1,500,000	1,399,696
General Motors Co 5.2% 4/1/2045	761,000	666,317
General Motors Co 5.4% 10/15/2029	3,800,000	3,842,964
General Motors Co 5.4% 4/1/2048 (c)	1,800,000	1,597,597
General Motors Co 5.6% 10/15/2032	1,200,000	1,210,640
General Motors Co 5.95% 4/1/2049 (c)	2,178,000	2,079,537
General Motors Co 6.6% 4/1/2036	2,041,000	2,158,947
General Motors Co 6.75% 4/1/2046 (c)	3,375,000	3,533,732
General Motors Financial Co Inc 2.35% 2/26/2027	5,700,000	5,450,501
General Motors Financial Co Inc 2.7% 6/10/2031	1,100,000	945,262
General Motors Financial Co Inc 2.7% 8/20/2027	1,000,000	952,000
General Motors Financial Co Inc 3.85% 1/5/2028	1,247,000	1,214,414
General Motors Financial Co Inc 4% 10/6/2026	656,000	648,228
General Motors Financial Co Inc 4.3% 7/13/2025	2,210,000	2,207,013
General Motors Financial Co Inc 4.35% 1/17/2027	1,425,000	1,412,614
General Motors Financial Co Inc 5% 4/9/2027	3,300,000	3,312,274
General Motors Financial Co Inc 5.45% 9/6/2034	3,400,000	3,325,428
General Motors Financial Co Inc 5.6% 6/18/2031 (c)	2,600,000	2,627,705
General Motors Financial Co Inc 5.65% 1/17/2029	3,507,000	3,580,646
		73,617,056
Broadline Retail - 0.2%
Amazon.com Inc 0.8% 6/3/2025 (c)	2,000,000	1,981,509
Amazon.com Inc 1% 5/12/2026 (c)	3,900,000	3,758,998
Amazon.com Inc 1.5% 6/3/2030	4,000,000	3,462,642
Amazon.com Inc 2.1% 5/12/2031	3,900,000	3,404,596
Amazon.com Inc 2.5% 6/3/2050	7,197,000	4,447,728
Amazon.com Inc 3.1% 5/12/2051	3,900,000	2,716,718
Amazon.com Inc 3.15% 8/22/2027	8,864,000	8,643,831
Amazon.com Inc 3.3% 4/13/2027 (c)	8,600,000	8,448,057
Amazon.com Inc 3.875% 8/22/2037	9,601,000	8,691,662
Amazon.com Inc 3.95% 4/13/2052	2,200,000	1,796,474
Amazon.com Inc 4.05% 8/22/2047	5,346,000	4,531,726
Amazon.com Inc 4.1% 4/13/2062	2,800,000	2,266,017
Amazon.com Inc 4.25% 8/22/2057	1,183,000	1,000,102
Amazon.com Inc 4.8% 12/5/2034	1,069,000	1,082,105
eBay Inc 1.4% 5/10/2026	2,926,000	2,823,059
eBay Inc 1.9% 3/11/2025	6,540,000	6,535,771
eBay Inc 4% 7/15/2042	2,600,000	2,129,300
		67,720,295
Diversified Consumer Services - 0.1%
American University/The 3.672% 4/1/2049	1,000,000	780,316
Duke University 2.832% 10/1/2055	850,000	553,190
George Washington University/The 4.126% 9/15/2048	3,000,000	2,546,019
George Washington University/The 4.3% 9/15/2044	356,000	316,807
Massachusetts Institute of Technology 2.989% 7/1/2050	3,250,000	2,291,320
Massachusetts Institute of Technology 3.885% 7/1/2116	504,000	368,124
Massachusetts Institute of Technology 3.959% 7/1/2038	842,000	780,753
Northwestern University 3.662% 12/1/2057	2,000,000	1,542,190
Northwestern University 4.643% 12/1/2044	597,000	566,623
President and Fellows of Harvard College 3.15% 7/15/2046	2,500,000	1,879,350
President and Fellows of Harvard College 3.3% 7/15/2056	865,000	620,445
President and Fellows of Harvard College 3.619% 10/1/2037	178,000	158,286
Princeton Univ 5.7% 3/1/2039	178,000	193,487
Trane Technologies Global Holding Co Ltd 3.75% 8/21/2028	829,000	809,024
Trane Technologies Global Holding Co Ltd 4.3% 2/21/2048	886,000	753,966
University of Chicago/The 3% 10/1/2052	1,100,000	774,559
University of Notre Dame du Lac 3.438% 2/15/2045	593,000	469,104
University of Southern California 2.945% 10/1/2051	5,000,000	3,400,348
University of Southern California 5.25% 10/1/2111	356,000	348,819
William Marsh Rice University 3.774% 5/15/2055	340,000	271,525
		19,424,255
Hotels, Restaurants & Leisure - 0.2%
Expedia Group Inc 2.95% 3/15/2031	4,240,000	3,814,820
Marriott International Inc/MD 3.5% 10/15/2032	4,080,000	3,660,550
Marriott International Inc/MD 4.875% 5/15/2029	2,000,000	2,012,319
Marriott International Inc/MD 5% 10/15/2027 (c)	3,000,000	3,033,886
Marriott International Inc/MD 5.35% 3/15/2035	2,280,000	2,283,139
Marriott International Inc/MD 5.5% 4/15/2037	2,280,000	2,289,097
Marriott International Inc/MD 5.75% 5/1/2025 (c)	2,800,000	2,801,200
McDonald's Corp 3.6% 7/1/2030	1,350,000	1,286,505
McDonald's Corp 3.625% 9/1/2049	6,943,000	5,202,787
McDonald's Corp 3.7% 1/30/2026	3,007,000	2,987,388
McDonald's Corp 4.45% 3/1/2047	1,013,000	875,673
McDonald's Corp 4.6% 9/9/2032 (c)	3,200,000	3,175,290
McDonald's Corp 4.875% 12/9/2045	968,000	895,263
McDonald's Corp 5.45% 8/14/2053 (c)	2,600,000	2,566,898
McDonald's Corp 6.3% 3/1/2038	1,256,000	1,381,946
Metropolitan Museum of Art/The 3.4% 7/1/2045	535,000	414,914
Starbucks Corp 2.25% 3/12/2030	2,716,000	2,424,286
Starbucks Corp 2.45% 6/15/2026	1,782,000	1,739,896
Starbucks Corp 2.55% 11/15/2030	1,880,000	1,679,971
Starbucks Corp 3% 2/14/2032	1,200,000	1,074,062
Starbucks Corp 3.5% 11/15/2050	1,700,000	1,218,901
Starbucks Corp 3.5% 3/1/2028	1,000,000	976,303
Starbucks Corp 3.8% 8/15/2025	1,239,000	1,235,077
Starbucks Corp 4% 11/15/2028 (c)	2,547,000	2,504,986
Starbucks Corp 4.3% 6/15/2045	1,400,000	1,174,789
Starbucks Corp 4.5% 11/15/2048	837,000	718,401
		53,428,347
Household Durables - 0.0%
DR Horton Inc 1.3% 10/15/2026	1,700,000	1,615,141
DR Horton Inc 5% 10/15/2034 (c)	1,230,000	1,215,745
DR Horton Inc 5.5% 10/15/2035	930,000	949,725
Lennar Corp 5% 6/15/2027	1,700,000	1,708,811
Toll Brothers Finance Corp 4.35% 2/15/2028 (c)	1,300,000	1,285,268
Whirlpool Corp 4.5% 6/1/2046	400,000	309,684
Whirlpool Corp 5.5% 3/1/2033 (c)	3,000,000	2,956,098
		10,040,472
Leisure Products - 0.0%
Brunswick Corp/DE 4.4% 9/15/2032 (c)	1,800,000	1,666,583
Hasbro Inc 3.55% 11/19/2026	5,340,000	5,237,900
Hasbro Inc 3.9% 11/19/2029	1,100,000	1,049,682
Hasbro Inc 6.35% 3/15/2040	600,000	625,314
		8,579,479
Specialty Retail - 0.4%
AutoNation Inc 3.85% 3/1/2032	1,800,000	1,639,931
AutoZone Inc 3.25% 4/15/2025	713,000	711,579
AutoZone Inc 3.75% 6/1/2027	1,034,000	1,017,342
AutoZone Inc 4.75% 8/1/2032	2,000,000	1,967,711
AutoZone Inc 5.1% 7/15/2029 (c)	1,180,000	1,198,235
AutoZone Inc 5.4% 7/15/2034 (c)	1,230,000	1,251,771
Home Depot Inc/The 1.375% 3/15/2031	5,900,000	4,896,775
Home Depot Inc/The 2.375% 3/15/2051	2,500,000	1,467,175
Home Depot Inc/The 2.5% 4/15/2027	3,300,000	3,182,673
Home Depot Inc/The 2.8% 9/14/2027	891,000	860,133
Home Depot Inc/The 2.875% 4/15/2027 (c)	5,000,000	4,865,292
Home Depot Inc/The 2.95% 6/15/2029	4,000,000	3,763,375
Home Depot Inc/The 3% 4/1/2026 (c)	1,788,000	1,765,543
Home Depot Inc/The 3.125% 12/15/2049	1,483,000	1,031,378
Home Depot Inc/The 3.25% 4/15/2032 (c)	5,500,000	5,012,244
Home Depot Inc/The 3.625% 4/15/2052	2,000,000	1,506,193
Home Depot Inc/The 3.9% 12/6/2028	1,027,000	1,010,915
Home Depot Inc/The 3.9% 6/15/2047	1,529,000	1,232,428
Home Depot Inc/The 4.2% 4/1/2043	281,000	242,905
Home Depot Inc/The 4.25% 4/1/2046 (c)	584,000	499,808
Home Depot Inc/The 4.5% 12/6/2048	4,879,000	4,303,890
Home Depot Inc/The 4.75% 6/25/2029	2,240,000	2,263,951
Home Depot Inc/The 4.875% 2/15/2044	513,000	483,502
Home Depot Inc/The 5.3% 6/25/2054	4,420,000	4,348,810
Home Depot Inc/The 5.875% 12/16/2036	3,154,000	3,395,703
Home Depot Inc/The 5.95% 4/1/2041	1,300,000	1,391,695
Lowe's Cos Inc 1.3% 4/15/2028 (c)	2,000,000	1,814,182
Lowe's Cos Inc 1.7% 10/15/2030	3,300,000	2,814,139
Lowe's Cos Inc 3% 10/15/2050	2,500,000	1,614,229
Lowe's Cos Inc 3.65% 4/5/2029 (c)	4,409,000	4,249,954
Lowe's Cos Inc 3.7% 4/15/2046	624,000	476,429
Lowe's Cos Inc 3.75% 4/1/2032	1,000,000	933,253
Lowe's Cos Inc 4.05% 5/3/2047	2,050,000	1,640,677
Lowe's Cos Inc 4.4% 9/8/2025	9,800,000	9,791,610
Lowe's Cos Inc 4.55% 4/5/2049	1,688,000	1,440,028
Lowe's Cos Inc 4.65% 4/15/2042	1,158,000	1,043,984
Lowe's Cos Inc 4.8% 4/1/2026 (c)	2,000,000	2,007,899
Lowe's Cos Inc 5% 4/15/2040	2,280,000	2,177,222
Lowe's Cos Inc 5.125% 4/15/2050	1,200,000	1,113,776
Lowe's Cos Inc 5.15% 7/1/2033 (c)	2,000,000	2,027,058
Lowe's Cos Inc 5.625% 4/15/2053 (c)	1,500,000	1,486,813
Lowe's Cos Inc 5.75% 7/1/2053	1,514,000	1,535,451
Lowe's Cos Inc 5.85% 4/1/2063	2,100,000	2,128,879
O'Reilly Automotive Inc 4.7% 6/15/2032 (c)	2,300,000	2,260,269
Ross Stores Inc 0.875% 4/15/2026 (c)	1,900,000	1,825,293
TJX Cos Inc/The 1.6% 5/15/2031 (c)	5,125,000	4,304,157
		101,996,259
Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc 2.4% 3/27/2025	10,010,000	9,994,817
NIKE Inc 2.85% 3/27/2030	1,110,000	1,027,595
NIKE Inc 3.25% 3/27/2040	4,500,000	3,610,961
NIKE Inc 3.375% 11/1/2046	802,000	598,610
Tapestry Inc 5.1% 3/11/2030	1,200,000	1,204,440
Tapestry Inc 5.5% 3/11/2035 (c)	1,200,000	1,198,304
VF Corp 2.8% 4/23/2027 (c)	2,000,000	1,885,505
		19,520,232
TOTAL CONSUMER DISCRETIONARY		364,468,241

Consumer Staples - 1.2%
Beverages - 0.3%
Coca-Cola Co/The 1.65% 6/1/2030	12,900,000	11,192,040
Coca-Cola Co/The 2.25% 1/5/2032 (c)	5,370,000	4,670,857
Coca-Cola Co/The 2.5% 3/15/2051	1,500,000	918,274
Coca-Cola Co/The 2.5% 6/1/2040	3,700,000	2,689,405
Coca-Cola Co/The 2.6% 6/1/2050	1,500,000	944,080
Coca-Cola Co/The 2.75% 6/1/2060	1,500,000	916,485
Coca-Cola Co/The 5% 5/13/2034 (c)	4,700,000	4,796,938
Coca-Cola Co/The 5.2% 1/14/2055 (c)	3,000,000	2,949,525
Constellation Brands Inc 2.875% 5/1/2030	2,300,000	2,091,581
Constellation Brands Inc 3.15% 8/1/2029	366,000	341,747
Constellation Brands Inc 3.5% 5/9/2027	1,782,000	1,743,834
Constellation Brands Inc 3.7% 12/6/2026	1,346,000	1,327,976
Constellation Brands Inc 4.5% 5/9/2047	1,400,000	1,183,316
Constellation Brands Inc 4.9% 5/1/2033 (c)	3,100,000	3,040,460
Keurig Dr Pepper Inc 3.8% 5/1/2050	2,400,000	1,831,502
Keurig Dr Pepper Inc 4.05% 4/15/2032	4,000,000	3,814,015
Keurig Dr Pepper Inc 4.417% 5/25/2025	3,878,000	3,872,684
Keurig Dr Pepper Inc 4.5% 4/15/2052 (c)	1,000,000	854,847
Keurig Dr Pepper Inc 4.597% 5/25/2028 (c)	3,000,000	3,001,343
Molson Coors Beverage Co 3% 7/15/2026	3,101,000	3,038,998
Molson Coors Beverage Co 4.2% 7/15/2046	2,358,000	1,946,059
PepsiCo Inc 1.625% 5/1/2030	3,571,000	3,101,077
PepsiCo Inc 2.375% 10/6/2026	1,203,000	1,168,693
PepsiCo Inc 3% 10/15/2027	45,000	43,688
PepsiCo Inc 3.875% 3/19/2060	2,400,000	1,862,049
PepsiCo Inc 4% 5/2/2047	3,200,000	2,658,641
PepsiCo Inc 4.2% 7/18/2052	2,800,000	2,346,172
PepsiCo Inc 4.25% 10/22/2044	1,069,000	935,857
PepsiCo Inc 4.45% 2/15/2033	5,000,000	5,015,031
PepsiCo Inc 4.45% 4/14/2046	1,034,000	928,258
Pepsico Singapore Financing I Pte Ltd 4.55% 2/16/2029	9,400,000	9,442,017
		84,667,449
Consumer Staples Distribution & Retail - 0.3%
Costco Wholesale Corp 1.375% 6/20/2027	2,000,000	1,875,657
Dollar General Corp 5% 11/1/2032 (c)	3,000,000	2,944,870
Dollar Tree Inc 3.375% 12/1/2051	1,000,000	655,950
Dollar Tree Inc 4% 5/15/2025	1,425,000	1,421,459
Kroger Co/The 1.7% 1/15/2031	4,600,000	3,877,771
Kroger Co/The 2.65% 10/15/2026	508,000	493,169
Kroger Co/The 3.5% 2/1/2026	713,000	705,990
Kroger Co/The 4.45% 2/1/2047	2,100,000	1,787,186
Kroger Co/The 5% 9/15/2034	1,300,000	1,282,213
Kroger Co/The 5.15% 8/1/2043	485,000	458,542
Kroger Co/The 5.4% 1/15/2049	1,161,000	1,129,784
Kroger Co/The 5.5% 9/15/2054	1,990,000	1,933,366
Kroger Co/The 5.65% 9/15/2064	1,450,000	1,409,272
Sysco Corp 2.4% 2/15/2030 (c)	2,300,000	2,069,235
Sysco Corp 2.45% 12/14/2031 (c)	3,100,000	2,673,294
Sysco Corp 3.3% 2/15/2050	1,700,000	1,178,589
Sysco Corp 3.3% 7/15/2026	584,000	575,026
Sysco Corp 3.75% 10/1/2025	1,016,000	1,010,899
Sysco Corp 6.6% 4/1/2040	2,600,000	2,890,384
Target Corp 2.25% 4/15/2025	15,000,000	14,957,503
Target Corp 3.9% 11/15/2047	1,549,000	1,251,048
Target Corp 4% 7/1/2042	1,247,000	1,076,834
Walmart Inc 3.625% 12/15/2047	2,215,000	1,750,572
Walmart Inc 3.7% 6/26/2028	2,192,000	2,164,369
Walmart Inc 3.9% 4/15/2028 (c)	2,000,000	1,987,792
Walmart Inc 3.95% 9/9/2027 (c)	2,000,000	1,990,903
Walmart Inc 4.05% 6/29/2048	4,969,000	4,212,483
Walmart Inc 4.1% 4/15/2033 (c)	2,000,000	1,944,046
Walmart Inc 4.3% 4/22/2044	1,069,000	964,730
Walmart Inc 4.5% 4/15/2053 (c)	2,800,000	2,531,281
Walmart Inc 5.25% 9/1/2035	1,540,000	1,621,391
Walmart Inc 5.625% 4/1/2040	356,000	382,208
Walmart Inc 5.625% 4/15/2041	820,000	879,427
Walmart Inc 6.5% 8/15/2037 (c)	1,475,000	1,709,036
		69,796,279
Food Products - 0.3%
Archer-Daniels-Midland Co 3.25% 3/27/2030	6,980,000	6,559,655
Archer-Daniels-Midland Co 4.5% 3/15/2049 (c)	1,300,000	1,130,318
Bunge Ltd Fin Corp 2.75% 5/14/2031 (c)	2,000,000	1,776,542
Bunge Ltd Fin Corp 4.2% 9/17/2029	750,000	736,485
Bunge Ltd Fin Corp 4.65% 9/17/2034 (c)	750,000	725,093
Conagra Brands Inc 4.85% 11/1/2028	2,429,000	2,430,566
Conagra Brands Inc 5.3% 11/1/2038 (c)	2,484,000	2,390,163
Conagra Brands Inc 5.4% 11/1/2048	324,000	301,644
General Mills Inc 3% 2/1/2051	803,000	529,282
General Mills Inc 4% 4/17/2025	4,100,000	4,095,073
General Mills Inc 4.2% 4/17/2028	3,066,000	3,035,665
General Mills Inc 4.875% 1/30/2030	2,350,000	2,359,356
General Mills Inc 4.95% 3/29/2033 (c)	3,500,000	3,480,825
JBS USA LUX Sarl / JBS USA Food Co / JBS USA Foods Group 6.375% 2/25/2055 (d)	1,000,000	1,041,713
JM Smucker Co 2.375% 3/15/2030 (c)	3,800,000	3,406,636
JM Smucker Co 6.5% 11/15/2043 (c)	3,700,000	4,034,194
Kellanova 3.25% 4/1/2026	663,000	654,655
Kellanova 4.3% 5/15/2028	1,069,000	1,063,253
Kellanova 4.5% 4/1/2046	1,300,000	1,137,845
Kraft Heinz Foods Co 3.75% 4/1/2030 (c)	2,900,000	2,773,861
Kraft Heinz Foods Co 3.875% 5/15/2027 (c)	18,800,000	18,541,732
Kraft Heinz Foods Co 5% 7/15/2035 (c)	1,700,000	1,679,644
Kraft Heinz Foods Co 5.2% 3/15/2032	6,110,000	6,193,756
Kraft Heinz Foods Co 5.5% 6/1/2050	2,100,000	2,016,241
Kraft Heinz Foods Co 6.875% 1/26/2039	3,300,000	3,712,062
McCormick & Co Inc/MD 4.95% 4/15/2033 (c)	1,800,000	1,794,983
Mondelez International Inc 1.875% 10/15/2032 (c)	2,000,000	1,643,188
Mondelez International Inc 2.625% 9/4/2050	1,900,000	1,160,438
Pilgrim's Pride Corp 6.25% 7/1/2033 (c)	3,100,000	3,233,888
The Campbell's Company 4.8% 3/15/2048	2,496,000	2,228,660
Tyson Foods Inc 4% 3/1/2026	1,314,000	1,306,731
Tyson Foods Inc 4.35% 3/1/2029	4,604,000	4,539,217
Tyson Foods Inc 5.1% 9/28/2048 (c)	3,036,000	2,793,111
		94,506,475
Household Products - 0.1%
Church & Dwight Co Inc 2.3% 12/15/2031	3,700,000	3,185,072
Colgate-Palmolive Co 3.7% 8/1/2047	1,200,000	962,376
Colgate-Palmolive Co 4% 8/15/2045	1,000,000	862,922
Kimberly-Clark Corp 1.05% 9/15/2027	3,500,000	3,225,100
Kimberly-Clark Corp 3.05% 8/15/2025	4,000,000	3,972,783
Kimberly-Clark Corp 3.2% 4/25/2029 (c)	3,610,000	3,453,731
Kimberly-Clark Corp 3.2% 7/30/2046	445,000	325,833
Kimberly-Clark Corp 6.625% 8/1/2037 (c)	1,100,000	1,274,606
Procter & Gamble Co/The 2.45% 11/3/2026	3,400,000	3,309,061
Procter & Gamble Co/The 2.8% 3/25/2027	4,860,000	4,731,175
Procter & Gamble Co/The 2.85% 8/11/2027	802,000	777,494
Procter & Gamble Co/The 3% 3/25/2030	8,500,000	8,000,553
		34,080,706
Personal Care Products - 0.0%
Estee Lauder Cos Inc/The 1.95% 3/15/2031	4,300,000	3,656,814
Estee Lauder Cos Inc/The 4.15% 3/15/2047	1,300,000	1,050,866
Estee Lauder Cos Inc/The 5.15% 5/15/2053 (c)	600,000	579,163
Kenvue Inc 4.9% 3/22/2033 (c)	1,900,000	1,907,049
Kenvue Inc 5.05% 3/22/2028	1,900,000	1,935,883
Kenvue Inc 5.05% 3/22/2053 (c)	2,900,000	2,785,824
		11,915,599
Tobacco - 0.2%
Altria Group Inc 2.45% 2/4/2032	2,700,000	2,275,690
Altria Group Inc 3.4% 5/6/2030	1,570,000	1,463,068
Altria Group Inc 4% 2/4/2061	1,700,000	1,219,008
Altria Group Inc 4.25% 8/9/2042	1,744,000	1,420,453
Altria Group Inc 4.8% 2/14/2029	2,465,000	2,472,164
Altria Group Inc 5.375% 1/31/2044	1,000,000	972,827
Altria Group Inc 5.625% 2/6/2035	3,050,000	3,100,879
Altria Group Inc 5.8% 2/14/2039	4,010,000	4,068,572
Altria Group Inc 5.95% 2/14/2049 (c)	3,554,000	3,576,574
Philip Morris International Inc 2.75% 2/25/2026 (c)	668,000	656,856
Philip Morris International Inc 3.375% 8/15/2029	2,800,000	2,664,172
Philip Morris International Inc 3.875% 8/21/2042	860,000	704,090
Philip Morris International Inc 4.125% 3/4/2043	5,432,000	4,566,957
Philip Morris International Inc 4.625% 11/1/2029	1,440,000	1,442,112
Philip Morris International Inc 4.875% 11/15/2043	1,069,000	988,342
Philip Morris International Inc 4.875% 2/15/2028	2,200,000	2,227,719
Philip Morris International Inc 4.9% 11/1/2034	1,440,000	1,418,836
Philip Morris International Inc 5.125% 11/17/2027	2,300,000	2,337,071
Philip Morris International Inc 5.375% 2/15/2033	5,400,000	5,526,310
Philip Morris International Inc 5.75% 11/17/2032 (c)	1,600,000	1,678,159
Philip Morris International Inc 6.375% 5/16/2038 (c)	258,000	285,484
		45,065,343
TOTAL CONSUMER STAPLES		340,031,851

Energy - 1.6%
Energy Equipment & Services - 0.0%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.08% 12/15/2047	4,181,000	3,417,095
Baker Hughes Holdings LLC 5.125% 9/15/2040	356,000	350,628
Halliburton Co 3.8% 11/15/2025	46,000	45,730
Halliburton Co 4.5% 11/15/2041	2,300,000	2,039,682
Halliburton Co 5% 11/15/2045	1,344,000	1,230,439
Halliburton Co 6.7% 9/15/2038	2,780,000	3,089,917
Halliburton Co 7.45% 9/15/2039	267,000	318,566
		10,492,057
Oil, Gas & Consumable Fuels - 1.6%
APA Corp 5.25% 2/1/2042 (d)	1,230,000	1,057,330
APA Corp 6.1% 2/15/2035 (d)	1,400,000	1,415,987
Boardwalk Pipelines LP 4.45% 7/15/2027	4,900,000	4,863,228
BP Capital Markets PLC 3.279% 9/19/2027	670,000	651,487
BP Capital Markets PLC 3.723% 11/28/2028	9,700,000	9,437,834
Cheniere Corpus Christi Holdings LLC 3.7% 11/15/2029 (c)	3,730,000	3,547,210
Cheniere Energy Partners LP 5.95% 6/30/2033 (c)	4,200,000	4,361,363
Chevron Corp 1.554% 5/11/2025	1,300,000	1,292,618
Chevron Corp 2.236% 5/11/2030	100,000	89,462
Chevron Corp 2.954% 5/16/2026	1,961,000	1,930,370
Chevron Corp 2.978% 5/11/2040	1,300,000	1,017,480
Chevron Corp 3.078% 5/11/2050	1,300,000	895,689
Chevron USA Inc 4.2% 10/15/2049	1,100,000	911,584
Chevron USA Inc 4.95% 8/15/2047	2,459,000	2,337,446
Columbia Pipeline Group Inc 4.5% 6/1/2025	593,000	592,153
ConocoPhillips 4.875% 10/1/2047	1,400,000	1,282,932
ConocoPhillips 6.5% 2/1/2039	3,342,000	3,740,882
ConocoPhillips Co 4.025% 3/15/2062	2,000,000	1,505,588
ConocoPhillips Co 4.7% 1/15/2030 (c)	1,980,000	1,991,392
ConocoPhillips Co 5% 1/15/2035	2,370,000	2,356,749
ConocoPhillips Co 5.05% 9/15/2033	6,500,000	6,550,515
ConocoPhillips Co 5.5% 1/15/2055 (c)	1,190,000	1,166,344
ConocoPhillips Co 5.55% 3/15/2054	1,300,000	1,284,519
ConocoPhillips Co 5.95% 3/15/2046	1,069,000	1,120,795
Continental Resources Inc/OK 4.9% 6/1/2044	1,000,000	831,538
Devon Energy Corp 5% 6/15/2045	5,524,000	4,776,847
Devon Energy Corp 5.6% 7/15/2041 (c)	513,000	487,159
Diamondback Energy Inc 4.25% 3/15/2052	3,500,000	2,742,572
Diamondback Energy Inc 5.4% 4/18/2034	1,200,000	1,206,511
Diamondback Energy Inc 5.9% 4/18/2064	2,900,000	2,807,366
Eastern Gas Transmission & Storage Inc 3.9% 11/15/2049	2,300,000	1,727,068
Energy Transfer LP 3.9% 7/15/2026	1,340,000	1,326,455
Energy Transfer LP 4.95% 6/15/2028	1,681,000	1,692,897
Energy Transfer LP 5% 5/15/2044 (b)	1,200,000	1,066,862
Energy Transfer LP 5% 5/15/2050	900,000	784,926
Energy Transfer LP 5.15% 2/1/2043	1,800,000	1,633,908
Energy Transfer LP 5.15% 3/15/2045	1,425,000	1,281,099
Energy Transfer LP 5.2% 4/1/2030 (g)	2,500,000	2,526,350
Energy Transfer LP 5.25% 4/15/2029	3,400,000	3,450,563
Energy Transfer LP 5.3% 4/1/2044	1,034,000	955,152
Energy Transfer LP 5.4% 10/1/2047	980,000	905,725
Energy Transfer LP 5.5% 6/1/2027	9,800,000	9,950,986
Energy Transfer LP 5.7% 4/1/2035 (g)	2,500,000	2,543,218
Energy Transfer LP 5.75% 2/15/2033 (c)	3,500,000	3,602,691
Energy Transfer LP 5.8% 6/15/2038 (c)	5,730,000	5,811,352
Energy Transfer LP 5.95% 10/1/2043 (c)	1,000,000	999,565
Energy Transfer LP 5.95% 5/15/2054 (c)	1,000,000	987,737
Energy Transfer LP 6% 6/15/2048	3,656,000	3,634,625
Energy Transfer LP 6.125% 12/15/2045	3,000,000	3,033,682
Energy Transfer LP 6.25% 4/15/2049	105,000	107,471
Energy Transfer LP 6.625% 10/15/2036	2,600,000	2,822,888
EnLink Midstream Partners LP 5.45% 6/1/2047	1,500,000	1,389,854
Enterprise Products Operating LLC 3.125% 7/31/2029 (c)	1,000,000	943,804
Enterprise Products Operating LLC 3.2% 2/15/2052	1,700,000	1,147,999
Enterprise Products Operating LLC 3.3% 2/15/2053	3,600,000	2,466,918
Enterprise Products Operating LLC 3.7% 2/15/2026 (c)	316,000	313,553
Enterprise Products Operating LLC 3.95% 1/31/2060	3,910,000	2,912,993
Enterprise Products Operating LLC 3.95% 2/15/2027	4,613,000	4,579,076
Enterprise Products Operating LLC 4.2% 1/31/2050	2,500,000	2,038,403
Enterprise Products Operating LLC 4.25% 2/15/2048	5,564,000	4,617,339
Enterprise Products Operating LLC 4.8% 2/1/2049	265,000	236,873
Enterprise Products Operating LLC 4.85% 3/15/2044	891,000	818,606
Enterprise Products Operating LLC 4.85% 8/15/2042	445,000	412,319
Enterprise Products Operating LLC 4.9% 5/15/2046	763,000	697,853
Enterprise Products Operating LLC 4.95% 2/15/2035	310,000	307,676
Enterprise Products Operating LLC 5.35% 1/31/2033	3,000,000	3,078,530
Enterprise Products Operating LLC 5.55% 2/16/2055	310,000	307,523
Enterprise Products Operating LLC 5.7% 2/15/2042	356,000	365,004
Enterprise Products Operating LLC 6.45% 9/1/2040 (c)	1,000,000	1,105,717
Enterprise Products Operating LLC 7.55% 4/15/2038	356,000	426,589
EOG Resources Inc 4.15% 1/15/2026	998,000	995,197
EOG Resources Inc 5.65% 12/1/2054 (c)	1,610,000	1,623,747
Eqt Corp 3.9% 10/1/2027	3,700,000	3,636,895
Eqt Corp 5.7% 4/1/2028	2,071,000	2,126,610
Expand Energy Corp 5.375% 3/15/2030 (c)	6,300,000	6,262,427
Exxon Mobil Corp 3.043% 3/1/2026 (c)	1,484,000	1,465,144
Exxon Mobil Corp 3.452% 4/15/2051	7,600,000	5,530,741
Exxon Mobil Corp 3.482% 3/19/2030 (c)	12,700,000	12,174,558
Exxon Mobil Corp 3.567% 3/6/2045	1,186,000	918,242
Exxon Mobil Corp 4.227% 3/19/2040	2,310,000	2,074,694
Hess Corp 4.3% 4/1/2027	2,800,000	2,781,275
Hess Corp 5.6% 2/15/2041	606,000	613,706
Hess Corp 6% 1/15/2040	1,000,000	1,070,399
Hess Corp 7.125% 3/15/2033 (c)	2,500,000	2,833,278
Kinder Morgan Energy Partners LP 4.7% 11/1/2042	677,000	589,262
Kinder Morgan Energy Partners LP 5% 3/1/2043	178,000	160,857
Kinder Morgan Energy Partners LP 5.4% 9/1/2044 (c)	2,700,000	2,543,462
Kinder Morgan Energy Partners LP 5.5% 3/1/2044	1,247,000	1,191,371
Kinder Morgan Energy Partners LP 5.625% 9/1/2041	178,000	172,828
Kinder Morgan Energy Partners LP 6.55% 9/15/2040	535,000	572,388
Kinder Morgan Inc 4.3% 3/1/2028 (c)	1,776,000	1,761,739
Kinder Morgan Inc 5.2% 3/1/2048	885,000	805,578
Kinder Morgan Inc 5.2% 6/1/2033	6,800,000	6,757,947
Kinder Morgan Inc 5.3% 12/1/2034	1,524,000	1,513,046
Kinder Morgan Inc 5.4% 2/1/2034	3,500,000	3,513,884
Kinder Morgan Inc 5.45% 8/1/2052	300,000	281,324
Kinder Morgan Inc 5.55% 6/1/2045 (c)	5,600,000	5,371,850
Kinder Morgan Inc 7.75% 1/15/2032	1,000,000	1,145,175
Kinder Morgan Inc 7.8% 8/1/2031	1,200,000	1,373,629
Marathon Petroleum Corp 4.5% 4/1/2048	3,210,000	2,591,333
Marathon Petroleum Corp 5.15% 3/1/2030	1,340,000	1,347,939
Marathon Petroleum Corp 5.7% 3/1/2035	1,340,000	1,348,809
Marathon Petroleum Corp 6.5% 3/1/2041	178,000	189,360
MPLX LP 4.125% 3/1/2027	1,685,000	1,668,821
MPLX LP 4.7% 4/15/2048	3,476,000	2,910,410
MPLX LP 4.8% 2/15/2029	2,638,000	2,639,047
MPLX LP 5% 3/1/2033	4,000,000	3,927,053
MPLX LP 5.2% 3/1/2047 (c)	2,791,000	2,507,975
MPLX LP 5.5% 2/15/2049	1,800,000	1,689,434
MPLX LP 5.65% 3/1/2053 (c)	1,600,000	1,526,575
Occidental Petroleum Corp 4.4% 4/15/2046	1,000,000	773,784
Occidental Petroleum Corp 6.05% 10/1/2054	2,680,000	2,590,239
Occidental Petroleum Corp 6.375% 9/1/2028 (c)	6,200,000	6,444,230
Occidental Petroleum Corp 6.45% 9/15/2036 (c)	1,700,000	1,776,252
Occidental Petroleum Corp 7.875% 9/15/2031	6,500,000	7,332,345
ONEOK Inc 3.95% 3/1/2050	1,590,000	1,180,700
ONEOK Inc 4.25% 9/15/2046	980,000	777,701
ONEOK Inc 4.25% 9/24/2027	660,000	653,633
ONEOK Inc 4.4% 10/15/2029	440,000	431,799
ONEOK Inc 4.45% 9/1/2049	1,110,000	897,286
ONEOK Inc 4.75% 10/15/2031	1,750,000	1,721,612
ONEOK Inc 4.95% 7/13/2047	1,043,000	912,627
ONEOK Inc 5% 3/1/2026	535,000	536,395
ONEOK Inc 5.05% 11/1/2034	4,710,000	4,594,592
ONEOK Inc 5.2% 7/15/2048 (c)	538,000	488,969
ONEOK Inc 5.65% 11/1/2028	900,000	927,124
ONEOK Inc 5.7% 11/1/2054 (c)	1,310,000	1,261,595
ONEOK Inc 6% 6/15/2035 (c)	1,100,000	1,152,757
ONEOK Inc 6.05% 9/1/2033 (c)	3,200,000	3,353,778
ONEOK Inc 6.1% 11/15/2032	4,500,000	4,749,452
ONEOK Inc 6.35% 1/15/2031	5,000,000	5,328,808
ONEOK Inc 6.625% 9/1/2053 (c)	1,800,000	1,938,234
Ovintiv Inc 6.25% 7/15/2033 (c)	1,000,000	1,043,119
Ovintiv Inc 6.5% 2/1/2038	2,591,000	2,708,554
Phillips 66 3.9% 3/15/2028 (c)	4,400,000	4,308,633
Phillips 66 4.65% 11/15/2034	1,000,000	952,370
Phillips 66 4.875% 11/15/2044	178,000	156,654
Phillips 66 5.875% 5/1/2042	1,693,000	1,716,858
Phillips 66 Co 3.15% 12/15/2029	4,300,000	4,009,911
Phillips 66 Co 4.95% 3/15/2035	780,000	754,426
Phillips 66 Co 5.5% 3/15/2055	400,000	373,172
Phillips 66 Co 5.65% 6/15/2054	2,600,000	2,473,713
Pioneer Natural Resources Co 1.9% 8/15/2030	3,500,000	3,048,057
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	4,890,000	4,605,434
Plains All American Pipeline LP / PAA Finance Corp 4.9% 2/15/2045	339,000	297,647
Plains All American Pipeline LP / PAA Finance Corp 6.65% 1/15/2037 (c)	1,498,000	1,616,089
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	3,200,000	3,152,856
Sabine Pass Liquefaction LLC 5.875% 6/30/2026	8,200,000	8,283,148
Schlumberger Investment SA 5% 6/1/2034	1,300,000	1,300,090
Shell Finance US Inc 2.375% 11/7/2029	7,700,000	7,038,828
Shell Finance US Inc 4% 5/10/2046	713,000	580,777
Shell Finance US Inc 4.125% 5/11/2035 (c)	5,000,000	4,698,185
Shell Finance US Inc 4.375% 5/11/2045	3,970,000	3,437,586
Shell Finance US Inc 4.55% 8/12/2043	2,800,000	2,515,446
Shell International Finance BV 3.125% 11/7/2049	3,000,000	2,051,161
Shell International Finance BV 3.25% 5/11/2025	2,523,000	2,516,642
Shell International Finance BV 3.875% 11/13/2028	10,100,000	9,928,771
Shell International Finance BV 6.375% 12/15/2038	748,000	840,058
Spectra Energy Partners LP 3.375% 10/15/2026	2,907,000	2,853,615
Targa Resources Corp 4.95% 4/15/2052	1,000,000	857,362
Targa Resources Corp 6.125% 3/15/2033 (c)	6,400,000	6,707,748
Targa Resources Corp 6.125% 5/15/2055	2,360,000	2,390,157
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5% 1/15/2028 (c)	5,000,000	5,004,228
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	3,970,000	3,679,449
Transcontinental Gas Pipe Line Co LLC 3.95% 5/15/2050	970,000	751,891
Transcontinental Gas Pipe Line Co LLC 4.45% 8/1/2042	2,181,000	1,876,019
Transcontinental Gas Pipe Line Co LLC 4.6% 3/15/2048	2,813,000	2,432,769
Valero Energy Corp 2.8% 12/1/2031	2,100,000	1,835,036
Valero Energy Corp 3.4% 9/15/2026	2,720,000	2,674,713
Valero Energy Corp 4% 4/1/2029	1,836,000	1,784,023
Valero Energy Corp 4% 6/1/2052	1,200,000	896,415
Valero Energy Corp 6.625% 6/15/2037	966,000	1,047,252
Western Gas Partners LP 4.5% 3/1/2028	1,000,000	990,705
Western Gas Partners LP 4.65% 7/1/2026	2,900,000	2,897,264
Western Gas Partners LP 5.45% 4/1/2044	2,500,000	2,278,755
Western Gas Partners LP 5.5% 8/15/2048	900,000	806,808
Williams Cos Inc/The 3.5% 11/15/2030 (c)	4,500,000	4,201,480
Williams Cos Inc/The 3.75% 6/15/2027	4,163,000	4,083,409
Williams Cos Inc/The 4.85% 3/1/2048	1,722,000	1,512,592
Williams Cos Inc/The 5.4% 3/2/2026	4,720,000	4,755,453
Williams Cos Inc/The 5.65% 3/15/2033 (c)	2,500,000	2,574,688
Williams Cos Inc/The 5.75% 6/24/2044	339,000	340,178
Williams Cos Inc/The 5.8% 11/15/2054	2,700,000	2,710,469
		427,647,383
TOTAL ENERGY		438,139,440

Financials - 6.4%
Banks - 2.7%
Bank of America Corp 1.658% 3/11/2027 (b)	9,900,000	9,612,645
Bank of America Corp 1.734% 7/22/2027 (b)	7,800,000	7,502,781
Bank of America Corp 1.898% 7/23/2031 (b)	4,200,000	3,610,981
Bank of America Corp 2.087% 6/14/2029 (b)	8,400,000	7,745,936
Bank of America Corp 2.299% 7/21/2032 (b)	3,700,000	3,160,881
Bank of America Corp 2.482% 9/21/2036 (b)	1,900,000	1,585,429
Bank of America Corp 2.572% 10/20/2032 (b)(c)	7,000,000	6,046,725
Bank of America Corp 2.651% 3/11/2032 (b)	12,800,000	11,277,386
Bank of America Corp 2.676% 6/19/2041 (b)	9,300,000	6,679,231
Bank of America Corp 2.687% 4/22/2032 (b)	5,100,000	4,487,355
Bank of America Corp 2.831% 10/24/2051 (b)	3,893,000	2,492,692
Bank of America Corp 2.884% 10/22/2030 (b)(c)	1,100,000	1,012,069
Bank of America Corp 2.972% 7/21/2052 (b)	2,700,000	1,787,869
Bank of America Corp 3.194% 7/23/2030 (b)	2,934,000	2,746,493
Bank of America Corp 3.248% 10/21/2027 (c)	3,268,000	3,171,961
Bank of America Corp 3.419% 12/20/2028 (b)	19,130,000	18,477,975
Bank of America Corp 3.593% 7/21/2028 (b)	1,978,000	1,927,624
Bank of America Corp 3.705% 4/24/2028 (b)	1,568,000	1,536,335
Bank of America Corp 3.824% 1/20/2028 (b)	10,000,000	9,858,485
Bank of America Corp 3.974% 2/7/2030 (b)	2,521,000	2,447,864
Bank of America Corp 4.078% 4/23/2040 (b)	5,000,000	4,379,549
Bank of America Corp 4.083% 3/20/2051 (b)	9,350,000	7,559,709
Bank of America Corp 4.183% 11/25/2027	10,318,000	10,214,972
Bank of America Corp 4.25% 10/22/2026 (c)	713,000	709,796
Bank of America Corp 4.271% 7/23/2029 (b)	7,550,000	7,443,477
Bank of America Corp 4.33% 3/15/2050 (b)	2,333,000	1,977,631
Bank of America Corp 4.443% 1/20/2048 (b)	2,718,000	2,352,933
Bank of America Corp 4.45% 3/3/2026	2,317,000	2,314,520
Bank of America Corp 4.948% 7/22/2028 (b)	2,800,000	2,819,026
Bank of America Corp 5% 1/21/2044	958,000	919,308
Bank of America Corp 5.08% 1/20/2027 (b)	4,000,000	4,016,761
Bank of America Corp 5.202% 4/25/2029 (b)	2,000,000	2,028,233
Bank of America Corp 5.288% 4/25/2034 (b)	1,800,000	1,814,571
Bank of America Corp 5.425% 8/15/2035 (b)(c)	2,140,000	2,113,102
Bank of America Corp 5.511% 1/24/2036 (b)	3,000,000	3,065,479
Bank of America Corp 5.518% 10/25/2035 (b)	2,640,000	2,612,979
Bank of America Corp 5.744% 2/12/2036 (b)	6,000,000	6,040,053
Bank of America Corp 5.872% 9/15/2034 (b)	6,700,000	7,014,268
Bank of America Corp 5.875% 2/7/2042	409,000	436,268
Bank of America Corp 6.11% 1/29/2037	1,224,000	1,282,355
Bank of America Corp 7.75% 5/14/2038	2,324,000	2,778,104
Citibank NA 4.838% 8/6/2029	2,640,000	2,665,314
Citigroup Inc 1.122% 1/28/2027 (b)	9,700,000	9,396,300
Citigroup Inc 1.462% 6/9/2027 (b)	9,250,000	8,885,907
Citigroup Inc 2.561% 5/1/2032 (b)	3,000,000	2,603,389
Citigroup Inc 2.904% 11/3/2042 (b)	1,900,000	1,363,679
Citigroup Inc 3.057% 1/25/2033 (b)	4,300,000	3,777,030
Citigroup Inc 3.4% 5/1/2026	9,800,000	9,677,161
Citigroup Inc 3.52% 10/27/2028 (b)	16,306,000	15,820,078
Citigroup Inc 3.668% 7/24/2028 (b)	1,351,000	1,319,063
Citigroup Inc 3.7% 1/12/2026	1,984,000	1,969,373
Citigroup Inc 3.785% 3/17/2033 (b)(c)	5,600,000	5,144,498
Citigroup Inc 3.887% 1/10/2028 (b)	802,000	791,515
Citigroup Inc 3.98% 3/20/2030 (b)	5,278,000	5,104,173
Citigroup Inc 4.125% 7/25/2028	2,752,000	2,706,268
Citigroup Inc 4.3% 11/20/2026 (c)	2,984,000	2,972,050
Citigroup Inc 4.4% 6/10/2025	713,000	712,204
Citigroup Inc 4.412% 3/31/2031 (b)	1,800,000	1,754,635
Citigroup Inc 4.6% 3/9/2026	1,069,000	1,069,092
Citigroup Inc 4.65% 7/30/2045	2,930,000	2,629,767
Citigroup Inc 4.75% 5/18/2046	1,403,000	1,233,952
Citigroup Inc 5.3% 5/6/2044 (c)	356,000	340,268
Citigroup Inc 5.316% 3/26/2041 (b)	3,530,000	3,473,806
Citigroup Inc 5.411% 9/19/2039 (b)	3,680,000	3,562,063
Citigroup Inc 5.449% 6/11/2035 (b)	3,000,000	3,044,288
Citigroup Inc 5.5% 9/13/2025	891,000	894,420
Citigroup Inc 5.61% 9/29/2026 (b)	4,000,000	4,022,520
Citigroup Inc 5.875% 1/30/2042	1,298,000	1,353,986
Citigroup Inc 5.875% 2/22/2033	2,000,000	2,076,902
Citigroup Inc 6.27% 11/17/2033 (b)	2,500,000	2,670,030
Citigroup Inc 6.625% 6/15/2032	1,600,000	1,730,619
Citigroup Inc 6.675% 9/13/2043	3,800,000	4,212,136
Citigroup Inc 8.125% 7/15/2039 (c)	3,263,000	4,087,889
Citizens Financial Group Inc 2.638% 9/30/2032	337,000	280,043
Citizens Financial Group Inc 5.253% 3/5/2031 (b)	1,250,000	1,260,671
Citizens Financial Group Inc 5.641% 5/21/2037 (b)	500,000	494,882
Citizens Financial Group Inc 5.718% 7/23/2032 (b)	3,420,000	3,496,230
Comerica Inc 3.8% 7/22/2026	651,000	641,395
Fifth Third Bancorp 2.55% 5/5/2027	4,300,000	4,119,255
Fifth Third Bancorp 5.631% 1/29/2032 (b)	1,300,000	1,338,637
Fifth Third Bancorp 6.339% 7/27/2029 (b)(c)	1,100,000	1,151,877
Fifth Third Bancorp 6.361% 10/27/2028 (b)(c)	3,130,000	3,257,744
Fifth Third Bancorp 8.25% 3/1/2038	371,000	455,989
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (b)	2,000,000	1,988,687
Huntington Bancshares Inc/OH 5.272% 1/15/2031 (b)	3,180,000	3,221,764
Huntington Bancshares Inc/OH 5.709% 2/2/2035 (b)	1,000,000	1,019,769
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (b)	1,500,000	1,564,627
Huntington National Bank/The 4.552% 5/17/2028 (b)	3,900,000	3,890,022
JPMorgan Chase & Co 1.47% 9/22/2027 (b)	3,400,000	3,243,987
JPMorgan Chase & Co 1.578% 4/22/2027 (b)	7,261,000	7,028,089
JPMorgan Chase & Co 1.953% 2/4/2032 (b)	10,000,000	8,498,637
JPMorgan Chase & Co 2.069% 6/1/2029 (b)	5,500,000	5,075,389
JPMorgan Chase & Co 2.545% 11/8/2032 (b)	4,100,000	3,546,705
JPMorgan Chase & Co 2.58% 4/22/2032 (b)	7,281,000	6,395,845
JPMorgan Chase & Co 2.739% 10/15/2030 (b)	2,600,000	2,381,515
JPMorgan Chase & Co 2.95% 10/1/2026	4,497,000	4,403,502
JPMorgan Chase & Co 2.956% 5/13/2031 (b)	5,000,000	4,544,659
JPMorgan Chase & Co 2.963% 1/25/2033 (b)	12,800,000	11,311,360
JPMorgan Chase & Co 3.109% 4/22/2051 (b)	300,000	204,406
JPMorgan Chase & Co 3.3% 4/1/2026 (c)	1,604,000	1,586,880
JPMorgan Chase & Co 3.328% 4/22/2052 (b)	1,500,000	1,067,806
JPMorgan Chase & Co 3.509% 1/23/2029 (b)	11,000,000	10,676,461
JPMorgan Chase & Co 3.54% 5/1/2028 (b)	3,030,000	2,963,349
JPMorgan Chase & Co 3.882% 7/24/2038 (b)	2,572,000	2,244,079
JPMorgan Chase & Co 3.9% 7/15/2025	3,850,000	3,840,400
JPMorgan Chase & Co 3.964% 11/15/2048 (b)	1,676,000	1,347,881
JPMorgan Chase & Co 4.005% 4/23/2029 (b)	1,686,000	1,655,484
JPMorgan Chase & Co 4.125% 12/15/2026	1,047,000	1,042,025
JPMorgan Chase & Co 4.203% 7/23/2029 (b)	14,141,000	13,917,809
JPMorgan Chase & Co 4.25% 10/1/2027 (c)	5,400,000	5,395,505
JPMorgan Chase & Co 4.323% 4/26/2028 (b)	1,500,000	1,490,525
JPMorgan Chase & Co 4.565% 6/14/2030 (b)	4,100,000	4,069,103
JPMorgan Chase & Co 4.586% 4/26/2033 (b)(c)	8,600,000	8,393,518
JPMorgan Chase & Co 4.603% 10/22/2030 (b)	4,050,000	4,018,359
JPMorgan Chase & Co 4.85% 2/1/2044	2,000,000	1,882,738
JPMorgan Chase & Co 4.851% 7/25/2028 (b)	6,200,000	6,226,514
JPMorgan Chase & Co 4.946% 10/22/2035 (b)	3,041,000	2,990,115
JPMorgan Chase & Co 4.95% 6/1/2045	707,000	659,343
JPMorgan Chase & Co 4.995% 7/22/2030 (b)	5,000,000	5,043,295
JPMorgan Chase & Co 5.294% 7/22/2035 (b)	5,000,000	5,045,768
JPMorgan Chase & Co 5.336% 1/23/2035 (b)(c)	19,400,000	19,678,863
JPMorgan Chase & Co 5.35% 6/1/2034 (b)	8,500,000	8,654,833
JPMorgan Chase & Co 5.5% 10/15/2040	1,016,000	1,038,648
JPMorgan Chase & Co 5.6% 7/15/2041	267,000	275,273
JPMorgan Chase & Co 5.625% 8/16/2043	891,000	904,893
JPMorgan Chase & Co 5.766% 4/22/2035 (b)	3,000,000	3,134,704
JPMorgan Chase & Co 6.4% 5/15/2038	4,660,000	5,201,870
KeyBank NA/Cleveland OH 3.4% 5/20/2026	711,000	699,904
KeyBank NA/Cleveland OH 4.15% 8/8/2025 (c)	1,000,000	997,529
KeyBank NA/Cleveland OH 5% 1/26/2033	3,000,000	2,946,018
KeyCorp 4.789% 6/1/2033 (b)(c)	1,500,000	1,445,968
M&T Bank Corp 5.053% 1/27/2034 (b)	900,000	880,931
M&T Bank Corp 5.385% 1/16/2036 (b)(c)	1,600,000	1,589,455
M&T Bank Corp 7.413% 10/30/2029 (b)	1,200,000	1,298,804
Manufacturers & Traders Trust Co 4.7% 1/27/2028 (c)	4,700,000	4,717,555
PNC Financial Services Group Inc/The 1.15% 8/13/2026	15,000,000	14,329,034
PNC Financial Services Group Inc/The 4.626% 6/6/2033 (b)	1,100,000	1,054,679
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (b)	8,000,000	7,933,161
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (b)	1,160,000	1,180,502
PNC Financial Services Group Inc/The 5.354% 12/2/2028 (b)	2,250,000	2,292,732
PNC Financial Services Group Inc/The 5.575% 1/29/2036 (b)	780,000	798,842
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (b)	2,000,000	2,055,268
PNC Financial Services Group Inc/The 5.676% 1/22/2035 (b)	2,600,000	2,681,409
PNC Financial Services Group Inc/The 5.939% 8/18/2034 (b)	5,300,000	5,560,422
Santander Holdings USA Inc 2.49% 1/6/2028 (b)	3,800,000	3,636,530
Santander Holdings USA Inc 5.353% 9/6/2030 (b)(c)	2,000,000	2,011,446
Santander Holdings USA Inc 6.174% 1/9/2030 (b)	1,800,000	1,862,911
Santander Holdings USA Inc 6.565% 6/12/2029 (b)	900,000	940,860
Truist Financial Corp 1.125% 8/3/2027 (c)	6,000,000	5,542,248
Truist Financial Corp 3.875% 3/19/2029 (c)	5,000,000	4,831,618
Truist Financial Corp 4.26% 7/28/2026 (b)(c)	5,000,000	4,991,911
Truist Financial Corp 5.153% 8/5/2032 (b)	1,440,000	1,447,879
Truist Financial Corp 5.711% 1/24/2035 (b)	5,100,000	5,245,191
Truist Financial Corp 5.867% 6/8/2034 (b)	1,200,000	1,246,199
US Bancorp 1.375% 7/22/2030	6,900,000	5,813,856
US Bancorp 3.1% 4/27/2026	6,704,000	6,601,519
US Bancorp 3.9% 4/26/2028	5,500,000	5,402,410
US Bancorp 4.548% 7/22/2028 (b)(c)	5,900,000	5,890,280
US Bancorp 4.967% 7/22/2033 (b)(c)	2,300,000	2,247,365
US Bancorp 5.046% 2/12/2031 (b)	1,750,000	1,762,870
US Bancorp 5.424% 2/12/2036 (b)	1,750,000	1,771,029
US Bancorp 5.678% 1/23/2035 (b)	3,400,000	3,494,293
US Bancorp 5.775% 6/12/2029 (b)(c)	2,100,000	2,166,154
US Bancorp 5.85% 10/21/2033 (b)	1,800,000	1,875,226
Wells Fargo & Co 3% 10/23/2026	3,624,000	3,539,415
Wells Fargo & Co 3.068% 4/30/2041 (b)	7,000,000	5,301,589
Wells Fargo & Co 3.35% 3/2/2033 (b)	6,500,000	5,839,082
Wells Fargo & Co 3.55% 9/29/2025	756,000	752,100
Wells Fargo & Co 3.9% 5/1/2045	849,000	681,744
Wells Fargo & Co 4.1% 6/3/2026	575,000	571,454
Wells Fargo & Co 4.15% 1/24/2029	665,000	653,961
Wells Fargo & Co 4.4% 6/14/2046	1,272,000	1,060,634
Wells Fargo & Co 4.54% 8/15/2026 (b)	10,000,000	9,992,317
Wells Fargo & Co 4.611% 4/25/2053 (b)	6,500,000	5,643,299
Wells Fargo & Co 4.75% 12/7/2046	3,496,000	3,042,190
Wells Fargo & Co 4.808% 7/25/2028 (b)	4,800,000	4,809,725
Wells Fargo & Co 4.897% 7/25/2033 (b)	3,100,000	3,057,395
Wells Fargo & Co 4.9% 1/24/2028 (b)	37,800,000	37,990,658
Wells Fargo & Co 4.9% 11/17/2045	742,000	666,253
Wells Fargo & Co 5.013% 4/4/2051 (b)(c)	3,840,000	3,546,339
Wells Fargo & Co 5.375% 11/2/2043 (c)	5,130,000	4,951,701
Wells Fargo & Co 5.389% 4/24/2034 (b)	9,700,000	9,814,234
Wells Fargo & Co 5.557% 7/25/2034 (b)	3,600,000	3,672,821
Wells Fargo & Co 5.574% 7/25/2029 (b)	3,150,000	3,229,893
Wells Fargo & Co 5.606% 1/15/2044	6,636,000	6,548,272
Wells Fargo & Co 6.491% 10/23/2034 (b)	6,200,000	6,720,142
		746,717,139
Capital Markets - 1.7%
Affiliated Managers Group Inc 3.5% 8/1/2025	846,000	841,370
Ameriprise Financial Inc 5.15% 5/15/2033	1,300,000	1,313,171
Apollo Debt Solutions BDC 6.55% 3/15/2032 (d)	2,500,000	2,575,688
Ares Capital Corp 2.15% 7/15/2026	4,800,000	4,630,549
Ares Capital Corp 3.2% 11/15/2031	900,000	788,973
Ares Capital Corp 3.25% 7/15/2025	1,000,000	993,431
Ares Capital Corp 3.875% 1/15/2026	1,500,000	1,487,590
Ares Capital Corp 5.95% 7/15/2029 (c)	2,300,000	2,353,376
Ares Capital Corp 7% 1/15/2027	1,500,000	1,552,594
Ares Management Corp 6.375% 11/10/2028	900,000	947,471
Ares Strategic Income Fund 5.6% 2/15/2030 (d)	2,470,000	2,464,785
Ares Strategic Income Fund 6.2% 3/21/2032 (d)	1,500,000	1,516,541
Bank of New York Mellon Corp/The 1.05% 10/15/2026	10,900,000	10,353,288
Bank of New York Mellon Corp/The 1.8% 7/28/2031 (c)	6,500,000	5,517,396
Bank of New York Mellon Corp/The 2.8% 5/4/2026	1,004,000	986,866
Bank of New York Mellon Corp/The 4.414% 7/24/2026 (b)	5,000,000	4,995,187
Bank of New York Mellon Corp/The 4.942% 2/11/2031 (b)	3,000,000	3,032,219
Bank of New York Mellon Corp/The 4.967% 4/26/2034 (b)	1,700,000	1,698,005
Bank of New York Mellon Corp/The 4.975% 3/14/2030 (b)(c)	3,500,000	3,553,572
Bank of New York Mellon Corp/The 5.188% 3/14/2035 (b)	1,000,000	1,011,435
Bank of New York Mellon Corp/The 5.834% 10/25/2033 (b)	2,000,000	2,115,210
BlackRock Funding Inc 4.6% 7/26/2027	1,620,000	1,631,580
BlackRock Funding Inc 5% 3/14/2034 (c)	2,100,000	2,128,200
BlackRock Funding Inc 5.35% 1/8/2055 (c)	2,750,000	2,729,761
Blackrock Inc 1.9% 1/28/2031	5,500,000	4,747,533
Blackstone Private Credit Fund 4.7% 3/24/2025	5,000,000	4,997,494
Blackstone Private Credit Fund 5.25% 4/1/2030 (d)	1,470,000	1,451,228
Blackstone Private Credit Fund 5.95% 7/16/2029	1,400,000	1,424,588
Blackstone Private Credit Fund 6% 1/29/2032 (c)	1,100,000	1,098,342
Blackstone Private Credit Fund 6% 11/22/2034 (d)	870,000	857,908
Blackstone Private Credit Fund 7.3% 11/27/2028	1,770,000	1,889,427
Blackstone Secured Lending Fund 5.35% 4/13/2028	2,250,000	2,254,341
Blue Owl Capital Corp 2.875% 6/11/2028	4,400,000	4,058,519
Blue Owl Capital Corp 5.95% 3/15/2029	1,100,000	1,113,734
Cboe Global Markets Inc 1.625% 12/15/2030	1,600,000	1,353,697
Charles Schwab Corp/The 0.9% 3/11/2026	3,900,000	3,760,356
Charles Schwab Corp/The 1.65% 3/11/2031 (c)	4,520,000	3,791,013
Charles Schwab Corp/The 2% 3/20/2028	1,600,000	1,489,753
Charles Schwab Corp/The 2.45% 3/3/2027	4,600,000	4,427,726
Charles Schwab Corp/The 3.2% 3/2/2027 (c)	5,100,000	4,989,490
Charles Schwab Corp/The 3.85% 5/21/2025	1,950,000	1,947,244
Charles Schwab Corp/The 4% 2/1/2029	2,100,000	2,059,569
Charles Schwab Corp/The 5.643% 5/19/2029 (b)	1,000,000	1,029,092
Charles Schwab Corp/The 6.136% 8/24/2034 (b)(c)	1,800,000	1,925,012
CME Group Inc 5.3% 9/15/2043 (c)	1,840,000	1,878,977
Franklin Resources Inc 2.85% 3/30/2025	677,000	675,933
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (b)	12,700,000	10,892,904
Goldman Sachs Group Inc/The 2.615% 4/22/2032 (b)	16,100,000	14,061,642
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (b)	7,900,000	7,731,893
Goldman Sachs Group Inc/The 3.75% 2/25/2026	1,038,000	1,030,737
Goldman Sachs Group Inc/The 3.8% 3/15/2030	1,644,000	1,571,594
Goldman Sachs Group Inc/The 3.85% 1/26/2027	5,390,000	5,328,484
Goldman Sachs Group Inc/The 4.017% 10/31/2038 (b)	4,100,000	3,575,703
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (b)(c)	17,900,000	17,649,677
Goldman Sachs Group Inc/The 4.25% 10/21/2025	391,000	389,669
Goldman Sachs Group Inc/The 4.411% 4/23/2039 (b)	3,500,000	3,171,825
Goldman Sachs Group Inc/The 4.75% 10/21/2045	2,813,000	2,548,135
Goldman Sachs Group Inc/The 5.15% 5/22/2045 (c)	4,190,000	3,931,789
Goldman Sachs Group Inc/The 5.207% 1/28/2031 (b)(c)	2,000,000	2,024,485
Goldman Sachs Group Inc/The 5.33% 7/23/2035 (b)	2,680,000	2,681,500
Goldman Sachs Group Inc/The 5.536% 1/28/2036 (b)(c)	3,100,000	3,154,661
Goldman Sachs Group Inc/The 5.561% 11/19/2045 (b)	8,000,000	7,938,523
Goldman Sachs Group Inc/The 5.734% 1/28/2056 (b)	3,100,000	3,158,756
Goldman Sachs Group Inc/The 5.851% 4/25/2035 (b)	8,000,000	8,317,539
Goldman Sachs Group Inc/The 5.95% 1/15/2027	2,674,000	2,743,068
Goldman Sachs Group Inc/The 6.125% 2/15/2033 (c)	2,400,000	2,598,303
Goldman Sachs Group Inc/The 6.75% 10/1/2037	5,170,000	5,661,312
Golub Capital BDC Inc 6% 7/15/2029	1,230,000	1,251,660
HPS Corporate Lending Fund 6.25% 9/30/2029	1,800,000	1,852,071
Intercontinental Exchange Inc 1.85% 9/15/2032	4,020,000	3,238,452
Intercontinental Exchange Inc 2.65% 9/15/2040	4,020,000	2,904,314
Intercontinental Exchange Inc 3% 6/15/2050	2,892,000	1,934,034
Intercontinental Exchange Inc 3.75% 12/1/2025	1,025,000	1,019,572
Intercontinental Exchange Inc 4% 9/15/2027	4,000,000	3,953,217
Intercontinental Exchange Inc 4.6% 3/15/2033 (c)	6,200,000	6,044,299
Invesco Finance PLC 3.75% 1/15/2026	3,000,000	2,979,047
Jefferies Financial Group Inc 2.625% 10/15/2031	1,000,000	857,027
Jefferies Financial Group Inc 2.75% 10/15/2032 (c)	2,100,000	1,752,632
Jefferies Financial Group Inc 4.15% 1/23/2030	4,700,000	4,521,094
Jefferies Financial Group Inc 4.85% 1/15/2027	1,100,000	1,101,897
Legg Mason Inc 5.625% 1/15/2044	700,000	700,373
LPL Holdings Inc 5.65% 3/15/2035	1,200,000	1,205,123
LPL Holdings Inc 6.75% 11/17/2028	1,000,000	1,057,830
Moody's Corp 2% 8/19/2031 (c)	1,100,000	934,859
Moody's Corp 4.25% 8/8/2032 (c)	1,700,000	1,635,541
Moody's Corp 4.875% 12/17/2048 (c)	2,500,000	2,301,725
Moody's Corp 5% 8/5/2034 (c)	1,150,000	1,152,434
Morgan Stanley 1.512% 7/20/2027 (b)	6,100,000	5,847,688
Morgan Stanley 1.593% 5/4/2027 (b)	17,500,000	16,896,704
Morgan Stanley 1.794% 2/13/2032 (b)	5,470,000	4,582,130
Morgan Stanley 2.188% 4/28/2026 (b)	2,320,000	2,310,951
Morgan Stanley 2.239% 7/21/2032 (b)	16,300,000	13,873,642
Morgan Stanley 3.125% 7/27/2026	998,000	979,984
Morgan Stanley 3.591% 7/22/2028 (b)	1,515,000	1,473,635
Morgan Stanley 3.772% 1/24/2029 (b)(c)	20,700,000	20,205,170
Morgan Stanley 3.875% 1/27/2026	935,000	929,901
Morgan Stanley 3.95% 4/23/2027	8,938,000	8,828,699
Morgan Stanley 3.971% 7/22/2038 (b)	1,114,000	971,948
Morgan Stanley 4.21% 4/20/2028 (b)	6,700,000	6,636,902
Morgan Stanley 4.3% 1/27/2045	356,000	305,226
Morgan Stanley 4.375% 1/22/2047	1,978,000	1,699,171
Morgan Stanley 4.457% 4/22/2039 (b)	5,218,000	4,846,718
Morgan Stanley 4.654% 10/18/2030 (b)	4,000,000	3,962,253
Morgan Stanley 5.042% 7/19/2030 (b)	9,600,000	9,676,760
Morgan Stanley 5.123% 2/1/2029 (b)	2,500,000	2,532,262
Morgan Stanley 5.164% 4/20/2029 (b)	1,400,000	1,417,736
Morgan Stanley 5.173% 1/16/2030 (b)	10,200,000	10,338,073
Morgan Stanley 5.25% 4/21/2034 (b)(c)	3,500,000	3,521,251
Morgan Stanley 5.297% 4/20/2037 (b)	2,500,000	2,475,089
Morgan Stanley 5.32% 7/19/2035 (b)	3,500,000	3,513,529
Morgan Stanley 5.516% 11/19/2055 (b)(c)	9,600,000	9,586,211
Morgan Stanley 5.597% 3/24/2051 (b)	1,100,000	1,112,421
Morgan Stanley 5.942% 2/7/2039 (b)	4,300,000	4,384,462
Morgan Stanley 5.948% 1/19/2038 (b)	1,100,000	1,125,767
Morgan Stanley 6.296% 10/18/2028 (b)	2,000,000	2,078,799
Morgan Stanley 6.342% 10/18/2033 (b)	2,000,000	2,155,224
Morgan Stanley 6.375% 7/24/2042 (c)	4,662,000	5,163,381
Morgan Stanley 7.25% 4/1/2032	178,000	203,631
Nasdaq Inc 1.65% 1/15/2031 (c)	3,450,000	2,912,155
Nasdaq Inc 3.85% 6/30/2026 (c)	1,000,000	992,084
Nasdaq Inc 5.35% 6/28/2028	2,900,000	2,970,811
Nasdaq Inc 5.95% 8/15/2053	2,234,000	2,324,893
Northern Trust Corp 1.95% 5/1/2030	50,000	44,063
Northern Trust Corp 4% 5/10/2027 (c)	1,100,000	1,094,214
Northern Trust Corp 6.125% 11/2/2032 (c)	1,300,000	1,400,573
S&P Global Inc 2.45% 3/1/2027	3,500,000	3,370,617
S&P Global Inc 2.7% 3/1/2029	2,100,000	1,963,738
S&P Global Inc 2.9% 3/1/2032	6,200,000	5,512,646
S&P Global Inc 3.25% 12/1/2049	2,000,000	1,427,590
Sixth Street Specialty Lending Inc 6.125% 3/1/2029 (c)	900,000	921,476
State Street Corp 1.684% 11/18/2027 (b)	5,652,000	5,397,080
State Street Corp 2.65% 5/19/2026	1,346,000	1,322,303
State Street Corp 4.729% 2/28/2030	2,500,000	2,509,875
State Street Corp 4.821% 1/26/2034 (b)(c)	3,900,000	3,859,490
State Street Corp 5.146% 2/28/2036 (b)	1,700,000	1,706,427
State Street Corp 5.272% 8/3/2026 (c)	5,800,000	5,870,878
State Street Corp 5.684% 11/21/2029 (b)	1,400,000	1,453,617
State Street Corp 6.123% 11/21/2034 (b)	600,000	636,803
		468,325,285
Consumer Finance - 0.6%
Ally Financial Inc 4.75% 6/9/2027	1,100,000	1,098,305
Ally Financial Inc 6.184% 7/26/2035 (b)	2,000,000	2,022,358
Ally Financial Inc 6.848% 1/3/2030 (b)	2,700,000	2,837,791
Ally Financial Inc 6.992% 6/13/2029 (b)	1,500,000	1,578,615
Ally Financial Inc 8% 11/1/2031	1,762,000	1,980,497
American Express Co 4.05% 12/3/2042	1,243,000	1,066,940
American Express Co 4.42% 8/3/2033 (b)(c)	1,000,000	968,215
American Express Co 5.282% 7/27/2029 (b)(c)	9,500,000	9,713,308
American Express Co 5.284% 7/26/2035 (b)	3,000,000	3,023,618
American Express Co 5.442% 1/30/2036 (b)	2,390,000	2,434,056
American Express Co 5.85% 11/5/2027	2,000,000	2,071,378
Capital One Financial Corp 3.75% 3/9/2027	4,135,000	4,063,496
Capital One Financial Corp 3.75% 7/28/2026	1,737,000	1,715,449
Capital One Financial Corp 3.8% 1/31/2028	2,317,000	2,265,591
Capital One Financial Corp 4.927% 5/10/2028 (b)	2,400,000	2,407,927
Capital One Financial Corp 4.985% 7/24/2026 (b)	5,000,000	5,006,215
Capital One Financial Corp 5.247% 7/26/2030 (b)	4,300,000	4,353,779
Capital One Financial Corp 5.268% 5/10/2033 (b)	2,100,000	2,092,813
Capital One Financial Corp 5.817% 2/1/2034 (b)	1,000,000	1,022,997
Capital One Financial Corp 5.884% 7/26/2035 (b)	1,100,000	1,128,790
Capital One Financial Corp 6.051% 2/1/2035 (b)(c)	2,300,000	2,392,256
Capital One Financial Corp 6.377% 6/8/2034 (b)	2,300,000	2,440,908
Discover Financial Services 4.5% 1/30/2026	3,354,000	3,349,787
Ford Motor Credit Co LLC 4% 11/13/2030 (c)	4,800,000	4,369,813
Ford Motor Credit Co LLC 5.85% 5/17/2027	13,100,000	13,202,950
Ford Motor Credit Co LLC 6.5% 2/7/2035	1,250,000	1,249,884
Ford Motor Credit Co LLC 6.798% 11/7/2028	3,500,000	3,633,599
Ford Motor Credit Co LLC 6.8% 5/12/2028	9,045,000	9,341,425
Ford Motor Credit Co LLC 7.122% 11/7/2033	2,400,000	2,494,974
John Deere Capital Corp 2.65% 6/10/2026	891,000	873,853
John Deere Capital Corp 2.8% 9/8/2027	47,000	45,354
John Deere Capital Corp 3.05% 1/6/2028	5,000,000	4,848,946
John Deere Capital Corp 3.45% 3/13/2025	1,850,000	1,849,354
John Deere Capital Corp 3.45% 3/7/2029	2,779,000	2,682,685
John Deere Capital Corp 4.15% 9/15/2027 (c)	2,000,000	1,991,434
John Deere Capital Corp 4.35% 9/15/2032 (c)	2,000,000	1,948,547
John Deere Capital Corp 4.7% 6/10/2030	5,100,000	5,151,875
John Deere Capital Corp 4.9% 3/3/2028	2,100,000	2,137,064
John Deere Capital Corp 5.05% 6/12/2034 (c)	3,740,000	3,796,853
Synchrony Financial 3.7% 8/4/2026	842,000	828,455
Synchrony Financial 5.15% 3/19/2029	5,225,000	5,207,830
Toyota Motor Credit Corp 1.15% 8/13/2027 (c)	7,300,000	6,775,393
Toyota Motor Credit Corp 1.65% 1/10/2031 (c)	2,100,000	1,783,256
Toyota Motor Credit Corp 1.9% 4/6/2028	1,250,000	1,162,883
Toyota Motor Credit Corp 2.15% 2/13/2030	2,000,000	1,787,310
Toyota Motor Credit Corp 3% 4/1/2025	5,350,000	5,342,878
Toyota Motor Credit Corp 3.05% 3/22/2027	2,500,000	2,437,776
Toyota Motor Credit Corp 4.45% 6/29/2029	2,600,000	2,597,664
Toyota Motor Credit Corp 4.55% 8/9/2029	1,120,000	1,120,797
Toyota Motor Credit Corp 4.55% 9/20/2027 (c)	1,400,000	1,409,638
Toyota Motor Credit Corp 4.6% 10/10/2031	950,000	941,395
Toyota Motor Credit Corp 4.8% 1/5/2034 (c)	1,500,000	1,489,480
Toyota Motor Credit Corp 5.45% 11/10/2027	8,200,000	8,421,888
Toyota Motor Credit Corp 5.55% 11/20/2030	4,400,000	4,602,606
		166,562,948
Financial Services - 0.7%
Aon Corp / Aon Global Holdings PLC 2.05% 8/23/2031	900,000	765,759
Aon Corp / Aon Global Holdings PLC 2.6% 12/2/2031	4,000,000	3,484,320
Aon Corp / Aon Global Holdings PLC 2.85% 5/28/2027	4,500,000	4,343,572
Apollo Global Management Inc 5.8% 5/21/2054	2,000,000	2,034,243
Berkshire Hathaway Inc 3.125% 3/15/2026	2,050,000	2,026,585
Berkshire Hathaway Inc 4.5% 2/11/2043 (c)	356,000	334,337
Blue Owl Credit Income Corp 4.7% 2/8/2027	6,000,000	5,942,048
Blue Owl Credit Income Corp 5.8% 3/15/2030 (d)	1,100,000	1,096,842
Blue Owl Credit Income Corp 6.6% 9/15/2029 (d)	3,000,000	3,083,333
BP Capital Markets America Inc 3% 2/24/2050	5,290,000	3,493,339
BP Capital Markets America Inc 3.001% 3/17/2052	5,300,000	3,438,377
BP Capital Markets America Inc 3.017% 1/16/2027	1,693,000	1,652,020
BP Capital Markets America Inc 3.06% 6/17/2041	3,600,000	2,688,617
BP Capital Markets America Inc 3.633% 4/6/2030	5,000,000	4,762,900
BP Capital Markets America Inc 4.812% 2/13/2033	2,700,000	2,665,268
CNH Industrial Capital LLC 5.5% 1/12/2029 (c)	3,440,000	3,537,377
Corebridge Financial Inc 4.4% 4/5/2052	2,000,000	1,655,994
Corebridge Financial Inc 5.75% 1/15/2034	2,800,000	2,904,453
Corebridge Financial Inc 6.875% 12/15/2052 (b)(c)	1,800,000	1,850,551
CRH SMW Finance DAC 5.125% 1/9/2030	3,000,000	3,043,864
DH Europe Finance II Sarl 2.6% 11/15/2029	1,500,000	1,377,338
DH Europe Finance II Sarl 3.25% 11/15/2039	2,600,000	2,084,779
DH Europe Finance II Sarl 3.4% 11/15/2049	1,000,000	731,199
Equitable Holdings Inc 5% 4/20/2048 (c)	2,150,000	1,983,581
Fidelity National Information Services Inc 1.15% 3/1/2026	5,023,000	4,854,624
Fidelity National Information Services Inc 2.25% 3/1/2031	4,000,000	3,462,885
Fidelity National Information Services Inc 5.625% 7/15/2052 (c)	600,000	596,976
Fiserv Inc 2.25% 6/1/2027 (c)	5,700,000	5,429,636
Fiserv Inc 3.2% 7/1/2026 (c)	6,500,000	6,384,054
Fiserv Inc 3.5% 7/1/2029	2,799,000	2,657,419
Fiserv Inc 4.4% 7/1/2049	3,482,000	2,924,701
Fiserv Inc 5.375% 8/21/2028	3,050,000	3,119,367
Global Payments Inc 1.2% 3/1/2026	7,100,000	6,854,178
Global Payments Inc 2.9% 5/15/2030	4,600,000	4,167,002
Global Payments Inc 4.8% 4/1/2026	1,000,000	1,000,683
Global Payments Inc 5.4% 8/15/2032 (c)	2,600,000	2,646,117
Golub Capital Private Credit Fund 5.875% 5/1/2030 (d)	1,000,000	1,000,140
Jackson Financial Inc 4% 11/23/2051	1,100,000	780,716
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	2,000,000	1,718,533
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033	8,100,000	8,233,505
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 7.25% 11/15/2053	2,100,000	2,416,621
John Deere Capital Corp 4.5% 1/8/2027 (c)	8,200,000	8,241,215
Mastercard Inc 3.3% 3/26/2027	1,600,000	1,570,568
Mastercard Inc 3.8% 11/21/2046	677,000	552,646
Mastercard Inc 3.85% 3/26/2050	4,600,000	3,700,718
Mastercard Inc 4.85% 3/9/2033 (c)	1,900,000	1,914,787
Mastercard Inc 4.875% 5/9/2034 (c)	5,000,000	5,024,034
National Rural Utilities Cooperative Finance Corp 4.12% 9/16/2027 (c)	9,500,000	9,424,755
National Rural Utilities Cooperative Finance Corp 4.15% 12/15/2032	5,800,000	5,531,102
National Rural Utilities Cooperative Finance Corp 5.8% 1/15/2033	1,700,000	1,786,980
PayPal Holdings Inc 1.65% 6/1/2025 (c)	4,300,000	4,268,969
PayPal Holdings Inc 2.3% 6/1/2030	2,800,000	2,497,702
PayPal Holdings Inc 2.85% 10/1/2029 (c)	3,160,000	2,938,872
PayPal Holdings Inc 3.25% 6/1/2050	1,300,000	901,580
PayPal Holdings Inc 5.25% 6/1/2062 (c)	1,400,000	1,305,780
Rexford Industrial Realty LP 2.125% 12/1/2030	1,300,000	1,112,149
Sixth Street Lending Partners 6.5% 3/11/2029	1,400,000	1,443,805
Visa Inc 1.9% 4/15/2027 (c)	5,100,000	4,866,792
Visa Inc 2.05% 4/15/2030 (c)	13,400,000	11,950,323
Visa Inc 2.7% 4/15/2040	1,000,000	754,201
Visa Inc 2.75% 9/15/2027 (c)	2,125,000	2,048,377
Visa Inc 3.15% 12/14/2025	1,606,000	1,590,109
Visa Inc 4.3% 12/14/2045	2,719,000	2,401,764
Voya Financial Inc 3.65% 6/15/2026	2,814,000	2,780,612
Voya Financial Inc 5.7% 7/15/2043	668,000	659,917
Western Union Co/The 2.75% 3/15/2031 (c)	1,400,000	1,210,997
		199,706,607
Insurance - 0.7%
AFLAC Inc 3.6% 4/1/2030 (c)	4,959,000	4,730,150
AFLAC Inc 4% 10/15/2046	673,000	546,332
Allstate Corp/The 1.45% 12/15/2030 (c)	7,877,000	6,555,438
Allstate Corp/The 3.28% 12/15/2026	841,000	823,562
Allstate Corp/The 4.2% 12/15/2046	1,348,000	1,111,666
American International Group Inc 3.875% 1/15/2035	481,000	437,836
American International Group Inc 4.2% 4/1/2028	3,307,000	3,264,012
American International Group Inc 4.375% 6/30/2050	2,390,000	2,037,743
American International Group Inc 4.5% 7/16/2044	1,582,000	1,399,190
American International Group Inc 4.75% 4/1/2048	923,000	833,857
Aon Global Ltd 4.6% 6/14/2044	885,000	777,851
Aon Global Ltd 4.75% 5/15/2045	1,048,000	937,027
Aon North America Inc 5.45% 3/1/2034	3,100,000	3,171,105
Aon North America Inc 5.75% 3/1/2054	3,200,000	3,240,881
Arch Capital Group Ltd 3.635% 6/30/2050	2,400,000	1,771,649
Arthur J Gallagher & Co 4.85% 12/15/2029	1,600,000	1,606,461
Arthur J Gallagher & Co 5.15% 2/15/2035 (c)	1,600,000	1,592,498
Arthur J Gallagher & Co 5.55% 2/15/2055	2,159,000	2,121,452
Arthur J Gallagher & Co 5.75% 3/2/2053	1,300,000	1,312,942
Arthur J Gallagher & Co 5.75% 7/15/2054 (c)	800,000	808,544
Arthur J Gallagher & Co 6.5% 2/15/2034	2,300,000	2,517,569
Assurant Inc 4.9% 3/27/2028	1,000,000	1,005,918
Athene Holding Ltd 3.45% 5/15/2052	2,100,000	1,391,957
Athene Holding Ltd 3.5% 1/15/2031	1,100,000	1,020,072
Athene Holding Ltd 3.95% 5/25/2051	1,200,000	889,207
Athene Holding Ltd 6.625% 10/15/2054 (b)(c)	1,300,000	1,302,227
Baylor Scott & White Holdings 2.839% 11/15/2050	4,000,000	2,647,822
Baylor Scott & White Holdings 3.967% 11/15/2046	445,000	374,052
Berkshire Hathaway Fin Corp 1.45% 10/15/2030 (c)	7,300,000	6,262,567
Berkshire Hathaway Fin Corp 2.85% 10/15/2050	3,200,000	2,087,947
Berkshire Hathaway Fin Corp 3.85% 3/15/2052	1,400,000	1,090,627
Berkshire Hathaway Fin Corp 4.2% 8/15/2048	2,116,000	1,784,730
Berkshire Hathaway Fin Corp 4.25% 1/15/2049	1,528,000	1,302,347
Berkshire Hathaway Fin Corp 4.4% 5/15/2042 (c)	2,500,000	2,322,987
Berkshire Hathaway Fin Corp 5.75% 1/15/2040	891,000	963,304
Brighthouse Financial Inc 3.7% 6/22/2027	1,090,000	1,065,630
Brighthouse Financial Inc 3.85% 12/22/2051	1,700,000	1,145,281
Brown & Brown Inc 4.95% 3/17/2052 (c)	1,000,000	881,173
Chubb Corp/The 6% 5/11/2037	983,000	1,064,249
Chubb Corp/The 6.5% 5/15/2038	626,000	706,022
Chubb INA Holdings LLC 1.375% 9/15/2030	6,000,000	5,090,690
Chubb INA Holdings LLC 3.05% 12/15/2061	700,000	439,239
Chubb INA Holdings LLC 3.35% 5/3/2026	4,752,000	4,695,821
Chubb INA Holdings LLC 4.35% 11/3/2045	713,000	622,146
Chubb INA Holdings LLC 5% 3/15/2034 (c)	3,000,000	3,011,623
Chubb INA Holdings LLC 6.7% 5/15/2036	1,100,000	1,252,430
CNA Financial Corp 5.5% 6/15/2033	1,000,000	1,022,483
First American Financial Corp 5.45% 9/30/2034 (c)	1,300,000	1,288,879
Globe Life Inc 4.8% 6/15/2032	1,000,000	985,895
Hartford Insurance Group Inc/The 2.8% 8/19/2029	1,256,000	1,165,750
Hartford Insurance Group Inc/The 3.6% 8/19/2049	1,107,000	836,953
Hartford Insurance Group Inc/The 4.4% 3/15/2048	1,731,000	1,490,416
Lincoln National Corp 3.625% 12/12/2026	1,069,000	1,051,545
Lincoln National Corp 4.35% 3/1/2048	2,260,000	1,827,423
Markel Group Inc 3.35% 9/17/2029	1,600,000	1,513,750
Markel Group Inc 5% 5/20/2049	1,700,000	1,535,576
Markel Group Inc 6% 5/16/2054	1,200,000	1,244,052
Marsh & McLennan Cos Inc 2.375% 12/15/2031	2,200,000	1,888,997
Marsh & McLennan Cos Inc 3.75% 3/14/2026	2,000,000	1,986,075
Marsh & McLennan Cos Inc 4.2% 3/1/2048	868,000	727,074
Marsh & McLennan Cos Inc 4.35% 1/30/2047	499,000	431,408
Marsh & McLennan Cos Inc 4.65% 3/15/2030	3,000,000	2,994,548
Marsh & McLennan Cos Inc 4.85% 11/15/2031 (c)	3,000,000	3,009,290
Marsh & McLennan Cos Inc 4.9% 3/15/2049	1,657,000	1,529,548
Marsh & McLennan Cos Inc 5% 3/15/2035	1,300,000	1,293,929
Marsh & McLennan Cos Inc 5.35% 11/15/2044	850,000	845,354
Marsh & McLennan Cos Inc 5.4% 3/15/2055	1,150,000	1,133,523
Marsh & McLennan Cos Inc 5.7% 9/15/2053 (c)	5,180,000	5,351,113
MetLife Inc 4.05% 3/1/2045	690,000	572,195
MetLife Inc 4.125% 8/13/2042	2,600,000	2,237,731
MetLife Inc 4.6% 5/13/2046 (c)	4,308,000	3,851,330
MetLife Inc 4.721% 12/15/2044 (b)	891,000	808,332
MetLife Inc 5.375% 7/15/2033 (c)	2,400,000	2,475,259
MetLife Inc 5.875% 2/6/2041	341,000	359,154
MetLife Inc 6.4% 12/15/2066 (b)	1,800,000	1,865,527
Principal Financial Group Inc 2.125% 6/15/2030	1,760,000	1,547,016
Principal Financial Group Inc 4.3% 11/15/2046	1,425,000	1,222,174
Principal Financial Group Inc 4.35% 5/15/2043	500,000	441,793
Progressive Corp/The 2.45% 1/15/2027	2,145,000	2,073,764
Progressive Corp/The 3.2% 3/26/2030 (c)	2,600,000	2,443,162
Progressive Corp/The 4.125% 4/15/2047	2,390,000	1,996,876
Progressive Corp/The 4.2% 3/15/2048	1,100,000	928,139
Prudential Financial Inc 3.878% 3/27/2028	740,000	727,516
Prudential Financial Inc 3.905% 12/7/2047	2,119,000	1,676,613
Prudential Financial Inc 3.935% 12/7/2049	1,910,000	1,505,781
Prudential Financial Inc 4.35% 2/25/2050	2,633,000	2,236,425
Prudential Financial Inc 4.418% 3/27/2048	1,132,000	966,052
Prudential Financial Inc 4.6% 5/15/2044 (c)	1,400,000	1,260,367
Prudential Financial Inc 5.125% 3/1/2052 (b)	1,000,000	951,804
Prudential Financial Inc 5.7% 12/14/2036	68,000	71,708
Prudential Financial Inc 6% 9/1/2052 (b)	2,800,000	2,799,109
Prudential Financial Inc 6.5% 3/15/2054 (b)(c)	1,100,000	1,126,926
Reinsurance Group of America Inc 3.9% 5/15/2029 (c)	1,000,000	967,852
Reinsurance Group of America Inc 3.95% 9/15/2026	3,300,000	3,271,418
Selective Insurance Group Inc 5.9% 4/15/2035	435,000	444,316
The Travelers Companies, Inc. 4.05% 3/7/2048	600,000	492,491
The Travelers Companies, Inc. 4.1% 3/4/2049	800,000	658,720
The Travelers Companies, Inc. 4.3% 8/25/2045	261,000	225,427
The Travelers Companies, Inc. 6.25% 6/15/2037 (c)	5,488,000	6,037,116
Unum Group 4.5% 12/15/2049	1,000,000	819,685
Unum Group 6% 6/15/2054 (c)	1,000,000	1,027,513
Willis North America Inc 2.95% 9/15/2029 (c)	3,000,000	2,775,228
Willis North America Inc 3.875% 9/15/2049	1,300,000	984,847
Willis North America Inc 4.5% 9/15/2028	3,479,000	3,455,610
Willis North America Inc 5.35% 5/15/2033 (c)	2,000,000	2,024,444
		180,500,834
TOTAL FINANCIALS		1,761,812,813

Health Care - 2.8%
Biotechnology - 0.5%
AbbVie Inc 2.95% 11/21/2026	13,300,000	12,993,984
AbbVie Inc 3.2% 11/21/2029	4,000,000	3,767,337
AbbVie Inc 4.05% 11/21/2039	9,370,000	8,297,116
AbbVie Inc 4.25% 11/14/2028 (c)	1,478,000	1,473,381
AbbVie Inc 4.25% 11/21/2049	4,700,000	3,994,979
AbbVie Inc 4.3% 5/14/2036	1,116,000	1,050,824
AbbVie Inc 4.4% 11/6/2042	1,851,000	1,665,831
AbbVie Inc 4.45% 5/14/2046	1,247,000	1,106,657
AbbVie Inc 4.55% 3/15/2035 (c)	11,386,000	11,029,039
AbbVie Inc 4.7% 5/14/2045	1,752,000	1,610,937
AbbVie Inc 4.75% 3/15/2045	1,128,000	1,046,920
AbbVie Inc 4.8% 3/15/2029	3,450,000	3,486,692
AbbVie Inc 4.875% 11/14/2048	1,710,000	1,600,558
AbbVie Inc 5.05% 3/15/2034	5,000,000	5,053,243
AbbVie Inc 5.4% 3/15/2054	3,570,000	3,593,443
Amgen Inc 1.65% 8/15/2028	1,200,000	1,092,884
Amgen Inc 2.6% 8/19/2026	1,872,000	1,823,936
Amgen Inc 2.77% 9/1/2053	1,460,000	890,794
Amgen Inc 2.8% 8/15/2041	5,000,000	3,625,292
Amgen Inc 3.125% 5/1/2025	356,000	355,087
Amgen Inc 3.15% 2/21/2040	3,890,000	3,013,546
Amgen Inc 3.375% 2/21/2050	2,500,000	1,803,109
Amgen Inc 4.2% 2/22/2052	1,500,000	1,206,224
Amgen Inc 4.2% 3/1/2033	9,330,000	8,844,896
Amgen Inc 4.4% 5/1/2045	1,770,000	1,522,731
Amgen Inc 4.663% 6/15/2051	2,224,000	1,945,038
Amgen Inc 4.95% 10/1/2041	1,200,000	1,125,171
Amgen Inc 5.15% 3/2/2028	5,000,000	5,082,896
Amgen Inc 5.25% 3/2/2033 (c)	3,000,000	3,046,327
Amgen Inc 5.6% 3/2/2043	1,700,000	1,712,467
Amgen Inc 5.65% 3/2/2053 (c)	10,340,000	10,367,697
Biogen Inc 3.15% 5/1/2050	3,250,000	2,116,102
Gilead Sciences Inc 1.65% 10/1/2030	3,200,000	2,729,629
Gilead Sciences Inc 2.8% 10/1/2050	1,600,000	1,029,121
Gilead Sciences Inc 3.65% 3/1/2026	1,102,000	1,093,363
Gilead Sciences Inc 4.15% 3/1/2047	2,217,000	1,852,962
Gilead Sciences Inc 4.75% 3/1/2046	4,393,000	4,023,516
Gilead Sciences Inc 4.8% 11/15/2029	1,000,000	1,009,562
Gilead Sciences Inc 4.8% 4/1/2044	3,000,000	2,777,897
Gilead Sciences Inc 5.5% 11/15/2054	2,500,000	2,534,936
Gilead Sciences Inc 5.55% 10/15/2053	2,400,000	2,444,593
Regeneron Pharmaceuticals Inc 1.75% 9/15/2030	2,100,000	1,789,039
		132,629,756
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories 1.15% 1/30/2028 (c)	5,000,000	4,604,309
Abbott Laboratories 3.75% 11/30/2026	7,242,000	7,190,339
Abbott Laboratories 4.75% 11/30/2036	802,000	796,279
Abbott Laboratories 4.9% 11/30/2046	2,854,000	2,754,455
Abbott Laboratories 5.3% 5/27/2040	700,000	725,569
Abbott Laboratories 6.15% 11/30/2037	1,900,000	2,122,684
Baxter International Inc 1.915% 2/1/2027 (c)	4,700,000	4,475,971
Baxter International Inc 2.539% 2/1/2032 (c)	4,700,000	4,035,903
Becton Dickinson & Co 2.823% 5/20/2030 (c)	1,900,000	1,731,192
Becton Dickinson & Co 3.7% 6/6/2027	7,803,000	7,671,495
Becton Dickinson & Co 4.669% 6/6/2047	256,000	226,018
Becton Dickinson & Co 4.685% 12/15/2044 (c)	1,937,000	1,726,571
Becton Dickinson & Co 4.693% 2/13/2028	2,400,000	2,409,419
Becton Dickinson & Co 5.081% 6/7/2029	6,100,000	6,203,103
Boston Scientific Corp 2.65% 6/1/2030	1,500,000	1,366,200
Boston Scientific Corp 4% 3/1/2029 (c)	1,925,000	1,886,326
Boston Scientific Corp 4.7% 3/1/2049	1,257,000	1,150,500
GE HealthCare Technologies Inc 5.6% 11/15/2025	5,100,000	5,124,779
GE HealthCare Technologies Inc 5.65% 11/15/2027	1,600,000	1,642,872
GE HealthCare Technologies Inc 5.905% 11/22/2032	4,800,000	5,088,258
Medtronic Inc 4.625% 3/15/2045	3,404,000	3,116,282
Solventum Corp 6% 5/15/2064	2,800,000	2,840,861
Stryker Corp 1.95% 6/15/2030 (c)	1,650,000	1,445,261
Stryker Corp 2.9% 6/15/2050	1,150,000	772,109
Stryker Corp 3.5% 3/15/2026	3,600,000	3,564,180
Stryker Corp 4.1% 4/1/2043	1,300,000	1,109,231
Stryker Corp 4.625% 9/11/2034 (c)	2,650,000	2,590,990
Zimmer Biomet Holdings Inc 2.6% 11/24/2031	2,000,000	1,744,009
Zimmer Biomet Holdings Inc 3.55% 4/1/2025	7,228,000	7,220,209
Zimmer Biomet Holdings Inc 5.05% 2/19/2030	1,100,000	1,111,786
Zimmer Biomet Holdings Inc 5.5% 2/19/2035	1,330,000	1,362,501
		89,809,661
Health Care Providers & Services - 1.2%
Aetna Inc 4.75% 3/15/2044	500,000	431,834
Aetna Inc 6.625% 6/15/2036	1,160,000	1,247,365
AHS Hospital Corp 2.78% 7/1/2051	3,500,000	2,256,646
Allina Health System 3.887% 4/15/2049	1,239,000	977,346
Banner Health 2.907% 1/1/2042	1,500,000	1,103,273
Banner Health 2.913% 1/1/2051	2,700,000	1,802,485
Baptist Healthcare System Obligated Group 3.54% 8/15/2050	3,000,000	2,193,272
Bon Secours Mercy Health Inc 2.095% 6/1/2031	1,786,000	1,527,534
Cardinal Health Inc 4.368% 6/15/2047	2,476,000	2,072,248
Cardinal Health Inc 5.45% 2/15/2034 (c)	3,500,000	3,559,902
Cencora Inc 2.7% 3/15/2031 (c)	4,100,000	3,642,252
Cencora Inc 4.85% 12/15/2029	1,000,000	1,004,339
Cencora Inc 5.15% 2/15/2035	1,000,000	999,234
Centene Corp 2.5% 3/1/2031	700,000	591,190
Centene Corp 2.625% 8/1/2031	5,000,000	4,212,817
Centene Corp 3.375% 2/15/2030	5,000,000	4,524,467
Centene Corp 4.25% 12/15/2027	5,100,000	4,962,586
Children's Hospital Medical Center/Cincinnati OH 4.268% 5/15/2044	592,000	530,512
Children's Hospital of Philadelphia/The 2.704% 7/1/2050	1,964,000	1,277,733
Cigna Group/The 1.25% 3/15/2026	3,645,000	3,523,884
Cigna Group/The 2.375% 3/15/2031	1,500,000	1,306,068
Cigna Group/The 2.4% 3/15/2030 (c)	9,400,000	8,413,265
Cigna Group/The 3.4% 3/15/2050	1,000,000	688,588
Cigna Group/The 4.375% 10/15/2028	8,532,000	8,465,673
Cigna Group/The 4.8% 7/15/2046	2,355,000	2,075,455
Cigna Group/The 4.8% 8/15/2038	4,201,000	3,948,126
Cigna Group/The 4.9% 12/15/2048 (c)	2,618,000	2,312,749
Cigna Group/The 5.6% 2/15/2054 (c)	2,100,000	2,034,532
Cigna Group/The 6.125% 11/15/2041	535,000	558,947
CommonSpirit Health 3.91% 10/1/2050	3,000,000	2,300,673
CommonSpirit Health 4.35% 11/1/2042	356,000	307,336
CommonSpirit Health 5.548% 12/1/2054	2,200,000	2,174,651
CVS Health Corp 3% 8/15/2026	1,016,000	993,116
CVS Health Corp 3.75% 4/1/2030	3,030,000	2,857,769
CVS Health Corp 4.125% 4/1/2040	595,000	488,469
CVS Health Corp 4.3% 3/25/2028	4,260,000	4,195,160
CVS Health Corp 4.78% 3/25/2038 (c)	2,600,000	2,358,905
CVS Health Corp 4.875% 7/20/2035	553,000	522,747
CVS Health Corp 5% 1/30/2029	7,360,000	7,394,018
CVS Health Corp 5% 2/20/2026	5,000,000	5,011,637
CVS Health Corp 5.05% 3/25/2048	8,684,000	7,530,634
CVS Health Corp 5.125% 7/20/2045	4,500,000	3,978,502
CVS Health Corp 5.25% 2/21/2033	4,100,000	4,061,517
CVS Health Corp 5.3% 12/5/2043	4,832,000	4,413,428
CVS Health Corp 5.4% 6/1/2029	2,600,000	2,646,996
CVS Health Corp 5.625% 2/21/2053	1,800,000	1,678,744
CVS Health Corp 5.7% 6/1/2034	1,000,000	1,020,698
CVS Health Corp 6% 6/1/2063	2,600,000	2,499,659
Elevance Health Inc 2.25% 5/15/2030 (c)	1,000,000	886,854
Elevance Health Inc 2.55% 3/15/2031 (c)	1,000,000	881,162
Elevance Health Inc 3.65% 12/1/2027	6,799,000	6,654,654
Elevance Health Inc 3.7% 9/15/2049	1,140,000	839,265
Elevance Health Inc 4.375% 12/1/2047	6,457,000	5,364,910
Elevance Health Inc 4.625% 5/15/2042	464,000	412,134
Elevance Health Inc 4.65% 1/15/2043	356,000	317,288
Elevance Health Inc 4.75% 2/15/2030 (c)	210,000	210,676
Elevance Health Inc 5.125% 2/15/2053 (c)	3,300,000	3,031,798
Elevance Health Inc 5.2% 2/15/2035 (c)	500,000	500,388
Elevance Health Inc 5.375% 6/15/2034	1,400,000	1,418,229
Elevance Health Inc 5.5% 10/15/2032	1,800,000	1,857,727
Elevance Health Inc 5.65% 6/15/2054	2,600,000	2,559,506
Elevance Health Inc 5.7% 2/15/2055	1,100,000	1,082,762
Elevance Health Inc 5.85% 11/1/2064 (c)	1,000,000	997,455
Franciscan Missionaries of Our Lady Health System Inc 3.914% 7/1/2049	2,400,000	1,874,646
HCA Inc 3.625% 3/15/2032 (c)	5,700,000	5,159,177
HCA Inc 4.125% 6/15/2029	1,540,000	1,494,309
HCA Inc 4.5% 2/15/2027	5,500,000	5,478,833
HCA Inc 4.625% 3/15/2052	4,100,000	3,332,229
HCA Inc 5.25% 3/1/2030	4,500,000	4,561,370
HCA Inc 5.25% 6/15/2026	1,499,000	1,505,108
HCA Inc 5.25% 6/15/2049	3,120,000	2,801,338
HCA Inc 5.6% 4/1/2034	3,000,000	3,026,137
HCA Inc 5.75% 3/1/2035	4,380,000	4,458,927
HCA Inc 6% 4/1/2054	6,200,000	6,136,737
Humana Inc 1.35% 2/3/2027	1,800,000	1,689,497
Humana Inc 2.15% 2/3/2032	1,900,000	1,559,066
Humana Inc 3.95% 3/15/2027	5,493,000	5,416,753
Humana Inc 4.95% 10/1/2044	445,000	389,547
Humana Inc 5.75% 4/15/2054 (c)	2,400,000	2,288,820
Humana Inc 5.95% 3/15/2034	2,300,000	2,369,281
Icon Investments Six DAC 5.849% 5/8/2029	1,340,000	1,383,621
Indiana University Health Inc Obligated Group 2.852% 11/1/2051	3,600,000	2,370,010
Integris Baptist Medical Center Inc 3.875% 8/15/2050	2,292,000	1,716,850
Kaiser Foundation Hospitals 2.81% 6/1/2041	1,107,000	814,288
Kaiser Foundation Hospitals 3.266% 11/1/2049	1,900,000	1,378,904
Kaiser Foundation Hospitals 4.15% 5/1/2047	1,136,000	966,338
Kaiser Foundation Hospitals 4.875% 4/1/2042	321,000	306,003
Laboratory Corp of America Holdings 3.6% 9/1/2027	5,700,000	5,578,084
Mass General Brigham Inc 3.342% 7/1/2060	1,000,000	689,083
Mass General Brigham Inc 4.117% 7/1/2055	624,000	518,249
Memorial Sloan-Kettering Cancer Center 4.2% 7/1/2055	535,000	453,083
Memorial Sloan-Kettering Cancer Center 5% 7/1/2042	1,600,000	1,561,584
Mount Sinai Hospital/The 3.737% 7/1/2049	1,400,000	952,093
MyMichigan Health 3.409% 6/1/2050	833,000	596,523
New York and Presbyterian Hospital/The 4.024% 8/1/2045	624,000	533,210
New York and Presbyterian Hospital/The 4.063% 8/1/2056	469,000	387,297
Novant Health Inc 3.168% 11/1/2051	2,300,000	1,597,843
NYU Langone Hospitals 4.784% 7/1/2044	1,355,000	1,278,653
Orlando Health Obligated Grp 3.327% 10/1/2050	1,481,000	1,078,044
Piedmont Healthcare Inc 2.719% 1/1/2042	2,688,000	1,937,223
Providence St Joseph Health Obligated Group 2.7% 10/1/2051	3,600,000	2,183,872
Quest Diagnostics Inc 2.95% 6/30/2030 (c)	2,850,000	2,614,791
Sabra Health Care LP 3.2% 12/1/2031	1,300,000	1,143,400
Sutter Health 3.361% 8/15/2050	3,600,000	2,645,983
Trinity Health Corp 2.632% 12/1/2040	1,000,000	746,220
UnitedHealth Group Inc 1.15% 5/15/2026	1,800,000	1,733,487
UnitedHealth Group Inc 1.25% 1/15/2026	1,100,000	1,070,804
UnitedHealth Group Inc 2% 5/15/2030	1,500,000	1,316,695
UnitedHealth Group Inc 2.75% 5/15/2040	5,332,000	3,876,583
UnitedHealth Group Inc 2.9% 5/15/2050	100,000	64,009
UnitedHealth Group Inc 3.125% 5/15/2060	1,300,000	802,570
UnitedHealth Group Inc 3.25% 5/15/2051	1,800,000	1,229,832
UnitedHealth Group Inc 3.375% 4/15/2027	963,000	944,139
UnitedHealth Group Inc 3.7% 8/15/2049	1,728,000	1,298,427
UnitedHealth Group Inc 3.75% 10/15/2047	1,704,000	1,304,408
UnitedHealth Group Inc 3.75% 7/15/2025 (c)	5,080,000	5,064,534
UnitedHealth Group Inc 3.875% 12/15/2028	371,000	363,065
UnitedHealth Group Inc 3.875% 8/15/2059	1,798,000	1,306,810
UnitedHealth Group Inc 4.2% 1/15/2047	642,000	533,498
UnitedHealth Group Inc 4.25% 1/15/2029	5,000,000	4,946,754
UnitedHealth Group Inc 4.25% 6/15/2048	370,000	305,445
UnitedHealth Group Inc 4.375% 3/15/2042	2,103,000	1,849,378
UnitedHealth Group Inc 4.625% 11/15/2041	1,000,000	906,357
UnitedHealth Group Inc 4.625% 7/15/2035	1,100,000	1,066,395
UnitedHealth Group Inc 4.75% 7/15/2045	297,000	269,250
UnitedHealth Group Inc 4.8% 1/15/2030	5,700,000	5,737,972
UnitedHealth Group Inc 4.9% 4/15/2031 (c)	9,600,000	9,690,816
UnitedHealth Group Inc 4.95% 5/15/2062	3,100,000	2,734,594
UnitedHealth Group Inc 5.05% 4/15/2053 (c)	4,200,000	3,862,169
UnitedHealth Group Inc 5.15% 7/15/2034	7,500,000	7,553,418
UnitedHealth Group Inc 5.2% 4/15/2063	2,100,000	1,926,525
UnitedHealth Group Inc 5.25% 2/15/2028 (c)	2,400,000	2,456,339
UnitedHealth Group Inc 5.35% 2/15/2033 (c)	4,400,000	4,498,199
UnitedHealth Group Inc 5.625% 7/15/2054	4,000,000	3,992,261
UnitedHealth Group Inc 5.8% 3/15/2036 (c)	1,100,000	1,163,498
UnitedHealth Group Inc 5.875% 2/15/2053	4,400,000	4,543,895
UnitedHealth Group Inc 6.05% 2/15/2063	1,000,000	1,046,291
UnitedHealth Group Inc 6.625% 11/15/2037 (c)	1,100,000	1,239,518
Universal Health Services Inc 2.65% 10/15/2030	3,500,000	3,061,468
West Virginia United Health System Obligated Group 3.129% 6/1/2050	1,400,000	926,396
		329,352,612
Life Sciences Tools & Services - 0.1%
Agilent Technologies Inc 4.2% 9/9/2027	1,560,000	1,551,145
Agilent Technologies Inc 4.75% 9/9/2034	1,560,000	1,519,542
Danaher Corp 4.375% 9/15/2045 (c)	422,000	370,579
Revvity Inc 2.25% 9/15/2031	1,900,000	1,602,791
Thermo Fisher Scientific Inc 2.6% 10/1/2029	788,000	727,099
Thermo Fisher Scientific Inc 2.8% 10/15/2041	800,000	580,527
Thermo Fisher Scientific Inc 4.8% 11/21/2027	7,000,000	7,077,118
Thermo Fisher Scientific Inc 5.086% 8/10/2033	2,400,000	2,438,030
Thermo Fisher Scientific Inc 5.3% 2/1/2044	1,038,000	1,030,706
Thermo Fisher Scientific Inc 5.404% 8/10/2043 (c)	1,200,000	1,215,072
		18,112,609
Pharmaceuticals - 0.7%
Bristol-Myers Squibb Co 2.35% 11/13/2040	1,356,000	939,754
Bristol-Myers Squibb Co 3.2% 6/15/2026	1,409,000	1,390,335
Bristol-Myers Squibb Co 3.25% 8/1/2042	499,000	380,377
Bristol-Myers Squibb Co 3.4% 7/26/2029	669,000	640,046
Bristol-Myers Squibb Co 3.7% 3/15/2052	1,700,000	1,277,637
Bristol-Myers Squibb Co 3.9% 2/20/2028 (c)	5,000,000	4,949,036
Bristol-Myers Squibb Co 4.125% 6/15/2039	7,803,000	6,960,167
Bristol-Myers Squibb Co 4.25% 10/26/2049	3,437,000	2,871,529
Bristol-Myers Squibb Co 4.35% 11/15/2047	3,400,000	2,904,571
Bristol-Myers Squibb Co 4.55% 2/20/2048	269,000	236,114
Bristol-Myers Squibb Co 4.9% 2/22/2029 (c)	4,800,000	4,873,627
Bristol-Myers Squibb Co 5% 8/15/2045	6,800,000	6,478,179
Bristol-Myers Squibb Co 5.2% 2/22/2034 (c)	7,200,000	7,338,779
Bristol-Myers Squibb Co 5.55% 2/22/2054	4,952,000	4,973,275
Eli Lilly & Co 2.25% 5/15/2050	800,000	469,727
Eli Lilly & Co 3.95% 3/15/2049	2,610,000	2,142,375
Eli Lilly & Co 4.2% 8/14/2029 (c)	2,960,000	2,938,992
Eli Lilly & Co 4.6% 8/14/2034 (c)	2,960,000	2,917,277
Eli Lilly & Co 4.75% 2/12/2030	1,300,000	1,316,972
Eli Lilly & Co 4.875% 2/27/2053	2,200,000	2,064,356
Eli Lilly & Co 5% 2/9/2054 (c)	6,900,000	6,603,025
Eli Lilly & Co 5.1% 2/12/2035	1,250,000	1,277,648
Eli Lilly & Co 5.5% 2/12/2055 (c)	1,250,000	1,290,101
Eli Lilly & Co 5.6% 2/12/2065	1,250,000	1,294,401
Haleon US Capital LLC 3.375% 3/24/2027	2,700,000	2,640,960
Haleon US Capital LLC 3.625% 3/24/2032	6,000,000	5,526,607
Johnson & Johnson 0.55% 9/1/2025	100,000	98,130
Johnson & Johnson 2.1% 9/1/2040	5,228,000	3,622,748
Johnson & Johnson 2.45% 3/1/2026	997,000	980,334
Johnson & Johnson 2.45% 9/1/2060	1,600,000	902,509
Johnson & Johnson 3.4% 1/15/2038	1,663,000	1,431,563
Johnson & Johnson 3.5% 1/15/2048	5,369,000	4,196,351
Johnson & Johnson 3.625% 3/3/2037 (c)	713,000	636,409
Johnson & Johnson 4.5% 12/5/2043	1,181,000	1,112,835
Johnson & Johnson 4.85% 5/15/2041	760,000	752,553
Johnson & Johnson 4.9% 6/1/2031	300,000	307,137
Merck & Co Inc 2.15% 12/10/2031	5,500,000	4,718,173
Merck & Co Inc 2.9% 12/10/2061	1,600,000	959,949
Merck & Co Inc 3.6% 9/15/2042	1,356,000	1,093,498
Merck & Co Inc 3.7% 2/10/2045	1,141,000	915,368
Merck & Co Inc 3.9% 3/7/2039	4,800,000	4,199,961
Merck & Co Inc 4% 3/7/2049	2,900,000	2,372,930
Merck & Co Inc 4.05% 5/17/2028 (c)	2,000,000	1,993,227
Merck & Co Inc 4.5% 5/17/2033	3,250,000	3,196,722
Merck & Co Inc 5% 5/17/2053	3,200,000	3,027,688
Mylan Inc 5.2% 4/15/2048	2,735,000	2,280,643
Novartis Capital Corp 2% 2/14/2027	1,400,000	1,343,984
Novartis Capital Corp 2.75% 8/14/2050	2,900,000	1,918,759
Novartis Capital Corp 3% 11/20/2025	1,866,000	1,848,390
Novartis Capital Corp 3.1% 5/17/2027	49,000	47,901
Novartis Capital Corp 3.7% 9/21/2042	1,504,000	1,256,285
Novartis Capital Corp 4% 11/20/2045	934,000	795,980
Pfizer Inc 2.55% 5/28/2040	4,203,000	3,023,468
Pfizer Inc 2.7% 5/28/2050	800,000	507,249
Pfizer Inc 3% 12/15/2026	1,195,000	1,169,357
Pfizer Inc 3.45% 3/15/2029 (c)	12,884,000	12,442,548
Pfizer Inc 3.9% 3/15/2039	1,123,000	981,297
Pfizer Inc 4% 12/15/2036 (c)	1,693,000	1,554,100
Pfizer Inc 4.125% 12/15/2046	2,472,000	2,066,318
Pfizer Inc 4.2% 9/15/2048	1,390,000	1,169,279
Pfizer Inc 4.3% 6/15/2043	442,000	389,769
Pfizer Inc 4.4% 5/15/2044	747,000	664,430
Pfizer Inc 7.2% 3/15/2039	963,000	1,150,264
Pfizer Investment Enterprises Pte Ltd 4.45% 5/19/2028	7,000,000	7,009,186
Pfizer Investment Enterprises Pte Ltd 4.65% 5/19/2030	4,000,000	4,016,286
Pfizer Investment Enterprises Pte Ltd 4.75% 5/19/2033	9,300,000	9,211,846
Pfizer Investment Enterprises Pte Ltd 5.11% 5/19/2043	3,100,000	2,994,719
Pfizer Investment Enterprises Pte Ltd 5.3% 5/19/2053	4,248,000	4,107,454
Pfizer Investment Enterprises Pte Ltd 5.34% 5/19/2063	5,400,000	5,152,548
Royalty Pharma PLC 3.35% 9/2/2051	3,800,000	2,512,198
Royalty Pharma PLC 5.4% 9/2/2034	1,300,000	1,299,064
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/2026	160,000	157,269
Utah Acquisition Sub Inc 3.95% 6/15/2026	304,000	300,742
Utah Acquisition Sub Inc 5.25% 6/15/2046	588,000	494,661
Viatris Inc 2.7% 6/22/2030	1,780,000	1,571,891
Viatris Inc 4% 6/22/2050	2,280,000	1,569,173
Wyeth LLC 5.95% 4/1/2037	1,000,000	1,066,953
Zoetis Inc 3.95% 9/12/2047	356,000	288,694
Zoetis Inc 4.7% 2/1/2043 (c)	3,132,000	2,883,170
		192,459,827
TOTAL HEALTH CARE		762,364,465

Industrials - 1.7%
Aerospace & Defense - 0.6%
Boeing Co 2.7% 2/1/2027	7,286,000	7,006,244
Boeing Co 2.95% 2/1/2030	1,666,000	1,511,243
Boeing Co 3.65% 3/1/2047	492,000	347,553
Boeing Co 3.95% 8/1/2059	2,100,000	1,456,530
Boeing Co 5.04% 5/1/2027 (c)	3,200,000	3,211,694
Boeing Co 5.15% 5/1/2030	9,470,000	9,481,235
Boeing Co 5.705% 5/1/2040	10,164,000	9,999,858
Boeing Co 5.805% 5/1/2050 (c)	4,000,000	3,858,309
Boeing Co 5.93% 5/1/2060	3,100,000	2,967,224
Boeing Co 6.298% 5/1/2029	6,200,000	6,495,923
Boeing Co 6.388% 5/1/2031 (c)	1,600,000	1,704,653
Boeing Co 6.528% 5/1/2034	3,000,000	3,213,749
Boeing Co 6.858% 5/1/2054	1,580,000	1,740,652
Boeing Co 6.875% 3/15/2039	588,000	637,095
GE Aerospace 4.35% 5/1/2050	2,400,000	2,080,157
GE Aerospace 4.5% 3/11/2044	5,413,000	4,881,427
General Dynamics Corp 3.75% 5/15/2028 (c)	1,676,000	1,644,229
General Dynamics Corp 4.25% 4/1/2040	2,170,000	1,950,451
General Dynamics Corp 4.25% 4/1/2050	900,000	762,938
Howmet Aerospace Inc 5.95% 2/1/2037	900,000	951,107
L3Harris Technologies Inc 3.85% 12/15/2026	1,330,000	1,314,507
L3Harris Technologies Inc 4.4% 6/15/2028 (c)	5,400,000	5,354,103
L3Harris Technologies Inc 5.054% 4/27/2045	2,100,000	1,973,907
L3Harris Technologies Inc 5.4% 1/15/2027	3,500,000	3,549,508
L3Harris Technologies Inc 5.4% 7/31/2033	1,000,000	1,017,083
L3Harris Technologies Inc 5.6% 7/31/2053	1,300,000	1,299,319
Lockheed Martin Corp 3.55% 1/15/2026 (c)	7,985,000	7,929,341
Lockheed Martin Corp 3.8% 3/1/2045	1,900,000	1,532,248
Lockheed Martin Corp 4.09% 9/15/2052	2,704,000	2,202,202
Lockheed Martin Corp 4.7% 5/15/2046 (c)	2,789,000	2,556,836
Lockheed Martin Corp 4.75% 2/15/2034 (c)	3,200,000	3,162,536
Lockheed Martin Corp 4.8% 8/15/2034	3,200,000	3,147,123
Lockheed Martin Corp 5.2% 2/15/2055	1,700,000	1,640,300
Lockheed Martin Corp 5.9% 11/15/2063	2,000,000	2,125,458
Northrop Grumman Corp 3.25% 1/15/2028	1,497,000	1,446,192
Northrop Grumman Corp 3.85% 4/15/2045	335,000	269,016
Northrop Grumman Corp 4.03% 10/15/2047	1,456,000	1,178,394
Northrop Grumman Corp 4.4% 5/1/2030 (c)	4,458,000	4,402,356
Northrop Grumman Corp 4.7% 3/15/2033 (c)	3,500,000	3,450,127
Northrop Grumman Corp 4.75% 6/1/2043	1,713,000	1,572,512
Northrop Grumman Corp 5.2% 6/1/2054 (c)	2,600,000	2,479,233
RTX Corp 1.9% 9/1/2031	6,600,000	5,515,222
RTX Corp 3.75% 11/1/2046	186,000	145,022
RTX Corp 4.05% 5/4/2047	1,448,000	1,173,859
RTX Corp 4.15% 5/15/2045	3,500,000	2,916,487
RTX Corp 4.35% 4/15/2047	1,176,000	997,015
RTX Corp 4.45% 11/16/2038	3,300,000	3,034,789
RTX Corp 4.5% 6/1/2042	1,315,000	1,169,705
RTX Corp 4.625% 11/16/2048	1,247,000	1,094,152
RTX Corp 4.875% 10/15/2040	178,000	168,492
RTX Corp 5.15% 2/27/2033	5,600,000	5,657,149
RTX Corp 5.375% 2/27/2053 (c)	1,400,000	1,363,803
RTX Corp 5.4% 5/1/2035	1,060,000	1,085,999
RTX Corp 5.7% 4/15/2040 (c)	1,356,000	1,412,234
RTX Corp 6.1% 3/15/2034 (c)	5,300,000	5,695,005
		150,933,505
Air Freight & Logistics - 0.1%
FedEx Corp 3.25% 5/15/2041	3,300,000	2,424,208
FedEx Corp 4.25% 5/15/2030	1,866,000	1,817,246
FedEx Corp 4.4% 1/15/2047	1,425,000	1,164,424
FedEx Corp 4.55% 4/1/2046	267,000	226,229
FedEx Corp 4.95% 10/17/2048	2,731,000	2,417,685
FedEx Corp 5.25% 5/15/2050	2,143,000	1,961,740
United Parcel Service Inc 2.4% 11/15/2026	1,336,000	1,295,395
United Parcel Service Inc 3.4% 11/15/2046	473,000	351,906
United Parcel Service Inc 3.625% 10/1/2042	1,100,000	884,341
United Parcel Service Inc 3.75% 11/15/2047	1,102,000	862,908
United Parcel Service Inc 4.45% 4/1/2030 (c)	1,840,000	1,840,352
United Parcel Service Inc 4.875% 3/3/2033 (c)	7,200,000	7,233,974
United Parcel Service Inc 5.5% 5/22/2054	4,300,000	4,317,029
United Parcel Service Inc 6.2% 1/15/2038 (c)	1,645,000	1,804,418
		28,601,855
Building Products - 0.1%
Carrier Global Corp 2.493% 2/15/2027	2,000,000	1,925,784
Carrier Global Corp 2.722% 2/15/2030	3,000,000	2,729,146
Carrier Global Corp 3.377% 4/5/2040 (c)	2,702,000	2,154,798
Carrier Global Corp 3.577% 4/5/2050	2,550,000	1,898,376
Carrier Global Corp 5.9% 3/15/2034 (c)	1,620,000	1,712,321
Johnson Controls International plc / Tyco Fire & Security Finance SCA 1.75% 9/15/2030	6,320,000	5,424,949
Johnson Controls International plc / Tyco Fire & Security Finance SCA 2% 9/16/2031	1,000,000	845,703
Masco Corp 2% 2/15/2031 (c)	2,500,000	2,139,136
Masco Corp 3.125% 2/15/2051	1,200,000	790,458
Owens Corning 4.3% 7/15/2047	1,600,000	1,321,255
Owens Corning 5.95% 6/15/2054	1,000,000	1,031,493
		21,973,419
Commercial Services & Supplies - 0.1%
Republic Services Inc 1.75% 2/15/2032 (c)	2,300,000	1,898,127
Republic Services Inc 2.9% 7/1/2026 (c)	7,752,000	7,609,607
Republic Services Inc 3.2% 3/15/2025	1,509,000	1,508,003
Republic Services Inc 3.95% 5/15/2028 (c)	1,872,000	1,843,073
Republic Services Inc 5% 12/15/2033 (c)	2,100,000	2,107,131
Republic Services Inc 5.2% 11/15/2034 (c)	2,500,000	2,538,536
Veralto Corp 5.35% 9/18/2028 (c)	1,700,000	1,741,704
Veralto Corp 5.45% 9/18/2033 (c)	600,000	616,270
Waste Connections Inc 3.05% 4/1/2050	2,700,000	1,834,148
Waste Management Inc 2.5% 11/15/2050	3,280,000	1,994,066
Waste Management Inc 4.15% 4/15/2032 (c)	3,700,000	3,568,973
Waste Management Inc 4.15% 7/15/2049	462,000	389,059
Waste Management Inc 4.65% 3/15/2030 (c)	1,530,000	1,535,503
Waste Management Inc 4.95% 3/15/2035	1,430,000	1,431,211
Waste Management Inc 5.35% 10/15/2054	1,430,000	1,417,799
		32,033,210
Electrical Equipment - 0.0%
Emerson Electric Co 2.75% 10/15/2050	2,800,000	1,834,171
Hubbell Inc 3.15% 8/15/2027	2,200,000	2,127,006
Regal Rexnord Corp 6.4% 4/15/2033 (c)	2,700,000	2,807,673
		6,768,850
Ground Transportation - 0.3%
Burlington Northern Santa Fe LLC 3.05% 2/15/2051	2,100,000	1,429,131
Burlington Northern Santa Fe LLC 3.25% 6/15/2027	36,000	35,213
Burlington Northern Santa Fe LLC 3.9% 8/1/2046	827,000	672,240
Burlington Northern Santa Fe LLC 4.05% 6/15/2048	3,755,000	3,103,145
Burlington Northern Santa Fe LLC 4.125% 6/15/2047	508,000	427,647
Burlington Northern Santa Fe LLC 4.15% 4/1/2045	303,000	257,982
Burlington Northern Santa Fe LLC 4.375% 9/1/2042	802,000	716,273
Burlington Northern Santa Fe LLC 4.45% 1/15/2053	2,000,000	1,741,546
Burlington Northern Santa Fe LLC 4.55% 9/1/2044	535,000	484,355
Burlington Northern Santa Fe LLC 4.7% 9/1/2045	418,000	383,239
Burlington Northern Santa Fe LLC 4.9% 4/1/2044 (c)	713,000	675,359
Burlington Northern Santa Fe LLC 5.15% 9/1/2043 (c)	2,203,000	2,176,776
Burlington Northern Santa Fe LLC 5.2% 4/15/2054 (c)	1,000,000	975,618
Burlington Northern Santa Fe LLC 5.5% 3/15/2055	2,100,000	2,135,965
Burlington Northern Santa Fe LLC 5.75% 5/1/2040	1,100,000	1,161,877
Burlington Northern Santa Fe LLC 6.15% 5/1/2037	2,400,000	2,639,312
CSX Corp 2.5% 5/15/2051	85,000	51,016
CSX Corp 3.25% 6/1/2027	91,000	88,753
CSX Corp 3.35% 11/1/2025	4,900,000	4,860,299
CSX Corp 3.8% 11/1/2046	1,019,000	813,465
CSX Corp 3.95% 5/1/2050	637,000	512,349
CSX Corp 4.1% 11/15/2032	5,000,000	4,779,162
CSX Corp 4.1% 3/15/2044	1,207,000	1,028,859
CSX Corp 4.25% 3/15/2029	3,300,000	3,265,993
CSX Corp 4.3% 3/1/2048	1,600,000	1,366,228
CSX Corp 4.5% 11/15/2052	2,000,000	1,744,011
CSX Corp 4.5% 3/15/2049	2,229,000	1,961,933
CSX Corp 4.75% 11/15/2048	1,032,000	939,969
Norfolk Southern Corp 2.3% 5/15/2031 (c)	1,000,000	875,667
Norfolk Southern Corp 3.65% 8/1/2025	2,139,000	2,130,572
Norfolk Southern Corp 3.8% 8/1/2028 (c)	1,740,000	1,704,715
Norfolk Southern Corp 3.95% 10/1/2042	339,000	281,388
Norfolk Southern Corp 4.05% 8/15/2052	1,234,000	980,540
Norfolk Southern Corp 4.1% 5/15/2121	1,300,000	936,303
Norfolk Southern Corp 4.15% 2/28/2048	4,436,000	3,680,364
Norfolk Southern Corp 4.65% 1/15/2046	582,000	521,088
Norfolk Southern Corp 5.35% 8/1/2054 (c)	3,700,000	3,628,192
Uber Technologies Inc 4.3% 1/15/2030 (c)	1,250,000	1,228,333
Uber Technologies Inc 4.8% 9/15/2034	1,250,000	1,218,638
Uber Technologies Inc 5.35% 9/15/2054	1,250,000	1,189,731
Union Pacific Corp 2.15% 2/5/2027 (c)	1,800,000	1,730,292
Union Pacific Corp 2.75% 3/1/2026	1,187,000	1,167,080
Union Pacific Corp 2.891% 4/6/2036	7,001,000	5,789,101
Union Pacific Corp 2.973% 9/16/2062	1,700,000	1,023,636
Union Pacific Corp 3% 4/15/2027	891,000	867,389
Union Pacific Corp 3.25% 2/5/2050	2,100,000	1,491,879
Union Pacific Corp 3.6% 9/15/2037	588,000	507,991
Union Pacific Corp 3.75% 2/5/2070	1,400,000	978,389
Union Pacific Corp 3.799% 10/1/2051	499,000	388,238
Union Pacific Corp 3.799% 4/6/2071	4,483,000	3,179,673
Union Pacific Corp 3.839% 3/20/2060	2,844,000	2,124,893
Union Pacific Corp 4.95% 5/15/2053 (c)	2,500,000	2,348,361
Union Pacific Corp 5.1% 2/20/2035	1,120,000	1,134,269
Union Pacific Corp 5.6% 12/1/2054	1,120,000	1,143,998
Union Pacific Corp 6.625% 2/1/2029	3,500,000	3,789,349
		86,467,784
Industrial Conglomerates - 0.1%
3M Co 2.875% 10/15/2027	12,000	11,558
3M Co 3.05% 4/15/2030	8,000,000	7,470,405
3M Co 3.125% 9/19/2046	492,000	348,951
3M Co 3.25% 8/26/2049	108,000	76,134
3M Co 4% 9/14/2048	2,000,000	1,620,180
Honeywell International Inc 1.35% 6/1/2025	1,800,000	1,785,782
Honeywell International Inc 1.95% 6/1/2030	100,000	87,954
Honeywell International Inc 2.5% 11/1/2026	1,276,000	1,238,847
Honeywell International Inc 2.7% 8/15/2029	3,500,000	3,259,103
Honeywell International Inc 2.8% 6/1/2050	2,800,000	1,821,658
Honeywell International Inc 3.812% 11/21/2047	249,000	196,224
Honeywell International Inc 4.25% 1/15/2029	4,300,000	4,270,382
Honeywell International Inc 4.7% 2/1/2030	1,880,000	1,888,255
Honeywell International Inc 4.875% 9/1/2029	1,600,000	1,630,161
Honeywell International Inc 5% 2/15/2033	2,000,000	2,020,042
Honeywell International Inc 5% 3/1/2035	2,780,000	2,773,127
Honeywell International Inc 5.25% 3/1/2054	1,600,000	1,542,971
Trane Technologies Financing Ltd 3.8% 3/21/2029	2,557,000	2,477,486
Trane Technologies Financing Ltd 4.65% 11/1/2044	1,069,000	978,302
		35,497,522
Machinery - 0.3%
Caterpillar Financial Services Corp 1.7% 1/8/2027	5,500,000	5,248,394
Caterpillar Financial Services Corp 2.4% 8/9/2026	508,000	494,608
Caterpillar Financial Services Corp 3.6% 8/12/2027 (c)	2,000,000	1,969,750
Caterpillar Inc 2.6% 4/9/2030 (c)	10,300,000	9,452,898
Caterpillar Inc 3.25% 9/19/2049	1,973,000	1,414,843
Caterpillar Inc 3.803% 8/15/2042	445,000	372,461
Caterpillar Inc 5.3% 9/15/2035	1,247,000	1,301,036
Cummins Inc 1.5% 9/1/2030	3,890,000	3,317,285
Cummins Inc 5.45% 2/20/2054 (c)	1,500,000	1,510,742
Deere & Co 2.875% 9/7/2049	2,470,000	1,676,806
Deere & Co 3.75% 4/15/2050 (c)	2,900,000	2,300,261
Deere & Co 5.375% 10/16/2029 (c)	1,278,000	1,335,769
Eaton Corp 4% 11/2/2032 (c)	4,139,000	3,931,910
Eaton Corp 4.15% 11/2/2042	339,000	295,035
Eaton Corp 4.15% 3/15/2033 (c)	2,000,000	1,914,640
Illinois Tool Works Inc 3.9% 9/1/2042	2,300,000	1,947,013
Ingersoll Rand Inc 5.176% 6/15/2029 (c)	3,000,000	3,060,605
Ingersoll Rand Inc 5.45% 6/15/2034 (c)	1,300,000	1,326,045
Ingersoll Rand Inc 5.7% 8/14/2033 (c)	1,400,000	1,454,603
Otis Worldwide Corp 2.293% 4/5/2027	1,400,000	1,337,113
Otis Worldwide Corp 2.565% 2/15/2030	3,000,000	2,711,990
Otis Worldwide Corp 3.362% 2/15/2050	400,000	282,565
Otis Worldwide Corp 5.25% 8/16/2028	1,900,000	1,945,553
Parker-Hannifin Corp 3.25% 3/1/2027	1,007,000	985,954
Parker-Hannifin Corp 4% 6/14/2049	900,000	730,799
Parker-Hannifin Corp 4.1% 3/1/2047	1,009,000	843,659
Parker-Hannifin Corp 4.25% 9/15/2027	5,100,000	5,078,770
Parker-Hannifin Corp 4.5% 9/15/2029 (c)	2,200,000	2,198,638
Stanley Black & Decker Inc 2.3% 3/15/2030 (c)	6,550,000	5,792,068
Stanley Black & Decker Inc 5.2% 9/1/2040	500,000	485,531
Westinghouse Air Brake Technologies Corp 3.45% 11/15/2026 (c)	2,600,000	2,552,707
		69,270,051
Passenger Airlines - 0.0%
American Airlines 2016-2 Class AA Pass Through Trust equipment trust certificate 3.2% 12/15/2029	875,005	837,298
American Airls Pass Thru Tr 2021-1a equipment trust certificate 2.875% 1/11/2036	2,424,638	2,116,225
Southwest Airlines Co 2.625% 2/10/2030 (c)	1,000,000	896,758
United Airlines 2015-1 Class A Pass Through Trust 3.45% 6/1/2029	73,625	71,242
United Airlines 2016-1 Class AA Pass Through Trust equipment trust certificate 3.1% 1/7/2030	1,018,171	970,824
United Airlines 2020-1 Class B Pass Through Trust 4.875% 7/15/2027	1,382,400	1,377,045
United Airlines 2023-1 Class A Pass Through Trust equipment trust certificate 5.8% 7/15/2037	2,197,222	2,251,332
		8,520,724
Trading Companies & Distributors - 0.1%
Air Lease Corp 2.875% 1/15/2032	1,700,000	1,483,941
Air Lease Corp 3.125% 12/1/2030	1,120,000	1,015,271
Air Lease Corp 3.375% 7/1/2025	2,000,000	1,991,369
Air Lease Corp 3.625% 12/1/2027 (c)	4,145,000	4,045,001
Air Lease Corp 3.75% 6/1/2026	3,707,000	3,667,227
Air Lease Corp 5.2% 7/15/2031	2,500,000	2,515,809
GATX Corp 6.05% 6/5/2054	1,000,000	1,024,592
GATX Corp 6.9% 5/1/2034	3,400,000	3,801,208
WW Grainger Inc 4.45% 9/15/2034	3,000,000	2,894,314
		22,438,732
TOTAL INDUSTRIALS		462,505,652

Information Technology - 1.8%
Communications Equipment - 0.1%
Cisco Systems Inc 2.5% 9/20/2026	91,000	88,785
Cisco Systems Inc 3.5% 6/15/2025	761,000	758,621
Cisco Systems Inc 4.75% 2/24/2030	2,500,000	2,526,396
Cisco Systems Inc 4.8% 2/26/2027 (c)	5,500,000	5,562,644
Cisco Systems Inc 4.85% 2/26/2029 (c)	2,500,000	2,536,013
Cisco Systems Inc 5.05% 2/26/2034 (c)	2,500,000	2,536,796
Cisco Systems Inc 5.1% 2/24/2035	2,180,000	2,216,357
Cisco Systems Inc 5.3% 2/26/2054	2,900,000	2,894,828
Cisco Systems Inc 5.5% 2/24/2055	1,090,000	1,117,767
Cisco Systems Inc 5.9% 2/15/2039 (c)	4,673,000	5,053,732
Motorola Solutions Inc 4.6% 5/23/2029	3,900,000	3,876,457
Motorola Solutions Inc 5.5% 9/1/2044 (c)	1,400,000	1,373,147
		30,541,543
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp 2.8% 2/15/2030 (c)	2,300,000	2,112,510
Amphenol Corp 5.25% 4/5/2034	1,700,000	1,731,697
Amphenol Corp 5.375% 11/15/2054	882,000	879,725
Corning Inc 3.9% 11/15/2049	3,700,000	2,862,258
Corning Inc 4.75% 3/15/2042	891,000	815,764
Corning Inc 5.35% 11/15/2048	1,000,000	965,844
Dell International LLC / EMC Corp 5.3% 10/1/2029	6,046,000	6,161,732
Dell International LLC / EMC Corp 8.1% 7/15/2036	3,200,000	3,857,617
Dell International LLC / EMC Corp 8.35% 7/15/2046	1,049,000	1,360,468
Vontier Corp 1.8% 4/1/2026	1,300,000	1,255,470
Vontier Corp 2.4% 4/1/2028	1,300,000	1,198,508
		23,201,593
IT Services - 0.1%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	5,500,000	5,297,911
CDW LLC / CDW Finance Corp 3.569% 12/1/2031 (c)	800,000	723,005
CDW LLC / CDW Finance Corp 5.55% 8/22/2034	1,090,000	1,084,910
IBM Corporation 1.95% 5/15/2030	2,400,000	2,099,531
IBM Corporation 2.95% 5/15/2050	1,500,000	980,007
IBM Corporation 3.5% 5/15/2029	111,000	106,297
IBM Corporation 4% 6/20/2042	5,900,000	4,942,026
IBM Corporation 4.15% 5/15/2039	353,000	311,131
IBM Corporation 4.15% 7/27/2027 (c)	7,000,000	6,964,559
IBM Corporation 4.25% 5/15/2049	8,481,000	7,015,687
IBM Corporation 4.7% 2/19/2046	882,000	792,563
IBM Corporation 4.8% 2/10/2030	3,920,000	3,939,945
IBM Corporation 4.9% 7/27/2052	1,000,000	908,867
IBM Corporation 5.2% 2/10/2035	3,920,000	3,939,894
		39,106,333
Semiconductors & Semiconductor Equipment - 0.7%
Advanced Micro Devices Inc 4.393% 6/1/2052	600,000	518,211
Analog Devices Inc 2.8% 10/1/2041	3,500,000	2,573,279
Analog Devices Inc 3.5% 12/5/2026	1,500,000	1,479,228
Applied Materials Inc 2.75% 6/1/2050	1,200,000	781,795
Applied Materials Inc 4.35% 4/1/2047	2,303,000	2,013,110
Broadcom Corp / Broadcom Cayman Finance Ltd 3.5% 1/15/2028	4,847,000	4,722,242
Broadcom Corp / Broadcom Cayman Finance Ltd 3.875% 1/15/2027	3,047,000	3,014,103
Broadcom Inc 2.45% 2/15/2031 (d)	3,200,000	2,811,216
Broadcom Inc 2.6% 2/15/2033 (d)	3,600,000	3,046,719
Broadcom Inc 3.137% 11/15/2035 (d)	1,000,000	833,647
Broadcom Inc 3.15% 11/15/2025	4,600,000	4,555,223
Broadcom Inc 3.419% 4/15/2033 (d)	2,500,000	2,231,454
Broadcom Inc 3.459% 9/15/2026	3,250,000	3,202,290
Broadcom Inc 3.469% 4/15/2034 (d)	3,397,000	3,002,324
Broadcom Inc 3.5% 2/15/2041 (d)	2,900,000	2,315,746
Broadcom Inc 3.75% 2/15/2051 (d)	5,800,000	4,427,360
Broadcom Inc 4.3% 11/15/2032	1,700,000	1,627,096
Broadcom Inc 4.55% 2/15/2032	4,880,000	4,776,925
Broadcom Inc 4.75% 4/15/2029	3,167,000	3,175,865
Broadcom Inc 4.8% 10/15/2034 (c)	4,880,000	4,777,795
Broadcom Inc 5% 4/15/2030 (c)	4,750,000	4,823,394
Broadcom Inc 5.15% 11/15/2031	3,330,000	3,387,423
Intel Corp 3.05% 8/12/2051	1,100,000	669,169
Intel Corp 3.15% 5/11/2027	4,300,000	4,162,393
Intel Corp 3.25% 11/15/2049	2,050,000	1,318,925
Intel Corp 3.734% 12/8/2047	583,000	414,756
Intel Corp 3.75% 8/5/2027	1,400,000	1,371,680
Intel Corp 3.9% 3/25/2030	4,700,000	4,483,056
Intel Corp 4.1% 5/11/2047	428,000	324,114
Intel Corp 4.1% 5/19/2046	1,247,000	952,933
Intel Corp 4.6% 3/25/2040	1,869,000	1,635,391
Intel Corp 4.75% 3/25/2050	8,091,000	6,690,051
Intel Corp 4.875% 2/10/2028	3,000,000	3,015,250
Intel Corp 4.95% 3/25/2060 (c)	1,000,000	832,267
Intel Corp 5.05% 8/5/2062	2,500,000	2,089,728
Intel Corp 5.2% 2/10/2033 (c)	12,260,000	12,149,295
Intel Corp 5.6% 2/21/2054	1,000,000	928,358
Intel Corp 5.7% 2/10/2053 (c)	2,210,000	2,077,285
KLA Corp 4.65% 7/15/2032 (c)	3,900,000	3,887,352
KLA Corp 4.7% 2/1/2034	2,000,000	1,974,427
KLA Corp 5.25% 7/15/2062	1,300,000	1,251,206
Lam Research Corp 2.875% 6/15/2050	2,800,000	1,829,148
Marvell Technology Inc 2.45% 4/15/2028	2,600,000	2,427,350
Marvell Technology Inc 5.95% 9/15/2033 (c)	1,000,000	1,053,316
Micron Technology Inc 3.477% 11/1/2051	1,500,000	1,039,265
Micron Technology Inc 5.327% 2/6/2029	2,750,000	2,793,680
Micron Technology Inc 5.375% 4/15/2028	2,800,000	2,850,707
Micron Technology Inc 5.8% 1/15/2035	1,370,000	1,414,864
Micron Technology Inc 5.875% 9/15/2033 (c)	1,400,000	1,463,459
Micron Technology Inc 6.75% 11/1/2029 (c)	800,000	859,212
NVIDIA Corp 2% 6/15/2031	1,200,000	1,041,823
NVIDIA Corp 2.85% 4/1/2030	88,000	81,939
NVIDIA Corp 3.5% 4/1/2040	1,000,000	847,089
NVIDIA Corp 3.5% 4/1/2050	3,900,000	3,004,977
QUALCOMM Inc 1.65% 5/20/2032	4,500,000	3,652,596
QUALCOMM Inc 2.15% 5/20/2030 (c)	1,100,000	981,422
QUALCOMM Inc 3.25% 5/20/2027	20,000	19,586
QUALCOMM Inc 4.3% 5/20/2047	1,800,000	1,531,525
QUALCOMM Inc 4.65% 5/20/2035 (c)	1,200,000	1,180,467
QUALCOMM Inc 4.8% 5/20/2045 (c)	2,790,000	2,576,558
QUALCOMM Inc 5.4% 5/20/2033	2,200,000	2,293,453
Texas Instruments Inc 2.9% 11/3/2027 (c)	2,000,000	1,933,395
Texas Instruments Inc 4.15% 5/15/2048	1,613,000	1,353,093
Texas Instruments Inc 4.6% 2/15/2028 (c)	5,000,000	5,052,678
Texas Instruments Inc 5% 3/14/2053	1,300,000	1,232,123
Texas Instruments Inc 5.05% 5/18/2063	1,400,000	1,307,504
		158,145,310
Software - 0.5%
AppLovin Corp 5.125% 12/1/2029	1,650,000	1,665,516
AppLovin Corp 5.5% 12/1/2034 (c)	3,350,000	3,402,819
Cadence Design Systems Inc 4.3% 9/10/2029	1,930,000	1,907,163
Cadence Design Systems Inc 4.7% 9/10/2034 (c)	950,000	927,028
Microsoft Corp 1.35% 9/15/2030 (c)	6,000,000	5,171,262
Microsoft Corp 2.5% 9/15/2050	1,800,000	1,135,051
Microsoft Corp 2.525% 6/1/2050	4,290,000	2,728,461
Microsoft Corp 2.675% 6/1/2060	1,815,000	1,107,962
Microsoft Corp 2.921% 3/17/2052	15,678,000	10,742,862
Microsoft Corp 3.041% 3/17/2062	736,000	485,520
Microsoft Corp 3.3% 2/6/2027 (c)	2,000,000	1,970,247
Microsoft Corp 3.45% 8/8/2036	518,000	465,887
Microsoft Corp 3.5% 11/15/2042	1,000,000	837,566
Microsoft Corp 4.1% 2/6/2037	2,900,000	2,770,605
Microsoft Corp 4.2% 11/3/2035 (c)	3,800,000	3,726,397
Oracle Corp 2.5% 4/1/2025	3,370,000	3,364,122
Oracle Corp 2.65% 7/15/2026	1,604,000	1,564,243
Oracle Corp 2.8% 4/1/2027	17,700,000	17,089,387
Oracle Corp 2.875% 3/25/2031	5,200,000	4,656,471
Oracle Corp 3.6% 4/1/2050	500,000	356,932
Oracle Corp 3.65% 3/25/2041	4,000,000	3,168,082
Oracle Corp 3.85% 4/1/2060	3,600,000	2,534,331
Oracle Corp 3.85% 7/15/2036	1,805,000	1,574,315
Oracle Corp 3.9% 5/15/2035 (c)	8,200,000	7,331,934
Oracle Corp 3.95% 3/25/2051	5,200,000	3,918,903
Oracle Corp 4% 11/15/2047	4,491,000	3,498,214
Oracle Corp 4% 7/15/2046	1,746,000	1,371,147
Oracle Corp 4.1% 3/25/2061	1,520,000	1,115,853
Oracle Corp 4.125% 5/15/2045	535,000	432,636
Oracle Corp 4.2% 9/27/2029	4,000,000	3,922,772
Oracle Corp 4.3% 7/8/2034 (c)	1,691,000	1,584,262
Oracle Corp 4.375% 5/15/2055	2,781,000	2,218,558
Oracle Corp 5.375% 7/15/2040	10,698,000	10,405,613
Oracle Corp 5.375% 9/27/2054	4,500,000	4,209,626
Oracle Corp 5.5% 9/27/2064	1,800,000	1,676,588
Oracle Corp 6% 8/3/2055	2,530,000	2,584,563
Oracle Corp 6.25% 11/9/2032 (c)	4,100,000	4,392,541
Oracle Corp 6.9% 11/9/2052	1,500,000	1,705,936
Roper Technologies Inc 1% 9/15/2025	1,810,000	1,775,088
Roper Technologies Inc 1.4% 9/15/2027	144,000	133,054
Roper Technologies Inc 1.75% 2/15/2031	1,860,000	1,561,816
Roper Technologies Inc 2% 6/30/2030	3,360,000	2,932,856
Roper Technologies Inc 3.8% 12/15/2026	1,515,000	1,496,409
Roper Technologies Inc 4.9% 10/15/2034 (c)	2,420,000	2,379,855
Salesforce Inc 2.7% 7/15/2041	2,100,000	1,525,235
Salesforce Inc 2.9% 7/15/2051	4,300,000	2,825,048
VMware LLC 1.4% 8/15/2026	8,200,000	7,824,904
VMware LLC 4.65% 5/15/2027	2,400,000	2,405,364
		148,581,004
Technology Hardware, Storage & Peripherals - 0.3%
Apple Inc 0.7% 2/8/2026	700,000	677,138
Apple Inc 1.125% 5/11/2025	2,000,000	1,986,819
Apple Inc 1.7% 8/5/2031 (c)	2,700,000	2,304,065
Apple Inc 2.2% 9/11/2029	6,000,000	5,484,157
Apple Inc 2.375% 2/8/2041	5,500,000	3,910,787
Apple Inc 2.4% 8/20/2050	1,000,000	609,132
Apple Inc 2.45% 8/4/2026	3,672,000	3,587,268
Apple Inc 2.55% 8/20/2060	3,400,000	2,035,788
Apple Inc 2.85% 8/5/2061	8,100,000	5,023,884
Apple Inc 2.9% 9/12/2027	2,004,000	1,942,710
Apple Inc 2.95% 9/11/2049	2,630,000	1,812,294
Apple Inc 3% 11/13/2027 (c)	1,782,000	1,732,058
Apple Inc 3.2% 5/11/2027 (c)	8,593,000	8,426,867
Apple Inc 3.2% 5/13/2025	1,870,000	1,865,011
Apple Inc 3.75% 11/13/2047	1,243,000	1,004,144
Apple Inc 3.85% 5/4/2043	4,217,000	3,588,038
Apple Inc 3.85% 8/4/2046	2,500,000	2,062,095
Apple Inc 4.1% 8/8/2062	1,600,000	1,304,370
Apple Inc 4.25% 2/9/2047	445,000	392,533
Apple Inc 4.3% 5/10/2033	400,000	399,261
Apple Inc 4.375% 5/13/2045	836,000	755,827
Apple Inc 4.5% 2/23/2036 (c)	1,651,000	1,647,710
Apple Inc 4.65% 2/23/2046	10,307,000	9,689,914
Hewlett Packard Enterprise Co 4.55% 10/15/2029	8,870,000	8,806,617
Hewlett Packard Enterprise Co 4.9% 10/15/2025 (b)	1,737,000	1,737,666
Hewlett Packard Enterprise Co 5% 10/15/2034	2,070,000	2,037,175
Hewlett Packard Enterprise Co 5.6% 10/15/2054	1,030,000	1,002,436
Hewlett Packard Enterprise Co 6.2% 10/15/2035 (b)	776,000	831,339
Hewlett Packard Enterprise Co 6.35% 10/15/2045 (b)	1,669,000	1,763,495
HP Inc 2.2% 6/17/2025	2,800,000	2,779,286
HP Inc 3.4% 6/17/2030 (c)	5,820,000	5,428,706
HP Inc 6% 9/15/2041 (c)	1,367,000	1,402,651
		88,031,241
TOTAL INFORMATION TECHNOLOGY		487,607,024

Materials - 0.4%
Chemicals - 0.3%
Air Products and Chemicals Inc 1.5% 10/15/2025	1,500,000	1,473,569
Air Products and Chemicals Inc 2.7% 5/15/2040	1,561,000	1,154,280
Air Products and Chemicals Inc 4.6% 2/8/2029 (c)	6,500,000	6,552,820
Albemarle Corp 5.65% 6/1/2052 (c)	1,100,000	953,663
CF Industries Inc 5.375% 3/15/2044 (c)	2,000,000	1,900,698
Dow Chemical Co/The 2.1% 11/15/2030 (c)	4,695,000	4,062,456
Dow Chemical Co/The 3.6% 11/15/2050	283,000	198,663
Dow Chemical Co/The 4.25% 10/1/2034 (c)	1,300,000	1,194,806
Dow Chemical Co/The 4.375% 11/15/2042	869,000	732,600
Dow Chemical Co/The 4.8% 11/30/2028 (c)	1,524,000	1,534,360
Dow Chemical Co/The 4.8% 5/15/2049	1,277,000	1,091,582
Dow Chemical Co/The 5.6% 2/15/2054 (c)	1,200,000	1,146,057
Dow Chemical Co/The 6.9% 5/15/2053 (c)	1,800,000	2,011,838
Dow Chemical Co/The 9.4% 5/15/2039	535,000	724,250
DuPont de Nemours Inc 4.725% 11/15/2028	1,056,000	1,063,549
DuPont de Nemours Inc 5.319% 11/15/2038 (c)	2,238,000	2,327,803
DuPont de Nemours Inc 5.419% 11/15/2048 (c)	1,000,000	1,035,987
Eastman Chemical Co 4.5% 12/1/2028 (c)	2,700,000	2,685,500
Eastman Chemical Co 4.65% 10/15/2044	535,000	465,540
Eastman Chemical Co 5% 8/1/2029	1,000,000	1,006,913
Eastman Chemical Co 5.625% 2/20/2034	1,200,000	1,222,555
Eastman Chemical Co 5.75% 3/8/2033 (c)	600,000	623,031
Ecolab Inc 2.7% 11/1/2026	1,176,000	1,146,199
Ecolab Inc 2.7% 12/15/2051	2,800,000	1,771,080
Ecolab Inc 2.75% 8/18/2055	73,000	45,139
Ecolab Inc 3.95% 12/1/2047	593,000	490,155
Ecolab Inc 4.8% 3/24/2030 (c)	1,745,000	1,769,246
Huntsman Intl LLC 4.5% 5/1/2029 (c)	2,700,000	2,605,417
International Flavors & Fragrances Inc 5% 9/26/2048	1,500,000	1,308,839
Linde Inc/CT 3.2% 1/30/2026	1,130,000	1,117,895
Linde Inc/CT 3.55% 11/7/2042	856,000	693,193
LYB International Finance BV 4.875% 3/15/2044	1,743,000	1,540,171
LYB International Finance II BV 3.5% 3/2/2027	4,361,000	4,273,186
LYB International Finance III LLC 3.375% 10/1/2040	2,400,000	1,811,367
LYB International Finance III LLC 4.2% 10/15/2049	1,500,000	1,158,552
LyondellBasell Industries NV 4.625% 2/26/2055	2,067,000	1,688,645
Mosaic Co/The 4.05% 11/15/2027	2,727,000	2,687,360
Mosaic Co/The 5.45% 11/15/2033 (c)	500,000	506,781
Mosaic Co/The 5.625% 11/15/2043	668,000	649,115
PPG Industries Inc 1.2% 3/15/2026	3,600,000	3,477,977
RPM International Inc 4.55% 3/1/2029	3,000,000	2,986,132
Sherwin-Williams Co/The 2.95% 8/15/2029	5,000,000	4,662,332
Sherwin-Williams Co/The 3.45% 6/1/2027	6,613,000	6,473,695
Sherwin-Williams Co/The 4.5% 6/1/2047	1,520,000	1,319,372
Sherwin-Williams Co/The 4.8% 9/1/2031	1,600,000	1,600,606
Westlake Corp 3.375% 6/15/2030 (c)	1,600,000	1,491,360
Westlake Corp 3.6% 8/15/2026 (c)	10,080,000	9,943,267
Westlake Corp 5% 8/15/2046 (c)	356,000	320,704
		92,700,305
Construction Materials - 0.0%
CRH America Finance Inc 5.4% 5/21/2034	2,000,000	2,035,855
CRH America Finance Inc 5.5% 1/9/2035	3,000,000	3,065,377
Martin Marietta Materials Inc 3.2% 7/15/2051	1,000,000	668,885
Martin Marietta Materials Inc 4.25% 12/15/2047	1,400,000	1,170,567
Martin Marietta Materials Inc 5.15% 12/1/2034	700,000	699,652
Martin Marietta Materials Inc 5.5% 12/1/2054	700,000	683,856
Vulcan Materials Co 5.35% 12/1/2034 (c)	3,110,000	3,156,738
		11,480,930
Containers & Packaging - 0.0%
Amcor Group Finance PLC 5.45% 5/23/2029	5,000,000	5,108,354
Avery Dennison Corp 4.875% 12/6/2028	3,100,000	3,126,933
International Paper Co 4.4% 8/15/2047	854,000	715,905
International Paper Co 5% 9/15/2035	2,600,000	2,584,919
International Paper Co 5.15% 5/15/2046 (c)	2,281,000	2,127,293
Sonoco Products Co 5% 9/1/2034 (c)	2,800,000	2,713,839
WRKCo Inc 3% 6/15/2033 (c)	2,820,000	2,435,470
		18,812,713
Metals & Mining - 0.1%
Freeport-McMoRan Inc 4.375% 8/1/2028	5,673,000	5,583,560
Freeport-McMoRan Inc 4.625% 8/1/2030	2,300,000	2,255,397
Freeport-McMoRan Inc 5.4% 11/14/2034 (c)	1,500,000	1,510,645
Newmont Corp / Newcrest Finance Pty Ltd 3.25% 5/13/2030	1,100,000	1,029,727
Newmont Corp / Newcrest Finance Pty Ltd 5.35% 3/15/2034	1,300,000	1,326,113
Newmont Corp 2.25% 10/1/2030	1,100,000	968,647
Newmont Corp 4.875% 3/15/2042 (c)	700,000	657,887
Newmont Corp 5.45% 6/9/2044	1,141,000	1,126,585
Newmont Corp 6.25% 10/1/2039 (c)	2,100,000	2,275,725
Nucor Corp 2.979% 12/15/2055	2,013,000	1,265,680
Nucor Corp 3.125% 4/1/2032 (c)	1,000,000	898,510
Nucor Corp 4.3% 5/23/2027 (c)	1,800,000	1,795,957
		20,694,433
TOTAL MATERIALS		143,688,381

Real Estate - 1.0%
Diversified REITs - 0.1%
Equinix Europe 2 Financing Corp LLC 5.5% 6/15/2034	2,400,000	2,460,507
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	3,960,000	3,950,157
Piedmont Operating Partnership LP 3.15% 8/15/2030	1,200,000	1,047,379
Store Capital LLC 2.75% 11/18/2030	1,200,000	1,050,289
VICI Properties LP 4.375% 5/15/2025	1,100,000	1,097,440
VICI Properties LP 4.75% 2/15/2028	2,000,000	2,002,034
VICI Properties LP 4.95% 2/15/2030	2,145,000	2,131,695
VICI Properties LP 5.125% 5/15/2032 (c)	2,000,000	1,970,475
VICI Properties LP 6.125% 4/1/2054 (c)	1,300,000	1,324,245
WP Carey Inc 2.45% 2/1/2032	1,200,000	1,018,746
		18,052,967
Health Care REITs - 0.1%
Alexandria Real Estate Equities Inc 2% 5/18/2032	4,300,000	3,518,047
Alexandria Real Estate Equities Inc 3% 5/18/2051	2,250,000	1,429,524
Alexandria Real Estate Equities Inc 3.55% 3/15/2052	1,500,000	1,059,822
Alexandria Real Estate Equities Inc 4.5% 7/30/2029	1,900,000	1,879,495
Alexandria Real Estate Equities Inc 4.85% 4/15/2049	2,300,000	2,039,400
Healthpeak OP LLC 2.875% 1/15/2031	3,150,000	2,824,250
Healthpeak OP LLC 3% 1/15/2030	3,700,000	3,414,607
Omega Healthcare Investors Inc 3.375% 2/1/2031	1,000,000	904,759
Omega Healthcare Investors Inc 4.5% 4/1/2027	3,693,000	3,672,719
Ventas Realty LP 3.25% 10/15/2026 (c)	624,000	610,778
Ventas Realty LP 3.85% 4/1/2027 (c)	1,693,000	1,666,567
Ventas Realty LP 4% 3/1/2028	3,744,000	3,678,895
Ventas Realty LP 4.125% 1/15/2026	258,000	256,583
Ventas Realty LP 4.375% 2/1/2045	535,000	452,238
Ventas Realty LP 4.875% 4/15/2049	1,000,000	899,094
Welltower OP LLC 4% 6/1/2025 (c)	2,257,000	2,252,444
Welltower OP LLC 4.95% 9/1/2048 (c)	1,782,000	1,679,160
Welltower OP LLC 6.5% 3/15/2041	1,000,000	1,106,368
		33,344,750
Industrial REITs - 0.1%
LXP Industrial Trust 6.75% 11/15/2028	1,600,000	1,696,487
Prologis LP 1.25% 10/15/2030 (c)	6,800,000	5,694,121
Prologis LP 1.75% 2/1/2031	4,700,000	3,989,695
Prologis LP 2.25% 4/15/2030 (c)	2,159,000	1,925,259
Prologis LP 3.05% 3/1/2050	700,000	472,967
Prologis LP 3.25% 10/1/2026	831,000	816,491
Prologis LP 4.875% 6/15/2028 (c)	1,000,000	1,013,062
Prologis LP 5.25% 3/15/2054 (c)	1,500,000	1,457,921
Prologis LP 5.25% 6/15/2053	1,000,000	971,066
		18,037,069
Office REITs - 0.1%
Boston Properties LP 2.75% 10/1/2026	1,247,000	1,207,407
Boston Properties LP 2.9% 3/15/2030 (c)	396,000	356,790
Boston Properties LP 3.25% 1/30/2031 (c)	800,000	717,741
Boston Properties LP 3.4% 6/21/2029 (c)	3,600,000	3,363,662
Boston Properties LP 4.5% 12/1/2028 (c)	2,800,000	2,752,200
Boston Properties LP 5.75% 1/15/2035	1,800,000	1,788,193
COPT Defense Properties LP 2.75% 4/15/2031	1,100,000	947,095
Highwoods Realty LP 7.65% 2/1/2034	1,200,000	1,351,837
Kilroy Realty LP 3.05% 2/15/2030	3,200,000	2,848,089
		15,333,014
Real Estate Management & Development - 0.1%
CBRE Services Inc 4.875% 3/1/2026	1,016,000	1,015,725
CBRE Services Inc 5.95% 8/15/2034	1,100,000	1,151,184
Digital Realty Trust LP 3.6% 7/1/2029 (c)	1,700,000	1,628,089
Digital Realty Trust LP 3.7% 8/15/2027	1,425,000	1,394,855
Essex Portfolio LP 2.65% 3/15/2032	4,300,000	3,712,731
Essex Portfolio LP 5.375% 4/1/2035	1,300,000	1,313,842
Extra Space Storage LP 3.9% 4/1/2029	6,400,000	6,193,997
Extra Space Storage LP 5.35% 1/15/2035	590,000	594,254
Extra Space Storage LP 5.9% 1/15/2031 (c)	1,100,000	1,155,155
Mid-America Apartments LP 1.7% 2/15/2031	2,100,000	1,774,408
Mid-America Apartments LP 3.95% 3/15/2029	1,700,000	1,655,690
Tanger Properties LP 3.875% 7/15/2027	1,105,000	1,082,252
		22,672,182
Residential REITs - 0.1%
American Homes 4 Rent LP 3.375% 7/15/2051	400,000	274,191
American Homes 4 Rent LP 5.5% 7/15/2034	2,100,000	2,121,329
AvalonBay Communities Inc 2.45% 1/15/2031	2,000,000	1,771,023
AvalonBay Communities Inc 2.95% 5/11/2026	4,800,000	4,718,510
AvalonBay Communities Inc 3.45% 6/1/2025	8,100,000	8,074,473
AvalonBay Communities Inc 5.3% 12/7/2033	1,100,000	1,124,650
Camden Property Trust 4.9% 1/15/2034	1,800,000	1,787,672
ERP Operating LP 1.85% 8/1/2031	3,100,000	2,624,187
ERP Operating LP 3% 7/1/2029	1,900,000	1,776,861
ERP Operating LP 3.25% 8/1/2027	2,314,000	2,250,112
Invitation Homes Operating Partnership LP 2.3% 11/15/2028	5,100,000	4,682,651
Sun Communities Operating LP 2.3% 11/1/2028 (c)	2,300,000	2,118,485
Sun Communities Operating LP 5.5% 1/15/2029	1,900,000	1,944,607
UDR Inc 2.1% 6/15/2033	3,800,000	3,012,407
		38,281,158
Retail REITs - 0.2%
Agree LP 5.625% 6/15/2034	1,500,000	1,538,350
Brixmor Operating Partnership LP 3.9% 3/15/2027	1,005,000	988,136
Brixmor Operating Partnership LP 4.05% 7/1/2030	1,138,000	1,091,400
Brixmor Operating Partnership LP 4.125% 5/15/2029	1,216,000	1,181,747
Brixmor Operating Partnership LP 4.125% 6/15/2026	1,346,000	1,336,604
Federal Realty OP LP 3.5% 6/1/2030 (c)	2,900,000	2,722,076
Kimco Realty OP LLC 1.9% 3/1/2028	3,000,000	2,774,418
Kimco Realty OP LLC 3.8% 4/1/2027	713,000	703,328
Kimco Realty OP LLC 4.125% 12/1/2046	1,782,000	1,449,983
Kimco Realty OP LLC 4.45% 9/1/2047	924,000	786,936
Kite Realty Group LP 5.5% 3/1/2034 (c)	900,000	911,984
NNN REIT Inc 3% 4/15/2052	2,400,000	1,508,613
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	1,200,000	1,153,324
Realty Income Corp 2.85% 12/15/2032	2,610,000	2,253,180
Realty Income Corp 3.25% 1/15/2031	5,250,000	4,837,833
Realty Income Corp 4.75% 2/15/2029	3,200,000	3,209,183
Realty Income Corp 4.875% 6/1/2026	3,700,000	3,710,080
Realty Income Corp 4.9% 7/15/2033	800,000	789,573
Regency Centers LP 3.7% 6/15/2030	2,020,000	1,916,649
Regency Centers LP 5.1% 1/15/2035	1,520,000	1,510,856
Regency Centers LP 5.25% 1/15/2034	1,400,000	1,411,702
Simon Property Group LP 2.2% 2/1/2031	1,700,000	1,476,757
Simon Property Group LP 2.45% 9/13/2029	4,940,000	4,517,509
Simon Property Group LP 3.25% 9/13/2049	1,820,000	1,271,920
Simon Property Group LP 3.3% 1/15/2026	5,700,000	5,639,982
Simon Property Group LP 3.375% 12/1/2027	4,210,000	4,100,543
Simon Property Group LP 3.8% 7/15/2050	2,369,000	1,804,385
Simon Property Group LP 4.75% 9/26/2034	1,010,000	976,623
Simon Property Group LP 6.25% 1/15/2034	2,100,000	2,267,021
		59,840,695
Specialized REITs - 0.2%
American Tower Corp 1.3% 9/15/2025	900,000	883,514
American Tower Corp 2.1% 6/15/2030	1,500,000	1,308,689
American Tower Corp 3.1% 6/15/2050	1,500,000	993,680
American Tower Corp 3.55% 7/15/2027	4,824,000	4,708,775
American Tower Corp 3.6% 1/15/2028	511,000	497,405
American Tower Corp 3.8% 8/15/2029	5,241,000	5,032,713
American Tower Corp 5.4% 1/31/2035	1,660,000	1,684,404
American Tower Corp 5.55% 7/15/2033	4,500,000	4,614,138
Crown Castle Inc 2.25% 1/15/2031	3,900,000	3,358,322
Crown Castle Inc 3.65% 9/1/2027	3,123,000	3,042,544
Crown Castle Inc 3.8% 2/15/2028	3,000,000	2,925,234
Crown Castle Inc 4.3% 2/15/2029	2,100,000	2,062,576
Crown Castle Inc 4.45% 2/15/2026	2,000,000	1,994,387
Crown Castle Inc 5.1% 5/1/2033	2,800,000	2,784,290
Crown Castle Inc 5.2% 9/1/2034 (c)	3,400,000	3,374,648
CubeSmart LP 2.5% 2/15/2032	2,200,000	1,870,293
EPR Properties 4.5% 4/1/2025	1,000,000	999,676
EPR Properties 4.5% 6/1/2027	2,800,000	2,767,669
Equinix Inc 1.45% 5/15/2026	4,119,000	3,971,314
Equinix Inc 2.5% 5/15/2031	3,600,000	3,139,206
Public Storage Operating Co 5.1% 8/1/2033 (c)	4,100,000	4,159,140
Weyerhaeuser Co 4% 3/9/2052	800,000	617,271
Weyerhaeuser Co 4% 4/15/2030 (c)	2,460,000	2,368,850
		59,158,738
TOTAL REAL ESTATE		264,720,573

Utilities - 2.4%
Electric Utilities - 1.8%
AEP Texas Inc 3.45% 1/15/2050	1,200,000	839,747
AEP Texas Inc 3.45% 5/15/2051	1,500,000	1,036,331
AEP Texas Inc 4.15% 5/1/2049	1,000,000	782,057
AEP Transmission Co LLC 2.75% 8/15/2051	3,000,000	1,875,007
AEP Transmission Co LLC 5.4% 3/15/2053	900,000	885,156
Alabama Power Co 3.7% 12/1/2047	1,049,000	800,953
Alabama Power Co 3.75% 3/1/2045	178,000	141,045
Alabama Power Co 3.75% 9/1/2027 (c)	2,000,000	1,968,285
Alabama Power Co 4.15% 8/15/2044	829,000	701,629
Alabama Power Co 4.3% 7/15/2048	1,048,000	878,984
Alabama Power Co 5.2% 6/1/2041	686,000	663,568
Alabama Power Co 6% 3/1/2039	1,800,000	1,921,179
American Electric Power Co Inc 3.25% 3/1/2050	2,003,000	1,334,287
American Electric Power Co Inc 4.3% 12/1/2028	3,117,000	3,078,471
American Electric Power Co Inc 6.95% 12/15/2054 (b)	1,500,000	1,532,948
Appalachian Power Co 4.45% 6/1/2045	1,069,000	889,214
Appalachian Power Co 4.5% 8/1/2032 (c)	2,000,000	1,915,985
Appalachian Power Co 5.65% 4/1/2034	1,400,000	1,424,546
Arizona Public Service Co 3.35% 5/15/2050	2,900,000	2,026,709
Arizona Public Service Co 5.55% 8/1/2033	2,000,000	2,038,250
Avangrid Inc 3.8% 6/1/2029 (c)	1,000,000	962,393
Baltimore Gas and Electric Co 2.9% 6/15/2050	2,000,000	1,289,567
Baltimore Gas and Electric Co 3.5% 8/15/2046	445,000	331,232
Baltimore Gas and Electric Co 5.3% 6/1/2034	1,600,000	1,627,329
Baltimore Gas and Electric Co 5.4% 6/1/2053	1,200,000	1,169,838
CenterPoint Energy Houston Electric LLC 3.35% 4/1/2051	3,700,000	2,622,917
CenterPoint Energy Houston Electric LLC 3.55% 8/1/2042	339,000	271,283
CenterPoint Energy Houston Electric LLC 4.45% 10/1/2032	2,000,000	1,942,877
CenterPoint Energy Houston Electric LLC 4.8% 3/15/2030	3,000,000	3,014,044
Cleco Corporate Holdings LLC 3.743% 5/1/2026	1,009,000	992,918
Commonwealth Edison Co 2.75% 9/1/2051	3,000,000	1,862,341
Commonwealth Edison Co 3.2% 11/15/2049	1,500,000	1,031,353
Commonwealth Edison Co 3.65% 6/15/2046	510,000	392,290
Commonwealth Edison Co 3.7% 3/1/2045	553,000	434,897
Commonwealth Edison Co 3.75% 8/15/2047	1,096,000	852,920
Commonwealth Edison Co 4% 3/1/2048	1,217,000	973,628
Commonwealth Edison Co 4% 3/1/2049	84,000	66,769
Commonwealth Edison Co 5.3% 2/1/2053 (c)	1,400,000	1,355,422
Connecticut Light and Power Co/The 4% 4/1/2048	900,000	721,573
Connecticut Light and Power Co/The 5.25% 1/15/2053	1,400,000	1,359,678
Consolidated Edison Co of New York Inc 3.2% 12/1/2051	1,100,000	744,143
Consolidated Edison Co of New York Inc 3.875% 6/15/2047	510,000	398,506
Consolidated Edison Co of New York Inc 3.95% 4/1/2050	2,695,000	2,146,584
Consolidated Edison Co of New York Inc 4.45% 3/15/2044	1,425,000	1,244,767
Consolidated Edison Co of New York Inc 4.5% 5/15/2058	2,690,000	2,230,299
Consolidated Edison Co of New York Inc 4.65% 12/1/2048	1,866,000	1,637,966
Consolidated Edison Co of New York Inc 5.5% 12/1/2039	1,445,000	1,461,119
Consolidated Edison Co of New York Inc 5.5% 3/15/2034	5,500,000	5,698,509
Consolidated Edison Co of New York Inc 5.85% 3/15/2036	2,800,000	2,954,123
Consolidated Edison Co of New York Inc 5.9% 11/15/2053	2,300,000	2,395,526
Consolidated Edison Co of New York Inc 6.15% 11/15/2052	1,000,000	1,073,882
Dominion Energy South Carolina Inc 5.3% 1/15/2035	1,000,000	1,019,461
Dominion Energy South Carolina Inc 6.05% 1/15/2038	2,800,000	3,006,786
DTE Electric Co 4.05% 5/15/2048	1,570,000	1,303,228
DTE Electric Co 5.4% 4/1/2053 (c)	3,700,000	3,710,065
Duke Energy Carolinas LLC 2.85% 3/15/2032	3,900,000	3,435,988
Duke Energy Carolinas LLC 2.95% 12/1/2026	1,069,000	1,045,626
Duke Energy Carolinas LLC 3.75% 6/1/2045	356,000	282,630
Duke Energy Carolinas LLC 3.875% 3/15/2046	696,000	559,819
Duke Energy Carolinas LLC 3.95% 3/15/2048	3,100,000	2,469,628
Duke Energy Carolinas LLC 4% 9/30/2042	668,000	556,910
Duke Energy Carolinas LLC 5.35% 1/15/2053 (c)	4,500,000	4,390,552
Duke Energy Carolinas LLC 6.05% 4/15/2038	111,000	119,836
Duke Energy Corp 2.45% 6/1/2030	1,300,000	1,154,238
Duke Energy Corp 2.65% 9/1/2026	2,379,000	2,316,563
Duke Energy Corp 3.3% 6/15/2041	4,630,000	3,497,759
Duke Energy Corp 3.75% 9/1/2046	1,627,000	1,232,682
Duke Energy Corp 3.95% 8/15/2047	1,420,000	1,088,214
Duke Energy Corp 4.8% 12/15/2045	2,998,000	2,660,464
Duke Energy Corp 5.45% 6/15/2034 (c)	2,280,000	2,324,034
Duke Energy Corp 6.45% 9/1/2054 (b)	1,500,000	1,513,576
Duke Energy Florida LLC 3.4% 10/1/2046	445,000	327,814
Duke Energy Florida LLC 5.875% 11/15/2033 (c)	4,000,000	4,239,749
Duke Energy Florida LLC 5.95% 11/15/2052 (c)	2,800,000	2,899,850
Duke Energy Indiana LLC 3.25% 10/1/2049	3,100,000	2,145,940
Duke Energy Ohio Inc 4.3% 2/1/2049	2,109,000	1,733,609
Duke Energy Progress LLC 2.9% 8/15/2051	4,000,000	2,563,031
Duke Energy Progress LLC 4.1% 3/15/2043	1,300,000	1,097,034
Duke Energy Progress LLC 4.15% 12/1/2044	321,000	268,793
Duke Energy Progress LLC 4.375% 3/30/2044	356,000	309,853
Duke Energy Progress LLC 5.35% 3/15/2053	1,000,000	967,953
Edison International 5.75% 6/15/2027 (c)	3,541,000	3,547,971
Entergy Arkansas LLC 5.3% 9/15/2033 (c)	2,900,000	2,979,554
Entergy Arkansas LLC 5.45% 6/1/2034 (c)	1,300,000	1,338,765
Entergy Corp 0.9% 9/15/2025	3,200,000	3,135,188
Entergy Corp 2.8% 6/15/2030	1,211,000	1,097,152
Entergy Corp 2.95% 9/1/2026	837,000	817,529
Entergy Corp 3.75% 6/15/2050	3,400,000	2,482,552
Entergy Louisiana LLC 2.35% 6/15/2032	4,500,000	3,829,836
Entergy Louisiana LLC 4% 3/15/2033 (c)	2,277,000	2,133,354
Entergy Louisiana LLC 4.2% 9/1/2048	2,100,000	1,707,946
Entergy Louisiana LLC 5.7% 3/15/2054 (c)	1,200,000	1,217,800
Entergy Mississippi LLC 3.85% 6/1/2049	1,000,000	767,698
Entergy Mississippi LLC 5.85% 6/1/2054	600,000	620,255
Entergy Tex Inc 3.55% 9/30/2049	1,300,000	941,586
Entergy Tex Inc 5.25% 4/15/2035	3,000,000	3,014,920
Eversource Energy 2.55% 3/15/2031	5,000,000	4,360,950
Eversource Energy 3.35% 3/15/2026	1,178,000	1,157,826
Eversource Energy 3.45% 1/15/2050	1,000,000	709,859
Eversource Energy 5.45% 3/1/2028	800,000	816,368
Eversource Energy 5.95% 2/1/2029	2,700,000	2,810,531
Exelon Corp 3.4% 4/15/2026	2,000,000	1,975,966
Exelon Corp 3.95% 6/15/2025	3,502,000	3,491,549
Exelon Corp 4.45% 4/15/2046	1,100,000	925,255
Exelon Corp 5.1% 6/15/2045	196,000	181,428
Exelon Corp 5.125% 3/15/2031	970,000	981,668
Exelon Corp 5.3% 3/15/2033	2,000,000	2,037,044
Exelon Corp 5.6% 3/15/2053 (c)	2,800,000	2,740,505
Exelon Corp 5.625% 6/15/2035	1,400,000	1,433,236
Exelon Corp 5.875% 3/15/2055	880,000	889,052
FirstEnergy Corp 2.25% 9/1/2030	1,950,000	1,698,550
FirstEnergy Corp 4.85% 7/15/2047 (f)	1,969,000	1,723,334
Florida Power & Light Co 2.85% 4/1/2025	3,700,000	3,694,093
Florida Power & Light Co 2.875% 12/4/2051	2,600,000	1,681,619
Florida Power & Light Co 3.125% 12/1/2025	909,000	900,654
Florida Power & Light Co 3.15% 10/1/2049	252,000	175,445
Florida Power & Light Co 3.7% 12/1/2047	1,100,000	857,662
Florida Power & Light Co 3.8% 12/15/2042	3,600,000	2,951,944
Florida Power & Light Co 4.05% 10/1/2044	3,466,000	2,911,060
Florida Power & Light Co 4.125% 6/1/2048	2,192,000	1,811,330
Florida Power & Light Co 5.05% 4/1/2028 (c)	6,500,000	6,622,417
Florida Power & Light Co 5.3% 6/15/2034 (c)	4,044,000	4,145,612
Georgia Power Co 3.25% 3/30/2027	6,245,000	6,104,523
Georgia Power Co 4.3% 3/15/2042	2,000,000	1,742,745
Georgia Power Co 4.95% 5/17/2033	1,900,000	1,888,957
Georgia Power Co 5.125% 5/15/2052 (c)	1,600,000	1,519,456
Georgia Power Co 5.2% 3/15/2035	2,000,000	2,013,567
Georgia Power Co 5.25% 3/15/2034	600,000	607,195
Indiana Michigan Power Co 3.25% 5/1/2051	1,500,000	1,020,004
Indiana Michigan Power Co 5.625% 4/1/2053	1,100,000	1,101,738
Interstate Power and Light Co 2.3% 6/1/2030	2,510,000	2,215,834
Interstate Power and Light Co 4.95% 9/30/2034 (c)	2,900,000	2,851,396
IPALCO Enterprises Inc 4.25% 5/1/2030	700,000	670,001
IPALCO Enterprises Inc 5.75% 4/1/2034	1,000,000	1,022,499
Jersey Central Power & Light Co 5.1% 1/15/2035 (d)	1,250,000	1,241,332
Kentucky Utilities Co 3.3% 6/1/2050	500,000	347,959
Kentucky Utilities Co 5.125% 11/1/2040	1,730,000	1,681,767
Louisville Gas and Electric Co 5.45% 4/15/2033 (c)	1,000,000	1,028,158
MidAmerican Energy Co 3.15% 4/15/2050	1,600,000	1,100,644
MidAmerican Energy Co 3.65% 8/1/2048	4,102,000	3,152,391
MidAmerican Energy Co 5.35% 1/15/2034 (c)	3,300,000	3,395,811
Nevada Power Co 5.9% 5/1/2053	1,200,000	1,232,290
NextEra Energy Capital Holdings Inc 2.25% 6/1/2030	1,301,000	1,145,588
NextEra Energy Capital Holdings Inc 2.75% 11/1/2029 (c)	8,382,000	7,712,582
NextEra Energy Capital Holdings Inc 3% 1/15/2052	1,500,000	958,461
NextEra Energy Capital Holdings Inc 3.5% 4/1/2029 (c)	3,900,000	3,729,890
NextEra Energy Capital Holdings Inc 4.625% 7/15/2027	2,000,000	2,005,922
NextEra Energy Capital Holdings Inc 4.9% 2/28/2028	2,100,000	2,119,698
NextEra Energy Capital Holdings Inc 5.25% 2/28/2053 (c)	3,400,000	3,180,007
NextEra Energy Capital Holdings Inc 5.45% 3/15/2035	1,390,000	1,405,845
NextEra Energy Capital Holdings Inc 6.7% 9/1/2054 (b)(c)	1,000,000	1,015,070
NextEra Energy Capital Holdings Inc 6.75% 6/15/2054 (b)(c)	4,500,000	4,612,469
Northern States Power Co/MN 2.6% 6/1/2051	623,000	380,767
Northern States Power Co/MN 3.4% 8/15/2042	356,000	277,610
Northern States Power Co/MN 4.125% 5/15/2044	802,000	679,129
Northern States Power Co/MN 5.1% 5/15/2053 (c)	2,200,000	2,090,943
NSTAR Electric Co 3.2% 5/15/2027	1,364,000	1,327,851
NSTAR Electric Co 4.95% 9/15/2052	1,000,000	923,559
NSTAR Electric Co 5.2% 3/1/2035	1,400,000	1,404,843
NSTAR Electric Co 5.4% 6/1/2034	2,000,000	2,050,729
Oglethorpe Power Corp 4.5% 4/1/2047	1,800,000	1,521,288
Oglethorpe Power Corp 5.8% 6/1/2054 (d)	1,000,000	1,016,736
Oglethorpe Power Corp 5.95% 11/1/2039	1,200,000	1,241,419
Ohio Power Co 5% 6/1/2033	2,000,000	1,970,833
Ohio Power Co 5.65% 6/1/2034	1,400,000	1,430,238
Oncor Electric Delivery Co LLC 0.55% 10/1/2025	6,243,000	6,101,825
Oncor Electric Delivery Co LLC 3.1% 9/15/2049	971,000	652,586
Oncor Electric Delivery Co LLC 3.75% 4/1/2045	3,100,000	2,442,952
Oncor Electric Delivery Co LLC 3.8% 9/30/2047	2,700,000	2,098,271
Oncor Electric Delivery Co LLC 4.1% 11/15/2048	1,000,000	807,804
Oncor Electric Delivery Co LLC 4.55% 9/15/2032	1,100,000	1,073,506
Oncor Electric Delivery Co LLC 5.55% 6/15/2054	1,700,000	1,682,652
Pacific Gas and Electric Co 2.1% 8/1/2027 (c)	3,800,000	3,547,839
Pacific Gas and Electric Co 2.5% 2/1/2031	4,200,000	3,619,411
Pacific Gas and Electric Co 3.25% 6/1/2031	4,400,000	3,932,690
Pacific Gas and Electric Co 3.3% 8/1/2040	2,850,000	2,132,967
Pacific Gas and Electric Co 3.45% 7/1/2025	1,000,000	994,321
Pacific Gas and Electric Co 4% 12/1/2046	2,822,000	2,145,101
Pacific Gas and Electric Co 4.2% 6/1/2041	1,000,000	813,142
Pacific Gas and Electric Co 4.3% 3/15/2045	5,099,000	4,070,439
Pacific Gas and Electric Co 4.55% 7/1/2030	4,496,000	4,349,537
Pacific Gas and Electric Co 5.8% 5/15/2034	500,000	509,015
Pacific Gas and Electric Co 5.9% 6/15/2032 (c)	600,000	615,254
Pacific Gas and Electric Co 6.75% 1/15/2053 (c)	4,900,000	5,275,627
Pacific Gas and Electric Co 6.95% 3/15/2034	3,300,000	3,607,094
PacifiCorp 2.9% 6/15/2052	1,700,000	1,040,898
PacifiCorp 4.125% 1/15/2049	2,399,000	1,894,928
PacifiCorp 5.35% 12/1/2053	2,600,000	2,432,460
PacifiCorp 5.8% 1/15/2055 (c)	2,000,000	1,993,686
PacifiCorp 6% 1/15/2039	1,104,000	1,145,658
PacifiCorp 6.25% 10/15/2037	1,100,000	1,162,538
PECO Energy Co 3.9% 3/1/2048	4,200,000	3,338,612
PG&E Wildfire Recovery Funding LLC 5.099% 6/1/2054	1,900,000	1,825,855
PG&E Wildfire Recovery Funding LLC 5.212% 12/1/2049	3,600,000	3,510,547
Potomac Electric Power Co 6.5% 11/15/2037	678,000	761,905
PPL Capital Funding Inc 3.1% 5/15/2026	1,425,000	1,400,390
PPL Electric Utilities Corp 3% 10/1/2049	2,479,000	1,687,347
PPL Electric Utilities Corp 4.15% 10/1/2045	624,000	533,649
PPL Electric Utilities Corp 5.25% 5/15/2053 (c)	1,000,000	985,587
Progress Energy Inc 6% 12/1/2039	926,000	961,629
Public Service Co of Colorado 2.9% 5/15/2025	1,961,000	1,954,336
Public Service Co of Colorado 3.7% 6/15/2028	2,300,000	2,245,410
Public Service Co of Colorado 3.8% 6/15/2047	825,000	634,725
Public Service Co of Colorado 4.5% 6/1/2052	2,300,000	1,977,300
Public Service Co of Colorado 6.25% 9/1/2037	1,000,000	1,086,272
Public Service Co of New Hampshire 5.35% 10/1/2033	900,000	922,715
Public Service Co of Oklahoma 2.2% 8/15/2031	1,500,000	1,277,556
Public Service Co of Oklahoma 5.2% 1/15/2035 (c)	1,630,000	1,611,638
Public Service Electric and Gas Co 2.45% 1/15/2030 (c)	1,700,000	1,543,126
Public Service Electric and Gas Co 3% 3/1/2051	2,400,000	1,601,361
Public Service Electric and Gas Co 3.1% 3/15/2032	2,200,000	1,982,540
Public Service Electric and Gas Co 3.15% 1/1/2050	2,300,000	1,598,982
Public Service Electric and Gas Co 3.65% 9/1/2042	504,000	403,181
Public Service Electric and Gas Co 4% 6/1/2044	891,000	728,795
Public Service Electric and Gas Co 5.2% 8/1/2033	2,770,000	2,822,322
Public Service Electric and Gas Co 5.3% 8/1/2054 (c)	1,000,000	973,815
Puget Sound Energy Inc 4.3% 5/20/2045	2,142,000	1,783,675
Puget Sound Energy Inc 5.685% 6/15/2054 (c)	1,000,000	1,015,622
Southern California Edison Co 1.2% 2/1/2026	2,000,000	1,934,127
Southern California Edison Co 2.25% 6/1/2030	2,054,000	1,794,489
Southern California Edison Co 2.85% 8/1/2029 (c)	6,500,000	5,948,532
Southern California Edison Co 2.95% 2/1/2051	4,900,000	3,061,302
Southern California Edison Co 3.45% 2/1/2052	3,200,000	2,161,393
Southern California Edison Co 4% 4/1/2047	1,782,000	1,362,850
Southern California Edison Co 4.65% 10/1/2043	1,805,000	1,547,096
Southern California Edison Co 5.7% 3/1/2053	1,600,000	1,534,904
Southern California Edison Co 5.85% 11/1/2027	1,300,000	1,328,076
Southern California Edison Co 5.95% 2/1/2038 (c)	1,300,000	1,319,704
Southern California Edison Co 6.05% 3/15/2039	1,700,000	1,732,453
Southern Co/The 3.7% 4/30/2030 (c)	5,713,000	5,434,214
Southern Co/The 4% 1/15/2051 (b)	3,100,000	3,062,572
Southern Co/The 4.25% 7/1/2036	1,000,000	912,564
Southern Co/The 4.4% 7/1/2046	1,305,000	1,099,496
Southern Co/The 5.2% 6/15/2033	2,600,000	2,613,276
Southern Co/The 5.7% 3/15/2034	700,000	725,046
Southern Co/The 6.375% 3/15/2055 (b)	520,000	523,393
Southwestern Electric Power Co 1.65% 3/15/2026	4,000,000	3,877,939
Southwestern Electric Power Co 3.85% 2/1/2048	1,600,000	1,200,710
Southwestern Electric Power Co 5.3% 4/1/2033	400,000	402,358
Tampa Electric Co 4.45% 6/15/2049	2,088,000	1,785,610
Tampa Electric Co 6.15% 5/15/2037	1,116,000	1,186,582
Tucson Electric Power Co 5.2% 9/15/2034	2,700,000	2,710,697
Union Electric Co 2.625% 3/15/2051	1,800,000	1,112,803
Union Electric Co 3.9% 4/1/2052	1,200,000	943,321
Union Electric Co 3.9% 9/15/2042	659,000	543,016
Union Electric Co 5.45% 3/15/2053	300,000	295,307
Virginia Electric and Power Co 2.875% 7/15/2029	4,800,000	4,483,395
Virginia Electric and Power Co 3.1% 5/15/2025	713,000	710,738
Virginia Electric and Power Co 3.8% 4/1/2028	2,657,000	2,605,223
Virginia Electric and Power Co 3.8% 9/15/2047	2,543,000	1,974,989
Virginia Electric and Power Co 4.2% 5/15/2045	2,128,000	1,773,330
Virginia Electric and Power Co 4.45% 2/15/2044	490,000	427,589
Virginia Electric and Power Co 4.6% 12/1/2048	3,452,000	3,009,811
Virginia Electric and Power Co 5.05% 8/15/2034 (c)	2,690,000	2,677,652
Virginia Electric and Power Co 5.3% 8/15/2033	700,000	709,814
Virginia Electric and Power Co 5.45% 4/1/2053 (c)	1,200,000	1,167,616
Virginia Electric and Power Co 6% 5/15/2037	356,000	376,706
Wisconsin Electric Power Co 1.7% 6/15/2028	80,000	73,551
Wisconsin Electric Power Co 4.25% 6/1/2044	837,000	701,172
Wisconsin Power and Light Co 4.95% 4/1/2033	2,400,000	2,385,368
Wisconsin Public Service Corp 4.55% 12/1/2029	4,461,000	4,461,995
Xcel Energy Inc 3.35% 12/1/2026	535,000	523,643
Xcel Energy Inc 3.4% 6/1/2030 (c)	1,740,000	1,620,970
Xcel Energy Inc 4% 6/15/2028 (c)	13,000,000	12,720,137
		485,562,158
Gas Utilities - 0.2%
Atmos Energy Corp 4.125% 3/15/2049	2,900,000	2,352,617
Atmos Energy Corp 4.3% 10/1/2048 (c)	1,000,000	842,240
Atmos Energy Corp 5.45% 10/15/2032	1,000,000	1,043,393
Atmos Energy Corp 5.9% 11/15/2033	2,200,000	2,335,472
Atmos Energy Corp 6.2% 11/15/2053	500,000	550,956
CenterPoint Energy Resources Corp 4.4% 7/1/2032	2,300,000	2,219,806
CenterPoint Energy Resources Corp 5.25% 3/1/2028	2,000,000	2,036,419
CenterPoint Energy Resources Corp 5.4% 7/1/2034 (c)	2,000,000	2,035,653
Eastern Energy Gas Holdings LLC 5.8% 1/15/2035 (c)	3,000,000	3,114,289
Eastern Energy Gas Holdings LLC 6.2% 1/15/2055 (c)	3,000,000	3,193,230
ONE Gas Inc 4.658% 2/1/2044	1,380,000	1,247,212
Piedmont Natural Gas Co Inc 3.5% 6/1/2029	4,457,000	4,256,482
Piedmont Natural Gas Co Inc 5.1% 2/15/2035	1,000,000	994,886
Piedmont Natural Gas Co Inc 5.4% 6/15/2033	800,000	814,473
Southern California Gas Co 2.55% 2/1/2030 (c)	3,200,000	2,894,339
Southern California Gas Co 2.6% 6/15/2026	2,358,000	2,302,241
Southern California Gas Co 5.05% 9/1/2034	1,100,000	1,091,633
Southern California Gas Co 5.75% 6/1/2053 (c)	700,000	707,332
Southern California Gas Co 6.35% 11/15/2052 (c)	1,800,000	1,955,743
Southern Co Gas Capital Corp 3.95% 10/1/2046	1,409,000	1,110,567
Southern Co Gas Capital Corp 5.875% 3/15/2041	2,600,000	2,674,121
Southwest Gas Corp 4.05% 3/15/2032 (c)	1,600,000	1,504,369
Southwest Gas Corp 5.45% 3/23/2028	2,163,000	2,204,765
		43,482,238
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 1.375% 1/15/2026 (c)	5,890,000	5,715,110
Constellation Energy Generation LLC 3.25% 6/1/2025	1,400,000	1,393,910
Constellation Energy Generation LLC 5.6% 3/1/2028	3,500,000	3,590,775
Constellation Energy Generation LLC 5.75% 3/15/2054	600,000	590,678
Constellation Energy Generation LLC 6.25% 10/1/2039	1,242,000	1,312,236
Constellation Energy Generation LLC 6.5% 10/1/2053	1,900,000	2,043,545
Southern Power Co 4.95% 12/15/2046	1,200,000	1,078,616
		15,724,870
Multi-Utilities - 0.3%
Ameren Corp 3.5% 1/15/2031 (c)	8,850,000	8,234,553
Ameren Illinois Co 4.95% 6/1/2033	2,400,000	2,405,704
Ameren Illinois Co 5.55% 7/1/2054	2,940,000	2,979,038
Berkshire Hathaway Energy Co 3.25% 4/15/2028	82,000	78,940
Berkshire Hathaway Energy Co 3.7% 7/15/2030	788,000	753,796
Berkshire Hathaway Energy Co 3.8% 7/15/2048	4,048,000	3,125,420
Berkshire Hathaway Energy Co 4.05% 4/15/2025	1,958,000	1,956,238
Berkshire Hathaway Energy Co 4.5% 2/1/2045	1,186,000	1,037,924
Berkshire Hathaway Energy Co 5.15% 11/15/2043	3,279,000	3,165,862
CenterPoint Energy Inc 3.7% 9/1/2049	1,420,000	1,045,637
CenterPoint Energy Inc 6.85% 2/15/2055 (b)	1,300,000	1,311,741
CMS Energy Corp 4.75% 6/1/2050 (b)	1,000,000	947,890
CMS Energy Corp 4.875% 3/1/2044	891,000	813,880
Consumers Energy Co 2.5% 5/1/2060	1,100,000	616,300
Consumers Energy Co 2.65% 8/15/2052	574,000	361,737
Consumers Energy Co 4.35% 4/15/2049	3,810,000	3,290,663
Delmarva Power & Light Co 4% 6/1/2042	713,000	588,052
Dominion Energy Inc 3.9% 10/1/2025	2,299,000	2,289,560
Dominion Energy Inc 4.35% 8/15/2032 (c)	2,000,000	1,911,468
Dominion Energy Inc 4.85% 8/15/2052	2,700,000	2,362,572
Dominion Energy Inc 4.9% 8/1/2041	356,000	325,351
Dominion Energy Inc 5.375% 11/15/2032 (c)	3,200,000	3,256,617
Dominion Energy Inc 6.625% 5/15/2055 (b)	1,800,000	1,816,834
Dominion Energy Inc 6.875% 2/1/2055 (b)	2,200,000	2,279,880
DTE Energy Co 2.85% 10/1/2026	1,069,000	1,042,254
DTE Energy Co 3.8% 3/15/2027	2,408,000	2,346,067
DTE Energy Co 5.2% 4/1/2030	1,800,000	1,825,521
DTE Energy Co 5.85% 6/1/2034 (c)	1,200,000	1,249,302
NiSource Inc 0.95% 8/15/2025	4,288,000	4,216,973
NiSource Inc 1.7% 2/15/2031	3,300,000	2,764,819
NiSource Inc 2.95% 9/1/2029	1,420,000	1,320,712
NiSource Inc 3.49% 5/15/2027	1,364,000	1,334,610
NiSource Inc 3.95% 3/30/2048	1,782,000	1,399,329
NiSource Inc 4.375% 5/15/2047	852,000	716,747
NiSource Inc 4.8% 2/15/2044	980,000	887,356
NiSource Inc 6.375% 3/31/2055 (b)	1,000,000	996,813
Public Service Enterprise Group Inc 2.45% 11/15/2031	1,500,000	1,290,295
Public Service Enterprise Group Inc 5.45% 4/1/2034	600,000	609,435
Public Service Enterprise Group Inc 5.85% 11/15/2027 (c)	3,700,000	3,819,099
Puget Energy Inc 3.65% 5/15/2025	1,438,000	1,433,633
Puget Energy Inc 4.1% 6/15/2030	2,600,000	2,479,545
San Diego Gas & Electric Co 3.7% 3/15/2052	2,400,000	1,775,404
San Diego Gas & Electric Co 4.5% 8/15/2040	1,378,000	1,250,227
San Diego Gas & Electric Co 5.35% 4/1/2053 (c)	1,700,000	1,633,357
Sempra 3.25% 6/15/2027	1,087,000	1,053,504
Sempra 4% 2/1/2048	5,578,000	4,216,777
Sempra 6% 10/15/2039	178,000	182,223
Sempra 6.4% 10/1/2054 (b)(c)	1,800,000	1,734,462
WEC Energy Group Inc 4.75% 1/15/2028	4,400,000	4,420,821
		92,954,942
Water Utilities - 0.0%
American Water Capital Corp 2.95% 9/1/2027	1,600,000	1,542,435
American Water Capital Corp 3.45% 5/1/2050	1,200,000	861,402
American Water Capital Corp 3.75% 9/1/2028 (c)	5,687,000	5,531,329
American Water Capital Corp 3.75% 9/1/2047	3,254,000	2,513,903
American Water Capital Corp 5.45% 3/1/2054 (c)	1,200,000	1,174,538
		11,623,607
TOTAL UTILITIES		649,347,815

TOTAL UNITED STATES		6,131,687,070
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $8,018,179,407)		7,458,147,341

U.S. Government Agency - Mortgage Securities - 25.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 25.4%
Fannie Mae 2% 2/1/2052	4,327,541	3,522,532
Fannie Mae 2% 4/1/2052	4,922,042	3,987,985
Fannie Mae 2.5% 7/1/2050	6,034,634	5,105,490
Fannie Mae 3% 10/1/2031	370,462	357,876
Fannie Mae 3% 3/1/2050	1,193,296	1,057,972
Fannie Mae 3% 3/1/2050	5,726	5,051
Fannie Mae 3.5% 11/1/2054	1,091,052	989,954
Fannie Mae 3.5% 2/1/2045	2,590,377	2,422,464
Fannie Mae 3.5% 4/1/2031	163,953	161,499
Fannie Mae 4.5% 1/1/2050	188,126	183,615
Fannie Mae 5% 5/1/2053	778,768	768,997
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.54%, 7.19% 11/1/2034 (b)(h)	249,435	254,727
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.645%, 7.02% 4/1/2041 (b)(h)	15,485	15,855
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 7.071% 11/1/2034 (b)(h)	17,827	18,244
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	853,085	753,658
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	3,357,896	2,950,793
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	295,966	259,806
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2052	913,846	694,669
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2035	50,588	44,834
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	985,608	867,347
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	1,069,246	942,286
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	166,459	146,486
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	13,660,366	12,021,291
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	268,347	236,652
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2050	787,961	600,700
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2051	4,362,718	3,319,091
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2051	38,334,211	29,164,100
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2051	41,614	31,660
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2051	1,988,136	1,512,544
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2051	2,394,959	1,822,049
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2051	213,372	162,330
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	12,884,181	11,322,134
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	513,987	451,673
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	40,989,323	35,989,134
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2050	14,142,620	10,781,594
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2050	26,806,071	20,435,547
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2050	102,054	78,088
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2051	2,163,496	1,644,604
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2051	70,793	53,858
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2051	539,795	410,331
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	890,570	789,279
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	7,936,799	6,974,561
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2037	1,584,656	1,392,536
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050	970,560	739,904
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2051	2,493,780	1,895,672
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	13,082,239	11,557,502
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2037	11,979,799	10,527,397
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	429,569	326,810
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2052	121,091	92,049
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2052	58,156	44,244
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	87,058	76,911
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2052	6,114,308	4,647,853
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	274,016	208,296
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	3,594,290	2,734,482
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	444,790	338,390
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	404,246	307,292
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	40,112	30,491
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	773,198	588,237
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2052	69,408	52,761
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2051	241,532	183,754
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2037	1,629,930	1,432,321
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2051	62,755	47,743
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	357,074	313,672
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	87,905	66,877
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	61,485	47,046
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	1,640,433	1,248,017
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	25,419	19,338
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	60,110	45,731
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	29,529	22,465
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2031	1,347,396	1,278,505
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	8,850,602	8,034,795
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	16,009,914	14,459,149
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	17,024,134	13,681,742
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	2,300,434	1,843,752
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2030	2,266,839	2,153,670
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	1,879,133	1,712,383
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2036	3,840,510	3,469,708
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2036	294,351	265,840
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2036	378,107	341,365
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	6,685,294	5,385,288
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	4,934,573	3,975,007
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	83,597	67,001
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2031	209,144	199,513
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2031	75,691	71,391
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2035	2,027,439	1,841,193
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2035	1,499,174	1,361,455
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2035	1,171,327	1,063,725
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	26,450,599	23,888,520
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2037	340,771	307,656
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	27,550,707	22,193,263
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	84,095,117	67,400,546
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	49,652,293	39,795,315
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	233,442	187,099
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2031	34,183	32,221
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	4,940,217	4,486,395
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	14,705,939	11,846,258
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	9,563,132	7,718,451
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	152,621	122,132
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	6,068,557	4,897,962
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	20,722,045	16,834,950
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	17,892,573	14,497,098
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	25,697,156	20,788,483
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	86,152	69,049
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	117,611	95,292
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	499,519	453,476
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	125,823	114,068
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2037	9,107,140	8,224,997
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2037	238,433	216,530
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	120,587,041	96,911,874
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	12,476,418	10,065,879
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	2,481,233	1,994,086
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	401,881	322,602
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	6,152,038	4,967,262
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	2,333,245	1,868,590
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	895,595	811,644
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	16,041,036	14,487,256
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	20,316,876	16,328,011
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	26,875	21,783
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,017,349	1,643,973
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2035	306,935	280,082
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2036	969,560	878,675
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2036	1,149,345	1,040,171
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	46,720,424	37,547,682
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	356,832	285,883
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	29,786,704	23,929,295
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	158,316	126,690
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2037	964,084	870,399
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2037	141,836	128,053
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	56,194,959	45,162,056
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	3,763,652	3,044,719
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	3,620,317	2,897,086
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	1,818,095	1,454,894
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2052	643,729	515,936
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2027	141,820	138,350
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2030	786,964	749,140
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2031	3,729,550	3,525,587
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2037	199,819	180,402
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	1,815,525	1,452,837
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	8,584,138	6,869,284
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2052	12,849,988	10,282,945
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2052	10,246,128	8,199,258
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	1,704,934	1,553,642
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	89,624	81,671
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	376,308	342,915
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	34,018	30,734
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	335,133	302,566
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	165,818	133,780
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	531,611	428,236
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	384,550	309,051
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	57,399	46,238
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	17,089,823	13,766,577
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	2,553,544	2,056,988
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2028	317,351	306,906
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	1,851,204	1,689,246
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	1,929,714	1,753,651
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	85,197	77,423
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	303,870	276,146
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2036	194,640	175,847
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	4,174,181	3,362,480
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	520,954	419,651
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	280,949	225,701
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	513,715	412,696
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2028	600,221	580,054
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2035	69,645	63,291
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2035	9,913,440	9,008,960
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2035	343,795	312,428
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	12,523,899	10,088,532
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	82,121	66,152
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	7,795,690	6,291,940
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	637,409	512,066
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2028	1,250	1,220
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2028	3,488	3,409
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2028	2,736	2,670
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2028	454,640	443,488
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2028	4,982	4,871
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2030	5,307	5,114
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2030	5,281	5,089
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	5,918	5,674
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	5,950	5,705
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	20,633	19,771
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	15,969	15,302
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	23,667	22,856
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	18,682	17,901
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	39,006	37,319
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	76,090	72,799
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	45,316	43,357
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	4,679	4,532
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	7,018	6,718
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	3,231	3,098
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	24,920	23,842
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	69,864	66,913
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	59,676	56,877
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	7,959	7,597
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	100,578	95,770
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	89,549	85,309
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	469,513	449,906
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	448,968	431,110
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	65,456	62,057
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	116,312	109,945
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	68,305	64,696
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2035	489,210	458,941
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2036	477,640	444,355
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	5,649	4,973
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2047	63,716	54,881
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2047	199,111	171,503
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	6,232,442	5,253,365
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	96,115	81,256
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	354,771	299,039
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	786,799	663,198
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	2,225,300	1,861,811
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	203,250	170,050
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	16,711,420	13,981,717
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	2,711,585	2,284,765
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2025	54,989	54,600
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2027	6,145	6,009
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2027	15,847	15,496
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2027	2,478	2,423
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2028	10,091	9,803
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2028	14,879	14,446
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2029	5,399	5,211
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2030	13,069	12,537
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2030	6,652	6,365
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	35,413	33,690
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	7,213	6,882
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	29,999	28,606
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	187,555	178,843
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	118,232	112,688
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	7,966	7,589
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	3,257	3,108
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	30,393	28,996
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	4,940	4,712
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	119,715	114,150
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	99,347	94,599
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	33,523	31,980
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2032	231,688	219,656
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2034	292,753	275,555
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2034	24,171	22,751
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2036	1,277,077	1,184,492
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2042	11,705	10,330
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2043	55,605	48,909
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2046	191,683	165,464
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	3,163,149	2,666,238
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	16,167,999	13,572,533
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,201,484	1,008,608
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	115,169	96,357
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	3,736,736	3,146,216
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2027	2,879	2,816
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2027	47,915	46,796
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2027	5,654	5,526
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2027	47,449	46,370
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2027	517	504
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	27,874	26,918
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	17,211	16,655
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	20,595	19,766
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	9,778	9,390
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	5,671	5,443
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	17,211	16,527
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	9,980	9,578
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	123,388	120,583
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	80,823	77,105
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	24,237	23,122
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	16,189	15,430
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	32,270	30,772
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	79,587	75,820
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	10,091	9,617
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	92,349	88,494
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	31,788	30,153
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	44,874	42,507
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	22,809	21,657
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	6,943	6,599
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2034	1,018,137	958,324
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	226,143	209,536
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2046	283,631	244,304
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2046	49,884	42,967
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2049	361,294	305,666
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2049	34,679	29,340
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2049	546,352	462,231
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	19,421	16,370
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	3,761,061	3,146,716
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	803,234	673,537
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	46,814	39,167
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2026	402,862	396,530
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	3,847	3,755
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	2,134	2,084
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	3,455	3,372
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	7,085	6,911
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	2,636	2,574
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	3,385	3,302
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	2,782	2,714
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	2,449	2,392
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	9,137	8,924
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2029	25,982	25,092
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2029	19,227	18,547
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	19,074	18,333
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	22,319	21,399
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	11,293	10,795
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	4,973	4,758
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	21,803	20,903
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	20,318	19,469
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	105,770	101,566
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	75,130	71,473
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	24,196	23,029
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	7,628	7,274
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	19,803	18,857
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	19,772	18,791
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	38,849	36,974
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	23,441	22,225
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	13,051	12,403
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	26,342	24,999
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	88,169	83,479
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	70,909	66,965
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2034	270,834	254,077
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2035	92,548	86,388
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2046	77,790	67,004
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2049	993,938	840,903
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2049	87,308	73,865
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	14,350,514	12,096,140
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	25,262,234	21,317,382
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	22,040,855	18,626,592
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	26,611,795	22,522,730
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	2,876,641	2,406,760
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	4,475,096	3,744,117
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	866,517	724,977
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	616,658	519,400
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2028	17,107	16,688
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2028	3,778	3,683
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2028	97,818	95,304
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2028	1,908	1,863
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2028	9,498	9,260
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2030	5,121	4,938
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2030	5,653	5,450
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2030	7,606	7,329
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	20,244	19,388
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	4,728	4,531
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	23,343	22,368
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	32,259	30,912
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	28,537	27,303
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	11,155	10,700
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	860,955	842,628
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	39,002	37,154
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	65,077	61,965
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	92,254	87,887
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	14,422	13,737
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	55,479	52,802
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	18,949	18,034
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	318,060	298,381
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2036	1,501,224	1,396,611
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2037	439,465	407,468
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2040	61,508	54,704
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043	8,472	7,453
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2047	26,359	22,704
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	904,806	757,860
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	109,515	92,448
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	59,067	49,456
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2027	5,806	5,692
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2027	2,025	1,991
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2028	12,572	12,256
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2028	13,135	12,805
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2029	31,049	30,163
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2030	18,522	17,802
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2032	57,441	54,694
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2032	840,465	800,643
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2032	13,458	12,833
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2033	32,950	31,236
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2033	5,723	5,418
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2034	209,009	197,188
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	812,298	759,500
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2036	1,097,102	1,020,651
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2037	8,766,826	8,125,773
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2037	3,673,013	3,404,433
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	8,570,648	7,622,542
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	48,331	42,691
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	20,552	18,125
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	113,992	96,441
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	2,867,469	2,410,735
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	8,909,332	7,490,244
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	41,318	34,608
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	6,109,325	5,117,133
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2025	427	426
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2027	372,948	365,620
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2027	1,721	1,691
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2028	1,605	1,564
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2028	14,849	14,476
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2028	2,769	2,703
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2028	4,643	4,521
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2028	4,794	4,671
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2028	70,064	68,458
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	18,442	17,764
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	211,238	204,316
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	741,065	720,029
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	48,045	45,877
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	97,291	93,087
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	8,456	8,090
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2032	67,219	64,004
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2032	29,281	27,841
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2032	10,718	10,200
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2035	366,401	340,868
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	1,882,846	1,778,117
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	16,107	14,162
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	112,574	99,039
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	373,113	329,165
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	7,566	6,766
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	26,450	23,511
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2046	17,484	15,093
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2046	8,596	7,420
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2046	6,716	5,798
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2046	4,365	3,768
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2050	790,856	667,606
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	39,282,697	33,025,705
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	31,168,938	26,106,912
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	25,892	21,662
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	29,029	24,288
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2025	2,884	2,873
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2027	1,564	1,532
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2027	7,543	7,394
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2027	3,038	2,978
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2027	31,012	30,402
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	4,619	4,497
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	3,105	3,027
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	14,015	13,631
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	1,722	1,679
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	1,301	1,264
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	9,030	8,783
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	4,678	4,553
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2029	8,108	7,854
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2029	17,472	16,927
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2030	18,099	17,405
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2030	252,097	245,764
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	22,457	21,496
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	46,289	44,332
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	3,854	3,686
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	27,042	25,861
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	19,514	18,660
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2032	43,427	41,274
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2032	20,074	19,150
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2034	188,434	177,599
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2035	1,982,572	1,853,710
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2036	61,865	57,457
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2036	322,978	299,765
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2037	3,120,603	2,906,070
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2043	16,683	14,656
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	58,656	50,633
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	20,302	17,525
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	28,717,480	24,143,328
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	38,268	32,018
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	41,703,477	35,139,095
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	664,657	557,336
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	24,700	20,666
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	2,999,703	2,509,720
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2053	1,505,384	1,260,901
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2027	908	890
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2027	6,921	6,781
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2027	8,201	8,025
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	34,416	33,512
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	5,873	5,712
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	4,670	4,534
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	124,257	120,922
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	345,609	336,139
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	39,583	38,543
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	2,225	2,166
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	7,286	7,090
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	7,765	7,557
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	2,404	2,340
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2030	6,144	5,890
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2030	12,955	12,452
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	33,176	31,693
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	6,320	6,041
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	8,359	7,963
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	47,086	44,963
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	14,381	13,753
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	16,098	15,410
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	23,499	22,451
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	700,616	669,692
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2032	37,975	36,108
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2032	19,204	18,321
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2034	385,107	362,964
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2034	252,511	237,993
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2035	3,884,532	3,632,047
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2035	2,206,963	2,063,516
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2036	3,265,134	3,030,461
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2046	14,876	12,841
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2046	16,188	13,973
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2046	24,847	21,448
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2046	22,084	19,063
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2046	88,123	75,932
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	31,349,787	26,317,171
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2026	1,065	1,051
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2027	41,388	40,497
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2027	5,373	5,261
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2027	3,448	3,376
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	41,636	40,495
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	2,210	2,149
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	31,395	30,535
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	80,450	78,290
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	3,987	3,880
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	93,267	90,872
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	16,033	15,603
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	8,552	8,303
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	3,377	3,282
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	2,079	2,020
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	45,638	44,386
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	15,216	14,791
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	16,475	15,996
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	1,354	1,318
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	8,655	8,423
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	7,221	7,019
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	822	798
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	4,734	4,607
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2029	18,275	17,621
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2030	10,878	10,461
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	63,119	60,332
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	8,216	7,849
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	22,761	21,735
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	30,621	29,255
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2034	568,715	536,015
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	2,229,174	2,080,800
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	567,566	529,788
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2036	32,371	30,044
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2045	9,506,203	8,090,077
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	248,393	214,418
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	112,583	97,184
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	25,017	21,595
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	16,048	13,597
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	11,848	10,227
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	71,653	61,852
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	154,980	130,827
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	10,606,726	9,006,769
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	10,848,602	9,107,064
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	30,900	25,882
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	1,072,237	897,094
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2027	2,047	2,003
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2027	115,703	113,369
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	4,515	4,394
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	4,381	4,258
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	6,521	6,332
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	25,121	24,432
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	26,037	25,309
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	3,537	3,441
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	125,134	121,705
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	9,534	9,278
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	2,670	2,597
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	1,986	1,932
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	49,086	47,379
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	99,787	96,413
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	30,437	29,408
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	60,709	58,598
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	39,110	37,749
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	7,324	7,076
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2030	5,421	5,205
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2030	11,291	10,837
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2030	214,606	206,805
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	18,601	17,771
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	4,812	4,595
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	12,457	11,896
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	197,424	188,612
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	11,704	11,182
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2032	74,450	70,689
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2033	47,998	45,418
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2034	746,537	702,680
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	3,765,048	3,514,447
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	4,142,005	3,866,313
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2037	952,423	881,886
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2037	102,058	94,564
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2043	24,474	21,443
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2043	18,827	16,570
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2043	13,843	12,129
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2046	62,820	54,227
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2046	37,565	32,427
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2046	47,263	40,798
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2049	18,716	15,835
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	51,432,358	43,352,664
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	459,993	388,594
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	354,002	299,054
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2026	120,611	118,920
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2027	6,096	5,961
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2027	13,653	13,343
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	27,013	26,100
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	56,067	54,200
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	17,760	17,151
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	152,072	146,704
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	58,942	56,863
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	262,191	253,074
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	20,029	19,393
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	31,324	30,169
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	29,247	28,243
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	31,657	30,588
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	26,994	26,013
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	67,818	65,559
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	6,033	5,758
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	24,824	23,788
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	35,085	33,471
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2032	25,566	24,296
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2034	686,790	646,443
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2046	29,948	25,851
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2046	17,437	15,052
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2046	37,467	32,342
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2046	15,777	13,619
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	10,616,285	8,948,535
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	16,877,407	14,168,058
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	19,969,007	16,913,128
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	121,289	101,818
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	142,302	119,058
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	65,775	64,905
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2028	4,472	4,395
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	77,583	75,430
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	13,280	12,935
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	6,250	6,124
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	17,838	17,349
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	3,191	3,103
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2031	5,097	4,939
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2031	176,612	171,089
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2031	3,181	3,077
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2031	134,841	130,714
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2032	19,146	18,460
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2032	162,079	156,423
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	223,081	214,607
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	19,303	18,588
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	21,036	20,256
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	216,460	207,036
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	2,985,932	2,857,795
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2040	1,535,139	1,416,217
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	52,474	48,082
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	134,954	123,843
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	71,636	65,377
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	301,757	274,577
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	87,344	79,413
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	108,892	98,958
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	20,280	18,274
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	2,059,998	1,869,585
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	21,131	19,049
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	9,168	8,256
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	9,502	8,600
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2046	100,011	89,482
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2046	165,000	147,629
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2046	15,885	14,213
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	9,496	8,478
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	403,116	359,921
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	737,486	658,461
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	56,730	50,651
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	255,787	228,378
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	222,168	198,361
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	309,015	275,903
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	577,779	515,868
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	30,155	26,924
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	359,687	321,145
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	15,328	13,686
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2048	72,231	64,243
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2048	7,755	6,897
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	3,561,112	3,139,461
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	2,488,579	2,193,920
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	310,513	273,747
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	3,138,236	2,766,656
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	147,605	130,866
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	4,533,393	3,954,119
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2026	9,857	9,728
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2026	936	924
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2026	89,732	88,557
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2027	2,038	2,004
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2029	72,243	70,265
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2029	4,899	4,773
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	19,430	18,836
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	18,934	18,368
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	109,707	106,424
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	5,965	5,789
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	26,160	25,350
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	3,089	2,996
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	7,981	7,743
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	15,757	15,275
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	36,869	35,783
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2031	103,528	100,040
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2031	4,199	4,048
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2031	31,928	30,843
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2032	309,576	298,013
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2032	33,496	32,274
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2033	6,054	5,826
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2033	17,744	17,076
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2033	13,154	12,659
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2033	39,089	37,552
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2034	183,129	175,384
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2039	545,762	503,484
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	4,128	3,793
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	426,930	387,458
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	16,611	15,049
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	88,501	80,136
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	90,084	81,329
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	121,297	109,524
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	237,805	215,544
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	6,214	5,629
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	15,493	14,043
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	98,893	89,579
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2044	671,162	608,981
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	428,802	383,256
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	41,895	37,406
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	195,898	174,907
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	84,712	75,635
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	877,971	783,892
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	30,108	26,882
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	73,656	65,833
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	27,700	24,732
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	41,650	37,187
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	34,396	30,420
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2047	91,636	81,502
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	2,587,273	2,294,674
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	3,282,312	2,920,341
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	19,848,964	17,529,776
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	7,654,724	6,760,332
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	277,833	245,370
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	696,725	616,407
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	3,827,097	3,379,932
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	1,774,285	1,566,975
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2050	20,125	17,698
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2026	53,270	52,550
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2026	13,629	13,439
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2027	93,724	92,062
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2027	3,534	3,469
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	44,201	42,788
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	32,252	31,265
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	7,125	6,907
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	35,306	34,239
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	971	943
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	8,996	8,724
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	10,966	10,631
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	18,053	17,509
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2031	10,985	10,612
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2031	3,279	3,165
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	333,090	320,548
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	25,893	24,910
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2033	229,870	221,449
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2039	312,126	287,947
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	236,324	215,069
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	8,628	7,887
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	25,501	23,266
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	131,064	119,229
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	53,300	48,720
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	852,032	772,892
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2045	22,850	20,466
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,697,835	1,515,905
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	2,822,176	2,519,768
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	581,161	518,887
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	44,528	39,756
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	38,382	34,269
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	31,050	27,723
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	821,325	733,317
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	22,559	20,142
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	250,585	223,734
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	515,110	467,574
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	924,442	839,789
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2047	128,014	113,857
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2047	34,806	30,957
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2047	53,813	47,862
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2047	9,835	8,748
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2048	331,927	295,219
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	491,325	433,150
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	430,559	379,579
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	451,588	398,824
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	137,778	121,464
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	1,362,500	1,199,896
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	1,141,510	1,006,350
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	5,293,677	4,618,909
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	2,383	2,351
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	7,342	7,243
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2028	1,025	1,004
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2029	125,507	122,163
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2029	7,341	7,143
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	5,917	5,736
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	7,002	6,785
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	51,419	49,882
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	15,935	15,454
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2031	2,771	2,678
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2031	12,163	11,738
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2031	41,617	40,178
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	36,257	34,787
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	16,185	15,590
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2033	143,888	138,478
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2033	30,742	29,586
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	3,309,849	3,167,811
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	27,699	26,493
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	403,066	385,517
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2039	30,967	28,568
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	177,193	162,115
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	93,688	85,148
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	53,405	48,525
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	12,644	11,552
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	3,077,868	2,795,662
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	1,242,266	1,129,573
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	245,522	222,576
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	276,779	251,006
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2043	15,700	14,247
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2045	206,938	185,346
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2045	125,084	112,032
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2045	145,443	130,267
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	170,157	151,924
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	47,925	42,790
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	3,986,758	3,559,559
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	10,377	9,265
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	177,371	158,365
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	559,288	499,358
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	44,148	39,417
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	297,380	265,514
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	35,705	31,879
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	83,337	74,407
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	36,894	32,940
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2047	56,155	49,945
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2047	8,925	7,938
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	90,286	79,596
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	2,256,204	2,009,506
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	32,832	29,109
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	2,438,968	2,150,184
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	2,476,753	2,183,495
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	1,073,312	946,228
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	373,214	329,024
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	917	904
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	4,139	4,074
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	1,100	1,084
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	40,595	40,015
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2028	63,095	62,116
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2028	24,738	24,344
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2029	147,051	143,659
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2029	254,983	249,103
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	73,172	71,220
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	149,425	145,333
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	13,651	13,282
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	1,900	1,844
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	7,768	7,555
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	13,606	13,223
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	3,569	3,455
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	25,670	24,858
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	156,502	151,552
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	6,252	6,050
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	43,995	42,698
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2032	18,111	17,473
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2032	98,692	95,397
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	63,435	60,985
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	168,754	162,450
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	21,803	20,943
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	736,608	709,729
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	9,781,760	9,409,777
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2040	952,800	878,990
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	14,996	13,634
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	90,293	81,935
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	16,280	14,833
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	41,131	37,267
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2045	10,927	9,797
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2045	8,722	7,821
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2045	77,976	69,913
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	74,016	66,224
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	13,358	11,952
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	30,733	27,498
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	288,060	257,733
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	97,006	86,793
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	45,192	40,350
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	15,898	14,195
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	1,416,115	1,264,373
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	604,995	540,167
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	423,671	378,273
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	5,113,393	4,637,982
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	728,822	661,037
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	4,836,414	4,384,051
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2048	879,177	781,397
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2048	6,679	5,949
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	4,002,102	3,528,236
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	2,643,648	2,330,628
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	188,286	165,875
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	807,764	708,840
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	19,104,261	16,824,324
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	502,719	442,880
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2027	16,278	16,032
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2028	2,953	2,900
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2029	9,730	9,502
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2029	182,735	178,316
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2030	17,777	17,272
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2030	1,172	1,145
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2030	264,267	257,672
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	8,896	8,615
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	14,694	14,219
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	4,146	4,007
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	5,919	5,736
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	3,456	3,345
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	7,681	7,468
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	31,299	30,196
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	7,540	7,275
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	145,928	140,745
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	60,410	58,281
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	244,182	235,428
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	16,542	15,954
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	25,929	24,927
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	8,050	7,747
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2040	742,799	683,864
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2042	7,675	7,003
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	4,639	4,214
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	41,613	37,793
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	8,024	7,296
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	21,447	19,189
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	10,796	9,659
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	84,324	75,447
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	68,518	61,305
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	8,534	7,635
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	5,222	4,672
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	68,238	61,054
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	94,217	84,121
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	49,071	43,752
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	24,649	22,008
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	68,620	61,182
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	133,577	118,721
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	30,153	26,800
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	2,002,757	1,764,370
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	6,353,986	5,633,417
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	17,776,065	15,760,183
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	5,187,295	4,599,034
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	938,699	832,247
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	1,264,674	1,121,255
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	906,036	802,155
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	1,075,984	952,618
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	2,412,606	2,125,435
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	2,610,971	2,300,189
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	1,704,825	1,501,900
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	1,269,623	1,119,294
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	1,895,445	1,671,016
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	46,858	41,280
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	181,964	160,305
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2051	576,082	505,531
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2051	628,494	548,775
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	1,647	1,622
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	545	537
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	12,760	12,562
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	51,595	50,814
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	2,668	2,628
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	1,596	1,571
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2029	11,629	11,352
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2029	2,358	2,301
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2030	65,959	64,106
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2030	2,476	2,406
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	6,306	6,105
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	38,563	37,329
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	38,860	37,552
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	67,771	65,616
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2032	47,316	45,621
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2032	47,115	45,441
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	61,050	58,671
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	1,703	1,642
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2034	20,435	19,628
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2035	973,899	929,062
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2040	30,670	28,237
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2042	1,030,213	939,697
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	9,407	8,570
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	13,553	12,361
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	127,198	115,424
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	6,733	6,083
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	42,848	38,881
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	18,203	16,442
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	12,665	11,500
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	1,609,759	1,460,211
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	93,991	85,292
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	33,874	30,372
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	14,490	12,991
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	23,694	21,244
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	655,374	589,449
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	16,839	15,066
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	68,377	61,179
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	21,064	18,847
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	49,699	44,467
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	17,394	15,563
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	19,035	17,031
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	14,838	13,276
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	29,007	25,953
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	20,144	18,024
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	4,946	4,426
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	36,447	32,541
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	1,421,872	1,287,512
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	9,431,704	8,563,879
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	279,078	248,040
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	8,484	7,541
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	270,500	240,585
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	6,945,722	6,304,100
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	6,470,347	5,880,771
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	2,448,165	2,170,533
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	11,940	10,519
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	63,046	55,542
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	711,392	626,716
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2051	166,414	145,878
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	916,863	800,853
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	290,385	253,280
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	2,980,132	2,600,264
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2026	22,713	22,493
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	4,741	4,669
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	5,343	5,260
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	3,502	3,449
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	26	25
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	4,210	4,143
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	882	867
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	3,034	2,987
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	6,103	6,009
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2030	2,813	2,737
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2030	230,489	226,293
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	4,013	3,894
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	82,735	80,115
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	5,866	5,680
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	19,919	19,263
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	178,142	172,423
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	27,679	26,686
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	37,680	36,330
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	69,916	67,368
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	29,223	28,157
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	10,727	10,349
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2035	127,686	122,126
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2038	1,624,541	1,538,580
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2040	19,092,432	18,031,049
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	2,282,427	2,071,171
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	28,735	26,067
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	6,287	5,696
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	409,229	371,760
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	81,537	73,993
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	12,598	11,411
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	279,238	252,876
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	412,948	373,951
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	18,233	16,535
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	16,767	15,204
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	15,616	14,168
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	264,272	239,899
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	6,665	6,047
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	2,369,855	2,150,702
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	823,970	746,418
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	201,152	180,352
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	27,042	24,195
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	13,352	11,946
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	148,260	132,513
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	143,662	128,538
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	16,795	15,027
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	59,868	53,565
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	6,753	6,042
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	32,228	28,835
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2047	12,476	11,139
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2048	30,945	27,503
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	11,695,317	10,310,541
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	1,526,268	1,345,551
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	152,412	134,271
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	13,013	11,464
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	3,990,524	3,515,535
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	6,973,617	6,131,567
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	14,556,948	12,701,420
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	38,007	37,418
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	6,570	6,468
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	2,112	2,078
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	1,880	1,850
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	112,598	110,806
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	4,924	4,803
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	39,915	38,907
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	87,715	85,646
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	15,533	15,155
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	2,653	2,587
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	15,905	15,447
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	4,070	3,950
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	3,460	3,360
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	110,531	107,426
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	118,795	115,372
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	9,881	9,611
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2031	10,295	9,955
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2031	141,081	136,595
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2032	6,897	6,642
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	10,548	10,130
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	6,167	5,911
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	11,049	10,650
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	8,206	7,878
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2035	2,023,630	1,938,053
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2035	356,527	340,113
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2039	68,144	62,972
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2042	464,310	422,501
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	10,779	9,770
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	42,607	38,594
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	173,574	157,327
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	332,643	301,435
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	27,115	24,559
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	53,225	48,244
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	3,955	3,604
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	48,753	44,210
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	6,768	6,141
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	10,444	9,481
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	62,888	57,033
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	6,732	6,109
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	6,765	6,136
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	5,584	5,052
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	77,345	70,173
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	7,593	6,892
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	44,126	40,204
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	36,448	33,048
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	1,737,470	1,577,647
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	386,170	350,440
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	64,003	58,452
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	101,557	92,072
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	154,644	138,653
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	91,963	82,454
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2046	288,199	257,587
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2047	51,529	45,943
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2047	23,969	21,371
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2048	897,297	797,503
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2049	1,751,997	1,550,028
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	321,284	283,042
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	526,525	463,853
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	118,573	104,423
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	1,279,238	1,127,770
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	12,838	11,306
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	57,209	50,149
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	615,517	542,060
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	1,770,623	1,549,354
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	915,037	798,400
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2026	74,083	73,292
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2027	30,026	29,572
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2027	47,222	46,525
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	58,101	56,655
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	31,171	30,362
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	80,235	78,235
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	9,149	8,921
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	32,327	31,533
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	15,672	15,265
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	3,379	3,295
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	3,033	2,955
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	3,102	3,025
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	30,976	30,083
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	3,376	3,278
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	6,245	6,065
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	9,015	8,752
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	25,613	24,894
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	9,525	9,237
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	32,919	31,983
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	27,984	27,357
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2031	5,539	5,346
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	242,735	233,886
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	44,667	43,065
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	3,604	3,468
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2033	76,035	73,295
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	4,154,960	3,979,252
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	13,656	12,362
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	15,964	14,407
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	51,392	46,558
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	167,924	152,265
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	171,691	155,794
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	217,999	197,753
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	244,398	221,607
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	78,320	71,133
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	102,921	93,229
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	7,479	6,799
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	176,383	159,716
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	243,229	220,786
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	47,480	43,008
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	18,953	17,198
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	10,033	9,092
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	51,052	46,389
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	10,859	9,860
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	7,818	7,090
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	13,205	11,968
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	26,607	24,114
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	11,432	10,330
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	11,234	10,142
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	144,157	130,764
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	14,873	13,485
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	1,635,189	1,482,711
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	22,292	19,987
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	947,322	843,444
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	33,991	30,380
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	29,594	26,451
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	50,174	44,845
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	3,053,012	2,766,999
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2047	113,328	101,043
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2047	31,280	27,889
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2047	209,354	186,921
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2048	1,110,267	991,297
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	10,756,909	9,473,160
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	2,187,368	1,926,323
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	1,342,613	1,183,642
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	44,815	39,467
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	26,324,210	23,503,458
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	2,525,958	2,212,666
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	29,834	26,134
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	622,051	548,008
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2027	2,756	2,707
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2027	489	481
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	5,641	5,498
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	3,884	3,787
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	26,960	26,279
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	3,210	3,132
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	11,943	11,649
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	23,378	22,771
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	88,415	86,212
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	24,198	23,545
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	3,334	3,252
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	24,681	24,031
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	2,180	2,126
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	82,813	80,664
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	28,111	27,380
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2030	7,498	7,274
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2030	16,003	15,531
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2031	38,984	37,684
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	2,636,941	2,540,043
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	47,929	46,139
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	74,700	72,161
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2033	131,357	126,623
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2033	18,280	17,621
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2035	240,048	228,922
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2035	87,382	83,332
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2039	782,028	722,669
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	58,437	52,926
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	19,287	17,554
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	30,634	27,751
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	25,654	23,219
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	5,624	5,098
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	13,863	12,522
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	1,812,302	1,643,290
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	65,204	59,067
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	18,273	16,656
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	58,609	53,146
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	26,004	23,555
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	211,966	191,954
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	56,026	50,720
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	88,411	80,113
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	95,155	86,374
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	15,343	13,839
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	5,635	5,086
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	18,585	16,846
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	15,453	14,002
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	12,024,186	10,769,561
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	60,414	53,997
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	12,029	10,752
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	4,746	4,242
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	29,324	26,209
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	71,206	63,910
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	1,747,731	1,543,523
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	19,756	17,448
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	55,341	48,736
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	454,137	399,940
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	2,278,719	2,008,909
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	563,204	495,990
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	426,867	376,324
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	3,097	3,040
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	4,096	4,033
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	1,012	994
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	7,106	6,987
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	3,894	3,822
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	5,277	5,188
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2028	73,625	72,146
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2029	13,356	13,009
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2029	15,497	15,111
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2029	2,321	2,263
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2029	4,517	4,395
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	14,648	14,210
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	16,781	16,279
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	16,467	15,974
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	89,452	86,777
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	7,232	7,021
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	9,164	8,901
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2031	3,855	3,726
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	173,217	166,800
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	20,439	19,644
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	39,438	37,876
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	24,152	23,212
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	32,994	31,717
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	24,538	23,620
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	49,235	47,284
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	9,780	9,421
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	183,297	177,750
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2033	21,321	20,519
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2033	115,903	111,726
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2033	92,195	88,729
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2034	386,559	370,212
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	245,657	241,939
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2037	1,001,733	949,354
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2039	664,364	613,935
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	26,722	24,442
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	701,083	635,460
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	71,063	64,455
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	25,066	22,711
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	18,182	16,477
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	7,327	6,610
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	113,099	102,609
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	900,221	816,803
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2044	351,756	314,284
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2045	7,635	6,839
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	4,456,701	3,984,717
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	35,368	31,612
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	828,470	740,473
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	10,596	9,471
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	3,028,606	2,748,017
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2047	83,427	74,201
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2047	416,190	370,163
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2048	24,394	21,658
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2048	117,310	104,740
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	1,982,528	1,750,886
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	937,778	828,207
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	2,691,750	2,388,176
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	377,700	333,097
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	36,754	32,425
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	412,458	363,750
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	16,895	14,921
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2026	3,981	3,956
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2026	3,353	3,331
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2026	261	259
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2026	448	445
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2026	233	230
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2026	192	190
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2026	1,927	1,915
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2026	288	286
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2026	5,361	5,327
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2026	1,869	1,857
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2026	303	301
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2027	10,856	10,756
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2028	6,623	6,571
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2028	11,548	11,407
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2031	9,438	9,289
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2033	5,517	5,387
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2034	36,259	35,361
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2034	25,623	24,988
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2035	420,266	408,672
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2038	3,554,126	3,421,647
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	9,857	9,194
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	170,122	158,650
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	66,956	62,513
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	28,551	26,793
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	23,192	21,628
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	23,108	21,484
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	50,583	47,536
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	7,182	6,700
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	4,235	3,969
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	74,423	69,462
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	1,094,680	1,023,598
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	1,030,595	957,352
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	866,766	803,951
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	51,432	47,703
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	11,039	10,249
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	25,616	23,752
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	10,612	9,868
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	30,283	28,009
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	39,035	36,313
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	38,684	35,888
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	5,566	5,155
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	243,537	225,860
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	4,179	3,876
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	7,860	7,290
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	4,033	3,740
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	50,768	47,083
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	110,062	102,074
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	137,757	127,758
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	15,475	14,351
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	227,367	210,864
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	129,530	120,128
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	25,750	23,825
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	837,362	774,753
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	85,850	79,217
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	675,718	623,505
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	266,004	245,450
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	7,918	7,296
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	36,204	33,362
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	59,676	55,065
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	19,826	18,176
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	134,622	123,421
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2051	6,498,131	5,961,498
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2055	1,544,822	1,401,678
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2025	32,976	32,808
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2026	1,984	1,965
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2026	599	594
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2026	10,501	10,411
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2027	15,211	15,038
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2027	10,975	10,859
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2028	88,648	87,483
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2028	24,480	24,167
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2030	5,421	5,332
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2030	2,725	2,682
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2032	204,033	202,235
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2033	14,213	13,865
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2037	18,771	18,072
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	1,627	1,530
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	19,286	17,954
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	146,186	136,607
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	25,566	23,902
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	6,008	5,605
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	522,836	488,714
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	139,983	130,660
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	238,197	223,013
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	99,743	92,816
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	6,865	6,412
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	8,392	7,857
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	34,107	31,719
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	5,874	5,448
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	471,717	438,965
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	9,880	9,196
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	27,839	25,852
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	38,855	36,042
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	1,667	1,548
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	3,615	3,365
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	53,120	49,630
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	480,843	446,243
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	872,359	800,590
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	124,283	115,340
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	2,052	1,905
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	294,181	272,185
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	11,204	10,381
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	91,353	84,523
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	4,800	4,447
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	162,974	150,381
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	16,669	15,381
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	9,918	9,151
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	46,646	42,794
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	21,500	19,724
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	3,627,467	3,353,974
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	47,744	43,801
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2052	2,633,700	2,391,511
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2025	1,532	1,522
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2026	2,497	2,475
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2026	1,063	1,053
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2027	17,718	17,516
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2029	3,681	3,627
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2029	18,375	18,137
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2030	75,687	75,113
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2039	148,370	140,568
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2041	210,478	196,881
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	17,134	16,014
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	57,057	53,277
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	38,260	35,750
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	14,981	13,988
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	46,982	43,907
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	8,638	8,080
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	11,105	10,306
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	26,476	24,579
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	544,581	505,564
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	574,859	533,673
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	599,038	556,120
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	725,204	673,700
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	764,297	709,300
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	14,968,022	13,890,957
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2046	378,955	350,621
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2046	45,916	42,483
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	1,426,310	1,316,099
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	210,136	193,899
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	27,587	25,455
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	9,347	8,625
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	212,994	196,536
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	9,391	8,647
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	515,969	474,648
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	10,005	9,232
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2049	120,663	110,699
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2050	493,634	451,635
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2052	895,545	812,633
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2025	311	310
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2025	4,337	4,312
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2025	1,241	1,233
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2025	158	156
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2025	418	415
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2025	1,036	1,029
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2025	88	86
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2025	2,046	2,034
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2025	5,240	5,207
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2026	691	685
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2026	53,111	52,632
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2026	14,224	14,090
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2026	12,446	12,342
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2029	8,658	8,527
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2029	3,111	3,064
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2029	2,958	2,911
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2033	15,460	15,092
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2037	751,621	723,605
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	1,584,906	1,485,360
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	628,607	588,635
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	13,518	12,705
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	261,456	244,602
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	28,344	26,425
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	66,843	62,493
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	142,613	132,707
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	68,316	63,913
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	58,633	54,583
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	64,457	60,028
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	5,590	5,264
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	18,031	16,780
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	3,377	3,146
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	6,305	5,879
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	28,057	26,256
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2044	35,928	33,267
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	81,989	76,089
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	14,873	13,803
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	6,603	6,128
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	7,103	6,592
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	458,821	425,805
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	5,405	5,016
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	48,387	44,920
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	253,886	234,903
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	77,332	71,550
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	157,142	145,392
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	50,126	46,488
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	191,743	177,406
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	33,696	31,177
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	10,546	9,757
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	778,978	727,366
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	18,305,736	16,891,248
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	67,005	61,828
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	485,852	449,524
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2049	179,130	164,337
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2049	339,306	311,285
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2049	65,833	60,397
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2049	566,536	519,750
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2051	28,378	25,750
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2026	165	163
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2026	214	211
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2026	757	752
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2026	185	183
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2026	9,683	9,615
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2027	639	633
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2027	5,691	5,638
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2029	9,334	9,202
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2029	83,956	82,794
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2031	2,955	2,909
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2031	7,518	7,414
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2034	36,907	35,993
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2034	4,221	4,127
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	973,820	949,389
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	25,499	24,891
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2041	1,779	1,672
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2042	19,066	17,825
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	109,109	101,800
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	40,871	38,326
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	189,561	177,165
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	67,191	62,463
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	198,706	185,228
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	138,599	129,656
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	62,835	58,422
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	15,866	14,759
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	17,152	16,049
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	15,750	14,697
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	11,392	10,597
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	425,848	394,738
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	15,838	14,664
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	4,513	4,179
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	43,478	40,376
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	42,704	39,658
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	7,478	6,932
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	50,912	47,178
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	39,504	36,636
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	6,335	5,875
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	47,524	44,074
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	3,546	3,288
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	310,952	288,382
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	23,566	21,856
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	5,806	5,384
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	59,119	54,699
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	34,229	31,669
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	64,515	59,691
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	81,176	74,802
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	452,284	416,770
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	11,462	10,562
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2049	3,904	3,592
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	999,901	907,640
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2026	2,627	2,609
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2026	486	483
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2026	665	660
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2026	4,354	4,324
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2027	13,627	13,507
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2028	10,103	9,992
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2029	5,126	5,061
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2029	12,357	12,184
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2029	1,444	1,425
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2029	2,565	2,530
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2029	39,159	38,580
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2029	664,813	655,495
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2030	12,055	11,864
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2031	17,554	17,278
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2033	48,586	47,443
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2034	7,969	7,772
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2034	16,193	15,802
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2035	710,753	694,032
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2035	44,404	43,110
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2036	33,953	33,143
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	26,667	24,892
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	603,928	562,911
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	17,673	16,454
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2045	86,446	80,279
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2045	9,769	9,072
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	4,462	4,138
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	2,883	2,674
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	776,414	725,366
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	12,661,398	11,819,770
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2048	52,267	48,163
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2049	144,219	132,489
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2049	503,761	462,789
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050	484,544	444,226
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050	32,679	29,939
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050	263,757	241,645
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050	73,108	66,980
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050	1,083,621	992,778
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050	103,294	94,829
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	25,653	23,286
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	25,441	23,134
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	50,526	46,053
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	801,102	728,436
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2055	15,999,900	14,517,336
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2026	1,127	1,119
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2026	1,387	1,376
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2026	5,421	5,388
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2027	3,082	3,052
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2027	1,910	1,891
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2027	3,555	3,528
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2028	2,516	2,487
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2029	3,134	3,087
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2029	126,595	124,842
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2031	8,190	8,054
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2031	9,482	9,324
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2031	9,905	9,740
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2034	71,792	69,991
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2034	39,559	38,616
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2037	28,287	27,339
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	44,875	42,065
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	121,235	113,377
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	28,202	26,325
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	43,083	40,302
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	10,981	10,244
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	58,763	55,033
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	115,560	108,079
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	12,568	11,688
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	19,593	18,275
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	95,232	88,816
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	4,577	4,268
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	31,160	29,193
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2045	32,288	29,985
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2045	63,251	58,739
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2045	17,846	16,573
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2045	13,558	12,591
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2045	14,425	13,396
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	747,052	692,829
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	25,531	23,678
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	20,888	19,372
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	44,221	41,012
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	13,022	12,076
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	65,539	60,782
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	7,709	7,150
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	23,694	21,974
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2047	573,726	528,068
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2047	111,465	102,957
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2047	31,189	28,808
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2047	20,770	19,184
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	10,780	9,933
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2049	21,423	19,680
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2049	29,526	27,180
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2050	485,409	444,564
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2050	571,286	523,394
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2050	399,765	366,126
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2051	536,791	490,616
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	37,806	34,342
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	22,579	20,488
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	1,083,710	983,377
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2027	45,650	45,229
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2027	33,849	33,537
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2027	3,578	3,544
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2028	885	876
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2030	24,379	24,029
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2031	18,266	17,962
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2033	277,428	270,902
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2033	6,887	6,725
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2035	1,576,033	1,538,957
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2037	29,585	28,593
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2037	26,473	25,519
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2039	90,608	85,985
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	100,124	93,816
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	89,882	84,209
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	109,413	102,401
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	3,240	3,045
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	9,939	9,267
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	14,038	13,082
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	8,239	7,677
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	3,496	3,257
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	11,912	11,156
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	6,026	5,631
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	14,489	13,553
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	267,866	250,356
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	99,339	92,305
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	24,252	22,597
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	189,980	176,190
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	115,962	107,436
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	928,543	861,727
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	32,223	29,854
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	121,398	112,587
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	87,771	81,400
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	8,119	7,530
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	8,674	8,026
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	71,048	65,625
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	71,969	66,475
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	19,926	18,405
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	17,995	16,521
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	77,155	70,831
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2050	105,492	96,616
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2050	50,907	46,703
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	18,465,027	16,772,796
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	1,104,590	1,003,360
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	35,533	32,277
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	999,901	907,327
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	999,900	907,327
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	1,055,924	958,164
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	2,717,451	2,470,958
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	999,901	907,327
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	47,425	43,034
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2027	13,512	13,379
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2029	1,915	1,892
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2031	11,184	10,997
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2034	4,387	4,277
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2037	225,191	217,395
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2037	64,756	62,469
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2039	173,227	164,389
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2041	321,211	298,298
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	46,207	43,200
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	13,803	12,937
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	15,504	14,500
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	197,604	184,094
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	3,589	3,345
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	40,719	38,000
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	15,835	14,756
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	39,983	37,360
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	314,715	292,949
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2044	34,507	32,377
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	18,916	17,567
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	21,228	19,714
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	76,404	70,954
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	581,654	540,163
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	96,802	89,897
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2046	415,156	384,633
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2046	8,222	7,618
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	434,735	400,328
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	3,294	3,041
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	37,267	34,294
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	3,822,998	3,509,674
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	13,101	12,027
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	87,394	80,231
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	5,391	4,961
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	2,095,983	1,938,611
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	814,000	747,032
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2050	484,781	443,989
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2050	11,749	10,778
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2050	33,816	31,024
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2051	87,535	80,005
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	1,062,997	965,578
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	5,595,514	5,087,957
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	20,068	18,228
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	999,901	907,327
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	105,368	95,811
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2026	1,186	1,177
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2026	4,959	4,920
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2027	2,473	2,448
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2027	3,262	3,237
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2029	51,906	51,153
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2030	2,944	2,896
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2031	17,905	17,607
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2031	24,408	24,002
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032	325,518	318,267
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032	5,802	5,678
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2033	162,514	158,691
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2037	191,423	184,647
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2037	534,020	515,116
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	49,641	46,346
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	232,500	217,821
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	122,309	114,553
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	50,916	47,461
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	6,971	6,491
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	69,281	64,960
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	50,453	47,565
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	5,035	4,706
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	41,860	39,151
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	69,760	65,229
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	7,219	6,737
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	64,876	60,648
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	14,615	13,677
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	51,693	48,593
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	12,189	11,354
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	4,372	4,099
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	10,397	9,704
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	1,506,914	1,404,223
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	8,504	7,923
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	4,383	4,061
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	230,830	213,860
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	3,986	3,693
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	1,070,882	989,139
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	13,628	12,588
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	701,918	648,339
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	7,830	7,232
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	18,970,120	17,712,978
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	1,904,986	1,771,703
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2048	98,978	91,082
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2048	33,366	30,694
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2048	24,580	22,611
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	1,265,613	1,161,491
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	17,965	16,487
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	87,912	80,679
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	479,625	440,166
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	34,605	31,758
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	18,251	16,749
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	7,438,037	6,902,813
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2050	14,442	13,249
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	9,589,352	8,710,534
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	99,164	90,169
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	1,065,791	967,117
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	1,042,605	947,056
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2026	278	276
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2028	9,336	9,213
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2029	4,401	4,337
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2029	12,939	12,742
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2029	6,545	6,451
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2030	2,954	2,907
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2030	37,373	37,126
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2033	79,016	77,108
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	57,755	56,306
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2037	648,916	625,742
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2037	40,877	39,570
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2039	66,037	62,668
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	95,684	89,375
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	13,651	12,850
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	25,798	24,094
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	9,862	9,203
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	10,982	10,229
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	5,138	4,804
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	33,924	31,759
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	554,177	518,307
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	1,001,478	936,661
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	476,090	444,267
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	9,673	9,025
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	234,874	218,675
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	6,128,472	5,725,641
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2044	3,808	3,518
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	1,148,606	1,065,955
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	22,088	20,505
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	13,195	12,250
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	8,278	7,688
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	212,717	197,410
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	4,177	3,870
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2047	939,174	867,484
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2047	6,058	5,595
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	3,646,181	3,346,209
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	17,761	16,300
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	20,165	18,506
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	77,883	71,476
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	518,347	475,703
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	423,216	388,266
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	510,585	468,580
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	6,709,602	6,174,376
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	999,900	907,327
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2025	291	290
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2026	689	683
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2026	467	463
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2026	2,108	2,091
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2026	885	879
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2028	307,361	303,434
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2028	60,479	59,717
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2028	5,217	5,160
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2028	450	446
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2029	16,079	15,834
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2029	10,591	10,430
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2030	4,695	4,618
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2030	8,939	8,792
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2032	58,531	58,028
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2032	17,037	16,647
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	776,733	757,975
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	459,079	447,992
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2037	368,011	354,638
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	95,078	88,891
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	408,781	381,944
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	69,180	64,796
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	448,792	420,210
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	51,265	47,780
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	18,911	17,600
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	11,652	10,861
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	61,040	57,043
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	20,130	18,779
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	19,354	18,135
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	8,796	8,247
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	140,860	132,471
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	102,226	95,541
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	5,008	4,678
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	62,555	58,327
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	9,678	9,144
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	17,358	16,275
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2043	131,054	122,136
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2043	267,739	248,951
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2043	107,205	99,926
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2043	1,388	1,304
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2043	8,804	8,218
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	21,504	19,957
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	21,688	20,127
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	85,793	79,619
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	7,422	6,888
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	26,193	24,309
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	12,681,881	11,701,950
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	5,140	4,742
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2048	204,721	188,327
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2049	1,010,694	927,228
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2049	11,037	10,126
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2049	31,076	28,510
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2049	74,827	68,718
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2049	28,069	25,751
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2050	28,634	26,251
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	21,574	19,758
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2052	120,959	109,836
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2026	433	431
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2026	129	127
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2026	1,307	1,300
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2026	6,006	5,977
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2026	208	206
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2026	4,363	4,340
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2027	10,142	10,101
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2033	79,168	77,875
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2040	4,833	4,680
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	104,955	101,626
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	50,472	48,838
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	49,807	48,136
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	90,757	87,775
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,948	3,823
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	313,386	302,917
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	557,608	538,174
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	147,156	141,955
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	1,148,060	1,108,115
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2044	108,248	104,083
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2044	15,399	14,811
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	9,694	9,295
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	20,624	19,781
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	30,883	29,646
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	3,406	3,271
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	8,400	8,061
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	29,118	27,955
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	6,919	6,628
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	856	820
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	7,000	6,705
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	7,009	6,714
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	255,771	244,989
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	61,441	58,851
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2047	175,862	167,844
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2047	4,502	4,296
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2047	2,756	2,631
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	1,417,179	1,351,683
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	60,673	57,793
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	262,358	249,167
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	11,700	11,112
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2050	295,088	279,791
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2053	818,664	768,549
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2025	103	102
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2025	17	16
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2025	2,285	2,275
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2033	55,211	54,275
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2034	57,440	56,431
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2037	555,174	542,640
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	2,319	2,250
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	24,500	23,726
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	49,639	48,071
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	2,608	2,524
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	72,346	69,983
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	40,122	38,840
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	87,133	84,337
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	30,112	29,205
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	1,397	1,353
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	108,934	105,343
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	14,838	14,338
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	16,296	15,711
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	117,840	113,977
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	440,585	425,859
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	165,700	160,151
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	5,238	5,055
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	55,550	53,694
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	20,221	19,495
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	32,497	31,263
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	14,550	13,990
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	14,661	14,104
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	4,227	4,069
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	314,170	302,185
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	49,572	47,647
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	69,835	67,076
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	52,372	50,310
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	6,097	5,856
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	3,616	3,474
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	6,798	6,532
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	3,133	3,008
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	3,963	3,809
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	3,813	3,663
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	107,128	102,982
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	22,762	21,831
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	18,457	17,702
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	23,529	22,567
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	59,539	57,104
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	11,083	10,630
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	102,469	98,277
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	7,326	7,026
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	3,373	3,235
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	363,490	348,622
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	20,787	19,937
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	57,413	55,065
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	2,118	2,032
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	266,925	255,340
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	246,232	236,084
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	47,141	44,904
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	185,854	177,032
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	2,033,042	1,936,542
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	1,431,950	1,360,849
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	108,364	102,983
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2049	900,501	854,663
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2050	67,192	63,667
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	8,154,367	7,657,737
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	5,014,912	4,726,724
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	1,071,656	1,006,389
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	286,113	268,688
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2025	97	96
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2025	175	173
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2025	2,957	2,943
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2033	69,187	68,014
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2037	1,018,534	995,539
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2039	16,534	16,085
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	27,117	26,312
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	409,546	396,178
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,721	1,662
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	49,942	48,248
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	133,889	129,419
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	6,435	6,213
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	3,756	3,622
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	5,325	5,148
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	3,258	3,145
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	1,123	1,083
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	1,253	1,209
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	7,500	7,215
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	1,760,745	1,702,011
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	364,720	350,442
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	37,986	36,817
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	645,828	623,113
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2044	47,802	45,919
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2044	1,525	1,465
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2044	148,617	142,728
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2044	11,465	11,009
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2044	5,674	5,446
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2044	13,634	13,091
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2044	2,950	2,835
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	1,864	1,788
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	4,197	4,025
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	26,373	25,294
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	9,444	9,058
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	2,964	2,843
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	5,099	4,890
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	6,778	6,500
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	42,285	40,556
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	1,963	1,883
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	22,117	21,212
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2047	165,655	157,792
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2047	856,709	816,044
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2047	31,973	30,455
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	1,603,128	1,523,527
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	23,405	22,272
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	107,543	102,136
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2050	460,531	437,664
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2052	2,107,249	1,978,910
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2052	2,737,659	2,570,926
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2025	75	73
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2025	3,465	3,447
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2025	787	784
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2025	1,489	1,481
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2033	96,898	95,225
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2034	35,292	34,650
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2037	205,995	200,958
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	26,619	25,750
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	2,885	2,787
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	546,987	528,998
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	645,244	623,209
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	25,701	24,823
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	13,468	13,026
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	54,874	52,959
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	86,514	83,244
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2043	30,911	29,742
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2043	2,802	2,695
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2043	310,290	298,121
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	4,717	4,532
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	12,652	12,146
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	10,442	10,032
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	8,116	7,794
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	2,271	2,181
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	4,550	4,370
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	5,283	5,074
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	9,464	9,065
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	9,297	8,905
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	560,552	537,623
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	7,990	7,663
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	2,528	2,424
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	3,762	3,609
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	40,659	38,996
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	18,983	18,207
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	20,955	20,072
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	2,194	2,105
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	4,630	4,441
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2046	12,975	12,396
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	9,860	9,404
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	2,810	2,677
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	33,289	31,740
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	133,004	126,815
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	23,907	22,794
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	1,000,688	950,375
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	9,272	8,812
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	256,467	243,172
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	165,361	157,357
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2026	634	631
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2026	750	746
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2026	12,846	12,777
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2027	2,449	2,434
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2029	2,653	2,638
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2033	213,358	209,875
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2034	15,805	15,537
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2038	3,065,640	2,996,428
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2039	993,130	963,247
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	2,789	2,697
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	153,016	148,048
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	79,926	77,308
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	14,035	13,575
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	116,065	112,280
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	334,567	322,636
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	4,761	4,617
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	18,976	18,309
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	2,640	2,551
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	5,546	5,363
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	50,597	48,852
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	233,457	225,594
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	574,588	555,110
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2044	282,765	271,593
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	3,433	3,293
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	23,873	22,901
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	3,064	2,944
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	19,463	18,703
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	92,678	88,956
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	2,693,987	2,605,455
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	23,816	22,812
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	17,167	16,443
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	1,309	1,253
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	1,008,626	966,108
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	52,221	50,020
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	18,787	17,995
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	128,937	123,502
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	32,758	31,459
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	94,168	89,875
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	84,905	81,034
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	6,321	6,033
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	20,469	19,535
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	63,881	60,968
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	19,359	18,476
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	29,393	28,053
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	24,805	23,604
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	16,336	15,545
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	21,893	20,785
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	3,269,736	3,118,621
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2051	397,040	373,427
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2026	414	412
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2026	1,379	1,371
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2026	101	100
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2031	38,770	38,513
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2032	128,761	127,405
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2034	29,445	29,274
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2034	105,612	104,942
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	8,663	8,372
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	5,764	5,550
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	7,999	7,721
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	71,290	68,809
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	280,154	270,351
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2044	11,459	11,017
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2044	493,870	474,979
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	10,510	10,100
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	5,587	5,386
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	52,853	50,790
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	15,544	14,869
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	43,960	42,052
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	690	664
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	14,050	13,441
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	29,047	27,786
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	126,924	121,574
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	13,752	13,155
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	14,211	13,612
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	4,556	4,364
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	17,930	17,113
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	107,314	102,421
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	20,050	19,136
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	18,033	17,210
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	227,677	217,297
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	38,968	37,082
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	30,929	29,432
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	31,382	29,863
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	40,242	38,395
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	7,959	7,556
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	147,372	139,916
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	1,180,200	1,121,599
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	12,948,923	12,305,962
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	8,593	8,158
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	51,533	48,942
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	644,198	611,406
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	126,955	120,334
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2051	5,090,222	4,832,702
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2051	497,515	472,189
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2051	763,814	722,606
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2026	527	524
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2026	1,632	1,623
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2026	513	511
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2026	596	593
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2026	7,151	7,111
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2026	2,564	2,549
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2026	820	817
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2029	144,736	143,322
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2039	14,316	13,887
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2041	5,196	5,025
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	8,273	7,981
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	53,557	51,749
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	72,264	69,801
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	25,092	24,246
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	11,073	10,686
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	10,709	10,292
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	17,320	16,644
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	36,197	34,785
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	19,556,725	18,784,896
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	15,186	14,527
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	15,313	14,649
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	71,463	68,361
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	13,066	12,498
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	136,376	130,073
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	299,199	285,371
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	400,290	381,790
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	27,230	25,972
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	27,174	25,918
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	2,096	1,999
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	189,345	180,180
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	674,344	641,703
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	3,840	3,664
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	12,395	11,795
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	25,294	24,102
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	1,168,860	1,109,726
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2050	86,563	82,049
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2025	51	50
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2025	34	33
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2030	871	860
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2035	283,851	278,774
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2041	86,790	83,761
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2041	86,700	83,862
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2044	4,354	4,185
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2044	24,341	23,400
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2044	1,323,156	1,278,008
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	295,592	284,056
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	6,551	6,296
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	328,397	315,170
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	90,147	86,234
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	23,974	23,008
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	234,373	224,933
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	50,531	48,196
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	3,679	3,509
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	38,109	36,050
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	432,695	412,698
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	186,106	177,360
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	5,050	4,816
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	783,656	746,704
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	134,150	127,824
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	18,807	17,897
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	68,495	65,180
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	15,644	14,887
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	14,358	13,663
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	39,733	37,909
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	2,070,239	1,964,856
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	57,915	54,967
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	401,311	380,256
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	89,413	84,862
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	350,658	333,027
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2051	362,207	342,779
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2051	1,598,882	1,516,993
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	911,720	856,549
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	335,610	315,301
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2053	4,381,095	4,115,640
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2025	24	23
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2025	139	137
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2026	7,708	7,664
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2026	6,867	6,827
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2034	164,611	161,820
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2037	241	238
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	375,106	362,754
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2042	297,655	287,057
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2042	14,485	13,951
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2042	691,890	666,840
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2044	13,408	12,894
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2044	13,521	12,986
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2044	2,743	2,637
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2044	19,071	18,322
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	35,965	34,516
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	84,258	80,706
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	11,213	10,712
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	11,521	11,046
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047	239,209	228,154
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047	153,940	146,825
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047	364,937	348,071
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	10,864	10,238
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	32,023	30,178
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	271,606	258,459
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	76,935	73,260
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	737,766	702,055
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	1,618,724	1,540,372
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	1,028,680	978,889
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	113,252	107,771
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2049	98,826	93,795
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2050	732,116	693,476
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2050	298,908	283,225
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2025	95	94
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2025	20	19
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2025	299	298
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2026	24,614	24,469
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2026	246	244
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2026	730	727
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2030	23,441	23,147
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2032	6,111	6,074
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2033	171,904	168,990
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2034	15,569	15,306
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2038	3,058	2,978
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	22,464	21,700
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2044	5,496	5,283
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2044	38,696	37,178
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2044	20,157	19,369
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2044	9,332	8,964
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045	8,316	7,981
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045	13,432	12,891
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	4,930	4,710
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	11,713	11,190
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	1,868	1,784
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	90,593	86,548
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	1,336,619	1,276,935
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	226,837	217,487
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	29,536	28,319
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	820,768	782,835
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	311,803	297,393
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	408,237	387,966
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	33,816	32,137
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	13,054	12,406
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	751,089	713,795
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	1,953,714	1,856,705
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	259,665	247,096
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	300,484	285,188
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	47,182	44,780
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	97,603	92,635
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	107,925	102,499
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	5,295,939	5,039,596
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	291,145	273,527
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	5,771,546	5,424,096
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	23,774	22,484
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2025	249	247
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2025	135	134
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2025	351	350
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2025	446	444
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2025	3,825	3,810
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2026	23,335	23,195
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2027	20,259	20,163
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2037	100,140	98,004
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	136,082	131,927
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	32,491	31,505
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2040	207,783	201,047
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2041	41,037	39,641
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2041	41,520	40,182
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2041	6,749	6,518
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2041	3,383	3,268
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2042	476,153	459,606
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	1,997	1,923
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	12,146	11,685
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	25,296	24,340
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	1,842	1,772
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	18,144	17,458
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	16,761	16,188
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	147,678	141,831
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	3,614	3,497
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	65,592	63,065
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	12,876	12,428
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	5,852	5,622
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	11,771	11,316
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	1,821	1,750
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	2,106	2,024
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	6,418	6,160
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	23,218	22,304
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	14,221	13,659
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	14,102	13,560
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	9,655	9,266
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	25,808	24,752
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	19,743	18,936
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	105,490	101,175
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	276,923	265,769
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	3,535	3,397
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	13,305	12,769
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	17,790	17,062
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	3,695	3,546
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	85,819	82,362
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	15,940	15,298
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2046	5,278	5,042
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2046	5,597	5,347
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2046	244,614	234,532
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	64,375	61,400
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	5,928	5,646
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	21,874	20,836
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	661,557	630,982
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	267,541	254,257
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	34,786	33,059
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	112,574	106,985
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	114,253	107,605
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	82,965	78,845
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	1,363,390	1,293,988
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2050	59,509	56,406
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2050	3,015,349	2,858,088
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	869,080	816,490
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	1,156,230	1,085,812
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	687,807	647,206
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	2,902,044	2,726,433
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	1,685,840	1,583,824
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2025	37	36
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2025	34	33
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2025	895	891
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2025	38	37
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2025	6	5
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2026	8,233	8,188
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2026	1,702	1,692
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	1,681	1,632
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	22,951	22,133
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	154,511	149,861
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	7,050	6,832
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	13,710	13,317
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	25,937	25,203
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	2,554	2,470
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	2,311	2,234
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	250,753	242,460
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	9,703	9,368
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	8,221	7,956
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	29,415	28,464
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	19,087	18,409
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	9,247	8,927
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	28,075	27,125
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	37,884	36,535
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	5,172	4,994
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	228,213	220,268
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	622,831	602,651
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	1,475	1,425
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2043	175,459	168,869
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2043	152,853	147,135
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2043	76,978	74,045
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	422,221	405,630
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	1,104,957	1,061,614
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	27,942	26,849
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	430,556	413,478
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	15,140	14,540
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	2,107	2,026
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	26,914	25,899
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	3,045	2,924
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	4,494	4,310
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	56,175	53,878
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	166,237	159,437
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	9,742	9,349
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	25,003	23,980
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	22,084	21,181
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	9,567	9,176
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	9,379	8,995
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	547,291	525,247
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	266,688	255,696
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	194,050	184,414
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	32,429	30,819
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	7,180,656	6,833,086
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	3,514	3,339
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	178,879	169,997
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	11,982	11,402
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	255,156	242,487
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	18,410	17,496
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	32,309	30,705
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	8,377	7,961
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	151,416	143,708
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	4,161,413	3,949,582
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	110,218	104,608
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	3,238,361	3,075,541
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2050	2,480,057	2,354,588
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2050	8,678	8,239
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	3,105,885	2,916,726
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	1,060,047	999,130
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	1,647,901	1,547,538
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	36,002	35,681
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	11,560	11,460
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	11,349	11,237
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2042	8,761	8,669
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2043	863,620	855,195
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	2,938	2,905
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	37,827	37,405
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	20,345	20,118
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	43,257	42,774
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2045	6,434	6,356
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2046	5,299	5,223
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	7,648	7,512
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	308,318	302,853
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	26,333	25,890
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	77,001	75,444
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	3,407	3,338
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	1,308,178	1,279,268
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	32,015	31,317
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2050	1,928,867	1,886,843
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2053	611,308	589,775
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2054	849,367	818,585
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2054	94,054	90,673
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2029	1,308	1,304
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2035	1,179	1,172
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	48,558	48,200
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	16,713	16,565
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	1,478	1,464
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	24,083	23,872
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	18,205	18,052
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	16,576	16,427
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	1,347	1,332
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	653	648
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	4,224	4,169
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	4,035	3,982
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	50,107	49,437
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	2,952	2,914
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	22,925	22,647
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	67,598	66,780
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	18,449	18,226
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	18,934	18,705
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	24,901	24,600
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	3,754	3,700
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	458,608	454,432
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	24,397	23,987
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	22,260	21,887
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	41,056	40,367
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	50,271	49,270
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	38,979	38,203
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	11,185	10,963
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	90,984	89,173
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	841,082	822,757
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	1,172,270	1,146,730
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	865,051	846,204
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	28,228	27,613
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	65,619	64,190
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	145,332	142,165
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2050	187,246	182,582
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2050	5,672,256	5,548,674
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	420,460	405,814
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	207,667	200,433
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	35,474	34,218
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	40,768	39,332
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2053	36,363	35,048
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2029	1,002	998
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	101,469	100,562
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	4,133	4,097
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	35,204	34,882
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	60,321	59,729
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	2,049	2,030
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	5,737	5,684
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	3,741	3,703
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	31,127	30,809
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	77,765	76,739
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	12,369	12,200
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	11,952	11,807
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	926	914
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	16,119	15,924
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	22,220	21,951
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	21,643	21,381
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	46,249	45,588
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2046	199,594	196,056
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	127,381	124,844
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	248,127	242,722
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	13,153	12,866
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	276,203	270,185
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	130,629	127,783
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	29,338	28,699
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	6,419	6,285
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	282,688	276,529
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	44,389	43,408
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	3,775	3,692
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	458,765	448,770
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	748,241	731,939
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	1,914,528	1,872,816
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	420,886	411,716
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	464,047	447,701
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	290,023	279,807
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	497	494
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	166,975	165,585
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	5,540	5,486
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	8,088	8,009
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	3,706	3,669
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	9,004	8,904
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	17,240	17,031
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	4,296	4,244
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	18,122	17,903
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	21,862	21,598
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	3,866	3,819
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	11,459	11,320
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2045	40,520	39,890
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	37,990	37,316
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	9,616	9,455
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	10,701	10,512
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	190,115	185,913
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	17,662	17,272
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	100,409	98,190
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	3,116	3,047
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	64,880	63,446
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	26,245	25,665
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	428,695	419,221
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2050	52,428	51,089
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2050	657,430	641,668
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	2,690,679	2,595,901
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2040	13,808	13,687
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2040	6,180	6,126
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	63,648	63,102
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	45,565	45,161
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	5,643	5,593
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	6,700	6,641
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	9,984	9,881
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	35,246	34,853
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	6,259	6,190
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	21,921	21,676
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	116,426	115,126
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	21,516	21,229
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	94,812	93,132
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	10,274	10,092
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	40,982	40,256
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	117,512	115,429
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	13,589	13,348
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	1,152,020	1,138,801
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	8,518	8,367
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	93,020	91,080
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	66,923	65,528
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	4,497	4,398
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	3,750,928	3,670,378
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2050	878,954	857,881
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2053	3,569,048	3,443,330
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2053	1,794,407	1,730,639
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2055	3,611,991	3,481,092
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2025	76	75
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	926	920
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2040	11,251	11,153
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2040	2,898	2,873
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2040	47,668	47,203
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	9,409	9,337
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	85,571	84,738
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	5,806	5,747
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	14,740	14,608
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	10,750	10,643
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	10,818	10,711
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	2,354	2,330
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	36,056	35,654
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	23,381	23,121
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	20,895	20,636
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	27,708	27,398
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	8,346	8,253
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	40,868	40,412
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	258,167	255,286
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	1,953	1,923
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	2,305	2,269
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	231,997	229,973
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	124,785	122,574
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	2,293	2,253
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	77,374	75,761
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	4,691	4,593
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	1,337,845	1,307,443
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	256,325	250,660
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	38,354	37,518
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	288,275	281,904
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	809,815	791,412
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2050	144,776	141,621
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2050	239,429	233,614
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2053	802,337	773,824
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2025	89	87
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2035	777	773
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2035	1,448	1,438
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2035	610	606
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2040	2,469	2,447
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2040	10,333	10,244
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2040	796	789
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	342,098	338,710
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	16,611	16,464
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	5,103	5,052
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	2,734	2,703
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	35,167	34,774
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	57,531	56,889
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	20,064	19,840
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	14,239	14,076
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	1,904	1,883
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	6,486	6,399
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	71,911	70,546
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	10,126	9,934
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	94,382	92,415
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	75,855	74,274
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	3,784	3,682
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	627,802	613,536
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	526,808	515,330
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2050	227,317	221,796
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2053	930,902	897,821
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2053	364,626	352,694
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2054	2,862,521	2,758,783
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2025	241	239
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2025	242	241
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2035	892	887
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	15,213	15,090
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	25,225	25,009
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	28,978	28,645
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	3,164	3,128
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	15,639	15,460
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	122,265	120,862
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	37,264	36,836
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	18,027	17,820
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	7,902	7,814
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2045	22,739	22,435
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2046	5,121	5,062
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2046	14,019	13,801
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	38,332	37,605
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	2,470	2,423
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	16,653	16,296
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	115,752	113,266
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	6,162	6,030
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	10,999	10,763
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2049	49,850	48,686
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2049	657,556	643,229
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2050	1,113,145	1,086,110
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2053	491,404	475,170
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2053	843,728	816,118
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2053	610,959	589,248
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2053	746,586	722,388
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2025	497	496
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2025	112	111
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2025	28	27
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2028	248	246
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	3,139	3,113
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	2,814,464	2,793,297
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2040	1,004	995
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2042	15,756	15,576
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	9,525	9,416
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	639	632
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	1,185	1,175
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	28,429	28,103
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	1,553	1,533
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	19,202	18,838
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	7,551	7,400
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	20,710	20,317
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	495,546	484,904
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	69,767	68,312
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	9,416	9,159
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	16,811	16,351
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	14,708	14,393
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	5,217	5,105
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	105,136	102,879
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	353,919	346,319
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	6,128	5,995
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	468,068	455,852
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	78,049	76,275
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	12,266	11,980
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	2,873,684	2,810,177
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2053	196,789	189,858
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2054	676,135	651,632
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2025	381	380
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2025	115	113
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2035	383	381
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2038	2,276,366	2,260,669
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	438,906	435,270
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	10,025	9,936
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	11,577	11,482
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	162,028	160,655
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,266	1,256
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,803	1,788
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	884	876
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	2,761	2,738
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	478	475
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	4,073	4,039
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	5,453	5,407
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	13,467	13,355
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	9,914	9,826
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	1,565	1,550
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	4,676	4,635
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	1,538	1,523
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	13,428	13,309
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	660	653
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	23,921	23,712
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2044	6,612	6,536
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2044	3,295	3,257
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2044	10,462	10,378
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	22,108	21,813
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	53,623	52,605
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	94,778	92,891
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	721,927	704,123
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	81,864	80,080
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	6,933	6,782
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	2,657	2,599
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	222,129	217,290
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	1,731,920	1,695,810
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	182,015	178,107
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	118,418	115,653
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2052	464,625	448,730
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2052	936,371	904,339
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2053	121,447	117,131
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2053	577,874	558,602
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2053	885,078	853,625
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2027	1,015	1,011
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2035	1,564	1,553
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	16,294	16,164
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	11,861	11,762
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	2,776	2,757
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	169,821	168,392
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	148,330	147,062
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	11,401	11,306
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	3,685	3,654
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	5,336	5,294
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	6,272	6,219
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	14,826	14,700
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	16,083	15,941
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	331,739	328,847
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	1,275	1,264
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	29,251	28,984
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	19,393	19,231
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	25,162	24,944
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	9,067	8,993
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	419,239	415,627
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	2,853	2,823
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	77,457	76,762
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	18,198	18,018
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	9,801	9,704
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	10,619	10,513
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	7,110	7,028
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	31,077	30,721
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	16,451	16,262
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	30,567	30,217
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	31,555	31,193
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2046	632,638	625,577
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2046	265,500	261,043
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2046	6,239	6,134
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2046	5,024	4,940
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	169,058	165,375
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	13,987	13,682
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	4,480	4,383
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	185,521	181,479
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052	34,559	33,528
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2053	1,704,558	1,643,451
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2053	82,941	79,967
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2029	2,603	2,594
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	35,525	35,314
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	1,024	1,017
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	1,945	1,929
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	275,429	273,148
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	143,218	141,940
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	1,438	1,426
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	9,220	9,139
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	34,134	33,777
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	18,075	17,841
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	2,543	2,512
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2045	1,187	1,175
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2046	22,191	21,818
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	25,822	25,308
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	11,848	11,612
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	4,997	4,898
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2048	334,019	326,742
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2048	204,735	200,275
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2048	9,250	9,048
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2050	197,791	192,863
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2050	161,253	157,236
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2050	209,240	204,681
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2050	258,339	252,711
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2052	423,843	409,079
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2037	11,434	11,563
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2038	9,738	9,851
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2040	9,306	9,429
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2041	16,063	16,264
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	5,822	5,893
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	15,568	15,781
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	23,656	23,980
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	13,000	13,179
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	11,120	11,273
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	27,526	27,903
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	24,758	25,097
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2049	101,694	101,848
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2053	796,692	787,692
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2054	4,394,419	4,329,669
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2025	2,401	2,395
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2035	126,309	127,654
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2035	367	371
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	74,189	75,133
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2043	32,109	32,508
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2043	17,111	17,323
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2044	25,866	26,188
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2045	92,574	93,728
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2047	35,639	35,882
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	7,568,761	7,690,831
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2049	79,413	79,434
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2050	939,000	939,249
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	593,719	587,253
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	232,615	230,205
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	382,386	377,528
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	330,780	327,353
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	6,281,723	6,198,980
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2033	200,890	202,877
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2034	59,183	59,808
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2035	21,089	21,336
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2036	601	608
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2039	2,803	2,837
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2039	61,188	61,939
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2040	30,144	30,517
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2043	80,704	81,810
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	65,021	65,846
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	7,901	7,999
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2048	70,609	70,826
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2049	413,279	413,130
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2049	151,674	151,904
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2049	15,483	15,507
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	23,175,745	22,935,656
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	320,576	317,155
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	345,514	340,315
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2029	12,546	12,638
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2039	6,458	6,538
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2039	15,738	15,944
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2043	29,936	30,346
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2043	49,716	50,333
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2044	4,835	4,895
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	344,291	344,813
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	445,407	445,525
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	61,269	61,362
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	466,965	461,690
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	379,201	374,917
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	330,065	326,646
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	3,044,229	3,008,507
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2032	127,604	128,621
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2036	546	553
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2037	181,765	183,728
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	669	678
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	725	734
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	10,002	10,110
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2040	3,895	3,943
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2041	1,031	1,044
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2045	3,961	4,013
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2047	14,088	14,206
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	216,804	217,133
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	1,139,315	1,142,822
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	53,086	53,366
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	470,160	468,852
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	193,645	191,191
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	940,726	929,510
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	2,706,871	2,669,525
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	154,855	153,009
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	215,363	212,795
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	84,622	83,613
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2054	2,920,416	2,875,560
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2030	25,734	25,923
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2035	510	516
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2036	536	542
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2037	658	666
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2038	655	662
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2038	579	586
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2038	6,083	6,160
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2038	10,670	10,798
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2039	444	449
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2040	10,807	10,940
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2041	2,587	2,619
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2041	25,987	26,320
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2042	18,343	18,570
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	15,731	15,946
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	26,507	26,870
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	3,502	3,550
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	16,278	16,501
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	205,030	205,341
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	117,048	117,225
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2053	29,159	28,811
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2053	573,290	565,738
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2035	36,287	36,696
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2035	123,736	125,119
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2035	17,925	18,133
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2038	12,384	12,536
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2039	1,443	1,459
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	109,070	110,421
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	30,061	30,452
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	2,857	2,893
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	62,166	62,981
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	37,157	37,631
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	33,499	33,923
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	61,074	61,833
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	9,851	9,975
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	32,214	32,623
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	119,943	121,472
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2042	505,500	511,952
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2044	15,041	15,238
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2047	17,508	17,644
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2047	28,868	29,093
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2048	188,167	188,276
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2049	34,832	34,885
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2050	220,282	220,754
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	12,475,302	12,318,775
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2030	3,105	3,129
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2035	690	698
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2036	8,509	8,610
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2038	723	732
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2038	3,253	3,293
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2039	19,461	19,703
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2039	3,065	3,103
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2039	1,451,584	1,459,914
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2040	8,443	8,547
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2040	959	971
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2040	1,934	1,958
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2040	6,848	6,934
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	1,271	1,287
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	16,294	16,502
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	61,928	62,714
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2042	4,750	4,810
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2042	4,069	4,119
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2047	15,045	15,162
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2048	74,650	75,230
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2048	30,122	30,262
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	129,266	127,645
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	723,365	714,289
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	132,776	131,110
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	929,819	918,153
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	827,805	817,419
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	8,512,320	8,392,215
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	893,704	885,283
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	788,120	779,955
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	469,776	463,882
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2054	9,826,027	9,672,034
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035	3,104	3,137
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035	9,942	10,048
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2036	3,856	3,902
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2037	1,248	1,262
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2038	1,024	1,037
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2038	2,286	2,314
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	10,801	10,936
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	5,023	5,081
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	232,156	234,513
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040	19,183	19,423
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040	313	316
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040	2,185	2,213
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	7,002	7,089
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	41,749	42,293
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	109,529	110,931
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	33,519	33,947
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2044	8,982	9,097
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2048	94,804	95,244
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2048	3,517	3,533
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2048	341,868	342,921
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	682,914	674,132
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	657,494	649,244
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2030	18,587	18,745
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	427	431
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2034	372,940	376,878
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2034	13,143	13,282
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	147,804	149,402
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	253,780	256,420
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2037	12,124	12,244
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2037	3,495	3,535
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2038	2,541	2,574
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2039	2,164	2,192
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2039	10,981	11,126
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	988	1,000
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	1,512	1,531
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	1,101	1,115
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	21,564	21,835
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	37,847	38,323
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	22,210	22,500
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2047	17,575	17,711
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2047	30,274	30,509
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2048	211,930	212,582
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	8,019,748	7,914,112
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2030	1,029	1,038
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2030	5,998	6,054
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2033	35,561	35,910
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2035	733	742
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2035	411	416
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2039	12,629	12,791
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2040	1,445	1,463
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2040	2,042	2,069
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	17,118	17,335
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	23,192	23,486
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2043	32,732	33,138
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	29,141	29,522
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2047	22,828	22,983
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2047	96,929	97,682
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	999,369	1,002,445
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	44,338	44,475
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2049	371,806	372,369
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2049	22,643	22,631
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2025	21	20
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2035	23,081	23,313
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2041	17,048	17,264
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2041	14,330	14,512
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2043	195,893	198,326
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2043	1,192	1,207
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2044	3,371	3,413
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	19,432	19,473
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	100,276	100,585
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	3,558	3,536
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	20,225	19,976
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	140,240	138,437
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	86,718	85,636
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	40,246	39,751
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2053	3,376,296	3,331,823
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2034	796	818
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2037	7,647	7,906
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2037	4,192	4,346
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2037	4,193	4,347
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	5,411	5,614
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	7,765	8,038
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	2,662	2,756
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	8,412	8,706
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2039	2,773	2,876
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2039	3,859	4,001
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2040	4,418	4,574
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2040	52,182	54,118
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2041	76,275	79,063
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	112,836	115,379
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	419,538	428,992
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2053	926,343	932,165
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2053	1,042,601	1,048,177
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2054	2,222,688	2,229,712
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2035	182	187
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2035	2,380	2,459
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2035	4,558	4,716
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2036	2,111	2,186
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2037	15,635	16,178
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	10,752,278	10,819,857
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	1,822,160	1,829,627
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	130,726	131,261
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	18,983,818	19,227,714
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	705,733	709,287
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	148,145	148,937
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2033	9,626	9,902
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2033	2,429	2,499
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2035	1,226	1,268
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	175	181
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	5,952	6,158
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	2,269	2,347
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	108,447	112,162
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	164	169
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	180,323	186,609
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	50,356	52,071
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2038	141,317	146,213
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2039	10,127	10,489
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	862,164	867,583
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	953,538	956,551
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2034	2,195	2,266
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	39,606	40,963
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	2,384	2,467
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	12,760	13,199
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	61,788	63,905
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	1,015	1,047
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2036	89,572	92,750
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2037	4,898	5,076
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2037	16,781	17,367
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2037	1,075	1,107
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2038	5,275	5,463
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2038	1,270	1,314
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	38,530	39,970
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	43,065	44,668
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	37,060	38,444
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2041	17,417	18,069
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2041	16,148	16,717
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2048	16,162	16,622
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2053	2,328,367	2,337,908
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2053	2,129,499	2,136,229
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2033	3,495	3,591
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2034	128,757	132,570
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2034	5,130	5,287
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	17,216	17,767
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	51,395	53,062
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	30,322	31,305
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	12,642	13,069
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2037	42,651	44,164
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2037	7,110	7,364
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2037	7,910	8,192
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	30,825	31,895
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	5,788	5,987
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	27,310	28,246
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	7,193	7,424
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2039	156,785	162,072
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2041	10,452	10,816
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	72,282	74,811
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	78,995	81,885
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	23,106	23,947
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	22,438	23,251
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	3,537	3,660
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2049	498,366	509,597
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	2,667,559	2,681,824
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2035	5,391	5,575
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2036	5,408	5,596
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2038	6,147	6,376
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2038	4,982	5,156
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2038	190,943	197,807
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2039	21,331	22,117
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2040	56,428	58,163
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054	273,247	273,940
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2031	6,666	6,709
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2033	1,058	1,089
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2034	4,459	4,592
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2034	92,650	95,495
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2036	11,871	12,271
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2037	764	787
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2038	4,994	5,166
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2039	67,155	69,495
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2040	24,981	25,845
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2053	839,494	843,196
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	858,304	860,480
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2033	32,419	33,333
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2033	14,855	15,265
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2034	25,871	26,638
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2034	7,112	7,324
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2035	250,078	258,296
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2036	14,060	14,534
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2037	20,491	21,222
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	1,757	1,819
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	5,857	6,075
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	17,770	18,436
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	5,752	5,965
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	3,778	3,909
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	38,167	39,594
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2039	34,584	35,870
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2040	188,704	195,325
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2040	74,958	77,585
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2041	7,980	8,276
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2044	19,186	19,893
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2044	399,850	413,077
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2044	21,269	21,985
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	18,841,974	18,889,740
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2027	10,721	10,796
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2033	33,474	34,425
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2033	14,283	14,629
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2033	36,436	37,463
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2036	939	972
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2037	14,253	14,783
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	12,111	12,533
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	49,688	51,505
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	2,992	3,104
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	2,174	2,252
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	13,146	13,621
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2039	1,658,741	1,684,801
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2040	7,632	7,905
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2040	4,224	4,375
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2040	29,079	30,082
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2040	2,344	2,425
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2041	16,391	16,974
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2041	15,095	15,622
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2048	5,502	5,659
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2049	6,801	6,937
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	1,506,975	1,514,563
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	60,748	60,911
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	493,649	495,672
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	424,605	427,406
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	390,259	391,644
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	7,788,539	7,808,284
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	4,530	4,659
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	16,459	16,946
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	6,170	6,346
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	8,092	8,321
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2034	253,278	261,170
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2035	85,194	88,065
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2036	23,418	24,178
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2037	5,026	5,199
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2037	2,271	2,355
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2037	2,064	2,140
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2037	1,682	1,745
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2037	3,614	3,744
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2038	2,684	2,785
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2038	2,439	2,530
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2039	12,548	12,973
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2039	7,585	7,849
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2039	1,868	1,937
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2041	17,250	17,854
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	23,885	24,013
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	150,106	150,507
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	2,200,108	2,209,123
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	86,636	86,991
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	431,027	432,793
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	1,710,816	1,717,826
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	219,193	220,777
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	82,695	83,034
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	9,562,023	9,678,896
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2029	16,204	16,479
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	4,259	4,398
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	3,703	3,826
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	4,362	4,507
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	23,867	24,680
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2039	30,541	31,660
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2039	2,544	2,633
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2040	14,697	15,219
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	18,712,492	18,789,169
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	785,279	788,496
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	2,699,011	2,710,070
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	7,255,698	7,285,429
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	30,313	30,476
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	47,547	47,727
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	938,778	942,624
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2034	6,530	6,734
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2036	68,251	70,224
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2037	5,339	5,534
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2037	35,469	36,756
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2037	11,405	11,803
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2038	5,586	5,796
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2039	133,503	138,417
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2040	44,513	46,066
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2041	18,868	19,572
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2041	98,095	101,727
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2041	301,444	311,049
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	1,012,546	1,016,695
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	2,138,798	2,147,562
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	180,251	181,215
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	136,053	136,611
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	1,212,144	1,217,111
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	81,741	82,076
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	165,391	165,978
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	714,058	716,984
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	564,899	569,165
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	86,277	86,630
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	370,519	372,385
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2035	436	455
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	8,759	9,228
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2053	4,163,949	4,259,000
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2033	126,816	131,816
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2036	163	170
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2036	51	52
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	69,978	73,678
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	251	265
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	245	258
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	1,644	1,732
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	8,329,303	8,485,599
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2032	21,780	22,580
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2032	130,377	135,165
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	47,581	49,574
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2036	25,932	27,261
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2036	230	241
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	962	1,013
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2038	46,174	48,579
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2038	31,449	33,141
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	5,619,847	5,725,302
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	1,820,156	1,852,888
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	18,244,233	18,575,176
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	39,827	41,939
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	510	537
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2052	14,002,030	14,321,656
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2053	18,656,374	18,994,794
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	9,141,890	9,380,569
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	62,459	65,009
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2037	38,400	40,368
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2037	54,637	57,386
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2037	2,334	2,449
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2038	17,707	18,632
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2039	2,876	3,026
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2053	880,072	898,236
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034	23,444	24,401
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2037	4,702	4,931
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	13,603	14,330
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	7,939,250	8,175,062
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	141,859	148,143
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	142,376	148,385
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2036	35,139	36,866
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2036	425	447
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2039	3,722	3,916
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2040	57,343	60,427
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2040	25,837	27,215
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2053	326,236	332,970
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	3,395,252	3,455,355
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2041	17,427	18,345
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2053	5,268,890	5,377,638
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	63,988	66,336
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2037	15,844	16,672
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2040	32,118	33,785
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2040	412	434
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2040	31,534	33,230
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	6,177,931	6,297,719
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2037	6,140	6,464
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	2,363	2,490
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	21,609	22,771
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	71,569	75,400
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	11,056,420	11,263,889
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2036	145	152
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2039	3,438	3,617
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2053	3,755,574	3,823,581
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2036	581	610
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2036	73,278	76,891
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	16,788	17,671
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	36,380	38,191
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2038	33,150	34,889
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2039	54,592	57,467
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2039	17,342	18,249
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2039	20,300	21,391
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2033	4,779	4,998
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	18,219	18,962
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2037	4,249	4,509
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053	61,334	63,473
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053	516,044	534,088
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	1,037,731	1,070,175
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2027	7,287	7,372
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2032	4,159	4,349
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	3,241	3,372
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2036	13,270	14,050
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2037	128,825	136,332
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2037	1,841	1,957
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2037	2,120	2,254
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2038	2,352	2,506
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2038	378	402
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2039	45,870	48,707
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2039	1,293	1,372
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2039	6,027	6,402
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2039	21,119	22,326
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	4,414,152	4,563,192
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2028	3,471	3,493
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2036	2,204	2,340
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2037	1,087	1,157
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2037	27,603	29,332
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	451,073	465,175
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	1,102	1,147
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	17,317	18,023
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2034	19,528	20,532
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2036	2,052	2,172
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2037	12,199	12,927
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2037	7,657	8,141
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2037	169	179
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2037	310	328
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	25,475,182	26,271,643
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	224,107	232,532
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	1,147	1,218
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2039	710	754
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2053	32,960	34,256
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2053	524,736	546,061
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2053	976,248	1,010,141
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2035	915	957
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2037	1,742	1,848
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2035	5,843	6,158
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2053	353,916	367,441
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2053	620,355	641,582
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2054	335,724	346,073
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2031	1,049	1,086
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2038	3,520	3,737
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2039	3,987	4,229
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2035	18,864	19,772
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2035	25,896	27,219
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2036	2,403	2,543
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2040	642	680
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	9,369	9,766
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	14,061	14,628
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	8,773	9,235
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	28,798	30,194
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	26,825	28,043
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	946	984
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2036	719	759
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2036	4,117	4,365
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2026	1,213	1,217
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2031	1,563	1,620
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2032	1,172	1,218
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2032	1,358	1,413
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	79,429	82,770
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2037	984	1,044
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2037	4,906	5,209
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2032	1,750	1,821
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2032	15,286	15,916
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2036	14,572	15,406
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2036	196	195
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2036	1,665	1,730
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2037	290	308
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2038	4,698	4,859
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	389,225	402,185
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	354,261	371,217
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	2,079,395	2,185,097
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	2,012,990	2,113,033
Freddie Mac Gold Pool 1.5% 1/1/2037	2,951,830	2,593,957
Freddie Mac Gold Pool 1.5% 1/1/2051	100,716	76,623
Freddie Mac Gold Pool 1.5% 1/1/2052	879,068	668,233
Freddie Mac Gold Pool 1.5% 1/1/2052	793,619	603,278
Freddie Mac Gold Pool 1.5% 10/1/2036	116,552	102,567
Freddie Mac Gold Pool 1.5% 10/1/2036	379,712	334,151
Freddie Mac Gold Pool 1.5% 10/1/2036	887,464	779,870
Freddie Mac Gold Pool 1.5% 10/1/2036	233,889	205,533
Freddie Mac Gold Pool 1.5% 10/1/2036	1,650,527	1,450,421
Freddie Mac Gold Pool 1.5% 10/1/2036	737,463	648,055
Freddie Mac Gold Pool 1.5% 10/1/2041	5,551,911	4,574,081
Freddie Mac Gold Pool 1.5% 10/1/2051	9,545,236	7,261,874
Freddie Mac Gold Pool 1.5% 10/1/2051	2,916,806	2,219,063
Freddie Mac Gold Pool 1.5% 10/1/2051	137,403	104,534
Freddie Mac Gold Pool 1.5% 11/1/2035	268,872	238,291
Freddie Mac Gold Pool 1.5% 11/1/2036	13,201,259	11,600,770
Freddie Mac Gold Pool 1.5% 11/1/2037	1,559,877	1,370,761
Freddie Mac Gold Pool 1.5% 11/1/2051	8,811,007	6,697,777
Freddie Mac Gold Pool 1.5% 12/1/2050	15,624,571	11,911,356
Freddie Mac Gold Pool 1.5% 12/1/2051	7,778,045	5,912,560
Freddie Mac Gold Pool 1.5% 2/1/2037	216,216	190,003
Freddie Mac Gold Pool 1.5% 3/1/2037	1,138,663	1,000,614
Freddie Mac Gold Pool 1.5% 3/1/2052	2,949,961	2,242,443
Freddie Mac Gold Pool 1.5% 4/1/2052	1,599,419	1,215,814
Freddie Mac Gold Pool 1.5% 4/1/2052	3,226,537	2,452,685
Freddie Mac Gold Pool 1.5% 5/1/2036	2,954,018	2,605,111
Freddie Mac Gold Pool 1.5% 5/1/2051	443,701	337,561
Freddie Mac Gold Pool 1.5% 6/1/2036	839,892	739,116
Freddie Mac Gold Pool 1.5% 6/1/2051	183,661	139,727
Freddie Mac Gold Pool 1.5% 6/1/2051	187,756	142,842
Freddie Mac Gold Pool 1.5% 7/1/2036	14,661,681	12,902,461
Freddie Mac Gold Pool 1.5% 7/1/2041	14,283,734	11,800,240
Freddie Mac Gold Pool 1.5% 8/1/2035	229,233	203,161
Freddie Mac Gold Pool 1.5% 9/1/2051	949,111	722,069
Freddie Mac Gold Pool 2% 1/1/2029	23,107	22,346
Freddie Mac Gold Pool 2% 1/1/2032	63,292	59,734
Freddie Mac Gold Pool 2% 1/1/2036	1,074,931	975,849
Freddie Mac Gold Pool 2% 1/1/2051	215,923,979	173,531,063
Freddie Mac Gold Pool 2% 1/1/2051	11,177,278	9,017,743
Freddie Mac Gold Pool 2% 1/1/2051	482,567	387,823
Freddie Mac Gold Pool 2% 1/1/2052	139,819	112,062
Freddie Mac Gold Pool 2% 1/1/2052	2,015,072	1,638,339
Freddie Mac Gold Pool 2% 1/1/2052	347,225	277,860
Freddie Mac Gold Pool 2% 10/1/2036	389,979	352,326
Freddie Mac Gold Pool 2% 10/1/2036	602,392	544,231
Freddie Mac Gold Pool 2% 10/1/2036	432,546	391,324
Freddie Mac Gold Pool 2% 10/1/2050	3,813,888	3,072,249
Freddie Mac Gold Pool 2% 10/1/2050	67,554	54,586
Freddie Mac Gold Pool 2% 11/1/2035	98,996	89,902
Freddie Mac Gold Pool 2% 11/1/2035	10,740,394	9,753,751
Freddie Mac Gold Pool 2% 11/1/2035	96,320	87,472
Freddie Mac Gold Pool 2% 11/1/2036	4,445,846	4,015,209
Freddie Mac Gold Pool 2% 11/1/2050	4,267,102	3,437,332
Freddie Mac Gold Pool 2% 11/1/2050	1,431,455	1,153,098
Freddie Mac Gold Pool 2% 11/1/2050	1,866,730	1,503,730
Freddie Mac Gold Pool 2% 11/1/2050	3,435,465	2,767,412
Freddie Mac Gold Pool 2% 11/1/2050	9,192,761	7,405,159
Freddie Mac Gold Pool 2% 11/1/2050	219,441	176,769
Freddie Mac Gold Pool 2% 11/1/2050	2,049,347	1,669,408
Freddie Mac Gold Pool 2% 11/1/2051	19,656,004	15,753,892
Freddie Mac Gold Pool 2% 11/1/2051	20,124,955	16,180,059
Freddie Mac Gold Pool 2% 11/1/2051	16,079,824	12,927,855
Freddie Mac Gold Pool 2% 12/1/2035	121,306	110,162
Freddie Mac Gold Pool 2% 12/1/2036	273,629	247,039
Freddie Mac Gold Pool 2% 12/1/2040	4,989,179	4,283,966
Freddie Mac Gold Pool 2% 12/1/2050	9,684,731	7,801,462
Freddie Mac Gold Pool 2% 12/1/2050	31,399	25,342
Freddie Mac Gold Pool 2% 12/1/2050	2,981,832	2,401,992
Freddie Mac Gold Pool 2% 12/1/2051	24,685,731	20,001,117
Freddie Mac Gold Pool 2% 12/1/2051	2,864,331	2,327,032
Freddie Mac Gold Pool 2% 12/1/2051	8,311,558	6,661,546
Freddie Mac Gold Pool 2% 12/1/2051	301,994	242,043
Freddie Mac Gold Pool 2% 2/1/2028	35,726	34,702
Freddie Mac Gold Pool 2% 2/1/2036	11,803,657	10,715,652
Freddie Mac Gold Pool 2% 2/1/2051	6,411,555	5,152,758
Freddie Mac Gold Pool 2% 2/1/2052	475,645	381,071
Freddie Mac Gold Pool 2% 3/1/2028	45,472	44,103
Freddie Mac Gold Pool 2% 3/1/2036	1,268,425	1,149,526
Freddie Mac Gold Pool 2% 3/1/2051	48,639,652	39,090,102
Freddie Mac Gold Pool 2% 3/1/2051	10,326,707	8,299,238
Freddie Mac Gold Pool 2% 3/1/2051	8,253,254	6,648,346
Freddie Mac Gold Pool 2% 3/1/2052	87,101	69,783
Freddie Mac Gold Pool 2% 3/1/2052	4,086,498	3,299,510
Freddie Mac Gold Pool 2% 3/1/2052	12,712,205	10,295,836
Freddie Mac Gold Pool 2% 3/1/2052	1,986,064	1,589,308
Freddie Mac Gold Pool 2% 4/1/2036	38,114,186	34,541,446
Freddie Mac Gold Pool 2% 4/1/2042	20,484,951	17,603,493
Freddie Mac Gold Pool 2% 4/1/2052	8,873,301	7,164,457
Freddie Mac Gold Pool 2% 4/1/2052	4,855,934	3,926,836
Freddie Mac Gold Pool 2% 4/1/2052	530,313	424,869
Freddie Mac Gold Pool 2% 5/1/2028	40,708	39,453
Freddie Mac Gold Pool 2% 5/1/2035	18,084	16,502
Freddie Mac Gold Pool 2% 5/1/2051	23,373,952	18,784,883
Freddie Mac Gold Pool 2% 5/1/2051	667,468	543,306
Freddie Mac Gold Pool 2% 6/1/2028	29,330	28,385
Freddie Mac Gold Pool 2% 6/1/2050	74,392	60,019
Freddie Mac Gold Pool 2% 7/1/2051	27,422,645	22,210,077
Freddie Mac Gold Pool 2% 7/1/2051	2,789,563	2,278,494
Freddie Mac Gold Pool 2% 8/1/2031	57,822	54,604
Freddie Mac Gold Pool 2% 8/1/2050	1,959,979	1,578,846
Freddie Mac Gold Pool 2% 8/1/2051	921,950	740,653
Freddie Mac Gold Pool 2% 8/1/2051	260,442	209,227
Freddie Mac Gold Pool 2% 8/1/2051	772,097	621,957
Freddie Mac Gold Pool 2% 9/1/2035	25,931,382	23,565,460
Freddie Mac Gold Pool 2% 9/1/2041	59,418,704	50,791,524
Freddie Mac Gold Pool 2% 9/1/2050	2,355,165	1,897,185
Freddie Mac Gold Pool 2% 9/1/2050	105,608	85,072
Freddie Mac Gold Pool 2% 9/1/2050	12,601,255	10,150,845
Freddie Mac Gold Pool 2% 9/1/2051	31,338,706	25,176,103
Freddie Mac Gold Pool 2% 9/1/2051	370,862	297,934
Freddie Mac Gold Pool 2.5% 1/1/2030	7,244	6,989
Freddie Mac Gold Pool 2.5% 1/1/2031	143,225	137,334
Freddie Mac Gold Pool 2.5% 1/1/2032	27,756	26,473
Freddie Mac Gold Pool 2.5% 1/1/2035	919,259	862,382
Freddie Mac Gold Pool 2.5% 1/1/2037	18,140	16,819
Freddie Mac Gold Pool 2.5% 1/1/2052	810,865	679,936
Freddie Mac Gold Pool 2.5% 1/1/2052	795,956	665,941
Freddie Mac Gold Pool 2.5% 1/1/2052	11,159,672	9,336,811
Freddie Mac Gold Pool 2.5% 10/1/2029	96,974	93,707
Freddie Mac Gold Pool 2.5% 10/1/2031	87,129	83,217
Freddie Mac Gold Pool 2.5% 10/1/2031	8,570	8,185
Freddie Mac Gold Pool 2.5% 10/1/2031	31,786	30,323
Freddie Mac Gold Pool 2.5% 10/1/2032	416,780	395,977
Freddie Mac Gold Pool 2.5% 10/1/2034	533,672	502,320
Freddie Mac Gold Pool 2.5% 10/1/2034	8,490	7,991
Freddie Mac Gold Pool 2.5% 10/1/2034	313,373	294,964
Freddie Mac Gold Pool 2.5% 10/1/2039	16,807	14,973
Freddie Mac Gold Pool 2.5% 10/1/2049	596,159	504,369
Freddie Mac Gold Pool 2.5% 10/1/2049	431,094	366,201
Freddie Mac Gold Pool 2.5% 10/1/2050	23,098,897	19,470,208
Freddie Mac Gold Pool 2.5% 10/1/2050	23,080,974	19,635,421
Freddie Mac Gold Pool 2.5% 10/1/2051	11,452,424	9,613,953
Freddie Mac Gold Pool 2.5% 10/1/2051	2,346,927	1,970,172
Freddie Mac Gold Pool 2.5% 10/1/2051	112,643	94,560
Freddie Mac Gold Pool 2.5% 10/1/2051	21,415,020	17,917,013
Freddie Mac Gold Pool 2.5% 10/1/2053	14,144,792	11,860,852
Freddie Mac Gold Pool 2.5% 11/1/2034	607,437	571,752
Freddie Mac Gold Pool 2.5% 11/1/2035	795,345	741,164
Freddie Mac Gold Pool 2.5% 11/1/2037	145,472	134,653
Freddie Mac Gold Pool 2.5% 11/1/2037	125,317	116,115
Freddie Mac Gold Pool 2.5% 11/1/2049	783,611	662,959
Freddie Mac Gold Pool 2.5% 11/1/2050	12,041,636	10,221,469
Freddie Mac Gold Pool 2.5% 11/1/2051	12,301,325	10,315,047
Freddie Mac Gold Pool 2.5% 11/1/2051	10,068,841	8,443,039
Freddie Mac Gold Pool 2.5% 11/1/2051	999,900	836,573
Freddie Mac Gold Pool 2.5% 11/1/2051	2,000,000	1,677,063
Freddie Mac Gold Pool 2.5% 12/1/2029	214,848	207,716
Freddie Mac Gold Pool 2.5% 12/1/2032	12,972	12,313
Freddie Mac Gold Pool 2.5% 12/1/2034	52,951	49,675
Freddie Mac Gold Pool 2.5% 12/1/2035	328,526	305,633
Freddie Mac Gold Pool 2.5% 12/1/2049	4,176,744	3,533,656
Freddie Mac Gold Pool 2.5% 12/1/2051	21,013,074	17,731,755
Freddie Mac Gold Pool 2.5% 12/1/2051	999,900	836,573
Freddie Mac Gold Pool 2.5% 12/1/2051	1,133,284	948,170
Freddie Mac Gold Pool 2.5% 12/1/2051	2,390,006	1,999,614
Freddie Mac Gold Pool 2.5% 2/1/2030	228,868	221,172
Freddie Mac Gold Pool 2.5% 2/1/2032	17,918	17,081
Freddie Mac Gold Pool 2.5% 2/1/2032	171,816	163,601
Freddie Mac Gold Pool 2.5% 2/1/2032	13,140	12,538
Freddie Mac Gold Pool 2.5% 2/1/2033	397,311	377,116
Freddie Mac Gold Pool 2.5% 2/1/2035	165,903	155,638
Freddie Mac Gold Pool 2.5% 2/1/2037	460,155	426,507
Freddie Mac Gold Pool 2.5% 2/1/2050	433,701	366,112
Freddie Mac Gold Pool 2.5% 2/1/2051	677,204	572,512
Freddie Mac Gold Pool 2.5% 2/1/2052	48,407,132	40,545,518
Freddie Mac Gold Pool 2.5% 2/1/2052	818,120	685,253
Freddie Mac Gold Pool 2.5% 2/1/2052	793,527	664,653
Freddie Mac Gold Pool 2.5% 2/1/2052	821,905	688,423
Freddie Mac Gold Pool 2.5% 2/1/2052	999,900	836,573
Freddie Mac Gold Pool 2.5% 3/1/2028	190,522	186,066
Freddie Mac Gold Pool 2.5% 3/1/2028	27,893	27,192
Freddie Mac Gold Pool 2.5% 3/1/2030	2,666	2,570
Freddie Mac Gold Pool 2.5% 3/1/2031	21,000	20,116
Freddie Mac Gold Pool 2.5% 3/1/2032	2,148,104	2,047,769
Freddie Mac Gold Pool 2.5% 3/1/2033	373,008	353,857
Freddie Mac Gold Pool 2.5% 3/1/2033	43,286	41,108
Freddie Mac Gold Pool 2.5% 3/1/2035	1,288,244	1,204,512
Freddie Mac Gold Pool 2.5% 3/1/2037	155,922	144,521
Freddie Mac Gold Pool 2.5% 3/1/2052	41,299	34,592
Freddie Mac Gold Pool 2.5% 3/1/2052	19,399,803	16,249,156
Freddie Mac Gold Pool 2.5% 4/1/2027	112,874	110,980
Freddie Mac Gold Pool 2.5% 4/1/2027	134,659	132,542
Freddie Mac Gold Pool 2.5% 4/1/2031	531,898	509,254
Freddie Mac Gold Pool 2.5% 4/1/2032	13,602	12,955
Freddie Mac Gold Pool 2.5% 4/1/2033	108,331	102,620
Freddie Mac Gold Pool 2.5% 4/1/2033	7,397	7,028
Freddie Mac Gold Pool 2.5% 4/1/2035	606,111	566,715
Freddie Mac Gold Pool 2.5% 4/1/2042	9,395,626	8,227,927
Freddie Mac Gold Pool 2.5% 4/1/2052	11,061,083	9,264,695
Freddie Mac Gold Pool 2.5% 4/1/2052	22,285,653	18,708,112
Freddie Mac Gold Pool 2.5% 4/1/2052	531,596	444,763
Freddie Mac Gold Pool 2.5% 5/1/2035	971,325	908,191
Freddie Mac Gold Pool 2.5% 5/1/2051	29,567,652	24,858,084
Freddie Mac Gold Pool 2.5% 5/1/2052	412,519	345,524
Freddie Mac Gold Pool 2.5% 6/1/2030	83,970	80,845
Freddie Mac Gold Pool 2.5% 6/1/2031	21,258	20,332
Freddie Mac Gold Pool 2.5% 6/1/2032	39,775	37,754
Freddie Mac Gold Pool 2.5% 6/1/2034	43,890	41,366
Freddie Mac Gold Pool 2.5% 6/1/2035	2,182,432	2,040,580
Freddie Mac Gold Pool 2.5% 6/1/2035	78,337	73,246
Freddie Mac Gold Pool 2.5% 6/1/2037	175,328	162,453
Freddie Mac Gold Pool 2.5% 6/1/2050	3,792,311	3,201,304
Freddie Mac Gold Pool 2.5% 7/1/2028	3,967	3,860
Freddie Mac Gold Pool 2.5% 7/1/2030	21,541	20,783
Freddie Mac Gold Pool 2.5% 7/1/2030	1,521,846	1,464,421
Freddie Mac Gold Pool 2.5% 7/1/2031	10,431	9,981
Freddie Mac Gold Pool 2.5% 7/1/2031	36,346	34,782
Freddie Mac Gold Pool 2.5% 7/1/2033	114,013	108,272
Freddie Mac Gold Pool 2.5% 7/1/2035	3,223,069	3,008,542
Freddie Mac Gold Pool 2.5% 7/1/2049	87,122	73,708
Freddie Mac Gold Pool 2.5% 7/1/2050	12,745,597	10,759,277
Freddie Mac Gold Pool 2.5% 7/1/2050	1,620,701	1,371,164
Freddie Mac Gold Pool 2.5% 7/1/2051	58,843,493	49,397,283
Freddie Mac Gold Pool 2.5% 7/1/2051	72,237	60,641
Freddie Mac Gold Pool 2.5% 7/1/2051	8,333,516	6,995,728
Freddie Mac Gold Pool 2.5% 7/1/2052	2,105,094	1,761,240
Freddie Mac Gold Pool 2.5% 8/1/2025	2,130	2,116
Freddie Mac Gold Pool 2.5% 8/1/2031	450,266	430,456
Freddie Mac Gold Pool 2.5% 8/1/2031	9,068	8,656
Freddie Mac Gold Pool 2.5% 8/1/2031	61,274	58,579
Freddie Mac Gold Pool 2.5% 8/1/2034	348,643	328,161
Freddie Mac Gold Pool 2.5% 8/1/2035	5,383,152	5,024,850
Freddie Mac Gold Pool 2.5% 8/1/2046	7,018	6,058
Freddie Mac Gold Pool 2.5% 8/1/2051	13,339,269	11,197,901
Freddie Mac Gold Pool 2.5% 8/1/2051	15,328,092	12,867,456
Freddie Mac Gold Pool 2.5% 9/1/2026	10,426	10,280
Freddie Mac Gold Pool 2.5% 9/1/2031	13,026	12,447
Freddie Mac Gold Pool 2.5% 9/1/2031	10,686	10,201
Freddie Mac Gold Pool 2.5% 9/1/2031	310,336	296,545
Freddie Mac Gold Pool 2.5% 9/1/2032	37,624	35,748
Freddie Mac Gold Pool 2.5% 9/1/2032	7,807	7,432
Freddie Mac Gold Pool 2.5% 9/1/2032	7,527	7,155
Freddie Mac Gold Pool 2.5% 9/1/2034	53,366	50,231
Freddie Mac Gold Pool 2.5% 9/1/2035	5,836,393	5,447,923
Freddie Mac Gold Pool 2.5% 9/1/2050	24,311,024	20,491,917
Freddie Mac Gold Pool 2.5% 9/1/2051	2,003,806	1,682,133
Freddie Mac Gold Pool 2.5% 9/1/2051	10,866,130	9,121,778
Freddie Mac Gold Pool 2.5% 9/1/2051	2,431,703	2,041,339
Freddie Mac Gold Pool 3% 1/1/2027	3,124	3,080
Freddie Mac Gold Pool 3% 1/1/2027	33,002	32,527
Freddie Mac Gold Pool 3% 1/1/2028	3,991	3,920
Freddie Mac Gold Pool 3% 1/1/2028	4,739	4,653
Freddie Mac Gold Pool 3% 1/1/2029	6,642	6,511
Freddie Mac Gold Pool 3% 1/1/2031	9,296	9,026
Freddie Mac Gold Pool 3% 1/1/2033	190,320	183,025
Freddie Mac Gold Pool 3% 1/1/2033	1,756,377	1,688,525
Freddie Mac Gold Pool 3% 1/1/2040	19,838	18,302
Freddie Mac Gold Pool 3% 1/1/2043	35,278	32,054
Freddie Mac Gold Pool 3% 1/1/2043	273,526	248,940
Freddie Mac Gold Pool 3% 1/1/2043	10,758	9,788
Freddie Mac Gold Pool 3% 1/1/2044	493,410	448,443
Freddie Mac Gold Pool 3% 1/1/2045	241,357	217,599
Freddie Mac Gold Pool 3% 1/1/2047	10,309,802	9,217,147
Freddie Mac Gold Pool 3% 1/1/2048	215,667	192,069
Freddie Mac Gold Pool 3% 1/1/2050	351,538	309,915
Freddie Mac Gold Pool 3% 1/1/2050	139,427	122,918
Freddie Mac Gold Pool 3% 1/1/2050	2,221,101	1,958,114
Freddie Mac Gold Pool 3% 1/1/2050	1,218,568	1,074,284
Freddie Mac Gold Pool 3% 10/1/2026	25,172	24,843
Freddie Mac Gold Pool 3% 10/1/2028	236,394	231,391
Freddie Mac Gold Pool 3% 10/1/2028	2,899	2,839
Freddie Mac Gold Pool 3% 10/1/2028	3,926	3,868
Freddie Mac Gold Pool 3% 10/1/2028	181,274	177,436
Freddie Mac Gold Pool 3% 10/1/2029	22,784	22,225
Freddie Mac Gold Pool 3% 10/1/2029	31,695	30,908
Freddie Mac Gold Pool 3% 10/1/2030	123,243	119,709
Freddie Mac Gold Pool 3% 10/1/2030	54,123	52,481
Freddie Mac Gold Pool 3% 10/1/2030	35,172	34,114
Freddie Mac Gold Pool 3% 10/1/2032	26,861	25,886
Freddie Mac Gold Pool 3% 10/1/2033	32,387	31,220
Freddie Mac Gold Pool 3% 10/1/2039	20,284	18,713
Freddie Mac Gold Pool 3% 10/1/2042	9,558	8,719
Freddie Mac Gold Pool 3% 10/1/2042	13,692	12,453
Freddie Mac Gold Pool 3% 10/1/2042	140,153	127,480
Freddie Mac Gold Pool 3% 10/1/2042	25,296	23,044
Freddie Mac Gold Pool 3% 10/1/2042	240,301	218,677
Freddie Mac Gold Pool 3% 10/1/2043	18,166	16,540
Freddie Mac Gold Pool 3% 10/1/2043	6,966	6,323
Freddie Mac Gold Pool 3% 10/1/2043	239,658	218,136
Freddie Mac Gold Pool 3% 10/1/2047	277,213	246,881
Freddie Mac Gold Pool 3% 10/1/2049	3,423,027	3,023,075
Freddie Mac Gold Pool 3% 10/1/2049	11,745	10,373
Freddie Mac Gold Pool 3% 10/1/2049	579,377	511,681
Freddie Mac Gold Pool 3% 10/1/2049	1,229,245	1,085,618
Freddie Mac Gold Pool 3% 10/1/2050	16,466,535	14,480,806
Freddie Mac Gold Pool 3% 10/1/2050	560,155	493,305
Freddie Mac Gold Pool 3% 11/1/2029	4,841	4,718
Freddie Mac Gold Pool 3% 11/1/2030	341,761	334,088
Freddie Mac Gold Pool 3% 11/1/2031	170,676	165,939
Freddie Mac Gold Pool 3% 11/1/2032	28,753	27,702
Freddie Mac Gold Pool 3% 11/1/2032	75,934	73,274
Freddie Mac Gold Pool 3% 11/1/2042	49,642	45,066
Freddie Mac Gold Pool 3% 11/1/2042	33,583	30,619
Freddie Mac Gold Pool 3% 11/1/2047	14,045	12,508
Freddie Mac Gold Pool 3% 11/1/2049	16,867	14,870
Freddie Mac Gold Pool 3% 11/1/2050	6,774,884	5,957,888
Freddie Mac Gold Pool 3% 12/1/2026	752	742
Freddie Mac Gold Pool 3% 12/1/2029	343,113	334,351
Freddie Mac Gold Pool 3% 12/1/2032	155,766	150,027
Freddie Mac Gold Pool 3% 12/1/2032	38,045	36,633
Freddie Mac Gold Pool 3% 12/1/2032	188,926	181,896
Freddie Mac Gold Pool 3% 12/1/2042	11,592	10,556
Freddie Mac Gold Pool 3% 12/1/2042	4,990,730	4,563,894
Freddie Mac Gold Pool 3% 12/1/2042	14,078	12,798
Freddie Mac Gold Pool 3% 12/1/2042	34,704	31,598
Freddie Mac Gold Pool 3% 12/1/2047	60,181	53,596
Freddie Mac Gold Pool 3% 12/1/2049	2,111,770	1,861,728
Freddie Mac Gold Pool 3% 12/1/2049	231,932	204,470
Freddie Mac Gold Pool 3% 12/1/2049	867,378	764,677
Freddie Mac Gold Pool 3% 12/1/2049	360,895	318,163
Freddie Mac Gold Pool 3% 12/1/2050	142,250	125,095
Freddie Mac Gold Pool 3% 2/1/2027	115,281	113,625
Freddie Mac Gold Pool 3% 2/1/2027	66,731	65,746
Freddie Mac Gold Pool 3% 2/1/2028	4,651	4,562
Freddie Mac Gold Pool 3% 2/1/2030	2,396	2,333
Freddie Mac Gold Pool 3% 2/1/2030	19,360	18,904
Freddie Mac Gold Pool 3% 2/1/2030	28,923	28,192
Freddie Mac Gold Pool 3% 2/1/2030	24,676	24,053
Freddie Mac Gold Pool 3% 2/1/2033	18,906	18,149
Freddie Mac Gold Pool 3% 2/1/2033	440,962	424,847
Freddie Mac Gold Pool 3% 2/1/2033	118,554	113,969
Freddie Mac Gold Pool 3% 2/1/2037	35,125	33,376
Freddie Mac Gold Pool 3% 2/1/2040	72,822	67,181
Freddie Mac Gold Pool 3% 2/1/2043	200,439	183,013
Freddie Mac Gold Pool 3% 2/1/2043	138,842	126,239
Freddie Mac Gold Pool 3% 2/1/2043	254,894	231,609
Freddie Mac Gold Pool 3% 2/1/2043	7,509	6,837
Freddie Mac Gold Pool 3% 2/1/2043	36,052	32,861
Freddie Mac Gold Pool 3% 2/1/2047	751,115	671,510
Freddie Mac Gold Pool 3% 2/1/2047	916,526	819,391
Freddie Mac Gold Pool 3% 2/1/2048	11,535	10,260
Freddie Mac Gold Pool 3% 2/1/2050	163,175	143,854
Freddie Mac Gold Pool 3% 2/1/2050	641,421	568,681
Freddie Mac Gold Pool 3% 3/1/2032	673,011	650,056
Freddie Mac Gold Pool 3% 3/1/2033	8,196	7,880
Freddie Mac Gold Pool 3% 3/1/2033	35,330	34,029
Freddie Mac Gold Pool 3% 3/1/2033	232,679	223,682
Freddie Mac Gold Pool 3% 3/1/2040	474,394	437,644
Freddie Mac Gold Pool 3% 3/1/2043	76,875	69,855
Freddie Mac Gold Pool 3% 3/1/2043	23,276	21,161
Freddie Mac Gold Pool 3% 3/1/2043	128,614	117,685
Freddie Mac Gold Pool 3% 3/1/2043	123,270	112,297
Freddie Mac Gold Pool 3% 3/1/2043	6,165	5,626
Freddie Mac Gold Pool 3% 3/1/2045	116,569	104,652
Freddie Mac Gold Pool 3% 3/1/2045	200,000	179,554
Freddie Mac Gold Pool 3% 3/1/2045	194,740	174,831
Freddie Mac Gold Pool 3% 3/1/2047	2,106,677	1,883,407
Freddie Mac Gold Pool 3% 3/1/2048	145,402	129,231
Freddie Mac Gold Pool 3% 3/1/2050	303,753	267,597
Freddie Mac Gold Pool 3% 3/1/2050	1,239,449	1,098,890
Freddie Mac Gold Pool 3% 3/1/2050	861,729	759,697
Freddie Mac Gold Pool 3% 3/1/2051	52,839	46,434
Freddie Mac Gold Pool 3% 4/1/2027	10,661	10,508
Freddie Mac Gold Pool 3% 4/1/2027	5,309	5,235
Freddie Mac Gold Pool 3% 4/1/2028	3,802	3,726
Freddie Mac Gold Pool 3% 4/1/2028	12,125	11,883
Freddie Mac Gold Pool 3% 4/1/2029	2,367	2,313
Freddie Mac Gold Pool 3% 4/1/2030	5,447	5,298
Freddie Mac Gold Pool 3% 4/1/2030	31,119	30,268
Freddie Mac Gold Pool 3% 4/1/2030	189,486	184,640
Freddie Mac Gold Pool 3% 4/1/2033	20,272	19,482
Freddie Mac Gold Pool 3% 4/1/2034	17,990	17,300
Freddie Mac Gold Pool 3% 4/1/2035	503,677	480,489
Freddie Mac Gold Pool 3% 4/1/2038	1,804,577	1,708,526
Freddie Mac Gold Pool 3% 4/1/2043	430,088	391,312
Freddie Mac Gold Pool 3% 4/1/2043	4,838	4,398
Freddie Mac Gold Pool 3% 4/1/2043	19,927	18,180
Freddie Mac Gold Pool 3% 4/1/2045	148,231	133,587
Freddie Mac Gold Pool 3% 4/1/2045	10,478	9,436
Freddie Mac Gold Pool 3% 4/1/2045	5,040	4,478
Freddie Mac Gold Pool 3% 4/1/2047	61,351	54,849
Freddie Mac Gold Pool 3% 4/1/2050	2,830,620	2,509,616
Freddie Mac Gold Pool 3% 4/1/2050	220,153	193,949
Freddie Mac Gold Pool 3% 4/1/2051	374,680	328,443
Freddie Mac Gold Pool 3% 4/1/2052	5,436,512	4,748,634
Freddie Mac Gold Pool 3% 4/1/2052	757,063	663,401
Freddie Mac Gold Pool 3% 5/1/2027	4,106	4,042
Freddie Mac Gold Pool 3% 5/1/2028	10,816	10,606
Freddie Mac Gold Pool 3% 5/1/2029	107,668	105,854
Freddie Mac Gold Pool 3% 5/1/2030	6,017	5,848
Freddie Mac Gold Pool 3% 5/1/2030	8,492	8,281
Freddie Mac Gold Pool 3% 5/1/2032	727,300	702,033
Freddie Mac Gold Pool 3% 5/1/2043	1,073,181	974,635
Freddie Mac Gold Pool 3% 5/1/2043	47,210	43,026
Freddie Mac Gold Pool 3% 5/1/2043	162,045	147,231
Freddie Mac Gold Pool 3% 5/1/2043	89,678	81,467
Freddie Mac Gold Pool 3% 5/1/2043	155,633	141,884
Freddie Mac Gold Pool 3% 5/1/2043	52,302	47,331
Freddie Mac Gold Pool 3% 5/1/2045	357,976	321,379
Freddie Mac Gold Pool 3% 5/1/2049	22,081	19,536
Freddie Mac Gold Pool 3% 5/1/2050	312,441	275,251
Freddie Mac Gold Pool 3% 5/1/2052	812,807	709,328
Freddie Mac Gold Pool 3% 6/1/2028	26,008	25,520
Freddie Mac Gold Pool 3% 6/1/2028	138,617	136,235
Freddie Mac Gold Pool 3% 6/1/2030	162,680	158,177
Freddie Mac Gold Pool 3% 6/1/2030	5,991	5,829
Freddie Mac Gold Pool 3% 6/1/2031	6,286	6,085
Freddie Mac Gold Pool 3% 6/1/2038	922,376	873,281
Freddie Mac Gold Pool 3% 6/1/2039	56,140	51,879
Freddie Mac Gold Pool 3% 6/1/2043	11,106	10,081
Freddie Mac Gold Pool 3% 6/1/2043	7,176	6,514
Freddie Mac Gold Pool 3% 6/1/2043	535,102	486,987
Freddie Mac Gold Pool 3% 6/1/2043	93,785	85,722
Freddie Mac Gold Pool 3% 6/1/2043	67,133	61,106
Freddie Mac Gold Pool 3% 6/1/2043	64,811	58,865
Freddie Mac Gold Pool 3% 6/1/2043	93,366	84,931
Freddie Mac Gold Pool 3% 6/1/2043	44,535	40,437
Freddie Mac Gold Pool 3% 6/1/2045	952,861	855,448
Freddie Mac Gold Pool 3% 6/1/2045	22,121	19,859
Freddie Mac Gold Pool 3% 6/1/2049	20,779	18,383
Freddie Mac Gold Pool 3% 6/1/2049	65,275	57,750
Freddie Mac Gold Pool 3% 6/1/2050	14,007	12,335
Freddie Mac Gold Pool 3% 6/1/2053	937,933	817,938
Freddie Mac Gold Pool 3% 7/1/2027	144,830	142,405
Freddie Mac Gold Pool 3% 7/1/2028	4,871	4,766
Freddie Mac Gold Pool 3% 7/1/2028	3,452	3,392
Freddie Mac Gold Pool 3% 7/1/2028	3,180	3,116
Freddie Mac Gold Pool 3% 7/1/2028	4,055	3,979
Freddie Mac Gold Pool 3% 7/1/2029	107,510	104,992
Freddie Mac Gold Pool 3% 7/1/2032	138,546	133,514
Freddie Mac Gold Pool 3% 7/1/2032	327,459	317,208
Freddie Mac Gold Pool 3% 7/1/2033	228,590	220,352
Freddie Mac Gold Pool 3% 7/1/2038	292,484	276,916
Freddie Mac Gold Pool 3% 7/1/2038	710,507	672,690
Freddie Mac Gold Pool 3% 7/1/2042	17,383	15,877
Freddie Mac Gold Pool 3% 7/1/2042	296,835	270,726
Freddie Mac Gold Pool 3% 7/1/2043	2,143,760	1,946,536
Freddie Mac Gold Pool 3% 7/1/2043	9,616	8,730
Freddie Mac Gold Pool 3% 7/1/2043	110,075	100,019
Freddie Mac Gold Pool 3% 7/1/2043	121,850	111,134
Freddie Mac Gold Pool 3% 7/1/2043	125,230	113,770
Freddie Mac Gold Pool 3% 7/1/2043	53,546	48,475
Freddie Mac Gold Pool 3% 7/1/2043	40,726	36,999
Freddie Mac Gold Pool 3% 7/1/2045	31,510	28,377
Freddie Mac Gold Pool 3% 7/1/2045	1,522,370	1,366,735
Freddie Mac Gold Pool 3% 7/1/2045	36,147	32,452
Freddie Mac Gold Pool 3% 7/1/2047	7,836	6,996
Freddie Mac Gold Pool 3% 7/1/2049	12,846	11,365
Freddie Mac Gold Pool 3% 7/1/2049	1,428,909	1,264,185
Freddie Mac Gold Pool 3% 7/1/2051	229,208	200,779
Freddie Mac Gold Pool 3% 8/1/2027	6,092	5,991
Freddie Mac Gold Pool 3% 8/1/2028	898	882
Freddie Mac Gold Pool 3% 8/1/2028	1,967	1,928
Freddie Mac Gold Pool 3% 8/1/2030	273,021	265,455
Freddie Mac Gold Pool 3% 8/1/2030	11,142	10,813
Freddie Mac Gold Pool 3% 8/1/2031	11,569	11,197
Freddie Mac Gold Pool 3% 8/1/2032	533,357	514,324
Freddie Mac Gold Pool 3% 8/1/2033	329,208	317,343
Freddie Mac Gold Pool 3% 8/1/2042	20,224	18,395
Freddie Mac Gold Pool 3% 8/1/2043	25,038	22,726
Freddie Mac Gold Pool 3% 8/1/2043	14,892	13,545
Freddie Mac Gold Pool 3% 8/1/2043	10,498	9,525
Freddie Mac Gold Pool 3% 8/1/2043	31,989	29,055
Freddie Mac Gold Pool 3% 8/1/2043	30,434	27,624
Freddie Mac Gold Pool 3% 8/1/2043	6,750	6,132
Freddie Mac Gold Pool 3% 8/1/2043	65,100	59,037
Freddie Mac Gold Pool 3% 8/1/2043	17,732	16,172
Freddie Mac Gold Pool 3% 8/1/2043	5,353	4,850
Freddie Mac Gold Pool 3% 8/1/2043	6,959	6,345
Freddie Mac Gold Pool 3% 8/1/2043	7,936	7,201
Freddie Mac Gold Pool 3% 8/1/2047	14,643	13,073
Freddie Mac Gold Pool 3% 8/1/2047	33,418	29,762
Freddie Mac Gold Pool 3% 8/1/2049	264,204	233,334
Freddie Mac Gold Pool 3% 8/1/2050	42,002	37,029
Freddie Mac Gold Pool 3% 8/1/2051	27,346	23,954
Freddie Mac Gold Pool 3% 8/1/2051	1,136,579	991,348
Freddie Mac Gold Pool 3% 8/1/2052	40,266,063	35,687,135
Freddie Mac Gold Pool 3% 9/1/2028	21,365	20,922
Freddie Mac Gold Pool 3% 9/1/2029	17,005	16,554
Freddie Mac Gold Pool 3% 9/1/2030	155,264	150,798
Freddie Mac Gold Pool 3% 9/1/2032	17,723	17,085
Freddie Mac Gold Pool 3% 9/1/2032	79,914	76,890
Freddie Mac Gold Pool 3% 9/1/2033	442,863	426,903
Freddie Mac Gold Pool 3% 9/1/2034	172,522	165,227
Freddie Mac Gold Pool 3% 9/1/2042	40,939	37,307
Freddie Mac Gold Pool 3% 9/1/2043	63,347	57,320
Freddie Mac Gold Pool 3% 9/1/2043	222,579	201,882
Freddie Mac Gold Pool 3% 9/1/2043	1,830	1,651
Freddie Mac Gold Pool 3% 9/1/2043	51,845	47,046
Freddie Mac Gold Pool 3% 9/1/2043	11,340	10,241
Freddie Mac Gold Pool 3% 9/1/2043	40,068	36,424
Freddie Mac Gold Pool 3% 9/1/2043	24,763	22,419
Freddie Mac Gold Pool 3% 9/1/2046	767,126	695,111
Freddie Mac Gold Pool 3% 9/1/2049	6,101,784	5,388,840
Freddie Mac Gold Pool 3% 9/1/2049	306,794	270,948
Freddie Mac Gold Pool 3% 9/1/2049	372,559	329,028
Freddie Mac Gold Pool 3.5% 1/1/2029	3,673	3,623
Freddie Mac Gold Pool 3.5% 1/1/2030	5,868	5,811
Freddie Mac Gold Pool 3.5% 1/1/2030	30,772	30,360
Freddie Mac Gold Pool 3.5% 1/1/2031	24,686	24,273
Freddie Mac Gold Pool 3.5% 1/1/2034	5,242	5,112
Freddie Mac Gold Pool 3.5% 1/1/2044	1,790,488	1,673,666
Freddie Mac Gold Pool 3.5% 1/1/2044	315,011	294,766
Freddie Mac Gold Pool 3.5% 1/1/2044	17,477	16,342
Freddie Mac Gold Pool 3.5% 1/1/2045	102,572	95,512
Freddie Mac Gold Pool 3.5% 1/1/2047	24,367	22,574
Freddie Mac Gold Pool 3.5% 1/1/2048	100,703	93,042
Freddie Mac Gold Pool 3.5% 1/1/2048	376,098	347,484
Freddie Mac Gold Pool 3.5% 1/1/2048	7,887	7,287
Freddie Mac Gold Pool 3.5% 1/1/2050	37,474	34,356
Freddie Mac Gold Pool 3.5% 1/1/2050	3,876,844	3,556,684
Freddie Mac Gold Pool 3.5% 1/1/2050	752,761	690,126
Freddie Mac Gold Pool 3.5% 10/1/2033	401,715	392,337
Freddie Mac Gold Pool 3.5% 10/1/2034	25,075	24,454
Freddie Mac Gold Pool 3.5% 10/1/2042	31,052	29,084
Freddie Mac Gold Pool 3.5% 10/1/2042	5,404	5,061
Freddie Mac Gold Pool 3.5% 10/1/2042	59,834	55,930
Freddie Mac Gold Pool 3.5% 10/1/2045	967,304	898,850
Freddie Mac Gold Pool 3.5% 10/1/2047	494,798	457,154
Freddie Mac Gold Pool 3.5% 10/1/2047	62,203	57,471
Freddie Mac Gold Pool 3.5% 10/1/2047	50,198	46,379
Freddie Mac Gold Pool 3.5% 10/1/2049	9,795	8,986
Freddie Mac Gold Pool 3.5% 10/1/2049	556,453	510,500
Freddie Mac Gold Pool 3.5% 10/1/2051	46,284	41,999
Freddie Mac Gold Pool 3.5% 11/1/2025	1,755	1,746
Freddie Mac Gold Pool 3.5% 11/1/2037	21,987	21,167
Freddie Mac Gold Pool 3.5% 11/1/2044	68,726	63,877
Freddie Mac Gold Pool 3.5% 11/1/2045	1,463,938	1,361,711
Freddie Mac Gold Pool 3.5% 11/1/2046	8,219	7,614
Freddie Mac Gold Pool 3.5% 11/1/2047	40,835	37,729
Freddie Mac Gold Pool 3.5% 11/1/2047	210,275	194,277
Freddie Mac Gold Pool 3.5% 11/1/2048	23,216	21,370
Freddie Mac Gold Pool 3.5% 11/1/2048	343,548	315,821
Freddie Mac Gold Pool 3.5% 11/1/2048	3,996	3,673
Freddie Mac Gold Pool 3.5% 11/1/2049	188,465	172,901
Freddie Mac Gold Pool 3.5% 11/1/2049	532,810	488,809
Freddie Mac Gold Pool 3.5% 11/1/2053	979,347	888,600
Freddie Mac Gold Pool 3.5% 11/1/2053	999,900	907,249
Freddie Mac Gold Pool 3.5% 12/1/2029	65,960	64,998
Freddie Mac Gold Pool 3.5% 12/1/2033	73,476	71,656
Freddie Mac Gold Pool 3.5% 12/1/2037	1,774,763	1,708,609
Freddie Mac Gold Pool 3.5% 12/1/2042	43,036	40,216
Freddie Mac Gold Pool 3.5% 12/1/2042	27,183	25,428
Freddie Mac Gold Pool 3.5% 12/1/2044	344,505	322,525
Freddie Mac Gold Pool 3.5% 12/1/2045	476,279	442,574
Freddie Mac Gold Pool 3.5% 12/1/2046	112,048	103,804
Freddie Mac Gold Pool 3.5% 12/1/2047	43,338	40,040
Freddie Mac Gold Pool 3.5% 12/1/2047	5,569	5,145
Freddie Mac Gold Pool 3.5% 12/1/2047	953,829	881,261
Freddie Mac Gold Pool 3.5% 12/1/2047	589,025	544,212
Freddie Mac Gold Pool 3.5% 12/1/2047	230,305	212,784
Freddie Mac Gold Pool 3.5% 12/1/2048	3,575	3,291
Freddie Mac Gold Pool 3.5% 12/1/2048	102,883	94,579
Freddie Mac Gold Pool 3.5% 12/1/2048	33,309	30,694
Freddie Mac Gold Pool 3.5% 12/1/2049	713,864	654,911
Freddie Mac Gold Pool 3.5% 12/1/2049	829,398	760,904
Freddie Mac Gold Pool 3.5% 12/1/2051	895,753	812,822
Freddie Mac Gold Pool 3.5% 12/1/2051	77,096	70,465
Freddie Mac Gold Pool 3.5% 12/1/2052	43,812	39,797
Freddie Mac Gold Pool 3.5% 12/1/2054	2,085,855	1,892,578
Freddie Mac Gold Pool 3.5% 12/1/2054	30,078	27,291
Freddie Mac Gold Pool 3.5% 2/1/2033	5,409	5,288
Freddie Mac Gold Pool 3.5% 2/1/2042	662,221	620,587
Freddie Mac Gold Pool 3.5% 2/1/2043	11,199	10,460
Freddie Mac Gold Pool 3.5% 2/1/2043	301,869	280,974
Freddie Mac Gold Pool 3.5% 2/1/2043	33,434	31,349
Freddie Mac Gold Pool 3.5% 2/1/2043	984,174	920,343
Freddie Mac Gold Pool 3.5% 2/1/2044	224,893	210,005
Freddie Mac Gold Pool 3.5% 2/1/2045	1,254,163	1,164,704
Freddie Mac Gold Pool 3.5% 2/1/2045	226,178	210,314
Freddie Mac Gold Pool 3.5% 2/1/2046	5,410	5,024
Freddie Mac Gold Pool 3.5% 2/1/2048	184,673	170,392
Freddie Mac Gold Pool 3.5% 2/1/2048	10,155	9,369
Freddie Mac Gold Pool 3.5% 2/1/2048	112,742	104,165
Freddie Mac Gold Pool 3.5% 2/1/2050	16,273	14,909
Freddie Mac Gold Pool 3.5% 2/1/2050	46,509	42,246
Freddie Mac Gold Pool 3.5% 2/1/2050	23,788	21,808
Freddie Mac Gold Pool 3.5% 2/1/2051	30,487	27,874
Freddie Mac Gold Pool 3.5% 2/1/2055	999,901	907,249
Freddie Mac Gold Pool 3.5% 3/1/2032	20,015	19,592
Freddie Mac Gold Pool 3.5% 3/1/2033	37,532	36,691
Freddie Mac Gold Pool 3.5% 3/1/2034	41,311	40,288
Freddie Mac Gold Pool 3.5% 3/1/2035	17,702	17,214
Freddie Mac Gold Pool 3.5% 3/1/2045	256,896	238,877
Freddie Mac Gold Pool 3.5% 3/1/2046	1,656,162	1,537,924
Freddie Mac Gold Pool 3.5% 3/1/2048	962,623	890,589
Freddie Mac Gold Pool 3.5% 3/1/2048	72,544	66,934
Freddie Mac Gold Pool 3.5% 3/1/2048	4,780	4,410
Freddie Mac Gold Pool 3.5% 3/1/2048	13,275	12,241
Freddie Mac Gold Pool 3.5% 3/1/2048	8,393	7,744
Freddie Mac Gold Pool 3.5% 3/1/2048	343,574	317,006
Freddie Mac Gold Pool 3.5% 3/1/2048	135,678	125,186
Freddie Mac Gold Pool 3.5% 3/1/2048	147,760	136,333
Freddie Mac Gold Pool 3.5% 3/1/2049	4,275	3,932
Freddie Mac Gold Pool 3.5% 3/1/2049	19,553	17,963
Freddie Mac Gold Pool 3.5% 3/1/2050	3,156,735	2,894,070
Freddie Mac Gold Pool 3.5% 3/1/2050	18,647,642	17,265,009
Freddie Mac Gold Pool 3.5% 3/1/2050	254,695	233,343
Freddie Mac Gold Pool 3.5% 4/1/2028	28,289	27,926
Freddie Mac Gold Pool 3.5% 4/1/2029	993	984
Freddie Mac Gold Pool 3.5% 4/1/2030	48,367	47,682
Freddie Mac Gold Pool 3.5% 4/1/2030	73,598	72,535
Freddie Mac Gold Pool 3.5% 4/1/2030	18,761	18,470
Freddie Mac Gold Pool 3.5% 4/1/2033	39,315	38,434
Freddie Mac Gold Pool 3.5% 4/1/2034	176,274	171,907
Freddie Mac Gold Pool 3.5% 4/1/2037	38,586	37,256
Freddie Mac Gold Pool 3.5% 4/1/2037	667,154	644,788
Freddie Mac Gold Pool 3.5% 4/1/2037	151,048	146,315
Freddie Mac Gold Pool 3.5% 4/1/2042	1,222,812	1,145,789
Freddie Mac Gold Pool 3.5% 4/1/2046	1,107,081	1,028,044
Freddie Mac Gold Pool 3.5% 4/1/2047	25,455	23,542
Freddie Mac Gold Pool 3.5% 4/1/2048	24,679	22,771
Freddie Mac Gold Pool 3.5% 4/1/2048	5,068	4,673
Freddie Mac Gold Pool 3.5% 4/1/2049	209,619	192,570
Freddie Mac Gold Pool 3.5% 4/1/2049	3,403	3,128
Freddie Mac Gold Pool 3.5% 4/1/2051	1,139,501	1,041,481
Freddie Mac Gold Pool 3.5% 4/1/2052	999,900	907,639
Freddie Mac Gold Pool 3.5% 4/1/2052	25,270	23,057
Freddie Mac Gold Pool 3.5% 4/1/2052	36,941	33,521
Freddie Mac Gold Pool 3.5% 4/1/2052	1,393,769	1,264,730
Freddie Mac Gold Pool 3.5% 5/1/2032	216,644	213,240
Freddie Mac Gold Pool 3.5% 5/1/2033	8,013	7,833
Freddie Mac Gold Pool 3.5% 5/1/2037	568,309	548,547
Freddie Mac Gold Pool 3.5% 5/1/2038	118,841	113,483
Freddie Mac Gold Pool 3.5% 5/1/2039	98,007	93,160
Freddie Mac Gold Pool 3.5% 5/1/2042	44,018	41,188
Freddie Mac Gold Pool 3.5% 5/1/2043	49,397	46,113
Freddie Mac Gold Pool 3.5% 5/1/2043	47,072	43,912
Freddie Mac Gold Pool 3.5% 5/1/2043	493,768	460,101
Freddie Mac Gold Pool 3.5% 5/1/2043	460,904	429,856
Freddie Mac Gold Pool 3.5% 5/1/2045	601,256	559,083
Freddie Mac Gold Pool 3.5% 5/1/2046	58,301	54,084
Freddie Mac Gold Pool 3.5% 5/1/2046	446,925	415,297
Freddie Mac Gold Pool 3.5% 5/1/2047	6,844	6,329
Freddie Mac Gold Pool 3.5% 5/1/2047	75,530	69,854
Freddie Mac Gold Pool 3.5% 5/1/2048	113,115	104,297
Freddie Mac Gold Pool 3.5% 5/1/2048	23,329	21,517
Freddie Mac Gold Pool 3.5% 5/1/2048	11,221	10,332
Freddie Mac Gold Pool 3.5% 5/1/2049	27,419	24,992
Freddie Mac Gold Pool 3.5% 5/1/2049	506,568	465,051
Freddie Mac Gold Pool 3.5% 5/1/2052	773,711	702,804
Freddie Mac Gold Pool 3.5% 5/1/2052	999,901	907,327
Freddie Mac Gold Pool 3.5% 5/1/2052	1,036,999	941,963
Freddie Mac Gold Pool 3.5% 5/1/2052	3,470,378	3,152,334
Freddie Mac Gold Pool 3.5% 5/1/2052	862,687	783,626
Freddie Mac Gold Pool 3.5% 6/1/2030	78,928	77,822
Freddie Mac Gold Pool 3.5% 6/1/2032	4,447	4,353
Freddie Mac Gold Pool 3.5% 6/1/2034	53,952	52,598
Freddie Mac Gold Pool 3.5% 6/1/2037	33,943	32,858
Freddie Mac Gold Pool 3.5% 6/1/2043	4,043	3,771
Freddie Mac Gold Pool 3.5% 6/1/2043	6,611	6,183
Freddie Mac Gold Pool 3.5% 6/1/2047	238,504	220,582
Freddie Mac Gold Pool 3.5% 6/1/2047	92,510	85,704
Freddie Mac Gold Pool 3.5% 6/1/2048	157,809	145,507
Freddie Mac Gold Pool 3.5% 6/1/2048	408,117	375,816
Freddie Mac Gold Pool 3.5% 6/1/2048	217,292	199,959
Freddie Mac Gold Pool 3.5% 6/1/2048	3,311	3,049
Freddie Mac Gold Pool 3.5% 6/1/2049	1,071,366	983,559
Freddie Mac Gold Pool 3.5% 6/1/2052	1,120,903	1,018,177
Freddie Mac Gold Pool 3.5% 6/1/2052	29,930	27,215
Freddie Mac Gold Pool 3.5% 6/1/2052	999,901	907,327
Freddie Mac Gold Pool 3.5% 6/1/2052	999,901	907,327
Freddie Mac Gold Pool 3.5% 7/1/2029	134,080	132,263
Freddie Mac Gold Pool 3.5% 7/1/2032	163,497	160,038
Freddie Mac Gold Pool 3.5% 7/1/2033	290,080	283,074
Freddie Mac Gold Pool 3.5% 7/1/2037	504,158	486,469
Freddie Mac Gold Pool 3.5% 7/1/2043	22,886	21,365
Freddie Mac Gold Pool 3.5% 7/1/2043	9,787	9,095
Freddie Mac Gold Pool 3.5% 7/1/2045	1,751,747	1,627,780
Freddie Mac Gold Pool 3.5% 7/1/2046	10,355,324	9,655,484
Freddie Mac Gold Pool 3.5% 7/1/2047	753,116	696,525
Freddie Mac Gold Pool 3.5% 7/1/2048	1,536,954	1,416,180
Freddie Mac Gold Pool 3.5% 7/1/2048	21,234	19,566
Freddie Mac Gold Pool 3.5% 7/1/2048	7,386	6,797
Freddie Mac Gold Pool 3.5% 7/1/2048	204,029	187,754
Freddie Mac Gold Pool 3.5% 7/1/2049	876,475	804,367
Freddie Mac Gold Pool 3.5% 7/1/2049	25,047	22,986
Freddie Mac Gold Pool 3.5% 7/1/2049	535,147	491,120
Freddie Mac Gold Pool 3.5% 7/1/2049	8,824	8,098
Freddie Mac Gold Pool 3.5% 7/1/2052	999,900	907,952
Freddie Mac Gold Pool 3.5% 7/1/2052	31,179	28,292
Freddie Mac Gold Pool 3.5% 7/1/2052	1,045,241	949,123
Freddie Mac Gold Pool 3.5% 7/1/2052	999,901	907,327
Freddie Mac Gold Pool 3.5% 8/1/2026	2,368	2,349
Freddie Mac Gold Pool 3.5% 8/1/2028	72,810	71,948
Freddie Mac Gold Pool 3.5% 8/1/2032	338,740	331,573
Freddie Mac Gold Pool 3.5% 8/1/2033	4,544	4,439
Freddie Mac Gold Pool 3.5% 8/1/2037	124,119	119,686
Freddie Mac Gold Pool 3.5% 8/1/2042	13,810	12,933
Freddie Mac Gold Pool 3.5% 8/1/2042	525,428	491,771
Freddie Mac Gold Pool 3.5% 8/1/2042	45,463	42,463
Freddie Mac Gold Pool 3.5% 8/1/2043	63,200	58,968
Freddie Mac Gold Pool 3.5% 8/1/2043	181,311	169,189
Freddie Mac Gold Pool 3.5% 8/1/2043	20,074	18,671
Freddie Mac Gold Pool 3.5% 8/1/2045	18,537	17,225
Freddie Mac Gold Pool 3.5% 8/1/2045	20,962	19,479
Freddie Mac Gold Pool 3.5% 8/1/2045	896,985	833,508
Freddie Mac Gold Pool 3.5% 8/1/2046	1,895,577	1,758,469
Freddie Mac Gold Pool 3.5% 8/1/2047	32,559	30,082
Freddie Mac Gold Pool 3.5% 8/1/2048	2,743,675	2,528,077
Freddie Mac Gold Pool 3.5% 8/1/2048	15,119	13,908
Freddie Mac Gold Pool 3.5% 8/1/2048	40,622	37,369
Freddie Mac Gold Pool 3.5% 8/1/2048	8,016	7,424
Freddie Mac Gold Pool 3.5% 8/1/2049	2,943,921	2,701,724
Freddie Mac Gold Pool 3.5% 8/1/2049	38,462	35,285
Freddie Mac Gold Pool 3.5% 9/1/2025	50	49
Freddie Mac Gold Pool 3.5% 9/1/2033	95,965	93,785
Freddie Mac Gold Pool 3.5% 9/1/2033	675,402	659,091
Freddie Mac Gold Pool 3.5% 9/1/2037	62,136	59,878
Freddie Mac Gold Pool 3.5% 9/1/2042	1,412,682	1,320,513
Freddie Mac Gold Pool 3.5% 9/1/2043	191,953	179,209
Freddie Mac Gold Pool 3.5% 9/1/2043	7,610	7,103
Freddie Mac Gold Pool 3.5% 9/1/2043	55,577	51,728
Freddie Mac Gold Pool 3.5% 9/1/2043	82,900	77,180
Freddie Mac Gold Pool 3.5% 9/1/2044	8,757	8,131
Freddie Mac Gold Pool 3.5% 9/1/2045	411,773	382,633
Freddie Mac Gold Pool 3.5% 9/1/2045	18,032	16,756
Freddie Mac Gold Pool 3.5% 9/1/2045	21,005	19,532
Freddie Mac Gold Pool 3.5% 9/1/2046	384,257	356,463
Freddie Mac Gold Pool 3.5% 9/1/2047	17,876	16,516
Freddie Mac Gold Pool 3.5% 9/1/2047	1,281,978	1,184,445
Freddie Mac Gold Pool 3.5% 9/1/2047	14,975	13,836
Freddie Mac Gold Pool 3.5% 9/1/2047	1,422,615	1,322,385
Freddie Mac Gold Pool 3.5% 9/1/2048	129,923	119,519
Freddie Mac Gold Pool 3.5% 9/1/2048	5,305	4,880
Freddie Mac Gold Pool 3.5% 9/1/2049	509,177	467,127
Freddie Mac Gold Pool 3.5% 9/1/2050	32,416	29,679
Freddie Mac Gold Pool 3.5% 9/1/2050	65,474	59,923
Freddie Mac Gold Pool 3.5% 9/1/2052	14,844,603	13,479,528
Freddie Mac Gold Pool 3.5% 9/1/2052	999,901	907,640
Freddie Mac Gold Pool 4% 1/1/2039	156,252	152,156
Freddie Mac Gold Pool 4% 1/1/2041	297,215	287,961
Freddie Mac Gold Pool 4% 1/1/2041	16,675	16,152
Freddie Mac Gold Pool 4% 1/1/2041	71,159	68,955
Freddie Mac Gold Pool 4% 1/1/2041	2,317	2,243
Freddie Mac Gold Pool 4% 1/1/2041	13,007	12,604
Freddie Mac Gold Pool 4% 1/1/2041	26,679	25,851
Freddie Mac Gold Pool 4% 1/1/2041	5,367	5,199
Freddie Mac Gold Pool 4% 1/1/2041	609,146	590,261
Freddie Mac Gold Pool 4% 1/1/2042	212,549	205,579
Freddie Mac Gold Pool 4% 1/1/2042	23,798	23,028
Freddie Mac Gold Pool 4% 1/1/2043	14,658	14,131
Freddie Mac Gold Pool 4% 1/1/2044	6,321	6,081
Freddie Mac Gold Pool 4% 1/1/2044	7,113	6,843
Freddie Mac Gold Pool 4% 1/1/2044	349,945	336,674
Freddie Mac Gold Pool 4% 1/1/2045	51,902	49,904
Freddie Mac Gold Pool 4% 1/1/2047	16,181	15,443
Freddie Mac Gold Pool 4% 1/1/2047	4,861,909	4,666,079
Freddie Mac Gold Pool 4% 1/1/2052	30,116	28,425
Freddie Mac Gold Pool 4% 1/1/2053	3,034,516	2,848,755
Freddie Mac Gold Pool 4% 10/1/2034	149,650	147,067
Freddie Mac Gold Pool 4% 10/1/2037	184,572	180,405
Freddie Mac Gold Pool 4% 10/1/2039	433,629	421,345
Freddie Mac Gold Pool 4% 10/1/2040	20,788	20,149
Freddie Mac Gold Pool 4% 10/1/2040	11,268	10,913
Freddie Mac Gold Pool 4% 10/1/2040	48,092	46,559
Freddie Mac Gold Pool 4% 10/1/2040	39,247	38,039
Freddie Mac Gold Pool 4% 10/1/2041	151,411	146,299
Freddie Mac Gold Pool 4% 10/1/2041	550,373	532,564
Freddie Mac Gold Pool 4% 10/1/2041	16,758	16,206
Freddie Mac Gold Pool 4% 10/1/2042	125,978	121,659
Freddie Mac Gold Pool 4% 10/1/2043	6,038	5,816
Freddie Mac Gold Pool 4% 10/1/2044	66,530	63,924
Freddie Mac Gold Pool 4% 10/1/2044	1,591	1,531
Freddie Mac Gold Pool 4% 10/1/2045	627,729	602,812
Freddie Mac Gold Pool 4% 10/1/2045	11,448	10,993
Freddie Mac Gold Pool 4% 10/1/2045	1,170	1,123
Freddie Mac Gold Pool 4% 10/1/2045	315,619	303,091
Freddie Mac Gold Pool 4% 10/1/2047	288,021	274,699
Freddie Mac Gold Pool 4% 10/1/2048	481,137	457,829
Freddie Mac Gold Pool 4% 10/1/2048	24,086	22,890
Freddie Mac Gold Pool 4% 10/1/2048	111,984	106,489
Freddie Mac Gold Pool 4% 10/1/2048	11,085	10,541
Freddie Mac Gold Pool 4% 10/1/2048	25,449	24,233
Freddie Mac Gold Pool 4% 10/1/2049	435,104	412,819
Freddie Mac Gold Pool 4% 10/1/2049	151,422	143,667
Freddie Mac Gold Pool 4% 10/1/2052	1,869,999	1,756,109
Freddie Mac Gold Pool 4% 10/1/2052	2,385,981	2,240,666
Freddie Mac Gold Pool 4% 10/1/2052	822,984	772,862
Freddie Mac Gold Pool 4% 11/1/2033	59	57
Freddie Mac Gold Pool 4% 11/1/2033	72,920	71,684
Freddie Mac Gold Pool 4% 11/1/2036	682,944	666,022
Freddie Mac Gold Pool 4% 11/1/2037	2,726,457	2,664,903
Freddie Mac Gold Pool 4% 11/1/2039	43,613	42,305
Freddie Mac Gold Pool 4% 11/1/2039	10,489	10,186
Freddie Mac Gold Pool 4% 11/1/2040	1,315	1,273
Freddie Mac Gold Pool 4% 11/1/2040	72,899	70,613
Freddie Mac Gold Pool 4% 11/1/2040	22,207	21,588
Freddie Mac Gold Pool 4% 11/1/2040	14,379	13,930
Freddie Mac Gold Pool 4% 11/1/2041	3,657	3,536
Freddie Mac Gold Pool 4% 11/1/2041	613,570	593,601
Freddie Mac Gold Pool 4% 11/1/2045	191,913	184,296
Freddie Mac Gold Pool 4% 11/1/2046	810,735	775,513
Freddie Mac Gold Pool 4% 11/1/2048	88,878	84,517
Freddie Mac Gold Pool 4% 11/1/2048	229,275	217,891
Freddie Mac Gold Pool 4% 11/1/2048	2,048,733	1,947,006
Freddie Mac Gold Pool 4% 11/1/2048	42,705	40,558
Freddie Mac Gold Pool 4% 11/1/2049	119,170	113,066
Freddie Mac Gold Pool 4% 11/1/2052	3,540,540	3,324,909
Freddie Mac Gold Pool 4% 11/1/2052	2,417,289	2,275,355
Freddie Mac Gold Pool 4% 11/1/2052	1,750,878	1,647,526
Freddie Mac Gold Pool 4% 11/1/2052	2,650,955	2,489,503
Freddie Mac Gold Pool 4% 12/1/2026	4,249	4,227
Freddie Mac Gold Pool 4% 12/1/2039	19,723	19,131
Freddie Mac Gold Pool 4% 12/1/2040	7,497	7,260
Freddie Mac Gold Pool 4% 12/1/2040	3,637	3,524
Freddie Mac Gold Pool 4% 12/1/2040	2,486	2,409
Freddie Mac Gold Pool 4% 12/1/2040	136,334	132,157
Freddie Mac Gold Pool 4% 12/1/2040	321,184	311,232
Freddie Mac Gold Pool 4% 12/1/2040	4,275	4,138
Freddie Mac Gold Pool 4% 12/1/2040	2,964	2,871
Freddie Mac Gold Pool 4% 12/1/2040	3,058	2,964
Freddie Mac Gold Pool 4% 12/1/2040	4,504	4,362
Freddie Mac Gold Pool 4% 12/1/2040	50,852	49,204
Freddie Mac Gold Pool 4% 12/1/2041	3,227	3,119
Freddie Mac Gold Pool 4% 12/1/2041	49,978	48,339
Freddie Mac Gold Pool 4% 12/1/2045	10,873	10,428
Freddie Mac Gold Pool 4% 12/1/2045	85,772	82,260
Freddie Mac Gold Pool 4% 12/1/2045	73,959	71,023
Freddie Mac Gold Pool 4% 12/1/2045	5,100	4,891
Freddie Mac Gold Pool 4% 12/1/2045	3,906	3,746
Freddie Mac Gold Pool 4% 12/1/2046	415,718	397,267
Freddie Mac Gold Pool 4% 12/1/2047	24,490	23,357
Freddie Mac Gold Pool 4% 12/1/2048	57,339	54,526
Freddie Mac Gold Pool 4% 12/1/2048	227,114	215,695
Freddie Mac Gold Pool 4% 12/1/2048	67,898	64,612
Freddie Mac Gold Pool 4% 12/1/2049	199,018	188,825
Freddie Mac Gold Pool 4% 12/1/2051	730,411	685,984
Freddie Mac Gold Pool 4% 2/1/2040	1,871	1,820
Freddie Mac Gold Pool 4% 2/1/2041	179,494	173,828
Freddie Mac Gold Pool 4% 2/1/2041	2,319	2,247
Freddie Mac Gold Pool 4% 2/1/2041	40,125	38,884
Freddie Mac Gold Pool 4% 2/1/2041	91,049	88,222
Freddie Mac Gold Pool 4% 2/1/2041	54,535	52,725
Freddie Mac Gold Pool 4% 2/1/2041	5,200	5,034
Freddie Mac Gold Pool 4% 2/1/2041	105,648	102,252
Freddie Mac Gold Pool 4% 2/1/2041	389,111	377,157
Freddie Mac Gold Pool 4% 2/1/2043	511,975	493,131
Freddie Mac Gold Pool 4% 2/1/2044	906,146	872,718
Freddie Mac Gold Pool 4% 2/1/2045	4,877	4,688
Freddie Mac Gold Pool 4% 2/1/2045	256,322	246,457
Freddie Mac Gold Pool 4% 2/1/2046	24,951	23,929
Freddie Mac Gold Pool 4% 2/1/2046	910,168	872,902
Freddie Mac Gold Pool 4% 2/1/2046	5,635	5,398
Freddie Mac Gold Pool 4% 2/1/2047	340,695	325,575
Freddie Mac Gold Pool 4% 2/1/2047	19,597	18,704
Freddie Mac Gold Pool 4% 2/1/2050	40,158	38,076
Freddie Mac Gold Pool 4% 3/1/2026	6,513	6,486
Freddie Mac Gold Pool 4% 3/1/2029	25,147	24,976
Freddie Mac Gold Pool 4% 3/1/2034	31,460	30,917
Freddie Mac Gold Pool 4% 3/1/2040	715	693
Freddie Mac Gold Pool 4% 3/1/2041	196,949	190,576
Freddie Mac Gold Pool 4% 3/1/2041	1,327	1,285
Freddie Mac Gold Pool 4% 3/1/2042	6,535	6,320
Freddie Mac Gold Pool 4% 3/1/2045	13,550	13,038
Freddie Mac Gold Pool 4% 3/1/2046	10,475	10,046
Freddie Mac Gold Pool 4% 3/1/2046	97,370	93,383
Freddie Mac Gold Pool 4% 3/1/2049	5,762	5,471
Freddie Mac Gold Pool 4% 3/1/2050	135,285	127,807
Freddie Mac Gold Pool 4% 4/1/2025	134	133
Freddie Mac Gold Pool 4% 4/1/2035	123,580	121,330
Freddie Mac Gold Pool 4% 4/1/2041	24,042	23,307
Freddie Mac Gold Pool 4% 4/1/2041	3,151	3,051
Freddie Mac Gold Pool 4% 4/1/2042	231,953	224,671
Freddie Mac Gold Pool 4% 4/1/2047	786,412	751,018
Freddie Mac Gold Pool 4% 4/1/2047	188,914	180,412
Freddie Mac Gold Pool 4% 4/1/2048	279,303	266,122
Freddie Mac Gold Pool 4% 4/1/2049	20,079	19,063
Freddie Mac Gold Pool 4% 4/1/2049	9,232,294	8,802,728
Freddie Mac Gold Pool 4% 4/1/2050	126,619	119,936
Freddie Mac Gold Pool 4% 5/1/2042	105,228	101,685
Freddie Mac Gold Pool 4% 5/1/2043	3,153	3,038
Freddie Mac Gold Pool 4% 5/1/2045	8,196	7,886
Freddie Mac Gold Pool 4% 5/1/2046	3,575	3,424
Freddie Mac Gold Pool 4% 5/1/2046	35,725	34,173
Freddie Mac Gold Pool 4% 5/1/2047	233,637	223,122
Freddie Mac Gold Pool 4% 5/1/2048	752,105	716,610
Freddie Mac Gold Pool 4% 5/1/2048	3,834	3,633
Freddie Mac Gold Pool 4% 5/1/2048	118,736	113,133
Freddie Mac Gold Pool 4% 5/1/2048	13,665	13,003
Freddie Mac Gold Pool 4% 5/1/2052	23,417	21,970
Freddie Mac Gold Pool 4% 6/1/2025	561	560
Freddie Mac Gold Pool 4% 6/1/2034	140,546	138,076
Freddie Mac Gold Pool 4% 6/1/2034	167,894	165,153
Freddie Mac Gold Pool 4% 6/1/2037	16,267	15,920
Freddie Mac Gold Pool 4% 6/1/2044	21,959	21,421
Freddie Mac Gold Pool 4% 6/1/2045	6,571	6,314
Freddie Mac Gold Pool 4% 6/1/2046	1,216,803	1,174,456
Freddie Mac Gold Pool 4% 6/1/2047	246,538	235,443
Freddie Mac Gold Pool 4% 6/1/2047	19,758,438	18,745,685
Freddie Mac Gold Pool 4% 6/1/2048	75,670	72,004
Freddie Mac Gold Pool 4% 6/1/2048	81,011	77,137
Freddie Mac Gold Pool 4% 6/1/2048	4,771	4,540
Freddie Mac Gold Pool 4% 6/1/2048	8,110	7,717
Freddie Mac Gold Pool 4% 6/1/2049	237,168	225,095
Freddie Mac Gold Pool 4% 7/1/2039	75,832	73,644
Freddie Mac Gold Pool 4% 7/1/2039	15,685	15,252
Freddie Mac Gold Pool 4% 7/1/2040	1,938	1,875
Freddie Mac Gold Pool 4% 7/1/2042	114,669	111,083
Freddie Mac Gold Pool 4% 7/1/2042	9,082	8,770
Freddie Mac Gold Pool 4% 7/1/2043	10,215	9,861
Freddie Mac Gold Pool 4% 7/1/2043	2,518	2,446
Freddie Mac Gold Pool 4% 7/1/2044	181,867	175,047
Freddie Mac Gold Pool 4% 7/1/2044	34,766	33,606
Freddie Mac Gold Pool 4% 7/1/2045	498,451	482,424
Freddie Mac Gold Pool 4% 7/1/2046	10,681	10,217
Freddie Mac Gold Pool 4% 7/1/2047	1,198,277	1,144,346
Freddie Mac Gold Pool 4% 7/1/2047	41,813	39,931
Freddie Mac Gold Pool 4% 7/1/2048	338,948	322,528
Freddie Mac Gold Pool 4% 7/1/2048	841,261	800,507
Freddie Mac Gold Pool 4% 7/1/2048	3,699	3,520
Freddie Mac Gold Pool 4% 7/1/2048	75,894	72,125
Freddie Mac Gold Pool 4% 7/1/2048	6,379	6,070
Freddie Mac Gold Pool 4% 7/1/2048	537,712	511,012
Freddie Mac Gold Pool 4% 7/1/2049	324,655	308,129
Freddie Mac Gold Pool 4% 7/1/2049	1,078,986	1,024,061
Freddie Mac Gold Pool 4% 7/1/2052	208,790	197,591
Freddie Mac Gold Pool 4% 8/1/2025	22,133	22,038
Freddie Mac Gold Pool 4% 8/1/2031	2,875	2,837
Freddie Mac Gold Pool 4% 8/1/2033	57,397	56,425
Freddie Mac Gold Pool 4% 8/1/2037	185,114	181,166
Freddie Mac Gold Pool 4% 8/1/2040	15,514	14,898
Freddie Mac Gold Pool 4% 8/1/2042	90,272	87,050
Freddie Mac Gold Pool 4% 8/1/2043	4,935	4,753
Freddie Mac Gold Pool 4% 8/1/2043	10,661	10,275
Freddie Mac Gold Pool 4% 8/1/2043	39,469	37,987
Freddie Mac Gold Pool 4% 8/1/2044	25,187	24,229
Freddie Mac Gold Pool 4% 8/1/2044	342,385	329,469
Freddie Mac Gold Pool 4% 8/1/2044	13,098	12,600
Freddie Mac Gold Pool 4% 8/1/2045	3,517	3,378
Freddie Mac Gold Pool 4% 8/1/2045	3,455	3,318
Freddie Mac Gold Pool 4% 8/1/2046	3,735	3,573
Freddie Mac Gold Pool 4% 8/1/2048	1,238,107	1,178,128
Freddie Mac Gold Pool 4% 8/1/2048	3,519	3,349
Freddie Mac Gold Pool 4% 8/1/2048	13,985	13,307
Freddie Mac Gold Pool 4% 8/1/2048	83,850	79,788
Freddie Mac Gold Pool 4% 8/1/2048	13,504	12,862
Freddie Mac Gold Pool 4% 8/1/2048	214,454	202,237
Freddie Mac Gold Pool 4% 8/1/2048	253,203	239,088
Freddie Mac Gold Pool 4% 8/1/2049	1,507,741	1,430,991
Freddie Mac Gold Pool 4% 9/1/2038	69,580	67,755
Freddie Mac Gold Pool 4% 9/1/2039	116,491	113,140
Freddie Mac Gold Pool 4% 9/1/2040	100,550	97,440
Freddie Mac Gold Pool 4% 9/1/2041	3,778	3,656
Freddie Mac Gold Pool 4% 9/1/2041	1,823	1,762
Freddie Mac Gold Pool 4% 9/1/2043	6,104	5,878
Freddie Mac Gold Pool 4% 9/1/2043	7,333	7,070
Freddie Mac Gold Pool 4% 9/1/2044	29,174	28,074
Freddie Mac Gold Pool 4% 9/1/2044	39,164	37,702
Freddie Mac Gold Pool 4% 9/1/2044	36,645	35,210
Freddie Mac Gold Pool 4% 9/1/2045	1,333,347	1,280,421
Freddie Mac Gold Pool 4% 9/1/2045	104,067	99,936
Freddie Mac Gold Pool 4% 9/1/2045	16,936	16,264
Freddie Mac Gold Pool 4% 9/1/2045	12,949	12,435
Freddie Mac Gold Pool 4% 9/1/2045	71,406	68,664
Freddie Mac Gold Pool 4% 9/1/2046	7,681	7,347
Freddie Mac Gold Pool 4% 9/1/2047	147,377	140,560
Freddie Mac Gold Pool 4% 9/1/2048	109,772	104,454
Freddie Mac Gold Pool 4% 9/1/2048	2,888,519	2,745,094
Freddie Mac Gold Pool 4% 9/1/2048	9,521	9,059
Freddie Mac Gold Pool 4% 9/1/2048	76,495	72,838
Freddie Mac Gold Pool 4% 9/1/2048	80,143	76,261
Freddie Mac Gold Pool 4% 9/1/2048	128,040	121,718
Freddie Mac Gold Pool 4% 9/1/2048	134,540	128,275
Freddie Mac Gold Pool 4% 9/1/2048	143,182	136,246
Freddie Mac Gold Pool 4% 9/1/2048	118,720	112,825
Freddie Mac Gold Pool 4% 9/1/2049	414,226	393,140
Freddie Mac Gold Pool 4% 9/1/2052	12,306,345	11,556,844
Freddie Mac Gold Pool 4% 9/1/2052	4,028,196	3,796,711
Freddie Mac Gold Pool 4.5% 1/1/2041	110,019	109,200
Freddie Mac Gold Pool 4.5% 1/1/2042	81,248	80,617
Freddie Mac Gold Pool 4.5% 1/1/2044	267,501	264,847
Freddie Mac Gold Pool 4.5% 1/1/2048	28,814	28,249
Freddie Mac Gold Pool 4.5% 1/1/2049	202,075	197,860
Freddie Mac Gold Pool 4.5% 1/1/2049	16,915	16,563
Freddie Mac Gold Pool 4.5% 1/1/2049	900,587	880,684
Freddie Mac Gold Pool 4.5% 1/1/2049	127,909	125,082
Freddie Mac Gold Pool 4.5% 1/1/2049	124,220	121,514
Freddie Mac Gold Pool 4.5% 1/1/2049	176,002	172,112
Freddie Mac Gold Pool 4.5% 1/1/2050	67,255	65,643
Freddie Mac Gold Pool 4.5% 1/1/2053	1,092,328	1,053,851
Freddie Mac Gold Pool 4.5% 1/1/2053	271,730	262,158
Freddie Mac Gold Pool 4.5% 10/1/2039	25,320	25,150
Freddie Mac Gold Pool 4.5% 10/1/2040	61,150	60,630
Freddie Mac Gold Pool 4.5% 10/1/2041	258,059	255,772
Freddie Mac Gold Pool 4.5% 10/1/2043	77,377	76,433
Freddie Mac Gold Pool 4.5% 10/1/2044	4,430	4,382
Freddie Mac Gold Pool 4.5% 10/1/2047	9,237	9,064
Freddie Mac Gold Pool 4.5% 10/1/2048	31,331	30,687
Freddie Mac Gold Pool 4.5% 10/1/2048	59,685	58,385
Freddie Mac Gold Pool 4.5% 10/1/2052	1,875,564	1,810,230
Freddie Mac Gold Pool 4.5% 10/1/2052	3,627,554	3,501,192
Freddie Mac Gold Pool 4.5% 10/1/2052	72,771	70,412
Freddie Mac Gold Pool 4.5% 11/1/2039	441,630	438,459
Freddie Mac Gold Pool 4.5% 11/1/2040	10,512,911	10,421,872
Freddie Mac Gold Pool 4.5% 11/1/2041	285,503	283,061
Freddie Mac Gold Pool 4.5% 11/1/2044	7,155	7,077
Freddie Mac Gold Pool 4.5% 11/1/2047	15,526	15,232
Freddie Mac Gold Pool 4.5% 11/1/2047	26,536	26,041
Freddie Mac Gold Pool 4.5% 11/1/2047	10,124	9,935
Freddie Mac Gold Pool 4.5% 11/1/2047	138,312	135,729
Freddie Mac Gold Pool 4.5% 11/1/2047	120,232	117,987
Freddie Mac Gold Pool 4.5% 11/1/2047	28,286	27,750
Freddie Mac Gold Pool 4.5% 11/1/2048	16,080	15,749
Freddie Mac Gold Pool 4.5% 11/1/2048	154,111	150,753
Freddie Mac Gold Pool 4.5% 11/1/2048	83,101	81,291
Freddie Mac Gold Pool 4.5% 11/1/2048	301,361	294,795
Freddie Mac Gold Pool 4.5% 11/1/2052	229,598	221,510
Freddie Mac Gold Pool 4.5% 11/1/2052	203,042	195,890
Freddie Mac Gold Pool 4.5% 11/1/2053	395,306	381,011
Freddie Mac Gold Pool 4.5% 12/1/2043	279,742	276,966
Freddie Mac Gold Pool 4.5% 12/1/2044	15,459	15,292
Freddie Mac Gold Pool 4.5% 12/1/2048	168,337	164,931
Freddie Mac Gold Pool 4.5% 12/1/2048	760,439	743,633
Freddie Mac Gold Pool 4.5% 12/1/2048	51,587	50,447
Freddie Mac Gold Pool 4.5% 12/1/2048	6,028	5,897
Freddie Mac Gold Pool 4.5% 12/1/2052	29,104,214	28,079,030
Freddie Mac Gold Pool 4.5% 12/1/2054	299,220	288,441
Freddie Mac Gold Pool 4.5% 2/1/2031	3,451	3,444
Freddie Mac Gold Pool 4.5% 2/1/2041	21,864	21,667
Freddie Mac Gold Pool 4.5% 2/1/2045	4,141	4,100
Freddie Mac Gold Pool 4.5% 2/1/2046	19,047	18,775
Freddie Mac Gold Pool 4.5% 2/1/2047	31,164	30,651
Freddie Mac Gold Pool 4.5% 2/1/2048	31,138	30,527
Freddie Mac Gold Pool 4.5% 2/1/2049	11,790	11,544
Freddie Mac Gold Pool 4.5% 2/1/2049	311,185	304,308
Freddie Mac Gold Pool 4.5% 2/1/2053	818,136	789,573
Freddie Mac Gold Pool 4.5% 2/1/2053	3,877,689	3,759,275
Freddie Mac Gold Pool 4.5% 2/1/2055	2,363,008	2,277,372
Freddie Mac Gold Pool 4.5% 3/1/2047	7,691	7,564
Freddie Mac Gold Pool 4.5% 3/1/2049	507,016	495,811
Freddie Mac Gold Pool 4.5% 3/1/2049	215,730	210,827
Freddie Mac Gold Pool 4.5% 3/1/2053	538,983	519,829
Freddie Mac Gold Pool 4.5% 3/1/2053	71,611	69,223
Freddie Mac Gold Pool 4.5% 3/1/2053	488,244	471,961
Freddie Mac Gold Pool 4.5% 3/1/2055	25,122,488	24,212,044
Freddie Mac Gold Pool 4.5% 4/1/2041	29,748	29,477
Freddie Mac Gold Pool 4.5% 4/1/2041	29,245	28,995
Freddie Mac Gold Pool 4.5% 4/1/2044	110,354	109,260
Freddie Mac Gold Pool 4.5% 4/1/2044	12,322	12,200
Freddie Mac Gold Pool 4.5% 4/1/2046	5,613	5,533
Freddie Mac Gold Pool 4.5% 4/1/2047	78,798	77,266
Freddie Mac Gold Pool 4.5% 4/1/2047	14,105	13,854
Freddie Mac Gold Pool 4.5% 4/1/2047	6,698	6,579
Freddie Mac Gold Pool 4.5% 4/1/2048	95,066	93,202
Freddie Mac Gold Pool 4.5% 4/1/2048	25,739	25,235
Freddie Mac Gold Pool 4.5% 4/1/2049	263,941	257,943
Freddie Mac Gold Pool 4.5% 4/1/2049	2,860	2,797
Freddie Mac Gold Pool 4.5% 4/1/2049	152,708	150,336
Freddie Mac Gold Pool 4.5% 4/1/2053	5,309,560	5,122,533
Freddie Mac Gold Pool 4.5% 5/1/2039	138,604	137,664
Freddie Mac Gold Pool 4.5% 5/1/2039	168,177	167,088
Freddie Mac Gold Pool 4.5% 5/1/2041	31,087	30,804
Freddie Mac Gold Pool 4.5% 5/1/2041	31,696	31,419
Freddie Mac Gold Pool 4.5% 5/1/2041	27,880	27,662
Freddie Mac Gold Pool 4.5% 5/1/2044	40,857	40,439
Freddie Mac Gold Pool 4.5% 5/1/2047	5,198	5,106
Freddie Mac Gold Pool 4.5% 5/1/2047	4,359	4,282
Freddie Mac Gold Pool 4.5% 5/1/2047	9,005	8,845
Freddie Mac Gold Pool 4.5% 5/1/2048	805,440	789,144
Freddie Mac Gold Pool 4.5% 5/1/2049	354,691	346,631
Freddie Mac Gold Pool 4.5% 5/1/2049	176,394	172,771
Freddie Mac Gold Pool 4.5% 5/1/2053	38,963	37,590
Freddie Mac Gold Pool 4.5% 6/1/2025	378	377
Freddie Mac Gold Pool 4.5% 6/1/2041	33,462	33,220
Freddie Mac Gold Pool 4.5% 6/1/2041	20,869	20,719
Freddie Mac Gold Pool 4.5% 6/1/2041	24,410	24,189
Freddie Mac Gold Pool 4.5% 6/1/2041	10,096	10,029
Freddie Mac Gold Pool 4.5% 6/1/2041	13,550	13,430
Freddie Mac Gold Pool 4.5% 6/1/2047	64,651	63,505
Freddie Mac Gold Pool 4.5% 6/1/2047	7,260	7,131
Freddie Mac Gold Pool 4.5% 6/1/2047	64,995	63,762
Freddie Mac Gold Pool 4.5% 6/1/2048	39,402	38,605
Freddie Mac Gold Pool 4.5% 6/1/2048	131,541	128,880
Freddie Mac Gold Pool 4.5% 6/1/2048	4,135	4,047
Freddie Mac Gold Pool 4.5% 6/1/2048	56,941	55,719
Freddie Mac Gold Pool 4.5% 6/1/2049	16,757	16,365
Freddie Mac Gold Pool 4.5% 6/1/2053	764,276	737,116
Freddie Mac Gold Pool 4.5% 6/1/2053	2,002,504	1,931,341
Freddie Mac Gold Pool 4.5% 6/1/2053	38,587	37,240
Freddie Mac Gold Pool 4.5% 7/1/2025	2,794	2,790
Freddie Mac Gold Pool 4.5% 7/1/2030	4,379	4,370
Freddie Mac Gold Pool 4.5% 7/1/2039	170,808	169,608
Freddie Mac Gold Pool 4.5% 7/1/2041	116,978	115,936
Freddie Mac Gold Pool 4.5% 7/1/2047	82,117	80,308
Freddie Mac Gold Pool 4.5% 7/1/2047	259,348	254,506
Freddie Mac Gold Pool 4.5% 7/1/2048	15,109	14,799
Freddie Mac Gold Pool 4.5% 7/1/2048	6,259	6,123
Freddie Mac Gold Pool 4.5% 7/1/2048	5,558	5,437
Freddie Mac Gold Pool 4.5% 7/1/2049	20,064	19,595
Freddie Mac Gold Pool 4.5% 7/1/2053	476,626	459,688
Freddie Mac Gold Pool 4.5% 7/1/2053	931,381	897,991
Freddie Mac Gold Pool 4.5% 8/1/2039	35,057	34,811
Freddie Mac Gold Pool 4.5% 8/1/2047	709,424	696,178
Freddie Mac Gold Pool 4.5% 8/1/2048	465,112	455,557
Freddie Mac Gold Pool 4.5% 8/1/2048	2,716,421	2,657,238
Freddie Mac Gold Pool 4.5% 8/1/2048	72,698	71,114
Freddie Mac Gold Pool 4.5% 8/1/2048	91,173	89,187
Freddie Mac Gold Pool 4.5% 8/1/2052	18,631,000	17,982,008
Freddie Mac Gold Pool 4.5% 8/1/2053	2,932,426	2,827,300
Freddie Mac Gold Pool 4.5% 8/1/2053	250,053	241,323
Freddie Mac Gold Pool 4.5% 9/1/2038	276	274
Freddie Mac Gold Pool 4.5% 9/1/2044	7,587	7,510
Freddie Mac Gold Pool 4.5% 9/1/2044	2,535	2,509
Freddie Mac Gold Pool 4.5% 9/1/2046	9,797	9,669
Freddie Mac Gold Pool 4.5% 9/1/2046	27,766	27,334
Freddie Mac Gold Pool 4.5% 9/1/2047	65,365	64,144
Freddie Mac Gold Pool 4.5% 9/1/2047	18,769	18,419
Freddie Mac Gold Pool 4.5% 9/1/2047	92,182	90,461
Freddie Mac Gold Pool 4.5% 9/1/2047	17,234	16,913
Freddie Mac Gold Pool 4.5% 9/1/2048	432,354	423,471
Freddie Mac Gold Pool 4.5% 9/1/2048	254,795	249,560
Freddie Mac Gold Pool 4.5% 9/1/2052	30,627,592	29,560,710
Freddie Mac Gold Pool 4.5% 9/1/2052	169,122	163,231
Freddie Mac Gold Pool 4.5% 9/1/2052	486,695	469,741
Freddie Mac Gold Pool 5% 1/1/2037	1,616	1,637
Freddie Mac Gold Pool 5% 1/1/2039	362	367
Freddie Mac Gold Pool 5% 1/1/2039	2,009	2,036
Freddie Mac Gold Pool 5% 1/1/2040	13,906	14,104
Freddie Mac Gold Pool 5% 1/1/2049	52,516	52,596
Freddie Mac Gold Pool 5% 1/1/2053	618,106	611,123
Freddie Mac Gold Pool 5% 1/1/2053	137,371	136,377
Freddie Mac Gold Pool 5% 1/1/2053	415,982	410,502
Freddie Mac Gold Pool 5% 1/1/2053	787,747	777,247
Freddie Mac Gold Pool 5% 1/1/2054	477,865	470,675
Freddie Mac Gold Pool 5% 10/1/2026	31	30
Freddie Mac Gold Pool 5% 10/1/2038	3,770	3,822
Freddie Mac Gold Pool 5% 10/1/2039	1,197	1,214
Freddie Mac Gold Pool 5% 10/1/2048	458,958	460,371
Freddie Mac Gold Pool 5% 10/1/2049	6,426,434	6,436,174
Freddie Mac Gold Pool 5% 10/1/2052	113,926	112,781
Freddie Mac Gold Pool 5% 10/1/2052	28,517	28,221
Freddie Mac Gold Pool 5% 10/1/2052	155,968	154,353
Freddie Mac Gold Pool 5% 10/1/2052	671,575	661,228
Freddie Mac Gold Pool 5% 11/1/2038	9,090	9,216
Freddie Mac Gold Pool 5% 11/1/2038	7,339	7,441
Freddie Mac Gold Pool 5% 11/1/2048	3,389	3,394
Freddie Mac Gold Pool 5% 11/1/2052	552,068	546,348
Freddie Mac Gold Pool 5% 11/1/2052	731,355	723,778
Freddie Mac Gold Pool 5% 11/1/2053	10,364,076	10,227,560
Freddie Mac Gold Pool 5% 11/1/2054	20,876,790	20,549,609
Freddie Mac Gold Pool 5% 12/1/2036	10,970	11,109
Freddie Mac Gold Pool 5% 12/1/2038	85,921	87,109
Freddie Mac Gold Pool 5% 12/1/2038	2,510	2,544
Freddie Mac Gold Pool 5% 12/1/2048	25,702	25,741
Freddie Mac Gold Pool 5% 12/1/2048	160,878	161,121
Freddie Mac Gold Pool 5% 12/1/2049	173,942	173,879
Freddie Mac Gold Pool 5% 12/1/2052	9,908,418	9,796,483
Freddie Mac Gold Pool 5% 12/1/2053	2,106,687	2,074,987
Freddie Mac Gold Pool 5% 2/1/2037	6,455	6,542
Freddie Mac Gold Pool 5% 2/1/2038	21,993	22,295
Freddie Mac Gold Pool 5% 2/1/2038	2,347	2,379
Freddie Mac Gold Pool 5% 2/1/2038	123,246	124,737
Freddie Mac Gold Pool 5% 2/1/2039	2,413	2,446
Freddie Mac Gold Pool 5% 2/1/2039	83,131	84,291
Freddie Mac Gold Pool 5% 2/1/2049	436,380	437,598
Freddie Mac Gold Pool 5% 2/1/2049	364,978	365,531
Freddie Mac Gold Pool 5% 2/1/2053	8,690,532	8,583,664
Freddie Mac Gold Pool 5% 2/1/2053	787,665	778,275
Freddie Mac Gold Pool 5% 2/1/2053	715,404	705,533
Freddie Mac Gold Pool 5% 2/1/2053	187,714	185,594
Freddie Mac Gold Pool 5% 2/1/2053	89,100	88,004
Freddie Mac Gold Pool 5% 3/1/2027	166	166
Freddie Mac Gold Pool 5% 3/1/2037	946	959
Freddie Mac Gold Pool 5% 3/1/2037	192	194
Freddie Mac Gold Pool 5% 3/1/2038	8,237	8,350
Freddie Mac Gold Pool 5% 3/1/2038	431	437
Freddie Mac Gold Pool 5% 3/1/2039	3,183	3,228
Freddie Mac Gold Pool 5% 3/1/2050	476,373	476,202
Freddie Mac Gold Pool 5% 3/1/2053	265,362	262,199
Freddie Mac Gold Pool 5% 3/1/2053	772,715	764,228
Freddie Mac Gold Pool 5% 3/1/2054	1,223,925	1,204,744
Freddie Mac Gold Pool 5% 4/1/2028	111	111
Freddie Mac Gold Pool 5% 4/1/2038	44,232	44,831
Freddie Mac Gold Pool 5% 4/1/2038	2,730	2,769
Freddie Mac Gold Pool 5% 4/1/2038	34,305	34,784
Freddie Mac Gold Pool 5% 4/1/2039	219	222
Freddie Mac Gold Pool 5% 4/1/2049	87,064	87,087
Freddie Mac Gold Pool 5% 4/1/2050	52,672	52,620
Freddie Mac Gold Pool 5% 4/1/2053	674,393	665,931
Freddie Mac Gold Pool 5% 4/1/2053	63,364	62,638
Freddie Mac Gold Pool 5% 4/1/2053	10,248,285	10,161,334
Freddie Mac Gold Pool 5% 4/1/2054	1,159,683	1,142,958
Freddie Mac Gold Pool 5% 5/1/2028	3,609	3,627
Freddie Mac Gold Pool 5% 5/1/2035	98,166	99,412
Freddie Mac Gold Pool 5% 5/1/2037	1,416	1,435
Freddie Mac Gold Pool 5% 5/1/2039	3,128,058	3,146,007
Freddie Mac Gold Pool 5% 5/1/2050	441,421	440,986
Freddie Mac Gold Pool 5% 5/1/2053	289,267	285,637
Freddie Mac Gold Pool 5% 5/1/2053	179,174	177,150
Freddie Mac Gold Pool 5% 5/1/2053	126,824	125,233
Freddie Mac Gold Pool 5% 5/1/2053	1,050,588	1,037,406
Freddie Mac Gold Pool 5% 5/1/2054	1,065,388	1,048,691
Freddie Mac Gold Pool 5% 6/1/2037	1,934	1,960
Freddie Mac Gold Pool 5% 6/1/2037	1,535	1,556
Freddie Mac Gold Pool 5% 6/1/2038	4,535	4,596
Freddie Mac Gold Pool 5% 6/1/2038	57,094	57,877
Freddie Mac Gold Pool 5% 6/1/2038	13,730	13,917
Freddie Mac Gold Pool 5% 6/1/2048	201,582	202,518
Freddie Mac Gold Pool 5% 6/1/2050	485,201	484,724
Freddie Mac Gold Pool 5% 6/1/2053	3,859,513	3,811,088
Freddie Mac Gold Pool 5% 7/1/2031	773	776
Freddie Mac Gold Pool 5% 7/1/2036	586	594
Freddie Mac Gold Pool 5% 7/1/2038	523	530
Freddie Mac Gold Pool 5% 7/1/2040	21,118	21,410
Freddie Mac Gold Pool 5% 7/1/2049	2,510	2,499
Freddie Mac Gold Pool 5% 7/1/2052	10,936,708	10,847,333
Freddie Mac Gold Pool 5% 8/1/2037	4,415	4,474
Freddie Mac Gold Pool 5% 8/1/2038	10,953	11,102
Freddie Mac Gold Pool 5% 8/1/2038	10,681	10,825
Freddie Mac Gold Pool 5% 8/1/2040	10,058	10,197
Freddie Mac Gold Pool 5% 8/1/2040	269,882	273,608
Freddie Mac Gold Pool 5% 8/1/2040	97,987	99,357
Freddie Mac Gold Pool 5% 8/1/2040	2,386	2,419
Freddie Mac Gold Pool 5% 8/1/2048	13,825	13,867
Freddie Mac Gold Pool 5% 8/1/2048	379,136	380,303
Freddie Mac Gold Pool 5% 8/1/2049	4,263	4,264
Freddie Mac Gold Pool 5% 8/1/2052	337,320	333,931
Freddie Mac Gold Pool 5% 8/1/2052	2,782,017	2,753,283
Freddie Mac Gold Pool 5% 8/1/2053	593,257	585,442
Freddie Mac Gold Pool 5% 8/1/2053	375,056	370,350
Freddie Mac Gold Pool 5% 9/1/2031	998	1,005
Freddie Mac Gold Pool 5% 9/1/2038	180,887	183,361
Freddie Mac Gold Pool 5% 9/1/2038	107,220	107,902
Freddie Mac Gold Pool 5% 9/1/2039	121,624	123,307
Freddie Mac Gold Pool 5% 9/1/2039	3,624	3,677
Freddie Mac Gold Pool 5% 9/1/2039	160,064	162,254
Freddie Mac Gold Pool 5% 9/1/2052	6,502,584	6,422,622
Freddie Mac Gold Pool 5% 9/1/2052	635,556	633,341
Freddie Mac Gold Pool 5% 9/1/2052	814,500	802,308
Freddie Mac Gold Pool 5% 9/1/2052	419,556	414,318
Freddie Mac Gold Pool 5.5% 1/1/2036	28,422	29,448
Freddie Mac Gold Pool 5.5% 1/1/2037	3,769	3,905
Freddie Mac Gold Pool 5.5% 1/1/2037	2,965	3,072
Freddie Mac Gold Pool 5.5% 1/1/2038	2,191	2,271
Freddie Mac Gold Pool 5.5% 1/1/2038	4,792	4,964
Freddie Mac Gold Pool 5.5% 1/1/2038	12,066	12,502
Freddie Mac Gold Pool 5.5% 1/1/2039	5,569	5,783
Freddie Mac Gold Pool 5.5% 1/1/2039	61,098	63,132
Freddie Mac Gold Pool 5.5% 1/1/2041	11,074	11,473
Freddie Mac Gold Pool 5.5% 1/1/2053	5,392,182	5,426,072
Freddie Mac Gold Pool 5.5% 1/1/2053	329,407	330,612
Freddie Mac Gold Pool 5.5% 1/1/2053	6,892,150	6,914,791
Freddie Mac Gold Pool 5.5% 1/1/2054	2,952,128	2,961,457
Freddie Mac Gold Pool 5.5% 1/1/2054	589,567	590,951
Freddie Mac Gold Pool 5.5% 10/1/2033	2,183	2,252
Freddie Mac Gold Pool 5.5% 10/1/2035	12,923	13,386
Freddie Mac Gold Pool 5.5% 10/1/2036	752	780
Freddie Mac Gold Pool 5.5% 10/1/2053	335,166	336,539
Freddie Mac Gold Pool 5.5% 10/1/2054	9,366,382	9,463,302
Freddie Mac Gold Pool 5.5% 11/1/2028	2,464	2,495
Freddie Mac Gold Pool 5.5% 11/1/2037	10,352	10,723
Freddie Mac Gold Pool 5.5% 11/1/2038	2,227	2,308
Freddie Mac Gold Pool 5.5% 11/1/2052	160,591	162,202
Freddie Mac Gold Pool 5.5% 11/1/2053	2,517,906	2,525,863
Freddie Mac Gold Pool 5.5% 11/1/2053	37,481	37,628
Freddie Mac Gold Pool 5.5% 11/1/2054	8,749,862	8,886,885
Freddie Mac Gold Pool 5.5% 12/1/2035	1,466	1,518
Freddie Mac Gold Pool 5.5% 12/1/2037	851	882
Freddie Mac Gold Pool 5.5% 12/1/2039	27,578	28,578
Freddie Mac Gold Pool 5.5% 12/1/2052	10,959,621	11,028,503
Freddie Mac Gold Pool 5.5% 12/1/2053	20,578,651	20,662,974
Freddie Mac Gold Pool 5.5% 12/1/2054	22,270,299	22,312,838
Freddie Mac Gold Pool 5.5% 2/1/2028	93	93
Freddie Mac Gold Pool 5.5% 2/1/2036	641	664
Freddie Mac Gold Pool 5.5% 2/1/2038	2,267	2,349
Freddie Mac Gold Pool 5.5% 2/1/2039	3,076	3,195
Freddie Mac Gold Pool 5.5% 3/1/2034	133,478	137,660
Freddie Mac Gold Pool 5.5% 3/1/2037	1,110	1,152
Freddie Mac Gold Pool 5.5% 3/1/2038	4,137	4,289
Freddie Mac Gold Pool 5.5% 3/1/2039	270,377	280,864
Freddie Mac Gold Pool 5.5% 3/1/2039	7,641	7,925
Freddie Mac Gold Pool 5.5% 3/1/2053	10,823,233	10,881,111
Freddie Mac Gold Pool 5.5% 3/1/2053	729,170	731,565
Freddie Mac Gold Pool 5.5% 3/1/2054	9,047,564	9,070,500
Freddie Mac Gold Pool 5.5% 4/1/2027	137	137
Freddie Mac Gold Pool 5.5% 4/1/2038	2,113	2,195
Freddie Mac Gold Pool 5.5% 4/1/2038	1,774	1,842
Freddie Mac Gold Pool 5.5% 4/1/2038	25,464	26,383
Freddie Mac Gold Pool 5.5% 4/1/2038	4,124	4,284
Freddie Mac Gold Pool 5.5% 4/1/2039	20,044	20,766
Freddie Mac Gold Pool 5.5% 4/1/2040	62,899	65,212
Freddie Mac Gold Pool 5.5% 4/1/2053	106,465	107,034
Freddie Mac Gold Pool 5.5% 4/1/2053	12,627,024	12,702,440
Freddie Mac Gold Pool 5.5% 4/1/2053	18,128,905	18,242,847
Freddie Mac Gold Pool 5.5% 4/1/2054	273,947	274,642
Freddie Mac Gold Pool 5.5% 5/1/2028	1,198	1,214
Freddie Mac Gold Pool 5.5% 5/1/2036	2,212	2,289
Freddie Mac Gold Pool 5.5% 5/1/2036	580	601
Freddie Mac Gold Pool 5.5% 5/1/2036	4,252	4,402
Freddie Mac Gold Pool 5.5% 5/1/2036	670	695
Freddie Mac Gold Pool 5.5% 5/1/2037	619	641
Freddie Mac Gold Pool 5.5% 5/1/2037	2,184	2,267
Freddie Mac Gold Pool 5.5% 5/1/2037	79,284	82,172
Freddie Mac Gold Pool 5.5% 5/1/2038	1,860	1,928
Freddie Mac Gold Pool 5.5% 5/1/2038	43,494	45,086
Freddie Mac Gold Pool 5.5% 5/1/2038	1,661	1,721
Freddie Mac Gold Pool 5.5% 5/1/2038	1,669	1,730
Freddie Mac Gold Pool 5.5% 5/1/2040	1,542	1,598
Freddie Mac Gold Pool 5.5% 5/1/2040	1,585	1,642
Freddie Mac Gold Pool 5.5% 5/1/2054	13,715,609	13,750,380
Freddie Mac Gold Pool 5.5% 6/1/2027	3,023	3,051
Freddie Mac Gold Pool 5.5% 6/1/2030	7,483	7,516
Freddie Mac Gold Pool 5.5% 6/1/2038	2,542	2,637
Freddie Mac Gold Pool 5.5% 6/1/2038	5,368	5,561
Freddie Mac Gold Pool 5.5% 6/1/2038	3,054	3,168
Freddie Mac Gold Pool 5.5% 6/1/2038	19,967	20,687
Freddie Mac Gold Pool 5.5% 6/1/2039	4,430,734	4,500,344
Freddie Mac Gold Pool 5.5% 6/1/2040	12,608	13,075
Freddie Mac Gold Pool 5.5% 6/1/2041	92,500	96,018
Freddie Mac Gold Pool 5.5% 6/1/2041	47,157	48,807
Freddie Mac Gold Pool 5.5% 6/1/2041	149,637	154,426
Freddie Mac Gold Pool 5.5% 6/1/2049	977,292	999,316
Freddie Mac Gold Pool 5.5% 6/1/2053	969,971	977,294
Freddie Mac Gold Pool 5.5% 6/1/2053	419,975	421,696
Freddie Mac Gold Pool 5.5% 6/1/2053	648,002	652,702
Freddie Mac Gold Pool 5.5% 6/1/2053	503,470	506,973
Freddie Mac Gold Pool 5.5% 6/1/2053	315,872	317,166
Freddie Mac Gold Pool 5.5% 6/1/2054	7,376,076	7,394,775
Freddie Mac Gold Pool 5.5% 7/1/2028	1,209	1,224
Freddie Mac Gold Pool 5.5% 7/1/2035	84,313	86,915
Freddie Mac Gold Pool 5.5% 7/1/2036	40,200	41,642
Freddie Mac Gold Pool 5.5% 7/1/2038	2,077	2,157
Freddie Mac Gold Pool 5.5% 7/1/2038	1,363	1,412
Freddie Mac Gold Pool 5.5% 7/1/2039	1,536	1,595
Freddie Mac Gold Pool 5.5% 7/1/2039	4,419,874	4,489,313
Freddie Mac Gold Pool 5.5% 7/1/2053	5,664,797	5,688,009
Freddie Mac Gold Pool 5.5% 7/1/2053	39,620	39,819
Freddie Mac Gold Pool 5.5% 7/1/2053	32,310	32,442
Freddie Mac Gold Pool 5.5% 7/1/2053	445,529	447,773
Freddie Mac Gold Pool 5.5% 7/1/2053	762,362	765,486
Freddie Mac Gold Pool 5.5% 7/1/2053	2,406,441	2,419,310
Freddie Mac Gold Pool 5.5% 7/1/2054	397,113	397,996
Freddie Mac Gold Pool 5.5% 8/1/2038	2,046	2,120
Freddie Mac Gold Pool 5.5% 8/1/2038	839	870
Freddie Mac Gold Pool 5.5% 8/1/2038	3,445	3,569
Freddie Mac Gold Pool 5.5% 8/1/2038	4,843	5,022
Freddie Mac Gold Pool 5.5% 8/1/2039	31,943	33,152
Freddie Mac Gold Pool 5.5% 8/1/2040	8,194	8,491
Freddie Mac Gold Pool 5.5% 8/1/2053	4,848,932	4,865,300
Freddie Mac Gold Pool 5.5% 8/1/2053	1,261,322	1,266,490
Freddie Mac Gold Pool 5.5% 8/1/2053	1,203,308	1,208,238
Freddie Mac Gold Pool 5.5% 8/1/2053	1,727,952	1,735,033
Freddie Mac Gold Pool 5.5% 8/1/2053	163,154	164,027
Freddie Mac Gold Pool 5.5% 8/1/2053	46,242	46,432
Freddie Mac Gold Pool 5.5% 8/1/2054	12,010,156	12,033,096
Freddie Mac Gold Pool 5.5% 9/1/2038	2,475	2,567
Freddie Mac Gold Pool 5.5% 9/1/2038	29,358	30,427
Freddie Mac Gold Pool 5.5% 9/1/2038	3,991	4,137
Freddie Mac Gold Pool 5.5% 9/1/2039	1,571,621	1,596,313
Freddie Mac Gold Pool 5.5% 9/1/2040	127,842	132,773
Freddie Mac Gold Pool 5.5% 9/1/2053	9,205,829	9,326,979
Freddie Mac Gold Pool 5.5% 9/1/2053	118,488	118,966
Freddie Mac Gold Pool 5.5% 9/1/2053	1,045,676	1,049,961
Freddie Mac Gold Pool 5.5% 9/1/2053	2,735,053	2,746,261
Freddie Mac Gold Pool 5.5% 9/1/2053	2,085,932	2,094,479
Freddie Mac Gold Pool 5.5% 9/1/2053	291,867	293,063
Freddie Mac Gold Pool 5.5% 9/1/2054	968,273	970,122
Freddie Mac Gold Pool 6% 1/1/2053	2,797,777	2,861,642
Freddie Mac Gold Pool 6% 11/1/2053	22,379,211	22,785,161
Freddie Mac Gold Pool 6% 11/1/2053	3,016,109	3,070,820
Freddie Mac Gold Pool 6% 11/1/2053	447,682	456,642
Freddie Mac Gold Pool 6% 12/1/2052	12,961,087	13,256,952
Freddie Mac Gold Pool 6% 12/1/2053	11,828,426	12,171,032
Freddie Mac Gold Pool 6% 2/1/2054	4,790,369	4,872,773
Freddie Mac Gold Pool 6% 2/1/2054	1,623,720	1,651,651
Freddie Mac Gold Pool 6% 3/1/2053	3,248,402	3,315,448
Freddie Mac Gold Pool 6% 4/1/2032	46,590	48,302
Freddie Mac Gold Pool 6% 4/1/2053	3,198,126	3,264,134
Freddie Mac Gold Pool 6% 4/1/2053	7,602,082	7,758,986
Freddie Mac Gold Pool 6% 4/1/2054	1,740,677	1,770,620
Freddie Mac Gold Pool 6% 4/1/2054	20,977,608	21,646,575
Freddie Mac Gold Pool 6% 5/1/2053	3,374,812	3,440,573
Freddie Mac Gold Pool 6% 5/1/2054	25,267,470	26,104,824
Freddie Mac Gold Pool 6% 6/1/2053	15,558,615	15,879,739
Freddie Mac Gold Pool 6% 7/1/2053	167,498	170,641
Freddie Mac Gold Pool 6% 8/1/2037	5,782	6,081
Freddie Mac Gold Pool 6% 8/1/2053	4,244,169	4,323,809
Freddie Mac Gold Pool 6.5% 1/1/2053	5,056,339	5,250,764
Freddie Mac Gold Pool 6.5% 1/1/2053	81,691	84,992
Freddie Mac Gold Pool 6.5% 1/1/2053	33,283	34,607
Freddie Mac Gold Pool 6.5% 1/1/2054	1,417,589	1,461,909
Freddie Mac Gold Pool 6.5% 10/1/2037	2,508	2,665
Freddie Mac Gold Pool 6.5% 11/1/2036	1,271	1,349
Freddie Mac Gold Pool 6.5% 11/1/2052	20,383	21,136
Freddie Mac Gold Pool 6.5% 11/1/2053	213,762	220,445
Freddie Mac Gold Pool 6.5% 12/1/2037	2,095	2,229
Freddie Mac Gold Pool 6.5% 12/1/2052	218,222	226,613
Freddie Mac Gold Pool 6.5% 12/1/2053	21,307,719	21,973,888
Freddie Mac Gold Pool 6.5% 12/1/2053	7,387,095	7,710,963
Freddie Mac Gold Pool 6.5% 2/1/2053	4,276,323	4,426,055
Freddie Mac Gold Pool 6.5% 2/1/2053	549,528	567,867
Freddie Mac Gold Pool 6.5% 2/1/2054	11,568,463	12,050,345
Freddie Mac Gold Pool 6.5% 6/1/2054	11,593,701	12,117,393
Freddie Mac Gold Pool 6.5% 6/1/2054	5,737,082	6,030,292
Freddie Mac Gold Pool 6.5% 8/1/2053	4,527,666	4,680,539
Freddie Mac Gold Pool 6.5% 9/1/2033	1,322	1,372
Freddie Mac Gold Pool 6.5% 9/1/2037	1,519	1,601
Freddie Mac Gold Pool 6.5% 9/1/2053	539,678	557,900
Freddie Mac Gold Pool 6.5% 9/1/2054	6,685,274	7,031,123
Freddie Mac Gold Pool 7% 1/1/2054	2,206,635	2,320,598
Freddie Mac Multiclass Mortgage participation certificates 2.5% 2/1/2032	6,102	5,822
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.896%, 7.499% 9/1/2037 (b)(h)	9,957	10,212
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 1.7%, 6.023% 3/1/2036 (b)(h)	191,590	192,946
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.231%, 6.618% 12/1/2035 (b)(h)	83,278	84,637
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.25%, 6.446% 3/1/2035 (b)(h)	43,536	44,231
Freddie Mac Non Gold Pool 4% 10/1/2040	46,065	44,578
Freddie Mac Non Gold Pool 4% 10/1/2040	483	473
Freddie Mac Non Gold Pool 4% 9/1/2040	2,334	2,264
Freddie Mac Non Gold Pool 4% 9/1/2040	28,706	27,828
Freddie Mac Non Gold Pool 4% 9/1/2040	1,797	1,742
Freddie Mac Non Gold Pool 4% 9/1/2040	89,842	87,017
Freddie Mac Non Gold Pool 4.5% 2/1/2054	34,934	33,668
Freddie Mac Non Gold Pool 4.5% 9/1/2040	158,386	157,029
Freddie Mac Non Gold Pool 5% 9/1/2040	26,644	27,017
Freddie Mac Non Gold Pool 5.5% 1/1/2054	2,531,654	2,538,547
Freddie Mac Non Gold Pool 5.5% 3/1/2054	497,606	498,868
Freddie Mac Non Gold Pool 5.5% 4/1/2054	6,707,588	6,735,074
Freddie Mac Non Gold Pool 5.5% 8/1/2053	37,114	37,405
Ginnie Mae I Pool 2.5% 7/20/2052	655,332	562,259
Ginnie Mae I Pool 2.5% 8/20/2052	190,501	163,638
Ginnie Mae I Pool 2.5% 9/20/2052	552,050	474,853
Ginnie Mae I Pool 3% 1/15/2043	41,507	37,390
Ginnie Mae I Pool 3% 1/15/2045	15,039	13,473
Ginnie Mae I Pool 3% 1/15/2045	12,823	11,517
Ginnie Mae I Pool 3% 1/15/2045	14,318	12,827
Ginnie Mae I Pool 3% 1/15/2045	9,171	8,209
Ginnie Mae I Pool 3% 1/15/2045	4,018	3,596
Ginnie Mae I Pool 3% 10/20/2042	489,313	447,124
Ginnie Mae I Pool 3% 10/20/2052	13,190,549	11,771,408
Ginnie Mae I Pool 3% 11/15/2042	11,288	10,213
Ginnie Mae I Pool 3% 11/20/2052	898,999	802,277
Ginnie Mae I Pool 3% 2/15/2045	52,687	47,217
Ginnie Mae I Pool 3% 2/15/2045	24,158	21,643
Ginnie Mae I Pool 3% 2/15/2045	9,837	8,808
Ginnie Mae I Pool 3% 2/20/2046	41,026	37,125
Ginnie Mae I Pool 3% 3/15/2045	6,669	6,009
Ginnie Mae I Pool 3% 3/15/2045	19,434	17,510
Ginnie Mae I Pool 3% 3/15/2045	17,886	16,116
Ginnie Mae I Pool 3% 3/15/2045	7,898	7,057
Ginnie Mae I Pool 3% 3/15/2045	21,181	19,084
Ginnie Mae I Pool 3% 3/15/2045	102,394	92,257
Ginnie Mae I Pool 3% 3/15/2045	64,325	57,956
Ginnie Mae I Pool 3% 3/15/2045	30,463	27,284
Ginnie Mae I Pool 3% 3/15/2045	3,995	3,574
Ginnie Mae I Pool 3% 3/15/2045	61,061	55,016
Ginnie Mae I Pool 3% 3/15/2045	11,889	10,712
Ginnie Mae I Pool 3% 3/15/2045	49,704	44,783
Ginnie Mae I Pool 3% 3/15/2045	45,719	41,193
Ginnie Mae I Pool 3% 4/15/2042	24,672	22,370
Ginnie Mae I Pool 3% 5/15/2042	14,655	13,345
Ginnie Mae I Pool 3% 5/15/2045	33,279	29,984
Ginnie Mae I Pool 3% 6/15/2042	15,738	14,259
Ginnie Mae I Pool 3% 6/15/2043	61,537	55,306
Ginnie Mae I Pool 3% 6/15/2043	54,502	49,261
Ginnie Mae I Pool 3% 6/15/2043	339,081	305,747
Ginnie Mae I Pool 3% 6/15/2045	3,535	3,185
Ginnie Mae I Pool 3% 6/15/2045	33,968	30,605
Ginnie Mae I Pool 3% 6/15/2045	5,942	5,354
Ginnie Mae I Pool 3% 6/20/2053	218,253	195,368
Ginnie Mae I Pool 3% 7/15/2042	15,697	14,337
Ginnie Mae I Pool 3% 7/15/2043	99,040	89,334
Ginnie Mae I Pool 3% 7/15/2045	39,580	35,662
Ginnie Mae I Pool 3% 7/15/2045	16,526	14,890
Ginnie Mae I Pool 3% 7/15/2045	10,891	9,813
Ginnie Mae I Pool 3% 7/15/2045	14,133	12,734
Ginnie Mae I Pool 3% 7/15/2045	14,278	12,864
Ginnie Mae I Pool 3% 7/15/2045	4,070	3,667
Ginnie Mae I Pool 3% 7/15/2045	19,427	17,504
Ginnie Mae I Pool 3% 7/15/2045	64,014	57,677
Ginnie Mae I Pool 3% 7/15/2045	14,998	13,513
Ginnie Mae I Pool 3% 7/15/2045	14,127	12,728
Ginnie Mae I Pool 3% 7/15/2045	37,236	33,549
Ginnie Mae I Pool 3% 7/20/2052	741,529	661,113
Ginnie Mae I Pool 3% 9/20/2052	26,239	23,422
Ginnie Mae I Pool 3.5% 1/15/2041	13,750	12,833
Ginnie Mae I Pool 3.5% 1/15/2041	12,950	12,133
Ginnie Mae I Pool 3.5% 1/15/2042	32,784	30,443
Ginnie Mae I Pool 3.5% 1/15/2042	12,359	11,474
Ginnie Mae I Pool 3.5% 1/20/2053	1,102,877	1,014,337
Ginnie Mae I Pool 3.5% 10/15/2042	3,487	3,243
Ginnie Mae I Pool 3.5% 10/15/2042	10,479	9,737
Ginnie Mae I Pool 3.5% 10/20/2052	9,822,401	9,033,081
Ginnie Mae I Pool 3.5% 10/20/2054	645,103	592,004
Ginnie Mae I Pool 3.5% 11/15/2040	8,869	8,286
Ginnie Mae I Pool 3.5% 11/15/2041	21,494	20,139
Ginnie Mae I Pool 3.5% 11/15/2041	23,584	22,033
Ginnie Mae I Pool 3.5% 11/15/2041	96,262	89,620
Ginnie Mae I Pool 3.5% 11/15/2042	8,259	7,649
Ginnie Mae I Pool 3.5% 11/20/2052	3,300,913	3,035,397
Ginnie Mae I Pool 3.5% 12/15/2040	14,902	13,922
Ginnie Mae I Pool 3.5% 12/15/2041	2,707	2,523
Ginnie Mae I Pool 3.5% 12/15/2041	21,658	20,193
Ginnie Mae I Pool 3.5% 12/15/2042	8,088	7,514
Ginnie Mae I Pool 3.5% 12/15/2043	2,029	1,875
Ginnie Mae I Pool 3.5% 12/20/2052	4,189,327	3,852,349
Ginnie Mae I Pool 3.5% 2/15/2042	62,902	58,505
Ginnie Mae I Pool 3.5% 2/15/2042	16,812	15,612
Ginnie Mae I Pool 3.5% 2/15/2042	77,208	71,898
Ginnie Mae I Pool 3.5% 2/15/2043	46,726	43,369
Ginnie Mae I Pool 3.5% 2/15/2043	28,259	26,171
Ginnie Mae I Pool 3.5% 3/15/2042	24,061	22,439
Ginnie Mae I Pool 3.5% 3/15/2042	9,639	8,976
Ginnie Mae I Pool 3.5% 4/15/2042	3,680	3,413
Ginnie Mae I Pool 3.5% 4/15/2042	21,614	20,128
Ginnie Mae I Pool 3.5% 5/15/2042	15,400	14,344
Ginnie Mae I Pool 3.5% 5/15/2042	27,004	25,165
Ginnie Mae I Pool 3.5% 5/15/2042	54,365	50,577
Ginnie Mae I Pool 3.5% 5/15/2042	2,109	1,964
Ginnie Mae I Pool 3.5% 5/15/2042	12,222	11,378
Ginnie Mae I Pool 3.5% 5/15/2043	26,037	24,140
Ginnie Mae I Pool 3.5% 5/15/2043	18,462	17,120
Ginnie Mae I Pool 3.5% 5/15/2043	73,217	68,084
Ginnie Mae I Pool 3.5% 5/15/2043	51,810	48,035
Ginnie Mae I Pool 3.5% 6/15/2042	11,131	10,325
Ginnie Mae I Pool 3.5% 6/15/2042	7,406	6,869
Ginnie Mae I Pool 3.5% 6/15/2042	87,265	81,263
Ginnie Mae I Pool 3.5% 6/15/2043	27,642	25,680
Ginnie Mae I Pool 3.5% 6/15/2043	84,056	77,914
Ginnie Mae I Pool 3.5% 6/20/2042	433,260	406,717
Ginnie Mae I Pool 3.5% 6/20/2053	48,102	44,357
Ginnie Mae I Pool 3.5% 7/15/2042	3,988	3,697
Ginnie Mae I Pool 3.5% 7/15/2042	5,994	5,558
Ginnie Mae I Pool 3.5% 7/15/2042	180,343	167,699
Ginnie Mae I Pool 3.5% 7/15/2042	7,945	7,399
Ginnie Mae I Pool 3.5% 7/15/2042	5,954	5,525
Ginnie Mae I Pool 3.5% 7/20/2052	1,545,496	1,421,301
Ginnie Mae I Pool 3.5% 8/15/2042	1,410	1,311
Ginnie Mae I Pool 3.5% 8/15/2042	6,427	5,981
Ginnie Mae I Pool 3.5% 8/15/2042	7,574	7,035
Ginnie Mae I Pool 3.5% 8/15/2042	582,986	541,859
Ginnie Mae I Pool 3.5% 8/15/2043	3,874	3,583
Ginnie Mae I Pool 3.5% 8/20/2052	2,078,151	1,911,152
Ginnie Mae I Pool 3.5% 9/15/2041	22,452	20,964
Ginnie Mae I Pool 3.5% 9/15/2043	5,212	4,885
Ginnie Mae I Pool 3.5% 9/20/2052	372,254	342,340
Ginnie Mae I Pool 4% 1/15/2040	4,069	3,923
Ginnie Mae I Pool 4% 1/15/2041	5,352	5,153
Ginnie Mae I Pool 4% 1/15/2041	4,389	4,223
Ginnie Mae I Pool 4% 1/15/2041	204,004	196,330
Ginnie Mae I Pool 4% 1/15/2041	99,298	95,585
Ginnie Mae I Pool 4% 10/15/2040	135,278	130,281
Ginnie Mae I Pool 4% 10/15/2041	109,052	104,914
Ginnie Mae I Pool 4% 10/15/2041	58,341	56,146
Ginnie Mae I Pool 4% 10/15/2041	26,367	25,399
Ginnie Mae I Pool 4% 10/15/2041	17,801	17,120
Ginnie Mae I Pool 4% 10/15/2041	11,101	10,681
Ginnie Mae I Pool 4% 10/15/2041	8,413	8,101
Ginnie Mae I Pool 4% 10/15/2041	5,719	5,501
Ginnie Mae I Pool 4% 10/20/2052	17,606,133	16,644,835
Ginnie Mae I Pool 4% 11/15/2040	49,459	47,599
Ginnie Mae I Pool 4% 11/15/2040	4,923	4,737
Ginnie Mae I Pool 4% 11/15/2041	6,116	5,878
Ginnie Mae I Pool 4% 11/15/2044	8,569	8,201
Ginnie Mae I Pool 4% 11/20/2052	7,486,631	7,075,520
Ginnie Mae I Pool 4% 12/15/2040	6,709	6,467
Ginnie Mae I Pool 4% 12/15/2040	13,050	12,563
Ginnie Mae I Pool 4% 12/15/2041	64,244	61,768
Ginnie Mae I Pool 4% 12/15/2041	36,051	34,657
Ginnie Mae I Pool 4% 12/15/2041	6,570	6,330
Ginnie Mae I Pool 4% 12/15/2041	6,717	6,453
Ginnie Mae I Pool 4% 12/15/2041	6,234	6,004
Ginnie Mae I Pool 4% 12/20/2052	106,431	100,578
Ginnie Mae I Pool 4% 2/15/2041	3,487	3,356
Ginnie Mae I Pool 4% 2/15/2041	24,208	23,269
Ginnie Mae I Pool 4% 2/15/2041	35,442	34,136
Ginnie Mae I Pool 4% 3/15/2040	12,532	12,091
Ginnie Mae I Pool 4% 3/15/2041	8,662	8,342
Ginnie Mae I Pool 4% 3/15/2041	40,706	39,207
Ginnie Mae I Pool 4% 3/15/2044	13,176	12,667
Ginnie Mae I Pool 4% 3/20/2047	1,685,696	1,616,176
Ginnie Mae I Pool 4% 3/20/2053	826,573	781,894
Ginnie Mae I Pool 4% 4/15/2040	41,259	39,730
Ginnie Mae I Pool 4% 4/15/2040	52,491	50,564
Ginnie Mae I Pool 4% 4/15/2041	4,637	4,456
Ginnie Mae I Pool 4% 4/15/2041	5,276	5,079
Ginnie Mae I Pool 4% 4/15/2045	34,767	33,296
Ginnie Mae I Pool 4% 5/15/2040	67,764	65,222
Ginnie Mae I Pool 4% 5/15/2041	3,962	3,815
Ginnie Mae I Pool 4% 5/15/2044	3,092	2,971
Ginnie Mae I Pool 4% 6/15/2039	161,705	155,982
Ginnie Mae I Pool 4% 6/15/2039	6,978	6,727
Ginnie Mae I Pool 4% 6/15/2045	272,777	261,154
Ginnie Mae I Pool 4% 6/20/2053	6,411,463	6,056,388
Ginnie Mae I Pool 4% 7/15/2041	116,671	112,075
Ginnie Mae I Pool 4% 7/15/2041	8,155	7,845
Ginnie Mae I Pool 4% 8/15/2039	10,698	10,304
Ginnie Mae I Pool 4% 8/15/2040	1,229	1,183
Ginnie Mae I Pool 4% 8/15/2041	12,109	11,650
Ginnie Mae I Pool 4% 8/15/2041	3,562	3,438
Ginnie Mae I Pool 4% 8/20/2052	5,486,136	5,191,735
Ginnie Mae I Pool 4% 9/15/2025	186	185
Ginnie Mae I Pool 4% 9/15/2025	838	835
Ginnie Mae I Pool 4% 9/15/2041	11,389	10,958
Ginnie Mae I Pool 4% 9/15/2041	11,005	10,596
Ginnie Mae I Pool 4% 9/15/2041	1,212	1,168
Ginnie Mae I Pool 4% 9/15/2041	2,531	2,433
Ginnie Mae I Pool 4% 9/15/2041	10,363	9,971
Ginnie Mae I Pool 4% 9/15/2041	2,468	2,373
Ginnie Mae I Pool 4% 9/15/2044	1,614	1,550
Ginnie Mae I Pool 4% 9/20/2052	5,507,792	5,205,344
Ginnie Mae I Pool 4.5% 10/15/2040	5,315	5,230
Ginnie Mae I Pool 4.5% 10/15/2041	7,915	7,773
Ginnie Mae I Pool 4.5% 10/20/2052	5,639,452	5,474,195
Ginnie Mae I Pool 4.5% 10/20/2054	70,892	68,488
Ginnie Mae I Pool 4.5% 11/20/2052	14,746,533	14,309,795
Ginnie Mae I Pool 4.5% 2/15/2039	21,210	20,888
Ginnie Mae I Pool 4.5% 2/15/2040	3,461	3,405
Ginnie Mae I Pool 4.5% 2/20/2053	8,110,596	7,867,856
Ginnie Mae I Pool 4.5% 3/15/2040	35,787	35,145
Ginnie Mae I Pool 4.5% 3/15/2041	24,445	24,020
Ginnie Mae I Pool 4.5% 3/15/2041	167,379	164,681
Ginnie Mae I Pool 4.5% 3/15/2041	4,387	4,312
Ginnie Mae I Pool 4.5% 4/15/2041	2,553	2,509
Ginnie Mae I Pool 4.5% 5/15/2040	61,776	60,664
Ginnie Mae I Pool 4.5% 5/15/2041	2,791	2,750
Ginnie Mae I Pool 4.5% 5/15/2041	399	391
Ginnie Mae I Pool 4.5% 5/20/2053	4,272,039	4,137,507
Ginnie Mae I Pool 4.5% 6/15/2040	7,308	7,187
Ginnie Mae I Pool 4.5% 6/15/2040	2,460	2,420
Ginnie Mae I Pool 4.5% 6/15/2040	4,643	4,567
Ginnie Mae I Pool 4.5% 6/15/2040	14,896	14,665
Ginnie Mae I Pool 4.5% 6/15/2040	110,354	108,575
Ginnie Mae I Pool 4.5% 6/15/2040	44,657	43,945
Ginnie Mae I Pool 4.5% 6/15/2041	1,384	1,360
Ginnie Mae I Pool 4.5% 6/15/2041	3,347	3,289
Ginnie Mae I Pool 4.5% 6/15/2041	3,278	3,222
Ginnie Mae I Pool 4.5% 7/15/2039	2,273	2,235
Ginnie Mae I Pool 4.5% 7/15/2040	2,040	2,007
Ginnie Mae I Pool 4.5% 7/15/2040	19,373	19,063
Ginnie Mae I Pool 4.5% 7/15/2040	4,039	3,974
Ginnie Mae I Pool 4.5% 7/15/2040	14,301	14,067
Ginnie Mae I Pool 4.5% 7/15/2040	16,858	16,585
Ginnie Mae I Pool 4.5% 7/15/2040	18,184	17,892
Ginnie Mae I Pool 4.5% 7/15/2041	4,001	3,930
Ginnie Mae I Pool 4.5% 7/20/2041	744,589	732,478
Ginnie Mae I Pool 4.5% 8/15/2040	3,696	3,636
Ginnie Mae I Pool 4.5% 8/15/2040	8,463	8,340
Ginnie Mae I Pool 4.5% 8/20/2052	83,415	80,997
Ginnie Mae I Pool 4.5% 9/15/2040	10,329	10,158
Ginnie Mae I Pool 4.5% 9/15/2040	7,722	7,589
Ginnie Mae I Pool 4.5% 9/15/2041	2,687	2,643
Ginnie Mae I Pool 4.5% 9/20/2052	10,904,311	10,584,773
Ginnie Mae I Pool 4.5% 9/20/2054	98,913	95,589
Ginnie Mae I Pool 5% 1/20/2053	3,396,638	3,359,432
Ginnie Mae I Pool 5% 10/20/2052	3,729,546	3,688,694
Ginnie Mae I Pool 5% 11/15/2039	58,283	58,639
Ginnie Mae I Pool 5% 11/20/2049	443,958	445,165
Ginnie Mae I Pool 5% 11/20/2052	16,679,001	16,501,516
Ginnie Mae I Pool 5% 12/20/2052	9,382,364	9,279,592
Ginnie Mae I Pool 5% 2/20/2041	16,290	16,466
Ginnie Mae I Pool 5% 3/15/2044	88,578	89,105
Ginnie Mae I Pool 5% 3/20/2053	3,412,659	3,374,212
Ginnie Mae I Pool 5% 4/15/2039	65,789	66,176
Ginnie Mae I Pool 5% 4/15/2039	17,216	17,316
Ginnie Mae I Pool 5% 4/15/2040	29,446	29,625
Ginnie Mae I Pool 5% 5/15/2039	75,838	76,299
Ginnie Mae I Pool 5% 5/15/2039	29,550	29,728
Ginnie Mae I Pool 5% 5/15/2040	32,676	32,873
Ginnie Mae I Pool 5% 5/15/2040	13,886	13,969
Ginnie Mae I Pool 5% 5/20/2053	2,474,014	2,450,780
Ginnie Mae I Pool 5% 6/15/2040	43,427	43,689
Ginnie Mae I Pool 5% 6/20/2040	1,615	1,632
Ginnie Mae I Pool 5% 6/20/2053	6,128,449	6,070,417
Ginnie Mae I Pool 5% 7/15/2040	147,842	148,759
Ginnie Mae I Pool 5% 7/15/2040	35,913	36,135
Ginnie Mae I Pool 5% 7/15/2040	26,379	26,541
Ginnie Mae I Pool 5% 7/15/2040	81,612	82,112
Ginnie Mae I Pool 5% 7/15/2040	158,162	159,110
Ginnie Mae I Pool 5% 7/15/2040	117,509	118,215
Ginnie Mae I Pool 5% 7/15/2040	90,569	91,114
Ginnie Mae I Pool 5% 7/15/2040	87,964	88,494
Ginnie Mae I Pool 5% 7/15/2040	82,751	83,240
Ginnie Mae I Pool 5% 7/20/2041	12,987	13,127
Ginnie Mae I Pool 5% 7/20/2052	409,961	405,727
Ginnie Mae I Pool 5% 8/15/2039	38,688	38,920
Ginnie Mae I Pool 5% 8/15/2039	51,808	52,116
Ginnie Mae I Pool 5% 8/15/2039	84,096	84,595
Ginnie Mae I Pool 5% 8/15/2039	9,257	9,312
Ginnie Mae I Pool 5% 9/15/2039	120,853	121,565
Ginnie Mae I Pool 5% 9/15/2039	40,895	41,145
Ginnie Mae I Pool 5% 9/15/2039	42,790	43,050
Ginnie Mae I Pool 5% 9/15/2039	115,823	116,502
Ginnie Mae I Pool 5% 9/15/2041	465,677	468,451
Ginnie Mae I Pool 5% 9/20/2052	1,234,383	1,222,020
Ginnie Mae I Pool 5.5% 1/15/2038	7,362	7,498
Ginnie Mae I Pool 5.5% 1/20/2053	3,483,357	3,509,151
Ginnie Mae I Pool 5.5% 10/15/2035	81,676	82,989
Ginnie Mae I Pool 5.5% 10/15/2038	2,604	2,653
Ginnie Mae I Pool 5.5% 10/20/2052	961,000	969,918
Ginnie Mae I Pool 5.5% 10/20/2054	5,499,454	5,519,553
Ginnie Mae I Pool 5.5% 11/15/2038	11,791	12,013
Ginnie Mae I Pool 5.5% 11/15/2038	27,427	27,945
Ginnie Mae I Pool 5.5% 11/15/2038	1,589	1,619
Ginnie Mae I Pool 5.5% 11/20/2052	4,904,298	4,946,744
Ginnie Mae I Pool 5.5% 12/15/2038	70,578	71,858
Ginnie Mae I Pool 5.5% 12/20/2041	27,907	28,708
Ginnie Mae I Pool 5.5% 12/20/2052	10,663,180	10,748,804
Ginnie Mae I Pool 5.5% 2/15/2038	5,863	5,973
Ginnie Mae I Pool 5.5% 2/15/2039	49,412	50,371
Ginnie Mae I Pool 5.5% 2/15/2039	12,037	12,274
Ginnie Mae I Pool 5.5% 2/20/2053	161,215	162,510
Ginnie Mae I Pool 5.5% 3/15/2039	148,590	151,380
Ginnie Mae I Pool 5.5% 3/15/2039	35,849	36,526
Ginnie Mae I Pool 5.5% 3/15/2040	883	898
Ginnie Mae I Pool 5.5% 3/20/2053	1,603,771	1,614,645
Ginnie Mae I Pool 5.5% 4/15/2039	52,258	53,278
Ginnie Mae I Pool 5.5% 4/15/2041	5,749	5,856
Ginnie Mae I Pool 5.5% 4/20/2053	7,863,120	7,921,345
Ginnie Mae I Pool 5.5% 5/15/2039	26,638	27,163
Ginnie Mae I Pool 5.5% 5/15/2039	67,183	68,476
Ginnie Mae I Pool 5.5% 5/20/2045	76,308	78,438
Ginnie Mae I Pool 5.5% 5/20/2053	219,844	221,472
Ginnie Mae I Pool 5.5% 6/15/2038	1,299	1,324
Ginnie Mae I Pool 5.5% 6/15/2038	8,482	8,643
Ginnie Mae I Pool 5.5% 6/20/2053	3,367,731	3,389,511
Ginnie Mae I Pool 5.5% 8/15/2039	22,721	23,168
Ginnie Mae I Pool 5.5% 9/15/2034	2,631	2,669
Ginnie Mae I Pool 5.5% 9/15/2038	4,178	4,256
Ginnie Mae I Pool 5.5% 9/15/2039	101,103	103,092
Ginnie Mae I Pool 5.5% 9/20/2052	5,350,681	5,393,646
Ginnie Mae I Pool 5.5% 9/20/2054	2,199,784	2,207,824
Ginnie Mae I Pool 6% 1/15/2038	14,786	15,291
Ginnie Mae I Pool 6% 1/15/2038	3,354	3,475
Ginnie Mae I Pool 6% 1/20/2053	5,950,359	6,059,005
Ginnie Mae I Pool 6% 10/15/2039	6,069	6,307
Ginnie Mae I Pool 6% 11/15/2034	56,891	58,500
Ginnie Mae I Pool 6% 11/15/2039	17,449	18,144
Ginnie Mae I Pool 6% 11/15/2039	1,230	1,276
Ginnie Mae I Pool 6% 11/15/2039	3,155	3,272
Ginnie Mae I Pool 6% 11/15/2039	6,609	6,865
Ginnie Mae I Pool 6% 11/15/2039	2,593	2,690
Ginnie Mae I Pool 6% 11/15/2039	10,053	10,451
Ginnie Mae I Pool 6% 11/15/2039	2,733	2,819
Ginnie Mae I Pool 6% 11/15/2039	17,319	17,959
Ginnie Mae I Pool 6% 11/15/2039	1,695	1,759
Ginnie Mae I Pool 6% 12/15/2040	16,086	16,673
Ginnie Mae I Pool 6% 12/20/2052	9,282,809	9,451,577
Ginnie Mae I Pool 6% 3/20/2053	348,395	354,756
Ginnie Mae I Pool 6% 6/15/2036	111,546	115,089
Ginnie Mae I Pool 6% 8/15/2037	3,413	3,539
Ginnie Mae I Pool 6.5% 1/15/2039	46,969	48,886
Ginnie Mae I Pool 6.5% 1/15/2039	1,455	1,517
Ginnie Mae I Pool 6.5% 10/15/2038	87	90
Ginnie Mae I Pool 6.5% 11/15/2038	1,407	1,465
Ginnie Mae I Pool 6.5% 12/20/2052	3,290,298	3,363,788
Ginnie Mae I Pool 6.5% 2/15/2038	10,459	10,874
Ginnie Mae II Pool 1.5% 10/20/2050	173,476	136,563
Ginnie Mae II Pool 1.5% 12/20/2051	830,314	652,598
Ginnie Mae II Pool 1.5% 2/20/2051	144,170	113,493
Ginnie Mae II Pool 1.5% 4/20/2051	328,835	258,864
Ginnie Mae II Pool 1.5% 5/20/2051	1,464,964	1,153,241
Ginnie Mae II Pool 1.5% 6/20/2045	67,397	54,770
Ginnie Mae II Pool 1.5% 6/20/2051	342,465	269,593
Ginnie Mae II Pool 1.5% 8/20/2051	75,871	59,727
Ginnie Mae II Pool 2% 1/20/2051	29,646,022	24,354,821
Ginnie Mae II Pool 2% 1/20/2054	531,828	436,700
Ginnie Mae II Pool 2% 10/20/2050	329,094	270,537
Ginnie Mae II Pool 2% 11/20/2051	33,396,249	27,448,758
Ginnie Mae II Pool 2% 12/20/2050	64,298,936	52,837,978
Ginnie Mae II Pool 2% 12/20/2051	4,935,346	4,056,417
Ginnie Mae II Pool 2% 2/20/2051	7,033,086	5,781,672
Ginnie Mae II Pool 2% 3/1/2055 (g)	2,000,000	1,642,481
Ginnie Mae II Pool 2% 3/20/2051	30,670,695	25,218,179
Ginnie Mae II Pool 2% 3/20/2052	2,327,889	1,913,319
Ginnie Mae II Pool 2% 4/1/2055 (g)	1,350,000	1,108,991
Ginnie Mae II Pool 2% 4/20/2051	41,917,248	34,452,264
Ginnie Mae II Pool 2% 7/20/2051	85,397,137	70,215,567
Ginnie Mae II Pool 2% 8/20/2051	2,590,446	2,129,927
Ginnie Mae II Pool 2% 9/20/2051	5,633,538	4,632,030
Ginnie Mae II Pool 2.5% 1/20/2045	12,808	11,237
Ginnie Mae II Pool 2.5% 1/20/2047	193,607	168,107
Ginnie Mae II Pool 2.5% 1/20/2048	25,227	21,880
Ginnie Mae II Pool 2.5% 1/20/2051	18,435,724	15,828,918
Ginnie Mae II Pool 2.5% 1/20/2052	785,363	673,700
Ginnie Mae II Pool 2.5% 10/20/2042	13,113	11,632
Ginnie Mae II Pool 2.5% 10/20/2043	40,358	35,684
Ginnie Mae II Pool 2.5% 10/20/2047	53,168	46,115
Ginnie Mae II Pool 2.5% 10/20/2050	19,181,035	16,498,813
Ginnie Mae II Pool 2.5% 10/20/2051	3,024,931	2,593,898
Ginnie Mae II Pool 2.5% 10/20/2053	3,430,197	2,944,096
Ginnie Mae II Pool 2.5% 11/20/2046	129,035	112,039
Ginnie Mae II Pool 2.5% 11/20/2050	9,397,980	8,083,793
Ginnie Mae II Pool 2.5% 11/20/2051	2,282,334	1,957,116
Ginnie Mae II Pool 2.5% 12/20/2042	5,428	4,814
Ginnie Mae II Pool 2.5% 12/20/2045	6,910	6,019
Ginnie Mae II Pool 2.5% 12/20/2046	91,804	79,712
Ginnie Mae II Pool 2.5% 12/20/2047	54,287	47,086
Ginnie Mae II Pool 2.5% 12/20/2049	33,454	28,786
Ginnie Mae II Pool 2.5% 12/20/2050	21,135,082	18,139,983
Ginnie Mae II Pool 2.5% 12/20/2051	2,302,081	1,974,769
Ginnie Mae II Pool 2.5% 12/20/2053	1,022,178	877,882
Ginnie Mae II Pool 2.5% 2/20/2044	10,884	9,560
Ginnie Mae II Pool 2.5% 2/20/2047	100,662	87,404
Ginnie Mae II Pool 2.5% 2/20/2050	1,279,790	1,101,228
Ginnie Mae II Pool 2.5% 2/20/2052	6,395,096	5,485,834
Ginnie Mae II Pool 2.5% 3/1/2055 (g)	16,975,000	14,548,028
Ginnie Mae II Pool 2.5% 3/20/2045	8,124	7,108
Ginnie Mae II Pool 2.5% 3/20/2046	15,623	13,695
Ginnie Mae II Pool 2.5% 3/20/2047	8,836	7,673
Ginnie Mae II Pool 2.5% 3/20/2050	3,698,268	3,181,112
Ginnie Mae II Pool 2.5% 3/20/2051	3,371,840	2,894,536
Ginnie Mae II Pool 2.5% 3/20/2052	13,840,163	11,868,030
Ginnie Mae II Pool 2.5% 4/20/2043	11,245	9,952
Ginnie Mae II Pool 2.5% 4/20/2045	32,792	28,677
Ginnie Mae II Pool 2.5% 4/20/2046	24,041	20,949
Ginnie Mae II Pool 2.5% 4/20/2048	25,557	22,167
Ginnie Mae II Pool 2.5% 4/20/2050	3,469,625	2,984,442
Ginnie Mae II Pool 2.5% 4/20/2052	3,554,154	3,049,376
Ginnie Mae II Pool 2.5% 5/20/2043	9,390	8,300
Ginnie Mae II Pool 2.5% 5/20/2046	6,741	5,871
Ginnie Mae II Pool 2.5% 5/20/2050	11,590,408	9,969,638
Ginnie Mae II Pool 2.5% 5/20/2051	33,834,407	29,034,371
Ginnie Mae II Pool 2.5% 5/20/2052	7,360,281	6,314,939
Ginnie Mae II Pool 2.5% 6/20/2046	23,037	20,078
Ginnie Mae II Pool 2.5% 6/20/2049	96,509	84,000
Ginnie Mae II Pool 2.5% 6/20/2050	3,044,556	2,618,814
Ginnie Mae II Pool 2.5% 6/20/2051	10,278,233	8,816,863
Ginnie Mae II Pool 2.5% 6/20/2052	808,591	693,751
Ginnie Mae II Pool 2.5% 7/20/2043	155,917	137,632
Ginnie Mae II Pool 2.5% 7/20/2046	62,577	54,560
Ginnie Mae II Pool 2.5% 7/20/2050	1,973,511	1,697,541
Ginnie Mae II Pool 2.5% 7/20/2051	65,602,741	56,254,777
Ginnie Mae II Pool 2.5% 8/20/2050	2,587,121	2,222,919
Ginnie Mae II Pool 2.5% 8/20/2051	16,690,885	14,312,542
Ginnie Mae II Pool 2.5% 9/20/2043	31,302	27,634
Ginnie Mae II Pool 2.5% 9/20/2046	90,297	78,495
Ginnie Mae II Pool 2.5% 9/20/2050	23,647,107	20,340,362
Ginnie Mae II Pool 2.5% 9/20/2051	5,753,009	4,933,243
Ginnie Mae II Pool 3% 1/20/2043	3,995	3,648
Ginnie Mae II Pool 3% 1/20/2044	95,855	87,363
Ginnie Mae II Pool 3% 1/20/2045	163,730	148,289
Ginnie Mae II Pool 3% 1/20/2047	1,336,029	1,206,901
Ginnie Mae II Pool 3% 1/20/2048	796,842	718,084
Ginnie Mae II Pool 3% 1/20/2050	12,045,742	10,787,412
Ginnie Mae II Pool 3% 1/20/2052	105,222	93,745
Ginnie Mae II Pool 3% 10/20/2043	21,577	19,653
Ginnie Mae II Pool 3% 10/20/2045	152,162	137,884
Ginnie Mae II Pool 3% 10/20/2046	496,587	448,592
Ginnie Mae II Pool 3% 10/20/2047	585,765	527,870
Ginnie Mae II Pool 3% 11/20/2045	9,865	8,939
Ginnie Mae II Pool 3% 11/20/2046	4,605,377	4,160,266
Ginnie Mae II Pool 3% 11/20/2047	1,016,117	915,686
Ginnie Mae II Pool 3% 11/20/2051	213,436	190,423
Ginnie Mae II Pool 3% 11/20/2054	359,708	320,165
Ginnie Mae II Pool 3% 12/20/2044	52,181	47,297
Ginnie Mae II Pool 3% 12/20/2045	907,095	821,975
Ginnie Mae II Pool 3% 12/20/2046	237,121	214,203
Ginnie Mae II Pool 3% 12/20/2047	1,680,097	1,514,040
Ginnie Mae II Pool 3% 12/20/2049	4,894,886	4,383,553
Ginnie Mae II Pool 3% 12/20/2054	2,384,920	2,122,742
Ginnie Mae II Pool 3% 2/20/2044	146,779	133,653
Ginnie Mae II Pool 3% 2/20/2045	1,216,864	1,102,112
Ginnie Mae II Pool 3% 2/20/2046	5,630,373	5,094,994
Ginnie Mae II Pool 3% 2/20/2047	1,209,290	1,092,412
Ginnie Mae II Pool 3% 2/20/2048	177,700	159,914
Ginnie Mae II Pool 3% 2/20/2049	18,950	17,095
Ginnie Mae II Pool 3% 2/20/2050	1,453,617	1,301,768
Ginnie Mae II Pool 3% 2/20/2051	454,574	406,662
Ginnie Mae II Pool 3% 2/20/2052	356,228	317,374
Ginnie Mae II Pool 3% 3/1/2055 (g)	4,025,000	3,582,739
Ginnie Mae II Pool 3% 3/20/2043	20,327	18,556
Ginnie Mae II Pool 3% 3/20/2045	18,172	16,455
Ginnie Mae II Pool 3% 3/20/2046	11,898	10,767
Ginnie Mae II Pool 3% 3/20/2047	62,317	56,294
Ginnie Mae II Pool 3% 3/20/2048	194,067	174,644
Ginnie Mae II Pool 3% 3/20/2050	3,892,421	3,484,592
Ginnie Mae II Pool 3% 3/20/2051	16,758,891	14,967,623
Ginnie Mae II Pool 3% 3/20/2052	11,689,912	10,422,175
Ginnie Mae II Pool 3% 4/1/2055 (g)	1,800,000	1,601,867
Ginnie Mae II Pool 3% 4/20/2043	593,745	541,653
Ginnie Mae II Pool 3% 4/20/2047	350,212	316,364
Ginnie Mae II Pool 3% 4/20/2048	132,334	119,254
Ginnie Mae II Pool 3% 4/20/2049	227,073	204,630
Ginnie Mae II Pool 3% 4/20/2050	5,558,655	4,976,246
Ginnie Mae II Pool 3% 4/20/2051	4,651,999	4,159,133
Ginnie Mae II Pool 3% 4/20/2052	1,449,738	1,291,612
Ginnie Mae II Pool 3% 5/20/2045	514,125	465,880
Ginnie Mae II Pool 3% 5/20/2046	8,673	7,849
Ginnie Mae II Pool 3% 5/20/2047	196,785	177,765
Ginnie Mae II Pool 3% 5/20/2048	18,296	16,488
Ginnie Mae II Pool 3% 5/20/2051	22,764,176	20,288,353
Ginnie Mae II Pool 3% 5/20/2052	25,593,825	22,802,253
Ginnie Mae II Pool 3% 6/20/2045	729,519	661,063
Ginnie Mae II Pool 3% 6/20/2046	554,513	501,786
Ginnie Mae II Pool 3% 6/20/2049	553,501	498,795
Ginnie Mae II Pool 3% 6/20/2050	8,447,265	7,562,201
Ginnie Mae II Pool 3% 6/20/2052	9,204,927	8,198,050
Ginnie Mae II Pool 3% 7/20/2042	68,209	62,348
Ginnie Mae II Pool 3% 7/20/2044	121,885	110,720
Ginnie Mae II Pool 3% 7/20/2045	693,733	628,635
Ginnie Mae II Pool 3% 7/20/2046	2,628,160	2,378,255
Ginnie Mae II Pool 3% 7/20/2047	7,810	7,045
Ginnie Mae II Pool 3% 7/20/2049	4,483,629	4,018,059
Ginnie Mae II Pool 3% 7/20/2050	9,891,574	8,855,183
Ginnie Mae II Pool 3% 8/20/2042	4,074,728	3,724,929
Ginnie Mae II Pool 3% 8/20/2043	7,211	6,570
Ginnie Mae II Pool 3% 8/20/2044	71,254	64,832
Ginnie Mae II Pool 3% 8/20/2045	157,160	142,413
Ginnie Mae II Pool 3% 8/20/2046	15,808,415	14,305,229
Ginnie Mae II Pool 3% 8/20/2047	182,981	165,067
Ginnie Mae II Pool 3% 8/20/2050	4,473,623	4,002,102
Ginnie Mae II Pool 3% 8/20/2051	48,027	42,849
Ginnie Mae II Pool 3% 9/20/2043	704,752	641,735
Ginnie Mae II Pool 3% 9/20/2045	21,365	19,360
Ginnie Mae II Pool 3% 9/20/2046	1,441,824	1,304,725
Ginnie Mae II Pool 3% 9/20/2047	1,209,592	1,090,038
Ginnie Mae II Pool 3% 9/20/2049	1,070,810	959,619
Ginnie Mae II Pool 3% 9/20/2051	402,814	359,382
Ginnie Mae II Pool 3.5% 1/20/2045	668,805	623,601
Ginnie Mae II Pool 3.5% 1/20/2046	771,874	719,676
Ginnie Mae II Pool 3.5% 1/20/2048	1,552,937	1,443,552
Ginnie Mae II Pool 3.5% 1/20/2050	8,094,379	7,493,879
Ginnie Mae II Pool 3.5% 1/20/2055	2,370,929	2,175,772
Ginnie Mae II Pool 3.5% 10/20/2045	675,560	629,876
Ginnie Mae II Pool 3.5% 10/20/2046	310,006	289,042
Ginnie Mae II Pool 3.5% 10/20/2047	402,028	373,710
Ginnie Mae II Pool 3.5% 10/20/2048	538,577	499,800
Ginnie Mae II Pool 3.5% 10/20/2049	4,663	4,323
Ginnie Mae II Pool 3.5% 11/20/2042	1,592,419	1,493,327
Ginnie Mae II Pool 3.5% 11/20/2045	527,505	491,833
Ginnie Mae II Pool 3.5% 11/20/2046	22,243	20,739
Ginnie Mae II Pool 3.5% 11/20/2047	1,402,243	1,303,472
Ginnie Mae II Pool 3.5% 12/20/2041	541,062	508,647
Ginnie Mae II Pool 3.5% 12/20/2042	789,615	740,473
Ginnie Mae II Pool 3.5% 12/20/2043	63,481	59,354
Ginnie Mae II Pool 3.5% 12/20/2044	5,855	5,460
Ginnie Mae II Pool 3.5% 12/20/2045	197,113	183,783
Ginnie Mae II Pool 3.5% 12/20/2047	291,580	271,042
Ginnie Mae II Pool 3.5% 12/20/2049	6,704,466	6,207,080
Ginnie Mae II Pool 3.5% 12/20/2054	3,914,967	3,592,717
Ginnie Mae II Pool 3.5% 2/20/2043	990,137	928,125
Ginnie Mae II Pool 3.5% 2/20/2044	61,407	57,403
Ginnie Mae II Pool 3.5% 2/20/2045	428,819	399,839
Ginnie Mae II Pool 3.5% 2/20/2046	2,344,488	2,185,942
Ginnie Mae II Pool 3.5% 2/20/2048	8,399	7,800
Ginnie Mae II Pool 3.5% 2/20/2051	9,169,461	8,489,204
Ginnie Mae II Pool 3.5% 3/20/2043	817,467	766,124
Ginnie Mae II Pool 3.5% 3/20/2046	946,471	882,466
Ginnie Mae II Pool 3.5% 3/20/2048	85,162	79,084
Ginnie Mae II Pool 3.5% 3/20/2049	6,744,707	6,256,982
Ginnie Mae II Pool 3.5% 3/20/2050	20,202,156	18,703,412
Ginnie Mae II Pool 3.5% 3/20/2051	2,960,150	2,734,300
Ginnie Mae II Pool 3.5% 3/20/2052	6,157,605	5,668,558
Ginnie Mae II Pool 3.5% 4/20/2042	528,342	496,287
Ginnie Mae II Pool 3.5% 4/20/2043	1,514,113	1,418,745
Ginnie Mae II Pool 3.5% 4/20/2045	457,886	426,921
Ginnie Mae II Pool 3.5% 4/20/2046	3,106,405	2,896,335
Ginnie Mae II Pool 3.5% 4/20/2047	71,248	66,341
Ginnie Mae II Pool 3.5% 4/20/2049	1,633,958	1,515,803
Ginnie Mae II Pool 3.5% 4/20/2050	3,572,325	3,307,304
Ginnie Mae II Pool 3.5% 5/20/2042	1,535,225	1,441,784
Ginnie Mae II Pool 3.5% 5/20/2043	1,267,245	1,181,945
Ginnie Mae II Pool 3.5% 5/20/2045	109,475	102,072
Ginnie Mae II Pool 3.5% 5/20/2046	681,054	634,998
Ginnie Mae II Pool 3.5% 5/20/2047	5,582,711	5,198,202
Ginnie Mae II Pool 3.5% 5/20/2048	904,098	840,416
Ginnie Mae II Pool 3.5% 5/20/2051	6,096,864	5,631,694
Ginnie Mae II Pool 3.5% 5/20/2052	2,596,048	2,389,866
Ginnie Mae II Pool 3.5% 6/20/2043	61,820	57,903
Ginnie Mae II Pool 3.5% 6/20/2045	601,131	560,479
Ginnie Mae II Pool 3.5% 6/20/2046	1,740,365	1,622,673
Ginnie Mae II Pool 3.5% 6/20/2047	428,823	399,288
Ginnie Mae II Pool 3.5% 6/20/2049	47,023	43,594
Ginnie Mae II Pool 3.5% 6/20/2051	1,803,553	1,665,948
Ginnie Mae II Pool 3.5% 6/20/2052	13,932,796	12,826,229
Ginnie Mae II Pool 3.5% 7/20/2042	564,055	529,397
Ginnie Mae II Pool 3.5% 7/20/2043	358,620	335,640
Ginnie Mae II Pool 3.5% 7/20/2045	1,511,955	1,409,709
Ginnie Mae II Pool 3.5% 7/20/2046	1,121,408	1,045,573
Ginnie Mae II Pool 3.5% 7/20/2047	1,218,689	1,133,990
Ginnie Mae II Pool 3.5% 7/20/2050	495,817	459,034
Ginnie Mae II Pool 3.5% 8/20/2042	194,177	182,208
Ginnie Mae II Pool 3.5% 8/20/2043	76,553	71,656
Ginnie Mae II Pool 3.5% 8/20/2045	933,939	870,781
Ginnie Mae II Pool 3.5% 8/20/2046	616,271	574,596
Ginnie Mae II Pool 3.5% 8/20/2047	1,998,532	1,859,634
Ginnie Mae II Pool 3.5% 8/20/2048	857,263	796,076
Ginnie Mae II Pool 3.5% 9/20/2043	1,762,761	1,649,565
Ginnie Mae II Pool 3.5% 9/20/2045	52,498	48,948
Ginnie Mae II Pool 3.5% 9/20/2046	425,100	396,353
Ginnie Mae II Pool 3.5% 9/20/2047	154,029	143,180
Ginnie Mae II Pool 3.5% 9/20/2048	126,688	117,646
Ginnie Mae II Pool 3.5% 9/20/2049	3,974,673	3,684,771
Ginnie Mae II Pool 4% 1/20/2041	517,100	499,239
Ginnie Mae II Pool 4% 1/20/2046	202,219	194,195
Ginnie Mae II Pool 4% 1/20/2047	1,385,853	1,328,699
Ginnie Mae II Pool 4% 1/20/2048	283,556	271,596
Ginnie Mae II Pool 4% 1/20/2049	2,003,745	1,916,099
Ginnie Mae II Pool 4% 1/20/2050	600,312	572,741
Ginnie Mae II Pool 4% 1/20/2051	1,332,246	1,268,560
Ginnie Mae II Pool 4% 1/20/2055	4,367,253	4,117,882
Ginnie Mae II Pool 4% 10/20/2025	256	254
Ginnie Mae II Pool 4% 10/20/2040	307,033	296,480
Ginnie Mae II Pool 4% 10/20/2044	169,689	162,993
Ginnie Mae II Pool 4% 10/20/2045	463,146	444,770
Ginnie Mae II Pool 4% 10/20/2047	91,696	87,829
Ginnie Mae II Pool 4% 10/20/2048	1,405,286	1,343,817
Ginnie Mae II Pool 4% 10/20/2049	877,501	837,199
Ginnie Mae II Pool 4% 10/20/2050	565,754	539,769
Ginnie Mae II Pool 4% 11/20/2039	20,313	19,632
Ginnie Mae II Pool 4% 11/20/2040	411,012	396,850
Ginnie Mae II Pool 4% 11/20/2044	353,299	339,324
Ginnie Mae II Pool 4% 11/20/2045	197,152	189,330
Ginnie Mae II Pool 4% 11/20/2047	196,461	188,175
Ginnie Mae II Pool 4% 11/20/2049	525,743	501,103
Ginnie Mae II Pool 4% 11/20/2050	191,631	182,290
Ginnie Mae II Pool 4% 12/20/2041	119,688	115,420
Ginnie Mae II Pool 4% 12/20/2044	7,662	7,359
Ginnie Mae II Pool 4% 12/20/2045	387,522	372,146
Ginnie Mae II Pool 4% 12/20/2047	828,412	793,471
Ginnie Mae II Pool 4% 12/20/2049	65,438	62,371
Ginnie Mae II Pool 4% 12/20/2050	616,953	587,461
Ginnie Mae II Pool 4% 2/20/2041	56,452	54,496
Ginnie Mae II Pool 4% 2/20/2044	17,574	16,893
Ginnie Mae II Pool 4% 2/20/2046	374,569	359,707
Ginnie Mae II Pool 4% 2/20/2048	24,455	23,424
Ginnie Mae II Pool 4% 2/20/2049	12,453	11,888
Ginnie Mae II Pool 4% 2/20/2050	2,223,903	2,121,763
Ginnie Mae II Pool 4% 3/1/2055 (g)	3,825,000	3,605,603
Ginnie Mae II Pool 4% 3/20/2045	1,209,904	1,162,159
Ginnie Mae II Pool 4% 3/20/2046	350,854	336,933
Ginnie Mae II Pool 4% 3/20/2048	12,834	12,293
Ginnie Mae II Pool 4% 3/20/2049	651,431	621,919
Ginnie Mae II Pool 4% 3/20/2050	7,103,052	6,770,162
Ginnie Mae II Pool 4% 3/20/2054	3,645,819	3,438,781
Ginnie Mae II Pool 4% 4/20/2044	3,967	3,814
Ginnie Mae II Pool 4% 4/20/2045	926,622	889,780
Ginnie Mae II Pool 4% 4/20/2046	508,886	488,376
Ginnie Mae II Pool 4% 4/20/2048	667,231	638,463
Ginnie Mae II Pool 4% 4/20/2050	1,685,308	1,604,745
Ginnie Mae II Pool 4% 4/20/2051	3,029,182	2,874,201
Ginnie Mae II Pool 4% 4/20/2054	2,740,062	2,583,604
Ginnie Mae II Pool 4% 5/20/2044	1,795	1,725
Ginnie Mae II Pool 4% 5/20/2047	1,408,264	1,349,746
Ginnie Mae II Pool 4% 5/20/2048	935,287	894,962
Ginnie Mae II Pool 4% 5/20/2049	581,727	555,009
Ginnie Mae II Pool 4% 5/20/2050	2,101,197	2,004,692
Ginnie Mae II Pool 4% 6/20/2045	9,578	9,201
Ginnie Mae II Pool 4% 6/20/2047	80,157	76,827
Ginnie Mae II Pool 4% 6/20/2048	1,180,933	1,130,016
Ginnie Mae II Pool 4% 6/20/2049	2,025,940	1,932,892
Ginnie Mae II Pool 4% 7/20/2043	213,017	205,172
Ginnie Mae II Pool 4% 7/20/2044	9,318	8,953
Ginnie Mae II Pool 4% 7/20/2045	637,597	612,498
Ginnie Mae II Pool 4% 7/20/2047	1,585,588	1,519,701
Ginnie Mae II Pool 4% 7/20/2048	657,484	628,725
Ginnie Mae II Pool 4% 7/20/2050	885,414	845,302
Ginnie Mae II Pool 4% 7/20/2053	182,665	172,506
Ginnie Mae II Pool 4% 8/20/2040	23,607	22,799
Ginnie Mae II Pool 4% 8/20/2041	402,475	388,222
Ginnie Mae II Pool 4% 8/20/2044	22,889	21,992
Ginnie Mae II Pool 4% 8/20/2045	93,270	89,569
Ginnie Mae II Pool 4% 8/20/2047	44,046	42,216
Ginnie Mae II Pool 4% 8/20/2048	1,284,078	1,227,912
Ginnie Mae II Pool 4% 8/20/2050	1,167,503	1,113,881
Ginnie Mae II Pool 4% 8/20/2054	2,592,981	2,444,921
Ginnie Mae II Pool 4% 9/20/2040	26,756	25,835
Ginnie Mae II Pool 4% 9/20/2041	1,293,004	1,247,104
Ginnie Mae II Pool 4% 9/20/2044	149,661	143,785
Ginnie Mae II Pool 4% 9/20/2045	225,283	216,344
Ginnie Mae II Pool 4% 9/20/2046	90,159	86,525
Ginnie Mae II Pool 4% 9/20/2048	397,749	380,351
Ginnie Mae II Pool 4% 9/20/2049	1,039,186	990,484
Ginnie Mae II Pool 4% 9/20/2050	1,901,208	1,810,324
Ginnie Mae II Pool 4% 9/20/2053	3,530,797	3,334,153
Ginnie Mae II Pool 4.5% 1/20/2041	72,379	71,223
Ginnie Mae II Pool 4.5% 1/20/2042	14,036	13,808
Ginnie Mae II Pool 4.5% 1/20/2045	34,871	34,424
Ginnie Mae II Pool 4.5% 1/20/2046	90,851	89,686
Ginnie Mae II Pool 4.5% 1/20/2047	390,384	385,014
Ginnie Mae II Pool 4.5% 1/20/2049	197,505	193,492
Ginnie Mae II Pool 4.5% 1/20/2050	1,080,906	1,058,942
Ginnie Mae II Pool 4.5% 1/20/2051	171,787	168,726
Ginnie Mae II Pool 4.5% 1/20/2055	11,179,495	10,800,363
Ginnie Mae II Pool 4.5% 10/20/2040	6,155	6,057
Ginnie Mae II Pool 4.5% 10/20/2046	4,681	4,599
Ginnie Mae II Pool 4.5% 10/20/2047	288,246	283,470
Ginnie Mae II Pool 4.5% 10/20/2048	633,491	621,015
Ginnie Mae II Pool 4.5% 10/20/2049	364,058	357,343
Ginnie Mae II Pool 4.5% 10/20/2050	151,870	149,164
Ginnie Mae II Pool 4.5% 11/20/2033	4,760	4,708
Ginnie Mae II Pool 4.5% 11/20/2040	228,683	225,041
Ginnie Mae II Pool 4.5% 11/20/2044	36,164	35,701
Ginnie Mae II Pool 4.5% 11/20/2046	9,350	9,182
Ginnie Mae II Pool 4.5% 11/20/2048	419,814	411,546
Ginnie Mae II Pool 4.5% 11/20/2050	349,885	343,431
Ginnie Mae II Pool 4.5% 11/20/2054	2,888,315	2,790,363
Ginnie Mae II Pool 4.5% 12/20/2040	3,997	3,933
Ginnie Mae II Pool 4.5% 12/20/2049	318,689	312,214
Ginnie Mae II Pool 4.5% 12/20/2050	2,212,986	2,168,019
Ginnie Mae II Pool 4.5% 12/20/2053	5,215,567	5,040,321
Ginnie Mae II Pool 4.5% 12/20/2054	4,886,116	4,720,413
Ginnie Mae II Pool 4.5% 2/20/2041	93,603	92,103
Ginnie Mae II Pool 4.5% 2/20/2046	216,685	213,907
Ginnie Mae II Pool 4.5% 2/20/2050	1,140,808	1,117,627
Ginnie Mae II Pool 4.5% 2/20/2054	6,084,498	5,878,154
Ginnie Mae II Pool 4.5% 2/20/2055	7,250,000	7,004,129
Ginnie Mae II Pool 4.5% 3/20/2033	594	588
Ginnie Mae II Pool 4.5% 3/20/2034	5,279	5,220
Ginnie Mae II Pool 4.5% 3/20/2041	214,025	210,595
Ginnie Mae II Pool 4.5% 3/20/2045	96,083	94,387
Ginnie Mae II Pool 4.5% 3/20/2046	18,974	18,731
Ginnie Mae II Pool 4.5% 3/20/2047	496,708	489,409
Ginnie Mae II Pool 4.5% 3/20/2049	157,486	154,286
Ginnie Mae II Pool 4.5% 3/20/2050	403,187	394,995
Ginnie Mae II Pool 4.5% 3/20/2054	1,972,379	1,905,489
Ginnie Mae II Pool 4.5% 4/20/2041	20,544	20,214
Ginnie Mae II Pool 4.5% 4/20/2045	122,821	120,654
Ginnie Mae II Pool 4.5% 4/20/2046	45,287	44,706
Ginnie Mae II Pool 4.5% 4/20/2047	231,599	227,907
Ginnie Mae II Pool 4.5% 4/20/2050	2,248,188	2,201,101
Ginnie Mae II Pool 4.5% 4/20/2054	34,609	33,435
Ginnie Mae II Pool 4.5% 5/20/2034	6,328	6,261
Ginnie Mae II Pool 4.5% 5/20/2040	99,447	97,895
Ginnie Mae II Pool 4.5% 5/20/2041	2,028,556	1,995,843
Ginnie Mae II Pool 4.5% 5/20/2044	18,455	18,219
Ginnie Mae II Pool 4.5% 5/20/2045	64,623	63,794
Ginnie Mae II Pool 4.5% 5/20/2046	32,696	32,277
Ginnie Mae II Pool 4.5% 5/20/2049	891,190	873,081
Ginnie Mae II Pool 4.5% 5/20/2051	383,587	374,594
Ginnie Mae II Pool 4.5% 6/20/2040	1,180	1,162
Ginnie Mae II Pool 4.5% 6/20/2045	425,811	420,352
Ginnie Mae II Pool 4.5% 6/20/2046	153,411	151,444
Ginnie Mae II Pool 4.5% 6/20/2054	7,585,789	7,328,531
Ginnie Mae II Pool 4.5% 7/20/2033	466	460
Ginnie Mae II Pool 4.5% 7/20/2040	1,255	1,235
Ginnie Mae II Pool 4.5% 7/20/2041	3,321	3,267
Ginnie Mae II Pool 4.5% 7/20/2042	11,246	11,063
Ginnie Mae II Pool 4.5% 7/20/2045	14,116	13,935
Ginnie Mae II Pool 4.5% 7/20/2046	88,172	87,041
Ginnie Mae II Pool 4.5% 7/20/2050	913,554	897,275
Ginnie Mae II Pool 4.5% 7/20/2053	12,309,594	11,912,333
Ginnie Mae II Pool 4.5% 7/20/2054	111,880	108,086
Ginnie Mae II Pool 4.5% 8/20/2035	338	332
Ginnie Mae II Pool 4.5% 8/20/2041	32,458	31,929
Ginnie Mae II Pool 4.5% 8/20/2046	240,924	237,835
Ginnie Mae II Pool 4.5% 8/20/2048	3,544,179	3,478,808
Ginnie Mae II Pool 4.5% 8/20/2050	620,355	608,138
Ginnie Mae II Pool 4.5% 9/20/2040	2,038	2,006
Ginnie Mae II Pool 4.5% 9/20/2042	12,888	12,676
Ginnie Mae II Pool 4.5% 9/20/2046	131,273	129,036
Ginnie Mae II Pool 4.5% 9/20/2047	358,929	352,757
Ginnie Mae II Pool 4.5% 9/20/2049	187,162	183,476
Ginnie Mae II Pool 4.5% 9/20/2050	787,160	772,887
Ginnie Mae II Pool 4.5% 9/20/2053	48,685	47,098
Ginnie Mae II Pool 5% 1/20/2039	6,664	6,733
Ginnie Mae II Pool 5% 1/20/2046	5,790	5,855
Ginnie Mae II Pool 5% 1/20/2047	81,192	82,058
Ginnie Mae II Pool 5% 1/20/2054	6,436,687	6,363,668
Ginnie Mae II Pool 5% 1/20/2055	35,581,667	35,141,881
Ginnie Mae II Pool 5% 10/20/2039	152,663	154,278
Ginnie Mae II Pool 5% 10/20/2046	18,866	19,069
Ginnie Mae II Pool 5% 10/20/2047	26,468	26,788
Ginnie Mae II Pool 5% 10/20/2048	96,442	96,704
Ginnie Mae II Pool 5% 11/20/2043	2,355	2,381
Ginnie Mae II Pool 5% 11/20/2044	62,618	63,319
Ginnie Mae II Pool 5% 11/20/2045	4,178	4,225
Ginnie Mae II Pool 5% 11/20/2047	94,917	96,065
Ginnie Mae II Pool 5% 11/20/2049	191,667	192,607
Ginnie Mae II Pool 5% 11/20/2053	11,107,203	10,995,083
Ginnie Mae II Pool 5% 11/20/2054	6,143,616	6,067,681
Ginnie Mae II Pool 5% 12/20/2044	26,082	26,372
Ginnie Mae II Pool 5% 12/20/2046	5,433	5,492
Ginnie Mae II Pool 5% 12/20/2047	98,527	99,626
Ginnie Mae II Pool 5% 12/20/2054	2,513,860	2,482,789
Ginnie Mae II Pool 5% 2/20/2035	423	425
Ginnie Mae II Pool 5% 2/20/2045	47,079	47,604
Ginnie Mae II Pool 5% 2/20/2048	21,156	21,346
Ginnie Mae II Pool 5% 2/20/2049	326,832	327,618
Ginnie Mae II Pool 5% 2/20/2055	9,150,000	9,036,907
Ginnie Mae II Pool 5% 3/20/2042	7,902	7,986
Ginnie Mae II Pool 5% 3/20/2044	59,355	60,005
Ginnie Mae II Pool 5% 3/20/2046	30,872	31,217
Ginnie Mae II Pool 5% 3/20/2048	206,955	208,940
Ginnie Mae II Pool 5% 3/20/2049	77,762	77,949
Ginnie Mae II Pool 5% 3/20/2050	540,433	545,618
Ginnie Mae II Pool 5% 4/20/2038	362	365
Ginnie Mae II Pool 5% 4/20/2040	13,996	14,146
Ginnie Mae II Pool 5% 4/20/2044	46,987	47,511
Ginnie Mae II Pool 5% 4/20/2046	16,691	16,875
Ginnie Mae II Pool 5% 4/20/2047	65,603	66,358
Ginnie Mae II Pool 5% 4/20/2048	289,257	291,490
Ginnie Mae II Pool 5% 4/20/2050	474,123	477,486
Ginnie Mae II Pool 5% 5/20/2044	114,445	115,690
Ginnie Mae II Pool 5% 5/20/2046	24,809	25,086
Ginnie Mae II Pool 5% 5/20/2047	34,255	34,669
Ginnie Mae II Pool 5% 5/20/2048	56,247	56,576
Ginnie Mae II Pool 5% 5/20/2050	113,091	114,247
Ginnie Mae II Pool 5% 5/20/2052	18,951	18,757
Ginnie Mae II Pool 5% 6/20/2033	461	464
Ginnie Mae II Pool 5% 6/20/2040	51,582	52,138
Ginnie Mae II Pool 5% 6/20/2043	4,708	4,758
Ginnie Mae II Pool 5% 6/20/2044	3,115	3,149
Ginnie Mae II Pool 5% 6/20/2045	23,416	23,680
Ginnie Mae II Pool 5% 6/20/2046	12,618	12,757
Ginnie Mae II Pool 5% 6/20/2048	295,617	296,697
Ginnie Mae II Pool 5% 6/20/2054	9,588,188	9,476,420
Ginnie Mae II Pool 5% 7/20/2034	673	679
Ginnie Mae II Pool 5% 7/20/2040	27,110	27,402
Ginnie Mae II Pool 5% 7/20/2045	28,350	28,671
Ginnie Mae II Pool 5% 7/20/2046	6,688	6,762
Ginnie Mae II Pool 5% 7/20/2047	4,477	4,531
Ginnie Mae II Pool 5% 7/20/2048	560,931	562,456
Ginnie Mae II Pool 5% 7/20/2050	53,068	53,577
Ginnie Mae II Pool 5% 7/20/2053	14,631,032	14,483,342
Ginnie Mae II Pool 5% 8/20/2034	308	310
Ginnie Mae II Pool 5% 8/20/2040	42,149	42,605
Ginnie Mae II Pool 5% 8/20/2044	3,915	3,958
Ginnie Mae II Pool 5% 8/20/2046	68,748	69,509
Ginnie Mae II Pool 5% 8/20/2047	7,989	8,085
Ginnie Mae II Pool 5% 8/20/2050	413,635	417,603
Ginnie Mae II Pool 5% 9/20/2040	1,939	1,960
Ginnie Mae II Pool 5% 9/20/2045	22,263	22,516
Ginnie Mae II Pool 5% 9/20/2048	199,552	200,095
Ginnie Mae II Pool 5.5% 1/20/2033	42,818	43,681
Ginnie Mae II Pool 5.5% 1/20/2049	22,402	22,925
Ginnie Mae II Pool 5.5% 1/20/2054	5,351,298	5,370,856
Ginnie Mae II Pool 5.5% 1/20/2055	10,150,754	10,187,853
Ginnie Mae II Pool 5.5% 10/20/2043	4,617	4,741
Ginnie Mae II Pool 5.5% 10/20/2048	21,396	21,976
Ginnie Mae II Pool 5.5% 10/20/2053	5,582,497	5,618,601
Ginnie Mae II Pool 5.5% 11/20/2033	4,489	4,587
Ginnie Mae II Pool 5.5% 11/20/2046	34,460	35,417
Ginnie Mae II Pool 5.5% 11/20/2053	231,838	233,338
Ginnie Mae II Pool 5.5% 12/20/2032	5,893	6,013
Ginnie Mae II Pool 5.5% 12/20/2043	10,799	11,073
Ginnie Mae II Pool 5.5% 12/20/2048	46,087	47,336
Ginnie Mae II Pool 5.5% 2/20/2033	23,176	23,648
Ginnie Mae II Pool 5.5% 2/20/2054	11,848,212	11,891,515
Ginnie Mae II Pool 5.5% 2/20/2055	3,000,000	3,010,964
Ginnie Mae II Pool 5.5% 3/1/2055 (g)	27,400,000	27,476,657
Ginnie Mae II Pool 5.5% 3/20/2041	3,296	3,391
Ginnie Mae II Pool 5.5% 3/20/2045	13,447	13,824
Ginnie Mae II Pool 5.5% 4/1/2055 (g)	19,200,000	19,234,967
Ginnie Mae II Pool 5.5% 4/20/2033	341	347
Ginnie Mae II Pool 5.5% 4/20/2045	59,811	61,460
Ginnie Mae II Pool 5.5% 4/20/2048	16,012	16,518
Ginnie Mae II Pool 5.5% 4/20/2049	40,859	42,017
Ginnie Mae II Pool 5.5% 5/20/2044	14,341	14,722
Ginnie Mae II Pool 5.5% 5/20/2046	19,975	20,520
Ginnie Mae II Pool 5.5% 6/20/2033	5,061	5,170
Ginnie Mae II Pool 5.5% 6/20/2045	26,088	26,828
Ginnie Mae II Pool 5.5% 6/20/2049	12,983	13,335
Ginnie Mae II Pool 5.5% 6/20/2054	5,703,415	5,724,260
Ginnie Mae II Pool 5.5% 7/20/2038	30,371	31,213
Ginnie Mae II Pool 5.5% 7/20/2048	60,939	62,838
Ginnie Mae II Pool 5.5% 7/20/2053	3,921,852	3,947,216
Ginnie Mae II Pool 5.5% 7/20/2054	1,674,006	1,681,170
Ginnie Mae II Pool 5.5% 8/20/2044	18,739	19,270
Ginnie Mae II Pool 5.5% 8/20/2048	2,687	2,768
Ginnie Mae II Pool 5.5% 8/20/2053	20,039,356	20,168,957
Ginnie Mae II Pool 5.5% 8/20/2054	13,083,047	13,130,863
Ginnie Mae II Pool 5.5% 9/20/2048	49,248	50,736
Ginnie Mae II Pool 5.5% 9/20/2053	320,978	323,054
Ginnie Mae II Pool 6% 1/20/2037	3,314	3,442
Ginnie Mae II Pool 6% 1/20/2055	19,145,011	19,437,738
Ginnie Mae II Pool 6% 10/20/2035	13,818	14,314
Ginnie Mae II Pool 6% 10/20/2037	23,716	24,668
Ginnie Mae II Pool 6% 11/20/2037	85,498	88,944
Ginnie Mae II Pool 6% 12/20/2036	10,677	11,088
Ginnie Mae II Pool 6% 12/20/2037	28,093	29,233
Ginnie Mae II Pool 6% 12/20/2054	38,451,079	39,051,012
Ginnie Mae II Pool 6% 3/1/2055 (g)	27,200,000	27,569,226
Ginnie Mae II Pool 6% 4/1/2055 (g)	17,800,000	18,022,158
Ginnie Mae II Pool 6% 4/20/2037	5,652	5,873
Ginnie Mae II Pool 6% 5/20/2034	7,274	7,511
Ginnie Mae II Pool 6% 7/20/2036	16,715	17,341
Ginnie Mae II Pool 6% 7/20/2053	579,042	590,881
Ginnie Mae II Pool 6% 9/20/2037	23,954	24,916
Ginnie Mae II Pool 6% 9/20/2038	3,845	4,005
Ginnie Mae II Pool 6.5% 3/1/2055 (g)	52,300,000	53,338,448
Ginnie Mae II Pool 6.5% 3/20/2038	25,982	27,255
Ginnie Mae II Pool 6.5% 7/20/2053	5,876,308	6,007,557
Ginnie Mae II Pool 6.5% 8/20/2036	10,274	10,744
Uniform Mortgage Backed Securities 2% 3/1/2055 (g)	70,950,000	56,743,369
Uniform Mortgage Backed Securities 2% 4/1/2055 (g)	59,575,000	47,678,617
Uniform Mortgage Backed Securities 2.5% 3/1/2040 (g)	4,200,000	3,886,805
Uniform Mortgage Backed Securities 3% 3/1/2055 (g)	35,825,000	31,225,127
Uniform Mortgage Backed Securities 4% 3/1/2055 (g)	24,100,000	22,597,514
Uniform Mortgage Backed Securities 4.5% 4/1/2055 (g)	31,100,000	29,916,741
Uniform Mortgage Backed Securities 5% 3/1/2055 (g)	63,750,000	62,714,064
Uniform Mortgage Backed Securities 6% 3/1/2055 (g)	53,350,000	54,212,771
Uniform Mortgage Backed Securities 6.5% 3/1/2055 (g)	45,800,000	47,177,577
Uniform Mortgage Backed Securities 7% 3/1/2055 (g)	35,850,000	37,547,465
TOTAL UNITED STATES		6,977,067,441
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $7,588,142,935)		6,977,067,441

U.S. Government Agency Obligations - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Financials - 0.2%
Financial Services - 0.2%
Fannie Mae 0.75% 10/8/2027	11,000,000	10,135,578
Fannie Mae 0.875% 8/5/2030	9,584,000	8,101,893
Fannie Mae 1.875% 9/24/2026	2,379,000	2,302,397
Fannie Mae 2.125% 4/24/2026	713,000	697,717
Fannie Mae 6.25% 5/15/2029	2,000,000	2,170,050
Fannie Mae 7.25% 5/15/2030	5,220,000	5,995,140
Federal Home Loan Bank 3.25% 6/9/2028	1,700,000	1,661,756
Federal Home Loan Bank 4.375% 9/8/2028	2,630,000	2,662,109
Federal Home Loan Bank 5.5% 7/15/2036	11,370,000	12,460,981
Freddie Mac Non Gold Pool 0% 11/15/2038 (e)	3,200,000	1,688,438
Freddie Mac Non Gold Pool 6.25% 7/15/2032	9,453,000	10,697,508
Freddie Mac Non Gold Pool 6.75% 3/15/2031	5,634,000	6,411,759
		64,985,326
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Tennessee Valley Authority 0.75% 5/15/2025	6,800,000	6,749,354
Tennessee Valley Authority 4.375% 8/1/2034	4,738,000	4,715,436
Tennessee Valley Authority 5.25% 9/15/2039	3,565,000	3,796,109
Tennessee Valley Authority 5.375% 4/1/2056	961,000	1,016,151
Tennessee Valley Authority 5.88% 4/1/2036	7,540,000	8,411,649
		24,688,699
TOTAL UNITED STATES		89,674,025
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $97,375,873)		89,674,025

U.S. Treasury Obligations - 44.8%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	1.23	15,433,000	9,828,289
US Treasury Bonds 1.125% 8/15/2040	1.35 to 1.88	65,011,000	41,007,720
US Treasury Bonds 1.25% 5/15/2050	1.49 to 2.10	18,595,000	9,388,296
US Treasury Bonds 1.375% 11/15/2040	1.65 to 2.09	89,071,000	58,247,563
US Treasury Bonds 1.375% 8/15/2050	2.30 to 2.31	6,524,000	3,384,325
US Treasury Bonds 1.625% 11/15/2050	1.57 to 1.98	100,569,000	55,705,798
US Treasury Bonds 1.75% 8/15/2041	2.01 to 2.33	5,202,000	3,549,755
US Treasury Bonds 1.875% 11/15/2051	1.89 to 2.07	29,202,000	17,111,688
US Treasury Bonds 1.875% 2/15/2041	2.18 to 2.31	171,299,000	121,107,055
US Treasury Bonds 1.875% 2/15/2051	2.11 to 2.41	157,669,000	93,055,504
US Treasury Bonds 2% 11/15/2041	1.92 to 2.17	49,533,000	35,027,184
US Treasury Bonds 2% 2/15/2050	1.71	130,000	79,986
US Treasury Bonds 2% 8/15/2051	2.04 to 2.31	3,587,000	2,174,058
US Treasury Bonds 2.25% 2/15/2052	2.44 to 3.03	54,100,000	34,763,476
US Treasury Bonds 2.25% 5/15/2041	2.03 to 2.07	15,212,000	11,350,767
US Treasury Bonds 2.25% 8/15/2046	2.93	8,327,300	5,668,744
US Treasury Bonds 2.25% 8/15/2049	2.22	936,600	613,400
US Treasury Bonds 2.375% 11/15/2049	1.57 to 2.39	7,928,000	5,323,218
US Treasury Bonds 2.375% 5/15/2051	2.29	8,194,000	5,451,891
US Treasury Bonds 2.5% 2/15/2046	2.92	12,667,600	9,118,693
US Treasury Bonds 2.5% 5/15/2046	2.92	4,826,500	3,462,260
US Treasury Bonds 2.75% 11/15/2047	2.13 to 2.93	3,369,900	2,490,830
US Treasury Bonds 2.75% 8/15/2047	2.93	1,857,800	1,376,006
US Treasury Bonds 2.875% 11/15/2046	2.33	2,461,500	1,881,509
US Treasury Bonds 2.875% 5/15/2043	2.89	1,252,400	995,071
US Treasury Bonds 2.875% 5/15/2049	2.38	400	298
US Treasury Bonds 2.875% 5/15/2052	3.12 to 3.28	13,900,000	10,272,969
US Treasury Bonds 2.875% 8/15/2045	2.91	91,000	70,543
US Treasury Bonds 3% 11/15/2044	2.11 to 2.91	41,796,400	33,286,914
US Treasury Bonds 3% 2/15/2047	2.91	7,118,100	5,550,172
US Treasury Bonds 3% 2/15/2048	1.33 to 2.93	4,353,000	3,362,012
US Treasury Bonds 3% 5/15/2045	2.38 to 2.90	16,727,200	13,268,067
US Treasury Bonds 3% 5/15/2047	2.92	519,600	404,233
US Treasury Bonds 3% 8/15/2052	3.75 to 4.15	69,100,000	52,375,641
US Treasury Bonds 3.125% 11/15/2041	2.13	1,577,000	1,329,300
US Treasury Bonds 3.125% 5/15/2048	2.13	466,400	367,654
US Treasury Bonds 3.125% 8/15/2044	2.91	76,300	62,148
US Treasury Bonds 3.25% 5/15/2042	3.23 to 3.41	49,500,000	42,160,078
US Treasury Bonds 3.375% 11/15/2048	2.92	4,431,700	3,642,130
US Treasury Bonds 3.375% 5/15/2044	2.90	2,243,400	1,906,627
US Treasury Bonds 3.375% 8/15/2042	3.70 to 4.43	213,700,000	184,767,025
US Treasury Bonds 3.625% 2/15/2044	2.89	1,062,700	939,037
US Treasury Bonds 3.625% 2/15/2053	3.84 to 4.03	225,800,000	193,517,656
US Treasury Bonds 3.625% 8/15/2043	2.89	320,900	284,360
US Treasury Bonds 3.875% 2/15/2043	3.80 to 4.09	100,400,000	92,642,532
US Treasury Bonds 3.875% 5/15/2043	4.05 to 4.21	135,950,000	125,051,188
US Treasury Bonds 3.875% 8/15/2040	2.80	1,400	1,316
US Treasury Bonds 4% 11/15/2042	3.74 to 4.13	97,300,000	91,481,004
US Treasury Bonds 4% 11/15/2052	3.62 to 3.88	64,100,000	58,754,160
US Treasury Bonds 4.125% 8/15/2044	4.18 to 4.60	110,810,000	104,802,020
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.03	39,100,000	36,666,942
US Treasury Bonds 4.25% 11/15/2040	2.00 to 2.80	144,500	141,802
US Treasury Bonds 4.25% 2/15/2054	4.34 to 4.78	226,017,000	216,808,572
US Treasury Bonds 4.25% 5/15/2039	1.94 to 2.75	1,432,500	1,417,504
US Treasury Bonds 4.25% 8/15/2054	4.13 to 4.48	88,190,000	84,745,078
US Treasury Bonds 4.375% 11/15/2039	1.95 to 2.77	17,800	17,805
US Treasury Bonds 4.375% 5/15/2040	2.79	1,900	1,896
US Treasury Bonds 4.375% 8/15/2043	4.39 to 5.12	40,800,000	40,098,750
US Treasury Bonds 4.5% 11/15/2054	4.36 to 4.80	89,450,000	89,687,602
US Treasury Bonds 4.5% 2/15/2044	4.44 to 4.90	130,700,000	130,271,141
US Treasury Bonds 4.5% 5/15/2038	1.02 to 2.70	4,680,500	4,791,845
US Treasury Bonds 4.5% 8/15/2039	2.75	73,900	75,023
US Treasury Bonds 4.625% 11/15/2044	4.45 to 4.86	74,760,000	75,577,688
US Treasury Bonds 4.625% 5/15/2044	4.62 to 4.71	61,100,000	61,830,336
US Treasury Bonds 4.625% 5/15/2054	4.34 to 4.63	96,600,000	98,656,523
US Treasury Bonds 4.75% 11/15/2043	4.17 to 4.69	145,800,000	150,179,695
US Treasury Bonds 4.75% 2/15/2037	2.67	5,326,400	5,606,452
US Treasury Bonds 4.75% 2/15/2041	2.00 to 2.81	489,700	508,351
US Treasury Notes 0.25% 8/31/2025	0.37	770,000	754,882
US Treasury Notes 0.375% 7/31/2027	0.48 to 0.49	41,405,000	38,005,261
US Treasury Notes 0.375% 9/30/2027	0.62	4,380,000	3,997,434
US Treasury Notes 0.5% 10/31/2027	0.61	69,435,000	63,386,560
US Treasury Notes 0.5% 2/28/2026	0.82	3,914,000	3,776,016
US Treasury Notes 0.5% 4/30/2027	0.49 to 1.04	76,857,000	71,359,923
US Treasury Notes 0.5% 6/30/2027	0.39	6,547,000	6,045,490
US Treasury Notes 0.625% 11/30/2027	0.63	1,471,000	1,343,954
US Treasury Notes 0.625% 12/31/2027	0.63	11,851,000	10,796,909
US Treasury Notes 0.625% 3/31/2027	0.52	798,000	744,913
US Treasury Notes 0.625% 5/15/2030	1.69	6,869,000	5,776,936
US Treasury Notes 0.625% 7/31/2026	0.77 to 0.83	47,986,000	45,753,526
US Treasury Notes 0.625% 8/15/2030	0.78	9,936,000	8,282,976
US Treasury Notes 0.75% 1/31/2028	1.15	5,976,000	5,450,532
US Treasury Notes 0.75% 3/31/2026	0.83 to 0.84	1,200,000	1,157,812
US Treasury Notes 0.75% 4/30/2026	0.78 to 1.11	228,803,000	220,169,261
US Treasury Notes 0.75% 5/31/2026	0.74	85,730,000	82,300,800
US Treasury Notes 0.75% 8/31/2026	0.77 to 0.81	52,800,000	50,302,312
US Treasury Notes 0.875% 6/30/2026	0.64 to 0.79	46,368,000	44,475,244
US Treasury Notes 0.875% 9/30/2026	0.95 to 0.97	57,100,000	54,367,676
US Treasury Notes 1.125% 10/31/2026	1.18 to 1.42	167,200,000	159,473,531
US Treasury Notes 1.125% 2/29/2028	1.28 to 1.39	119,508,000	109,989,374
US Treasury Notes 1.25% 11/30/2026	1.14	106,012,000	101,121,369
US Treasury Notes 1.25% 12/31/2026	1.55	14,400,000	13,706,438
US Treasury Notes 1.25% 3/31/2028	1.36	15,582,000	14,363,439
US Treasury Notes 1.25% 4/30/2028	1.25	53,309,000	49,023,456
US Treasury Notes 1.25% 5/31/2028	1.21	39,296,000	36,054,080
US Treasury Notes 1.25% 6/30/2028	0.99	77,172,000	70,642,525
US Treasury Notes 1.25% 8/15/2031	1.48 to 1.80	121,027,000	101,657,953
US Treasury Notes 1.25% 9/30/2028	1.27 to 1.70	70,716,000	64,315,650
US Treasury Notes 1.375% 12/31/2028	1.56 to 1.71	22,700,000	20,601,137
US Treasury Notes 1.375% 8/31/2026	1.63	2,670,800	2,568,976
US Treasury Notes 1.5% 1/31/2027	1.62 to 1.81	50,200,000	47,905,703
US Treasury Notes 1.5% 11/30/2028	1.31 to 1.42	113,349,000	103,612,498
US Treasury Notes 1.5% 2/15/2030	1.35 to 1.50	87,477,000	77,629,004
US Treasury Notes 1.5% 8/15/2026	1.63 to 2.42	11,644,100	11,231,098
US Treasury Notes 1.625% 10/31/2026	1.82	1,670,000	1,606,266
US Treasury Notes 1.625% 11/30/2026	1.85	2,021,000	1,940,476
US Treasury Notes 1.625% 2/15/2026	1.63 to 2.40	1,812,700	1,769,832
US Treasury Notes 1.625% 5/15/2026	1.63 to 2.41	999,900	971,269
US Treasury Notes 1.625% 5/15/2031	3.75	38,120,000	33,028,895
US Treasury Notes 1.625% 8/15/2029	0.94 to 1.80	29,838,600	26,996,939
US Treasury Notes 1.625% 9/30/2026	1.58 to 1.83	1,274,000	1,227,967
US Treasury Notes 1.875% 6/30/2026	1.61 to 1.70	15,666,100	15,227,939
US Treasury Notes 1.875% 7/31/2026	1.46 to 1.61	33,197,000	32,215,354
US Treasury Notes 2% 11/15/2026	2.42	11,997,900	11,601,407
US Treasury Notes 2% 8/15/2025	1.62 to 2.37	41,400	40,969
US Treasury Notes 2.25% 11/15/2025	1.62 to 2.38	18,937,500	18,679,329
US Treasury Notes 2.25% 11/15/2027	1.81 to 2.48	27,839,100	26,620,052
US Treasury Notes 2.25% 2/15/2027	2.43	944,000	913,172
US Treasury Notes 2.25% 8/15/2027	2.46	5,291,000	5,079,567
US Treasury Notes 2.375% 5/15/2027	1.63 to 2.45	68,262,000	65,947,492
US Treasury Notes 2.5% 2/28/2026	1.63 to 1.94	9,949,100	9,789,992
US Treasury Notes 2.5% 3/31/2027	2.45 to 2.83	39,000,000	37,861,992
US Treasury Notes 2.625% 12/31/2025	2.39	3,480,100	3,436,735
US Treasury Notes 2.625% 2/15/2029	1.68 to 2.51	20,536,100	19,509,295
US Treasury Notes 2.625% 5/31/2027	3.34	7,200,000	6,990,750
US Treasury Notes 2.625% 7/31/2029	2.64 to 2.92	155,300,000	146,685,703
US Treasury Notes 2.75% 4/30/2027	2.85 to 3.03	35,700,000	34,792,160
US Treasury Notes 2.75% 7/31/2027	2.67	85,000,000	82,616,015
US Treasury Notes 2.75% 8/15/2032	2.78 to 4.05	238,719,800	217,803,842
US Treasury Notes 2.875% 4/30/2029	3.05	11,600,000	11,101,563
US Treasury Notes 2.875% 5/15/2028	1.67 to 2.48	46,361,100	44,834,443
US Treasury Notes 2.875% 5/15/2032	2.91 to 2.93	1,900,000	1,753,938
US Treasury Notes 2.875% 8/15/2028	1.76	38,531,600	37,160,417
US Treasury Notes 3% 10/31/2025	1.62 to 2.38	7,767,100	7,704,720
US Treasury Notes 3.125% 11/15/2028	1.68 to 2.50	3,802,200	3,689,322
US Treasury Notes 3.125% 8/31/2027	3.33	41,900,000	41,055,453
US Treasury Notes 3.125% 8/31/2029	3.29	43,000,000	41,439,570
US Treasury Notes 3.25% 6/30/2027	2.86 to 2.97	37,300,000	36,712,816
US Treasury Notes 3.25% 6/30/2029	2.99	11,400,000	11,056,219
US Treasury Notes 3.375% 5/15/2033	3.96	13,600,000	12,872,188
US Treasury Notes 3.375% 9/15/2027	3.56	94,700,000	93,346,085
US Treasury Notes 3.5% 1/31/2028	3.60 to 4.20	99,800,000	98,501,821
US Treasury Notes 3.5% 1/31/2030	3.56 to 4.07	51,100,000	49,920,308
US Treasury Notes 3.5% 2/15/2033	3.82	120,900,000	115,700,356
US Treasury Notes 3.5% 4/30/2028	3.51 to 3.76	126,400,000	124,564,255
US Treasury Notes 3.5% 4/30/2030	3.71	67,900,000	66,210,457
US Treasury Notes 3.5% 9/30/2026	3.65	117,100,000	116,153,136
US Treasury Notes 3.5% 9/30/2029	3.57	40,400,000	39,541,500
US Treasury Notes 3.625% 3/31/2028	3.58	49,700,000	49,197,176
US Treasury Notes 3.625% 3/31/2030	3.48 to 3.55	78,900,000	77,432,953
US Treasury Notes 3.625% 5/15/2026	4.53	138,600,000	137,845,060
US Treasury Notes 3.625% 5/31/2028	3.74 to 4.11	30,400,000	30,069,875
US Treasury Notes 3.625% 8/31/2029	3.71	17,060,000	16,796,103
US Treasury Notes 3.625% 9/30/2031	3.66 to 3.97	96,800,000	94,194,719
US Treasury Notes 3.75% 12/31/2028	3.84 to 3.92	33,000,000	32,704,805
US Treasury Notes 3.75% 12/31/2030	4.11	2,400,000	2,361,000
US Treasury Notes 3.75% 6/30/2030	3.96 to 4.08	167,850,000	165,542,063
US Treasury Notes 3.75% 8/15/2027	3.79	82,100,000	81,660,637
US Treasury Notes 3.75% 8/31/2031	3.73	30,500,000	29,904,297
US Treasury Notes 3.875% 10/15/2027	3.86 to 4.12	189,500,000	189,026,250
US Treasury Notes 3.875% 11/30/2027	3.66 to 3.93	118,900,000	118,579,528
US Treasury Notes 3.875% 11/30/2029	3.59 to 3.80	73,000,000	72,555,156
US Treasury Notes 3.875% 12/31/2027	3.50 to 3.64	92,900,000	92,655,980
US Treasury Notes 3.875% 12/31/2029	3.58	29,300,000	29,113,441
US Treasury Notes 3.875% 8/15/2033	4.10 to 4.88	67,600,000	66,224,235
US Treasury Notes 3.875% 8/15/2034	3.78 to 4.28	160,230,000	156,229,746
US Treasury Notes 3.875% 9/30/2029	3.76 to 3.87	27,400,000	27,239,453
US Treasury Notes 4% 1/15/2027	4.01	58,600,000	58,593,133
US Treasury Notes 4% 1/31/2029	3.87	107,000,000	106,991,641
US Treasury Notes 4% 1/31/2031	3.91 to 4.28	11,600,000	11,556,047
US Treasury Notes 4% 10/31/2029	3.74 to 4.14	128,400,000	128,289,656
US Treasury Notes 4% 12/15/2025	3.76 to 3.90	700,000	699,086
US Treasury Notes 4% 12/15/2027	4.28 to 4.48	37,600,000	37,628,708
US Treasury Notes 4% 2/15/2034	4.19 to 4.69	139,400,000	137,499,586
US Treasury Notes 4% 2/28/2030	3.69	11,800,000	11,798,156
US Treasury Notes 4% 6/30/2028	4.13	126,700,000	126,774,239
US Treasury Notes 4% 7/31/2029	3.94	53,800,000	53,771,518
US Treasury Notes 4.125% 1/31/2027	4.20	15,300,000	15,333,469
US Treasury Notes 4.125% 10/31/2026	4.16	78,200,000	78,322,188
US Treasury Notes 4.125% 10/31/2027	3.82 to 4.24	153,700,000	154,276,375
US Treasury Notes 4.125% 10/31/2029	4.15	83,700,000	84,092,344
US Treasury Notes 4.125% 10/31/2031	4.11 to 4.22	197,040,000	197,347,875
US Treasury Notes 4.125% 11/15/2027	4.09 to 4.11	178,200,000	178,861,290
US Treasury Notes 4.125% 11/30/2029	4.05	102,150,000	102,676,711
US Treasury Notes 4.125% 2/15/2027	4.42	131,100,000	131,407,266
US Treasury Notes 4.125% 3/31/2029	4.20	78,700,000	79,044,313
US Treasury Notes 4.125% 7/31/2028	4.18	99,300,000	99,761,590
US Treasury Notes 4.125% 7/31/2031	3.81 to 3.96	129,500,000	129,752,201
US Treasury Notes 4.125% 8/31/2030	4.63	69,700,000	69,936,871
US Treasury Notes 4.125% 9/30/2027	3.96	27,300,000	27,406,641
US Treasury Notes 4.25% 1/15/2028	4.24	209,100,000	210,651,915
US Treasury Notes 4.25% 1/31/2030	4.33	127,600,000	128,935,813
US Treasury Notes 4.25% 11/15/2034	4.19 to 4.55	87,700,000	88,042,578
US Treasury Notes 4.25% 12/31/2026	4.25	62,000,000	62,256,718
US Treasury Notes 4.25% 2/15/2028	3.96	38,900,000	39,203,879
US Treasury Notes 4.25% 2/28/2029	4.24	80,600,000	81,320,992
US Treasury Notes 4.25% 2/28/2031	4.21 to 4.27	163,500,000	165,045,585
US Treasury Notes 4.25% 3/15/2027	4.40	65,200,000	65,523,453
US Treasury Notes 4.25% 6/30/2029	4.34	42,200,000	42,596,342
US Treasury Notes 4.375% 1/31/2032	4.44	107,300,000	109,060,391
US Treasury Notes 4.375% 11/30/2028	4.29	116,300,000	117,803,723
US Treasury Notes 4.375% 11/30/2030	3.87 to 4.36	171,900,000	174,632,942
US Treasury Notes 4.375% 12/15/2026	4.01 to 4.09	66,200,000	66,603,406
US Treasury Notes 4.375% 5/15/2034	4.37 to 4.49	10,400,000	10,547,062
US Treasury Notes 4.375% 7/15/2027	4.10	103,200,000	104,107,417
US Treasury Notes 4.375% 7/31/2026	4.26	800,000	803,530
US Treasury Notes 4.5% 11/15/2025	4.08	22,900,000	22,942,938
US Treasury Notes 4.5% 11/15/2033	3.85 to 4.34	118,800,000	121,635,422
US Treasury Notes 4.5% 12/31/2031	4.49	42,500,000	43,509,375
US Treasury Notes 4.5% 3/31/2026	4.61	29,100,000	29,213,672
US Treasury Notes 4.5% 4/15/2027	4.87	36,800,000	37,175,187
US Treasury Notes 4.5% 5/15/2027	4.67	122,300,000	123,608,992
US Treasury Notes 4.5% 5/31/2029	4.49	18,500,000	18,852,656
US Treasury Notes 4.5% 7/15/2026	4.52	95,000,000	95,564,063
US Treasury Notes 4.625% 10/15/2026	4.81	32,300,000	32,596,504
US Treasury Notes 4.625% 11/15/2026	4.47	114,600,000	115,714,664
US Treasury Notes 4.625% 2/28/2026	4.54 to 4.63	12,900,000	12,958,151
US Treasury Notes 4.625% 4/30/2029	4.72	67,000,000	68,572,930
US Treasury Notes 4.625% 4/30/2031	4.70	48,000,000	49,419,375
US Treasury Notes 4.625% 5/31/2031	4.37 to 4.49	143,700,000	147,954,868
US Treasury Notes 4.625% 6/15/2027	4.52	67,900,000	68,854,844
US Treasury Notes 4.625% 6/30/2026	4.73	32,700,000	32,933,754
US Treasury Notes 4.625% 9/15/2026	4.79	52,500,000	52,959,375
US Treasury Notes 4.625% 9/30/2028	4.60	96,400,000	98,407,078
US Treasury Notes 4.625% 9/30/2030	4.65	11,900,000	12,237,477
US Treasury Notes 4.875% 10/31/2028	4.82	5,440,000	5,600,650
US Treasury Notes 4.875% 11/30/2025	4.71	24,300,000	24,414,096
US Treasury Notes 4.875% 4/30/2026	5.03	28,000,000	28,239,531
US Treasury Notes 4.875% 5/31/2026	4.86	72,500,000	73,185,351
US Treasury Notes 5% 10/31/2025	5.06	25,800,000	25,924,566
US Treasury Notes 5% 9/30/2025	5.05	14,100,000	14,158,052
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,823,978,082)			12,323,284,497

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.35	215,673,824	215,716,959
Fidelity Securities Lending Cash Central Fund (j)(k)	4.35	275,758,237	275,785,812
TOTAL MONEY MARKET FUNDS (Cost $491,502,771)			491,502,771

TOTAL INVESTMENT IN SECURITIES - 102.9% (Cost $30,095,625,873)	28,313,338,424
NET OTHER ASSETS (LIABILITIES) - (2.9)%	(794,299,276)
NET ASSETS - 100.0%	27,519,039,148

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 3/1/2055	(1,350,000)	(1,108,674)
Ginnie Mae II Pool 3% 3/1/2055	(1,800,000)	(1,602,219)
Ginnie Mae II Pool 5.5% 3/1/2055	(19,200,000)	(19,253,716)
Ginnie Mae II Pool 6% 3/1/2055	(17,800,000)	(18,041,626)
Uniform Mortgage Backed Securities 2% 3/1/2055	(59,575,000)	(47,646,036)
Uniform Mortgage Backed Securities 4.5% 3/1/2055	(31,100,000)	(29,959,261)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(117,611,532)

TOTAL TBA SALE COMMITMENTS (Proceeds $116,021,765)		(117,611,532)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $49,703,755 or 0.2% of net assets.

(e)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	57,950,160	1,698,305,043	1,540,538,244	2,415,410	-	-	215,716,959	215,673,824	0.4%
Fidelity Securities Lending Cash Central Fund	25,812,500	1,669,913,420	1,419,940,108	426,488	-	-	275,785,812	275,758,237	1.1%
Total	83,762,660	3,368,218,463	2,960,478,352	2,841,898	-	-	491,502,771	491,432,061

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	96,753,538	-	96,753,538	-

Bank Notes
Financials	29,572,983	-	29,572,983	-

Commercial Mortgage Securities	333,739,026	-	333,739,026	-

Foreign Government and Government Agency Obligations	402,964,425	-	402,964,425	-

Municipal Securities
Education	7,687,739	-	7,687,739	-
Electric Utilities	6,045,244	-	6,045,244	-
General Obligations	44,352,554	-	44,352,554	-
Health Care	7,248,066	-	7,248,066	-
Special Tax	12,379,727	-	12,379,727	-
Transportation	27,588,507	-	27,588,507	-
Water & Sewer	5,330,540	-	5,330,540	-

Non-Convertible Corporate Bonds
Communication Services	533,231,973	-	533,231,973	-
Consumer Discretionary	380,368,303	-	380,368,303	-
Consumer Staples	422,823,606	-	422,823,606	-
Energy	519,186,349	-	519,186,349	-
Financials	2,700,018,737	-	2,700,018,737	-
Health Care	795,252,891	-	795,252,891	-
Industrials	484,506,942	-	484,506,942	-
Information Technology	497,892,370	-	497,892,370	-
Materials	205,223,788	-	205,223,788	-
Real Estate	264,720,573	-	264,720,573	-
Utilities	654,921,809	-	654,921,809	-

U.S. Government Agency - Mortgage Securities	6,977,067,441	-	6,977,067,441	-

U.S. Government Agency Obligations
Financials	64,985,326	-	64,985,326	-
Utilities	24,688,699	-	24,688,699	-

U.S. Treasury Obligations	12,323,284,497	-	12,323,284,497	-

Money Market Funds	491,502,771	491,502,771	-	-
Total Investments in Securities:	28,313,338,424	491,502,771	27,821,835,653	-
Other Financial Instruments:

TBA Sale Commitments	(117,611,532)	-	(117,611,532)	-
Total Other Financial Instruments:	(117,611,532)	-	(117,611,532)	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $267,188,064) - See accompanying schedule:
Unaffiliated issuers (cost $29,604,123,102)	$27,821,835,653
Fidelity Central Funds (cost $491,502,771)	491,502,771

Total Investment in Securities (cost $30,095,625,873)		$28,313,338,424
Cash		162,474
Foreign currency held at value (cost $557)		533
Receivable for investments sold		302,022,621
Receivable for TBA sale commitments		116,021,765
Receivable for fund shares sold		718,149
Interest receivable		199,795,544
Distributions receivable from Fidelity Central Funds		511,094
Other receivables		105,408
Total assets		28,932,676,012
Liabilities
Payable for investments purchased
Regular delivery	$46,420,064
Delayed delivery	561,890,284
TBA sale commitments, at value	117,611,532
Payable for fund shares redeemed	411,802,461
Distributions payable	6,418
Other payables and accrued expenses	120,292
Collateral on securities loaned	275,785,813
Total liabilities		1,413,636,864
Net Assets		$27,519,039,148
Net Assets consist of:
Paid in capital		$30,062,444,573
Total accumulated earnings (loss)		(2,543,405,425)
Net Assets		$27,519,039,148
Net Asset Value, offering price and redemption price per share ($27,519,039,148 ÷ 3,038,972,001 shares)		$9.06
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Interest		$488,721,016
Income from Fidelity Central Funds (including $426,488 from security lending)		2,841,898
Total income		491,562,914
Expenses
Custodian fees and expenses	$112,777
Independent trustees' fees and expenses	35,360
Total expenses before reductions	148,137
Expense reductions	(12,625)
Total expenses after reductions		135,512
Net Investment income (loss)		491,427,402
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(60,716,495)
Total net realized gain (loss)		(60,716,495)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(168,792,077)
Assets and liabilities in foreign currencies	(34)
TBA Sale commitments	(1,930,930)
Total change in net unrealized appreciation (depreciation)		(170,723,041)
Net gain (loss)		(231,439,536)
Net increase (decrease) in net assets resulting from operations		$259,987,866
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$491,427,402	$824,386,454
Net realized gain (loss)	(60,716,495)	(171,789,818)
Change in net unrealized appreciation (depreciation)	(170,723,041)	1,026,290,811
Net increase (decrease) in net assets resulting from operations	259,987,866	1,678,887,447
Distributions to shareholders	(490,926,543)	(824,021,691)

Share transactions
Proceeds from sales of shares	2,879,291,970	5,001,016,662
Reinvestment of distributions	490,922,071	823,866,684
Cost of shares redeemed	(1,557,575,384)	(2,164,097,679)

Net increase (decrease) in net assets resulting from share transactions	1,812,638,657	3,660,785,667
Total increase (decrease) in net assets	1,581,699,980	4,515,651,423

Net Assets
Beginning of period	25,937,339,168	21,421,687,745
End of period	$27,519,039,148	$25,937,339,168

Other Information
Shares
Sold	319,439,120	552,175,268
Issued in reinvestment of distributions	54,490,815	93,012,350
Redeemed	(172,953,743)	(233,969,619)
Net increase (decrease)	200,976,192	411,217,999

Financial Highlights
Fidelity® Series Bond Index Fund

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.14	$8.83	$9.19	$10.59	$10.90	$10.50
Income from Investment Operations
Net investment income (loss) A,B	.167	.314	.258	.181	.165	.242
Net realized and unrealized gain (loss)	(.081)	.309	(.361)	(1.396)	(.182)	.422
Total from investment operations	.086	.623	(.103)	(1.215)	(.017)	.664
Distributions from net investment income	(.166)	(.313)	(.257)	(.185)	(.174)	(.250)
Distributions from net realized gain	-	-	-	-	(.119)	(.014)
Total distributions	(.166)	(.313)	(.257)	(.185)	(.293)	(.264)
Net asset value, end of period	$9.06	$9.14	$8.83	$9.19	$10.59	$10.90
Total Return C,D	.97%	7.24%	(1.12)%	(11.57)%	(.14)%	6.42%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	3.73% H	3.55%	2.89%	1.82%	1.56%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$27,519,039	$25,937,339	$21,421,688	$17,763,199	$20,808,897	$13,160,897
Portfolio turnover rate I	62 % H	50%	42%	61%	108%	71% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2025

1. Organization.
Fidelity Series Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Series Bond Index Fund	$105,344

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$156,022,508
Gross unrealized depreciation	(1,955,731,909)
Net unrealized appreciation (depreciation)	$(1,799,709,401)
Tax cost	$30,111,458,058

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(235,492,584)
Long-term	(425,332,688)
Total capital loss carryforward	$(660,825,272)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Bond Index Fund	4,671,357,430	3,980,727,257
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Bond Index Fund	44,337	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $12,625.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Bond Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, collective investment trusts, and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies, collective investment trusts, and 529 plans.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds, collective investment trusts, and 529 plans that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through December 31, 2026.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9892976.105
SBX-SANN-0425
Fidelity Flex® Funds

Fidelity Flex® U.S. Bond Index Fund

Semi-Annual Report
February 28, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Flex® U.S. Bond Index Fund
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
American Express Credit Account Master Trust Series 2023-4 Class A, 5.15% 9/15/2030	200,000	205,477
BMW Vehicle Owner Trust Series 2025-A Class A3, 4.56% 9/25/2029	180,000	180,909
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/2028	111,000	107,509
Capital One Multi-Asset Execution Trust Series 2021-A2 Class A2, 1.39% 7/15/2030	280,000	254,617
Capital One Prime Auto Receivables Trust 2023-1 Series 2023-1 Class A3, 4.87% 2/15/2028	107,746	108,036
CarMax Auto Owner Trust Series 2022-3 Class A3, 3.97% 4/15/2027	324,202	323,139
CarMax Auto Owner Trust Series 2023-2 Class A3, 5.05% 1/18/2028	480,000	482,025
Carmax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	1,000,000	1,004,085
Carmax Auto Owner Trust Series 2025-1 Class A3, 4.84% 1/15/2030	220,000	222,583
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	600,000	615,471
Citibank Credit Card Issuance Trust Series 2007-A3 Class A3, 6.15% 6/15/2039	700,000	779,983
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/2030	250,000	246,969
Ford Cr Floorplan Mast Own Tr Series 2018-4 Class A, 4.06% 11/15/2030	821,000	808,700
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/2028	308,652	308,903
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	700,000	704,495
GM Financial Automobile Leasing Trust Series 2025-1 Class A3, 4.66% 2/21/2028	180,000	181,030
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class A3, 4.47% 2/16/2028	454,492	454,223
Honda Auto Receivables Owner Trust Series 2025-1 Class A3, 4.57% 9/21/2029	510,000	513,122
Hyundai Auto Receivables Trust Series 2022-B Class A3, 3.72% 11/16/2026	163,723	163,330
Hyundai Auto Receivables Trust Series 2022-C Class A3, 5.39% 6/15/2027	199,492	200,335
Hyundai Auto Receivables Trust Series 2023-A Class A3, 4.58% 4/15/2027	380,928	381,094
MBART Series 2025-1 Class A3, 4.78% 12/17/2029	150,000	151,603
Nissan Auto Lease Trust Series 2025-A Class A3, 4.75% 3/15/2028	100,000	100,825
Toyota Auto Receivables Owner Trust Series 2025-A Class A3, 4.64% 8/15/2029	460,000	463,584
World Omni Auto Receivables Trust Series 2025-A Class A3, 4.73% 3/15/2030	145,000	146,312
TOTAL UNITED STATES		9,108,359
TOTAL ASSET-BACKED SECURITIES (Cost $9,081,984)		9,108,359

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Financials - 0.2%
Banks - 0.2%
Citizens Bank NA/Providence RI 2.25% 4/28/2025	250,000	249,053
Citizens Bank NA/Providence RI 3.75% 2/18/2026	960,000	952,381
Discover Bank 2.7% 2/6/2030	500,000	451,743
KeyBank NA/Cleveland OH 5.85% 11/15/2027	710,000	730,211
Morgan Stanley Bank NA 4.952% 1/14/2028 (b)	730,000	734,629
PNC Bank NA 3.1% 10/25/2027	310,000	299,932
Wells Fargo Bank NA 5.45% 8/7/2026	800,000	811,416

TOTAL BANK NOTES (Cost $4,248,966)		4,229,365

Commercial Mortgage Securities - 1.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.0%
BANK Series 2017-BNK4 Class ASB, 3.419% 5/15/2050	104,837	103,736
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	380,000	322,787
BANK Series 2021-BN35 Class A5, 2.285% 6/15/2064	700,000	597,783
BANK Series 2022-BNK39 Class A4, 2.928% 2/15/2055	300,000	265,528
BANK Series 2022-BNK41 Class A4, 3.7899% 4/15/2065 (b)	950,000	886,436
BANK Series 2023-BNK45 Class A5, 5.203% 2/15/2056 (b)	1,440,000	1,458,703
BBCMS Mortgage Trust Series 2021-C10 Class A5, 2.492% 7/15/2054	450,000	397,187
BBCMS Mortgage Trust Series 2021-C11 Class A5, 2.322% 9/15/2054	450,000	387,477
BBCMS Mortgage Trust Series 2021-C12 Class A5, 2.689% 11/15/2054	300,000	261,751
BBCMS Mortgage Trust Series 2021-C9 Class A5, 2.299% 2/15/2054	550,000	478,732
BBCMS Mortgage Trust Series 2024-C26 Class A5, 5.829% 5/15/2057 (b)	1,885,000	2,005,205
Benchmark Mortgage Trust Series 2019-B12 Class A5, 3.1156% 8/15/2052	89,000	82,863
Benchmark Mortgage Trust Series 2019-B9 Class A5, 4.0156% 3/15/2052	160,000	153,985
Benchmark Mortgage Trust Series 2020-B19 Class A5, 1.85% 9/15/2053	350,000	299,293
Benchmark Mortgage Trust Series 2021-B24 Class A5, 2.5843% 3/15/2054	450,000	390,773
Benchmark Mortgage Trust Series 2023-B39 Class A5, 5.7536% 7/15/2056	500,000	526,521
BMO Mortgage Trust Series 2022-C1 Class A5, 3.374% 2/15/2055	300,000	271,987
BMO Mortgage Trust Series 2023-C6 Class A5, 5.9562% 9/15/2056	140,000	149,216
BMO Mortgage Trust Series 2024-C9 Class A5, 5.7592% 7/15/2057	575,000	607,424
Citigroup Commercial Mortgage Trust Series 2015-GC29 Class A4, 3.192% 4/10/2048	291,796	291,418
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A4, 3.209% 5/10/2049	480,000	470,764
Citigroup Commercial Mortgage Trust Series 2018-B2 Class A4, 4.009% 3/10/2051	250,000	244,537
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	240,000	235,641
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A4, 2.7628% 9/15/2052	200,000	184,079
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A5, 3.0161% 9/15/2052	200,000	182,989
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	330,000	322,873
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K064 Class A2, 3.224% 3/25/2027	250,000	244,890
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	570,000	555,842
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-1510 Class A2, 3.718% 1/25/2031	165,000	159,274
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K094 Class A2, 2.903% 6/25/2029	430,000	406,321
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K104 Class A2, 2.253% 1/25/2030	760,000	691,531
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K116 Class A2, 1.378% 7/25/2030	640,000	548,754
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K117 Class A2, 1.406% 8/25/2030	710,000	608,124
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K118 Class A2, 1.493% 9/25/2030	430,000	369,292
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K121 Class A2, 1.547% 10/25/2030	70,000	60,057
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K123 Class A2, 1.621% 12/25/2030	540,000	464,195
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K125 Class A2, 1.846% 1/25/2031	450,000	390,623
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K126 Class A2, 2.074% 1/25/2031	180,000	158,458
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K128 Class A2, 2.02% 3/25/2031	540,000	473,028
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K129 Class A2, 1.914% 5/25/2031	540,000	468,570
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K130 Class A2, 1.723% 6/25/2031	650,000	555,268
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K136 Class A2, 2.127% 11/25/2031	1,090,000	943,970
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K140 Class A2, 2.25% 1/25/2032	1,900,000	1,650,562
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K145 Class A2, 2.58% 5/25/2032	2,500,000	2,206,428
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-154 Class A2, 4.35% 1/25/2033	500,000	493,871
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-156 Class A2, 4.43% 2/25/2033	1,400,000	1,390,193
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-157 Class A2, 4.2% 5/25/2033	600,000	586,097
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K751 Class A2, 4.412% 3/25/2030	500,000	500,809
GS Mortgage Securities Trust Series 2020-GC45 Class A5, 2.9106% 2/13/2053	300,000	276,182
JPMBB Commercial Mortgage Securities Trust Series 2014-C24 Class A5, 3.6385% 11/15/2047	33,897	33,057
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	500,000	410,488
Morgan Stanley Capital I Trust Series 2020-L4 Class A3, 2.698% 2/15/2053	150,000	136,439
Morgan Stanley Capital I Trust Series 2021-L6 Class A4, 2.444% 6/15/2054 (b)	275,000	236,605
UBS Commercial Mortgage Trust Series 2019-C16 Class A4, 3.6048% 4/15/2052	350,000	332,179
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class A5, 2.892% 8/15/2052	200,000	183,965
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class A4, 3.146% 12/15/2052	500,000	463,249
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class A5, 2.725% 2/15/2053	135,000	120,883
TOTAL UNITED STATES		27,698,892
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $29,451,038)		27,698,892

Foreign Government and Government Agency Obligations - 1.3%
	Principal Amount (a)	Value ($)
CANADA - 0.2%
Export Development Canada 4.125% 2/13/2029	880,000	878,724
Province of Alberta 1% 5/20/2025	260,000	258,068
Province of Alberta 1.3% 7/22/2030	360,000	307,598
Province of Alberta 3.3% 3/15/2028	225,000	219,141
Province of Alberta 4.5% 1/24/2034	120,000	118,673
Province of British Columbia 2.25% 6/2/2026	350,000	341,639
Province of British Columbia 4.2% 7/6/2033	360,000	350,991
Province of British Columbia 4.9% 4/24/2029	500,000	511,335
Province of Manitoba 4.9% 5/31/2034	190,000	193,059
Province of Ontario 1.125% 10/7/2030	1,111,000	934,195
Province of Ontario 2.3% 6/15/2026	70,000	68,316
Province of Ontario 2.5% 4/27/2026	300,000	294,150
Province of Quebec 1.9% 4/21/2031	600,000	520,104
Province of Quebec 2.5% 4/20/2026	590,000	578,697
Province of Quebec 2.75% 4/12/2027	320,000	310,541
Province of Quebec 3.625% 4/13/2028	510,000	501,280
Province of Quebec 4.25% 9/5/2034	130,000	126,165
TOTAL CANADA		6,512,676
CHILE - 0.1%
Chilean Republic 2.55% 7/27/2033	1,330,000	1,099,113
Chilean Republic 3.125% 3/27/2025	840,000	836,396
Chilean Republic 3.24% 2/6/2028	200,000	191,135
Chilean Republic 3.625% 10/30/2042	394,000	307,308
Chilean Republic 4.95% 1/5/2036	290,000	280,575
Chilean Republic 5.65% 1/13/2037	1,000,000	1,016,600
TOTAL CHILE		3,731,127
HUNGARY - 0.0%
Hungary Government 7.625% 3/29/2041	110,000	127,060
INDONESIA - 0.1%
Indonesia Government 1.85% 3/12/2031	460,000	386,170
Indonesia Government 2.85% 2/14/2030	200,000	182,250
Indonesia Government 3.35% 3/12/2071	270,000	173,475
Indonesia Government 3.4% 9/18/2029	360,000	339,750
Indonesia Government 3.5% 2/14/2050	400,000	293,160
Indonesia Government 3.85% 10/15/2030	750,000	711,563
Indonesia Government 4.1% 4/24/2028	240,000	236,100
Indonesia Government 4.35% 1/11/2048	250,000	213,750
Indonesia Government 4.45% 4/15/2070	150,000	122,812
Indonesia Government 5.25% 1/15/2030	300,000	304,740
Indonesia Government 5.6% 1/15/2035	300,000	307,869
TOTAL INDONESIA		3,271,639
ISRAEL - 0.1%
Israel Government 3.25% 1/17/2028	760,000	725,063
Israel Government 3.375% 1/15/2050	475,000	320,431
Israel Government 4.5% 1/30/2043	200,000	171,683
Israel Government 5.375% 2/19/2030	350,000	352,990
Israel Government 5.375% 3/12/2029	200,000	201,800
Israel Government 5.5% 3/12/2034	200,000	200,784
Israel Government 5.625% 2/19/2035	350,000	351,838
Israel Government 5.75% 3/12/2054	200,000	188,325
TOTAL ISRAEL		2,512,914
ITALY - 0.1%
Italian Republic 1.25% 2/17/2026	1,161,000	1,125,462
Italian Republic 2.875% 10/17/2029	400,000	368,887
Italian Republic 3.875% 5/6/2051	200,000	140,830
TOTAL ITALY		1,635,179
JAPAN - 0.0%
Japan International Cooperation Agency 1.75% 4/28/2031	200,000	170,216
KOREA (SOUTH) - 0.0%
Korean Republic 2.75% 1/19/2027	570,000	555,556
MEXICO - 0.2%
United Mexican States 3.25% 4/16/2030	400,000	359,000
United Mexican States 3.5% 2/12/2034	1,226,000	1,006,056
United Mexican States 3.75% 1/11/2028	320,000	309,248
United Mexican States 4.5% 1/31/2050	1,920,000	1,410,240
United Mexican States 4.5% 4/22/2029	250,000	242,345
United Mexican States 4.6% 2/10/2048	270,000	201,596
United Mexican States 4.75% 4/27/2032	200,000	186,210
United Mexican States 5% 4/27/2051	1,195,000	936,581
United Mexican States 5.4% 2/9/2028	200,000	201,248
United Mexican States 5.55% 1/21/2045	560,000	499,240
United Mexican States 6.05% 1/11/2040	120,000	113,921
United Mexican States 6.35% 2/9/2035	430,000	432,580
TOTAL MEXICO		5,898,265
PANAMA - 0.1%
Panamanian Republic 3.16% 1/23/2030	800,000	690,000
Panamanian Republic 3.87% 7/23/2060	200,000	110,890
Panamanian Republic 4.5% 4/16/2050	400,000	262,100
Panamanian Republic 4.5% 5/15/2047	240,000	162,000
Panamanian Republic 6.4% 2/14/2035	480,000	454,344
Panamanian Republic 6.7% 1/26/2036	240,000	231,240
TOTAL PANAMA		1,910,574
PERU - 0.1%
Peruvian Republic 1.862% 12/1/2032	420,000	326,025
Peruvian Republic 2.78% 12/1/2060	810,000	452,081
Peruvian Republic 3.55% 3/10/2051	250,000	175,162
Peruvian Republic 5.375% 2/8/2035	290,000	285,070
Peruvian Republic 6.55% 3/14/2037	275,000	293,783
TOTAL PERU		1,532,121
PHILIPPINES - 0.1%
Philippine Republic 2.65% 12/10/2045	610,000	394,594
Philippine Republic 2.95% 5/5/2045	370,000	254,375
Philippine Republic 3% 2/1/2028	200,000	190,625
Philippine Republic 3.95% 1/20/2040	300,000	253,875
Philippine Republic 4.75% 3/5/2035	400,000	385,000
Philippine Republic 5.17% 10/13/2027	1,200,000	1,215,528
Philippine Republic 5.25% 5/14/2034	400,000	400,640
Philippine Republic 5.5% 1/17/2048	200,000	198,500
Philippine Republic 6.375% 10/23/2034	130,000	140,887
Philippine Republic 9.5% 2/2/2030	170,000	203,966
TOTAL PHILIPPINES		3,637,990
POLAND - 0.1%
Republic of Poland 4.625% 3/18/2029	560,000	558,079
Republic of Poland 4.875% 10/4/2033	260,000	255,125
Republic of Poland 4.875% 2/12/2030	400,000	401,916
Republic of Poland 5.125% 9/18/2034	300,000	297,147
Republic of Poland 5.375% 2/12/2035	400,000	403,840
Republic of Poland 5.5% 3/18/2054	200,000	191,510
Republic of Poland 5.5% 4/4/2053	260,000	250,112
Republic of Poland 5.75% 11/16/2032	200,000	208,234
TOTAL POLAND		2,565,963
URUGUAY - 0.1%
Uruguay Republic 4.125% 11/20/2045	130,000	111,201
Uruguay Republic 4.375% 1/23/2031	270,000	264,364
Uruguay Republic 4.375% 10/27/2027	140,000	139,563
Uruguay Republic 4.975% 4/20/2055	462,000	417,246
Uruguay Republic 5.1% 6/18/2050	100,000	93,499
Uruguay Republic 5.442% 2/14/2037	1,000,000	1,009,500
Uruguay Republic 7.625% 3/21/2036	130,000	153,725
TOTAL URUGUAY		2,189,098
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $39,178,040)		36,250,378

Municipal Securities - 0.4%
	Principal Amount (a)	Value ($)
California - 0.3%
Education - 0.0%
California St Univ Rev 2.719% 11/1/2052	280,000	193,828
General Obligations - 0.2%
Golden State Tobacco Securitization Corp. Tobacco Settlement (State of California Proj.) Series 2021 B, 2.746% 6/1/2034	112,000	97,087
Golden State Tobacco Securitization Corp. Tobacco Settlement (State of California Proj.) Series 2021 B, 3.293% 6/1/2042	60,000	47,001
State of California 7.5% 4/1/2034	980,000	1,140,422
State of California 7.55% 4/1/2039	360,000	434,457
State of California 7.6% 11/1/2040	350,000	426,997
State of California Gen. Oblig. 3.5% 4/1/2028	175,000	171,589
		2,317,553
Health Care - 0.1%
Univ CA Regts Med Ctr Pooled Rev (Univ CA Regts Med Ctr Pooled Rev Proj.) Series 2020 N, 3.256% 5/15/2060	700,000	467,756
Univ CA Regts Med Ctr Pooled Rev Series 2020 N, 3.006% 5/15/2050	150,000	101,785
		569,541
Transportation - 0.0%
Bay Area Toll Auth CA Bridge Rev 6.263% 4/1/2049	325,000	356,463
Bay Area Toll Auth CA Bridge Rev 7.043% 4/1/2050	55,000	65,810
City of Los Angeles Department of Airports Customer Facility Charge Revenue (Los Angeles CA Dept Arpts Rev Proj.) 4.242% 5/15/2048 (Assured Guaranty Municipal Corp Insured)	300,000	264,907
		687,180
TOTAL CALIFORNIA		3,768,102
Florida - 0.0%
Special Tax - 0.0%
State of Florida Series 2024A, 5.526% 7/1/2034	300,000	310,712
Idaho - 0.0%
Electric Utilities - 0.0%
Idaho Energy Res Auth Transmission Facs Rev (Bonneville Power Administration Proj.) Series 2021, 2.861% 9/1/2046	75,000	53,889
Illinois - 0.1%
General Obligations - 0.1%
Illinois St 7.35% 7/1/2035	78,571	85,677
Illinois St Gen. Oblig. 5.1% 6/1/2033	705,882	706,509
		792,186
Transportation - 0.0%
Chicago IL O'Hare Intl Arpt Rev 6.395% 1/1/2040	300,000	327,009
TOTAL ILLINOIS		1,119,195
Kansas - 0.0%
General Obligations - 0.0%
Kansas St Dev Fin Auth Rev (Kansas St Proj.) Series 2015 H, 4.927% 4/15/2045	140,000	137,766
Massachusetts - 0.0%
General Obligations - 0.0%
Massachusetts St 5.456% 12/1/2039	145,000	148,569
Special Tax - 0.0%
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2019 B, 3.395% 10/15/2040	250,000	214,976
Water & Sewer - 0.0%
Massachusetts St Wtr Res Auth Series 2021C, 2.823% 8/1/2041	300,000	244,356
TOTAL MASSACHUSETTS		607,901
Michigan - 0.0%
Education - 0.0%
University MI Univ Revs 4.454% 4/1/2122	180,000	150,306
General Obligations - 0.0%
Michigan St Strategic Fd Ltd Oblig Rev (State of Michigan Proj.) Series 2021 A, 3.225% 9/1/2047	100,000	77,740
TOTAL MICHIGAN		228,046
Minnesota - 0.0%
Education - 0.0%
University MN Series 2022, 4.048% 4/1/2052	210,000	179,287
New Jersey - 0.0%
Transportation - 0.0%
New Jersey Turnpike Authority 7.102% 1/1/2041	140,000	162,591
New Jersey Turnpike Authority 7.414% 1/1/2040	320,000	385,009
		547,600
TOTAL NEW JERSEY		547,600
New Jersey,New York - 0.0%
Transportation - 0.0%
Port Auth NY & NJ 4.96% 8/1/2046	70,000	69,155
Port Auth NY & NJ Series 225, 3.175% 7/15/2060	300,000	205,822
		274,977
TOTAL NEW JERSEY,NEW YORK		274,977
New York - 0.0%
General Obligations - 0.0%
City of New York NY 6.271% 12/1/2037	280,000	302,640
Special Tax - 0.0%
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 2.202% 3/15/2034	300,000	246,015
Transportation - 0.0%
Metropolitan Transn Auth NY Rv 6.814% 11/15/2040	130,000	144,655
Water & Sewer - 0.0%
New York NY Cty Muni Wtr Fin Auth 6.011% 6/15/2042	280,000	296,175
TOTAL NEW YORK		989,485
North Carolina - 0.0%
Health Care - 0.0%
Atrium Health (Atrium Health Proj.) 3.204% 1/15/2051	150,000	109,361
Ohio - 0.0%
Electric Utilities - 0.0%
American Mun Pwr Rev 7.834% 2/15/2041	170,000	205,447
Texas - 0.0%
Electric Utilities - 0.0%
San Antonio TX Elec & Gas Rev 4.427% 2/1/2042	300,000	287,964
General Obligations - 0.0%
Texas State 4.681% 4/1/2040	300,000	289,832
Texas State Gen. Oblig. Series 2015 C, 3.738% 10/1/2031	190,000	184,057
		473,889
Special Tax - 0.0%
Dallas TX Rapid Transit Sales Tax Rev Series 2021 A, 2.613% 12/1/2048	300,000	206,503
Transportation - 0.0%
Dallas Fort Worth International Airport 4.507% 11/1/2051	100,000	89,430
Dallas Fort Worth International Airport Series 2019A, 3.144% 11/1/2045	20,000	15,419
Dallas Fort Worth International Airport Series 2021 C, 2.843% 11/1/2046	250,000	182,696
		287,545
TOTAL TEXAS		1,255,901
Virginia - 0.0%
Education - 0.0%
University VA Univ Revs (University VA Univ Revs Proj.) 2.584% 11/1/2051	210,000	135,166
TOTAL MUNICIPAL SECURITIES (Cost $11,258,724)		9,922,835

Non-Convertible Corporate Bonds - 27.1%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Financials - 0.1%
Banks - 0.1%
Australia & New Zealand Banking Group Ltd/New York NY 4.75% 1/18/2027	340,000	342,817
National Australia Bank Ltd/New York 4.9% 6/13/2028	300,000	304,940
National Australia Bank Ltd/New York 4.944% 1/12/2028	250,000	254,073
Westpac Banking Corp 1.953% 11/20/2028	170,000	156,055
Westpac Banking Corp 3.02% 11/18/2036 (b)	180,000	156,346
Westpac Banking Corp 3.133% 11/18/2041	100,000	74,090
Westpac Banking Corp 3.35% 3/8/2027	670,000	658,355
Westpac Banking Corp 4.043% 8/26/2027	230,000	229,275
Westpac Banking Corp 4.11% 7/24/2034 (b)	500,000	479,830
Westpac Banking Corp 4.322% 11/23/2031 (b)	270,000	267,819
Westpac Banking Corp 5.405% 8/10/2033 (b)	100,000	100,195
Westpac Banking Corp 5.618% 11/20/2035 (b)	100,000	100,551
Westpac Banking Corp 6.82% 11/17/2033	100,000	110,359
		3,234,705
Materials - 0.1%
Metals & Mining - 0.1%
BHP Billiton Finance USA Ltd 4.125% 2/24/2042	225,000	195,042
BHP Billiton Finance USA Ltd 4.75% 2/28/2028	400,000	403,732
BHP Billiton Finance USA Ltd 5% 9/30/2043	151,000	144,811
BHP Billiton Finance USA Ltd 5.25% 9/8/2033	330,000	336,540
BHP Billiton Finance USA Ltd 5.3% 2/21/2035	50,000	50,800
BHP Billiton Finance USA Ltd 5.5% 9/8/2053	50,000	50,566
Rio Tinto Finance USA Ltd 2.75% 11/2/2051	390,000	245,669
Rio Tinto Finance USA Ltd 5.2% 11/2/2040	324,000	320,649
Rio Tinto Finance USA PLC 5% 3/9/2033	200,000	202,084
		1,949,893
TOTAL AUSTRALIA		5,184,598
AUSTRIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Oesterreichische Kontrollbank AG 0.375% 9/17/2025	100,000	97,862
BELGIUM - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.7% 2/1/2036	200,000	194,025
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.9% 2/1/2046	100,000	93,507
Anheuser-Busch InBev Finance Inc 4.7% 2/1/2036	220,000	213,428
Anheuser-Busch InBev Finance Inc 4.9% 2/1/2046	100,000	93,316
Anheuser-Busch InBev Worldwide Inc 4.35% 6/1/2040	180,000	166,350
Anheuser-Busch InBev Worldwide Inc 4.439% 10/6/2048	1,195,000	1,040,821
Anheuser-Busch InBev Worldwide Inc 4.6% 4/15/2048	487,000	440,491
Anheuser-Busch InBev Worldwide Inc 4.95% 1/15/2042	230,000	219,746
Anheuser-Busch InBev Worldwide Inc 5.45% 1/23/2039	380,000	389,148
Anheuser-Busch InBev Worldwide Inc 5.55% 1/23/2049	280,000	284,683
Anheuser-Busch InBev Worldwide Inc 5.8% 1/23/2059	370,000	388,820
Anheuser-Busch InBev Worldwide Inc 5.875% 6/15/2035	180,000	193,550
Anheuser-Busch InBev Worldwide Inc 8.2% 1/15/2039	110,000	141,292

TOTAL BELGIUM		3,859,177
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Vale Overseas Ltd 3.75% 7/8/2030	500,000	464,285
Vale Overseas Ltd 6.125% 6/12/2033	70,000	71,904
Vale Overseas Ltd 6.4% 6/28/2054	150,000	150,435
Vale Overseas Ltd 6.875% 11/21/2036	120,000	130,800
		817,424
Paper & Forest Products - 0.0%
Suzano Austria GmbH 2.5% 9/15/2028	320,000	291,600
Suzano Austria GmbH 3.125% 1/15/2032	250,000	213,125
Suzano Austria GmbH 6% 1/15/2029	230,000	234,025
		738,750
TOTAL BRAZIL		1,556,174
CANADA - 1.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Bell Canada 2.15% 2/15/2032	230,000	191,823
Bell Canada 3.2% 2/15/2052	100,000	65,534
Bell Canada 4.464% 4/1/2048	130,000	108,450
Bell Canada 5.55% 2/15/2054	240,000	231,264
TELUS Corp 4.3% 6/15/2049	100,000	79,862
		676,933
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc 2.9% 11/15/2026	90,000	87,470
Rogers Communications Inc 2.95% 3/15/2025	1,350,000	1,348,674
Rogers Communications Inc 4.3% 2/15/2048	240,000	192,184
Rogers Communications Inc 4.55% 3/15/2052	480,000	390,566
Rogers Communications Inc 5% 3/15/2044	210,000	189,551
		2,208,445
TOTAL COMMUNICATION SERVICES		2,885,378

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 3.85% 6/1/2027	152,000	149,518
Canadian Natural Resources Ltd 4.95% 6/1/2047	210,000	184,261
Canadian Natural Resources Ltd 5% 12/15/2029 (c)	400,000	399,979
Canadian Natural Resources Ltd 6.45% 6/30/2033	140,000	149,502
Cenovus Energy Inc 5.4% 6/15/2047	171,000	155,881
Enbridge Inc 1.6% 10/4/2026	860,000	821,236
Enbridge Inc 2.5% 8/1/2033	520,000	425,937
Enbridge Inc 3.125% 11/15/2029	420,000	390,592
Enbridge Inc 3.4% 8/1/2051	190,000	130,359
Enbridge Inc 4.5% 6/10/2044	120,000	101,539
Enbridge Inc 5.625% 4/5/2034	100,000	102,268
Enbridge Inc 5.7% 3/8/2033	200,000	205,775
Enbridge Inc 6.2% 11/15/2030	540,000	571,883
Enbridge Inc 8.5% 1/15/2084 (b)	60,000	66,504
South Bow USA Infrastructure Holdings LLC 5.026% 10/1/2029 (c)	100,000	99,458
South Bow USA Infrastructure Holdings LLC 5.584% 10/1/2034 (c)	100,000	98,466
South Bow USA Infrastructure Holdings LLC 6.176% 10/1/2054 (c)	100,000	97,936
Suncor Energy Inc 4% 11/15/2047	234,000	179,175
Suncor Energy Inc 6.8% 5/15/2038	130,000	142,081
Suncor Energy Inc 7.15% 2/1/2032	90,000	99,220
TransCanada PipeLines Ltd 4.1% 4/15/2030	270,000	259,636
TransCanada PipeLines Ltd 4.25% 5/15/2028	320,000	315,682
TransCanada PipeLines Ltd 4.875% 5/15/2048	80,000	72,738
TransCanada PipeLines Ltd 5% 10/16/2043	440,000	406,812
TransCanada PipeLines Ltd 6.1% 6/1/2040	170,000	177,516
		5,803,954
Financials - 0.5%
Banks - 0.5%
Bank of Montreal 1.25% 9/15/2026	395,000	376,727
Bank of Montreal 2.65% 3/8/2027	460,000	445,268
Bank of Montreal 3.088% 1/10/2037 (b)	110,000	93,489
Bank of Montreal 3.803% 12/15/2032 (b)	100,000	96,712
Bank of Montreal 5.717% 9/25/2028	320,000	331,383
Bank of Nova Scotia/The 2.45% 2/2/2032	110,000	94,541
Bank of Nova Scotia/The 4.588% 5/4/2037 (b)	120,000	111,668
Bank of Nova Scotia/The 4.85% 2/1/2030	210,000	211,143
Bank of Nova Scotia/The 5.25% 6/12/2028	330,000	337,275
Bank of Nova Scotia/The 5.45% 6/12/2025	900,000	901,940
Bank of Nova Scotia/The 5.65% 2/1/2034	250,000	260,721
Canadian Imperial Bank of Commerce 3.6% 4/7/2032	85,000	78,056
Canadian Imperial Bank of Commerce 5.001% 4/28/2028	310,000	314,020
Canadian Imperial Bank of Commerce 5.926% 10/2/2026	210,000	214,662
Canadian Imperial Bank of Commerce 5.986% 10/3/2028	310,000	324,020
Canadian Imperial Bank of Commerce 6.092% 10/3/2033	186,000	198,448
National Bank of Canada 4.5% 10/10/2029	250,000	246,818
Royal Bank of Canada 1.2% 4/27/2026	1,030,000	994,164
Royal Bank of Canada 2.05% 1/21/2027	1,120,000	1,074,518
Royal Bank of Canada 3.625% 5/4/2027	410,000	402,940
Royal Bank of Canada 4.24% 8/3/2027	390,000	388,581
Royal Bank of Canada 4.522% 10/18/2028 (b)	250,000	249,280
Royal Bank of Canada 4.65% 1/27/2026	210,000	209,883
Royal Bank of Canada 4.65% 10/18/2030 (b)	420,000	417,689
Royal Bank of Canada 4.95% 2/1/2029	90,000	91,187
Royal Bank of Canada 5% 5/2/2033	200,000	200,923
Royal Bank of Canada 5.15% 2/1/2034	100,000	101,001
Royal Bank of Canada 5.153% 2/4/2031 (b)	160,000	162,281
Toronto Dominion Bank 2% 9/10/2031	200,000	170,514
Toronto Dominion Bank 3.2% 3/10/2032	190,000	170,183
Toronto Dominion Bank 3.766% 6/6/2025	1,440,000	1,436,756
Toronto Dominion Bank 4.456% 6/8/2032	100,000	96,699
Toronto Dominion Bank 5.146% 9/10/2034 (b)	220,000	217,552
Toronto Dominion Bank 5.156% 1/10/2028	620,000	630,377
Toronto Dominion Bank 5.264% 12/11/2026	300,000	304,175
Toronto Dominion Bank 5.298% 1/30/2032	400,000	407,232
		12,362,826
Capital Markets - 0.0%
Brookfield Capital Finance LLC 6.087% 6/14/2033	100,000	105,073
Brookfield Finance Inc 2.724% 4/15/2031	330,000	293,719
Brookfield Finance Inc 3.5% 3/30/2051	100,000	70,884
Brookfield Finance Inc 3.9% 1/25/2028	190,000	186,691
Brookfield Finance Inc 5.968% 3/4/2054	100,000	104,071
Brookfield Finance Inc 6.35% 1/5/2034	170,000	181,526
Brookfield Finance LLC / Brookfield Finance Inc 3.45% 4/15/2050	120,000	84,542
CI Financial Corp 3.2% 12/17/2030	220,000	191,832
		1,218,338
Insurance - 0.0%
Fairfax Financial Holdings Ltd 4.625% 4/29/2030	240,000	236,587
Fairfax Financial Holdings Ltd 5.625% 8/16/2032	70,000	71,905
Fairfax Financial Holdings Ltd 6.1% 3/15/2055 (c)	50,000	50,427
Fairfax Financial Holdings Ltd 6.35% 3/22/2054	150,000	156,445
Manulife Financial Corp 4.15% 3/4/2026	510,000	508,354
Manulife Financial Corp 5.375% 3/4/2046	50,000	49,627
		1,073,345
TOTAL FINANCIALS		14,654,509

Industrials - 0.1%
Ground Transportation - 0.1%
Canadian National Railway Co 2.45% 5/1/2050	290,000	175,255
Canadian National Railway Co 2.75% 3/1/2026	150,000	147,604
Canadian National Railway Co 3.65% 2/3/2048	100,000	78,200
Canadian National Railway Co 4.45% 1/20/2049	50,000	44,259
Canadian National Railway Co 6.125% 11/1/2053	60,000	67,021
Canadian Pacific Railway Co 1.75% 12/2/2026	200,000	190,835
Canadian Pacific Railway Co 2.45% 12/2/2031	200,000	173,733
Canadian Pacific Railway Co 3.1% 12/2/2051	300,000	202,212
Canadian Pacific Railway Co 3.5% 5/1/2050	260,000	189,161
Canadian Pacific Railway Co 4.2% 11/15/2069	50,000	38,504
Canadian Pacific Railway Co 4.8% 8/1/2045	230,000	210,887
		1,517,671
Professional Services - 0.0%
Thomson Reuters Corp 5.85% 4/15/2040	110,000	113,687
TOTAL INDUSTRIALS		1,631,358

Materials - 0.1%
Chemicals - 0.1%
Nutrien Ltd 3.95% 5/13/2050	170,000	131,456
Nutrien Ltd 4.125% 3/15/2035	150,000	136,592
Nutrien Ltd 4.2% 4/1/2029	32,000	31,420
Nutrien Ltd 4.9% 3/27/2028	380,000	383,602
Nutrien Ltd 5% 4/1/2049	106,000	96,758
Nutrien Ltd 5.4% 6/21/2034	300,000	303,565
		1,083,393
Metals & Mining - 0.0%
Barrick North America Finance LLC 5.7% 5/30/2041	242,000	244,923
Barrick PD Australia Finance Pty Ltd 5.95% 10/15/2039	100,000	103,821
		348,744
TOTAL MATERIALS		1,432,137

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 2.639% 6/15/2031	130,000	112,897
Emera US Finance LP 3.55% 6/15/2026	160,000	157,527
Emera US Finance LP 4.75% 6/15/2046	100,000	85,490
		355,914
TOTAL CANADA		26,763,250
CHINA - 0.1%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Baidu Inc 3.075% 4/7/2025	210,000	209,584
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Alibaba Group Holding Ltd 2.125% 2/9/2031	340,000	295,406
Alibaba Group Holding Ltd 3.15% 2/9/2051	235,000	160,453
Alibaba Group Holding Ltd 4% 12/6/2037	140,000	124,584
Alibaba Group Holding Ltd 4.5% 11/28/2034	230,000	220,246
		800,689
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 2.65% 2/15/2032	300,000	256,230
NXP BV / NXP Funding LLC / NXP USA Inc 3.25% 11/30/2051	120,000	79,692
NXP BV / NXP Funding LLC / NXP USA Inc 3.25% 5/11/2041	190,000	141,548
NXP BV / NXP Funding LLC / NXP USA Inc 3.4% 5/1/2030	100,000	93,148
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	140,000	138,764
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 6/18/2029	100,000	97,782
		807,164
TOTAL CHINA		1,817,437
FRANCE - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Orange SA 5.375% 1/13/2042	270,000	265,468
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
TotalEnergies Capital International SA 3.127% 5/29/2050	100,000	68,241
TotalEnergies Capital International SA 3.386% 6/29/2060	380,000	253,491
TotalEnergies Capital International SA 3.461% 7/12/2049	140,000	101,591
TotalEnergies Capital SA 3.883% 10/11/2028	470,000	462,035
TotalEnergies Capital SA 5.15% 4/5/2034	230,000	232,709
TotalEnergies Capital SA 5.488% 4/5/2054	240,000	236,499
TotalEnergies Capital SA 5.638% 4/5/2064	70,000	69,481
		1,424,047
TOTAL FRANCE		1,689,515
GERMANY - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Deutsche Telekom International Finance BV 8.75% 6/15/2030 (b)	370,000	434,179
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Mercedes-Benz Finance North America LLC 8.5% 1/18/2031	100,000	118,318
Financials - 0.3%
Capital Markets - 0.1%
Deutsche Bank AG 4.1% 1/13/2026	700,000	696,418
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (b)	250,000	239,811
Deutsche Bank AG/New York NY 3.547% 9/18/2031 (b)	150,000	138,453
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (b)	520,000	467,996
Deutsche Bank AG/New York NY 4.1% 1/13/2026	154,000	153,102
Deutsche Bank AG/New York NY 4.875% 12/1/2032 (b)	200,000	196,109
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (b)	150,000	149,303
Deutsche Bank AG/New York NY 5.403% 9/11/2035 (b)	150,000	147,044
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (b)	150,000	157,027
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (b)	280,000	297,561
		2,642,824
Financial Services - 0.2%
KfW 0% 6/29/2037 (d)	1,000,000	581,580
KfW 0.375% 7/18/2025	208,000	204,907
KfW 0.625% 1/22/2026	900,000	872,947
KfW 3% 5/20/2027	2,200,000	2,150,643
Landwirtschaftliche Rentenbank 3.875% 9/28/2027	1,110,000	1,105,876
		4,915,953
TOTAL FINANCIALS		7,558,777

Health Care - 0.0%
Pharmaceuticals - 0.0%
Bayer US Finance II LLC 2.85% 4/15/2025 (c)	177,000	176,451
TOTAL GERMANY		8,287,725
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
Prudential Funding Asia PLC 3.125% 4/14/2030	100,000	92,900
IRELAND - 0.1%
Financials - 0.1%
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	1,000,000	964,284
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	250,000	234,801
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	160,000	142,214
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033	250,000	217,310
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041	250,000	201,510
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 10/1/2025	300,000	299,487
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 10/15/2027	270,000	269,033
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 9/10/2029	210,000	207,831
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.3% 1/19/2034	200,000	200,452
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	219,000	226,020
		2,962,942
Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 5.438% 4/3/2034 (c)	300,000	305,317
Smurfit Westrock Financing DAC 5.418% 1/15/2035 (c)	200,000	203,006
		508,323
TOTAL IRELAND		3,471,265
JAPAN - 0.6%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Honda Motor Co Ltd 2.967% 3/10/2032	130,000	115,217
Toyota Motor Corp 3.669% 7/20/2028	290,000	285,649
		400,866
Financials - 0.6%
Banks - 0.5%
Japan Bank for International Cooperation 1.25% 1/21/2031	1,012,000	851,045
Japan Bank for International Cooperation 2% 10/17/2029	240,000	217,161
Japan Bank for International Cooperation 2.75% 11/16/2027	760,000	731,908
Japan Bank for International Cooperation 4.875% 10/18/2028	390,000	398,871
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (b)	550,000	527,920
Mitsubishi UFJ Financial Group Inc 2.309% 7/20/2032 (b)	550,000	471,300
Mitsubishi UFJ Financial Group Inc 2.341% 1/19/2028 (b)	330,000	316,781
Mitsubishi UFJ Financial Group Inc 2.559% 2/25/2030	200,000	180,490
Mitsubishi UFJ Financial Group Inc 2.757% 9/13/2026	1,050,000	1,024,431
Mitsubishi UFJ Financial Group Inc 3.195% 7/18/2029	670,000	630,737
Mitsubishi UFJ Financial Group Inc 3.961% 3/2/2028	100,000	98,644
Mitsubishi UFJ Financial Group Inc 4.153% 3/7/2039	150,000	139,131
Mitsubishi UFJ Financial Group Inc 4.286% 7/26/2038	110,000	103,225
Mitsubishi UFJ Financial Group Inc 5.197% 1/16/2031 (b)	400,000	406,425
Mitsubishi UFJ Financial Group Inc 5.441% 2/22/2034 (b)	240,000	247,172
Mitsubishi UFJ Financial Group Inc 5.475% 2/22/2031 (b)	200,000	205,890
Mizuho Financial Group Inc 1.554% 7/9/2027 (b)	200,000	191,992
Mizuho Financial Group Inc 1.979% 9/8/2031 (b)	280,000	240,523
Mizuho Financial Group Inc 2.226% 5/25/2026 (b)	200,000	198,941
Mizuho Financial Group Inc 5.098% 5/13/2031 (b)	400,000	404,616
Mizuho Financial Group Inc 5.382% 7/10/2030 (b)	630,000	643,398
Mizuho Financial Group Inc 5.669% 9/13/2033 (b)	200,000	207,622
Mizuho Financial Group Inc 5.739% 5/27/2031 (b)	590,000	613,645
Mizuho Financial Group Inc 5.778% 7/6/2029 (b)	430,000	443,809
Sumitomo Mitsui Financial Group Inc 1.474% 7/8/2025	650,000	643,022
Sumitomo Mitsui Financial Group Inc 2.142% 9/23/2030	260,000	225,966
Sumitomo Mitsui Financial Group Inc 2.174% 1/14/2027	1,010,000	968,698
Sumitomo Mitsui Financial Group Inc 2.75% 1/15/2030	200,000	182,596
Sumitomo Mitsui Financial Group Inc 3.01% 10/19/2026	725,000	708,718
Sumitomo Mitsui Financial Group Inc 3.05% 1/14/2042	260,000	196,949
Sumitomo Mitsui Financial Group Inc 5.24% 4/15/2030	200,000	203,999
Sumitomo Mitsui Financial Group Inc 5.52% 1/13/2028	500,000	513,119
Sumitomo Mitsui Financial Group Inc 5.558% 7/9/2034	200,000	206,367
Sumitomo Mitsui Financial Group Inc 5.776% 7/13/2033	280,000	293,971
Sumitomo Mitsui Financial Group Inc 5.8% 7/13/2028	300,000	311,644
Sumitomo Mitsui Financial Group Inc 5.808% 9/14/2033	200,000	212,054
Sumitomo Mitsui Financial Group Inc 5.836% 7/9/2044	170,000	177,035
Sumitomo Mitsui Financial Group Inc 6.184% 7/13/2043	60,000	65,865
		14,405,680
Capital Markets - 0.1%
Nomura Holdings Inc 1.851% 7/16/2025	666,000	658,942
Nomura Holdings Inc 2.329% 1/22/2027	290,000	277,834
Nomura Holdings Inc 2.679% 7/16/2030	210,000	187,423
Nomura Holdings Inc 2.999% 1/22/2032	565,000	495,975
Nomura Holdings Inc 6.07% 7/12/2028	200,000	207,832
		1,828,006
TOTAL FINANCIALS		16,233,686

Health Care - 0.0%
Pharmaceuticals - 0.0%
Takeda Pharmaceutical Co Ltd 2.05% 3/31/2030	290,000	255,658
Takeda Pharmaceutical Co Ltd 3.025% 7/9/2040	330,000	249,297
Takeda Pharmaceutical Co Ltd 5% 11/26/2028	210,000	212,812
Takeda Pharmaceutical Co Ltd 5.8% 7/5/2064	210,000	210,062
		927,829
TOTAL JAPAN		17,562,381
KOREA (SOUTH) - 0.1%
Financials - 0.1%
Banks - 0.1%
Export-Import Bank of Korea 0.625% 2/9/2026	400,000	386,318
Export-Import Bank of Korea 1.25% 9/21/2030	680,000	573,995
Export-Import Bank of Korea 4% 9/11/2029	200,000	196,530
Export-Import Bank of Korea 4.25% 9/15/2027	430,000	429,130
Export-Import Bank of Korea 5.125% 9/18/2028	290,000	297,043
Export-Import Bank of Korea 5.25% 1/14/2035	200,000	207,170
Korea Development Bank/The 1.625% 1/19/2031	250,000	212,522
Korea Development Bank/The 2% 10/25/2031	350,000	299,451

TOTAL KOREA (SOUTH)		2,602,159
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ArcelorMittal SA 6.35% 6/17/2054	100,000	101,850
ArcelorMittal SA 6.55% 11/29/2027	230,000	240,537
ArcelorMittal SA 6.8% 11/29/2032	270,000	292,445

TOTAL LUXEMBOURG		634,832
MEXICO - 0.1%
Communication Services - 0.1%
Media - 0.0%
Grupo Televisa SAB 5% 5/13/2045	100,000	74,560
Grupo Televisa SAB 6.625% 1/15/2040	110,000	103,998
		178,558
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV 2.875% 5/7/2030	511,000	464,453
America Movil SAB de CV 3.625% 4/22/2029	200,000	190,764
America Movil SAB de CV 6.125% 3/30/2040	100,000	105,732
		760,949
Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola Femsa SAB de CV 2.75% 1/22/2030	150,000	137,250
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp 3.875% 4/23/2025	210,000	209,477
Southern Copper Corp 5.25% 11/8/2042	100,000	92,500
Southern Copper Corp 5.875% 4/23/2045	178,000	174,926
Southern Copper Corp 7.5% 7/27/2035	110,000	125,748
		602,651
TOTAL MEXICO		1,679,408
MULTI-NATIONAL - 0.9%
Financials - 0.9%
Banks - 0.6%
African Development Bank 0.875% 7/22/2026	200,000	191,359
Asian Development Bank 0.75% 10/8/2030	150,000	124,802
Asian Development Bank 1.875% 1/24/2030	1,139,000	1,027,073
Asian Development Bank 2.5% 11/2/2027	20,000	19,223
Asian Development Bank 4% 1/12/2033	500,000	491,928
Asian Development Bank 4.375% 3/6/2029	1,340,000	1,353,802
Asian Development Bank 4.5% 8/25/2028	630,000	638,667
Corp Andina de Fomento 4.125% 1/7/2028	147,000	145,966
Corp Andina de Fomento 5% 1/22/2030	150,000	153,263
Corp Andina de Fomento 5% 1/24/2029	330,000	335,442
European Investment Bank 0.75% 9/23/2030	400,000	333,877
European Investment Bank 0.875% 5/17/2030	80,000	67,971
European Investment Bank 1.25% 2/14/2031	630,000	534,798
European Investment Bank 1.75% 3/15/2029	2,950,000	2,696,148
European Investment Bank 3.625% 7/15/2030	1,710,000	1,669,019
European Investment Bank 4.875% 2/15/2036	400,000	419,267
Inter-American Development Bank 0.625% 7/15/2025	140,000	138,072
Inter-American Development Bank 0.875% 4/20/2026	400,000	385,798
Inter-American Development Bank 1.125% 1/13/2031	730,000	614,827
Inter-American Development Bank 1.5% 1/13/2027	1,000,000	954,049
Inter-American Development Bank 3.125% 9/18/2028	680,000	658,849
Inter-American Development Bank 4% 1/12/2028	1,500,000	1,497,625
Inter-American Development Bank 4.375% 1/24/2044	190,000	182,023
Inter-American Development Bank 4.5% 9/13/2033	270,000	273,786
		14,907,634
Capital Markets - 0.0%
Asian Infrastructure Investment Bank/The 4.25% 3/13/2034	300,000	298,951
Financial Services - 0.3%
International Bank for Reconstruction & Development 0.375% 7/28/2025	350,000	344,393
International Bank for Reconstruction & Development 0.5% 10/28/2025	364,000	355,133
International Bank for Reconstruction & Development 0.75% 8/26/2030	1,433,000	1,196,299
International Bank for Reconstruction & Development 0.875% 5/14/2030	1,054,000	895,115
International Bank for Reconstruction & Development 1.875% 10/27/2026	320,000	308,782
International Bank for Reconstruction & Development 2.5% 11/22/2027	1,340,000	1,286,214
International Bank for Reconstruction & Development 3.625% 9/21/2029	2,750,000	2,695,640
International Bank for Reconstruction & Development 4% 7/25/2030	750,000	744,897
International Bank for Reconstruction & Development 4.75% 11/14/2033	530,000	547,631
International Finance Corp 0.375% 7/16/2025	160,000	157,627
International Finance Corp 0.75% 8/27/2030	100,000	83,421
		8,615,152
TOTAL MULTI-NATIONAL		23,821,737
NETHERLANDS - 0.1%
Financials - 0.1%
Banks - 0.1%
Cooperatieve Rabobank UA 3.75% 7/21/2026	250,000	246,493
Cooperatieve Rabobank UA 4.375% 8/4/2025	290,000	289,314
Cooperatieve Rabobank UA 5.25% 5/24/2041	180,000	180,582
Cooperatieve Rabobank UA 5.75% 12/1/2043	260,000	267,730
Cooperatieve Rabobank UA/NY 4.883% 1/21/2028	300,000	304,630
ING Groep NV 2.727% 4/1/2032 (b)	200,000	176,621
ING Groep NV 3.95% 3/29/2027	200,000	197,781
ING Groep NV 4.017% 3/28/2028 (b)	200,000	197,492
ING Groep NV 4.252% 3/28/2033 (b)	200,000	189,795
ING Groep NV 5.55% 3/19/2035 (b)	220,000	223,381

TOTAL NETHERLANDS		2,273,819
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 2.375% 5/22/2030	310,000	278,564
Equinor ASA 2.875% 4/6/2025	400,000	399,312
Equinor ASA 3.625% 9/10/2028	130,000	126,954
Equinor ASA 4.8% 11/8/2043	130,000	123,379
Equinor ASA 5.1% 8/17/2040	180,000	179,182

TOTAL NORWAY		1,107,391
SPAIN - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Emisiones SA 4.103% 3/8/2027	300,000	297,294
Telefonica Emisiones SA 4.895% 3/6/2048	270,000	234,156
Telefonica Emisiones SA 5.213% 3/8/2047	160,000	145,743
Telefonica Emisiones SA 7.045% 6/20/2036	100,000	112,145
Telefonica Europe BV 8.25% 9/15/2030	608,000	700,671
		1,490,009
Financials - 0.2%
Banks - 0.2%
Banco Bilbao Vizcaya Argentaria SA 1.125% 9/18/2025	200,000	196,300
Banco Bilbao Vizcaya Argentaria SA 5.862% 9/14/2026 (b)	400,000	402,318
Banco Santander SA 1.722% 9/14/2027 (b)	800,000	764,945
Banco Santander SA 3.306% 6/27/2029	200,000	188,773
Banco Santander SA 3.8% 2/23/2028	600,000	584,988
Banco Santander SA 5.179% 11/19/2025	400,000	400,789
Banco Santander SA 5.294% 8/18/2027	200,000	202,432
Banco Santander SA 5.365% 7/15/2028 (b)	1,400,000	1,418,086
Banco Santander SA 5.538% 3/14/2030 (b)	400,000	408,119
Banco Santander SA 6.35% 3/14/2034	200,000	207,403
Banco Santander SA 6.921% 8/8/2033	200,000	215,097
		4,989,250
TOTAL SPAIN		6,479,259
SWEDEN - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Svensk Exportkredit AB 2.25% 3/22/2027	970,000	933,102
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Credit Suisse USA LLC 7.125% 7/15/2032	220,000	248,280
UBS AG/London 4.5% 6/26/2048	210,000	183,695
UBS AG/Stamford CT 1.25% 8/7/2026	1,010,000	966,818
UBS Group AG 3.75% 3/26/2025	800,000	799,540
		2,198,333
Industrials - 0.0%
Electrical Equipment - 0.0%
ABB Finance USA Inc 4.375% 5/8/2042	70,000	63,562
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Tyco Electronics Group SA 2.5% 2/4/2032	110,000	95,864
Tyco Electronics Group SA 4.5% 2/13/2026	200,000	200,043
		295,907
TOTAL SWITZERLAND		2,557,802
UNITED KINGDOM - 1.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
British Telecommunications PLC 9.625% 12/15/2030 (e)	154,000	189,063
Media - 0.0%
RELX Capital Inc 4% 3/18/2029	240,000	234,411
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC 4.375% 5/30/2028	250,000	251,397
Vodafone Group PLC 4.875% 6/19/2049	280,000	245,163
Vodafone Group PLC 5% 5/30/2038	130,000	126,352
Vodafone Group PLC 5.125% 6/19/2059	500,000	442,573
Vodafone Group PLC 5.75% 6/28/2054	260,000	254,639
		1,320,124
Consumer Staples - 0.2%
Beverages - 0.0%
Diageo Capital PLC 1.375% 9/29/2025	200,000	196,464
Diageo Capital PLC 2% 4/29/2030	400,000	352,448
Diageo Capital PLC 2.125% 4/29/2032	200,000	168,008
Diageo Capital PLC 5.5% 1/24/2033	200,000	207,282
Diageo Capital PLC 5.875% 9/30/2036	120,000	128,920
		1,053,122
Food Products - 0.0%
Mead Johnson Nutrition Co 5.9% 11/1/2039	100,000	106,691
Unilever Capital Corp 1.375% 9/14/2030	380,000	322,487
Unilever Capital Corp 2.9% 5/5/2027	400,000	388,865
Unilever Capital Corp 4.875% 9/8/2028	180,000	183,337
		1,001,380
Tobacco - 0.2%
BAT Capital Corp 3.215% 9/6/2026	100,000	97,963
BAT Capital Corp 3.462% 9/6/2029	430,000	407,320
BAT Capital Corp 3.557% 8/15/2027	450,000	438,936
BAT Capital Corp 3.734% 9/25/2040	50,000	39,197
BAT Capital Corp 3.984% 9/25/2050	100,000	73,455
BAT Capital Corp 4.39% 8/15/2037	470,000	416,570
BAT Capital Corp 4.54% 8/15/2047	128,000	104,642
BAT Capital Corp 4.7% 4/2/2027	270,000	270,392
BAT Capital Corp 4.742% 3/16/2032	170,000	166,439
BAT Capital Corp 4.758% 9/6/2049	260,000	218,308
BAT Capital Corp 5.282% 4/2/2050	100,000	90,421
BAT Capital Corp 5.65% 3/16/2052	50,000	47,437
BAT Capital Corp 5.834% 2/20/2031	100,000	104,208
BAT Capital Corp 6% 2/20/2034	100,000	104,624
BAT Capital Corp 6.421% 8/2/2033	200,000	214,799
BAT International Finance PLC 5.931% 2/2/2029	70,000	72,836
Reynolds American Inc 4.45% 6/12/2025	140,000	139,889
Reynolds American Inc 5.7% 8/15/2035	110,000	111,794
Reynolds American Inc 5.85% 8/15/2045	100,000	97,485
		3,216,715
TOTAL CONSUMER STAPLES		5,271,217

Financials - 0.6%
Banks - 0.6%
Barclays PLC 2.279% 11/24/2027 (b)	300,000	288,009
Barclays PLC 2.894% 11/24/2032 (b)	520,000	452,116
Barclays PLC 3.33% 11/24/2042 (b)	465,000	347,686
Barclays PLC 3.564% 9/23/2035 (b)	240,000	216,932
Barclays PLC 4.375% 1/12/2026	210,000	209,392
Barclays PLC 4.836% 5/9/2028	310,000	308,786
Barclays PLC 4.95% 1/10/2047	200,000	183,414
Barclays PLC 5.088% 6/20/2030 (b)	200,000	197,945
Barclays PLC 5.2% 5/12/2026	360,000	361,781
Barclays PLC 5.304% 8/9/2026 (b)	250,000	250,679
Barclays PLC 5.335% 9/10/2035 (b)	520,000	512,835
Barclays PLC 5.501% 8/9/2028 (b)	590,000	599,526
Barclays PLC 5.746% 8/9/2033 (b)	200,000	204,749
Barclays PLC 5.785% 2/25/2036 (b)	200,000	203,187
Barclays PLC 5.829% 5/9/2027 (b)	400,000	405,070
Barclays PLC 6.49% 9/13/2029 (b)	800,000	840,974
HSBC Holdings PLC 2.013% 9/22/2028 (b)	630,000	587,864
HSBC Holdings PLC 2.206% 8/17/2029 (b)	550,000	503,550
HSBC Holdings PLC 2.804% 5/24/2032 (b)	340,000	296,749
HSBC Holdings PLC 3.973% 5/22/2030 (b)	214,000	205,469
HSBC Holdings PLC 4.292% 9/12/2026 (b)	1,600,000	1,596,238
HSBC Holdings PLC 4.762% 3/29/2033 (b)	210,000	201,264
HSBC Holdings PLC 5.402% 8/11/2033 (b)	680,000	687,454
HSBC Holdings PLC 5.597% 5/17/2028 (b)	390,000	396,199
HSBC Holdings PLC 6.1% 1/14/2042	240,000	259,730
HSBC Holdings PLC 6.332% 3/9/2044 (b)	930,000	1,004,280
HSBC Holdings PLC 6.5% 5/2/2036	100,000	107,541
HSBC Holdings PLC 6.5% 9/15/2037	140,000	150,973
HSBC Holdings PLC 6.5% 9/15/2037	170,000	179,205
HSBC Holdings PLC 6.547% 6/20/2034 (b)	200,000	210,971
HSBC Holdings PLC 6.8% 6/1/2038	100,000	111,598
HSBC Holdings PLC 7.399% 11/13/2034 (b)	310,000	344,152
HSBC Holdings PLC 8.113% 11/3/2033 (b)	290,000	333,765
Lloyds Banking Group PLC 3.369% 12/14/2046 (b)	200,000	146,040
Lloyds Banking Group PLC 3.574% 11/7/2028 (b)	420,000	407,114
Lloyds Banking Group PLC 4.375% 3/22/2028	656,000	648,713
Lloyds Banking Group PLC 4.976% 8/11/2033 (b)	200,000	197,176
Lloyds Banking Group PLC 5.087% 11/26/2028 (b)	200,000	201,429
Lloyds Banking Group PLC 5.59% 11/26/2035 (b)	200,000	202,947
Lloyds Banking Group PLC 5.721% 6/5/2030 (b)	300,000	308,886
Lloyds Banking Group PLC 7.953% 11/15/2033 (b)	200,000	229,178
NatWest Group PLC 3.032% 11/28/2035 (b)	200,000	177,288
NatWest Group PLC 4.964% 8/15/2030 (b)	240,000	240,224
NatWest Group PLC 5.516% 9/30/2028 (b)	290,000	295,356
NatWest Group PLC 5.778% 3/1/2035 (b)	400,000	411,243
NatWest Group PLC 5.847% 3/2/2027 (b)	480,000	485,849
NatWest Group PLC 7.472% 11/10/2026 (b)	330,000	336,218
Santander UK Group Holdings PLC 1.532% 8/21/2026 (b)	250,000	246,299
Santander UK Group Holdings PLC 6.534% 1/10/2029 (b)	250,000	260,439
		17,554,482
Health Care - 0.1%
Pharmaceuticals - 0.1%
Astrazeneca Finance LLC 1.2% 5/28/2026	1,220,000	1,176,166
Astrazeneca Finance LLC 2.25% 5/28/2031	170,000	148,341
Astrazeneca Finance LLC 4.875% 3/3/2033	380,000	383,032
Astrazeneca Finance LLC 5% 2/26/2034	130,000	131,653
Astrazeneca PLC 1.375% 8/6/2030	240,000	203,728
Astrazeneca PLC 2.125% 8/6/2050	90,000	51,036
Astrazeneca PLC 3.125% 6/12/2027	140,000	136,632
Astrazeneca PLC 4% 9/18/2042	220,000	189,618
Astrazeneca PLC 4.375% 8/17/2048	180,000	157,445
Astrazeneca PLC 6.45% 9/15/2037	149,000	167,624
GlaxoSmithKline Capital Inc 6.375% 5/15/2038	331,000	368,950
		3,114,225
Utilities - 0.0%
Multi-Utilities - 0.0%
National Grid PLC 5.418% 1/11/2034	60,000	60,841
National Grid PLC 5.809% 6/12/2033	100,000	103,583
		164,424
TOTAL UNITED KINGDOM		27,847,946
UNITED STATES - 22.1%
Communication Services - 1.6%
Diversified Telecommunication Services - 0.5%
AT&T Inc 1.65% 2/1/2028	200,000	184,386
AT&T Inc 1.7% 3/25/2026	1,160,000	1,125,667
AT&T Inc 2.25% 2/1/2032	1,280,000	1,079,264
AT&T Inc 2.55% 12/1/2033	210,000	172,874
AT&T Inc 2.75% 6/1/2031	401,000	356,141
AT&T Inc 3.1% 2/1/2043	210,000	153,049
AT&T Inc 3.3% 2/1/2052	350,000	237,787
AT&T Inc 3.5% 2/1/2061	410,000	272,096
AT&T Inc 3.5% 6/1/2041	630,000	495,071
AT&T Inc 3.5% 9/15/2053	1,009,000	702,725
AT&T Inc 3.55% 9/15/2055	723,000	501,354
AT&T Inc 3.65% 6/1/2051	520,000	378,255
AT&T Inc 3.65% 9/15/2059	419,000	289,386
AT&T Inc 4.3% 2/15/2030	720,000	706,546
AT&T Inc 4.5% 5/15/2035	220,000	207,936
AT&T Inc 4.65% 6/1/2044	110,000	97,047
AT&T Inc 4.75% 5/15/2046	130,000	115,716
AT&T Inc 4.85% 7/15/2045	110,000	98,950
AT&T Inc 5.15% 3/15/2042	236,000	221,795
AT&T Inc 5.45% 3/1/2047	160,000	154,891
AT&T Inc 5.7% 3/1/2057	110,000	107,912
Sprint Capital Corp 6.875% 11/15/2028	490,000	524,108
Verizon Communications Inc 1.5% 9/18/2030	930,000	788,138
Verizon Communications Inc 2.355% 3/15/2032	615,000	521,174
Verizon Communications Inc 2.85% 9/3/2041	920,000	661,640
Verizon Communications Inc 2.987% 10/30/2056	802,000	496,637
Verizon Communications Inc 3.55% 3/22/2051	500,000	366,053
Verizon Communications Inc 3.7% 3/22/2061	140,000	99,419
Verizon Communications Inc 4.016% 12/3/2029	1,020,000	993,037
Verizon Communications Inc 4.125% 3/16/2027	540,000	536,530
Verizon Communications Inc 4.272% 1/15/2036	106,000	98,113
Verizon Communications Inc 4.329% 9/21/2028	270,000	268,093
Verizon Communications Inc 4.4% 11/1/2034	420,000	398,809
Verizon Communications Inc 4.5% 8/10/2033	300,000	289,198
Verizon Communications Inc 4.812% 3/15/2039	780,000	738,513
Verizon Communications Inc 5.012% 4/15/2049	146,000	139,380
Verizon Communications Inc 5.012% 8/21/2054	214,000	196,499
Verizon Communications Inc 5.25% 3/16/2037	102,000	102,620
		14,876,809
Entertainment - 0.1%
Netflix Inc 4.9% 8/15/2034	170,000	170,276
Netflix Inc 6.375% 5/15/2029	390,000	417,510
Walt Disney Co/The 2% 9/1/2029	730,000	657,449
Walt Disney Co/The 2.65% 1/13/2031	200,000	179,979
Walt Disney Co/The 2.75% 9/1/2049	160,000	103,334
Walt Disney Co/The 3.5% 5/13/2040	163,000	134,321
Walt Disney Co/The 3.6% 1/13/2051	300,000	227,327
Walt Disney Co/The 3.7% 10/15/2025	434,000	431,806
Walt Disney Co/The 3.8% 5/13/2060	60,000	45,145
Walt Disney Co/The 4.75% 9/15/2044	151,000	138,678
Walt Disney Co/The 6.15% 2/15/2041	100,000	108,636
Walt Disney Co/The 6.15% 3/1/2037	120,000	131,465
Walt Disney Co/The 6.2% 12/15/2034	280,000	309,026
		3,054,952
Interactive Media & Services - 0.1%
Alphabet Inc 0.45% 8/15/2025	100,000	98,235
Alphabet Inc 1.1% 8/15/2030	410,000	347,323
Alphabet Inc 1.9% 8/15/2040	100,000	67,749
Alphabet Inc 2.05% 8/15/2050	510,000	294,089
Meta Platforms Inc 3.5% 8/15/2027	470,000	462,382
Meta Platforms Inc 3.85% 8/15/2032	120,000	113,606
Meta Platforms Inc 4.3% 8/15/2029	200,000	199,647
Meta Platforms Inc 4.45% 8/15/2052	480,000	415,722
Meta Platforms Inc 4.65% 8/15/2062	100,000	87,556
Meta Platforms Inc 4.75% 8/15/2034	230,000	229,029
Meta Platforms Inc 4.95% 5/15/2033	290,000	294,649
Meta Platforms Inc 5.4% 8/15/2054	176,000	175,386
Meta Platforms Inc 5.6% 5/15/2053	150,000	154,187
Meta Platforms Inc 5.75% 5/15/2063	530,000	549,412
		3,488,972
Media - 0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.8% 4/1/2031	100,000	86,646
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 3/1/2042	680,000	475,575
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 6/1/2041	280,000	197,568
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	150,000	145,110
Charter Communications Operating LLC / Charter Communications Operating Capital 3.85% 4/1/2061	400,000	248,973
Charter Communications Operating LLC / Charter Communications Operating Capital 3.95% 6/30/2062	310,000	195,847
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 12/1/2061	120,000	82,704
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	700,000	637,578
Charter Communications Operating LLC / Charter Communications Operating Capital 5.125% 7/1/2049	200,000	162,600
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 4/1/2038	110,000	100,572
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	100,000	84,448
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	370,000	304,944
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	250,000	221,316
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	210,000	216,885
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	100,000	97,179
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	250,000	259,099
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055	140,000	140,302
Comcast Corp 1.5% 2/15/2031	295,000	246,129
Comcast Corp 1.95% 1/15/2031	300,000	257,067
Comcast Corp 2.35% 1/15/2027	2,935,000	2,829,329
Comcast Corp 2.45% 8/15/2052	645,000	363,558
Comcast Corp 2.65% 2/1/2030	680,000	619,718
Comcast Corp 2.8% 1/15/2051	120,000	73,909
Comcast Corp 2.887% 11/1/2051	273,000	171,305
Comcast Corp 2.937% 11/1/2056	660,000	397,410
Comcast Corp 2.987% 11/1/2063	160,000	92,909
Comcast Corp 3.2% 7/15/2036	390,000	323,481
Comcast Corp 3.4% 7/15/2046	100,000	72,636
Comcast Corp 3.45% 2/1/2050	230,000	162,996
Comcast Corp 3.969% 11/1/2047	170,000	133,801
Comcast Corp 3.999% 11/1/2049	300,000	234,030
Comcast Corp 4% 3/1/2048	150,000	118,103
Comcast Corp 4.049% 11/1/2052	15,000	11,601
Comcast Corp 4.15% 10/15/2028	150,000	148,083
Comcast Corp 4.55% 1/15/2029	330,000	330,869
Comcast Corp 5.35% 5/15/2053	330,000	313,500
Comcast Corp 5.5% 5/15/2064	450,000	430,163
Comcast Corp 5.65% 6/15/2035	476,000	494,597
Comcast Corp 7.05% 3/15/2033	210,000	237,991
Discovery Communications LLC 3.625% 5/15/2030	475,000	431,547
Discovery Communications LLC 3.95% 3/20/2028	570,000	549,205
Discovery Communications LLC 5% 9/20/2037	340,000	292,986
Fox Corp 3.5% 4/8/2030	290,000	273,589
Fox Corp 4.709% 1/25/2029	220,000	219,451
Fox Corp 5.476% 1/25/2039	214,000	207,751
Fox Corp 5.576% 1/25/2049	166,000	158,269
Paramount Global 4.2% 5/19/2032	150,000	135,487
Paramount Global 4.2% 6/1/2029	200,000	192,127
Paramount Global 4.375% 3/15/2043	100,000	76,370
Paramount Global 4.6% 1/15/2045	110,000	85,207
Paramount Global 4.95% 1/15/2031	237,000	228,475
Paramount Global 4.95% 5/19/2050	70,000	55,313
Paramount Global 5.85% 9/1/2043	239,000	215,836
Time Warner Cable Enterprises LLC 8.375% 7/15/2033	100,000	115,073
Time Warner Cable LLC 5.5% 9/1/2041	110,000	97,267
Time Warner Cable LLC 5.875% 11/15/2040	360,000	333,692
Time Warner Cable LLC 6.55% 5/1/2037	100,000	99,688
Time Warner Cable LLC 7.3% 7/1/2038	100,000	105,800
TWDC Enterprises 18 Corp 1.85% 7/30/2026	470,000	454,242
TWDC Enterprises 18 Corp 3% 7/30/2046	110,000	76,392
TWDC Enterprises 18 Corp 3.7% 12/1/2042	250,000	202,849
TWDC Enterprises 18 Corp 4.125% 6/1/2044	192,000	162,274
TWDC Enterprises 18 Corp 7% 3/1/2032	290,000	329,718
Warnermedia Holdings Inc 3.755% 3/15/2027	180,000	175,704
Warnermedia Holdings Inc 4.279% 3/15/2032	345,000	309,924
Warnermedia Holdings Inc 5.05% 3/15/2042	330,000	273,415
Warnermedia Holdings Inc 5.141% 3/15/2052	651,000	502,470
Warnermedia Holdings Inc 5.391% 3/15/2062	510,000	391,860
		18,472,512
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 2.05% 2/15/2028	200,000	186,628
T-Mobile USA Inc 2.55% 2/15/2031	340,000	299,386
T-Mobile USA Inc 2.625% 4/15/2026	1,300,000	1,273,820
T-Mobile USA Inc 3% 2/15/2041	210,000	154,678
T-Mobile USA Inc 3.3% 2/15/2051	400,000	273,192
T-Mobile USA Inc 3.5% 4/15/2025	830,000	828,747
T-Mobile USA Inc 3.6% 11/15/2060	560,000	384,641
T-Mobile USA Inc 3.875% 4/15/2030	190,000	181,949
T-Mobile USA Inc 4.375% 4/15/2040	100,000	89,206
T-Mobile USA Inc 4.5% 4/15/2050	480,000	406,003
T-Mobile USA Inc 4.8% 7/15/2028	350,000	352,083
T-Mobile USA Inc 5.05% 7/15/2033	350,000	348,976
T-Mobile USA Inc 5.2% 1/15/2033	150,000	151,535
T-Mobile USA Inc 5.65% 1/15/2053	470,000	467,459
T-Mobile USA Inc 5.8% 9/15/2062	330,000	332,492
		5,730,795
TOTAL COMMUNICATION SERVICES		45,624,040

Consumer Discretionary - 1.4%
Automobile Components - 0.0%
Aptiv Swiss Holdings Ltd 4.65% 9/13/2029	1,000,000	986,771
Lear Corp 2.6% 1/15/2032	110,000	93,353
Lear Corp 3.55% 1/15/2052	80,000	53,955
Lear Corp 3.8% 9/15/2027	240,000	234,872
		1,368,951
Automobiles - 0.3%
American Honda Finance Corp 1% 9/10/2025	240,000	235,767
American Honda Finance Corp 1.2% 7/8/2025	400,000	395,212
American Honda Finance Corp 1.8% 1/13/2031	140,000	118,461
American Honda Finance Corp 2.35% 1/8/2027	690,000	664,629
American Honda Finance Corp 4.85% 10/23/2031	100,000	100,010
American Honda Finance Corp 4.9% 1/10/2034	140,000	137,942
American Honda Finance Corp 5.125% 7/7/2028	170,000	173,112
Ford Motor Co 4.75% 1/15/2043	400,000	311,855
Ford Motor Co 5.291% 12/8/2046	250,000	206,373
Ford Motor Co 6.1% 8/19/2032	540,000	534,467
Ford Motor Co 7.4% 11/1/2046	120,000	126,714
General Motors Co 4.2% 10/1/2027	90,000	88,672
General Motors Co 5% 4/1/2035	260,000	245,165
General Motors Co 5.15% 4/1/2038	120,000	111,976
General Motors Co 5.4% 4/1/2048	90,000	79,880
General Motors Co 5.6% 10/15/2032	360,000	363,192
General Motors Co 5.95% 4/1/2049	260,000	248,246
General Motors Co 6.75% 4/1/2046	405,000	424,048
General Motors Co 6.8% 10/1/2027	330,000	344,748
General Motors Financial Co Inc 2.4% 4/10/2028	190,000	176,376
General Motors Financial Co Inc 2.7% 8/20/2027	140,000	133,280
General Motors Financial Co Inc 3.85% 1/5/2028	160,000	155,819
General Motors Financial Co Inc 4.3% 4/6/2029	370,000	358,680
General Motors Financial Co Inc 4.35% 1/17/2027	1,540,000	1,526,614
General Motors Financial Co Inc 5.25% 3/1/2026	170,000	170,538
General Motors Financial Co Inc 5.4% 4/6/2026	360,000	362,116
General Motors Financial Co Inc 5.6% 6/18/2031	100,000	101,066
General Motors Financial Co Inc 5.65% 1/17/2029	130,000	132,730
General Motors Financial Co Inc 6% 1/9/2028	330,000	340,076
General Motors Financial Co Inc 6.4% 1/9/2033	260,000	271,947
		8,639,711
Broadline Retail - 0.2%
Amazon.com Inc 0.8% 6/3/2025	130,000	128,798
Amazon.com Inc 1% 5/12/2026	200,000	192,769
Amazon.com Inc 1.5% 6/3/2030	160,000	138,506
Amazon.com Inc 2.1% 5/12/2031	360,000	314,270
Amazon.com Inc 2.5% 6/3/2050	780,000	482,038
Amazon.com Inc 3.1% 5/12/2051	200,000	139,319
Amazon.com Inc 3.15% 8/22/2027	680,000	663,110
Amazon.com Inc 3.45% 4/13/2029	100,000	97,261
Amazon.com Inc 3.875% 8/22/2037	280,000	253,480
Amazon.com Inc 3.95% 4/13/2052	570,000	465,450
Amazon.com Inc 4.05% 8/22/2047	228,000	193,272
Amazon.com Inc 4.1% 4/13/2062	490,000	396,553
Amazon.com Inc 4.25% 8/22/2057	100,000	84,540
Amazon.com Inc 4.6% 12/1/2025	1,280,000	1,282,150
Amazon.com Inc 4.8% 12/5/2034	230,000	232,819
Amazon.com Inc 4.95% 12/5/2044	200,000	196,137
eBay Inc 1.4% 5/10/2026	410,000	395,576
eBay Inc 3.6% 6/5/2027	190,000	186,182
eBay Inc 4% 7/15/2042	150,000	122,844
eBay Inc 6.3% 11/22/2032	200,000	216,857
		6,181,931
Distributors - 0.0%
Genuine Parts Co 1.875% 11/1/2030	100,000	84,978
Genuine Parts Co 2.75% 2/1/2032	100,000	86,169
		171,147
Diversified Consumer Services - 0.1%
American University/The 3.672% 4/1/2049	200,000	156,063
Duke University 2.832% 10/1/2055	34,000	22,128
George Washington University/The 4.126% 9/15/2048	200,000	169,735
Massachusetts Institute of Technology 2.294% 7/1/2051	1,000,000	597,755
Massachusetts Institute of Technology 2.989% 7/1/2050	400,000	282,008
Northwestern University 3.662% 12/1/2057	100,000	77,109
Northwestern University 3.868% 12/1/2048	120,000	99,397
President and Fellows of Harvard College 2.517% 10/15/2050	500,000	316,809
Trane Technologies Global Holding Co Ltd 3.75% 8/21/2028	240,000	234,217
Trane Technologies Global Holding Co Ltd 4.3% 2/21/2048	190,000	161,686
University of Chicago/The 3% 10/1/2052	120,000	84,497
University of Southern California 2.945% 10/1/2051	350,000	238,024
		2,439,428
Hotels, Restaurants & Leisure - 0.2%
Darden Restaurants Inc 4.55% 2/15/2048	100,000	83,806
Expedia Group Inc 2.95% 3/15/2031	170,000	152,953
Expedia Group Inc 3.25% 2/15/2030	110,000	102,585
Expedia Group Inc 3.8% 2/15/2028	100,000	97,450
Expedia Group Inc 5% 2/15/2026	255,000	255,519
Marriott International Inc/MD 2.75% 10/15/2033	100,000	83,748
Marriott International Inc/MD 3.125% 6/15/2026	510,000	500,802
Marriott International Inc/MD 3.5% 10/15/2032	130,000	116,635
Marriott International Inc/MD 4.625% 6/15/2030	123,000	122,139
Marriott International Inc/MD 4.875% 5/15/2029	300,000	301,848
Marriott International Inc/MD 5.35% 3/15/2035	240,000	240,330
Marriott International Inc/MD 5.5% 4/15/2037	250,000	250,998
Marriott International Inc/MD 5.75% 5/1/2025	110,000	110,047
McDonald's Corp 3.3% 7/1/2025	280,000	278,833
McDonald's Corp 3.6% 7/1/2030	1,010,000	962,497
McDonald's Corp 3.625% 5/1/2043	180,000	142,682
McDonald's Corp 3.625% 9/1/2049	420,000	314,730
McDonald's Corp 4.2% 4/1/2050	110,000	90,107
McDonald's Corp 4.45% 3/1/2047	153,000	132,259
McDonald's Corp 4.45% 9/1/2048	124,000	106,786
McDonald's Corp 4.6% 9/9/2032	210,000	208,378
McDonald's Corp 4.7% 12/9/2035	100,000	97,571
McDonald's Corp 4.95% 8/14/2033	140,000	141,668
McDonald's Corp 6.3% 3/1/2038	100,000	110,028
Starbucks Corp 2.25% 3/12/2030	190,000	169,593
Starbucks Corp 2.55% 11/15/2030	400,000	357,441
Starbucks Corp 3.5% 11/15/2050	110,000	78,870
Starbucks Corp 3.75% 12/1/2047	100,000	75,473
Starbucks Corp 4% 11/15/2028	350,000	344,227
Starbucks Corp 4.45% 8/15/2049	100,000	84,709
Starbucks Corp 5% 2/15/2034	120,000	120,240
		6,234,952
Household Durables - 0.0%
DR Horton Inc 1.3% 10/15/2026	130,000	123,511
DR Horton Inc 5% 10/15/2034	120,000	118,609
DR Horton Inc 5.5% 10/15/2035	100,000	102,121
Lennar Corp 4.75% 11/29/2027	100,000	100,341
PulteGroup Inc 6% 2/15/2035	120,000	125,393
Toll Brothers Finance Corp 4.35% 2/15/2028	100,000	98,866
Whirlpool Corp 2.4% 5/15/2031	80,000	67,224
Whirlpool Corp 4.6% 5/15/2050	100,000	77,007
Whirlpool Corp 5.5% 3/1/2033	50,000	49,268
		862,340
Leisure Products - 0.0%
Brunswick Corp/DE 5.85% 3/18/2029	300,000	307,772
Hasbro Inc 3.55% 11/19/2026	445,000	436,492
Hasbro Inc 3.9% 11/19/2029	222,000	211,845
		956,109
Specialty Retail - 0.5%
AutoNation Inc 3.85% 3/1/2032	160,000	145,771
AutoZone Inc 1.65% 1/15/2031	180,000	151,426
AutoZone Inc 3.625% 4/15/2025	270,000	269,587
AutoZone Inc 3.75% 4/18/2029	210,000	202,985
AutoZone Inc 4.5% 2/1/2028	240,000	240,279
AutoZone Inc 5.1% 7/15/2029	50,000	50,772
AutoZone Inc 5.4% 7/15/2034	50,000	50,885
Home Depot Inc/The 1.375% 3/15/2031	460,000	381,782
Home Depot Inc/The 2.375% 3/15/2051	250,000	146,718
Home Depot Inc/The 2.5% 4/15/2027	750,000	723,335
Home Depot Inc/The 2.75% 9/15/2051	160,000	101,506
Home Depot Inc/The 2.95% 6/15/2029	330,000	310,478
Home Depot Inc/The 3% 4/1/2026	900,000	888,696
Home Depot Inc/The 3.3% 4/15/2040	100,000	80,094
Home Depot Inc/The 4.2% 4/1/2043	300,000	259,330
Home Depot Inc/The 4.25% 4/1/2046	150,000	128,375
Home Depot Inc/The 4.4% 3/15/2045	156,000	137,417
Home Depot Inc/The 4.5% 12/6/2048	100,000	88,213
Home Depot Inc/The 4.75% 6/25/2029	130,000	131,390
Home Depot Inc/The 4.95% 6/25/2034	600,000	603,610
Home Depot Inc/The 4.95% 9/15/2052	280,000	263,889
Home Depot Inc/The 5.3% 6/25/2054	200,000	196,779
Home Depot Inc/The 5.875% 12/16/2036	290,000	312,224
Home Depot Inc/The 5.95% 4/1/2041	120,000	128,464
Lowe's Cos Inc 2.8% 9/15/2041	370,000	261,860
Lowe's Cos Inc 3.375% 9/15/2025	210,000	208,685
Lowe's Cos Inc 3.65% 4/5/2029	620,000	597,635
Lowe's Cos Inc 3.7% 4/15/2046	100,000	76,351
Lowe's Cos Inc 4.05% 5/3/2047	132,000	105,644
Lowe's Cos Inc 4.25% 4/1/2052	140,000	112,895
Lowe's Cos Inc 4.45% 4/1/2062	270,000	216,230
Lowe's Cos Inc 4.8% 4/1/2026	300,000	301,185
Lowe's Cos Inc 5% 4/15/2033	260,000	260,307
Lowe's Cos Inc 5% 4/15/2040	330,000	315,124
Lowe's Cos Inc 5.15% 7/1/2033	320,000	324,329
Lowe's Cos Inc 5.625% 4/15/2053	230,000	227,978
Lowe's Cos Inc 5.8% 9/15/2062	50,000	50,132
O'Reilly Automotive Inc 1.75% 3/15/2031	270,000	226,784
O'Reilly Automotive Inc 4.35% 6/1/2028	150,000	148,913
O'Reilly Automotive Inc 5% 8/19/2034	100,000	99,050
TJX Cos Inc/The 1.6% 5/15/2031	250,000	209,959
		9,737,066
Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc 2.4% 3/27/2025	1,100,000	1,098,332
NIKE Inc 2.75% 3/27/2027	230,000	223,232
NIKE Inc 3.375% 3/27/2050	260,000	190,105
NIKE Inc 3.875% 11/1/2045	110,000	90,359
Tapestry Inc 5.1% 3/11/2030	120,000	120,444
Tapestry Inc 5.5% 3/11/2035	120,000	119,830
VF Corp 2.8% 4/23/2027	150,000	141,413
		1,983,715
TOTAL CONSUMER DISCRETIONARY		38,575,350

Consumer Staples - 1.1%
Beverages - 0.3%
Coca-Cola Co/The 1% 3/15/2028	230,000	209,306
Coca-Cola Co/The 1.45% 6/1/2027	120,000	113,040
Coca-Cola Co/The 1.65% 6/1/2030	240,000	208,224
Coca-Cola Co/The 2.125% 9/6/2029	140,000	127,425
Coca-Cola Co/The 2.25% 1/5/2032	120,000	104,377
Coca-Cola Co/The 2.5% 3/15/2051	100,000	61,218
Coca-Cola Co/The 2.5% 6/1/2040	260,000	188,985
Coca-Cola Co/The 2.6% 6/1/2050	230,000	144,759
Coca-Cola Co/The 2.75% 6/1/2060	120,000	73,319
Coca-Cola Co/The 2.875% 5/5/2041	210,000	158,535
Coca-Cola Co/The 3.45% 3/25/2030	160,000	153,233
Coca-Cola Co/The 5% 5/13/2034	520,000	530,726
Coca-Cola Co/The 5.2% 1/14/2055	230,000	226,131
Constellation Brands Inc 2.875% 5/1/2030	560,000	509,254
Constellation Brands Inc 3.15% 8/1/2029	300,000	280,121
Constellation Brands Inc 3.6% 2/15/2028	272,000	264,209
Constellation Brands Inc 4.5% 5/9/2047	100,000	84,523
Constellation Brands Inc 4.9% 5/1/2033	80,000	78,463
Keurig Dr Pepper Inc 2.25% 3/15/2031	270,000	234,825
Keurig Dr Pepper Inc 3.8% 5/1/2050	430,000	328,144
Keurig Dr Pepper Inc 4.417% 5/25/2025	86,000	85,882
Keurig Dr Pepper Inc 5.085% 5/25/2048	120,000	111,496
Molson Coors Beverage Co 3% 7/15/2026	254,000	248,921
Molson Coors Beverage Co 4.2% 7/15/2046	160,000	132,048
Molson Coors Beverage Co 5% 5/1/2042	100,000	93,692
PepsiCo Inc 1.4% 2/25/2031	680,000	568,393
PepsiCo Inc 1.625% 5/1/2030	309,000	268,337
PepsiCo Inc 2.625% 10/21/2041	100,000	71,708
PepsiCo Inc 2.75% 10/21/2051	180,000	116,088
PepsiCo Inc 2.85% 2/24/2026	250,000	246,465
PepsiCo Inc 2.875% 10/15/2049	80,000	53,735
PepsiCo Inc 3% 10/15/2027	100,000	97,086
PepsiCo Inc 3.625% 3/19/2050	100,000	76,793
PepsiCo Inc 3.875% 3/19/2060	210,000	162,929
PepsiCo Inc 4.45% 4/14/2046	140,000	125,683
PepsiCo Inc 5% 2/7/2035	500,000	503,659
PepsiCo Inc 7% 3/1/2029	100,000	109,735
		7,151,467
Consumer Staples Distribution & Retail - 0.3%
Costco Wholesale Corp 1.375% 6/20/2027	150,000	140,674
Costco Wholesale Corp 1.6% 4/20/2030	240,000	209,186
Costco Wholesale Corp 3% 5/18/2027	210,000	205,011
Dollar General Corp 3.5% 4/3/2030	210,000	195,881
Dollar General Corp 5% 11/1/2032	100,000	98,161
Dollar General Corp 5.2% 7/5/2028	100,000	101,524
Dollar General Corp 5.45% 7/5/2033	120,000	121,165
Dollar Tree Inc 4% 5/15/2025	478,000	476,813
Dollar Tree Inc 4.2% 5/15/2028	160,000	157,379
Kroger Co/The 1.7% 1/15/2031	240,000	202,319
Kroger Co/The 3.5% 2/1/2026	130,000	128,722
Kroger Co/The 3.7% 8/1/2027	120,000	117,865
Kroger Co/The 3.95% 1/15/2050	100,000	77,930
Kroger Co/The 4.45% 2/1/2047	130,000	110,635
Kroger Co/The 4.65% 1/15/2048	50,000	43,588
Kroger Co/The 5% 9/15/2034	130,000	128,221
Kroger Co/The 5.4% 1/15/2049	70,000	68,118
Kroger Co/The 5.5% 9/15/2054	290,000	281,747
Kroger Co/The 5.65% 9/15/2064	130,000	126,349
Kroger Co/The 7.5% 4/1/2031	110,000	124,773
Sysco Corp 2.4% 2/15/2030	150,000	134,950
Sysco Corp 2.45% 12/14/2031	240,000	206,965
Sysco Corp 3.3% 2/15/2050	260,000	180,255
Sysco Corp 6.6% 4/1/2050	140,000	156,283
Target Corp 1.95% 1/15/2027	280,000	268,770
Target Corp 2.5% 4/15/2026	100,000	98,140
Target Corp 3.375% 4/15/2029	310,000	297,779
Target Corp 3.9% 11/15/2047	270,000	218,065
Target Corp 4.8% 1/15/2053	200,000	184,223
Walmart Inc 1.8% 9/22/2031	240,000	205,406
Walmart Inc 2.5% 9/22/2041	390,000	279,139
Walmart Inc 2.65% 9/22/2051	100,000	64,336
Walmart Inc 3.05% 7/8/2026	400,000	394,376
Walmart Inc 3.25% 7/8/2029	220,000	211,544
Walmart Inc 3.7% 6/26/2028	140,000	138,235
Walmart Inc 3.9% 4/15/2028	100,000	99,390
Walmart Inc 4.1% 4/15/2033	300,000	291,607
Walmart Inc 4.5% 4/15/2053	110,000	99,443
Walmart Inc 5.25% 9/1/2035	645,000	679,089
Walmart Inc 5.625% 4/15/2041	169,000	181,248
		7,505,304
Food Products - 0.3%
Archer-Daniels-Midland Co 3.25% 3/27/2030	330,000	310,127
Archer-Daniels-Midland Co 3.75% 9/15/2047	200,000	155,800
Archer-Daniels-Midland Co 4.5% 3/15/2049	90,000	78,253
Archer-Daniels-Midland Co 4.5% 8/15/2033	100,000	96,827
Bunge Ltd Fin Corp 2.75% 5/14/2031	110,000	97,710
Bunge Ltd Fin Corp 4.2% 9/17/2029	100,000	98,198
Bunge Ltd Fin Corp 4.65% 9/17/2034	100,000	96,679
Conagra Brands Inc 4.85% 11/1/2028	510,000	510,329
Conagra Brands Inc 5.3% 11/1/2038	121,000	116,429
General Mills Inc 3% 2/1/2051	110,000	72,504
General Mills Inc 4% 4/17/2025	130,000	129,844
General Mills Inc 4.2% 4/17/2028	200,000	198,021
General Mills Inc 4.875% 1/30/2030	520,000	522,071
General Mills Inc 4.95% 3/29/2033	250,000	248,630
Hershey Co/The 1.7% 6/1/2030	340,000	295,519
Hershey Co/The 2.65% 6/1/2050	55,000	34,624
Hormel Foods Corp 1.8% 6/11/2030	200,000	173,853
Ingredion Inc 3.2% 10/1/2026	270,000	264,403
JM Smucker Co 4.25% 3/15/2035	200,000	185,499
JM Smucker Co 6.2% 11/15/2033	100,000	107,056
JM Smucker Co 6.5% 11/15/2043	270,000	294,387
Kellanova 2.1% 6/1/2030	160,000	141,944
Kellanova 3.25% 4/1/2026	290,000	286,350
Kellanova 7.45% 4/1/2031	110,000	124,905
Kraft Heinz Foods Co 3.75% 4/1/2030	200,000	191,301
Kraft Heinz Foods Co 4.375% 6/1/2046	50,000	41,598
Kraft Heinz Foods Co 4.625% 10/1/2039	100,000	91,289
Kraft Heinz Foods Co 4.875% 10/1/2049	190,000	168,347
Kraft Heinz Foods Co 5% 6/4/2042	100,000	92,701
Kraft Heinz Foods Co 5.5% 6/1/2050	590,000	566,468
McCormick & Co Inc/MD 1.85% 2/15/2031	260,000	219,748
Mondelez International Inc 1.875% 10/15/2032	370,000	303,990
Mondelez International Inc 2.75% 4/13/2030	190,000	173,030
Pilgrim's Pride Corp 4.25% 4/15/2031	140,000	131,777
Pilgrim's Pride Corp 6.25% 7/1/2033	180,000	187,774
The Campbell's Company 2.375% 4/24/2030	100,000	89,030
The Campbell's Company 4.15% 3/15/2028	410,000	405,131
The Campbell's Company 4.8% 3/15/2048	100,000	89,289
The Campbell's Company 5.4% 3/21/2034	160,000	162,688
Tyson Foods Inc 4% 3/1/2026	160,000	159,115
Tyson Foods Inc 4.35% 3/1/2029	450,000	443,668
Tyson Foods Inc 4.55% 6/2/2047	100,000	85,628
Tyson Foods Inc 4.875% 8/15/2034	80,000	78,002
Tyson Foods Inc 5.1% 9/28/2048	100,000	92,000
		8,412,536
Household Products - 0.0%
Church & Dwight Co Inc 3.95% 8/1/2047	150,000	120,164
Colgate-Palmolive Co 3.1% 8/15/2027	410,000	399,970
Colgate-Palmolive Co 3.25% 8/15/2032	130,000	119,422
Colgate-Palmolive Co 3.7% 8/1/2047	140,000	112,277
Kimberly-Clark Corp 1.05% 9/15/2027	184,000	169,548
Kimberly-Clark Corp 3.2% 4/25/2029	260,000	248,745
Kimberly-Clark Corp 3.2% 7/30/2046	100,000	73,221
Kimberly-Clark Corp 6.625% 8/1/2037	140,000	162,223
Procter & Gamble Co/The 1.2% 10/29/2030	710,000	598,950
Procter & Gamble Co/The 1.95% 4/23/2031	200,000	175,066
Procter & Gamble Co/The 2.85% 8/11/2027	140,000	135,722
Procter & Gamble Co/The 3% 3/25/2030	100,000	94,124
Procter & Gamble Co/The 3.6% 3/25/2050	160,000	125,230
Procter & Gamble Co/The 4.55% 1/29/2034	280,000	278,765
		2,813,427
Personal Care Products - 0.0%
Estee Lauder Cos Inc/The 1.95% 3/15/2031	330,000	280,639
Estee Lauder Cos Inc/The 2.375% 12/1/2029	220,000	198,881
Estee Lauder Cos Inc/The 3.125% 12/1/2049	130,000	85,986
Estee Lauder Cos Inc/The 3.15% 3/15/2027	260,000	253,936
Kenvue Inc 4.9% 3/22/2033	260,000	260,965
Kenvue Inc 5.05% 3/22/2028	140,000	142,644
Kenvue Inc 5.05% 3/22/2053	200,000	192,126
Kenvue Inc 5.2% 3/22/2063	110,000	105,481
Kenvue Inc 5.35% 3/22/2026	140,000	141,257
		1,661,915
Tobacco - 0.2%
Altria Group Inc 2.45% 2/4/2032	520,000	438,282
Altria Group Inc 3.4% 2/4/2041	180,000	134,026
Altria Group Inc 3.4% 5/6/2030	100,000	93,189
Altria Group Inc 3.875% 9/16/2046	374,000	278,918
Altria Group Inc 4.8% 2/14/2029	30,000	30,087
Altria Group Inc 5.8% 2/14/2039	330,000	334,820
Altria Group Inc 5.95% 2/14/2049	240,000	241,524
Altria Group Inc 6.875% 11/1/2033	370,000	409,834
Philip Morris International Inc 4.125% 3/4/2043	330,000	277,448
Philip Morris International Inc 4.25% 11/10/2044	110,000	93,510
Philip Morris International Inc 4.625% 11/1/2029	140,000	140,205
Philip Morris International Inc 4.875% 11/15/2043	224,000	207,099
Philip Morris International Inc 4.875% 2/15/2028	170,000	172,142
Philip Morris International Inc 4.9% 11/1/2034	140,000	137,942
Philip Morris International Inc 5.125% 11/17/2027	170,000	172,740
Philip Morris International Inc 5.125% 2/15/2030	520,000	529,477
Philip Morris International Inc 5.375% 2/15/2033	480,000	491,228
Philip Morris International Inc 5.75% 11/17/2032	120,000	125,862
		4,308,333
TOTAL CONSUMER STAPLES		31,852,982

Energy - 1.4%
Energy Equipment & Services - 0.0%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.08% 12/15/2047	290,000	237,014
Halliburton Co 4.75% 8/1/2043	50,000	44,769
Halliburton Co 5% 11/15/2045	410,000	375,357
Halliburton Co 6.7% 9/15/2038	100,000	111,148
Halliburton Co 7.45% 9/15/2039	120,000	143,176
NOV Inc 3.6% 12/1/2029	280,000	264,667
		1,176,131
Oil, Gas & Consumable Fuels - 1.4%
APA Corp 5.25% 2/1/2042 (c)	107,000	91,979
Boardwalk Pipelines LP 4.45% 7/15/2027	140,000	138,949
Boardwalk Pipelines LP 5.625% 8/1/2034	120,000	121,505
Burlington Resources LLC 5.95% 10/15/2036	110,000	117,586
Cheniere Corpus Christi Holdings LLC 2.742% 12/31/2039	160,000	129,844
Cheniere Energy Inc 5.65% 4/15/2034	190,000	193,252
Cheniere Energy Partners LP 3.25% 1/31/2032	160,000	141,115
Cheniere Energy Partners LP 4% 3/1/2031	280,000	263,590
Cheniere Energy Partners LP 5.75% 8/15/2034	180,000	184,250
Chevron Corp 1.554% 5/11/2025	70,000	69,603
Chevron Corp 1.995% 5/11/2027	70,000	66,762
Chevron Corp 2.236% 5/11/2030	70,000	62,623
Chevron Corp 2.954% 5/16/2026	231,000	227,392
Chevron Corp 2.978% 5/11/2040	70,000	54,787
Chevron Corp 3.078% 5/11/2050	70,000	48,229
Chevron USA Inc 4.95% 8/15/2047	100,000	95,057
Chevron USA Inc 5.05% 11/15/2044	70,000	69,376
Columbia Pipeline Group Inc 5.8% 6/1/2045	50,000	49,460
ConocoPhillips 6.5% 2/1/2039	120,000	134,323
ConocoPhillips Co 3.8% 3/15/2052	100,000	75,395
ConocoPhillips Co 4.025% 3/15/2062	230,000	173,143
ConocoPhillips Co 4.7% 1/15/2030	240,000	241,381
ConocoPhillips Co 5% 1/15/2035	290,000	288,379
ConocoPhillips Co 5.05% 9/15/2033	50,000	50,388
ConocoPhillips Co 5.3% 5/15/2053	130,000	123,509
ConocoPhillips Co 5.5% 1/15/2055	140,000	137,217
ConocoPhillips Co 5.55% 3/15/2054	50,000	49,404
ConocoPhillips Co 5.65% 1/15/2065	170,000	166,650
ConocoPhillips Co 5.7% 9/15/2063	130,000	129,253
Continental Resources Inc/OK 4.375% 1/15/2028	100,000	98,487
Continental Resources Inc/OK 4.9% 6/1/2044	60,000	49,892
DCP Midstream Operating LP 5.6% 4/1/2044	80,000	76,099
Devon Energy Corp 5% 6/15/2045	315,000	272,394
Devon Energy Corp 5.75% 9/15/2054	110,000	103,068
Diamondback Energy Inc 4.25% 3/15/2052	160,000	125,375
Diamondback Energy Inc 4.4% 3/24/2051	100,000	80,546
Diamondback Energy Inc 5.15% 1/30/2030	160,000	162,440
Diamondback Energy Inc 5.9% 4/18/2064	370,000	358,181
Eastern Gas Transmission & Storage Inc 3.9% 11/15/2049	90,000	67,581
Enbridge Energy Partners LP 7.375% 10/15/2045	110,000	127,766
Energy Transfer LP 3.75% 5/15/2030	390,000	368,811
Energy Transfer LP 4.4% 3/15/2027	170,000	169,270
Energy Transfer LP 4.95% 6/15/2028	567,000	571,013
Energy Transfer LP 5% 5/15/2050	330,000	287,806
Energy Transfer LP 5.25% 4/15/2029	1,300,000	1,319,334
Energy Transfer LP 5.3% 4/15/2047	50,000	45,301
Energy Transfer LP 5.4% 10/1/2047	80,000	73,937
Energy Transfer LP 5.7% 4/1/2035 (f)	500,000	508,644
Energy Transfer LP 5.8% 6/15/2038	260,000	263,691
Energy Transfer LP 6% 6/15/2048	330,000	328,071
Energy Transfer LP 6.05% 9/1/2054	110,000	109,765
Energy Transfer LP 6.125% 12/15/2045	230,000	232,582
Energy Transfer LP 6.25% 4/15/2049	130,000	133,060
Energy Transfer LP 6.4% 12/1/2030	100,000	106,653
Energy Transfer LP 6.55% 12/1/2033	220,000	237,693
Energy Transfer LP 6.625% 10/15/2036	280,000	304,003
Energy Transfer LP 7.5% 7/1/2038	210,000	242,363
EnLink Midstream LLC 5.65% 9/1/2034	100,000	100,990
Enterprise Products Operating LLC 2.8% 1/31/2030	560,000	516,076
Enterprise Products Operating LLC 3.2% 2/15/2052	290,000	195,835
Enterprise Products Operating LLC 3.3% 2/15/2053	100,000	68,526
Enterprise Products Operating LLC 3.95% 2/15/2027	214,000	212,426
Enterprise Products Operating LLC 4.2% 1/31/2050	370,000	301,684
Enterprise Products Operating LLC 4.25% 2/15/2048	270,000	224,062
Enterprise Products Operating LLC 4.45% 2/15/2043	100,000	87,540
Enterprise Products Operating LLC 4.8% 2/1/2049	56,000	50,056
Enterprise Products Operating LLC 4.85% 8/15/2042	170,000	157,515
Enterprise Products Operating LLC 4.95% 2/15/2035	130,000	129,026
Enterprise Products Operating LLC 5.35% 1/31/2033	500,000	513,088
Enterprise Products Operating LLC 5.55% 2/16/2055	130,000	128,961
Enterprise Products Operating LLC 7.55% 4/15/2038	120,000	143,794
EOG Resources Inc 4.95% 4/15/2050	100,000	91,336
EOG Resources Inc 5.65% 12/1/2054	80,000	80,683
Eqt Corp 5.7% 4/1/2028	154,000	158,135
Eqt Corp 5.75% 2/1/2034	110,000	112,424
Expand Energy Corp 5.375% 3/15/2030	240,000	238,569
Exxon Mobil Corp 2.995% 8/16/2039	450,000	352,293
Exxon Mobil Corp 3.452% 4/15/2051	610,000	443,916
Exxon Mobil Corp 4.114% 3/1/2046	200,000	167,294
Exxon Mobil Corp 4.327% 3/19/2050	100,000	84,999
Hess Corp 5.6% 2/15/2041	190,000	192,416
Hess Corp 7.125% 3/15/2033	170,000	192,663
Kinder Morgan Energy Partners LP 6.55% 9/15/2040	100,000	106,988
Kinder Morgan Energy Partners LP 6.95% 1/15/2038	100,000	110,995
Kinder Morgan Inc 3.6% 2/15/2051	270,000	189,516
Kinder Morgan Inc 4.8% 2/1/2033	600,000	581,418
Kinder Morgan Inc 5.05% 2/15/2046	50,000	44,812
Kinder Morgan Inc 5.2% 3/1/2048	264,000	240,308
Kinder Morgan Inc 5.45% 8/1/2052	210,000	196,927
Kinder Morgan Inc 5.55% 6/1/2045	300,000	287,778
Marathon Petroleum Corp 4.5% 4/1/2048	280,000	226,035
Marathon Petroleum Corp 4.7% 5/1/2025	370,000	369,886
Marathon Petroleum Corp 5.15% 3/1/2030	130,000	130,770
Marathon Petroleum Corp 5.7% 3/1/2035	130,000	130,855
Marathon Petroleum Corp 6.5% 3/1/2041	50,000	53,191
MPLX LP 2.65% 8/15/2030	150,000	133,696
MPLX LP 4.125% 3/1/2027	60,000	59,424
MPLX LP 4.5% 4/15/2038	570,000	506,065
MPLX LP 4.7% 4/15/2048	226,000	189,227
MPLX LP 4.95% 9/1/2032	130,000	127,892
MPLX LP 5% 3/1/2033	500,000	490,882
MPLX LP 5.2% 12/1/2047	200,000	181,370
MPLX LP 5.5% 2/15/2049	100,000	93,857
Occidental Petroleum Corp 4.2% 3/15/2048	400,000	293,331
Occidental Petroleum Corp 5.55% 10/1/2034	320,000	315,954
Occidental Petroleum Corp 6.05% 10/1/2054	150,000	144,976
Occidental Petroleum Corp 6.125% 1/1/2031	60,000	62,275
Occidental Petroleum Corp 6.375% 9/1/2028	980,000	1,018,604
Occidental Petroleum Corp 6.45% 9/15/2036	80,000	83,588
ONEOK Inc 3.25% 6/1/2030	150,000	138,773
ONEOK Inc 3.95% 3/1/2050	35,000	25,990
ONEOK Inc 4% 7/13/2027	80,000	79,048
ONEOK Inc 4.25% 9/24/2027	90,000	89,132
ONEOK Inc 4.4% 10/15/2029	60,000	58,882
ONEOK Inc 4.45% 9/1/2049	150,000	121,255
ONEOK Inc 4.75% 10/15/2031	240,000	236,107
ONEOK Inc 4.85% 2/1/2049	130,000	110,564
ONEOK Inc 5% 3/1/2026	147,000	147,383
ONEOK Inc 5.05% 11/1/2034	660,000	643,828
ONEOK Inc 5.2% 7/15/2048	22,000	19,994
ONEOK Inc 5.65% 11/1/2028	60,000	61,808
ONEOK Inc 5.7% 11/1/2054	180,000	173,349
ONEOK Inc 6.1% 11/15/2032	340,000	358,848
ONEOK Inc 6.625% 9/1/2053	130,000	139,984
ONEOK Inc 7.15% 1/15/2051	150,000	168,176
ONEOK Partners LP 6.65% 10/1/2036	350,000	380,681
Ovintiv Inc 5.65% 5/15/2028	250,000	256,349
Ovintiv Inc 6.5% 2/1/2038	170,000	177,713
Ovintiv Inc 6.625% 8/15/2037	100,000	105,646
Phillips 66 3.3% 3/15/2052	320,000	209,540
Phillips 66 3.9% 3/15/2028	380,000	372,109
Phillips 66 4.65% 11/15/2034	220,000	209,522
Phillips 66 Co 4.68% 2/15/2045	100,000	86,068
Phillips 66 Co 4.95% 3/15/2035	110,000	106,393
Phillips 66 Co 5.25% 6/15/2031	100,000	101,645
Phillips 66 Co 5.5% 3/15/2055	50,000	46,646
Phillips 66 Co 5.65% 6/15/2054	130,000	123,686
Pioneer Natural Resources Co 1.9% 8/15/2030	210,000	182,883
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	760,000	715,773
Plains All American Pipeline LP / PAA Finance Corp 4.7% 6/15/2044	90,000	77,410
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	420,000	413,812
Schlumberger Investment SA 4.5% 5/15/2028	200,000	200,566
Schlumberger Investment SA 4.85% 5/15/2033	70,000	69,751
Schlumberger Investment SA 5% 6/1/2034	100,000	100,007
Shell Finance US Inc 2.375% 11/7/2029	320,000	292,523
Shell Finance US Inc 3.25% 4/6/2050	240,000	167,980
Shell Finance US Inc 3.75% 9/12/2046	106,000	83,297
Shell Finance US Inc 4% 5/10/2046	100,000	81,455
Shell Finance US Inc 4.125% 5/11/2035	170,000	159,738
Shell Finance US Inc 4.375% 5/11/2045	160,000	138,543
Shell Finance US Inc 4.55% 8/12/2043	100,000	89,837
Shell International Finance BV 2.5% 9/12/2026	270,000	263,262
Shell International Finance BV 2.875% 11/26/2041	440,000	320,310
Shell International Finance BV 3% 11/26/2051	100,000	66,007
Shell International Finance BV 3.125% 11/7/2049	100,000	68,372
Shell International Finance BV 5.5% 3/25/2040	190,000	196,448
Targa Resources Corp 4.2% 2/1/2033	130,000	120,511
Targa Resources Corp 6.125% 3/15/2033	250,000	262,021
Targa Resources Corp 6.125% 5/15/2055	110,000	111,406
Targa Resources Corp 6.5% 2/15/2053	190,000	202,416
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4% 1/15/2032	460,000	425,583
Targa Resources Partners LP / Targa Resources Partners Finance Corp 6.875% 1/15/2029	620,000	634,850
Tennessee Gas Pipeline Co LLC 7% 10/15/2028	630,000	673,816
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	1,105,000	1,024,129
Transcontinental Gas Pipe Line Co LLC 3.95% 5/15/2050	100,000	77,514
Transcontinental Gas Pipe Line Co LLC 4.6% 3/15/2048	190,000	164,318
Valero Energy Corp 3.4% 9/15/2026	110,000	108,169
Valero Energy Corp 3.65% 12/1/2051	210,000	146,642
Valero Energy Corp 4.35% 6/1/2028	70,000	69,339
Valero Energy Corp 6.625% 6/15/2037	200,000	216,822
Valero Energy Partners LP 4.5% 3/15/2028	270,000	269,303
Western Gas Partners LP 4.05% 2/1/2030 (e)	230,000	219,108
Western Gas Partners LP 5.3% 3/1/2048	150,000	132,158
Western Gas Partners LP 6.15% 4/1/2033	110,000	114,123
Williams Cos Inc/The 3.5% 10/15/2051	130,000	91,264
Williams Cos Inc/The 3.75% 6/15/2027	460,000	451,205
Williams Cos Inc/The 4.85% 3/1/2048	50,000	43,920
Williams Cos Inc/The 5.1% 9/15/2045	100,000	91,815
Williams Cos Inc/The 5.15% 3/15/2034	130,000	129,001
Williams Cos Inc/The 5.4% 3/2/2026	160,000	161,202
Williams Cos Inc/The 5.65% 3/15/2033	230,000	236,871
Williams Cos Inc/The 5.8% 11/15/2043	100,000	100,389
Williams Cos Inc/The Series A, 7.5% 1/15/2031	205,000	229,276
		36,777,418
TOTAL ENERGY		37,953,549

Financials - 6.4%
Banks - 2.7%
Bank of America Corp 1.658% 3/11/2027 (b)	340,000	330,131
Bank of America Corp 1.734% 7/22/2027 (b)	510,000	490,566
Bank of America Corp 2.087% 6/14/2029 (b)	1,210,000	1,115,784
Bank of America Corp 2.299% 7/21/2032 (b)	110,000	93,972
Bank of America Corp 2.482% 9/21/2036 (b)	320,000	267,020
Bank of America Corp 2.572% 10/20/2032 (b)	1,690,000	1,459,852
Bank of America Corp 2.651% 3/11/2032 (b)	340,000	299,556
Bank of America Corp 2.676% 6/19/2041 (b)	1,480,000	1,062,931
Bank of America Corp 2.687% 4/22/2032 (b)	2,030,000	1,786,144
Bank of America Corp 2.831% 10/24/2051 (b)	140,000	89,642
Bank of America Corp 2.972% 2/4/2033 (b)	250,000	219,577
Bank of America Corp 2.972% 7/21/2052 (b)	110,000	72,839
Bank of America Corp 3.194% 7/23/2030 (b)	270,000	252,745
Bank of America Corp 3.311% 4/22/2042 (b)	100,000	77,177
Bank of America Corp 3.419% 12/20/2028 (b)	735,000	709,948
Bank of America Corp 3.946% 1/23/2049 (b)	360,000	288,441
Bank of America Corp 3.95% 4/21/2025	1,320,000	1,318,741
Bank of America Corp 3.97% 3/5/2029 (b)	780,000	764,828
Bank of America Corp 3.974% 2/7/2030 (b)	825,000	801,066
Bank of America Corp 4.078% 4/23/2040 (b)	100,000	87,591
Bank of America Corp 4.083% 3/20/2051 (b)	100,000	80,853
Bank of America Corp 4.244% 4/24/2038 (b)	480,000	436,498
Bank of America Corp 4.271% 7/23/2029 (b)	360,000	354,921
Bank of America Corp 4.33% 3/15/2050 (b)	200,000	169,535
Bank of America Corp 4.376% 4/27/2028 (b)	1,000,000	993,879
Bank of America Corp 5% 1/21/2044	235,000	225,509
Bank of America Corp 5.08% 1/20/2027 (b)	1,000,000	1,004,190
Bank of America Corp 5.202% 4/25/2029 (b)	200,000	202,823
Bank of America Corp 5.425% 8/15/2035 (b)	600,000	592,459
Bank of America Corp 5.518% 10/25/2035 (b)	240,000	237,544
Bank of America Corp 5.744% 2/12/2036 (b)	140,000	140,935
Bank of America Corp 5.872% 9/15/2034 (b)	480,000	502,515
Bank of America Corp 6.11% 1/29/2037	508,000	532,219
Bank of America Corp 6.204% 11/10/2028 (b)	400,000	415,114
Bank of America Corp 6.22% 9/15/2026	480,000	492,111
Bank of America Corp 7.75% 5/14/2038	120,000	143,448
Citibank NA 4.838% 8/6/2029	510,000	514,890
Citigroup Inc 1.122% 1/28/2027 (b)	600,000	581,214
Citigroup Inc 1.462% 6/9/2027 (b)	300,000	288,192
Citigroup Inc 2.561% 5/1/2032 (b)	600,000	520,678
Citigroup Inc 2.572% 6/3/2031 (b)	380,000	338,513
Citigroup Inc 3.07% 2/24/2028 (b)	610,000	591,933
Citigroup Inc 3.2% 10/21/2026	80,000	78,315
Citigroup Inc 3.52% 10/27/2028 (b)	2,060,000	1,998,611
Citigroup Inc 3.785% 3/17/2033 (b)	100,000	91,866
Citigroup Inc 3.878% 1/24/2039 (b)	470,000	403,572
Citigroup Inc 3.887% 1/10/2028 (b)	140,000	138,170
Citigroup Inc 3.98% 3/20/2030 (b)	150,000	145,060
Citigroup Inc 4.075% 4/23/2029 (b)	770,000	756,853
Citigroup Inc 4.45% 9/29/2027	235,000	233,512
Citigroup Inc 4.6% 3/9/2026	1,590,000	1,590,137
Citigroup Inc 4.65% 7/23/2048	195,000	171,416
Citigroup Inc 4.65% 7/30/2045	267,000	239,641
Citigroup Inc 4.75% 5/18/2046	518,000	455,586
Citigroup Inc 5.316% 3/26/2041 (b)	500,000	492,041
Citigroup Inc 5.449% 6/11/2035 (b)	300,000	304,429
Citigroup Inc 5.61% 9/29/2026 (b)	500,000	502,815
Citigroup Inc 5.827% 2/13/2035 (b)	380,000	381,764
Citigroup Inc 5.875% 1/30/2042	100,000	104,313
Citigroup Inc 5.875% 2/22/2033	310,000	321,920
Citigroup Inc 6.27% 11/17/2033 (b)	100,000	106,801
Citigroup Inc 6.625% 6/15/2032	200,000	216,327
Citigroup Inc 6.675% 9/13/2043	200,000	221,691
Citizens Financial Group Inc 2.5% 2/6/2030	190,000	169,265
Citizens Financial Group Inc 5.253% 3/5/2031 (b)	130,000	131,110
Citizens Financial Group Inc 5.641% 5/21/2037 (b)	70,000	69,283
Citizens Financial Group Inc 5.718% 7/23/2032 (b)	150,000	153,343
Comerica Inc 5.982% 1/30/2030 (b)	140,000	142,631
Fifth Third Bancorp 2.55% 5/5/2027	100,000	95,797
Fifth Third Bancorp 3.95% 3/14/2028	50,000	49,055
Fifth Third Bancorp 4.337% 4/25/2033 (b)	50,000	47,384
Fifth Third Bancorp 4.772% 7/28/2030 (b)	170,000	169,209
Fifth Third Bancorp 6.339% 7/27/2029 (b)	290,000	303,677
Fifth Third Bancorp 6.361% 10/27/2028 (b)	380,000	395,509
Fifth Third Bancorp 8.25% 3/1/2038	90,000	110,617
Huntington Bancshares Inc/OH 2.487% 8/15/2036 (b)	190,000	157,718
Huntington Bancshares Inc/OH 2.55% 2/4/2030	310,000	278,643
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (b)	290,000	288,360
Huntington Bancshares Inc/OH 5.272% 1/15/2031 (b)	350,000	354,597
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (b)	100,000	104,308
JPMorgan Chase & Co 1.045% 11/19/2026 (b)	1,200,000	1,170,618
JPMorgan Chase & Co 1.47% 9/22/2027 (b)	360,000	343,481
JPMorgan Chase & Co 1.578% 4/22/2027 (b)	300,000	290,377
JPMorgan Chase & Co 1.953% 2/4/2032 (b)	300,000	254,959
JPMorgan Chase & Co 2.069% 6/1/2029 (b)	340,000	313,751
JPMorgan Chase & Co 2.525% 11/19/2041 (b)	340,000	238,008
JPMorgan Chase & Co 2.545% 11/8/2032 (b)	1,080,000	934,254
JPMorgan Chase & Co 2.58% 4/22/2032 (b)	300,000	263,529
JPMorgan Chase & Co 2.739% 10/15/2030 (b)	570,000	522,101
JPMorgan Chase & Co 2.95% 10/1/2026	190,000	186,050
JPMorgan Chase & Co 2.956% 5/13/2031 (b)	360,000	327,215
JPMorgan Chase & Co 2.963% 1/25/2033 (b)	630,000	556,731
JPMorgan Chase & Co 3.109% 4/22/2041 (b)	220,000	168,848
JPMorgan Chase & Co 3.109% 4/22/2051 (b)	50,000	34,067
JPMorgan Chase & Co 3.328% 4/22/2052 (b)	320,000	227,799
JPMorgan Chase & Co 3.702% 5/6/2030 (b)	240,000	230,472
JPMorgan Chase & Co 3.897% 1/23/2049 (b)	350,000	279,292
JPMorgan Chase & Co 4.323% 4/26/2028 (b)	550,000	546,526
JPMorgan Chase & Co 4.452% 12/5/2029 (b)	630,000	625,668
JPMorgan Chase & Co 4.586% 4/26/2033 (b)	1,230,000	1,200,468
JPMorgan Chase & Co 4.603% 10/22/2030 (b)	880,000	873,125
JPMorgan Chase & Co 4.95% 6/1/2045	290,000	270,452
JPMorgan Chase & Co 4.995% 7/22/2030 (b)	150,000	151,299
JPMorgan Chase & Co 5.14% 1/24/2031 (b)	1,500,000	1,521,192
JPMorgan Chase & Co 5.294% 7/22/2035 (b)	460,000	464,211
JPMorgan Chase & Co 5.35% 6/1/2034 (b)	1,700,000	1,730,967
JPMorgan Chase & Co 5.5% 10/15/2040	430,000	439,585
JPMorgan Chase & Co 5.6% 7/15/2041	325,000	335,070
JPMorgan Chase & Co 5.625% 8/16/2043	247,000	250,851
JPMorgan Chase & Co 5.766% 4/22/2035 (b)	440,000	459,757
JPMorgan Chase Bank NA 5.11% 12/8/2026	725,000	734,473
KeyCorp 2.25% 4/6/2027	280,000	266,025
KeyCorp 5.08% 4/4/2031 (b)	310,000	311,538
M&T Bank Corp 5.053% 1/27/2034 (b)	190,000	185,975
M&T Bank Corp 6.082% 3/13/2032 (b)	100,000	104,433
Morgan Stanley Bank NA 4.754% 4/21/2026	1,710,000	1,716,228
PNC Financial Services Group Inc/The 1.15% 8/13/2026	400,000	382,108
PNC Financial Services Group Inc/The 2.55% 1/22/2030	530,000	479,947
PNC Financial Services Group Inc/The 3.45% 4/23/2029	710,000	680,238
PNC Financial Services Group Inc/The 4.626% 6/6/2033 (b)	220,000	210,936
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (b)	500,000	495,823
PNC Financial Services Group Inc/The 5.068% 1/24/2034 (b)	160,000	159,223
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (b)	270,000	274,772
PNC Financial Services Group Inc/The 5.575% 1/29/2036 (b)	180,000	184,348
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (b)	80,000	82,210
PNC Financial Services Group Inc/The 5.676% 1/22/2035 (b)	200,000	206,262
PNC Financial Services Group Inc/The 5.939% 8/18/2034 (b)	200,000	209,827
Regions Financial Corp 5.502% 9/6/2035 (b)	200,000	199,474
Regions Financial Corp 7.375% 12/10/2037	100,000	114,206
Santander Holdings USA Inc 4.4% 7/13/2027	110,000	109,155
Santander Holdings USA Inc 4.5% 7/17/2025	406,000	405,423
Santander Holdings USA Inc 6.565% 6/12/2029 (b)	100,000	104,540
Santander Holdings USA Inc 7.66% 11/9/2031 (b)	430,000	479,268
Truist Financial Corp 1.125% 8/3/2027	430,000	397,194
Truist Financial Corp 1.2% 8/5/2025	850,000	837,675
Truist Financial Corp 1.267% 3/2/2027 (b)	950,000	919,262
Truist Financial Corp 4.916% 7/28/2033 (b)	250,000	241,351
Truist Financial Corp 5.153% 8/5/2032 (b)	160,000	160,875
Truist Financial Corp 5.711% 1/24/2035 (b)	270,000	277,687
Truist Financial Corp 5.867% 6/8/2034 (b)	300,000	311,550
US Bancorp 2.491% 11/3/2036 (b)	200,000	166,102
US Bancorp 2.677% 1/27/2033 (b)	190,000	163,825
US Bancorp 3.15% 4/27/2027	810,000	789,495
US Bancorp 3.9% 4/26/2028	550,000	540,241
US Bancorp 4.839% 2/1/2034 (b)	490,000	477,483
US Bancorp 4.967% 7/22/2033 (b)	150,000	146,567
US Bancorp 5.046% 2/12/2031 (b)	250,000	251,839
US Bancorp 5.775% 6/12/2029 (b)	100,000	103,150
US Bancorp 5.85% 10/21/2033 (b)	460,000	479,224
Wachovia Corp 5.5% 8/1/2035	350,000	357,309
Wells Fargo & Co 2.393% 6/2/2028 (b)	220,000	209,371
Wells Fargo & Co 3% 10/23/2026	710,000	693,428
Wells Fargo & Co 3.068% 4/30/2041 (b)	380,000	287,801
Wells Fargo & Co 3.9% 5/1/2045	1,100,000	883,296
Wells Fargo & Co 3.908% 4/25/2026 (b)	630,000	629,219
Wells Fargo & Co 4.4% 6/14/2046	120,000	100,060
Wells Fargo & Co 4.54% 8/15/2026 (b)	500,000	499,616
Wells Fargo & Co 4.611% 4/25/2053 (b)	1,160,000	1,007,112
Wells Fargo & Co 4.75% 12/7/2046	508,000	442,057
Wells Fargo & Co 4.897% 7/25/2033 (b)	300,000	295,877
Wells Fargo & Co 4.9% 11/17/2045	97,000	87,098
Wells Fargo & Co 5.013% 4/4/2051 (b)	280,000	258,587
Wells Fargo & Co 5.198% 1/23/2030 (b)	720,000	730,192
Wells Fargo & Co 5.375% 11/2/2043	100,000	96,524
Wells Fargo & Co 5.389% 4/24/2034 (b)	580,000	586,830
Wells Fargo & Co 5.557% 7/25/2034 (b)	590,000	601,935
Wells Fargo & Co 5.574% 7/25/2029 (b)	400,000	410,145
Wells Fargo & Co 5.606% 1/15/2044	360,000	355,241
Wells Fargo Bank NA 5.254% 12/11/2026	1,760,000	1,786,517
		72,812,760
Capital Markets - 1.7%
Affiliated Managers Group Inc 3.3% 6/15/2030	150,000	139,181
Ameriprise Financial Inc 3% 4/2/2025	210,000	209,674
Ameriprise Financial Inc 5.15% 5/15/2033	70,000	70,709
Ameriprise Financial Inc 5.7% 12/15/2028	130,000	135,001
Apollo Debt Solutions BDC 6.55% 3/15/2032 (c)	250,000	257,569
Ares Capital Corp 2.875% 6/15/2028	100,000	93,429
Ares Capital Corp 3.2% 11/15/2031	150,000	131,495
Ares Capital Corp 3.875% 1/15/2026	200,000	198,346
Ares Capital Corp 4.25% 3/1/2025	100,000	100,008
Ares Capital Corp 5.8% 3/8/2032	130,000	130,203
Ares Capital Corp 5.95% 7/15/2029	190,000	194,409
Ares Capital Corp 7% 1/15/2027	90,000	93,156
Ares Management Corp 5.6% 10/11/2054	100,000	96,942
Ares Strategic Income Fund 5.6% 2/15/2030 (c)	230,000	229,514
Ares Strategic Income Fund 6.2% 3/21/2032 (c)	150,000	151,654
Bank of New York Mellon Corp/The 1.8% 7/28/2031	170,000	144,301
Bank of New York Mellon Corp/The 1.9% 1/25/2029	245,000	224,203
Bank of New York Mellon Corp/The 4.414% 7/24/2026 (b)	500,000	499,519
Bank of New York Mellon Corp/The 4.543% 2/1/2029 (b)	560,000	561,165
Bank of New York Mellon Corp/The 4.596% 7/26/2030 (b)	100,000	99,891
Bank of New York Mellon Corp/The 4.975% 3/14/2030 (b)	150,000	152,296
Bank of New York Mellon Corp/The 5.188% 3/14/2035 (b)	260,000	262,973
Bank of New York Mellon Corp/The 6.317% 10/25/2029 (b)	500,000	529,371
BlackRock Funding Inc 4.6% 7/26/2027	90,000	90,643
BlackRock Funding Inc 5% 3/14/2034	100,000	101,343
BlackRock Funding Inc 5.25% 3/14/2054	60,000	58,644
BlackRock Funding Inc 5.35% 1/8/2055	100,000	99,264
Blackrock Inc 2.1% 2/25/2032	650,000	548,717
Blackrock Inc 2.4% 4/30/2030	550,000	497,505
Blackrock Inc 3.2% 3/15/2027	220,000	215,750
Blackrock Inc 3.25% 4/30/2029	180,000	172,140
Blackrock Inc 4.75% 5/25/2033	80,000	80,043
Blackstone Private Credit Fund 3.25% 3/15/2027	140,000	134,986
Blackstone Private Credit Fund 4.7% 3/24/2025	350,000	349,825
Blackstone Private Credit Fund 5.25% 4/1/2030 (c)	150,000	148,084
Blackstone Private Credit Fund 5.95% 7/16/2029	110,000	111,932
Blackstone Private Credit Fund 6% 1/29/2032	100,000	99,849
Blackstone Private Credit Fund 6% 11/22/2034 (c)	90,000	88,749
Blackstone Private Credit Fund 6.25% 1/25/2031	50,000	51,438
Blackstone Private Credit Fund 7.3% 11/27/2028	50,000	53,374
Blackstone Secured Lending Fund 5.35% 4/13/2028	210,000	210,405
Blue Owl Capital Corp 2.875% 6/11/2028	270,000	249,045
Blue Owl Capital Corp 5.95% 3/15/2029	100,000	101,249
Cboe Global Markets Inc 1.625% 12/15/2030	130,000	109,988
Charles Schwab Corp/The 0.9% 3/11/2026	460,000	443,529
Charles Schwab Corp/The 1.65% 3/11/2031	197,000	165,228
Charles Schwab Corp/The 2% 3/20/2028	120,000	111,731
Charles Schwab Corp/The 2.9% 3/3/2032	310,000	273,094
Charles Schwab Corp/The 3.2% 3/2/2027	910,000	890,283
Charles Schwab Corp/The 6.136% 8/24/2034 (b)	240,000	256,668
Charles Schwab Corp/The 6.196% 11/17/2029 (b)	220,000	232,067
CME Group Inc 3.75% 6/15/2028	140,000	137,782
CME Group Inc 5.3% 9/15/2043	150,000	153,177
Franklin Resources Inc 1.6% 10/30/2030	220,000	185,958
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (b)	1,000,000	972,842
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (b)	600,000	574,747
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (b)	1,370,000	1,175,061
Goldman Sachs Group Inc/The 2.615% 4/22/2032 (b)	460,000	401,761
Goldman Sachs Group Inc/The 2.908% 7/21/2042 (b)	470,000	337,927
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (b)	140,000	123,515
Goldman Sachs Group Inc/The 3.5% 4/1/2025	2,620,000	2,617,336
Goldman Sachs Group Inc/The 3.85% 1/26/2027	960,000	949,044
Goldman Sachs Group Inc/The 4.017% 10/31/2038 (b)	630,000	549,437
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (b)	1,650,000	1,626,926
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (b)	820,000	816,981
Goldman Sachs Group Inc/The 4.75% 10/21/2045	245,000	221,931
Goldman Sachs Group Inc/The 4.8% 7/8/2044	120,000	109,175
Goldman Sachs Group Inc/The 5.049% 7/23/2030 (b)	500,000	503,464
Goldman Sachs Group Inc/The 5.15% 5/22/2045	330,000	309,664
Goldman Sachs Group Inc/The 5.207% 1/28/2031 (b)	600,000	607,345
Goldman Sachs Group Inc/The 5.536% 1/28/2036 (b)	800,000	814,106
Goldman Sachs Group Inc/The 5.561% 11/19/2045 (b)	500,000	496,158
Goldman Sachs Group Inc/The 6.25% 2/1/2041	220,000	236,458
Goldman Sachs Group Inc/The 6.561% 10/24/2034 (b)	110,000	120,420
Goldman Sachs Group Inc/The 6.75% 10/1/2037	492,000	538,755
Golub Capital BDC Inc 6% 7/15/2029	120,000	122,113
HPS Corporate Lending Fund 5.45% 1/14/2028 (c)	220,000	220,632
HPS Corporate Lending Fund 6.25% 9/30/2029	100,000	102,893
HPS Corporate Lending Fund 6.75% 1/30/2029	60,000	62,356
Intercontinental Exchange Inc 1.85% 9/15/2032	160,000	128,894
Intercontinental Exchange Inc 2.65% 9/15/2040	270,000	195,066
Intercontinental Exchange Inc 3% 9/15/2060	100,000	61,893
Intercontinental Exchange Inc 3.1% 9/15/2027	535,000	518,082
Intercontinental Exchange Inc 3.75% 9/21/2028	100,000	97,368
Intercontinental Exchange Inc 4% 9/15/2027	380,000	375,556
Intercontinental Exchange Inc 4.25% 9/21/2048	120,000	101,473
Intercontinental Exchange Inc 4.6% 3/15/2033	100,000	97,489
Intercontinental Exchange Inc 5.2% 6/15/2062	320,000	306,191
Invesco Finance PLC 3.75% 1/15/2026	240,000	238,324
Jefferies Financial Group Inc 2.75% 10/15/2032	240,000	200,301
Jefferies Financial Group Inc 4.15% 1/23/2030	507,000	487,701
Jefferies Financial Group Inc 4.85% 1/15/2027	110,000	110,189
Jefferies Financial Group Inc 5.875% 7/21/2028	320,000	329,987
Lazard Group LLC 4.375% 3/11/2029	110,000	108,303
Lazard Group LLC 4.5% 9/19/2028	100,000	98,953
Legg Mason Inc 5.625% 1/15/2044	60,000	60,032
LPL Holdings Inc 5.65% 3/15/2035	30,000	30,128
LPL Holdings Inc 6% 5/20/2034	100,000	102,936
LPL Holdings Inc 6.75% 11/17/2028	80,000	84,626
Moody's Corp 2% 8/19/2031	140,000	118,982
Moody's Corp 2.55% 8/18/2060	100,000	52,874
Moody's Corp 4.875% 12/17/2048	120,000	110,483
Moody's Corp 5% 8/5/2034	200,000	200,423
Morgan Stanley 1.512% 7/20/2027 (b)	470,000	450,560
Morgan Stanley 1.593% 5/4/2027 (b)	1,100,000	1,062,079
Morgan Stanley 1.794% 2/13/2032 (b)	390,000	326,697
Morgan Stanley 2.188% 4/28/2026 (b)	610,000	607,621
Morgan Stanley 2.239% 7/21/2032 (b)	470,000	400,038
Morgan Stanley 2.484% 9/16/2036 (b)	520,000	432,509
Morgan Stanley 3.625% 1/20/2027	160,000	157,921
Morgan Stanley 3.772% 1/24/2029 (b)	180,000	175,697
Morgan Stanley 3.971% 7/22/2038 (b)	440,000	383,893
Morgan Stanley 4.21% 4/20/2028 (b)	575,000	569,585
Morgan Stanley 4.3% 1/27/2045	120,000	102,886
Morgan Stanley 4.375% 1/22/2047	324,000	278,327
Morgan Stanley 4.457% 4/22/2039 (b)	250,000	232,211
Morgan Stanley 5.042% 7/19/2030 (b)	110,000	110,880
Morgan Stanley 5.123% 2/1/2029 (b)	500,000	506,452
Morgan Stanley 5.164% 4/20/2029 (b)	850,000	860,768
Morgan Stanley 5.25% 4/21/2034 (b)	1,480,000	1,488,987
Morgan Stanley 5.297% 4/20/2037 (b)	330,000	326,712
Morgan Stanley 5.32% 7/19/2035 (b)	570,000	572,203
Morgan Stanley 5.424% 7/21/2034 (b)	480,000	488,347
Morgan Stanley 5.587% 1/18/2036 (b)	1,000,000	1,024,912
Morgan Stanley 5.597% 3/24/2051 (b)	190,000	192,146
Morgan Stanley 5.942% 2/7/2039 (b)	200,000	203,928
Morgan Stanley 6.375% 7/24/2042	528,000	584,784
Nasdaq Inc 1.65% 1/15/2031	290,000	244,790
Nasdaq Inc 2.5% 12/21/2040	100,000	68,977
Nasdaq Inc 3.95% 3/7/2052	85,000	66,950
Nasdaq Inc 5.35% 6/28/2028	100,000	102,442
Nasdaq Inc 5.95% 8/15/2053	168,000	174,835
Northern Trust Corp 1.95% 5/1/2030	150,000	132,188
Northern Trust Corp 6.125% 11/2/2032	100,000	107,736
Raymond James Financial Inc 4.95% 7/15/2046	200,000	183,231
S&P Global Inc 1.25% 8/15/2030	120,000	101,465
S&P Global Inc 2.3% 8/15/2060	110,000	57,470
S&P Global Inc 2.45% 3/1/2027	300,000	288,910
S&P Global Inc 2.7% 3/1/2029	270,000	252,481
S&P Global Inc 2.95% 1/22/2027	220,000	214,132
S&P Global Inc 3.9% 3/1/2062	200,000	152,897
S&P Global Inc 4.25% 5/1/2029	110,000	109,003
Sixth Street Specialty Lending Inc 6.125% 3/1/2029	80,000	81,909
State Street Corp 1.684% 11/18/2027 (b)	515,000	491,772
State Street Corp 3.031% 11/1/2034 (b)	170,000	155,899
State Street Corp 4.164% 8/4/2033 (b)	110,000	104,676
State Street Corp 4.729% 2/28/2030	220,000	220,869
State Street Corp 4.821% 1/26/2034 (b)	100,000	98,960
State Street Corp 5.146% 2/28/2036 (b)	270,000	271,021
State Street Corp 5.272% 8/3/2026	440,000	445,377
State Street Corp 5.684% 11/21/2029 (b)	200,000	207,660
		45,830,593
Consumer Finance - 0.6%
Ally Financial Inc 2.2% 11/2/2028	100,000	90,854
Ally Financial Inc 4.75% 6/9/2027	100,000	99,846
Ally Financial Inc 5.8% 5/1/2025	150,000	150,096
Ally Financial Inc 6.184% 7/26/2035 (b)	200,000	202,236
Ally Financial Inc 6.848% 1/3/2030 (b)	240,000	252,248
Ally Financial Inc 6.992% 6/13/2029 (b)	50,000	52,620
Ally Financial Inc 8% 11/1/2031	100,000	113,068
American Express Co 3.3% 5/3/2027	510,000	498,296
American Express Co 3.95% 8/1/2025	400,000	398,953
American Express Co 4.05% 12/3/2042	140,000	120,170
American Express Co 4.989% 5/26/2033 (b)	250,000	249,204
American Express Co 5.043% 5/1/2034 (b)	250,000	251,517
American Express Co 5.284% 7/26/2035 (b)	420,000	423,307
American Express Co 5.442% 1/30/2036 (b)	100,000	101,843
American Express Co 5.85% 11/5/2027	420,000	434,989
Capital One Financial Corp 1.878% 11/2/2027 (b)	360,000	343,318
Capital One Financial Corp 2.359% 7/29/2032 (b)	110,000	91,417
Capital One Financial Corp 3.75% 3/9/2027	280,000	275,158
Capital One Financial Corp 3.8% 1/31/2028	438,000	428,282
Capital One Financial Corp 4.2% 10/29/2025	100,000	99,623
Capital One Financial Corp 5.247% 7/26/2030 (b)	470,000	475,878
Capital One Financial Corp 5.268% 5/10/2033 (b)	100,000	99,658
Capital One Financial Corp 5.468% 2/1/2029 (b)	450,000	458,636
Capital One Financial Corp 5.817% 2/1/2034 (b)	70,000	71,609
Capital One Financial Corp 6.051% 2/1/2035 (b)	200,000	208,022
Capital One Financial Corp 6.183% 1/30/2036 (b)	220,000	224,171
Capital One Financial Corp 6.312% 6/8/2029 (b)	270,000	281,286
Capital One Financial Corp 6.377% 6/8/2034 (b)	150,000	159,190
Discover Financial Services 4.5% 1/30/2026	208,000	207,738
Ford Motor Credit Co LLC 6.798% 11/7/2028	310,000	321,833
Ford Motor Credit Co LLC 6.8% 5/12/2028	740,000	764,251
Ford Motor Credit Co LLC 6.95% 3/6/2026	260,000	263,783
Ford Motor Credit Co LLC 6.95% 6/10/2026	910,000	927,334
Ford Motor Credit Co LLC 7.122% 11/7/2033	210,000	218,310
Ford Motor Credit Co LLC 7.2% 6/10/2030	520,000	547,027
John Deere Capital Corp 1.45% 1/15/2031	170,000	143,881
John Deere Capital Corp 2.35% 3/8/2027	200,000	192,739
John Deere Capital Corp 2.8% 7/18/2029	310,000	290,923
John Deere Capital Corp 2.8% 9/8/2027	290,000	279,844
John Deere Capital Corp 4.35% 9/15/2032	320,000	311,768
John Deere Capital Corp 4.75% 6/8/2026	730,000	734,549
John Deere Capital Corp 4.95% 7/14/2028	450,000	458,936
John Deere Capital Corp 5.05% 6/12/2034	210,000	213,192
John Deere Capital Corp 5.15% 9/8/2033	170,000	174,000
Synchrony Financial 3.95% 12/1/2027	380,000	370,523
Synchrony Financial 5.15% 3/19/2029	109,000	108,641
Toyota Motor Credit Corp 1.15% 8/13/2027	470,000	436,224
Toyota Motor Credit Corp 1.65% 1/10/2031	180,000	152,851
Toyota Motor Credit Corp 1.9% 9/12/2031	210,000	176,981
Toyota Motor Credit Corp 3.2% 1/11/2027	810,000	794,746
Toyota Motor Credit Corp 4.45% 6/29/2029	340,000	339,695
Toyota Motor Credit Corp 4.8% 1/5/2034	70,000	69,509
Toyota Motor Credit Corp 5.4% 11/20/2026	1,155,000	1,176,539
Toyota Motor Credit Corp 5.55% 11/20/2030	190,000	198,749
		16,530,061
Financial Services - 0.6%
Aon Corp / Aon Global Holdings PLC 2.85% 5/28/2027	100,000	96,523
Aon Corp / Aon Global Holdings PLC 3.9% 2/28/2052	150,000	114,113
Berkshire Hathaway Inc 3.125% 3/15/2026	222,000	219,465
Berkshire Hathaway Inc 4.5% 2/11/2043	110,000	103,306
Blue Owl Credit Income Corp 5.8% 3/15/2030 (c)	105,000	104,698
Blue Owl Credit Income Corp 6.6% 9/15/2029 (c)	240,000	246,667
Blue Owl Credit Income Corp 6.65% 3/15/2031	190,000	196,899
BP Capital Markets America Inc 2.939% 6/4/2051	220,000	141,424
BP Capital Markets America Inc 3% 2/24/2050	130,000	85,848
BP Capital Markets America Inc 3.001% 3/17/2052	200,000	129,750
BP Capital Markets America Inc 3.017% 1/16/2027	635,000	619,630
BP Capital Markets America Inc 3.06% 6/17/2041	810,000	604,939
BP Capital Markets America Inc 3.379% 2/8/2061	110,000	72,876
BP Capital Markets America Inc 4.234% 11/6/2028	830,000	822,062
BP Capital Markets America Inc 4.812% 2/13/2033	150,000	148,070
CNH Industrial Capital LLC 4.55% 4/10/2028	180,000	179,516
CNH Industrial Capital LLC 5.5% 1/12/2029	120,000	123,397
Corebridge Financial Inc 3.65% 4/5/2027	290,000	284,565
Corebridge Financial Inc 3.9% 4/5/2032	210,000	195,165
Corebridge Financial Inc 4.4% 4/5/2052	290,000	240,119
CRH SMW Finance DAC 5.125% 1/9/2030	500,000	507,311
DH Europe Finance II Sarl 2.6% 11/15/2029	320,000	293,832
DH Europe Finance II Sarl 3.4% 11/15/2049	80,000	58,496
Equitable Holdings Inc 4.35% 4/20/2028	380,000	375,933
Equitable Holdings Inc 5% 4/20/2048	120,000	110,712
FedEx Corp 2020-1 Class AA Pass Through Trust equipment trust certificate 1.875% 8/20/2035	189,843	159,872
Fidelity National Information Services Inc 1.15% 3/1/2026	246,000	237,754
Fidelity National Information Services Inc 2.25% 3/1/2031	200,000	173,144
Fidelity National Information Services Inc 5.625% 7/15/2052	100,000	99,496
Fiserv Inc 2.25% 6/1/2027	100,000	95,257
Fiserv Inc 3.5% 7/1/2029	520,000	493,697
Fiserv Inc 4.4% 7/1/2049	310,000	260,384
Fiserv Inc 5.375% 8/21/2028	300,000	306,823
Fiserv Inc 5.45% 3/15/2034	270,000	274,746
Fiserv Inc 5.45% 3/2/2028	150,000	153,592
Global Payments Inc 1.2% 3/1/2026	350,000	337,882
Global Payments Inc 2.9% 5/15/2030	310,000	280,820
Global Payments Inc 3.2% 8/15/2029	110,000	102,560
Global Payments Inc 4.45% 6/1/2028	170,000	168,621
Global Payments Inc 5.95% 8/15/2052	100,000	99,869
Golub Capital Private Credit Fund 5.875% 5/1/2030 (c)	100,000	100,014
Jackson Financial Inc 3.125% 11/23/2031	64,000	56,085
Jackson Financial Inc 5.17% 6/8/2027	110,000	111,127
Jackson Financial Inc 5.67% 6/8/2032	195,000	199,113
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033	500,000	508,241
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 6.5% 12/1/2052	280,000	295,851
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 6.75% 3/15/2034	110,000	119,266
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 7.25% 11/15/2053	170,000	195,631
Mastercard Inc 2.95% 11/21/2026	615,000	602,605
Mastercard Inc 3.8% 11/21/2046	220,000	179,590
Mastercard Inc 3.85% 3/26/2050	410,000	329,847
Mastercard Inc 3.95% 2/26/2048	100,000	82,308
Mastercard Inc 4.85% 3/9/2033	160,000	161,245
Mastercard Inc 4.875% 3/9/2028	210,000	213,694
National Rural Utilities Cooperative Finance Corp 4.15% 12/15/2032	340,000	324,237
National Rural Utilities Cooperative Finance Corp 4.3% 3/15/2049	70,000	58,601
National Rural Utilities Cooperative Finance Corp 4.85% 2/7/2029	220,000	221,740
National Rural Utilities Cooperative Finance Corp 5.05% 9/15/2028	300,000	304,635
National Rural Utilities Cooperative Finance Corp 5.25% 4/20/2046 (b)	140,000	138,223
National Rural Utilities Cooperative Finance Corp 5.8% 1/15/2033	110,000	115,628
PayPal Holdings Inc 1.65% 6/1/2025	80,000	79,422
PayPal Holdings Inc 2.3% 6/1/2030	130,000	115,965
PayPal Holdings Inc 2.85% 10/1/2029	420,000	390,610
PayPal Holdings Inc 5.05% 6/1/2052	160,000	150,267
PayPal Holdings Inc 5.15% 6/1/2034	260,000	263,234
Rexford Industrial Realty LP 5% 6/15/2028	100,000	100,629
Sixth Street Lending Partners 6.5% 3/11/2029	130,000	134,068
Visa Inc 2% 8/15/2050	440,000	245,282
Visa Inc 2.05% 4/15/2030	430,000	383,481
Visa Inc 2.7% 4/15/2040	120,000	90,504
Visa Inc 2.75% 9/15/2027	815,000	785,613
Visa Inc 3.15% 12/14/2025	160,000	158,417
Visa Inc 4.3% 12/14/2045	402,000	355,097
Voya Financial Inc 3.65% 6/15/2026	170,000	167,983
Voya Financial Inc 5.7% 7/15/2043	50,000	49,395
Western Union Co/The 2.75% 3/15/2031	110,000	95,150
		17,202,631
Insurance - 0.8%
AFLAC Inc 3.6% 4/1/2030	340,000	324,310
Allstate Corp/The 1.45% 12/15/2030	500,000	416,113
Allstate Corp/The 4.5% 6/15/2043	180,000	157,427
Allstate Corp/The CME Term SOFR 3 month Index + 3.1996%, 7.5226% 8/15/2053 (b)(g)	160,000	160,530
American International Group Inc 4.375% 6/30/2050	350,000	298,414
American International Group Inc 4.5% 7/16/2044	115,000	101,711
American International Group Inc 4.75% 4/1/2048	40,000	36,137
Aon Corp 4.5% 12/15/2028	630,000	628,490
Aon Global Ltd 4.6% 6/14/2044	165,000	145,023
Aon Global Ltd 4.75% 5/15/2045	140,000	125,175
Aon North America Inc 5.45% 3/1/2034	300,000	306,881
Aon North America Inc 5.75% 3/1/2054	150,000	151,916
Arch Capital Finance LLC 4.011% 12/15/2026	360,000	357,365
Arch Capital Group Ltd 3.635% 6/30/2050	187,000	138,041
Arch Capital Group US Inc 5.144% 11/1/2043	100,000	94,356
Arthur J Gallagher & Co 3.5% 5/20/2051	340,000	243,795
Arthur J Gallagher & Co 4.85% 12/15/2029	120,000	120,485
Arthur J Gallagher & Co 5.15% 2/15/2035	120,000	119,437
Arthur J Gallagher & Co 5.55% 2/15/2055	87,000	85,486
Arthur J Gallagher & Co 5.75% 3/2/2053	100,000	100,996
Arthur J Gallagher & Co 6.5% 2/15/2034	170,000	186,081
Arthur J Gallagher & Co 6.75% 2/15/2054	100,000	113,842
Assurant Inc 4.9% 3/27/2028	100,000	100,592
Assured Guaranty US Holdings Inc 3.6% 9/15/2051	35,000	25,087
Assured Guaranty US Holdings Inc 6.125% 9/15/2028	180,000	188,829
Athene Holding Ltd 3.5% 1/15/2031	220,000	204,015
Athene Holding Ltd 4.125% 1/12/2028	90,000	88,781
Athene Holding Ltd 6.25% 4/1/2054	100,000	102,863
Athene Holding Ltd 6.625% 10/15/2054 (b)	110,000	110,188
Athene Holding Ltd 6.65% 2/1/2033	210,000	225,460
Baylor Scott & White Holdings 2.839% 11/15/2050	250,000	165,489
Berkshire Hathaway Fin Corp 1.45% 10/15/2030	900,000	772,098
Berkshire Hathaway Fin Corp 2.85% 10/15/2050	340,000	221,844
Berkshire Hathaway Fin Corp 3.85% 3/15/2052	270,000	210,335
Berkshire Hathaway Fin Corp 4.2% 8/15/2048	130,000	109,648
Berkshire Hathaway Fin Corp 4.25% 1/15/2049	100,000	85,232
Berkshire Hathaway Fin Corp 4.4% 5/15/2042	300,000	278,758
Berkshire Hathaway Fin Corp 5.75% 1/15/2040	160,000	172,984
Brighthouse Financial Inc 3.85% 12/22/2051	65,000	43,790
Brighthouse Financial Inc 5.625% 5/15/2030	309,000	320,194
Brown & Brown Inc 4.2% 3/17/2032	140,000	132,116
Brown & Brown Inc 5.65% 6/11/2034	130,000	133,094
Chubb Corp/The 6.5% 5/15/2038	358,000	403,763
Chubb INA Holdings LLC 1.375% 9/15/2030	380,000	322,410
Chubb INA Holdings LLC 2.85% 12/15/2051	155,000	101,459
Chubb INA Holdings LLC 3.05% 12/15/2061	90,000	56,474
Chubb INA Holdings LLC 3.15% 3/15/2025	310,000	309,780
Chubb INA Holdings LLC 4.35% 11/3/2045	74,000	64,571
CNA Financial Corp 3.45% 8/15/2027	190,000	185,202
CNA Financial Corp 3.9% 5/1/2029	400,000	387,792
First American Financial Corp 2.4% 8/15/2031	180,000	151,478
Globe Life Inc 2.15% 8/15/2030	270,000	232,763
Hartford Insurance Group Inc/The 2.8% 8/19/2029	490,000	454,791
Hartford Insurance Group Inc/The 2.9% 9/15/2051	50,000	32,635
Hartford Insurance Group Inc/The 4.4% 3/15/2048	210,000	180,813
Lincoln National Corp 3.8% 3/1/2028	230,000	224,538
Lincoln National Corp 4.35% 3/1/2048	210,000	169,805
Markel Group Inc 3.35% 9/17/2029	100,000	94,609
Markel Group Inc 3.5% 11/1/2027	300,000	292,791
Markel Group Inc 5% 5/20/2049	120,000	108,394
Markel Group Inc 6% 5/16/2054	100,000	103,671
Marsh & McLennan Cos Inc 2.25% 11/15/2030	140,000	123,354
Marsh & McLennan Cos Inc 3.5% 3/10/2025	190,000	189,954
Marsh & McLennan Cos Inc 4.2% 3/1/2048	40,000	33,506
Marsh & McLennan Cos Inc 4.375% 3/15/2029	120,000	119,253
Marsh & McLennan Cos Inc 4.65% 3/15/2030	400,000	399,273
Marsh & McLennan Cos Inc 4.75% 3/15/2039	120,000	115,029
Marsh & McLennan Cos Inc 4.85% 11/15/2031	400,000	401,239
Marsh & McLennan Cos Inc 4.9% 3/15/2049	270,000	249,232
Marsh & McLennan Cos Inc 5% 3/15/2035	100,000	99,533
Marsh & McLennan Cos Inc 5.35% 11/15/2044	140,000	139,235
Marsh & McLennan Cos Inc 5.4% 3/15/2055	150,000	147,851
Marsh & McLennan Cos Inc 5.7% 9/15/2053	190,000	196,276
MetLife Inc 4.125% 8/13/2042	180,000	154,920
MetLife Inc 4.55% 3/23/2030	110,000	109,915
MetLife Inc 4.6% 5/13/2046	272,000	243,167
MetLife Inc 4.875% 11/13/2043	145,000	135,371
MetLife Inc 5% 7/15/2052	120,000	111,651
MetLife Inc 5.375% 7/15/2033	210,000	216,585
MetLife Inc 6.375% 6/15/2034	310,000	341,478
MetLife Inc 6.4% 12/15/2066 (b)	150,000	155,461
Principal Financial Group Inc 2.125% 6/15/2030	160,000	140,638
Principal Financial Group Inc 3.4% 5/15/2025	390,000	388,899
Principal Financial Group Inc 3.7% 5/15/2029	180,000	173,469
Principal Financial Group Inc 5.375% 3/15/2033	110,000	112,522
Principal Financial Group Inc 5.5% 3/15/2053	50,000	49,515
Progressive Corp/The 2.5% 3/15/2027	270,000	260,854
Progressive Corp/The 3% 3/15/2032	560,000	500,932
Progressive Corp/The 3.2% 3/26/2030	400,000	375,871
Progressive Corp/The 4.2% 3/15/2048	100,000	84,376
Prudential Financial Inc 3% 3/10/2040	110,000	83,982
Prudential Financial Inc 3.878% 3/27/2028	45,000	44,240
Prudential Financial Inc 3.935% 12/7/2049	70,000	55,186
Prudential Financial Inc 4.35% 2/25/2050	180,000	152,889
Prudential Financial Inc 4.418% 3/27/2048	260,000	221,885
Prudential Financial Inc 4.5% 9/15/2047 (b)	200,000	195,044
Prudential Financial Inc 4.6% 5/15/2044	110,000	99,029
Prudential Financial Inc 5.125% 3/1/2052 (b)	140,000	133,253
Prudential Financial Inc 5.7% 12/14/2036	120,000	126,544
Prudential Financial Inc 5.7% 9/15/2048 (b)	74,000	73,804
Prudential Financial Inc 6% 9/1/2052 (b)	230,000	229,927
Prudential Financial Inc 6.5% 3/15/2054 (b)	110,000	112,693
Reinsurance Group of America Inc 3.9% 5/15/2029	120,000	116,142
Reinsurance Group of America Inc 3.95% 9/15/2026	200,000	198,268
Reinsurance Group of America Inc 6% 9/15/2033	160,000	166,860
Selective Insurance Group Inc 5.9% 4/15/2035	45,000	45,963
The Travelers Companies, Inc. 2.55% 4/27/2050	360,000	220,714
The Travelers Companies, Inc. 3.05% 6/8/2051	100,000	67,592
The Travelers Companies, Inc. 3.75% 5/15/2046	50,000	39,822
The Travelers Companies, Inc. 4.05% 3/7/2048	74,000	60,741
The Travelers Companies, Inc. 6.25% 6/15/2037	256,000	281,615
Travelers Property Casualty Corp 6.375% 3/15/2033	160,000	178,019
Unum Group 4% 6/15/2029	100,000	96,988
Unum Group 5.75% 8/15/2042	110,000	109,997
Unum Group 6% 6/15/2054	60,000	61,651
Willis North America Inc 4.5% 9/15/2028	504,000	500,612
Willis North America Inc 5.9% 3/5/2054	190,000	191,839
		21,615,805
TOTAL FINANCIALS		173,991,850

Health Care - 2.6%
Biotechnology - 0.5%
AbbVie Inc 2.95% 11/21/2026	1,180,000	1,152,850
AbbVie Inc 3.2% 11/21/2029	1,940,000	1,827,159
AbbVie Inc 4.05% 11/21/2039	210,000	185,955
AbbVie Inc 4.25% 11/14/2028	92,000	91,713
AbbVie Inc 4.25% 11/21/2049	470,000	399,498
AbbVie Inc 4.3% 5/14/2036	25,000	23,539
AbbVie Inc 4.45% 5/14/2046	280,000	248,487
AbbVie Inc 4.5% 5/14/2035	300,000	289,167
AbbVie Inc 4.55% 3/15/2035	570,000	552,130
AbbVie Inc 4.75% 3/15/2045	420,000	389,811
AbbVie Inc 4.8% 3/15/2029	370,000	373,935
AbbVie Inc 4.85% 6/15/2044	340,000	320,634
AbbVie Inc 5.05% 3/15/2034	560,000	565,963
AbbVie Inc 5.4% 3/15/2054	370,000	372,430
Amgen Inc 1.65% 8/15/2028	550,000	500,905
Amgen Inc 2.8% 8/15/2041	200,000	145,012
Amgen Inc 3% 1/15/2052	100,000	66,346
Amgen Inc 3.15% 2/21/2040	320,000	247,901
Amgen Inc 3.2% 11/2/2027	70,000	67,832
Amgen Inc 3.35% 2/22/2032	140,000	127,489
Amgen Inc 3.375% 2/21/2050	210,000	151,461
Amgen Inc 4.2% 3/1/2033	560,000	530,883
Amgen Inc 4.4% 2/22/2062	110,000	89,429
Amgen Inc 4.4% 5/1/2045	188,000	161,736
Amgen Inc 4.563% 6/15/2048	120,000	104,098
Amgen Inc 4.663% 6/15/2051	100,000	87,457
Amgen Inc 4.875% 3/1/2053	130,000	116,384
Amgen Inc 4.95% 10/1/2041	200,000	187,529
Amgen Inc 5.15% 3/2/2028	400,000	406,632
Amgen Inc 5.25% 3/2/2030	600,000	613,600
Amgen Inc 5.25% 3/2/2033	410,000	416,331
Amgen Inc 5.6% 3/2/2043	250,000	251,833
Amgen Inc 5.65% 3/2/2053	460,000	461,232
Amgen Inc 5.75% 3/2/2063	580,000	580,835
Biogen Inc 2.25% 5/1/2030	280,000	246,951
Biogen Inc 3.15% 5/1/2050	100,000	65,111
Biogen Inc 3.25% 2/15/2051	150,000	98,930
Gilead Sciences Inc 1.65% 10/1/2030	590,000	503,275
Gilead Sciences Inc 2.6% 10/1/2040	580,000	419,667
Gilead Sciences Inc 2.8% 10/1/2050	180,000	115,776
Gilead Sciences Inc 2.95% 3/1/2027	430,000	418,231
Gilead Sciences Inc 4.15% 3/1/2047	112,000	93,609
Gilead Sciences Inc 4.6% 9/1/2035	100,000	97,020
Gilead Sciences Inc 4.75% 3/1/2046	240,000	219,814
Gilead Sciences Inc 4.8% 11/15/2029	250,000	252,391
Gilead Sciences Inc 5.5% 11/15/2054	250,000	253,494
Regeneron Pharmaceuticals Inc 1.75% 9/15/2030	300,000	255,577
		15,148,042
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories 4.75% 11/30/2036	170,000	168,787
Abbott Laboratories 4.75% 4/15/2043	170,000	164,797
Abbott Laboratories 5.3% 5/27/2040	390,000	404,246
Baxter International Inc 1.915% 2/1/2027	330,000	314,270
Baxter International Inc 2.539% 2/1/2032	330,000	283,372
Baxter International Inc 3.95% 4/1/2030	140,000	135,278
Becton Dickinson & Co 2.823% 5/20/2030	260,000	236,900
Becton Dickinson & Co 3.7% 6/6/2027	60,000	58,989
Becton Dickinson & Co 4.669% 6/6/2047	290,000	256,036
Becton Dickinson & Co 4.693% 2/13/2028	130,000	130,510
Becton Dickinson & Co 5.081% 6/7/2029	400,000	406,761
Boston Scientific Corp 4% 3/1/2029	100,000	97,991
Boston Scientific Corp 4.7% 3/1/2049	230,000	210,513
GE HealthCare Technologies Inc 5.65% 11/15/2027	120,000	123,215
GE HealthCare Technologies Inc 5.905% 11/22/2032	230,000	243,812
GE HealthCare Technologies Inc 6.377% 11/22/2052	100,000	111,026
Medtronic Global Holdings SCA 4.5% 3/30/2033	300,000	293,958
Medtronic Inc 4.375% 3/15/2035	280,000	270,785
Medtronic Inc 4.625% 3/15/2045	110,000	100,702
Solventum Corp 6% 5/15/2064	280,000	284,086
Stryker Corp 1.95% 6/15/2030	100,000	87,592
Stryker Corp 2.9% 6/15/2050	200,000	134,280
Stryker Corp 3.5% 3/15/2026	570,000	564,328
Stryker Corp 4.625% 9/11/2034	300,000	293,320
Zimmer Biomet Holdings Inc 3.55% 3/20/2030	194,000	182,400
Zimmer Biomet Holdings Inc 3.55% 4/1/2025	175,000	174,811
Zimmer Biomet Holdings Inc 5.05% 2/19/2030	120,000	121,286
Zimmer Biomet Holdings Inc 5.5% 2/19/2035	120,000	122,932
		5,976,983
Health Care Providers & Services - 1.1%
Aetna Inc 4.75% 3/15/2044	100,000	86,367
AHS Hospital Corp 2.78% 7/1/2051	250,000	161,189
Allina Health System 3.887% 4/15/2049	40,000	31,553
Banner Health 2.907% 1/1/2042	400,000	294,206
Banner Health 2.913% 1/1/2051	150,000	100,138
Baptist Healthcare System Obligated Group 3.54% 8/15/2050	125,000	91,386
Bon Secours Mercy Health Inc 2.095% 6/1/2031	89,000	76,120
Cardinal Health Inc 3.41% 6/15/2027	460,000	448,573
Cardinal Health Inc 4.368% 6/15/2047	30,000	25,107
Cardinal Health Inc 4.9% 9/15/2045	100,000	90,688
Cardinal Health Inc 5.75% 11/15/2054	210,000	210,671
Cencora Inc 2.7% 3/15/2031	170,000	151,020
Cencora Inc 2.8% 5/15/2030	300,000	273,432
Cencora Inc 4.85% 12/15/2029	90,000	90,391
Cencora Inc 5.15% 2/15/2035	90,000	89,930
Centene Corp 2.5% 3/1/2031	110,000	92,901
Centene Corp 2.625% 8/1/2031	365,000	307,536
Centene Corp 3.375% 2/15/2030	400,000	361,957
Centene Corp 4.25% 12/15/2027	410,000	398,954
Centene Corp 4.625% 12/15/2029	390,000	374,583
Children's Hospital of Philadelphia/The 2.704% 7/1/2050	98,000	63,757
Cigna Group/The 3.4% 3/1/2027	790,000	774,213
Cigna Group/The 4.125% 11/15/2025	99,000	98,671
Cigna Group/The 4.375% 10/15/2028	100,000	99,223
Cigna Group/The 4.8% 7/15/2046	230,000	202,698
Cigna Group/The 4.8% 8/15/2038	290,000	272,544
Cigna Group/The 4.9% 12/15/2048	350,000	309,191
Cigna Group/The 5.125% 5/15/2031	100,000	101,408
Cigna Group/The 5.25% 2/15/2034	370,000	373,192
Cigna Group/The 5.4% 3/15/2033	300,000	306,438
Cigna Group/The 5.6% 2/15/2054	250,000	242,206
CommonSpirit Health 3.91% 10/1/2050	150,000	115,033
CommonSpirit Health 4.35% 11/1/2042	560,000	483,450
CommonSpirit Health 5.318% 12/1/2034	300,000	302,881
CVS Health Corp 1.75% 8/21/2030	735,000	621,156
CVS Health Corp 2.875% 6/1/2026	60,000	58,693
CVS Health Corp 3% 8/15/2026	38,000	37,144
CVS Health Corp 3.25% 8/15/2029	250,000	233,291
CVS Health Corp 4.125% 4/1/2040	43,000	35,301
CVS Health Corp 4.3% 3/25/2028	1,000,000	984,780
CVS Health Corp 4.78% 3/25/2038	712,000	645,977
CVS Health Corp 5.05% 3/25/2048	250,000	216,796
CVS Health Corp 5.125% 2/21/2030	160,000	160,688
CVS Health Corp 5.125% 7/20/2045	760,000	671,926
CVS Health Corp 5.25% 1/30/2031	330,000	332,496
CVS Health Corp 5.3% 12/5/2043	310,000	283,146
CVS Health Corp 5.3% 6/1/2033	470,000	466,704
CVS Health Corp 5.625% 2/21/2053	140,000	130,569
CVS Health Corp 6.05% 6/1/2054	100,000	98,713
CVS Health Corp 6.125% 9/15/2039	100,000	102,578
Elevance Health Inc 3.125% 5/15/2050	100,000	66,117
Elevance Health Inc 4.101% 3/1/2028	130,000	128,356
Elevance Health Inc 4.55% 3/1/2048	80,000	67,949
Elevance Health Inc 4.625% 5/15/2042	150,000	133,233
Elevance Health Inc 4.65% 1/15/2043	180,000	160,426
Elevance Health Inc 4.75% 2/15/2030	60,000	60,193
Elevance Health Inc 4.75% 2/15/2033	160,000	156,865
Elevance Health Inc 5.1% 1/15/2044	132,000	123,767
Elevance Health Inc 5.2% 2/15/2035	130,000	130,101
Elevance Health Inc 5.5% 10/15/2032	100,000	103,207
Elevance Health Inc 5.65% 6/15/2054	270,000	265,795
Elevance Health Inc 6.1% 10/15/2052	440,000	456,335
Franciscan Missionaries of Our Lady Health System Inc 3.914% 7/1/2049	120,000	93,732
HCA Inc 3.5% 7/15/2051	140,000	94,323
HCA Inc 3.5% 9/1/2030	270,000	250,997
HCA Inc 4.125% 6/15/2029	242,000	234,820
HCA Inc 5.125% 6/15/2039	100,000	94,156
HCA Inc 5.25% 3/1/2030	60,000	60,818
HCA Inc 5.25% 6/15/2049	120,000	107,744
HCA Inc 5.45% 4/1/2031	1,200,000	1,221,749
HCA Inc 5.5% 6/15/2047	610,000	571,259
HCA Inc 5.6% 4/1/2034	700,000	706,099
HCA Inc 6% 4/1/2054	180,000	178,163
HCA Inc 6.1% 4/1/2064	100,000	98,673
HCA Inc 6.2% 3/1/2055	60,000	61,080
Humana Inc 1.35% 2/3/2027	170,000	159,564
Humana Inc 2.15% 2/3/2032	510,000	418,486
Humana Inc 3.125% 8/15/2029	100,000	93,177
Humana Inc 3.95% 8/15/2049	100,000	74,721
Humana Inc 4.875% 4/1/2030	380,000	378,470
Humana Inc 4.95% 10/1/2044	180,000	157,570
Humana Inc 5.875% 3/1/2033	170,000	174,420
Icon Investments Six DAC 5.849% 5/8/2029	200,000	206,511
Indiana University Health Inc Obligated Group 2.852% 11/1/2051	200,000	131,667
Integris Baptist Medical Center Inc 3.875% 8/15/2050	104,000	77,902
Kaiser Foundation Hospitals 2.81% 6/1/2041	290,000	213,318
Kaiser Foundation Hospitals 3.266% 11/1/2049	110,000	79,831
Kaiser Foundation Hospitals 4.15% 5/1/2047	460,000	391,300
Laboratory Corp of America Holdings 2.7% 6/1/2031	160,000	140,801
Laboratory Corp of America Holdings 4.8% 10/1/2034	340,000	330,480
Mass General Brigham Inc 3.342% 7/1/2060	150,000	103,362
Mayo Clinic 3.196% 11/15/2061	120,000	80,722
McKesson Corp 5.1% 7/15/2033	100,000	101,621
Memorial Sloan-Kettering Cancer Center 2.955% 1/1/2050	160,000	109,148
Mount Sinai Hospital/The 3.737% 7/1/2049	130,000	88,409
MyMichigan Health 3.409% 6/1/2050	42,000	30,077
Novant Health Inc 3.168% 11/1/2051	110,000	76,419
NYU Langone Hospitals 3.38% 7/1/2055	180,000	129,346
Orlando Health Obligated Grp 3.327% 10/1/2050	68,000	49,498
Piedmont Healthcare Inc 2.719% 1/1/2042	150,000	108,104
Providence St Joseph Health Obligated Group 2.7% 10/1/2051	280,000	169,857
Quest Diagnostics Inc 2.8% 6/30/2031	200,000	178,022
Quest Diagnostics Inc 2.95% 6/30/2030	150,000	137,620
Quest Diagnostics Inc 4.6% 12/15/2027	600,000	602,354
Sabra Health Care LP 3.2% 12/1/2031	100,000	87,954
Sutter Health 3.361% 8/15/2050	170,000	124,949
Sutter Health 5.164% 8/15/2033	160,000	162,407
Trinity Health Corp 2.632% 12/1/2040	50,000	37,311
UnitedHealth Group Inc 1.25% 1/15/2026	223,000	217,081
UnitedHealth Group Inc 2% 5/15/2030	170,000	149,225
UnitedHealth Group Inc 2.3% 5/15/2031	270,000	234,761
UnitedHealth Group Inc 2.875% 8/15/2029	360,000	336,241
UnitedHealth Group Inc 2.9% 5/15/2050	1,197,000	766,188
UnitedHealth Group Inc 3.05% 5/15/2041	100,000	74,269
UnitedHealth Group Inc 3.25% 5/15/2051	100,000	68,324
UnitedHealth Group Inc 3.375% 4/15/2027	220,000	215,691
UnitedHealth Group Inc 3.45% 1/15/2027	370,000	364,101
UnitedHealth Group Inc 3.7% 8/15/2049	90,000	67,626
UnitedHealth Group Inc 3.85% 6/15/2028	960,000	942,634
UnitedHealth Group Inc 3.875% 8/15/2059	170,000	123,558
UnitedHealth Group Inc 4.25% 1/15/2029	300,000	296,805
UnitedHealth Group Inc 4.45% 12/15/2048	68,000	57,880
UnitedHealth Group Inc 4.75% 7/15/2045	182,000	164,995
UnitedHealth Group Inc 4.95% 5/15/2062	630,000	555,740
UnitedHealth Group Inc 5.05% 4/15/2053	360,000	331,043
UnitedHealth Group Inc 5.15% 7/15/2034	500,000	503,561
UnitedHealth Group Inc 5.25% 2/15/2028	100,000	102,347
UnitedHealth Group Inc 5.35% 2/15/2033	100,000	102,232
UnitedHealth Group Inc 5.5% 4/15/2064	320,000	307,961
UnitedHealth Group Inc 5.625% 7/15/2054	150,000	149,710
UnitedHealth Group Inc 5.95% 2/15/2041	100,000	104,918
UnitedHealth Group Inc 6.05% 2/15/2063	440,000	460,368
UnitedHealth Group Inc 6.625% 11/15/2037	310,000	349,319
UnitedHealth Group Inc 6.875% 2/15/2038	126,000	145,594
Universal Health Services Inc 2.65% 1/15/2032	140,000	117,922
Universal Health Services Inc 2.65% 10/15/2030	180,000	157,447
West Virginia United Health System Obligated Group 3.129% 6/1/2050	70,000	46,320
		31,126,781
Life Sciences Tools & Services - 0.1%
Agilent Technologies Inc 4.2% 9/9/2027	140,000	139,205
Agilent Technologies Inc 4.75% 9/9/2034	140,000	136,369
Danaher Corp 2.6% 10/1/2050	245,000	152,237
Revvity Inc 2.25% 9/15/2031	100,000	84,357
Revvity Inc 3.3% 9/15/2029	150,000	140,692
Revvity Inc 3.625% 3/15/2051	45,000	32,145
Thermo Fisher Scientific Inc 2.6% 10/1/2029	520,000	479,812
Thermo Fisher Scientific Inc 2.8% 10/15/2041	410,000	297,520
Thermo Fisher Scientific Inc 4.953% 8/10/2026	430,000	433,973
Thermo Fisher Scientific Inc 5.086% 8/10/2033	120,000	121,901
		2,018,211
Pharmaceuticals - 0.7%
Bristol-Myers Squibb Co 2.35% 11/13/2040	210,000	145,537
Bristol-Myers Squibb Co 2.55% 11/13/2050	510,000	307,319
Bristol-Myers Squibb Co 3.2% 6/15/2026	1,626,000	1,604,460
Bristol-Myers Squibb Co 3.4% 7/26/2029	31,000	29,657
Bristol-Myers Squibb Co 3.7% 3/15/2052	230,000	172,857
Bristol-Myers Squibb Co 3.9% 2/20/2028	270,000	267,248
Bristol-Myers Squibb Co 3.9% 3/15/2062	120,000	88,959
Bristol-Myers Squibb Co 4.125% 6/15/2039	100,000	89,199
Bristol-Myers Squibb Co 4.25% 10/26/2049	100,000	83,547
Bristol-Myers Squibb Co 4.35% 11/15/2047	100,000	85,429
Bristol-Myers Squibb Co 4.55% 2/20/2048	159,000	139,562
Bristol-Myers Squibb Co 4.9% 2/22/2029	560,000	568,590
Bristol-Myers Squibb Co 5% 8/15/2045	110,000	104,794
Bristol-Myers Squibb Co 5.2% 2/22/2034	280,000	285,397
Bristol-Myers Squibb Co 5.5% 2/22/2044	250,000	252,931
Bristol-Myers Squibb Co 5.55% 2/22/2054	193,000	193,829
Bristol-Myers Squibb Co 6.4% 11/15/2063	250,000	277,349
Eli Lilly & Co 2.25% 5/15/2050	685,000	402,205
Eli Lilly & Co 3.95% 3/15/2049	220,000	180,583
Eli Lilly & Co 4.15% 3/15/2059	100,000	81,899
Eli Lilly & Co 4.2% 8/14/2029	290,000	287,942
Eli Lilly & Co 4.6% 8/14/2034	290,000	285,814
Eli Lilly & Co 4.75% 2/12/2030	100,000	101,306
Eli Lilly & Co 4.875% 2/27/2053	60,000	56,300
Eli Lilly & Co 4.95% 2/27/2063	110,000	102,666
Eli Lilly & Co 5.1% 2/12/2035	100,000	102,212
Eli Lilly & Co 5.1% 2/9/2064	290,000	276,401
Eli Lilly & Co 5.5% 2/12/2055	100,000	103,208
Eli Lilly & Co 5.6% 2/12/2065	100,000	103,552
Haleon UK Capital PLC 3.125% 3/24/2025	340,000	339,642
Haleon US Capital LLC 3.375% 3/24/2027	250,000	244,534
Haleon US Capital LLC 3.625% 3/24/2032	250,000	230,275
Johnson & Johnson 0.55% 9/1/2025	100,000	98,130
Johnson & Johnson 2.1% 9/1/2040	590,000	408,842
Johnson & Johnson 2.25% 9/1/2050	100,000	59,459
Johnson & Johnson 2.45% 9/1/2060	310,000	174,861
Johnson & Johnson 3.4% 1/15/2038	388,000	334,003
Johnson & Johnson 4.5% 12/5/2043	100,000	94,228
Johnson & Johnson 4.9% 6/1/2031	100,000	102,379
Merck & Co Inc 2.15% 12/10/2031	380,000	325,983
Merck & Co Inc 2.35% 6/24/2040	210,000	148,507
Merck & Co Inc 2.45% 6/24/2050	200,000	121,071
Merck & Co Inc 2.75% 12/10/2051	150,000	95,103
Merck & Co Inc 3.6% 9/15/2042	130,000	104,834
Merck & Co Inc 3.7% 2/10/2045	322,000	258,325
Merck & Co Inc 3.9% 3/7/2039	100,000	87,498
Merck & Co Inc 4.15% 5/18/2043	100,000	86,443
Merck & Co Inc 4.5% 5/17/2033	400,000	393,443
Merck & Co Inc 4.9% 5/17/2044	300,000	285,983
Merck & Co Inc 5% 5/17/2053	170,000	160,846
Mylan Inc 5.2% 4/15/2048	74,000	61,707
Mylan Inc 5.4% 11/29/2043	170,000	150,270
Novartis Capital Corp 2.2% 8/14/2030	290,000	258,401
Novartis Capital Corp 2.75% 8/14/2050	310,000	205,109
Novartis Capital Corp 4.4% 5/6/2044	120,000	108,388
Pfizer Inc 2.55% 5/28/2040	120,000	86,323
Pfizer Inc 2.7% 5/28/2050	100,000	63,406
Pfizer Inc 3.45% 3/15/2029	100,000	96,574
Pfizer Inc 3.9% 3/15/2039	70,000	61,166
Pfizer Inc 4% 12/15/2036	190,000	174,412
Pfizer Inc 4% 3/15/2049	300,000	243,376
Pfizer Inc 4.125% 12/15/2046	200,000	167,178
Pfizer Inc 4.3% 6/15/2043	106,000	93,474
Pfizer Inc 4.4% 5/15/2044	110,000	97,841
Pfizer Inc 7.2% 3/15/2039	230,000	274,726
Pfizer Investment Enterprises Pte Ltd 4.45% 5/19/2026	1,590,000	1,591,969
Pfizer Investment Enterprises Pte Ltd 4.45% 5/19/2028	500,000	500,656
Pfizer Investment Enterprises Pte Ltd 4.65% 5/19/2030	300,000	301,221
Pfizer Investment Enterprises Pte Ltd 4.75% 5/19/2033	360,000	356,588
Pfizer Investment Enterprises Pte Ltd 5.11% 5/19/2043	200,000	193,208
Pfizer Investment Enterprises Pte Ltd 5.3% 5/19/2053	878,000	848,951
Pfizer Investment Enterprises Pte Ltd 5.34% 5/19/2063	150,000	143,126
Pharmacia LLC 6.6% 12/1/2028 (b)	190,000	203,703
Royalty Pharma PLC 3.35% 9/2/2051	290,000	191,720
Royalty Pharma PLC 5.9% 9/2/2054	100,000	98,778
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/2026	14,000	13,760
Utah Acquisition Sub Inc 3.95% 6/15/2026	193,000	190,932
Viatris Inc 2.7% 6/22/2030	428,000	377,961
Viatris Inc 3.85% 6/22/2040	200,000	152,540
Viatris Inc 4% 6/22/2050	70,000	48,176
Wyeth LLC 5.95% 4/1/2037	50,000	53,348
Wyeth LLC 6% 2/15/2036	100,000	108,064
Zoetis Inc 3% 9/12/2027	50,000	48,280
Zoetis Inc 3.95% 9/12/2047	290,000	235,172
		18,735,645
TOTAL HEALTH CARE		73,005,662

Industrials - 1.6%
Aerospace & Defense - 0.6%
Boeing Co 2.75% 2/1/2026	140,000	137,348
Boeing Co 2.95% 2/1/2030	220,000	199,564
Boeing Co 3.2% 3/1/2029	320,000	299,224
Boeing Co 3.25% 2/1/2035	100,000	82,466
Boeing Co 3.375% 6/15/2046	120,000	81,517
Boeing Co 3.75% 2/1/2050	230,000	163,438
Boeing Co 3.825% 3/1/2059	100,000	67,474
Boeing Co 3.9% 5/1/2049	130,000	94,202
Boeing Co 3.95% 8/1/2059	160,000	110,974
Boeing Co 5.705% 5/1/2040	700,000	688,696
Boeing Co 5.805% 5/1/2050	320,000	308,665
Boeing Co 5.93% 5/1/2060	330,000	315,866
Boeing Co 6.298% 5/1/2029	320,000	335,273
Boeing Co 6.388% 5/1/2031	120,000	127,849
Boeing Co 6.528% 5/1/2034	486,000	520,627
Boeing Co 6.858% 5/1/2054	70,000	77,118
Boeing Co 6.875% 3/15/2039	160,000	173,359
GE Aerospace 4.25% 5/1/2040	50,000	43,894
GE Aerospace 4.35% 5/1/2050	170,000	147,345
GE Aerospace 4.5% 3/11/2044	200,000	180,359
GE Aerospace 6.75% 3/15/2032	130,000	145,187
General Dynamics Corp 2.625% 11/15/2027	180,000	172,236
General Dynamics Corp 2.85% 6/1/2041	120,000	88,220
General Dynamics Corp 3.25% 4/1/2025	1,040,000	1,038,624
General Dynamics Corp 3.75% 5/15/2028	100,000	98,104
General Dynamics Corp 4.25% 4/1/2040	204,000	183,360
General Dynamics Corp 4.25% 4/1/2050	30,000	25,431
Howmet Aerospace Inc 5.9% 2/1/2027	455,000	465,068
Howmet Aerospace Inc 5.95% 2/1/2037	50,000	52,839
Huntington Ingalls Industries Inc 3.483% 12/1/2027	170,000	164,296
L3Harris Technologies Inc 1.8% 1/15/2031	575,000	486,527
L3Harris Technologies Inc 5.5% 8/15/2054	90,000	88,839
L3Harris Technologies Inc 5.6% 7/31/2053	170,000	169,911
Lockheed Martin Corp 3.6% 3/1/2035	450,000	403,235
Lockheed Martin Corp 3.9% 6/15/2032	160,000	151,339
Lockheed Martin Corp 4.07% 12/15/2042	110,000	93,976
Lockheed Martin Corp 4.09% 9/15/2052	119,000	96,916
Lockheed Martin Corp 4.15% 6/15/2053	150,000	123,179
Lockheed Martin Corp 4.7% 5/15/2046	136,000	124,679
Lockheed Martin Corp 4.8% 8/15/2034	390,000	383,557
Lockheed Martin Corp 5.1% 11/15/2027	210,000	214,309
Lockheed Martin Corp 5.2% 2/15/2055	30,000	28,946
Lockheed Martin Corp 5.7% 11/15/2054	100,000	104,257
Lockheed Martin Corp 5.9% 11/15/2063	150,000	159,409
Lockheed Martin Corp 6.15% 9/1/2036	100,000	110,234
Northrop Grumman Corp 3.25% 1/15/2028	100,000	96,606
Northrop Grumman Corp 3.85% 4/15/2045	230,000	184,698
Northrop Grumman Corp 4.03% 10/15/2047	328,000	265,462
Northrop Grumman Corp 4.4% 5/1/2030	210,000	207,379
Northrop Grumman Corp 4.7% 3/15/2033	120,000	118,290
Northrop Grumman Corp 4.75% 6/1/2043	110,000	100,979
Northrop Grumman Corp 5.15% 5/1/2040	150,000	147,398
Northrop Grumman Corp 5.2% 6/1/2054	105,000	100,123
Northrop Grumman Corp 5.25% 5/1/2050	70,000	67,107
RTX Corp 1.9% 9/1/2031	470,000	392,751
RTX Corp 2.25% 7/1/2030	130,000	115,045
RTX Corp 2.82% 9/1/2051	210,000	131,478
RTX Corp 3.75% 11/1/2046	200,000	155,938
RTX Corp 3.95% 8/16/2025	80,000	79,751
RTX Corp 4.125% 11/16/2028	400,000	394,241
RTX Corp 4.15% 5/15/2045	200,000	166,656
RTX Corp 4.35% 4/15/2047	100,000	84,780
RTX Corp 4.45% 11/16/2038	360,000	331,068
RTX Corp 4.5% 6/1/2042	40,000	35,580
RTX Corp 4.875% 10/15/2040	210,000	198,783
RTX Corp 5.15% 2/27/2033	100,000	101,021
RTX Corp 5.7% 4/15/2040	160,000	166,635
RTX Corp 6.1% 3/15/2034	500,000	537,265
RTX Corp 6.125% 7/15/2038	640,000	688,836
Textron Inc 4% 3/15/2026	200,000	198,400
		14,394,206
Air Freight & Logistics - 0.1%
FedEx Corp 2.4% 5/15/2031	350,000	303,348
FedEx Corp 3.25% 5/15/2041	310,000	227,729
FedEx Corp 4.05% 2/15/2048	80,000	62,164
FedEx Corp 4.25% 5/15/2030	130,000	126,603
FedEx Corp 4.55% 4/1/2046	490,000	415,179
FedEx Corp 4.95% 10/17/2048	80,000	70,822
FedEx Corp 5.25% 5/15/2050	178,000	162,944
United Parcel Service Inc 3.05% 11/15/2027	150,000	145,393
United Parcel Service Inc 3.4% 11/15/2046	190,000	141,357
United Parcel Service Inc 3.75% 11/15/2047	160,000	125,286
United Parcel Service Inc 3.9% 4/1/2025	350,000	349,728
United Parcel Service Inc 4.45% 4/1/2030	150,000	150,029
United Parcel Service Inc 4.875% 3/3/2033	160,000	160,755
United Parcel Service Inc 5.2% 4/1/2040	100,000	100,063
United Parcel Service Inc 5.5% 5/22/2054	380,000	381,506
United Parcel Service Inc 6.2% 1/15/2038	234,000	256,677
		3,179,583
Building Products - 0.1%
Carrier Global Corp 2.493% 2/15/2027	100,000	96,289
Carrier Global Corp 2.722% 2/15/2030	410,000	372,983
Carrier Global Corp 3.377% 4/5/2040	150,000	119,622
Carrier Global Corp 3.577% 4/5/2050	100,000	74,446
Carrier Global Corp 5.9% 3/15/2034	521,000	550,692
Johnson Controls International plc / Tyco Fire & Security Finance SCA 1.75% 9/15/2030	300,000	257,513
Johnson Controls International plc / Tyco Fire & Security Finance SCA 2% 9/16/2031	280,000	236,797
Johnson Controls International plc 4.625% 7/2/2044 (e)	170,000	152,139
Masco Corp 1.5% 2/15/2028	100,000	91,476
Masco Corp 2% 2/15/2031	90,000	77,009
Masco Corp 3.125% 2/15/2051	90,000	59,284
Owens Corning 3.4% 8/15/2026	100,000	98,261
Owens Corning 3.875% 6/1/2030	70,000	66,932
Owens Corning 4.3% 7/15/2047	110,000	90,836
Owens Corning 5.7% 6/15/2034	120,000	124,264
Owens Corning 5.95% 6/15/2054	100,000	103,149
		2,571,692
Commercial Services & Supplies - 0.1%
Republic Services Inc 1.45% 2/15/2031	500,000	415,509
Republic Services Inc 3.95% 5/15/2028	200,000	196,909
Republic Services Inc 5% 12/15/2033	140,000	140,475
Republic Services Inc 5.2% 11/15/2034	200,000	203,083
Veralto Corp 5.45% 9/18/2033	110,000	112,982
Waste Connections Inc 3.05% 4/1/2050	350,000	237,760
Waste Management Inc 1.5% 3/15/2031	140,000	117,196
Waste Management Inc 2.5% 11/15/2050	150,000	91,192
Waste Management Inc 2.95% 6/1/2041	130,000	98,197
Waste Management Inc 3.15% 11/15/2027	50,000	48,494
Waste Management Inc 4.15% 4/15/2032	220,000	212,209
Waste Management Inc 4.65% 3/15/2030	140,000	140,504
Waste Management Inc 4.95% 3/15/2035	140,000	140,119
Waste Management Inc 4.95% 7/3/2027	70,000	71,001
Waste Management Inc 4.95% 7/3/2031	70,000	71,166
Waste Management Inc 5.35% 10/15/2054	140,000	138,806
		2,435,602
Electrical Equipment - 0.0%
Emerson Electric Co 2.8% 12/21/2051	220,000	141,826
Hubbell Inc 3.35% 3/1/2026	110,000	108,524
Regal Rexnord Corp 6.3% 2/15/2030	290,000	302,167
Regal Rexnord Corp 6.4% 4/15/2033	50,000	51,994
Rockwell Automation Inc 4.2% 3/1/2049	100,000	85,487
		689,998
Ground Transportation - 0.3%
Burlington Northern Santa Fe LLC 2.875% 6/15/2052	280,000	181,832
Burlington Northern Santa Fe LLC 3.05% 2/15/2051	30,000	20,416
Burlington Northern Santa Fe LLC 3.25% 6/15/2027	550,000	537,985
Burlington Northern Santa Fe LLC 3.3% 9/15/2051	350,000	249,060
Burlington Northern Santa Fe LLC 4.05% 6/15/2048	182,000	150,405
Burlington Northern Santa Fe LLC 4.15% 12/15/2048	100,000	83,582
Burlington Northern Santa Fe LLC 4.45% 3/15/2043	151,000	135,630
Burlington Northern Santa Fe LLC 5.15% 9/1/2043	100,000	98,810
Burlington Northern Santa Fe LLC 5.2% 4/15/2054	240,000	234,148
Burlington Northern Santa Fe LLC 5.5% 3/15/2055	170,000	172,911
Burlington Northern Santa Fe LLC 5.75% 5/1/2040	100,000	105,625
Burlington Northern Santa Fe LLC 6.15% 5/1/2037	70,000	76,980
CSX Corp 2.4% 2/15/2030	340,000	306,940
CSX Corp 2.5% 5/15/2051	110,000	66,022
CSX Corp 3.35% 11/1/2025	250,000	247,974
CSX Corp 3.8% 3/1/2028	50,000	49,121
CSX Corp 3.95% 5/1/2050	370,000	297,598
CSX Corp 4.25% 3/15/2029	150,000	148,454
CSX Corp 4.3% 3/1/2048	210,000	179,317
CSX Corp 4.4% 3/1/2043	50,000	44,702
CSX Corp 4.65% 3/1/2068	280,000	239,433
CSX Corp 4.75% 11/15/2048	160,000	145,732
CSX Corp 6.15% 5/1/2037	100,000	108,832
Norfolk Southern Corp 2.9% 6/15/2026	370,000	363,307
Norfolk Southern Corp 3.05% 5/15/2050	100,000	67,040
Norfolk Southern Corp 3.155% 5/15/2055	100,000	65,469
Norfolk Southern Corp 3.8% 8/1/2028	72,000	70,540
Norfolk Southern Corp 3.95% 10/1/2042	305,000	253,166
Norfolk Southern Corp 4.1% 5/15/2121	200,000	144,047
Norfolk Southern Corp 4.15% 2/28/2048	100,000	82,966
Norfolk Southern Corp 4.55% 6/1/2053	80,000	69,265
Norfolk Southern Corp 5.35% 8/1/2054	60,000	58,835
Norfolk Southern Corp 5.55% 3/15/2034	230,000	239,932
Uber Technologies Inc 4.3% 1/15/2030	110,000	108,093
Uber Technologies Inc 4.8% 9/15/2034	110,000	107,240
Uber Technologies Inc 5.35% 9/15/2054	110,000	104,696
Union Pacific Corp 2.15% 2/5/2027	120,000	115,353
Union Pacific Corp 2.75% 3/1/2026	360,000	353,959
Union Pacific Corp 2.891% 4/6/2036	390,000	322,490
Union Pacific Corp 3.25% 2/5/2050	270,000	191,813
Union Pacific Corp 3.375% 2/14/2042	150,000	118,166
Union Pacific Corp 3.5% 2/14/2053	100,000	73,225
Union Pacific Corp 3.799% 4/6/2071	330,000	234,060
Union Pacific Corp 3.85% 2/14/2072	230,000	165,929
Union Pacific Corp 3.875% 2/1/2055	80,000	61,923
Union Pacific Corp 4% 4/15/2047	90,000	73,966
Union Pacific Corp 5.1% 2/20/2035	120,000	121,529
Union Pacific Corp 5.15% 1/20/2063	320,000	302,181
Union Pacific Corp 5.6% 12/1/2054	120,000	122,571
		7,873,270
Industrial Conglomerates - 0.1%
3M Co 2.25% 9/19/2026	330,000	319,302
3M Co 2.375% 8/26/2029	270,000	246,425
3M Co 2.875% 10/15/2027	210,000	202,287
3M Co 3.25% 8/26/2049	100,000	70,494
3M Co 3.375% 3/1/2029	110,000	105,503
3M Co 3.7% 4/15/2050	96,000	73,214
3M Co 3.875% 6/15/2044	140,000	114,555
3M Co 5.7% 3/15/2037	100,000	105,351
Honeywell International Inc 1.35% 6/1/2025	100,000	99,210
Honeywell International Inc 1.95% 6/1/2030	100,000	87,954
Honeywell International Inc 2.5% 11/1/2026	580,000	563,113
Honeywell International Inc 2.7% 8/15/2029	210,000	195,546
Honeywell International Inc 2.8% 6/1/2050	200,000	130,118
Honeywell International Inc 4.7% 2/1/2030	110,000	110,483
Honeywell International Inc 4.875% 9/1/2029	120,000	122,262
Honeywell International Inc 5% 2/15/2033	440,000	444,410
Honeywell International Inc 5% 3/1/2035	190,000	189,530
Honeywell International Inc 5.25% 3/1/2054	120,000	115,723
Honeywell International Inc 5.35% 3/1/2064	70,000	67,711
Honeywell International Inc 5.7% 3/15/2037	100,000	105,376
Trane Technologies Financing Ltd 3.8% 3/21/2029	180,000	174,403
Trane Technologies Financing Ltd 5.25% 3/3/2033	80,000	81,485
		3,724,455
Machinery - 0.2%
Caterpillar Financial Services Corp 1.1% 9/14/2027	540,000	500,344
Caterpillar Inc 2.6% 4/9/2030	210,000	192,729
Caterpillar Inc 3.25% 4/9/2050	130,000	93,182
Caterpillar Inc 3.25% 9/19/2049	170,000	121,907
Caterpillar Inc 3.803% 8/15/2042	200,000	167,398
Caterpillar Inc 5.2% 5/27/2041	300,000	302,698
Caterpillar Inc 6.05% 8/15/2036	100,000	110,373
Cummins Inc 1.5% 9/1/2030	190,000	162,027
Cummins Inc 4.875% 10/1/2043	250,000	238,717
Deere & Co 2.875% 9/7/2049	190,000	128,985
Deere & Co 5.7% 1/19/2055	250,000	265,055
Eaton Corp 4.15% 11/2/2042	100,000	87,031
Eaton Corp 4.15% 3/15/2033	340,000	325,489
Illinois Tool Works Inc 3.9% 9/1/2042	100,000	84,652
Ingersoll Rand Inc 5.4% 8/14/2028	220,000	225,462
Ingersoll Rand Inc 5.7% 8/14/2033	340,000	353,261
Otis Worldwide Corp 2.293% 4/5/2027	170,000	162,364
Otis Worldwide Corp 2.565% 2/15/2030	220,000	198,879
Otis Worldwide Corp 3.362% 2/15/2050	200,000	141,283
Parker-Hannifin Corp 3.25% 3/1/2027	180,000	176,238
Parker-Hannifin Corp 3.25% 6/14/2029	210,000	199,481
Parker-Hannifin Corp 4% 6/14/2049	160,000	129,920
Parker-Hannifin Corp 4.1% 3/1/2047	150,000	125,420
Parker-Hannifin Corp 4.25% 9/15/2027	170,000	169,292
Stanley Black & Decker Inc 2.75% 11/15/2050	151,000	89,262
Stanley Black & Decker Inc 3% 5/15/2032	190,000	166,888
Stanley Black & Decker Inc 6% 3/6/2028	100,000	104,153
Westinghouse Air Brake Technologies Corp 3.45% 11/15/2026	200,000	196,362
Westinghouse Air Brake Technologies Corp 4.7% 9/15/2028 (e)	200,000	199,332
		5,418,184
Passenger Airlines - 0.0%
American Airls Pass Thru Tr 2021-1a equipment trust certificate 2.875% 1/11/2036	181,848	158,717
Southwest Airlines Co 5.125% 6/15/2027	251,000	253,373
United Airlines 2020-1 Class B Pass Through Trust 4.875% 7/15/2027	75,264	74,972
United Airlines 2023-1 Class A Pass Through Trust equipment trust certificate 5.8% 7/15/2037	248,382	254,499
		741,561
Professional Services - 0.0%
Leidos Inc 5.75% 3/15/2033	140,000	144,132
Trading Companies & Distributors - 0.1%
Air Lease Corp 2.1% 9/1/2028	190,000	173,878
Air Lease Corp 2.2% 1/15/2027	140,000	133,965
Air Lease Corp 3.625% 12/1/2027	140,000	136,622
Air Lease Corp 3.75% 6/1/2026	290,000	286,889
Air Lease Corp 4.625% 10/1/2028	350,000	348,823
Air Lease Corp 5.2% 7/15/2031	300,000	301,897
Ferguson Enterprises Inc 5% 10/3/2034	100,000	97,906
GATX Corp 6.05% 3/15/2034	400,000	423,937
GATX Corp 6.9% 5/1/2034	300,000	335,401
WW Grainger Inc 3.75% 5/15/2046	120,000	97,149
WW Grainger Inc 4.45% 9/15/2034	100,000	96,477
		2,432,944
TOTAL INDUSTRIALS		43,605,627

Information Technology - 2.1%
Communications Equipment - 0.1%
Cisco Systems Inc 4.75% 2/24/2030	260,000	262,745
Cisco Systems Inc 4.85% 2/26/2029	300,000	304,322
Cisco Systems Inc 5.05% 2/26/2034	300,000	304,416
Cisco Systems Inc 5.1% 2/24/2035	260,000	264,336
Cisco Systems Inc 5.3% 2/26/2054	140,000	139,750
Cisco Systems Inc 5.5% 1/15/2040	192,000	198,657
Cisco Systems Inc 5.5% 2/24/2055	130,000	133,311
Cisco Systems Inc 5.9% 2/15/2039	400,000	432,590
Motorola Solutions Inc 2.3% 11/15/2030	330,000	288,421
Motorola Solutions Inc 4.6% 2/23/2028	110,000	110,016
Motorola Solutions Inc 5.4% 4/15/2034	230,000	233,609
		2,672,173
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp 2.2% 9/15/2031	140,000	119,998
Amphenol Corp 5.25% 4/5/2034	180,000	183,356
Amphenol Corp 5.375% 11/15/2054	88,000	87,773
Corning Inc 5.35% 11/15/2048	400,000	386,338
Corning Inc 5.75% 8/15/2040	100,000	102,271
Dell International LLC / EMC Corp 3.375% 12/15/2041	215,000	162,334
Dell International LLC / EMC Corp 4.9% 10/1/2026	450,000	452,013
Dell International LLC / EMC Corp 5.3% 10/1/2029	90,000	91,723
Dell International LLC / EMC Corp 5.75% 2/1/2033	110,000	114,816
Dell International LLC / EMC Corp 8.1% 7/15/2036	310,000	373,707
Dell International LLC / EMC Corp 8.35% 7/15/2046	92,000	119,317
Keysight Technologies Inc 4.95% 10/15/2034	120,000	117,983
Teledyne Technologies Inc 2.25% 4/1/2028	100,000	93,292
Teledyne Technologies Inc 2.75% 4/1/2031	100,000	88,932
Vontier Corp 1.8% 4/1/2026	180,000	173,834
Vontier Corp 2.4% 4/1/2028	70,000	64,535
		2,732,222
IT Services - 0.2%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	430,000	414,200
CDW LLC / CDW Finance Corp 3.569% 12/1/2031	70,000	63,263
CDW LLC / CDW Finance Corp 5.55% 8/22/2034	110,000	109,486
IBM Corporation 1.7% 5/15/2027	800,000	753,884
IBM Corporation 1.95% 5/15/2030	100,000	87,480
IBM Corporation 2.85% 5/15/2040	110,000	81,420
IBM Corporation 2.95% 5/15/2050	100,000	65,333
IBM Corporation 3.43% 2/9/2052	180,000	126,671
IBM Corporation 3.5% 5/15/2029	520,000	497,970
IBM Corporation 4.15% 5/15/2039	450,000	396,626
IBM Corporation 4.5% 2/6/2028	680,000	682,611
IBM Corporation 4.7% 2/19/2046	204,000	183,314
IBM Corporation 5.2% 2/10/2035	420,000	422,132
IBM Corporation 5.6% 11/30/2039	540,000	553,570
IBM Corporation 5.7% 2/10/2055	100,000	100,669
IBM Corporation 5.875% 11/29/2032	120,000	128,055
		4,666,684
Semiconductors & Semiconductor Equipment - 0.6%
Advanced Micro Devices Inc 4.393% 6/1/2052	70,000	60,458
Analog Devices Inc 1.7% 10/1/2028	150,000	136,613
Analog Devices Inc 2.1% 10/1/2031	140,000	120,224
Analog Devices Inc 2.8% 10/1/2041	150,000	110,283
Analog Devices Inc 2.95% 10/1/2051	160,000	106,025
Analog Devices Inc 2.95% 4/1/2025	240,000	239,630
Applied Materials Inc 1.75% 6/1/2030	170,000	147,828
Applied Materials Inc 2.75% 6/1/2050	190,000	123,784
Applied Materials Inc 3.3% 4/1/2027	190,000	186,253
Applied Materials Inc 4.35% 4/1/2047	90,000	78,671
Applied Materials Inc 5.1% 10/1/2035	120,000	122,514
Broadcom Corp / Broadcom Cayman Finance Ltd 3.875% 1/15/2027	770,000	761,687
Broadcom Inc 2.45% 2/15/2031 (c)	160,000	140,561
Broadcom Inc 2.6% 2/15/2033 (c)	100,000	84,630
Broadcom Inc 3.137% 11/15/2035 (c)	290,000	241,758
Broadcom Inc 3.15% 11/15/2025	230,000	227,761
Broadcom Inc 3.187% 11/15/2036 (c)	220,000	181,148
Broadcom Inc 3.419% 4/15/2033 (c)	190,000	169,591
Broadcom Inc 3.459% 9/15/2026	432,000	425,658
Broadcom Inc 3.469% 4/15/2034 (c)	230,000	203,278
Broadcom Inc 3.75% 2/15/2051 (c)	530,000	404,569
Broadcom Inc 4.15% 11/15/2030	250,000	242,139
Broadcom Inc 4.15% 4/15/2032 (c)	100,000	95,251
Broadcom Inc 4.3% 11/15/2032	410,000	392,417
Broadcom Inc 4.55% 2/15/2032	480,000	469,862
Broadcom Inc 4.8% 10/15/2034	480,000	469,947
Broadcom Inc 4.926% 5/15/2037 (c)	200,000	193,997
Broadcom Inc 5% 4/15/2030	292,000	296,512
Broadcom Inc 5.05% 7/12/2029	200,000	202,767
Intel Corp 2% 8/12/2031	50,000	41,670
Intel Corp 2.45% 11/15/2029	720,000	646,621
Intel Corp 2.8% 8/12/2041	220,000	147,088
Intel Corp 3.05% 8/12/2051	50,000	30,416
Intel Corp 3.1% 2/15/2060	210,000	119,319
Intel Corp 3.2% 8/12/2061	100,000	58,291
Intel Corp 3.25% 11/15/2049	180,000	115,808
Intel Corp 3.734% 12/8/2047	110,000	78,256
Intel Corp 4.15% 8/5/2032	110,000	102,734
Intel Corp 4.6% 3/25/2040	110,000	96,251
Intel Corp 4.75% 3/25/2050	390,000	322,472
Intel Corp 4.875% 2/10/2028	1,000,000	1,005,083
Intel Corp 5.05% 8/5/2062	470,000	392,869
Intel Corp 5.2% 2/10/2033	540,000	535,124
Intel Corp 5.7% 2/10/2053	120,000	112,794
Intel Corp 5.9% 2/10/2063	190,000	182,224
KLA Corp 3.3% 3/1/2050	110,000	78,391
KLA Corp 4.1% 3/15/2029	160,000	157,853
KLA Corp 4.65% 7/15/2032	450,000	448,541
KLA Corp 5% 3/15/2049	100,000	95,125
KLA Corp 5.25% 7/15/2062	120,000	115,496
Lam Research Corp 2.875% 6/15/2050	150,000	97,990
Lam Research Corp 3.125% 6/15/2060	50,000	31,884
Lam Research Corp 4% 3/15/2029	210,000	206,402
Marvell Technology Inc 1.65% 4/15/2026	230,000	222,724
Marvell Technology Inc 2.45% 4/15/2028	120,000	112,032
Marvell Technology Inc 5.95% 9/15/2033	70,000	73,732
Microchip Technology Inc 5.05% 3/15/2029	160,000	161,318
Micron Technology Inc 3.366% 11/1/2041	90,000	67,755
Micron Technology Inc 4.663% 2/15/2030	120,000	118,470
Micron Technology Inc 5.3% 1/15/2031	100,000	101,357
Micron Technology Inc 5.327% 2/6/2029	310,000	314,924
Micron Technology Inc 5.375% 4/15/2028	300,000	305,433
Micron Technology Inc 5.8% 1/15/2035	150,000	154,912
Micron Technology Inc 5.875% 9/15/2033	100,000	104,533
NVIDIA Corp 2% 6/15/2031	480,000	416,730
NVIDIA Corp 3.5% 4/1/2040	90,000	76,238
NVIDIA Corp 3.5% 4/1/2050	277,000	213,430
QUALCOMM Inc 2.15% 5/20/2030	380,000	339,037
QUALCOMM Inc 4.3% 5/20/2047	313,000	266,315
QUALCOMM Inc 4.5% 5/20/2052	180,000	155,381
QUALCOMM Inc 4.65% 5/20/2035	150,000	147,558
QUALCOMM Inc 4.8% 5/20/2045	130,000	120,055
Texas Instruments Inc 2.25% 9/4/2029	510,000	465,951
Texas Instruments Inc 2.9% 11/3/2027	160,000	154,671
Texas Instruments Inc 3.875% 3/15/2039	210,000	186,408
Texas Instruments Inc 4.9% 3/14/2033	270,000	273,799
Texas Instruments Inc 5.05% 5/18/2063	210,000	196,126
		16,603,407
Software - 0.7%
Adobe Inc 2.15% 2/1/2027	240,000	230,807
Adobe Inc 4.95% 4/4/2034	160,000	161,851
AppLovin Corp 5.125% 12/1/2029	150,000	151,411
AppLovin Corp 5.5% 12/1/2034	300,000	304,730
Autodesk Inc 2.85% 1/15/2030	140,000	128,805
Cadence Design Systems Inc 4.3% 9/10/2029	180,000	177,870
Cadence Design Systems Inc 4.7% 9/10/2034	90,000	87,824
Fortinet Inc 1% 3/15/2026	210,000	202,280
Microsoft Corp 2.4% 8/8/2026	520,000	507,798
Microsoft Corp 2.5% 9/15/2050	230,000	145,034
Microsoft Corp 2.525% 6/1/2050	1,270,000	807,726
Microsoft Corp 2.675% 6/1/2060	200,000	122,089
Microsoft Corp 2.921% 3/17/2052	170,000	116,487
Microsoft Corp 3.041% 3/17/2062	460,000	303,450
Microsoft Corp 3.3% 2/6/2027	1,650,000	1,625,455
Microsoft Corp 3.45% 8/8/2036	830,000	746,500
Microsoft Corp 3.5% 2/12/2035	180,000	166,769
Microsoft Corp 3.75% 2/12/2045	100,000	86,096
Microsoft Corp 5.3% 2/8/2041	280,000	309,397
Oracle Corp 2.5% 4/1/2025	5,100,000	5,091,105
Oracle Corp 2.65% 7/15/2026	100,000	97,521
Oracle Corp 2.875% 3/25/2031	820,000	734,290
Oracle Corp 3.25% 11/15/2027	600,000	580,515
Oracle Corp 3.25% 5/15/2030	110,000	102,245
Oracle Corp 3.6% 4/1/2040	610,000	486,677
Oracle Corp 3.6% 4/1/2050	210,000	149,911
Oracle Corp 3.8% 11/15/2037	340,000	289,892
Oracle Corp 3.85% 4/1/2060	650,000	457,588
Oracle Corp 3.9% 5/15/2035	100,000	89,413
Oracle Corp 3.95% 3/25/2051	200,000	150,727
Oracle Corp 4% 11/15/2047	388,000	302,228
Oracle Corp 4.1% 3/25/2061	720,000	528,562
Oracle Corp 4.125% 5/15/2045	110,000	88,952
Oracle Corp 4.2% 9/27/2029	500,000	490,347
Oracle Corp 4.3% 7/8/2034	100,000	93,687
Oracle Corp 4.375% 5/15/2055	200,000	159,551
Oracle Corp 4.5% 7/8/2044	120,000	103,012
Oracle Corp 4.7% 9/27/2034	600,000	576,336
Oracle Corp 4.9% 2/6/2033	260,000	256,546
Oracle Corp 5.375% 7/15/2040	270,000	262,621
Oracle Corp 5.375% 9/27/2054	150,000	140,321
Oracle Corp 5.5% 8/3/2035	150,000	153,230
Oracle Corp 6% 8/3/2055	340,000	347,333
Oracle Corp 6.125% 7/8/2039	114,000	120,534
Oracle Corp 6.25% 11/9/2032	150,000	160,703
Roper Technologies Inc 1% 9/15/2025	60,000	58,843
Roper Technologies Inc 1.4% 9/15/2027	60,000	55,439
Roper Technologies Inc 1.75% 2/15/2031	60,000	50,380
Roper Technologies Inc 2% 6/30/2030	400,000	349,150
Roper Technologies Inc 4.9% 10/15/2034	260,000	255,687
Salesforce Inc 1.5% 7/15/2028	140,000	127,835
Salesforce Inc 1.95% 7/15/2031	100,000	85,840
Salesforce Inc 2.9% 7/15/2051	600,000	394,193
Salesforce Inc 3.7% 4/11/2028	140,000	137,743
VMware LLC 1.4% 8/15/2026	690,000	658,437
VMware LLC 4.7% 5/15/2030	100,000	99,157
		20,668,930
Technology Hardware, Storage & Peripherals - 0.4%
Apple Inc 0.7% 2/8/2026	2,500,000	2,418,351
Apple Inc 1.125% 5/11/2025	500,000	496,705
Apple Inc 1.7% 8/5/2031	280,000	238,940
Apple Inc 2.05% 9/11/2026	290,000	281,031
Apple Inc 2.375% 2/8/2041	920,000	654,168
Apple Inc 2.4% 8/20/2050	330,000	201,013
Apple Inc 2.55% 8/20/2060	110,000	65,863
Apple Inc 2.65% 5/11/2050	330,000	212,615
Apple Inc 2.7% 8/5/2051	190,000	121,518
Apple Inc 2.8% 2/8/2061	590,000	361,367
Apple Inc 2.85% 8/5/2061	490,000	303,914
Apple Inc 2.95% 9/11/2049	180,000	124,035
Apple Inc 3% 11/13/2027	890,000	865,057
Apple Inc 3.35% 2/9/2027	240,000	236,704
Apple Inc 3.75% 11/13/2047	90,000	72,706
Apple Inc 3.75% 9/12/2047	110,000	89,144
Apple Inc 4% 5/10/2028	500,000	499,031
Apple Inc 4.3% 5/10/2033	1,000,000	998,153
Apple Inc 4.375% 5/13/2045	510,000	461,091
Apple Inc 4.45% 5/6/2044	100,000	93,667
Apple Inc 4.5% 2/23/2036	110,000	109,781
Apple Inc 4.65% 2/23/2046	201,000	188,966
Hewlett Packard Enterprise Co 1.75% 4/1/2026	180,000	174,823
Hewlett Packard Enterprise Co 4.55% 10/15/2029	270,000	268,071
Hewlett Packard Enterprise Co 4.9% 10/15/2025 (b)	1,108,000	1,108,425
Hewlett Packard Enterprise Co 5% 10/15/2034	270,000	265,718
Hewlett Packard Enterprise Co 5.25% 7/1/2028	140,000	142,774
Hewlett Packard Enterprise Co 5.6% 10/15/2054	350,000	340,634
Hewlett Packard Enterprise Co 6.2% 10/15/2035 (b)	50,000	53,566
HP Inc 2.2% 6/17/2025	190,000	188,594
HP Inc 2.65% 6/17/2031	210,000	183,141
HP Inc 3.4% 6/17/2030	250,000	233,192
HP Inc 4.2% 4/15/2032	140,000	133,073
HP Inc 5.5% 1/15/2033	100,000	102,150
		12,287,981
TOTAL INFORMATION TECHNOLOGY		59,631,397

Materials - 0.5%
Chemicals - 0.3%
Air Products and Chemicals Inc 1.5% 10/15/2025	100,000	98,238
Air Products and Chemicals Inc 2.05% 5/15/2030	40,000	35,369
Air Products and Chemicals Inc 2.7% 5/15/2040	320,000	236,624
Air Products and Chemicals Inc 2.8% 5/15/2050	40,000	25,854
Air Products and Chemicals Inc 4.8% 3/3/2033	120,000	120,254
Albemarle Corp 4.65% 6/1/2027	160,000	159,024
Albemarle Corp 5.05% 6/1/2032	130,000	126,260
CF Industries Inc 5.375% 3/15/2044	240,000	228,084
Dow Chemical Co/The 2.1% 11/15/2030	450,000	389,374
Dow Chemical Co/The 3.6% 11/15/2050	290,000	203,578
Dow Chemical Co/The 4.375% 11/15/2042	100,000	84,304
Dow Chemical Co/The 5.15% 2/15/2034	220,000	218,625
Dow Chemical Co/The 5.25% 11/15/2041	130,000	122,607
Dow Chemical Co/The 5.55% 11/30/2048	80,000	76,669
Dow Chemical Co/The 6.9% 5/15/2053	50,000	55,884
Dow Chemical Co/The 7.375% 11/1/2029	110,000	122,465
DuPont de Nemours Inc 4.493% 11/15/2025	320,000	319,515
DuPont de Nemours Inc 4.725% 11/15/2028	240,000	241,715
DuPont de Nemours Inc 5.319% 11/15/2038	368,000	382,767
Eastman Chemical Co 4.5% 12/1/2028	406,000	403,820
Eastman Chemical Co 4.8% 9/1/2042	80,000	71,772
Ecolab Inc 1.3% 1/30/2031	560,000	466,027
Ecolab Inc 2.125% 8/15/2050	150,000	83,872
Ecolab Inc 5.5% 12/8/2041	100,000	102,461
Huntsman Intl LLC 2.95% 6/15/2031	100,000	85,234
Huntsman Intl LLC 4.5% 5/1/2029	120,000	115,796
International Flavors & Fragrances Inc 4.45% 9/26/2028	130,000	128,547
International Flavors & Fragrances Inc 5% 9/26/2048	90,000	78,530
Linde Inc/CT 2% 8/10/2050	100,000	55,165
Linde Inc/CT 3.2% 1/30/2026	230,000	227,536
LYB International Finance II BV 3.5% 3/2/2027	680,000	666,307
LYB International Finance III LLC 3.375% 10/1/2040	220,000	166,042
LYB International Finance III LLC 3.625% 4/1/2051	110,000	76,577
LYB International Finance III LLC 3.8% 10/1/2060	100,000	69,101
LYB International Finance III LLC 4.2% 5/1/2050	100,000	77,171
LYB International Finance III LLC 5.5% 3/1/2034	130,000	130,452
LYB International Finance III LLC 5.625% 5/15/2033	160,000	164,021
LyondellBasell Industries NV 4.625% 2/26/2055	90,000	73,526
Mosaic Co/The 4.05% 11/15/2027	170,000	167,529
Mosaic Co/The 5.45% 11/15/2033	150,000	152,034
Rohm and Haas Co 7.85% 7/15/2029	120,000	133,184
RPM International Inc 2.95% 1/15/2032	70,000	61,747
RPM International Inc 3.75% 3/15/2027	100,000	98,269
RPM International Inc 4.55% 3/1/2029	120,000	119,446
Sherwin-Williams Co/The 2.95% 8/15/2029	120,000	111,896
Sherwin-Williams Co/The 3.45% 6/1/2027	210,000	205,576
Sherwin-Williams Co/The 3.8% 8/15/2049	80,000	61,177
Sherwin-Williams Co/The 4% 12/15/2042	60,000	49,247
Sherwin-Williams Co/The 4.5% 6/1/2047	200,000	173,602
Sherwin-Williams Co/The 4.8% 9/1/2031	170,000	170,064
Westlake Corp 3.125% 8/15/2051	80,000	51,545
Westlake Corp 3.375% 6/15/2030	210,000	195,742
Westlake Corp 3.6% 8/15/2026	858,000	846,362
		9,086,587
Construction Materials - 0.0%
CRH America Finance Inc 5.4% 5/21/2034	200,000	203,586
CRH America Finance Inc 5.5% 1/9/2035	200,000	204,358
Martin Marietta Materials Inc 2.5% 3/15/2030	110,000	98,913
Martin Marietta Materials Inc 4.25% 12/15/2047	120,000	100,335
Martin Marietta Materials Inc 5.15% 12/1/2034	90,000	89,955
Martin Marietta Materials Inc 5.5% 12/1/2054	90,000	87,924
Vulcan Materials Co 4.7% 3/1/2048	120,000	106,756
Vulcan Materials Co 5.35% 12/1/2034	300,000	304,508
		1,196,335
Containers & Packaging - 0.1%
Amcor Flexibles North America Inc 2.69% 5/25/2031	220,000	193,885
Amcor Flexibles North America Inc 4% 5/17/2025	200,000	199,564
Amcor Group Finance PLC 5.45% 5/23/2029	150,000	153,251
Avery Dennison Corp 2.65% 4/30/2030	140,000	126,426
International Paper Co 5% 9/15/2035	328,000	326,097
International Paper Co 5.15% 5/15/2046	110,000	102,588
International Paper Co 6% 11/15/2041	70,000	73,104
Packaging Corp of America 5.7% 12/1/2033	250,000	259,086
Sonoco Products Co 5% 9/1/2034	270,000	261,692
WRKCo Inc 3.9% 6/1/2028	170,000	166,080
WRKCo Inc 4.9% 3/15/2029	140,000	140,634
		2,002,407
Metals & Mining - 0.1%
Freeport-McMoRan Inc 4.375% 8/1/2028	110,000	108,266
Freeport-McMoRan Inc 4.625% 8/1/2030	190,000	186,315
Freeport-McMoRan Inc 5.45% 3/15/2043	160,000	152,481
Newmont Corp 2.25% 10/1/2030	160,000	140,894
Newmont Corp 2.6% 7/15/2032	120,000	104,100
Newmont Corp 4.875% 3/15/2042	520,000	488,716
Newmont Corp 5.45% 6/9/2044	100,000	98,737
Nucor Corp 2.979% 12/15/2055	110,000	69,163
Nucor Corp 3.125% 4/1/2032	200,000	179,702
Nucor Corp 3.95% 5/23/2025	450,000	449,112
		1,977,486
TOTAL MATERIALS		14,262,815

Real Estate - 1.0%
Diversified REITs - 0.1%
Equinix Europe 2 Financing Corp LLC 5.5% 6/15/2034	310,000	317,816
GLP Capital LP / GLP Financing II Inc 4% 1/15/2031	190,000	177,124
GLP Capital LP / GLP Financing II Inc 5.25% 6/1/2025	310,000	310,000
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	350,000	349,130
Piedmont Operating Partnership LP 3.15% 8/15/2030	100,000	87,281
Store Capital LLC 4.5% 3/15/2028	200,000	196,562
VICI Properties LP 4.75% 2/15/2028	580,000	580,590
VICI Properties LP 5.125% 5/15/2032	140,000	137,933
VICI Properties LP 6.125% 4/1/2054	190,000	193,544
WP Carey Inc 2.4% 2/1/2031	140,000	121,474
WP Carey Inc 2.45% 2/1/2032	130,000	110,364
		2,581,818
Health Care REITs - 0.1%
Alexandria Real Estate Equities Inc 2% 5/18/2032	370,000	302,716
Alexandria Real Estate Equities Inc 3.375% 8/15/2031	340,000	311,310
Alexandria Real Estate Equities Inc 3.95% 1/15/2027	395,000	390,649
Alexandria Real Estate Equities Inc 4.5% 7/30/2029	100,000	98,921
Alexandria Real Estate Equities Inc 4.85% 4/15/2049	140,000	124,137
Alexandria Real Estate Equities Inc 5.625% 5/15/2054	150,000	147,203
Healthpeak OP LLC 2.875% 1/15/2031	430,000	385,533
Healthpeak OP LLC 3% 1/15/2030	320,000	295,317
Omega Healthcare Investors Inc 3.375% 2/1/2031	110,000	99,524
Omega Healthcare Investors Inc 4.5% 4/1/2027	140,000	139,231
Omega Healthcare Investors Inc 4.75% 1/15/2028	201,000	200,532
Ventas Realty LP 4% 3/1/2028	184,000	180,800
Ventas Realty LP 4.875% 4/15/2049	160,000	143,855
Ventas Realty LP 5% 1/15/2035	130,000	127,175
Welltower OP LLC 2.05% 1/15/2029	390,000	355,018
Welltower OP LLC 2.75% 1/15/2032	490,000	427,096
Welltower OP LLC 4.25% 4/15/2028	174,000	172,242
		3,901,259
Industrial REITs - 0.1%
LXP Industrial Trust 6.75% 11/15/2028	130,000	137,840
Prologis LP 1.625% 3/15/2031	150,000	125,660
Prologis LP 1.75% 2/1/2031	340,000	288,616
Prologis LP 2.125% 10/15/2050	100,000	54,991
Prologis LP 2.125% 4/15/2027	170,000	162,131
Prologis LP 2.875% 11/15/2029	370,000	344,381
Prologis LP 4.625% 1/15/2033	100,000	98,448
Prologis LP 4.875% 6/15/2028	100,000	101,306
Prologis LP 5.125% 1/15/2034	100,000	100,842
Prologis LP 5.25% 3/15/2054	140,000	136,073
Prologis LP 5.25% 6/15/2053	100,000	97,107
		1,647,395
Office REITs - 0.1%
Boston Properties LP 2.55% 4/1/2032	160,000	132,223
Boston Properties LP 2.75% 10/1/2026	100,000	96,825
Boston Properties LP 3.25% 1/30/2031	227,000	203,659
Boston Properties LP 3.4% 6/21/2029	230,000	214,901
Boston Properties LP 3.65% 2/1/2026	130,000	128,466
Boston Properties LP 4.5% 12/1/2028	280,000	275,220
Boston Properties LP 5.75% 1/15/2035	130,000	129,147
COPT Defense Properties LP 2.75% 4/15/2031	110,000	94,708
Highwoods Realty LP 4.125% 3/15/2028	140,000	136,414
Highwoods Realty LP 4.2% 4/15/2029	170,000	163,523
Kilroy Realty LP 2.65% 11/15/2033	100,000	78,183
Kilroy Realty LP 6.25% 1/15/2036	70,000	70,296
		1,723,565
Real Estate Management & Development - 0.1%
CBRE Services Inc 5.5% 4/1/2029	140,000	143,572
CBRE Services Inc 5.95% 8/15/2034	100,000	104,653
Digital Realty Trust LP 3.7% 8/15/2027	370,000	362,173
Essex Portfolio LP 2.65% 3/15/2032	320,000	276,296
Essex Portfolio LP 3% 1/15/2030	230,000	211,784
Essex Portfolio LP 5.375% 4/1/2035	90,000	90,958
Extra Space Storage LP 3.9% 4/1/2029	520,000	503,262
Extra Space Storage LP 4% 6/15/2029	80,000	77,628
Extra Space Storage LP 5.35% 1/15/2035	130,000	130,937
Extra Space Storage LP 5.4% 2/1/2034	100,000	101,279
Mid-America Apartments LP 2.875% 9/15/2051	65,000	42,212
Mid-America Apartments LP 4.2% 6/15/2028	260,000	256,940
Mid-America Apartments LP 5% 3/15/2034	50,000	49,771
Tanger Properties LP 3.125% 9/1/2026	100,000	97,734
		2,449,199
Residential REITs - 0.1%
American Homes 4 Rent LP 3.375% 7/15/2051	170,000	116,531
American Homes 4 Rent LP 5.5% 2/1/2034	90,000	91,353
AvalonBay Communities Inc 2.3% 3/1/2030	408,000	366,308
AvalonBay Communities Inc 3.35% 5/15/2027	170,000	166,020
AvalonBay Communities Inc 5.3% 12/7/2033	100,000	102,241
Camden Property Trust 2.8% 5/15/2030	170,000	155,583
Camden Property Trust 3.15% 7/1/2029	190,000	179,112
ERP Operating LP 1.85% 8/1/2031	240,000	203,163
ERP Operating LP 2.5% 2/15/2030	160,000	144,348
ERP Operating LP 3.5% 3/1/2028	160,000	155,549
Invitation Homes Operating Partnership LP 2.3% 11/15/2028	170,000	156,088
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	110,000	103,263
Invitation Homes Operating Partnership LP 5.5% 8/15/2033	160,000	162,568
Sun Communities Operating LP 2.3% 11/1/2028	170,000	156,584
Sun Communities Operating LP 2.7% 7/15/2031	100,000	86,855
Sun Communities Operating LP 5.5% 1/15/2029	170,000	173,991
UDR Inc 2.1% 6/15/2033	100,000	79,274
UDR Inc 3% 8/15/2031	250,000	223,806
UDR Inc 3.2% 1/15/2030	100,000	93,062
		2,915,699
Retail REITs - 0.2%
Agree LP 2.9% 10/1/2030	100,000	90,172
Agree LP 4.8% 10/1/2032	170,000	166,596
Brixmor Operating Partnership LP 4.05% 7/1/2030	48,000	46,034
Brixmor Operating Partnership LP 4.125% 5/15/2029	44,000	42,761
Brixmor Operating Partnership LP 4.125% 6/15/2026	170,000	168,813
Brixmor Operating Partnership LP 5.5% 2/15/2034	190,000	192,783
Federal Realty OP LP 1.25% 2/15/2026	200,000	193,612
Federal Realty OP LP 5.375% 5/1/2028	290,000	295,613
Kimco Realty OP LLC 1.9% 3/1/2028	610,000	564,132
Kimco Realty OP LLC 2.8% 10/1/2026	216,000	210,561
Kimco Realty OP LLC 4.6% 2/1/2033	120,000	116,468
Kimco Realty OP LLC 4.85% 3/1/2035	200,000	194,215
Kite Realty Group LP 5.5% 3/1/2034	70,000	70,932
NNN REIT Inc 3% 4/15/2052	200,000	125,718
NNN REIT Inc 3.6% 12/15/2026	530,000	522,774
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	110,000	105,721
Realty Income Corp 2.85% 12/15/2032	338,000	291,791
Realty Income Corp 3% 1/15/2027	640,000	622,686
Realty Income Corp 3.2% 2/15/2031	160,000	146,515
Realty Income Corp 3.25% 1/15/2031	238,000	219,315
Realty Income Corp 4.9% 7/15/2033	150,000	148,045
Regency Centers LP 3.7% 6/15/2030	150,000	142,325
Regency Centers LP 5.1% 1/15/2035	200,000	198,797
Regency Centers LP 5.25% 1/15/2034	130,000	131,087
Simon Property Group LP 2.2% 2/1/2031	250,000	217,170
Simon Property Group LP 2.65% 2/1/2032	130,000	113,004
Simon Property Group LP 2.65% 7/15/2030	138,000	125,086
Simon Property Group LP 3.375% 12/1/2027	150,000	146,100
Simon Property Group LP 3.5% 9/1/2025	230,000	228,692
Simon Property Group LP 4.25% 10/1/2044	120,000	101,208
Simon Property Group LP 4.25% 11/30/2046	116,000	98,258
Simon Property Group LP 4.75% 3/15/2042	110,000	101,067
Simon Property Group LP 4.75% 9/26/2034	120,000	116,034
Simon Property Group LP 5.85% 3/8/2053	130,000	135,401
Simon Property Group LP 6.25% 1/15/2034	160,000	172,725
		6,562,211
Specialized REITs - 0.2%
American Tower Corp 1.3% 9/15/2025	120,000	117,802
American Tower Corp 2.1% 6/15/2030	120,000	104,695
American Tower Corp 2.7% 4/15/2031	360,000	318,076
American Tower Corp 3.1% 6/15/2050	120,000	79,494
American Tower Corp 3.125% 1/15/2027	950,000	924,453
American Tower Corp 3.6% 1/15/2028	70,000	68,138
American Tower Corp 3.7% 10/15/2049	150,000	112,289
American Tower Corp 3.8% 8/15/2029	100,000	96,026
American Tower Corp 5.25% 7/15/2028	470,000	478,985
American Tower Corp 5.4% 1/31/2035	30,000	30,441
American Tower Corp 5.65% 3/15/2033	370,000	381,682
Crown Castle Inc 1.35% 7/15/2025	90,000	88,780
Crown Castle Inc 2.25% 1/15/2031	100,000	86,111
Crown Castle Inc 3.25% 1/15/2051	190,000	128,418
Crown Castle Inc 3.3% 7/1/2030	480,000	443,854
Crown Castle Inc 3.65% 9/1/2027	464,000	452,046
Crown Castle Inc 5.1% 5/1/2033	280,000	278,429
Crown Castle Inc 5.2% 9/1/2034	330,000	327,539
CubeSmart LP 3% 2/15/2030	210,000	192,556
EPR Properties 4.5% 6/1/2027	210,000	207,575
EPR Properties 4.75% 12/15/2026	130,000	129,371
Equinix Inc 1.45% 5/15/2026	200,000	192,829
Equinix Inc 2.5% 5/15/2031	210,000	183,120
Public Storage Operating Co 5.1% 8/1/2033	430,000	436,203
Weyerhaeuser Co 4% 11/15/2029	270,000	261,278
Weyerhaeuser Co 6.95% 10/1/2027	150,000	158,634
		6,278,824
TOTAL REAL ESTATE		28,059,970

Utilities - 2.4%
Electric Utilities - 1.9%
AEP Texas Inc 3.45% 5/15/2051	70,000	48,362
AEP Texas Inc 3.8% 10/1/2047	80,000	59,611
AEP Texas Inc 4.15% 5/1/2049	120,000	93,847
AEP Transmission Co LLC 2.75% 8/15/2051	100,000	62,500
AEP Transmission Co LLC 3.65% 4/1/2050	139,000	103,819
AEP Transmission Co LLC 5.4% 3/15/2053	100,000	98,351
Alabama Power Co 1.45% 9/15/2030	800,000	678,618
Alabama Power Co 3% 3/15/2052	170,000	111,295
Alabama Power Co 3.45% 10/1/2049	330,000	238,955
Alabama Power Co 5.85% 11/15/2033	190,000	200,567
American Electric Power Co Inc 2.3% 3/1/2030	120,000	106,274
American Electric Power Co Inc 3.25% 3/1/2050	174,000	115,909
American Electric Power Co Inc 4.3% 12/1/2028	194,000	191,602
American Electric Power Co Inc 6.95% 12/15/2054 (b)	140,000	143,075
Appalachian Power Co 4.5% 8/1/2032	140,000	134,119
Appalachian Power Co 5.65% 4/1/2034	120,000	122,104
Appalachian Power Co 7% 4/1/2038	100,000	111,191
Arizona Public Service Co 2.6% 8/15/2029	160,000	146,786
Arizona Public Service Co 3.35% 5/15/2050	200,000	139,773
Arizona Public Service Co 4.2% 8/15/2048	100,000	80,918
Arizona Public Service Co 5.55% 8/1/2033	160,000	163,060
Avangrid Inc 3.2% 4/15/2025	170,000	169,581
Baltimore Gas and Electric Co 2.9% 6/15/2050	120,000	77,374
Baltimore Gas and Electric Co 3.75% 8/15/2047	210,000	162,312
Baltimore Gas and Electric Co 5.3% 6/1/2034	230,000	233,929
CenterPoint Energy Houston Electric LLC 2.9% 7/1/2050	100,000	65,028
CenterPoint Energy Houston Electric LLC 3.35% 4/1/2051	70,000	49,623
CenterPoint Energy Houston Electric LLC 4.25% 2/1/2049	185,000	153,788
CenterPoint Energy Houston Electric LLC 4.8% 3/15/2030	250,000	251,170
CenterPoint Energy Houston Electric LLC 4.95% 4/1/2033	330,000	328,964
Cleco Corporate Holdings LLC 4.973% 5/1/2046	50,000	43,662
Commonwealth Edison Co 2.55% 6/15/2026	470,000	459,863
Commonwealth Edison Co 2.75% 9/1/2051	330,000	204,857
Commonwealth Edison Co 3% 3/1/2050	200,000	132,627
Commonwealth Edison Co 3.2% 11/15/2049	120,000	82,508
Commonwealth Edison Co 4% 3/1/2048	208,000	166,405
Commonwealth Edison Co 6.45% 1/15/2038	240,000	265,051
Connecticut Light and Power Co/The 4% 4/1/2048	60,000	48,105
Connecticut Light and Power Co/The 4.15% 6/1/2045	100,000	83,959
Connecticut Light and Power Co/The 5.25% 1/15/2053	120,000	116,544
Consolidated Edison Co of New York Inc 3.35% 4/1/2030	270,000	254,645
Consolidated Edison Co of New York Inc 3.7% 11/15/2059	240,000	170,177
Consolidated Edison Co of New York Inc 3.85% 6/15/2046	100,000	78,974
Consolidated Edison Co of New York Inc 3.95% 4/1/2050	245,000	195,144
Consolidated Edison Co of New York Inc 4.5% 5/15/2058	220,000	182,404
Consolidated Edison Co of New York Inc 4.65% 12/1/2048	385,000	337,951
Consolidated Edison Co of New York Inc 5.2% 3/1/2033	330,000	336,675
Consolidated Edison Co of New York Inc 6.15% 11/15/2052	150,000	161,082
Consolidated Edison Co of New York Inc 6.2% 6/15/2036	300,000	325,302
Consolidated Edison Co of New York Inc 6.75% 4/1/2038	110,000	124,790
Dayton Power & Light Co/The 3.95% 6/15/2049	55,000	42,055
Dominion Energy South Carolina Inc 2.3% 12/1/2031	230,000	197,810
Dominion Energy South Carolina Inc 5.1% 6/1/2065	60,000	54,211
Dominion Energy South Carolina Inc 5.3% 1/15/2035	150,000	152,919
Dominion Energy South Carolina Inc 5.3% 5/15/2033	100,000	102,236
DTE Electric Co 2.95% 3/1/2050	80,000	54,142
DTE Electric Co 3% 3/1/2032	180,000	161,609
DTE Electric Co 3.25% 4/1/2051	240,000	169,868
DTE Electric Co 3.65% 3/1/2052	190,000	144,022
DTE Electric Co 3.95% 3/1/2049	56,000	45,395
DTE Electric Co 4.05% 5/15/2048	100,000	83,008
DTE Electric Co 5.2% 3/1/2034	110,000	111,689
Duke Energy Carolinas LLC 3.2% 8/15/2049	120,000	82,876
Duke Energy Carolinas LLC 3.7% 12/1/2047	360,000	277,341
Duke Energy Carolinas LLC 3.75% 6/1/2045	150,000	119,086
Duke Energy Carolinas LLC 3.875% 3/15/2046	240,000	193,041
Duke Energy Carolinas LLC 3.95% 3/15/2048	210,000	167,297
Duke Energy Carolinas LLC 4% 9/30/2042	179,000	149,232
Duke Energy Carolinas LLC 4.25% 12/15/2041	130,000	112,859
Duke Energy Corp 2.45% 6/1/2030	200,000	177,575
Duke Energy Corp 3.15% 8/15/2027	352,000	340,771
Duke Energy Corp 3.3% 6/15/2041	515,000	389,060
Duke Energy Corp 3.75% 9/1/2046	110,000	83,340
Duke Energy Corp 4.2% 6/15/2049	310,000	245,833
Duke Energy Corp 5% 8/15/2052	100,000	89,249
Duke Energy Corp 5.45% 6/15/2034	140,000	142,704
Duke Energy Corp 6.45% 9/1/2054 (b)	150,000	151,358
Duke Energy Florida LLC 3.2% 1/15/2027	240,000	235,207
Duke Energy Florida LLC 4.2% 7/15/2048	140,000	116,377
Duke Energy Florida LLC 6.4% 6/15/2038	360,000	398,499
Duke Energy Indiana LLC 6.35% 8/15/2038	170,000	186,121
Duke Energy Indiana LLC 6.45% 4/1/2039	110,000	121,509
Duke Energy Ohio Inc 2.125% 6/1/2030	210,000	184,636
Duke Energy Ohio Inc 3.65% 2/1/2029	210,000	203,334
Duke Energy Ohio Inc 4.3% 2/1/2049	65,000	53,430
Duke Energy Progress LLC 2% 8/15/2031	270,000	229,177
Duke Energy Progress LLC 3.45% 3/15/2029	600,000	577,834
Duke Energy Progress LLC 4.1% 5/15/2042	130,000	109,836
Duke Energy Progress LLC 4.15% 12/1/2044	220,000	184,220
Duke Energy Progress LLC 4.2% 8/15/2045	180,000	151,059
Duke Energy Progress LLC 5.25% 3/15/2033	100,000	101,918
Edison International 4.125% 3/15/2028	320,000	304,835
Edison International 6.95% 11/15/2029	70,000	72,231
Entergy Arkansas LLC 3.35% 6/15/2052	100,000	69,546
Entergy Arkansas LLC 5.3% 9/15/2033	70,000	71,920
Entergy Corp 0.9% 9/15/2025	500,000	489,873
Entergy Corp 2.4% 6/15/2031	120,000	103,431
Entergy Corp 3.75% 6/15/2050	190,000	138,731
Entergy Louisiana LLC 3.12% 9/1/2027	490,000	475,058
Entergy Louisiana LLC 4% 3/15/2033	190,000	178,014
Entergy Louisiana LLC 4.2% 9/1/2048	200,000	162,661
Entergy Louisiana LLC 5.7% 3/15/2054	350,000	355,192
Entergy Mississippi LLC 5% 9/1/2033	100,000	100,194
Entergy Mississippi LLC 5.85% 6/1/2054	80,000	82,701
Entergy Tex Inc 3.55% 9/30/2049	294,000	212,944
Entergy Tex Inc 5.25% 4/15/2035	60,000	60,298
Eversource Energy 1.65% 8/15/2030	100,000	84,753
Eversource Energy 2.55% 3/15/2031	200,000	174,438
Eversource Energy 3.45% 1/15/2050	120,000	85,183
Eversource Energy 4.75% 5/15/2026	270,000	270,517
Eversource Energy 5.45% 3/1/2028	250,000	255,115
Eversource Energy 5.95% 7/15/2034	110,000	114,487
Exelon Corp 3.35% 3/15/2032	190,000	171,506
Exelon Corp 3.95% 6/15/2025	163,000	162,514
Exelon Corp 4.05% 4/15/2030	650,000	628,523
Exelon Corp 4.45% 4/15/2046	125,000	105,143
Exelon Corp 4.7% 4/15/2050	110,000	94,054
Exelon Corp 5.1% 6/15/2045	160,000	148,104
Exelon Corp 5.875% 3/15/2055	110,000	111,132
FirstEnergy Corp 1.6% 1/15/2026	97,000	94,432
FirstEnergy Corp 2.25% 9/1/2030	150,000	130,658
FirstEnergy Corp 4.85% 7/15/2047 (e)	150,000	131,285
Florida Power & Light Co 2.875% 12/4/2051	190,000	122,888
Florida Power & Light Co 3.95% 3/1/2048	160,000	128,793
Florida Power & Light Co 3.99% 3/1/2049	133,000	107,907
Florida Power & Light Co 4.05% 10/1/2044	170,000	142,781
Florida Power & Light Co 4.05% 6/1/2042	210,000	178,642
Florida Power & Light Co 4.125% 2/1/2042	405,000	348,055
Florida Power & Light Co 5.3% 6/15/2034	300,000	307,538
Florida Power & Light Co 5.6% 6/15/2054	130,000	132,982
Florida Power & Light Co 5.625% 4/1/2034	140,000	147,144
Georgia Power Co 2.65% 9/15/2029	640,000	590,459
Georgia Power Co 4.65% 5/16/2028	170,000	170,812
Georgia Power Co 4.95% 5/17/2033	340,000	338,024
Georgia Power Co 5.2% 3/15/2035	440,000	442,985
Georgia Power Co 5.25% 3/15/2034	100,000	101,199
Indiana Michigan Power Co 3.25% 5/1/2051	80,000	54,400
Indiana Michigan Power Co 3.75% 7/1/2047	120,000	91,728
Interstate Power and Light Co 2.3% 6/1/2030	104,000	91,811
Interstate Power and Light Co 4.1% 9/26/2028	260,000	255,889
IPALCO Enterprises Inc 5.75% 4/1/2034	70,000	71,575
ITC Holdings Corp 3.25% 6/30/2026	220,000	215,954
ITC Holdings Corp 5.3% 7/1/2043	35,000	33,497
Jersey Central Power & Light Co 5.1% 1/15/2035 (c)	120,000	119,168
Kentucky Utilities Co 5.125% 11/1/2040	170,000	165,260
Louisville Gas and Electric Co 4.25% 4/1/2049	60,000	49,094
MidAmerican Energy Co 3.65% 8/1/2048	280,000	215,180
MidAmerican Energy Co 3.95% 8/1/2047	100,000	80,435
MidAmerican Energy Co 4.25% 7/15/2049	100,000	83,405
MidAmerican Energy Co 5.35% 1/15/2034	200,000	205,807
MidAmerican Energy Co 5.8% 10/15/2036	110,000	116,421
Mississippi Power Co 3.95% 3/30/2028	120,000	118,452
Mississippi Power Co 4.25% 3/15/2042	50,000	43,012
Nevada Power Co 3.125% 8/1/2050	150,000	99,241
Nevada Power Co 6% 3/15/2054	70,000	73,680
NextEra Energy Capital Holdings Inc 1.875% 1/15/2027	300,000	285,835
NextEra Energy Capital Holdings Inc 2.44% 1/15/2032	400,000	341,486
NextEra Energy Capital Holdings Inc 3% 1/15/2052	110,000	70,287
NextEra Energy Capital Holdings Inc 4.9% 2/28/2028	900,000	908,442
NextEra Energy Capital Holdings Inc 5% 7/15/2032	80,000	80,021
NextEra Energy Capital Holdings Inc 5.45% 3/15/2035	240,000	242,736
NextEra Energy Capital Holdings Inc 5.55% 3/15/2054	140,000	135,879
NextEra Energy Capital Holdings Inc 5.749% 9/1/2025	310,000	311,451
NextEra Energy Capital Holdings Inc 5.9% 3/15/2055	120,000	122,368
NextEra Energy Capital Holdings Inc 6.051% 3/1/2025	1,820,000	1,820,398
NextEra Energy Capital Holdings Inc 6.75% 6/15/2054 (b)	330,000	338,248
Northern States Power Co/MN 2.6% 6/1/2051	187,000	114,291
Northern States Power Co/MN 3.2% 4/1/2052	80,000	54,816
Northern States Power Co/MN 4% 8/15/2045	110,000	90,648
NSTAR Electric Co 3.1% 6/1/2051	100,000	67,456
NSTAR Electric Co 4.95% 9/15/2052	100,000	92,356
NSTAR Electric Co 5.2% 3/1/2035	210,000	210,726
Oglethorpe Power Corp 3.75% 8/1/2050	100,000	72,581
Oglethorpe Power Corp 5.05% 10/1/2048	50,000	45,656
Oglethorpe Power Corp 5.8% 6/1/2054 (c)	100,000	101,674
Oglethorpe Power Corp 5.95% 11/1/2039	110,000	113,797
Ohio Power Co 4% 6/1/2049	100,000	77,945
Ohio Power Co 5% 6/1/2033	100,000	98,542
Oncor Electric Delivery Co LLC 3.1% 9/15/2049	100,000	67,208
Oncor Electric Delivery Co LLC 3.75% 4/1/2045	100,000	78,805
Oncor Electric Delivery Co LLC 3.8% 6/1/2049	390,000	298,936
Oncor Electric Delivery Co LLC 4.1% 11/15/2048	100,000	80,780
Oncor Electric Delivery Co LLC 4.55% 9/15/2032	150,000	146,387
Oncor Electric Delivery Co LLC 4.6% 6/1/2052	150,000	129,398
Oncor Electric Delivery Co LLC 5.55% 6/15/2054	100,000	98,980
Oncor Electric Delivery Co LLC 5.75% 3/15/2029	230,000	239,634
Pacific Gas and Electric Co 2.5% 2/1/2031	445,000	383,485
Pacific Gas and Electric Co 3.15% 1/1/2026	110,000	108,342
Pacific Gas and Electric Co 3.3% 8/1/2040	100,000	74,841
Pacific Gas and Electric Co 3.5% 6/15/2025	506,000	503,478
Pacific Gas and Electric Co 4.2% 3/1/2029	200,000	193,641
Pacific Gas and Electric Co 4.55% 7/1/2030	753,000	728,470
Pacific Gas and Electric Co 4.75% 2/15/2044	370,000	316,631
Pacific Gas and Electric Co 4.95% 7/1/2050	230,000	198,415
Pacific Gas and Electric Co 5.25% 3/1/2052	230,000	205,658
Pacific Gas and Electric Co 5.8% 5/15/2034	120,000	122,164
Pacific Gas and Electric Co 5.9% 6/15/2032	300,000	307,627
Pacific Gas and Electric Co 6.1% 1/15/2029	860,000	886,821
Pacific Gas and Electric Co 6.15% 1/15/2033	100,000	103,775
Pacific Gas and Electric Co 6.7% 4/1/2053	90,000	96,668
Pacific Gas and Electric Co 6.75% 1/15/2053	340,000	366,064
PacifiCorp 2.9% 6/15/2052	100,000	61,229
PacifiCorp 4.15% 2/15/2050	250,000	197,120
PacifiCorp 5.3% 2/15/2031	110,000	111,872
PacifiCorp 5.35% 12/1/2053	100,000	93,556
PacifiCorp 5.8% 1/15/2055	270,000	269,148
PacifiCorp 6% 1/15/2039	330,000	342,452
PECO Energy Co 3.7% 9/15/2047	220,000	170,812
PECO Energy Co 4.6% 5/15/2052	210,000	184,706
PECO Energy Co 4.9% 6/15/2033	230,000	229,767
PG&E Wildfire Recovery Funding LLC 5.099% 6/1/2054	150,000	144,147
PG&E Wildfire Recovery Funding LLC 5.212% 12/1/2049	260,000	253,539
Potomac Electric Power Co 4.15% 3/15/2043	110,000	93,483
Potomac Electric Power Co 6.5% 11/15/2037	60,000	67,425
PPL Capital Funding Inc 4% 9/15/2047	90,000	68,670
PPL Electric Utilities Corp 3% 10/1/2049	70,000	47,646
PPL Electric Utilities Corp 5% 5/15/2033	100,000	100,977
PPL Electric Utilities Corp 5.25% 5/15/2053	100,000	98,559
Progress Energy Inc 7.75% 3/1/2031	240,000	275,004
Public Service Co of Colorado 3.2% 3/1/2050	210,000	142,959
Public Service Co of Colorado 5.25% 4/1/2053	120,000	113,678
Public Service Co of Colorado 6.25% 9/1/2037	130,000	141,215
Public Service Co of New Hampshire 5.35% 10/1/2033	140,000	143,533
Public Service Co of Oklahoma 5.2% 1/15/2035	160,000	158,198
Public Service Co of Oklahoma 5.25% 1/15/2033	100,000	100,455
Public Service Electric and Gas Co 2.45% 1/15/2030	80,000	72,618
Public Service Electric and Gas Co 3% 5/15/2025	220,000	219,215
Public Service Electric and Gas Co 3.15% 1/1/2050	300,000	208,563
Public Service Electric and Gas Co 3.2% 8/1/2049	110,000	77,239
Public Service Electric and Gas Co 3.65% 9/1/2042	130,000	103,995
Public Service Electric and Gas Co 3.7% 5/1/2028	120,000	117,461
Public Service Electric and Gas Co 5.2% 8/1/2033	190,000	193,589
Public Service Electric and Gas Co 5.3% 8/1/2054	130,000	126,596
Public Service Electric and Gas Co 5.45% 8/1/2053	170,000	170,119
Puget Sound Energy Inc 4.223% 6/15/2048	70,000	58,003
Puget Sound Energy Inc 4.3% 5/20/2045	180,000	149,889
Puget Sound Energy Inc 5.33% 6/15/2034	250,000	254,615
Southern California Edison Co 2.95% 2/1/2051	250,000	156,189
Southern California Edison Co 3.65% 2/1/2050	410,000	290,717
Southern California Edison Co 3.65% 6/1/2051	110,000	77,062
Southern California Edison Co 3.9% 3/15/2043	230,000	178,889
Southern California Edison Co 4.05% 3/15/2042	160,000	127,691
Southern California Edison Co 4.125% 3/1/2048	285,000	218,944
Southern California Edison Co 4.65% 10/1/2043	158,000	135,424
Southern California Edison Co 4.9% 6/1/2026	410,000	410,262
Southern California Edison Co 5.75% 4/15/2054	170,000	163,434
Southern California Edison Co 6.05% 3/15/2039	100,000	101,909
Southern Co/The 3.25% 7/1/2026	765,000	752,443
Southern Co/The 3.7% 4/30/2030	150,000	142,680
Southern Co/The 4% 1/15/2051 (b)	340,000	335,895
Southern Co/The 4.4% 7/1/2046	383,000	322,687
Southern Co/The 6.375% 3/15/2055 (b)	40,000	40,261
Southwestern Electric Power Co 3.25% 11/1/2051	65,000	43,212
Southwestern Electric Power Co 3.85% 2/1/2048	70,000	52,531
Southwestern Electric Power Co 5.3% 4/1/2033	190,000	191,121
Southwestern Public Service Co 4.5% 8/15/2041	160,000	140,858
Tampa Electric Co 4.3% 6/15/2048	60,000	49,955
Tampa Electric Co 4.45% 6/15/2049	140,000	119,725
Tampa Electric Co 4.9% 3/1/2029	170,000	171,649
Tucson Electric Power Co 1.5% 8/1/2030	100,000	84,631
Tucson Electric Power Co 5.5% 4/15/2053	90,000	88,844
Union Electric Co 2.625% 3/15/2051	140,000	86,551
Union Electric Co 2.95% 3/15/2030	170,000	157,036
Union Electric Co 3.9% 4/1/2052	120,000	94,332
Union Electric Co 5.45% 3/15/2053	100,000	98,436
Virginia Electric and Power Co 2.4% 3/30/2032	110,000	94,141
Virginia Electric and Power Co 2.45% 12/15/2050	200,000	115,542
Virginia Electric and Power Co 3.8% 4/1/2028	90,000	88,246
Virginia Electric and Power Co 3.8% 9/15/2047	180,000	139,795
Virginia Electric and Power Co 4.6% 12/1/2048	208,000	181,356
Virginia Electric and Power Co 4.625% 5/15/2052	100,000	86,588
Virginia Electric and Power Co 5% 4/1/2033	100,000	99,303
Virginia Electric and Power Co 5.05% 8/15/2034	300,000	298,623
Virginia Electric and Power Co 5.3% 8/15/2033	240,000	243,365
Virginia Electric and Power Co 5.45% 4/1/2053	80,000	77,840
Virginia Electric and Power Co 6% 5/15/2037	120,000	126,980
Virginia Electric and Power Co 8.875% 11/15/2038	160,000	212,408
Wisconsin Electric Power Co 1.7% 6/15/2028	490,000	450,503
Wisconsin Electric Power Co 5.05% 10/1/2054	110,000	102,979
Wisconsin Power and Light Co 3.95% 9/1/2032	120,000	113,269
Wisconsin Power and Light Co 4.95% 4/1/2033	170,000	168,964
Wisconsin Public Service Corp 2.85% 12/1/2051	150,000	96,637
Xcel Energy Inc 3.35% 12/1/2026	316,000	309,292
Xcel Energy Inc 3.4% 6/1/2030	73,000	68,006
Xcel Energy Inc 3.5% 12/1/2049	100,000	70,440
Xcel Energy Inc 5.45% 8/15/2033	70,000	70,674
		51,334,882
Gas Utilities - 0.1%
Atmos Energy Corp 2.85% 2/15/2052	100,000	63,887
Atmos Energy Corp 3.375% 9/15/2049	200,000	143,674
Atmos Energy Corp 4.125% 10/15/2044	210,000	176,393
Atmos Energy Corp 5.45% 10/15/2032	140,000	146,075
Atmos Energy Corp 5.9% 11/15/2033	150,000	159,237
CenterPoint Energy Resources Corp 1.75% 10/1/2030	100,000	85,322
CenterPoint Energy Resources Corp 4.4% 7/1/2032	80,000	77,211
CenterPoint Energy Resources Corp 5.4% 3/1/2033	120,000	122,606
CenterPoint Energy Resources Corp 5.4% 7/1/2034	160,000	162,852
Eastern Energy Gas Holdings LLC 5.8% 1/15/2035	300,000	311,429
Eastern Energy Gas Holdings LLC 6.2% 1/15/2055	300,000	319,323
ONE Gas Inc 2% 5/15/2030	260,000	228,515
Piedmont Natural Gas Co Inc 2.5% 3/15/2031	220,000	191,774
Piedmont Natural Gas Co Inc 3.35% 6/1/2050	100,000	68,731
Southern California Gas Co 2.55% 2/1/2030	210,000	189,942
Southern California Gas Co 3.75% 9/15/2042	50,000	39,612
Southern California Gas Co 4.3% 1/15/2049	130,000	107,069
Southern California Gas Co 5.05% 9/1/2034	100,000	99,239
Southern California Gas Co 5.2% 6/1/2033	310,000	312,213
Southern Co Gas Capital Corp 3.15% 9/30/2051	250,000	165,238
Southern Co Gas Capital Corp 3.95% 10/1/2046	120,000	94,583
Southern Co Gas Capital Corp 5.75% 9/15/2033	100,000	103,701
Southwest Gas Corp 3.18% 8/15/2051	100,000	66,023
Southwest Gas Corp 5.45% 3/23/2028	165,000	168,186
		3,602,835
Independent Power and Renewable Electricity Producers - 0.0%
AES Corp/The 2.45% 1/15/2031	100,000	85,617
AES Corp/The 5.45% 6/1/2028	110,000	111,912
Constellation Energy Generation LLC 3.25% 6/1/2025	100,000	99,565
Constellation Energy Generation LLC 5.6% 6/15/2042	200,000	195,979
Constellation Energy Generation LLC 5.8% 3/1/2033	100,000	103,729
Constellation Energy Generation LLC 6.125% 1/15/2034	50,000	52,880
Constellation Energy Generation LLC 6.5% 10/1/2053	180,000	193,599
Southern Power Co 5.25% 7/15/2043	90,000	85,379
		928,660
Multi-Utilities - 0.4%
Ameren Corp 3.5% 1/15/2031	250,000	232,614
Ameren Illinois Co 4.5% 3/15/2049	210,000	182,538
Ameren Illinois Co 4.95% 6/1/2033	90,000	90,214
Ameren Illinois Co 5.55% 7/1/2054	160,000	162,124
Berkshire Hathaway Energy Co 1.65% 5/15/2031	160,000	133,225
Berkshire Hathaway Energy Co 2.85% 5/15/2051	120,000	74,935
Berkshire Hathaway Energy Co 3.25% 4/15/2028	450,000	433,209
Berkshire Hathaway Energy Co 4.45% 1/15/2049	100,000	84,613
Berkshire Hathaway Energy Co 4.5% 2/1/2045	180,000	157,526
Berkshire Hathaway Energy Co 4.6% 5/1/2053	100,000	85,123
Berkshire Hathaway Energy Co 5.15% 11/15/2043	75,000	72,411
Berkshire Hathaway Energy Co 5.95% 5/15/2037	120,000	126,663
Berkshire Hathaway Energy Co 6.125% 4/1/2036	110,000	117,484
CenterPoint Energy Inc 2.95% 3/1/2030	120,000	109,528
CenterPoint Energy Inc 6.85% 2/15/2055 (b)	150,000	151,355
CMS Energy Corp 4.75% 6/1/2050 (b)	100,000	94,789
Consumers Energy Co 2.65% 8/15/2052	115,000	72,473
Consumers Energy Co 3.1% 8/15/2050	200,000	139,743
Consumers Energy Co 4.35% 4/15/2049	210,000	181,375
Consumers Energy Co 4.625% 5/15/2033	160,000	157,271
Dominion Energy Inc 3.375% 4/1/2030	660,000	616,360
Dominion Energy Inc 4.85% 8/15/2052	280,000	245,007
Dominion Energy Inc 5.25% 8/1/2033	230,000	230,018
Dominion Energy Inc 6.625% 5/15/2055 (b)	220,000	222,058
Dominion Energy Inc 7% 6/1/2054 (b)	100,000	105,510
DTE Energy Co 2.85% 10/1/2026	200,000	194,996
DTE Energy Co 3.8% 3/15/2027	90,000	87,685
DTE Energy Co 5.2% 4/1/2030	180,000	182,552
DTE Energy Co 5.85% 6/1/2034	150,000	156,163
NiSource Inc 0.95% 8/15/2025	700,000	688,406
NiSource Inc 1.7% 2/15/2031	510,000	427,290
NiSource Inc 3.49% 5/15/2027	442,000	432,477
NiSource Inc 3.6% 5/1/2030	90,000	85,291
NiSource Inc 4.375% 5/15/2047	60,000	50,475
NiSource Inc 5% 6/15/2052	70,000	63,962
NiSource Inc 5.95% 6/15/2041	110,000	114,089
NiSource Inc 6.95% 11/30/2054 (b)	130,000	132,827
Public Service Enterprise Group Inc 1.6% 8/15/2030	100,000	84,944
Public Service Enterprise Group Inc 5.2% 4/1/2029	230,000	234,548
Public Service Enterprise Group Inc 5.85% 11/15/2027	100,000	103,219
Public Service Enterprise Group Inc 6.125% 10/15/2033	50,000	53,021
Puget Energy Inc 4.1% 6/15/2030	253,000	241,279
San Diego Gas & Electric Co 2.95% 8/15/2051	220,000	142,249
San Diego Gas & Electric Co 4.1% 6/15/2049	130,000	103,673
San Diego Gas & Electric Co 5.35% 4/1/2053	170,000	163,336
Sempra 3.4% 2/1/2028	50,000	48,233
Sempra 3.7% 4/1/2029	170,000	162,639
Sempra 3.8% 2/1/2038	270,000	223,338
Sempra 4% 2/1/2048	136,000	102,811
Sempra 4.125% 4/1/2052 (b)	100,000	94,474
Sempra 6.4% 10/1/2054 (b)	100,000	96,359
Sempra 6.875% 10/1/2054 (b)	250,000	250,491
WEC Energy Group Inc 4.75% 1/15/2028	200,000	200,946
		9,199,939
Water Utilities - 0.0%
American Water Capital Corp 2.3% 6/1/2031	220,000	190,395
American Water Capital Corp 2.95% 9/1/2027	430,000	414,529
American Water Capital Corp 3.45% 5/1/2050	130,000	93,319
American Water Capital Corp 3.75% 9/1/2047	413,000	319,066
American Water Capital Corp 4.3% 12/1/2042	100,000	87,423
American Water Capital Corp 4.3% 9/1/2045	100,000	84,975
		1,189,707
TOTAL UTILITIES		66,256,023

TOTAL UNITED STATES		612,819,265
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $791,429,192)		753,139,004

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BP Capital Markets PLC 6.45% (b)(h) (Cost $218,926)	210,000	221,266

U.S. Government Agency - Mortgage Securities - 25.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 25.2%
Fannie Mae 2% 2/1/2052	422,806	344,155
Fannie Mae 2% 4/1/2052	497,176	402,827
Fannie Mae 2.5% 11/1/2032	129,527	122,575
Fannie Mae 3% 3/1/2050	20,236	17,941
Fannie Mae 5.5% 4/1/2053	736,276	738,971
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	563,217	494,934
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2052	381,057	289,664
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	2,865,948	2,522,070
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2051	1,030,479	783,973
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2051	2,873,721	2,186,285
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	715,788	629,007
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	342,658	301,115
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2050	138,012	105,213
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2051	182,879	139,017
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2051	129,948	98,782
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	184,415	163,152
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	385,806	339,032
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050	2,154,009	1,642,104
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2051	270,632	205,723
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	1,389,140	1,227,236
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2052	174,517	132,661
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2052	472,799	359,403
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2037	301,103	264,598
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	703,581	534,834
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	976,988	743,278
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2037	81,497	71,617
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	32,091	24,414
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	70,349	63,930
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	324,983	295,028
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	1,268,132	1,145,297
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	119,341	95,910
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	2,155,701	1,732,467
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	265,158	213,596
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	93,957	85,619
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	545,165	439,154
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	689,076	555,080
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	160,309	128,484
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2031	216,793	203,835
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	2,839,129	2,564,123
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	9,287,533	7,443,771
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	4,113,453	3,296,850
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	1,755,516	1,594,249
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2036	151,127	136,489
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	55,267	44,520
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	460,315	371,523
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	9,095,606	7,326,896
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,120,787	908,095
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,611,107	1,303,353
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,192,340	968,678
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2037	2,505,900	2,263,171
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	946,367	763,522
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	4,020,224	3,230,923
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	346,234	278,257
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	78,670	63,225
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	407,831	329,290
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	80,803	64,863
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	429,548	344,140
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	817,361	654,076
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	28,670	26,027
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	1,034,164	933,992
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	124,319	112,665
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2050	153,398	123,761
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	1,159,402	931,773
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	815,112	657,626
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	445,389	362,955
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2037	20,985	18,946
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	9,344,082	7,509,534
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	930,336	744,483
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	4,916,678	3,949,837
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	971,926	777,765
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	135,624	122,742
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	945,251	756,418
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2027	15,050	14,682
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2037	709,533	640,805
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2052	832,273	666,010
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	28,754	25,960
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	1,230,215	990,991
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	359,354	289,475
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	217,887	175,790
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	119,493	96,667
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	356,341	287,048
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	59,031	47,441
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	2,387,675	1,923,373
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2036	737,448	665,786
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2037	904,186	816,322
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2037	929,161	838,869
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	628,264	506,094
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	582,814	469,481
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	75,160	60,544
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2035	14,834	13,480
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2036	189,821	171,494
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	1,480,194	1,194,672
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	658,310	530,297
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	315,255	253,951
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	17,347	13,974
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	18,236	17,289
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	699,954	589,995
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	313,737	264,353
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	9,762,428	8,167,799
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	970,052	811,601
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2034	127,402	119,918
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	432,350	364,025
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	2,119,746	1,779,461
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	2,402,967	2,017,216
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	52,612	50,141
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	113,518	108,247
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	20,576	19,572
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	149,763	142,060
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2034	92,743	87,005
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	252,389	211,636
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	22,133	18,517
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	26,466	25,107
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	28,594	27,097
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2034	319,257	299,504
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2034	78,275	73,432
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	2,560,073	2,157,902
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	381,046	324,163
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	1,609,031	1,356,262
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,338,062	1,130,788
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	240,720	202,528
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	932,012	779,773
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,533,626	1,294,141
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	876,589	735,048
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	494,742	413,929
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	121,291	118,709
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2033	18,639	17,663
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2047	78,935	67,990
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	68,609	57,402
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	21,119	17,689
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2037	292,096	270,646
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2037	1,076,985	998,234
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	559,654	470,512
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	314,887	264,731
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	2,974,881	2,491,742
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	114,991	111,726
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2033	19,864	18,743
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2033	29,620	28,041
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2035	184,874	171,991
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	251,235	237,260
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	91,181	84,599
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	1,688,597	1,419,635
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	67,626	56,643
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2037	236,860	220,576
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	6,374	5,503
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050	33,359	27,921
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,780,793	2,337,865
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	4,828,265	4,068,267
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	2,360,881	1,975,247
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2053	45,784	38,349
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2032	128,990	122,194
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2035	321,543	300,644
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2036	1,399,343	1,298,769
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	1,828,738	1,535,169
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	734,932	615,574
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2034	6,639	6,257
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	106,238	99,167
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	119,744	101,082
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	533,299	452,854
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	1,167,373	979,973
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	320,591	268,224
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	56,684	54,127
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2032	18,372	17,402
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	384,772	359,162
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	190,194	177,535
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2049	32,500	27,496
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	1,696,945	1,430,366
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	1,190,336	1,003,342
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	901,541	754,280
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2052	249,999	209,281
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	98,862	97,488
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	173,245	165,810
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2040	149,193	137,635
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	220,556	200,169
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	8,521	7,608
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	413,246	368,965
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	649,689	572,763
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	115,748	102,043
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	231,040	202,529
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	14,567	14,137
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2032	3,689	3,551
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2034	83,016	79,505
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	45,820	41,584
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2044	542,130	491,903
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	161,566	144,254
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	202,105	178,491
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	123,448	109,834
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	97,308	86,303
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	23,256	20,538
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	106,415	102,408
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	5,194	5,011
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2033	12,515	12,056
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	91,313	82,832
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	331,260	300,690
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	391,248	349,324
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	25,101	22,411
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	98,390	89,380
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	24,772	22,118
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2048	72,327	64,328
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	92,595	81,632
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	49,518	48,827
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	192,039	183,797
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	28,447	25,798
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	54,063	48,270
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	304,871	268,773
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	88,837	79,123
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	911,377	798,054
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	8,781	8,442
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	98,215	94,631
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	1,440,043	1,385,281
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	33,655	32,189
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	517,624	469,210
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	547,258	496,377
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	78,005	70,750
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2048	38,767	34,456
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	611,101	538,744
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	4,266,910	3,757,689
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	972,004	848,106
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	849,271	741,813
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	88,246	84,837
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2035	5,841	5,572
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	6,910	6,276
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	25,032	22,193
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	326,371	287,524
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	250,345	220,546
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	150,465	133,402
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	228,029	202,169
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	637,938	565,593
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	609,554	531,665
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	240,970	210,481
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2032	132,995	128,269
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	7,028	6,745
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	73,387	70,527
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2035	22,969	21,912
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	172,384	156,370
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	208,332	186,008
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	151,975	137,614
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	2,244,199	2,037,707
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	743,309	674,645
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	692,443	629,348
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	1,023,884	902,012
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	65,284	57,881
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	555,446	484,645
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	498,023	435,008
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2030	135,956	132,481
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2033	83,216	79,863
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2040	2,407,674	2,273,827
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	244,357	221,740
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	610,073	538,791
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	413,118	364,203
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	2,331,942	2,050,365
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	2,877,815	2,510,989
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	13,675	13,151
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	14,559	13,982
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2035	88,951	84,856
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2035	87,115	83,431
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2046	28,604	25,566
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	122,278	106,768
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	236,070	206,569
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	1,252,306	1,092,287
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	271,423	259,945
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	326,806	296,190
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	707,775	623,308
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	2,757,364	2,461,901
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	89,772	86,474
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	182,792	165,746
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	1,801,533	1,613,558
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	4,563	4,078
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	366,992	324,112
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	356,675	314,220
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	11,433	11,087
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	243,336	220,788
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	79,218	70,803
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	324,195	294,160
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2048	95,248	85,041
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	237,779	209,997
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	101,237	89,819
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	634,052	553,034
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2026	3,746	3,721
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2035	28,861	28,065
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2035	23,203	22,592
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2038	533,885	513,984
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	490,312	458,474
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	18,830	17,463
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	19,784	18,304
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	12,834	11,874
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	81,441	75,148
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	53,270	49,154
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	176,788	161,139
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	111,853	103,630
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	211,486	195,673
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	180,172	166,588
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	658,593	611,202
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	12,992	11,988
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	15,183	14,009
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	73,579	67,641
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2025	3,240	3,219
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2034	20,177	19,645
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	102,606	94,934
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	909,589	839,305
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	59,001	54,442
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	97,142	94,705
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	167,461	154,312
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2029	35,361	34,865
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2035	27,337	26,694
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2035	3,700	3,593
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	268,879	251,201
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	677,190	632,176
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050	48,769	44,681
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050	4,469	4,094
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2028	22,159	21,879
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2034	9,506	9,276
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	107,480	99,678
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	480,643	436,144
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2029	38,147	37,547
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2033	3,132	3,059
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2033	86,247	84,218
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2035	135,441	132,255
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2045	93,742	87,055
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	455,316	413,589
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	781,811	710,162
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2038	475,268	449,480
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2046	47,916	44,393
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2047	28,833	26,632
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2047	20,852	19,260
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	101,967	94,311
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	86,716	78,850
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	437,220	397,561
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	1,185,698	1,077,035
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	547,634	497,960
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032	17,218	16,834
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032	9,614	9,399
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2037	442,217	435,268
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	1,142,484	1,066,772
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	83,736	77,878
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	172,592	158,393
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	36,761	33,737
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	624,795	579,836
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	180,586	164,036
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2030	40,439	39,797
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2033	27,650	26,991
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	16,009	15,612
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	32,743	31,921
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	327,779	306,234
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	54,150	50,287
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2048	30,461	28,031
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	463,008	424,916
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	316,621	291,365
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	538,280	488,781
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	893,197	811,898
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2032	9,755	9,671
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	47,752	46,598
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	14,809	14,451
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2044	2,153,977	2,009,467
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	674,563	622,440
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2048	20,634	18,982
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2049	46,414	42,581
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2050	2,188,824	2,008,065
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	325,702	297,685
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2052	528,709	480,090
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	5,455	5,272
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	61,071	58,943
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	404,400	385,710
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	9,543	9,237
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	11,931	11,538
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	5,437	5,265
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	34,409	33,096
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	68,839	66,002
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	142,586	135,818
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	76,523	72,724
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2049	196,697	186,685
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	576,266	541,169
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	228,677	214,750
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	1,655,637	1,554,803
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2033	14,111	13,872
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	252,017	243,611
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	70,734	68,246
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	39,946	38,382
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	2,884	2,739
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2050	340,610	323,698
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	59,908	57,938
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	70,670	68,256
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2043	33,984	32,651
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	201,648	191,510
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	39,503	37,517
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	7,969	7,556
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2052	364,196	342,015
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2038	330,326	322,868
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2039	108,771	105,499
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	12,712	12,297
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	62,931	60,798
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2044	30,969	29,746
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	171,957	166,306
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	9,059	8,700
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	32,489	30,916
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	5,290	5,015
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	163,487	155,931
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2044	54,091	52,022
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	65,927	63,647
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	92,072	87,414
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	639,784	608,017
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2051	555,091	527,008
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2026	13,602	13,530
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2029	28,947	28,664
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	2,561,793	2,460,689
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	98,375	93,613
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2053	290,719	273,104
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2035	35,482	34,847
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2041	9,496	9,185
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	65,548	62,908
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	7,575	7,270
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	128,609	122,544
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	14,868	14,111
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	177,542	168,504
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2051	138,443	131,017
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	471,098	442,001
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	1,606,342	1,509,137
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2053	2,359,051	2,216,114
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	41,083	39,730
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	5,539	5,311
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047	66,717	63,634
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	49,905	47,490
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	18,729	17,822
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2050	197,864	187,421
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	63,472	60,856
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	7,465	7,158
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	5,453	5,182
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	28,349	26,941
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	323,852	308,177
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2050	31,502	29,938
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	590,262	554,728
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2038	272,778	266,109
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	14,904	14,449
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2046	68,401	65,582
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	14,186	13,482
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	16,072	15,254
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	74,475	71,405
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	251,257	240,116
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	153,907	146,457
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	19,252	18,296
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	165,929	157,483
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	29,873	29,268
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	99,135	96,944
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2055	1,999,800	1,927,327
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	50,618	50,196
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	9,507	9,300
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2049	20,320	19,858
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	431,533	416,332
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	312,048	300,998
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2038	467,195	463,973
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	19,086	18,670
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2049	130,152	127,072
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2050	94,722	92,303
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	1,913,436	1,846,036
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	25,088	24,534
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	26,245	25,665
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	48,192	47,127
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	64,880	63,446
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2050	211,691	206,616
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	133,392	131,862
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	180,767	176,886
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	12,978	12,692
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	12,294	12,038
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	145,806	142,493
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	21,368	20,895
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2055	1,050,000	1,011,948
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	175,731	172,067
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2053	290,509	280,367
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2054	766,343	738,571
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	26,538	25,968
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2053	47,203	45,526
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	45,436	44,460
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	19,366	18,913
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	75,895	75,238
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	54,972	53,775
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	114,872	112,477
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	22,253	21,704
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	10,971	10,669
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	409,047	400,135
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	88,270	86,347
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	36,571	35,775
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	59,209	57,827
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2052	217,528	209,950
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	94,798	92,732
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2053	1,345,099	1,296,878
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2053	491,991	474,353
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2054	974,905	939,575
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	28,685	28,392
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2052	333,641	322,019
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2053	385,821	371,990
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2049	45,005	45,073
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	676,109	687,013
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2049	13,950	13,953
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2050	78,250	78,271
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	547,216	540,384
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	148,666	146,568
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2054	648,811	638,643
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	63,562	64,369
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2049	21,312	21,305
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,177,339	1,165,142
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	472,166	465,946
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	281,697	277,722
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	22,591	22,625
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	415,569	416,198
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	67,495	67,513
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	61,269	61,362
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	682,327	674,619
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2054	1,271,444	1,252,313
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2054	606,153	596,975
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	458,829	453,215
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	69,124	69,336
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	173,372	173,635
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	18,943	18,972
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2053	62,211	61,446
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	369,647	365,009
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2049	62,316	62,333
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	667,374	659,000
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	1,086,829	1,073,193
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2054	1,926,672	1,896,477
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	489,411	482,964
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	239,376	236,223
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2048	12,317	12,355
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	24,990	24,661
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2054	340,862	335,520
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	89,880	90,156
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2049	7,414	7,425
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	810,013	800,103
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	5,613	5,631
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2049	113,246	113,417
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	64,486	65,939
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	18,806	19,230
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	726,248	733,309
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	777,205	782,090
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	1,890,917	1,915,211
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	999,900	1,002,607
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	148,132	149,155
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	441,979	443,376
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2048	18,227	18,695
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2052	79,892	80,205
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2052	247,778	249,335
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2053	1,048,111	1,052,406
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2049	25,550	26,126
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	677,590	681,213
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	912,947	917,829
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2054	503,861	505,138
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2054	921,055	926,844
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054	901,515	903,800
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	30,593	30,669
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	373,898	374,846
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2049	21,056	21,530
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	1,903,513	1,908,339
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	904,407	908,113
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2039	156,659	159,120
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2049	11,775	12,011
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	282,859	283,615
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	59,446	59,605
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	873,568	884,245
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	563,500	566,821
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	1,243,510	1,248,605
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	67,291	67,566
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	39,273	39,348
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2040	79,200	82,167
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	455,210	456,080
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2053	817,698	832,735
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	31,665	32,239
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	40,154	40,958
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	931,036	948,506
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2052	1,350,395	1,381,221
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	861,540	884,033
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2054	227,474	231,387
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	658,555	678,116
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	992,067	1,009,133
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2053	407,656	415,153
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	561,779	571,442
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	96,951	98,831
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	1,677,364	1,708,839
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	51,005	52,594
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	810,629	837,999
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	1,412,619	1,456,784
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	185,929	191,742
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2043	435,901	451,061
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2053	491,279	510,599
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2029	4,727	4,873
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	280,676	290,503
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	659,532	681,800
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	194,051	203,915
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	187,879	197,216
Freddie Mac 5.5% 1/1/2055	274,999	275,524
Freddie Mac Gold Pool 1.5% 1/1/2037	37,549	32,996
Freddie Mac Gold Pool 1.5% 10/1/2036	666,094	586,171
Freddie Mac Gold Pool 1.5% 10/1/2041	516,301	425,368
Freddie Mac Gold Pool 1.5% 10/1/2051	724,143	550,918
Freddie Mac Gold Pool 1.5% 10/1/2051	585,100	445,135
Freddie Mac Gold Pool 1.5% 11/1/2036	1,390,721	1,222,113
Freddie Mac Gold Pool 1.5% 11/1/2037	514,252	451,905
Freddie Mac Gold Pool 1.5% 11/1/2051	103,416	78,613
Freddie Mac Gold Pool 1.5% 2/1/2037	146,731	128,942
Freddie Mac Gold Pool 1.5% 2/1/2051	272,687	207,456
Freddie Mac Gold Pool 1.5% 2/1/2052	275,658	209,544
Freddie Mac Gold Pool 1.5% 3/1/2037	713,338	626,854
Freddie Mac Gold Pool 1.5% 3/1/2052	482,039	366,427
Freddie Mac Gold Pool 1.5% 6/1/2051	446,615	339,778
Freddie Mac Gold Pool 1.5% 7/1/2036	2,576,334	2,267,206
Freddie Mac Gold Pool 1.5% 7/1/2041	1,328,318	1,097,365
Freddie Mac Gold Pool 1.5% 7/1/2051	879,950	669,453
Freddie Mac Gold Pool 1.5% 9/1/2051	525,693	399,939
Freddie Mac Gold Pool 2% 1/1/2036	19,131	17,368
Freddie Mac Gold Pool 2% 1/1/2037	189,841	172,164
Freddie Mac Gold Pool 2% 1/1/2051	68,838	55,323
Freddie Mac Gold Pool 2% 1/1/2051	847,825	684,019
Freddie Mac Gold Pool 2% 1/1/2051	3,231,542	2,597,085
Freddie Mac Gold Pool 2% 1/1/2052	3,601,941	2,886,883
Freddie Mac Gold Pool 2% 1/1/2052	195,505	158,954
Freddie Mac Gold Pool 2% 11/1/2030	34,084	32,380
Freddie Mac Gold Pool 2% 11/1/2035	244,687	222,210
Freddie Mac Gold Pool 2% 11/1/2035	304,451	276,483
Freddie Mac Gold Pool 2% 11/1/2036	276,249	250,009
Freddie Mac Gold Pool 2% 11/1/2050	2,021,783	1,628,632
Freddie Mac Gold Pool 2% 11/1/2050	198,822	161,961
Freddie Mac Gold Pool 2% 11/1/2050	505,819	410,778
Freddie Mac Gold Pool 2% 11/1/2050	142,280	115,324
Freddie Mac Gold Pool 2% 11/1/2051	1,788,061	1,437,565
Freddie Mac Gold Pool 2% 11/1/2051	1,607,095	1,288,054
Freddie Mac Gold Pool 2% 11/1/2051	1,548,600	1,245,043
Freddie Mac Gold Pool 2% 12/1/2035	529,278	480,657
Freddie Mac Gold Pool 2% 12/1/2051	632,384	513,760
Freddie Mac Gold Pool 2% 12/1/2051	369,057	299,021
Freddie Mac Gold Pool 2% 2/1/2036	828,471	752,107
Freddie Mac Gold Pool 2% 2/1/2036	1,007,984	919,168
Freddie Mac Gold Pool 2% 2/1/2052	48,255	38,615
Freddie Mac Gold Pool 2% 3/1/2028	176,842	171,646
Freddie Mac Gold Pool 2% 3/1/2037	533,410	481,659
Freddie Mac Gold Pool 2% 3/1/2051	57,839	47,080
Freddie Mac Gold Pool 2% 3/1/2051	71,095	57,692
Freddie Mac Gold Pool 2% 3/1/2051	4,784,252	3,844,948
Freddie Mac Gold Pool 2% 3/1/2051	3,641,837	2,933,654
Freddie Mac Gold Pool 2% 3/1/2052	2,877,559	2,305,407
Freddie Mac Gold Pool 2% 3/1/2052	270,903	218,731
Freddie Mac Gold Pool 2% 3/1/2052	444,270	355,934
Freddie Mac Gold Pool 2% 3/1/2052	842,719	682,533
Freddie Mac Gold Pool 2% 3/1/2052	42,789	34,281
Freddie Mac Gold Pool 2% 3/1/2052	24,826	19,866
Freddie Mac Gold Pool 2% 4/1/2036	1,550,909	1,405,530
Freddie Mac Gold Pool 2% 4/1/2037	1,013,405	914,927
Freddie Mac Gold Pool 2% 4/1/2042	2,609,694	2,242,609
Freddie Mac Gold Pool 2% 4/1/2052	321,910	260,318
Freddie Mac Gold Pool 2% 4/1/2052	588,230	474,947
Freddie Mac Gold Pool 2% 4/1/2052	968,947	776,289
Freddie Mac Gold Pool 2% 5/1/2051	63,597	51,767
Freddie Mac Gold Pool 2% 5/1/2051	4,568,830	3,671,820
Freddie Mac Gold Pool 2% 5/1/2052	2,640,478	2,140,220
Freddie Mac Gold Pool 2% 7/1/2051	615,878	503,045
Freddie Mac Gold Pool 2% 7/1/2051	1,715,492	1,389,407
Freddie Mac Gold Pool 2% 8/1/2037	142,573	128,719
Freddie Mac Gold Pool 2% 8/1/2051	614,940	494,015
Freddie Mac Gold Pool 2% 8/1/2051	106,047	85,425
Freddie Mac Gold Pool 2% 9/1/2035	1,004,583	912,928
Freddie Mac Gold Pool 2% 9/1/2041	4,590,470	3,923,966
Freddie Mac Gold Pool 2% 9/1/2050	44,604	35,930
Freddie Mac Gold Pool 2% 9/1/2050	1,760,426	1,418,097
Freddie Mac Gold Pool 2% 9/1/2051	1,607,113	1,291,082
Freddie Mac Gold Pool 2.5% 1/1/2035	250,707	235,196
Freddie Mac Gold Pool 2.5% 1/1/2050	168,199	142,302
Freddie Mac Gold Pool 2.5% 1/1/2052	670,476	560,958
Freddie Mac Gold Pool 2.5% 10/1/2034	69,772	65,673
Freddie Mac Gold Pool 2.5% 10/1/2049	89,641	75,839
Freddie Mac Gold Pool 2.5% 10/1/2050	1,093,326	930,113
Freddie Mac Gold Pool 2.5% 10/1/2050	1,022,539	861,905
Freddie Mac Gold Pool 2.5% 10/1/2051	3,394,223	2,849,345
Freddie Mac Gold Pool 2.5% 10/1/2051	863,666	722,591
Freddie Mac Gold Pool 2.5% 10/1/2051	26,312	22,014
Freddie Mac Gold Pool 2.5% 11/1/2037	74,723	69,166
Freddie Mac Gold Pool 2.5% 11/1/2049	26,819	22,690
Freddie Mac Gold Pool 2.5% 11/1/2050	547,347	464,612
Freddie Mac Gold Pool 2.5% 11/1/2050	946,949	792,271
Freddie Mac Gold Pool 2.5% 11/1/2050	527,820	441,604
Freddie Mac Gold Pool 2.5% 11/1/2051	701,012	586,506
Freddie Mac Gold Pool 2.5% 11/1/2051	1,612,796	1,352,380
Freddie Mac Gold Pool 2.5% 11/1/2051	424,999	355,578
Freddie Mac Gold Pool 2.5% 12/1/2034	57,307	53,761
Freddie Mac Gold Pool 2.5% 12/1/2049	163,897	138,662
Freddie Mac Gold Pool 2.5% 12/1/2051	1,325,500	1,118,515
Freddie Mac Gold Pool 2.5% 2/1/2030	50,227	48,538
Freddie Mac Gold Pool 2.5% 2/1/2033	33,703	31,707
Freddie Mac Gold Pool 2.5% 2/1/2036	42,030	39,101
Freddie Mac Gold Pool 2.5% 2/1/2050	49,465	41,849
Freddie Mac Gold Pool 2.5% 2/1/2052	176,786	148,904
Freddie Mac Gold Pool 2.5% 2/1/2052	999,900	836,573
Freddie Mac Gold Pool 2.5% 2/1/2052	3,849,636	3,224,432
Freddie Mac Gold Pool 2.5% 3/1/2033	19,623	18,616
Freddie Mac Gold Pool 2.5% 3/1/2035	220,660	206,318
Freddie Mac Gold Pool 2.5% 3/1/2037	342,081	318,243
Freddie Mac Gold Pool 2.5% 3/1/2050	152,078	128,377
Freddie Mac Gold Pool 2.5% 3/1/2052	2,550,913	2,136,629
Freddie Mac Gold Pool 2.5% 4/1/2033	158,133	149,796
Freddie Mac Gold Pool 2.5% 4/1/2042	837,823	733,698
Freddie Mac Gold Pool 2.5% 4/1/2052	1,026,251	859,581
Freddie Mac Gold Pool 2.5% 4/1/2052	3,996,371	3,354,829
Freddie Mac Gold Pool 2.5% 5/1/2035	294,619	275,469
Freddie Mac Gold Pool 2.5% 5/1/2051	1,813,196	1,524,388
Freddie Mac Gold Pool 2.5% 6/1/2031	4,335	4,145
Freddie Mac Gold Pool 2.5% 7/1/2031	7,432	7,112
Freddie Mac Gold Pool 2.5% 7/1/2035	76,513	71,420
Freddie Mac Gold Pool 2.5% 7/1/2051	1,667,439	1,399,763
Freddie Mac Gold Pool 2.5% 7/1/2051	621,614	521,825
Freddie Mac Gold Pool 2.5% 7/1/2052	960,986	804,015
Freddie Mac Gold Pool 2.5% 8/1/2031	12,509	11,959
Freddie Mac Gold Pool 2.5% 8/1/2032	27,018	25,675
Freddie Mac Gold Pool 2.5% 8/1/2035	255,405	238,405
Freddie Mac Gold Pool 2.5% 8/1/2050	278,221	234,514
Freddie Mac Gold Pool 2.5% 8/1/2050	528,485	445,464
Freddie Mac Gold Pool 2.5% 8/1/2051	6,631,873	5,567,251
Freddie Mac Gold Pool 2.5% 9/1/2034	4,400	4,140
Freddie Mac Gold Pool 2.5% 9/1/2035	260,530	243,189
Freddie Mac Gold Pool 2.5% 9/1/2050	1,012,959	853,830
Freddie Mac Gold Pool 2.5% 9/1/2051	1,276,319	1,071,430
Freddie Mac Gold Pool 2.5% 9/1/2051	2,749,134	2,307,812
Freddie Mac Gold Pool 3% 1/1/2033	5,699	5,480
Freddie Mac Gold Pool 3% 1/1/2052	782,100	685,586
Freddie Mac Gold Pool 3% 10/1/2043	537,797	489,502
Freddie Mac Gold Pool 3% 10/1/2049	496,922	438,861
Freddie Mac Gold Pool 3% 10/1/2050	738,632	650,483
Freddie Mac Gold Pool 3% 10/1/2050	869,952	765,043
Freddie Mac Gold Pool 3% 11/1/2030	32,857	32,119
Freddie Mac Gold Pool 3% 11/1/2034	48,129	46,094
Freddie Mac Gold Pool 3% 12/1/2034	30,137	28,824
Freddie Mac Gold Pool 3% 2/1/2029	36,938	36,072
Freddie Mac Gold Pool 3% 2/1/2033	5,517	5,302
Freddie Mac Gold Pool 3% 2/1/2035	112,331	107,440
Freddie Mac Gold Pool 3% 3/1/2033	8,461	8,134
Freddie Mac Gold Pool 3% 3/1/2035	34,746	33,233
Freddie Mac Gold Pool 3% 3/1/2045	61,605	55,307
Freddie Mac Gold Pool 3% 3/1/2047	26,113	23,615
Freddie Mac Gold Pool 3% 4/1/2033	18,589	17,864
Freddie Mac Gold Pool 3% 4/1/2035	17,368	16,569
Freddie Mac Gold Pool 3% 4/1/2045	83,730	75,458
Freddie Mac Gold Pool 3% 4/1/2050	85,131	75,477
Freddie Mac Gold Pool 3% 4/1/2052	936,930	818,381
Freddie Mac Gold Pool 3% 5/1/2029	80,751	79,391
Freddie Mac Gold Pool 3% 5/1/2049	3,438	3,045
Freddie Mac Gold Pool 3% 5/1/2052	891,999	778,438
Freddie Mac Gold Pool 3% 6/1/2051	496,852	435,538
Freddie Mac Gold Pool 3% 7/1/2032	31,475	30,490
Freddie Mac Gold Pool 3% 7/1/2038	1,754,065	1,660,703
Freddie Mac Gold Pool 3% 7/1/2045	26,347	23,654
Freddie Mac Gold Pool 3% 7/1/2047	155,821	139,112
Freddie Mac Gold Pool 3% 7/1/2049	350,119	309,758
Freddie Mac Gold Pool 3% 8/1/2033	137,272	132,325
Freddie Mac Gold Pool 3% 8/1/2049	84,293	74,444
Freddie Mac Gold Pool 3% 8/1/2050	70,726	62,352
Freddie Mac Gold Pool 3% 8/1/2052	6,894,515	6,110,493
Freddie Mac Gold Pool 3% 9/1/2034	31,706	30,365
Freddie Mac Gold Pool 3.5% 1/1/2050	214,845	197,103
Freddie Mac Gold Pool 3.5% 1/1/2052	123,538	112,602
Freddie Mac Gold Pool 3.5% 10/1/2037	213,156	205,410
Freddie Mac Gold Pool 3.5% 10/1/2043	326,253	304,882
Freddie Mac Gold Pool 3.5% 10/1/2047	149,465	137,916
Freddie Mac Gold Pool 3.5% 11/1/2045	48,455	45,072
Freddie Mac Gold Pool 3.5% 12/1/2025	7,756	7,708
Freddie Mac Gold Pool 3.5% 12/1/2033	19,523	19,039
Freddie Mac Gold Pool 3.5% 12/1/2049	425,747	390,588
Freddie Mac Gold Pool 3.5% 2/1/2043	43,260	40,455
Freddie Mac Gold Pool 3.5% 2/1/2048	7,029	6,494
Freddie Mac Gold Pool 3.5% 2/1/2048	141,631	130,678
Freddie Mac Gold Pool 3.5% 2/1/2055	7,211,824	6,543,571
Freddie Mac Gold Pool 3.5% 3/1/2048	190,131	175,428
Freddie Mac Gold Pool 3.5% 3/1/2048	60,006	55,516
Freddie Mac Gold Pool 3.5% 3/1/2048	184,212	169,967
Freddie Mac Gold Pool 3.5% 3/1/2049	70,689	64,939
Freddie Mac Gold Pool 3.5% 3/1/2050	1,026,476	950,368
Freddie Mac Gold Pool 3.5% 4/1/2033	14,626	14,282
Freddie Mac Gold Pool 3.5% 4/1/2052	74,991	68,447
Freddie Mac Gold Pool 3.5% 5/1/2048	105,422	97,203
Freddie Mac Gold Pool 3.5% 5/1/2052	1,224,531	1,112,309
Freddie Mac Gold Pool 3.5% 6/1/2034	19,454	18,966
Freddie Mac Gold Pool 3.5% 6/1/2042	199,684	187,017
Freddie Mac Gold Pool 3.5% 6/1/2049	537,104	493,085
Freddie Mac Gold Pool 3.5% 6/1/2052	273,274	248,486
Freddie Mac Gold Pool 3.5% 6/1/2052	301,465	273,837
Freddie Mac Gold Pool 3.5% 7/1/2033	12,612	12,308
Freddie Mac Gold Pool 3.5% 7/1/2046	565,075	526,886
Freddie Mac Gold Pool 3.5% 7/1/2049	193,652	177,721
Freddie Mac Gold Pool 3.5% 7/1/2052	2,438,170	2,212,438
Freddie Mac Gold Pool 3.5% 8/1/2037	115,791	112,054
Freddie Mac Gold Pool 3.5% 8/1/2043	217,929	203,479
Freddie Mac Gold Pool 3.5% 8/1/2046	240,028	222,667
Freddie Mac Gold Pool 3.5% 8/1/2048	140,198	129,182
Freddie Mac Gold Pool 3.5% 9/1/2033	38,270	37,346
Freddie Mac Gold Pool 3.5% 9/1/2042	62,096	58,045
Freddie Mac Gold Pool 3.5% 9/1/2049	55,456	50,894
Freddie Mac Gold Pool 4% 1/1/2039	196,626	191,472
Freddie Mac Gold Pool 4% 1/1/2041	32,552	31,539
Freddie Mac Gold Pool 4% 1/1/2041	66,716	64,648
Freddie Mac Gold Pool 4% 1/1/2044	38,327	36,874
Freddie Mac Gold Pool 4% 1/1/2047	448,182	430,130
Freddie Mac Gold Pool 4% 10/1/2037	292,324	285,724
Freddie Mac Gold Pool 4% 10/1/2042	13,798	13,325
Freddie Mac Gold Pool 4% 10/1/2045	3,807	3,655
Freddie Mac Gold Pool 4% 10/1/2048	41,317	39,265
Freddie Mac Gold Pool 4% 10/1/2049	72,279	68,600
Freddie Mac Gold Pool 4% 10/1/2052	275,706	258,915
Freddie Mac Gold Pool 4% 11/1/2036	74,799	72,945
Freddie Mac Gold Pool 4% 11/1/2037	71,557	69,942
Freddie Mac Gold Pool 4% 11/1/2041	538,790	521,254
Freddie Mac Gold Pool 4% 11/1/2048	194,595	185,047
Freddie Mac Gold Pool 4% 11/1/2052	303,395	284,917
Freddie Mac Gold Pool 4% 12/1/2040	35,177	34,087
Freddie Mac Gold Pool 4% 12/1/2048	93,963	89,298
Freddie Mac Gold Pool 4% 12/1/2048	219,751	208,702
Freddie Mac Gold Pool 4% 12/1/2052	727,937	683,603
Freddie Mac Gold Pool 4% 2/1/2041	11,571	11,199
Freddie Mac Gold Pool 4% 2/1/2041	42,617	41,308
Freddie Mac Gold Pool 4% 2/1/2043	56,074	54,010
Freddie Mac Gold Pool 4% 2/1/2048	3,537	3,369
Freddie Mac Gold Pool 4% 3/1/2053	371,842	348,963
Freddie Mac Gold Pool 4% 4/1/2042	25,404	24,607
Freddie Mac Gold Pool 4% 4/1/2048	850	810
Freddie Mac Gold Pool 4% 4/1/2049	655,626	622,457
Freddie Mac Gold Pool 4% 4/1/2049	851,054	811,455
Freddie Mac Gold Pool 4% 5/1/2039	88,834	86,505
Freddie Mac Gold Pool 4% 5/1/2045	29,852	28,820
Freddie Mac Gold Pool 4% 5/1/2048	33,758	32,165
Freddie Mac Gold Pool 4% 5/1/2049	302,545	287,144
Freddie Mac Gold Pool 4% 5/1/2052	908,132	854,597
Freddie Mac Gold Pool 4% 5/1/2052	212,314	199,533
Freddie Mac Gold Pool 4% 6/1/2034	21,009	20,666
Freddie Mac Gold Pool 4% 6/1/2046	156,922	151,461
Freddie Mac Gold Pool 4% 6/1/2047	2,236,549	2,121,911
Freddie Mac Gold Pool 4% 7/1/2042	11,677	11,311
Freddie Mac Gold Pool 4% 7/1/2045	54,592	52,837
Freddie Mac Gold Pool 4% 7/1/2048	104,141	99,096
Freddie Mac Gold Pool 4% 7/1/2049	113,732	107,942
Freddie Mac Gold Pool 4% 7/1/2052	24,399	22,923
Freddie Mac Gold Pool 4% 8/1/2048	17,043	16,197
Freddie Mac Gold Pool 4% 8/1/2049	77,765	73,806
Freddie Mac Gold Pool 4% 9/1/2040	11,013	10,672
Freddie Mac Gold Pool 4% 9/1/2045	180,323	173,165
Freddie Mac Gold Pool 4% 9/1/2048	251,371	238,890
Freddie Mac Gold Pool 4% 9/1/2048	6,684	6,355
Freddie Mac Gold Pool 4% 9/1/2049	76,993	73,073
Freddie Mac Gold Pool 4% 9/1/2052	349,883	328,574
Freddie Mac Gold Pool 4.5% 1/1/2049	94,987	93,006
Freddie Mac Gold Pool 4.5% 1/1/2049	3,401	3,325
Freddie Mac Gold Pool 4.5% 1/1/2049	23,663	23,140
Freddie Mac Gold Pool 4.5% 1/1/2053	315,474	304,361
Freddie Mac Gold Pool 4.5% 1/1/2054	558,410	538,173
Freddie Mac Gold Pool 4.5% 10/1/2050	17,906	17,583
Freddie Mac Gold Pool 4.5% 10/1/2052	369,771	359,086
Freddie Mac Gold Pool 4.5% 11/1/2040	808,708	801,705
Freddie Mac Gold Pool 4.5% 11/1/2048	118,346	115,768
Freddie Mac Gold Pool 4.5% 11/1/2048	241,171	235,841
Freddie Mac Gold Pool 4.5% 12/1/2048	35,169	34,392
Freddie Mac Gold Pool 4.5% 2/1/2049	11,724	11,465
Freddie Mac Gold Pool 4.5% 2/1/2053	304,986	295,673
Freddie Mac Gold Pool 4.5% 3/1/2049	30,658	29,971
Freddie Mac Gold Pool 4.5% 3/1/2049	197,944	193,570
Freddie Mac Gold Pool 4.5% 3/1/2049	325,950	318,543
Freddie Mac Gold Pool 4.5% 3/1/2055	199,980	192,733
Freddie Mac Gold Pool 4.5% 4/1/2050	88,279	86,135
Freddie Mac Gold Pool 4.5% 4/1/2053	394,926	381,015
Freddie Mac Gold Pool 4.5% 5/1/2049	22,641	22,126
Freddie Mac Gold Pool 4.5% 6/1/2054	34,143	32,906
Freddie Mac Gold Pool 4.5% 7/1/2041	131,289	130,004
Freddie Mac Gold Pool 4.5% 7/1/2052	137,632	132,838
Freddie Mac Gold Pool 4.5% 8/1/2048	350,138	342,509
Freddie Mac Gold Pool 4.5% 8/1/2052	282,478	273,697
Freddie Mac Gold Pool 4.5% 8/1/2052	1,433,154	1,383,231
Freddie Mac Gold Pool 4.5% 8/1/2054	358,801	345,798
Freddie Mac Gold Pool 4.5% 9/1/2048	350,640	343,001
Freddie Mac Gold Pool 4.5% 9/1/2052	1,386,848	1,338,538
Freddie Mac Gold Pool 4.5% 9/1/2052	855,834	826,022
Freddie Mac Gold Pool 4.5% 9/1/2053	173,029	166,826
Freddie Mac Gold Pool 5% 1/1/2053	34,857	34,464
Freddie Mac Gold Pool 5% 10/1/2053	496,229	489,429
Freddie Mac Gold Pool 5% 10/1/2054	640,719	630,678
Freddie Mac Gold Pool 5% 12/1/2053	393,146	387,231
Freddie Mac Gold Pool 5% 12/1/2054	198,064	195,065
Freddie Mac Gold Pool 5% 12/1/2054	810,529	797,826
Freddie Mac Gold Pool 5% 2/1/2049	53,345	53,494
Freddie Mac Gold Pool 5% 3/1/2049	61,030	61,122
Freddie Mac Gold Pool 5% 4/1/2053	32,166	31,713
Freddie Mac Gold Pool 5% 4/1/2053	32,372	31,966
Freddie Mac Gold Pool 5% 4/1/2053	1,590,251	1,576,759
Freddie Mac Gold Pool 5% 4/1/2053	1,010,953	996,689
Freddie Mac Gold Pool 5% 4/1/2054	698,087	687,146
Freddie Mac Gold Pool 5% 5/1/2039	410,614	412,970
Freddie Mac Gold Pool 5% 5/1/2049	15,862	15,886
Freddie Mac Gold Pool 5% 5/1/2050	47,301	47,254
Freddie Mac Gold Pool 5% 5/1/2053	551,027	544,113
Freddie Mac Gold Pool 5% 6/1/2053	65,722	65,025
Freddie Mac Gold Pool 5% 6/1/2053	660,695	652,406
Freddie Mac Gold Pool 5% 6/1/2054	238,840	235,097
Freddie Mac Gold Pool 5% 7/1/2053	58,921	58,145
Freddie Mac Gold Pool 5% 8/1/2048	13,544	13,586
Freddie Mac Gold Pool 5% 8/1/2049	117,323	117,354
Freddie Mac Gold Pool 5% 8/1/2052	216,519	213,795
Freddie Mac Gold Pool 5% 8/1/2052	548,108	541,368
Freddie Mac Gold Pool 5% 8/1/2053	388,596	383,477
Freddie Mac Gold Pool 5% 9/1/2052	753,925	745,714
Freddie Mac Gold Pool 5% 9/1/2052	79,445	79,168
Freddie Mac Gold Pool 5% 9/1/2054	492,840	485,116
Freddie Mac Gold Pool 5.5% 1/1/2053	806,563	811,103
Freddie Mac Gold Pool 5.5% 1/1/2053	771,703	776,553
Freddie Mac Gold Pool 5.5% 10/1/2053	47,586	47,840
Freddie Mac Gold Pool 5.5% 10/1/2054	951,665	961,512
Freddie Mac Gold Pool 5.5% 11/1/2053	985,721	989,760
Freddie Mac Gold Pool 5.5% 11/1/2054	845,157	858,393
Freddie Mac Gold Pool 5.5% 11/1/2054	1,825,953	1,829,441
Freddie Mac Gold Pool 5.5% 12/1/2052	198,274	199,520
Freddie Mac Gold Pool 5.5% 12/1/2054	904,303	906,031
Freddie Mac Gold Pool 5.5% 2/1/2054	26,283	26,362
Freddie Mac Gold Pool 5.5% 3/1/2053	839,010	843,497
Freddie Mac Gold Pool 5.5% 3/1/2054	37,713	37,961
Freddie Mac Gold Pool 5.5% 3/1/2054	909,489	915,773
Freddie Mac Gold Pool 5.5% 4/1/2053	330,723	332,492
Freddie Mac Gold Pool 5.5% 4/1/2053	95,755	96,168
Freddie Mac Gold Pool 5.5% 4/1/2053	1,394,532	1,403,297
Freddie Mac Gold Pool 5.5% 4/1/2054	762,759	764,693
Freddie Mac Gold Pool 5.5% 5/1/2053	690,108	693,152
Freddie Mac Gold Pool 5.5% 5/1/2054	197,841	198,343
Freddie Mac Gold Pool 5.5% 6/1/2028	29,438	29,794
Freddie Mac Gold Pool 5.5% 6/1/2039	418,458	425,032
Freddie Mac Gold Pool 5.5% 6/1/2049	96,339	98,510
Freddie Mac Gold Pool 5.5% 6/1/2053	62,609	62,866
Freddie Mac Gold Pool 5.5% 6/1/2054	26,812	26,880
Freddie Mac Gold Pool 5.5% 7/1/2039	417,432	423,991
Freddie Mac Gold Pool 5.5% 7/1/2053	392,562	394,171
Freddie Mac Gold Pool 5.5% 8/1/2053	508,984	511,070
Freddie Mac Gold Pool 5.5% 9/1/2039	148,431	150,763
Freddie Mac Gold Pool 5.5% 9/1/2053	359,815	361,289
Freddie Mac Gold Pool 5.5% 9/1/2053	849,790	860,974
Freddie Mac Gold Pool 5.5% 9/1/2054	499,951	500,905
Freddie Mac Gold Pool 5.5% 9/1/2054	277,791	278,322
Freddie Mac Gold Pool 6% 1/1/2053	241,987	246,982
Freddie Mac Gold Pool 6% 1/1/2054	4,299,413	4,382,777
Freddie Mac Gold Pool 6% 10/1/2028	1,309	1,328
Freddie Mac Gold Pool 6% 11/1/2052	244,903	250,494
Freddie Mac Gold Pool 6% 11/1/2053	750,754	764,372
Freddie Mac Gold Pool 6% 11/1/2053	918,010	934,662
Freddie Mac Gold Pool 6% 12/1/2052	523,283	535,228
Freddie Mac Gold Pool 6% 12/1/2053	1,304,289	1,327,948
Freddie Mac Gold Pool 6% 12/1/2053	981,160	1,009,579
Freddie Mac Gold Pool 6% 2/1/2053	317,478	324,030
Freddie Mac Gold Pool 6% 3/1/2054	622,229	633,438
Freddie Mac Gold Pool 6% 3/1/2054	1,817,048	1,848,305
Freddie Mac Gold Pool 6% 4/1/2054	1,846,214	1,905,089
Freddie Mac Gold Pool 6% 5/1/2054	735,205	747,852
Freddie Mac Gold Pool 6% 5/1/2054	2,462,387	2,543,990
Freddie Mac Gold Pool 6% 6/1/2053	490,935	501,068
Freddie Mac Gold Pool 6.5% 1/1/2053	160,995	167,186
Freddie Mac Gold Pool 6.5% 10/1/2053	308,156	318,561
Freddie Mac Gold Pool 6.5% 12/1/2053	560,159	584,718
Freddie Mac Gold Pool 6.5% 12/1/2053	1,856,073	1,914,102
Freddie Mac Gold Pool 6.5% 2/1/2054	1,089,309	1,134,684
Freddie Mac Gold Pool 6.5% 6/1/2054	549,056	577,117
Freddie Mac Gold Pool 6.5% 6/1/2054	1,082,680	1,131,585
Freddie Mac Gold Pool 6.5% 8/1/2053	383,701	396,656
Freddie Mac Gold Pool 6.5% 9/1/2053	848,606	877,259
Freddie Mac Gold Pool 6.5% 9/1/2054	639,802	672,900
Freddie Mac Gold Pool 7% 1/1/2054	205,953	216,589
Freddie Mac Non Gold Pool 5.5% 11/1/2053	26,016	26,147
Freddie Mac Non Gold Pool 5.5% 2/1/2055	300,049	300,622
Freddie Mac Non Gold Pool 5.5% 4/1/2054	625,291	627,854
Ginnie Mae I Pool 2% 8/20/2052	543,044	446,546
Ginnie Mae I Pool 2.5% 7/20/2052	362,460	310,982
Ginnie Mae I Pool 3% 10/20/2042	321,301	293,598
Ginnie Mae I Pool 3% 11/20/2052	224,749	200,569
Ginnie Mae I Pool 3% 7/20/2052	329,568	293,828
Ginnie Mae I Pool 3% 8/20/2052	360,351	321,328
Ginnie Mae I Pool 3.5% 1/20/2053	137,966	126,890
Ginnie Mae I Pool 3.5% 10/20/2052	607,366	558,558
Ginnie Mae I Pool 3.5% 10/20/2054	560,627	514,480
Ginnie Mae I Pool 3.5% 11/20/2052	925,385	850,949
Ginnie Mae I Pool 3.5% 12/20/2052	1,824,659	1,677,889
Ginnie Mae I Pool 3.5% 7/20/2052	416,458	382,991
Ginnie Mae I Pool 3.5% 8/20/2052	330,554	303,991
Ginnie Mae I Pool 3.5% 9/20/2052	1,145,736	1,053,665
Ginnie Mae I Pool 4% 1/20/2053	518,734	490,209
Ginnie Mae I Pool 4% 10/20/2052	1,756,366	1,660,468
Ginnie Mae I Pool 4% 10/20/2054	322,940	304,500
Ginnie Mae I Pool 4% 12/20/2052	758,246	716,549
Ginnie Mae I Pool 4% 3/20/2047	144,488	138,529
Ginnie Mae I Pool 4% 8/20/2052	1,012,825	958,474
Ginnie Mae I Pool 4% 9/20/2052	511,294	483,218
Ginnie Mae I Pool 4.5% 10/20/2052	512,678	497,654
Ginnie Mae I Pool 4.5% 10/20/2054	896,647	866,239
Ginnie Mae I Pool 4.5% 11/20/2052	1,658,710	1,609,585
Ginnie Mae I Pool 4.5% 4/20/2053	276,189	267,664
Ginnie Mae I Pool 4.5% 5/20/2053	363,578	352,128
Ginnie Mae I Pool 4.5% 7/20/2052	579,535	562,734
Ginnie Mae I Pool 4.5% 8/20/2052	500,492	485,982
Ginnie Mae I Pool 4.5% 9/20/2052	679,222	659,318
Ginnie Mae I Pool 5% 10/20/2052	331,516	327,885
Ginnie Mae I Pool 5% 11/20/2049	108,813	109,108
Ginnie Mae I Pool 5% 11/20/2052	754,216	746,191
Ginnie Mae I Pool 5% 4/20/2053	1,135,928	1,123,131
Ginnie Mae I Pool 5% 6/20/2053	450,575	446,309
Ginnie Mae I Pool 5% 7/20/2052	327,969	324,582
Ginnie Mae I Pool 5% 9/20/2052	655,576	649,010
Ginnie Mae I Pool 5.5% 1/20/2053	224,319	225,980
Ginnie Mae I Pool 5.5% 10/20/2052	462,485	466,777
Ginnie Mae I Pool 5.5% 10/20/2054	649,999	652,375
Ginnie Mae I Pool 5.5% 11/20/2052	249,454	251,613
Ginnie Mae I Pool 5.5% 12/20/2052	1,079,667	1,088,336
Ginnie Mae I Pool 5.5% 5/20/2053	425,671	428,823
Ginnie Mae I Pool 5.5% 6/20/2053	505,159	508,427
Ginnie Mae I Pool 6% 1/20/2053	278,101	283,179
Ginnie Mae I Pool 6% 12/20/2052	1,136,842	1,157,511
Ginnie Mae I Pool 6% 4/20/2053	256,981	261,673
Ginnie Mae I Pool 6% 6/20/2053	237,394	241,729
Ginnie Mae I Pool 6.5% 12/20/2052	249,265	254,832
Ginnie Mae II Pool 1.5% 11/20/2051	357,935	281,324
Ginnie Mae II Pool 1.5% 4/20/2051	73,515	57,872
Ginnie Mae II Pool 1.5% 5/20/2051	91,954	72,388
Ginnie Mae II Pool 2% 1/20/2051	3,224,553	2,649,037
Ginnie Mae II Pool 2% 1/20/2052	329,395	271,042
Ginnie Mae II Pool 2% 10/20/2050	111,881	91,974
Ginnie Mae II Pool 2% 11/20/2051	2,589,144	2,128,047
Ginnie Mae II Pool 2% 12/20/2050	10,258,533	8,430,003
Ginnie Mae II Pool 2% 12/20/2051	352,525	289,744
Ginnie Mae II Pool 2% 2/20/2051	2,300,643	1,891,284
Ginnie Mae II Pool 2% 2/20/2052	698,689	574,261
Ginnie Mae II Pool 2% 3/1/2055 (f)	225,000	184,779
Ginnie Mae II Pool 2% 3/20/2051	1,413,396	1,162,128
Ginnie Mae II Pool 2% 3/20/2052	324,065	266,353
Ginnie Mae II Pool 2% 4/1/2055 (f)	175,000	143,758
Ginnie Mae II Pool 2% 4/20/2051	2,361,230	1,940,722
Ginnie Mae II Pool 2% 7/20/2051	1,928,261	1,585,462
Ginnie Mae II Pool 2% 8/20/2051	3,369,461	2,770,452
Ginnie Mae II Pool 2.5% 1/20/2051	825,328	708,627
Ginnie Mae II Pool 2.5% 10/20/2047	22,530	19,541
Ginnie Mae II Pool 2.5% 10/20/2050	877,509	754,800
Ginnie Mae II Pool 2.5% 10/20/2053	902,635	774,721
Ginnie Mae II Pool 2.5% 11/20/2050	586,682	504,642
Ginnie Mae II Pool 2.5% 12/20/2049	596,056	512,892
Ginnie Mae II Pool 2.5% 12/20/2050	180,422	154,854
Ginnie Mae II Pool 2.5% 2/20/2051	790,251	678,510
Ginnie Mae II Pool 2.5% 2/20/2052	1,322,817	1,134,737
Ginnie Mae II Pool 2.5% 3/1/2055 (f)	3,250,000	2,785,337
Ginnie Mae II Pool 2.5% 3/20/2047	16,614	14,426
Ginnie Mae II Pool 2.5% 3/20/2050	127,729	109,868
Ginnie Mae II Pool 2.5% 3/20/2051	240,590	206,533
Ginnie Mae II Pool 2.5% 3/20/2052	132,666	113,762
Ginnie Mae II Pool 2.5% 4/20/2050	90,465	77,814
Ginnie Mae II Pool 2.5% 4/20/2052	946,588	812,149
Ginnie Mae II Pool 2.5% 5/20/2050	497,333	427,788
Ginnie Mae II Pool 2.5% 5/20/2051	2,645,339	2,270,049
Ginnie Mae II Pool 2.5% 5/20/2052	1,204,280	1,033,243
Ginnie Mae II Pool 2.5% 6/20/2050	266,420	229,164
Ginnie Mae II Pool 2.5% 6/20/2051	1,479,709	1,269,323
Ginnie Mae II Pool 2.5% 6/20/2052	96,344	82,661
Ginnie Mae II Pool 2.5% 7/20/2051	7,735,130	6,632,924
Ginnie Mae II Pool 2.5% 8/20/2050	1,591,147	1,367,154
Ginnie Mae II Pool 2.5% 8/20/2051	2,495,222	2,139,669
Ginnie Mae II Pool 2.5% 9/20/2050	1,383,886	1,190,367
Ginnie Mae II Pool 2.5% 9/20/2051	592,911	508,425
Ginnie Mae II Pool 3% 1/20/2043	3,121	2,850
Ginnie Mae II Pool 3% 1/20/2048	621,388	559,971
Ginnie Mae II Pool 3% 1/20/2050	606,805	543,416
Ginnie Mae II Pool 3% 11/20/2051	386,073	344,446
Ginnie Mae II Pool 3% 11/20/2054	370,877	330,106
Ginnie Mae II Pool 3% 12/20/2049	502,969	450,428
Ginnie Mae II Pool 3% 12/20/2054	271,992	242,092
Ginnie Mae II Pool 3% 2/20/2046	252,750	228,716
Ginnie Mae II Pool 3% 2/20/2050	19,913	17,833
Ginnie Mae II Pool 3% 3/1/2055 (f)	1,200,000	1,068,146
Ginnie Mae II Pool 3% 3/20/2043	13,035	11,899
Ginnie Mae II Pool 3% 3/20/2051	1,081,219	965,653
Ginnie Mae II Pool 3% 3/20/2052	2,464,446	2,197,184
Ginnie Mae II Pool 3% 4/1/2055 (f)	500,000	444,963
Ginnie Mae II Pool 3% 4/20/2050	247,483	221,553
Ginnie Mae II Pool 3% 4/20/2051	225,730	201,815
Ginnie Mae II Pool 3% 4/20/2052	1,599,494	1,425,034
Ginnie Mae II Pool 3% 5/20/2051	1,787,632	1,593,210
Ginnie Mae II Pool 3% 5/20/2052	3,743,516	3,335,203
Ginnie Mae II Pool 3% 6/20/2050	623,038	557,759
Ginnie Mae II Pool 3% 6/20/2052	1,507,799	1,342,869
Ginnie Mae II Pool 3% 7/20/2042	45,490	41,581
Ginnie Mae II Pool 3% 7/20/2046	103,015	93,220
Ginnie Mae II Pool 3% 7/20/2049	277,908	249,051
Ginnie Mae II Pool 3% 7/20/2050	521,227	466,615
Ginnie Mae II Pool 3% 8/20/2043	3,467	3,159
Ginnie Mae II Pool 3% 8/20/2046	946,700	856,681
Ginnie Mae II Pool 3% 8/20/2050	434,497	388,701
Ginnie Mae II Pool 3% 8/20/2051	624,358	557,039
Ginnie Mae II Pool 3% 9/20/2046	240,901	217,994
Ginnie Mae II Pool 3.5% 1/20/2050	592,185	548,253
Ginnie Mae II Pool 3.5% 1/20/2055	648,893	595,481
Ginnie Mae II Pool 3.5% 10/20/2051	72,188	66,613
Ginnie Mae II Pool 3.5% 11/20/2047	101,926	94,747
Ginnie Mae II Pool 3.5% 11/20/2053	466,646	431,152
Ginnie Mae II Pool 3.5% 12/20/2046	53,862	50,203
Ginnie Mae II Pool 3.5% 12/20/2049	104,754	96,982
Ginnie Mae II Pool 3.5% 12/20/2054	411,199	377,352
Ginnie Mae II Pool 3.5% 2/20/2046	635,599	592,616
Ginnie Mae II Pool 3.5% 2/20/2051	2,032,829	1,882,019
Ginnie Mae II Pool 3.5% 3/20/2049	225,953	209,614
Ginnie Mae II Pool 3.5% 3/20/2050	770,777	713,595
Ginnie Mae II Pool 3.5% 4/20/2046	102,027	95,127
Ginnie Mae II Pool 3.5% 4/20/2049	57,942	53,752
Ginnie Mae II Pool 3.5% 4/20/2050	153,100	141,742
Ginnie Mae II Pool 3.5% 5/20/2044	4,154	3,880
Ginnie Mae II Pool 3.5% 5/20/2046	115,337	107,537
Ginnie Mae II Pool 3.5% 5/20/2050	125,431	116,125
Ginnie Mae II Pool 3.5% 5/20/2051	1,309,835	1,209,899
Ginnie Mae II Pool 3.5% 5/20/2052	163,555	150,565
Ginnie Mae II Pool 3.5% 5/20/2054	472,630	434,724
Ginnie Mae II Pool 3.5% 6/20/2052	1,268,708	1,167,945
Ginnie Mae II Pool 3.5% 7/20/2046	44,729	41,704
Ginnie Mae II Pool 3.5% 7/20/2047	14,334	13,337
Ginnie Mae II Pool 3.5% 7/20/2049	53,860	49,932
Ginnie Mae II Pool 3.5% 8/20/2046	31,012	28,914
Ginnie Mae II Pool 3.5% 8/20/2047	555,870	517,237
Ginnie Mae II Pool 3.5% 9/20/2046	31,595	29,458
Ginnie Mae II Pool 3.5% 9/20/2047	13,688	12,724
Ginnie Mae II Pool 4% 1/20/2047	85,252	81,736
Ginnie Mae II Pool 4% 1/20/2049	136,050	130,099
Ginnie Mae II Pool 4% 1/20/2051	133,225	126,856
Ginnie Mae II Pool 4% 1/20/2055	725,194	683,785
Ginnie Mae II Pool 4% 10/20/2048	75,177	71,889
Ginnie Mae II Pool 4% 10/20/2049	43,517	41,518
Ginnie Mae II Pool 4% 11/20/2047	26,063	24,964
Ginnie Mae II Pool 4% 12/20/2045	8,548	8,209
Ginnie Mae II Pool 4% 12/20/2047	37,841	36,245
Ginnie Mae II Pool 4% 12/20/2049	128,767	122,732
Ginnie Mae II Pool 4% 12/20/2050	82,261	78,328
Ginnie Mae II Pool 4% 12/20/2053	384,181	362,304
Ginnie Mae II Pool 4% 2/20/2050	108,262	103,290
Ginnie Mae II Pool 4% 2/20/2054	414,358	390,730
Ginnie Mae II Pool 4% 3/1/2055 (f)	325,000	306,358
Ginnie Mae II Pool 4% 3/20/2046	15,621	15,001
Ginnie Mae II Pool 4% 3/20/2048	152,328	145,903
Ginnie Mae II Pool 4% 3/20/2050	729,266	695,088
Ginnie Mae II Pool 4% 4/20/2047	55,122	52,849
Ginnie Mae II Pool 4% 4/20/2048	29,261	27,999
Ginnie Mae II Pool 4% 4/20/2049	58,840	56,137
Ginnie Mae II Pool 4% 4/20/2050	70,228	66,871
Ginnie Mae II Pool 4% 4/20/2054	586,645	553,148
Ginnie Mae II Pool 4% 5/20/2048	10,270	9,827
Ginnie Mae II Pool 4% 5/20/2049	80,104	76,425
Ginnie Mae II Pool 4% 5/20/2050	267,827	255,526
Ginnie Mae II Pool 4% 5/20/2054	147,870	139,427
Ginnie Mae II Pool 4% 6/20/2049	153,931	146,861
Ginnie Mae II Pool 4% 6/20/2051	228,406	216,720
Ginnie Mae II Pool 4% 7/20/2047	84,495	80,984
Ginnie Mae II Pool 4% 8/20/2047	12,671	12,144
Ginnie Mae II Pool 4% 8/20/2048	53,658	51,311
Ginnie Mae II Pool 4% 8/20/2050	159,244	151,930
Ginnie Mae II Pool 4% 8/20/2053	739,967	698,697
Ginnie Mae II Pool 4% 9/20/2047	12,874	12,339
Ginnie Mae II Pool 4% 9/20/2048	53,638	51,292
Ginnie Mae II Pool 4% 9/20/2050	143,488	136,628
Ginnie Mae II Pool 4.5% 1/20/2047	54,949	54,193
Ginnie Mae II Pool 4.5% 1/20/2050	96,513	94,552
Ginnie Mae II Pool 4.5% 1/20/2051	68,708	67,484
Ginnie Mae II Pool 4.5% 1/20/2055	873,398	843,778
Ginnie Mae II Pool 4.5% 10/20/2047	6,080	5,979
Ginnie Mae II Pool 4.5% 10/20/2048	35,089	34,398
Ginnie Mae II Pool 4.5% 10/20/2049	14,838	14,564
Ginnie Mae II Pool 4.5% 10/20/2050	65,368	64,203
Ginnie Mae II Pool 4.5% 11/20/2048	26,334	25,815
Ginnie Mae II Pool 4.5% 11/20/2053	384,115	371,238
Ginnie Mae II Pool 4.5% 11/20/2054	298,790	288,657
Ginnie Mae II Pool 4.5% 12/20/2048	16,340	16,018
Ginnie Mae II Pool 4.5% 12/20/2049	16,288	15,957
Ginnie Mae II Pool 4.5% 12/20/2050	286,423	280,603
Ginnie Mae II Pool 4.5% 2/20/2049	8,989	8,806
Ginnie Mae II Pool 4.5% 2/20/2050	71,300	69,852
Ginnie Mae II Pool 4.5% 2/20/2055	750,000	724,565
Ginnie Mae II Pool 4.5% 3/20/2051	46,222	45,139
Ginnie Mae II Pool 4.5% 4/20/2050	130,430	127,699
Ginnie Mae II Pool 4.5% 4/20/2051	55,176	53,883
Ginnie Mae II Pool 4.5% 5/20/2049	50,445	49,420
Ginnie Mae II Pool 4.5% 5/20/2054	589,069	569,092
Ginnie Mae II Pool 4.5% 6/20/2045	78,886	77,875
Ginnie Mae II Pool 4.5% 6/20/2049	22,753	22,291
Ginnie Mae II Pool 4.5% 6/20/2054	1,403,864	1,356,254
Ginnie Mae II Pool 4.5% 7/20/2053	1,113,783	1,077,838
Ginnie Mae II Pool 4.5% 8/20/2048	168,825	165,711
Ginnie Mae II Pool 4.5% 8/20/2050	59,115	57,951
Ginnie Mae II Pool 4.5% 9/20/2047	6,250	6,142
Ginnie Mae II Pool 4.5% 9/20/2049	51,536	50,521
Ginnie Mae II Pool 4.5% 9/20/2050	62,645	61,509
Ginnie Mae II Pool 5% 1/20/2049	6,632	6,648
Ginnie Mae II Pool 5% 1/20/2055	4,492,351	4,436,826
Ginnie Mae II Pool 5% 10/20/2047	32,823	33,220
Ginnie Mae II Pool 5% 10/20/2048	7,680	7,701
Ginnie Mae II Pool 5% 11/20/2045	26,812	27,111
Ginnie Mae II Pool 5% 11/20/2048	7,280	7,299
Ginnie Mae II Pool 5% 11/20/2049	27,381	27,515
Ginnie Mae II Pool 5% 11/20/2050	40,714	41,169
Ginnie Mae II Pool 5% 11/20/2053	568,681	562,941
Ginnie Mae II Pool 5% 12/20/2053	477,591	472,173
Ginnie Mae II Pool 5% 12/20/2054	323,569	319,569
Ginnie Mae II Pool 5% 2/20/2049	49,473	49,592
Ginnie Mae II Pool 5% 2/20/2055	1,025,000	1,012,331
Ginnie Mae II Pool 5% 3/20/2048	8,865	8,950
Ginnie Mae II Pool 5% 3/20/2050	56,418	56,959
Ginnie Mae II Pool 5% 4/20/2048	18,988	19,135
Ginnie Mae II Pool 5% 4/20/2049	9,133	9,155
Ginnie Mae II Pool 5% 5/20/2049	36,260	36,358
Ginnie Mae II Pool 5% 5/20/2054	487,985	482,296
Ginnie Mae II Pool 5% 6/20/2054	711,139	702,849
Ginnie Mae II Pool 5% 7/20/2048	31,845	31,931
Ginnie Mae II Pool 5% 7/20/2050	34,221	34,549
Ginnie Mae II Pool 5% 7/20/2053	1,549,540	1,533,898
Ginnie Mae II Pool 5% 9/20/2048	8,559	8,582
Ginnie Mae II Pool 5% 9/20/2053	730,344	722,972
Ginnie Mae II Pool 5.5% 1/20/2055	1,649,999	1,656,029
Ginnie Mae II Pool 5.5% 10/20/2046	22,460	23,098
Ginnie Mae II Pool 5.5% 10/20/2048	8,712	8,948
Ginnie Mae II Pool 5.5% 10/20/2053	1,300,710	1,309,122
Ginnie Mae II Pool 5.5% 12/20/2044	15,346	15,748
Ginnie Mae II Pool 5.5% 12/20/2048	12,419	12,755
Ginnie Mae II Pool 5.5% 2/20/2054	1,230,983	1,235,482
Ginnie Mae II Pool 5.5% 3/1/2055 (f)	2,750,000	2,757,694
Ginnie Mae II Pool 5.5% 4/1/2055 (f)	1,975,000	1,978,597
Ginnie Mae II Pool 5.5% 7/20/2054	566,208	568,631
Ginnie Mae II Pool 5.5% 8/20/2053	509,315	512,609
Ginnie Mae II Pool 5.5% 8/20/2054	2,195,330	2,203,353
Ginnie Mae II Pool 5.5% 9/20/2053	1,183,507	1,191,161
Ginnie Mae II Pool 6% 1/20/2055	1,869,630	1,898,217
Ginnie Mae II Pool 6% 12/20/2054	3,735,532	3,793,816
Ginnie Mae II Pool 6% 3/1/2055 (f)	1,850,000	1,875,113
Ginnie Mae II Pool 6% 4/1/2055 (f)	1,200,000	1,214,977
Ginnie Mae II Pool 6.5% 3/1/2055 (f)	4,700,000	4,793,321
Ginnie Mae II Pool 6.5% 7/20/2053	460,887	471,181
Ginnie Mae II Pool 6.5% 9/20/2053	370,744	379,256
Uniform Mortgage Backed Securities 2% 3/1/2040 (f)	925,000	835,029
Uniform Mortgage Backed Securities 2% 3/1/2055 (f)	22,125,000	17,694,814
Uniform Mortgage Backed Securities 2% 4/1/2055 (f)	17,225,000	13,785,383
Uniform Mortgage Backed Securities 2.5% 3/1/2040 (f)	1,650,000	1,526,959
Uniform Mortgage Backed Securities 2.5% 3/1/2055 (f)	1,325,000	1,107,824
Uniform Mortgage Backed Securities 3% 3/1/2055 (f)	2,650,000	2,309,744
Uniform Mortgage Backed Securities 3.5% 3/1/2055 (f)	1,025,000	929,547
Uniform Mortgage Backed Securities 4% 3/1/2055 (f)	3,800,000	3,563,094
Uniform Mortgage Backed Securities 4.5% 3/1/2055 (f)	700,000	674,323
Uniform Mortgage Backed Securities 4.5% 4/1/2055 (f)	3,250,000	3,126,348
Uniform Mortgage Backed Securities 5% 3/1/2055 (f)	6,125,000	6,025,469
Uniform Mortgage Backed Securities 5.5% 3/1/2055 (f)	2,850,000	2,853,563
Uniform Mortgage Backed Securities 6% 3/1/2055 (f)	7,200,000	7,316,438
Uniform Mortgage Backed Securities 6.5% 3/1/2055 (f)	5,300,000	5,459,414
Uniform Mortgage Backed Securities 7% 3/1/2055 (f)	3,400,000	3,560,987
TOTAL UNITED STATES		699,524,027
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $737,405,488)		699,524,027

U.S. Government Agency Obligations - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
Financials - 0.5%
Financial Services - 0.5%
Fannie Mae 0.54% 10/27/2025	500,000	488,228
Fannie Mae 0.75% 10/8/2027	250,000	230,354
Fannie Mae 0.875% 8/5/2030	108,000	91,298
Fannie Mae 6.625% 11/15/2030	1,650,000	1,857,229
Federal Farm Credit Banks Funding Corp 1.4% 3/10/2028	2,230,000	2,061,662
Federal Farm Credit Banks Funding Corp 3.8% 4/5/2032	1,000,000	959,308
Federal Home Loan Bank 0.9% 2/26/2027	3,290,000	3,092,045
Federal Home Loan Bank 0.96% 3/5/2026	1,300,000	1,259,257
Federal Home Loan Bank 3.25% 6/9/2028	210,000	205,276
Federal Home Loan Bank 4.375% 9/8/2028	30,000	30,366
Federal Home Loan Bank 4.75% 3/10/2034	1,000,000	1,030,041
Freddie Mac Non Gold Pool 6.25% 7/15/2032	830,000	939,271
Freddie Mac Non Gold Pool 6.75% 3/15/2031	870,000	990,101
		13,234,436
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Tennessee Valley Authority 0.75% 5/15/2025	560,000	555,830
Tennessee Valley Authority 2.875% 2/1/2027	145,000	141,985
Tennessee Valley Authority 4.25% 9/15/2052	150,000	134,527
Tennessee Valley Authority 4.25% 9/15/2065	210,000	180,149
Tennessee Valley Authority 4.375% 8/1/2034	269,000	267,719
Tennessee Valley Authority 5.25% 9/15/2039	420,000	447,227
Tennessee Valley Authority 5.88% 4/1/2036	110,000	122,716
		1,850,153
TOTAL UNITED STATES		15,084,589
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $15,609,447)		15,084,589

U.S. Treasury Obligations - 45.8%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	1.44	2,000	1,273
US Treasury Bonds 1.125% 8/15/2040	2.18	76,000	47,939
US Treasury Bonds 1.25% 5/15/2050	2.33	238,000	120,162
US Treasury Bonds 1.375% 11/15/2040	1.92 to 2.06	1,276,000	834,434
US Treasury Bonds 1.375% 8/15/2050	2.30 to 2.37	290,000	150,438
US Treasury Bonds 1.75% 8/15/2041	1.96 to 3.69	6,137,000	4,187,783
US Treasury Bonds 1.875% 11/15/2051	2.04 to 3.39	1,574,000	922,327
US Treasury Bonds 1.875% 2/15/2041	1.91 to 2.32	14,910,000	10,541,254
US Treasury Bonds 2% 11/15/2041	2.11 to 3.33	3,170,000	2,241,661
US Treasury Bonds 2% 2/15/2050	1.49 to 1.71	683,000	420,232
US Treasury Bonds 2% 8/15/2051	1.85 to 3.25	8,892,000	5,389,386
US Treasury Bonds 2.25% 5/15/2041	1.78 to 3.12	6,995,000	5,219,472
US Treasury Bonds 2.25% 8/15/2046	1.93	148,000	100,750
US Treasury Bonds 2.25% 8/15/2049	2.20 to 2.22	267,000	174,864
US Treasury Bonds 2.375% 11/15/2049	2.39	38,000	25,514
US Treasury Bonds 2.375% 5/15/2051	2.57 to 3.09	1,245,000	828,363
US Treasury Bonds 2.5% 2/15/2046	1.27	329,000	236,829
US Treasury Bonds 2.5% 5/15/2046	3.05	122,000	87,516
US Treasury Bonds 2.75% 11/15/2042	1.27 to 2.83	329,000	257,867
US Treasury Bonds 2.75% 11/15/2047	3.32 to 3.37	157,000	116,045
US Treasury Bonds 2.75% 8/15/2047	3.10 to 3.18	177,000	131,098
US Treasury Bonds 2.875% 11/15/2046	2.33 to 3.19	359,000	274,411
US Treasury Bonds 2.875% 5/15/2049	2.23 to 2.58	361,000	269,805
US Treasury Bonds 2.875% 5/15/2052	2.94 to 3.20	2,960,000	2,187,625
US Treasury Bonds 2.875% 8/15/2045	2.82 to 2.91	268,000	207,752
US Treasury Bonds 3% 11/15/2044	2.28 to 3.31	264,000	210,251
US Treasury Bonds 3% 11/15/2045	3.08 to 3.17	76,000	60,019
US Treasury Bonds 3% 2/15/2047	3.00	83,000	64,717
US Treasury Bonds 3% 2/15/2048	3.07	121,000	93,454
US Treasury Bonds 3% 2/15/2049	2.52 to 2.57	264,000	202,434
US Treasury Bonds 3% 5/15/2042	1.10 to 3.04	238,000	195,439
US Treasury Bonds 3% 5/15/2047	2.77 to 4.98	1,607,000	1,250,196
US Treasury Bonds 3% 8/15/2048	3.07 to 3.39	188,000	144,576
US Treasury Bonds 3% 8/15/2052	3.59 to 4.15	7,670,000	5,813,620
US Treasury Bonds 3.125% 11/15/2041	2.27 to 2.52	229,000	193,031
US Treasury Bonds 3.125% 2/15/2042	1.10 to 2.95	264,000	221,688
US Treasury Bonds 3.125% 5/15/2048	3.13	48,000	37,838
US Treasury Bonds 3.25% 5/15/2042	3.21 to 4.49	6,160,000	5,246,588
US Treasury Bonds 3.375% 11/15/2048	3.25	68,000	55,885
US Treasury Bonds 3.375% 5/15/2044	3.04 to 3.33	186,000	158,078
US Treasury Bonds 3.375% 8/15/2042	3.51 to 4.43	14,140,000	12,225,577
US Treasury Bonds 3.625% 2/15/2053	3.66 to 4.11	9,520,000	8,158,938
US Treasury Bonds 3.625% 5/15/2053	3.83 to 4.23	6,910,000	5,925,865
US Treasury Bonds 3.625% 8/15/2043	2.54	86,000	76,207
US Treasury Bonds 3.75% 11/15/2043	3.17	94,000	84,692
US Treasury Bonds 3.75% 8/15/2041	2.47 to 2.94	225,000	206,851
US Treasury Bonds 3.875% 2/15/2043	3.76 to 4.59	10,190,000	9,402,663
US Treasury Bonds 3.875% 5/15/2043	4.02 to 4.24	7,160,000	6,585,999
US Treasury Bonds 3.875% 8/15/2040	2.12	126,000	118,538
US Treasury Bonds 4% 11/15/2042	3.79 to 4.13	10,370,000	9,749,825
US Treasury Bonds 4% 11/15/2052	3.60 to 3.88	6,250,000	5,728,760
US Treasury Bonds 4.125% 8/15/2044	4.11 to 4.89	19,240,000	18,196,831
US Treasury Bonds 4.125% 8/15/2053 (j)	4.20 to 5.03	4,510,000	4,229,358
US Treasury Bonds 4.25% 2/15/2054	4.27 to 4.79	29,973,000	28,751,834
US Treasury Bonds 4.25% 8/15/2054	4.02 to 4.48	17,950,000	17,248,828
US Treasury Bonds 4.375% 11/15/2039	3.18	5,000	5,001
US Treasury Bonds 4.375% 2/15/2038	2.97 to 3.10	81,000	81,899
US Treasury Bonds 4.375% 5/15/2041	2.97	433,000	430,175
US Treasury Bonds 4.375% 8/15/2043	4.41 to 5.07	4,130,000	4,059,016
US Treasury Bonds 4.5% 11/15/2054	4.37 to 4.84	10,730,000	10,758,502
US Treasury Bonds 4.5% 2/15/2036	1.78 to 2.83	223,000	230,343
US Treasury Bonds 4.5% 2/15/2044	4.36 to 4.85	22,650,000	22,575,680
US Treasury Bonds 4.5% 5/15/2038	3.16	69,000	70,641
US Treasury Bonds 4.625% 11/15/2044	4.47 to 4.90	13,270,000	13,415,141
US Treasury Bonds 4.625% 2/15/2055	4.47	4,200,000	4,299,098
US Treasury Bonds 4.625% 5/15/2044	4.16 to 4.76	8,980,000	9,087,339
US Treasury Bonds 4.625% 5/15/2054	4.34 to 4.68	8,840,000	9,028,195
US Treasury Bonds 4.75% 11/15/2043	4.22 to 4.70	18,010,000	18,551,003
US Treasury Bonds 5% 5/15/2037	2.94	391,000	420,096
US Treasury Notes 0.375% 1/31/2026	0.47 to 0.89	6,855,000	6,623,108
US Treasury Notes 0.375% 7/31/2027	0.39 to 0.46	3,005,000	2,758,261
US Treasury Notes 0.375% 9/30/2027	0.54 to 0.73	3,744,000	3,416,985
US Treasury Notes 0.5% 2/28/2026	0.67 to 0.82	5,602,000	5,404,508
US Treasury Notes 0.5% 4/30/2027	0.54	546,000	506,948
US Treasury Notes 0.5% 5/31/2027	0.69	43,000	39,808
US Treasury Notes 0.5% 6/30/2027	0.48 to 0.49	856,000	790,429
US Treasury Notes 0.5% 8/31/2027	0.46 to 1.19	2,377,000	2,182,290
US Treasury Notes 0.625% 11/30/2027	0.63 to 0.76	2,407,000	2,199,114
US Treasury Notes 0.625% 12/31/2027	0.76 to 0.84	1,696,000	1,545,149
US Treasury Notes 0.625% 3/31/2027	0.63	884,000	825,193
US Treasury Notes 0.625% 7/31/2026	0.67 to 0.83	3,960,000	3,775,767
US Treasury Notes 0.625% 8/15/2030	1.55 to 1.70	644,000	536,860
US Treasury Notes 0.75% 1/31/2028	0.79 to 1.00	4,807,000	4,384,322
US Treasury Notes 0.75% 3/31/2026	0.81 to 0.85	6,314,000	6,092,023
US Treasury Notes 0.75% 4/30/2026	0.81	3,206,000	3,085,024
US Treasury Notes 0.75% 5/31/2026	0.78 to 0.90	3,183,000	3,055,680
US Treasury Notes 0.75% 8/31/2026	0.81 to 0.97	5,654,000	5,386,539
US Treasury Notes 0.875% 6/30/2026	0.69	894,000	857,507
US Treasury Notes 0.875% 9/30/2026	1.05 to 1.62	6,070,000	5,779,541
US Treasury Notes 1.125% 10/31/2026	1.10 to 1.83	8,680,000	8,278,889
US Treasury Notes 1.125% 2/29/2028	1.28 to 1.37	5,030,000	4,629,368
US Treasury Notes 1.125% 8/31/2028	1.07 to 1.42	5,215,000	4,731,594
US Treasury Notes 1.25% 11/30/2026	3.75	429,000	409,209
US Treasury Notes 1.25% 12/31/2026	1.42 to 2.91	7,670,000	7,300,582
US Treasury Notes 1.25% 3/31/2028	1.23 to 1.34	4,619,000	4,257,780
US Treasury Notes 1.25% 4/30/2028	1.23 to 1.29	3,357,000	3,087,129
US Treasury Notes 1.25% 5/31/2028	1.24	2,807,000	2,575,423
US Treasury Notes 1.25% 6/30/2028	0.99 to 1.02	3,624,000	3,317,376
US Treasury Notes 1.25% 8/15/2031	3.02 to 3.09	3,247,000	2,727,353
US Treasury Notes 1.25% 9/30/2028	1.34 to 1.44	2,821,000	2,565,677
US Treasury Notes 1.375% 10/31/2028	1.45 to 2.02	7,420,000	6,765,243
US Treasury Notes 1.375% 12/31/2028	1.71 to 2.71	2,240,000	2,032,887
US Treasury Notes 1.375% 8/31/2026	1.68	366,000	352,046
US Treasury Notes 1.5% 1/31/2027	0.69 to 3.03	5,829,000	5,562,597
US Treasury Notes 1.5% 11/30/2028	1.77 to 1.79	1,062,000	970,776
US Treasury Notes 1.5% 2/15/2030	1.62	724,000	642,493
US Treasury Notes 1.5% 8/15/2026	3.01	283,000	272,962
US Treasury Notes 1.625% 11/30/2026	1.84	454,000	435,911
US Treasury Notes 1.625% 5/15/2031	3.75	9,580,000	8,300,546
US Treasury Notes 1.625% 8/15/2029	0.69 to 1.93	2,954,000	2,672,678
US Treasury Notes 1.625% 9/30/2026	1.68 to 1.84	1,345,000	1,296,401
US Treasury Notes 1.75% 1/31/2029	1.86 to 2.36	4,210,000	3,869,911
US Treasury Notes 1.75% 3/15/2025	3.03	3,230,000	3,227,196
US Treasury Notes 1.875% 2/28/2029	3.07	820,000	756,226
US Treasury Notes 1.875% 7/31/2026	1.61 to 1.76	800,000	776,344
US Treasury Notes 2% 11/15/2026	1.54 to 3.18	562,000	543,428
US Treasury Notes 2.25% 11/15/2027	3.19	255,000	243,834
US Treasury Notes 2.25% 2/15/2027	2.51 to 4.77	4,017,000	3,885,820
US Treasury Notes 2.25% 8/15/2027	2.66 to 3.05	1,371,000	1,316,214
US Treasury Notes 2.375% 5/15/2027	2.54 to 2.88	1,576,000	1,522,564
US Treasury Notes 2.375% 5/15/2029	1.88 to 2.12	473,000	443,474
US Treasury Notes 2.5% 2/28/2026	2.41	273,000	268,634
US Treasury Notes 2.5% 3/31/2027	2.45 to 3.06	11,290,000	10,960,561
US Treasury Notes 2.625% 2/15/2029	1.60 to 2.72	1,038,000	986,100
US Treasury Notes 2.625% 5/31/2027	2.84	3,110,000	3,019,616
US Treasury Notes 2.625% 7/31/2029	2.87 to 3.15	13,410,000	12,666,164
US Treasury Notes 2.75% 2/15/2028	1.53 to 3.24	629,000	607,771
US Treasury Notes 2.75% 4/30/2027	2.90 to 2.93	1,920,000	1,871,175
US Treasury Notes 2.75% 5/15/2025	2.73	100,000	99,682
US Treasury Notes 2.75% 6/30/2025	2.93	237,000	235,814
US Treasury Notes 2.75% 7/31/2027	2.91 to 3.18	4,190,000	4,072,484
US Treasury Notes 2.75% 8/15/2032	3.10 to 4.02	13,225,000	12,066,263
US Treasury Notes 2.75% 8/31/2025	2.80	304,000	301,711
US Treasury Notes 2.875% 11/30/2025	2.69 to 2.71	288,000	285,185
US Treasury Notes 2.875% 4/30/2025	3.06	81,000	80,812
US Treasury Notes 2.875% 4/30/2029	3.03	290,000	277,539
US Treasury Notes 2.875% 5/15/2028	2.48 to 2.72	231,000	223,392
US Treasury Notes 2.875% 7/31/2025	2.77	258,000	256,476
US Treasury Notes 2.875% 8/15/2028	1.32 to 2.86	1,186,000	1,143,795
US Treasury Notes 3% 10/31/2025	2.59	535,000	530,703
US Treasury Notes 3% 7/15/2025	3.15	910,000	905,681
US Treasury Notes 3.125% 11/15/2028	1.98 to 3.01	331,000	321,173
US Treasury Notes 3.125% 8/31/2027	3.27 to 3.69	3,090,000	3,027,717
US Treasury Notes 3.125% 8/31/2029	3.21 to 3.61	2,250,000	2,168,350
US Treasury Notes 3.25% 6/30/2027	2.89 to 3.15	3,320,000	3,267,736
US Treasury Notes 3.25% 6/30/2029	2.70 to 3.02	1,750,000	1,697,227
US Treasury Notes 3.375% 5/15/2033	3.96	960,000	908,625
US Treasury Notes 3.375% 9/15/2027	3.49 to 3.56	23,340,000	23,006,311
US Treasury Notes 3.5% 1/31/2028	3.49 to 3.77	5,420,000	5,349,498
US Treasury Notes 3.5% 1/31/2030	3.51 to 4.07	5,650,000	5,519,564
US Treasury Notes 3.5% 2/15/2033	3.75 to 4.06	7,830,000	7,493,249
US Treasury Notes 3.5% 4/30/2028	3.41 to 4.02	4,370,000	4,306,533
US Treasury Notes 3.5% 4/30/2030	3.71 to 4.70	7,080,000	6,903,830
US Treasury Notes 3.5% 9/30/2029	3.57	1,460,000	1,428,975
US Treasury Notes 3.625% 3/31/2028	3.51 to 3.58	2,180,000	2,157,945
US Treasury Notes 3.625% 3/31/2030	3.55	410,000	402,377
US Treasury Notes 3.625% 5/15/2026	4.04 to 4.59	9,550,000	9,497,982
US Treasury Notes 3.625% 5/31/2028	3.74 to 4.11	13,510,000	13,363,290
US Treasury Notes 3.625% 8/31/2029	3.71	5,210,000	5,129,408
US Treasury Notes 3.625% 9/30/2031	3.66 to 4.15	9,740,000	9,477,857
US Treasury Notes 3.75% 12/31/2028	3.84 to 4.06	8,390,000	8,314,949
US Treasury Notes 3.75% 12/31/2030	4.09 to 4.11	3,600,000	3,541,500
US Treasury Notes 3.75% 5/31/2030	3.92 to 4.23	1,860,000	1,834,788
US Treasury Notes 3.75% 6/30/2030	3.86 to 4.23	6,970,000	6,874,163
US Treasury Notes 3.75% 8/31/2031	3.63	2,030,000	1,990,352
US Treasury Notes 3.875% 10/15/2027	3.86 to 4.16	25,440,000	25,376,400
US Treasury Notes 3.875% 11/30/2029	3.45 to 3.80	3,970,000	3,945,808
US Treasury Notes 3.875% 12/31/2027	3.64 to 4.01	5,110,000	5,096,578
US Treasury Notes 3.875% 12/31/2029	3.58 to 4.05	5,560,000	5,524,598
US Treasury Notes 3.875% 8/15/2033	4.27 to 4.71	4,340,000	4,251,674
US Treasury Notes 3.875% 8/15/2034	3.74 to 4.29	6,890,000	6,717,986
US Treasury Notes 3.875% 9/30/2029	3.96 to 4.11	5,080,000	5,050,234
US Treasury Notes 4% 1/15/2027	4.02 to 4.10	7,640,000	7,639,105
US Treasury Notes 4% 1/31/2029	3.87 to 4.22	11,640,000	11,639,091
US Treasury Notes 4% 1/31/2031	3.91 to 4.34	9,240,000	9,204,989
US Treasury Notes 4% 10/31/2029	3.73 to 4.14	10,290,000	10,281,157
US Treasury Notes 4% 12/15/2025	3.94 to 4.24	4,400,000	4,394,259
US Treasury Notes 4% 12/15/2027	4.22 to 4.32	32,340,000	32,364,692
US Treasury Notes 4% 2/15/2034	4.35 to 4.69	6,580,000	6,490,296
US Treasury Notes 4% 2/28/2030	3.49 to 4.00	12,320,000	12,318,075
US Treasury Notes 4% 2/29/2028	4.17	3,620,000	3,622,121
US Treasury Notes 4% 6/30/2028	4.01 to 4.25	9,110,000	9,115,338
US Treasury Notes 4% 7/31/2029	3.94	4,650,000	4,647,538
US Treasury Notes 4% 7/31/2030	4.38	1,020,000	1,017,968
US Treasury Notes 4.125% 10/31/2027	3.82 to 4.25	7,580,000	7,608,425
US Treasury Notes 4.125% 10/31/2029	4.15 to 4.31	13,400,000	13,462,813
US Treasury Notes 4.125% 10/31/2031	4.13 to 4.38	13,820,000	13,841,594
US Treasury Notes 4.125% 11/15/2027	4.11 to 4.20	21,290,000	21,369,006
US Treasury Notes 4.125% 11/15/2032	3.36 to 3.95	9,650,000	9,651,885
US Treasury Notes 4.125% 11/30/2029	4.08 to 4.44	10,860,000	10,915,997
US Treasury Notes 4.125% 11/30/2031	4.08 to 4.32	6,970,000	6,980,074
US Treasury Notes 4.125% 2/15/2027	4.30 to 4.48	17,430,000	17,470,852
US Treasury Notes 4.125% 2/29/2032	4.10	7,390,000	7,399,238
US Treasury Notes 4.125% 3/31/2029	4.20 to 4.66	12,990,000	13,046,831
US Treasury Notes 4.125% 3/31/2031	4.33 to 4.66	10,520,000	10,547,122
US Treasury Notes 4.125% 6/15/2026	4.33 to 4.53	13,790,000	13,801,851
US Treasury Notes 4.125% 7/31/2031	3.68 to 3.96	15,070,000	15,099,349
US Treasury Notes 4.125% 8/31/2030	4.34 to 4.63	880,000	882,991
US Treasury Notes 4.25% 1/15/2028	4.24 to 4.28	15,030,000	15,141,551
US Treasury Notes 4.25% 1/31/2026	4.72	5,600,000	5,603,106
US Treasury Notes 4.25% 1/31/2030	4.33	10,630,000	10,741,283
US Treasury Notes 4.25% 11/15/2034	4.15 to 4.58	16,370,000	16,433,945
US Treasury Notes 4.25% 2/15/2028	4.08	12,800,000	12,899,991
US Treasury Notes 4.25% 2/28/2029	4.20 to 4.24	7,430,000	7,496,464
US Treasury Notes 4.25% 2/28/2031	4.21 to 4.27	6,710,000	6,773,430
US Treasury Notes 4.25% 3/15/2027	4.37 to 4.52	12,680,000	12,742,905
US Treasury Notes 4.25% 6/30/2029	4.17 to 4.34	7,990,000	8,065,042
US Treasury Notes 4.25% 6/30/2031	4.09 to 4.23	6,210,000	6,266,278
US Treasury Notes 4.375% 1/31/2032	4.44	4,670,000	4,746,617
US Treasury Notes 4.375% 11/30/2028	3.79 to 4.29	6,830,000	6,918,310
US Treasury Notes 4.375% 11/30/2030	3.87 to 4.36	8,470,000	8,604,660
US Treasury Notes 4.375% 12/15/2026	3.98 to 4.15	10,500,000	10,563,984
US Treasury Notes 4.375% 12/31/2029	4.33 to 4.41	9,890,000	10,044,531
US Treasury Notes 4.375% 5/15/2034	4.06 to 4.49	8,680,000	8,802,741
US Treasury Notes 4.375% 7/15/2027	4.10 to 4.26	14,500,000	14,627,496
US Treasury Notes 4.375% 8/15/2026	4.66	210,000	210,975
US Treasury Notes 4.5% 11/15/2025	4.08	2,900,000	2,905,438
US Treasury Notes 4.5% 11/15/2033	3.93 to 4.34	12,920,000	13,228,364
US Treasury Notes 4.5% 12/31/2031	4.43 to 4.70	14,380,000	14,721,525
US Treasury Notes 4.5% 4/15/2027	4.65 to 4.88	10,820,000	10,930,313
US Treasury Notes 4.5% 5/15/2027	4.51 to 4.74	16,650,000	16,828,207
US Treasury Notes 4.5% 5/31/2029	4.49	990,000	1,008,872
US Treasury Notes 4.5% 7/15/2026	4.34 to 4.68	10,340,000	10,401,394
US Treasury Notes 4.625% 10/15/2026	4.90	5,150,000	5,197,275
US Treasury Notes 4.625% 11/15/2026	4.47 to 4.50	6,220,000	6,280,499
US Treasury Notes 4.625% 2/15/2035	4.20	6,170,000	6,381,152
US Treasury Notes 4.625% 3/15/2026	3.57 to 3.92	8,780,000	8,822,460
US Treasury Notes 4.625% 4/30/2029	4.72	5,660,000	5,792,877
US Treasury Notes 4.625% 4/30/2031	4.49 to 4.71	8,070,000	8,308,632
US Treasury Notes 4.625% 5/31/2031	4.25 to 4.49	10,900,000	11,222,742
US Treasury Notes 4.625% 6/15/2027	4.41 to 4.52	11,480,000	11,641,438
US Treasury Notes 4.625% 6/30/2026	4.74	6,500,000	6,546,465
US Treasury Notes 4.625% 9/15/2026	4.79	6,990,000	7,051,163
US Treasury Notes 4.625% 9/30/2028	4.60 to 4.68	3,820,000	3,899,534
US Treasury Notes 4.75% 2/15/2045	4.52 to 4.59	2,540,000	2,616,994
US Treasury Notes 4.875% 10/31/2028	4.65 to 4.82	3,722,000	3,831,915
US Treasury Notes 4.875% 10/31/2030	4.36 to 4.89	7,650,000	7,964,965
US Treasury Notes 4.875% 5/31/2026	4.86	2,910,000	2,937,509
US Treasury Notes 5% 10/31/2025	5.06	3,000,000	3,014,484
US Treasury Notes 5% 8/31/2025	4.85	250,000	250,818
US Treasury Notes 5% 9/30/2025	5.05	5,700,000	5,723,468
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,298,202,252)			1,271,451,200

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k) (Cost $21,117,416)	4.35	21,113,194	21,117,416

TOTAL INVESTMENT IN SECURITIES - 102.6% (Cost $2,957,201,473)	2,847,747,331
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(71,028,321)
NET ASSETS - 100.0%	2,776,719,010

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 3/1/2055	(175,000)	(143,717)
Ginnie Mae II Pool 3% 3/1/2055	(500,000)	(445,061)
Ginnie Mae II Pool 5.5% 3/1/2055	(1,975,000)	(1,980,526)
Ginnie Mae II Pool 6% 3/1/2055	(1,200,000)	(1,216,289)
Uniform Mortgage Backed Securities 2% 3/1/2055	(17,225,000)	(13,775,963)
Uniform Mortgage Backed Securities 4.5% 3/1/2055	(3,250,000)	(3,130,791)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(20,692,347)

TOTAL TBA SALE COMMITMENTS (Proceeds $20,388,966)		(20,692,347)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,006,225 or 0.2% of net assets.

(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Security is perpetual in nature with no stated maturity date.
(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $47,826.

(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	21,756,543	306,229,605	306,868,732	440,474	-	-	21,117,416	21,113,194	0.0%
Total	21,756,543	306,229,605	306,868,732	440,474	-	-	21,117,416	21,113,194

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	9,108,359	-	9,108,359	-

Bank Notes
Financials	4,229,365	-	4,229,365	-

Commercial Mortgage Securities	27,698,892	-	27,698,892	-

Foreign Government and Government Agency Obligations	36,250,378	-	36,250,378	-

Municipal Securities
Education	658,587	-	658,587	-
Electric Utilities	547,300	-	547,300	-
General Obligations	4,250,343	-	4,250,343	-
Health Care	678,902	-	678,902	-
Special Tax	978,206	-	978,206	-
Transportation	2,268,966	-	2,268,966	-
Water & Sewer	540,531	-	540,531	-

Non-Convertible Corporate Bonds
Communication Services	53,591,763	-	53,591,763	-
Consumer Discretionary	39,895,223	-	39,895,223	-
Consumer Staples	41,120,626	-	41,120,626	-
Energy	46,288,941	-	46,288,941	-
Financials	273,200,113	-	273,200,113	-
Health Care	77,224,167	-	77,224,167	-
Industrials	45,300,547	-	45,300,547	-
Information Technology	60,734,468	-	60,734,468	-
Materials	20,946,825	-	20,946,825	-
Real Estate	28,059,970	-	28,059,970	-
Utilities	66,776,361	-	66,776,361	-

Preferred Securities
Energy	221,266	-	221,266	-

U.S. Government Agency - Mortgage Securities	699,524,027	-	699,524,027	-

U.S. Government Agency Obligations
Financials	13,234,436	-	13,234,436	-
Utilities	1,850,153	-	1,850,153	-

U.S. Treasury Obligations	1,271,451,200	-	1,271,451,200	-

Money Market Funds	21,117,416	21,117,416	-	-
Total Investments in Securities:	2,847,747,331	21,117,416	2,826,629,915	-
Other Financial Instruments:

TBA Sale Commitments	(20,692,347)	-	(20,692,347)	-
Total Other Financial Instruments:	(20,692,347)	-	(20,692,347)	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,936,084,057)	$2,826,629,915
Fidelity Central Funds (cost $21,117,416)	21,117,416

Total Investment in Securities (cost $2,957,201,473)		$2,847,747,331
Cash		285
Receivable for investments sold		24,362,638
Receivable for TBA sale commitments		20,388,966
Receivable for fund shares sold		4,339,833
Interest receivable		21,260,590
Distributions receivable from Fidelity Central Funds		55,272
Total assets		2,918,154,915
Liabilities
Payable for investments purchased
Regular delivery	$30,085,178
Delayed delivery	87,424,550
TBA sale commitments, at value	20,692,347
Payable for fund shares redeemed	3,230,524
Distributions payable	3,306
Total liabilities		141,435,905
Net Assets		$2,776,719,010
Net Assets consist of:
Paid in capital		$2,928,897,162
Total accumulated earnings (loss)		(152,178,152)
Net Assets		$2,776,719,010
Net Asset Value, offering price and redemption price per share ($2,776,719,010 ÷ 302,965,992 shares)		$9.17
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Dividends		$6,773
Interest		50,335,451
Income from Fidelity Central Funds		440,474
Total income		50,782,698
Expenses
Independent trustees' fees and expenses	$3,358
Total expenses		3,358
Net Investment income (loss)		50,779,340
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(11,012,257)
Foreign currency transactions	2
Total net realized gain (loss)		(11,012,255)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(11,673,191)
TBA Sale commitments	(344,808)
Total change in net unrealized appreciation (depreciation)		(12,017,999)
Net gain (loss)		(23,030,254)
Net increase (decrease) in net assets resulting from operations		$27,749,086
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$50,779,340	$74,816,141
Net realized gain (loss)	(11,012,255)	(16,028,414)
Change in net unrealized appreciation (depreciation)	(12,017,999)	91,630,474
Net increase (decrease) in net assets resulting from operations	27,749,086	150,418,201
Distributions to shareholders	(47,982,053)	(69,215,077)

Share transactions
Proceeds from sales of shares	597,013,534	1,000,964,330
Reinvestment of distributions	47,959,824	69,174,908
Cost of shares redeemed	(260,968,560)	(449,980,027)

Net increase (decrease) in net assets resulting from share transactions	384,004,798	620,159,211
Total increase (decrease) in net assets	363,771,831	701,362,335

Net Assets
Beginning of period	2,412,947,179	1,711,584,844
End of period	$2,776,719,010	$2,412,947,179

Other Information
Shares
Sold	65,616,157	111,630,504
Issued in reinvestment of distributions	5,261,937	7,709,836
Redeemed	(28,665,339)	(50,252,375)
Net increase (decrease)	42,212,755	69,087,965

Financial Highlights
Fidelity Flex® U.S. Bond Index Fund

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.25	$8.93	$9.29	$10.68	$10.97	$10.57
Income from Investment Operations
Net investment income (loss) A,B	.181	.335	.266	.180	.159	.256
Net realized and unrealized gain (loss)	(.090)	.294	(.380)	(1.397)	(.192)	.420
Total from investment operations	.091	.629	(.114)	(1.217)	(.033)	.676
Distributions from net investment income	(.171)	(.309)	(.246)	(.173)	(.163)	(.256)
Distributions from net realized gain	-	-	-	-	(.094)	(.020)
Total distributions	(.171)	(.309)	(.246)	(.173)	(.257)	(.276)
Net asset value, end of period	$9.17	$9.25	$8.93	$9.29	$10.68	$10.97
Total Return C,D	1.01%	7.21%	(1.22)%	(11.49)%	(.29)%	6.50%
Ratios to Average Net Assets B,E,F
Expenses before reductions	-% G,H	-% H	.01%	-% H	-% H	-% H
Expenses net of fee waivers, if any H	- % G	-%	-%	-%	-%	-%
Expenses net of all reductions H	-% G	-%	-%	-%	-%	-%
Net investment income (loss)	4.02% G	3.74%	2.95%	1.81%	1.50%	2.40%
Supplemental Data
Net assets, end of period (000 omitted)	$2,776,719	$2,412,947	$1,711,585	$1,315,374	$1,146,646	$584,965
Portfolio turnover rate I	71 % G	65%	49%	55%	115%	79%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2025

1. Organization.
Fidelity Flex U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$27,710,467
Gross unrealized depreciation	(128,375,944)
Net unrealized appreciation (depreciation)	$(100,665,477)
Tax cost	$2,948,109,427

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(13,900,878)
Long-term	(27,506,757)
Total capital loss carryforward	$(41,407,635)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex U.S. Bond Index Fund	653,847,634	555,730,978
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Flex U.S. Bond Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances.  The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of the Investment Advisers, and also considered the Investment Advisers implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is available exclusively to certain fee-based accounts and advisor programs offered by Fidelity, including certain employer-sponsored plans and discretionary investment programs.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9881610.107
ZUB-SANN-0425
Fidelity Flex® Funds

Fidelity Flex® Conservative Income Bond Fund

Semi-Annual Report
February 28, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Flex® Conservative Income Bond Fund
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 14.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 14.5%
Ally Auto Receivables Trust Series 2024-1 Class A2, 5.32% 1/15/2027	444,761	445,417
American Express Credit Account Master Trust Series 2022-3 Class A, 3.75% 8/15/2027	1,100,000	1,096,227
Bank of America Credit Card Master Trust Series 2022-A1 Class A1, 3.53% 11/15/2027	1,300,000	1,296,225
BMW Vehicle Lease Trust Series 2023-1 Class A3, 5.16% 11/25/2025	36,046	36,071
BMW Vehicle Lease Trust Series 2023-2 Class A3, 5.99% 9/25/2026	531,472	534,883
BMW Vehicle Lease Trust Series 2024-1 Class A2A, 5.1% 7/27/2026	374,215	375,016
Bofa Auto Trust Series 2024-1A Class A2, 5.57% 12/15/2026 (b)	417,624	419,106
Capital One Multi-Asset Execution Trust Series 2022-A2 Class A, 3.49% 5/15/2027	1,507,000	1,504,383
Capital One Multi-Asset Execution Trust Series 2022-A3 Class A, 4.95% 10/15/2027	1,300,000	1,304,489
Capital One Prime Auto Receivables Trust Series 2024-1 Class A2A, 4.61% 10/15/2027	1,180,000	1,180,533
CarMax Auto Owner Trust Series 2021-4 Class A3, 0.56% 9/15/2026	165,388	163,861
CarMax Auto Owner Trust Series 2022-3 Class A3, 3.97% 4/15/2027	617,527	615,502
CarMax Auto Owner Trust Series 2024-1 Class A2A, 5.3% 3/15/2027	445,150	446,381
CarMax Auto Owner Trust Series 2024-2 Class A2B, U.S. 30-Day Avg. SOFR Index + 0.73%, 4.9203% 5/17/2027 (c)(d)	1,137,523	1,138,871
CarMax Auto Owner Trust Series 2024-3 Class A2A, 5.21% 9/15/2027	1,133,273	1,137,596
Carmax Auto Owner Trust Series 2024-4 Class A2A, 4.67% 12/15/2027	845,000	846,198
Carmax Auto Owner Trust Series 2025-1 Class A2A, 4.63% 3/15/2028	1,035,000	1,037,153
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	50,754	51,034
Carvana Auto Receivables Trust Series 2024-P4 Class A2, 4.62% 2/10/2028	620,000	620,238
Chase Auto Owner Trust Series 2024-1A Class A2, 5.48% 4/26/2027 (b)	379,571	380,803
Chase Auto Owner Trust Series 2024-3A Class A2, 5.53% 9/27/2027 (b)	404,268	406,177
Chase Auto Owner Trust Series 2024-4A Class A2, 5.25% 9/27/2027 (b)	1,125,324	1,129,003
Chase Issuance Trust Series 2022-A1 Class A, 3.97% 9/15/2027	500,000	498,719
Citizens Auto Receivables Trust Series 2024-1 Class A2A, 5.43% 10/15/2026 (b)	412,849	413,829
Citizens Auto Receivables Trust Series 2024-2 Class A2A, 5.54% 11/16/2026 (b)	656,770	658,798
Daimler Trucks Retail Trust Series 2024-1 Class A2, 5.6% 4/15/2026	843,495	845,880
Discover Card Execution Note Trust Series 2022-A2 Class A, 3.32% 5/15/2027	1,081,000	1,078,700
Discover Card Execution Note Trust Series 2022-A3 Class A3, 3.56% 7/15/2027	1,200,000	1,195,924
DLLAA LLC Series 2025-1A Class A2, 4.7% 10/20/2027 (b)	480,000	481,310
DLLAD Series 2024-1A Class A2, 5.5% 8/20/2027 (b)	367,998	370,157
DLLST Series 2024-1A Class A2, 5.33% 1/20/2026 (b)	287,917	288,473
Drive Auto Receivables Trust Series 2024-1 Class A2, 5.83% 12/15/2026	71,133	71,200
Enterprise Fleet Financing LLC Series 2025-1 Class A2, 4.65% 10/20/2027 (b)	1,020,000	1,022,589
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (b)	177,744	178,985
Ford Credit Auto Lease Trust Series 2024-A Class A2A, 5.24% 7/15/2026	249,220	249,590
Ford Credit Auto Lease Trust Series 2025-A Class A2A, 4.57% 8/15/2027	1,020,000	1,022,259
Ford Credit Auto Owner Trust Series 2024-D Class A2A, 4.59% 10/15/2027	780,000	780,594
Fordl 2023-A Series 2023-A Class A3, 4.94% 3/15/2026	11,821	11,823
Fordo 2022-B A2b Series 2022-B Class A3, 3.74% 9/15/2026	187,119	186,828
FORDO Series 2024-B Class A2A, 5.4% 4/15/2027	742,386	745,747
GM Financial Automobile Leasing Trust Series 2023-1 Class A3, 5.16% 4/20/2026	108,958	109,091
GM Financial Automobile Leasing Trust Series 2024-2 Class A2A, 5.43% 9/21/2026	784,672	788,255
GM Financial Automobile Leasing Trust Series 2025-1 Class A2A, 4.54% 5/20/2027 (d)	1,500,000	1,502,492
Gm Financial Consumer Automobile Receivables Trust Series 2021-4 Class A3, 0.68% 9/16/2026	248,483	246,915
Gm Financial Consumer Automobile Receivables Trust Series 2024-1 Class A2A, 5.12% 2/16/2027	348,947	349,584
Gm Financial Consumer Automobile Receivables Trust Series 2024-2 Class A2B, U.S. 30-Day Avg. SOFR Index + 0.39%, 4.7286% 3/16/2027 (c)(d)	562,655	563,008
Gm Financial Leasing Trust 2024-1 Series 2024-1 Class A2A, 5.18% 6/22/2026	607,533	608,706
Gm Finl Consumer Automobile Receivables Trust Series 2024-4 Class A2A, 4.53% 10/18/2027	1,015,000	1,015,708
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A2, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4886% 6/15/2028 (b)(c)(d)	2,200,000	2,221,308
GMF Floorplan Owner Revolving Trust Series 2024-3A Class A1, 4.68% 11/15/2028 (b)	1,200,000	1,204,975
Halst Series 2025-A Class A2A, 4.6% 6/15/2027 (b)	720,000	721,633
Honda Auto Receivables Owner Trust Series 2023-2 Class A3, 4.93% 11/15/2027	1,300,000	1,305,989
Honda Auto Receivables Owner Trust Series 2025-1 Class A2, 4.53% 8/23/2027	1,500,000	1,502,205
Honda Auto Receivables Series 2024-2 Class A2, 5.48% 11/18/2026	764,458	767,197
HPEFS Equipment Trust Series 2024-2A Class A2, 5.5% 10/20/2031 (b)	596,000	597,768
Huntington Auto Trust Series 2024-1A Class A2, 5.5% 3/15/2027 (b)	528,580	529,983
Hyundai Auto Lease Securitization Trust Series 2023-C Class A3, 5.8% 12/15/2026 (b)	1,800,000	1,812,491
Hyundai Auto Lease Securitization Trust Series 2024-A Class A2A, 5.15% 6/15/2026 (b)	402,701	403,545
Hyundai Auto Lease Securitization Trust Series 2024-B Class A2A, 5.51% 10/15/2026 (b)	766,628	769,927
Hyundai Auto Receivables Trust Series 2024-A Class A2A, 5.29% 4/15/2027	595,848	597,742
Hyundai Auto Receivables Trust Series 2024-C Class A2A, 4.53% 9/15/2027	986,000	986,465
John Deere Owner Trust Series 2024-A Class A2A, 5.19% 2/16/2027	995,855	998,867
John Deere Owner Trust Series 2024-C Class A2B, U.S. 30-Day Avg. SOFR Index + 0.43%, 4.7703% 8/16/2027 (c)(d)	1,022,000	1,023,280
Kubota Credit Owner Trust Series 2025-1A Class A2, 4.61% 12/15/2027 (b)	1,355,000	1,358,879
MBART Series 2025-1 Class A2A, 4.5% 2/15/2028	825,000	825,821
Mercedes-Benz Auto Lease Trust Series 2024-A Class A2A, 5.44% 2/16/2027	1,025,800	1,030,152
Mercedes-Benz Auto Receivables Trust Series 2022-1 Class A3, 5.21% 8/16/2027	740,741	743,871
Mercedes-Benz Auto Receivables Trust Series 2024-1 Class A2A, 5.06% 5/17/2027	436,044	436,782
Nissan Master Owner Tr Receivable Series 2024-A Class A, U.S. 30-Day Avg. SOFR Index + 0.67%, 5.0086% 2/15/2028 (b)(c)(d)	1,500,000	1,503,492
Porsche Financial Auto Securitization Trust Series 2024-1A Class A2A, 4.45% 1/24/2028 (b)	1,367,000	1,367,586
Santander Drive Auto Receivables Trust Series 2024-3 Class A2, 5.91% 6/15/2027	392,082	393,431
SBNA Auto Lease Trust 2024-A Series 2024-A Class A2, 5.45% 1/20/2026 (b)	433,562	434,069
Sbna Auto Lease Trust Series 2024-B Class A2, 5.67% 11/20/2026 (b)	472,021	473,556
SBNA Auto Lease Trust Series 2024-C Class A2, 4.94% 11/20/2026 (b)	573,293	574,064
SFAST Series 2025-1A Class A2, 4.65% 5/22/2028 (b)	1,105,000	1,107,380
Sfs Auto Receivables Securitization Trust Series 2024-1A Class A2, 5.35% 6/21/2027 (b)	124,217	124,461
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A2, 5.71% 10/20/2027 (b)	578,051	580,533
Sfs Auto Receivables Securitization Trust Series 2024-3A Class A2, 4.71% 5/22/2028 (b)	521,341	521,849
Tesla Auto Lease Trust Series 2024-B Class A2A, 4.79% 1/20/2027 (b)	627,923	628,744
Tesla Electric Vehicle Trust Series 2023-1 Class A2A, 5.54% 12/21/2026 (b)	532,036	533,835
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (b)	34,637	34,716
Toyota Auto Loan Extended Note Trust Series 2021-1A Class A, 1.07% 2/27/2034 (b)	1,400,000	1,354,499
Toyota Auto Receivables 2022-C Owner Tr Series 2022-C Class A3, 3.76% 4/15/2027	214,596	213,708
Toyota Auto Receivables Owner Trust Series 2023-A Class A3, 4.63% 9/15/2027	675,565	675,992
Toyota Auto Receivables Owner Trust Series 2024-B Class A2B, U.S. 30-Day Avg. SOFR Index + 0.35%, 4.6886% 3/15/2027 (c)(d)	708,546	708,851
Toyota Lease Owner Trust Series 2023-A Class A3, 4.93% 4/20/2026 (b)	575,442	576,007
Toyota Lease Owner Trust Series 2023-B Class A3, 5.66% 11/20/2026 (b)	1,300,000	1,309,307
Toyota Lease Owner Trust Series 2024-A Class A2A, 5.33% 7/20/2026 (b)	310,977	311,447
Toyota Lease Owner Trust Series 2025-A Class A2A, 4.58% 7/20/2027 (b)	905,000	906,343
Verizon Master Trust Series 2022-6 Class A, 3.67% 1/22/2029 (e)	700,000	697,861
Volkswagen Auto Lease Trust Series 2023-A Class A3, 5.81% 10/20/2026	630,000	634,157
Volkswagen Auto Lease Trust Series 2024-A Class A2B, U.S. 30-Day Avg. SOFR Index + 0.47%, 4.8187% 12/21/2026 (c)(d)	1,160,734	1,161,336
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A2A, 4.65% 11/22/2027	1,180,000	1,182,366
Volvo Financial Equipment LLC Series 2024-1A Class A2, 4.56% 5/17/2027 (b)	672,000	672,322
World Omni Auto Receivables Trust 2022-A Series 2022-A Class A3, 1.66% 5/17/2027	320,077	317,012
World Omni Auto Receivables Trust Series 2024-B Class A2A, 5.48% 9/15/2027	584,852	587,085
World Omni Auto Receivables Trust Series 2025-A Class A2A, 4.49% 4/17/2028	1,075,000	1,076,791
World Omni Automobile Lease Securitization Trst Series 2023-A Class A3, 5.07% 9/15/2026	321,105	321,613
World Omni Automobile Lease Securitization Trust Series 2024-A Class A2B, 4.7686% 2/16/2027 (d)	585,014	585,362
World Omni Select Auto Trust Series 2024-A Class A2A, 5.37% 2/15/2028	799,851	802,843
TOTAL UNITED STATES		73,661,829
TOTAL ASSET-BACKED SECURITIES (Cost $73,410,982)		73,661,829

Non-Convertible Corporate Bonds - 42.4%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.4%
Financials - 0.4%
Banks - 0.4%
Commonwealth Bank of Australia U.S. SOFR Index + 0.46%, 4.7903% 11/27/2026 (b)(c)(d)	2,000,000	2,003,921
CANADA - 3.8%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc 2.95% 3/15/2025	800,000	799,214
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Canadian Natural Resources Ltd 2.05% 7/15/2025	900,000	891,061
Enbridge Inc 4.25% 12/1/2026	900,000	895,306
		1,786,367
Financials - 3.3%
Banks - 3.3%
Bank of Montreal 0.949% 1/22/2027 (d)	960,000	929,876
Bank of Montreal 4.567% 9/10/2027 (d)	1,226,000	1,226,321
Bank of Montreal 5.92% 9/25/2025	1,000,000	1,007,457
Bank of Montreal U.S. SOFR Averages Index + 0.88%, 5.2852% 9/10/2027 (c)(d)	1,380,000	1,384,896
Bank of Nova Scotia/The 5.45% 6/12/2025	1,000,000	1,002,156
Canadian Imperial Bank of Commerce U.S. SOFR Averages Index + 0.94%, 5.2794% 4/7/2025 (c)(d)	1,000,000	1,000,734
Federation des Caisses Desjardins du Quebec U.S. SOFR Index + 0.63%, 4.9832% 1/27/2027 (b)(c)(d)	1,500,000	1,504,265
National Bank of Canada 4.95% 2/1/2028 (d)	1,216,000	1,222,664
Royal Bank of Canada 4.95% 4/25/2025	1,000,000	1,000,359
Royal Bank of Canada 5.069% 7/23/2027 (d)	1,700,000	1,712,878
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 5.0661% 10/18/2027 (c)(d)	1,400,000	1,403,111
Toronto Dominion Bank U.S. SOFR Index + 0.48%, 4.8213% 10/10/2025 (c)(d)	1,600,000	1,602,327
Toronto Dominion Bank U.S. SOFR Index + 0.62%, 5.0017% 12/17/2026 (c)(d)	1,900,000	1,904,609
		16,901,653
TOTAL CANADA		19,487,234
CHINA - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	700,000	693,819
DENMARK - 0.2%
Financials - 0.2%
Banks - 0.2%
Danske Bank A/S 6.259% 9/22/2026 (b)(d)	1,000,000	1,008,593
FRANCE - 0.3%
Financials - 0.3%
Banks - 0.3%
BNP Paribas SA 2.219% 6/9/2026 (b)(d)	930,000	923,482
Credit Agricole SA/London 1.907% 6/16/2026 (b)(d)	610,000	605,071

TOTAL FRANCE		1,528,553
GERMANY - 2.5%
Consumer Discretionary - 1.8%
Automobiles - 1.8%
BMW US Capital LLC U.S. SOFR Averages Index + 0.8%, 5.1399% 8/13/2026 (b)(c)(d)	1,300,000	1,306,923
BMW US Capital LLC U.S. SOFR Averages Index + 0.84%, 5.1881% 4/1/2025 (b)(c)(d)	1,000,000	1,000,445
Mercedes-Benz Finance North America LLC 4.95% 3/30/2025 (b)	1,000,000	999,905
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.63%, 4.9831% 7/31/2026 (b)(c)(d)	900,000	902,745
Volkswagen Group of America Finance LLC 3.35% 5/13/2025 (b)	1,000,000	997,216
Volkswagen Group of America Finance LLC 5.8% 9/12/2025 (b)	1,000,000	1,006,066
Volkswagen Group of America Finance LLC U.S. SOFR Index + 0.83%, 5.1925% 3/20/2026 (b)(c)(d)	1,600,000	1,600,984
Volkswagen Group of America Finance LLC U.S. SOFR Index + 1.06%, 5.3993% 8/14/2026 (b)(c)(d)	1,279,000	1,282,972
		9,097,256
Financials - 0.5%
Capital Markets - 0.5%
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (d)	1,559,000	1,530,222
Deutsche Bank AG/New York NY 6.119% 7/14/2026 (d)	1,200,000	1,205,393
		2,735,615
Health Care - 0.2%
Pharmaceuticals - 0.2%
Bayer US Finance II LLC 4.25% 12/15/2025 (b)	1,000,000	994,886
TOTAL GERMANY		12,827,757
IRELAND - 0.2%
Financials - 0.2%
Consumer Finance - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 10/1/2025	1,000,000	998,289
ITALY - 0.3%
Utilities - 0.3%
Electric Utilities - 0.3%
Enel Finance International NV 7.05% 10/14/2025 (b)(e)	1,400,000	1,415,675
JAPAN - 0.8%
Financials - 0.8%
Banks - 0.8%
Mizuho Financial Group Inc 1.234% 5/22/2027 (d)	960,000	921,937
Mizuho Financial Group Inc 2.226% 5/25/2026 (d)	1,000,000	994,707
Mizuho Financial Group Inc U.S. SOFR Index + 0.96%, 5.3009% 5/22/2026 (c)(d)	800,000	801,244
Sumitomo Mitsui Financial Group Inc 2.632% 7/14/2026	1,400,000	1,366,249

TOTAL JAPAN		4,084,137
NETHERLANDS - 1.3%
Financials - 1.3%
Banks - 1.3%
ABN AMRO Bank NV U.S. SOFR Averages Index + 1.78%, 6.1511% 9/18/2027 (b)(c)(d)	1,100,000	1,118,561
Cooperatieve Rabobank UA 1.004% 9/24/2026 (b)(d)	1,400,000	1,371,807
Cooperatieve Rabobank UA 1.339% 6/24/2026 (b)(d)	1,435,000	1,420,134
Cooperatieve Rabobank UA/NY 4.333% 8/28/2026	1,100,000	1,101,105
ING Groep NV 3.869% 3/28/2026 (d)	1,400,000	1,398,833

TOTAL NETHERLANDS		6,410,440
SWEDEN - 0.1%
Financials - 0.1%
Banks - 0.1%
Swedbank AB U.S. SOFR Averages Index + 0.91%, 5.251% 4/4/2025 (b)(c)(d)	645,000	645,457
SWITZERLAND - 1.3%
Financials - 1.3%
Capital Markets - 1.3%
UBS Group AG 1.364% 1/30/2027 (b)(d)	1,300,000	1,262,619
UBS Group AG 1.494% 8/10/2027 (b)(d)	1,600,000	1,529,704
UBS Group AG 2.193% 6/5/2026 (b)(d)	750,000	745,205
UBS Group AG 3.75% 3/26/2025	1,200,000	1,199,309
UBS Group AG 4.703% 8/5/2027 (b)(d)	910,000	910,445
UBS Group AG 6.373% 7/15/2026 (b)(d)	1,000,000	1,006,067

TOTAL SWITZERLAND		6,653,349
UNITED KINGDOM - 3.2%
Consumer Staples - 0.4%
Tobacco - 0.4%
BAT International Finance PLC 3.95% 6/15/2025 (b)	900,000	896,915
Reynolds American Inc 4.45% 6/12/2025	1,250,000	1,249,005
		2,145,920
Financials - 2.8%
Banks - 2.8%
Barclays PLC 2.852% 5/7/2026 (d)	1,000,000	996,624
Barclays PLC 3.65% 3/16/2025	1,100,000	1,099,380
Barclays PLC 4.375% 1/12/2026	1,250,000	1,246,380
Barclays PLC 5.304% 8/9/2026 (d)	1,820,000	1,824,941
Barclays PLC 7.325% 11/2/2026 (d)	1,400,000	1,423,156
HSBC Holdings PLC 2.099% 6/4/2026 (d)	1,000,000	993,381
HSBC Holdings PLC 2.999% 3/10/2026 (d)	920,000	919,689
HSBC Holdings PLC 5.887% 8/14/2027 (d)	1,500,000	1,525,673
Lloyds Banking Group PLC 3.511% 3/18/2026 (d)	1,610,000	1,609,248
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.56%, 5.9111% 8/7/2027 (c)(d)	500,000	506,115
NatWest Group PLC 7.472% 11/10/2026 (d)	1,400,000	1,426,380
NatWest Markets PLC U.S. SOFR Index + 1.45%, 5.809% 3/22/2025 (b)(c)(d)	656,000	656,453
		14,227,420
TOTAL UNITED KINGDOM		16,373,340
UNITED STATES - 27.9%
Communication Services - 0.6%
Media - 0.2%
Warnermedia Holdings Inc 3.638% 3/15/2025	1,200,000	1,199,372
Wireless Telecommunication Services - 0.4%
T-Mobile USA Inc 1.5% 2/15/2026	500,000	485,413
T-Mobile USA Inc 3.5% 4/15/2025	1,500,000	1,497,736
		1,983,149
Consumer Discretionary - 2.1%
Automobiles - 1.6%
American Honda Finance Corp 4.95% 1/9/2026	786,000	788,424
American Honda Finance Corp 5.8% 10/3/2025	1,000,000	1,007,381
American Honda Finance Corp U.S. SOFR Index + 0.45%, 4.8389% 6/13/2025 (c)(d)	1,200,000	1,200,591
American Honda Finance Corp U.S. SOFR Index + 0.55%, 4.8937% 5/11/2026 (c)(d)	1,400,000	1,402,511
General Motors Financial Co Inc 3.8% 4/7/2025	1,200,000	1,198,429
General Motors Financial Co Inc 4.35% 4/9/2025	900,000	899,503
General Motors Financial Co Inc U.S. SOFR Averages Index + 1.3%, 5.6394% 4/7/2025 (c)(d)	775,000	775,650
Hyundai Capital America 5.45% 6/24/2026 (b)	737,000	744,468
		8,016,957
Household Durables - 0.1%
Lennar Corp 4.75% 5/30/2025	1,000,000	999,561
Specialty Retail - 0.4%
Home Depot Inc/The U.S. SOFR Index + 0.33%, 4.6965% 12/24/2025 (c)(d)	960,000	961,304
Ross Stores Inc 4.6% 4/15/2025	850,000	849,663
		1,810,967
TOTAL CONSUMER DISCRETIONARY		10,827,485

Consumer Staples - 1.2%
Consumer Staples Distribution & Retail - 0.2%
Dollar General Corp 4.15% 11/1/2025	1,100,000	1,095,402
Food Products - 0.5%
McCormick & Co Inc/MD 0.9% 2/15/2026	1,858,000	1,794,476
The Campbell's Company 3.3% 3/19/2025	600,000	599,556
		2,394,032
Tobacco - 0.5%
Altria Group Inc 2.35% 5/6/2025	1,300,000	1,294,256
Altria Group Inc 4.4% 2/14/2026	1,250,000	1,247,036
		2,541,292
TOTAL CONSUMER STAPLES		6,030,726

Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Chevron USA Inc U.S. SOFR Averages Index + 0.36%, 4.6939% 2/26/2027 (c)(d)	1,435,000	1,436,082
Columbia Pipeline Group Inc 4.5% 6/1/2025	900,000	898,717
DCP Midstream Operating LP 5.375% 7/15/2025	1,130,000	1,130,617
Energy Transfer LP 5.95% 12/1/2025	670,000	673,148
Marathon Petroleum Corp 4.7% 5/1/2025	1,250,000	1,249,615
Phillips 66 3.85% 4/9/2025	1,250,000	1,248,751
		6,636,930
Financials - 17.4%
Banks - 9.4%
Bank of America Corp 1.319% 6/19/2026 (d)	1,000,000	990,083
Bank of America Corp 1.658% 3/11/2027 (d)	1,200,000	1,165,169
Bank of America Corp 3.384% 4/2/2026 (d)	1,000,000	998,956
Bank of America Corp 4.827% 7/22/2026 (d)	900,000	900,383
Bank of America NA 5.65% 8/18/2025	1,000,000	1,004,354
Citibank NA 5.864% 9/29/2025	1,000,000	1,006,384
Citibank NA U.S. SOFR Index + 0.708%, 5.0526% 8/6/2026 (c)(d)	1,300,000	1,304,480
Citibank NA U.S. SOFR Index + 0.712%, 5.0525% 11/19/2027 (c)(d)	1,400,000	1,403,686
Citigroup Inc 1.122% 1/28/2027 (d)	700,000	678,083
Citigroup Inc 1.462% 6/9/2027 (d)	700,000	672,447
Citigroup Inc 3.106% 4/8/2026 (d)	1,810,000	1,806,875
Citigroup Inc 5.61% 9/29/2026 (d)	1,650,000	1,659,289
Huntington National Bank/The U.S. SOFR Index + 0.72%, 5.0539% 4/12/2028 (c)(d)	1,223,000	1,224,337
JPMorgan Chase & Co 1.04% 2/4/2027 (d)	1,500,000	1,453,115
JPMorgan Chase & Co 1.045% 11/19/2026 (d)	710,000	692,616
JPMorgan Chase & Co 1.47% 9/22/2027 (d)	700,000	667,880
JPMorgan Chase & Co 1.578% 4/22/2027 (d)	1,600,000	1,548,677
JPMorgan Chase & Co 2.083% 4/22/2026 (d)	1,830,000	1,823,115
JPMorgan Chase & Co 3.96% 1/29/2027 (d)	1,200,000	1,194,079
Morgan Stanley Bank NA 5.479% 7/16/2025	1,000,000	1,002,775
Morgan Stanley Bank NA U.S. SOFR Index + 0.685%, 5.0284% 10/15/2027 (c)(d)	1,400,000	1,404,119
Morgan Stanley Bank NA U.S. SOFR Index + 1.165%, 5.5135% 10/30/2026 (c)(d)	900,000	908,431
PNC Financial Services Group Inc/The 4.758% 1/26/2027 (d)	1,500,000	1,501,257
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (d)	1,300,000	1,309,259
PNC Financial Services Group Inc/The 5.812% 6/12/2026 (d)	1,710,000	1,714,730
PNC Financial Services Group Inc/The 6.615% 10/20/2027 (d)	850,000	877,327
Regions Financial Corp 2.25% 5/18/2025	1,177,000	1,170,468
Santander Holdings USA Inc 3.45% 6/2/2025	1,050,000	1,046,163
Santander Holdings USA Inc 4.5% 7/17/2025	1,300,000	1,298,152
Truist Financial Corp 4.26% 7/28/2026 (d)	888,000	886,563
Truist Financial Corp 5.9% 10/28/2026 (d)	1,400,000	1,410,751
US Bancorp 1.45% 5/12/2025	1,000,000	993,917
US Bancorp 5.727% 10/21/2026 (d)	1,376,000	1,385,070
US Bancorp 6.787% 10/26/2027 (d)	1,200,000	1,241,645
Wells Fargo & Co 2.188% 4/30/2026 (d)	1,870,000	1,862,433
Wells Fargo & Co 3.196% 6/17/2027 (d)	1,500,000	1,474,134
Wells Fargo & Co 4.54% 8/15/2026 (d)	1,600,000	1,598,771
Wells Fargo & Co U.S. SOFR Index + 0.78%, 5.1323% 1/24/2028 (c)(d)	1,500,000	1,502,115
Wells Fargo Bank NA U.S. SOFR Index + 0.8%, 5.1519% 8/1/2025 (c)(d)	750,000	751,469
		47,533,557
Capital Markets - 4.0%
Athene Global Funding 4.86% 8/27/2026 (b)	900,000	902,341
Athene Global Funding 5.684% 2/23/2026 (b)	1,250,000	1,263,627
Athene Global Funding U.S. SOFR Averages Index + 0.83%, 5.1694% 1/7/2027 (b)(c)(d)	2,000,000	2,005,369
Bank of New York Mellon/The U.S. SOFR Index + 0.45%, 4.8389% 3/13/2026 (c)(d)	805,000	805,089
Charles Schwab Corp/The 4.2% 3/24/2025	800,000	798,994
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (d)	1,700,000	1,653,831
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (d)	870,000	842,612
Goldman Sachs Group Inc/The 1.542% 9/10/2027 (d)	1,200,000	1,145,914
Goldman Sachs Group Inc/The 5.798% 8/10/2026 (d)	1,600,000	1,607,551
Goldman Sachs Group Inc/The CME Term SOFR 3 month Index + 1.4316%, 5.7546% 5/15/2026 (c)(d)	800,000	801,591
Intercontinental Exchange Inc 3.65% 5/23/2025	1,000,000	998,073
Moody's Corp 3.75% 3/24/2025	1,300,000	1,298,850
Morgan Stanley 1.512% 7/20/2027 (d)	1,200,000	1,150,365
Morgan Stanley 1.593% 5/4/2027 (d)	1,650,000	1,593,118
Morgan Stanley 2.188% 4/28/2026 (d)	1,250,000	1,245,124
State Street Bank & Trust Co U.S. SOFR Index + 0.46%, 4.7977% 11/25/2026 (c)(d)	831,000	832,157
State Street Corp 5.104% 5/18/2026 (d)	1,600,000	1,601,913
		20,546,519
Consumer Finance - 1.6%
Ally Financial Inc 5.8% 5/1/2025	1,000,000	1,000,638
American Express Co 3.95% 8/1/2025	700,000	698,168
American Express Co 6.338% 10/30/2026 (d)	1,374,000	1,389,570
Capital One Financial Corp 2.636% 3/3/2026 (c)(d)	1,300,000	1,300,000
Toyota Motor Credit Corp 5.6% 9/11/2025	1,000,000	1,006,226
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.45%, 4.7913% 4/10/2026 (c)(d)	1,400,000	1,402,129
Toyota Motor Credit Corp U.S. SOFR Index + 0.77%, 5.1148% 8/7/2026 (c)(d)	1,309,000	1,317,972
		8,114,703
Financial Services - 1.8%
CNH Industrial Capital LLC 3.95% 5/23/2025	1,600,000	1,596,205
CNH Industrial Capital LLC 5.45% 10/14/2025	1,500,000	1,506,694
Corebridge Financial Inc 3.5% 4/4/2025	1,951,000	1,948,847
Corebridge Global Funding 5.35% 6/24/2026 (b)	1,360,000	1,374,332
Corebridge Global Funding U.S. SOFR Index + 1.3%, 5.6604% 9/25/2026 (b)(c)(d)	1,870,000	1,888,569
PayPal Holdings Inc 1.65% 6/1/2025	800,000	794,227
		9,108,874
Insurance - 0.6%
Jackson National Life Global Funding 4.9% 1/13/2027 (b)	1,164,000	1,169,398
Protective Life Global Funding 5.209% 4/14/2026 (b)	1,000,000	1,007,080
Protective Life Global Funding U.S. SOFR Index + 0.98%, 5.3384% 3/28/2025 (b)(c)(d)	1,000,000	1,000,590
		3,177,068
TOTAL FINANCIALS		88,480,721

Health Care - 1.9%
Biotechnology - 0.5%
Amgen Inc 5.25% 3/2/2025	800,000	800,258
Gilead Sciences Inc 3.65% 3/1/2026	1,500,000	1,488,244
		2,288,502
Health Care Providers & Services - 1.0%
Cigna Group/The 3.25% 4/15/2025	800,000	798,524
CVS Health Corp 3.875% 7/20/2025	1,650,000	1,642,780
HCA Inc 5.25% 4/15/2025	1,600,000	1,600,413
Humana Inc 4.5% 4/1/2025	1,200,000	1,199,416
		5,241,133
Pharmaceuticals - 0.4%
Bristol-Myers Squibb Co U.S. SOFR Index + 0.49%, 4.833% 2/20/2026 (c)(d)	654,000	656,144
Haleon UK Capital PLC 3.125% 3/24/2025	1,400,000	1,398,525
		2,054,669
TOTAL HEALTH CARE		9,584,304

Industrials - 0.7%
Industrial Conglomerates - 0.3%
Trane Technologies Financing Ltd 3.5% 3/21/2026	1,440,000	1,423,952
Machinery - 0.4%
Caterpillar Financial Services Corp U.S. SOFR Index + 0.69%, 5.0341% 10/16/2026 (c)(d)	1,300,000	1,308,817
Otis Worldwide Corp 2.056% 4/5/2025	600,000	598,421
		1,907,238
TOTAL INDUSTRIALS		3,331,190

Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp 2.05% 3/1/2025	900,000	899,949
Dell International LLC / EMC Corp 6.02% 6/15/2026	700,000	710,108
		1,610,057
Software - 0.3%
Oracle Corp 2.5% 4/1/2025	1,600,000	1,597,209
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.45% 9/25/2026	654,000	653,168
TOTAL INFORMATION TECHNOLOGY		3,860,434

Materials - 0.4%
Chemicals - 0.4%
Celanese US Holdings LLC 6.05% 3/15/2025	1,000,000	1,000,205
International Flavors & Fragrances Inc 1.23% 10/1/2025 (b)	900,000	881,291
		1,881,496
Real Estate - 0.3%
Health Care REITs - 0.2%
Alexandria Real Estate Equities Inc 3.45% 4/30/2025	1,200,000	1,197,160
Specialized REITs - 0.1%
American Tower Corp 1.3% 9/15/2025	527,000	517,346
TOTAL REAL ESTATE		1,714,506

Utilities - 1.2%
Electric Utilities - 0.8%
Pacific Gas and Electric Co 3.5% 6/15/2025	1,064,000	1,058,697
Pacific Gas and Electric Co U.S. SOFR Averages Index + 0.95%, 5.367% 9/4/2025 (c)(d)	1,800,000	1,798,831
Southern California Edison Co 3.7% 8/1/2025	1,380,000	1,371,911
		4,229,439
Independent Power and Renewable Electricity Producers - 0.2%
Constellation Energy Generation LLC 3.25% 6/1/2025	850,000	846,302
Multi-Utilities - 0.2%
Dominion Energy Inc 3.3% 3/15/2025	800,000	799,360
TOTAL UTILITIES		5,875,101

TOTAL UNITED STATES		141,405,414
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $214,747,064)		215,535,978

Commercial Paper - 4.7%
	Yield (%) (f)	Principal Amount (a)	Value ($)
Bank of Montreal U.S. SOFR Index + 0.35%, 4.71% 8/7/2025 (c)(d)	4.71	1,400,000	1,400,860
BofA Securities Inc U.S. SOFR Index + 0.39%, 4.75% 11/21/2025 (c)(d)	4.75	2,200,000	2,201,600
BofA Securities Inc U.S. SOFR Index + 0.4%, 4.76% 10/17/2025 (c)(d)	4.76	2,000,000	2,001,576
HSBC USA Inc 4.8% 8/15/2025	5.05	1,400,000	1,370,809
HSBC USA Inc 5.52% 6/6/2025	5.85	1,400,000	1,382,940
ING US Funding LLC U.S. SOFR Index + 0.21%, 4.57% 6/16/2025 (c)(d)	4.57	2,000,000	2,000,437
ING US Funding LLC U.S. SOFR Index + 0.35%, 4.68% 11/26/2025 (c)(d)	4.68	2,000,000	2,001,593
ING US Funding LLC yankee 4.47% 6/23/2025	4.58	2,000,000	1,972,095
Mizuho Bank Ltd/Singapore yankee 4.51% 3/20/2025	4.56	1,000,000	997,575
National Australia Bank Ltd U.S. SOFR Index + 0.2%, 4.56% 4/28/2025 (c)(d)	4.56	1,000,000	1,000,145
National Australia Bank Ltd U.S. SOFR Index + 0.25%, 4.58% 8/27/2025 (c)(d)	4.58	2,000,000	2,000,587
National Bank of Canada yankee 4.31% 1/16/2026	4.50	2,000,000	1,924,740
Royal Bank of Canada U.S. SOFR Index + 0.35%, 4.71% 7/9/2025 (c)(d)	4.71	1,500,000	1,501,031
Toronto Dominion Bank U.S. SOFR Index + 0.35%, 4.68% 10/3/2025 (c)(d)	4.68	2,000,000	2,001,625
TOTAL COMMERCIAL PAPER (Cost $23,740,271)			23,757,613

U.S. Treasury Obligations - 17.5%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 3/13/2025	4.63 to 4.64	30,000,000	29,964,528
US Treasury Bills 0% 5/8/2025	4.27	20,000,000	19,845,230
US Treasury Bills 0% 7/3/2025	4.22	25,000,000	24,645,999
US Treasury Notes 3.5% 9/30/2026	4.25 to 4.36	11,000,000	10,911,055
US Treasury Notes 4.25% 1/31/2026	5.02	2,000,000	2,001,109
US Treasury Notes 4.75% 7/31/2025	5.06	1,700,000	1,703,134
TOTAL U.S. TREASURY OBLIGATIONS (Cost $88,989,749)			89,071,055

Certificates of Deposit - 8.3%
	Yield (%) (f)	Principal Amount (a)	Value ($)
Bank of Nova Scotia/Houston yankee U.S. SOFR Index + 0.35%, 4.71% 10/10/2025 (c)(d)	4.71	2,000,000	2,001,394
Bank of Nova Scotia/Houston yankee U.S. SOFR Index + 0.35%, 4.71% 12/19/2025 (c)(d)	4.71	2,200,000	2,201,627
Barclays Bank PLC/NY yankee U.S. SOFR Index + 0.34%, 4.7% 12/31/2025 (c)(d)	4.70	2,000,000	1,999,832
Canadian Imperial Bank of Commerce/New York NY yankee U.S. SOFR Index + 0.35%, 4.71% 9/23/2025 (c)(d)	4.71	2,000,000	2,001,829
Canadian Imperial Bank of Commerce/New York NY yankee U.S. SOFR Index + 0.38%, 4.74% 12/22/2025 (c)(d)	4.74	2,000,000	2,002,136
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.38%, 4.74% 1/9/2026 (c)(d)	4.74	1,500,000	1,500,777
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.38%, 4.74% 7/23/2025 (c)(d)	4.74	1,500,000	1,501,165
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.38%, 4.74% 9/9/2025 (c)(d)	4.74	1,800,000	1,801,561
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.4%, 4.76% 11/12/2025 (c)(d)	4.76	2,000,000	2,001,966
Mizuho Bank Ltd/New York NY yankee 4.65% 3/5/2025	4.65	2,000,000	2,000,066
Mizuho Bank Ltd/New York NY yankee U.S. SOFR Index + 0.35%, 4.71% 1/30/2026 (c)(d)	4.71	2,000,000	2,001,056
Mizuho Bank Ltd/New York NY yankee U.S. SOFR Index + 0.35%, 4.71% 11/17/2025 (c)(d)	4.71	2,200,000	2,201,471
State Street Bank & Trust Co U.S. SOFR Index + 0.27%, 4.63% 10/10/2025 (c)(d)	4.63	2,000,000	2,000,057
State Street Bank & Trust Co U.S. SOFR Index + 0.32%, 4.68% 11/17/2025 (c)(d)	4.68	2,200,000	2,200,773
Sumitomo Mitsui Banking Corp/New York yankee U.S. SOFR Index + 0.35%, 4.71% 11/18/2025 (c)(d)	4.71	2,200,000	2,201,513
Sumitomo Mitsui Trust Bank Ltd/ New York yankee 4.65% 3/5/2025	4.65	2,000,000	2,000,080
Sumitomo Mitsui Trust Bank Ltd/ New York yankee U.S. SOFR Index + 0.29%, 4.65% 4/14/2025 (c)(d)	4.65	1,500,000	1,500,363
Sumitomo Mitsui Trust Bank Ltd/ New York yankee U.S. SOFR Index + 0.35%, 4.71% 11/19/2025 (c)(d)	4.71	2,200,000	2,201,157
Sumitomo Mitsui Trust Bank Ltd/ New York yankee U.S. SOFR Index + 0.35%, 4.71% 12/3/2025 (c)(d)	4.71	2,000,000	2,001,092
Svenska Handelsbanken/New York NY U.S. SOFR Index + 0.34%, 4.67% 12/10/2025 (c)(d)	4.67	2,000,000	2,002,124
Svenska Handelsbanken/New York NY yankee U.S. SOFR Index + 0.35%, 4.71% 7/15/2025 (c)(d)	4.71	1,500,000	1,501,180
Toronto-Dominion Bank/NY yankee U.S. Federal Fund Daily Rate + 0.4%, 4.73% 8/22/2025 (c)(d)	4.73	1,500,000	1,501,433
TOTAL CERTIFICATES OF DEPOSIT (Cost $42,300,000)			42,324,652

Money Market Funds - 12.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $64,009,291)	4.35	63,996,492	64,009,291

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $507,197,357)	508,360,418
NET OTHER ASSETS (LIABILITIES) - 0.0%	(161,102)
NET ASSETS - 100.0%	508,199,316

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $69,737,530 or 13.7% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	68,341,494	118,821,237	123,153,440	1,623,039	-	-	64,009,291	63,996,492	0.1%
Total	68,341,494	118,821,237	123,153,440	1,623,039	-	-	64,009,291	63,996,492

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	73,661,829	-	73,661,829	-

Non-Convertible Corporate Bonds
Communication Services	3,981,735	-	3,981,735	-
Consumer Discretionary	19,924,741	-	19,924,741	-
Consumer Staples	8,176,646	-	8,176,646	-
Energy	8,423,297	-	8,423,297	-
Financials	145,678,148	-	145,678,148	-
Health Care	10,579,190	-	10,579,190	-
Industrials	3,331,190	-	3,331,190	-
Information Technology	4,554,253	-	4,554,253	-
Materials	1,881,496	-	1,881,496	-
Real Estate	1,714,506	-	1,714,506	-
Utilities	7,290,776	-	7,290,776	-

Commercial Paper	23,757,613	-	23,757,613	-

U.S. Treasury Obligations	89,071,055	-	89,071,055	-

Certificates of Deposit	42,324,652	-	42,324,652	-

Money Market Funds	64,009,291	64,009,291	-	-
Total Investments in Securities:	508,360,418	64,009,291	444,351,127	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $443,188,066)	$444,351,127
Fidelity Central Funds (cost $64,009,291)	64,009,291

Total Investment in Securities (cost $507,197,357)		$508,360,418
Cash		267
Receivable for fund shares sold		1,317,800
Interest receivable		2,581,707
Distributions receivable from Fidelity Central Funds		219,457
Total assets		512,479,649
Liabilities
Payable for investments purchased	$3,527,138
Payable for fund shares redeemed	752,647
Distributions payable	548
Total liabilities		4,280,333
Net Assets		$508,199,316
Net Assets consist of:
Paid in capital		$506,915,981
Total accumulated earnings (loss)		1,283,335
Net Assets		$508,199,316
Net Asset Value, offering price and redemption price per share ($508,199,316 ÷ 50,611,091 shares)		$10.04
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Interest		$10,171,989
Income from Fidelity Central Funds		1,623,039
Total income		11,795,028
Expenses
Independent trustees' fees and expenses	$627
Total expenses		627
Net Investment income (loss)		11,794,401
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	325,629
Total net realized gain (loss)		325,629
Change in net unrealized appreciation (depreciation) on investment securities		(50,154)
Net gain (loss)		275,475
Net increase (decrease) in net assets resulting from operations		$12,069,876
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,794,401	$20,781,629
Net realized gain (loss)	325,629	480,709
Change in net unrealized appreciation (depreciation)	(50,154)	1,397,170
Net increase (decrease) in net assets resulting from operations	12,069,876	22,659,508
Distributions to shareholders	(12,166,889)	(20,766,577)

Share transactions
Proceeds from sales of shares	117,831,787	202,970,988
Reinvestment of distributions	12,162,456	20,756,806
Cost of shares redeemed	(68,919,492)	(116,420,506)

Net increase (decrease) in net assets resulting from share transactions	61,074,751	107,307,288
Total increase (decrease) in net assets	60,977,738	109,200,219

Net Assets
Beginning of period	447,221,578	338,021,359
End of period	$508,199,316	$447,221,578

Other Information
Shares
Sold	11,734,770	20,256,692
Issued in reinvestment of distributions	1,211,341	2,071,782
Redeemed	(6,864,386)	(11,624,987)
Net increase (decrease)	6,081,725	10,703,487

Financial Highlights
Fidelity Flex® Conservative Income Bond Fund

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.04	$9.99	$9.97	$10.03	$10.04	$10.01
Income from Investment Operations
Net investment income (loss) A,B	.248	.545	.458	.083	.053	.169
Net realized and unrealized gain (loss)	.008	.051	.015	(.062)	(.006)	.039
Total from investment operations	.256	.596	.473	.021	.047	.208
Distributions from net investment income	(.248)	(.546)	(.453)	(.080)	(.055)	(.178)
Distributions from net realized gain	(.008)	-	-	(.001)	(.002)	-
Total distributions	(.256)	(.546)	(.453)	(.081)	(.057)	(.178)
Net asset value, end of period	$10.04	$10.04	$9.99	$9.97	$10.03	$10.04
Total Return C,D	2.58%	6.11%	4.84%	.22%	.47%	2.10%
Ratios to Average Net Assets B,E,F
Expenses before reductions	-% G,H	-% G	.02%	-% G	-% G	-% G
Expenses net of fee waivers, if any G	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	4.99% H	5.45%	4.60%	.83%	.53%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$508,199	$447,222	$338,021	$269,089	$212,866	$123,307
Portfolio turnover rate I	77 % H	72%	55%	60%	40%	44%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2025

1. Organization.
Fidelity Flex Conservative Income Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, U.S. government and government agency obligations, commercial paper and certificates of deposit are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,200,177
Gross unrealized depreciation	(37,116)
Net unrealized appreciation (depreciation)	$1,163,061
Tax cost	$507,197,357

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Conservative Income Bond Fund	136,398,004	85,031,968
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Flex Conservative Income Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is available exclusively to certain fee-based accounts and advisor programs offered by Fidelity, including certain employer-sponsored plans and discretionary investment programs.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9887610.106
ZCI-SANN-0425
Fidelity® SAI Sustainable Low Duration Bond Fund
(formerly Fidelity® SAI Sustainable Low Duration Income Fund)

Semi-Annual Report
February 28, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Sustainable Low Duration Bond Fund
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 11.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 11.9%
Ally Auto Receivables Trust Series 2024-1 Class A2, 5.32% 1/15/2027	35,581	35,633
BMW Vehicle Lease Trust Series 2024-1 Class A2A, 5.1% 7/27/2026	15,044	15,076
BMW Vehicle Owner Trust Series 2023-A Class A2A, 5.72% 4/27/2026	255	255
BMW Vehicle Owner Trust Series 2023-A Class A3, 5.47% 2/25/2028	90,000	90,650
Bofa Auto Trust Series 2024-1A Class A2, 5.57% 12/15/2026 (b)	25,649	25,740
Capital One Prime Auto Receivables Trust 2023-2 Series 2023-2 Class A2A, 5.91% 10/15/2026	11,361	11,395
Capital One Prime Auto Receivables Trust Series 2024-1 Class A2A, 4.61% 10/15/2027	140,000	140,063
CarMax Auto Owner Trust Series 2023-2 Class A2A, 5.5% 6/15/2026	82	81
CarMax Auto Owner Trust Series 2023-4 Class A2A, 6.08% 12/15/2026	5,917	5,938
CarMax Auto Owner Trust Series 2024-1 Class A2A, 5.3% 3/15/2027	16,196	16,241
CarMax Auto Owner Trust Series 2024-2 Class A2A, 5.65% 5/17/2027	40,148	40,325
CarMax Auto Owner Trust Series 2024-3 Class A2A, 5.21% 9/15/2027	66,718	66,972
Carmax Auto Owner Trust Series 2024-4 Class A2A, 4.67% 12/15/2027	60,000	60,085
Carmax Auto Owner Trust Series 2025-1 Class A2A, 4.63% 3/15/2028	80,000	80,166
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	4,093	4,116
Carvana Auto Receivables Trust Series 2024-P4 Class A2, 4.62% 2/10/2028	45,000	45,017
Chase Auto Owner Trust Series 2024-1A Class A2, 5.48% 4/26/2027 (b)	22,486	22,559
Chase Auto Owner Trust Series 2024-3A Class A2, 5.53% 9/27/2027 (b)	37,157	37,332
Chase Auto Owner Trust Series 2024-4A Class A2, 5.25% 9/27/2027 (b)	65,861	66,076
Citizens Auto Receivables Trust Series 2024-1 Class A2A, 5.43% 10/15/2026 (b)	14,652	14,687
Citizens Auto Receivables Trust Series 2024-2 Class A2A, 5.54% 11/16/2026 (b)	29,387	29,478
Daimler Trucks Retail Trust Series 2024-1 Class A2, 5.6% 4/15/2026	52,718	52,867
Dell Equip Fin Trust Series 2024-2 Class A2, 4.69% 8/22/2030 (b)	100,000	100,219
DLLAA LLC Series 2025-1A Class A2, 4.7% 10/20/2027 (b)	35,000	35,095
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (b)	619	620
DLLAD Series 2023-1A Class A2, 5.19% 4/20/2026 (b)	999	999
DLLAD Series 2024-1A Class A2, 5.5% 8/20/2027 (b)	22,384	22,516
Enterprise Fleet Financing LLC Series 2024-3 Class A2, 5.31% 4/20/2027 (b)	50,000	50,286
Enterprise Fleet Financing LLC Series 2024-4 Class A2, 4.69% 7/20/2027 (b)	75,000	75,236
Enterprise Fleet Financing LLC Series 2025-1 Class A2, 4.65% 10/20/2027 (b)	80,000	80,203
Ford Credit Auto Lease Trust Series 2024-A Class A2A, 5.24% 7/15/2026	8,901	8,914
Ford Credit Auto Lease Trust Series 2025-A Class A2A, 4.57% 8/15/2027	80,000	80,177
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/2028	161,155	161,286
Ford Credit Auto Owner Trust Series 2023-B Class A2A, 5.57% 6/15/2026	3,666	3,671
Ford Credit Auto Owner Trust Series 2024-D Class A2A, 4.59% 10/15/2027	55,000	55,042
FORDO Series 2024-B Class A2A, 5.4% 4/15/2027	45,204	45,409
GM Financial Automobile Leasing Trust Series 2024-2 Class A2A, 5.43% 9/21/2026	47,902	48,120
GM Financial Automobile Leasing Trust Series 2025-1 Class A2A, 4.54% 5/20/2027 (d)	160,000	160,266
Gm Financial Consumer Automobile Receivables Trust Series 2024-1 Class A2A, 5.12% 2/16/2027	12,575	12,598
Gm Financial Consumer Automobile Receivables Trust Series 2024-2 Class A2A, 5.33% 3/16/2027	24,939	25,013
Gm Financial Leasing Trust Series 2023-3 Class A2A, 5.58% 1/20/2026	1,096	1,097
Gm Finl Consumer Automobile Receivables Trust Series 2024-4 Class A2A, 4.53% 10/18/2027	67,000	67,047
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A2, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4886% 6/15/2028 (b)(c)(d)	126,000	127,220
GMF Floorplan Owner Revolving Trust Series 2024-3A Class A1, 4.68% 11/15/2028 (b)	140,000	140,581
Halst Series 2025-A Class A2A, 4.6% 6/15/2027 (b)	100,000	100,227
Honda Auto Receivables Owner Trust Series 2023-2 Class A3, 4.93% 11/15/2027	75,000	75,346
Honda Auto Receivables Owner Trust Series 2025-1 Class A2, 4.53% 8/23/2027	160,000	160,235
Honda Auto Receivables Series 2024-2 Class A2, 5.48% 11/18/2026	47,384	47,554
Hyundai Auto Lease Securitization Trust Series 2023-C Class A3, 5.8% 12/15/2026 (b)	120,000	120,833
Hyundai Auto Lease Securitization Trust Series 2024-B Class A2A, 5.51% 10/15/2026 (b)	79,361	79,703
Hyundai Auto Receivables Trust Series 2023-B Class A2A, 5.77% 5/15/2026	2,078	2,080
Hyundai Auto Receivables Trust Series 2024-A Class A2A, 5.29% 4/15/2027	25,739	25,820
Hyundai Auto Receivables Trust Series 2024-C Class A2A, 4.53% 9/15/2027	65,000	65,031
John Deere Owner Trust Series 2024-A Class A2A, 5.19% 2/16/2027	38,825	38,942
Kubota Credit Owner Trust Series 2025-1A Class A2, 4.61% 12/15/2027 (b)	100,000	100,286
MBART Series 2025-1 Class A2A, 4.5% 2/15/2028	60,000	60,060
Mercedes-Benz Auto Lease Trust Series 2024-A Class A2A, 5.44% 2/16/2027	64,324	64,597
Mercedes-Benz Auto Receivables Series 2023-1 Class A3, 4.51% 11/15/2027	55,246	55,261
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A2, 5.92% 11/16/2026	4,210	4,221
Mercedes-Benz Auto Receivables Trust Series 2024-1 Class A2A, 5.06% 5/17/2027	15,997	16,024
Nissan Auto Receivables Owner Trust Series 2023-B Class A2A, 5.95% 5/15/2026	6,370	6,388
Porsche Financial Auto Securitization Trust Series 2024-1A Class A2A, 4.45% 1/24/2028 (b)	103,000	103,044
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (b)	100,000	100,357
Santander Drive Auto Receivables Trust Series 2024-3 Class A2, 5.91% 6/15/2027	23,749	23,831
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	20,000	20,067
Sbna Auto Lease Trust Series 2024-B Class A2, 5.67% 11/20/2026 (b)	29,258	29,353
SBNA Auto Lease Trust Series 2024-C Class A2, 4.94% 11/20/2026 (b)	38,758	38,810
SFAST Series 2025-1A Class A2, 4.65% 5/22/2028 (b)	85,000	85,183
Sfs Auto Receivables Securitization Trust Series 2024-1A Class A2, 5.35% 6/21/2027 (b)	4,552	4,561
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A2, 5.71% 10/20/2027 (b)	36,417	36,574
Sfs Auto Receivables Securitization Trust Series 2024-3A Class A2, 4.71% 5/22/2028 (b)	34,201	34,235
Tesla Auto Lease Trust Series 2024-B Class A2A, 4.79% 1/20/2027 (b)	41,604	41,658
Tesla Electric Vehicle Trust Series 2023-1 Class A2A, 5.54% 12/21/2026 (b)	15,496	15,549
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (b)	1,349	1,353
Toyota Auto Loan Extended Note Trust Series 2021-1A Class A, 1.07% 2/27/2034 (b)	100,000	96,750
Toyota Auto Receivables Owner Trust Series 2023-C Class A2A, 5.6% 8/17/2026	4,064	4,071
Toyota Auto Receivables Owner Trust Series 2023-D Class A2A, 5.8% 11/16/2026	6,320	6,340
Toyota Lease Owner Trust Series 2024-A Class A2A, 5.33% 7/20/2026 (b)	12,841	12,861
Toyota Lease Owner Trust Series 2025-A Class A2A, 4.58% 7/20/2027 (b)	70,000	70,104
Usaa Auto Owner Trust 2023-A Series 2023-A Class A2, 5.83% 7/15/2026 (b)	722	721
Verizon Master Trust Series 2023-2 Class A, 4.89% 4/13/2028	79,000	79,078
Volkswagen Auto Lease Trust Series 2023-A Class A3, 5.81% 10/20/2026	100,000	100,660
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A2A, 4.65% 11/22/2027	140,000	140,281
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	100,000	100,493
World Omni Auto Receivables Tr 2023-D Series 2023-D Class A2A, 5.91% 2/16/2027	3,918	3,932
World Omni Auto Receivables Tr Series 2023-C Class A2A, 5.57% 12/15/2026	3,114	3,119
World Omni Auto Receivables Trust Series 2024-B Class A2A, 5.48% 9/15/2027	36,135	36,273
World Omni Auto Receivables Trust Series 2025-A Class A2A, 4.49% 4/17/2028	85,000	85,142
World Omni Automobile Lease Securitization Trst Series 2023-A Class A3, 5.07% 9/15/2026	59,688	59,782
World Omni Select Auto Trust Series 2024-A Class A2A, 5.37% 2/15/2028	49,467	49,652
TOTAL UNITED STATES		4,568,809
TOTAL ASSET-BACKED SECURITIES (Cost $4,557,459)		4,568,809

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
Goldman Sachs Bank USA 5.283% 3/18/2027 (d) (Cost $71,311)	71,000	71,496

Commercial Mortgage Securities - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
BX Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4674% 3/15/2030 (b)(c)(d)	79,000	78,901
Wells Fargo Commercial Mortgage Trust Series 2015-C28 Class A3, 3.29% 5/15/2048	19,911	19,849
TOTAL UNITED STATES		98,750
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $98,424)		98,750

Non-Convertible Corporate Bonds - 53.2%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.3%
Financials - 0.3%
Banks - 0.3%
Commonwealth Bank of Australia U.S. SOFR Index + 0.46%, 4.7903% 11/27/2026 (b)(c)(d)	105,000	105,206
CANADA - 4.1%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
Rogers Communications Inc 3.625% 12/15/2025	120,000	119,114
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Canadian Natural Resources Ltd 2.05% 7/15/2025	120,000	118,808
Financials - 2.9%
Banks - 2.9%
Bank of Montreal 0.949% 1/22/2027 (d)	140,000	135,607
Bank of Montreal 3.7% 6/7/2025	50,000	49,859
Bank of Montreal 4.567% 9/10/2027 (d)	83,000	83,022
Bank of Montreal 5.92% 9/25/2025	30,000	30,224
Bank of Nova Scotia/The 1.3% 6/11/2025	33,000	32,691
Bank of Nova Scotia/The 3.45% 4/11/2025	30,000	29,963
Bank of Nova Scotia/The 5.45% 6/12/2025	30,000	30,065
Canadian Imperial Bank of Commerce 4.508% 9/11/2027 (d)	150,000	149,869
Canadian Imperial Bank of Commerce 5.144% 4/28/2025	50,000	50,043
Royal Bank of Canada 5.069% 7/23/2027 (d)	100,000	100,758
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 5.0661% 10/18/2027 (c)(d)	100,000	100,222
Toronto Dominion Bank 3.766% 6/6/2025	42,000	41,905
Toronto Dominion Bank 5.532% 7/17/2026	130,000	131,862
Toronto Dominion Bank U.S. SOFR Index + 0.62%, 5.0017% 12/17/2026 (c)(d)	145,000	145,352
		1,111,442
Materials - 0.4%
Chemicals - 0.4%
Nutrien Ltd 3% 4/1/2025	84,000	83,817
Nutrien Ltd 5.95% 11/7/2025	70,000	70,585
		154,402
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Emera US Finance LP 3.55% 6/15/2026	80,000	78,763
TOTAL CANADA		1,582,529
CHINA - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
NXP BV / NXP Funding LLC / NXP USA Inc 2.7% 5/1/2025	122,000	121,472
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	70,000	69,382
NXP BV / NXP Funding LLC 5.35% 3/1/2026	131,000	131,474

TOTAL CHINA		322,328
IRELAND - 1.2%
Financials - 1.2%
Consumer Finance - 1.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	171,000	166,725
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026	150,000	149,745
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 7/15/2025	150,000	150,687

TOTAL IRELAND		467,157
ITALY - 0.5%
Utilities - 0.5%
Electric Utilities - 0.5%
Enel Finance International NV 7.05% 10/14/2025 (b)(e)	200,000	202,239
NETHERLANDS - 0.6%
Financials - 0.6%
Banks - 0.6%
Cooperatieve Rabobank UA/NY 4.333% 8/28/2026	250,000	250,251
UNITED KINGDOM - 2.6%
Financials - 2.6%
Banks - 2.6%
Barclays PLC 7.325% 11/2/2026 (d)	200,000	203,307
HSBC Holdings PLC 5.887% 8/14/2027 (d)	200,000	203,423
HSBC Holdings PLC 7.336% 11/3/2026 (d)	200,000	203,521
Lloyds Banking Group PLC 5.985% 8/7/2027 (d)	200,000	203,484
NatWest Group PLC 7.472% 11/10/2026 (d)	200,000	203,769

TOTAL UNITED KINGDOM		1,017,504
UNITED STATES - 43.1%
Communication Services - 2.3%
Diversified Telecommunication Services - 0.5%
AT&T Inc 1.7% 3/25/2026	104,000	100,922
AT&T Inc 3.875% 1/15/2026	108,000	107,410
		208,332
Media - 0.6%
Discovery Communications LLC 4.9% 3/11/2026	50,000	49,992
Warnermedia Holdings Inc 3.638% 3/15/2025	102,000	101,947
Warnermedia Holdings Inc 3.788% 3/15/2025	90,000	89,939
		241,878
Wireless Telecommunication Services - 1.2%
Sprint LLC 7.625% 3/1/2026	85,000	86,588
T-Mobile USA Inc 2.25% 2/15/2026	120,000	117,333
T-Mobile USA Inc 2.625% 4/15/2026	130,000	127,382
T-Mobile USA Inc 3.5% 4/15/2025	104,000	103,843
		435,146
Consumer Discretionary - 4.1%
Automobiles - 2.3%
American Honda Finance Corp 4.95% 1/9/2026	28,000	28,086
American Honda Finance Corp U.S. SOFR Index + 0.45%, 4.8389% 6/13/2025 (c)(d)	80,000	80,040
General Motors Financial Co Inc 2.75% 6/20/2025	100,000	99,349
General Motors Financial Co Inc 3.8% 4/7/2025	50,000	49,935
General Motors Financial Co Inc 4.3% 7/13/2025	120,000	119,838
General Motors Financial Co Inc 4.35% 4/9/2025	30,000	29,983
General Motors Financial Co Inc 6.05% 10/10/2025	70,000	70,500
Hyundai Capital America 1.8% 10/15/2025 (b)	50,000	49,113
Hyundai Capital America 5.65% 6/26/2026 (b)	80,000	80,966
Hyundai Capital America 5.8% 6/26/2025 (b)	55,000	55,156
Hyundai Capital America 5.875% 4/7/2025 (b)	40,000	40,039
Hyundai Capital America 6% 7/11/2025 (b)	90,000	90,413
Hyundai Capital America 6.25% 11/3/2025 (b)	90,000	90,879
		884,297
Leisure Products - 0.5%
Mattel Inc 3.375% 4/1/2026 (b)	70,000	68,940
Mattel Inc 5.875% 12/15/2027 (b)	130,000	130,546
		199,486
Specialty Retail - 1.3%
AutoZone Inc 3.25% 4/15/2025	102,000	101,797
AutoZone Inc 3.625% 4/15/2025	41,000	40,937
Home Depot Inc/The U.S. SOFR Index + 0.33%, 4.6965% 12/24/2025 (c)(d)	58,000	58,079
Lowe's Cos Inc 3.375% 9/15/2025	30,000	29,812
Lowe's Cos Inc 4% 4/15/2025	60,000	59,923
Ross Stores Inc 0.875% 4/15/2026	120,000	115,282
Ross Stores Inc 4.6% 4/15/2025	90,000	89,964
		495,794
TOTAL CONSUMER DISCRETIONARY		1,579,577

Consumer Staples - 1.4%
Consumer Staples Distribution & Retail - 0.8%
7-Eleven Inc 0.95% 2/10/2026 (b)	70,000	67,566
Dollar Tree Inc 4% 5/15/2025	100,000	99,752
Sysco Corp 3.75% 10/1/2025	130,000	129,347
		296,665
Food Products - 0.6%
Conagra Brands Inc 4.6% 11/1/2025	100,000	99,957
Kraft Heinz Foods Co 3% 6/1/2026	119,000	116,754
Mondelez International Inc 1.5% 5/4/2025	30,000	29,830
		246,541
TOTAL CONSUMER STAPLES		543,206

Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
DCP Midstream Operating LP 5.375% 7/15/2025	110,000	110,060
Eqt Corp 3.125% 5/15/2026 (b)	83,000	81,420
MPLX LP 1.75% 3/1/2026	50,000	48,580
MPLX LP 4.875% 6/1/2025	100,000	99,940
Spectra Energy Partners LP 3.5% 3/15/2025	80,000	79,936
Transcontinental Gas Pipe Line Co LLC 7.85% 2/1/2026	50,000	50,989
Western Gas Partners LP 4.65% 7/1/2026	80,000	79,925
Williams Cos Inc/The 5.4% 3/2/2026	100,000	100,751
		651,601
Financials - 20.9%
Banks - 10.3%
Bank of America Corp 1.197% 10/24/2026 (d)	74,000	72,427
Bank of America Corp 1.319% 6/19/2026 (d)	129,000	127,721
Bank of America Corp 1.734% 7/22/2027 (d)	80,000	76,952
Bank of America Corp 3.384% 4/2/2026 (d)	85,000	84,911
Bank of America Corp 3.559% 4/23/2027 (d)	90,000	88,920
Bank of America Corp 4.827% 7/22/2026 (d)	110,000	110,047
Bank of America Corp 5.08% 1/20/2027 (d)	125,000	125,524
Citigroup Inc 1.122% 1/28/2027 (d)	130,000	125,930
Citigroup Inc 3.106% 4/8/2026 (d)	111,000	110,808
Citigroup Inc 3.29% 3/17/2026 (d)	112,000	111,938
Citigroup Inc 5.61% 9/29/2026 (d)	80,000	80,450
Citizens Financial Group Inc 2.85% 7/27/2026	110,000	107,308
JPMorgan Chase & Co 1.045% 11/19/2026 (d)	140,000	136,572
JPMorgan Chase & Co 1.578% 4/22/2027 (d)	120,000	116,151
JPMorgan Chase & Co 2.005% 3/13/2026 (d)	115,000	114,916
JPMorgan Chase & Co 2.083% 4/22/2026 (d)	113,000	112,575
JPMorgan Chase & Co 3.96% 1/29/2027 (d)	70,000	69,654
JPMorgan Chase & Co 4.08% 4/26/2026 (d)	94,000	93,890
JPMorgan Chase & Co 6.07% 10/22/2027 (d)	70,000	71,676
PNC Financial Services Group Inc/The 4.758% 1/26/2027 (d)	132,000	132,111
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (d)	100,000	100,712
PNC Financial Services Group Inc/The 5.812% 6/12/2026 (d)	159,000	159,440
PNC Financial Services Group Inc/The 6.615% 10/20/2027 (d)	120,000	123,858
Regions Financial Corp 2.25% 5/18/2025	90,000	89,501
Truist Financial Corp 1.2% 8/5/2025	60,000	59,130
Truist Financial Corp 1.267% 3/2/2027 (d)	94,000	90,959
Truist Financial Corp 4% 5/1/2025	40,000	39,946
Truist Financial Corp 4.26% 7/28/2026 (d)	100,000	99,838
Truist Financial Corp 5.9% 10/28/2026 (d)	116,000	116,891
Truist Financial Corp 6.047% 6/8/2027 (d)	130,000	132,266
US Bancorp 1.45% 5/12/2025	22,000	21,866
US Bancorp 5.727% 10/21/2026 (d)	147,000	147,969
US Bancorp 6.787% 10/26/2027 (d)	95,000	98,297
Wells Fargo & Co 2.188% 4/30/2026 (d)	121,000	120,510
Wells Fargo & Co 3% 4/22/2026	89,000	87,554
Wells Fargo & Co 3.196% 6/17/2027 (d)	130,000	127,759
Wells Fargo & Co 3.908% 4/25/2026 (d)	111,000	110,862
Wells Fargo & Co 4.54% 8/15/2026 (d)	157,000	156,880
		3,954,719
Capital Markets - 5.2%
Bank of New York Mellon Corp/The 1.6% 4/24/2025	43,000	42,806
Bank of New York Mellon Corp/The 4.414% 7/24/2026 (d)	130,000	129,875
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (d)	134,000	130,361
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (d)	170,000	164,649
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (d)	110,000	105,370
Goldman Sachs Group Inc/The 3.5% 4/1/2025	30,000	29,969
Goldman Sachs Group Inc/The 5.798% 8/10/2026 (d)	96,000	96,453
Intercontinental Exchange Inc 3.65% 5/23/2025	76,000	75,854
Moody's Corp 3.75% 3/24/2025	41,000	40,963
Morgan Stanley 0.985% 12/10/2026 (d)	52,000	50,559
Morgan Stanley 1.512% 7/20/2027 (d)	110,000	105,450
Morgan Stanley 1.593% 5/4/2027 (d)	80,000	77,242
Morgan Stanley 2.188% 4/28/2026 (d)	116,000	115,548
Morgan Stanley 4.679% 7/17/2026 (d)	140,000	139,967
Morgan Stanley 5.05% 1/28/2027 (d)	110,000	110,453
Morgan Stanley 6.138% 10/16/2026 (d)	130,000	131,242
Nasdaq Inc 5.65% 6/28/2025	63,000	63,164
State Street Corp 2.901% 3/30/2026 (d)	113,000	112,838
State Street Corp 5.104% 5/18/2026 (d)	170,000	170,203
State Street Corp 5.751% 11/4/2026 (d)	120,000	120,960
		2,013,926
Consumer Finance - 2.1%
Ally Financial Inc 4.625% 3/30/2025	50,000	49,983
Ally Financial Inc 5.8% 5/1/2025	115,000	115,074
American Express Co 4.99% 5/1/2026 (d)	111,000	111,042
American Express Co 6.338% 10/30/2026 (d)	155,000	156,756
Capital One Financial Corp 2.636% 3/3/2026 (c)(d)	113,000	113,000
Capital One Financial Corp 4.985% 7/24/2026 (d)	170,000	170,211
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.45%, 4.7913% 4/10/2026 (c)(d)	90,000	90,137
		806,203
Financial Services - 1.1%
Corebridge Financial Inc 3.5% 4/4/2025	105,000	104,884
Corebridge Global Funding 0.9% 9/22/2025 (b)	100,000	98,052
Corebridge Global Funding 5.75% 7/2/2026 (b)	80,000	81,272
PayPal Holdings Inc 1.65% 6/1/2025	30,000	29,783
Western Union Co/The 1.35% 3/15/2026	114,000	109,934
		423,925
Insurance - 2.2%
Equitable Financial Life Global Funding 1% 1/9/2026 (b)	120,000	116,607
Equitable Financial Life Global Funding 1.3% 7/12/2026 (b)	140,000	134,313
Equitable Financial Life Global Funding 1.4% 7/7/2025 (b)	121,000	119,697
Equitable Financial Life Global Funding 5.5% 12/2/2025 (b)	101,000	101,676
Jackson National Life Global Funding 3.05% 4/29/2026 (b)	90,000	88,496
Jackson National Life Global Funding 4.9% 1/13/2027 (b)	150,000	150,696
Marsh & McLennan Cos Inc 3.5% 3/10/2025	21,000	20,995
Reinsurance Group of America Inc 3.95% 9/15/2026	100,000	99,134
		831,614
TOTAL FINANCIALS		8,030,387

Health Care - 2.8%
Biotechnology - 0.7%
AbbVie Inc 3.6% 5/14/2025	21,000	20,949
AbbVie Inc 3.8% 3/15/2025	20,000	19,992
Amgen Inc 3.125% 5/1/2025	50,000	49,872
Amgen Inc 5.25% 3/2/2025	40,000	40,013
Gilead Sciences Inc 3.65% 3/1/2026	150,000	148,824
		279,650
Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp 1.9% 6/1/2025	41,000	40,715
Health Care Providers & Services - 2.0%
Cigna Group/The 1.25% 3/15/2026	120,000	116,013
Cigna Group/The 3.25% 4/15/2025	60,000	59,889
CVS Health Corp 2.875% 6/1/2026	90,000	88,040
CVS Health Corp 3.875% 7/20/2025	90,000	89,606
CVS Health Corp 5% 2/20/2026	100,000	100,233
HCA Inc 5.25% 4/15/2025	80,000	80,021
HCA Inc 5.25% 6/15/2026	60,000	60,245
HCA Inc 5.375% 9/1/2026	70,000	70,460
HCA Inc 5.875% 2/15/2026	100,000	100,431
		764,938
TOTAL HEALTH CARE		1,085,303

Industrials - 1.7%
Commercial Services & Supplies - 0.2%
Republic Services Inc 0.875% 11/15/2025	40,000	38,967
Republic Services Inc 3.2% 3/15/2025	30,000	29,980
		68,947
Industrial Conglomerates - 0.3%
Trane Technologies Financing Ltd 3.5% 3/21/2026	118,000	116,685
Machinery - 0.5%
Caterpillar Financial Services Corp U.S. SOFR Index + 0.69%, 5.0341% 10/16/2026 (c)(d)	150,000	151,017
Otis Worldwide Corp 2.056% 4/5/2025	51,000	50,866
		201,883
Trading Companies & Distributors - 0.7%
Air Lease Corp 2.875% 1/15/2026	50,000	49,219
Air Lease Corp 3.25% 3/1/2025	110,000	110,000
Air Lease Corp 3.375% 7/1/2025	100,000	99,568
		258,787
TOTAL INDUSTRIALS		646,302

Information Technology - 1.9%
Electronic Equipment, Instruments & Components - 0.2%
Dell International LLC / EMC Corp 6.02% 6/15/2026	72,000	73,040
Semiconductors & Semiconductor Equipment - 0.3%
Marvell Technology Inc 1.65% 4/15/2026	130,000	125,888
Software - 1.3%
Oracle Corp 1.65% 3/25/2026	50,000	48,505
Oracle Corp 2.5% 4/1/2025	100,000	99,826
Oracle Corp 2.95% 5/15/2025	63,000	62,778
Roper Technologies Inc 1% 9/15/2025	70,000	68,650
Roper Technologies Inc 3.85% 12/15/2025	147,000	146,317
VMware LLC 4.5% 5/15/2025	80,000	79,926
		506,002
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.45% 9/25/2026	45,000	44,942
TOTAL INFORMATION TECHNOLOGY		749,872

Materials - 0.7%
Chemicals - 0.7%
Celanese US Holdings LLC 1.4% 8/5/2026	90,000	85,290
Celanese US Holdings LLC 6.05% 3/15/2025	79,000	79,016
International Flavors & Fragrances Inc 1.23% 10/1/2025 (b)	90,000	88,129
		252,435
Real Estate - 1.3%
Specialized REITs - 1.3%
American Tower Corp 1.3% 9/15/2025	70,000	68,718
American Tower Corp 1.6% 4/15/2026	120,000	116,171
American Tower Corp 2.4% 3/15/2025	90,000	89,834
American Tower Corp 4% 6/1/2025	48,000	47,870
Crown Castle Inc 1.05% 7/15/2026	90,000	85,628
Crown Castle Inc 1.35% 7/15/2025	102,000	100,617
		508,838
Utilities - 4.3%
Electric Utilities - 1.8%
Edison International 4.95% 4/15/2025	80,000	79,817
Eversource Energy 4.75% 5/15/2026	80,000	80,153
Exelon Corp 3.95% 6/15/2025	70,000	69,791
Jersey Central Power & Light Co 4.3% 1/15/2026 (b)	92,000	91,515
Pacific Gas and Electric Co 3.15% 1/1/2026	66,000	65,005
Pacific Gas and Electric Co 3.45% 7/1/2025	100,000	99,432
Pacific Gas and Electric Co 3.5% 6/15/2025	50,000	49,751
Pacific Gas and Electric Co U.S. SOFR Averages Index + 0.95%, 5.367% 9/4/2025 (c)(d)	120,000	119,922
Vistra Operations Co LLC 5.05% 12/30/2026 (b)	24,000	24,081
		679,467
Gas Utilities - 0.3%
East Ohio Gas Co/The 1.3% 6/15/2025 (b)	104,000	102,876
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 3.3% 7/15/2025 (b)	100,000	99,245
Multi-Utilities - 2.0%
Dominion Energy Inc 2.85% 8/15/2026	100,000	97,693
Dominion Energy Inc 3.3% 3/15/2025	50,000	49,960
Dominion Energy Inc 3.9% 10/1/2025	110,000	109,548
NiSource Inc 0.95% 8/15/2025	115,000	113,095
Puget Energy Inc 3.65% 5/15/2025	110,000	109,666
Sempra 3.3% 4/1/2025	20,000	19,970
WEC Energy Group Inc 4.75% 1/9/2026	100,000	100,079
WEC Energy Group Inc 5% 9/27/2025	70,000	70,078
WEC Energy Group Inc 5.6% 9/12/2026	80,000	81,283
		751,372
TOTAL UTILITIES		1,632,960

TOTAL UNITED STATES		16,565,837
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $20,434,899)		20,513,051

U.S. Treasury Obligations - 33.3%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/28/2025	4.32	2,357,700	2,287,601
US Treasury Bills 0% 3/13/2025	4.46 to 4.64	2,370,100	2,367,298
US Treasury Bills 0% 3/6/2025	4.70	1,185,700	1,185,283
US Treasury Bills 0% 4/3/2025	4.24 to 4.27	3,390,500	3,378,135
US Treasury Bills 0% 5/22/2025	4.20 to 4.42	1,279,400	1,267,466
US Treasury Bills 0% 9/4/2025	4.16	751,400	735,482
US Treasury Notes 3.5% 9/30/2026	4.22 to 4.36	1,617,200	1,604,123
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,814,308)			12,825,388

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $392,950)	4.35	392,872	392,950

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $38,369,351)	38,470,444
NET OTHER ASSETS (LIABILITIES) - 0.1%	53,657
NET ASSETS - 100.0%	38,524,101

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,439,541 or 11.5% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	793,162	10,920,231	11,320,443	21,922	-	-	392,950	392,872	0.0%
Total	793,162	10,920,231	11,320,443	21,922	-	-	392,950	392,872

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	4,568,809	-	4,568,809	-

Bank Notes
Financials	71,496	-	71,496	-

Commercial Mortgage Securities	98,750	-	98,750	-

Non-Convertible Corporate Bonds
Communication Services	1,004,470	-	1,004,470	-
Consumer Discretionary	1,579,577	-	1,579,577	-
Consumer Staples	543,206	-	543,206	-
Energy	770,409	-	770,409	-
Financials	10,981,947	-	10,981,947	-
Health Care	1,085,303	-	1,085,303	-
Industrials	646,302	-	646,302	-
Information Technology	1,072,200	-	1,072,200	-
Materials	406,837	-	406,837	-
Real Estate	508,838	-	508,838	-
Utilities	1,913,962	-	1,913,962	-

U.S. Treasury Obligations	12,825,388	-	12,825,388	-

Money Market Funds	392,950	392,950	-	-
Total Investments in Securities:	38,470,444	392,950	38,077,494	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $37,976,401)	$38,077,494
Fidelity Central Funds (cost $392,950)	392,950

Total Investment in Securities (cost $38,369,351)		$38,470,444
Receivable for fund shares sold		91,873
Interest receivable		246,854
Distributions receivable from Fidelity Central Funds		1,962
Prepaid expenses		15
Receivable from investment adviser for expense reductions		5,448
Total assets		38,816,596
Liabilities
Payable for fund shares redeemed	$250,481
Distributions payable	1,982
Accrued management fee	6,407
Audit fee payable	32,435
Other payables and accrued expenses	1,190
Total liabilities		292,495
Net Assets		$38,524,101
Net Assets consist of:
Paid in capital		$37,869,385
Total accumulated earnings (loss)		654,716
Net Assets		$38,524,101
Net Asset Value, offering price and redemption price per share ($38,524,101 ÷ 3,696,806 shares)		$10.42
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Interest		$832,423
Income from Fidelity Central Funds		21,922
Total income		854,345
Expenses
Management fee	$35,060
Custodian fees and expenses	773
Independent trustees' fees and expenses	45
Registration fees	7,722
Audit fees	28,426
Legal	20
Miscellaneous	42
Total expenses before reductions	72,088
Expense reductions	(38,039)
Total expenses after reductions		34,049
Net Investment income (loss)		820,296
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	24,026
Total net realized gain (loss)		24,026
Change in net unrealized appreciation (depreciation) on investment securities		3,993
Net gain (loss)		28,019
Net increase (decrease) in net assets resulting from operations		$848,315
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$820,296	$903,730
Net realized gain (loss)	24,026	3,759
Change in net unrealized appreciation (depreciation)	3,993	108,638
Net increase (decrease) in net assets resulting from operations	848,315	1,016,127
Distributions to shareholders	(802,537)	(503,304)

Share transactions
Proceeds from sales of shares	17,712,489	26,415,330
Reinvestment of distributions	781,203	479,979
Cost of shares redeemed	(10,356,549)	(4,891,261)

Net increase (decrease) in net assets resulting from share transactions	8,137,143	22,004,048
Total increase (decrease) in net assets	8,182,921	22,516,871

Net Assets
Beginning of period	30,341,180	7,824,309
End of period	$38,524,101	$30,341,180

Other Information
Shares
Sold	1,698,854	2,572,450
Issued in reinvestment of distributions	75,122	46,682
Redeemed	(993,003)	(475,635)
Net increase (decrease)	780,973	2,143,497

Financial Highlights
Fidelity® SAI Sustainable Low Duration Bond Fund

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.41	$10.13	$9.96	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.244	.519	.413	.059
Net realized and unrealized gain (loss)	.004	.069	.001	(.050)
Total from investment operations	.248	.588	.414	.009
Distributions from net investment income	(.232)	(.305)	(.244)	(.049)
Distributions from net realized gain	(.006)	(.003)	-	-
Total distributions	(.238)	(.308)	(.244)	(.049)
Net asset value, end of period	$10.42	$10.41	$10.13	$9.96
Total Return D,E	2.40%	5.89%	4.21%	.09%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.42% H	.68%	1.74%	1.88% H,I
Expenses net of fee waivers, if any	.20 % H	.20%	.23%	.25% H
Expenses net of all reductions	.20% H	.19%	.22%	.25% H
Net investment income (loss)	4.73% H	5.10%	4.13%	1.54% H
Supplemental Data
Net assets, end of period (000 omitted)	$38,524	$30,341	$7,824	$5,035
Portfolio turnover rate J	40 % H	32%	36%	6% K

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2025

1. Organization.
Fidelity SAI Sustainable Low Duration Bond Fund (formerly Fidelity SAI Sustainable Low Duration Income Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$451,856
Gross unrealized depreciation	(1,811)
Net unrealized appreciation (depreciation)	$450,045
Tax cost	$38,020,399

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Sustainable Low Duration Bond Fund	10,365,634	4,369,132

5.Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Sustainable Low Duration Bond Fund	20

7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .20% of average net assets. This reimbursement will remain in place through December 31, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $37,334.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $705.

8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Sustainable Low Duration Bond Fund (formerly Fidelity SAI Sustainable Low Duration Income Fund)
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may be weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.20% through December 31, 2025.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9904915.102
SLO-SANN-0425
Fidelity® Series Government Money Market Fund

Semi-Annual Report
February 28, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Government Money Market Fund
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Repurchase Agreements - 42.4%
	Maturity Amount ($)	Value ($)
Fixed Income Clearing Corp - Credit Agricole 4.34%, dated 3/3/2025 due 3/4/2025 (b)	40,004,822	40,000,000
Investments in repurchase agreements in a joint trading account at 4.37%, dated 2/28/2025 due 3/3/2025 (Collateralized by U.S. Government Obligations)#	113,819,434	113,778,000
MUFG Securities EMEA PLC 4.34%, dated 3/3/2025 due 3/20/2025 (b)	5,010,247	5,000,000
Repurchase Agreements*	768,516,617	766,683,000
TOTAL REPURCHASE AGREEMENTS (Cost $925,461,000)		925,461,000

U.S. Government Agency - Debt - 39.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
Fannie Mae U.S. SOFR Index + 0.1%, 4.46% 6/18/2026 (d)(e)	4.46	3,000,000	3,000,000
Fannie Mae U.S. SOFR Index + 0.12%, 4.48% 7/29/2026 (d)(e)	4.48	11,000,000	11,006,664
Fannie Mae U.S. SOFR Index + 0.135%, 4.495% 8/21/2026 (d)(e)	4.50	1,000,000	999,922
Fannie Mae U.S. SOFR Index + 0.14%, 4.5% 10/23/2026 (d)(e)	4.50	3,000,000	3,000,000
Fannie Mae U.S. SOFR Index + 0.14%, 4.5% 9/11/2026 (d)(e)	4.50	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 0% 6/4/2026 (d)(e)	4.37	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.4% 7/29/2025 (d)(e)	4.40	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 4.41% 8/6/2025 (d)(e)	4.41	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.415% 11/18/2025 (d)(e)	4.42	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.415% 2/13/2026 (d)(e)	4.42	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.415% 8/19/2025 (d)(e)	4.42	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 4.425% 9/5/2025 (d)(e)	4.43	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.43% 12/17/2025 (d)(e)	4.43	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.43% 5/28/2026 (d)(e)	4.43	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.44% 1/28/2026 (d)(e)	4.44	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.44% 1/8/2026 (d)(e)	4.44	1,000,000	999,884
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.44% 10/21/2025 (d)(e)	4.44	1,000,000	999,938
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.44% 2/10/2026 (d)(e)	4.44	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.44% 3/4/2026 (d)(e)	4.44	1,000,000	999,951
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.45% 2/2/2026 (d)(e)	4.45	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.45% 2/24/2027 (d)(e)	4.45	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.45% 2/9/2026 (d)(e)	4.45	15,000,000	15,008,072
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.45% 9/22/2025 (d)(e)	4.45	1,000,000	1,000,183
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.455% 12/12/2025 (d)(e)	4.45	1,000,000	1,000,091
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.455% 2/25/2027 (d)(e)	4.46	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.455% 4/17/2026 (d)(e)	4.46	1,000,000	999,891
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.455% 5/5/2026 (d)(e)	4.46	1,000,000	999,943
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.46% 2/25/2026 (d)(e)	4.46	1,000,000	1,000,185
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.46% 6/18/2026 (d)(e)	4.46	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.46% 6/24/2026 (d)(e)	4.46	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.465% 1/8/2026 (d)(e)	4.46	1,000,000	1,000,014
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.465% 3/18/2026 (d)(e)	4.46	1,000,000	1,000,024
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.465% 6/12/2026 (d)(e)	4.47	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 4.47% 3/11/2025 (d)(e)	4.47	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 4.47% 3/11/2026 (d)(e)	4.47	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 4.475% 10/16/2026 (d)(e)	4.48	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 4.475% 6/16/2026 (d)(e)	4.48	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 4.475% 7/8/2026 (d)(e)	4.48	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.48% 4/15/2025 (d)(e)	4.48	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.48% 5/26/2026 (d)(e)	4.48	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.48% 6/20/2025 (d)(e)	4.48	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.48% 7/10/2026 (d)(e)	4.48	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.48% 7/15/2026 (d)(e)	4.48	4,000,000	4,000,143
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.48% 7/23/2026 (d)(e)	4.48	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.485% 10/21/2025 (d)(e)	4.49	1,000,000	999,968
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.485% 3/5/2025 (d)(e)	4.48	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.485% 5/20/2025 (d)(e)	4.49	1,000,000	999,989
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.485% 8/27/2026 (d)(e)	4.48	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.49% 3/20/2025 (d)(e)	4.49	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.49% 4/3/2025 (d)(e)	4.49	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.49% 6/24/2026 (d)(e)	4.49	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.49% 6/26/2026 (d)(e)	4.49	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.49% 7/2/2026 (d)(e)	4.49	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.49% 7/29/2026 (d)(e)	4.49	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.49% 8/12/2026 (d)(e)	4.49	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.49% 8/6/2026 (d)(e)	4.49	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.495% 1/8/2027 (d)(e)	4.50	1,000,000	999,992
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.495% 11/23/2026 (d)(e)	4.50	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.495% 2/10/2027 (d)(e)	4.49	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.495% 4/29/2025 (d)(e)	4.49	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.495% 8/19/2026 (d)(e)	4.49	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.5% 1/30/2026 (d)(e)	4.50	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.5% 10/23/2026 (d)(e)	4.50	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.5% 10/9/2026 (d)(e)	4.50	9,000,000	9,002,423
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.5% 12/2/2026 (d)(e)	4.50	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.5% 5/27/2025 (d)(e)	4.50	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.5% 6/24/2025 (d)(e)	4.50	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.5% 8/22/2025 (d)(e)	4.50	4,000,000	4,000,068
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.5% 8/26/2026 (d)(e)	4.50	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.5% 9/3/2026 (d)(e)	4.50	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.505% 1/12/2026 (d)(e)	4.50 to 4.51	5,000,000	5,000,451
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.505% 1/21/2027 (d)(e)	4.51	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.505% 1/8/2027 (d)(e)	4.51	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.505% 12/16/2026 (d)(e)	4.51	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.505% 6/27/2025 (d)(e)	4.51	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.505% 7/10/2025 (d)(e)	4.51	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.505% 7/17/2025 (d)(e)	4.51	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.505% 7/25/2025 (d)(e)	4.51	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.505% 7/30/2025 (d)(e)	4.51	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.51% 11/27/2026 (d)(e)	4.51	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.51% 12/15/2025 (d)(e)	4.51	2,000,000	1,999,998
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.51% 5/27/2025 (d)(e)	4.51	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.515% 1/23/2026 (d)(e)	4.52	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.515% 10/6/2025 (d)(e)	4.52	1,000,000	999,971
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.515% 11/14/2025 (d)(e)	4.51	3,000,000	3,000,155
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.515% 11/28/2025 (d)(e)	4.51 to 4.52	4,000,000	4,000,115
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.515% 12/1/2025 (d)(e)	4.51 to 4.52	4,000,000	4,000,050
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.515% 7/17/2025 (d)(e)	4.52	3,000,000	2,999,946
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.515% 8/28/2025 (d)(e)	4.52	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.515% 9/15/2025 (d)(e)	4.51 to 4.52	3,000,000	3,000,049
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.16%, 4.52% 10/17/2025 (d)(e)	4.52	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.16%, 4.52% 10/27/2025 (d)(e)	4.52	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.16%, 4.52% 10/6/2025 (d)(e)	4.52	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.16%, 4.52% 11/3/2025 (d)(e)	4.52	2,000,000	2,000,112
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.16%, 4.52% 7/7/2025 (d)(e)	4.52	1,000,000	1,000,075
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.17%, 4.53% 10/23/2025 (d)(e)	4.53	1,000,000	999,996
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.18%, 4.54% 3/7/2025 (d)(e)	4.53	3,000,000	3,000,062
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.195%, 4.555% 6/2/2025 (d)(e)	4.55	1,727,000	1,727,138
Federal Home Loan Bank 4.34% 3/6/2026	4.34	5,000,000	5,000,000
Federal Home Loan Bank 4.35% 3/6/2026	4.35	5,000,000	5,000,000
Federal Home Loan Bank 4.37% 2/13/2026	4.37	10,000,000	10,000,000
Federal Home Loan Bank 4.37% 2/6/2026	4.37	2,000,000	2,000,000
Federal Home Loan Bank 4.37% 2/6/2026	4.37	2,000,000	2,000,000
Federal Home Loan Bank 4.395% 2/6/2026	4.40	2,000,000	2,000,000
Federal Home Loan Bank 4.4% 3/17/2026	4.40	7,000,000	7,000,000
Federal Home Loan Bank 4.41% 4/9/2025	4.46	4,000,000	3,999,793
Federal Home Loan Bank 4.44% 2/9/2026	4.44	10,000,000	10,000,000
Federal Home Loan Bank 4.44% 3/21/2025	4.48	3,000,000	2,999,934
Federal Home Loan Bank 4.45% 3/24/2025	4.48	2,000,000	1,999,960
Federal Home Loan Bank 4.47% 3/10/2025	4.50	8,000,000	7,999,932
Federal Home Loan Bank 4.47% 3/11/2025	4.50	1,000,000	999,990
Federal Home Loan Bank 4.47% 3/18/2025	4.49	1,000,000	999,989
Federal Home Loan Bank 4.5% 10/8/2025	4.53	3,000,000	2,999,410
Federal Home Loan Bank 4.5% 11/10/2025	4.53	3,000,000	2,999,480
Federal Home Loan Bank 4.5% 12/22/2025	4.51	12,000,000	11,998,188
Federal Home Loan Bank Discount Notes 0% 3/12/2025	4.28	1,000,000	998,695
Federal Home Loan Bank Discount Notes 0% 3/14/2025	4.45 to 4.47	3,000,000	2,995,257
Federal Home Loan Bank Discount Notes 0% 3/19/2025	4.27 to 4.46	4,000,000	3,991,304
Federal Home Loan Bank Discount Notes 0% 3/21/2025	4.44	3,000,000	2,992,739
Federal Home Loan Bank Discount Notes 0% 3/26/2025	4.27	1,000,000	997,045
Federal Home Loan Bank Discount Notes 0% 3/31/2025	4.27	1,000,000	996,454
Federal Home Loan Bank Discount Notes 0% 3/7/2025	4.41 to 4.47	2,000,000	1,998,542
Federal Home Loan Bank Discount Notes 0% 4/10/2025	4.42	1,000,000	995,194
Federal Home Loan Bank Discount Notes 0% 4/2/2025	4.28 to 4.41	4,000,000	3,984,765
Federal Home Loan Bank Discount Notes 0% 4/21/2025	4.28	1,000,000	993,979
Federal Home Loan Bank Discount Notes 0% 4/23/2025	4.28	1,000,000	993,743
Federal Home Loan Bank Discount Notes 0% 4/25/2025	4.39	4,000,000	3,973,783
Federal Home Loan Bank Discount Notes 0% 4/28/2025	4.38	1,000,000	993,104
Federal Home Loan Bank Discount Notes 0% 4/4/2025	4.43	3,000,000	2,987,703
Federal Home Loan Bank Discount Notes 0% 4/9/2025	4.28 to 4.29	4,000,000	3,981,605
Federal Home Loan Bank Discount Notes 0% 5/2/2025	4.37	3,000,000	2,977,938
Federal Home Loan Bank Discount Notes 0% 5/9/2025	4.29 to 4.40	5,000,000	4,959,051
Federal Home Loan Bank Discount Notes 0% 8/15/2025	4.10	4,000,000	3,925,592
Federal Home Loan Bank U.S. SOFR Index + 0%, 0% 9/5/2025 (d)(e)	4.33	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.33% 8/29/2025 (d)(e)	4.33	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.36% 5/13/2025 (d)(e)	4.36	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.36% 5/14/2025 (d)(e)	4.36	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.36% 5/19/2025 (d)(e)	4.36	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.36% 5/22/2025 (d)(e)	4.36	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.36% 5/27/2025 (d)(e)	4.36	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.36% 5/28/2025 (d)(e)	4.36	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.36% 6/10/2025 (d)(e)	4.36	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.36% 7/10/2025 (d)(e)	4.36	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.36% 8/20/2025 (d)(e)	4.36	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.36% 8/21/2025 (d)(e)	4.36	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.36% 8/21/2025 (d)(e)	4.36	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.36% 8/25/2025 (d)(e)	4.36	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.36% 8/29/2025 (d)(e)	4.36	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.36% 9/8/2025 (d)(e)	4.36	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 0% 9/4/2025 (d)(e)	4.34	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 10/2/2025 (d)(e)	4.37	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 4/21/2025 (d)(e)	4.37	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 4/28/2025 (d)(e)	4.37	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 4/30/2025 (d)(e)	4.37	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 5/1/2025 (d)(e)	4.37	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 5/12/2025 (d)(e)	4.37	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 5/5/2025 (d)(e)	4.37	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 5/5/2025 (d)(e)	4.37	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 5/7/2025 (d)(e)	4.37	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 6/11/2025 (d)(e)	4.37	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 6/11/2025 (d)(e)	4.37	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 6/12/2025 (d)(e)	4.37	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 6/16/2025 (d)(e)	4.37	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 6/17/2025 (d)(e)	4.37	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 6/23/2025 (d)(e)	4.37	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 6/24/2025 (d)(e)	4.37	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 7/15/2025 (d)(e)	4.37	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 7/17/2025 (d)(e)	4.37	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 7/21/2025 (d)(e)	4.37	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 7/23/2025 (d)(e)	4.37	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 7/23/2025 (d)(e)	4.37	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 7/28/2025 (d)(e)	4.37	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 7/28/2025 (d)(e)	4.37	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 7/29/2025 (d)(e)	4.37	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 7/29/2025 (d)(e)	4.37	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 7/8/2025 (d)(e)	4.37	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 8/11/2025 (d)(e)	4.37	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 8/4/2025 (d)(e)	4.37	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 8/4/2025 (d)(e)	4.37	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 8/5/2025 (d)(e)	4.37	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 8/5/2025 (d)(e)	4.37	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 8/7/2025 (d)(e)	4.37	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 9/22/2025 (d)(e)	4.37	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 9/23/2025 (d)(e)	4.37	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 9/25/2025 (d)(e)	4.37	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 10/23/2025 (d)(e)	4.37	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 10/8/2025 (d)(e)	4.37	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 4/9/2025 (d)(e)	4.37	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 5/22/2025 (d)(e)	4.37	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 5/23/2025 (d)(e)	4.37	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 6/11/2025 (d)(e)	4.37	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 6/11/2025 (d)(e)	4.37	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 6/13/2025 (d)(e)	4.37	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 6/18/2025 (d)(e)	4.37	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 6/3/2025 (d)(e)	4.37	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 6/5/2025 (d)(e)	4.37	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 6/9/2025 (d)(e)	4.37	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 8/12/2025 (d)(e)	4.37	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 8/15/2025 (d)(e)	4.37	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 8/15/2025 (d)(e)	4.37	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 8/18/2025 (d)(e)	4.37	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 8/26/2025 (d)(e)	4.37	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 8/27/2025 (d)(e)	4.37	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 8/28/2025 (d)(e)	4.37	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 8/4/2025 (d)(e)	4.37	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 9/2/2025 (d)(e)	4.37	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 9/3/2025 (d)(e)	4.37	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 9/4/2025 (d)(e)	4.37	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 9/5/2025 (d)(e)	4.37	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 9/8/2025 (d)(e)	4.37	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.375% 10/3/2025 (d)(e)	4.38	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.375% 5/23/2025 (d)(e)	4.38	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.375% 5/8/2025 (d)(e)	4.38	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.375% 6/2/2025 (d)(e)	4.38	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.375% 6/23/2025 (d)(e)	4.38	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.375% 7/18/2025 (d)(e)	4.38	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.375% 7/3/2025 (d)(e)	4.38	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.375% 7/7/2025 (d)(e)	4.38	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.375% 9/15/2025 (d)(e)	4.38	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.375% 9/30/2025 (d)(e)	4.38	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.35% 3/3/2025 (d)(e)	4.35	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.38% 10/15/2025 (d)(e)	4.38	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.38% 10/24/2025 (d)(e)	4.38	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.38% 11/4/2025 (d)(e)	4.38	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.38% 3/10/2025 (d)(e)	4.38	1,000,000	999,999
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.38% 3/11/2025 (d)(e)	4.38	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.38% 3/6/2025 (d)(e)	4.38	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.38% 3/7/2025 (d)(e)	4.38	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.38% 5/5/2025 (d)(e)	4.38	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.38% 6/9/2025 (d)(e)	4.38	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.38% 7/25/2025 (d)(e)	4.38	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.385% 4/9/2025 (d)(e)	4.39	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 4.39% 3/24/2025 (d)(e)	4.39	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 4.39% 3/24/2025 (d)(e)	4.39	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 4.39% 3/26/2025 (d)(e)	4.39	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 4.39% 3/27/2025 (d)(e)	4.39	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 4.39% 3/28/2025 (d)(e)	4.39	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 4.39% 4/4/2025 (d)(e)	4.39	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 4.39% 4/4/2025 (d)(e)	4.39	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.4% 5/19/2025 (d)(e)	4.40	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.4% 5/20/2025 (d)(e)	4.40	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.4% 5/22/2025 (d)(e)	4.40	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.4% 8/5/2025 (d)(e)	4.40	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.4% 8/6/2025 (d)(e)	4.40	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.045%, 4.405% 2/5/2026 (d)(e)	4.41	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.05%, 4.41% 8/8/2025 (d)(e)	4.41	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.06%, 4.42% 8/19/2025 (d)(e)	4.42	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.06%, 4.42% 8/21/2025 (d)(e)	4.42	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 4.43% 11/28/2025 (d)(e)	4.43	1,000,000	999,999
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 4.44% 2/27/2026 (d)(e)	4.44	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 4.445% 1/2/2026 (d)(e)	4.44	1,000,000	1,000,098
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 4.445% 7/16/2025 (d)(e)	4.44	1,000,000	1,000,090
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 4.45% 1/12/2026 (d)(e)	4.45	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 4.45% 1/16/2026 (d)(e)	4.45	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 4.45% 3/1/2027 (d)(e)	4.45	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 4.45% 5/13/2026 (d)(e)	4.45	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 4.45% 5/22/2026 (d)(e)	4.45	6,000,000	6,002,066
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 4.455% 12/23/2025 (d)(e)	4.46	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 4.455% 4/1/2025 (d)(e)	4.46	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 4.455% 9/22/2025 (d)(e)	4.45	1,000,000	1,000,172
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.46% 10/16/2025 (d)(e)	4.46	1,000,000	1,000,195
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.46% 6/22/2026 (d)(e)	4.46	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.46% 6/24/2026 (d)(e)	4.46	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.46% 6/25/2026 (d)(e)	4.46	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.46% 6/26/2026 (d)(e)	4.46	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.105%, 4.465% 2/20/2026 (d)(e)	4.47	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 4.47% 4/24/2026 (d)(e)	4.47	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 4.47% 7/17/2025 (d)(e)	4.47	1,700,000	1,700,000
Federal Home Loan Bank U.S. SOFR Index + 0.115%, 4.475% 7/8/2025 (d)(e)	4.48	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.12%, 4.48% 5/1/2025 (d)(e)	4.48	1,000,000	1,000,071
Federal Home Loan Bank U.S. SOFR Index + 0.125%, 4.485% 10/16/2025 (d)(e)	4.48	7,000,000	7,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.125%, 4.485% 5/15/2025 (d)(e)	4.48	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.125%, 4.485% 5/19/2025 (d)(e)	4.48	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.49% 10/3/2025 (d)(e)	4.49	2,000,000	2,000,639
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.49% 2/12/2026 (d)(e)	4.49	1,000,000	1,000,253
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.49% 2/20/2026 (d)(e)	4.49	1,000,000	1,000,302
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.49% 2/5/2027 (d)(e)	4.49	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.49% 2/9/2026 (d)(e)	4.49	1,000,000	1,000,200
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.49% 3/20/2025 (d)(e)	4.49	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.49% 3/28/2025 (d)(e)	4.49	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.49% 3/6/2025 (d)(e)	4.49	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.49% 4/14/2025 (d)(e)	4.49	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.49% 5/9/2025 (d)(e)	4.49	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.49% 6/18/2026 (d)(e)	4.49	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.49% 6/26/2026 (d)(e)	4.49	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.135%, 4.495% 11/14/2025 (d)(e)	4.49	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.5% 1/16/2026 (d)(e)	4.50	1,000,000	1,000,381
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.5% 4/9/2025 (d)(e)	4.50	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.5% 5/22/2025 (d)(e)	4.50	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.5% 6/17/2025 (d)(e)	4.50	1,000,000	1,000,396
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.5% 8/14/2025 (d)(e)	4.50	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.5% 8/18/2025 (d)(e)	4.50	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.5% 8/21/2026 (d)(e)	4.50	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.5% 8/25/2025 (d)(e)	4.50	3,000,000	3,000,102
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.5% 9/10/2026 (d)(e)	4.50	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.5% 9/4/2026 (d)(e)	4.50	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.505% 1/2/2026 (d)(e)	4.50	3,000,000	3,000,086
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.505% 10/10/2025 (d)(e)	4.51	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.505% 7/2/2025 (d)(e)	4.51	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.505% 7/24/2025 (d)(e)	4.51	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.505% 7/25/2025 (d)(e)	4.51	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.505% 8/4/2025 (d)(e)	4.51	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.505% 9/25/2026 (d)(e)	4.51	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.505% 9/26/2025 (d)(e)	4.51	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.15%, 4.51% 12/8/2025 (d)(e)	4.51	2,000,000	1,999,990
Federal Home Loan Bank U.S. SOFR Index + 0.15%, 4.51% 12/8/2025 (d)(e)	4.51	6,000,000	5,999,977
Federal Home Loan Bank U.S. SOFR Index + 0.15%, 4.51% 5/12/2025 (d)(e)	4.51	7,000,000	7,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.15%, 4.51% 5/16/2025 (d)(e)	4.51	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.15%, 4.51% 5/19/2025 (d)(e)	4.51	7,000,000	7,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.515% 11/14/2025 (d)(e)	4.51	2,000,000	2,000,102
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.515% 12/11/2025 (d)(e)	4.52	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.515% 12/8/2025 (d)(e)	4.51	3,000,000	3,000,089
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.515% 8/22/2025 (d)(e)	4.51	4,000,000	4,000,480
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.515% 8/22/2025 (d)(e)	4.51 to 4.52	7,000,000	7,000,066
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.515% 9/26/2025 (d)(e)	4.51	2,000,000	2,000,214
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.52% 10/14/2025 (d)(e)	4.52	9,000,000	9,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.52% 10/20/2025 (d)(e)	4.52	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.52% 7/14/2025 (d)(e)	4.52	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.52% 7/21/2025 (d)(e)	4.52	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.52% 7/24/2025 (d)(e)	4.52	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.52% 7/25/2025 (d)(e)	4.52	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.52% 7/25/2025 (d)(e)	4.52	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.19%, 4.55% 12/18/2026 (d)(e)	4.55	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.19%, 4.55% 12/22/2026 (d)(e)	4.55	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.355% 4/11/2025 (d)(e)	4.35	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.355% 4/15/2025 (d)(e)	4.35	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.355% 4/15/2025 (d)(e)	4.35	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.355% 4/23/2025 (d)(e)	4.35	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.355% 4/25/2025 (d)(e)	4.35	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.355% 4/30/2025 (d)(e)	4.35	3,000,000	3,000,000
Freddie Mac U.S. SOFR Index + 0.09%, 4.45% 1/26/2026 (d)(e)	4.45	11,000,000	11,000,000
Freddie Mac U.S. SOFR Index + 0.1%, 4.46% 2/9/2026 (d)(e)	4.46	1,000,000	1,000,080
Freddie Mac U.S. SOFR Index + 0.11%, 4.47% 3/5/2026 (d)(e)	4.47	5,000,000	5,000,000
Freddie Mac U.S. SOFR Index + 0.11%, 4.47% 5/7/2026 (d)(e)	4.47	2,000,000	2,000,000
Freddie Mac U.S. SOFR Index + 0.115%, 4.475% 4/2/2026 (d)(e)	4.47 to 4.48	8,000,000	8,000,184
Freddie Mac U.S. SOFR Index + 0.14%, 4.5% 10/16/2026 (d)(e)	4.50	7,000,000	7,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 4.5% 10/29/2026 (d)(e)	4.50	4,000,000	4,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 4.5% 9/23/2026 (d)(e)	4.50	9,000,000	9,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 4.5% 9/4/2026 (d)(e)	4.50	3,000,000	3,000,000
TOTAL U.S. GOVERNMENT AGENCY - DEBT (Cost $857,184,863)			857,184,863

U.S. Treasury Obligations - 19.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 3/11/2025	4.48	22,000,000	21,973,050
US Treasury Bills 0% 3/13/2025	4.28 to 4.69	46,000,000	45,933,841
US Treasury Bills 0% 3/18/2025	4.27 to 4.48	8,000,000	7,983,748
US Treasury Bills 0% 3/20/2025	4.36 to 4.51	14,600,000	14,566,316
US Treasury Bills 0% 3/25/2025	4.28 to 4.46	9,000,000	8,973,755
US Treasury Bills 0% 3/27/2025	4.28 to 4.44	30,000,000	29,907,416
US Treasury Bills 0% 3/4/2025	4.53	2,000,000	1,999,256
US Treasury Bills 0% 3/6/2025	4.27 to 4.69	27,000,000	26,984,015
US Treasury Bills 0% 4/10/2025	4.37 to 4.40	9,000,000	8,957,037
US Treasury Bills 0% 4/15/2025	4.27	13,200,000	13,130,040
US Treasury Bills 0% 4/17/2025	4.27 to 4.40	16,800,000	16,707,227
US Treasury Bills 0% 4/24/2025	4.46	5,000,000	4,967,300
US Treasury Bills 0% 4/29/2025	4.29	23,000,000	22,840,553
US Treasury Bills 0% 4/3/2025	4.29 to 4.39	34,000,000	33,867,062
US Treasury Bills 0% 4/8/2025	4.28	1,000,000	995,509
US Treasury Bills 0% 5/13/2025	4.25 to 4.30	12,500,000	12,393,485
US Treasury Bills 0% 5/15/2025	4.28	4,000,000	3,964,750
US Treasury Bills 0% 5/20/2025	4.30	2,000,000	1,981,169
US Treasury Bills 0% 5/29/2025	4.30 to 4.44	12,000,000	11,871,472
US Treasury Bills 0% 5/6/2025	4.25 to 4.26	20,200,000	20,044,643
US Treasury Bills 0% 5/8/2025	4.30	1,000,000	991,959
US Treasury Bills 0% 6/10/2025	4.28	1,000,000	988,146
US Treasury Bills 0% 6/12/2025	4.29	6,300,000	6,224,295
US Treasury Bills 0% 6/17/2025	4.29	2,500,000	2,468,275
US Treasury Bills 0% 6/26/2025	4.41	1,000,000	985,958
US Treasury Notes 0.25% 5/31/2025	4.44	2,000,000	1,979,577
US Treasury Notes 0.25% 6/30/2025	4.33	6,000,000	5,920,682
US Treasury Notes 0.25% 9/30/2025	4.24 to 4.30	9,000,000	8,794,261
US Treasury Notes 0.375% 1/31/2026	4.21 to 4.28	2,000,000	1,930,943
US Treasury Notes 0.375% 11/30/2025	4.44	2,000,000	1,941,016
US Treasury Notes 0.375% 12/31/2025	4.26 to 4.28	7,000,000	6,779,806
US Treasury Notes 0.375% 4/30/2025	4.46 to 5.22	6,000,000	5,957,186
US Treasury Notes 0.5% 3/31/2025	4.50	2,000,000	1,993,541
US Treasury Notes 2% 8/15/2025	4.21 to 4.22	9,000,000	8,911,123
US Treasury Notes 2.125% 5/15/2025	4.42	1,000,000	995,369
US Treasury Notes 2.75% 5/15/2025	4.43 to 5.25	11,000,000	10,950,481
US Treasury Notes 2.875% 4/30/2025	4.37 to 5.22	4,000,000	3,986,432
US Treasury Notes 3.125% 8/15/2025	4.20	4,000,000	3,980,764
US Treasury Notes 3.875% 3/31/2025	4.48 to 5.05	10,000,000	9,994,137
US Treasury Notes 3.875% 4/30/2025	4.42 to 5.26	11,000,000	10,981,205
US Treasury Notes 4.25% 1/31/2026	4.28	3,000,000	2,999,096
US Treasury Notes 4.25% 12/31/2025	4.26 to 4.31	7,000,000	6,997,569
US Treasury Notes 4.625% 6/30/2025	4.37	2,000,000	2,001,664
US Treasury Notes 5% 9/30/2025	4.30	2,000,000	2,007,902
TOTAL U.S. TREASURY OBLIGATIONS (Cost $420,803,031)			420,803,031

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $2,203,448,894)	2,203,448,894
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(20,350,529)
NET ASSETS - 100.0%	2,183,098,365

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and / or subject to caps or floors. Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. The maturity amount is based on the rate at period end.

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
ABN AMRO Bank NV	4.37	2/28/2025	3/3/2025	3,000,000	3,001,093	Agency Mortgage-Backed Securities	4.50 - 5.50	8/1/2052 - 10/20/2054	3,060,856
						U.S. Treasuries (including strips)	0.38 - 3.13	11/30/2025 - 5/15/2047	273
									3,061,129
BMO Capital Markets Corp	4.32	1/27/2025	3/7/2025	2,000,000	2,009,360	U.S. Treasuries (including strips)	1.25 - 4.75	2/15/2026 - 11/15/2053	103,166
						Agency Collateralized Mortgage Obligation	6.50	2/20/2065	1,964,628
									2,067,794
BMO Chicago Branch	4.34	2/14/2025	3/24/2025	2,000,000	2,009,162	Agency Mortgage-Backed Securities	6.00	1/20/2065	2,044,181
BMO Chicago Branch	4.36	2/28/2025	3/7/2025	3,000,000	3,002,543	Agency Mortgage-Backed Securities	6.00 - 7.00	1/20/2065 - 2/20/2065	3,061,113
BMO Chicago Branch	4.32	1/27/2025	3/7/2025	1,000,000	1,004,680	U.S. Treasuries (including strips)	0.00	7/17/2025	1,024,350
BMO Chicago Branch	4.31	1/17/2025	3/5/2025	1,000,000	1,005,620	Agency Mortgage-Backed Securities	6.00	1/20/2065	1,025,490
BNP Paribas, SA	4.32	2/12/2025	3/10/2025	11,000,000	11,034,320	U.S. Treasuries (including strips)	2.25 - 5.00	3/31/2028 - 8/15/2049	11,245,608
BNP Paribas, SA	4.34	2/28/2025	3/7/2025	9,000,000	9,007,595	U.S. Treasuries (including strips)	0.38 - 5.50	1/31/2026 - 8/15/2054	9,242,799
BNP Paribas, SA	4.32	2/14/2025	3/7/2025	9,000,000	9,022,680	U.S. Treasuries (including strips)	0.00 - 4.63	10/31/2025 - 5/15/2053	9,198,731
BNP Paribas, SA	4.33	2/27/2025	3/6/2025	9,000,000	9,007,578	U.S. Treasuries (including strips)	0.00 - 3.75	5/20/2025 - 8/15/2045	9,184,437
BNP Paribas, SA	4.32	2/13/2025	3/6/2025	9,000,000	9,022,680	U.S. Treasuries (including strips)	2.63 - 3.88	5/15/2028 - 8/15/2034	9,199,903
BNP Paribas, SA	4.33	2/11/2025	3/4/2025	9,000,000	9,022,733	U.S. Treasuries (including strips)	0.38 - 4.13	8/31/2026 - 8/15/2045	9,202,156
BNP Paribas, SA	4.32	2/24/2025	3/3/2025	4,000,000	4,003,360	U.S. Treasuries (including strips)	2.88 - 4.63	10/31/2026 - 8/15/2045	4,083,496
Barclays Bank PLC	4.39(f)	1/10/2025	3/10/2025	2,000,000	2,014,390	U.S. Treasuries (including strips)	0.00 - 4.75	3/20/2025 - 2/15/2037	2,052,825
Barclays Bank PLC	4.35	2/25/2025	3/4/2025	1,000,000	1,000,846	Agency Mortgage-Backed Securities	3.50 - 6.00	3/20/2036 - 4/15/2058	1,020,751
Barclays Bank PLC	4.38	2/28/2025	3/3/2025	5,000,000	5,001,825	Agency Mortgage-Backed Securities	3.00 - 5.50	3/20/2047 - 10/20/2054	3,226,092
						Agency Collateralized Mortgage Obligation	3.50 - 12.59	9/25/2035 - 8/1/2054	1,885,756
									5,111,848
Barclays Bank PLC	4.35	2/24/2025	3/3/2025	1,000,000	1,000,846	Agency Collateralized Mortgage Obligation	3.00 - 5.84	8/20/2047 - 1/15/2060	1,030,849
BofA Securities, Inc.	4.45(f)	2/28/2025	5/28/2025	7,000,000	7,077,010	Agency Mortgage-Backed Securities	3.00 - 5.50	7/1/2030 - 2/1/2055	7,142,630
BofA Securities, Inc.	4.46(f)	2/3/2025	5/5/2025	2,000,000	2,022,548	Agency Mortgage-Backed Securities	2.50 - 6.50	4/1/2031 - 11/20/2054	2,047,002
BofA Securities, Inc.	4.46(f)	12/24/2024	4/7/2025	1,000,000	1,012,885	Agency Mortgage-Backed Securities	5.50	1/20/2055	1,028,633
BofA Securities, Inc.	4.35	1/27/2025	4/1/2025	1,000,000	1,007,733	Agency Mortgage-Backed Securities	3.50 - 4.50	11/1/2028 - 8/1/2048	1,024,314
BofA Securities, Inc.	4.35	1/28/2025	4/1/2025	1,000,000	1,007,612	Agency Mortgage-Backed Securities	2.50 - 6.50	4/20/2025 - 1/20/2055	1,024,191
BofA Securities, Inc.	4.35	1/29/2025	4/1/2025	3,000,000	3,022,475	Agency Mortgage-Backed Securities	3.50 - 6.50	10/1/2043 - 8/1/2054	3,072,202
BofA Securities, Inc.	4.35	1/30/2025	4/1/2025	5,000,000	5,036,854	Agency Mortgage-Backed Securities	3.50 - 4.50	12/1/2029 - 8/1/2044	871,628
						Agency Debentures and Agency Strips	2.60	10/17/2034	4,248,092
									5,119,720
BofA Securities, Inc.	4.30	1/23/2025	3/21/2025	1,000,000	1,006,808	U.S. Treasuries (including strips)	1.88 - 3.88	8/15/2034 - 2/15/2041	1,024,774
BofA Securities, Inc.	4.46(f)	12/6/2024	3/6/2025	3,000,000	3,033,450	Agency Mortgage-Backed Securities	3.50 - 6.00	10/1/2026 - 2/1/2055	3,092,955
BofA Securities, Inc.	4.46(f)	12/4/2024	3/4/2025	1,000,000	1,011,150	Agency Mortgage-Backed Securities	3.00 - 6.00	2/1/2052 - 2/1/2055	1,031,251
BofA Securities, Inc.	4.30	1/17/2025	3/3/2025	1,000,000	1,005,375	U.S. Treasuries (including strips)	1.13 - 4.75	8/15/2040 - 2/15/2041	1,025,507
Canadian Imperial Bank of Commerce	4.32	2/20/2025	3/21/2025	1,000,000	1,003,480	Agency Mortgage-Backed Securities	1.50 - 6.50	9/1/2030 - 4/1/2054	1,021,146
						U.S. Treasuries (including strips)	0.00 - 4.38	6/10/2025 - 1/31/2032	201
									1,021,347
Canadian Imperial Bank of Commerce	4.37	1/30/2025	3/20/2025	1,000,000	1,005,948	Agency Mortgage-Backed Securities	1.34 - 7.50	2/1/2028 - 7/20/2054	1,017,199
						Agency Debentures and Agency Strips	0.70 - 5.50	8/25/2049 - 12/25/2054	7,060
									1,024,259
Canadian Imperial Bank of Commerce	4.32	1/30/2025	3/20/2025	3,000,000	3,017,640	Agency Mortgage-Backed Securities	1.33 - 7.50	4/1/2028 - 8/20/2064	2,863,522
						U.S. Treasuries (including strips)	0.00 - 5.00	5/22/2025 - 2/15/2054	208,259
									3,071,781
Canadian Imperial Bank of Commerce	4.33	2/13/2025	3/13/2025	1,000,000	1,003,368	Agency Mortgage-Backed Securities	1.50 - 8.00	12/20/2041 - 8/20/2064	1,001,564
						U.S. Treasuries (including strips)	0.00	11/15/2026	20,847
									1,022,411
Canadian Imperial Bank of Commerce	4.32	2/6/2025	3/13/2025	1,000,000	1,004,200	U.S. Treasuries (including strips)	0.63 - 3.88	4/30/2026 - 11/15/2031	1,023,134
Canadian Imperial Bank of Commerce	4.32	2/10/2025	3/10/2025	3,000,000	3,010,080	U.S. Treasuries (including strips)	0.38 - 4.00	8/15/2025 - 11/15/2030	3,067,719
Canadian Imperial Bank of Commerce	4.32	2/7/2025	3/7/2025	4,000,000	4,013,440	U.S. Treasuries (including strips)	0.63 - 5.00	8/15/2025 - 2/15/2041	4,091,823
Citibank NA	4.35	2/27/2025	3/6/2025	3,000,000	3,002,538	Agency Mortgage-Backed Securities	2.00 - 7.50	2/1/2029 - 12/20/2063	3,061,479
Citigroup Global Capital Markets, Inc.	4.46(f)	2/28/2025	5/1/2025	5,000,000	5,038,405	Agency Mortgage-Backed Securities	4.50 - 6.00	11/1/2054	5,100,903
						U.S. Treasuries (including strips)	1.88	2/28/2029	1,013
									5,101,916
Citigroup Global Capital Markets, Inc.	4.47(f)	2/20/2025	4/23/2025	5,000,000	5,038,491	Agency Mortgage-Backed Securities	5.50 - 6.00	10/1/2054	5,100,904
						U.S. Treasuries (including strips)	1.88	2/28/2029	6,076
									5,106,980
Citigroup Global Capital Markets, Inc.	4.47(f)	2/12/2025	4/15/2025	9,000,000	9,069,285	Agency Mortgage-Backed Securities	5.00 - 5.50	11/1/2054	9,180,919
						U.S. Treasuries (including strips)	1.88	2/28/2029	20,528
									9,201,447
Citigroup Global Capital Markets, Inc.	4.45(f)	2/12/2025	4/15/2025	5,000,000	5,038,320	U.S. Treasuries (including strips)	0.00 - 4.13	8/21/2025 - 2/29/2032	5,114,475
Citigroup Global Capital Markets, Inc.	4.35	2/27/2025	3/6/2025	4,000,000	4,003,383	Agency Mortgage-Backed Securities	4.50 - 6.50	12/1/2038	4,080,354
						U.S. Treasuries (including strips)	1.88	2/28/2029	1,657
									4,082,011
Fixed Income Clearing Corp - BNP	4.36	2/28/2025	3/3/2025	10,683,000	10,686,881	U.S. Treasuries (including strips)	1.38 - 5.00	5/15/2037 - 8/15/2050	10,900,625
Fixed Income Clearing Corp - BNYM	4.36	2/28/2025	3/3/2025	86,000,000	86,031,247	U.S. Treasuries (including strips)	4.38	8/31/2028	87,720,054
Fixed Income Clearing Corp - BONY	4.37	2/28/2025	3/3/2025	12,000,000	12,004,370	Agency Mortgage-Backed Securities	1.50 - 7.00	9/1/2034 - 6/1/2063	12,240,001
Fixed Income Clearing Corp - CIBC	4.36	2/28/2025	3/3/2025	15,000,000	15,005,450	U.S. Treasuries (including strips)	2.00	11/15/2041	15,575,749
Fixed Income Clearing Corp - Credit Agricole	4.37	2/28/2025	3/3/2025	40,000,000	40,014,567	U.S. Treasuries (including strips)	3.75	6/30/2030	40,796,998
Fixed Income Clearing Corp - Credit Agricole	4.37	2/28/2025	3/3/2025	11,000,000	11,004,006	U.S. Treasuries (including strips)	4.88	10/31/2030	11,212,719
Fixed Income Clearing Corp - Goldman	4.37	2/28/2025	3/3/2025	15,000,000	15,005,462	Agency Mortgage-Backed Securities	6.50	9/1/2054	15,305,572
Fixed Income Clearing Corp - Goldman	4.36	2/28/2025	3/3/2025	48,000,000	48,017,440	U.S. Treasuries (including strips)	3.75 - 3.88	8/31/2026 - 8/15/2034	48,977,834
Fixed Income Clearing Corp - ING	4.39	2/28/2025	3/3/2025	2,000,000	2,000,732	U.S. Treasuries (including strips)	4.63	4/30/2031	2,042,171
Fixed Income Clearing Corp - ING	4.37	2/28/2025	3/3/2025	9,000,000	9,003,278	U.S. Treasuries (including strips)	1.63	5/15/2026	9,184,744
Fixed Income Clearing Corp - ING	4.37	2/28/2025	3/3/2025	21,000,000	21,007,648	U.S. Treasuries (including strips)	3.75	6/30/2030	21,419,412
Fixed Income Clearing Corp - Mizuho	4.37	2/28/2025	3/3/2025	10,000,000	10,003,642	Agency Mortgage-Backed Securities	4.00 - 6.50	12/1/2051 - 6/1/2063	10,203,715
Fixed Income Clearing Corp - Morgan Stanley	4.36	2/28/2025	3/3/2025	40,000,000	40,014,533	Agency Mortgage-Backed Securities	7.00	5/1/2054 - 2/1/2055	40,814,824
Fixed Income Clearing Corp - Natixis	4.37	2/28/2025	3/3/2025	9,000,000	9,003,278	U.S. Treasuries (including strips)	4.00	1/31/2029	9,177,782
Fixed Income Clearing Corp - Nomura	4.37	2/28/2025	3/3/2025	9,000,000	9,003,278	U.S. Treasuries (including strips)	0.50 - 5.00	10/31/2025 - 5/31/2027	9,183,348
Fixed Income Clearing Corp - State Street Bank	4.37	2/28/2025	3/3/2025	10,000,000	10,003,642	Agency Mortgage-Backed Securities	2.00 - 6.50	7/1/2049 - 5/1/2054	4,592,404
						U.S. Treasuries (including strips)	2.88	5/15/2032	5,915,620
									10,508,024
Fixed Income Clearing Corp - State Street Bank	4.36	2/28/2025	3/3/2025	60,000,000	60,021,800	U.S. Treasuries (including strips)	0.50	6/30/2027	61,200,019
Goldman Sachs & Co LLC	4.41(f)	1/24/2025	3/28/2025	6,000,000	6,046,305	Agency Mortgage-Backed Securities	5.00	1/20/2055	6,148,200
Goldman Sachs & Co LLC	4.41(f)	1/24/2025	3/25/2025	4,000,000	4,029,400	Agency Mortgage-Backed Securities	2.00 - 6.50	1/1/2036 - 5/1/2054	4,098,800
Goldman Sachs & Co LLC	4.34	2/26/2025	3/5/2025	9,000,000	9,007,595	Agency Mortgage-Backed Securities	5.50	10/20/2054	9,185,534
HSBC Securities, Inc. (U.S.A.)	4.35	2/25/2025	3/4/2025	3,000,000	3,002,538	U.S. Treasuries (including strips)	0.00 - 6.88	3/11/2025 - 8/15/2050	3,062,219
ING Financial Markets LLC	4.37	1/30/2025	3/20/2025	7,000,000	7,041,636	Agency Mortgage-Backed Securities	2.00	7/1/2051	7,167,735
ING Financial Markets LLC	4.34	2/26/2025	3/5/2025	1,000,000	1,000,844	U.S. Treasuries (including strips)	3.75	5/31/2030	1,020,656
JP Morgan Securities, LLC	4.40(f)	2/21/2025	3/24/2025	49,000,000	49,185,656	U.S. Treasuries (including strips)	0.00 - 4.63	3/15/2025 - 2/15/2044	50,040,416
Lloyds Bank Corp Mrkts	4.38	1/23/2025	3/24/2025	1,000,000	1,007,292	U.S. Treasuries (including strips)	1.50 - 3.50	4/30/2028 - 11/30/2028	1,034,761
Lloyds Bank Corp Mrkts	4.35	2/26/2025	3/4/2025	3,000,000	3,002,175	U.S. Treasuries (including strips)	3.75	4/15/2026	3,062,257
Lloyds Bank PLC	4.40	2/20/2025	5/28/2025	1,000,000	1,011,855	U.S. Treasuries (including strips)	0.50	8/31/2027	1,023,643
Lloyds Bank PLC	4.40	2/19/2025	5/23/2025	1,000,000	1,011,366	U.S. Treasuries (including strips)	2.25 - 2.88	2/15/2027 - 5/15/2028	1,030,422
Lloyds Bank PLC	4.40	2/25/2025	5/20/2025	1,000,000	1,010,266	U.S. Treasuries (including strips)	1.88	2/15/2032	1,029,366
Lloyds Bank PLC	4.38	2/7/2025	5/7/2025	1,000,000	1,010,829	U.S. Treasuries (including strips)	0.88 - 2.25	2/15/2027 - 11/15/2030	1,043,095
Lloyds Bank PLC	4.37	1/31/2025	4/30/2025	1,000,000	1,010,804	U.S. Treasuries (including strips)	2.25 - 3.50	2/15/2027 - 2/15/2033	1,042,933
MUFG Securities (Canada), Ltd.	4.37	1/30/2025	4/23/2025	2,000,000	2,020,151	Agency Mortgage-Backed Securities	2.50 - 7.00	12/1/2027 - 9/1/2054	1,360,960
						U.S. Treasuries (including strips)	0.00 - 4.50	5/29/2025 - 11/15/2054	686,970
									2,047,930
MUFG Securities (Canada), Ltd.	4.35	1/30/2025	4/23/2025	2,000,000	2,020,059	U.S. Treasuries (including strips)	0.00 - 4.50	5/29/2025 - 11/15/2054	2,047,910
MUFG Securities (Canada), Ltd.	4.32	1/30/2025	3/20/2025	1,000,000	1,005,880	U.S. Treasuries (including strips)	0.00 - 6.13	5/29/2025 - 11/15/2054	1,024,007
MUFG Securities EMEA PLC	4.33	2/10/2025	3/7/2025	5,000,000	5,015,035	U.S. Treasuries (including strips)	2.75	7/31/2027 - 5/31/2029	5,112,475
MUFG Securities EMEA PLC	4.37	2/28/2025	3/3/2025	1,000,000	1,000,364	U.S. Treasuries (including strips)	4.00	2/28/2030	1,020,857
MUFG Securities EMEA PLC	4.33	1/30/2025	3/3/2025	5,000,000	5,019,244	U.S. Treasuries (including strips)	2.75 - 4.00	7/31/2027 - 11/15/2042	5,133,006
Mitsubishi UFJ Securities (U.S.A.), Inc.	4.37	1/30/2025	4/23/2025	7,000,000	7,070,527	Agency Mortgage-Backed Securities	2.00 - 7.50	3/25/2025 - 11/1/2054	7,167,735
Mitsubishi UFJ Securities (U.S.A.), Inc.	4.35	1/30/2025	4/23/2025	2,000,000	2,020,059	U.S. Treasuries (including strips)	0.75 - 4.25	8/31/2026 - 8/15/2054	2,048,016
Mizuho Securities U.S.A., Inc.	4.34	2/26/2025	3/5/2025	1,000,000	1,000,844	U.S. Treasuries (including strips)	2.63	7/31/2029	1,020,621
NatWest Market Securities Inc	4.35	2/28/2025	3/7/2025	3,000,000	3,002,538	U.S. Treasuries (including strips)	4.63	2/15/2035	3,061,132
Norinchukin Bank	4.33	2/25/2025	3/4/2025	3,000,000	3,002,526	U.S. Treasuries (including strips)	4.63	5/31/2031	3,061,200
PNC Bank NA	4.37	2/28/2025	3/3/2025	1,000,000	1,000,364	Agency Mortgage-Backed Securities	2.00	3/1/2036	1,020,372
RBC Dominion Securities	4.32	1/30/2025	3/20/2025	7,000,000	7,041,160	U.S. Treasuries (including strips)	0.50 - 4.00	2/28/2026 - 8/15/2033	7,167,498
RBC Financial Group	4.32	1/30/2025	3/20/2025	15,000,000	15,088,200	Agency Mortgage-Backed Securities	2.00 - 6.50	9/25/2028 - 2/1/2055	2,407,673
						U.S. Treasuries (including strips)	4.88	4/30/2026	4,352,966
						Agency Debentures and Agency Strips	2.00 - 5.80	8/1/2042 - 12/25/2054	8,647,600
									15,408,239
RBC Financial Group	4.32	2/3/2025	3/20/2025	4,000,000	4,021,600	Agency Mortgage-Backed Securities	1.00 - 5.07	9/25/2028 - 12/1/2054	32,350
						U.S. Treasuries (including strips)	0.13 - 4.88	10/15/2025 - 2/15/2054	4,052,701
						Agency Debentures and Agency Strips	3.50 - 7.00	12/1/2047 - 2/1/2055	8,880
									4,093,931
SMBC Nikko Securities America, Inc.	4.37	2/28/2025	3/3/2025	13,000,000	13,004,734	U.S. Treasuries (including strips)	3.38 - 4.50	8/31/2029 - 5/15/2044	13,264,855
SMBC Nikko Securities America, Inc.	4.37	2/28/2025	3/3/2025	2,000,000	2,000,728	Agency Mortgage-Backed Securities	5.00 - 5.50	9/1/2052 - 11/1/2054	2,038,441
						U.S. Treasuries (including strips)	4.13	11/30/2029	2,331
									2,040,772
Societe Generale	4.34	2/26/2025	3/5/2025	2,000,000	2,001,688	Agency Mortgage-Backed Securities	5.00	5/20/2053	2,041,230
Societe Generale	4.33	2/25/2025	3/4/2025	6,000,000	6,005,052	U.S. Treasuries (including strips)	3.63	2/15/2053	6,184,513
TD Securities (U.S.A.)	4.38	2/28/2025	3/3/2025	4,000,000	4,001,460	Agency Mortgage-Backed Securities	6.00	2/1/2054	4,081,490
TD Securities (U.S.A.)	4.37	2/28/2025	3/3/2025	2,000,000	2,000,728	U.S. Treasuries (including strips)	2.75	8/31/2025	2,040,757
Wells Fargo Securities, LLC	4.38	2/18/2025	5/19/2025	5,000,000	5,054,750	Agency Mortgage-Backed Securities	7.00	12/1/2053	5,108,067
Wells Fargo Securities, LLC	4.37	2/6/2025	5/8/2025	5,000,000	5,055,232	Agency Mortgage-Backed Securities	3.50	2/1/2047	5,115,477
Wells Fargo Securities, LLC	4.37	2/7/2025	5/8/2025	8,000,000	8,087,400	Agency Mortgage-Backed Securities	5.50	12/1/2052	8,183,773
Wells Fargo Securities, LLC	4.36	1/24/2025	3/20/2025	2,000,000	2,013,322	Agency Mortgage-Backed Securities	5.00 - 7.00	12/1/2052 - 12/1/2053	2,049,389
Wells Fargo Securities, LLC	4.35	1/21/2025	3/20/2025	6,000,000	6,042,050	Agency Mortgage-Backed Securities	2.50 - 4.50	2/1/2035 - 5/1/2052	6,150,320
Wells Fargo Securities, LLC	4.35	1/15/2025	3/14/2025	2,000,000	2,014,017	Agency Mortgage-Backed Securities	5.00	1/1/2054	2,051,586
Wells Fargo Securities, LLC	4.49	12/6/2024	3/5/2025	3,000,000	3,033,301	Agency Mortgage-Backed Securities	5.00	11/1/2054	3,093,204
Total Repurchase Agreements				$ 766,683,000	768,516,617				783,775,411

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$113,778,000 due 03/03/2025 at 4.37%
Bank of America NA	6,855,000
Bny Mellon Capital Market LLC	4,748,000
BofA Securities Inc	4,494,000
Citigroup Global Capital Markets Inc.	2,856,000
Credit Agricole Corporate & Investment Bank SA	571,000
HSBC Securities Inc. (U.S.A.)	1,999,000
ING Financial Markets LLC	381,000
JP Morgan Securities LLC	17,137,000
MUFG Securities (Canada) Ltd.	7,141,000
Nomura Securities International Inc	8,569,000
Rbc Dominion Securities Inc	15,233,000
Sumitomo Mitsui Banking Corp	38,463,000
Wells Fargo Bank NA	3,808,000
Wells Fargo Securities LLC	1,523,000
113,778,000
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $925,461,000) - See accompanying schedule Unaffiliated issuers (cost $2,203,448,894):		$2,203,448,894
Cash		24,000,065
Receivable for investments sold		997,160
Receivable for fund shares sold		30,373,813
Interest receivable		5,677,091
Total assets		2,264,497,023
Liabilities
Payable for investments purchased	$69,996,315
Payable for fund shares redeemed	11,392,229
Distributions payable	294
Other payables and accrued expenses	9,820
Total liabilities		81,398,658
Net Assets		$2,183,098,365
Net Assets consist of:
Paid in capital		$2,183,056,811
Total accumulated earnings (loss)		41,554
Net Assets		$2,183,098,365
Net Asset Value, offering price and redemption price per share ($2,183,098,365 ÷ 2,183,066,038 shares)		$1.00
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Interest		$52,346,547
Expenses
Custodian fees and expenses	$31,804
Independent trustees' fees and expenses	3,012
Total expenses		34,816
Net Investment income (loss)		52,311,731
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	11,001
Total net realized gain (loss)		11,001
Net increase in net assets resulting from operations		$52,322,732
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$52,311,731	$189,128,605
Net realized gain (loss)	11,001	14,800
Net increase in net assets resulting from operations	52,322,732	189,143,405
Distributions to shareholders	(52,309,140)	(189,129,793)

Share transactions
Proceeds from sales of shares	415,916,979	1,521,804,482
Reinvestment of distributions	52,296,766	188,894,204
Cost of shares redeemed	(652,386,069)	(4,394,105,969)

Net increase (decrease) in net assets and shares resulting from share transactions	(184,172,324)	(2,683,407,283)
Total increase (decrease) in net assets	(184,158,732)	(2,683,393,671)

Net Assets
Beginning of period	2,367,257,097	5,050,650,768
End of period	$2,183,098,365	$2,367,257,097

Other Information
Shares
Sold	415,916,979	1,521,804,482
Issued in reinvestment of distributions	52,296,766	188,894,204
Redeemed	(652,386,069)	(4,394,105,969)
Net increase (decrease)	(184,172,324)	(2,683,407,283)

Financial Highlights
Fidelity® Series Government Money Market Fund

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.024	.055	.046	.003	.001	.010
Net realized and unrealized gain (loss)	- B	(.001) C	(.002)	.002	- B	.001
Total from investment operations	.024	.054	.044	.005	.001	.011
Distributions from net investment income	(.024)	(.054)	(.044)	(.005)	(.001)	(.011)
Total distributions	(.024)	(.054)	(.044)	(.005)	(.001)	(.011)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return D,E	2.38%	5.55%	4.54%	.53%	.10%	1.08%
Ratios to Average Net Assets A,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- % I	-%	-%	-%	-%	-%
Expenses net of all reductions H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	4.76% I	5.42%	4.59%	.31%	.10%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$2,183,098	$2,367,257	$5,050,651	$2,372,767	$9,692,737	$9,500,272

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2025

1. Organization.
Fidelity Series Government Money Market Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.  Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax cost	$2,203,448,894

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$-
Long-term	(65,281)
Total capital loss carryforward	$(65,281)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

New Rule Issuance. In July 2023, the Securities and Exchange Commission issued a Final Rule relative to Money Market Reform. Among other things, the Final Rule includes amendments for: (1) Removal of redemption gates except for liquidations; (2) Required liquidity fees for institutional prime and institutional tax-exempt money market funds; (3) Discretionary liquidity fees for non-government money market funds; (4) Higher liquidity requirements; and (5) Changes to reporting requirements for Form N-MFP and Form N-CR. The Final Rule imposes different implementation dates for the amendments through October 2, 2024. The amendments have been implemented to date, and management has concluded that there are no material impacts to the Fund's financial statements and related disclosures.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
4. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
5. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Government Money Market Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, collective investment trusts, and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies, collective investment trusts, and 529 plans.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds, collective investment trusts, and 529 plans that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through December 31, 2026.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9878696.108
GVM-SANN-0425
Fidelity® Intermediate Bond Fund

Semi-Annual Report
February 28, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Intermediate Bond Fund
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 12.0%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.5%
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 5.4532% 1/20/2037 (b)(c)(d)	7,202,000	7,218,205
Neuberger Berman Ln Advisers Nbla Clo 50 Ltd / Neuberger Berman Ln Series 2024-50A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5403% 7/23/2036 (b)(c)(d)	8,500,000	8,535,811
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 5.4832% 1/20/2037 (b)(c)(d)	5,321,000	5,349,967
TOTAL BAILIWICK OF JERSEY		21,103,983
GRAND CAYMAN (UK OVERSEAS TER) - 2.8%
Aimco Clo Ser 2018-A / Aimco Clo Ser 2018-A LLC Series 2024-AA Class XR, CME Term SOFR 3 month Index + 1%, 5.5152% 10/17/2037 (b)(c)(d)	1,700,000	1,700,355
Ares Lii Clo Ltd Series 2025-52A Class A1RR, CME Term SOFR 3 month Index + 0.88%, 5.1814% 4/22/2031 (b)(c)(d)	6,986,000	6,987,174
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.572% 10/15/2032 (b)(c)(d)	3,204,810	3,207,098
Ares XXXIV CLO Ltd Series 2024-2A Class AR3, CME Term SOFR 3 month Index + 1.32%, 5.6229% 4/17/2033 (b)(c)(d)	15,541,000	15,562,743
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 5.3632% 7/18/2034 (b)(c)(d)	8,750,000	8,758,435
Dryden 104 Clo Ltd / Dryden 104 Clo LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 5.6119% 8/20/2034 (b)(c)(d)	5,695,000	5,711,555
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 5.402% 7/15/2035 (b)(c)(d)	8,184,000	8,210,598
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.7019% 5/20/2036 (b)(c)(d)	5,033,000	5,046,463
Flatiron Clo 28 Ltd / Flatiron Clo 28 LLC Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.622% 7/15/2036 (b)(c)(d)	10,126,000	10,161,107
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (b)	373,297	359,298
Madison Park Funding Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.2316%, 5.5317% 7/27/2031 (b)(c)(d)	2,967,426	2,972,349
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.382% 7/15/2034 (b)(c)(d)	8,203,000	8,206,232
Magnetite Xxii Ltd / Magnetite Xxii LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.552% 7/15/2036 (b)(c)(d)	8,952,000	8,990,977
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.45% 1/15/2033 (b)(c)(d)	1,585,000	1,587,622
Palmer Square Loan Funding Ltd Series 2024-3A Class A1, CME Term SOFR 3 month Index + 1.08%, 5.3774% 8/8/2032 (b)(c)(d)	4,872,569	4,883,591
Rr 16 Ltd Series 2021-16A Class A1, CME Term SOFR 3 month Index + 1.3716%, 5.6736% 7/15/2036 (b)(c)(d)	4,777,000	4,781,452
TCI-Flatiron CLO Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.2216%, 5.5446% 11/18/2030 (b)(c)(d)	650,692	651,505
TCI-Symphony CLO Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.1916%, 5.4936% 7/15/2030 (b)(c)(d)	3,407,887	3,416,663
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (b)	1,327,051	1,260,951
Trapeza Cdo Xii Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 5.1177% 4/6/2042 (b)(c)(d)	1,143,000	855,109
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.5432% 4/20/2035 (b)(c)(d)	7,174,000	7,182,508
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		110,493,785
UNITED STATES - 8.7%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (b)	2,028,953	2,084,300
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (b)	1,798,390	1,847,448
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (b)	1,706,000	1,740,120
AASET Trust Series 2019-1 Class A, 3.844% 5/15/2039 (b)	41,563	40,318
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (b)	804,715	776,558
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (b)	1,830,708	1,732,614
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (b)	2,819,811	2,605,075
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (b)	2,352,000	2,383,987
American Express Credit Account Master Trust Series 2024-2 Class A, 5.24% 4/15/2031	10,741,000	11,102,292
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (b)	299,485	287,531
Ari Fleet Lease Trust 2024-B Series 2024-B Class A3, 5.26% 4/15/2033 (b)	861,000	876,941
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (b)	2,250,546	2,084,340
BMW Vehicle Owner Trust Series 2023-A Class A3, 5.47% 2/25/2028	975,000	982,040
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	1,250,000	1,269,904
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (b)	1,460,296	1,365,414
Castlelake Aircraft Securitization Trust Series 2021-1R Class A, 2.741% 8/15/2041 (b)	1,281,413	1,219,913
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (b)	2,111,434	2,043,252
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (b)	446,316	442,366
Chase Auto Owner Trust Series 2024-2A Class A4, 5.48% 11/26/2029 (b)	1,500,000	1,546,542
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	8,477,000	8,695,584
Chase Issuance Trust Series 2024-A2 Class A, 4.63% 1/15/2031	13,000,000	13,141,766
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/2030	10,727,000	10,596,925
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	2,028,000	2,050,256
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (b)	7,263,990	6,939,463
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	529,000	537,209
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	546,000	556,884
Dllmt 2024-1 LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	3,427,000	3,452,738
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (b)	7,226,720	7,103,428
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2I, 4.116% 7/25/2048 (b)	4,670,228	4,645,320
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	1,536,753	1,564,252
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (b)	5,914,000	5,985,451
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (b)	2,139,000	2,144,174
Enterprise Fleet Financing LLC Series 2025-1 Class A3, 4.82% 2/20/2029 (b)	5,650,000	5,699,883
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (b)	1,144,000	1,167,453
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class X, CME Term SOFR 3 month Index + 1%, 5.4419% 1/15/2038 (b)(c)(d)	2,437,000	2,437,397
Flatiron Rr Clo 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 5.2342% 10/15/2034 (b)(c)(d)	7,600,000	7,600,000
Ford Cr Floorplan Mast Own Tr Series 2018-4 Class A, 4.06% 11/15/2030	4,365,000	4,299,603
Ford Credit Auto Owner Trust Series 2023-1 Class A, 4.85% 8/15/2035 (b)	11,603,000	11,743,963
Ford Credit Auto Owner Trust Series 2023-2 Class A, 5.28% 2/15/2036 (b)	7,988,000	8,213,472
Ford Credit Auto Owner Trust Series 2024-1 Class A, 4.87% 8/15/2036 (b)	7,176,000	7,286,698
Ford Credit Auto Owner Trust Series 2024-A Class A4, 5.01% 9/15/2029	2,800,000	2,844,484
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (b)	8,539,000	8,688,925
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class B, 5.48% 4/15/2029 (b)	5,501,000	5,595,105
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (b)	3,944,000	4,009,470
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3, 5.45% 6/16/2028	1,115,000	1,124,909
GM Financial Revolving Receivables Trust Series 2023-1 Class A, 5.12% 4/11/2035 (b)	7,253,000	7,409,493
GM Financial Revolving Receivables Trust Series 2023-2 Class A, 5.77% 8/11/2036 (b)	11,424,000	11,953,002
GM Financial Revolving Receivables Trust Series 2024-1 Class A, 4.98% 12/11/2036 (b)	5,692,000	5,797,751
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	5,924,000	5,989,188
GMF Floorplan Owner Revolving Trust Series 2023-1 Class B, 5.73% 6/15/2028 (b)	4,517,000	4,566,653
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/2029 (b)	10,783,000	10,924,207
GMF Floorplan Owner Revolving Trust Series 2024-1A Class B, 5.33% 3/15/2029 (b)	5,100,000	5,157,268
GMF Floorplan Owner Revolving Trust Series 2024-2A Class A, 5.06% 3/15/2031 (b)	12,352,000	12,620,029
GMF Floorplan Owner Revolving Trust Series 2024-2A Class B, 5.35% 3/15/2031 (b)	1,275,000	1,293,865
Hyundai Auto Receivables Trust Series 2023-B Class A3, 5.48% 4/17/2028	1,125,000	1,134,882
Juniper Valley Park CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5432% 7/20/2036 (b)(c)(d)	10,000,000	10,027,430
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (b)	1,492,000	1,518,817
Mercedes-Benz Auto Lease Trust Series 2024-A Class A4, 5.32% 2/15/2030	6,065,000	6,176,048
MetLife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/2058 (b)	145,724	143,219
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3, CME Term SOFR 1 month Index + 5.3645%, 9.6838% 8/25/2034 (c)(d)	95,300	133,582
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (b)	3,127,000	3,159,469
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCH1 Class M4, CME Term SOFR 1 month Index + 1.3595%, 5.6788% 1/25/2036 (c)(d)	16,105	16,037
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (b)	547,861	557,202
PRPM LLC Series 2021-5 Class A1, 4.793% 6/25/2026 (b)(c)	2,369,976	2,357,870
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (b)	2,298,446	2,183,524
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (b)	703,000	685,259
SBA Tower Trust Series 2021, 1.631% 5/15/2051 (b)	9,464,000	8,955,110
SLAM Ltd. / SLAM LLC Series 2021-1A Class A, 2.434% 6/15/2046 (b)	1,615,597	1,492,431
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (b)	2,676,293	2,733,796
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (b)	2,835,893	2,930,871
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.2938% 9/25/2034 (c)(d)	69,372	71,501
Verizon Master Trust Series 2023-4 Class A1A, 5.16% 6/20/2029	6,694,000	6,762,807
Verizon Master Trust Series 2023-7 Class A1A, 5.67% 11/20/2029	10,000,000	10,210,359
Verizon Master Trust Series 2024-2 Class A, 4.83% 12/22/2031 (b)	7,262,000	7,360,119
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A3, 5.48% 12/20/2028	5,281,000	5,367,680
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A4, 5.57% 4/22/2030	4,900,000	5,033,631
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A3, 5.02% 6/20/2028	3,045,000	3,062,852
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	4,724,764	4,805,202
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1, 4.8% 9/19/2039 (b)	6,630,000	6,666,246
World Omni Automobile Lease Securitization Trust Series 2024-A Class A3, 5.26% 10/15/2027	4,080,000	4,129,740
TOTAL UNITED STATES		337,942,907
TOTAL ASSET-BACKED SECURITIES (Cost $464,988,839)		469,540,675

Collateralized Mortgage Obligations - 1.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.0%
Ajax Mortgage Loan Trust Series 2021-C Class A, 5.115% 1/25/2061 (b)	850,663	843,352
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/2066 (b)	3,015,320	2,666,755
Binom Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (b)	1,618,187	1,492,788
Bravo Residential Funding Trust Series 2020-RPL2 Class A1, 2% 5/25/2059 (b)	1,336,187	1,232,880
Bravo Residential Funding Trust Series 2022-RPL1 Class A1, 2.75% 9/25/2061 (b)	6,654,021	6,050,863
CFMT LLC Series 2022-HB8 Class A, 3.75% 4/25/2025 (b)	2,241,377	2,228,153
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(c)	1,090,545	1,068,309
CSMC Trust Series 2020-RPL4 Class A1, 2% 1/25/2060 (b)	409,888	364,052
CSMC Trust Series 2021-RPL9 Class A1, 3.6838% 2/25/2061 (b)(c)	5,214,699	5,219,089
Fannie Mae Guaranteed REMICS Series 2013-16 Class GP, 3% 3/25/2033	403,887	395,689
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	130,983	130,110
Gcat 2021-Nqm7 Tr Series 2021-NQM7 Class A1, 1.915% 8/25/2066 (b)	1,505,295	1,373,950
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 5.25% 7/25/2067 (b)(c)	3,545,565	3,526,926
New Residential Mortgage Loan Trust Series 2019-1A Class A1B, 3.5% 10/25/2059 (b)	544,052	504,366
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/2059 (b)	581,277	539,552
New York Mortgage Trust Series 2021-SP1 Class A1, 4.6696% 8/25/2061 (b)	1,239,584	1,212,861
Oceanview Mortgage Loan Trust Series 2020-1 Class A1A, 1.7329% 5/28/2050 (b)	61,633	57,648
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (b)	135,302	133,604
Preston Ridge Partners Mortgage Trust Series 2021-8 Class A1, 4.743% 9/25/2026 (b)(c)	2,768,969	2,745,152
PRET LLC Series 2022-RN1 Class A1, 6.721% 7/25/2051 (b)(e)	2,402,858	2,422,297
PRPM LLC Series 2021-RPL1 Class A1, 1.319% 7/25/2051 (b)	457,202	421,697
PRPM LLC Series 2021-RPL2 Class A1, 1.455% 10/25/2051 (b)(c)	663,339	609,762
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(c)	3,899,362	3,757,758
RMF Buyout Issuance Trust Series 2021-HB1 Class A, 1.2586% 11/25/2031 (b)	111,675	111,333
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.5914% 7/20/2034 (c)(d)	962	891
TOTAL UNITED STATES		39,109,837
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $40,781,120)		39,109,837

Commercial Mortgage Securities - 3.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.7%
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	1,164,000	1,095,615
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.462% 1/15/2039 (b)(c)(d)	1,455,709	1,451,615
BANK Series 2018-BN15 Class ASB, 4.285% 11/15/2061	1,664,403	1,650,221
BANK Series 2021-BN33 Class XA, 1.0458% 5/15/2064 (c)(f)	12,342,130	548,566
BANK Series 2021-BN36 Class ASB, 2.283% 9/15/2064	10,250,000	9,429,906
BANK Series 2022-BNK41 Class ASB, 3.7899% 4/15/2065 (c)	6,700,000	6,458,432
BBCMS Mortgage Trust Series 2019-C5 Class ASB, 2.99% 11/15/2052	3,210,383	3,117,327
BBCMS Mortgage Trust Series 2022-C14 Class ASB, 2.901% 2/15/2055	1,300,000	1,208,484
BCP Trust Series 2021-330N Class A, CME Term SOFR 1 month Index + 0.9135%, 5.2255% 6/15/2038 (b)(c)(d)	7,697,319	7,157,521
Benchmark Mortgage Trust Series 2018-B7 Class A2, 4.377% 5/15/2053	1,626,583	1,616,274
Benchmark Mortgage Trust Series 2019-B12 Class XA, 1.0657% 8/15/2052 (c)(f)	15,152,030	443,776
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.7554% 12/15/2062 (c)(f)	14,890,621	336,168
Benchmark Mortgage Trust Series 2020-B17 Class XA, 1.4018% 3/15/2053 (c)(f)	27,227,557	1,307,838
Benchmark Mortgage Trust Series 2020-B19 Class XA, 1.7563% 9/15/2053 (c)(f)	20,759,319	1,053,407
Benchmark Mortgage Trust Series 2021-B31 Class AAB, 2.615% 12/15/2054	8,000,000	7,332,314
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 5.4265% 9/15/2026 (b)(c)(d)	3,041,072	2,976,949
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.654% 3/15/2041 (b)(c)(d)	1,444,115	1,444,567
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.3583% 4/15/2034 (b)(c)(d)	664,552	660,399
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1156% 10/15/2036 (b)(c)(d)	5,672,488	5,643,226
BX Commercial Mortgage Trust Series 2021-VINO Class A, CME Term SOFR 1 month Index + 0.7668%, 5.0788% 5/15/2038 (b)(c)(d)	410,349	409,836
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.0733% 12/9/2040 (b)(c)(d)	1,587,392	1,590,864
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6047% 12/15/2039 (b)(c)(d)	988,000	987,691
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 5.2765% 11/15/2038 (b)(c)(d)	2,524,690	2,519,956
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 5.0624% 10/15/2026 (b)(c)(d)	2,227,652	2,216,514
BX Trust Series 2021-MFM1 Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1265% 1/15/2034 (b)(c)(d)	382,687	381,850
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.0965% 6/15/2038 (b)(c)(d)	2,338,966	2,333,118
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.7537% 4/15/2041 (b)(c)(d)	4,616,090	4,621,860
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.4603% 2/15/2035 (b)(c)(d)	2,620,000	2,615,077
BX Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4674% 3/15/2030 (b)(c)(d)	7,969,000	7,959,041
CD Mortgage Trust Series 2017-CD5 Class AAB, 3.22% 8/15/2050	741,817	728,381
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (b)	3,980,369	3,918,759
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (b)	2,860,700	2,729,115
Citigroup Commercial Mortgage Trust Series 2016-GC37 Class AAB, 3.098% 4/10/2049	123,411	122,568
CSAIL Commercial Mortgage Trust Series 2020-C19 Class ASB, 2.5501% 3/15/2053	11,986,367	11,431,307
CSMC Trust Series 2020-NET Class A, 2.2569% 8/15/2037 (b)	382,777	374,560
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1275% 11/15/2038 (b)(c)(d)	3,943,756	3,930,199
EQT Trust Series 2024-EXTR Class A, 5.3308% 7/5/2041 (b)(c)	10,131,000	10,236,858
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5065% 7/15/2038 (b)(c)(d)	1,131,329	1,131,329
GS Mortgage Securities Trust Series 2011-GC5 Class AS, 5.1251% 8/10/2044 (b)(c)	2,120,274	2,036,077
GS Mortgage Securities Trust Series 2013-GC13 Class AS, 3.8748% 7/10/2046 (b)(c)(g)	2,781,108	2,681,016
GS Mortgage Securities Trust Series 2015-GC30 Class AS, 3.777% 5/10/2050	519,253	506,492
GS Mortgage Securities Trust Series 2015-GC34 Class AAB, 3.278% 10/10/2048	134,383	133,880
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.3765% 10/15/2036 (b)(c)(d)	1,713,894	1,703,197
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class AS, 3.216% 4/15/2046	162,803	154,664
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class D, 4.6132% 7/5/2031 (b)(c)	3,378,000	1,655,220
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (b)	2,057,853	1,954,961
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.9265% 9/15/2029 (b)(c)(d)	638,604	613,119
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1265% 7/15/2038 (b)(c)(d)	1,379,764	1,377,177
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.1734% 6/15/2054 (c)(f)	4,230,277	196,372
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4009% 11/15/2040 (b)(c)(d)	819,059	822,644
OPG Trust Series 2021-PORT Class A, CME Term SOFR 1 month Index + 0.5985%, 4.9105% 10/15/2036 (b)(c)(d)	3,599,544	3,581,546
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.1571% 11/15/2038 (b)(c)(d)	2,473,555	2,468,917
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.5548% 12/15/2039 (b)(c)(d)	3,086,000	3,086,971
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 0.9721% 12/15/2050 (c)(f)	44,752,671	1,041,341
UBS Commercial Mortgage Trust Series 2018-C8 Class ASB, 3.903% 2/15/2051	3,729,080	3,700,950
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (b)	1,920,006	1,575,370
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.4294% 10/10/2042 (b)(c)	57,900,875	1,166,853
Wells Fargo Commercial Mortgage Trust Series 2017-C41 Class ASB, 3.39% 11/15/2050	157,075	154,978
Wells Fargo Commercial Mortgage Trust Series 2017-RC1 Class ASB, 3.453% 1/15/2060	584,212	579,326
TOTAL UNITED STATES		146,362,559
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $151,953,861)		146,362,559

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
MEXICO - 0.2%
United Mexican States 3.25% 4/16/2030	2,368,000	2,125,280
United Mexican States 3.5% 2/12/2034	1,965,000	1,612,479
United Mexican States 6% 5/13/2030	4,380,000	4,463,220
TOTAL MEXICO		8,200,979
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $8,674,367)		8,200,979

Non-Convertible Corporate Bonds - 41.1%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Westpac Banking Corp 4.11% 7/24/2034 (c)	1,134,000	1,088,253
Westpac Banking Corp 5.405% 8/10/2033 (c)	4,101,000	4,109,017

TOTAL AUSTRALIA		5,197,270
BELGIUM - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Anheuser-Busch InBev Worldwide Inc 3.5% 6/1/2030	1,070,000	1,017,185
CANADA - 1.3%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 3.2% 3/15/2027	1,601,000	1,554,363
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc 2.95% 1/25/2030 (b)	5,819,000	5,330,177
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Canadian Natural Resources Ltd 5% 12/15/2029 (b)	2,867,000	2,866,847
Cenovus Energy Inc 4.25% 4/15/2027	6,940,000	6,874,131
Enbridge Inc 5.25% 4/5/2027	4,591,000	4,650,777
Enbridge Inc 5.3% 4/5/2029	3,837,000	3,903,268
Enbridge Inc 6% 11/15/2028	7,927,000	8,263,897
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027 (b)	2,316,000	2,317,912
		28,876,832
Financials - 0.4%
Banks - 0.4%
Bank of Nova Scotia/The 4.5% 12/16/2025	4,038,000	4,028,040
Royal Bank of Canada 2.3% 11/3/2031	6,190,000	5,328,456
Toronto Dominion Bank 2.8% 3/10/2027	4,805,000	4,648,566
		14,005,062
TOTAL CANADA		49,766,434
FRANCE - 1.1%
Financials - 1.1%
Banks - 1.1%
BNP Paribas SA 1.323% 1/13/2027 (b)(c)	3,654,000	3,551,825
BNP Paribas SA 2.219% 6/9/2026 (b)(c)	2,279,000	2,263,027
Credit Agricole SA 6.251% 1/10/2035 (b)(c)	10,500,000	10,880,795
Societe Generale SA 1.792% 6/9/2027 (b)(c)	4,104,000	3,946,410
Societe Generale SA 4.25% 4/14/2025 (b)	1,994,000	1,992,245
Societe Generale SA 4.677% 6/15/2027 (b)	5,569,000	5,578,196
Societe Generale SA 4.75% 11/24/2025 (b)	4,777,000	4,771,022
Societe Generale SA 5.634% 1/19/2030 (b)(c)	10,410,000	10,574,459

TOTAL FRANCE		43,557,979
GERMANY - 1.8%
Consumer Discretionary - 0.9%
Automobiles - 0.9%
Mercedes-Benz Finance North America LLC 4.8% 3/30/2028 (b)	7,608,000	7,639,092
Volkswagen Group of America Finance LLC 1.25% 11/24/2025 (b)	7,754,000	7,556,660
Volkswagen Group of America Finance LLC 4.35% 6/8/2027 (b)	7,639,000	7,541,668
Volkswagen Group of America Finance LLC 5.7% 9/12/2026 (b)	9,700,000	9,824,224
		32,561,644
Financials - 0.8%
Capital Markets - 0.8%
Deutsche Bank AG 4.5% 4/1/2025	4,541,000	4,538,610
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (c)	6,196,000	6,081,627
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (c)	4,598,000	4,410,608
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (c)	4,500,000	4,541,224
Deutsche Bank AG/New York NY 5.706% 2/8/2028 (c)	8,800,000	8,934,524
Deutsche Bank AG/New York NY 7.146% 7/13/2027 (c)	2,700,000	2,783,569
		31,290,162
Industrials - 0.1%
Machinery - 0.1%
Daimler Truck Finance North America LLC 2% 12/14/2026 (b)	4,559,000	4,360,232
TOTAL GERMANY		68,212,038
HONG KONG - 0.1%
Financials - 0.1%
Insurance - 0.1%
AIA Group Ltd 3.9% 4/6/2028 (b)	5,569,000	5,482,616
IRELAND - 1.4%
Financials - 0.8%
Banks - 0.2%
Bank of Ireland Group PLC 5.601% 3/20/2030 (b)(c)	6,702,000	6,851,699
Consumer Finance - 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	3,495,000	3,407,626
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	1,390,000	1,340,354
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	1,456,000	1,367,482
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.1% 1/19/2029	4,311,000	4,354,193
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028	7,897,000	8,118,942
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	5,500,000	5,628,793
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 7/15/2025	1,093,000	1,098,004
		25,315,394
Industrials - 0.6%
Transportation Infrastructure - 0.6%
Avolon Holdings Funding Ltd 3.25% 2/15/2027 (b)	1,761,000	1,706,702
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (b)	645,000	641,599
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (b)	6,243,000	6,225,634
Avolon Holdings Funding Ltd 5.5% 1/15/2026 (b)	1,159,000	1,164,386
Avolon Holdings Funding Ltd 5.75% 11/15/2029 (b)	11,100,000	11,335,781
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (b)	2,418,000	2,505,819
		23,579,921
TOTAL IRELAND		55,747,014
ITALY - 0.4%
Financials - 0.1%
Banks - 0.1%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (b)	3,236,000	3,246,517
Utilities - 0.3%
Electric Utilities - 0.3%
Enel Finance International NV 5.125% 6/26/2029 (b)	12,900,000	13,016,037
TOTAL ITALY		16,262,554
JAPAN - 1.4%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
NTT Finance Corp 1.162% 4/3/2026 (b)	4,930,000	4,760,029
NTT Finance Corp 1.591% 4/3/2028 (b)	6,562,000	6,004,505
		10,764,534
Financials - 1.1%
Banks - 1.1%
Mitsubishi UFJ Financial Group Inc 1.64% 10/13/2027 (c)	7,703,000	7,350,654
Mitsubishi UFJ Financial Group Inc 5.017% 7/20/2028 (c)	8,580,000	8,652,787
Mitsubishi UFJ Financial Group Inc 5.258% 4/17/2030 (c)	8,500,000	8,666,866
Mizuho Financial Group Inc 1.234% 5/22/2027 (c)	6,310,000	6,059,818
Mizuho Financial Group Inc 1.554% 7/9/2027 (c)	6,800,000	6,527,728
Mizuho Financial Group Inc 4.254% 9/11/2029 (c)	1,965,000	1,936,492
Sumitomo Mitsui Financial Group Inc 1.402% 9/17/2026	5,765,000	5,503,956
		44,698,301
TOTAL JAPAN		55,462,835
MEXICO - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Petroleos Mexicanos 5.95% 1/28/2031	14,000,000	11,884,600
NETHERLANDS - 0.3%
Consumer Staples - 0.0%
Food Products - 0.0%
JDE Peet's NV 1.375% 1/15/2027 (b)	1,001,000	940,512
Financials - 0.3%
Banks - 0.3%
Cooperatieve Rabobank UA 1.98% 12/15/2027 (b)(c)	2,686,000	2,564,233
ING Groep NV 1.726% 4/1/2027 (c)	2,376,000	2,305,252
ING Groep NV 5.335% 3/19/2030 (c)	5,470,000	5,568,022
		10,437,507
TOTAL NETHERLANDS		11,378,019
NORWAY - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 1.75% 1/22/2026	696,000	680,047
Financials - 0.2%
Banks - 0.2%
DNB Bank ASA 1.535% 5/25/2027 (b)(c)	2,813,000	2,708,679
DNB Bank ASA 1.605% 3/30/2028 (b)(c)	6,094,000	5,731,426
		8,440,105
TOTAL NORWAY		9,120,152
SWITZERLAND - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
UBS Group AG 1.305% 2/2/2027 (b)(c)	5,890,000	5,712,682
UBS Group AG 4.55% 4/17/2026	3,276,000	3,278,088
UBS Group AG 6.373% 7/15/2026 (b)(c)	4,455,000	4,482,027

TOTAL SWITZERLAND		13,472,797
UNITED KINGDOM - 4.0%
Consumer Staples - 0.8%
Tobacco - 0.8%
BAT Capital Corp 4.7% 4/2/2027	3,990,000	3,995,787
BAT International Finance PLC 1.668% 3/25/2026	7,824,000	7,583,368
BAT International Finance PLC 5.931% 2/2/2029	7,000,000	7,283,552
Imperial Brands Finance PLC 5.5% 2/1/2030 (b)	11,100,000	11,354,389
		30,217,096
Financials - 2.8%
Banks - 2.6%
Barclays PLC 2.279% 11/24/2027 (c)	8,259,000	7,928,891
Barclays PLC 2.852% 5/7/2026 (c)	6,216,000	6,195,016
Barclays PLC 5.304% 8/9/2026 (c)	2,635,000	2,642,154
Barclays PLC 5.367% 2/25/2031 (c)	7,507,000	7,594,364
Barclays PLC 5.69% 3/12/2030 (c)	3,429,000	3,514,850
Barclays PLC 5.829% 5/9/2027 (c)	5,000,000	5,063,374
HSBC Holdings PLC 1.645% 4/18/2026 (c)	7,888,000	7,855,704
HSBC Holdings PLC 2.999% 3/10/2026 (c)	5,241,000	5,239,230
HSBC Holdings PLC 4.292% 9/12/2026 (c)	3,276,000	3,268,298
HSBC Holdings PLC 4.92% 3/3/2029 (c)	6,087,000	6,099,667
HSBC Holdings PLC 5.21% 8/11/2028 (c)	9,616,000	9,710,763
Lloyds Banking Group PLC 5.462% 1/5/2028 (c)	10,500,000	10,636,251
Lloyds Banking Group PLC 5.985% 8/7/2027 (c)	3,450,000	3,510,094
NatWest Group PLC 1.642% 6/14/2027 (c)	2,293,000	2,207,504
NatWest Group PLC 3.073% 5/22/2028 (c)	2,293,000	2,214,176
NatWest Group PLC 4.964% 8/15/2030 (c)	12,000,000	12,011,201
NatWest Group PLC 5.847% 3/2/2027 (c)	5,364,000	5,429,356
		101,120,893
Financial Services - 0.2%
Nationwide Building Society 6.557% 10/18/2027 (b)(c)	6,900,000	7,099,457
Industrials - 0.4%
Aerospace & Defense - 0.4%
BAE Systems PLC 3.4% 4/15/2030 (b)	1,006,000	942,754
BAE Systems PLC 5.125% 3/26/2029 (b)	2,932,000	2,969,650
BAE Systems PLC 5.25% 3/26/2031 (b)	774,000	789,992
BAE Systems PLC 5.3% 3/26/2034 (b)	9,000,000	9,139,576
		13,841,972
TOTAL UNITED KINGDOM		152,279,418
UNITED STATES - 28.4%
Communication Services - 1.8%
Diversified Telecommunication Services - 0.7%
AT&T Inc 1.65% 2/1/2028	4,123,000	3,801,123
AT&T Inc 4.3% 2/15/2030	11,310,000	11,098,663
Verizon Communications Inc 2.1% 3/22/2028	4,944,000	4,602,865
Verizon Communications Inc 2.355% 3/15/2032	7,604,000	6,443,915
		25,946,566
Media - 0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	10,200,000	9,867,480
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028	3,155,000	3,085,616
Charter Communications Operating LLC / Charter Communications Operating Capital 4.908% 7/23/2025	701,000	700,036
Discovery Communications LLC 3.625% 5/15/2030	8,811,000	8,004,967
Warnermedia Holdings Inc 3.755% 3/15/2027	5,794,000	5,655,728
Warnermedia Holdings Inc 4.054% 3/15/2029	5,615,000	5,334,147
		32,647,974
Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc 2.4% 3/15/2029	2,211,000	2,024,605
T-Mobile USA Inc 2.625% 4/15/2026	5,363,000	5,254,993
T-Mobile USA Inc 3.5% 4/15/2025	2,650,000	2,646,000
		9,925,598
TOTAL COMMUNICATION SERVICES		68,520,138

Consumer Discretionary - 1.9%
Automobiles - 0.7%
General Motors Co 6.125% 10/1/2025	1,971,000	1,983,348
General Motors Financial Co Inc 1.25% 1/8/2026	3,578,000	3,473,053
General Motors Financial Co Inc 2.35% 2/26/2027	2,587,000	2,473,762
General Motors Financial Co Inc 4.35% 4/9/2025	3,786,000	3,783,908
General Motors Financial Co Inc 5.4% 4/6/2026	8,860,000	8,912,078
General Motors Financial Co Inc 6% 1/9/2028	6,100,000	6,286,247
		26,912,396
Household Durables - 0.1%
Toll Brothers Finance Corp 4.875% 11/15/2025	2,776,000	2,776,405
Toll Brothers Finance Corp 4.875% 3/15/2027	1,352,000	1,354,756
		4,131,161
Leisure Products - 0.2%
Brunswick Corp/DE 5.85% 3/18/2029	8,511,000	8,731,506
Specialty Retail - 0.9%
Advance Auto Parts Inc 5.95% 3/9/2028	5,890,000	5,931,825
AutoZone Inc 3.625% 4/15/2025	341,000	340,479
AutoZone Inc 4% 4/15/2030	3,155,000	3,044,653
AutoZone Inc 6.25% 11/1/2028	4,041,000	4,254,883
Home Depot Inc/The 2.5% 4/15/2027	225,000	217,000
Lowe's Cos Inc 1.7% 9/15/2028	3,155,000	2,866,273
Lowe's Cos Inc 4.5% 4/15/2030	9,316,000	9,250,778
O'Reilly Automotive Inc 3.9% 6/1/2029	3,155,000	3,066,160
O'Reilly Automotive Inc 4.2% 4/1/2030	5,353,000	5,231,589
		34,203,640
TOTAL CONSUMER DISCRETIONARY		73,978,703

Consumer Staples - 1.1%
Beverages - 0.1%
Molson Coors Beverage Co 3% 7/15/2026	2,839,000	2,782,236
Consumer Staples Distribution & Retail - 0.2%
7-Eleven Inc 0.95% 2/10/2026 (b)	1,459,000	1,408,264
Dollar Tree Inc 4% 5/15/2025	7,697,000	7,677,876
		9,086,140
Personal Care Products - 0.3%
Kenvue Inc 5% 3/22/2030	7,415,000	7,547,675
Kenvue Inc 5.05% 3/22/2028	4,575,000	4,661,403
		12,209,078
Tobacco - 0.5%
Altria Group Inc 2.35% 5/6/2025	634,000	631,198
Altria Group Inc 4.8% 2/14/2029	964,000	966,802
Philip Morris International Inc 5.125% 11/17/2027	10,015,000	10,176,419
Philip Morris International Inc 5.125% 2/13/2031	5,374,000	5,467,534
		17,241,953
TOTAL CONSUMER STAPLES		41,319,407

Energy - 1.7%
Energy Equipment & Services - 0.0%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 2.061% 12/15/2026	1,199,000	1,151,601
Oil, Gas & Consumable Fuels - 1.7%
DCP Midstream Operating LP 5.375% 7/15/2025	2,410,000	2,411,316
Eastern Gas Transmission & Storage Inc 3% 11/15/2029	3,470,000	3,225,081
Energy Transfer LP 2.9% 5/15/2025	3,786,000	3,769,017
Energy Transfer LP 4.2% 4/15/2027	5,070,000	5,025,632
Energy Transfer LP 4.95% 6/15/2028	6,355,000	6,399,975
Energy Transfer LP 5.25% 7/1/2029	1,087,000	1,103,432
Eqt Corp 3.9% 10/1/2027	1,892,000	1,859,731
Eqt Corp 5.7% 4/1/2028	339,000	348,103
Hess Corp 4.3% 4/1/2027	12,303,000	12,220,723
Hess Midstream Operations LP 5.625% 2/15/2026 (b)	5,241,000	5,240,259
MPLX LP 1.75% 3/1/2026	3,091,000	3,003,254
MPLX LP 4% 3/15/2028	3,155,000	3,094,083
Occidental Petroleum Corp 5.2% 8/1/2029	2,786,000	2,800,217
Occidental Petroleum Corp 5.375% 1/1/2032	3,535,000	3,508,902
ONEOK Inc 4.4% 10/15/2029	965,000	947,012
ONEOK Inc 4.75% 10/15/2031	1,876,000	1,845,568
Western Gas Partners LP 6.35% 1/15/2029	4,000,000	4,181,512
Williams Cos Inc/The 4.8% 11/15/2029	4,930,000	4,930,467
Williams Cos Inc/The 5.4% 3/2/2026	1,253,000	1,262,412
		67,176,696
TOTAL ENERGY		68,328,297

Financials - 13.7%
Banks - 5.2%
Bank of America Corp 1.197% 10/24/2026 (c)	11,041,000	10,806,408
Bank of America Corp 1.319% 6/19/2026 (c)	3,596,000	3,560,337
Bank of America Corp 2.496% 2/13/2031 (c)	3,155,000	2,825,643
Bank of America Corp 2.551% 2/4/2028 (c)	4,110,000	3,955,462
Bank of America Corp 3.384% 4/2/2026 (c)	5,584,000	5,578,170
Bank of America Corp 3.97% 3/5/2029 (c)	8,155,000	7,996,377
Bank of America Corp 3.974% 2/7/2030 (c)	4,290,000	4,165,544
Bank of America Corp 4.25% 10/22/2026	3,730,000	3,713,239
Bank of America Corp 4.271% 7/23/2029 (c)	7,208,000	7,106,303
Bank of America Corp 4.376% 4/27/2028 (c)	5,400,000	5,366,948
Bank of America Corp 4.45% 3/3/2026	2,199,000	2,196,647
Bank of America Corp 4.948% 7/22/2028 (c)	5,489,000	5,526,298
Citigroup Inc 1.462% 6/9/2027 (c)	5,874,000	5,642,791
Citigroup Inc 2.666% 1/29/2031 (c)	5,530,000	4,986,239
Citigroup Inc 3.07% 2/24/2028 (c)	5,682,000	5,513,707
Citigroup Inc 3.106% 4/8/2026 (c)	3,533,000	3,526,899
Citigroup Inc 4.075% 4/23/2029 (c)	5,190,000	5,101,387
Citigroup Inc 4.6% 3/9/2026	2,099,000	2,099,181
Citizens Financial Group Inc 5.718% 7/23/2032 (c)	5,236,000	5,352,706
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (c)	3,163,000	3,145,109
JPMorgan Chase & Co 1.47% 9/22/2027 (c)	6,240,000	5,953,670
JPMorgan Chase & Co 1.764% 11/19/2031 (c)	4,010,000	3,402,967
JPMorgan Chase & Co 2.069% 6/1/2029 (c)	8,532,000	7,873,313
JPMorgan Chase & Co 2.083% 4/22/2026 (c)	4,480,000	4,463,146
JPMorgan Chase & Co 2.522% 4/22/2031 (c)	6,955,000	6,235,285
JPMorgan Chase & Co 2.947% 2/24/2028 (c)	11,415,000	11,065,948
JPMorgan Chase & Co 2.956% 5/13/2031 (c)	4,445,000	4,040,202
JPMorgan Chase & Co 4.125% 12/15/2026	3,199,000	3,183,798
JPMorgan Chase & Co 4.25% 10/1/2027	2,524,000	2,521,898
JPMorgan Chase & Co 4.995% 7/22/2030 (c)	7,500,000	7,564,942
Santander Holdings USA Inc 2.49% 1/6/2028 (c)	5,673,000	5,428,956
Truist Financial Corp 4.26% 7/28/2026 (c)	5,546,000	5,537,027
Wells Fargo & Co 3.526% 3/24/2028 (c)	6,680,000	6,531,995
Wells Fargo & Co 4.3% 7/22/2027	6,170,000	6,135,072
Wells Fargo & Co 5.244% 1/24/2031 (c)	5,343,000	5,430,520
Wells Fargo & Co 5.574% 7/25/2029 (c)	10,500,000	10,766,308
Wells Fargo & Co 6.303% 10/23/2029 (c)	8,500,000	8,939,668
		203,240,110
Capital Markets - 4.3%
Ares Capital Corp 3.25% 7/15/2025	8,667,000	8,610,065
Athene Global Funding 1.73% 10/2/2026 (b)	4,287,000	4,097,652
Athene Global Funding 2.646% 10/4/2031 (b)	6,246,000	5,353,641
Athene Global Funding 4.721% 10/8/2029 (b)	3,800,000	3,751,363
Athene Global Funding 5.516% 3/25/2027 (b)	10,900,000	11,073,332
Athene Global Funding 5.583% 1/9/2029 (b)	2,486,000	2,543,094
Blackstone Private Credit Fund 4.7% 3/24/2025	9,745,000	9,740,115
GA Global Funding Trust 5.4% 1/13/2030 (b)	6,601,000	6,743,639
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (c)	5,874,000	5,714,473
Goldman Sachs Group Inc/The 1.542% 9/10/2027 (c)	5,971,000	5,701,879
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (c)	2,500,000	2,449,979
Goldman Sachs Group Inc/The 3.8% 3/15/2030	4,330,000	4,139,296
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (c)	3,334,000	3,321,727
Intercontinental Exchange Inc 3.625% 9/1/2028	9,500,000	9,215,728
Moody's Corp 3.25% 1/15/2028	4,416,000	4,283,642
Moody's Corp 3.75% 3/24/2025	2,509,000	2,506,780
Morgan Stanley 1.512% 7/20/2027 (c)	5,874,000	5,631,036
Morgan Stanley 2.188% 4/28/2026 (c)	3,470,000	3,456,465
Morgan Stanley 2.475% 1/21/2028 (c)	5,778,000	5,555,774
Morgan Stanley 3.772% 1/24/2029 (c)	5,000,000	4,880,476
Morgan Stanley 4.21% 4/20/2028 (c)	12,636,000	12,516,999
Morgan Stanley 4.654% 10/18/2030 (c)	9,500,000	9,410,351
Morgan Stanley 5.449% 7/20/2029 (c)	7,193,000	7,360,674
Morgan Stanley 6.407% 11/1/2029 (c)	8,500,000	8,968,413
Nuveen LLC 5.55% 1/15/2030 (b)	1,891,000	1,946,121
S&P Global Inc 2.45% 3/1/2027	4,416,000	4,252,756
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	8,249,000	8,307,815
Sammons Financial Group Global Funding 5.1% 12/10/2029 (b)	6,566,000	6,620,400
State Street Corp 2.901% 3/30/2026 (c)	192,000	191,724
		168,345,409
Consumer Finance - 1.8%
Ally Financial Inc 2.2% 11/2/2028	4,756,000	4,321,015
Ally Financial Inc 4.625% 3/30/2025	1,892,000	1,891,368
Ally Financial Inc 4.75% 6/9/2027	6,877,000	6,866,404
Ally Financial Inc 5.75% 11/20/2025	1,287,000	1,291,644
Capital One Financial Corp 1.878% 11/2/2027 (c)	10,852,000	10,349,120
Capital One Financial Corp 2.359% 7/29/2032 (c)	6,310,000	5,243,992
Capital One Financial Corp 2.636% 3/3/2026 (c)(d)	3,155,000	3,155,000
Capital One Financial Corp 4.985% 7/24/2026 (c)	2,403,000	2,405,986
Discover Financial Services 4.5% 1/30/2026	1,532,000	1,530,076
Ford Motor Credit Co LLC 3.375% 11/13/2025	8,189,000	8,082,059
Ford Motor Credit Co LLC 5.85% 5/17/2027	9,300,000	9,373,088
Ford Motor Credit Co LLC 5.875% 11/7/2029	7,500,000	7,509,460
Ford Motor Credit Co LLC 6.95% 6/10/2026	7,500,000	7,642,851
		69,662,063
Financial Services - 1.1%
Aircastle Ltd / Aircastle Ireland DAC 5.25% 3/15/2030 (b)	7,177,000	7,208,928
Corebridge Financial Inc 3.65% 4/5/2027	1,748,000	1,715,241
Corebridge Financial Inc 3.85% 4/5/2029	6,197,000	5,974,350
Corebridge Financial Inc 3.9% 4/5/2032	1,306,000	1,213,738
Equitable Holdings Inc 4.35% 4/20/2028	11,714,000	11,588,642
Jackson Financial Inc 3.125% 11/23/2031	642,000	562,597
Jackson Financial Inc 5.17% 6/8/2027	1,211,000	1,223,410
Jackson Financial Inc 5.67% 6/8/2032	4,044,000	4,129,300
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 2.5% 1/15/2027	3,631,000	3,487,601
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 2/2/2029	3,155,000	2,938,485
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.125% 2/1/2028	7,571,000	7,646,945
		47,689,237
Insurance - 1.3%
AFLAC Inc 3.6% 4/1/2030	708,000	675,327
Arthur J Gallagher & Co 4.85% 12/15/2029	551,000	553,225
Arthur J Gallagher & Co 5% 2/15/2032	1,104,000	1,104,237
Equitable Financial Life Global Funding 1.3% 7/12/2026 (b)	3,155,000	3,026,812
Equitable Financial Life Global Funding 1.4% 8/27/2027 (b)	3,155,000	2,919,324
Equitable Financial Life Global Funding 1.7% 11/12/2026 (b)	4,021,000	3,841,567
Five Corners Funding Trust II 2.85% 5/15/2030 (b)	2,963,000	2,697,246
Jackson National Life Global Funding 4.6% 10/1/2029 (b)	3,187,000	3,149,175
Jackson National Life Global Funding 5.35% 1/13/2030 (b)	5,621,000	5,740,881
Jackson National Life Global Funding 5.55% 7/2/2027 (b)	2,992,000	3,049,179
MassMutual Global Funding II 4.85% 1/17/2029 (b)	10,400,000	10,535,741
RGA Global Funding 5.448% 5/24/2029 (b)	5,525,000	5,673,962
Teachers Insurance & Annuity Association of America 4.9% 9/15/2044 (b)	2,715,000	2,495,540
Willis North America Inc 4.5% 9/15/2028	3,470,000	3,446,670
		48,908,886
TOTAL FINANCIALS		537,845,705

Health Care - 1.6%
Biotechnology - 0.1%
Amgen Inc 5.15% 3/2/2028	1,367,000	1,389,664
Amgen Inc 5.25% 3/2/2030	1,247,000	1,275,264
		2,664,928
Health Care Equipment & Supplies - 0.1%
Alcon Finance Corp 2.75% 9/23/2026 (b)	2,685,000	2,610,593
Health Care Providers & Services - 1.0%
Centene Corp 2.45% 7/15/2028	6,671,000	6,077,740
Centene Corp 4.25% 12/15/2027	3,155,000	3,069,992
Cigna Group/The 3.4% 3/1/2027	2,839,000	2,782,266
HCA Inc 3.125% 3/15/2027	8,266,000	8,022,656
HCA Inc 3.5% 9/1/2030	1,577,000	1,466,009
HCA Inc 5.625% 9/1/2028	3,155,000	3,223,037
HCA Inc 5.875% 2/1/2029	1,739,000	1,790,884
Humana Inc 1.35% 2/3/2027	3,786,000	3,553,576
Humana Inc 3.7% 3/23/2029	1,002,000	959,119
Humana Inc 5.375% 4/15/2031	2,250,000	2,269,294
Icon Investments Six DAC 5.849% 5/8/2029	3,472,000	3,585,023
Sabra Health Care LP 3.2% 12/1/2031	2,504,000	2,202,365
Sabra Health Care LP 3.9% 10/15/2029	852,000	812,176
		39,814,137
Pharmaceuticals - 0.4%
Bristol-Myers Squibb Co 4.9% 2/22/2029	4,417,000	4,484,752
Bristol-Myers Squibb Co 5.1% 2/22/2031	3,569,000	3,650,237
Haleon US Capital LLC 3.375% 3/24/2027	7,000,000	6,846,935
Mylan Inc 4.55% 4/15/2028	965,000	954,480
Viatris Inc 2.7% 6/22/2030	968,000	854,826
		16,791,230
TOTAL HEALTH CARE		61,880,888

Industrials - 1.4%
Aerospace & Defense - 0.7%
Boeing Co 2.7% 2/1/2027	3,155,000	3,033,859
Boeing Co 5.04% 5/1/2027	5,804,000	5,825,210
Boeing Co 5.15% 5/1/2030	7,620,000	7,629,040
Boeing Co 6.298% 5/1/2029	1,046,000	1,095,925
RTX Corp 5.75% 1/15/2029	1,653,000	1,719,906
RTX Corp 6% 3/15/2031	7,900,000	8,379,754
		27,683,694
Building Products - 0.1%
Carrier Global Corp 2.493% 2/15/2027	6,047,000	5,822,608
Machinery - 0.4%
Ingersoll Rand Inc 5.176% 6/15/2029	11,100,000	11,324,240
Otis Worldwide Corp 2.056% 4/5/2025	3,274,000	3,265,382
		14,589,622
Passenger Airlines - 0.1%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/2029	1,981,306	1,892,232
United Airlines 2018-1 Class B Pass Through Trust equipment trust certificate 4.6% 9/1/2027	1,484,855	1,467,994
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/2029	1,262,342	1,210,319
		4,570,545
Trading Companies & Distributors - 0.1%
Air Lease Corp 2.2% 1/15/2027	2,431,000	2,326,214
TOTAL INDUSTRIALS		54,992,683

Information Technology - 1.3%
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp 5.05% 4/5/2027	1,615,000	1,634,714
Amphenol Corp 5.05% 4/5/2029	2,329,000	2,374,242
Dell International LLC / EMC Corp 5.25% 2/1/2028	1,935,000	1,974,083
		5,983,039
IT Services - 0.1%
CDW LLC / CDW Finance Corp 5.1% 3/1/2030	3,794,000	3,790,929
Semiconductors & Semiconductor Equipment - 0.7%
Broadcom Inc 1.95% 2/15/2028 (b)	3,155,000	2,934,950
Broadcom Inc 5.05% 7/12/2029	6,867,000	6,962,005
Broadcom Inc 5.15% 11/15/2031	9,100,000	9,256,923
Micron Technology Inc 5.327% 2/6/2029	5,500,000	5,587,360
Micron Technology Inc 6.75% 11/1/2029	3,600,000	3,866,456
		28,607,694
Software - 0.3%
Roper Technologies Inc 1.4% 9/15/2027	3,155,000	2,915,171
Roper Technologies Inc 2% 6/30/2030	3,615,000	3,155,439
Roper Technologies Inc 4.5% 10/15/2029	3,337,000	3,322,728
VMware LLC 1.4% 8/15/2026	1,693,000	1,615,556
		11,008,894
TOTAL INFORMATION TECHNOLOGY		49,390,556

Materials - 0.2%
Chemicals - 0.2%
International Flavors & Fragrances Inc 1.23% 10/1/2025 (b)	631,000	617,883
International Flavors & Fragrances Inc 1.832% 10/15/2027 (b)	3,155,000	2,931,123
LYB International Finance III LLC 1.25% 10/1/2025	3,039,000	2,977,590
		6,526,596
Real Estate - 0.8%
Diversified REITs - 0.1%
Piedmont Operating Partnership LP 2.75% 4/1/2032	475,000	385,346
VICI Properties LP 5.125% 5/15/2032	556,000	547,792
VICI Properties LP 5.75% 4/1/2034	450,000	458,410
Vornado Realty LP 2.15% 6/1/2026	590,000	565,762
WP Carey Inc 3.85% 7/15/2029	400,000	385,827
		2,343,137
Health Care REITs - 0.5%
Omega Healthcare Investors Inc 4.5% 4/1/2027	8,075,000	8,030,654
Omega Healthcare Investors Inc 5.25% 1/15/2026	5,148,000	5,157,181
Ventas Realty LP 3% 1/15/2030	1,315,000	1,212,116
Ventas Realty LP 4% 3/1/2028	737,000	724,184
		15,124,135
Office REITs - 0.1%
COPT Defense Properties LP 2% 1/15/2029	2,288,000	2,038,994
Hudson Pacific Properties LP 4.65% 4/1/2029	4,013,000	3,134,887
		5,173,881
Residential REITs - 0.0%
American Homes 4 Rent LP 3.625% 4/15/2032	1,201,000	1,098,439
Sun Communities Operating LP 2.3% 11/1/2028	540,000	497,383
		1,595,822
Retail REITs - 0.1%
Brixmor Operating Partnership LP 4.125% 6/15/2026	849,000	843,073
Kite Realty Group Trust 4% 3/15/2025	1,514,000	1,513,100
Realty Income Corp 2.1% 3/15/2028	2,984,000	2,775,234
		5,131,407
TOTAL REAL ESTATE		29,368,382

Utilities - 2.9%
Electric Utilities - 1.6%
Cleco Corporate Holdings LLC 3.743% 5/1/2026	3,786,000	3,725,657
Cleveland Electric Illuminating Co/The 3.5% 4/1/2028 (b)	5,961,000	5,734,001
Duke Energy Corp 4.5% 8/15/2032	9,500,000	9,200,919
Duquesne Light Holdings Inc 2.775% 1/7/2032 (b)	7,007,000	5,999,307
Exelon Corp 2.75% 3/15/2027	491,000	473,441
Exelon Corp 3.35% 3/15/2032	5,013,000	4,525,057
Exelon Corp 5.15% 3/15/2029	2,001,000	2,031,936
FirstEnergy Corp 1.6% 1/15/2026	365,000	355,338
FirstEnergy Corp 2.05% 3/1/2025	2,045,000	2,045,000
FirstEnergy Transmission LLC 4.55% 1/15/2030	5,600,000	5,549,719
Georgia Power Co 4.65% 5/16/2028	3,548,000	3,564,956
Southern Co/The 5.113% 8/1/2027 (e)	3,155,000	3,185,051
Southern Co/The 5.2% 6/15/2033	3,560,000	3,578,178
Southern Co/The 5.5% 3/15/2029	3,579,000	3,687,660
Virginia Electric and Power Co 2.4% 3/30/2032	3,155,000	2,700,146
Vistra Operations Co LLC 5% 7/31/2027 (b)	6,060,000	5,986,836
		62,343,202
Independent Power and Renewable Electricity Producers - 0.4%
AES Corp/The 1.375% 1/15/2026	6,940,000	6,733,934
AES Corp/The 2.45% 1/15/2031	2,693,000	2,305,669
AES Corp/The 3.3% 7/15/2025 (b)	3,832,000	3,803,089
AES Corp/The 3.95% 7/15/2030 (b)	4,133,000	3,889,700
		16,732,392
Multi-Utilities - 0.9%
Berkshire Hathaway Energy Co 3.25% 4/15/2028	3,786,000	3,644,728
Berkshire Hathaway Energy Co 3.7% 7/15/2030	295,000	282,195
DTE Energy Co 5.2% 4/1/2030	5,324,000	5,399,486
NiSource Inc 0.95% 8/15/2025	1,517,000	1,491,872
NiSource Inc 2.95% 9/1/2029	3,786,000	3,521,279
NiSource Inc 5.25% 3/30/2028	4,191,000	4,254,712
Public Service Enterprise Group Inc 2.45% 11/15/2031	12,500,000	10,752,463
Puget Energy Inc 3.65% 5/15/2025	1,892,000	1,886,254
Puget Energy Inc 4.224% 3/15/2032	3,155,000	2,942,053
		34,175,042
TOTAL UTILITIES		113,250,636

TOTAL UNITED STATES		1,105,401,991
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,608,525,513)		1,604,242,902

U.S. Government Agency - Mortgage Securities - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	352,290	330,820
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	280,100	263,194
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	226,117	212,469
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	198,806	186,458
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	667,561	637,170
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	2,674,698	2,565,509
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	3,414,929	3,301,183
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2034	356,026	347,428
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2034	1,262,199	1,232,112
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2034	620,289	605,310
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	199,324	198,345
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	107,118	106,592
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	280,558	279,180
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2034	482,019	495,606
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2036	960	989
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	8,652	9,004
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	88,477	92,352
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	24,755	25,775
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	4,720	4,910
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	10,424	10,897
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	59,149	61,688
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	74,658	77,895
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	13,883	14,484
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	208	218
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	20	20
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	9	9
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	12	12
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	160	161
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	292	300
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	162	164
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	620	640
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2025	3	3
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	332	340
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2025	9	9
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	86	88
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	35	36
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	87	89
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2025	2	2
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2025	55	55
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	136	138
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	221	227
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	52	53
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	771	783
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	786	805
Freddie Mac Gold Pool 5.5% 3/1/2034	93,887	96,828
Freddie Mac Gold Pool 5.5% 5/1/2034	671,351	690,928
Freddie Mac Gold Pool 5.5% 7/1/2035	59,313	61,144
Freddie Mac Gold Pool 7.5% 7/1/2027	10	10
Freddie Mac Gold Pool 7.5% 9/1/2030	40	40
Freddie Mac Gold Pool 7.5% 9/1/2030	1,149	1,215
Freddie Mac Gold Pool 7.5% 9/1/2031	162	171
Ginnie Mae I Pool 7% 1/15/2028	237	240
Ginnie Mae I Pool 7% 1/15/2028	217	220
Ginnie Mae I Pool 7% 1/15/2028	682	690
Ginnie Mae I Pool 7% 1/15/2028	54	54
Ginnie Mae I Pool 7% 1/15/2031	8,263	8,448
Ginnie Mae I Pool 7% 1/15/2032	609	621
Ginnie Mae I Pool 7% 10/15/2028	2,238	2,258
Ginnie Mae I Pool 7% 10/15/2028	4,674	4,746
Ginnie Mae I Pool 7% 10/15/2028	1,030	1,036
Ginnie Mae I Pool 7% 10/15/2028	238	240
Ginnie Mae I Pool 7% 10/15/2030	974	999
Ginnie Mae I Pool 7% 10/15/2031	1,359	1,398
Ginnie Mae I Pool 7% 10/15/2031	220	226
Ginnie Mae I Pool 7% 10/15/2031	380	391
Ginnie Mae I Pool 7% 10/15/2032	3,544	3,637
Ginnie Mae I Pool 7% 11/15/2028	708	720
Ginnie Mae I Pool 7% 11/15/2028	769	778
Ginnie Mae I Pool 7% 11/15/2032	1,001	1,027
Ginnie Mae I Pool 7% 12/15/2028	6,028	6,134
Ginnie Mae I Pool 7% 12/15/2028	374	379
Ginnie Mae I Pool 7% 12/15/2028	981	999
Ginnie Mae I Pool 7% 2/15/2028	760	771
Ginnie Mae I Pool 7% 2/15/2028	220	223
Ginnie Mae I Pool 7% 2/15/2028	2,584	2,616
Ginnie Mae I Pool 7% 2/15/2028	5,999	6,082
Ginnie Mae I Pool 7% 3/15/2028	273	277
Ginnie Mae I Pool 7% 3/15/2028	713	722
Ginnie Mae I Pool 7% 3/15/2028	230	233
Ginnie Mae I Pool 7% 3/15/2031	86	86
Ginnie Mae I Pool 7% 4/15/2028	96	96
Ginnie Mae I Pool 7% 4/15/2028	3,965	4,022
Ginnie Mae I Pool 7% 4/15/2028	594	602
Ginnie Mae I Pool 7% 4/15/2029	154	156
Ginnie Mae I Pool 7% 4/15/2032	1,120	1,149
Ginnie Mae I Pool 7% 5/15/2028	168	170
Ginnie Mae I Pool 7% 5/15/2028	709	718
Ginnie Mae I Pool 7% 5/15/2028	1,118	1,134
Ginnie Mae I Pool 7% 5/15/2028	193	196
Ginnie Mae I Pool 7% 5/15/2028	1,855	1,880
Ginnie Mae I Pool 7% 5/15/2031	461	468
Ginnie Mae I Pool 7% 5/15/2032	1,549	1,594
Ginnie Mae I Pool 7% 5/15/2032	13,665	14,087
Ginnie Mae I Pool 7% 5/15/2032	507	521
Ginnie Mae I Pool 7% 6/15/2028	956	969
Ginnie Mae I Pool 7% 6/15/2028	2,758	2,798
Ginnie Mae I Pool 7% 6/15/2028	14	14
Ginnie Mae I Pool 7% 6/15/2028	1,214	1,229
Ginnie Mae I Pool 7% 6/15/2028	18	17
Ginnie Mae I Pool 7% 6/15/2028	574	582
Ginnie Mae I Pool 7% 6/15/2028	565	573
Ginnie Mae I Pool 7% 6/15/2028	810	820
Ginnie Mae I Pool 7% 6/15/2028	1,699	1,724
Ginnie Mae I Pool 7% 6/15/2029	32	31
Ginnie Mae I Pool 7% 6/15/2031	179	184
Ginnie Mae I Pool 7% 6/15/2031	3,599	3,701
Ginnie Mae I Pool 7% 6/15/2032	26,867	27,682
Ginnie Mae I Pool 7% 6/15/2032	3,130	3,227
Ginnie Mae I Pool 7% 6/15/2032	269	277
Ginnie Mae I Pool 7% 6/15/2032	5,750	5,904
Ginnie Mae I Pool 7% 6/15/2032	1,104	1,134
Ginnie Mae I Pool 7% 6/15/2032	4,242	4,365
Ginnie Mae I Pool 7% 6/15/2032	7,032	7,251
Ginnie Mae I Pool 7% 6/15/2032	2,902	2,989
Ginnie Mae I Pool 7% 6/15/2032	1,674	1,721
Ginnie Mae I Pool 7% 6/15/2032	4,441	4,581
Ginnie Mae I Pool 7% 6/15/2032	6,829	7,038
Ginnie Mae I Pool 7% 6/15/2032	701	721
Ginnie Mae I Pool 7% 6/15/2032	26,320	27,139
Ginnie Mae I Pool 7% 6/15/2032	16,915	17,442
Ginnie Mae I Pool 7% 7/15/2028	385	391
Ginnie Mae I Pool 7% 7/15/2028	521	528
Ginnie Mae I Pool 7% 7/15/2028	279	283
Ginnie Mae I Pool 7% 7/15/2028	210	211
Ginnie Mae I Pool 7% 7/15/2028	105	105
Ginnie Mae I Pool 7% 7/15/2028	932	947
Ginnie Mae I Pool 7% 7/15/2028	1,163	1,180
Ginnie Mae I Pool 7% 7/15/2029	890	907
Ginnie Mae I Pool 7% 7/15/2030	1,416	1,441
Ginnie Mae I Pool 7% 7/15/2031	2,838	2,915
Ginnie Mae I Pool 7% 7/15/2031	959	982
Ginnie Mae I Pool 7% 7/15/2032	13,545	13,956
Ginnie Mae I Pool 7% 7/15/2032	1,888	1,940
Ginnie Mae I Pool 7% 7/15/2032	3,858	3,940
Ginnie Mae I Pool 7% 7/15/2032	2,133	2,201
Ginnie Mae I Pool 7% 7/15/2032	14,409	14,822
Ginnie Mae I Pool 7% 7/15/2032	237	244
Ginnie Mae I Pool 7% 8/15/2028	1,221	1,236
Ginnie Mae I Pool 7% 8/15/2029	58	58
Ginnie Mae I Pool 7% 8/15/2032	2,656	2,728
Ginnie Mae I Pool 7% 8/15/2032	1,587	1,633
Ginnie Mae I Pool 7% 9/15/2028	1,653	1,678
Ginnie Mae I Pool 7% 9/15/2028	358	361
Ginnie Mae I Pool 7% 9/15/2028	315	319
Ginnie Mae I Pool 7% 9/15/2028	195	198
Ginnie Mae I Pool 7% 9/15/2028	996	1,011
Ginnie Mae I Pool 7% 9/15/2030	2,636	2,704
Ginnie Mae I Pool 7% 9/15/2031	10,932	11,185
Ginnie Mae I Pool 7% 9/15/2031	3,220	3,312
TOTAL UNITED STATES		12,184,431
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $12,811,898)		12,184,431

U.S. Treasury Obligations - 40.5%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Notes 2.75% 8/15/2032	2.79 to 4.70	263,566,800	240,473,818
US Treasury Notes 3.125% 11/15/2028 (i)	0.56 to 2.41	103,973,800	100,887,078
US Treasury Notes 3.5% 2/15/2033	3.38 to 3.91	59,782,400	57,211,290
US Treasury Notes 3.625% 9/30/2031	4.13 to 4.52	49,913,300	48,569,930
US Treasury Notes 3.75% 5/31/2030	3.68 to 4.11	111,573,800	110,061,452
US Treasury Notes 3.875% 12/31/2027	3.56 to 4.36	206,213,400	205,671,739
US Treasury Notes 3.875% 8/15/2033	4.00 to 4.89	61,043,400	59,801,072
US Treasury Notes 4% 1/31/2029	4.37	41,001,900	40,998,697
US Treasury Notes 4% 2/15/2034	4.19 to 4.25	25,312,100	24,967,024
US Treasury Notes 4.125% 8/31/2030	4.19 to 4.91	121,542,200	121,955,254
US Treasury Notes 4.25% 1/15/2028	4.31	55,398,800	55,809,963
US Treasury Notes 4.25% 1/31/2030	4.33 to 4.34	72,516,100	73,275,253
US Treasury Notes 4.25% 11/15/2034	4.19 to 4.59	71,862,500	72,143,213
US Treasury Notes 4.25% 12/31/2026	4.21 to 4.25	41,187,500	41,358,042
US Treasury Notes 4.375% 11/30/2030	3.88 to 4.37	46,541,100	47,281,031
US Treasury Notes 4.375% 5/15/2034	3.78 to 4.49	108,406,400	109,939,334
US Treasury Notes 4.5% 11/15/2033	3.86 to 4.56	48,645,800	49,806,839
US Treasury Notes 4.625% 5/31/2031	3.97 to 4.50	94,260,300	97,051,289
US Treasury Notes 4.875% 10/31/2028	3.79	27,345,200	28,152,737
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,599,471,732)			1,585,415,055

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j) (Cost $39,113,870)	4.35	39,106,049	39,113,870

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $3,926,321,200)	3,904,170,308
NET OTHER ASSETS (LIABILITIES) - 0.2%	8,186,450
NET ASSETS - 100.0%	3,912,356,758

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	352	Jun 2025	39,105,000	(44,517)	(44,517)
CBOT 2 Year US Treasury Notes Contracts (United States)	605	Jun 2025	125,216,094	750,484	750,484
CBOT 5 Year US Treasury Notes Contracts (United States)	891	Jun 2025	96,172,313	1,432,906	1,432,906

TOTAL FUTURES CONTRACTS					2,138,873
The notional amount of futures purchased as a percentage of Net Assets is 6.7%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $855,379,692 or 21.9% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(g)	Level 3 security
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,932,863.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	13,064,258	425,424,101	399,374,489	586,689	-	-	39,113,870	39,106,049	0.1%
Fidelity Securities Lending Cash Central Fund	-	83,520,132	83,520,132	2,330	-	-	-	-	0.0%
Total	13,064,258	508,944,233	482,894,621	589,019	-	-	39,113,870	39,106,049

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	469,540,675	-	469,540,675	-

Collateralized Mortgage Obligations	39,109,837	-	39,109,837	-

Commercial Mortgage Securities	146,362,559	-	143,681,543	2,681,016

Foreign Government and Government Agency Obligations	8,200,979	-	8,200,979	-

Non-Convertible Corporate Bonds
Communication Services	80,839,035	-	80,839,035	-
Consumer Discretionary	106,540,347	-	106,540,347	-
Consumer Staples	78,824,377	-	78,824,377	-
Energy	109,769,776	-	109,769,776	-
Financials	858,061,464	-	858,061,464	-
Health Care	61,880,888	-	61,880,888	-
Industrials	96,774,808	-	96,774,808	-
Information Technology	49,390,556	-	49,390,556	-
Materials	6,526,596	-	6,526,596	-
Real Estate	29,368,382	-	29,368,382	-
Utilities	126,266,673	-	126,266,673	-

U.S. Government Agency - Mortgage Securities	12,184,431	-	12,184,431	-

U.S. Treasury Obligations	1,585,415,055	-	1,585,415,055	-

Money Market Funds	39,113,870	39,113,870	-	-
Total Investments in Securities:	3,904,170,308	39,113,870	3,862,375,422	2,681,016
Derivative Instruments:

Assets
Futures Contracts	2,183,390	2,183,390	-	-
Total Assets	2,183,390	2,183,390	-	-

Liabilities
Futures Contracts	(44,517)	(44,517)	-	-
Total Liabilities	(44,517)	(44,517)	-	-
Total Derivative Instruments:	2,138,873	2,138,873	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	2,183,390	(44,517)
Total Interest Rate Risk	2,183,390	(44,517)
Total Value of Derivatives	2,183,390	(44,517)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,887,207,330)	$3,865,056,438
Fidelity Central Funds (cost $39,113,870)	39,113,870

Total Investment in Securities (cost $3,926,321,200)		$3,904,170,308
Receivable for investments sold		614
Receivable for fund shares sold		3,747,191
Interest receivable		29,816,791
Distributions receivable from Fidelity Central Funds		116,604
Receivable for daily variation margin on futures contracts		453,318
Other receivables		8,645
Total assets		3,938,313,471
Liabilities
Payable for investments purchased	$19,553,831
Payable for fund shares redeemed	3,653,844
Distributions payable	1,301,700
Accrued management fee	901,584
Other affiliated payables	537,114
Other payables and accrued expenses	8,640
Total liabilities		25,956,713
Net Assets		$3,912,356,758
Net Assets consist of:
Paid in capital		$4,121,410,246
Total accumulated earnings (loss)		(209,053,488)
Net Assets		$3,912,356,758
Net Asset Value, offering price and redemption price per share ($3,912,356,758 ÷ 382,944,130 shares)		$10.22
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Interest		$77,333,606
Income from Fidelity Central Funds (including $2,330 from security lending)		589,019
Total income		77,922,625
Expenses
Management fee	$5,225,269
Transfer agent fees	1,852,932
Fund wide operations fee	1,255,023
Independent trustees' fees and expenses	4,971
Total expenses before reductions	8,338,195
Expense reductions	(5,029)
Total expenses after reductions		8,333,166
Net Investment income (loss)		69,589,459
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,276,698)
Futures contracts	(2,664,020)
Total net realized gain (loss)		(3,940,718)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(10,373,444)
Futures contracts	2,245,358
Total change in net unrealized appreciation (depreciation)		(8,128,086)
Net gain (loss)		(12,068,804)
Net increase (decrease) in net assets resulting from operations		$57,520,655
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$69,589,459	$125,776,570
Net realized gain (loss)	(3,940,718)	(18,458,183)
Change in net unrealized appreciation (depreciation)	(8,128,086)	149,406,078
Net increase (decrease) in net assets resulting from operations	57,520,655	256,724,465
Distributions to shareholders	(65,320,568)	(120,296,730)

Share transactions
Proceeds from sales of shares	853,113,902	1,896,199,237
Reinvestment of distributions	57,976,206	105,415,139
Cost of shares redeemed	(766,491,143)	(1,151,701,971)

Net increase (decrease) in net assets resulting from share transactions	144,598,965	849,912,405
Total increase (decrease) in net assets	136,799,052	986,340,140

Net Assets
Beginning of period	3,775,557,706	2,789,217,566
End of period	$3,912,356,758	$3,775,557,706

Other Information
Shares
Sold	84,021,243	190,809,165
Issued in reinvestment of distributions	5,701,210	10,539,256
Redeemed	(75,241,602)	(114,855,851)
Net increase (decrease)	14,480,851	86,492,570

Financial Highlights
Fidelity® Intermediate Bond Fund

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.25	$9.89	$10.09	$11.24	$11.58	$11.16
Income from Investment Operations
Net investment income (loss) A,B	.191	.363	.277	.180	.199	.267
Net realized and unrealized gain (loss)	(.042)	.343	(.205)	(1.134)	(.102)	.413
Total from investment operations	.149	.706	.072	(.954)	.097	.680
Distributions from net investment income	(.179)	(.346)	(.272)	(.173)	(.196)	(.260)
Distributions from net realized gain	-	-	-	(.023)	(.241)	-
Total distributions	(.179)	(.346)	(.272)	(.196)	(.437)	(.260)
Net asset value, end of period	$10.22	$10.25	$9.89	$10.09	$11.24	$11.58
Total Return C,D	1.48%	7.29%	.74%	(8.57)%	.86%	6.18%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45% G	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45 % G	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% G	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.79% G	3.64%	2.79%	1.69%	1.76%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$3,912,357	$3,775,558	$2,789,218	$4,546,096	$3,914,427	$2,958,195
Portfolio turnover rate H	37 % G	53%	64% I	80%	102%	99%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2025

1. Organization.
Fidelity Intermediate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Intermediate Bond Fund	$8,341

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount and capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$55,728,424
Gross unrealized depreciation	(63,922,703)
Net unrealized appreciation (depreciation)	$(8,194,279)
Tax cost	$3,914,503,461

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(92,823,148)
Long-term	(101,224,397)
Total capital loss carryforward	$(194,047,545)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Intermediate Bond Fund	258,848,687	197,464,437
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .282% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annualized rate expressed as a percentage of average net assets:

Fidelity Intermediate Bond Fund	.07%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Intermediate Bond Fund	255	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $5,029.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Credit Risk.
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Intermediate Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with a fixed management fee rate (the management fee). In its review of the management fee and total expense ratio, the Board considered a pro forma management fee rate as if the new management fee structure had been in effect for the 12-month period ended December 31, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Other Contractual Arrangements. The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" expenses (including, among certain other "fund-level" expenses, the management fee) at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.538685.127
IBF-SANN-0425
Fidelity® Series Investment Grade Bond Fund

Semi-Annual Report
February 28, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Investment Grade Bond Fund
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 8.5%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.1%
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6432% 10/20/2037 (b)(c)(d)	28,952,000	29,064,160
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.8032% 7/20/2037 (b)(c)(d)	22,457,000	22,531,894
TOTAL BAILIWICK OF JERSEY		51,596,054
CANADA - 0.1%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (d)	7,121,028	7,225,152
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (d)	11,140,131	11,269,949
TOTAL CANADA		18,495,101
GRAND CAYMAN (UK OVERSEAS TER) - 4.9%
Aimco CDO Series 2024-10A Class ARR, CME Term SOFR 3 month Index + 1.41%, 5.7001% 7/22/2037 (b)(c)(d)	15,020,000	15,070,873
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.6429% 7/17/2037 (b)(c)(d)	25,958,000	26,074,811
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2021-14A Class A, CME Term SOFR 3 month Index + 1.2516%, 5.5448% 4/20/2034 (b)(c)(d)	56,239,000	56,339,444
Allegro Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.6948% 7/20/2034 (b)(c)(d)	27,167,000	27,190,146
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.7332% 7/21/2037 (b)(c)(d)	39,309,000	39,419,301
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.572% 10/15/2032 (b)(c)(d)	30,297,195	30,318,827
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.5917% 4/25/2034 (b)(c)(d)	18,644,000	18,653,322
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.672% 10/15/2037 (b)(c)(d)	24,631,000	24,740,977
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2022-58A Class AR, CME Term SOFR 3 month Index + 1.33%, 5.632% 1/15/2035 (b)(c)(d)	42,880,000	42,974,593
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.6336% 4/15/2034 (b)(c)(d)	37,984,000	38,021,984
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.562% 1/15/2038 (b)(c)(d)	21,905,000	22,042,147
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.6632% 10/20/2037 (b)(c)(d)	32,719,000	32,866,236
Barings Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.2816%, 5.5817% 4/25/2034 (b)(c)(d)	40,974,000	41,023,660
Bristol Park CLO LTD Series 2020-1A Class AR, CME Term SOFR 3 month Index + 1.2516%, 5.5536% 4/15/2029 (b)(c)(d)	2,413,088	2,415,629
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.6032% 1/20/2038 (b)(c)(d)	19,837,000	20,013,926
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.7101% 7/25/2037 (b)(c)(d)	33,779,000	33,978,634
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2021-12A Class A1R, CME Term SOFR 3 month Index + 1.3916%, 5.6917% 10/25/2034 (b)(c)(d)	19,756,000	19,756,000
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 1.2% 1/25/2038 (b)(c)(d)	23,883,000	23,883,000
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.6532% 10/20/2037 (b)(c)(d)	26,444,000	26,495,513
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 month Index + 1.3116%, 5.6048% 4/20/2034 (b)(c)(d)	32,995,000	33,027,995
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 1% 4/18/2035 (b)(c)(d)	29,512,000	29,512,000
Columbia Cent Clo 29 Ltd / Columbia Cent Clo 29 Corp Series 2021-29A Class AR, CME Term SOFR 3 month Index + 1.4316%, 5.7248% 10/20/2034 (b)(c)(d)	32,158,000	32,207,909
Dryden 70 Clo Ltd Series 2018-70X Class A1, CME Term SOFR 3 month Index + 1.4316%, 5.7392% 1/16/2032 (b)(c)(e)	268,639	269,399
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5901% 4/20/2035 (b)(c)(d)	22,130,000	22,187,560
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.8232% 4/18/2037 (b)(c)(d)	28,334,000	28,451,189
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.682% 7/15/2037 (b)(c)(d)	26,822,000	26,946,347
Dryden Senior Loan Fund Series 2021-90A Class A1A, CME Term SOFR 3 month Index + 1.3916%, 5.7135% 2/20/2035 (b)(c)(d)	16,803,000	16,806,361
Eaton Vance CLO Ltd Series 2021-1A Class A13R, CME Term SOFR 3 month Index + 1.5116%, 5.8136% 1/15/2034 (b)(c)(d)	7,800,000	7,805,912
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.692% 10/15/2037 (b)(c)(d)	26,302,000	26,433,510
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.682% 10/15/2037 (b)(c)(d)	37,869,000	37,932,582
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6532% 10/19/2037 (b)(c)(d)	36,883,000	37,162,241
Flatiron Clo Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.6646% 11/16/2034 (b)(c)(d)	18,866,507	18,968,933
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (d)	6,319,127	6,082,160
Invesco Clo Ltd Series 2021-3A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6817% 10/22/2034 (b)(c)(d)	22,628,000	22,698,554
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.852% 4/15/2037 (b)(c)(d)	10,710,000	10,775,202
Kkr Clo 41 Ltd Series 2022-41A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.632% 4/15/2035 (b)(c)(d)	30,000,000	30,081,990
Madison Park Funding 2015 Series 2024-19A Class AR3, CME Term SOFR 3 month Index + 1.6%, 5.8901% 1/22/2037 (b)(c)(d)	17,772,000	17,920,716
Madison Pk Fdg L Ltd / Madison Pk Fdg L LLC Series 2021-50A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.6948% 4/19/2034 (b)(c)(d)	38,620,000	38,700,445
Madison Pk Fdg Lii Ltd / Madison Pk Fdg Lii LLC Series 2021-52A Class A, CME Term SOFR 3 month Index + 1.3616%, 5.6517% 1/22/2035 (b)(c)(d)	36,551,000	36,656,303
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.382% 7/15/2034 (b)(c)(d)	24,703,000	24,712,733
MAGNE AR Series 2021-27A Class AR, CME Term SOFR 3 month Index + 1.4016%, 5.6948% 10/20/2034 (b)(c)(d)	7,927,000	7,930,964
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 6.1433% 10/25/2037 (b)(c)(d)	39,908,000	40,164,169
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.603% 1/25/2038 (b)(c)(d)	15,750,000	15,849,808
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 5.5748% 4/20/2034 (b)(c)(d)	31,864,000	31,931,265
Magnetite Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.3916%, 5.6917% 1/25/2035 (b)(c)(d)	26,894,000	26,948,218
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.652% 7/15/2037 (b)(c)(d)	33,543,000	33,715,679
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.4163% 1/25/2038 (b)(c)(d)	23,627,000	23,711,537
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 5.542% 1/15/2038 (b)(c)(d)	25,943,000	26,102,134
Milos CLO Ltd Series 2020-1A Class AR, CME Term SOFR 3 month Index + 1.3316%, 5.6248% 10/20/2030 (b)(c)(d)	16,508,648	16,556,523
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.6932% 7/18/2038 (b)(c)(d)	25,542,000	25,702,787
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6432% 7/20/2037 (b)(c)(d)	42,834,000	43,076,398
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.5801% 1/22/2038 (b)(c)(d)	28,787,000	28,960,528
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.6232% 10/20/2037 (b)(c)(d)	23,091,000	23,224,235
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.4619% 2/20/2038 (b)(c)(d)	19,767,000	19,776,884
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.7215% 1/18/2038 (b)(c)(d)	9,939,000	9,986,469
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.45% 1/15/2033 (b)(c)(d)	15,466,000	15,491,581
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 0.8% 2/15/2033 (b)(c)(d)(f)	29,570,000	29,570,000
Peace Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6848% 10/20/2034 (b)(c)(d)	13,185,000	13,213,691
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (d)	18,642,961	17,486,166
Rockland Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3816%, 5.6748% 4/20/2034 (b)(c)(d)	46,460,000	46,524,906
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.652% 10/15/2039 (b)(c)(d)	12,702,000	12,759,159
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.642% 1/15/2037 (b)(c)(d)	42,692,000	42,810,300
SYMP Series 2022-32A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.6103% 4/23/2035 (b)(c)(d)	44,162,000	44,244,142
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.822% 4/15/2037 (b)(c)(d)	22,556,000	22,690,682
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.6348% 4/20/2033 (b)(c)(d)	31,303,218	31,352,145
Thunderbolt Aircraft Lease Series 2018-A Class A, 4.147% 9/15/2038 (b)(d)	17,892,669	17,209,573
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (d)	22,599,468	21,473,789
Trapeza Cdo Xii Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 5.1177% 4/6/2042 (b)(c)(d)	2,720,000	2,034,905
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.5904% 1/20/2038 (b)(c)(d)	10,821,000	10,859,663
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,747,977,364
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (d)	12,873,993	13,007,019
MULTI-NATIONAL - 0.3%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.7932% 4/18/2037 (b)(c)(d)	21,260,000	21,396,935
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2022-1A Class A, CME Term SOFR 3 month Index + 1.5%, 5.7932% 7/20/2035 (b)(c)(d)	28,071,000	28,071,000
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 1.18% 4/20/2038 (b)(c)(d)	28,071,000	28,071,000
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.8001% 7/27/2037 (b)(c)(d)	28,926,000	29,058,626
TOTAL MULTI-NATIONAL		106,597,561
UNITED STATES - 3.1%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (d)	19,120,384	19,641,963
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (d)	17,403,652	17,878,401
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (d)	15,720,000	16,034,400
AASET Trust Series 2018-1A Class A, 3.844% 1/16/2038 (d)	5,710,113	5,167,668
AASET Trust Series 2019-1 Class A, 3.844% 5/15/2039 (d)	700,743	679,748
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (d)	15,362,890	14,825,331
AASET Trust Series 2019-2 Class B, 4.458% 10/16/2039 (d)	5,909,968	3,576,984
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (d)	16,697,604	15,802,904
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (d)	41,171,041	38,035,763
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (d)	6,200,000	6,249,921
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (d)	2,993,544	3,000,409
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6401% 7/20/2037 (b)(c)(d)	24,948,049	25,037,862
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.9123% 10/20/2037 (b)(c)(d)	9,150,000	9,193,993
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (d)	21,876,000	22,173,514
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (d)	5,739,373	5,510,273
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (d)	909,909	814,310
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6936% 1/15/2035 (b)(c)(d)	33,084,000	33,174,584
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (d)	34,365,426	31,827,498
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 4.213% 12/16/2041 (d)(g)	13,856,838	13,831,064
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (d)	5,301,131	5,142,098
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (d)	17,839,618	16,680,500
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (d)	11,988,233	9,081,087
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (d)	3,066,505	2,967,482
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.6101% 4/20/2035 (b)(c)(d)	39,364,000	39,389,665
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (d)	5,553,347	5,504,196
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (d)	29,501,460	28,923,659
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (d)	2,679,075	2,620,174
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (d)	2,774,635	2,784,398
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (d)	6,812,000	6,917,709
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (d)	7,600,000	7,620,325
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.812% 7/15/2037 (b)(c)(d)	27,328,000	27,503,282
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (d)	10,568,568	10,642,363
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.7719% 1/15/2038 (b)(c)(d)	24,517,000	24,639,585
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/2033 (d)	9,900,000	9,690,197
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (d)	43,366,000	43,585,024
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (d)	36,673,000	37,281,772
Gm Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	7,077,000	7,102,154
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (d)	19,865,000	20,019,891
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 5.4688% 1/25/2038 (b)(c)(d)	24,660,000	24,719,036
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.9013% 10/20/2037 (b)(c)(d)	25,065,000	25,207,169
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (d)	8,734,173	8,525,310
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (d)	21,560,000	21,932,703
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (d)	16,000,000	16,185,829
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCH1 Class M4, CME Term SOFR 1 month Index + 1.3595%, 5.6788% 1/25/2036 (b)(c)	46,003	45,810
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (d)	5,269,111	5,358,942
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (d)	26,942,000	25,342,374
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (d)	25,800,425	25,018,440
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (d)	23,055,058	21,491,161
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.985% 7/25/2054 (b)(c)(d)	9,841,146	9,838,000
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (d)	7,291,609	7,138,020
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (d)	19,332,096	18,365,492
SAPPHIRE AVIATION FINANCE Series 2020-1A Class B, 4.335% 3/15/2040 (d)	1,851,107	1,684,507
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (d)	12,544,000	12,227,441
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (d)	9,591,000	8,903,005
SFS Auto Receivables Securitization Trust Series 2023-1A Class A2A, 5.89% 3/22/2027 (d)	1,443,407	1,446,029
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (d)	23,348,483	24,408,499
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (d)	44,783,760	45,745,994
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (d)	26,623,275	27,514,934
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (d)	32,161,395	32,682,316
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (d)	33,533,955	33,377,730
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (d)	15,861,248	15,903,004
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.2938% 9/25/2034 (b)(c)	78,494	80,903
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/2026 (d)	11,459,518	11,494,823
Tesla Auto Lease Trust Series 2023-B Class A3, 6.13% 9/21/2026 (d)	18,625,274	18,734,847
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (d)	3,203,651	3,211,013
TOWD Point Mortgage Trust Series 2018-1 Class A1, 3% 1/25/2058 (d)	817,948	805,303
Toyota Lease Owner Trust Series 2023-A Class A3, 4.93% 4/20/2026 (d)	7,962,680	7,970,494
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (d)	3,351,314	3,355,897
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (d)	18,100,000	18,189,177
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (d)	12,892,696	13,339,380
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	8,696,000	8,759,043
TOTAL UNITED STATES		1,089,554,776
TOTAL ASSET-BACKED SECURITIES (Cost $3,034,906,946)		3,027,227,875

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Financials - 0.2%
Banks - 0.2%
Discover Bank ICE IBA - USD SOFR SPREAD-ADJ ICE SWAP RATE 5Y + 1.73%, 5.974% 8/9/2028 (b)(c)	15,090,000	15,343,711
KeyBank NA/Cleveland OH 6.95% 2/1/2028	3,200,000	3,371,827
Regions Bank/Birmingham AL 6.45% 6/26/2037	42,478,000	44,812,028

TOTAL BANK NOTES (Cost $58,934,542)		63,527,566

Collateralized Mortgage Obligations - 2.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.1%
Bravo Residential Funding Trust Series 2023-RPL1 Class A1, 5% 5/25/2063 (d)	15,324,960	15,230,800
CFMT LLC Series 2022-HB10 Class A, 3.25% 11/25/2035 (d)	5,076,529	5,031,499
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(d)	6,527,136	6,394,046
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(d)	5,501,984	5,434,878
CSMC Trust Series 2014-3R Class 2A1, CME Term SOFR 1 month Index + 0.8145%, 0% 5/27/2037 (b)(c)(d)(k)	316,680	32
CSMC Trust Series 2014-3R Class 4A1, CME Term SOFR 1 month Index + 0.3945%, 4.6216% 5/27/2037 (b)(c)(d)	234,084	226,391
CSMC Trust Series 2015-1R Class 6A1, CME Term SOFR 1 month Index + 0.3945%, 4.6216% 5/27/2037 (b)(c)(d)	26,397	26,160
Fannie Mae Guaranteed REMICS Series 1999-17 Class PG, 6% 4/25/2029	90,804	92,242
Fannie Mae Guaranteed REMICS Series 1999-25 Class Z, 6% 6/25/2029	97,882	98,364
Fannie Mae Guaranteed REMICS Series 1999-32 Class PL, 6% 7/25/2029	125,035	127,331
Fannie Mae Guaranteed REMICS Series 1999-33 Class PK, 6% 7/25/2029	94,137	95,800
Fannie Mae Guaranteed REMICS Series 2001-20 Class Z, 6% 5/25/2031	124,362	126,931
Fannie Mae Guaranteed REMICS Series 2001-31 Class ZC, 6.5% 7/25/2031	50,329	50,980
Fannie Mae Guaranteed REMICS Series 2001-52 Class YZ, 6.5% 10/25/2031	18,119	18,751
Fannie Mae Guaranteed REMICS Series 2002-16 Class ZD, 6.5% 4/25/2032	56,685	58,302
Fannie Mae Guaranteed REMICS Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.2665% 2/25/2032 (b)(c)	11,951	11,990
Fannie Mae Guaranteed REMICS Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4531% 3/18/2032 (b)(c)	21,343	21,533
Fannie Mae Guaranteed REMICS Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4665% 4/25/2032 (b)(c)	22,364	22,548
Fannie Mae Guaranteed REMICS Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4665% 10/25/2032 (b)(c)	27,550	27,778
Fannie Mae Guaranteed REMICS Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 5.2165% 1/25/2032 (b)(c)	11,016	11,039
Fannie Mae Guaranteed REMICS Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.0835% 11/25/2032 (b)(h)	35,608	891
Fannie Mae Guaranteed REMICS Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6335% 12/25/2033 (b)(h)	447,434	51,172
Fannie Mae Guaranteed REMICS Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6335% 3/25/2033 (b)(h)	25,005	2,554
Fannie Mae Guaranteed REMICS Series 2005-102 Class CO, 0% 11/25/2035 (i)	62,041	53,285
Fannie Mae Guaranteed REMICS Series 2005-39 Class TE, 5% 5/25/2035	17,610	17,839
Fannie Mae Guaranteed REMICS Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.2535% 6/25/2035 (b)(h)	578,549	42,123
Fannie Mae Guaranteed REMICS Series 2005-72 Class ZC, 5.5% 8/25/2035	1,742,409	1,790,664
Fannie Mae Guaranteed REMICS Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 5.9371% 8/25/2035 (b)(c)	12,278	12,669
Fannie Mae Guaranteed REMICS Series 2005-79 Class ZC, 5.9% 9/25/2035	790,544	774,973
Fannie Mae Guaranteed REMICS Series 2005-81 Class PC, 5.5% 9/25/2035	219,959	225,457
Fannie Mae Guaranteed REMICS Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 2.2135% 11/25/2036 (b)(h)	332,194	31,789
Fannie Mae Guaranteed REMICS Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.1735% 12/25/2036 (b)(h)	209,309	20,659
Fannie Mae Guaranteed REMICS Series 2006-12 Class BO, 0% 10/25/2035 (i)	275,217	243,516
Fannie Mae Guaranteed REMICS Series 2006-15 Class OP, 0% 3/25/2036 (i)	427,023	361,260
Fannie Mae Guaranteed REMICS Series 2006-37 Class OW, 0% 5/25/2036 (i)	45,603	36,955
Fannie Mae Guaranteed REMICS Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 1.9735% 5/25/2037 (b)(h)	111,892	12,066
Fannie Mae Guaranteed REMICS Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 13.8211% 6/25/2037 (b)(c)	97,803	119,297
Fannie Mae Guaranteed REMICS Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index x 38.9131%, 12.8011% 7/25/2037 (b)(c)	134,799	165,574
Fannie Mae Guaranteed REMICS Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 12.8011% 7/25/2037 (b)(c)	29,259	32,457
Fannie Mae Guaranteed REMICS Series 2010-135 Class ZA, 4.5% 12/25/2040	1,583,895	1,523,261
Fannie Mae Guaranteed REMICS Series 2010-150 Class ZC, 4.75% 1/25/2041	3,191,486	3,145,728
Fannie Mae Guaranteed REMICS Series 2011-39 Class ZA, 6% 11/25/2032	495,640	511,530
Fannie Mae Guaranteed REMICS Series 2011-4 Class PZ, 5% 2/25/2041	1,165,384	1,158,746
Fannie Mae Guaranteed REMICS Series 2011-67 Class AI, 4% 7/25/2026 (h)	8,186	69
Fannie Mae Guaranteed REMICS Series 2012-100 Class WI, 3% 9/25/2027 (h)	660,928	16,433
Fannie Mae Guaranteed REMICS Series 2012-149 Class DA, 1.75% 1/25/2043	1,526,562	1,414,488
Fannie Mae Guaranteed REMICS Series 2012-149 Class GA, 1.75% 6/25/2042	1,910,368	1,766,020
Fannie Mae Guaranteed REMICS Series 2012-67 Class AI, 4.5% 7/25/2027 (h)	7,332	123
Fannie Mae Guaranteed REMICS Series 2012-70 Class FB, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.9165% 7/25/2042 (b)(c)	11,215,996	11,125,304
Fannie Mae Guaranteed REMICS Series 2012-9 Class SH, 6.4355% - U.S. 30-Day Avg. SOFR Index 2.0835% 6/25/2041 (b)(h)	18,947	82
Fannie Mae Guaranteed REMICS Series 2013-133 Class IB, 3% 4/25/2032 (h)	87,680	500
Fannie Mae Guaranteed REMICS Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 1.5835% 1/25/2044 (b)(h)	398,758	42,285
Fannie Mae Guaranteed REMICS Series 2015-42 Class IL, 6% 6/25/2045 (h)	2,068,060	308,443
Fannie Mae Guaranteed REMICS Series 2015-70 Class JC, 3% 10/25/2045	3,086,770	2,934,717
Fannie Mae Guaranteed REMICS Series 2017-30 Class AI, 5.5% 5/25/2047 (h)	1,240,585	183,224
Fannie Mae Guaranteed REMICS Series 2017-32 Class PA, 2.7% 5/25/2047	16,340,623	14,811,894
Fannie Mae Guaranteed REMICS Series 2017-37 Class AB, 2.55% 9/25/2046	4,057,230	3,703,874
Fannie Mae Guaranteed REMICS Series 2019-76 Class FC, U.S. 30-Day Avg. SOFR Index + 0.6145%, 4.9665% 12/25/2049 (b)(c)	6,051,485	5,908,045
Fannie Mae Guaranteed REMICS Series 2021-59 Class H, 2% 6/25/2048	2,285,800	1,890,848
Fannie Mae Guaranteed REMICS Series 2021-66 Class DA, 2% 1/25/2048	2,422,214	2,017,425
Fannie Mae Guaranteed REMICS Series 2021-66 Class DM, 2% 1/25/2048	2,574,120	2,143,945
Fannie Mae Guaranteed REMICS Series 2021-69 Class JK, 1.5% 10/25/2051	3,712,340	3,109,039
Fannie Mae Guaranteed REMICS Series 2021-85 Class L, 2.5% 8/25/2048	2,125,380	1,865,962
Fannie Mae Guaranteed REMICS Series 2021-95 Class BA, 2.5% 6/25/2049	15,624,042	13,654,743
Fannie Mae Guaranteed REMICS Series 2021-95, 2.5% 9/25/2048	10,284,070	9,049,017
Fannie Mae Guaranteed REMICS Series 2021-96 Class HA, 2.5% 2/25/2050	3,464,500	3,013,679
Fannie Mae Guaranteed REMICS Series 2022-1 Class KA, 3% 5/25/2048	3,314,103	3,034,266
Fannie Mae Guaranteed REMICS Series 2022-11 Class B, 3% 6/25/2049	4,586,486	4,195,352
Fannie Mae Guaranteed REMICS Series 2022-13 Class HA, 3% 8/25/2046	3,631,273	3,389,816
Fannie Mae Guaranteed REMICS Series 2022-13 Class JA, 3% 5/25/2048	6,584,041	6,029,493
Fannie Mae Guaranteed REMICS Series 2022-15 Class GC, 3% 1/25/2047	5,268,758	4,909,606
Fannie Mae Guaranteed REMICS Series 2022-17 Class BH, 3% 5/25/2047	5,732,145	5,366,732
Fannie Mae Guaranteed REMICS Series 2022-2 Class TH, 2.5% 2/25/2052	2,097,385	1,906,655
Fannie Mae Guaranteed REMICS Series 2022-25 Class AB, 4% 9/25/2047	5,704,772	5,541,970
Fannie Mae Guaranteed REMICS Series 2022-3 Class D, 2% 2/25/2048	15,191,566	13,430,441
Fannie Mae Guaranteed REMICS Series 2022-3 Class N, 2% 10/25/2047	39,306,522	34,399,154
Fannie Mae Guaranteed REMICS Series 2022-35 Class CK, 4% 3/25/2047	12,095,650	11,666,116
Fannie Mae Guaranteed REMICS Series 2022-4 Class B, 2.5% 5/25/2049	2,518,608	2,204,401
Fannie Mae Guaranteed REMICS Series 2022-49 Class TC, 4% 12/25/2048	2,707,929	2,623,630
Fannie Mae Guaranteed REMICS Series 2022-5 Class DA, 2.25% 11/25/2047	12,697,283	11,251,342
Fannie Mae Guaranteed REMICS Series 2022-7 Class A, 3% 5/25/2048	4,708,195	4,311,338
Fannie Mae Guaranteed REMICS Series 2022-7 Class E, 2.5% 11/25/2047	15,101,562	13,533,745
Fannie Mae Guaranteed REMICS Series 2023-13 Class CK, 1.5% 11/25/2050	11,780,446	9,376,134
Fannie Mae Guaranteed REMICS Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.802% 11/25/2053 (b)(c)	14,563,439	14,668,629
Fannie Mae Guaranteed REMICS Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.882% 7/25/2054 (b)(c)	4,059,695	4,078,293
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	11,494	11,753
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (i)	137,640	113,954
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (i)	217,868	181,442
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (h)	1,061,826	44,266
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 9/25/2054 (b)(c)	5,765,702	5,774,913
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.752% 2/25/2055 (b)(c)	9,598,950	9,619,734
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.752% 9/25/2054 (b)(c)	9,621,066	9,635,934
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 2/25/2055 (b)(c)	11,808,376	11,830,027
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.502% 2/25/2055 (b)(c)	5,028,189	5,040,264
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	6,712,907	6,344,949
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	10,675,102	10,018,646
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	8,657,009	8,497,623
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	5,048,675	4,622,600
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (h)	111,591	16,321
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (h)	104,047	15,532
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (b)(h)	72,657	13,324
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (b)(h)	44,523	6,952
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (h)	67,974	11,732
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (b)(h)	40,222	7,203
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (h)	443,873	72,326
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class CJ, 6.5% 4/15/2028	2,750	2,780
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	30,566	31,039
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	90,605	92,146
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	4,675,654	4,539,418
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	3,263,974	2,866,161
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	1,979,696	1,727,631
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	3,332,080	2,929,116
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	4,672,880	3,910,288
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	49,432	50,440
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	337,320	344,337
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	22,911	23,338
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	54,500	55,578
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	97,017	98,986
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	59,041	60,235
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	34,629	35,077
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	33,045	33,750
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	324,229	332,026
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2380 Class SY, 8.0855% - U.S. 30-Day Avg. SOFR Index 3.7469% 11/15/2031 (b)(h)	3,640	155
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.2531% 1/15/2032 (b)(c)	8,555	8,582
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3531% 3/15/2032 (b)(c)	12,210	12,279
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4531% 3/15/2032 (b)(c)	11,680	11,774
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3531% 6/15/2031 (b)(c)	19,683	19,781
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3531% 3/15/2032 (b)(c)	6,833	6,870
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	88,263	90,986
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	117,397	119,415
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	226,845	233,865
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2587 Class IM, 6.5% 3/15/2033 (h)	2,982	454
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	612,121	617,407
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	129,809	132,752
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	1,675,934	1,657,024
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	961,592	992,977
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	1,055,471	1,039,221
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2998 Class LY, 5.5% 7/15/2025	1,832	1,830
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	500,652	508,871
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3110 Class OP, 0% 9/15/2035 (i)	38,658	37,775
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.1469% 2/15/2036 (b)(h)	151,740	13,465
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (i)	520,216	423,300
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3121 Class KO, 0% 3/15/2036 (i)	76,925	66,349
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (i)	279,646	229,882
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3145 Class GO, 0% 4/15/2036 (i)	309,662	256,872
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	493,662	513,848
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	1,472,687	1,502,465
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.2069% 11/15/2036 (b)(h)	711,543	61,384
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	154,133	157,603
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.1269% 6/15/2037 (b)(h)	466,036	51,401
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.7031% 5/15/2037 (b)(c)	546,562	533,142
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	224,311	226,152
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	2,266,714	2,288,060
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	355,829	353,457
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	1,445,673	1,344,487
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (h)	599,806	40,484
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4281 Class AI, 4% 12/15/2028 (h)	1,432	7
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (h)	4,279	32
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (h)	908,470	35,189
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	1,035,373	1,020,618
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	2,990,539	2,871,972
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	2,242,680	2,034,487
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5050 Class KP, 1% 12/25/2050	2,447,178	2,013,330
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5058 Class BE, 3% 11/25/2050	7,987,791	6,920,774
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5066 Class A, 1.5% 11/25/2044	2,463,531	2,150,742
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5083 Class VA, 1% 8/15/2038	6,506,346	6,155,901
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5115 Class A, 2% 3/25/2040	2,152,392	1,917,447
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5139 Class JC, 2% 8/25/2040	2,069,058	1,820,608
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	2,763,700	2,302,342
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5147 Class WN, 2% 1/25/2040	2,201,485	1,956,200
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	3,694,484	3,085,344
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	3,648,025	3,013,782
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class BA, 2.5% 5/25/2049	14,195,776	12,415,182
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	3,308,287	2,886,332
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	12,459,644	10,773,240
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class CT, 2% 11/25/2040	2,252,337	1,974,417
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class TP, 2.5% 4/25/2049	8,183,369	7,158,261
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	2,474,845	2,211,837
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	16,468,529	14,486,267
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	2,645,882	2,313,103
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	5,696,671	4,980,255
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	2,470,746	2,206,760
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	4,767,396	4,167,149
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	2,909,558	2,510,442
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	4,767,413	4,167,152
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	1,874,969	1,676,042
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	8,222,223	7,390,144
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5199 Class PH, 2.25% 3/25/2052	271,957	236,938
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5200 Class C, 3% 5/25/2048	11,377,639	10,497,192
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	2,536,630	2,314,349
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class BC, 3% 5/25/2048	10,211,619	9,349,905
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	2,011,745	1,800,397
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	3,925,662	3,521,444
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class AB, 3% 1/25/2042	6,176,344	5,753,709
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class TA, 3.5% 11/25/2046	3,474,303	3,269,897
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class AH, 2.25% 4/25/2037	8,732,777	8,179,674
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	3,826,675	3,835,356
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	8,905,893	8,817,996
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.502% 2/25/2055 (b)(c)	8,335,775	8,346,003
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 2/25/2055 (b)(c)	4,740,732	4,728,024
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.602% 10/25/2054 (b)(c)	8,921,699	8,943,872
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	114,963	117,181
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	10,414	10,600
Freddie Mac Non Gold Pool Series 1998-2104 Class PG, 6% 12/15/2028	2,387	2,433
Freddie Mac Non Gold Pool Series 1999-2114 Class ZM, 6% 1/15/2029	1,028	1,048
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	17,184	17,473
Freddie Mac Non Gold Pool Series 2006-3225 Class EO, 0% 10/15/2036 (i)	159,672	130,197
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.7599% 5/20/2060 (b)(c)(j)	836,418	834,759
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.74% 8/20/2060 (b)(c)(j)	245,333	244,523
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.82% 12/20/2060 (b)(c)(j)	616,150	614,485
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.94% 12/20/2060 (b)(c)(j)	538,566	538,181
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.94% 2/20/2061 (b)(c)(j)	507,473	506,960
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.93% 2/20/2061 (b)(c)(j)	594,135	593,404
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.94% 4/20/2061 (b)(c)(j)	583,359	582,961
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.94% 5/20/2061 (b)(c)(j)	600,237	599,550
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.94% 5/20/2061 (b)(c)(j)	541,130	540,707
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.97% 6/20/2061 (b)(c)(j)	623,290	623,087
Ginnie Mae Mortgage pass-thru certificates Series 2011-H20 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.99% 9/20/2061 (b)(c)(j)	130,820	130,811
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.04% 10/20/2061 (b)(c)(j)	663,449	663,803
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.14% 11/20/2061 (b)(c)(j)	827,256	828,609
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.14% 1/20/2062 (b)(c)(j)	398,219	398,953
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.07% 1/20/2062 (b)(c)(j)	816,700	817,481
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.07% 3/20/2062 (b)(c)(j)	391,777	392,034
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 5.09% 5/20/2061 (b)(c)(j)	24,660	24,649
Ginnie Mae Mortgage pass-thru certificates Series 2012-H23 Class WA, CME Term SOFR 1 month Index + 0.6345%, 4.96% 10/20/2062 (b)(c)(j)	100,597	100,535
Ginnie Mae Mortgage pass-thru certificates Series 2013-H07 Class BA, CME Term SOFR 1 month Index + 0.36%, 4.8% 3/20/2063 (b)(c)(j)	153,724	153,349
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.04% 1/20/2064 (b)(c)(j)	356,658	356,851
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 5.04% 12/20/2063 (b)(c)(j)	598,774	599,133
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 4.94% 6/20/2064 (b)(c)(j)	493,872	493,526
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 4.72% 5/20/2063 (b)(c)(j)	19,794	19,598
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (j)	38,604	37,557
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 4.64% 4/20/2063 (b)(c)(j)	25,586	25,308
Ginnie Mae Mortgage pass-thru certificates Series 2016-H13 Class FB, 1 year U.S. Treasury Index + 0.5%, 4.73% 5/20/2066 (b)(c)(j)	98,777	98,226
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.84% 12/20/2062 (b)(c)(j)	5,955	5,912
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	2,306,282	2,093,323
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.58% 8/20/2066 (b)(c)(j)	1,457,986	1,448,824
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	771,200	762,835
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.0737% 5/16/2034 (b)(h)	163,539	10,454
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 2.7737% 8/17/2034 (b)(h)	154,018	13,210
Ginnie Mae REMIC pass-thru certificates Series 2007-35 Class SC, CME Term SOFR 1 month Index x 39.5131%, 13.642% 6/16/2037 (b)(c)	5,147	5,861
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.2637% 6/16/2037 (b)(h)	290,069	28,064
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	1,086,816	1,043,483
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	4,687,657	4,537,370
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	1,035,954	1,001,783
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.9799% 3/20/2060 (b)(c)(j)	1,066,582	1,066,396
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (h)	71,424	3,396
Ginnie Mae REMIC pass-thru certificates Series 2011-52 Class HI, 7% 4/16/2041 (h)	33,288	4,227
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 1.6737% 7/20/2041 (b)(h)	449,179	41,870
Ginnie Mae REMIC pass-thru certificates Series 2012-98 Class FA, CME Term SOFR 1 month Index + 0.5145%, 4.8263% 8/20/2042 (b)(c)	170,262	167,192
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	2,133,692	2,088,531
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	8,098,609	7,372,561
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	3,029,007	2,788,089
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	5,147,845	4,661,622
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	4,162,531	3,794,660
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	3,808,410	3,499,889
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	8,032,769	7,201,621
Ginnie Mae REMIC pass-thru certificates Series 2017-153 Class GA, 3% 9/20/2047	4,446,474	4,024,139
Ginnie Mae REMIC pass-thru certificates Series 2017-182 Class KA, 3% 10/20/2047	3,539,161	3,213,894
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	502,810	461,767
Ginnie Mae REMIC pass-thru certificates Series 2018-13 Class Q, 3% 4/20/2047	4,056,298	3,778,576
Ginnie Mae REMIC pass-thru certificates Series 2019-11 Class F, CME Term SOFR 1 month Index + 0.5145%, 4.8263% 1/20/2049 (b)(c)	4,299,829	4,265,141
Ginnie Mae REMIC pass-thru certificates Series 2019-128 Class FH, CME Term SOFR 1 month Index + 0.6145%, 4.9263% 10/20/2049 (b)(c)	1,701,849	1,670,185
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.8763% 2/20/2049 (b)(c)	3,365,217	3,315,928
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.2549% 5/20/2065 (b)(j)	357,730	352,774
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (d)	4,963,433	4,784,894
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (b)(d)	4,833,339	4,520,925
New Residential Mortgage Loan Trust Series 2019-1A Class A1B, 3.5% 10/25/2059 (d)	9,469,327	8,778,574
New York Mortgage Trust Series 2021-SP1 Class A1, 4.6696% 8/25/2061 (d)	13,057,273	12,775,789
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (d)	3,576,154	3,304,480
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (d)	5,955,946	5,559,554
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (d)	1,656,937	1,636,135
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (d)	1,614,711	1,574,718
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (d)	3,992,419	3,987,178
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (d)	10,051,648	9,500,434
PRPM LLC Series 2021-RPL1 Class A1, 1.319% 7/25/2051 (d)	7,400,953	6,826,222
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (d)	3,226,175	3,156,361
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(d)	11,777,516	11,349,821
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (d)	3,800,298	3,628,233
RMF Buyout Issuance Trust Series 2021-HB1 Class A, 1.2586% 11/25/2031 (d)	906,610	903,838
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.5914% 7/20/2034 (b)(c)	3,177	2,941
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 5.0738% 9/25/2043 (b)(c)	69,285	66,333
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (d)	14,901,247	14,016,273
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 7.42% 9/25/2033 (b)	7,520	7,557
TOTAL UNITED STATES		751,297,265
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $755,144,470)		751,297,265

Commercial Mortgage Securities - 4.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.9%
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (d)	22,568,000	21,242,131
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (d)	5,065,000	4,514,181
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class CNM, 3.7186% 11/5/2032 (b)(d)	2,095,000	1,738,745
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.462% 1/15/2039 (b)(c)(d)	21,620,641	21,559,832
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class B, CME Term SOFR 1 month Index + 1.55%, 5.862% 1/15/2039 (b)(c)(d)	4,083,798	4,056,998
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class C, CME Term SOFR 1 month Index + 2.15%, 6.462% 1/15/2039 (b)(c)(d)	2,915,703	2,892,013
BANK Series 2018-BN10 Class A5, 3.688% 2/15/2061	965,000	935,819
BANK Series 2019-BN20 Class ASB, 2.933% 9/15/2062	736,000	708,671
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	26,963,000	24,448,735
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	2,221,705	2,125,955
BANK Series 2020-BN25 Class XB, 0.4365% 1/15/2063 (b)(h)	27,800,000	531,984
BANK Series 2021-BN33 Class XA, 1.0458% 5/15/2064 (b)(h)	14,447,680	642,150
Bayview Commercial Asset Trust Series 2005-3A Class A2, CME Term SOFR 1 month Index + 0.7145%, 5.0338% 11/25/2035 (b)(c)(d)	10,847	10,482
Bayview Commercial Asset Trust Series 2005-4A Class A2, CME Term SOFR 1 month Index + 0.6995%, 5.0188% 1/25/2036 (b)(c)(d)	25,618	24,523
Bayview Commercial Asset Trust Series 2005-4A Class M1, CME Term SOFR 1 month Index + 0.7895%, 5.1088% 1/25/2036 (b)(c)(d)	8,264	7,878
Bayview Commercial Asset Trust Series 2006-4A Class A2, CME Term SOFR 1 month Index + 0.5195%, 4.8388% 12/25/2036 (b)(c)(d)	55,453	51,788
Bayview Commercial Asset Trust Series 2007-1 Class A2, CME Term SOFR 1 month Index + 0.5195%, 4.8388% 3/25/2037 (b)(c)(d)	13,880	13,067
Bayview Commercial Asset Trust Series 2007-2A Class A1, CME Term SOFR 1 month Index + 0.3845%, 4.8388% 7/25/2037 (b)(c)(d)	46,656	43,432
Bayview Commercial Asset Trust Series 2007-2A Class A2, CME Term SOFR 1 month Index + 0.4345%, 4.9138% 7/25/2037 (b)(c)(d)	43,733	40,706
Bayview Commercial Asset Trust Series 2007-2A Class M1, CME Term SOFR 1 month Index + 0.4845%, 4.9888% 7/25/2037 (b)(c)(d)	14,926	14,136
Bayview Commercial Asset Trust Series 2007-3 Class A2, CME Term SOFR 1 month Index + 0.5495%, 4.8688% 7/25/2037 (b)(c)(d)	15,316	14,396
Bayview Commercial Asset Trust Series 2007-3 Class M1, CME Term SOFR 1 month Index + 0.5795%, 4.8988% 7/25/2037 (b)(c)(d)	8,125	7,417
Bayview Commercial Asset Trust Series 2007-3 Class M2, CME Term SOFR 1 month Index + 0.6245%, 4.9438% 7/25/2037 (b)(c)(d)	8,701	7,850
Bayview Commercial Asset Trust Series 2007-3 Class M3, CME Term SOFR 1 month Index + 0.6695%, 4.9888% 7/25/2037 (b)(c)(d)	13,950	12,822
Bayview Commercial Asset Trust Series 2007-3 Class M4, CME Term SOFR 1 month Index + 0.8645%, 5.1838% 7/25/2037 (b)(c)(d)	22,003	20,196
Bayview Commercial Asset Trust Series 2007-3 Class M5, CME Term SOFR 1 month Index + 1.0145%, 5.3338% 7/25/2037 (b)(c)(d)(k)	13,346	14,981
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	3,988,000	3,903,781
Benchmark Mortgage Trust Series 2018-B7 Class A4, 4.51% 5/15/2053	2,500,000	2,449,882
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/2052	49,694,000	48,253,470
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	6,658,000	6,387,303
Benchmark Mortgage Trust Series 2019-B13 Class A4, 2.952% 8/15/2057	25,034,000	23,114,591
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.7554% 12/15/2062 (b)(h)	135,923,822	3,068,589
Benchmark Mortgage Trust Series 2020-B17 Class XA, 1.4018% 3/15/2053 (b)(h)	118,774,654	5,705,174
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.654% 3/15/2041 (b)(c)(d)	14,420,278	14,424,785
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.6838% 6/15/2041 (b)(c)(d)	19,969,000	19,981,481
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.9534% 6/15/2041 (b)(c)(d)	9,859,000	9,859,000
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 6.1531% 6/15/2041 (b)(c)(d)	6,971,000	6,971,000
BPR Trust Series 2022-OANA Class A, CME Term SOFR 1 month Index + 1.898%, 6.2099% 4/15/2037 (b)(c)(d)	75,674,000	75,768,509
BPR Trust Series 2022-OANA Class B, CME Term SOFR 1 month Index + 2.447%, 6.7589% 4/15/2037 (b)(c)(d)	21,804,000	21,831,255
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7035% 3/15/2041 (b)(c)(d)	72,316,000	72,406,395
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.3583% 4/15/2034 (b)(c)(d)	15,288,935	15,193,379
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.6583% 4/15/2034 (b)(c)(d)	16,075,000	15,954,438
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.9583% 4/15/2034 (b)(c)(d)	10,627,000	10,540,655
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 6.2583% 4/15/2034 (b)(c)(d)	11,156,000	11,058,385
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1156% 10/15/2036 (b)(c)(d)	43,844,000	43,617,831
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 5.3253% 10/15/2036 (b)(c)(d)	6,559,000	6,522,105
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.5251% 10/15/2036 (b)(c)(d)	8,779,000	8,718,644
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.7248% 10/15/2036 (b)(c)(d)	8,523,000	8,459,078
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 6.374% 10/15/2036 (b)(c)(d)	29,632,000	29,539,400
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.8029% 4/15/2037 (b)(c)(d)	27,612,488	27,621,117
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.3248% 2/15/2039 (b)(c)(d)	35,803,336	35,736,206
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.6242% 2/15/2039 (b)(c)(d)	14,239,400	14,212,752
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.8736% 2/15/2039 (b)(c)(d)	12,294,100	12,287,809
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 6.2727% 2/15/2039 (b)(c)(d)	12,294,100	12,263,364
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.0733% 12/9/2040 (b)(c)(d)	16,682,289	16,718,782
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.5027% 12/9/2040 (b)(c)(d)	3,688,161	3,698,534
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 6.952% 12/9/2040 (b)(c)(d)	1,997,665	2,003,907
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6047% 12/15/2039 (b)(c)(d)	9,695,000	9,691,970
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.9475% 5/15/2041 (b)(d)	37,511,474	37,581,808
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2265% 2/15/2036 (b)(c)(d)	2,800,000	2,796,500
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.0965% 6/15/2038 (b)(c)(d)	14,203,152	14,167,645
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 6.2519% 4/15/2037 (b)(c)(d)	15,775,200	15,780,131
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.6019% 4/15/2037 (b)(c)(d)	3,559,500	3,560,612
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 7.1509% 4/15/2037 (b)(c)(d)	2,980,600	2,981,531
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.7537% 4/15/2041 (b)(c)(d)	45,062,881	45,119,209
BX Trust Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 6.0034% 4/15/2041 (b)(c)(d)	7,182,369	7,184,614
BX Trust Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 6.253% 4/15/2041 (b)(c)(d)	5,962,626	5,964,489
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.7539% 2/15/2039 (b)(c)(d)	34,712,400	34,766,638
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 6.1034% 2/15/2039 (b)(c)(d)	4,343,910	4,349,340
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.0031% 3/15/2041 (b)(c)(d)	12,354,880	12,362,602
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 6.2527% 3/15/2041 (b)(c)(d)	16,401,692	16,411,943
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.4603% 2/15/2035 (b)(c)(d)	24,107,000	24,061,701
BX Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4674% 3/15/2030 (b)(c)(d)	74,017,000	73,924,501
BX Trust Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.717% 3/15/2030 (b)(c)(d)	10,838,000	10,824,452
BX Trust Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.8668% 3/15/2030 (b)(c)(d)	15,268,000	15,248,915
CD Mortgage Trust Series 2017-CD5 Class AAB, 3.22% 8/15/2050	1,410,908	1,385,352
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (d)	52,201,228	49,800,102
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	12,956,350	12,658,860
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3, 3.197% 8/15/2050	4,644,705	4,475,750
Citigroup Commercial Mortgage Trust Series 2015-GC33 Class XA, 0.848% 9/10/2058 (b)(h)	2,305,930	4,248
Citigroup Commercial Mortgage Trust Series 2016-P6 Class XA, 0.5491% 12/10/2049 (b)(h)	2,019,710	14,963
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class XA, 1.0322% 8/10/2056 (b)(h)	13,733,195	463,201
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	12,901,000	12,666,688
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A3, 3.9585% 8/15/2051	4,890,000	4,733,828
CSMC Trust Series 2020-NET Class A, 2.2569% 8/15/2037 (d)	3,996,884	3,911,090
DTP Coml Mtg Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (b)(d)	6,955,000	7,121,788
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1275% 11/15/2038 (b)(c)(d)	59,745,457	59,540,082
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5065% 7/15/2038 (b)(c)(d)	18,692,954	18,692,954
Extended Stay America Trust Series 2021-ESH Class B, CME Term SOFR 1 month Index + 1.4945%, 5.8065% 7/15/2038 (b)(c)(d)	10,646,117	10,652,719
Extended Stay America Trust Series 2021-ESH Class C, CME Term SOFR 1 month Index + 1.8145%, 6.1265% 7/15/2038 (b)(c)(d)	7,849,028	7,853,933
Extended Stay America Trust Series 2021-ESH Class D, CME Term SOFR 1 month Index + 2.3645%, 6.6765% 7/15/2038 (b)(c)(d)	15,730,156	15,749,802
Fannie Mae Guaranteed REMICS Series 2018-M10 Class A2, 3.3549% 7/25/2028 (b)	857,045	833,758
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	2,859,438	2,842,013
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K059 Class A2, 3.12% 9/25/2026 (b)	1,675,000	1,644,730
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K735 Class A2, 2.862% 5/25/2026	3,846,507	3,782,013
GS Mortgage Securities Trust Series 2015-GC34 Class A3, 3.244% 10/10/2048	1,692,046	1,681,388
GS Mortgage Securities Trust Series 2015-GC34 Class XA, 1.2063% 10/10/2048 (b)(h)	1,199,356	3,313
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	2,402,063	2,317,492
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	3,600,000	3,468,016
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.3765% 10/15/2036 (b)(c)(d)	26,417,000	26,252,126
GS Mortgage Securities Trust Series 2021-IP Class B, CME Term SOFR 1 month Index + 1.2645%, 5.5765% 10/15/2036 (b)(c)(d)	4,084,000	4,052,834
GS Mortgage Securities Trust Series 2021-IP Class C, CME Term SOFR 1 month Index + 1.6645%, 5.9765% 10/15/2036 (b)(c)(d)	3,365,000	3,347,285
Intown Mortgage Trust Series 2022-STAY Class A, CME Term SOFR 1 month Index + 2.4886%, 6.8006% 8/15/2039 (b)(c)(d)	37,020,000	37,122,505
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	1,632,170	1,609,070
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A2, 2.8822% 12/15/2049	4,245,522	4,151,483
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class A4, 3.0565% 11/13/2052	8,383,000	7,381,710
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	1,100,000	903,073
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (d)	11,968,000	11,369,602
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (d)	4,047,000	3,065,603
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (d)	6,993,000	4,493,003
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX, 1.116% 7/5/2033 (b)(d)(h)	1,280,000	19,049
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.6071% 5/15/2039 (b)(c)(d)	54,000,000	52,920,000
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 6.1058% 5/15/2039 (b)(c)(d)	37,495,000	35,526,513
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.405% 5/15/2039 (b)(c)(d)	21,010,000	19,854,450
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.8538% 5/15/2039 (b)(c)(d)	18,672,000	17,471,491
LIFE Mortgage Trust Series 2021-BMR Class B, CME Term SOFR 1 month Index + 0.9945%, 5.3065% 3/15/2038 (b)(c)(d)	1,788,183	1,783,712
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 5.5265% 3/15/2038 (b)(c)(d)	4,249,700	4,228,452
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.8265% 3/15/2038 (b)(c)(d)	5,911,500	5,874,553
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 6.1765% 3/15/2038 (b)(c)(d)	5,164,600	5,112,954
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25 Class XA, 0.9824% 10/15/2048 (b)(h)	1,147,833	2,504
Morgan Stanley Capital I Trust Series 2018-BOP Class A, CME Term SOFR 1 month Index + 0.897%, 5.209% 8/15/2033 (b)(c)(d)	236,691	192,903
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	11,199,000	10,996,355
Morgan Stanley Capital I Trust Series 2019-NUGS Class A, CME Term SOFR 1 month Index + 1.0645%, 5.3765% 12/15/2036 (b)(c)(d)	34,300,000	29,436,891
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.1734% 6/15/2054 (b)(h)	41,675,685	1,934,610
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4009% 11/15/2040 (b)(c)(d)	8,720,895	8,759,060
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 8.1499% 11/15/2040 (b)(c)(d)	9,884,800	9,928,058
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 6.3119% 2/15/2039 (b)(c)(d)	10,413,000	10,217,757
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 6.9619% 2/15/2039 (b)(c)(d)	5,415,000	5,299,931
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.1571% 11/15/2038 (b)(c)(d)	40,452,882	40,377,033
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.5061% 11/15/2038 (b)(c)(d)	20,856,289	20,817,184
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.7553% 11/15/2038 (b)(c)(d)	12,953,817	12,929,529
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 6.0045% 11/15/2038 (b)(c)(d)	8,513,046	8,497,083
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.5548% 12/15/2039 (b)(c)(d)	30,282,000	30,291,527
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.9043% 12/15/2039 (b)(c)(d)	7,376,000	7,422,150
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 6.3037% 12/15/2039 (b)(c)(d)	5,437,000	5,443,703
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 0.9721% 12/15/2050 (b)(h)	1,670,251	38,865
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	3,100,000	3,018,792
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (d)	30,230,000	24,803,788
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (d)	1,800,000	1,430,616
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.4294% 10/10/2042 (b)(d)	57,900,000	1,166,836
Wells Fargo Commercial Mortgage Trust Series 2015-C31 Class XA, 0.9362% 11/15/2048 (b)(h)	1,221,541	2,732
Wells Fargo Commercial Mortgage Trust Series 2017-C40 Class A3, 3.317% 10/15/2050	2,600,000	2,518,633
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class XA, 0.8556% 12/15/2050 (b)(h)	2,397,160	47,200
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 0.9035% 8/15/2051 (b)(h)	10,892,333	226,937
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class ASB, 3.635% 5/15/2052	1,697,965	1,668,548
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.6265% 5/15/2031 (b)(c)(d)	25,318,000	25,212,270
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.3026% 8/15/2041 (b)(c)(d)	5,900,000	5,933,066
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.003% 8/15/2041 (b)(c)(d)	14,200,000	14,280,361
TOTAL UNITED STATES		1,766,463,563
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,808,578,138)		1,766,463,563

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
SAUDI ARABIA - 0.1%
Kingdom of Saudi Arabia 3.25% 10/22/2030 (d)	14,315,000	13,147,433
Kingdom of Saudi Arabia 4.5% 4/22/2060 (d)	9,380,000	7,486,412
TOTAL SAUDI ARABIA		20,633,845
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $23,551,012)		20,633,845

Non-Convertible Corporate Bonds - 24.6%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Commonwealth Bank of Australia 3.61% 9/12/2034 (b)(d)	14,950,000	13,989,421
Commonwealth Bank of Australia 3.784% 3/14/2032 (d)	11,585,000	10,601,653
Westpac Banking Corp 4.11% 7/24/2034 (b)	20,547,000	19,718,116

TOTAL AUSTRALIA		44,309,190
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canadian Natural Resources Ltd 5.85% 2/1/2035	12,899,000	13,155,728
Cenovus Energy Inc 3.75% 2/15/2052	23,742,000	16,722,710
Cenovus Energy Inc 5.4% 6/15/2047	3,321,000	3,027,381
Cenovus Energy Inc 6.75% 11/15/2039	3,701,000	4,070,712
		36,976,531
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026	9,377,000	9,232,057
TOTAL CANADA		46,208,588
FRANCE - 0.5%
Financials - 0.5%
Banks - 0.5%
BNP Paribas SA 2.219% 6/9/2026 (b)(d)	40,110,000	39,828,873
BNP Paribas SA 5.786% 1/13/2033 (b)(d)	35,232,000	36,129,334
BPCE SA 4.875% 4/1/2026 (d)	3,984,000	3,988,387
Societe Generale SA 1.488% 12/14/2026 (b)(d)	51,731,000	50,423,735
Societe Generale SA 3.337% 1/21/2033 (b)(d)	21,000,000	18,333,011
Societe Generale SA 4.25% 4/14/2025 (d)	3,837,000	3,833,623
Societe Generale SA 5.5% 4/13/2029 (b)(d)	24,058,000	24,351,276

TOTAL FRANCE		176,888,239
GERMANY - 0.5%
Financials - 0.4%
Capital Markets - 0.4%
Deutsche Bank AG 4.5% 4/1/2025	70,869,000	70,831,695
Deutsche Bank AG/New York NY 3.035% 5/28/2032 (b)	9,360,000	8,232,387
Deutsche Bank AG/New York NY 4.1% 1/13/2026	4,496,000	4,469,774
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (b)	20,750,000	21,722,083
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (b)	34,596,000	36,765,785
		142,021,724
Health Care - 0.1%
Pharmaceuticals - 0.1%
Bayer US Finance II LLC 4.25% 12/15/2025 (d)	46,388,000	46,150,779
TOTAL GERMANY		188,172,503
IRELAND - 0.7%
Financials - 0.5%
Consumer Finance - 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	20,465,000	19,734,064
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	21,434,000	20,130,909
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	22,930,000	20,381,093
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026	16,892,000	16,863,332
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	70,156,000	72,404,972
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 7/15/2025	19,270,000	19,358,234
		168,872,604
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (d)	8,740,000	8,684,566
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (d)	25,641,000	25,505,832
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (d)	31,738,000	31,649,717
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (d)	30,919,000	32,041,937
		97,882,052
TOTAL IRELAND		266,754,656
ITALY - 0.2%
Financials - 0.2%
Banks - 0.2%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (d)	81,601,000	81,866,206
MEXICO - 1.2%
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Petroleos Mexicanos 4.5% 1/23/2026	20,014,000	19,565,286
Petroleos Mexicanos 5.95% 1/28/2031	37,031,000	31,435,616
Petroleos Mexicanos 6.35% 2/12/2048	13,566,000	9,041,739
Petroleos Mexicanos 6.49% 1/23/2027	38,273,000	37,536,245
Petroleos Mexicanos 6.5% 3/13/2027	37,289,000	36,528,304
Petroleos Mexicanos 6.7% 2/16/2032	80,790,000	70,828,593
Petroleos Mexicanos 6.75% 9/21/2047	95,358,000	65,644,447
Petroleos Mexicanos 6.84% 1/23/2030	35,198,000	32,290,645
Petroleos Mexicanos 6.95% 1/28/2060	19,817,000	13,616,261
Petroleos Mexicanos 7.69% 1/23/2050	124,733,000	94,223,308

TOTAL MEXICO		410,710,444
NETHERLANDS - 0.1%
Financials - 0.1%
Banks - 0.1%
Cooperatieve Rabobank UA 4.375% 8/4/2025	42,555,000	42,454,331
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (d)	4,688,874	4,851,531
SWITZERLAND - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
UBS Group AG 1.494% 8/10/2027 (b)(d)	31,236,000	29,863,652
UBS Group AG 3.091% 5/14/2032 (b)(d)	15,102,000	13,496,680
UBS Group AG 3.75% 3/26/2025	31,994,000	31,975,587
UBS Group AG 3.869% 1/12/2029 (b)(d)	19,608,000	19,173,345
UBS Group AG 4.125% 9/24/2025 (d)	27,816,000	27,736,010
UBS Group AG 4.194% 4/1/2031 (b)(d)	52,365,000	50,485,842
UBS Group AG 4.55% 4/17/2026	1,588,000	1,589,011
		174,320,127
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (b)(d)	4,000,000	3,982,184
TOTAL SWITZERLAND		178,302,311
UNITED KINGDOM - 1.2%
Consumer Staples - 0.4%
Tobacco - 0.4%
BAT Capital Corp 6.421% 8/2/2033	15,947,000	17,127,038
Imperial Brands Finance PLC 4.25% 7/21/2025 (d)	2,664,000	2,656,741
Imperial Brands Finance PLC 6.125% 7/27/2027 (d)	16,185,000	16,688,621
Reynolds American Inc 4.45% 6/12/2025	7,893,000	7,886,716
Reynolds American Inc 5.7% 8/15/2035	6,607,000	6,714,764
Reynolds American Inc 5.85% 8/15/2045	50,684,000	49,409,671
Reynolds American Inc 6.15% 9/15/2043	11,136,000	11,302,766
Reynolds American Inc 7.25% 6/15/2037	15,680,000	17,656,076
		129,442,393
Financials - 0.8%
Banks - 0.8%
Barclays PLC 2.852% 5/7/2026 (b)	42,733,000	42,588,745
Barclays PLC 2.894% 11/24/2032 (b)	14,928,000	12,979,215
Barclays PLC 4.836% 5/9/2028	3,148,000	3,135,668
Barclays PLC 5.088% 6/20/2030 (b)	44,892,000	44,430,955
Barclays PLC 5.2% 5/12/2026	41,312,000	41,516,325
Barclays PLC 5.69% 3/12/2030 (b)	34,049,000	34,901,467
Barclays PLC 6.49% 9/13/2029 (b)	37,876,000	39,815,933
NatWest Group PLC 3.073% 5/22/2028 (b)	24,822,000	23,968,721
NatWest Group PLC 4.8% 4/5/2026	20,881,000	20,945,699
NatWest Group PLC 4.892% 5/18/2029 (b)	10,000,000	10,017,783
		274,300,511
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (d)	11,875,000	11,128,440
TOTAL UNITED KINGDOM		414,871,344
UNITED STATES - 19.5%
Communication Services - 2.0%
Diversified Telecommunication Services - 0.5%
AT&T Inc 2.55% 12/1/2033	8,942,000	7,361,146
AT&T Inc 3.65% 9/15/2059	8,913,000	6,155,842
AT&T Inc 3.8% 12/1/2057	74,998,000	53,862,520
AT&T Inc 4.3% 2/15/2030	15,664,000	15,371,304
AT&T Inc 4.75% 5/15/2046	20,994,000	18,687,214
Verizon Communications Inc 2.55% 3/21/2031	30,343,000	26,694,022
Verizon Communications Inc 4.5% 8/10/2033	17,268,000	16,646,257
Verizon Communications Inc 4.78% 2/15/2035 (d)	37,359,000	36,479,580
Verizon Communications Inc 5.012% 4/15/2049	705,000	673,032
		181,930,917
Media - 1.3%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% 1/15/2029	16,500,000	14,818,801
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	4,411,000	3,578,823
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	9,969,000	9,080,015
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	9,500,000	9,441,479
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053	12,130,000	10,056,888
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	67,888,000	57,329,831
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	9,969,000	8,216,184
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	9,412,000	8,332,098
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	18,588,000	19,197,379
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	39,593,000	38,476,199
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	12,828,000	13,294,882
Discovery Communications LLC 3.625% 5/15/2030	31,229,000	28,372,160
Discovery Communications LLC 4.125% 5/15/2029	1,045,000	991,897
Time Warner Cable LLC 4.5% 9/15/2042	21,984,000	16,992,770
Time Warner Cable LLC 5.5% 9/1/2041	15,667,000	13,853,625
Time Warner Cable LLC 5.875% 11/15/2040	11,331,000	10,502,943
Time Warner Cable LLC 6.55% 5/1/2037	50,619,000	50,461,019
Time Warner Cable LLC 6.75% 6/15/2039	13,940,000	14,088,245
Time Warner Cable LLC 7.3% 7/1/2038	32,280,000	34,152,079
Warnermedia Holdings Inc 3.755% 3/15/2027	9,416,000	9,191,290
Warnermedia Holdings Inc 4.054% 3/15/2029	6,595,000	6,265,129
Warnermedia Holdings Inc 4.279% 3/15/2032	30,761,000	27,633,540
Warnermedia Holdings Inc 5.05% 3/15/2042	15,981,000	13,240,733
Warnermedia Holdings Inc 5.141% 3/15/2052	67,439,000	52,052,298
		469,620,307
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 3.75% 4/15/2027	32,520,000	32,011,502
T-Mobile USA Inc 3.875% 4/15/2030	47,090,000	45,094,573
		77,106,075
TOTAL COMMUNICATION SERVICES		728,657,299

Consumer Discretionary - 0.3%
Automobiles - 0.1%
General Motors Financial Co Inc 2.35% 2/26/2027	21,000,000	20,080,793
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp 3.5% 7/1/2027	9,188,000	9,008,003
Household Durables - 0.0%
Lennar Corp 5% 6/15/2027	2,921,000	2,936,140
Specialty Retail - 0.2%
AutoNation Inc 4.75% 6/1/2030	4,077,000	4,011,212
AutoZone Inc 4% 4/15/2030	28,926,000	27,914,306
Lowe's Cos Inc 3.35% 4/1/2027	3,413,000	3,339,776
Lowe's Cos Inc 3.75% 4/1/2032	10,505,000	9,803,823
Lowe's Cos Inc 4.45% 4/1/2062	44,060,000	35,285,552
O'Reilly Automotive Inc 4.2% 4/1/2030	6,418,000	6,272,433
		86,627,102
TOTAL CONSUMER DISCRETIONARY		118,652,038

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.1%
Sysco Corp 5.95% 4/1/2030	19,674,000	20,658,519
Tobacco - 0.1%
Altria Group Inc 4.25% 8/9/2042	26,130,000	21,282,364
Altria Group Inc 4.5% 5/2/2043	17,568,000	14,773,880
Altria Group Inc 4.8% 2/14/2029	4,818,000	4,832,003
Altria Group Inc 5.95% 2/14/2049	6,241,000	6,280,641
		47,168,888
TOTAL CONSUMER STAPLES		67,827,407

Energy - 2.0%
Energy Equipment & Services - 0.0%
Halliburton Co 3.8% 11/15/2025	315,000	313,150
Halliburton Co 4.85% 11/15/2035	11,266,000	10,930,710
		11,243,860
Oil, Gas & Consumable Fuels - 2.0%
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (d)	4,934,000	5,144,350
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (d)	13,297,000	13,888,746
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (d)	3,976,000	4,234,672
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (d)	7,158,000	7,751,296
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (d)	4,285,000	4,719,875
DCP Midstream Operating LP 5.6% 4/1/2044	1,458,000	1,386,911
DCP Midstream Operating LP 6.45% 11/3/2036 (d)	7,882,000	8,301,002
DCP Midstream Operating LP 6.75% 9/15/2037 (d)	2,991,000	3,244,287
Energy Transfer LP 3.75% 5/15/2030	34,654,000	32,771,215
Energy Transfer LP 4.95% 6/15/2028	22,521,000	22,680,384
Energy Transfer LP 5% 5/15/2050	37,928,000	33,078,508
Energy Transfer LP 5.25% 4/15/2029	11,043,000	11,207,227
Energy Transfer LP 5.4% 10/1/2047	7,311,000	6,756,892
Energy Transfer LP 5.8% 6/15/2038	12,558,000	12,736,293
Energy Transfer LP 6% 6/15/2048	8,178,000	8,130,187
Energy Transfer LP 6.25% 4/15/2049	7,585,000	7,763,531
Hess Corp 5.6% 2/15/2041	13,347,000	13,516,735
Hess Corp 5.8% 4/1/2047	19,267,000	19,878,231
Hess Corp 7.125% 3/15/2033	5,555,000	6,295,543
Hess Corp 7.3% 8/15/2031	7,267,000	8,232,972
Hess Corp 7.875% 10/1/2029	2,497,000	2,810,308
Kinder Morgan Energy Partners LP 6.55% 9/15/2040	2,324,000	2,486,411
Kinder Morgan Inc 3.6% 2/15/2051	45,000,000	31,585,938
Kinder Morgan Inc 5.55% 6/1/2045	13,098,000	12,564,373
MPLX LP 2.65% 8/15/2030	10,000,000	8,913,046
MPLX LP 4.8% 2/15/2029	5,907,000	5,909,344
MPLX LP 4.95% 9/1/2032	30,643,000	30,146,076
MPLX LP 5.5% 2/15/2049	17,721,000	16,632,477
Occidental Petroleum Corp 5.55% 3/15/2026	28,220,000	28,347,188
Occidental Petroleum Corp 6.45% 9/15/2036	24,570,000	25,672,060
Occidental Petroleum Corp 6.6% 3/15/2046	53,949,000	55,915,172
Occidental Petroleum Corp 7.5% 5/1/2031	40,626,000	45,009,870
ONEOK Inc 4.25% 9/24/2027	9,097,000	9,009,235
ONEOK Inc 4.4% 10/15/2029	9,513,000	9,335,681
ONEOK Inc 4.75% 10/15/2031	18,504,000	18,203,830
Ovintiv Inc 8.125% 9/15/2030	2,868,000	3,251,474
Phillips 66 3.85% 4/9/2025	3,215,000	3,211,788
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	7,628,000	7,211,415
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	42,700,000	42,070,918
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	5,447,000	5,048,353
Western Gas Partners LP 4.65% 7/1/2026	8,954,000	8,945,552
Western Gas Partners LP 4.75% 8/15/2028	6,312,000	6,283,354
Williams Cos Inc/The 2.6% 3/15/2031	21,000,000	18,414,984
Williams Cos Inc/The 3.5% 11/15/2030	55,862,000	52,156,241
Williams Cos Inc/The 4.65% 8/15/2032	32,008,000	31,019,138
Williams Cos Inc/The 5.3% 8/15/2052	7,262,000	6,818,770
		718,691,853
TOTAL ENERGY		729,935,713

Financials - 8.1%
Banks - 3.4%
Bank of America Corp 2.299% 7/21/2032 (b)	42,030,000	35,905,905
Bank of America Corp 2.972% 2/4/2033 (b)	21,000,000	18,444,473
Bank of America Corp 3.419% 12/20/2028 (b)	32,593,000	31,482,103
Bank of America Corp 4.183% 11/25/2027	3,728,000	3,690,774
Bank of America Corp 4.25% 10/22/2026	45,120,000	44,917,250
Bank of America Corp 5.015% 7/22/2033 (b)	152,527,000	152,222,286
Citigroup Inc 3.785% 3/17/2033 (b)	21,000,000	19,291,867
Citigroup Inc 4.075% 4/23/2029 (b)	14,005,000	13,765,882
Citigroup Inc 4.125% 7/25/2028	3,728,000	3,666,049
Citigroup Inc 4.3% 11/20/2026	9,646,000	9,607,372
Citigroup Inc 4.4% 6/10/2025	29,307,000	29,274,276
Citigroup Inc 4.412% 3/31/2031 (b)	57,587,000	56,135,634
Citigroup Inc 4.45% 9/29/2027	48,296,000	47,990,218
Citigroup Inc 4.6% 3/9/2026	10,087,000	10,087,870
Citigroup Inc 4.91% 5/24/2033 (b)	5,636,000	5,540,357
Citigroup Inc 5.3% 5/6/2044	5,127,000	4,900,434
Citizens Financial Group Inc 2.638% 9/30/2032	32,329,000	26,865,043
JPMorgan Chase & Co 2.739% 10/15/2030 (b)	55,000,000	50,378,198
JPMorgan Chase & Co 2.956% 5/13/2031 (b)	23,105,000	21,000,869
JPMorgan Chase & Co 2.963% 1/25/2033 (b)	21,000,000	18,557,699
JPMorgan Chase & Co 4.586% 4/26/2033 (b)	155,774,000	152,033,943
JPMorgan Chase & Co 4.912% 7/25/2033 (b)	38,769,000	38,628,254
JPMorgan Chase & Co 5.299% 7/24/2029 (b)	34,500,000	35,149,527
Santander Holdings USA Inc 2.49% 1/6/2028 (b)	29,541,000	28,270,189
Wells Fargo & Co 3.196% 6/17/2027 (b)	34,559,000	33,963,066
Wells Fargo & Co 3.526% 3/24/2028 (b)	46,819,000	45,781,656
Wells Fargo & Co 4.478% 4/4/2031 (b)	77,500,000	76,149,532
Wells Fargo & Co 5.013% 4/4/2051 (b)	87,446,000	80,758,627
Wells Fargo & Co 5.499% 1/23/2035 (b)	27,292,000	27,740,041
Wells Fargo & Co 5.574% 7/25/2029 (b)	38,000,000	38,963,783
		1,161,163,177
Capital Markets - 1.9%
Ares Capital Corp 3.875% 1/15/2026	65,900,000	65,354,807
Athene Global Funding 5.339% 1/15/2027 (d)	51,492,000	52,031,574
Athene Global Funding 5.583% 1/9/2029 (d)	25,932,000	26,527,568
Blackstone Private Credit Fund 4.7% 3/24/2025	80,609,000	80,568,593
Blackstone Private Credit Fund 7.05% 9/29/2025	38,296,000	38,741,426
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (b)	50,634,000	43,429,235
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (b)	39,600,000	34,936,971
Goldman Sachs Group Inc/The 3.8% 3/15/2030	57,860,000	55,311,705
Goldman Sachs Group Inc/The 4.25% 10/21/2025	32,884,000	32,772,074
Goldman Sachs Group Inc/The 6.75% 10/1/2037	31,825,000	34,849,372
Moody's Corp 3.25% 1/15/2028	12,370,000	11,999,242
Morgan Stanley 2.943% 1/21/2033 (b)	21,000,000	18,428,446
Morgan Stanley 3.622% 4/1/2031 (b)	54,679,000	51,632,648
Morgan Stanley 4.431% 1/23/2030 (b)	23,749,000	23,441,691
Morgan Stanley 4.889% 7/20/2033 (b)	94,211,000	93,124,361
Morgan Stanley 5.449% 7/20/2029 (b)	21,363,000	21,860,986
		685,010,699
Consumer Finance - 1.2%
Ally Financial Inc 4.625% 3/30/2025	10,429,000	10,425,517
Ally Financial Inc 5.543% 1/17/2031 (b)	5,280,000	5,306,423
Ally Financial Inc 5.8% 5/1/2025	27,438,000	27,455,496
Ally Financial Inc 7.1% 11/15/2027	36,750,000	38,761,940
Ally Financial Inc 8% 11/1/2031	22,726,000	25,695,730
Capital One Financial Corp 2.636% 3/3/2026 (b)(c)	24,182,000	24,182,000
Capital One Financial Corp 3.273% 3/1/2030 (b)	35,931,000	33,738,844
Capital One Financial Corp 3.65% 5/11/2027	72,123,000	70,665,982
Capital One Financial Corp 3.8% 1/31/2028	34,796,000	34,023,954
Capital One Financial Corp 4.985% 7/24/2026 (b)	30,637,000	30,675,081
Capital One Financial Corp 5.247% 7/26/2030 (b)	39,510,000	40,004,137
Discover Financial Services 3.75% 3/4/2025	20,000,000	19,998,998
Discover Financial Services 4.1% 2/9/2027	1,920,000	1,897,159
Discover Financial Services 4.5% 1/30/2026	25,399,000	25,367,096
Synchrony Financial 3.95% 12/1/2027	42,034,000	40,985,654
		429,184,011
Financial Services - 0.9%
Corebridge Financial Inc 3.5% 4/4/2025	10,416,000	10,404,503
Corebridge Financial Inc 3.65% 4/5/2027	35,355,000	34,692,413
Corebridge Financial Inc 3.85% 4/5/2029	14,571,000	14,047,483
Corebridge Financial Inc 3.9% 4/5/2032	17,347,000	16,121,526
Corebridge Financial Inc 4.35% 4/5/2042	3,946,000	3,391,180
Corebridge Financial Inc 4.4% 4/5/2052	11,669,000	9,661,896
Corebridge Global Funding 5.9% 9/19/2028 (d)	20,514,000	21,340,535
Equitable Holdings Inc 4.572% 2/15/2029 (d)	8,015,000	7,915,186
Jackson Financial Inc 3.125% 11/23/2031	3,876,000	3,396,621
Jackson Financial Inc 5.17% 6/8/2027	15,288,000	15,444,673
Jackson Financial Inc 5.67% 6/8/2032	16,451,000	16,797,999
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 2.5% 1/15/2027	46,350,000	44,519,495
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	51,930,000	44,621,720
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032	19,632,000	17,665,637
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.125% 2/1/2028	16,760,000	16,928,120
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.5% 1/15/2030	6,359,000	6,403,137
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033	25,066,000	25,479,138
Pine Street Trust II 5.568% 2/15/2049 (d)	31,271,000	30,024,804
		338,856,066
Insurance - 0.7%
Five Corners Funding Trust II 2.85% 5/15/2030 (d)	58,620,000	53,362,325
Hartford Insurance Group Inc/The 2.8% 8/19/2029	6,834,000	6,342,940
Liberty Mutual Group Inc 4.569% 2/1/2029 (d)	17,650,000	17,485,865
Marsh & McLennan Cos Inc 4.375% 3/15/2029	21,405,000	21,271,756
Massachusetts Mutual Life Insurance Co 3.729% 10/15/2070 (d)	37,673,000	25,597,681
Prudential Financial Inc 5.375% 5/15/2045 (b)	28,973,000	28,854,205
Unum Group 3.875% 11/5/2025	25,368,000	25,116,884
Unum Group 4% 6/15/2029	24,228,000	23,498,180
Unum Group 4.046% 8/15/2041 (d)	1,193,000	972,590
Unum Group 5.75% 8/15/2042	39,437,000	39,436,045
		241,938,471
TOTAL FINANCIALS		2,856,152,424

Health Care - 1.3%
Biotechnology - 0.2%
Amgen Inc 5.25% 3/2/2030	16,718,000	17,096,920
Amgen Inc 5.25% 3/2/2033	18,873,000	19,164,446
Amgen Inc 5.6% 3/2/2043	17,930,000	18,061,488
Amgen Inc 5.75% 3/2/2063	16,243,000	16,266,378
		70,589,232
Health Care Providers & Services - 1.0%
Centene Corp 2.45% 7/15/2028	43,675,000	39,790,931
Centene Corp 2.625% 8/1/2031	20,375,000	17,167,231
Centene Corp 3.375% 2/15/2030	21,905,000	19,821,688
Centene Corp 4.25% 12/15/2027	25,155,000	24,477,224
Centene Corp 4.625% 12/15/2029	39,085,000	37,539,962
Cigna Group/The 3.05% 10/15/2027	17,500,000	16,905,780
Cigna Group/The 4.8% 8/15/2038	20,493,000	19,259,452
CVS Health Corp 3% 8/15/2026	3,494,000	3,415,304
CVS Health Corp 3.625% 4/1/2027	9,782,000	9,581,292
CVS Health Corp 4.78% 3/25/2038	33,481,000	30,376,342
CVS Health Corp 5% 1/30/2029	14,082,000	14,147,087
CVS Health Corp 5.25% 1/30/2031	5,774,000	5,817,668
HCA Inc 3.5% 9/1/2030	15,777,000	14,666,597
HCA Inc 3.625% 3/15/2032	4,163,000	3,768,008
HCA Inc 5.625% 9/1/2028	19,767,000	20,193,274
HCA Inc 5.875% 2/1/2029	21,543,000	22,185,741
Humana Inc 3.7% 3/23/2029	13,384,000	12,811,230
Sabra Health Care LP 3.2% 12/1/2031	48,562,000	42,712,155
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028	11,480,000	11,207,694
		365,844,660
Pharmaceuticals - 0.1%
Elanco Animal Health Inc 6.65% 8/28/2028 (b)	7,291,000	7,427,918
Utah Acquisition Sub Inc 3.95% 6/15/2026	23,040,000	22,793,095
		30,221,013
TOTAL HEALTH CARE		466,654,905

Industrials - 0.5%
Aerospace & Defense - 0.4%
Boeing Co 5.15% 5/1/2030	21,453,000	21,478,451
Boeing Co 5.705% 5/1/2040	15,530,000	15,279,201
Boeing Co 5.805% 5/1/2050	36,500,000	35,207,067
Boeing Co 5.93% 5/1/2060	15,530,000	14,864,835
Boeing Co 6.259% 5/1/2027	3,461,000	3,555,439
Boeing Co 6.298% 5/1/2029	9,888,000	10,359,950
Boeing Co 6.388% 5/1/2031	7,489,000	7,978,842
Boeing Co 6.528% 5/1/2034	8,015,000	8,586,065
Boeing Co 6.858% 5/1/2054	12,066,000	13,292,856
Boeing Co 7.008% 5/1/2064	11,387,000	12,614,909
		143,217,615
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	3,229,000	3,413,015
Carrier Global Corp 6.2% 3/15/2054	2,000,000	2,175,962
		5,588,977
Trading Companies & Distributors - 0.1%
Air Lease Corp 3.375% 7/1/2025	33,735,000	33,589,413
TOTAL INDUSTRIALS		182,396,005

Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.1%
Dell International LLC / EMC Corp 5.3% 10/1/2029	12,450,000	12,688,316
Dell International LLC / EMC Corp 6.2% 7/15/2030	10,663,000	11,331,073
		24,019,389
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom Inc 1.95% 2/15/2028 (d)	8,829,000	8,213,209
Broadcom Inc 2.45% 2/15/2031 (d)	75,132,000	66,003,844
Broadcom Inc 2.6% 2/15/2033 (d)	75,132,000	63,585,018
Broadcom Inc 3.5% 2/15/2041 (d)	60,671,000	48,447,810
		186,249,881
Software - 0.2%
Oracle Corp 1.65% 3/25/2026	35,590,000	34,526,502
Oracle Corp 2.3% 3/25/2028	56,229,000	52,687,543
		87,214,045
TOTAL INFORMATION TECHNOLOGY		297,483,315

Materials - 0.1%
Chemicals - 0.1%
Celanese US Holdings LLC 6.6% 11/15/2028 (b)	17,220,000	17,872,979
Celanese US Holdings LLC 6.8% 11/15/2030 (b)	17,466,000	18,427,078
Celanese US Holdings LLC 6.95% 11/15/2033 (b)	10,208,000	10,915,472
		47,215,529
Real Estate - 3.1%
Diversified REITs - 0.4%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	4,481,000	4,469,862
Piedmont Operating Partnership LP 2.75% 4/1/2032	7,712,000	6,256,417
Store Capital LLC 2.75% 11/18/2030	10,084,000	8,825,927
Store Capital LLC 4.625% 3/15/2029	9,743,000	9,534,620
VICI Properties LP 4.375% 5/15/2025	4,156,000	4,146,328
VICI Properties LP 4.75% 2/15/2028	32,852,000	32,885,410
VICI Properties LP 4.95% 2/15/2030	42,556,000	42,292,020
VICI Properties LP 5.125% 5/15/2032	10,727,000	10,568,644
Vornado Realty LP 2.15% 6/1/2026	10,254,000	9,832,743
WP Carey Inc 3.85% 7/15/2029	7,008,000	6,759,683
		135,571,654
Health Care REITs - 1.1%
Alexandria Real Estate Equities Inc 4.9% 12/15/2030	22,618,000	22,683,901
Healthcare Realty Holdings LP 3.1% 2/15/2030	7,500,000	6,863,108
Healthcare Realty Holdings LP 3.5% 8/1/2026	7,811,000	7,688,687
Healthpeak OP LLC 3.25% 7/15/2026	3,144,000	3,092,750
Healthpeak OP LLC 3.5% 7/15/2029	3,594,000	3,412,308
Omega Healthcare Investors Inc 3.25% 4/15/2033	34,179,000	29,326,323
Omega Healthcare Investors Inc 3.625% 10/1/2029	33,134,000	31,086,931
Omega Healthcare Investors Inc 4.5% 4/1/2027	74,033,000	73,626,428
Omega Healthcare Investors Inc 4.75% 1/15/2028	36,570,000	36,484,928
Omega Healthcare Investors Inc 5.25% 1/15/2026	31,863,000	31,919,826
Ventas Realty LP 3% 1/15/2030	43,597,000	40,186,009
Ventas Realty LP 4% 3/1/2028	12,591,000	12,372,055
Ventas Realty LP 4.125% 1/15/2026	8,982,000	8,932,663
Ventas Realty LP 4.75% 11/15/2030	53,358,000	53,062,384
		360,738,301
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030	9,405,000	8,292,976
Prologis LP 3.25% 6/30/2026	318,000	313,267
		8,606,243
Office REITs - 0.3%
Boston Properties LP 3.25% 1/30/2031	20,338,000	18,246,773
Boston Properties LP 4.5% 12/1/2028	20,395,000	20,046,826
Boston Properties LP 6.75% 12/1/2027	23,825,000	24,932,651
COPT Defense Properties LP 2.25% 3/15/2026	8,922,000	8,681,640
COPT Defense Properties LP 2.75% 4/15/2031	6,692,000	5,761,780
Hudson Pacific Properties LP 4.65% 4/1/2029	42,373,000	33,101,066
		110,770,736
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP 3.95% 11/15/2027	24,749,000	23,670,822
Brandywine Operating Partnership LP 4.55% 10/1/2029	31,499,000	28,885,852
Brandywine Operating Partnership LP 8.3% 3/15/2028	32,475,000	34,352,218
CBRE Services Inc 2.5% 4/1/2031	30,503,000	26,432,965
CBRE Services Inc 4.875% 3/1/2026	4,233,000	4,231,857
Tanger Properties LP 2.75% 9/1/2031	23,464,000	20,291,049
Tanger Properties LP 3.125% 9/1/2026	16,163,000	15,796,748
Tanger Properties LP 3.875% 7/15/2027	8,715,000	8,535,592
		162,197,103
Residential REITs - 0.2%
American Homes 4 Rent LP 2.375% 7/15/2031	4,099,000	3,528,130
American Homes 4 Rent LP 3.625% 4/15/2032	15,949,000	14,587,005
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	23,566,000	22,122,756
Sun Communities Operating LP 2.3% 11/1/2028	8,675,000	7,990,369
Sun Communities Operating LP 2.7% 7/15/2031	23,304,000	20,240,679
		68,468,939
Retail REITs - 0.6%
Brixmor Operating Partnership LP 4.05% 7/1/2030	26,564,000	25,476,241
Brixmor Operating Partnership LP 4.125% 5/15/2029	28,249,000	27,453,266
Brixmor Operating Partnership LP 4.125% 6/15/2026	25,594,000	25,415,329
Kite Realty Group LP 5.5% 3/1/2034	5,710,000	5,786,034
Kite Realty Group Trust 4% 3/15/2025	32,398,000	32,378,741
Kite Realty Group Trust 4.75% 9/15/2030	50,933,000	50,362,160
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	5,694,000	5,814,180
Realty Income Corp 2.2% 6/15/2028	4,085,000	3,792,357
Realty Income Corp 2.85% 12/15/2032	5,025,000	4,338,018
Realty Income Corp 3.25% 1/15/2031	5,362,000	4,941,040
Realty Income Corp 3.4% 1/15/2028	8,338,000	8,089,441
Simon Property Group LP 2.45% 9/13/2029	8,537,000	7,806,876
Simon Property Group LP 3.375% 12/1/2027	17,457,000	17,003,132
		218,656,815
TOTAL REAL ESTATE		1,065,009,791

Utilities - 1.1%
Electric Utilities - 0.3%
Alabama Power Co 3.05% 3/15/2032	33,143,000	29,661,782
Cleco Corporate Holdings LLC 3.375% 9/15/2029	19,437,000	17,879,653
Duke Energy Corp 2.45% 6/1/2030	14,856,000	13,190,280
Duquesne Light Holdings Inc 2.532% 10/1/2030 (d)	7,078,000	6,238,754
Duquesne Light Holdings Inc 2.775% 1/7/2032 (d)	24,917,000	21,333,629
Entergy Corp 2.8% 6/15/2030	15,246,000	13,812,702
Exelon Corp 3.35% 3/15/2032	8,906,000	8,039,129
Exelon Corp 4.05% 4/15/2030	9,268,000	8,961,771
		119,117,700
Independent Power and Renewable Electricity Producers - 0.3%
AES Corp/The 2.45% 1/15/2031	9,656,000	8,267,190
AES Corp/The 3.3% 7/15/2025 (d)	45,861,000	45,514,999
AES Corp/The 3.95% 7/15/2030 (d)	66,879,000	62,941,990
		116,724,179
Multi-Utilities - 0.5%
NiSource Inc 2.95% 9/1/2029	47,860,000	44,513,581
NiSource Inc 3.6% 5/1/2030	21,965,000	20,815,850
NiSource Inc 5.8% 2/1/2042	11,523,000	11,567,489
NiSource Inc 5.95% 6/15/2041	17,565,000	18,217,992
Puget Energy Inc 4.1% 6/15/2030	17,963,000	17,130,796
Puget Energy Inc 4.224% 3/15/2032	30,357,000	28,308,052
Sempra 6% 10/15/2039	1,481,000	1,516,143
		142,069,903
TOTAL UTILITIES		377,911,782

TOTAL UNITED STATES		6,937,896,208
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $9,282,914,710)		8,793,285,551

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bank of Nova Scotia/The CME Term SOFR 3 month Index + 2.9096%, 7.1986% (b)(c)(l) (Cost $7,052,335)	6,962,000	6,979,859

U.S. Government Agency - Mortgage Securities - 26.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 26.9%
Fannie Mae 2.5% 1/1/2052	3,534,409	2,979,176
Fannie Mae 3.5% 12/1/2036	3,914,502	3,789,403
Fannie Mae 3.5% 5/1/2036	3,000,377	2,907,305
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.365%, 6.999% 10/1/2035 (b)(c)	22,298	22,668
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 5.945% 4/1/2037 (b)(c)	39,595	40,392
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 6.71% 1/1/2035 (b)(c)	10,669	10,904
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 7.48% 7/1/2034 (b)(c)	8,694	8,839
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 7.428% 6/1/2036 (b)(c)	17,911	18,277
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.065% 3/1/2037 (b)(c)	42,876	43,889
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.596%, 6.596% 3/1/2036 (b)(c)	1,879	1,925
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.609%, 7.436% 8/1/2035 (b)(c)	5,065	5,174
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 7.065% 9/1/2036 (b)(c)	8,915	9,120
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.634%, 6.896% 11/1/2036 (b)(c)	44,675	45,695
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.649%, 7.388% 5/1/2035 (b)(c)	67,244	68,648
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.673%, 6.657% 3/1/2033 (b)(c)	20,748	21,173
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.684%, 7.063% 5/1/2036 (b)(c)	28,172	28,805
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.696%, 6.822% 7/1/2043 (b)(c)	38,915	40,015
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 7.165% 6/1/2042 (b)(c)	224,262	230,621
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.73%, 6.716% 3/1/2040 (b)(c)	74,904	76,998
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.859% 7/1/2035 (b)(c)	26,456	27,054
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.5% 8/1/2041 (b)(c)	125,928	129,382
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.635% 1/1/2042 (b)(c)	162,014	166,813
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 7.622% 7/1/2041 (b)(c)	54,665	56,192
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 6.685% 12/1/2039 (b)(c)	25,302	26,026
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 7.12% 12/1/2040 (b)(c)	1,802,959	1,858,882
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.398% 2/1/2042 (b)(c)	71,776	74,016
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.318% 9/1/2041 (b)(c)	104,233	107,449
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.638% 7/1/2041 (b)(c)	138,529	142,519
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.825%, 6.433% 2/1/2035 (b)(c)	7,291	7,478
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 7.004% 10/1/2041 (b)(c)	92,673	95,485
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.95%, 7.285% 9/1/2036 (b)(c)	38,870	40,119
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.954%, 7.703% 7/1/2037 (b)(c)	42,237	43,427
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.583% 3/1/2035 (b)(c)	26,159	26,616
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.226%, 7.032% 12/1/2033 (b)(c)	120,749	122,620
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.912% 6/1/2036 (b)(c)	57,850	58,949
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.28%, 7.24% 10/1/2033 (b)(c)	39,519	40,234
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 7.394% 7/1/2034 (b)(c)	52,450	53,447
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.465%, 6.995% 5/1/2035 (b)(c)	8,871	9,050
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	13,474,505	11,904,050
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	1,585,060	1,315,406
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	31,937,959	24,297,927
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	9,021,721	7,995,612
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	8,612,319	7,632,775
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	280,660	248,739
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	4,703,932	4,168,918
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	191,825	170,008
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	1,551,436	1,289,370
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	32,401,156	26,677,609
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	194,649	172,510
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	9,319,244	8,259,296
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	1,578,216	1,310,658
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	415,779	367,320
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	408,617	360,993
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	4,370,887	3,861,459
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	1,612,975	1,337,586
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	25,788,988	19,619,881
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	535,322	472,930
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	531,774	469,796
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	169,686	149,644
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	1,646,540	1,364,565
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2051	2,947,932	2,242,743
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	5,503,536	4,853,499
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	553,012	487,694
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	10,403,513	7,914,839
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	289,217	255,057
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	575,474	506,424
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	589,395	518,675
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	1,004,180	773,066
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	9,658,908	7,348,354
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2036	409,839	360,663
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2036	588,079	517,516
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2050	67,480	51,443
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2051	750,610	571,053
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	13,114,695	11,602,569
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	608,355	535,360
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	5,146,967	3,915,736
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	34,722,485	26,416,353
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	7,455,972	5,992,121
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	3,081,548	2,465,947
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	50,166	40,207
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	32,742,324	26,528,810
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	736,150	592,540
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	708,186	567,597
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	33,159	26,576
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	6,309,022	5,729,458
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040	1,399,402	1,205,459
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	18,569	15,865
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	12,904,150	11,011,054
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	1,663,650	1,340,140
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	8,201,425	6,688,610
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	20,578,365	16,750,376
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	27,268,057	22,093,395
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	15,126	13,023
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	9,360,665	7,997,783
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	7,547,093	6,447,518
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	5,953,461	4,823,672
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	20,407,123	16,534,461
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	32,097,209	26,076,331
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	90,422	72,472
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	2,484,355	1,999,701
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	11,574,483	10,511,219
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	4,786,173	4,118,237
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	6,548,334	5,629,733
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	1,862,256	1,606,736
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	79,053	63,681
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	1,233,645	995,681
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	5,567,292	4,531,664
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	9,726,835	7,880,973
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	13,976,354	11,306,589
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	4,380,449	3,549,171
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	21,550,670	17,460,997
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	3,703,689	2,968,432
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	2,340,063	1,875,513
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	6,063,455	5,894,060
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	16,181,500	13,897,581
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	2,536,265	2,046,240
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	14,692	11,853
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	93,125	75,132
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	65,989	52,910
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	11,209,247	9,022,518
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	98,851	79,103
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	361,995	294,091
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	2,129,512	1,827,918
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2042	18,655,429	15,843,914
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	46,172,376	37,107,234
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	158,503	127,879
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	4,633,485	3,752,740
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	4,546,229	3,676,387
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	4,074,304	3,289,664
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	267,746	215,597
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	282,964	226,790
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	5,449,262	4,367,474
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,797,087	1,459,985
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	1,696,068	1,462,930
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	1,578,195	1,354,599
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	34,280,639	27,550,232
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	13,514,061	10,814,356
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	11,369,514	9,226,132
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	24,716	19,802
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	990,052	792,269
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2041	7,780,992	6,670,039
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	30,062,149	24,159,969
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	12,146,815	9,720,245
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	33,068,509	30,134,082
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	607,405	553,505
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	18,179	15,581
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	1,231,420	1,061,946
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2050	1,441,714	1,163,164
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	1,308,240	1,046,893
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2052	4,022,637	3,219,034
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	14,210,093	12,949,121
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	9,212,937	8,323,425
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	5,982,696	5,144,334
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	8,854,901	7,581,136
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	45,297,115	36,545,368
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	5,872,543	4,765,451
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	2,218,590	1,796,181
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	1,137,601	922,074
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	109,678	88,453
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	375,123	302,529
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	385,970	310,915
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	2,853,888	2,298,928
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	45,725	36,833
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	12,515,514	10,708,539
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	108,730	87,587
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	10,931,855	8,860,732
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	540,925	433,541
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	180,132	144,710
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	214,200	171,677
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	2,561,336	2,441,215
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2037	14,935,324	13,899,223
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	6,260,163	5,274,775
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	3,221,095	2,700,990
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	22,231	21,219
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	2,620,050	2,498,389
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	1,195,433	1,141,011
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2032	46,794	44,408
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	2,068,768	1,880,104
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2041	6,012,427	5,289,621
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	39,903,851	33,946,960
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	23,167,761	19,448,615
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	1,648,216	1,572,404
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	25,385	24,218
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	11,286	10,772
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	8,930,581	8,280,346
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2040	5,056,682	4,483,046
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	3,332,487	2,926,653
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,171,251	1,034,837
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	25,824,790	21,654,897
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	32,047,898	27,123,543
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	10,870,158	9,172,717
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	8,379,367	7,070,878
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	4,574,809	4,360,289
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	172,099	164,341
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	8,061	7,660
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	267,153	224,016
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	21,900,996	18,481,022
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	12,525,747	10,585,433
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	14,146,065	11,972,436
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	41,665	35,119
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	1,575,608	1,473,197
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	4,655,892	4,367,821
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	3,040,328	2,852,216
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	1,428,761	1,363,031
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	3,352,613	2,960,248
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	443,673	371,617
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	1,044,217	927,201
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	1,871,941	1,661,186
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2047	401,615	340,155
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	6,022,117	5,083,609
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	91,903	88,332
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	2,542,118	2,425,133
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	3,141,587	2,771,753
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	109,856	92,358
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,196,786	1,145,009
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	760,671	675,371
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,677,969	1,484,023
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,672,711	1,480,332
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	2,117,529	1,874,882
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	184,200	162,401
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	491,792	436,204
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	159,941	135,965
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	8,729,607	7,339,146
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	18,380,396	15,584,856
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	14,381,781	12,194,404
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	32,230,679	27,157,373
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,809,572	2,365,572
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	845,663	709,115
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	16,783,849	14,278,338
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	27,704,955	23,543,155
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	1,537,540	1,468,908
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	89,064	85,044
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	5,000,335	4,430,935
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	6,305,868	5,555,668
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	2,170,022	1,911,400
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	1,720,315	1,529,092
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	13,263,079	11,262,428
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	23,838,418	20,279,793
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	969,635	926,377
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	1,633,235	1,561,812
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	8,353,287	7,836,449
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2041	10,267,493	9,033,150
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,461,982	1,227,289
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	9,791,665	8,244,278
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	9,437,673	7,946,227
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	12,164,572	10,242,191
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	201,560	192,291
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	42,048	40,114
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	12,597,669	10,717,075
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	490,358	411,640
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	22,614	21,766
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	7,437,764	7,113,933
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	728,272	697,019
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2037	3,109,565	2,929,896
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	467,256	426,434
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	76,097	69,214
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	60,475	55,201
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	61,162	55,845
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	67,185	61,265
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	98,691	89,963
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	253,209	231,790
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	332,157	301,804
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	93,003	84,496
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	84,930	77,842
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	79,164	71,981
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	498,206	455,009
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	540,054	492,519
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	410,208	373,193
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	196,603	180,565
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	118,201	107,803
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	6,106	5,548
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	119,896	109,915
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	116,339	106,048
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	5,126	4,692
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	30,402	27,575
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	4,338,564	3,961,292
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	44,810	41,043
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	133,488	122,089
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	14,218,635	12,477,324
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	343,404	300,490
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	188,268	165,034
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	100,592	91,513
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	6,758	6,184
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	4,996	4,562
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	93,878	83,907
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	1,552,819	1,393,707
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	222,561	195,026
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	1,540,086	1,350,995
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	312,346	300,659
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	1,814,055	1,758,537
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2036	2,117,449	1,995,104
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2036	358,256	337,556
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	12,788	11,624
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	27,715	25,345
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	245,696	224,709
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	24,527	22,312
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	69,438	63,229
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	2,268,678	2,071,977
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	76,623	70,027
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	4,257	3,860
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	68,665	63,032
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	66,605	61,535
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	160,493	143,296
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,997,436	1,792,141
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,914,613	1,717,830
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	2,798,389	2,460,927
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,236,092	1,083,167
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	8,428,749	7,428,115
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	8,314,579	7,319,704
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	389,530	341,704
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	11,041,530	9,751,418
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	7,885	7,656
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	4,683,586	4,527,582
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	698,057	674,979
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	2,889,270	2,767,087
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	10,180,080	9,736,853
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	807,276	772,633
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2039	276,313	254,908
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	1,236,827	1,131,582
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	19,292	17,546
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	222,951	203,570
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	41,837	38,185
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	208,078	189,993
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	16,557	15,107
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	26,826	24,487
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	533,064	486,718
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	302,872	276,471
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	218,039	198,198
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	225,610	205,088
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	211,491	192,905
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	88,723	81,495
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	3,090	2,801
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	4,803	4,381
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	58,475	53,320
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	26,714	24,570
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	38,544	35,397
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2044	18,549	16,692
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	3,466	3,094
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	97,120	86,713
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	25,823,338	22,709,255
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,698,629	1,490,072
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	3,250,309	2,864,443
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	4,783,324	4,224,431
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	3,162,953	3,077,529
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	1,250,894	1,213,479
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2037	2,960,373	2,789,324
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2037	1,657,579	1,561,805
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	634,234	578,136
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	765,182	699,427
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	573,923	520,800
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	1,881,439	1,717,658
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	3,454,016	3,148,592
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	1,237,911	1,128,807
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	250,717	228,550
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	44,517	40,344
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	387,074	353,902
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	13,858	12,627
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	11,825	10,782
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	14,861	13,510
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	302,070	275,850
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	12,771	11,623
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	18,421	16,712
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	1,447	1,348
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	43,292	39,551
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	26,278	23,955
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	1,446,722	1,320,114
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2048	41,627	36,998
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2049	5,799	5,143
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	9,495,869	8,421,964
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	267,739	234,950
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,159,993	1,020,470
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052 (m)(p)	25,533,484	22,470,313
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	999,909	879,640
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	9,227,730	8,120,709
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	8,780,180	7,696,668
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	1,250,547	1,207,674
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2035	64,071	61,030
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2037	4,010,504	3,778,780
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2037	4,150,571	3,910,754
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	6,543	5,968
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	276,372	252,100
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	43,001	39,197
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	13,554	12,351
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	12,758	11,620
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	59,602	54,364
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	1,070,664	974,528
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	36,292	33,178
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2044	19,351	17,491
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	97,457	87,654
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	245,816	221,089
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	129,550	115,911
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	704,454	632,051
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	2,272,712	1,992,250
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2029	5,500	5,368
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	688,756	628,420
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	40,686	37,071
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	10,548	9,585
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	10,165	9,271
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	20,832	18,940
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	217,590	195,702
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	17,627,639	15,634,098
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2034	6,430	6,170
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	2,658,944	2,425,067
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	25,414	23,163
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	3,333,899	3,028,644
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	20,243	18,437
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	176,042	160,424
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	38,771	35,132
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	47,466	42,999
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	52,142	47,744
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	94,750	85,713
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	12,906	11,755
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	95,357	86,945
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	27,758	25,227
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	1,433,808	1,289,579
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	100,185	90,108
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	67,762	61,454
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	632,238	567,850
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	2,520,083	2,235,082
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	6,079	5,355
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	27,414	24,834
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	38,285	34,707
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	140,927	127,990
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	6,793	6,199
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2044	2,515,657	2,293,498
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	94,340	84,850
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2046	128,329	114,739
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	319,967	279,882
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	11,496,379	10,135,158
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	463,581	407,242
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2033	3,734,061	3,595,658
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	3,648,802	3,542,256
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2036	138,886	131,296
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2037	310,869	291,935
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	11,385	10,358
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	610,492	558,229
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	18,992	17,239
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	17,678	16,066
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	594,690	539,236
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	495,267	445,447
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	553,257	497,604
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	2,181,016	1,957,534
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	18,352	16,472
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	172,723	154,431
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	16,027,488	14,204,893
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	19,698	17,255
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	506,454	443,638
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	160,348	154,500
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2039	467,891	432,376
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2042	15,534	14,078
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	786,047	712,787
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	176,651	160,570
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	7,470	6,780
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	548,859	499,845
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	529,404	474,165
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	3,151,490	2,832,506
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	100,458	90,290
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	308,481	277,258
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	38,698	34,600
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	33,321,993	29,543,136
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	2,194,844	1,926,048
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	6,629,662	5,863,328
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	501,057	482,941
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	7,610,036	7,359,007
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	118,108	107,267
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	91,066	82,541
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	323,280	293,353
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	2,040,715	1,861,604
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	11,241,151	10,050,665
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	9,711,015	8,682,577
Fannie Mae Mortgage pass-thru certificates 3.4% 7/1/2042	6,664	6,195
Fannie Mae Mortgage pass-thru certificates 3.4% 8/1/2042	31,817	29,549
Fannie Mae Mortgage pass-thru certificates 3.4% 9/1/2042	20,727	19,297
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2041	1,859	1,746
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2041	3,630	3,412
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	10,507	9,829
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	39,416	36,888
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	234,718	219,621
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	1,081,776	1,010,868
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	9,057	8,379
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	5,890	5,449
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	1,110,268	1,027,253
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	6,770	6,247
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	4,000,922	3,723,027
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	495,006	451,188
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	1,013,918	927,968
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	15,398	14,486
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	74,299	69,831
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2041	1,464	1,373
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	1,324,635	1,237,835
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	232,393	217,270
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	66,747	62,270
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	4,252,654	3,975,107
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	377,151	352,455
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	960,077	902,275
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	7,766	7,290
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	1,128,705	1,047,838
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	3,788,821	3,525,658
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2048	15,111,430	14,028,769
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2051	26,573,644	24,262,861
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2034	890,730	870,332
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	253,111	235,809
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	232,209	216,702
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	77,054	71,972
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	158,419	147,523
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	32,967	30,781
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	158,605	147,242
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	142,920	133,529
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2054	890,217	807,728
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2036	13,186,216	12,855,410
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2040	2,841	2,672
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2040	34,330	32,317
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	16,312	15,250
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	3,985	3,737
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	2,551	2,390
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	36,636	34,454
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	2,801	2,622
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	126,167	117,739
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	330,779	309,542
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2044	4,232	3,940
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	11,734	10,915
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	51	51
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	496,227	459,124
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,286,644	1,190,441
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	4,300,880	4,013,816
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	2,272,337	2,099,594
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2051	13,838,695	12,618,015
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	2,842,199	2,763,790
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2041	10,089	9,485
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2041	3,282	3,085
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	180,394	168,613
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	162,688	151,184
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	823,970	767,788
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	45,570	42,291
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	23,514	21,822
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	10,311,554	9,360,105
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	2,056,355	1,877,539
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	312,028	283,237
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2041	9,508	8,939
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	972,393	905,414
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	900,641	840,530
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	9,435,409	8,588,391
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	157,481	142,901
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	21,922	20,501
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	1,972,918	1,839,743
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	199,878	186,521
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	1,551,744	1,446,530
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	281,126	262,158
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	19,043	17,776
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2045	17,702	16,455
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	5,825,296	5,406,121
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	6,901,816	6,405,177
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	38,426,332	34,904,743
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	54,254	50,403
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	1,663,129	1,550,755
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	972,890	906,737
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	944,932	876,937
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	8,730,225	8,096,562
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	145,915	133,364
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	579,286	529,455
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2041	3,321	3,117
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	157,628	147,399
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	54,602	51,035
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	6,644	6,216
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	42,606	39,819
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	2,291,225	2,136,670
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	599,999	545,012
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	16,382	15,305
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	227,075	211,282
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	8,026	7,436
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	330,996	306,661
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	550,711	510,222
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	6,615,116	6,152,289
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	2,588,220	2,375,286
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2053	66,195	60,066
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	4,415,127	4,308,502
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2040	3,587	3,359
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	565,902	530,191
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	167,317	156,191
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	1,713,943	1,603,365
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	333,522	311,678
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	1,293,626	1,210,359
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	4,806	4,482
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2044	9,108	8,453
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	1,369,370	1,268,694
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	5,913,655	5,486,274
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	555,730	515,567
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	1,387,994	1,259,490
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	97,084	90,767
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	904,392	845,727
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	550,062	514,041
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	220,623	206,729
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	77,712	72,857
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	1,042,188	973,453
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	11,438	10,683
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	232,722	218,313
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	29,369	27,482
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	1,156,199	1,072,641
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	379,112	351,714
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	2,435,302	2,266,152
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	327,732	299,438
Fannie Mae Mortgage pass-thru certificates 3.65% 5/1/2042	3,877	3,638
Fannie Mae Mortgage pass-thru certificates 3.65% 8/1/2042	10,240	9,620
Fannie Mae Mortgage pass-thru certificates 3.9% 4/1/2042	5,068	4,838
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	14,197	13,849
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	33,385	32,297
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	32,833	31,761
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	81,307	78,605
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	14,839	14,325
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	16,726	16,175
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	311,043	300,647
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	120,366	116,393
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	31,457	30,507
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,253,206	3,147,666
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	37,472	36,240
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	98,950	95,801
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	31,386	30,411
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	39,471	38,148
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	11,733	11,373
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	10,062	9,757
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	3,364	3,243
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	21,811	21,443
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	336,397	325,394
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	157,096	151,839
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	59,000	56,911
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	111,782	107,637
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	2,560,101	2,472,771
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	71,618	68,721
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	253,736	242,109
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	2,284	2,211
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	61,365	59,428
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	25,407	24,615
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	196,441	190,110
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	29,547	28,659
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	107,051	103,631
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	18,055	17,511
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	29,159	28,158
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	195,772	189,154
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	4,039,301	3,904,295
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	48,839	47,215
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	14,597	14,255
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	157,356	151,867
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	23,331	22,570
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2042	15,104	14,616
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2042	65,826	63,450
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	158,678	152,712
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	994,834	961,154
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	1,096,615	1,052,788
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	217,534	208,636
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	244,019	233,962
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	66,241	64,170
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	36,342	35,204
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	97,772	94,211
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	93,392	90,384
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	34,716	33,576
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	6,779	6,547
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	91,005	87,857
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	31,148	30,144
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	36,991	35,795
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	5,120,721	4,955,148
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	3,935	3,822
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	24,024	23,209
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	22,418	21,687
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	16,151	15,593
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	10,069	9,794
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	36,285	35,050
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	11,393	11,000
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	43,592	42,264
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	38,526	37,237
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	30,010	29,020
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	33,281	32,209
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	14,468	13,989
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	26,337	25,474
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	34,229	33,097
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	27,817	26,860
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	33,082	32,038
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	14,706	14,258
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	17,524	16,939
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	83,535	80,701
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	2,431,416	2,350,234
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	53,543	51,621
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	95,420	92,219
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	13,451	12,994
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2042	37,737	36,466
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	3,614,032	3,466,205
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2046	560,621	535,938
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	344,488	328,701
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	42,472	40,526
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,149	4,016
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	590,254	571,316
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	21,591	20,884
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	18,023	17,432
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	101,952	98,686
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	12,728	12,372
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	12,256	11,878
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	13,506	13,050
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	59,194	57,233
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	36,724	35,681
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	2,117	2,044
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	19,488	18,874
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	9,138	8,858
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	42,242	41,008
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	10,006	9,692
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	6,861	6,629
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	50,680	49,033
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	33,019	31,927
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	132,319	127,983
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	18,612	18,035
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	87,775	84,866
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	73,542	71,116
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	105,345	101,761
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	34,423	33,247
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	392,215	379,324
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	738,317	713,368
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	18,790	18,161
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	412,474	398,391
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	23,294	22,369
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	48,518	46,620
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	2,166,700	2,078,751
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	283,480	271,530
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	365,858	350,436
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	632,597	604,349
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	199,065	189,943
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	16,743	16,195
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	42,643	41,314
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	9,282	8,974
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	31,258	30,239
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	119,418	115,513
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	67,965	65,672
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	2,729,683	2,641,403
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	23,577	22,803
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	28,852	27,906
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	392,996	380,200
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	28,523	27,582
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	110,572	107,423
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	10,300	9,988
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	19,117	18,444
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	36,596	35,369
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	215,148	208,049
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	20,441	19,748
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	284,509	274,688
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	40,637	39,209
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2044	53,890	51,880
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	829,525	794,557
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	4,013,565	3,841,870
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	23,657	22,571
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	159,562	152,250
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	86,427	84,268
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	5,706	5,533
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	14,085	13,653
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	82,908	80,160
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	20,449	19,788
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	112,643	108,729
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	28,591	27,658
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	169,939	164,360
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	2,372	2,296
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	63,835	61,747
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	15,201	14,696
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	57,377	55,543
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	39,349	38,096
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	72,805	70,609
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	315,568	305,014
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	86,810	83,793
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	145,021	139,978
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	14,751	14,266
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	19,215	18,570
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	114,559	110,323
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	109,871	106,044
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	148,143	143,144
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	139,179	134,337
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	28,132	27,034
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	22,517	21,539
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	6,115,758	5,867,512
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	289,823	277,606
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	1,827,917	1,765,284
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	164,786	158,974
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	854,663	825,813
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	1,151,236	1,111,990
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	400,352	386,858
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	221,550	213,797
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	159,696	153,937
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	23,110	22,403
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	54,180	52,299
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	61,301	59,170
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	65,467	63,204
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	11,148	10,756
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	386,482	371,965
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	25,030	24,053
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	17,106	16,438
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	38,593	37,087
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	39,227,829	37,679,656
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	158,384	151,757
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	812,951	775,633
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	826,705	788,757
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	3,559,117	3,402,414
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	41,425	39,514
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	5,545,817	5,258,749
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	125,880	120,809
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	3,811,328	3,643,521
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	1,476,701	1,408,915
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	9,374	9,094
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	3,747	3,631
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	7,183	6,963
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	36,028	34,862
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	386,992	371,404
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	374,571	358,196
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	3,558	3,449
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	10,495	10,192
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	13,026	12,572
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2043	99,571	95,794
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045	87,540	84,014
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	349,644	334,687
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	83,657	80,000
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	350,143	335,711
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	316,282	302,357
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	1,997,639	1,909,686
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	41,968	40,032
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	27,247	26,433
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	85,452	83,027
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	4,732	4,589
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	95,746	92,104
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	114,694	110,355
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	487,497	468,998
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	37,193	35,672
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	61,468	58,954
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	57,479	55,128
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	404,828	392,417
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	202,217	196,599
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	71,596	69,202
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	174,548	168,699
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	44,453	43,094
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	76,403	73,688
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	169,312	163,584
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	18,118	17,524
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	4,743	4,577
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	411,516	394,554
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	28,959	27,632
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	267,879	255,603
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	418,692	399,080
Fannie Mae Mortgage pass-thru certificates 4.25% 11/1/2041	9,391	9,175
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2034	119,755	118,993
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2034	813	808
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2035	9,366	9,304
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2035	12,804	12,718
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	16,874	16,760
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	7,606	7,555
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	3,604	3,585
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	15,927	15,823
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	206,416	205,109
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	61,125	60,621
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2042	93,868	92,860
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2042	234,309	231,901
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2042	6,751	6,681
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	27,746	27,436
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	3,870	3,827
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	48,148	47,295
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	75,235	74,019
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	95,074	93,151
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	12,974	12,712
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	11,341	11,094
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	40,141	39,898
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	3,539	3,521
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	55,619	55,313
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	177,263	176,218
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	136,641	135,844
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2034	60,869	60,518
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	15,304	15,191
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	75,996	75,306
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	11,051	10,961
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	98,306	97,435
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	12,544	12,436
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	15,982	15,823
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	24,647	24,400
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	1,274,452	1,261,640
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	293,936	290,380
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	29,591	29,395
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	104,441	102,688
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	40,421	39,617
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	44,158	43,860
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	62,193	61,769
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2037	45,733	45,480
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	31,378	31,112
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	118,290	117,214
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	1,390	1,378
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	26,019	25,791
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	392,205	388,699
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	50,507	50,069
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	22,492	22,329
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	742,717	735,954
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	22,212	21,975
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	2,618	2,582
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	35,889	35,455
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	5,840	5,769
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	1,897,159	1,879,535
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2046	131,970	129,755
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	4,289	4,204
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	13,770	13,509
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	52,078	50,944
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	15,472,705	14,932,520
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	3,353	3,334
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	12,176	12,104
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2034	1,042	1,035
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2034	1,637	1,626
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2034	62,259	61,839
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	5,309	5,272
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	11,106	11,030
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	504	501
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	28,922	28,761
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	572	567
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	780,151	773,655
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	30,683	30,415
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	24,811	24,588
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	150,792	149,507
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	33,731	33,395
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	19,464	19,274
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	499,605	494,740
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	22,834	22,631
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	42,135	41,692
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	512,661	507,599
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	740,670	732,402
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	9,023	8,942
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	4,544	4,489
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	174,155	171,068
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	413,482	406,153
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	14,213,339	13,948,088
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	3,535,537	3,433,097
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2033	3,102	3,085
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2035	19,696	19,568
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2036	6,055	6,015
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2040	32,423	32,147
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	70,720	70,081
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	3,636	3,606
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	9,239	9,148
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	47,262	46,840
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	64,098	63,362
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	4,632,519	4,591,140
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	60,833	60,276
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	82,417	81,085
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	66,396	65,012
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	47,718	46,723
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	30,299	29,630
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2034	109,532	108,889
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	52,501	52,143
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	95,862	95,203
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	73,550	73,098
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	22,036	21,902
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	3,962,886	3,943,420
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	10,716	10,608
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	5,568	5,537
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	217,942	215,707
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	4,813	4,760
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2045	41,629	41,074
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	262,418	258,341
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	464,425	460,466
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	1,886,110	1,869,597
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	52,000	51,127
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	65,372	64,132
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	266,068	261,020
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	55,210	54,059
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	10,541	10,321
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	74,117	73,661
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	136,268	135,437
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	40,695	40,431
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	28,033	27,871
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	61,065	60,699
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	69,609	69,162
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	85,893	85,402
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	93,430	92,856
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	2,843,027	2,825,435
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	118,152	117,439
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	14,440	14,320
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	2,018	2,001
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	490,343	487,442
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	3,515	3,486
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	11,782	11,665
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	170,323	168,884
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	40,582	40,212
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	11,793	11,669
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	207,702	205,383
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	22,612	22,352
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	17,979	17,761
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	38,469	37,739
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	269,168	263,830
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	178,988	175,592
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	148,613	145,794
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	63,978	62,764
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	8,095	7,941
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	37,959	37,168
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	13,917	13,541
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2025	90	90
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	103,654	103,046
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	47,968	47,658
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	122,593	121,821
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	33,516	33,327
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	2,841	2,825
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	60,053	59,665
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	40,581	40,321
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	133,112	132,278
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	55,475	55,133
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	92,892	92,336
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	77,863	77,390
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	16,291	16,200
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	93,149	92,573
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	50,968	50,634
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	12,410	12,342
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	58,332	58,001
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	23,352	23,201
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	42,715	42,459
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	35,477	35,251
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	117,082	116,322
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2037	94,007	93,458
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	6,559	6,505
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	8,386,982	8,353,647
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	32,133	31,852
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2041	114,631	113,563
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2041	57,721	57,125
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2041	62,245	61,587
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	151,808	148,928
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	245,791	241,127
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	44,638	43,889
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	97,376	95,742
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	231,179	226,215
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2025	127	127
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2033	158,015	157,133
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2033	44,387	44,114
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2033	68,765	68,382
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	14,788	14,692
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	88,496	87,966
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	28,485	28,313
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	16,110	16,018
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	153,449	152,499
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	92,591	92,011
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	38,386	38,147
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	5,303	5,260
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	2,050,907	2,040,833
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	120,029	118,763
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	48,084	47,655
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	104,778	104,109
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	932,802	922,099
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	30,514	30,107
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	40,836	40,189
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	151,815	149,267
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	185,308	181,618
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	74,583	73,098
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	46,263	45,486
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	137,689	135,077
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	4,681,580	4,592,749
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2026	1,012	1,010
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	97,657	97,091
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	50,240	49,929
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	16,214	16,121
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	16,075	15,990
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	549	546
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	1,074	1,068
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,020,784	1,012,328
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	178,115	176,639
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	8,981	8,905
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	6,548	6,492
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	24,877	24,669
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	39,194	38,866
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	27,547	27,270
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	82,100	81,396
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	34,235	33,870
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	95,264	94,239
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	2,741	2,711
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	14,402	14,228
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	63,415	62,152
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	369,921	362,555
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	47,117	46,840
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	23,947	23,813
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	179,808	178,712
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	50,742	50,452
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	5,194	5,163
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	132,168	131,408
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	4,845	4,816
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	39,601	39,370
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,383	1,375
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	150,944	150,075
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,234	1,228
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	111,683	111,065
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	114,153	113,482
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	156,837	155,962
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	47,504	47,219
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	100,455	99,844
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	55,904	55,556
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	59,427	59,071
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,119	2,108
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	104,576	103,938
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	167,813	166,796
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	121,778	121,062
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	99,536	98,974
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	91,326	90,810
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	169,513	168,537
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	41,697	41,473
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	63,425	63,051
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	86,964	86,488
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	45,230	44,991
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	61,836	61,484
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	119,524	118,794
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	35,222	35,026
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,323	2,310
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	934	929
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	7,373	7,330
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	16,924	16,833
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	10,728	10,638
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	9,817	9,735
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	6,085	6,031
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	5,577,946	5,550,546
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	24,520	24,295
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	3,935	3,903
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	39,812	39,417
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	30,227	29,988
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	46,149	45,663
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	41,541	41,130
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	2,565	2,541
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2042	1,750,944	1,732,759
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	1,875	1,860
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2047	3,603	3,531
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	4,259,432	4,165,301
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	7,681	7,636
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	100,985	100,373
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	2,852	2,835
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	150,570	149,687
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	120,740	120,064
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	77,926	77,457
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	192,514	191,437
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	130,584	129,813
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	203,372	202,146
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	185,670	184,523
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	53,357	53,027
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	200,109	198,966
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	21,898	21,776
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	41,124	40,870
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	81,616	81,120
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	33,241	33,035
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	93,409	92,860
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	114,584	113,871
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	55,086	54,788
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	56,451	56,100
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	93,259	92,730
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	78,422	77,955
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	127,135	126,394
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	59,148	58,801
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	46,721	46,449
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	26,870	26,715
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	19,229	19,111
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	266,990	265,249
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	15,119	15,018
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	11,334	11,250
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	13,850	13,710
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	124,415	123,262
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	55,811	55,358
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	171,694	170,160
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	20,009	19,823
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	274,397	271,077
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	67,953	66,600
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	13,893	13,616
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	7,940,988	7,792,792
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2029	1,019	1,026
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	76,103	77,062
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	725,346	716,290
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	9,544,286	9,505,064
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	12,679,170	12,603,292
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	111,015	112,151
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	6,115,888	6,104,133
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	4,653,384	4,634,261
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	2,957,957	2,940,255
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	38,458,008	38,059,602
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	3,214,510	3,200,295
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	374,445	378,282
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	60,433	61,090
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	6,926,478	6,978,101
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	8,773	8,855
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	5,458	5,533
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	3,049	3,087
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	7,012	7,101
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	422,437	417,480
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	8,165,281	8,200,620
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	6,152	6,233
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2052	2,224,329	2,227,005
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	1,462,387	1,477,237
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	127,514	128,799
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	11,130	11,269
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2044	4,355	4,412
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	796,966	797,924
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	7,782	7,857
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	18,396	18,574
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	123,603	124,965
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	9,301	9,423
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	4,307	4,363
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	1,945	1,970
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	3,602	3,649
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2025	72	72
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	888,751	893,708
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	536,987	539,647
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	457,744	460,011
Fannie Mae Mortgage pass-thru certificates 5.301% 8/1/2041 (b)	1,095,753	1,098,471
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	16,782,566	16,971,959
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	11,528,736	11,712,880
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	11,196,223	11,340,068
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	14,289,187	14,334,342
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	2,346,817	2,368,168
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	12,285,408	12,416,372
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	25,046,244	25,336,720
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	10,376,629	10,496,973
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	6,783,037	6,882,901
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	5,431,232	5,451,790
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	18,188,190	18,393,446
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	22,866,851	23,203,511
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	8,215,867	8,359,933
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	12,211,555	12,349,364
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	10,068,792	10,100,611
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.475%, 6.711% 10/1/2033 (b)(c)	8,457	8,543
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.505%, 6.38% 1/1/2035 (b)(c)	11,720	11,858
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.51%, 6.316% 2/1/2033 (b)(c)(h)	5,862	5,920
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.41% 3/1/2035 (b)(c)	14,238	14,421
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.532% 12/1/2034 (b)(c)	17,581	17,797
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.92% 10/1/2033 (b)(c)	7,998	8,085
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.369% 7/1/2035 (b)(c)	9,248	9,376
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.96%, 7.417% 9/1/2035 (b)(c)	10,134	10,348
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	20,930	21,933
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	3,856	4,035
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	56,470	59,224
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	424,552	446,780
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	401,783	422,618
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	31,082	32,782
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2054	499,127	508,649
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	153,897	160,707
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	22,665	23,622
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	348	364
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	3,965	4,145
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	2,275	2,388
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	3,548	3,697
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	1,698	1,781
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	21,494	22,551
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	1,088	1,143
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	23,763	24,941
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	2,208	2,318
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	390,674	410,487
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	6,362,835	6,581,650
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	140,691	147,125
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	9,803	10,299
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,555	1,633
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	5,094	5,351
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	52,683	54,874
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,791	1,877
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	52,104	54,363
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	62,283	65,613
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	21,839,088	22,365,183
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	2,509,669	2,603,034
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	17,055,268	17,604,484
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	6,318,403	6,535,690
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	152,446	160,644
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	16,488	17,178
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	142,779	150,182
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	11,189	11,804
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	8,738,695	8,908,134
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	102,522	104,286
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2032	5,635	5,859
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	8,215	8,609
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	23,859	25,060
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	499,798	526,250
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	21,656,507	22,076,418
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2032	613	638
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	9,868	10,320
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	41,650	43,445
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	17,094	17,939
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	289	299
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	248,890	260,960
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	9,389,270	9,668,151
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	12,815,128	13,207,778
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	27,073,092	27,598,029
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	30,886	32,303
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	3,270	3,420
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	22,595	23,654
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	64,221	67,276
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	2,335	2,442
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	1,473	1,539
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2036	870	885
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	66,321	69,764
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	1,266,239	1,334,014
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	19,248,113	19,855,913
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	16,618,531	16,940,757
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	8,928,484	9,154,617
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	982	1,026
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	11,136	11,649
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	16,794	17,561
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	13,716	14,330
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	9,654	10,114
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	462	483
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	81,374	84,695
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	29,804,685	30,373,272
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2026	2,448	2,462
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	22,275	22,852
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	32,832	34,379
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	441	458
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	51,693	54,173
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	91,570	95,393
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	27,372	28,585
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	4,214	4,420
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	3,213	3,358
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	7,291	7,658
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	35,365	37,229
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	6,137,140	6,302,165
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	49,497,217	50,441,480
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	5,761,331	5,973,864
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	7,696	8,135
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	1,692	1,788
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	1,371	1,449
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	31,706	33,533
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2036	924	978
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	818,981	844,586
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	12,752,318	13,311,409
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	4,647,881	4,793,194
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	77,057	80,198
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	787,662	822,154
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2036	4,272	4,526
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	216,837	223,616
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	1,766	1,863
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	9,796	10,368
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	3,879,469	4,003,182
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2036	218	229
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2037	2,538	2,697
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2035	4,281	4,477
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2038	281	298
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	13,239,779	13,829,550
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2036	3,141	3,314
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	9,276,550	9,575,995
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	220,436	229,517
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	42,124	43,823
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	2,151	2,273
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	89,389	93,449
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2053	368,907	381,363
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	12,367,229	12,766,441
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	15,481,762	16,205,269
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	615	651
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	17,303	18,299
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	3,711	3,925
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	664,677	693,496
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	526,591	549,197
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	123,632	128,987
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	1,451	1,534
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	364	383
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	12,936,423	13,511,671
Fannie Mae Mortgage pass-thru certificates 6.752% 2/1/2039 (b)	359,588	370,828
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2026	55	55
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2026	56	57
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	9,589	9,678
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	111	116
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	181	190
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	519	543
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	5	5
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	5,016	5,254
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	796	839
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2033	54	57
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2025	61	61
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2025	102	102
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2025	117	117
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	3,370	3,398
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	10	10
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2027	60	62
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	458	480
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	136	143
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	260	272
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	736	771
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	2,232	2,338
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	585	612
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	728	766
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	858	902
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	1,179	1,235
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	1,223	1,297
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	128	135
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	71	71
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	61	61
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	171	172
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2026	393	412
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	432	452
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	284	297
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	628	658
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	365	383
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	441	462
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	4,604	4,823
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2032	770	817
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2025	24	24
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	2,066	2,086
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	133	134
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	14	15
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2028	184	188
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	1,750	1,839
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	5,597	5,863
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2032	789	833
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2026	312	313
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2026	59	59
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2027	126	132
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	1,491	1,562
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	2,105	2,205
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	882	924
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	5,506	5,768
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	2,118	2,218
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	143	150
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2031	3,801	3,982
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2032	1,065	1,115
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	305	324
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	7,138	7,562
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	196	197
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	47	47
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	102	102
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	208	209
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	117	122
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	49	50
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	27,728	29,148
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	799	837
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	312	329
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	1,584	1,670
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2033	4,081	4,310
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	2,142	2,149
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	224	235
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	55	56
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2028	289	303
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2028	9	9
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2031	778	816
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	1,400	1,480
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	130	137
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	2,065	2,183
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	26	27
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	136	136
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	116	116
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	44	44
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	237	248
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	17,288	18,110
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	48,864	51,188
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	282	296
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	169	178
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	37	39
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	241	254
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	2,271	2,386
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	6,011	6,352
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	1,049	1,107
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2026	5	5
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	38	40
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	7,702	8,068
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	5,067	5,308
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2031	1,106	1,158
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	22,127	23,390
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	775	819
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	162	171
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	633	668
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	4,708	4,933
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	10,778	11,291
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	56	60
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	3,933	4,162
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2033	1,311	1,387
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2026	867	868
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2026	8	7
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	13	12
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	8,009	8,390
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	157	165
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	596	624
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	3,727	3,904
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	66	69
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	541	567
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	1,356	1,424
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	3,301	3,476
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	789	829
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	355	375
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	3,039	3,216
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2037	11,084	11,892
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	11	10
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	242	242
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	5	4
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	150	151
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	31	31
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	39	41
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	5,311	5,356
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	3,960	4,148
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	888	930
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	769	806
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	318	334
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	864	905
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	134	140
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	2,585	2,708
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	309	324
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	2,576	2,699
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	62	65
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	353	370
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	2,526	2,675
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	9,959	10,527
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	3,040	3,187
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	39,364	41,634
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	40	40
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	103	103
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	144	144
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	55	55
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	5,902	5,957
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	65	68
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	690	722
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	30	31
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	37	38
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	2,493	2,612
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	1,703	1,784
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	1,445	1,514
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2029	388	407
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2030	9,950	10,423
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	845	885
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	975	1,021
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	449	471
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	10,986	11,508
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2032	7,483	7,921
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2026	124	124
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	91	93
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	3,338	3,389
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	1,233	1,266
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	182	184
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	1,853	1,896
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	151	154
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	1,153	1,184
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	3,548	3,636
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	288	296
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	268	274
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	363	373
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	619	637
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	3,265	3,346
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2025	1	0
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	67	68
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	128	130
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	151	153
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	378	388
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	1,130	1,162
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	906	927
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	241	247
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	30	31
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	158	163
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	556	573
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	1,082	1,128
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	7,674	8,049
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2025	2	1
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2026	60	61
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	1,001	1,024
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	1,667	1,704
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	13	12
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	2,029	2,085
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	181	186
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	222	226
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	766	784
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	181	185
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	1,156	1,171
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	295	302
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	1,326	1,349
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	538	562
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	174	180
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	2,583	2,717
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2025	8	7
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	155	158
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	802	824
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	1,037	1,069
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	2,109	2,166
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	766	799
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	25	26
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2030	3,631	3,843
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2026	42	42
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	1,356	1,381
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	1,084	1,107
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	193	198
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	379	391
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	530	547
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	85	87
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	21	21
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	181	189
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	3,622	3,776
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2031	2,283	2,412
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2026	2,749	2,756
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	2,223	2,292
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	7	6
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	4,733	4,837
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	1,738	1,776
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2032	428	455
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2026	328	330
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	1,012	1,041
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	114	117
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	2,475	2,646
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	453	483
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2026	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	202	206
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	324	330
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	3,742	3,827
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	337	343
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	62	64
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	339	350
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	371	386
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	48	50
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2032	1,333	1,416
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2032	1,094	1,168
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	155	157
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	1,319	1,334
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	1,713	1,749
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	481	491
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	35	36
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	2,456	2,535
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	281	299
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	515	550
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	157	167
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	113	121
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	96	102
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2025	2	1
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2025	51	51
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2026	23	24
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	859	876
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	174	177
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	133	135
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	667	680
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	686	707
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	459	480
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	176	180
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	572	586
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	85	88
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	85	87
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	47	48
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	64	65
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	452	467
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	62	63
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	428	440
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	83	87
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	2,649	2,766
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	115	120
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	583	603
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	906	955
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	44,265	45,526
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2032	6,824	7,285
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2025	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2025	468	467
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2025	5	4
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	47	47
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	618	627
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	14	13
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	286	292
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	54	55
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	1,038	1,063
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	2,402	2,468
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	98	101
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	265	272
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	145	149
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	45	45
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	690	701
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	199	202
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	74	76
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	703	715
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	260	271
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	3,062	3,192
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	1,598	1,663
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	78	80
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	175	184
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2030	31	33
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2032	1,706	1,827
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	23,425	24,854
Fannie Mae Mortgage pass-thru certificates 8.5% 9/1/2025	2	1
Fannie Mae Mortgage pass-thru certificates 9% 10/1/2030	4,635	4,931
Freddie Mac Gold Pool 1.5% 1/1/2036	8,124,145	7,177,275
Freddie Mac Gold Pool 1.5% 1/1/2051	4,583,708	3,511,568
Freddie Mac Gold Pool 1.5% 1/1/2051	31,650,349	24,079,117
Freddie Mac Gold Pool 1.5% 11/1/2035	7,947,211	7,043,314
Freddie Mac Gold Pool 1.5% 11/1/2035	691,116	612,510
Freddie Mac Gold Pool 1.5% 11/1/2050	432,729	332,730
Freddie Mac Gold Pool 1.5% 12/1/2035	9,022,898	7,996,656
Freddie Mac Gold Pool 1.5% 12/1/2040	945,020	784,786
Freddie Mac Gold Pool 1.5% 12/1/2050	310,114	238,450
Freddie Mac Gold Pool 1.5% 12/1/2050	108,444	83,486
Freddie Mac Gold Pool 1.5% 2/1/2036	508,372	449,121
Freddie Mac Gold Pool 1.5% 2/1/2036	23,058,865	20,371,352
Freddie Mac Gold Pool 1.5% 2/1/2041	1,625,568	1,347,907
Freddie Mac Gold Pool 1.5% 2/1/2051	32,140,634	24,452,118
Freddie Mac Gold Pool 1.5% 3/1/2036	320,423	283,078
Freddie Mac Gold Pool 1.5% 3/1/2041	1,650,372	1,367,497
Freddie Mac Gold Pool 1.5% 3/1/2051	114,218	87,930
Freddie Mac Gold Pool 1.5% 4/1/2036	551,997	486,799
Freddie Mac Gold Pool 1.5% 4/1/2041	1,683,720	1,394,197
Freddie Mac Gold Pool 1.5% 4/1/2051 (m)	47,681,960	36,275,731
Freddie Mac Gold Pool 1.5% 5/1/2036	571,064	502,544
Freddie Mac Gold Pool 1.5% 5/1/2036	10,814,463	9,564,175
Freddie Mac Gold Pool 1.5% 6/1/2036	574,607	505,661
Freddie Mac Gold Pool 1.5% 6/1/2051	271,686	209,157
Freddie Mac Gold Pool 1.5% 7/1/2035	2,873,108	2,552,612
Freddie Mac Gold Pool 1.5% 7/1/2036	465,145	409,333
Freddie Mac Gold Pool 1.5% 8/1/2035	6,578,630	5,830,393
Freddie Mac Gold Pool 1.5% 8/1/2036	350,664	308,588
Freddie Mac Gold Pool 1.5% 8/1/2051	181,274	138,647
Freddie Mac Gold Pool 2% 1/1/2051	2,272,170	1,833,170
Freddie Mac Gold Pool 2% 1/1/2052	2,844,570	2,279,865
Freddie Mac Gold Pool 2% 1/1/2052	270,386	216,709
Freddie Mac Gold Pool 2% 10/1/2041	854,776	729,901
Freddie Mac Gold Pool 2% 10/1/2051	5,316,101	4,300,619
Freddie Mac Gold Pool 2% 10/1/2051	27,010,951	21,851,316
Freddie Mac Gold Pool 2% 10/1/2051	4,771,585	3,866,081
Freddie Mac Gold Pool 2% 10/1/2051	1,493,543	1,210,113
Freddie Mac Gold Pool 2% 11/1/2041	6,902,498	5,895,177
Freddie Mac Gold Pool 2% 11/1/2050	35,947	28,956
Freddie Mac Gold Pool 2% 11/1/2050	28,460	22,970
Freddie Mac Gold Pool 2% 11/1/2051	17,253,556	13,941,605
Freddie Mac Gold Pool 2% 11/1/2051	39,469,244	31,929,825
Freddie Mac Gold Pool 2% 11/1/2051	1,350,608	1,094,303
Freddie Mac Gold Pool 2% 11/1/2051	5,395,721	4,371,774
Freddie Mac Gold Pool 2% 11/1/2051	2,020,164	1,636,797
Freddie Mac Gold Pool 2% 11/1/2051	4,447,680	3,580,015
Freddie Mac Gold Pool 2% 11/1/2051	3,058,138	2,451,036
Freddie Mac Gold Pool 2% 11/1/2051	4,350,837	3,487,108
Freddie Mac Gold Pool 2% 12/1/2035	1,605,509	1,457,521
Freddie Mac Gold Pool 2% 12/1/2051	18,534,801	15,017,450
Freddie Mac Gold Pool 2% 12/1/2051	3,359,054	2,721,606
Freddie Mac Gold Pool 2% 12/1/2051	1,511,535	1,221,384
Freddie Mac Gold Pool 2% 12/1/2051	1,630,419	1,321,014
Freddie Mac Gold Pool 2% 12/1/2051	1,530,081	1,237,805
Freddie Mac Gold Pool 2% 12/1/2051	832,530	667,256
Freddie Mac Gold Pool 2% 12/1/2051	22,278	17,855
Freddie Mac Gold Pool 2% 12/1/2051	591,942	476,464
Freddie Mac Gold Pool 2% 12/1/2051	364,332	292,005
Freddie Mac Gold Pool 2% 12/1/2051	2,517,677	2,017,867
Freddie Mac Gold Pool 2% 2/1/2042	2,095,635	1,784,391
Freddie Mac Gold Pool 2% 2/1/2051	10,738,653	8,630,305
Freddie Mac Gold Pool 2% 2/1/2051	27,057,371	22,049,523
Freddie Mac Gold Pool 2% 2/1/2052	21,792,980	17,623,273
Freddie Mac Gold Pool 2% 3/1/2041	3,980,142	3,433,623
Freddie Mac Gold Pool 2% 3/1/2051	17,939,905	14,417,717
Freddie Mac Gold Pool 2% 3/1/2051	518,000	417,271
Freddie Mac Gold Pool 2% 4/1/2041	17,465	14,983
Freddie Mac Gold Pool 2% 4/1/2042	19,761,580	16,981,873
Freddie Mac Gold Pool 2% 5/1/2051	18,016,272	14,479,091
Freddie Mac Gold Pool 2% 5/1/2051	21,160,569	17,224,277
Freddie Mac Gold Pool 2% 5/1/2051	2,503,494	2,031,535
Freddie Mac Gold Pool 2% 5/1/2051	910,441	734,537
Freddie Mac Gold Pool 2% 5/1/2051	38,425	30,881
Freddie Mac Gold Pool 2% 5/1/2051	2,156,650	1,739,969
Freddie Mac Gold Pool 2% 5/1/2051	22,047	17,643
Freddie Mac Gold Pool 2% 6/1/2035	1,385,202	1,262,283
Freddie Mac Gold Pool 2% 6/1/2035	38,793,722	35,351,253
Freddie Mac Gold Pool 2% 6/1/2050	17,811,444	14,470,327
Freddie Mac Gold Pool 2% 6/1/2050	65,531,223	52,870,094
Freddie Mac Gold Pool 2% 7/1/2041	18,045	15,444
Freddie Mac Gold Pool 2% 7/1/2041	22,055,078	18,980,600
Freddie Mac Gold Pool 2% 7/1/2050	113,530	91,595
Freddie Mac Gold Pool 2% 7/1/2051	1,416,307	1,147,977
Freddie Mac Gold Pool 2% 8/1/2035	2,785,402	2,531,268
Freddie Mac Gold Pool 2% 8/1/2051	1,784,165	1,437,221
Freddie Mac Gold Pool 2% 9/1/2050	62,185,073	50,092,714
Freddie Mac Gold Pool 2.5% 1/1/2031	20,461	19,596
Freddie Mac Gold Pool 2.5% 1/1/2032	179,113	170,631
Freddie Mac Gold Pool 2.5% 1/1/2033	61,916	58,739
Freddie Mac Gold Pool 2.5% 1/1/2041	8,746,306	7,721,951
Freddie Mac Gold Pool 2.5% 1/1/2042	4,988,402	4,380,909
Freddie Mac Gold Pool 2.5% 10/1/2031	2,016,333	1,928,627
Freddie Mac Gold Pool 2.5% 10/1/2041	2,451,454	2,156,743
Freddie Mac Gold Pool 2.5% 11/1/2031	2,150,597	2,050,628
Freddie Mac Gold Pool 2.5% 11/1/2032	198,061	188,088
Freddie Mac Gold Pool 2.5% 11/1/2032	963,093	914,405
Freddie Mac Gold Pool 2.5% 11/1/2041	1,610,450	1,422,883
Freddie Mac Gold Pool 2.5% 11/1/2041	1,410,296	1,246,041
Freddie Mac Gold Pool 2.5% 11/1/2041	14,838,940	13,124,581
Freddie Mac Gold Pool 2.5% 11/1/2051	6,055,476	5,077,707
Freddie Mac Gold Pool 2.5% 12/1/2031	14,155	13,491
Freddie Mac Gold Pool 2.5% 12/1/2051	2,933,810	2,460,092
Freddie Mac Gold Pool 2.5% 12/1/2051	16,570,166	13,982,633
Freddie Mac Gold Pool 2.5% 12/1/2051	21,988,849	18,582,642
Freddie Mac Gold Pool 2.5% 2/1/2035	3,796,873	3,550,086
Freddie Mac Gold Pool 2.5% 2/1/2036	11,793,733	11,008,742
Freddie Mac Gold Pool 2.5% 2/1/2042	2,798,807	2,493,825
Freddie Mac Gold Pool 2.5% 2/1/2051	23,579,296	20,088,827
Freddie Mac Gold Pool 2.5% 2/1/2051	24,775,792	20,875,931
Freddie Mac Gold Pool 2.5% 3/1/2033	1,361,668	1,291,757
Freddie Mac Gold Pool 2.5% 3/1/2050	3,505,608	2,959,282
Freddie Mac Gold Pool 2.5% 3/1/2051	23,672,608	19,946,395
Freddie Mac Gold Pool 2.5% 4/1/2033	572,673	542,482
Freddie Mac Gold Pool 2.5% 4/1/2042	1,040,867	917,687
Freddie Mac Gold Pool 2.5% 4/1/2047	4,452,783	3,771,369
Freddie Mac Gold Pool 2.5% 4/1/2052	3,015,965	2,563,853
Freddie Mac Gold Pool 2.5% 5/1/2030	9,488	9,138
Freddie Mac Gold Pool 2.5% 5/1/2033	153,341	145,240
Freddie Mac Gold Pool 2.5% 5/1/2035	10,546,000	9,860,537
Freddie Mac Gold Pool 2.5% 5/1/2041	5,999,571	5,319,359
Freddie Mac Gold Pool 2.5% 5/1/2051	53,607,747	45,588,373
Freddie Mac Gold Pool 2.5% 6/1/2031	322,572	308,532
Freddie Mac Gold Pool 2.5% 6/1/2031	1,075,658	1,030,397
Freddie Mac Gold Pool 2.5% 6/1/2040	858,514	763,377
Freddie Mac Gold Pool 2.5% 6/1/2041	1,229,823	1,088,893
Freddie Mac Gold Pool 2.5% 7/1/2031	553,076	529,275
Freddie Mac Gold Pool 2.5% 7/1/2036	4,248,086	3,965,333
Freddie Mac Gold Pool 2.5% 7/1/2051	13,158,867	11,128,702
Freddie Mac Gold Pool 2.5% 7/1/2051	15,385,443	13,011,760
Freddie Mac Gold Pool 2.5% 8/1/2031	930,975	890,028
Freddie Mac Gold Pool 2.5% 8/1/2032	139,619	132,771
Freddie Mac Gold Pool 2.5% 8/1/2041	1,172,713	1,037,228
Freddie Mac Gold Pool 2.5% 8/1/2050	12,011,123	10,218,089
Freddie Mac Gold Pool 2.5% 9/1/2041	2,587,834	2,305,033
Freddie Mac Gold Pool 2.5% 9/1/2051	130,866	109,858
Freddie Mac Gold Pool 3% 1/1/2033	6,748	6,497
Freddie Mac Gold Pool 3% 1/1/2033	8,550	8,212
Freddie Mac Gold Pool 3% 1/1/2034	43,035	41,378
Freddie Mac Gold Pool 3% 1/1/2043	338,269	308,829
Freddie Mac Gold Pool 3% 1/1/2043	27,176	24,673
Freddie Mac Gold Pool 3% 1/1/2052	1,199,750	1,051,695
Freddie Mac Gold Pool 3% 1/1/2052	779,098	682,954
Freddie Mac Gold Pool 3% 10/1/2042	55,083	50,155
Freddie Mac Gold Pool 3% 10/1/2049	21,498	18,986
Freddie Mac Gold Pool 3% 10/1/2051	10,177,641	8,975,745
Freddie Mac Gold Pool 3% 11/1/2042	54,212	49,671
Freddie Mac Gold Pool 3% 11/1/2049	37,000,122	32,919,775
Freddie Mac Gold Pool 3% 11/1/2050	1,859,371	1,635,147
Freddie Mac Gold Pool 3% 11/1/2051	6,300,120	5,524,627
Freddie Mac Gold Pool 3% 11/1/2051	7,247,309	6,357,489
Freddie Mac Gold Pool 3% 12/1/2030	919,490	891,029
Freddie Mac Gold Pool 3% 12/1/2032	373,870	360,320
Freddie Mac Gold Pool 3% 12/1/2032	2,983,469	2,885,064
Freddie Mac Gold Pool 3% 12/1/2042	37,390	34,170
Freddie Mac Gold Pool 3% 12/1/2042	19,839	18,132
Freddie Mac Gold Pool 3% 12/1/2042	4,359,410	3,986,568
Freddie Mac Gold Pool 3% 12/1/2046	25,680,937	22,991,319
Freddie Mac Gold Pool 3% 12/1/2050	15,341,652	13,491,575
Freddie Mac Gold Pool 3% 2/1/2032	79,582	76,869
Freddie Mac Gold Pool 3% 2/1/2032	88,207	85,197
Freddie Mac Gold Pool 3% 2/1/2033	905,937	878,843
Freddie Mac Gold Pool 3% 2/1/2034	4,073	3,917
Freddie Mac Gold Pool 3% 2/1/2037	1,098,180	1,036,011
Freddie Mac Gold Pool 3% 2/1/2037	61,935	58,429
Freddie Mac Gold Pool 3% 2/1/2043	404,905	371,528
Freddie Mac Gold Pool 3% 2/1/2043	209,340	191,339
Freddie Mac Gold Pool 3% 2/1/2043	113,979	103,743
Freddie Mac Gold Pool 3% 2/1/2043	20,556	18,767
Freddie Mac Gold Pool 3% 2/1/2050	84,818	74,775
Freddie Mac Gold Pool 3% 2/1/2052	1,617,043	1,417,493
Freddie Mac Gold Pool 3% 2/1/2052	3,416,341	2,993,682
Freddie Mac Gold Pool 3% 3/1/2032	39,873	38,503
Freddie Mac Gold Pool 3% 3/1/2033	651,330	626,901
Freddie Mac Gold Pool 3% 3/1/2043	94,765	86,616
Freddie Mac Gold Pool 3% 3/1/2052	46,877	41,238
Freddie Mac Gold Pool 3% 3/1/2052	16,544,415	14,497,593
Freddie Mac Gold Pool 3% 3/1/2052	606,890	531,808
Freddie Mac Gold Pool 3% 3/1/2052	6,845,309	6,021,960
Freddie Mac Gold Pool 3% 4/1/2032	30,837	29,893
Freddie Mac Gold Pool 3% 4/1/2032	82,792	80,148
Freddie Mac Gold Pool 3% 4/1/2033	27,239	26,208
Freddie Mac Gold Pool 3% 4/1/2033	13,887	13,370
Freddie Mac Gold Pool 3% 4/1/2034	1,430,012	1,375,185
Freddie Mac Gold Pool 3% 4/1/2038	245,038	228,966
Freddie Mac Gold Pool 3% 4/1/2043	36,385	33,271
Freddie Mac Gold Pool 3% 4/1/2045	133,122	119,513
Freddie Mac Gold Pool 3% 4/1/2045	198,209	178,503
Freddie Mac Gold Pool 3% 4/1/2046	378,519	340,413
Freddie Mac Gold Pool 3% 4/1/2046	456,588	410,623
Freddie Mac Gold Pool 3% 4/1/2051	757,438	663,967
Freddie Mac Gold Pool 3% 4/1/2052	13,291,275	11,804,755
Freddie Mac Gold Pool 3% 5/1/2033	42,134	40,540
Freddie Mac Gold Pool 3% 5/1/2035	10,760,293	10,291,804
Freddie Mac Gold Pool 3% 5/1/2045	214,377	193,063
Freddie Mac Gold Pool 3% 5/1/2046	1,135,592	1,021,272
Freddie Mac Gold Pool 3% 5/1/2046	7,114,993	6,398,730
Freddie Mac Gold Pool 3% 5/1/2051	6,475,744	5,686,728
Freddie Mac Gold Pool 3% 5/1/2052	13,606,524	11,912,539
Freddie Mac Gold Pool 3% 6/1/2031	68,962	66,736
Freddie Mac Gold Pool 3% 6/1/2031	130,487	126,277
Freddie Mac Gold Pool 3% 6/1/2031	623,028	603,726
Freddie Mac Gold Pool 3% 6/1/2031	54,580	52,979
Freddie Mac Gold Pool 3% 6/1/2031	55,055	53,297
Freddie Mac Gold Pool 3% 6/1/2031	78,926	76,586
Freddie Mac Gold Pool 3% 6/1/2031	222,745	215,847
Freddie Mac Gold Pool 3% 6/1/2046	6,980,620	6,273,521
Freddie Mac Gold Pool 3% 6/1/2050	17,559,122	15,589,791
Freddie Mac Gold Pool 3% 6/1/2052	1,994,875	1,748,075
Freddie Mac Gold Pool 3% 7/1/2032	158,280	152,835
Freddie Mac Gold Pool 3% 7/1/2033	21,030	20,264
Freddie Mac Gold Pool 3% 7/1/2045	521,000	469,203
Freddie Mac Gold Pool 3% 7/1/2045	172,740	156,862
Freddie Mac Gold Pool 3% 7/1/2045	33,072	29,784
Freddie Mac Gold Pool 3% 8/1/2032	182,490	176,272
Freddie Mac Gold Pool 3% 8/1/2032	124,549	120,228
Freddie Mac Gold Pool 3% 8/1/2042	58,068	52,970
Freddie Mac Gold Pool 3% 8/1/2042	75,869	69,399
Freddie Mac Gold Pool 3% 8/1/2045	137,422	123,674
Freddie Mac Gold Pool 3% 8/1/2045	244,833	220,721
Freddie Mac Gold Pool 3% 9/1/2033	24,013	23,175
Freddie Mac Gold Pool 3% 9/1/2051	61,419	53,801
Freddie Mac Gold Pool 3% 9/1/2051	6,627,969	5,812,120
Freddie Mac Gold Pool 3% 9/1/2051	6,255,928	5,489,784
Freddie Mac Gold Pool 3.5% 1/1/2032	144,288	141,037
Freddie Mac Gold Pool 3.5% 1/1/2046	942,785	875,477
Freddie Mac Gold Pool 3.5% 1/1/2046	31,104	28,884
Freddie Mac Gold Pool 3.5% 1/1/2046	27,754	25,816
Freddie Mac Gold Pool 3.5% 1/1/2048	32,595	30,331
Freddie Mac Gold Pool 3.5% 10/1/2040	52,991	49,572
Freddie Mac Gold Pool 3.5% 10/1/2042	266,178	249,077
Freddie Mac Gold Pool 3.5% 10/1/2042	32,983	30,820
Freddie Mac Gold Pool 3.5% 10/1/2042	45,418	42,523
Freddie Mac Gold Pool 3.5% 10/1/2044	77,364	72,280
Freddie Mac Gold Pool 3.5% 10/1/2045	183,487	170,502
Freddie Mac Gold Pool 3.5% 10/1/2047	118,345	110,125
Freddie Mac Gold Pool 3.5% 10/1/2051	5,784,422	5,301,306
Freddie Mac Gold Pool 3.5% 11/1/2033	1,140,300	1,110,179
Freddie Mac Gold Pool 3.5% 11/1/2040	110,993	103,832
Freddie Mac Gold Pool 3.5% 11/1/2044	1,690,858	1,572,105
Freddie Mac Gold Pool 3.5% 11/1/2044	13,620	12,732
Freddie Mac Gold Pool 3.5% 11/1/2045	109,892	102,219
Freddie Mac Gold Pool 3.5% 11/1/2047	133,878	124,237
Freddie Mac Gold Pool 3.5% 11/1/2047	819,993	763,038
Freddie Mac Gold Pool 3.5% 11/1/2051	611,706	555,761
Freddie Mac Gold Pool 3.5% 12/1/2033	945,167	919,458
Freddie Mac Gold Pool 3.5% 12/1/2040	108,841	101,751
Freddie Mac Gold Pool 3.5% 12/1/2045	788,125	732,351
Freddie Mac Gold Pool 3.5% 12/1/2045	4,261,644	3,960,058
Freddie Mac Gold Pool 3.5% 12/1/2046	1,283,995	1,189,518
Freddie Mac Gold Pool 3.5% 12/1/2047	204,621	190,409
Freddie Mac Gold Pool 3.5% 12/1/2053	542,519	492,249
Freddie Mac Gold Pool 3.5% 12/1/2054	27,999,984	25,405,483
Freddie Mac Gold Pool 3.5% 2/1/2034	5,587,797	5,437,484
Freddie Mac Gold Pool 3.5% 2/1/2043	495,187	466,412
Freddie Mac Gold Pool 3.5% 2/1/2043	1,219,389	1,142,562
Freddie Mac Gold Pool 3.5% 2/1/2043	3,417,572	3,195,916
Freddie Mac Gold Pool 3.5% 2/1/2045	9,064	8,431
Freddie Mac Gold Pool 3.5% 2/1/2046	3,135,375	2,913,491
Freddie Mac Gold Pool 3.5% 2/1/2052	1,754,148	1,605,449
Freddie Mac Gold Pool 3.5% 3/1/2032	2,621,984	2,561,813
Freddie Mac Gold Pool 3.5% 3/1/2045	2,448,567	2,277,583
Freddie Mac Gold Pool 3.5% 3/1/2045	214,129	199,176
Freddie Mac Gold Pool 3.5% 3/1/2045	438,216	407,615
Freddie Mac Gold Pool 3.5% 3/1/2045	658,366	612,393
Freddie Mac Gold Pool 3.5% 3/1/2046	1,079,401	1,004,701
Freddie Mac Gold Pool 3.5% 3/1/2052	18,238,988	16,647,268
Freddie Mac Gold Pool 3.5% 3/1/2052	20,780,532	19,012,468
Freddie Mac Gold Pool 3.5% 3/1/2052	8,197,944	7,490,911
Freddie Mac Gold Pool 3.5% 3/1/2052	612,005	555,535
Freddie Mac Gold Pool 3.5% 4/1/2033	2,787,822	2,726,595
Freddie Mac Gold Pool 3.5% 4/1/2040	131,557	123,152
Freddie Mac Gold Pool 3.5% 4/1/2042	10,754,213	10,103,996
Freddie Mac Gold Pool 3.5% 4/1/2042	99,968	93,783
Freddie Mac Gold Pool 3.5% 4/1/2043	641,927	600,431
Freddie Mac Gold Pool 3.5% 4/1/2043	1,554,532	1,452,648
Freddie Mac Gold Pool 3.5% 4/1/2046	1,932,970	1,796,178
Freddie Mac Gold Pool 3.5% 4/1/2046	1,510,882	1,403,016
Freddie Mac Gold Pool 3.5% 4/1/2046	4,905,417	4,558,272
Freddie Mac Gold Pool 3.5% 4/1/2052	12,004,794	10,904,612
Freddie Mac Gold Pool 3.5% 4/1/2052	36,155,507	32,943,717
Freddie Mac Gold Pool 3.5% 5/1/2033	711,068	692,743
Freddie Mac Gold Pool 3.5% 5/1/2034	422,643	410,584
Freddie Mac Gold Pool 3.5% 5/1/2034	1,108,009	1,076,159
Freddie Mac Gold Pool 3.5% 5/1/2040	26,295	24,615
Freddie Mac Gold Pool 3.5% 5/1/2040	272,541	255,127
Freddie Mac Gold Pool 3.5% 5/1/2045	5,184,519	4,820,862
Freddie Mac Gold Pool 3.5% 5/1/2045	49,290	45,833
Freddie Mac Gold Pool 3.5% 5/1/2045	286,763	266,739
Freddie Mac Gold Pool 3.5% 5/1/2045	70,504	65,580
Freddie Mac Gold Pool 3.5% 5/1/2045	155,411	144,558
Freddie Mac Gold Pool 3.5% 5/1/2046	6,391,731	5,943,398
Freddie Mac Gold Pool 3.5% 5/1/2046	4,069,731	3,781,725
Freddie Mac Gold Pool 3.5% 5/1/2046	5,556	5,163
Freddie Mac Gold Pool 3.5% 5/1/2046	2,119,702	1,968,370
Freddie Mac Gold Pool 3.5% 5/1/2052	121,139	110,038
Freddie Mac Gold Pool 3.5% 6/1/2032	5,446,321	5,317,924
Freddie Mac Gold Pool 3.5% 6/1/2040	235,912	220,839
Freddie Mac Gold Pool 3.5% 6/1/2042	44,124	41,351
Freddie Mac Gold Pool 3.5% 6/1/2043	36,351	33,943
Freddie Mac Gold Pool 3.5% 6/1/2045	6,274,435	5,834,329
Freddie Mac Gold Pool 3.5% 6/1/2045	989,330	919,936
Freddie Mac Gold Pool 3.5% 6/1/2045	8,760,181	8,148,456
Freddie Mac Gold Pool 3.5% 6/1/2045	494,405	460,189
Freddie Mac Gold Pool 3.5% 6/1/2045	10,533	9,798
Freddie Mac Gold Pool 3.5% 7/1/2032	5,988,636	5,846,234
Freddie Mac Gold Pool 3.5% 7/1/2032	3,638,954	3,553,973
Freddie Mac Gold Pool 3.5% 7/1/2040	33,870	31,706
Freddie Mac Gold Pool 3.5% 7/1/2042	1,129,299	1,056,170
Freddie Mac Gold Pool 3.5% 7/1/2045	11,513	10,705
Freddie Mac Gold Pool 3.5% 7/1/2046	230,818	214,123
Freddie Mac Gold Pool 3.5% 7/1/2046	7,379	6,854
Freddie Mac Gold Pool 3.5% 7/1/2047	2,003,053	1,865,178
Freddie Mac Gold Pool 3.5% 8/1/2034	1,859,033	1,804,845
Freddie Mac Gold Pool 3.5% 8/1/2034	325,512	316,092
Freddie Mac Gold Pool 3.5% 8/1/2038	49,885	47,527
Freddie Mac Gold Pool 3.5% 8/1/2040	154,190	144,242
Freddie Mac Gold Pool 3.5% 8/1/2042	948,363	888,262
Freddie Mac Gold Pool 3.5% 8/1/2046	18,644	17,412
Freddie Mac Gold Pool 3.5% 8/1/2047	361,043	335,965
Freddie Mac Gold Pool 3.5% 8/1/2047	3,045,507	2,835,876
Freddie Mac Gold Pool 3.5% 8/1/2047	239,215	222,749
Freddie Mac Gold Pool 3.5% 8/1/2051	7,505,540	6,881,022
Freddie Mac Gold Pool 3.5% 8/1/2052	603,861	548,520
Freddie Mac Gold Pool 3.5% 9/1/2040	116,179	107,994
Freddie Mac Gold Pool 3.5% 9/1/2042	13,072	12,217
Freddie Mac Gold Pool 3.5% 9/1/2042	4,905,578	4,585,516
Freddie Mac Gold Pool 3.5% 9/1/2042	1,444,480	1,349,611
Freddie Mac Gold Pool 3.5% 9/1/2046	2,479,783	2,300,420
Freddie Mac Gold Pool 3.5% 9/1/2046	6,063,549	5,632,550
Freddie Mac Gold Pool 3.5% 9/1/2046	2,043,573	1,900,870
Freddie Mac Gold Pool 3.5% 9/1/2047	68,110	63,379
Freddie Mac Gold Pool 3.5% 9/1/2047	56,017	52,126
Freddie Mac Gold Pool 3.5% 9/1/2051	1,027,976	938,585
Freddie Mac Gold Pool 4% 1/1/2036	6,695,459	6,603,251
Freddie Mac Gold Pool 4% 1/1/2039	38,859	37,887
Freddie Mac Gold Pool 4% 1/1/2041	28,130	27,254
Freddie Mac Gold Pool 4% 1/1/2041	191,852	186,331
Freddie Mac Gold Pool 4% 1/1/2041	45,787	44,306
Freddie Mac Gold Pool 4% 1/1/2042	39,346	38,043
Freddie Mac Gold Pool 4% 1/1/2043	87,368	84,192
Freddie Mac Gold Pool 4% 1/1/2044	246,531	237,157
Freddie Mac Gold Pool 4% 1/1/2044	196,973	189,709
Freddie Mac Gold Pool 4% 10/1/2041	3,046,900	2,948,310
Freddie Mac Gold Pool 4% 10/1/2041	364,990	353,205
Freddie Mac Gold Pool 4% 10/1/2041	20,665	20,004
Freddie Mac Gold Pool 4% 10/1/2041	149,043	144,298
Freddie Mac Gold Pool 4% 10/1/2042	67,890	66,021
Freddie Mac Gold Pool 4% 10/1/2042	45,976	44,308
Freddie Mac Gold Pool 4% 10/1/2042	125,796	121,551
Freddie Mac Gold Pool 4% 10/1/2043	93,541	89,998
Freddie Mac Gold Pool 4% 10/1/2043	695,006	669,428
Freddie Mac Gold Pool 4% 10/1/2043	256,060	246,330
Freddie Mac Gold Pool 4% 10/1/2043	87,245	84,192
Freddie Mac Gold Pool 4% 10/1/2044	35,035	33,662
Freddie Mac Gold Pool 4% 10/1/2045	16,409	15,758
Freddie Mac Gold Pool 4% 10/1/2052	5,683,353	5,399,822
Freddie Mac Gold Pool 4% 11/1/2040	2,751,015	2,663,993
Freddie Mac Gold Pool 4% 11/1/2041	511,727	494,751
Freddie Mac Gold Pool 4% 11/1/2041	106,690	103,548
Freddie Mac Gold Pool 4% 11/1/2041	19,466	18,838
Freddie Mac Gold Pool 4% 11/1/2042	298,095	287,940
Freddie Mac Gold Pool 4% 11/1/2042	547,684	529,170
Freddie Mac Gold Pool 4% 11/1/2042	468,500	451,887
Freddie Mac Gold Pool 4% 11/1/2042	167,289	161,245
Freddie Mac Gold Pool 4% 11/1/2042	17,758	17,358
Freddie Mac Gold Pool 4% 11/1/2042	457,978	442,893
Freddie Mac Gold Pool 4% 11/1/2042	5,461,208	5,286,207
Freddie Mac Gold Pool 4% 11/1/2043	666,376	642,921
Freddie Mac Gold Pool 4% 11/1/2047	269,133	256,684
Freddie Mac Gold Pool 4% 11/1/2051	68,534	65,394
Freddie Mac Gold Pool 4% 12/1/2040	38,501	37,315
Freddie Mac Gold Pool 4% 12/1/2040	108,931	105,707
Freddie Mac Gold Pool 4% 12/1/2042	147,120	142,637
Freddie Mac Gold Pool 4% 12/1/2042	249,624	240,885
Freddie Mac Gold Pool 4% 12/1/2042	987,209	955,051
Freddie Mac Gold Pool 4% 12/1/2045	1,363,774	1,310,492
Freddie Mac Gold Pool 4% 12/1/2045	440,453	425,032
Freddie Mac Gold Pool 4% 12/1/2047	7,505,226	7,158,059
Freddie Mac Gold Pool 4% 2/1/2041	140,385	136,042
Freddie Mac Gold Pool 4% 2/1/2041	3,576	3,460
Freddie Mac Gold Pool 4% 2/1/2042	220,719	213,661
Freddie Mac Gold Pool 4% 2/1/2042	6,394,208	6,179,696
Freddie Mac Gold Pool 4% 2/1/2043	446,161	430,216
Freddie Mac Gold Pool 4% 2/1/2043	285,104	274,816
Freddie Mac Gold Pool 4% 2/1/2043	336,235	324,056
Freddie Mac Gold Pool 4% 2/1/2043	144,255	138,946
Freddie Mac Gold Pool 4% 2/1/2044	139,792	134,391
Freddie Mac Gold Pool 4% 2/1/2044	259,329	249,768
Freddie Mac Gold Pool 4% 2/1/2044	141,600	136,624
Freddie Mac Gold Pool 4% 2/1/2045	3,033,217	2,920,039
Freddie Mac Gold Pool 4% 2/1/2046	77,814	74,627
Freddie Mac Gold Pool 4% 2/1/2046	1,474,388	1,419,060
Freddie Mac Gold Pool 4% 2/1/2048	386,316	368,809
Freddie Mac Gold Pool 4% 2/1/2048	229,661	219,397
Freddie Mac Gold Pool 4% 2/1/2052	28,875	27,552
Freddie Mac Gold Pool 4% 2/1/2052	37,541	35,821
Freddie Mac Gold Pool 4% 2/1/2053	9,924,966	9,411,220
Freddie Mac Gold Pool 4% 3/1/2042	293,274	283,849
Freddie Mac Gold Pool 4% 3/1/2042	262,640	253,840
Freddie Mac Gold Pool 4% 3/1/2042	53,934	52,003
Freddie Mac Gold Pool 4% 3/1/2043	89,200	85,937
Freddie Mac Gold Pool 4% 3/1/2043	203,943	197,232
Freddie Mac Gold Pool 4% 3/1/2044	309,833	298,082
Freddie Mac Gold Pool 4% 4/1/2040	6,921	6,757
Freddie Mac Gold Pool 4% 4/1/2042	83,616	80,731
Freddie Mac Gold Pool 4% 4/1/2042	73,276	71,042
Freddie Mac Gold Pool 4% 4/1/2042	92,856	90,097
Freddie Mac Gold Pool 4% 4/1/2042	100,010	96,437
Freddie Mac Gold Pool 4% 4/1/2042	3,616,336	3,494,610
Freddie Mac Gold Pool 4% 4/1/2042	2,647,749	2,561,059
Freddie Mac Gold Pool 4% 4/1/2043	90,438	87,923
Freddie Mac Gold Pool 4% 4/1/2043	234,399	226,373
Freddie Mac Gold Pool 4% 4/1/2043	375,004	362,268
Freddie Mac Gold Pool 4% 4/1/2045	6,414	6,178
Freddie Mac Gold Pool 4% 4/1/2046	1,127,351	1,079,783
Freddie Mac Gold Pool 4% 4/1/2048	48,795	46,553
Freddie Mac Gold Pool 4% 4/1/2048	531,006	506,610
Freddie Mac Gold Pool 4% 4/1/2048	1,089,231	1,039,187
Freddie Mac Gold Pool 4% 4/1/2048	182,906	174,502
Freddie Mac Gold Pool 4% 4/1/2048	851,493	812,372
Freddie Mac Gold Pool 4% 4/1/2052	75,065	71,602
Freddie Mac Gold Pool 4% 4/1/2052	48,463	46,227
Freddie Mac Gold Pool 4% 5/1/2037	781,397	765,752
Freddie Mac Gold Pool 4% 5/1/2042	454,390	439,980
Freddie Mac Gold Pool 4% 5/1/2043	103,925	100,046
Freddie Mac Gold Pool 4% 5/1/2043	105,507	101,559
Freddie Mac Gold Pool 4% 5/1/2043	286,066	275,603
Freddie Mac Gold Pool 4% 5/1/2043	92,925	89,466
Freddie Mac Gold Pool 4% 5/1/2043	30,554	29,446
Freddie Mac Gold Pool 4% 5/1/2045	467,366	449,691
Freddie Mac Gold Pool 4% 5/1/2045	2,762,449	2,673,515
Freddie Mac Gold Pool 4% 5/1/2048	6,160,873	5,885,518
Freddie Mac Gold Pool 4% 6/1/2038	19,729	19,285
Freddie Mac Gold Pool 4% 6/1/2038	14,834	14,500
Freddie Mac Gold Pool 4% 6/1/2041	128,834	124,567
Freddie Mac Gold Pool 4% 6/1/2041	23,487	23,067
Freddie Mac Gold Pool 4% 6/1/2042	128,465	124,216
Freddie Mac Gold Pool 4% 6/1/2043	159,284	153,393
Freddie Mac Gold Pool 4% 6/1/2043	262,245	253,780
Freddie Mac Gold Pool 4% 6/1/2045	36,013	34,617
Freddie Mac Gold Pool 4% 6/1/2047	6,036,604	5,778,121
Freddie Mac Gold Pool 4% 6/1/2047	1,710,279	1,637,046
Freddie Mac Gold Pool 4% 6/1/2052	40,366	38,503
Freddie Mac Gold Pool 4% 7/1/2041	2,051	1,983
Freddie Mac Gold Pool 4% 7/1/2042	1,632,913	1,576,696
Freddie Mac Gold Pool 4% 7/1/2043	261,905	252,825
Freddie Mac Gold Pool 4% 7/1/2043	57,305	55,166
Freddie Mac Gold Pool 4% 7/1/2043	600,489	578,494
Freddie Mac Gold Pool 4% 7/1/2043	546,567	527,695
Freddie Mac Gold Pool 4% 7/1/2043	278,997	268,803
Freddie Mac Gold Pool 4% 7/1/2043	146,023	140,545
Freddie Mac Gold Pool 4% 7/1/2043	168,347	162,072
Freddie Mac Gold Pool 4% 7/1/2044	1,502,233	1,454,524
Freddie Mac Gold Pool 4% 7/1/2045	136,329	131,046
Freddie Mac Gold Pool 4% 7/1/2048	4,869,838	4,667,403
Freddie Mac Gold Pool 4% 7/1/2052	60,882	58,073
Freddie Mac Gold Pool 4% 8/1/2038	84,836	82,713
Freddie Mac Gold Pool 4% 8/1/2038	122,784	119,711
Freddie Mac Gold Pool 4% 8/1/2043	289,403	278,725
Freddie Mac Gold Pool 4% 8/1/2043	196,977	190,600
Freddie Mac Gold Pool 4% 8/1/2043	283,175	273,731
Freddie Mac Gold Pool 4% 8/1/2043	51,986	50,039
Freddie Mac Gold Pool 4% 8/1/2044	69,948	67,568
Freddie Mac Gold Pool 4% 8/1/2044	67,839	65,267
Freddie Mac Gold Pool 4% 8/1/2052	36,127	34,435
Freddie Mac Gold Pool 4% 9/1/2041	380,314	368,039
Freddie Mac Gold Pool 4% 9/1/2041	135,402	131,029
Freddie Mac Gold Pool 4% 9/1/2041	77,739	75,392
Freddie Mac Gold Pool 4% 9/1/2041	122,736	118,657
Freddie Mac Gold Pool 4% 9/1/2042	348,803	338,079
Freddie Mac Gold Pool 4% 9/1/2042	1,921,382	1,857,007
Freddie Mac Gold Pool 4% 9/1/2043	346,880	334,026
Freddie Mac Gold Pool 4% 9/1/2043	462,482	445,905
Freddie Mac Gold Pool 4% 9/1/2043	413,795	398,813
Freddie Mac Gold Pool 4% 9/1/2043	239,220	230,633
Freddie Mac Gold Pool 4% 9/1/2043	334,984	322,407
Freddie Mac Gold Pool 4% 9/1/2043	398,304	384,148
Freddie Mac Gold Pool 4% 9/1/2043	54,134	52,333
Freddie Mac Gold Pool 4% 9/1/2043	122,792	118,126
Freddie Mac Gold Pool 4% 9/1/2044	24,636	23,716
Freddie Mac Gold Pool 4% 9/1/2051	76,940	73,414
Freddie Mac Gold Pool 4.5% 1/1/2040	9,382	9,315
Freddie Mac Gold Pool 4.5% 1/1/2041	78,713	78,173
Freddie Mac Gold Pool 4.5% 1/1/2041	2,482	2,464
Freddie Mac Gold Pool 4.5% 1/1/2041	116,454	115,588
Freddie Mac Gold Pool 4.5% 1/1/2041	46,137	45,787
Freddie Mac Gold Pool 4.5% 1/1/2042	281,362	279,177
Freddie Mac Gold Pool 4.5% 1/1/2045	9,626	9,521
Freddie Mac Gold Pool 4.5% 1/1/2047	273,339	268,834
Freddie Mac Gold Pool 4.5% 10/1/2035	2,067	2,056
Freddie Mac Gold Pool 4.5% 10/1/2039	299,472	297,333
Freddie Mac Gold Pool 4.5% 10/1/2039	3,232	3,208
Freddie Mac Gold Pool 4.5% 10/1/2039	60,173	59,732
Freddie Mac Gold Pool 4.5% 10/1/2039	5,315	5,277
Freddie Mac Gold Pool 4.5% 10/1/2040	237,124	235,107
Freddie Mac Gold Pool 4.5% 10/1/2040	390,607	387,551
Freddie Mac Gold Pool 4.5% 10/1/2041	958,069	949,582
Freddie Mac Gold Pool 4.5% 10/1/2043	14,085	13,910
Freddie Mac Gold Pool 4.5% 10/1/2047	250,612	245,933
Freddie Mac Gold Pool 4.5% 10/1/2048	536,445	525,423
Freddie Mac Gold Pool 4.5% 10/1/2048	423,561	416,976
Freddie Mac Gold Pool 4.5% 11/1/2031	2,299	2,290
Freddie Mac Gold Pool 4.5% 11/1/2039	2,306	2,289
Freddie Mac Gold Pool 4.5% 11/1/2039	6,146	6,103
Freddie Mac Gold Pool 4.5% 11/1/2040	17,220	17,089
Freddie Mac Gold Pool 4.5% 11/1/2040	29,417	29,191
Freddie Mac Gold Pool 4.5% 11/1/2043	1,116,772	1,105,693
Freddie Mac Gold Pool 4.5% 11/1/2044	2,915	2,884
Freddie Mac Gold Pool 4.5% 11/1/2044	73,765	72,964
Freddie Mac Gold Pool 4.5% 11/1/2047	632,187	618,171
Freddie Mac Gold Pool 4.5% 12/1/2039	752	747
Freddie Mac Gold Pool 4.5% 12/1/2039	1,904	1,889
Freddie Mac Gold Pool 4.5% 12/1/2039	2,813	2,793
Freddie Mac Gold Pool 4.5% 12/1/2040	94,845	94,018
Freddie Mac Gold Pool 4.5% 12/1/2040	55,300	54,818
Freddie Mac Gold Pool 4.5% 12/1/2040	6,823	6,763
Freddie Mac Gold Pool 4.5% 12/1/2044	2,987	2,954
Freddie Mac Gold Pool 4.5% 12/1/2044	16,732	16,550
Freddie Mac Gold Pool 4.5% 12/1/2045	505,921	502,376
Freddie Mac Gold Pool 4.5% 12/1/2046	277,948	273,366
Freddie Mac Gold Pool 4.5% 12/1/2048	3,444,737	3,375,040
Freddie Mac Gold Pool 4.5% 2/1/2037	687	683
Freddie Mac Gold Pool 4.5% 2/1/2040	25,400	25,221
Freddie Mac Gold Pool 4.5% 2/1/2041	142,466	141,371
Freddie Mac Gold Pool 4.5% 2/1/2041	64,869	64,300
Freddie Mac Gold Pool 4.5% 2/1/2041	114,294	113,450
Freddie Mac Gold Pool 4.5% 2/1/2041	90,471	89,823
Freddie Mac Gold Pool 4.5% 2/1/2041	145,614	144,471
Freddie Mac Gold Pool 4.5% 2/1/2041	69,721	69,203
Freddie Mac Gold Pool 4.5% 2/1/2041	562,730	558,500
Freddie Mac Gold Pool 4.5% 2/1/2041	150,372	149,037
Freddie Mac Gold Pool 4.5% 2/1/2041	149,092	147,747
Freddie Mac Gold Pool 4.5% 2/1/2044	94,934	93,992
Freddie Mac Gold Pool 4.5% 2/1/2047	370,395	364,290
Freddie Mac Gold Pool 4.5% 2/1/2047	1,006,448	989,859
Freddie Mac Gold Pool 4.5% 3/1/2041	29,385	29,157
Freddie Mac Gold Pool 4.5% 3/1/2041	620,940	616,157
Freddie Mac Gold Pool 4.5% 3/1/2041	107,379	106,474
Freddie Mac Gold Pool 4.5% 3/1/2041	139,697	138,621
Freddie Mac Gold Pool 4.5% 3/1/2041	108,076	107,231
Freddie Mac Gold Pool 4.5% 3/1/2041	13,887	13,779
Freddie Mac Gold Pool 4.5% 3/1/2042	14,557	14,448
Freddie Mac Gold Pool 4.5% 3/1/2044	77,656	76,885
Freddie Mac Gold Pool 4.5% 3/1/2047	291,008	286,211
Freddie Mac Gold Pool 4.5% 4/1/2041	140,380	139,272
Freddie Mac Gold Pool 4.5% 4/1/2041	20,260	20,075
Freddie Mac Gold Pool 4.5% 4/1/2041	10,459	10,371
Freddie Mac Gold Pool 4.5% 4/1/2041	201,579	199,740
Freddie Mac Gold Pool 4.5% 4/1/2041	192,468	190,824
Freddie Mac Gold Pool 4.5% 5/1/2035	4,464	4,440
Freddie Mac Gold Pool 4.5% 5/1/2039	514,694	511,202
Freddie Mac Gold Pool 4.5% 5/1/2039	82,879	82,303
Freddie Mac Gold Pool 4.5% 5/1/2039	73,754	73,260
Freddie Mac Gold Pool 4.5% 5/1/2039	2,313	2,297
Freddie Mac Gold Pool 4.5% 5/1/2040	19,735	19,591
Freddie Mac Gold Pool 4.5% 5/1/2040	9,620	9,557
Freddie Mac Gold Pool 4.5% 5/1/2041	211,769	209,842
Freddie Mac Gold Pool 4.5% 5/1/2041	215,488	213,607
Freddie Mac Gold Pool 4.5% 5/1/2041	83,121	82,472
Freddie Mac Gold Pool 4.5% 5/1/2045	83,218	82,210
Freddie Mac Gold Pool 4.5% 5/1/2047	2,541,428	2,496,361
Freddie Mac Gold Pool 4.5% 5/1/2047	821,633	807,063
Freddie Mac Gold Pool 4.5% 5/1/2047	1,897,546	1,863,897
Freddie Mac Gold Pool 4.5% 6/1/2025	758	757
Freddie Mac Gold Pool 4.5% 6/1/2038	5,659	5,629
Freddie Mac Gold Pool 4.5% 6/1/2039	1,954	1,940
Freddie Mac Gold Pool 4.5% 6/1/2040	42,021	41,714
Freddie Mac Gold Pool 4.5% 6/1/2040	1,018	1,010
Freddie Mac Gold Pool 4.5% 6/1/2041	231,294	229,620
Freddie Mac Gold Pool 4.5% 6/1/2041	142,339	141,316
Freddie Mac Gold Pool 4.5% 6/1/2041	160,863	159,407
Freddie Mac Gold Pool 4.5% 6/1/2041	67,695	67,246
Freddie Mac Gold Pool 4.5% 6/1/2041	98,859	97,982
Freddie Mac Gold Pool 4.5% 6/1/2041	16,328	16,186
Freddie Mac Gold Pool 4.5% 6/1/2041	63,991	63,441
Freddie Mac Gold Pool 4.5% 6/1/2047	883,917	870,176
Freddie Mac Gold Pool 4.5% 6/1/2047	3,636,794	3,572,302
Freddie Mac Gold Pool 4.5% 6/1/2047	3,996,699	3,922,078
Freddie Mac Gold Pool 4.5% 7/1/2025	15,697	15,674
Freddie Mac Gold Pool 4.5% 7/1/2040	266,125	264,212
Freddie Mac Gold Pool 4.5% 7/1/2040	115,854	114,868
Freddie Mac Gold Pool 4.5% 7/1/2040	5,705	5,662
Freddie Mac Gold Pool 4.5% 7/1/2040	105,086	104,293
Freddie Mac Gold Pool 4.5% 7/1/2041	12,246	12,149
Freddie Mac Gold Pool 4.5% 7/1/2044	21,969	21,744
Freddie Mac Gold Pool 4.5% 7/1/2047	261,594	256,710
Freddie Mac Gold Pool 4.5% 7/1/2047	1,526,678	1,498,174
Freddie Mac Gold Pool 4.5% 7/1/2047	688,821	677,898
Freddie Mac Gold Pool 4.5% 7/1/2047	1,536,200	1,514,239
Freddie Mac Gold Pool 4.5% 8/1/2033	31,984	31,839
Freddie Mac Gold Pool 4.5% 8/1/2035	851	846
Freddie Mac Gold Pool 4.5% 8/1/2035	628	625
Freddie Mac Gold Pool 4.5% 8/1/2039	3,723	3,696
Freddie Mac Gold Pool 4.5% 8/1/2040	32,475	32,232
Freddie Mac Gold Pool 4.5% 8/1/2040	57,076	56,632
Freddie Mac Gold Pool 4.5% 8/1/2040	9,596	9,525
Freddie Mac Gold Pool 4.5% 8/1/2040	14,697	14,585
Freddie Mac Gold Pool 4.5% 8/1/2041	92,659	91,833
Freddie Mac Gold Pool 4.5% 8/1/2041	17,286	17,152
Freddie Mac Gold Pool 4.5% 8/1/2041	2,110	2,094
Freddie Mac Gold Pool 4.5% 8/1/2041	71,050	70,513
Freddie Mac Gold Pool 4.5% 8/1/2041	849	843
Freddie Mac Gold Pool 4.5% 8/1/2041	697,820	691,968
Freddie Mac Gold Pool 4.5% 9/1/2039	424,878	422,173
Freddie Mac Gold Pool 4.5% 9/1/2039	647	643
Freddie Mac Gold Pool 4.5% 9/1/2039	1,600	1,589
Freddie Mac Gold Pool 4.5% 9/1/2039	5,501	5,463
Freddie Mac Gold Pool 4.5% 9/1/2039	26,574	26,386
Freddie Mac Gold Pool 4.5% 9/1/2040	982,316	974,894
Freddie Mac Gold Pool 4.5% 9/1/2041	694,198	688,363
Freddie Mac Gold Pool 4.5% 9/1/2041	92,557	91,854
Freddie Mac Gold Pool 4.5% 9/1/2041	927,790	920,541
Freddie Mac Gold Pool 4.5% 9/1/2041	18,959	18,812
Freddie Mac Gold Pool 4.5% 9/1/2041	3,313,802	3,289,692
Freddie Mac Gold Pool 4.5% 9/1/2043	15,907	15,755
Freddie Mac Gold Pool 5% 1/1/2035	736,736	745,228
Freddie Mac Gold Pool 5% 1/1/2037	33,588	34,024
Freddie Mac Gold Pool 5% 1/1/2040	350,382	355,375
Freddie Mac Gold Pool 5% 1/1/2041	6,470	6,561
Freddie Mac Gold Pool 5% 1/1/2053	8,436,098	8,380,340
Freddie Mac Gold Pool 5% 10/1/2033	900	910
Freddie Mac Gold Pool 5% 10/1/2033	2,886	2,918
Freddie Mac Gold Pool 5% 10/1/2033	81,497	82,450
Freddie Mac Gold Pool 5% 10/1/2033	58,577	59,242
Freddie Mac Gold Pool 5% 10/1/2052	8,195,142	8,161,464
Freddie Mac Gold Pool 5% 11/1/2033	40,444	40,889
Freddie Mac Gold Pool 5% 11/1/2034	311	314
Freddie Mac Gold Pool 5% 11/1/2035	46,336	46,937
Freddie Mac Gold Pool 5% 11/1/2037	3,863	3,916
Freddie Mac Gold Pool 5% 11/1/2040	18,251	18,510
Freddie Mac Gold Pool 5% 11/1/2052	18,221,326	18,146,445
Freddie Mac Gold Pool 5% 11/1/2052	3,626,574	3,619,604
Freddie Mac Gold Pool 5% 12/1/2033	10,480	10,597
Freddie Mac Gold Pool 5% 12/1/2033	31,701	32,072
Freddie Mac Gold Pool 5% 12/1/2033	53,905	54,549
Freddie Mac Gold Pool 5% 12/1/2034	16,166	16,360
Freddie Mac Gold Pool 5% 12/1/2034	3,333	3,375
Freddie Mac Gold Pool 5% 12/1/2034	4,961	5,025
Freddie Mac Gold Pool 5% 12/1/2035	128,549	130,254
Freddie Mac Gold Pool 5% 12/1/2052	8,628,185	8,592,727
Freddie Mac Gold Pool 5% 12/1/2052	2,240,550	2,230,643
Freddie Mac Gold Pool 5% 12/1/2052	2,033,472	2,020,667
Freddie Mac Gold Pool 5% 12/1/2052	2,430,888	2,415,581
Freddie Mac Gold Pool 5% 2/1/2035	75,935	76,734
Freddie Mac Gold Pool 5% 2/1/2040	65,206	66,119
Freddie Mac Gold Pool 5% 2/1/2041	45,303	45,944
Freddie Mac Gold Pool 5% 2/1/2041	14,503	14,709
Freddie Mac Gold Pool 5% 3/1/2041	44,925	45,561
Freddie Mac Gold Pool 5% 3/1/2041	30,069	30,490
Freddie Mac Gold Pool 5% 3/1/2041	4,608	4,633
Freddie Mac Gold Pool 5% 4/1/2034	26,894	27,214
Freddie Mac Gold Pool 5% 4/1/2034	152	154
Freddie Mac Gold Pool 5% 4/1/2035	196,769	199,055
Freddie Mac Gold Pool 5% 4/1/2035	49,840	50,472
Freddie Mac Gold Pool 5% 4/1/2035	66,106	66,956
Freddie Mac Gold Pool 5% 4/1/2036	476,833	483,004
Freddie Mac Gold Pool 5% 4/1/2038	32,736	33,180
Freddie Mac Gold Pool 5% 4/1/2040	416,380	422,136
Freddie Mac Gold Pool 5% 4/1/2041	10,855	11,005
Freddie Mac Gold Pool 5% 5/1/2034	17,041	17,236
Freddie Mac Gold Pool 5% 5/1/2034	32,557	32,937
Freddie Mac Gold Pool 5% 5/1/2034	2,711	2,742
Freddie Mac Gold Pool 5% 5/1/2034	22,503	22,754
Freddie Mac Gold Pool 5% 5/1/2035	6,619	6,695
Freddie Mac Gold Pool 5% 5/1/2035	187,626	190,007
Freddie Mac Gold Pool 5% 5/1/2040	58,375	59,199
Freddie Mac Gold Pool 5% 5/1/2041	26,333	26,695
Freddie Mac Gold Pool 5% 5/1/2052	330,121	330,518
Freddie Mac Gold Pool 5% 6/1/2035	35,086	35,513
Freddie Mac Gold Pool 5% 6/1/2035	15,765	15,967
Freddie Mac Gold Pool 5% 6/1/2038	9,685	9,820
Freddie Mac Gold Pool 5% 6/1/2038	12,840	13,021
Freddie Mac Gold Pool 5% 6/1/2040	263,372	266,984
Freddie Mac Gold Pool 5% 6/1/2040	209,412	212,297
Freddie Mac Gold Pool 5% 6/1/2041	4,687,588	4,753,426
Freddie Mac Gold Pool 5% 6/1/2041	32,587	33,036
Freddie Mac Gold Pool 5% 6/1/2052	1,005,228	1,006,437
Freddie Mac Gold Pool 5% 6/1/2052	4,113,537	4,109,488
Freddie Mac Gold Pool 5% 6/1/2053	5,980,131	6,006,013
Freddie Mac Gold Pool 5% 7/1/2033	2,648	2,655
Freddie Mac Gold Pool 5% 7/1/2034	433	439
Freddie Mac Gold Pool 5% 7/1/2035	1,216,869	1,231,776
Freddie Mac Gold Pool 5% 7/1/2035	171,019	173,224
Freddie Mac Gold Pool 5% 7/1/2035	903	915
Freddie Mac Gold Pool 5% 7/1/2035	1,223	1,239
Freddie Mac Gold Pool 5% 7/1/2035	2,524	2,557
Freddie Mac Gold Pool 5% 7/1/2035	6,063	6,141
Freddie Mac Gold Pool 5% 7/1/2035	2,214	2,243
Freddie Mac Gold Pool 5% 7/1/2035	8,118	8,224
Freddie Mac Gold Pool 5% 7/1/2035	1,829	1,853
Freddie Mac Gold Pool 5% 7/1/2040	49,231	49,911
Freddie Mac Gold Pool 5% 7/1/2040	3,082	3,124
Freddie Mac Gold Pool 5% 7/1/2041	27,177	27,551
Freddie Mac Gold Pool 5% 7/1/2041	20,219	20,498
Freddie Mac Gold Pool 5% 7/1/2041	7,956	8,056
Freddie Mac Gold Pool 5% 7/1/2041	14,700	14,855
Freddie Mac Gold Pool 5% 7/1/2041	22,114	22,420
Freddie Mac Gold Pool 5% 7/1/2041	20,611	20,894
Freddie Mac Gold Pool 5% 7/1/2041	13,577	13,767
Freddie Mac Gold Pool 5% 8/1/2033	6,728	6,803
Freddie Mac Gold Pool 5% 8/1/2033	22,033	22,287
Freddie Mac Gold Pool 5% 8/1/2034	294,841	298,337
Freddie Mac Gold Pool 5% 8/1/2035	24,070	24,354
Freddie Mac Gold Pool 5% 8/1/2035	3,080	3,121
Freddie Mac Gold Pool 5% 8/1/2036	6,600	6,684
Freddie Mac Gold Pool 5% 8/1/2036	23,717	24,017
Freddie Mac Gold Pool 5% 8/1/2040	227,928	231,113
Freddie Mac Gold Pool 5% 8/1/2040	11,877	12,040
Freddie Mac Gold Pool 5% 9/1/2033	71,511	72,316
Freddie Mac Gold Pool 5% 9/1/2035	152,318	154,236
Freddie Mac Gold Pool 5% 9/1/2035	734	743
Freddie Mac Gold Pool 5% 9/1/2035	6,840	6,925
Freddie Mac Gold Pool 5% 9/1/2052	1,282,121	1,269,440
Freddie Mac Gold Pool 5.5% 1/1/2055	18,992,373	19,325,406
Freddie Mac Gold Pool 5.5% 2/1/2054	1,308,163	1,313,932
Freddie Mac Gold Pool 5.5% 3/1/2053 (n)(o)	28,848,382	29,336,211
Freddie Mac Gold Pool 5.5% 3/1/2054	532,679	534,029
Freddie Mac Gold Pool 5.5% 5/1/2053	11,338,083	11,458,949
Freddie Mac Gold Pool 5.5% 9/1/2052	19,142,145	19,370,130
Freddie Mac Gold Pool 6% 1/1/2029	1,000	1,024
Freddie Mac Gold Pool 6% 1/1/2029	2,102	2,145
Freddie Mac Gold Pool 6% 1/1/2029	210	214
Freddie Mac Gold Pool 6% 1/1/2032	16,725	17,326
Freddie Mac Gold Pool 6% 1/1/2032	10,765	11,147
Freddie Mac Gold Pool 6% 10/1/2032	9,201	9,555
Freddie Mac Gold Pool 6% 10/1/2034	4,372	4,517
Freddie Mac Gold Pool 6% 11/1/2028	274	280
Freddie Mac Gold Pool 6% 11/1/2029	863	883
Freddie Mac Gold Pool 6% 11/1/2031	12,426	12,873
Freddie Mac Gold Pool 6% 11/1/2032	6,736	6,981
Freddie Mac Gold Pool 6% 11/1/2052	1,549,443	1,584,812
Freddie Mac Gold Pool 6% 11/1/2053	4,112,387	4,220,397
Freddie Mac Gold Pool 6% 12/1/2032	4,923	5,108
Freddie Mac Gold Pool 6% 12/1/2037	61,974	65,297
Freddie Mac Gold Pool 6% 12/1/2037	237,773	250,687
Freddie Mac Gold Pool 6% 2/1/2029	576	589
Freddie Mac Gold Pool 6% 2/1/2029	48	48
Freddie Mac Gold Pool 6% 2/1/2029	361	370
Freddie Mac Gold Pool 6% 2/1/2029	552	562
Freddie Mac Gold Pool 6% 2/1/2029	189	193
Freddie Mac Gold Pool 6% 2/1/2029	211	216
Freddie Mac Gold Pool 6% 2/1/2029	375	383
Freddie Mac Gold Pool 6% 3/1/2029	739	757
Freddie Mac Gold Pool 6% 3/1/2029	190	194
Freddie Mac Gold Pool 6% 3/1/2029	1,293	1,324
Freddie Mac Gold Pool 6% 3/1/2029	232	238
Freddie Mac Gold Pool 6% 3/1/2053	8,594,462	8,881,965
Freddie Mac Gold Pool 6% 4/1/2029	377	383
Freddie Mac Gold Pool 6% 4/1/2029	88	90
Freddie Mac Gold Pool 6% 4/1/2031	8,725	9,013
Freddie Mac Gold Pool 6% 4/1/2032	5,562	5,767
Freddie Mac Gold Pool 6% 4/1/2033	31,353	32,530
Freddie Mac Gold Pool 6% 4/1/2054	10,131,100	10,454,177
Freddie Mac Gold Pool 6% 5/1/2029	352	359
Freddie Mac Gold Pool 6% 5/1/2029	1,948	1,983
Freddie Mac Gold Pool 6% 5/1/2029	367	373
Freddie Mac Gold Pool 6% 5/1/2033	229,791	237,381
Freddie Mac Gold Pool 6% 5/1/2054	14,407,076	14,884,521
Freddie Mac Gold Pool 6% 6/1/2029	369	377
Freddie Mac Gold Pool 6% 6/1/2029	4,021	4,101
Freddie Mac Gold Pool 6% 6/1/2029	215	220
Freddie Mac Gold Pool 6% 6/1/2029	80	82
Freddie Mac Gold Pool 6% 6/1/2029	746	762
Freddie Mac Gold Pool 6% 6/1/2031	2,904	3,006
Freddie Mac Gold Pool 6% 6/1/2054	49,746	50,804
Freddie Mac Gold Pool 6% 7/1/2028	106	107
Freddie Mac Gold Pool 6% 7/1/2029	1,368	1,398
Freddie Mac Gold Pool 6% 7/1/2029	460	471
Freddie Mac Gold Pool 6% 7/1/2029	849	867
Freddie Mac Gold Pool 6% 7/1/2029	121	124
Freddie Mac Gold Pool 6% 7/1/2029	405	414
Freddie Mac Gold Pool 6% 7/1/2029	154	157
Freddie Mac Gold Pool 6% 7/1/2029	64	65
Freddie Mac Gold Pool 6% 7/1/2029	585	597
Freddie Mac Gold Pool 6% 7/1/2029	662	677
Freddie Mac Gold Pool 6% 7/1/2032	22,325	23,100
Freddie Mac Gold Pool 6% 7/1/2033	31,352	32,628
Freddie Mac Gold Pool 6% 7/1/2037	14,788	15,585
Freddie Mac Gold Pool 6% 7/1/2039	40,679,051	41,735,552
Freddie Mac Gold Pool 6% 8/1/2029	101	104
Freddie Mac Gold Pool 6% 8/1/2037	117,906	124,011
Freddie Mac Gold Pool 6% 8/1/2054	50,378	51,339
Freddie Mac Gold Pool 6% 9/1/2033	176,674	183,661
Freddie Mac Gold Pool 6% 9/1/2036	17,293	18,196
Freddie Mac Gold Pool 6% 9/1/2054	1,921,476	1,977,347
Freddie Mac Gold Pool 6% 9/1/2054	5,861,526	6,077,756
Freddie Mac Gold Pool 6.5% 1/1/2032	117,258	122,238
Freddie Mac Gold Pool 6.5% 1/1/2054	19,316,556	20,181,548
Freddie Mac Gold Pool 6.5% 1/1/2055	410,015	422,737
Freddie Mac Gold Pool 6.5% 10/1/2032	69,667	72,803
Freddie Mac Gold Pool 6.5% 10/1/2053	5,580,243	5,824,894
Freddie Mac Gold Pool 6.5% 10/1/2053	5,427,388	5,668,729
Freddie Mac Gold Pool 6.5% 10/1/2053	20,964,789	21,752,903
Freddie Mac Gold Pool 6.5% 11/1/2053	942,620	972,091
Freddie Mac Gold Pool 6.5% 12/1/2053	146,385	150,961
Freddie Mac Gold Pool 6.5% 2/1/2037	6,452	6,803
Freddie Mac Gold Pool 6.5% 3/1/2032	736	767
Freddie Mac Gold Pool 6.5% 3/1/2032	525	549
Freddie Mac Gold Pool 6.5% 3/1/2036	357,039	372,059
Freddie Mac Gold Pool 6.5% 3/1/2037	6,489	6,901
Freddie Mac Gold Pool 6.5% 4/1/2032	364	380
Freddie Mac Gold Pool 6.5% 4/1/2032	7,106	7,405
Freddie Mac Gold Pool 6.5% 5/1/2031	831	866
Freddie Mac Gold Pool 6.5% 5/1/2033	9,873	10,216
Freddie Mac Gold Pool 6.5% 6/1/2054	18,064,520	18,880,501
Freddie Mac Gold Pool 6.5% 6/1/2054	3,787,371	3,980,936
Freddie Mac Gold Pool 6.5% 7/1/2032	1,726	1,801
Freddie Mac Gold Pool 6.5% 8/1/2032	26,090	27,199
Freddie Mac Gold Pool 6.5% 8/1/2032	16,220	16,929
Freddie Mac Gold Pool 6.5% 8/1/2032	17,511	18,293
Freddie Mac Gold Pool 6.5% 9/1/2039	718,569	764,645
Freddie Mac Gold Pool 6.5% 9/1/2053	205,468	212,406
Freddie Mac Gold Pool 6.5% 9/1/2053	5,659,292	5,907,409
Freddie Mac Gold Pool 6.5% 9/1/2053	5,904,034	6,168,877
Freddie Mac Gold Pool 6.5% 9/1/2054	4,413,326	4,641,641
Freddie Mac Gold Pool 7% 1/1/2036	35,043	36,912
Freddie Mac Gold Pool 7% 11/1/2026	1,445	1,464
Freddie Mac Gold Pool 7% 11/1/2034	56,353	59,375
Freddie Mac Gold Pool 7% 11/1/2034	58,257	61,754
Freddie Mac Gold Pool 7% 12/1/2026	7,147	7,228
Freddie Mac Gold Pool 7% 2/1/2027	854	858
Freddie Mac Gold Pool 7% 3/1/2026	3,879	3,894
Freddie Mac Gold Pool 7% 4/1/2032	22,411	23,477
Freddie Mac Gold Pool 7% 4/1/2032	9,378	9,900
Freddie Mac Gold Pool 7% 7/1/2026	1,280	1,286
Freddie Mac Gold Pool 7% 7/1/2029	96,790	101,393
Freddie Mac Gold Pool 7% 8/1/2026	10,782	10,880
Freddie Mac Gold Pool 7% 8/1/2034	1,614	1,723
Freddie Mac Gold Pool 7% 9/1/2026	12,430	12,552
Freddie Mac Gold Pool 7% 9/1/2035	145,849	153,985
Freddie Mac Gold Pool 7.5% 1/1/2027	367	372
Freddie Mac Gold Pool 7.5% 11/1/2029	344	360
Freddie Mac Gold Pool 7.5% 11/1/2029	68	71
Freddie Mac Gold Pool 7.5% 11/1/2030	40	42
Freddie Mac Gold Pool 7.5% 11/1/2030	772	817
Freddie Mac Gold Pool 7.5% 11/1/2031	906	967
Freddie Mac Gold Pool 7.5% 2/1/2032	26,107	27,766
Freddie Mac Gold Pool 7.5% 5/1/2031	985	1,034
Freddie Mac Gold Pool 7.5% 6/1/2027	132	135
Freddie Mac Gold Pool 7.5% 7/1/2027	6	6
Freddie Mac Gold Pool 7.5% 7/1/2034	11,518	12,041
Freddie Mac Gold Pool 7.5% 8/1/2030	231	243
Freddie Mac Gold Pool 7.5% 9/1/2030	72	76
Freddie Mac Gold Pool 7.5% 9/1/2030	1,027	1,086
Freddie Mac Gold Pool 7.5% 9/1/2030	36	36
Freddie Mac Gold Pool 7.5% 9/1/2031	730	773
Freddie Mac Gold Pool 8% 11/1/2031	2,476	2,574
Freddie Mac Gold Pool 8% 2/1/2030	301	310
Freddie Mac Gold Pool 8% 4/1/2032	339	352
Freddie Mac Gold Pool 8% 7/1/2025	19	19
Freddie Mac Gold Pool 8% 7/1/2030	2,387	2,485
Freddie Mac Gold Pool 8% 8/1/2030	77	80
Freddie Mac Gold Pool 8% 8/1/2030	5,624	5,816
Freddie Mac Gold Pool 8% 8/1/2030	193	201
Freddie Mac Gold Pool 8% 9/1/2030	163	170
Freddie Mac Gold Pool 8.5% 1/1/2028	44	45
Freddie Mac Gold Pool 8.5% 11/1/2026	11	12
Freddie Mac Gold Pool 8.5% 12/1/2027	73	74
Freddie Mac Gold Pool 8.5% 2/1/2027	1,116	1,134
Freddie Mac Gold Pool 8.5% 5/1/2027	55	55
Freddie Mac Gold Pool 8.5% 5/1/2027	116	118
Freddie Mac Gold Pool 8.5% 8/1/2026	207	210
Freddie Mac Gold Pool 8.5% 8/1/2027	2,959	3,022
Freddie Mac Gold Pool 8.5% 8/1/2027	207	210
Freddie Mac Gold Pool 8.5% 8/1/2027	65	66
Freddie Mac Gold Pool 8.5% 8/1/2027	871	895
Freddie Mac Gold Pool 8.5% 9/1/2026	122	124
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	6,660,223	6,864,290
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.325%, 6.133% 1/1/2036 (b)(c)	27,814	28,108
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 6.382% 3/1/2036 (b)(c)	144,709	146,519
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 6.5% 3/1/2036 (b)(c)	92,951	94,639
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.61% 12/1/2040 (b)(c)	913,633	937,216
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.293% 9/1/2041 (b)(c)	323,379	331,720
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.567% 7/1/2041 (b)(c)	202,739	207,635
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 7.239% 4/1/2036 (b)(c)	59,817	61,275
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 7.255% 4/1/2041 (b)(c)	34,449	35,361
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 7.6% 9/1/2041 (b)(c)	148,210	152,348
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.156% 5/1/2041 (b)(c)	277,283	285,457
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.485% 5/1/2041 (b)(c)	187,306	192,463
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.628% 6/1/2041 (b)(c)	266,379	273,510
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.785% 6/1/2041 (b)(c)	76,583	78,613
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.924%, 7.263% 10/1/2042 (b)(c)	114,407	117,638
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.961%, 7.711% 6/1/2033 (b)(c)	4,857	4,956
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.022%, 6.936% 4/1/2038 (b)(c)	50,080	51,504
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 7.658% 3/1/2033 (b)(c)	1,480	1,506
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 7.905% 7/1/2036 (b)(c)	43,006	44,090
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.16%, 6.785% 11/1/2035 (b)(c)	2,233	2,292
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.2%, 6.825% 12/1/2036 (b)(c)	76,451	78,839
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 6.836% 6/1/2033 (b)(c)	92,543	93,438
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.247%, 6.496% 1/1/2035 (b)(c)	1,653	1,679
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.247%, 7.133% 6/1/2033 (b)(c)	160,046	162,061
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 7.219% 3/1/2035 (b)(c)	273,671	278,122
Freddie Mac Non Gold Pool 3.5% 2/1/2055	43,588	39,549
Freddie Mac Non Gold Pool 4% 9/1/2040	33,933	32,911
Freddie Mac Non Gold Pool 4.5% 9/1/2040	889	882
Freddie Mac Non Gold Pool 5% 8/1/2053	10,505,705	10,393,588
Freddie Mac Non Gold Pool 5.5% 5/1/2053	40,513,348	41,033,848
Freddie Mac Non Gold Pool 5.5% 6/1/2053	20,312,487	20,548,063
Freddie Mac Non Gold Pool 5.5% 8/1/2053	7,992,490	8,082,686
Freddie Mac Non Gold Pool 5.5% 8/1/2053	4,064,303	4,116,519
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.125%, 6.197% 8/1/2037 (b)(c)	58,014	57,987
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.655%, 6.907% 4/1/2035 (b)(c)	40,068	40,543
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.868%, 7.169% 10/1/2036 (b)(c)	101,914	103,469
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.995%, 6.878% 10/1/2035 (b)(c)	68,819	70,000
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.635% 6/1/2037 (b)(c)	50,487	51,544
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 3.127%, 8.626% 10/1/2035 (b)(c)	4,462	4,595
Freddie Mac Non Gold Pool 6% 11/1/2054	8,712,535	8,974,038
Freddie Mac Non Gold Pool 6% 6/1/2053	6,846,383	7,054,014
Freddie Mac Non Gold Pool 6% 6/1/2053	5,761,162	5,930,481
Freddie Mac Non Gold Pool 6% 6/1/2053	6,910,063	7,098,031
Freddie Mac Non Gold Pool 6% 7/1/2053	6,193,396	6,375,417
Freddie Mac Non Gold Pool 6% 7/1/2053	7,015,296	7,228,050
Freddie Mac Non Gold Pool 6% 9/1/2053	7,986,921	8,201,686
Ginnie Mae I Pool 2.5% 1/20/2052	9,418,996	7,995,907
Ginnie Mae I Pool 2.5% 12/20/2051	9,658,379	8,199,122
Ginnie Mae I Pool 2.5% 12/20/2051	14,636,985	12,425,524
Ginnie Mae I Pool 2.5% 12/20/2051	7,647,183	6,491,791
Ginnie Mae I Pool 2.5% 8/20/2051	53,779,108	45,704,191
Ginnie Mae I Pool 2.5% 8/20/2051	8,122,318	6,902,755
Ginnie Mae I Pool 2.5% 8/20/2051	14,047,282	11,938,087
Ginnie Mae I Pool 2.5% 9/20/2051	23,930,549	20,337,384
Ginnie Mae I Pool 2.5% 9/20/2051	13,907,070	11,818,927
Ginnie Mae I Pool 3% 1/15/2045	57,774	51,760
Ginnie Mae I Pool 3% 1/15/2045	39,356	35,348
Ginnie Mae I Pool 3% 1/15/2045	43,886	39,318
Ginnie Mae I Pool 3% 1/15/2045	34,287	30,689
Ginnie Mae I Pool 3% 1/15/2045	15,510	13,878
Ginnie Mae I Pool 3% 12/15/2042	1,357,975	1,226,544
Ginnie Mae I Pool 3% 12/20/2042	4,055,340	3,692,514
Ginnie Mae I Pool 3% 2/15/2045	396,857	355,323
Ginnie Mae I Pool 3% 2/15/2045	56,750	50,890
Ginnie Mae I Pool 3% 2/15/2045	162,027	145,205
Ginnie Mae I Pool 3% 2/15/2045	74,042	66,334
Ginnie Mae I Pool 3% 2/15/2045	37,158	33,269
Ginnie Mae I Pool 3% 2/20/2050	3,491,546	3,106,079
Ginnie Mae I Pool 3% 3/15/2045	25,398	22,884
Ginnie Mae I Pool 3% 3/15/2045	59,613	53,712
Ginnie Mae I Pool 3% 3/15/2045	55,043	49,593
Ginnie Mae I Pool 3% 3/15/2045	30,313	27,084
Ginnie Mae I Pool 3% 3/15/2045	65,113	58,666
Ginnie Mae I Pool 3% 3/15/2045	314,440	283,310
Ginnie Mae I Pool 3% 3/15/2045	197,334	177,798
Ginnie Mae I Pool 3% 3/15/2045	93,711	83,930
Ginnie Mae I Pool 3% 3/15/2045	15,282	13,674
Ginnie Mae I Pool 3% 3/15/2045	81,767	73,672
Ginnie Mae I Pool 3% 3/15/2045	187,392	168,839
Ginnie Mae I Pool 3% 3/15/2045	36,515	32,900
Ginnie Mae I Pool 3% 3/15/2045	152,554	137,451
Ginnie Mae I Pool 3% 3/15/2045	140,388	126,490
Ginnie Mae I Pool 3% 3/20/2043	2,712,584	2,470,176
Ginnie Mae I Pool 3% 3/20/2043	1,135,770	1,034,965
Ginnie Mae I Pool 3% 4/15/2042	18,826	17,106
Ginnie Mae I Pool 3% 4/15/2043	146,727	132,663
Ginnie Mae I Pool 3% 4/15/2043	16,159	14,625
Ginnie Mae I Pool 3% 4/15/2043	154,176	138,835
Ginnie Mae I Pool 3% 4/15/2043	14,681	13,424
Ginnie Mae I Pool 3% 4/15/2045	35,920	32,364
Ginnie Mae I Pool 3% 4/15/2045	22,961	20,687
Ginnie Mae I Pool 3% 5/15/2042	16,375	14,863
Ginnie Mae I Pool 3% 5/15/2043	8,569	7,732
Ginnie Mae I Pool 3% 5/15/2043	251,418	226,551
Ginnie Mae I Pool 3% 5/15/2043	149,533	133,615
Ginnie Mae I Pool 3% 5/15/2043	43,607	39,255
Ginnie Mae I Pool 3% 5/15/2043	119,353	107,728
Ginnie Mae I Pool 3% 5/15/2043	39,688	35,763
Ginnie Mae I Pool 3% 5/15/2043	315,121	286,223
Ginnie Mae I Pool 3% 5/15/2043	765,182	688,592
Ginnie Mae I Pool 3% 5/15/2043	724,262	655,289
Ginnie Mae I Pool 3% 5/15/2045	101,976	91,880
Ginnie Mae I Pool 3% 5/15/2045	71,826	64,715
Ginnie Mae I Pool 3% 6/15/2042	299,604	271,356
Ginnie Mae I Pool 3% 6/15/2043	149,484	134,521
Ginnie Mae I Pool 3% 6/15/2043	13,464	12,124
Ginnie Mae I Pool 3% 6/15/2043	28,828	26,213
Ginnie Mae I Pool 3% 6/15/2043	468,286	422,677
Ginnie Mae I Pool 3% 6/15/2043	27,598	25,005
Ginnie Mae I Pool 3% 6/15/2045	13,396	12,070
Ginnie Mae I Pool 3% 6/15/2045	104,419	94,081
Ginnie Mae I Pool 3% 6/15/2045	22,786	20,530
Ginnie Mae I Pool 3% 6/20/2042	65,716	60,099
Ginnie Mae I Pool 3% 7/15/2042	13,958	12,665
Ginnie Mae I Pool 3% 7/15/2043	3,344	3,019
Ginnie Mae I Pool 3% 7/15/2045	121,331	109,319
Ginnie Mae I Pool 3% 7/15/2045	50,651	45,636
Ginnie Mae I Pool 3% 7/15/2045	42,009	37,850
Ginnie Mae I Pool 3% 7/15/2045	54,090	48,735
Ginnie Mae I Pool 3% 7/15/2045	43,869	39,526
Ginnie Mae I Pool 3% 7/15/2045	15,687	14,134
Ginnie Mae I Pool 3% 7/15/2045	74,777	67,374
Ginnie Mae I Pool 3% 7/15/2045	196,452	177,003
Ginnie Mae I Pool 3% 7/15/2045	57,609	51,906
Ginnie Mae I Pool 3% 7/15/2045	54,023	48,675
Ginnie Mae I Pool 3% 7/15/2045	114,284	102,970
Ginnie Mae I Pool 3% 8/15/2042	34,488	31,098
Ginnie Mae I Pool 3% 8/15/2043	34,582	31,213
Ginnie Mae I Pool 3% 9/15/2042	32,702	29,433
Ginnie Mae I Pool 3.5% 1/15/2041	45,253	42,276
Ginnie Mae I Pool 3.5% 1/15/2042	5,910	5,505
Ginnie Mae I Pool 3.5% 1/15/2042	577,708	536,213
Ginnie Mae I Pool 3.5% 1/15/2042	458,218	425,695
Ginnie Mae I Pool 3.5% 1/15/2042	11,188	10,426
Ginnie Mae I Pool 3.5% 1/15/2043	20,519	19,080
Ginnie Mae I Pool 3.5% 1/15/2043	667,990	620,721
Ginnie Mae I Pool 3.5% 11/15/2040	82,349	76,933
Ginnie Mae I Pool 3.5% 11/15/2042	1,505,768	1,399,541
Ginnie Mae I Pool 3.5% 12/15/2040	15,788	14,757
Ginnie Mae I Pool 3.5% 12/15/2041	514,613	478,197
Ginnie Mae I Pool 3.5% 12/15/2041	321,331	299,818
Ginnie Mae I Pool 3.5% 12/15/2041	579,513	539,009
Ginnie Mae I Pool 3.5% 12/15/2041	51,803	48,299
Ginnie Mae I Pool 3.5% 12/20/2049	128,846	118,039
Ginnie Mae I Pool 3.5% 12/20/2049	29,936	27,423
Ginnie Mae I Pool 3.5% 12/20/2049	100,186	92,409
Ginnie Mae I Pool 3.5% 12/20/2049	283,001	260,237
Ginnie Mae I Pool 3.5% 2/15/2042	24,110	22,457
Ginnie Mae I Pool 3.5% 2/15/2042	503,320	467,488
Ginnie Mae I Pool 3.5% 2/15/2042	398,089	369,664
Ginnie Mae I Pool 3.5% 2/15/2042	539,503	502,639
Ginnie Mae I Pool 3.5% 2/15/2042	191,119	178,060
Ginnie Mae I Pool 3.5% 2/15/2043	70,865	65,775
Ginnie Mae I Pool 3.5% 2/15/2043	2,951,393	2,747,729
Ginnie Mae I Pool 3.5% 2/15/2043	117,370	109,141
Ginnie Mae I Pool 3.5% 2/15/2044	424,408	392,058
Ginnie Mae I Pool 3.5% 2/20/2043	1,525,364	1,420,037
Ginnie Mae I Pool 3.5% 3/15/2042	3,519	3,271
Ginnie Mae I Pool 3.5% 3/15/2042	2,094,468	1,950,407
Ginnie Mae I Pool 3.5% 3/15/2042	8,900	8,300
Ginnie Mae I Pool 3.5% 3/15/2043	20,518	19,053
Ginnie Mae I Pool 3.5% 3/15/2043	48,617	45,198
Ginnie Mae I Pool 3.5% 3/20/2043	678,737	631,725
Ginnie Mae I Pool 3.5% 4/15/2043	2,762,002	2,573,274
Ginnie Mae I Pool 3.5% 4/15/2043	454,279	420,716
Ginnie Mae I Pool 3.5% 5/15/2042	113,323	105,554
Ginnie Mae I Pool 3.5% 5/15/2042	158,844	148,027
Ginnie Mae I Pool 3.5% 5/15/2043	94,681	88,342
Ginnie Mae I Pool 3.5% 5/15/2043	106,643	98,873
Ginnie Mae I Pool 3.5% 5/15/2043	33,517	31,167
Ginnie Mae I Pool 3.5% 5/15/2043	82,691	76,840
Ginnie Mae I Pool 3.5% 5/20/2046	90,822	84,217
Ginnie Mae I Pool 3.5% 5/20/2046	129,066	119,813
Ginnie Mae I Pool 3.5% 5/20/2046	126,894	117,797
Ginnie Mae I Pool 3.5% 5/20/2046	175,101	162,549
Ginnie Mae I Pool 3.5% 5/20/2046	137,876	127,992
Ginnie Mae I Pool 3.5% 5/20/2046	258,641	240,099
Ginnie Mae I Pool 3.5% 6/15/2042	21,097	19,600
Ginnie Mae I Pool 3.5% 6/15/2043	66,683	61,838
Ginnie Mae I Pool 3.5% 6/15/2043	6,817	6,351
Ginnie Mae I Pool 3.5% 6/15/2043	149,667	139,108
Ginnie Mae I Pool 3.5% 6/15/2043	198,171	183,691
Ginnie Mae I Pool 3.5% 6/15/2043	85,754	80,238
Ginnie Mae I Pool 3.5% 6/15/2043	162,615	150,472
Ginnie Mae I Pool 3.5% 6/15/2043	16,238	15,042
Ginnie Mae I Pool 3.5% 6/20/2046	171,363	159,078
Ginnie Mae I Pool 3.5% 6/20/2046	699,483	649,339
Ginnie Mae I Pool 3.5% 6/20/2046	163,269	151,565
Ginnie Mae I Pool 3.5% 6/20/2046	59,321	55,105
Ginnie Mae I Pool 3.5% 6/20/2046	105,304	97,755
Ginnie Mae I Pool 3.5% 6/20/2046	182,138	169,081
Ginnie Mae I Pool 3.5% 6/20/2046	153,486	142,483
Ginnie Mae I Pool 3.5% 7/15/2042	431,760	401,489
Ginnie Mae I Pool 3.5% 7/15/2042	148,205	137,814
Ginnie Mae I Pool 3.5% 7/15/2042	36,960	34,344
Ginnie Mae I Pool 3.5% 7/15/2043	5,746	5,343
Ginnie Mae I Pool 3.5% 7/15/2043	75,733	70,230
Ginnie Mae I Pool 3.5% 7/20/2043	610,299	565,710
Ginnie Mae I Pool 3.5% 7/20/2046	20,151,419	18,719,412
Ginnie Mae I Pool 3.5% 8/15/2042	36,482	33,885
Ginnie Mae I Pool 3.5% 8/15/2043	2,244	2,078
Ginnie Mae I Pool 3.5% 8/15/2043	42,309	39,183
Ginnie Mae I Pool 3.5% 9/15/2041	5,753	5,372
Ginnie Mae I Pool 3.5% 9/15/2042	109,047	101,192
Ginnie Mae I Pool 3.5% 9/15/2042	6,613	6,142
Ginnie Mae I Pool 3.5% 9/15/2042	44,817	41,588
Ginnie Mae I Pool 3.5% 9/15/2042	48,598	45,485
Ginnie Mae I Pool 3.5% 9/15/2042	78,006	72,403
Ginnie Mae I Pool 3.5% 9/15/2043	38,450	35,664
Ginnie Mae I Pool 4% 1/15/2040	106,613	102,934
Ginnie Mae I Pool 4% 1/15/2040	105,631	101,778
Ginnie Mae I Pool 4% 1/15/2041	21,410	20,614
Ginnie Mae I Pool 4% 1/15/2041	570,389	548,933
Ginnie Mae I Pool 4% 1/15/2041	10,723	10,318
Ginnie Mae I Pool 4% 1/15/2042	10,283	9,899
Ginnie Mae I Pool 4% 1/15/2043	39,519	37,925
Ginnie Mae I Pool 4% 1/15/2047	207,343	197,498
Ginnie Mae I Pool 4% 1/15/2047	236,811	225,567
Ginnie Mae I Pool 4% 1/15/2047	72,489	69,047
Ginnie Mae I Pool 4% 1/15/2047	152,232	145,004
Ginnie Mae I Pool 4% 10/15/2039	128,560	124,140
Ginnie Mae I Pool 4% 10/15/2040	565,726	544,763
Ginnie Mae I Pool 4% 10/15/2040	571,991	551,060
Ginnie Mae I Pool 4% 10/15/2040	11,024	10,621
Ginnie Mae I Pool 4% 10/15/2040	11,987	11,545
Ginnie Mae I Pool 4% 10/15/2040	58,979	56,814
Ginnie Mae I Pool 4% 10/15/2040	601,412	579,127
Ginnie Mae I Pool 4% 10/15/2041	57,216	54,990
Ginnie Mae I Pool 4% 10/15/2041	1,194,742	1,148,260
Ginnie Mae I Pool 4% 10/15/2041	577,795	555,870
Ginnie Mae I Pool 4% 10/15/2041	309,666	298,018
Ginnie Mae I Pool 4% 10/15/2041	142,338	137,113
Ginnie Mae I Pool 4% 10/15/2041	94,208	90,601
Ginnie Mae I Pool 4% 10/15/2041	73,480	70,700
Ginnie Mae I Pool 4% 10/15/2041	51,636	49,723
Ginnie Mae I Pool 4% 10/15/2041	35,099	33,755
Ginnie Mae I Pool 4% 10/15/2041	105,273	101,313
Ginnie Mae I Pool 4% 10/15/2041	6,127	5,900
Ginnie Mae I Pool 4% 10/15/2041	35,838	34,418
Ginnie Mae I Pool 4% 10/20/2042	137,605	131,801
Ginnie Mae I Pool 4% 11/15/2039	96,599	93,368
Ginnie Mae I Pool 4% 11/15/2040	148,855	143,273
Ginnie Mae I Pool 4% 11/15/2040	19,889	19,193
Ginnie Mae I Pool 4% 11/15/2041	276,008	265,505
Ginnie Mae I Pool 4% 11/15/2041	20,831	20,020
Ginnie Mae I Pool 4% 11/15/2041	1,326	1,277
Ginnie Mae I Pool 4% 11/15/2041	173,024	166,147
Ginnie Mae I Pool 4% 11/15/2041	10,449	10,062
Ginnie Mae I Pool 4% 11/15/2042	11,457	11,000
Ginnie Mae I Pool 4% 12/15/2039	306,646	295,496
Ginnie Mae I Pool 4% 12/15/2039	64,898	62,546
Ginnie Mae I Pool 4% 12/15/2040	2,400	2,311
Ginnie Mae I Pool 4% 12/15/2040	5,143	4,965
Ginnie Mae I Pool 4% 12/15/2040	24,455	23,516
Ginnie Mae I Pool 4% 12/15/2040	35,961	34,575
Ginnie Mae I Pool 4% 12/15/2040	4,152	3,996
Ginnie Mae I Pool 4% 12/15/2041	146,996	141,386
Ginnie Mae I Pool 4% 12/15/2041	186,718	179,522
Ginnie Mae I Pool 4% 12/15/2041	104,626	100,581
Ginnie Mae I Pool 4% 12/15/2041	85,216	81,901
Ginnie Mae I Pool 4% 12/15/2041	22,044	21,240
Ginnie Mae I Pool 4% 12/15/2041	22,742	21,849
Ginnie Mae I Pool 4% 12/15/2041	4,384	4,215
Ginnie Mae I Pool 4% 12/15/2042	8,509	8,177
Ginnie Mae I Pool 4% 12/15/2046	39,277	37,486
Ginnie Mae I Pool 4% 2/15/2040	265,068	255,621
Ginnie Mae I Pool 4% 2/15/2040	454,031	437,311
Ginnie Mae I Pool 4% 2/15/2040	47,087	45,387
Ginnie Mae I Pool 4% 2/15/2040	281,227	270,807
Ginnie Mae I Pool 4% 2/15/2041	38,981	37,546
Ginnie Mae I Pool 4% 2/15/2041	5,264	5,063
Ginnie Mae I Pool 4% 2/15/2041	78,669	75,628
Ginnie Mae I Pool 4% 2/15/2042	28,049	26,961
Ginnie Mae I Pool 4% 2/15/2042	35,437	34,071
Ginnie Mae I Pool 4% 2/15/2045	34,842	33,358
Ginnie Mae I Pool 4% 3/15/2040	2,304,131	2,219,546
Ginnie Mae I Pool 4% 3/15/2041	1,152,090	1,109,664
Ginnie Mae I Pool 4% 3/15/2041	19,911	19,281
Ginnie Mae I Pool 4% 3/15/2041	14,291	13,763
Ginnie Mae I Pool 4% 3/15/2042	64,602	62,097
Ginnie Mae I Pool 4% 3/15/2042	16,167	15,530
Ginnie Mae I Pool 4% 3/15/2042	20,651	19,828
Ginnie Mae I Pool 4% 3/15/2042	145,226	139,576
Ginnie Mae I Pool 4% 4/15/2040	209,685	201,868
Ginnie Mae I Pool 4% 4/15/2040	74,741	72,087
Ginnie Mae I Pool 4% 4/15/2041	2,731	2,629
Ginnie Mae I Pool 4% 4/15/2042	22,246	21,370
Ginnie Mae I Pool 4% 4/15/2043	33,959	32,586
Ginnie Mae I Pool 4% 4/15/2043	10,842	10,452
Ginnie Mae I Pool 4% 4/15/2046	2,263,631	2,166,017
Ginnie Mae I Pool 4% 4/20/2048	493,666	469,141
Ginnie Mae I Pool 4% 4/20/2048	538,728	511,965
Ginnie Mae I Pool 4% 5/15/2040	156,680	150,804
Ginnie Mae I Pool 4% 5/15/2041	22,899	22,181
Ginnie Mae I Pool 4% 5/15/2042	5,675	5,500
Ginnie Mae I Pool 4% 5/15/2043	14,219	13,627
Ginnie Mae I Pool 4% 5/15/2043	42,943	41,154
Ginnie Mae I Pool 4% 5/15/2045	32,384	31,048
Ginnie Mae I Pool 4% 5/20/2049	957,948	906,467
Ginnie Mae I Pool 4% 6/15/2041	19,257	18,526
Ginnie Mae I Pool 4% 6/15/2041	12,927	12,421
Ginnie Mae I Pool 4% 6/15/2041	29,812	28,681
Ginnie Mae I Pool 4% 6/15/2042	4,577	4,393
Ginnie Mae I Pool 4% 6/15/2042	6,899	6,619
Ginnie Mae I Pool 4% 6/15/2043	22,903	22,004
Ginnie Mae I Pool 4% 6/15/2043	35,384	33,941
Ginnie Mae I Pool 4% 6/15/2045	8,711	8,352
Ginnie Mae I Pool 4% 7/15/2039	118,179	113,939
Ginnie Mae I Pool 4% 7/15/2041	20,815	20,053
Ginnie Mae I Pool 4% 7/15/2041	3,069	2,948
Ginnie Mae I Pool 4% 7/15/2041	57,910	55,622
Ginnie Mae I Pool 4% 7/15/2041	54,039	51,982
Ginnie Mae I Pool 4% 7/15/2045	23,702	22,725
Ginnie Mae I Pool 4% 7/15/2046	111,190	106,119
Ginnie Mae I Pool 4% 7/15/2046	172,974	165,085
Ginnie Mae I Pool 4% 8/15/2039	6,257	6,039
Ginnie Mae I Pool 4% 8/15/2039	34,268	33,006
Ginnie Mae I Pool 4% 8/15/2039	54,335	52,392
Ginnie Mae I Pool 4% 8/15/2040	26,251	25,297
Ginnie Mae I Pool 4% 8/15/2041	80,623	77,564
Ginnie Mae I Pool 4% 8/15/2041	21,258	20,516
Ginnie Mae I Pool 4% 8/15/2041	16,896	16,276
Ginnie Mae I Pool 4% 8/15/2042	250,980	240,802
Ginnie Mae I Pool 4% 8/15/2042	31,491	30,303
Ginnie Mae I Pool 4% 8/15/2042	8,670	8,353
Ginnie Mae I Pool 4% 8/15/2043	13,855	13,270
Ginnie Mae I Pool 4% 8/15/2043	9,584	9,179
Ginnie Mae I Pool 4% 9/15/2039	78,182	75,556
Ginnie Mae I Pool 4% 9/15/2040	4,536	4,371
Ginnie Mae I Pool 4% 9/15/2041	134,097	128,963
Ginnie Mae I Pool 4% 9/15/2041	75,471	72,616
Ginnie Mae I Pool 4% 9/15/2041	73,232	70,510
Ginnie Mae I Pool 4% 9/15/2041	7,402	7,143
Ginnie Mae I Pool 4% 9/15/2041	15,476	14,878
Ginnie Mae I Pool 4% 9/15/2041	9,012	8,654
Ginnie Mae I Pool 4% 9/15/2041	4,007	3,854
Ginnie Mae I Pool 4.5% 1/15/2041	2,467	2,424
Ginnie Mae I Pool 4.5% 10/15/2039	10,923	10,750
Ginnie Mae I Pool 4.5% 10/15/2039	3,425	3,372
Ginnie Mae I Pool 4.5% 10/15/2039	56,426	55,437
Ginnie Mae I Pool 4.5% 10/15/2040	6,471	6,364
Ginnie Mae I Pool 4.5% 11/15/2039	12,283	12,093
Ginnie Mae I Pool 4.5% 11/15/2039	4,943	4,865
Ginnie Mae I Pool 4.5% 11/15/2039	42,109	41,437
Ginnie Mae I Pool 4.5% 11/15/2039	6,516	6,411
Ginnie Mae I Pool 4.5% 11/15/2039	8,214	8,081
Ginnie Mae I Pool 4.5% 11/15/2039	102,391	100,730
Ginnie Mae I Pool 4.5% 11/15/2039	51,947	51,109
Ginnie Mae I Pool 4.5% 11/15/2039	94,183	92,789
Ginnie Mae I Pool 4.5% 11/15/2039	8,144	8,015
Ginnie Mae I Pool 4.5% 11/15/2039	342,760	336,730
Ginnie Mae I Pool 4.5% 11/15/2039	140,411	138,056
Ginnie Mae I Pool 4.5% 11/15/2039	1,627	1,601
Ginnie Mae I Pool 4.5% 11/15/2039	4,035	3,969
Ginnie Mae I Pool 4.5% 12/15/2039	9,174	9,038
Ginnie Mae I Pool 4.5% 2/15/2040	6,974	6,862
Ginnie Mae I Pool 4.5% 2/15/2040	7,843	7,724
Ginnie Mae I Pool 4.5% 2/15/2040	106,372	104,663
Ginnie Mae I Pool 4.5% 2/15/2040	5,970	5,873
Ginnie Mae I Pool 4.5% 2/15/2040	57,471	56,603
Ginnie Mae I Pool 4.5% 2/15/2040	199,101	195,902
Ginnie Mae I Pool 4.5% 2/15/2040	292,409	287,727
Ginnie Mae I Pool 4.5% 2/15/2040	22,254	21,914
Ginnie Mae I Pool 4.5% 2/15/2040	16,769	16,503
Ginnie Mae I Pool 4.5% 2/15/2040	270,485	265,544
Ginnie Mae I Pool 4.5% 2/15/2040	1,954	1,924
Ginnie Mae I Pool 4.5% 2/15/2041	64,708	63,567
Ginnie Mae I Pool 4.5% 3/15/2040	756,161	744,136
Ginnie Mae I Pool 4.5% 3/15/2040	3,543	3,487
Ginnie Mae I Pool 4.5% 3/15/2040	37,198	36,607
Ginnie Mae I Pool 4.5% 3/15/2040	12,861	12,650
Ginnie Mae I Pool 4.5% 3/15/2040	10,713	10,541
Ginnie Mae I Pool 4.5% 3/15/2041	2,950	2,899
Ginnie Mae I Pool 4.5% 3/15/2041	37,798	37,185
Ginnie Mae I Pool 4.5% 3/15/2041	136,093	133,730
Ginnie Mae I Pool 4.5% 3/15/2041	11,269	11,075
Ginnie Mae I Pool 4.5% 4/15/2040	147,505	144,875
Ginnie Mae I Pool 4.5% 4/15/2040	113,075	111,101
Ginnie Mae I Pool 4.5% 4/15/2040	26,207	25,681
Ginnie Mae I Pool 4.5% 4/15/2040	67,300	66,166
Ginnie Mae I Pool 4.5% 4/15/2040	25,629	25,115
Ginnie Mae I Pool 4.5% 4/15/2040	21,217	20,885
Ginnie Mae I Pool 4.5% 5/15/2039	57,535	56,649
Ginnie Mae I Pool 4.5% 5/15/2040	34,937	34,337
Ginnie Mae I Pool 4.5% 5/15/2040	389,423	383,166
Ginnie Mae I Pool 4.5% 5/15/2041	383	380
Ginnie Mae I Pool 4.5% 6/15/2039	192,283	189,437
Ginnie Mae I Pool 4.5% 6/15/2039	27,391	26,968
Ginnie Mae I Pool 4.5% 6/15/2039	178,222	175,448
Ginnie Mae I Pool 4.5% 6/15/2039	2,402	2,365
Ginnie Mae I Pool 4.5% 6/15/2039	1,773	1,746
Ginnie Mae I Pool 4.5% 6/15/2040	407,344	400,733
Ginnie Mae I Pool 4.5% 6/15/2040	191,758	188,698
Ginnie Mae I Pool 4.5% 6/15/2040	84,495	83,142
Ginnie Mae I Pool 4.5% 6/15/2040	17,984	17,691
Ginnie Mae I Pool 4.5% 6/15/2040	23,921	23,534
Ginnie Mae I Pool 4.5% 6/15/2040	158,518	155,954
Ginnie Mae I Pool 4.5% 6/15/2040	1,352,609	1,328,489
Ginnie Mae I Pool 4.5% 6/15/2040	9,408	9,259
Ginnie Mae I Pool 4.5% 6/15/2040	36,888	36,293
Ginnie Mae I Pool 4.5% 6/15/2040	223,719	220,149
Ginnie Mae I Pool 4.5% 6/15/2040	15,497	15,234
Ginnie Mae I Pool 4.5% 6/15/2041	279,791	274,969
Ginnie Mae I Pool 4.5% 7/15/2039	180,651	177,923
Ginnie Mae I Pool 4.5% 7/15/2039	5,879	5,783
Ginnie Mae I Pool 4.5% 7/15/2040	625,585	615,500
Ginnie Mae I Pool 4.5% 7/15/2040	29,559	29,086
Ginnie Mae I Pool 4.5% 7/15/2040	404,196	397,768
Ginnie Mae I Pool 4.5% 7/15/2040	19,571	19,251
Ginnie Mae I Pool 4.5% 7/15/2040	36,645	36,056
Ginnie Mae I Pool 4.5% 7/15/2040	33,598	33,056
Ginnie Mae I Pool 4.5% 7/15/2040	1,711	1,682
Ginnie Mae I Pool 4.5% 7/15/2040	9,888	9,728
Ginnie Mae I Pool 4.5% 7/15/2040	41,914	41,230
Ginnie Mae I Pool 4.5% 7/15/2040	24,618	24,210
Ginnie Mae I Pool 4.5% 7/15/2040	294,234	289,523
Ginnie Mae I Pool 4.5% 7/15/2040	8,084	7,953
Ginnie Mae I Pool 4.5% 7/15/2040	29,285	28,815
Ginnie Mae I Pool 4.5% 7/15/2040	1,234	1,213
Ginnie Mae I Pool 4.5% 8/15/2039	155,722	153,334
Ginnie Mae I Pool 4.5% 8/15/2039	824,018	811,332
Ginnie Mae I Pool 4.5% 8/15/2039	1,012,354	996,711
Ginnie Mae I Pool 4.5% 8/15/2039	27,715	27,280
Ginnie Mae I Pool 4.5% 8/15/2039	41,392	40,731
Ginnie Mae I Pool 4.5% 8/15/2039	336,267	330,956
Ginnie Mae I Pool 4.5% 8/15/2039	1,636,002	1,610,628
Ginnie Mae I Pool 4.5% 8/15/2040	105,189	103,487
Ginnie Mae I Pool 4.5% 8/15/2040	4,778	4,700
Ginnie Mae I Pool 4.5% 8/15/2040	18,532	18,215
Ginnie Mae I Pool 4.5% 8/15/2040	41,838	40,974
Ginnie Mae I Pool 4.5% 8/15/2040	2,724	2,684
Ginnie Mae I Pool 4.5% 8/15/2040	2,637	2,592
Ginnie Mae I Pool 4.5% 8/15/2040	12,611	12,409
Ginnie Mae I Pool 4.5% 8/15/2040	16,391	16,108
Ginnie Mae I Pool 4.5% 8/15/2041	32,525	32,010
Ginnie Mae I Pool 4.5% 9/15/2039	298,036	293,363
Ginnie Mae I Pool 4.5% 9/15/2039	3,956	3,893
Ginnie Mae I Pool 4.5% 9/15/2039	4,505	4,436
Ginnie Mae I Pool 4.5% 9/15/2039	139,146	136,996
Ginnie Mae I Pool 4.5% 9/15/2040	26,508	26,068
Ginnie Mae I Pool 4.5% 9/15/2040	45,174	44,448
Ginnie Mae I Pool 5% 1/15/2034	11,150	11,202
Ginnie Mae I Pool 5% 1/15/2040	3,515	3,535
Ginnie Mae I Pool 5% 1/15/2040	4,518	4,539
Ginnie Mae I Pool 5% 10/15/2033	6,024	6,052
Ginnie Mae I Pool 5% 10/15/2034	9,832	9,877
Ginnie Mae I Pool 5% 10/15/2039	21,367	21,492
Ginnie Mae I Pool 5% 10/15/2039	114,764	115,443
Ginnie Mae I Pool 5% 10/15/2039	38,576	38,803
Ginnie Mae I Pool 5% 10/15/2039	84,451	84,956
Ginnie Mae I Pool 5% 10/15/2039	67,872	68,280
Ginnie Mae I Pool 5% 11/15/2033	3,587	3,604
Ginnie Mae I Pool 5% 11/15/2039	110,796	111,462
Ginnie Mae I Pool 5% 11/15/2039	84,387	84,877
Ginnie Mae I Pool 5% 11/15/2039	45,022	45,292
Ginnie Mae I Pool 5% 11/15/2039	37,912	38,139
Ginnie Mae I Pool 5% 11/15/2039	8,006	8,053
Ginnie Mae I Pool 5% 11/15/2039	10,525	10,588
Ginnie Mae I Pool 5% 11/15/2040	39,053	39,286
Ginnie Mae I Pool 5% 11/15/2040	10,406	10,471
Ginnie Mae I Pool 5% 12/15/2032	1,249	1,255
Ginnie Mae I Pool 5% 12/15/2037	29,022	29,193
Ginnie Mae I Pool 5% 12/15/2038	13,270	13,346
Ginnie Mae I Pool 5% 12/15/2039	44,262	44,533
Ginnie Mae I Pool 5% 12/15/2039	52,451	52,763
Ginnie Mae I Pool 5% 12/15/2039	101,980	102,594
Ginnie Mae I Pool 5% 2/15/2039	1,462	1,470
Ginnie Mae I Pool 5% 2/15/2039	197,763	198,930
Ginnie Mae I Pool 5% 2/15/2040	8,919	8,973
Ginnie Mae I Pool 5% 3/15/2039	20,704	20,823
Ginnie Mae I Pool 5% 3/15/2040	17,247	17,348
Ginnie Mae I Pool 5% 3/15/2041	7,132	7,175
Ginnie Mae I Pool 5% 3/15/2041	85,874	86,403
Ginnie Mae I Pool 5% 3/15/2041	50,224	50,530
Ginnie Mae I Pool 5% 4/15/2033	10,514	10,562
Ginnie Mae I Pool 5% 4/15/2038	722	721
Ginnie Mae I Pool 5% 4/15/2039	18,059	18,164
Ginnie Mae I Pool 5% 4/15/2039	47,985	48,268
Ginnie Mae I Pool 5% 4/15/2040	1,243	1,250
Ginnie Mae I Pool 5% 4/15/2040	803,568	808,370
Ginnie Mae I Pool 5% 4/15/2040	50,591	50,898
Ginnie Mae I Pool 5% 4/15/2040	14,223	14,309
Ginnie Mae I Pool 5% 4/15/2040	9,282	9,337
Ginnie Mae I Pool 5% 4/15/2040	743,960	748,421
Ginnie Mae I Pool 5% 4/15/2040	4,836	4,866
Ginnie Mae I Pool 5% 4/15/2041	179,327	180,421
Ginnie Mae I Pool 5% 4/15/2041	13,902	13,988
Ginnie Mae I Pool 5% 4/15/2041	34,554	34,767
Ginnie Mae I Pool 5% 4/15/2041	5,610	5,644
Ginnie Mae I Pool 5% 4/20/2048	873,134	883,693
Ginnie Mae I Pool 5% 5/15/2039	134,674	135,469
Ginnie Mae I Pool 5% 5/15/2039	147,265	148,133
Ginnie Mae I Pool 5% 5/15/2039	17,997	18,103
Ginnie Mae I Pool 5% 5/15/2040	26,834	26,991
Ginnie Mae I Pool 5% 5/15/2040	44,293	44,559
Ginnie Mae I Pool 5% 5/15/2040	9,368	9,427
Ginnie Mae I Pool 5% 6/15/2033	829	833
Ginnie Mae I Pool 5% 6/15/2039	16,317	16,413
Ginnie Mae I Pool 5% 6/15/2039	2,822	2,838
Ginnie Mae I Pool 5% 6/15/2040	2,399,588	2,413,976
Ginnie Mae I Pool 5% 6/15/2040	45,394	45,676
Ginnie Mae I Pool 5% 6/15/2040	7,888	7,937
Ginnie Mae I Pool 5% 6/15/2040	68,573	68,987
Ginnie Mae I Pool 5% 6/15/2040	38,611	38,847
Ginnie Mae I Pool 5% 6/15/2040	4,866	4,896
Ginnie Mae I Pool 5% 6/15/2041	14,624	14,714
Ginnie Mae I Pool 5% 6/15/2041	14,264	14,349
Ginnie Mae I Pool 5% 6/15/2041	105,379	106,019
Ginnie Mae I Pool 5% 6/15/2041	3,131	3,150
Ginnie Mae I Pool 5% 7/15/2039	113,596	114,265
Ginnie Mae I Pool 5% 7/15/2039	230,732	232,088
Ginnie Mae I Pool 5% 7/15/2039	4,493	4,519
Ginnie Mae I Pool 5% 7/15/2040	50,569	50,879
Ginnie Mae I Pool 5% 7/15/2040	124,992	125,742
Ginnie Mae I Pool 5% 7/15/2040	7,763	7,810
Ginnie Mae I Pool 5% 7/15/2040	37,721	37,946
Ginnie Mae I Pool 5% 7/15/2040	39,638	39,878
Ginnie Mae I Pool 5% 7/15/2040	97,063	97,649
Ginnie Mae I Pool 5% 7/15/2040	56,169	56,507
Ginnie Mae I Pool 5% 7/15/2040	7,508	7,553
Ginnie Mae I Pool 5% 8/15/2039	24,485	24,632
Ginnie Mae I Pool 5% 8/15/2039	2,995	3,013
Ginnie Mae I Pool 5% 8/15/2039	15,729	15,822
Ginnie Mae I Pool 5% 8/15/2039	8,427	8,477
Ginnie Mae I Pool 5% 8/15/2039	15,573	15,665
Ginnie Mae I Pool 5% 8/15/2039	34,937	35,144
Ginnie Mae I Pool 5% 8/15/2039	83,671	84,167
Ginnie Mae I Pool 5% 8/15/2039	97,973	98,554
Ginnie Mae I Pool 5% 8/15/2039	2,181	2,194
Ginnie Mae I Pool 5% 8/15/2040	154,174	155,109
Ginnie Mae I Pool 5% 8/15/2040	160,967	161,938
Ginnie Mae I Pool 5% 8/15/2040	3,138	3,157
Ginnie Mae I Pool 5% 8/15/2040	185,021	186,142
Ginnie Mae I Pool 5% 8/15/2040	41,618	41,872
Ginnie Mae I Pool 5% 8/15/2041	3,382	3,402
Ginnie Mae I Pool 5% 9/15/2033	294	294
Ginnie Mae I Pool 5% 9/15/2037	5,941	5,976
Ginnie Mae I Pool 5% 9/15/2039	25,045	25,194
Ginnie Mae I Pool 5% 9/15/2039	10,953	11,019
Ginnie Mae I Pool 5% 9/15/2039	120,152	120,867
Ginnie Mae I Pool 5% 9/15/2039	655,505	659,365
Ginnie Mae I Pool 5% 9/15/2039	36,182	36,401
Ginnie Mae I Pool 5% 9/15/2039	40,677	40,918
Ginnie Mae I Pool 5% 9/15/2039	46,912	47,192
Ginnie Mae I Pool 5% 9/15/2039	91,019	91,560
Ginnie Mae I Pool 5% 9/15/2039	32,973	33,168
Ginnie Mae I Pool 5% 9/15/2039	22,814	22,950
Ginnie Mae I Pool 5% 9/15/2039	8,370	8,420
Ginnie Mae I Pool 5% 9/15/2039	5,477	5,509
Ginnie Mae I Pool 5% 9/15/2039	5,108	5,138
Ginnie Mae I Pool 5% 9/15/2040	18,285	18,395
Ginnie Mae I Pool 5% 9/15/2040	98,335	98,926
Ginnie Mae I Pool 5% 9/15/2040	65,837	66,237
Ginnie Mae I Pool 5% 9/15/2040	27,312	27,481
Ginnie Mae I Pool 5% 9/15/2041	1,723,778	1,734,044
Ginnie Mae I Pool 5.5% 1/15/2034	1,254	1,273
Ginnie Mae I Pool 5.5% 1/15/2039	7,476	7,620
Ginnie Mae I Pool 5.5% 10/15/2035	80,458	81,792
Ginnie Mae I Pool 5.5% 11/15/2033	663	673
Ginnie Mae I Pool 5.5% 12/15/2038	2,304	2,345
Ginnie Mae I Pool 5.5% 12/15/2038	363	369
Ginnie Mae I Pool 5.5% 3/15/2034	1,272	1,289
Ginnie Mae I Pool 5.5% 3/15/2034	4,791	4,861
Ginnie Mae I Pool 5.5% 3/15/2039	6,889	7,018
Ginnie Mae I Pool 5.5% 4/15/2034	1,023	1,038
Ginnie Mae I Pool 5.5% 4/15/2034	6,237	6,327
Ginnie Mae I Pool 5.5% 5/15/2034	20,086	20,402
Ginnie Mae I Pool 5.5% 5/15/2034	1,104	1,122
Ginnie Mae I Pool 5.5% 5/15/2034	5,957	6,046
Ginnie Mae I Pool 5.5% 5/15/2034	3,047	3,091
Ginnie Mae I Pool 5.5% 5/15/2034	1,629	1,655
Ginnie Mae I Pool 5.5% 5/15/2034	1,081	1,096
Ginnie Mae I Pool 5.5% 5/15/2039	59,109	60,240
Ginnie Mae I Pool 5.5% 6/15/2033	725	735
Ginnie Mae I Pool 5.5% 6/15/2039	1,779	1,804
Ginnie Mae I Pool 5.5% 6/15/2039	4,913	5,005
Ginnie Mae I Pool 5.5% 7/15/2033	4,333	4,398
Ginnie Mae I Pool 5.5% 7/15/2037	413	420
Ginnie Mae I Pool 5.5% 7/15/2038	1,209	1,232
Ginnie Mae I Pool 5.5% 7/15/2038	1,187	1,204
Ginnie Mae I Pool 5.5% 7/15/2039	49,070	50,038
Ginnie Mae I Pool 5.5% 8/15/2033	15,250	15,479
Ginnie Mae I Pool 5.5% 9/15/2039	348,536	355,393
Ginnie Mae I Pool 5.5% 9/15/2039	404,023	412,014
Ginnie Mae I Pool 6% 10/15/2030	24,989	25,491
Ginnie Mae I Pool 6% 10/15/2039	14,425	14,989
Ginnie Mae I Pool 6% 11/15/2037	3,228	3,344
Ginnie Mae I Pool 6% 11/15/2039	41,277	42,920
Ginnie Mae I Pool 6% 11/15/2039	3,420	3,551
Ginnie Mae I Pool 6% 11/15/2039	8,734	9,058
Ginnie Mae I Pool 6% 11/15/2039	15,695	16,302
Ginnie Mae I Pool 6% 11/15/2039	6,130	6,359
Ginnie Mae I Pool 6% 11/15/2039	22,028	22,901
Ginnie Mae I Pool 6% 11/15/2039	7,502	7,740
Ginnie Mae I Pool 6% 12/15/2034	3,854	3,968
Ginnie Mae I Pool 6% 5/15/2040	1,386,471	1,437,407
Ginnie Mae I Pool 6% 6/15/2036	163,275	168,461
Ginnie Mae I Pool 6.5% 10/15/2034	3,561	3,680
Ginnie Mae I Pool 6.5% 10/15/2034	513	528
Ginnie Mae I Pool 6.5% 10/15/2034	6,846	7,057
Ginnie Mae I Pool 6.5% 10/15/2034	9,751	10,045
Ginnie Mae I Pool 6.5% 10/15/2034	54,542	56,329
Ginnie Mae I Pool 6.5% 10/15/2035	34,105	35,323
Ginnie Mae I Pool 6.5% 10/15/2036	14,365	14,863
Ginnie Mae I Pool 6.5% 11/15/2034	13,695	14,027
Ginnie Mae I Pool 6.5% 2/15/2035	1,573	1,625
Ginnie Mae I Pool 6.5% 3/15/2035	1,459	1,498
Ginnie Mae I Pool 6.5% 6/15/2037	12,355	12,837
Ginnie Mae I Pool 6.5% 7/15/2035	3,756	3,881
Ginnie Mae I Pool 6.5% 8/15/2034	60,674	62,543
Ginnie Mae I Pool 6.5% 8/15/2034	1,340	1,373
Ginnie Mae I Pool 6.5% 8/15/2036	9,694	10,078
Ginnie Mae I Pool 6.5% 9/15/2034	181	187
Ginnie Mae I Pool 6.5% 9/15/2034	23,249	23,974
Ginnie Mae I Pool 6.5% 9/15/2035	1,013	1,035
Ginnie Mae I Pool 7% 1/15/2026	35	35
Ginnie Mae I Pool 7% 1/15/2027	125	125
Ginnie Mae I Pool 7% 1/15/2028	721	730
Ginnie Mae I Pool 7% 1/15/2028	699	709
Ginnie Mae I Pool 7% 1/15/2028	513	518
Ginnie Mae I Pool 7% 1/15/2028	195	198
Ginnie Mae I Pool 7% 1/15/2028	214	217
Ginnie Mae I Pool 7% 1/15/2028	673	680
Ginnie Mae I Pool 7% 1/15/2028	21	21
Ginnie Mae I Pool 7% 1/15/2028	346	348
Ginnie Mae I Pool 7% 1/15/2028	612	619
Ginnie Mae I Pool 7% 1/15/2028	1,075	1,084
Ginnie Mae I Pool 7% 1/15/2028	137	139
Ginnie Mae I Pool 7% 1/15/2028	2,027	2,040
Ginnie Mae I Pool 7% 1/15/2028	49	49
Ginnie Mae I Pool 7% 1/15/2028	674	681
Ginnie Mae I Pool 7% 1/15/2029	488	496
Ginnie Mae I Pool 7% 1/15/2029	111	112
Ginnie Mae I Pool 7% 1/15/2029	8	7
Ginnie Mae I Pool 7% 1/15/2029	954	969
Ginnie Mae I Pool 7% 1/15/2029	79	81
Ginnie Mae I Pool 7% 1/15/2029	1,689	1,721
Ginnie Mae I Pool 7% 1/15/2029	1,299	1,321
Ginnie Mae I Pool 7% 1/15/2029	664	676
Ginnie Mae I Pool 7% 1/15/2030	5,750	5,866
Ginnie Mae I Pool 7% 1/15/2030	567	578
Ginnie Mae I Pool 7% 1/15/2031	1,761	1,803
Ginnie Mae I Pool 7% 1/15/2031	3,233	3,320
Ginnie Mae I Pool 7% 1/15/2031	7,697	7,869
Ginnie Mae I Pool 7% 1/15/2032	546	556
Ginnie Mae I Pool 7% 1/15/2032	10,945	11,249
Ginnie Mae I Pool 7% 10/15/2025	83	83
Ginnie Mae I Pool 7% 10/15/2026	609	611
Ginnie Mae I Pool 7% 10/15/2028	924	929
Ginnie Mae I Pool 7% 10/15/2028	5,332	5,418
Ginnie Mae I Pool 7% 10/15/2028	89	91
Ginnie Mae I Pool 7% 10/15/2028	981	995
Ginnie Mae I Pool 7% 10/15/2028	230	232
Ginnie Mae I Pool 7% 10/15/2028	81	83
Ginnie Mae I Pool 7% 10/15/2028	2,005	2,022
Ginnie Mae I Pool 7% 10/15/2028	4,351	4,419
Ginnie Mae I Pool 7% 10/15/2029	176	180
Ginnie Mae I Pool 7% 10/15/2029	1,211	1,237
Ginnie Mae I Pool 7% 10/15/2030	1,532	1,564
Ginnie Mae I Pool 7% 10/15/2030	869	892
Ginnie Mae I Pool 7% 10/15/2031	2,211	2,246
Ginnie Mae I Pool 7% 10/15/2031	1,265	1,302
Ginnie Mae I Pool 7% 10/15/2031	46	48
Ginnie Mae I Pool 7% 10/15/2031	1,841	1,894
Ginnie Mae I Pool 7% 10/15/2031	332	341
Ginnie Mae I Pool 7% 10/15/2031	343	353
Ginnie Mae I Pool 7% 10/15/2031	2,323	2,381
Ginnie Mae I Pool 7% 10/15/2031	9,284	9,558
Ginnie Mae I Pool 7% 10/15/2032	3,300	3,387
Ginnie Mae I Pool 7% 11/15/2027	144	146
Ginnie Mae I Pool 7% 11/15/2028	754	767
Ginnie Mae I Pool 7% 11/15/2028	636	646
Ginnie Mae I Pool 7% 11/15/2028	1,238	1,260
Ginnie Mae I Pool 7% 11/15/2028	689	697
Ginnie Mae I Pool 7% 11/15/2028	2,818	2,858
Ginnie Mae I Pool 7% 11/15/2029	4,833	4,941
Ginnie Mae I Pool 7% 11/15/2030	444	455
Ginnie Mae I Pool 7% 11/15/2031	5,706	5,827
Ginnie Mae I Pool 7% 11/15/2031	67	69
Ginnie Mae I Pool 7% 11/15/2031	5,300	5,451
Ginnie Mae I Pool 7% 11/15/2031	823	847
Ginnie Mae I Pool 7% 11/15/2031	1,454	1,494
Ginnie Mae I Pool 7% 11/15/2032	2,276	2,336
Ginnie Mae I Pool 7% 12/15/2025	80	81
Ginnie Mae I Pool 7% 12/15/2026	34	34
Ginnie Mae I Pool 7% 12/15/2027	179	182
Ginnie Mae I Pool 7% 12/15/2027	133	135
Ginnie Mae I Pool 7% 12/15/2027	1,155	1,170
Ginnie Mae I Pool 7% 12/15/2027	452	458
Ginnie Mae I Pool 7% 12/15/2027	43	43
Ginnie Mae I Pool 7% 12/15/2027	1,607	1,628
Ginnie Mae I Pool 7% 12/15/2027	265	268
Ginnie Mae I Pool 7% 12/15/2028	335	340
Ginnie Mae I Pool 7% 12/15/2028	1,716	1,746
Ginnie Mae I Pool 7% 12/15/2028	5,610	5,709
Ginnie Mae I Pool 7% 12/15/2028	878	894
Ginnie Mae I Pool 7% 12/15/2028	2,041	2,076
Ginnie Mae I Pool 7% 12/15/2028	949	962
Ginnie Mae I Pool 7% 12/15/2028	40	41
Ginnie Mae I Pool 7% 12/15/2028	149	151
Ginnie Mae I Pool 7% 12/15/2028	329	334
Ginnie Mae I Pool 7% 12/15/2030	2,295	2,356
Ginnie Mae I Pool 7% 12/15/2031	5,014	5,160
Ginnie Mae I Pool 7% 12/15/2031	8,284	8,517
Ginnie Mae I Pool 7% 12/15/2031	378	389
Ginnie Mae I Pool 7% 2/15/2026	11	12
Ginnie Mae I Pool 7% 2/15/2028	80	81
Ginnie Mae I Pool 7% 2/15/2028	59	60
Ginnie Mae I Pool 7% 2/15/2028	197	200
Ginnie Mae I Pool 7% 2/15/2028	711	720
Ginnie Mae I Pool 7% 2/15/2028	122	123
Ginnie Mae I Pool 7% 2/15/2028	1,086	1,096
Ginnie Mae I Pool 7% 2/15/2028	483	486
Ginnie Mae I Pool 7% 2/15/2028	5,397	5,472
Ginnie Mae I Pool 7% 2/15/2028	842	854
Ginnie Mae I Pool 7% 2/15/2028	998	1,007
Ginnie Mae I Pool 7% 2/15/2028	681	690
Ginnie Mae I Pool 7% 2/15/2028	95	96
Ginnie Mae I Pool 7% 2/15/2028	33	33
Ginnie Mae I Pool 7% 2/15/2028	2,405	2,435
Ginnie Mae I Pool 7% 2/15/2028	82	84
Ginnie Mae I Pool 7% 2/15/2028	313	317
Ginnie Mae I Pool 7% 2/15/2029	361	368
Ginnie Mae I Pool 7% 2/15/2029	146	149
Ginnie Mae I Pool 7% 2/15/2029	353	356
Ginnie Mae I Pool 7% 2/15/2030	1,305	1,336
Ginnie Mae I Pool 7% 2/15/2032	13,710	14,126
Ginnie Mae I Pool 7% 2/15/2032	3,814	3,919
Ginnie Mae I Pool 7% 2/15/2032	12,038	12,235
Ginnie Mae I Pool 7% 2/15/2032	299	308
Ginnie Mae I Pool 7% 2/15/2032	1,302	1,324
Ginnie Mae I Pool 7% 2/15/2032	1,360	1,396
Ginnie Mae I Pool 7% 2/15/2032	3,800	3,910
Ginnie Mae I Pool 7% 2/15/2032	869	893
Ginnie Mae I Pool 7% 3/15/2028	207	209
Ginnie Mae I Pool 7% 3/15/2028	254	258
Ginnie Mae I Pool 7% 3/15/2028	362	367
Ginnie Mae I Pool 7% 3/15/2028	1,093	1,108
Ginnie Mae I Pool 7% 3/15/2028	606	612
Ginnie Mae I Pool 7% 3/15/2028	1,143	1,151
Ginnie Mae I Pool 7% 3/15/2028	1,047	1,060
Ginnie Mae I Pool 7% 3/15/2028	3,572	3,624
Ginnie Mae I Pool 7% 3/15/2028	200	203
Ginnie Mae I Pool 7% 3/15/2028	2,099	2,126
Ginnie Mae I Pool 7% 3/15/2028	1,014	1,025
Ginnie Mae I Pool 7% 3/15/2028	36	36
Ginnie Mae I Pool 7% 3/15/2029	1,051	1,071
Ginnie Mae I Pool 7% 3/15/2029	2,548	2,594
Ginnie Mae I Pool 7% 3/15/2029	261	264
Ginnie Mae I Pool 7% 3/15/2029	716	727
Ginnie Mae I Pool 7% 3/15/2029	193	195
Ginnie Mae I Pool 7% 3/15/2029	378	383
Ginnie Mae I Pool 7% 3/15/2031	637	654
Ginnie Mae I Pool 7% 3/15/2031	330	335
Ginnie Mae I Pool 7% 3/15/2031	891	914
Ginnie Mae I Pool 7% 3/15/2031	885	907
Ginnie Mae I Pool 7% 3/15/2031	66	68
Ginnie Mae I Pool 7% 3/15/2032	2,896	2,981
Ginnie Mae I Pool 7% 3/15/2032	73	76
Ginnie Mae I Pool 7% 3/15/2032	444	457
Ginnie Mae I Pool 7% 3/15/2032	327	337
Ginnie Mae I Pool 7% 3/15/2032	655	672
Ginnie Mae I Pool 7% 3/15/2032	2,350	2,421
Ginnie Mae I Pool 7% 3/15/2032	1,358	1,392
Ginnie Mae I Pool 7% 3/15/2032	5,417	5,581
Ginnie Mae I Pool 7% 4/15/2028	1,812	1,838
Ginnie Mae I Pool 7% 4/15/2028	524	530
Ginnie Mae I Pool 7% 4/15/2028	535	542
Ginnie Mae I Pool 7% 4/15/2028	55	55
Ginnie Mae I Pool 7% 4/15/2028	205	207
Ginnie Mae I Pool 7% 4/15/2028	884	897
Ginnie Mae I Pool 7% 4/15/2028	102	104
Ginnie Mae I Pool 7% 4/15/2028	684	694
Ginnie Mae I Pool 7% 4/15/2028	86	87
Ginnie Mae I Pool 7% 4/15/2028	3,551	3,601
Ginnie Mae I Pool 7% 4/15/2028	1,324	1,342
Ginnie Mae I Pool 7% 4/15/2028	27	28
Ginnie Mae I Pool 7% 4/15/2028	102	102
Ginnie Mae I Pool 7% 4/15/2028	86	86
Ginnie Mae I Pool 7% 4/15/2028	36	37
Ginnie Mae I Pool 7% 4/15/2028	203	205
Ginnie Mae I Pool 7% 4/15/2028	403	408
Ginnie Mae I Pool 7% 4/15/2029	2,505	2,550
Ginnie Mae I Pool 7% 4/15/2029	162	165
Ginnie Mae I Pool 7% 4/15/2029	238	242
Ginnie Mae I Pool 7% 4/15/2030	1,152	1,179
Ginnie Mae I Pool 7% 4/15/2031	643	660
Ginnie Mae I Pool 7% 4/15/2031	2,639	2,711
Ginnie Mae I Pool 7% 4/15/2031	6,226	6,389
Ginnie Mae I Pool 7% 4/15/2031	343	352
Ginnie Mae I Pool 7% 4/15/2031	1,525	1,566
Ginnie Mae I Pool 7% 4/15/2032	1,191	1,225
Ginnie Mae I Pool 7% 4/15/2032	702	723
Ginnie Mae I Pool 7% 4/15/2032	7,787	8,027
Ginnie Mae I Pool 7% 4/15/2032	1,353	1,394
Ginnie Mae I Pool 7% 4/15/2032	4,445	4,574
Ginnie Mae I Pool 7% 4/15/2032	3,033	3,124
Ginnie Mae I Pool 7% 4/15/2032	1,089	1,118
Ginnie Mae I Pool 7% 4/15/2032	1,239	1,273
Ginnie Mae I Pool 7% 4/15/2032	1,003	1,029
Ginnie Mae I Pool 7% 4/15/2032	2,887	2,961
Ginnie Mae I Pool 7% 4/15/2032	425	430
Ginnie Mae I Pool 7% 4/15/2032	743	763
Ginnie Mae I Pool 7% 4/15/2032	796	816
Ginnie Mae I Pool 7% 4/20/2032	128,269	132,940
Ginnie Mae I Pool 7% 5/15/2027	62	62
Ginnie Mae I Pool 7% 5/15/2028	911	922
Ginnie Mae I Pool 7% 5/15/2028	77	78
Ginnie Mae I Pool 7% 5/15/2028	75	76
Ginnie Mae I Pool 7% 5/15/2028	207	209
Ginnie Mae I Pool 7% 5/15/2028	150	152
Ginnie Mae I Pool 7% 5/15/2028	1,002	1,016
Ginnie Mae I Pool 7% 5/15/2028	204	206
Ginnie Mae I Pool 7% 5/15/2028	155	157
Ginnie Mae I Pool 7% 5/15/2028	1,601	1,616
Ginnie Mae I Pool 7% 5/15/2028	1,665	1,688
Ginnie Mae I Pool 7% 5/15/2028	198	201
Ginnie Mae I Pool 7% 5/15/2029	1,113	1,136
Ginnie Mae I Pool 7% 5/15/2029	414	421
Ginnie Mae I Pool 7% 5/15/2030	914	931
Ginnie Mae I Pool 7% 5/15/2031	1,853	1,901
Ginnie Mae I Pool 7% 5/15/2031	3,516	3,611
Ginnie Mae I Pool 7% 5/15/2031	412	419
Ginnie Mae I Pool 7% 5/15/2031	882	896
Ginnie Mae I Pool 7% 5/15/2032	1,066	1,096
Ginnie Mae I Pool 7% 5/15/2032	30	31
Ginnie Mae I Pool 7% 5/15/2032	958	988
Ginnie Mae I Pool 7% 5/15/2032	12,244	12,622
Ginnie Mae I Pool 7% 5/15/2032	943	972
Ginnie Mae I Pool 7% 5/15/2032	72	74
Ginnie Mae I Pool 7% 5/15/2032	1,083	1,116
Ginnie Mae I Pool 7% 5/15/2032	1,244	1,272
Ginnie Mae I Pool 7% 5/15/2032	123	127
Ginnie Mae I Pool 7% 5/15/2032	283	292
Ginnie Mae I Pool 7% 5/15/2032	1,442	1,484
Ginnie Mae I Pool 7% 5/15/2032	1,840	1,870
Ginnie Mae I Pool 7% 5/15/2032	4,113	4,242
Ginnie Mae I Pool 7% 5/15/2032	860	882
Ginnie Mae I Pool 7% 5/15/2032	91	94
Ginnie Mae I Pool 7% 5/15/2032	3,957	4,062
Ginnie Mae I Pool 7% 5/15/2032	4,278	4,391
Ginnie Mae I Pool 7% 5/15/2032	325	334
Ginnie Mae I Pool 7% 5/15/2032	1,630	1,674
Ginnie Mae I Pool 7% 6/15/2028	1,088	1,102
Ginnie Mae I Pool 7% 6/15/2028	507	513
Ginnie Mae I Pool 7% 6/15/2028	182	184
Ginnie Mae I Pool 7% 6/15/2028	1,798	1,822
Ginnie Mae I Pool 7% 6/15/2028	6	5
Ginnie Mae I Pool 7% 6/15/2028	1,946	1,974
Ginnie Mae I Pool 7% 6/15/2028	755	764
Ginnie Mae I Pool 7% 6/15/2028	372	378
Ginnie Mae I Pool 7% 6/15/2028	302	307
Ginnie Mae I Pool 7% 6/15/2028	218	220
Ginnie Mae I Pool 7% 6/15/2028	91	92
Ginnie Mae I Pool 7% 6/15/2028	28	28
Ginnie Mae I Pool 7% 6/15/2028	213	216
Ginnie Mae I Pool 7% 6/15/2028	3,631	3,683
Ginnie Mae I Pool 7% 6/15/2028	11	11
Ginnie Mae I Pool 7% 6/15/2028	719	728
Ginnie Mae I Pool 7% 6/15/2028	2,792	2,833
Ginnie Mae I Pool 7% 6/15/2028	609	619
Ginnie Mae I Pool 7% 6/15/2028	535	544
Ginnie Mae I Pool 7% 6/15/2028	1,249	1,269
Ginnie Mae I Pool 7% 6/15/2028	511	519
Ginnie Mae I Pool 7% 6/15/2028	144	145
Ginnie Mae I Pool 7% 6/15/2028	41	42
Ginnie Mae I Pool 7% 6/15/2029	1,267	1,292
Ginnie Mae I Pool 7% 6/15/2029	569	581
Ginnie Mae I Pool 7% 6/15/2029	354	361
Ginnie Mae I Pool 7% 6/15/2029	19	19
Ginnie Mae I Pool 7% 6/15/2029	400	407
Ginnie Mae I Pool 7% 6/15/2030	1,231	1,243
Ginnie Mae I Pool 7% 6/15/2031	2,476	2,542
Ginnie Mae I Pool 7% 6/15/2031	3,586	3,686
Ginnie Mae I Pool 7% 6/15/2031	84	86
Ginnie Mae I Pool 7% 6/15/2031	3,201	3,292
Ginnie Mae I Pool 7% 6/15/2031	725	726
Ginnie Mae I Pool 7% 6/15/2031	14,025	14,322
Ginnie Mae I Pool 7% 6/15/2032	2,147	2,205
Ginnie Mae I Pool 7% 6/15/2032	443	451
Ginnie Mae I Pool 7% 6/15/2032	628	646
Ginnie Mae I Pool 7% 6/15/2032	2,801	2,888
Ginnie Mae I Pool 7% 6/15/2032	844	870
Ginnie Mae I Pool 7% 6/15/2032	3,949	4,064
Ginnie Mae I Pool 7% 6/15/2032	1,581	1,619
Ginnie Mae I Pool 7% 6/15/2032	15,743	16,233
Ginnie Mae I Pool 7% 6/15/2032	24,496	25,258
Ginnie Mae I Pool 7% 6/15/2032	6,547	6,751
Ginnie Mae I Pool 7% 6/15/2032	2,602	2,679
Ginnie Mae I Pool 7% 6/15/2032	34	34
Ginnie Mae I Pool 7% 6/15/2032	4,701	4,845
Ginnie Mae I Pool 7% 6/15/2032	3,982	4,108
Ginnie Mae I Pool 7% 6/15/2032	1,504	1,546
Ginnie Mae I Pool 7% 6/15/2032	7,573	7,804
Ginnie Mae I Pool 7% 6/15/2032	1,014	1,042
Ginnie Mae I Pool 7% 6/15/2032	25,013	25,772
Ginnie Mae I Pool 7% 6/15/2032	387	398
Ginnie Mae I Pool 7% 6/15/2032	3,410	3,494
Ginnie Mae I Pool 7% 6/15/2032	10,963	11,258
Ginnie Mae I Pool 7% 7/15/2028	335	340
Ginnie Mae I Pool 7% 7/15/2028	1,046	1,062
Ginnie Mae I Pool 7% 7/15/2028	2,169	2,201
Ginnie Mae I Pool 7% 7/15/2028	352	357
Ginnie Mae I Pool 7% 7/15/2028	428	430
Ginnie Mae I Pool 7% 7/15/2028	160	161
Ginnie Mae I Pool 7% 7/15/2028	1,306	1,325
Ginnie Mae I Pool 7% 7/15/2028	467	474
Ginnie Mae I Pool 7% 7/15/2028	836	849
Ginnie Mae I Pool 7% 7/15/2028	128	130
Ginnie Mae I Pool 7% 7/15/2028	475	480
Ginnie Mae I Pool 7% 7/15/2028	237	237
Ginnie Mae I Pool 7% 7/15/2028	350	354
Ginnie Mae I Pool 7% 7/15/2028	423	430
Ginnie Mae I Pool 7% 7/15/2028	85	86
Ginnie Mae I Pool 7% 7/15/2028	188	189
Ginnie Mae I Pool 7% 7/15/2028	2,272	2,302
Ginnie Mae I Pool 7% 7/15/2028	250	253
Ginnie Mae I Pool 7% 7/15/2028	11	12
Ginnie Mae I Pool 7% 7/15/2028	30	30
Ginnie Mae I Pool 7% 7/15/2028	2,421	2,450
Ginnie Mae I Pool 7% 7/15/2028	205	208
Ginnie Mae I Pool 7% 7/15/2028	351	356
Ginnie Mae I Pool 7% 7/15/2028	51	52
Ginnie Mae I Pool 7% 7/15/2029	1,935	1,964
Ginnie Mae I Pool 7% 7/15/2029	766	781
Ginnie Mae I Pool 7% 7/15/2029	1,576	1,608
Ginnie Mae I Pool 7% 7/15/2029	800	815
Ginnie Mae I Pool 7% 7/15/2029	143	145
Ginnie Mae I Pool 7% 7/15/2029	33	33
Ginnie Mae I Pool 7% 7/15/2030	1,317	1,341
Ginnie Mae I Pool 7% 7/15/2031	229	235
Ginnie Mae I Pool 7% 7/15/2031	5,495	5,645
Ginnie Mae I Pool 7% 7/15/2031	5,434	5,589
Ginnie Mae I Pool 7% 7/15/2031	857	879
Ginnie Mae I Pool 7% 7/15/2031	3,812	3,912
Ginnie Mae I Pool 7% 7/15/2031	1,557	1,594
Ginnie Mae I Pool 7% 7/15/2031	26	26
Ginnie Mae I Pool 7% 7/15/2031	40	41
Ginnie Mae I Pool 7% 7/15/2032	179	184
Ginnie Mae I Pool 7% 7/15/2032	3,713	3,812
Ginnie Mae I Pool 7% 7/15/2032	1,870	1,920
Ginnie Mae I Pool 7% 7/15/2032	14,728	15,175
Ginnie Mae I Pool 7% 7/15/2032	2,290	2,363
Ginnie Mae I Pool 7% 7/15/2032	1,654	1,699
Ginnie Mae I Pool 7% 7/15/2032	5,565	5,683
Ginnie Mae I Pool 7% 7/15/2032	13,411	13,795
Ginnie Mae I Pool 7% 7/15/2032	212	219
Ginnie Mae I Pool 7% 7/15/2032	2,907	3,000
Ginnie Mae I Pool 7% 7/15/2032	1,693	1,739
Ginnie Mae I Pool 7% 8/15/2025	29	29
Ginnie Mae I Pool 7% 8/15/2025	14	14
Ginnie Mae I Pool 7% 8/15/2025	4	3
Ginnie Mae I Pool 7% 8/15/2028	1,137	1,151
Ginnie Mae I Pool 7% 8/15/2028	145	147
Ginnie Mae I Pool 7% 8/15/2029	1,653	1,678
Ginnie Mae I Pool 7% 8/15/2029	235	237
Ginnie Mae I Pool 7% 8/15/2029	38	39
Ginnie Mae I Pool 7% 8/15/2029	6	5
Ginnie Mae I Pool 7% 8/15/2029	360	365
Ginnie Mae I Pool 7% 8/15/2031	86	88
Ginnie Mae I Pool 7% 8/15/2031	840	863
Ginnie Mae I Pool 7% 8/15/2031	87	89
Ginnie Mae I Pool 7% 8/15/2031	770	791
Ginnie Mae I Pool 7% 8/15/2031	4,627	4,757
Ginnie Mae I Pool 7% 8/15/2031	2,853	2,936
Ginnie Mae I Pool 7% 8/15/2031	228	234
Ginnie Mae I Pool 7% 8/15/2031	207	212
Ginnie Mae I Pool 7% 8/15/2031	1,326	1,364
Ginnie Mae I Pool 7% 8/15/2032	727	748
Ginnie Mae I Pool 7% 8/15/2032	812	835
Ginnie Mae I Pool 7% 8/15/2032	2,400	2,456
Ginnie Mae I Pool 7% 8/15/2032	1,426	1,471
Ginnie Mae I Pool 7% 8/15/2032	893	922
Ginnie Mae I Pool 7% 8/15/2032	465	470
Ginnie Mae I Pool 7% 8/15/2032	1,421	1,462
Ginnie Mae I Pool 7% 8/15/2032	4,046	4,156
Ginnie Mae I Pool 7% 9/15/2025	18	18
Ginnie Mae I Pool 7% 9/15/2027	133	134
Ginnie Mae I Pool 7% 9/15/2028	893	907
Ginnie Mae I Pool 7% 9/15/2028	333	336
Ginnie Mae I Pool 7% 9/15/2028	2,167	2,199
Ginnie Mae I Pool 7% 9/15/2028	282	285
Ginnie Mae I Pool 7% 9/15/2028	414	421
Ginnie Mae I Pool 7% 9/15/2028	90	92
Ginnie Mae I Pool 7% 9/15/2028	1,815	1,844
Ginnie Mae I Pool 7% 9/15/2028	237	240
Ginnie Mae I Pool 7% 9/15/2028	175	177
Ginnie Mae I Pool 7% 9/15/2028	440	444
Ginnie Mae I Pool 7% 9/15/2028	1,479	1,502
Ginnie Mae I Pool 7% 9/15/2028	230	233
Ginnie Mae I Pool 7% 9/15/2028	260	265
Ginnie Mae I Pool 7% 9/15/2029	462	472
Ginnie Mae I Pool 7% 9/15/2030	2,360	2,421
Ginnie Mae I Pool 7% 9/15/2031	4,440	4,567
Ginnie Mae I Pool 7% 9/15/2031	2,889	2,972
Ginnie Mae I Pool 7% 9/15/2031	3,543	3,644
Ginnie Mae I Pool 7% 9/15/2031	10,183	10,418
Ginnie Mae I Pool 7% 9/15/2031	1,886	1,939
Ginnie Mae I Pool 7% 9/15/2031	128	131
Ginnie Mae I Pool 7% 9/15/2031	1,334	1,369
Ginnie Mae I Pool 7% 9/15/2031	513	526
Ginnie Mae I Pool 7% 9/15/2031	5,323	5,475
Ginnie Mae I Pool 7% 9/15/2031	385	396
Ginnie Mae I Pool 7% 9/15/2031	42	43
Ginnie Mae I Pool 7.5% 1/15/2026	215	215
Ginnie Mae I Pool 7.5% 1/15/2026	17	17
Ginnie Mae I Pool 7.5% 1/15/2027	24	24
Ginnie Mae I Pool 7.5% 1/15/2028	1,370	1,393
Ginnie Mae I Pool 7.5% 1/15/2031	255	265
Ginnie Mae I Pool 7.5% 1/15/2031	809	839
Ginnie Mae I Pool 7.5% 10/15/2025	43	43
Ginnie Mae I Pool 7.5% 10/15/2025	7	6
Ginnie Mae I Pool 7.5% 10/15/2027	250	255
Ginnie Mae I Pool 7.5% 10/15/2027	171	174
Ginnie Mae I Pool 7.5% 10/15/2027	1,866	1,905
Ginnie Mae I Pool 7.5% 10/15/2027	152	155
Ginnie Mae I Pool 7.5% 10/15/2027	668	680
Ginnie Mae I Pool 7.5% 10/15/2027	226	229
Ginnie Mae I Pool 7.5% 10/15/2027	2,421	2,471
Ginnie Mae I Pool 7.5% 10/15/2027	171	172
Ginnie Mae I Pool 7.5% 10/15/2027	225	230
Ginnie Mae I Pool 7.5% 10/15/2027	208	211
Ginnie Mae I Pool 7.5% 10/15/2027	1,800	1,837
Ginnie Mae I Pool 7.5% 10/15/2027	365	373
Ginnie Mae I Pool 7.5% 10/15/2027	3,460	3,508
Ginnie Mae I Pool 7.5% 10/15/2028	401	411
Ginnie Mae I Pool 7.5% 10/15/2028	188	193
Ginnie Mae I Pool 7.5% 11/15/2025	392	393
Ginnie Mae I Pool 7.5% 11/15/2025	354	355
Ginnie Mae I Pool 7.5% 11/15/2025	53	53
Ginnie Mae I Pool 7.5% 11/15/2025	24	24
Ginnie Mae I Pool 7.5% 11/15/2025	38	38
Ginnie Mae I Pool 7.5% 11/15/2025	201	202
Ginnie Mae I Pool 7.5% 11/15/2025	576	575
Ginnie Mae I Pool 7.5% 11/15/2025	160	160
Ginnie Mae I Pool 7.5% 11/15/2025	62	62
Ginnie Mae I Pool 7.5% 11/15/2025	59	59
Ginnie Mae I Pool 7.5% 11/15/2027	149	152
Ginnie Mae I Pool 7.5% 11/15/2027	133	135
Ginnie Mae I Pool 7.5% 11/15/2027	216	220
Ginnie Mae I Pool 7.5% 11/15/2027	31	31
Ginnie Mae I Pool 7.5% 11/15/2029	244	252
Ginnie Mae I Pool 7.5% 12/15/2026	5	4
Ginnie Mae I Pool 7.5% 12/15/2027	211	212
Ginnie Mae I Pool 7.5% 12/15/2027	61	61
Ginnie Mae I Pool 7.5% 12/15/2027	632	641
Ginnie Mae I Pool 7.5% 12/15/2027	192	196
Ginnie Mae I Pool 7.5% 12/15/2027	132	133
Ginnie Mae I Pool 7.5% 12/15/2027	1,254	1,282
Ginnie Mae I Pool 7.5% 12/15/2027	29	30
Ginnie Mae I Pool 7.5% 12/15/2027	979	997
Ginnie Mae I Pool 7.5% 12/15/2027	785	802
Ginnie Mae I Pool 7.5% 12/15/2027	136	138
Ginnie Mae I Pool 7.5% 12/15/2028	219	222
Ginnie Mae I Pool 7.5% 2/15/2027	314	319
Ginnie Mae I Pool 7.5% 2/15/2027	166	169
Ginnie Mae I Pool 7.5% 3/15/2026	34	34
Ginnie Mae I Pool 7.5% 3/15/2026	71	71
Ginnie Mae I Pool 7.5% 3/15/2027	107	109
Ginnie Mae I Pool 7.5% 3/15/2028	946	969
Ginnie Mae I Pool 7.5% 3/15/2031	2,711	2,828
Ginnie Mae I Pool 7.5% 4/15/2026	37	37
Ginnie Mae I Pool 7.5% 4/15/2027	252	255
Ginnie Mae I Pool 7.5% 4/15/2027	57	58
Ginnie Mae I Pool 7.5% 4/15/2027	337	342
Ginnie Mae I Pool 7.5% 4/15/2027	533	540
Ginnie Mae I Pool 7.5% 4/15/2027	94	95
Ginnie Mae I Pool 7.5% 4/15/2027	255	260
Ginnie Mae I Pool 7.5% 4/15/2027	195	198
Ginnie Mae I Pool 7.5% 4/15/2027	1,361	1,378
Ginnie Mae I Pool 7.5% 4/15/2028	101	103
Ginnie Mae I Pool 7.5% 4/15/2028	3	2
Ginnie Mae I Pool 7.5% 4/15/2028	86	86
Ginnie Mae I Pool 7.5% 5/15/2027	193	197
Ginnie Mae I Pool 7.5% 5/15/2027	21	22
Ginnie Mae I Pool 7.5% 5/15/2027	121	123
Ginnie Mae I Pool 7.5% 5/15/2027	773	783
Ginnie Mae I Pool 7.5% 6/15/2027	409	414
Ginnie Mae I Pool 7.5% 6/15/2027	88	89
Ginnie Mae I Pool 7.5% 6/15/2027	92	92
Ginnie Mae I Pool 7.5% 6/15/2027	690	701
Ginnie Mae I Pool 7.5% 6/15/2027	107	108
Ginnie Mae I Pool 7.5% 6/15/2027	116	117
Ginnie Mae I Pool 7.5% 6/15/2027	70	70
Ginnie Mae I Pool 7.5% 6/15/2027	274	278
Ginnie Mae I Pool 7.5% 6/15/2027	2,645	2,682
Ginnie Mae I Pool 7.5% 6/15/2029	184	185
Ginnie Mae I Pool 7.5% 6/15/2029	148	148
Ginnie Mae I Pool 7.5% 7/15/2027	2,771	2,822
Ginnie Mae I Pool 7.5% 7/15/2027	201	204
Ginnie Mae I Pool 7.5% 7/15/2027	1,384	1,401
Ginnie Mae I Pool 7.5% 7/15/2027	988	1,007
Ginnie Mae I Pool 7.5% 7/15/2027	118	120
Ginnie Mae I Pool 7.5% 7/15/2027	1,326	1,347
Ginnie Mae I Pool 7.5% 7/15/2027	486	492
Ginnie Mae I Pool 7.5% 7/15/2027	204	206
Ginnie Mae I Pool 7.5% 7/15/2027	678	690
Ginnie Mae I Pool 7.5% 7/15/2028	4,825	4,949
Ginnie Mae I Pool 7.5% 7/15/2029	783	805
Ginnie Mae I Pool 7.5% 7/15/2029	1,653	1,709
Ginnie Mae I Pool 7.5% 8/15/2025	1	0
Ginnie Mae I Pool 7.5% 8/15/2025	2	1
Ginnie Mae I Pool 7.5% 8/15/2027	379	383
Ginnie Mae I Pool 7.5% 8/15/2027	170	173
Ginnie Mae I Pool 7.5% 8/15/2027	185	188
Ginnie Mae I Pool 7.5% 8/15/2027	1,529	1,558
Ginnie Mae I Pool 7.5% 8/15/2027	42	42
Ginnie Mae I Pool 7.5% 8/15/2027	1,932	1,969
Ginnie Mae I Pool 7.5% 8/15/2027	142	144
Ginnie Mae I Pool 7.5% 8/15/2027	659	671
Ginnie Mae I Pool 7.5% 8/15/2028	385	395
Ginnie Mae I Pool 7.5% 8/15/2028	2,414	2,481
Ginnie Mae I Pool 7.5% 8/15/2028	1,043	1,072
Ginnie Mae I Pool 7.5% 8/15/2028	161	162
Ginnie Mae I Pool 7.5% 8/15/2029	194	201
Ginnie Mae I Pool 7.5% 9/15/2025	10	10
Ginnie Mae I Pool 7.5% 9/15/2025	90	90
Ginnie Mae I Pool 7.5% 9/15/2025	88	88
Ginnie Mae I Pool 7.5% 9/15/2025	1	0
Ginnie Mae I Pool 7.5% 9/15/2027	300	305
Ginnie Mae I Pool 7.5% 9/15/2027	151	154
Ginnie Mae I Pool 7.5% 9/15/2027	3,709	3,774
Ginnie Mae I Pool 7.5% 9/15/2027	227	228
Ginnie Mae I Pool 7.5% 9/15/2027	6	5
Ginnie Mae I Pool 7.5% 9/15/2027	202	203
Ginnie Mae I Pool 7.5% 9/15/2028	1,881	1,917
Ginnie Mae I Pool 7.5% 9/15/2028	2,865	2,942
Ginnie Mae I Pool 7.5% 9/15/2031	6,205	6,435
Ginnie Mae I Pool 8% 1/15/2028	1,665	1,696
Ginnie Mae I Pool 8% 10/15/2025	22	22
Ginnie Mae I Pool 8% 10/15/2029	464	476
Ginnie Mae I Pool 8% 11/15/2027	384	391
Ginnie Mae I Pool 8% 12/15/2027	594	601
Ginnie Mae I Pool 8% 12/15/2027	678	689
Ginnie Mae I Pool 8% 12/15/2027	1,837	1,868
Ginnie Mae I Pool 8% 12/15/2027	264	268
Ginnie Mae I Pool 8% 4/15/2026	122	123
Ginnie Mae I Pool 8% 6/15/2025	5	4
Ginnie Mae I Pool 8% 6/15/2025	4	3
Ginnie Mae I Pool 8% 7/15/2025	29	29
Ginnie Mae I Pool 8% 7/15/2027	639	648
Ginnie Mae I Pool 8% 8/15/2025	261	261
Ginnie Mae I Pool 8% 8/15/2025	13	13
Ginnie Mae I Pool 8% 8/15/2025	3	2
Ginnie Mae I Pool 8% 8/15/2025	110	110
Ginnie Mae I Pool 8% 8/15/2025	39	39
Ginnie Mae I Pool 8% 8/15/2025	25	25
Ginnie Mae I Pool 8% 8/15/2027	197	199
Ginnie Mae I Pool 8% 8/15/2027	305	309
Ginnie Mae I Pool 8% 9/15/2025	17	17
Ginnie Mae I Pool 8% 9/15/2026	47	47
Ginnie Mae I Pool 8% 9/15/2029	216	221
Ginnie Mae I Pool 8.5% 1/15/2031	7,559	7,835
Ginnie Mae I Pool 8.5% 10/15/2028	343	349
Ginnie Mae I Pool 8.5% 11/15/2027	207	211
Ginnie Mae I Pool 8.5% 11/15/2027	233	237
Ginnie Mae I Pool 8.5% 12/15/2029	428	441
Ginnie Mae I Pool 8.5% 7/15/2030	1,032	1,067
Ginnie Mae I Pool 8.5% 8/15/2029	609	624
Ginnie Mae II Pool 2% 1/20/2051	115,483,380	94,871,987
Ginnie Mae II Pool 2% 11/20/2050	29,470,172	24,226,474
Ginnie Mae II Pool 2% 12/20/2050	30,630,459	25,170,736
Ginnie Mae II Pool 2% 12/20/2051	117,137	96,276
Ginnie Mae II Pool 2% 2/20/2051	64,627,866	53,128,475
Ginnie Mae II Pool 2% 3/1/2055 (f)	428,800,000	352,147,970
Ginnie Mae II Pool 2% 4/1/2055 (f)	295,625,000	242,848,517
Ginnie Mae II Pool 2% 4/20/2051	2,368,122	1,946,387
Ginnie Mae II Pool 2% 5/20/2052	48,495,239	39,851,210
Ginnie Mae II Pool 2.5% 11/20/2051	6,780,459	5,814,287
Ginnie Mae II Pool 2.5% 12/20/2051	22,254,442	19,090,283
Ginnie Mae II Pool 2.5% 3/1/2055 (f)	169,800,000	145,523,134
Ginnie Mae II Pool 2.5% 6/20/2051	10,931,213	9,377,002
Ginnie Mae II Pool 2.5% 6/20/2052	19,279,924	16,541,699
Ginnie Mae II Pool 2.5% 7/20/2051	46,999,655	40,302,509
Ginnie Mae II Pool 2.5% 8/20/2053	209,256	179,765
Ginnie Mae II Pool 3% 1/20/2032	3,473,481	3,352,577
Ginnie Mae II Pool 3% 1/20/2043	4,038,109	3,687,220
Ginnie Mae II Pool 3% 10/20/2031	1,141,555	1,102,551
Ginnie Mae II Pool 3% 10/20/2043	52,904	48,185
Ginnie Mae II Pool 3% 11/20/2031	1,237,373	1,194,694
Ginnie Mae II Pool 3% 12/20/2031	1,859,569	1,795,440
Ginnie Mae II Pool 3% 12/20/2042	56,970	52,034
Ginnie Mae II Pool 3% 2/20/2031	151,010	146,308
Ginnie Mae II Pool 3% 3/1/2055 (f)	302,075,000	268,883,452
Ginnie Mae II Pool 3% 3/20/2031	306,846	297,185
Ginnie Mae II Pool 3% 3/20/2050	7,531,746	6,742,606
Ginnie Mae II Pool 3% 4/1/2055 (f)	134,800,000	119,962,052
Ginnie Mae II Pool 3% 4/20/2031	1,145,876	1,109,403
Ginnie Mae II Pool 3% 5/20/2031	2,392,978	2,315,985
Ginnie Mae II Pool 3% 7/20/2031	31,761	30,718
Ginnie Mae II Pool 3% 8/20/2031	372,180	359,830
Ginnie Mae II Pool 3% 8/20/2042	7,929	7,248
Ginnie Mae II Pool 3% 9/20/2031	149,166	144,167
Ginnie Mae II Pool 3.5% 1/20/2042	5,077	4,772
Ginnie Mae II Pool 3.5% 1/20/2044	8,013	7,491
Ginnie Mae II Pool 3.5% 10/20/2040	2,081	1,960
Ginnie Mae II Pool 3.5% 10/20/2041	3,536	3,324
Ginnie Mae II Pool 3.5% 11/20/2041	333,110	313,150
Ginnie Mae II Pool 3.5% 11/20/2043	3,153	2,950
Ginnie Mae II Pool 3.5% 12/20/2041	6,848,702	6,438,402
Ginnie Mae II Pool 3.5% 2/20/2043	103,857	97,352
Ginnie Mae II Pool 3.5% 3/1/2055 (f)	132,550,000	121,624,301
Ginnie Mae II Pool 3.5% 3/20/2043	103,679	97,167
Ginnie Mae II Pool 3.5% 4/1/2055 (f)	88,600,000	81,245,048
Ginnie Mae II Pool 3.5% 4/20/2043	132,912	124,540
Ginnie Mae II Pool 3.5% 4/20/2046	183,842	170,778
Ginnie Mae II Pool 3.5% 5/20/2043	6,024,366	5,618,858
Ginnie Mae II Pool 3.5% 5/20/2046	65,392	60,705
Ginnie Mae II Pool 3.5% 5/20/2046	254,458	236,217
Ginnie Mae II Pool 3.5% 8/20/2043	3,611	3,380
Ginnie Mae II Pool 3.5% 9/20/2043	785,838	735,376
Ginnie Mae II Pool 4% 1/20/2041	925,987	894,004
Ginnie Mae II Pool 4% 1/20/2042	481,490	464,267
Ginnie Mae II Pool 4% 1/20/2046	96,863	93,020
Ginnie Mae II Pool 4% 10/20/2040	530,109	511,888
Ginnie Mae II Pool 4% 10/20/2041	5,303,668	5,115,028
Ginnie Mae II Pool 4% 11/20/2040	6,063,876	5,854,929
Ginnie Mae II Pool 4% 11/20/2041	20,822	20,080
Ginnie Mae II Pool 4% 2/20/2041	134,028	129,384
Ginnie Mae II Pool 4% 3/20/2041	557,987	538,639
Ginnie Mae II Pool 4% 3/20/2047	405,631	388,902
Ginnie Mae II Pool 4% 4/20/2042	125,147	120,626
Ginnie Mae II Pool 4% 4/20/2043	2,769	2,668
Ginnie Mae II Pool 4% 4/20/2047	26,801,214	25,695,910
Ginnie Mae II Pool 4% 5/20/2046	1,894,525	1,818,169
Ginnie Mae II Pool 4% 6/20/2042	8,229	7,929
Ginnie Mae II Pool 4% 7/20/2033	2,176	2,129
Ginnie Mae II Pool 4% 8/20/2041	63,020	60,788
Ginnie Mae II Pool 4% 8/20/2043	414,431	398,715
Ginnie Mae II Pool 4% 8/20/2048	4,736,327	4,529,156
Ginnie Mae II Pool 4% 9/20/2040	2,715,414	2,621,979
Ginnie Mae II Pool 4.5% 1/20/2041	599,445	589,869
Ginnie Mae II Pool 4.5% 10/20/2035	5,649	5,579
Ginnie Mae II Pool 4.5% 10/20/2039	6,219	6,033
Ginnie Mae II Pool 4.5% 10/20/2040	126,697	124,691
Ginnie Mae II Pool 4.5% 10/20/2040	92,239	89,451
Ginnie Mae II Pool 4.5% 11/20/2040	169,577	166,876
Ginnie Mae II Pool 4.5% 11/20/2040	36,724	35,578
Ginnie Mae II Pool 4.5% 11/20/2054	65,986,389	63,748,580
Ginnie Mae II Pool 4.5% 12/20/2039	34,851	33,816
Ginnie Mae II Pool 4.5% 12/20/2040	19,103	18,511
Ginnie Mae II Pool 4.5% 2/20/2041	2,178,725	2,143,816
Ginnie Mae II Pool 4.5% 2/20/2041	1,855	1,797
Ginnie Mae II Pool 4.5% 3/1/2055 (f)	48,600,000	46,930,964
Ginnie Mae II Pool 4.5% 3/20/2036	43,920	43,363
Ginnie Mae II Pool 4.5% 3/20/2041	144,220	141,908
Ginnie Mae II Pool 4.5% 4/20/2035	2,182	2,155
Ginnie Mae II Pool 4.5% 4/20/2040	16,430	15,929
Ginnie Mae II Pool 4.5% 4/20/2041	992,999	977,034
Ginnie Mae II Pool 4.5% 5/20/2040	152,420	150,042
Ginnie Mae II Pool 4.5% 5/20/2041	3,091,499	3,041,645
Ginnie Mae II Pool 4.5% 5/20/2042	3,026	2,977
Ginnie Mae II Pool 4.5% 6/20/2033	23,230	22,988
Ginnie Mae II Pool 4.5% 6/20/2039	6,888	6,685
Ginnie Mae II Pool 4.5% 6/20/2040	16,028	15,553
Ginnie Mae II Pool 4.5% 6/20/2041	2,913,397	2,866,136
Ginnie Mae II Pool 4.5% 7/20/2039	1,569	1,545
Ginnie Mae II Pool 4.5% 7/20/2040	245,032	241,171
Ginnie Mae II Pool 4.5% 7/20/2040	1,406	1,365
Ginnie Mae II Pool 4.5% 8/20/2040	28,638	28,186
Ginnie Mae II Pool 4.5% 9/20/2040	1,337,518	1,316,338
Ginnie Mae II Pool 5% 1/20/2055	51,811,777	51,171,388
Ginnie Mae II Pool 5% 9/20/2033	1,014,339	1,021,941
Ginnie Mae II Pool 5.5% 1/20/2055	31,849,989	31,966,395
Ginnie Mae II Pool 5.5% 3/1/2055 (f)	165,350,000	165,812,600
Ginnie Mae II Pool 5.5% 4/1/2055 (f)	116,000,000	116,211,259
Ginnie Mae II Pool 6% 1/20/2055	15,704,892	15,945,020
Ginnie Mae II Pool 6% 11/20/2031	28,435	29,156
Ginnie Mae II Pool 6% 12/20/2054	12,252,546	12,443,716
Ginnie Mae II Pool 6% 3/1/2055 (f)	298,850,000	302,906,740
Ginnie Mae II Pool 6% 4/1/2055 (f)	195,950,000	198,395,613
Ginnie Mae II Pool 6% 5/20/2032	134,936	138,646
Ginnie Mae II Pool 6.5% 1/20/2032	1,269	1,307
Ginnie Mae II Pool 6.5% 11/20/2031	5,000	5,154
Ginnie Mae II Pool 6.5% 3/1/2055 (f)	83,550,000	85,208,935
Ginnie Mae II Pool 6.5% 3/20/2031	6,335	6,512
Ginnie Mae II Pool 6.5% 4/20/2031	828	851
Ginnie Mae II Pool 6.5% 6/20/2031	762	784
Ginnie Mae II Pool 6.5% 7/20/2031	895	923
Ginnie Mae II Pool 6.5% 8/20/2031	937	964
Ginnie Mae II Pool 7% 2/20/2032	37,891	39,318
Ginnie Mae II Pool 7% 3/20/2032	19,601	20,347
Uniform Mortgage Backed Securities 2% 3/1/2040 (f)	2,575,000	2,324,540
Uniform Mortgage Backed Securities 2% 3/1/2055 (f)	801,050,000	640,652,234
Uniform Mortgage Backed Securities 2% 4/1/2055 (f)	640,975,000	512,980,305
Uniform Mortgage Backed Securities 2.5% 3/1/2055 (f)	73,500,000	61,452,894
Uniform Mortgage Backed Securities 3% 3/1/2055 (f)	24,600,000	21,441,399
Uniform Mortgage Backed Securities 3.5% 3/1/2055 (f)	66,650,000	60,443,219
Uniform Mortgage Backed Securities 4.5% 3/1/2055 (f)	48,600,000	46,817,367
Uniform Mortgage Backed Securities 5% 3/1/2055 (f)	15,400,000	15,149,750
Uniform Mortgage Backed Securities 5.5% 3/1/2055 (f)	121,200,000	121,351,500
Uniform Mortgage Backed Securities 6% 3/1/2055 (f)	207,575,000	210,931,882
Uniform Mortgage Backed Securities 6.5% 3/1/2055 (f)	144,925,000	149,284,069
TOTAL UNITED STATES		9,616,691,298
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $9,849,415,618)		9,616,691,298

U.S. Treasury Obligations - 41.4%
	Yield (%) (q)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.75% 8/15/2041	1.94 to 2.00	238,590,000	162,809,715
US Treasury Bonds 1.875% 11/15/2051	1.92 to 2.15	440,986,000	258,407,459
US Treasury Bonds 2% 11/15/2041	1.95 to 2.18	311,610,000	220,354,525
US Treasury Bonds 2% 8/15/2051	1.96 to 2.13	482,950,000	292,712,977
US Treasury Bonds 2.25% 2/15/2052	2.28 to 2.47	336,840,000	216,446,014
US Treasury Bonds 2.875% 5/15/2052	3.41	83,620,000	61,800,406
US Treasury Bonds 3% 2/15/2047	1.15 to 1.19	557,997,000	435,085,081
US Treasury Bonds 3.25% 5/15/2042	3.39 to 3.44	163,800,000	139,511,531
US Treasury Bonds 3.625% 2/15/2053	4.01 to 4.02	200,000,000	171,406,250
US Treasury Bonds 3.625% 5/15/2053	3.91 to 4.29	150,000,000	128,636,718
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.00	811,778,000	761,263,848
US Treasury Bonds 4.25% 2/15/2054	4.17 to 4.68	449,203,000	430,901,486
US Treasury Bonds 4.25% 8/15/2054	3.96 to 4.06	101,000,000	97,054,688
US Treasury Bonds 4.5% 11/15/2054	4.35 to 4.85	285,200,000	285,957,563
US Treasury Bonds 4.625% 2/15/2055	4.54 to 4.79	34,710,000	35,528,971
US Treasury Notes 2.75% 8/15/2032	2.75 to 2.79	478,773,000	436,824,255
US Treasury Notes 2.875% 5/15/2032	2.97 to 3.02	580,926,000	536,267,314
US Treasury Notes 3.125% 8/31/2029	3.34 to 3.36	250,000,000	240,927,735
US Treasury Notes 3.375% 5/15/2033	3.73 to 3.83	1,000,000	946,483
US Treasury Notes 3.5% 2/15/2033	3.56 to 3.57	597,900,000	572,185,630
US Treasury Notes 3.5% 9/30/2029	3.90 to 3.91	197,300,000	193,107,375
US Treasury Notes 3.625% 8/31/2029	3.44	248,800,000	244,951,375
US Treasury Notes 3.625% 9/30/2031	3.62 to 3.63	297,610,000	289,600,107
US Treasury Notes 3.75% 8/31/2031	3.54	95,000,000	93,144,531
US Treasury Notes 3.875% 11/30/2029	3.72 to 3.76	375,000,000	372,714,844
US Treasury Notes 3.875% 8/15/2033	4.02 to 4.77	692,088,000	678,002,930
US Treasury Notes 3.875% 8/15/2034	3.64 to 3.85	198,000,000	193,056,791
US Treasury Notes 4% 10/31/2029	4.12 to 4.13	1,270,000,000	1,268,908,587
US Treasury Notes 4% 2/15/2034	4.19 to 4.30	480,000,000	473,456,251
US Treasury Notes 4% 2/28/2030	3.58	12,900,000	12,897,984
US Treasury Notes 4% 7/31/2029	3.78	18,400,000	18,390,259
US Treasury Notes 4% 7/31/2030 (p)	4.05 to 4.06	500,000,000	499,003,905
US Treasury Notes 4.125% 10/31/2031	4.13 to 4.14	91,000,000	91,142,188
US Treasury Notes 4.125% 11/15/2032	3.50 to 3.53	515,112,000	515,212,607
US Treasury Notes 4.125% 11/30/2029	4.08	468,000,000	470,413,125
US Treasury Notes 4.125% 7/31/2031	3.85	175,000,000	175,340,813
US Treasury Notes 4.25% 1/31/2030	4.34 to 4.37	215,000,000	217,250,781
US Treasury Notes 4.25% 11/15/2034	4.20 to 4.33	557,000,000	559,175,781
US Treasury Notes 4.25% 2/28/2031	4.20 to 4.31	380,000,000	383,592,186
US Treasury Notes 4.375% 1/31/2032	4.44	602,000,000	611,876,563
US Treasury Notes 4.375% 11/30/2030	4.28 to 4.34	580,000,000	589,221,095
US Treasury Notes 4.5% 11/15/2033	3.88 to 3.95	450,000,000	460,740,236
US Treasury Notes 4.625% 4/30/2031	4.70 to 4.71	276,000,000	284,161,406
US Treasury Notes 4.875% 10/31/2030	4.07 to 4.83	558,000,000	580,973,909
TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,893,419,763)			14,761,364,278

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (r) (Cost $915,341,377)	4.35	915,164,558	915,347,591

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.14% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/12/25	42,200,000	2,450,141
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.07% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/19/29	5,230,000	181,453
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.0775% and receive annually a floating rate based on US SOFR Index, expiring February 2036	2/04/26	11,440,000	241,871
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/20/29	11,500,000	409,913
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.108% and receive annually a floating rate based on US SOFR Index, expiring January 2036	1/28/26	59,960,000	1,200,499
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.17% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/18/25	36,000,000	2,027,329

TOTAL PUT SWAPTIONS			6,511,206
Call Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.14% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/12/25	42,200,000	324,717
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.07% and pay annually a floating rate based on US SOFR Index, expiring December 2034	12/19/29	5,230,000	226,475
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.0775% and pay annually a floating rate based on US SOFR Index, expiring February 2036	2/04/26	11,440,000	530,529
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on the US SOFR Index, expiring December 2034	12/20/29	11,500,000	482,459
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.108% and pay annually a floating rate based on US SOFR Index, expiring January 2036	1/28/26	59,960,000	2,863,500
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.17% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/18/25	36,000,000	303,017

TOTAL CALL SWAPTIONS			4,730,697
TOTAL PURCHASED SWAPTIONS (Cost $11,178,205)			11,241,903

TOTAL INVESTMENT IN SECURITIES - 111.3% (Cost $41,640,437,116)	39,734,060,594
NET OTHER ASSETS (LIABILITIES) - (11.3)%	(4,024,549,016)
NET ASSETS - 100.0%	35,709,511,578

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 3/1/2055	(372,325,000)	(305,768,407)
Ginnie Mae II Pool 3% 3/1/2055	(134,800,000)	(119,988,378)
Ginnie Mae II Pool 3.5% 3/1/2055	(88,600,000)	(81,296,968)
Ginnie Mae II Pool 4.5% 3/1/2055	(48,600,000)	(46,930,964)
Ginnie Mae II Pool 5.5% 3/1/2055	(116,000,000)	(116,324,533)
Ginnie Mae II Pool 6% 3/1/2055	(224,550,000)	(227,598,154)
Uniform Mortgage Backed Securities 2% 3/1/2040	(2,575,000)	(2,324,541)
Uniform Mortgage Backed Securities 2% 3/1/2055	(694,750,000)	(555,637,151)
Uniform Mortgage Backed Securities 2.5% 3/1/2055	(117,500,000)	(98,241,022)
Uniform Mortgage Backed Securities 3% 3/1/2055	(98,100,000)	(85,504,117)
Uniform Mortgage Backed Securities 3.5% 3/1/2055	(110,300,000)	(100,028,313)
Uniform Mortgage Backed Securities 3.5% 4/1/2055	(46,350,000)	(42,030,036)
Uniform Mortgage Backed Securities 4% 3/1/2055	(12,900,000)	(12,095,765)
Uniform Mortgage Backed Securities 4.5% 3/1/2055	(74,875,000)	(72,128,607)
Uniform Mortgage Backed Securities 5% 3/1/2055	(15,400,000)	(15,149,750)
Uniform Mortgage Backed Securities 5.5% 3/1/2055	(128,600,000)	(128,760,750)
Uniform Mortgage Backed Securities 6% 3/1/2055	(91,800,000)	(93,284,580)
Uniform Mortgage Backed Securities 6.5% 3/1/2055	(144,925,000)	(149,284,069)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(2,252,376,105)

TOTAL TBA SALE COMMITMENTS (Proceeds $2,227,823,798)		(2,252,376,105)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	3,925	Jun 2025	436,042,969	8,854,565	8,854,565
CBOT 2 Year US Treasury Notes Contracts (United States)	5,526	Jun 2025	1,143,709,313	5,741,214	5,741,214
CBOT 5 Year US Treasury Notes Contracts (United States)	3,660	Jun 2025	395,051,250	5,886,012	5,886,012
CBOT US Treasury Long Term Note Contracts (United States)	1,057	Jun 2025	124,825,094	3,846,085	3,846,085

TOTAL PURCHASED					24,327,876

Sold

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	2,098	Jun 2025	233,074,688	(4,433,842)	(4,433,842)
CBOT 5 Year US Treasury Notes Contracts (United States)	1,136	Jun 2025	122,617,000	(1,830,198)	(1,830,198)
CBOT US Treasury Long Term Bond Contracts (United States)	195	Jun 2025	24,204,375	(899,032)	(899,032)

TOTAL SOLD					(7,163,072)

TOTAL FUTURES CONTRACTS					17,164,804
The notional amount of futures purchased as a percentage of Net Assets is 5.8%
The notional amount of futures sold as a percentage of Net Assets is 1.0%

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	810,000	105,574	(209,167)	(103,593)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	1,400,000	182,473	(409,001)	(226,528)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	2,850,000	371,463	(820,342)	(448,879)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	1,230,000	160,315	(289,936)	(129,621)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	1,020,000	132,945	(256,486)	(123,541)
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly	6,100,000	225,694	(235,502)	(9,808)
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly	1,000,000	36,999	(39,129)	(2,130)
CMBX BBB- Series 16 Index		Apr 2065	JP Morgan Securities LLC	(3%)	Monthly	1,770,000	230,698	(526,191)	(295,493)
CMBX BBB- Series 16 Index		Apr 2065	JP Morgan Securities LLC	(3%)	Monthly	3,270,000	426,205	(907,140)	(480,935)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	2,520,000	328,451	(625,978)	(297,527)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	2,430,000	316,721	(571,968)	(255,247)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	690,000	89,933	(167,535)	(77,602)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	2,010,000	261,979	(490,446)	(228,467)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	560,000	72,989	(130,193)	(57,204)
CMBX BB Series 18 Index		Dec 2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	2,800,000	183,509	(184,676)	(1,167)
CMBX AAA Series 13 Index		Dec 2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	2,890,000	(10,572)	(30,557)	(41,129)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	1,970,000	256,765	(472,955)	(216,190)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	1,380,000	179,866	(356,545)	(176,679)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	2,650,000	345,395	(743,700)	(398,305)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	190,000	24,764	(41,648)	(16,884)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	900,000	117,304	(198,730)	(81,426)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	630,000	82,113	(170,094)	(87,981)
CMBX AAA Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(0.5%)	Monthly	22,800,000	(8,543)	13,103	4,560
CMBX BBB- Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(3%)	Monthly	2,000,000	73,998	(79,432)	(5,434)
CMBX BBB- Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(3%)	Monthly	7,000,000	258,993	(257,327)	1,666

TOTAL BUY PROTECTION							4,446,031	(8,201,575)	(3,755,544)
Sell Protection
CMBX AAA Series 17 Index	NR	Dec 2056	Goldman Sachs & Co LLC	0.5%	Monthly	13,200,000	(193,785)	293,420	99,635
CMBX AAA Series 15 Index	NR	Nov 2064	Goldman Sachs & Co LLC	0.5%	Monthly	6,400,000	(29,139)	48,715	19,576
CMBX AAA Series 13 Index	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	2,890,000	10,572	66,316	76,888
CMBX AAA Series 15 Index	NR	Nov 2064	Morgan Stanley Capital Services LLC	0.5%	Monthly	9,900,000	(45,075)	153,097	108,022
CMBX AAA Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	3,100,000	(45,510)	50,221	4,711
CMBX BBB- Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	3%	Monthly	2,100,000	(218,134)	204,895	(13,239)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	14,800,000	(217,274)	363,771	146,497
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	16,825,000	(247,003)	416,191	169,188
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	1,625,000	(16,523)	32,319	15,796
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	14,000,000	(205,530)	283,070	77,540
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	8,300,000	(84,395)	104,575	20,180
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	8,500,000	(124,786)	135,072	10,286
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	6,100,000	(62,025)	69,406	7,381
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	5,100,000	(74,872)	81,043	6,171
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	3,800,000	(55,787)	51,526	(4,261)
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	14,800,000	(150,488)	139,668	(10,820)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	7,200,000	(105,701)	93,814	(11,887)
CMBX BBB- Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	3%	Monthly	5,000	(519)	521	2

TOTAL SELL PROTECTION							(1,865,974)	2,587,640	721,666
TOTAL CREDIT DEFAULT SWAPS							2,580,057	(5,613,935)	(3,033,878)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2027	206,489,000	(655,953)	0	(655,953)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2028	477,196,000	(1,708,829)	0	(1,708,829)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2029	36,141,000	(19,072)	0	(19,072)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2030	68,427,000	(388,060)	0	(388,060)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.25%	Annual	LCH	Mar 2032	55,061,000	(280,806)	0	(280,806)
3.25%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Mar 2035	40,978,000	628,936	0	628,936
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.25%	Annual	LCH	Mar 2045	98,210,000	789,464	0	789,464
3.25%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Mar 2055	14,437,000	314,305	0	314,305
TOTAL INTEREST RATE SWAPS							(1,320,015)	0	(1,320,015)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,965,705,565 or 16.7% of net assets.

(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $269,399 or 0.0% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i)	Principal Only Strips represent the right to receive the monthly principal payments.
(j)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(k)	Level 3 security
(l)	Security is perpetual in nature with no stated maturity date.
(m)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $22,311,992.
(n)
Security or a portion of the security has been segregated as collateral for open options and bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $264,173.

(o)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $307,921.

(p)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $21,150,841.
(q)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(r)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	501,967,787	4,881,027,217	4,467,647,413	18,405,875	-	-	915,347,591	915,164,558	1.8%
Fidelity Securities Lending Cash Central Fund	-	3,496,321,905	3,496,321,905	208,133	-	-	-	-	0.0%
Total	501,967,787	8,377,349,122	7,963,969,318	18,614,008	-	-	915,347,591	915,164,558

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	3,027,227,875	-	3,027,227,875	-

Bank Notes
Financials	63,527,566	-	63,527,566	-

Collateralized Mortgage Obligations	751,297,265	-	751,297,233	32

Commercial Mortgage Securities	1,766,463,563	-	1,766,448,582	14,981

Foreign Government and Government Agency Obligations	20,633,845	-	20,633,845	-

Non-Convertible Corporate Bonds
Communication Services	728,657,299	-	728,657,299	-
Consumer Discretionary	118,652,038	-	118,652,038	-
Consumer Staples	197,269,800	-	197,269,800	-
Energy	1,177,622,688	-	1,177,622,688	-
Financials	3,965,167,540	-	3,965,167,540	-
Health Care	512,805,684	-	512,805,684	-
Industrials	291,406,497	-	291,406,497	-
Information Technology	297,483,315	-	297,483,315	-
Materials	47,215,529	-	47,215,529	-
Real Estate	1,065,009,791	-	1,065,009,791	-
Utilities	391,995,370	-	391,995,370	-

Preferred Securities
Financials	6,979,859	-	6,979,859	-

U.S. Government Agency - Mortgage Securities	9,616,691,298	-	9,616,691,298	-

U.S. Treasury Obligations	14,761,364,278	-	14,761,364,278	-

Money Market Funds	915,347,591	915,347,591	-	-

Purchased Swaptions	11,241,903	-	11,241,903	-
Total Investments in Securities:	39,734,060,594	915,347,591	38,818,697,990	15,013
Derivative Instruments:

Assets
Futures Contracts	24,327,876	24,327,876	-	-
Swaps	6,208,423	-	6,208,423	-
Total Assets	30,536,299	24,327,876	6,208,423	-

Liabilities
Futures Contracts	(7,163,072)	(7,163,072)	-	-
Swaps	(4,948,381)	-	(4,948,381)	-
Total Liabilities	(12,111,453)	(7,163,072)	(4,948,381)	-
Total Derivative Instruments:	18,424,846	17,164,804	1,260,042	-
Other Financial Instruments:

TBA Sale Commitments	(2,252,376,105)	-	(2,252,376,105)	-
Total Other Financial Instruments:	(2,252,376,105)	-	(2,252,376,105)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	4,475,718	(1,895,661)
Total Credit Risk	4,475,718	(1,895,661)
Interest Rate Risk
Futures Contracts (b)	24,327,876	(7,163,072)
Purchased Swaptions (c)	11,241,903	0
Swaps (d)	1,732,705	(3,052,720)
Total Interest Rate Risk	37,302,484	(10,215,792)
Total Value of Derivatives	41,778,202	(12,111,453)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(c)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(d)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $40,725,095,739)	$38,818,713,003
Fidelity Central Funds (cost $915,341,377)	915,347,591

Total Investment in Securities (cost $41,640,437,116)		$39,734,060,594
Cash		674
Receivable for investments sold		637,884,574
Receivable for TBA sale commitments		2,227,823,798
Receivable for fund shares sold		128,961,248
Interest receivable		257,573,774
Distributions receivable from Fidelity Central Funds		3,779,127
Receivable for daily variation margin on futures contracts		3,974,164
Bi-lateral OTC swaps, at value		4,475,718
Other receivables		62,704
Total assets		42,998,596,375
Liabilities
Payable for investments purchased
Regular delivery	$177,337,534
Delayed delivery	4,048,772,763
TBA sale commitments, at value	2,252,376,105
Payable for swaps	184,675
Payable for fund shares redeemed	805,437,167
Distributions payable	15,092
Bi-lateral OTC swaps, at value	1,895,661
Payable for daily variation margin on centrally cleared swaps	2,489,240
Other payables and accrued expenses	576,560
Total liabilities		7,289,084,797
Net Assets		$35,709,511,578
Net Assets consist of:
Paid in capital		$39,917,578,016
Total accumulated earnings (loss)		(4,208,066,438)
Net Assets		$35,709,511,578
Net Asset Value, offering price and redemption price per share ($35,709,511,578 ÷ 3,535,007,849 shares)		$10.10
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Dividends		$280,740
Interest		749,018,158
Income from Fidelity Central Funds (including $208,133 from security lending)		18,614,008
Total income		767,912,906
Expenses
Custodian fees and expenses	$188,461
Independent trustees' fees and expenses	47,801
Total expenses before reductions	236,262
Expense reductions	(45,668)
Total expenses after reductions		190,594
Net Investment income (loss)		767,722,312
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(120,882,726)
Futures contracts	(33,509,009)
Swaps	6,525,244
Total net realized gain (loss)		(147,866,491)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(195,950,306)
Futures contracts	20,556,467
Swaps	17,535,065
TBA Sale commitments	(10,911,968)
Total change in net unrealized appreciation (depreciation)		(168,770,742)
Net gain (loss)		(316,637,233)
Net increase (decrease) in net assets resulting from operations		$451,085,079
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$767,722,312	$1,532,494,971
Net realized gain (loss)	(147,866,491)	(601,727,768)
Change in net unrealized appreciation (depreciation)	(168,770,742)	1,848,699,562
Net increase (decrease) in net assets resulting from operations	451,085,079	2,779,466,765
Distributions to shareholders	(777,090,689)	(1,496,948,909)

Share transactions
Proceeds from sales of shares	3,807,286,936	5,781,881,932
Reinvestment of distributions	777,065,845	1,496,205,845
Cost of shares redeemed	(4,846,622,244)	(6,739,123,188)

Net increase (decrease) in net assets resulting from share transactions	(262,269,463)	538,964,589
Total increase (decrease) in net assets	(588,275,073)	1,821,482,445

Net Assets
Beginning of period	36,297,786,651	34,476,304,206
End of period	$35,709,511,578	$36,297,786,651

Other Information
Shares
Sold	379,254,411	585,124,141
Issued in reinvestment of distributions	77,336,968	151,767,192
Redeemed	(481,727,875)	(682,503,219)
Net increase (decrease)	(25,136,496)	54,388,114

Financial Highlights
Fidelity® Series Investment Grade Bond Fund

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.20	$9.83	$10.22	$11.80	$12.28	$11.68
Income from Investment Operations
Net investment income (loss) A,B	.218	.432	.391	.273	.267	.333
Net realized and unrealized gain (loss)	(.098)	.360	(.395)	(1.568)	(.028)	.603
Total from investment operations	.120	.792	(.004)	(1.295)	.239	.936
Distributions from net investment income	(.220)	(.422)	(.386)	(.276)	(.251)	(.336)
Distributions from net realized gain	-	-	-	(.009)	(.468)	-
Total distributions	(.220)	(.422)	(.386)	(.285)	(.719)	(.336)
Net asset value, end of period	$10.10	$10.20	$9.83	$10.22	$11.80	$12.28
Total Return C,D	1.21%	8.29%	(.01)%	(11.11)%	2.06%	8.16%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	4.37% H	4.38%	3.94%	2.47%	2.27%	2.82%
Supplemental Data
Net assets, end of period (000 omitted)	$35,709,512	$36,297,787	$34,476,304	$32,875,472	$40,477,064	$35,945,504
Portfolio turnover rate I	228 % H	219%	202%	159%	248%	259% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2025

1. Organization.
Fidelity Series Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.  Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Series Investment Grade Bond Fund	$62,144

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, options, market discount, capital loss carryforwards and losses deferred due to wash sales and futures transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$361,640,352
Gross unrealized depreciation	(2,227,206,712)
Net unrealized appreciation (depreciation)	$(1,865,566,360)
Tax cost	$41,587,885,558

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(1,080,975,738)
Long-term	(1,085,658,318)
Total capital loss carryforward	$(2,166,634,056)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Series Investment Grade Bond Fund
Credit Risk
Swaps	(4,461,866)	3,446,751
Total Credit Risk	(4,461,866)	3,446,751
Interest Rate Risk
Futures Contracts	(33,509,009)	20,556,467
Purchased Options	(5,394,421)	1,451,516
Swaps	10,987,110	14,088,314
Total Interest Rate Risk	(27,916,320)	36,096,297
Totals	(32,378,186)	39,543,048

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Series Investment Grade Bond Fund	1,786,472,068

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Investment Grade Bond Fund	16,876,074,150	18,819,665,257
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Series Investment Grade Bond Fund	2,748
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Investment Grade Bond Fund	22,620	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $45,668.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Investment Grade Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, collective investment trusts, and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies, collective investment trusts, and 529 plans.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds, collective investment trusts, and 529 plans that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through December 31, 2026.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.873110.116
LIG-SANN-0425
Fidelity® SAI Short-Term Bond Fund

Semi-Annual Report
February 28, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Short-Term Bond Fund
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 18.0%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.6%
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 5.4532% 1/20/2037 (b)(c)(d)	8,402,000	8,420,905
Neuberger Berman Ln Advisers Nbla Clo 50 Ltd / Neuberger Berman Ln Series 2024-50A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5403% 7/23/2036 (b)(c)(d)	10,108,000	10,150,585
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 5.4832% 1/20/2037 (b)(c)(d)	6,365,000	6,399,651
TOTAL BAILIWICK OF JERSEY		24,971,141
CANADA - 0.1%
Chesapeake Funding II LLC Series 2023-1A Class A1, 5.65% 5/15/2035 (b)	3,169,020	3,192,269
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	669,274	679,060
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)	1,691,907	1,711,623
TOTAL CANADA		5,582,952
GRAND CAYMAN (UK OVERSEAS TER) - 3.2%
Ares Lii Clo Ltd Series 2025-52A Class A1RR, CME Term SOFR 3 month Index + 0.88%, 5.1814% 4/22/2031 (b)(c)(d)	7,857,000	7,858,320
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.572% 10/15/2032 (b)(c)(d)	3,516,900	3,519,411
Ares XXXIV CLO Ltd Series 2024-2A Class AR3, CME Term SOFR 3 month Index + 1.32%, 5.6229% 4/17/2033 (b)(c)(d)	13,876,000	13,895,413
Barings CLO Ltd Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.14%, 5.4904% 1/20/2036 (b)(c)(d)	4,700,000	4,702,665
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 5.3632% 7/18/2034 (b)(c)(d)	10,200,000	10,209,833
Dryden 104 Clo Ltd / Dryden 104 Clo LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 5.6119% 8/20/2034 (b)(c)(d)	6,123,000	6,140,800
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 5.402% 7/15/2035 (b)(c)(d)	9,543,000	9,574,015
Dryden 86 Clo Ltd / Dryden 86 Clo LLC Series 2021-86A Class A1R, CME Term SOFR 3 month Index + 1.3616%, 5.6645% 7/17/2034 (b)(c)(d)	3,892,000	3,892,000
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.7019% 5/20/2036 (b)(c)(d)	4,373,000	4,384,698
Flatiron Clo 28 Ltd / Flatiron Clo 28 LLC Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.622% 7/15/2036 (b)(c)(d)	11,192,000	11,230,803
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.382% 7/15/2034 (b)(c)(d)	9,501,000	9,504,743
Magnetite Xxii Ltd / Magnetite Xxii LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.552% 7/15/2036 (b)(c)(d)	9,615,000	9,656,864
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME Term SOFR 3 month Index + 1.05%, 5.352% 4/15/2030 (b)(c)(d)	1,265,697	1,266,500
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.45% 1/15/2033 (b)(c)(d)	1,887,000	1,890,121
Palmer Square Loan Funding Ltd Series 2024-3A Class A1, CME Term SOFR 3 month Index + 1.08%, 5.3774% 8/8/2032 (b)(c)(d)	5,320,563	5,332,598
Rr 16 Ltd Series 2021-16A Class A1, CME Term SOFR 3 month Index + 1.3716%, 5.6736% 7/15/2036 (b)(c)(d)	4,187,000	4,190,902
TCI-Flatiron CLO Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.2216%, 5.5446% 11/18/2030 (b)(c)(d)	485,904	486,511
TCI-Symphony CLO Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.1916%, 5.4936% 7/15/2030 (b)(c)(d)	2,465,812	2,472,161
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.5432% 4/20/2035 (b)(c)(d)	7,527,000	7,535,927
Voya CLO Ltd Series 2021-1A Class A1R, CME Term SOFR 3 month Index + 1.2116%, 5.5145% 4/17/2030 (b)(c)(d)	597,048	597,537
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 5.4932% 7/20/2032 (b)(c)(d)	10,073,163	10,076,799
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		128,418,621
UNITED STATES - 14.1%
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (b)	452,923	453,962
Affirm Asset Securitization Trust Series 2024-X2 Class A, 5.22% 12/17/2029 (b)	9,200,694	9,213,521
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	1,512,000	1,522,726
American Express Credit Account Master Trust Series 2022-4 Class A, 4.95% 10/15/2027	2,840,000	2,849,660
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/2028	4,153,000	4,180,081
American Express Credit Account Master Trust Series 2023-3 Class A, 5.23% 9/15/2028	9,244,000	9,379,551
American Express Credit Account Master Trust Series 2024-1 Class A, 5.23% 4/15/2029	8,100,000	8,254,819
Ari Fleet Lease Trust 2024-B Series 2024-B Class A3, 5.26% 4/15/2033 (b)	925,000	942,126
ARI Fleet Lease Trust Series 2023-B Class A2, 6.05% 7/15/2032 (b)	3,806,518	3,843,887
ARI Fleet Lease Trust Series 2024-A Class A2, 5.3% 11/15/2032 (b)	5,914,250	5,950,102
Bank of America Credit Card Master Trust Series 2022-A2 Class A2, 5% 4/15/2028	3,936,000	3,951,614
Bank of America Credit Card Master Trust Series 2023-A1 Class A1, 4.79% 5/15/2028	3,022,000	3,039,202
Bank of America Credit Card Master Trust Series 2023-A2 Class A2, 4.98% 11/15/2028	4,500,000	4,551,361
BMW Vehicle Lease Trust Series 2023-1 Class A3, 5.16% 11/25/2025	118,447	118,528
BMW Vehicle Lease Trust Series 2023-2 Class A3, 5.99% 9/25/2026	3,478,663	3,500,990
BMW Vehicle Lease Trust Series 2024-1 Class A3, 4.98% 3/25/2027	5,392,000	5,424,876
Bofa Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (b)	717,000	726,121
Capital One Prime Auto Receivables Trust 2023-1 Series 2023-1 Class A3, 4.87% 2/15/2028	5,804,827	5,820,448
Capital One Prime Auto Receivables Trust 2023-2 Series 2023-2 Class A3, 5.82% 6/15/2028	7,279,000	7,398,491
Capital One Prime Auto Receivables Trust Series 2024-1 Class A3, 4.62% 7/16/2029	7,935,000	7,983,519
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	1,451,000	1,477,127
CarMax Auto Owner Trust Series 2024-1 Class A3, 4.92% 10/16/2028	3,478,000	3,504,572
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	1,385,000	1,407,053
CarMax Auto Owner Trust Series 2024-3 Class A3, 4.89% 7/16/2029	5,727,000	5,777,792
Carvana Auto Receivables Trust Series 2021-P3 Class A3, 0.7% 11/10/2026	428,703	426,627
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (b)	480,904	476,648
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (b)	1,410,000	1,425,861
Chase Auto Owner Trust Series 2024-3A Class A3, 5.22% 7/25/2029 (b)	7,192,000	7,298,567
Chase Auto Owner Trust Series 2024-4A Class A3, 4.94% 7/25/2029 (b)	8,711,000	8,800,833
Chase Issuance Trust Series 2023-A1 Class A, 5.16% 9/15/2028	10,790,000	10,934,103
Chase Issuance Trust Series 2024-A1 Class A, 4.6% 1/16/2029 (c)	8,858,000	8,912,209
Citibank Credit Card Issuance Trust Series 2023-A1 Class A1, 5.23% 12/8/2027	3,464,000	3,485,099
Citizens Auto Receivables Trust Series 2024-1 Class A3, 5.11% 4/17/2028 (b)	3,483,000	3,505,529
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	1,750,000	1,769,205
CWABS Inc Asset-Backed Certificates Series 2004-2 Class 3A4, CME Term SOFR 1 month Index + 0.6145%, 4.9338% 7/25/2034 (c)(d)	51,843	51,152
Daimler Trucks Retail Trust Series 2024-1 Class A3, 5.49% 12/15/2027	6,525,000	6,608,202
Dell Equip Fin Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (b)	1,936,000	1,945,372
Dell Equipment Finance Trust Series 2023-2 Class A3, 5.65% 1/22/2029 (b)	2,398,000	2,411,201
Dell Equipment Finance Trust Series 2023-3 Class A3, 5.93% 4/23/2029 (b)	3,721,000	3,763,549
Dell Equipment Finance Trust Series 2024-1 Class A3, 5.39% 3/22/2030 (b)	3,031,000	3,068,550
Discover Card Execution Note Trust Series 2022-A4 Class A, 5.03% 10/15/2027	4,250,000	4,264,283
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	623,000	632,668
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	595,000	606,861
Dllmt 2024-1 LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	3,618,000	3,645,173
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (b)	8,579,380	8,433,011
Enterprise Fleet Financing LLC Series 2022-3 Class A2, 4.38% 7/20/2029 (b)	255,705	255,477
Enterprise Fleet Financing LLC Series 2023-1 Class A2, 5.51% 1/22/2029 (b)	2,072,045	2,081,860
Enterprise Fleet Financing LLC Series 2023-2 Class A2, 5.56% 4/22/2030 (b)	4,437,232	4,469,762
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	1,749,338	1,780,641
Enterprise Fleet Financing LLC Series 2024-1 Class A2, 5.23% 3/20/2030 (b)	6,801,654	6,857,548
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (b)	6,368,000	6,444,936
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (b)	2,319,000	2,324,609
Enterprise Fleet Financing LLC Series 2025-1 Class A3, 4.82% 2/20/2029 (b)	6,325,000	6,380,843
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (b)	1,257,000	1,282,770
Flatiron Rr Clo 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 5.2342% 10/15/2034 (b)(c)(d)	10,580,000	10,580,000
Ford Credit Auto Lease Trust Series 2023-B Class A3, 5.91% 10/15/2026	6,684,325	6,712,834
Ford Credit Auto Owner Trust Series 2021-1 Class A, 1.37% 10/17/2033 (b)	4,343,000	4,194,961
Ford Credit Auto Owner Trust Series 2023-B Class A3, 5.23% 5/15/2028	4,689,000	4,725,070
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	4,420,000	4,448,385
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (b)	9,304,000	9,467,357
GM Financial Automobile Leasing Trust Series 2023-1 Class A3, 5.16% 4/20/2026	2,030,885	2,033,348
GM Financial Consumer Automobile Receivables Trust Series 2022-2 Class A3, 3.1% 2/16/2027	1,598,585	1,590,225
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class A3, 4.47% 2/16/2028	1,582,201	1,581,263
Gm Financial Consumer Automobile Receivables Trust Series 2023-4 Class A3, 5.78% 8/16/2028	5,981,000	6,077,131
Gm Financial Consumer Automobile Receivables Trust Series 2024-2 Class A2A, 5.33% 3/16/2027	4,678,250	4,692,143
Gm Financial Leasing Trust 2024-1 Series 2024-1 Class A3, 5.09% 3/22/2027	9,242,000	9,291,869
Gm Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	646,000	648,296
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	6,911,000	6,987,049
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/2029 (b)	9,920,000	10,049,906
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (b)	2,465,000	2,484,220
Honda Auto Receivables Owner Trust Series 2023-1 Class A3, 5.04% 4/21/2027	3,689,077	3,699,769
Huntington Auto Trust Series 2024-1A Class A3, 5.23% 1/16/2029 (b)	9,089,000	9,181,629
Hyundai Auto Lease Securitization Trust Series 2023-B Class A3, 5.15% 6/15/2026 (b)	5,201,804	5,209,468
Hyundai Auto Lease Securitization Trust Series 2023-C Class A3, 5.8% 12/15/2026 (b)	6,380,000	6,424,272
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (b)	3,302,000	3,339,111
Hyundai Auto Receivables Trust Series 2023-C Class A3, 5.54% 10/16/2028	4,434,000	4,497,083
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	1,564,000	1,578,782
John Deere Owner Trust Series 2024-A Class A3, 4.96% 11/15/2028	9,145,000	9,225,944
Juniper Valley Park CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5432% 7/20/2036 (b)(c)(d)	10,000,000	10,027,430
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (b)	1,629,000	1,658,279
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (b)	273,604	274,692
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	2,104,000	2,132,722
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	9,832,000	9,813,283
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A3, 5.95% 11/15/2028	3,438,000	3,499,082
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	1,883,000	1,904,870
Nissan Auto Receivables Owner Trust Series 2023-B Class A3, 5.93% 3/15/2028	4,082,000	4,140,207
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (b)	2,761,000	2,789,669
OneMain Direct Auto Receivables Trust Series 2021-1A Class A, 0.87% 7/14/2028 (b)	1,035,260	1,023,268
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	1,352,301	1,353,878
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCH1 Class M4, CME Term SOFR 1 month Index + 1.3595%, 5.6788% 1/25/2036 (c)(d)	9,199	9,159
Porsche Finl Auto Securitization Tr 2023-2 Series 2023-2A Class A3, 5.79% 1/22/2029 (b)	3,231,000	3,257,983
Porsche Innovative Lease Owner Trust Series 2024-2A Class A3, 4.35% 10/20/2027 (b)	7,605,000	7,605,294
PRPM LLC Series 2021-5 Class A1, 4.793% 6/25/2026 (b)(c)	1,738,989	1,730,106
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	2,460,000	2,468,202
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (b)	1,882,000	1,905,640
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	1,595,000	1,597,080
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3, 5.47% 10/20/2028 (b)	7,535,000	7,603,549
Sfs Auto Receivables Securitization Trust Series 2024-1A Class A3, 4.95% 5/21/2029 (b)	2,670,000	2,685,593
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (b)	1,072,000	1,087,713
T-Mobile US Trust Series 2024-1A Class A, 5.05% 9/20/2029 (b)	6,446,000	6,501,813
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.2938% 9/25/2034 (c)(d)	65,691	67,708
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/2026 (b)	1,046,847	1,050,072
Tesla Auto Lease Trust Series 2023-B Class A3, 6.13% 9/21/2026 (b)	7,685,719	7,730,934
Tesla Electric Vehicle Trust Series 2023-1 Class A3, 5.38% 6/20/2028 (b)	3,567,000	3,603,302
Tesla Series 2024-A Class A3, 5.3% 6/21/2027 (b)	3,488,000	3,512,550
Toyota Auto Loan Extended Note Trust Series 2020-1A Class A, 1.35% 5/25/2033 (b)	2,401,000	2,382,096
Toyota Auto Receivables Owner Trust Series 2023-D Class A3, 5.54% 8/15/2028	4,383,000	4,451,789
Toyota Lease Owner Trust Series 2023-B Class A3, 5.66% 11/20/2026 (b)	6,947,000	6,996,735
Toyota Lease Owner Trust Series 2024-A Class A3, 5.25% 4/20/2027 (b)	1,557,000	1,569,367
Upstart Securitization Trust Series 2023-3 Class A, 6.9% 10/20/2033 (b)	2,021,689	2,041,080
Usaa Auto Owner Trust 2023-A Series 2023-A Class A3, 5.58% 5/15/2028 (b)	3,322,000	3,349,023
Verizon Master Trust Series 2023-2 Class A, 4.89% 4/13/2028	5,620,000	5,625,536
Verizon Master Trust Series 2023-4 Class A1A, 5.16% 6/20/2029	7,552,000	7,629,626
Verizon Master Trust Series 2023-5 Class A1A, 5.61% 9/8/2028	6,400,000	6,438,379
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	10,600,000	10,682,276
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A3, 5.48% 12/20/2028	5,119,000	5,203,021
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A3, 5.02% 6/20/2028	3,407,000	3,426,975
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A3, 4.63% 7/20/2029	10,670,000	10,742,196
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (b)	793,000	791,359
Wells Fargo Card Issuance Trust Series 2024-A1 Class A, 4.94% 2/15/2029	7,890,000	7,992,508
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	5,387,213	5,478,930
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (b)	9,321,640	9,426,665
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	2,776,000	2,789,676
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1, 4.8% 9/19/2039 (b)	7,905,000	7,948,216
World Omni Auto Receivables Tr 2023-D Series 2023-D Class A3, 5.79% 2/15/2029	4,879,000	4,956,634
World Omni Auto Receivables Tr Series 2021-D Class A3, 0.81% 10/15/2026	538,160	535,618
World Omni Auto Receivables Tr Series 2024-A Class A3, 4.86% 3/15/2029	8,000,000	8,051,157
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	794,000	799,756
World Omni Auto Receivables Trust Series 2024-B Class A3, 5.27% 9/17/2029	4,901,000	4,968,799
World Omni Auto Trust 2024-C Series 2024-C Class A3, 4.43% 12/17/2029	5,984,000	6,003,014
World Omni Automobile Lease Securitization Trust Series 2024-A Class A3, 5.26% 10/15/2027	4,502,000	4,556,885
TOTAL UNITED STATES		570,206,787
TOTAL ASSET-BACKED SECURITIES (Cost $723,870,965)		729,179,501

Collateralized Mortgage Obligations - 0.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.6%
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/2066 (b)	2,274,470	2,011,545
CFMT LLC Series 2022-HB8 Class A, 3.75% 4/25/2025 (b)	1,614,777	1,605,250
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(c)	1,180,752	1,156,676
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(c)	608,936	601,510
CSMC Trust Series 2021-RPL9 Class A1, 3.6838% 2/25/2061 (b)(c)	3,556,117	3,559,111
Fannie Mae Guaranteed REMICS Series 2001-40 Class Z, 6% 8/25/2031	11,891	12,120
Fannie Mae Guaranteed REMICS Series 2015-27 Class KF, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.7665% 5/25/2045 (c)(d)	817,375	812,833
Fannie Mae Guaranteed REMICS Series 2016-42 Class FL, U.S. 30-Day Avg. SOFR Index + 0.4645%, 4.8165% 7/25/2046 (c)(d)	866,499	863,787
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	102,702	102,017
Gcat 2021-Nqm7 Tr Series 2021-NQM7 Class A1, 1.915% 8/25/2066 (b)	1,132,782	1,033,941
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 5.25% 7/25/2067 (b)(c)	2,688,376	2,674,243
New York Mortgage Trust Series 2021-SP1 Class A1, 4.6696% 8/25/2061 (b)	895,627	876,320
Oceanview Mortgage Loan Trust Series 2020-1 Class A1A, 1.7329% 5/28/2050 (b)	626,931	586,392
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (b)	152,239	150,327
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (b)	146,000	142,383
Preston Ridge Partners Mortgage Trust Series 2021-8 Class A1, 4.743% 9/25/2026 (b)(c)	2,080,789	2,062,892
PRET LLC Series 2022-RN1 Class A1, 6.721% 7/25/2051 (b)(e)	1,803,387	1,817,977
PRPM LLC Series 2021-RPL1 Class A1, 1.319% 7/25/2051 (b)	327,849	302,389
PRPM LLC Series 2021-RPL2 Class A1, 1.455% 10/25/2051 (b)(c)	471,509	433,426
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(c)	4,211,603	4,058,661
RMF Buyout Issuance Trust Series 2021-HB1 Class A, 1.2586% 11/25/2031 (b)	84,673	84,415
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.5914% 7/20/2034 (c)(d)	573	530
TOTAL UNITED STATES		24,948,745
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $25,349,210)		24,948,745

Commercial Mortgage Securities - 2.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.5%
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	1,099,000	1,034,434
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.462% 1/15/2039 (b)(c)(d)	1,071,056	1,068,044
Benchmark Mortgage Trust Series 2021-B31 Class A1, 1.357% 12/15/2054	1,664,240	1,613,572
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 5.4265% 9/15/2026 (b)(c)(d)	2,278,000	2,229,967
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.654% 3/15/2041 (b)(c)(d)	1,295,149	1,295,554
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.6838% 6/15/2041 (b)(c)(d)	2,277,000	2,278,423
BPR Trust Series 2022-OANA Class A, CME Term SOFR 1 month Index + 1.898%, 6.2099% 4/15/2037 (b)(c)(d)	4,067,000	4,072,079
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.3583% 4/15/2034 (b)(c)(d)	991,101	984,907
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1156% 10/15/2036 (b)(c)(d)	2,267,000	2,255,306
BX Commercial Mortgage Trust Series 2021-VINO Class A, CME Term SOFR 1 month Index + 0.7668%, 5.0788% 5/15/2038 (b)(c)(d)	295,716	295,346
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.3248% 2/15/2039 (b)(c)(d)	1,946,521	1,942,872
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.0733% 12/9/2040 (b)(c)(d)	1,484,286	1,487,533
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6047% 12/15/2039 (b)(c)(d)	1,143,000	1,142,643
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.9475% 5/15/2041 (b)(c)	4,303,763	4,311,833
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 5.2765% 11/15/2038 (b)(c)(d)	1,784,895	1,781,549
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 5.0624% 10/15/2026 (b)(c)(d)	1,563,530	1,555,713
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2265% 2/15/2036 (b)(c)(d)	310,000	309,613
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.0965% 6/15/2038 (b)(c)(d)	1,664,048	1,659,888
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.7537% 4/15/2041 (b)(c)(d)	4,045,524	4,050,581
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.7539% 2/15/2039 (b)(c)(d)	3,075,438	3,080,243
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.4603% 2/15/2035 (b)(c)(d)	2,929,000	2,923,496
BX Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4674% 3/15/2030 (b)(c)(d)	8,372,000	8,361,538
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (b)	3,643,936	3,587,534
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (b)	2,216,637	2,114,677
Citigroup Commercial Mortgage Trust Series 2015-GC33 Class AAB, 3.522% 9/10/2058	232,409	231,775
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class AAB, 3.368% 2/10/2049	239,139	237,907
COMM Mortgage Trust Series 2020-SBX Class A, 1.67% 1/10/2038 (b)	4,412,000	4,108,679
CSAIL Commercial Mortgage Trust Series 2015-C4 Class A3, 3.5438% 11/15/2048	6,072,436	6,043,441
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class ASB, 4.1628% 8/15/2051	1,471,966	1,440,018
CSMC Trust Series 2017-CHOP Class A, Prime Rate -2.306%, 5.194% 7/15/2032 (b)(c)(d)	874,964	866,357
CSMC Trust Series 2020-NET Class A, 2.2569% 8/15/2037 (b)	210,525	206,005
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1275% 11/15/2038 (b)(c)(d)	2,883,644	2,873,731
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5065% 7/15/2038 (b)(c)(d)	802,515	802,515
GS Mortgage Securities Trust Series 2011-GC5 Class AS, 5.1251% 8/10/2044 (b)(c)	1,785,461	1,714,561
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.3765% 10/15/2036 (b)(c)(d)	1,243,000	1,235,242
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class AS, 3.216% 4/15/2046	614,844	584,107
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.9265% 9/15/2029 (b)(c)(d)	616,075	591,488
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.6071% 5/15/2039 (b)(c)(d)	3,413,000	3,344,740
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1265% 7/15/2038 (b)(c)(d)	995,000	993,134
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class A3, 3.272% 1/15/2049	802,735	795,118
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4009% 11/15/2040 (b)(c)(d)	833,943	837,593
OPG Trust Series 2021-PORT Class A, CME Term SOFR 1 month Index + 0.5985%, 4.9105% 10/15/2036 (b)(c)(d)	2,705,480	2,691,953
SREIT Trust Series 2021-FLWR Class A, CME Term SOFR 1 month Index + 0.691%, 5.003% 7/15/2036 (b)(c)(d)	2,794,750	2,782,523
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.1571% 11/15/2038 (b)(c)(d)	2,164,349	2,160,291
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.5548% 12/15/2039 (b)(c)(d)	3,571,000	3,572,123
Wells Fargo Commercial Mortgage Trust Series 2015-LC22 Class ASB, 3.571% 9/15/2058	97,535	97,328
Wells Fargo Commercial Mortgage Trust Series 2017-RC1 Class ASB, 3.453% 1/15/2060	579,606	574,758
Wells Fargo Commercial Mortgage Trust Series 2018-C47 Class A3, 4.175% 9/15/2061	1,928,498	1,897,521
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.1032% 10/15/2041 (b)(c)(d)	4,155,000	4,170,654
TOTAL UNITED STATES		100,290,907
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $100,791,729)		100,290,907

Non-Convertible Corporate Bonds - 40.9%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Glencore Funding LLC 5.338% 4/4/2027 (b)	14,000,000	14,200,036
CANADA - 2.2%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc 2.95% 3/15/2025	3,029,000	3,026,022
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Canadian Natural Resources Ltd 2.05% 7/15/2025	2,208,000	2,186,069
Cenovus Energy Inc 4.25% 4/15/2027	8,606,000	8,524,318
Enbridge Inc 4.25% 12/1/2026	4,400,000	4,377,052
Enbridge Inc 5.25% 4/5/2027	3,961,000	4,012,574
Enbridge Inc 5.9% 11/15/2026	3,205,000	3,271,939
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027 (b)	2,424,000	2,426,001
TransCanada PipeLines Ltd 4.25% 5/15/2028	8,000,000	7,892,054
		32,690,007
Financials - 1.3%
Banks - 1.3%
Bank of Montreal 4.567% 9/10/2027 (c)	11,150,000	11,152,919
Bank of Nova Scotia/The 3.45% 4/11/2025	5,900,000	5,892,771
Canadian Imperial Bank of Commerce 5.001% 4/28/2028	8,000,000	8,103,730
National Bank of Canada 4.95% 2/1/2028 (c)	10,443,000	10,500,233
Royal Bank of Canada 4.51% 10/18/2027 (c)	14,000,000	13,991,840
Toronto Dominion Bank 4.98% 4/5/2027	3,000,000	3,028,163
		52,669,656
Insurance - 0.0%
Great-West Lifeco US Finance 2020 LP 0.904% 8/12/2025 (b)	1,726,000	1,696,483
TOTAL FINANCIALS		54,366,139

TOTAL CANADA		90,082,168
DENMARK - 0.9%
Financials - 0.9%
Banks - 0.9%
Danske Bank A/S 1.621% 9/11/2026 (b)(c)	7,600,000	7,483,385
Danske Bank A/S 4.298% 4/1/2028 (b)(c)	12,000,000	11,913,833
Danske Bank A/S 5.427% 3/1/2028 (b)(c)	6,000,000	6,098,475
Danske Bank A/S 6.259% 9/22/2026 (b)(c)	10,148,000	10,235,203

TOTAL DENMARK		35,730,896
FRANCE - 1.5%
Financials - 1.5%
Banks - 1.5%
Banque Federative du Credit Mutuel SA 5.088% 1/23/2027 (b)	8,000,000	8,060,457
BNP Paribas SA 2.219% 6/9/2026 (b)(c)	13,450,000	13,355,730
BPCE SA 5.203% 1/18/2027 (b)	8,000,000	8,091,919
BPCE SA 6.612% 10/19/2027 (b)(c)	2,945,000	3,027,794
Credit Agricole SA 5.134% 3/11/2027 (b)	7,500,000	7,582,801
Societe Generale SA 1.488% 12/14/2026 (b)(c)	5,100,000	4,971,121
Societe Generale SA 4.351% 6/13/2025 (b)	4,200,000	4,194,136
Societe Generale SA 5.5% 4/13/2029 (b)(c)	2,932,000	2,967,742
Societe Generale SA 5.519% 1/19/2028 (b)(c)	7,000,000	7,066,900

TOTAL FRANCE		59,318,600
GERMANY - 2.9%
Consumer Discretionary - 1.0%
Automobiles - 1.0%
Mercedes-Benz Finance North America LLC 4.75% 8/1/2027 (b)	10,000,000	10,040,604
Mercedes-Benz Finance North America LLC 4.95% 3/30/2025 (b)	5,000,000	4,999,526
Volkswagen Group of America Finance LLC 3.35% 5/13/2025 (b)	7,300,000	7,279,679
Volkswagen Group of America Finance LLC 3.95% 6/6/2025 (b)	5,735,000	5,722,779
Volkswagen Group of America Finance LLC 5.7% 9/12/2026 (b)	8,000,000	8,102,453
Volkswagen Group of America Finance LLC 6% 11/16/2026 (b)	5,000,000	5,092,320
		41,237,361
Financials - 0.9%
Capital Markets - 0.9%
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (c)	10,600,000	10,697,106
Deutsche Bank AG/New York NY 5.706% 2/8/2028 (c)	13,600,000	13,807,899
Deutsche Bank AG/New York NY 7.146% 7/13/2027 (c)	11,469,000	11,823,984
		36,328,989
Health Care - 0.4%
Pharmaceuticals - 0.4%
Bayer US Finance II LLC 4.25% 12/15/2025 (b)	6,602,000	6,568,238
Bayer US Finance LLC 6.125% 11/21/2026 (b)	8,900,000	9,079,957
		15,648,195
Industrials - 0.6%
Machinery - 0.6%
Daimler Truck Finance North America LLC 2% 12/14/2026 (b)	9,000,000	8,607,608
Daimler Truck Finance North America LLC 4.95% 1/13/2028 (b)	3,849,000	3,880,871
Daimler Truck Finance North America LLC 5% 1/15/2027 (b)	7,000,000	7,045,746
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (b)	3,257,000	3,296,484
		22,830,709
TOTAL GERMANY		116,045,254
IRELAND - 1.2%
Financials - 0.9%
Consumer Finance - 0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	7,716,000	7,523,101
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.875% 1/23/2028	8,800,000	8,615,782
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	5,050,000	5,168,255
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	12,466,000	12,865,619
		34,172,757
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd 2.125% 2/21/2026 (b)	5,500,000	5,360,256
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (b)	7,165,000	7,145,070
		12,505,326
TOTAL IRELAND		46,678,083
ITALY - 0.2%
Utilities - 0.2%
Electric Utilities - 0.2%
Enel Finance International NV 5.125% 6/26/2029 (b)	10,080,000	10,170,671
JAPAN - 0.5%
Financials - 0.5%
Banks - 0.5%
Mitsubishi UFJ Financial Group Inc 5.541% 4/17/2026 (c)	9,400,000	9,409,031
Mizuho Financial Group Inc 2.651% 5/22/2026 (c)	8,889,000	8,849,503

TOTAL JAPAN		18,258,534
NETHERLANDS - 0.4%
Financials - 0.4%
Banks - 0.4%
ABN AMRO Bank NV 1.542% 6/16/2027 (b)(c)	2,600,000	2,499,315
ABN AMRO Bank NV 6.339% 9/18/2027 (b)(c)	6,100,000	6,253,224
ABN AMRO Bank NV 6.575% 10/13/2026 (b)(c)	7,800,000	7,884,726

TOTAL NETHERLANDS		16,637,265
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 1.75% 1/22/2026	690,000	674,183
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Santander SA 5.365% 7/15/2028 (c)	4,000,000	4,051,673
SWEDEN - 0.2%
Financials - 0.2%
Banks - 0.2%
Swedbank AB 6.136% 9/12/2026 (b)	10,000,000	10,226,509
SWITZERLAND - 0.6%
Financials - 0.6%
Capital Markets - 0.6%
UBS Group AG 4.703% 8/5/2027 (b)(c)	9,100,000	9,104,453
UBS Group AG 6.373% 7/15/2026 (b)(c)	3,000,000	3,018,200
UBS Group AG 6.442% 8/11/2028 (b)(c)	13,100,000	13,596,818

TOTAL SWITZERLAND		25,719,471
UNITED KINGDOM - 4.9%
Consumer Staples - 0.7%
Tobacco - 0.7%
BAT Capital Corp 3.557% 8/15/2027	14,000,000	13,655,770
BAT International Finance PLC 1.668% 3/25/2026	5,786,000	5,608,047
Imperial Brands Finance PLC 3.5% 7/26/2026 (b)	10,800,000	10,630,357
		29,894,174
Financials - 4.1%
Banks - 3.9%
Barclays PLC 2.852% 5/7/2026 (c)	6,187,000	6,166,114
Barclays PLC 5.086% 2/25/2029 (c)	12,000,000	12,074,744
Barclays PLC 5.304% 8/9/2026 (c)	7,300,000	7,319,819
Barclays PLC 5.501% 8/9/2028 (c)	4,000,000	4,064,585
Barclays PLC 5.674% 3/12/2028 (c)	6,000,000	6,102,003
Barclays PLC 6.496% 9/13/2027 (c)	5,000,000	5,127,153
Barclays PLC 7.325% 11/2/2026 (c)	8,700,000	8,843,897
HSBC Holdings PLC 1.645% 4/18/2026 (c)	8,331,000	8,296,890
HSBC Holdings PLC 4.292% 9/12/2026 (c)	9,300,000	9,278,134
HSBC Holdings PLC 4.755% 6/9/2028 (c)	8,000,000	7,988,864
HSBC Holdings PLC 5.597% 5/17/2028 (c)	12,100,000	12,292,320
HSBC Holdings PLC 7.39% 11/3/2028 (c)	10,000,000	10,621,648
Lloyds Banking Group PLC 4.716% 8/11/2026 (c)	9,500,000	9,500,632
Lloyds Banking Group PLC 5.462% 1/5/2028 (c)	14,500,000	14,688,156
Lloyds Banking Group PLC 5.985% 8/7/2027 (c)	3,905,000	3,973,020
NatWest Group PLC 1.642% 6/14/2027 (c)	5,100,000	4,909,843
NatWest Group PLC 5.516% 9/30/2028 (c)	10,000,000	10,184,698
NatWest Group PLC 5.847% 3/2/2027 (c)	5,291,000	5,355,467
NatWest Markets PLC 5.416% 5/17/2027 (b)	10,000,000	10,185,348
		156,973,335
Financial Services - 0.2%
Nationwide Building Society 6.557% 10/18/2027 (b)(c)	7,800,000	8,025,473
Industrials - 0.1%
Aerospace & Defense - 0.1%
BAE Systems PLC 5% 3/26/2027 (b)	2,762,000	2,785,836
TOTAL UNITED KINGDOM		197,678,818
UNITED STATES - 25.0%
Communication Services - 1.5%
Media - 1.1%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	11,150,000	10,786,510
Charter Communications Operating LLC / Charter Communications Operating Capital 4.908% 7/23/2025	510,000	509,298
Charter Communications Operating LLC / Charter Communications Operating Capital 6.15% 11/10/2026	5,910,000	6,032,616
Discovery Communications LLC 4.9% 3/11/2026	4,500,000	4,499,320
Warnermedia Holdings Inc 3.638% 3/15/2025	9,872,000	9,866,840
Warnermedia Holdings Inc 3.755% 3/15/2027	15,000,000	14,642,029
		46,336,613
Wireless Telecommunication Services - 0.4%
T-Mobile USA Inc 1.5% 2/15/2026	4,800,000	4,659,962
T-Mobile USA Inc 2.625% 4/15/2026	8,000,000	7,838,885
T-Mobile USA Inc 3.5% 4/15/2025	3,440,000	3,434,807
		15,933,654
TOTAL COMMUNICATION SERVICES		62,270,267

Consumer Discretionary - 1.9%
Automobiles - 1.8%
American Honda Finance Corp 4.6% 4/17/2025	6,350,000	6,348,673
General Motors Financial Co Inc 1.25% 1/8/2026	15,696,000	15,235,616
General Motors Financial Co Inc 5.4% 4/6/2026	5,000,000	5,029,389
General Motors Financial Co Inc 5.4% 5/8/2027	10,000,000	10,112,073
General Motors Financial Co Inc 6% 1/9/2028	8,300,000	8,553,418
Hyundai Capital America 2.375% 10/15/2027 (b)	9,200,000	8,672,273
Hyundai Capital America 5.45% 6/24/2026 (b)	7,134,000	7,206,286
Hyundai Capital America 5.8% 6/26/2025 (b)	10,000,000	10,028,427
		71,186,155
Specialty Retail - 0.1%
Advance Auto Parts Inc 5.9% 3/9/2026	2,251,000	2,259,802
O'Reilly Automotive Inc 5.75% 11/20/2026	2,294,000	2,338,401
		4,598,203
TOTAL CONSUMER DISCRETIONARY		75,784,358

Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.3%
7-Eleven Inc 0.95% 2/10/2026 (b)	4,000,000	3,860,903
Dollar General Corp 4.625% 11/1/2027	8,000,000	8,000,848
		11,861,751
Food Products - 0.3%
Bunge Ltd Fin Corp 4.1% 1/7/2028	5,920,000	5,849,112
Conagra Brands Inc 5.3% 10/1/2026	6,000,000	6,064,862
The Campbell's Company 5.3% 3/20/2026	1,834,000	1,846,920
		13,760,894
Tobacco - 0.0%
Altria Group Inc 2.35% 5/6/2025	621,000	618,256
TOTAL CONSUMER STAPLES		26,240,901

Energy - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
DCP Midstream Operating LP 5.625% 7/15/2027	12,491,000	12,739,970
Diamondback Energy Inc 5.2% 4/18/2027	10,978,000	11,115,948
Energy Transfer LP 2.9% 5/15/2025	4,750,000	4,728,692
Energy Transfer LP 6% 2/1/2029 (b)	10,000,000	10,190,044
Eqt Corp 3.9% 10/1/2027	16,000,000	15,727,112
MPLX LP 1.75% 3/1/2026	4,929,000	4,789,078
MPLX LP 4.25% 12/1/2027	8,000,000	7,917,029
MPLX LP 4.875% 6/1/2025	4,300,000	4,297,402
Occidental Petroleum Corp 5% 8/1/2027	7,202,000	7,229,353
ONEOK Inc 4.25% 9/24/2027	1,010,000	1,000,256
Phillips 66 3.85% 4/9/2025	3,943,000	3,939,060
Williams Cos Inc/The 4% 9/15/2025	4,400,000	4,383,556
Williams Cos Inc/The 5.4% 3/2/2026	1,283,000	1,292,637
		89,350,137
Financials - 15.0%
Banks - 8.6%
Bank of America Corp 1.197% 10/24/2026 (c)	16,500,000	16,149,419
Bank of America Corp 3.384% 4/2/2026 (c)	12,550,000	12,536,898
Bank of America Corp 3.559% 4/23/2027 (c)	6,000,000	5,928,019
Bank of America Corp 4.827% 7/22/2026 (c)	4,000,000	4,001,704
Bank of America Corp 4.979% 1/24/2029 (c)	12,000,000	12,106,365
Bank of America Corp 5.08% 1/20/2027 (c)	2,000,000	2,008,381
Bank of America Corp 5.933% 9/15/2027 (c)	12,000,000	12,238,638
Citigroup Inc 3.106% 4/8/2026 (c)	7,886,000	7,872,381
Citigroup Inc 3.52% 10/27/2028 (c)	10,000,000	9,701,997
Citigroup Inc 3.887% 1/10/2028 (c)	6,000,000	5,921,557
Citigroup Inc 4.075% 4/23/2029 (c)	11,160,000	10,969,458
Citigroup Inc 4.786% 3/4/2029 (c)	10,100,000	10,127,932
Citigroup Inc 5.61% 9/29/2026 (c)	7,300,000	7,341,098
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (c)	10,200,000	10,639,466
JPMorgan Chase & Co 4.505% 10/22/2028 (c)	12,000,000	11,966,949
JPMorgan Chase & Co 4.995% 7/22/2030 (c)	10,000,000	10,086,589
JPMorgan Chase & Co 5.04% 1/23/2028 (c)	14,000,000	14,112,951
JPMorgan Chase & Co 5.571% 4/22/2028 (c)	6,936,000	7,066,380
JPMorgan Chase & Co 6.07% 10/22/2027 (c)	13,500,000	13,823,152
KeyBank NA/Cleveland OH 4.15% 8/8/2025	1,413,000	1,409,508
Morgan Stanley Bank NA 5.016% 1/12/2029 (c)	6,562,000	6,623,592
Morgan Stanley Bank NA 5.479% 7/16/2025	7,000,000	7,019,422
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (c)	12,000,000	12,085,469
PNC Financial Services Group Inc/The 5.3% 1/21/2028 (c)	3,461,000	3,508,417
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (c)	10,000,000	10,276,341
Regions Financial Corp 2.25% 5/18/2025	1,933,000	1,922,272
Santander Holdings USA Inc 2.49% 1/6/2028 (c)	3,779,000	3,616,433
Santander Holdings USA Inc 3.244% 10/5/2026	12,350,000	12,064,634
Santander Holdings USA Inc 5.807% 9/9/2026 (c)	6,909,000	6,946,299
Santander Holdings USA Inc 6.124% 5/31/2027 (c)	3,343,000	3,395,231
Truist Financial Corp 4.123% 6/6/2028 (c)	4,000,000	3,964,550
Truist Financial Corp 4.26% 7/28/2026 (c)	10,500,000	10,483,013
Truist Financial Corp 5.9% 10/28/2026 (c)	6,200,000	6,247,611
Truist Financial Corp 7.161% 10/30/2029 (c)	7,500,000	8,077,450
US Bancorp 4.653% 2/1/2029 (c)	10,000,000	9,994,462
US Bancorp 5.727% 10/21/2026 (c)	4,500,000	4,529,661
Wells Fargo & Co 2.188% 4/30/2026 (c)	9,450,000	9,411,759
Wells Fargo & Co 4.54% 8/15/2026 (c)	5,800,000	5,795,544
Wells Fargo & Co 4.808% 7/25/2028 (c)	10,000,000	10,020,260
Wells Fargo & Co 4.9% 1/24/2028 (c)	8,596,000	8,639,357
Wells Fargo & Co 5.707% 4/22/2028 (c)	12,000,000	12,243,742
		342,874,361
Capital Markets - 2.6%
Athene Global Funding 1.608% 6/29/2026 (b)	4,900,000	4,711,861
Athene Global Funding 4.95% 1/7/2027 (b)	10,566,000	10,610,708
Athene Global Funding 5.339% 1/15/2027 (b)	5,093,000	5,146,369
Athene Global Funding 5.516% 3/25/2027 (b)	12,400,000	12,597,185
Athene Global Funding 5.684% 2/23/2026 (b)	5,000,000	5,054,508
Blackstone Private Credit Fund 4.7% 3/24/2025	4,526,000	4,523,731
Blackstone Private Credit Fund 7.3% 11/27/2028	12,000,000	12,809,678
Goldman Sachs Group Inc/The 4.387% 6/15/2027 (c)	10,000,000	9,983,106
Intercontinental Exchange Inc 3.625% 9/1/2028	8,500,000	8,245,651
Morgan Stanley 0.985% 12/10/2026 (c)	6,200,000	6,028,229
Morgan Stanley 4.679% 7/17/2026 (c)	16,533,000	16,529,145
Nasdaq Inc 5.65% 6/28/2025	1,212,000	1,215,146
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	9,335,000	9,401,559
		106,856,876
Consumer Finance - 2.2%
Ally Financial Inc 4.75% 6/9/2027	4,500,000	4,493,067
Ally Financial Inc 7.1% 11/15/2027	8,000,000	8,437,973
American Express Co 5.098% 2/16/2028 (c)	5,000,000	5,056,062
American Express Co 5.389% 7/28/2027 (c)	7,500,000	7,590,096
American Express Co 6.338% 10/30/2026 (c)	8,000,000	8,090,655
Capital One Financial Corp 4.985% 7/24/2026 (c)	10,713,000	10,726,316
Capital One Financial Corp 5.468% 2/1/2029 (c)	8,000,000	8,153,522
Capital One Financial Corp 7.149% 10/29/2027 (c)	6,500,000	6,743,613
Ford Motor Credit Co LLC 5.8% 3/5/2027	8,000,000	8,056,941
Ford Motor Credit Co LLC 5.85% 5/17/2027	12,000,000	12,094,306
Ford Motor Credit Co LLC 6.95% 6/10/2026	10,070,000	10,261,802
		89,704,353
Financial Services - 0.9%
Corebridge Financial Inc 3.5% 4/4/2025	5,028,000	5,022,450
Corebridge Global Funding 4.65% 8/20/2027 (b)	3,556,000	3,565,725
Corebridge Global Funding 4.9% 1/7/2028 (b)	5,198,000	5,242,456
Equitable Holdings Inc 4.35% 4/20/2028	8,000,000	7,914,387
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.125% 2/1/2028	6,000,000	6,060,186
Western Union Co/The 1.35% 3/15/2026	8,000,000	7,714,646
		35,519,850
Insurance - 0.7%
Arthur J Gallagher & Co 4.6% 12/15/2027	7,040,000	7,048,932
Jackson National Life Global Funding 4.9% 1/13/2027 (b)	10,070,000	10,116,707
Jackson National Life Global Funding 5.55% 7/2/2027 (b)	6,794,000	6,923,837
Metropolitan Tower Global Funding 4% 10/1/2027 (b)	3,503,000	3,461,247
Protective Life Global Funding 3.218% 3/28/2025 (b)	1,098,000	1,096,906
		28,647,629
TOTAL FINANCIALS		603,603,069

Health Care - 1.6%
Biotechnology - 0.2%
Amgen Inc 5.25% 3/2/2025	7,525,000	7,527,426
Health Care Providers & Services - 1.1%
Centene Corp 2.45% 7/15/2028	3,570,000	3,252,516
CVS Health Corp 5% 2/20/2026	10,000,000	10,023,273
HCA Inc 5% 3/1/2028	5,201,000	5,243,105
HCA Inc 5.625% 9/1/2028	10,000,000	10,215,650
HCA Inc 5.875% 2/15/2026	6,500,000	6,528,035
Icon Investments Six DAC 5.809% 5/8/2027	9,924,000	10,133,191
		45,395,770
Pharmaceuticals - 0.3%
Haleon UK Capital PLC 3.125% 3/24/2025	9,140,000	9,130,368
Utah Acquisition Sub Inc 3.95% 6/15/2026	4,822,000	4,770,326
		13,900,694
TOTAL HEALTH CARE		66,823,890

Industrials - 0.4%
Aerospace & Defense - 0.4%
Boeing Co 2.196% 2/4/2026	4,000,000	3,903,130
Boeing Co 2.75% 2/1/2026	2,400,000	2,354,534
Boeing Co 5.04% 5/1/2027	5,000,000	5,018,272
Boeing Co 6.259% 5/1/2027	893,000	917,366
RTX Corp 5.75% 11/8/2026	3,461,000	3,528,002
		15,721,304
Trading Companies & Distributors - 0.0%
Air Lease Corp 3.25% 3/1/2025	1,900,000	1,900,000
TOTAL INDUSTRIALS		17,621,304

Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.0%
Amphenol Corp 5.05% 4/5/2027	1,393,000	1,410,004
Software - 0.5%
Oracle Corp 2.5% 4/1/2025	5,000,000	4,991,279
VMware LLC 4.5% 5/15/2025	5,800,000	5,794,616
VMware LLC 4.65% 5/15/2027	8,000,000	8,017,882
		18,803,777
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co 4.4% 9/25/2027	4,782,000	4,760,337
Hewlett Packard Enterprise Co 4.45% 9/25/2026	5,887,000	5,879,511
		10,639,848
TOTAL INFORMATION TECHNOLOGY		30,853,629

Materials - 0.1%
Chemicals - 0.1%
Celanese US Holdings LLC 6.05% 3/15/2025	4,200,000	4,200,861
Real Estate - 0.2%
Specialized REITs - 0.2%
American Tower Corp 1.3% 9/15/2025	1,459,000	1,432,274
American Tower Corp 5.5% 3/15/2028	5,000,000	5,119,902
Crown Castle Inc 1.35% 7/15/2025	342,000	337,363
Crown Castle Inc 4% 3/1/2027	2,500,000	2,472,031
		9,361,570
Utilities - 0.7%
Electric Utilities - 0.3%
Eversource Energy 5.45% 3/1/2028	5,000,000	5,102,301
FirstEnergy Corp 1.6% 1/15/2026	365,000	355,338
FirstEnergy Corp 2.05% 3/1/2025	2,028,000	2,028,000
FirstEnergy Pennsylvania Electric Co 5.15% 3/30/2026 (b)	2,545,000	2,554,541
Vistra Operations Co LLC 5.05% 12/30/2026 (b)	2,951,000	2,960,977
		13,001,157
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 5.45% 6/1/2028	8,000,000	8,139,064
Multi-Utilities - 0.2%
DTE Energy Co 4.95% 7/1/2027	3,252,000	3,277,839
NiSource Inc 0.95% 8/15/2025	1,507,000	1,482,038
Sempra 3.3% 4/1/2025	1,816,000	1,813,280
		6,573,157
TOTAL UTILITIES		27,713,378

TOTAL UNITED STATES		1,013,823,364
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,642,003,186)		1,659,295,525

U.S. Government Agency - Mortgage Securities - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	200,281	199,297
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	103,651	103,142
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	281,904	280,520
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	1,769,863	1,736,833
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2034	394,285	405,399
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	63	66
Freddie Mac Gold Pool 8.5% 5/1/2026	10	10
Freddie Mac Gold Pool 8.5% 5/1/2027	9	8
Freddie Mac Gold Pool 8.5% 6/1/2027	557	571
Freddie Mac Gold Pool 8.5% 7/1/2027	24	24
Freddie Mac Gold Pool 8.5% 7/1/2028	86	88
Freddie Mac Gold Pool 8.5% 8/1/2026	96	98
Freddie Mac Gold Pool 8.5% 8/1/2027	162	165
Freddie Mac Gold Pool 8.5% 8/1/2027	1,160	1,192
Ginnie Mae I Pool 7% 1/15/2028	434	438
Ginnie Mae I Pool 7% 1/15/2028	107	109
Ginnie Mae I Pool 7% 1/15/2029	944	958
Ginnie Mae I Pool 7% 1/15/2029	170	172
Ginnie Mae I Pool 7% 1/15/2031	211	216
Ginnie Mae I Pool 7% 1/15/2032	152	155
Ginnie Mae I Pool 7% 10/15/2028	382	388
Ginnie Mae I Pool 7% 10/15/2028	560	570
Ginnie Mae I Pool 7% 10/15/2028	63	63
Ginnie Mae I Pool 7% 11/15/2027	96	97
Ginnie Mae I Pool 7% 11/15/2028	225	229
Ginnie Mae I Pool 7% 11/15/2028	1,100	1,118
Ginnie Mae I Pool 7% 12/15/2028	181	184
Ginnie Mae I Pool 7% 12/15/2028	119	121
Ginnie Mae I Pool 7% 12/15/2029	123	125
Ginnie Mae I Pool 7% 2/15/2028	37	37
Ginnie Mae I Pool 7% 2/15/2030	1,147	1,174
Ginnie Mae I Pool 7% 2/15/2031	129	132
Ginnie Mae I Pool 7% 2/15/2032	173	178
Ginnie Mae I Pool 7% 3/15/2028	18	18
Ginnie Mae I Pool 7% 3/15/2031	117	120
Ginnie Mae I Pool 7% 3/15/2031	280	287
Ginnie Mae I Pool 7% 3/15/2032	313	322
Ginnie Mae I Pool 7% 3/15/2032	653	669
Ginnie Mae I Pool 7% 4/15/2028	108	110
Ginnie Mae I Pool 7% 4/15/2028	181	182
Ginnie Mae I Pool 7% 4/15/2028	2,392	2,413
Ginnie Mae I Pool 7% 4/15/2029	41	41
Ginnie Mae I Pool 7% 4/15/2029	469	477
Ginnie Mae I Pool 7% 4/15/2032	322	330
Ginnie Mae I Pool 7% 4/15/2032	572	586
Ginnie Mae I Pool 7% 5/15/2029	357	363
Ginnie Mae I Pool 7% 5/15/2031	1,772	1,822
Ginnie Mae I Pool 7% 5/15/2032	409	420
Ginnie Mae I Pool 7% 6/15/2028	1,304	1,324
Ginnie Mae I Pool 7% 6/15/2028	296	300
Ginnie Mae I Pool 7% 6/15/2028	173	176
Ginnie Mae I Pool 7% 6/15/2029	67	67
Ginnie Mae I Pool 7% 6/15/2032	1,154	1,186
Ginnie Mae I Pool 7% 6/15/2032	412	425
Ginnie Mae I Pool 7% 7/15/2028	2,095	2,123
Ginnie Mae I Pool 7% 7/15/2028	142	145
Ginnie Mae I Pool 7% 7/15/2028	405	411
Ginnie Mae I Pool 7% 7/15/2029	462	472
Ginnie Mae I Pool 7% 7/15/2029	147	150
Ginnie Mae I Pool 7% 7/15/2031	317	324
Ginnie Mae I Pool 7% 7/15/2031	1,349	1,381
Ginnie Mae I Pool 7% 8/15/2028	151	153
Ginnie Mae I Pool 7% 8/15/2028	1,581	1,607
Ginnie Mae I Pool 7% 8/15/2028	586	596
Ginnie Mae I Pool 7% 8/15/2029	110	111
Ginnie Mae I Pool 7% 8/15/2032	133	137
Ginnie Mae I Pool 7% 8/15/2032	558	575
Ginnie Mae I Pool 7% 8/15/2032	8,870	9,112
Ginnie Mae I Pool 7% 9/15/2028	241	241
Ginnie Mae I Pool 7% 9/15/2028	195	198
Ginnie Mae I Pool 7% 9/15/2028	1,030	1,044
TOTAL UNITED STATES		2,764,295
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,053,494)		2,764,295

U.S. Treasury Obligations - 37.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Notes 4% 12/15/2027	3.96 to 4.28	404,658,200	404,967,157
US Treasury Notes 4.125% 10/31/2027 (g)	3.57 to 4.37	292,577,200	293,674,365
US Treasury Notes 4.25% 3/15/2027	3.95 to 4.69	247,616,500	248,844,911
US Treasury Notes 4.375% 12/15/2026	4.03 to 4.45	120,000,000	120,731,250
US Treasury Notes 4.5% 7/15/2026	4.49 to 4.64	208,015,700	209,250,793
US Treasury Notes 4.625% 11/15/2026	4.12	40,590,300	40,985,103
US Treasury Notes 4.625% 6/15/2027	3.80 to 4.53	179,900,000	182,429,844
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,495,419,909)			1,500,883,423

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $30,334,828)	4.35	30,328,762	30,334,828

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $4,020,823,321)	4,047,697,224
NET OTHER ASSETS (LIABILITIES) - 0.2%	6,806,820
NET ASSETS - 100.0%	4,054,504,044

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2 Year US Treasury Notes Contracts (United States)	2,156	Jun 2025	446,224,625	2,674,453	2,674,453

The notional amount of futures purchased as a percentage of Net Assets is 11.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $972,668,618 or 24.0% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,704,103.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	24,981,739	553,951,139	548,598,050	1,168,180	-	-	30,334,828	30,328,762	0.1%
Total	24,981,739	553,951,139	548,598,050	1,168,180	-	-	30,334,828	30,328,762

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	729,179,501	-	729,179,501	-

Collateralized Mortgage Obligations	24,948,745	-	24,948,745	-

Commercial Mortgage Securities	100,290,907	-	100,290,907	-

Non-Convertible Corporate Bonds
Communication Services	65,296,289	-	65,296,289	-
Consumer Discretionary	117,021,719	-	117,021,719	-
Consumer Staples	56,135,075	-	56,135,075	-
Energy	122,714,327	-	122,714,327	-
Financials	1,063,412,710	-	1,063,412,710	-
Health Care	82,472,085	-	82,472,085	-
Industrials	55,743,175	-	55,743,175	-
Information Technology	30,853,629	-	30,853,629	-
Materials	18,400,897	-	18,400,897	-
Real Estate	9,361,570	-	9,361,570	-
Utilities	37,884,049	-	37,884,049	-

U.S. Government Agency - Mortgage Securities	2,764,295	-	2,764,295	-

U.S. Treasury Obligations	1,500,883,423	-	1,500,883,423	-

Money Market Funds	30,334,828	30,334,828	-	-
Total Investments in Securities:	4,047,697,224	30,334,828	4,017,362,396	-
Derivative Instruments:

Assets
Futures Contracts	2,674,453	2,674,453	-	-
Total Assets	2,674,453	2,674,453	-	-
Total Derivative Instruments:	2,674,453	2,674,453	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	2,674,453	0
Total Interest Rate Risk	2,674,453	0
Total Value of Derivatives	2,674,453	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,990,488,493)	$4,017,362,396
Fidelity Central Funds (cost $30,334,828)	30,334,828

Total Investment in Securities (cost $4,020,823,321)		$4,047,697,224
Receivable for investments sold		176,913,483
Receivable for fund shares sold		6,466,708
Interest receivable		38,511,082
Distributions receivable from Fidelity Central Funds		121,428
Receivable for daily variation margin on futures contracts		707,438
Prepaid expenses		2,321
Total assets		4,270,419,684
Liabilities
Payable for investments purchased	$206,850,281
Payable for fund shares redeemed	7,442,528
Distributions payable	825,697
Accrued management fee	680,919
Other payables and accrued expenses	116,215
Total liabilities		215,915,640
Net Assets		$4,054,504,044
Net Assets consist of:
Paid in capital		$4,064,040,144
Total accumulated earnings (loss)		(9,536,100)
Net Assets		$4,054,504,044
Net Asset Value, offering price and redemption price per share ($4,054,504,044 ÷ 416,539,196 shares)		$9.73
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Interest		$98,053,450
Income from Fidelity Central Funds		1,168,180
Total income		99,221,630
Expenses
Management fee	$4,176,473
Custodian fees and expenses	14,069
Independent trustees' fees and expenses	5,586
Registration fees	134,440
Audit fees	50,760
Legal	2,764
Miscellaneous	6,153
Total expenses before reductions	4,390,245
Expense reductions	(5,960)
Total expenses after reductions		4,384,285
Net Investment income (loss)		94,837,345
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	6,723,188
Futures contracts	(7,899,170)
Total net realized gain (loss)		(1,175,982)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(9,582,869)
Futures contracts	3,226,400
Total change in net unrealized appreciation (depreciation)		(6,356,469)
Net gain (loss)		(7,532,451)
Net increase (decrease) in net assets resulting from operations		$87,304,894
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$94,837,345	$155,215,779
Net realized gain (loss)	(1,175,982)	(9,620,046)
Change in net unrealized appreciation (depreciation)	(6,356,469)	85,321,841
Net increase (decrease) in net assets resulting from operations	87,304,894	230,917,574
Distributions to shareholders	(92,692,136)	(145,377,860)

Share transactions
Proceeds from sales of shares	910,300,768	1,998,697,925
Reinvestment of distributions	87,274,494	141,473,808
Cost of shares redeemed	(995,987,768)	(1,369,696,619)

Net increase (decrease) in net assets resulting from share transactions	1,587,494	770,475,114
Total increase (decrease) in net assets	(3,799,748)	856,014,828

Net Assets
Beginning of period	4,058,303,792	3,202,288,964
End of period	$4,054,504,044	$4,058,303,792

Other Information
Shares
Sold	93,630,938	208,032,833
Issued in reinvestment of distributions	8,982,155	14,721,830
Redeemed	(102,548,962)	(142,724,754)
Net increase (decrease)	64,131	80,029,909

Financial Highlights
Fidelity® SAI Short-Term Bond Fund

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$9.74	$9.52	$9.55	$10.01	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.221	.423	.312	.075	.047
Net realized and unrealized gain (loss)	(.016)	.193	(.105)	(.475)	.007
Total from investment operations	.205	.616	.207	(.400)	.054
Distributions from net investment income	(.215)	(.396)	(.237)	(.056)	(.044)
Distributions from net realized gain	-	-	-	(.004)	-
Total distributions	(.215)	(.396)	(.237)	(.060)	(.044)
Net asset value, end of period	$9.73	$9.74	$9.52	$9.55	$10.01
Total Return D,E	2.13%	6.60%	2.20%	(4.01)%	.54%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.21% H	.21%	.26%	.31%	.34% H
Expenses net of fee waivers, if any	.21 % H	.21%	.26%	.30%	.34% H
Expenses net of all reductions	.21% H	.21%	.26%	.30%	.34% H
Net investment income (loss)	4.58% H	4.41%	3.30%	.77%	.49% H
Supplemental Data
Net assets, end of period (000 omitted)	$4,054,504	$4,058,304	$3,202,289	$1,843,086	$1,845,225
Portfolio turnover rate I	62 % H	59%	55%	74%	70% J,K

AFor the period September 15, 2020 (commencement of operations) through August 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
KAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2025

1. Organization.
Fidelity SAI Short-Term Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$48,946,353
Gross unrealized depreciation	(3,942,529)
Net unrealized appreciation (depreciation)	$45,003,824
Tax cost	$4,005,367,853

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(21,392,207)
Long-term	(37,628,854)
Total capital loss carryforward	$(59,021,061)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity SAI Short-Term Bond Fund	523,047,609

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Short-Term Bond Fund	543,200,883	777,036,529
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Short-Term Bond Fund	2,663
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $5,960.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Core Income Fund
Fidelity SAI Short-Term Bond Fund	12%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Short-Term Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9900846.104
SST-SANN-0425
Fidelity® U.S. Bond Index Fund

Semi-Annual Report
February 28, 2025
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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® U.S. Bond Index Fund
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
American Express Credit Account Master Trust Series 2023-4 Class A, 5.15% 9/15/2030	6,500,000	6,678,005
BMW Vehicle Owner Trust Series 2025-A Class A3, 4.56% 9/25/2029	4,060,000	4,080,503
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/2028	8,197,000	7,939,186
Capital One Multi-Asset Execution Trust Series 2021-A2 Class A2, 1.39% 7/15/2030	13,710,000	12,467,152
Capital One Prime Auto Receivables Trust 2023-1 Series 2023-1 Class A3, 4.87% 2/15/2028	4,489,425	4,501,507
CarMax Auto Owner Trust Series 2022-3 Class A3, 3.97% 4/15/2027	13,281,969	13,238,420
CarMax Auto Owner Trust Series 2023-2 Class A3, 5.05% 1/18/2028	20,000,000	20,084,369
Carmax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	14,190,000	14,247,962
Carmax Auto Owner Trust Series 2025-1 Class A3, 4.84% 1/15/2030	5,160,000	5,220,590
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	18,550,000	19,028,321
Citibank Credit Card Issuance Trust Series 2007-A3 Class A3, 6.15% 6/15/2039	8,935,000	9,955,930
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/2030	12,808,000	12,652,692
Ford Cr Floorplan Mast Own Tr Series 2018-4 Class A, 4.06% 11/15/2030	5,000,000	4,925,089
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/2028	12,379,785	12,389,845
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	16,700,000	16,807,246
GM Financial Automobile Leasing Trust Series 2025-1 Class A3, 4.66% 2/21/2028	4,060,000	4,083,228
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class A3, 4.47% 2/16/2028	18,937,171	18,925,949
Honda Auto Receivables Owner Trust Series 2025-1 Class A3, 4.57% 9/21/2029	11,580,000	11,650,889
Hyundai Auto Receivables Trust Series 2022-B Class A3, 3.72% 11/16/2026	6,711,491	6,695,358
Hyundai Auto Receivables Trust Series 2022-C Class A3, 5.39% 6/15/2027	7,947,749	7,981,329
Hyundai Auto Receivables Trust Series 2023-A Class A3, 4.58% 4/15/2027	15,872,006	15,878,931
MBART Series 2025-1 Class A3, 4.78% 12/17/2029	3,435,000	3,471,717
Nissan Auto Lease Trust Series 2025-A Class A3, 4.75% 3/15/2028	2,335,000	2,354,274
Toyota Auto Receivables Owner Trust Series 2025-A Class A3, 4.64% 8/15/2029	10,510,000	10,591,877
World Omni Auto Receivables Trust Series 2025-A Class A3, 4.73% 3/15/2030	3,380,000	3,410,582
TOTAL UNITED STATES		249,260,951
TOTAL ASSET-BACKED SECURITIES (Cost $250,405,136)		249,260,951

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Bank of America NA 6% 10/15/2036	4,075,000	4,304,675
Citizens Bank NA/Providence RI 2.25% 4/28/2025	10,391,000	10,351,640
Citizens Bank NA/Providence RI 3.75% 2/18/2026	10,723,000	10,637,892
Discover Bank 3.45% 7/27/2026	10,127,000	9,951,821
KeyBank NA/Cleveland OH 3.9% 4/13/2029	1,400,000	1,343,058
KeyBank NA/Cleveland OH 4.9% 8/8/2032	2,000,000	1,939,914
Truist Bank 3.3% 5/15/2026	6,037,000	5,948,144
Truist Bank 3.8% 10/30/2026	2,573,000	2,543,160
Truist Bank 4.632% 9/17/2029 (b)	9,000,000	8,824,892
Wells Fargo Bank NA 5.45% 8/7/2026	5,000,000	5,071,349

TOTAL BANK NOTES (Cost $61,223,984)		60,916,545

Commercial Mortgage Securities - 1.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.4%
BANK Series 2017-BNK4 Class ASB, 3.419% 5/15/2050	7,150,957	7,075,877
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	33,271,649	28,262,240
BANK Series 2021-BN35 Class A5, 2.285% 6/15/2064	16,432,831	14,033,250
BANK Series 2022-BNK39 Class A4, 2.928% 2/15/2055	6,000,000	5,310,552
BANK Series 2022-BNK41 Class A4, 3.7899% 4/15/2065 (b)	27,916,479	26,048,593
BANK Series 2023-BNK45 Class A5, 5.203% 2/15/2056 (b)	5,000,000	5,064,940
BBCMS Mortgage Trust Series 2021-C11 Class A5, 2.322% 9/15/2054	20,927,693	18,019,989
BBCMS Mortgage Trust Series 2021-C12 Class A5, 2.689% 11/15/2054	20,880,000	18,217,873
BBCMS Mortgage Trust Series 2021-C9 Class A5, 2.299% 2/15/2054	7,000,000	6,092,954
BBCMS Mortgage Trust Series 2024-C26 Class A5, 5.829% 5/15/2057 (b)	18,028,000	19,177,631
Benchmark Mortgage Trust Series 2019-B12 Class A5, 3.1156% 8/15/2052	7,924,856	7,378,528
Benchmark Mortgage Trust Series 2019-B9 Class A5, 4.0156% 3/15/2052	18,628,064	17,927,805
Benchmark Mortgage Trust Series 2020-B19 Class A5, 1.85% 9/15/2053	13,581,251	11,613,624
Benchmark Mortgage Trust Series 2021-B24 Class A5, 2.5843% 3/15/2054	20,299,379	17,627,662
Benchmark Mortgage Trust Series 2023-B39 Class A5, 5.7536% 7/15/2056	3,500,000	3,685,645
BMO Mortgage Trust Series 2022-C1 Class A5, 3.374% 2/15/2055	9,440,000	8,558,514
BMO Mortgage Trust Series 2023-C6 Class A5, 5.9562% 9/15/2056	3,320,000	3,538,552
Citigroup Commercial Mortgage Trust Series 2015-GC29 Class A4, 3.192% 4/10/2048	5,274,536	5,267,710
Citigroup Commercial Mortgage Trust Series 2015-P1 Class A5, 3.717% 9/15/2048	4,659,191	4,629,203
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A4, 3.209% 5/10/2049	14,743,149	14,459,451
Citigroup Commercial Mortgage Trust Series 2016-P4 Class A4, 2.902% 7/10/2049	17,078,544	16,586,065
COMM Mortgage Trust Series 2015-CR22 Class A5, 3.309% 3/10/2048	4,839,912	4,829,300
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	15,529,025	15,246,982
CSAIL Commercial Mortgage Trust Series 2015-C3 Class A4, 3.7182% 8/15/2048	9,980,528	9,919,938
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A4, 2.7628% 9/15/2052	14,978,042	13,785,691
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A5, 3.0161% 9/15/2052	14,978,042	13,704,142
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K046 Class A2, 3.205% 3/25/2025	9,720,450	9,692,826
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K047 Class A2, 3.329% 5/25/2025	2,730,186	2,719,757
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K053 Class A2, 2.995% 12/25/2025	5,387,671	5,327,036
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K056 Class A2, 2.525% 5/25/2026	16,483,096	16,148,941
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	12,674,159	12,400,434
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K062 Class A1, 3.032% 9/25/2026	1,976,686	1,963,157
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K064 Class A2, 3.224% 3/25/2027	13,702,081	13,422,005
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	18,911,288	18,441,549
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K079 Class A2, 3.926% 6/25/2028	6,180,678	6,104,445
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K080 Class A2, 3.926% 7/25/2028	13,178,164	13,011,753
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-1510 Class A2, 3.718% 1/25/2031	11,796,839	11,387,473
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K094 Class A2, 2.903% 6/25/2029	40,855,884	38,606,065
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K104 Class A2, 2.253% 1/25/2030	59,506,180	54,145,239
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K116 Class A2, 1.378% 7/25/2030	50,584,119	43,372,270
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K117 Class A2, 1.406% 8/25/2030	25,809,211	22,105,925
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K118 Class A2, 1.493% 9/25/2030	12,256,958	10,526,505
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K121 Class A2, 1.547% 10/25/2030	17,206,140	14,762,078
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K123 Class A2, 1.621% 12/25/2030	22,648,307	19,468,956
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K125 Class A2, 1.846% 1/25/2031	6,669,796	5,789,728
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K126 Class A2, 2.074% 1/25/2031	9,492,376	8,356,346
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K130 Class A2, 1.723% 6/25/2031	8,168,083	6,977,651
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K136 Class A2, 2.127% 11/25/2031	22,338,983	19,346,169
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-151 Class A2, 3.8% 10/25/2032	4,000,000	3,812,918
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-152 Class A2, 3.78% 11/25/2032	30,500,000	29,031,892
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K140 Class A2, 2.25% 1/25/2032	2,600,000	2,258,664
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K145 Class A2, 2.58% 5/25/2032	6,900,000	6,089,740
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-154 Class A2, 4.35% 1/25/2033	15,000,000	14,816,139
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-157 Class A2, 4.2% 5/25/2033	10,300,000	10,061,326
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K-153 Class A2, 3.82% 12/25/2032	15,000,000	14,308,515
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K751 Class A2, 4.412% 3/25/2030	12,675,000	12,695,501
GS Mortgage Securities Trust Series 2020-GC45 Class A5, 2.9106% 2/13/2053	36,094,229	33,228,582
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class A5, 3.9342% 9/15/2047	107,894	106,533
JPMBB Commercial Mortgage Securities Trust Series 2014-C24 Class A5, 3.6385% 11/15/2047	1,754,525	1,711,104
JPMBB Commercial Mortgage Securities Trust Series 2015-C29 Class A4, 3.6108% 5/15/2048	5,098,630	5,084,025
Morgan Stanley Capital I Trust Series 2020-L4 Class A3, 2.698% 2/15/2053	14,132,234	12,854,566
Morgan Stanley Capital I Trust Series 2021-L6 Class A4, 2.444% 6/15/2054 (b)	6,181,000	5,318,014
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class A5, 2.892% 8/15/2052	25,720,280	23,658,200
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class A4, 3.146% 12/15/2052	1,836,610	1,701,615
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class A5, 2.725% 2/15/2053	12,719,011	11,388,936
TOTAL UNITED STATES		858,265,289
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $931,103,105)		858,265,289

Foreign Government and Government Agency Obligations - 1.2%
	Principal Amount (a)	Value ($)
CANADA - 0.2%
Province of Alberta 1% 5/20/2025	28,032,000	27,823,722
Province of Alberta 3.3% 3/15/2028	7,930,000	7,723,503
Province of British Columbia 2.25% 6/2/2026	18,944,000	18,491,429
Province of British Columbia 4.2% 7/6/2033	7,700,000	7,507,314
Province of British Columbia 4.9% 4/24/2029	12,800,000	13,090,176
Province of Ontario 1.125% 10/7/2030	19,052,000	16,020,065
Province of Ontario 2.3% 6/15/2026	11,337,000	11,064,232
Province of Ontario 2.5% 4/27/2026	3,972,000	3,894,546
Province of Quebec 2.5% 4/20/2026	9,329,000	9,150,256
Province of Quebec 2.75% 4/12/2027	10,154,000	9,853,848
Province of Quebec 4.25% 9/5/2034	4,100,000	3,979,050
Province of Quebec 4.5% 9/8/2033	7,800,000	7,759,674
TOTAL CANADA		136,357,815
CHILE - 0.1%
Chilean Republic 2.55% 7/27/2033	24,746,000	20,450,095
Chilean Republic 3.125% 1/21/2026	1,000,000	984,500
Chilean Republic 3.24% 2/6/2028	9,215,000	8,806,545
Chilean Republic 3.625% 10/30/2042	10,385,000	8,099,988
Chilean Republic 3.86% 6/21/2047	4,931,000	3,808,014
Chilean Republic 4.95% 1/5/2036	9,000,000	8,707,500
Chilean Republic 5.33% 1/5/2054	8,800,000	8,360,000
Chilean Republic 5.65% 1/13/2037	3,100,000	3,151,460
TOTAL CHILE		62,368,102
HUNGARY - 0.0%
Hungary Government 7.625% 3/29/2041	5,792,000	6,690,281
INDONESIA - 0.1%
Indonesia Government 2.85% 2/14/2030	27,839,000	25,368,289
Indonesia Government 3.4% 9/18/2029	12,400,000	11,702,500
Indonesia Government 3.5% 2/14/2050	21,266,000	15,585,851
Indonesia Government 5.25% 1/15/2030	5,000,000	5,079,000
Indonesia Government 5.35% 2/11/2049	13,600,000	13,447,000
Indonesia Government 5.6% 1/15/2035	5,500,000	5,644,265
TOTAL INDONESIA		76,826,905
ISRAEL - 0.1%
Israel Government 3.25% 1/17/2028	11,430,000	10,904,563
Israel Government 3.375% 1/15/2050	23,561,000	15,894,062
Israel Government 5.375% 2/19/2030	4,500,000	4,538,448
Israel Government 5.375% 3/12/2029	3,700,000	3,733,300
Israel Government 5.5% 3/12/2034	3,500,000	3,513,720
Israel Government 5.625% 2/19/2035	5,000,000	5,026,250
Israel Government 5.75% 3/12/2054	3,700,000	3,484,013
TOTAL ISRAEL		47,094,356
ITALY - 0.0%
Italian Republic 2.875% 10/17/2029	21,266,000	19,611,888
Italian Republic 3.875% 5/6/2051	3,300,000	2,323,695
Italian Republic 4% 10/17/2049	9,200,000	6,822,996
TOTAL ITALY		28,758,579
JAPAN - 0.0%
Japan International Cooperation Agency 1.75% 4/28/2031	7,910,000	6,732,032
JORDAN - 0.0%
Jordan Government 3% 6/30/2025	2,059,000	2,046,652
MEXICO - 0.2%
United Mexican States 3.25% 4/16/2030	10,605,000	9,517,988
United Mexican States 3.5% 2/12/2034	32,290,000	26,497,174
United Mexican States 4.28% 8/14/2041	34,799,000	26,600,356
United Mexican States 4.35% 1/15/2047	11,447,000	8,310,522
United Mexican States 4.5% 1/31/2050	7,346,000	5,395,637
United Mexican States 4.6% 1/23/2046	4,766,000	3,594,755
United Mexican States 4.6% 2/10/2048	13,941,000	10,409,048
United Mexican States 4.75% 3/8/2044	15,804,000	12,414,042
United Mexican States 5.55% 1/21/2045	3,111,000	2,773,456
United Mexican States 6.05% 1/11/2040	3,812,000	3,618,922
United Mexican States 6.35% 2/9/2035	18,700,000	18,812,200
TOTAL MEXICO		127,944,100
PANAMA - 0.1%
Panamanian Republic 3.16% 1/23/2030	14,972,000	12,913,350
Panamanian Republic 3.75% 3/16/2025	3,260,000	3,251,850
Panamanian Republic 4.3% 4/29/2053	4,663,000	2,922,442
Panamanian Republic 4.5% 4/1/2056	15,853,000	10,007,206
Panamanian Republic 4.5% 4/16/2050	10,235,000	6,706,484
Panamanian Republic 6.4% 2/14/2035	16,340,000	15,466,627
TOTAL PANAMA		51,267,959
PERU - 0.1%
Peruvian Republic 1.862% 12/1/2032	19,951,000	15,486,964
Peruvian Republic 2.78% 12/1/2060	3,287,000	1,834,556
Peruvian Republic 2.844% 6/20/2030	12,979,000	11,616,205
Peruvian Republic 3.55% 3/10/2051	14,983,000	10,497,839
Peruvian Republic 5.875% 8/8/2054	5,450,000	5,356,560
Peruvian Republic 6.55% 3/14/2037	2,443,000	2,609,857
TOTAL PERU		47,401,981
PHILIPPINES - 0.1%
Philippine Republic 1.648% 6/10/2031	14,500,000	11,962,500
Philippine Republic 2.65% 12/10/2045	18,269,000	11,817,759
Philippine Republic 3% 2/1/2028	15,092,000	14,384,563
Philippine Republic 3.95% 1/20/2040	12,692,000	10,740,605
Philippine Republic 5.17% 10/13/2027	6,800,000	6,887,991
Philippine Republic 6.375% 10/23/2034	25,842,000	28,006,268
TOTAL PHILIPPINES		83,799,686
POLAND - 0.1%
Republic of Poland 3.25% 4/6/2026	5,243,000	5,176,676
Republic of Poland 4.625% 3/18/2029	4,160,000	4,145,730
Republic of Poland 4.875% 2/12/2030	9,050,000	9,093,350
Republic of Poland 5.125% 9/18/2034	9,500,000	9,409,655
Republic of Poland 5.375% 2/12/2035	9,850,000	9,944,560
Republic of Poland 5.5% 3/18/2054	5,660,000	5,419,733
Republic of Poland 5.5% 4/4/2053	8,010,000	7,705,380
TOTAL POLAND		50,895,084
URUGUAY - 0.1%
Uruguay Republic 4.125% 11/20/2045	3,773,151	3,227,516
Uruguay Republic 4.375% 1/23/2031	12,586,574	12,323,829
Uruguay Republic 4.375% 10/27/2027	966,637	963,616
Uruguay Republic 4.975% 4/20/2055	16,418,564	14,828,098
Uruguay Republic 5.442% 2/14/2037	13,900,000	14,032,050
TOTAL URUGUAY		45,375,109
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $895,730,985)		773,558,641

Municipal Securities - 0.4%
	Principal Amount (a)	Value ($)
California - 0.2%
Bay Area Toll Auth CA Bridge Rev 6.263% 4/1/2049	3,750,000	4,113,030
Bay Area Toll Auth CA Bridge Rev 7.043% 4/1/2050	5,635,000	6,742,561
California St Univ Rev 2.719% 11/1/2052	6,750,000	4,672,649
Golden State Tobacco Securitization Corp. Tobacco Settlement (State of California Proj.) Series 2021 B, 2.746% 6/1/2034	5,025,000	4,355,902
Golden State Tobacco Securitization Corp. Tobacco Settlement (State of California Proj.) Series 2021 B, 3.293% 6/1/2042	2,435,000	1,907,453
Los Angeles CA Ccd 6.75% 8/1/2049	7,505,000	8,667,004
Los Angeles CA Dept Arpts Rev 6.582% 5/15/2039	3,455,000	3,722,996
San Francisco CA Pub Util Comm Wtr Rev 6% 11/1/2040	5,015,000	5,297,753
State of California 7.55% 4/1/2039	19,660,000	23,726,132
State of California 7.6% 11/1/2040	10,305,000	12,572,020
State of California Gen. Oblig. 3.5% 4/1/2028	10,235,000	10,035,521
Univ CA Regts Med Ctr Pooled Rev (Univ CA Regts Med Ctr Pooled Rev Proj.) Series 2020 N, 3.256% 5/15/2060	10,635,000	7,106,548
Univ CA Regts Med Ctr Pooled Rev Series 2020 N, 3.006% 5/15/2050	10,465,000	7,101,190
University CA Revs Series 2015 AP, 3.931% 5/15/2045	2,970,000	2,721,731
TOTAL CALIFORNIA		102,742,490
Idaho - 0.0%
Idaho Energy Res Auth Transmission Facs Rev (Bonneville Power Administration Proj.) Series 2021, 2.861% 9/1/2046	2,955,000	2,123,230
Illinois - 0.1%
Chicago IL O'Hare Intl Arpt Rev 6.395% 1/1/2040	7,250,000	7,902,729
Illinois St Gen. Oblig. 5.1% 6/1/2033	20,465,882	20,484,052
TOTAL ILLINOIS		28,386,781
Kansas - 0.0%
Kansas St Dev Fin Auth Rev (Kansas St Proj.) Series 2015 H, 4.927% 4/15/2045	6,035,000	5,938,698
Massachusetts - 0.0%
Massachusetts St Gen. Oblig. Series 2016F, 3.277% 6/1/2046	3,750,000	2,994,422
Massachusetts St Wtr Res Auth Series 2021C, 2.823% 8/1/2041	4,445,000	3,620,540
TOTAL MASSACHUSETTS		6,614,962
Michigan - 0.0%
Michigan St Strategic Fd Ltd Oblig Rev (State of Michigan Proj.) Series 2021 A, 3.225% 9/1/2047	6,815,000	5,298,001
New Jersey - 0.0%
New Jersey Eco Dev Auth St Pen (New Jersey St Proj.) 7.425% 2/15/2029 (National Public Finance Guarantee Corporation Insured)	967,000	1,024,231
New Jersey Turnpike Authority 7.414% 1/1/2040	3,734,000	4,492,578
TOTAL NEW JERSEY		5,516,809
New Jersey,New York - 0.1%
Port Auth NY & NJ 4.96% 8/1/2046	4,115,000	4,065,311
Port Auth NY & NJ 5.647% 11/1/2040	4,135,000	4,388,025
Port Auth NY & NJ Series 225, 3.175% 7/15/2060	18,365,000	12,599,747
TOTAL NEW JERSEY,NEW YORK		21,053,083
New York - 0.0%
Metropolitan Transn Auth NY Rv 6.668% 11/15/2039	4,895,000	5,412,935
New York NY City Transitional Fin Auth Rev 5.508% 8/1/2037	8,520,000	8,524,729
New York NY Cty Muni Wtr Fin Auth 5.952% 6/15/2042	7,170,000	7,540,837
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 2.202% 3/15/2034	16,190,000	13,276,601
TOTAL NEW YORK		34,755,102
Ohio - 0.0%
American Mun Pwr Rev 8.084% 2/15/2050	7,725,000	10,089,867
Oregon - 0.0%
Port of Morrow or 2.987% 9/1/2036 (Bonneville Power Administration Guaranteed)	4,495,000	3,836,403
Pennsylvania - 0.0%
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) 4.144% 6/1/2038	6,095,000	5,702,013
South Carolina - 0.0%
South Carolina St Svc Auth Rev Series 2013 C, 5.784% 12/1/2041	8,986,000	9,268,405
Texas - 0.0%
Dallas Fort Worth International Airport 4.507% 11/1/2051	4,485,000	4,010,923
Dallas Fort Worth International Airport Series 2019A, 3.144% 11/1/2045	1,850,000	1,426,302
Dallas Fort Worth International Airport Series 2021 C, 2.843% 11/1/2046	11,600,000	8,477,101
Dallas TX Rapid Transit Sales Tax Rev Series 2021 A, 2.613% 12/1/2048	12,565,000	8,649,017
TOTAL TEXAS		22,563,343
Virginia - 0.0%
University VA Univ Revs (University VA Univ Revs Proj.) 2.584% 11/1/2051	1,885,000	1,213,276
University VA Univ Revs Series SER C, 4.179% 9/1/2117	3,775,000	2,954,950
TOTAL VIRGINIA		4,168,226
TOTAL MUNICIPAL SECURITIES (Cost $318,497,363)		268,057,413

Non-Convertible Corporate Bonds - 26.5%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Financials - 0.1%
Banks - 0.1%
Australia & New Zealand Banking Group Ltd/New York NY 3.7% 11/16/2025 (c)	5,696,000	5,669,100
Westpac Banking Corp 1.953% 11/20/2028	5,800,000	5,324,225
Westpac Banking Corp 2.668% 11/15/2035 (b)	2,000,000	1,742,958
Westpac Banking Corp 2.85% 5/13/2026	3,774,000	3,711,495
Westpac Banking Corp 3.02% 11/18/2036 (b)	2,000,000	1,737,180
Westpac Banking Corp 4.11% 7/24/2034 (b)	11,666,000	11,195,383
Westpac Banking Corp 4.421% 7/24/2039	6,630,000	6,057,312
Westpac Banking Corp 5.405% 8/10/2033 (b)	2,000,000	2,003,909
Westpac Banking Corp 5.457% 11/18/2027	10,000,000	10,295,059
Westpac Banking Corp 5.618% 11/20/2035 (b)	2,400,000	2,413,228
		50,149,849
Materials - 0.1%
Metals & Mining - 0.1%
BHP Billiton Finance USA Ltd 4.75% 2/28/2028	7,460,000	7,529,576
BHP Billiton Finance USA Ltd 4.9% 2/28/2033	8,000,000	7,995,242
BHP Billiton Finance USA Ltd 5% 9/30/2043	3,783,000	3,627,953
BHP Billiton Finance USA Ltd 5.3% 2/21/2035	14,660,000	14,894,664
Rio Tinto Finance USA Ltd 5.2% 11/2/2040	10,343,000	10,236,021
Rio Tinto Finance USA Ltd 7.125% 7/15/2028	1,589,000	1,717,921
Rio Tinto Finance USA PLC 5.125% 3/9/2053	5,600,000	5,357,152
		51,358,529
TOTAL AUSTRALIA		101,508,378
AUSTRIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Oesterreichische Kontrollbank AG 0.375% 9/17/2025	8,660,000	8,474,827
BELGIUM - 0.2%
Consumer Staples - 0.2%
Beverages - 0.2%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.7% 2/1/2036	10,000,000	9,701,258
Anheuser-Busch InBev Finance Inc 4.625% 2/1/2044	4,567,000	4,186,171
Anheuser-Busch InBev Finance Inc 4.7% 2/1/2036 (c)	3,868,000	3,752,447
Anheuser-Busch InBev Finance Inc 4.9% 2/1/2046 (c)	14,442,000	13,476,691
Anheuser-Busch InBev Worldwide Inc 3.5% 6/1/2030	5,000,000	4,753,203
Anheuser-Busch InBev Worldwide Inc 4.439% 10/6/2048	5,873,000	5,115,260
Anheuser-Busch InBev Worldwide Inc 4.6% 4/15/2048 (c)	14,894,000	13,471,604
Anheuser-Busch InBev Worldwide Inc 5.55% 1/23/2049 (c)	33,724,000	34,288,078
Anheuser-Busch InBev Worldwide Inc 5.8% 1/23/2059 (c)	11,081,000	11,644,642
Anheuser-Busch InBev Worldwide Inc 8.2% 1/15/2039	3,624,000	4,654,937

TOTAL BELGIUM		105,044,291
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Vale Overseas Ltd 3.75% 7/8/2030	19,333,000	17,952,044
Vale Overseas Ltd 6.125% 6/12/2033	2,150,000	2,208,480
Vale Overseas Ltd 6.4% 6/28/2054	1,270,000	1,273,683
Vale SA 5.625% 9/11/2042	5,243,000	5,193,716
		26,627,923
Paper & Forest Products - 0.0%
Suzano Austria GmbH 2.5% 9/15/2028	11,930,000	10,871,213
Suzano Austria GmbH 6% 1/15/2029	9,570,000	9,737,474
		20,608,687
TOTAL BRAZIL		47,236,610
CANADA - 0.8%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc 2.9% 11/15/2026	1,986,000	1,930,177
Rogers Communications Inc 3.625% 12/15/2025	1,589,000	1,577,263
Rogers Communications Inc 3.7% 11/15/2049	4,833,000	3,446,395
Rogers Communications Inc 3.8% 3/15/2032	23,199,000	21,154,067
Rogers Communications Inc 5.45% 10/1/2043	4,588,000	4,392,547
		32,500,449
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 4.95% 6/1/2047	5,084,000	4,460,874
Canadian Natural Resources Ltd 5.85% 2/1/2035	9,570,000	9,760,471
Canadian Natural Resources Ltd 6.25% 3/15/2038	5,441,000	5,711,471
Cenovus Energy Inc 2.65% 1/15/2032	5,664,000	4,802,632
Cenovus Energy Inc 4.25% 4/15/2027	7,547,000	7,475,369
Cenovus Energy Inc 5.4% 6/15/2047	4,439,000	4,046,535
Cenovus Energy Inc 6.75% 11/15/2039	457,000	502,652
Enbridge Inc 5.5% 12/1/2046	11,511,000	11,305,424
Enbridge Inc 5.625% 4/5/2034	5,500,000	5,624,716
Enbridge Inc 5.7% 3/8/2033	3,480,000	3,580,489
Enbridge Inc 7.2% 6/27/2054 (b)	1,674,000	1,723,539
Enbridge Inc 8.5% 1/15/2084 (b)	1,880,000	2,083,784
South Bow USA Infrastructure Holdings LLC 5.026% 10/1/2029 (d)	2,620,000	2,605,796
South Bow USA Infrastructure Holdings LLC 5.584% 10/1/2034 (d)	2,320,000	2,284,404
South Bow USA Infrastructure Holdings LLC 6.176% 10/1/2054 (d)	2,320,000	2,272,126
Suncor Energy Inc 4% 11/15/2047	3,972,000	3,041,384
Suncor Energy Inc 6.8% 5/15/2038	6,708,000	7,331,378
Suncor Energy Inc 6.85% 6/1/2039	1,589,000	1,765,355
TransCanada PipeLines Ltd 4.625% 3/1/2034	10,000,000	9,532,397
TransCanada PipeLines Ltd 4.75% 5/15/2038	8,334,000	7,617,831
TransCanada PipeLines Ltd 4.875% 1/15/2026	3,972,000	3,974,628
TransCanada PipeLines Ltd 4.875% 5/15/2048	3,908,000	3,553,264
TransCanada PipeLines Ltd 5.1% 3/15/2049	2,778,000	2,614,632
TransCanada PipeLines Ltd 6.1% 6/1/2040	5,321,000	5,556,266
		113,227,417
Financials - 0.4%
Banks - 0.4%
Bank of Montreal 3.803% 12/15/2032 (b)	9,260,000	8,955,560
Bank of Montreal 4.7% 9/14/2027	9,700,000	9,756,423
Bank of Montreal 5.266% 12/11/2026	5,200,000	5,276,636
Bank of Nova Scotia/The 4.5% 12/16/2025	12,615,000	12,583,886
Bank of Nova Scotia/The 4.588% 5/4/2037 (b)	2,700,000	2,512,537
Bank of Nova Scotia/The 4.75% 2/2/2026	3,500,000	3,507,078
Bank of Nova Scotia/The 4.85% 2/1/2030	12,240,000	12,306,597
Bank of Nova Scotia/The 5.25% 6/12/2028	3,450,000	3,526,054
Canadian Imperial Bank of Commerce 3.6% 4/7/2032	3,614,000	3,318,789
Canadian Imperial Bank of Commerce 6.092% 10/3/2033	7,914,000	8,443,626
National Bank of Canada 4.5% 10/10/2029	4,150,000	4,097,178
Royal Bank of Canada 1.2% 4/27/2026	23,522,000	22,703,620
Royal Bank of Canada 2.05% 1/21/2027	16,433,000	15,765,681
Royal Bank of Canada 3.625% 5/4/2027	7,900,000	7,763,971
Royal Bank of Canada 4.522% 10/18/2028 (b)	7,180,000	7,159,332
Royal Bank of Canada 4.65% 1/27/2026	10,319,000	10,313,229
Royal Bank of Canada 4.65% 10/18/2030 (b)	14,550,000	14,469,927
Royal Bank of Canada 5% 5/2/2033	4,070,000	4,088,786
Royal Bank of Canada 5.153% 2/4/2031 (b)	6,000,000	6,085,543
Royal Bank of Canada 6% 11/1/2027	10,000,000	10,376,072
Toronto Dominion Bank 4.108% 6/8/2027	9,800,000	9,717,619
Toronto Dominion Bank 4.693% 9/15/2027	10,000,000	10,077,842
Toronto Dominion Bank 5.156% 1/10/2028	22,920,000	23,303,599
		216,109,585
Capital Markets - 0.0%
Brookfield Finance Inc 2.724% 4/15/2031	19,988,000	17,790,468
Brookfield Finance Inc 3.625% 2/15/2052	1,600,000	1,161,677
Brookfield Finance Inc 5.968% 3/4/2054	4,350,000	4,527,108
CI Financial Corp 3.2% 12/17/2030	4,250,000	3,705,839
		27,185,092
Insurance - 0.0%
Fairfax Financial Holdings Ltd 4.625% 4/29/2030	5,123,000	5,050,144
Fairfax Financial Holdings Ltd 4.85% 4/17/2028	1,700,000	1,701,182
Fairfax Financial Holdings Ltd 5.625% 8/16/2032	1,900,000	1,951,704
Fairfax Financial Holdings Ltd 6.1% 3/15/2055 (d)	5,000,000	5,042,775
Manulife Financial Corp 4.15% 3/4/2026	9,666,000	9,634,803
		23,380,608
TOTAL FINANCIALS		266,675,285

Industrials - 0.1%
Ground Transportation - 0.1%
Canadian National Railway Co 2.45% 5/1/2050	13,253,000	8,009,112
Canadian National Railway Co 3.2% 8/2/2046	2,622,000	1,919,600
Canadian National Railway Co 3.85% 8/5/2032	2,000,000	1,874,166
Canadian Pacific Railway Co 1.75% 12/2/2026	8,990,000	8,578,014
Canadian Pacific Railway Co 2.05% 3/5/2030	1,800,000	1,597,719
Canadian Pacific Railway Co 2.45% 12/2/2031	20,546,000	17,847,542
Canadian Pacific Railway Co 3.1% 12/2/2051	9,405,000	6,339,333
		46,165,486
Professional Services - 0.0%
Thomson Reuters Corp 3.35% 5/15/2026	5,561,000	5,483,397
Thomson Reuters Corp 5.5% 8/15/2035	2,000,000	2,052,720
		7,536,117
TOTAL INDUSTRIALS		53,701,603

Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd 4% 12/15/2026	9,055,000	8,960,286
Nutrien Ltd 4.2% 4/1/2029	4,109,000	4,034,511
Nutrien Ltd 5% 4/1/2049	7,152,000	6,528,416
Nutrien Ltd 5.25% 1/15/2045	2,780,000	2,629,769
Nutrien Ltd 5.625% 12/1/2040	1,430,000	1,442,369
		23,595,351
Metals & Mining - 0.0%
Barrick Gold Corp 5.25% 4/1/2042	3,575,000	3,502,368
Barrick North America Finance LLC 5.75% 5/1/2043	2,000,000	2,037,490
Barrick PD Australia Finance Pty Ltd 5.95% 10/15/2039	2,000,000	2,076,427
		7,616,285
TOTAL MATERIALS		31,211,636

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026	2,100,000	2,067,539
Emera US Finance LP 4.75% 6/15/2046	4,138,000	3,537,612
		5,605,151
TOTAL CANADA		502,921,541
CHINA - 0.1%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Baidu Inc 3.425% 4/7/2030	9,666,000	9,121,224
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd 2.125% 2/9/2031	16,568,000	14,394,942
Alibaba Group Holding Ltd 3.15% 2/9/2051	17,076,000	11,659,151
		26,054,093
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 2.65% 2/15/2032	17,641,000	15,067,178
NXP BV / NXP Funding LLC / NXP USA Inc 5% 1/15/2033	8,500,000	8,394,855
		23,462,033
TOTAL CHINA		58,637,350
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Orange SA 5.5% 2/6/2044	2,383,000	2,390,826
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TotalEnergies Capital International SA 3.127% 5/29/2050	2,832,000	1,932,574
TotalEnergies Capital International SA 3.455% 2/19/2029	16,952,000	16,358,264
TotalEnergies Capital International SA 3.461% 7/12/2049	5,181,000	3,759,611
TotalEnergies Capital SA 5.15% 4/5/2034	2,040,000	2,064,032
TotalEnergies Capital SA 5.488% 4/5/2054	2,040,000	2,010,243
TotalEnergies Capital SA 5.638% 4/5/2064	1,020,000	1,012,439
		27,137,163
TOTAL FRANCE		29,527,989
GERMANY - 0.2%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Mercedes-Benz Finance North America LLC 8.5% 1/18/2031 (c)	2,000,000	2,366,356
Financials - 0.2%
Capital Markets - 0.1%
Deutsche Bank AG 4.1% 1/13/2026	9,570,000	9,521,031
Deutsche Bank AG 4.5% 4/1/2025	2,573,000	2,571,645
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (b)	4,949,000	4,747,303
Deutsche Bank AG/New York NY 3.035% 5/28/2032 (b)	9,100,000	8,003,709
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (b)	10,100,000	9,089,915
Deutsche Bank AG/New York NY 4.1% 1/13/2026	17,316,000	17,214,993
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (b)	5,100,000	5,076,293
Deutsche Bank AG/New York NY 5.403% 9/11/2035 (b)	3,270,000	3,205,566
Deutsche Bank AG/New York NY 7.079% 2/10/2034 (b)	3,050,000	3,224,096
		62,654,551
Financial Services - 0.1%
KfW 0.375% 7/18/2025	13,678,000	13,474,594
KfW 0.625% 1/22/2026	42,629,000	41,347,611
KfW 2% 5/2/2025	3,038,000	3,025,717
KfW 2.875% 4/3/2028	12,201,000	11,791,418
Landwirtschaftliche Rentenbank 1.75% 7/27/2026	6,752,000	6,536,315
Landwirtschaftliche Rentenbank 2.5% 11/15/2027	7,022,000	6,745,513
		82,921,168
TOTAL FINANCIALS		145,575,719

Health Care - 0.0%
Pharmaceuticals - 0.0%
Bayer US Finance II LLC 2.85% 4/15/2025 (d)	3,038,000	3,028,581
Bayer US Finance II LLC 3.95% 4/15/2045 (d)	1,104,000	796,623
		3,825,204
TOTAL GERMANY		151,767,279
IRELAND - 0.1%
Financials - 0.1%
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	10,778,000	10,393,049
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	5,800,000	5,447,386
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033	5,896,000	5,125,040
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.65% 7/21/2027	3,698,000	3,606,602
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041	5,896,000	4,752,406
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.875% 1/23/2028	12,472,000	12,210,913
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 10/1/2025	7,824,000	7,810,612
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 9/10/2029	4,450,000	4,404,034
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.3% 1/19/2034	2,050,000	2,054,632
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	23,302,000	24,048,985
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.95% 3/10/2055 (b)	2,200,000	2,267,258
		82,120,917
Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Westrock Financing DAC 5.418% 1/15/2035 (d)	4,274,000	4,338,245
TOTAL IRELAND		86,459,162
JAPAN - 0.6%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Honda Motor Co Ltd 2.534% 3/10/2027	14,164,000	13,649,197
Toyota Motor Corp 2.362% 3/25/2031	10,633,000	9,429,829
Toyota Motor Corp 5.118% 7/13/2028	2,000,000	2,048,669
		25,127,695
Financials - 0.6%
Banks - 0.5%
Japan Bank for International Cooperation 1.25% 1/21/2031	31,080,000	26,136,804
Japan Bank for International Cooperation 1.875% 7/21/2026	3,260,000	3,156,715
Japan Bank for International Cooperation 2.25% 11/4/2026	4,486,000	4,343,032
Japan Bank for International Cooperation 2.375% 4/20/2026	10,372,000	10,152,792
Japan Bank for International Cooperation 2.75% 1/21/2026	2,720,000	2,682,396
Japan Bank for International Cooperation 2.875% 6/1/2027	6,038,000	5,858,735
Japan Bank for International Cooperation 3.25% 7/20/2028	7,150,000	6,925,888
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (b)	8,941,000	8,582,063
Mitsubishi UFJ Financial Group Inc 2.309% 7/20/2032 (b)	8,700,000	7,455,115
Mitsubishi UFJ Financial Group Inc 3.195% 7/18/2029	11,297,000	10,634,980
Mitsubishi UFJ Financial Group Inc 3.751% 7/18/2039	6,297,000	5,444,945
Mitsubishi UFJ Financial Group Inc 3.85% 3/1/2026	538,000	534,769
Mitsubishi UFJ Financial Group Inc 3.961% 3/2/2028	17,476,000	17,238,967
Mitsubishi UFJ Financial Group Inc 5.197% 1/16/2031 (b)	5,000,000	5,080,316
Mitsubishi UFJ Financial Group Inc 5.242% 4/19/2029 (b)	17,500,000	17,812,040
Mitsubishi UFJ Financial Group Inc 5.422% 2/22/2029 (b)	12,500,000	12,780,228
Mitsubishi UFJ Financial Group Inc 5.441% 2/22/2034 (b)	6,660,000	6,859,028
Mizuho Financial Group Inc 1.554% 7/9/2027 (b)	9,183,000	8,815,313
Mizuho Financial Group Inc 2.226% 5/25/2026 (b)	10,826,000	10,768,692
Mizuho Financial Group Inc 2.26% 7/9/2032 (b)	9,086,000	7,756,048
Mizuho Financial Group Inc 2.591% 5/25/2031 (b)	13,146,000	11,770,162
Mizuho Financial Group Inc 5.098% 5/13/2031 (b)	7,400,000	7,485,397
Mizuho Financial Group Inc 5.382% 7/10/2030 (b)	4,120,000	4,207,613
Mizuho Financial Group Inc 5.594% 7/10/2035 (b)	4,300,000	4,423,979
Mizuho Financial Group Inc 5.748% 7/6/2034 (b)	4,000,000	4,158,912
Mizuho Financial Group Inc 5.778% 7/6/2029 (b)	5,120,000	5,284,421
Sumitomo Mitsui Financial Group Inc 1.474% 7/8/2025	11,310,000	11,188,581
Sumitomo Mitsui Financial Group Inc 2.142% 9/23/2030	11,020,000	9,577,462
Sumitomo Mitsui Financial Group Inc 2.174% 1/14/2027	22,619,000	21,694,048
Sumitomo Mitsui Financial Group Inc 2.75% 1/15/2030	6,766,000	6,177,218
Sumitomo Mitsui Financial Group Inc 3.05% 1/14/2042	11,600,000	8,786,936
Sumitomo Mitsui Financial Group Inc 5.24% 4/15/2030	5,400,000	5,507,964
Sumitomo Mitsui Financial Group Inc 5.52% 1/13/2028	13,700,000	14,059,450
Sumitomo Mitsui Financial Group Inc 5.558% 7/9/2034	2,320,000	2,393,862
Sumitomo Mitsui Financial Group Inc 5.766% 1/13/2033	7,800,000	8,176,913
Sumitomo Mitsui Financial Group Inc 5.776% 7/13/2033	5,600,000	5,879,422
		309,791,206
Capital Markets - 0.1%
Nomura Holdings Inc 2.608% 7/14/2031	1,000,000	870,066
Nomura Holdings Inc 3.103% 1/16/2030	19,128,000	17,639,842
Nomura Holdings Inc 5.099% 7/3/2025	2,000,000	2,001,690
Nomura Holdings Inc 5.605% 7/6/2029	7,500,000	7,719,727
Nomura Holdings Inc 6.07% 7/12/2028	5,700,000	5,923,220
		34,154,545
TOTAL FINANCIALS		343,945,751

Health Care - 0.0%
Pharmaceuticals - 0.0%
Takeda Pharmaceutical Co Ltd 2.05% 3/31/2030	12,000,000	10,578,910
TOTAL JAPAN		379,652,356
KOREA (SOUTH) - 0.1%
Financials - 0.1%
Banks - 0.1%
Export-Import Bank of Korea 0.625% 2/9/2026	20,831,000	20,118,471
Export-Import Bank of Korea 1.125% 12/29/2026	3,300,000	3,115,422
Export-Import Bank of Korea 4% 9/11/2029	7,000,000	6,878,543
Export-Import Bank of Korea 5.125% 9/18/2033	10,400,000	10,688,408
Export-Import Bank of Korea 5.25% 1/14/2035	3,300,000	3,418,298
Korea Development Bank/The 1.625% 1/19/2031	10,633,000	9,039,013

TOTAL KOREA (SOUTH)		53,258,155
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ArcelorMittal SA 6.35% 6/17/2054	2,810,000	2,862,006
ArcelorMittal SA 6.8% 11/29/2032	9,000,000	9,748,161

TOTAL LUXEMBOURG		12,610,167
MEXICO - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV 3.625% 4/22/2029	6,667,000	6,359,118
America Movil SAB de CV 6.125% 11/15/2037	6,645,000	7,022,237
		13,381,355
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp 3.875% 4/23/2025	2,915,000	2,907,742
Southern Copper Corp 5.25% 11/8/2042 (c)	4,588,000	4,243,900
Southern Copper Corp 7.5% 7/27/2035	4,833,000	5,524,892
		12,676,534
TOTAL MEXICO		26,057,889
MULTI-NATIONAL - 0.6%
Financials - 0.6%
Banks - 0.4%
African Development Bank 0.875% 7/22/2026	12,141,000	11,616,454
Asian Development Bank 0.5% 2/4/2026	17,689,000	17,106,460
Asian Development Bank 0.75% 10/8/2030	15,466,000	12,867,939
Asian Development Bank 2% 4/24/2026	5,004,000	4,885,241
Asian Development Bank 2.5% 11/2/2027	5,321,000	5,114,231
Asian Development Bank 2.625% 1/12/2027	5,164,000	5,029,540
Asian Development Bank 2.75% 1/19/2028	29,894,000	28,841,940
Corp Andina de Fomento 4.125% 1/7/2028	3,608,000	3,582,616
Corp Andina de Fomento 5% 1/22/2030	5,550,000	5,670,728
Corp Andina de Fomento 5% 1/24/2029	4,395,000	4,467,482
European Investment Bank 0.75% 9/23/2030	22,088,000	18,436,686
European Investment Bank 0.875% 5/17/2030	5,299,000	4,502,242
European Investment Bank 1.25% 2/14/2031	9,586,000	8,137,426
European Investment Bank 2.375% 5/24/2027	3,177,000	3,063,274
Inter-American Development Bank 0.625% 7/15/2025	17,588,000	17,345,884
Inter-American Development Bank 0.875% 4/20/2026	40,212,000	38,784,246
Inter-American Development Bank 1.75% 3/14/2025	14,635,000	14,622,486
Inter-American Development Bank 2% 6/2/2026	3,177,000	3,091,960
Inter-American Development Bank 2.25% 6/18/2029	15,187,000	14,083,024
Inter-American Development Bank 2.375% 7/7/2027	5,346,000	5,145,537
Inter-American Development Bank 4.375% 1/24/2044	6,926,000	6,635,211
		233,030,607
Financial Services - 0.2%
International Bank for Reconstruction & Development 0.375% 7/28/2025	20,783,000	20,450,059
International Bank for Reconstruction & Development 0.5% 10/28/2025	26,222,000	25,583,229
International Bank for Reconstruction & Development 0.75% 8/26/2030	13,146,000	10,974,560
International Bank for Reconstruction & Development 0.875% 5/14/2030	16,078,000	13,654,325
International Bank for Reconstruction & Development 1.25% 2/10/2031	14,403,000	12,194,174
International Bank for Reconstruction & Development 1.875% 10/27/2026	3,781,000	3,648,454
International Bank for Reconstruction & Development 2.5% 7/29/2025	3,010,000	2,987,744
International Bank for Reconstruction & Development 4% 7/25/2030	26,650,000	26,468,680
International Bank for Reconstruction & Development 4.75% 11/14/2033	28,960,000	29,923,377
International Finance Corp 0.75% 8/27/2030	8,767,000	7,313,493
		153,198,095
TOTAL MULTI-NATIONAL		386,228,702
NETHERLANDS - 0.1%
Financials - 0.1%
Banks - 0.1%
Cooperatieve Rabobank UA 3.75% 7/21/2026	15,291,000	15,076,484
Cooperatieve Rabobank UA 4.375% 8/4/2025	5,147,000	5,134,824
Cooperatieve Rabobank UA 5.25% 5/24/2041	4,583,000	4,597,808
Cooperatieve Rabobank UA/NY 3.375% 5/21/2025	3,217,000	3,208,858
ING Groep NV 1.726% 4/1/2027 (b)	7,323,000	7,104,951
ING Groep NV 2.727% 4/1/2032 (b)	7,404,000	6,538,524
ING Groep NV 4.252% 3/28/2033 (b)	7,800,000	7,402,020

TOTAL NETHERLANDS		49,063,469
NORWAY - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Equinor ASA 2.375% 5/22/2030	9,144,000	8,216,733
Equinor ASA 3.125% 4/6/2030	7,926,000	7,424,425
Equinor ASA 3.625% 9/10/2028	9,596,000	9,371,127
Equinor ASA 3.7% 4/6/2050	12,681,000	9,766,548
Equinor ASA 5.1% 8/17/2040	1,589,000	1,581,774

TOTAL NORWAY		36,360,607
SPAIN - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Emisiones SA 4.103% 3/8/2027	10,645,000	10,548,982
Telefonica Emisiones SA 4.895% 3/6/2048	3,000,000	2,601,734
Telefonica Emisiones SA 5.213% 3/8/2047	5,203,000	4,739,394
Telefonica Emisiones SA 5.52% 3/1/2049	2,700,000	2,543,157
Telefonica Emisiones SA 7.045% 6/20/2036	6,065,000	6,801,571
		27,234,838
Financials - 0.1%
Banks - 0.1%
Banco Bilbao Vizcaya Argentaria SA 6.138% 9/14/2028 (b)	2,000,000	2,059,585
Banco Bilbao Vizcaya Argentaria SA 7.883% 11/15/2034 (b)	2,000,000	2,270,929
Banco Santander SA 2.749% 12/3/2030	1,000,000	873,357
Banco Santander SA 2.958% 3/25/2031	14,400,000	12,889,722
Banco Santander SA 3.225% 11/22/2032 (b)	7,800,000	6,842,130
Banco Santander SA 4.175% 3/24/2028 (b)	6,000,000	5,935,118
Banco Santander SA 5.294% 8/18/2027	2,000,000	2,024,324
Banco Santander SA 5.538% 3/14/2030 (b)	13,600,000	13,876,040
Banco Santander SA 6.35% 3/14/2034	3,400,000	3,525,856
Banco Santander SA 6.921% 8/8/2033	2,600,000	2,796,264
		53,093,325
TOTAL SPAIN		80,328,163
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
UBS AG/Stamford CT 5% 7/9/2027	2,000,000	2,022,733
UBS AG/Stamford CT 7.5% 2/15/2028	15,400,000	16,643,803
UBS Group AG 4.55% 4/17/2026	8,685,000	8,690,536
UBS Group AG 4.875% 5/15/2045	8,979,000	8,203,747
		35,560,819
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Tyco Electronics Group SA 3.7% 2/15/2026	4,253,000	4,220,854
Tyco Electronics Group SA 7.125% 10/1/2037	1,966,000	2,300,378
		6,521,232
TOTAL SWITZERLAND		42,082,051
UNITED KINGDOM - 1.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
British Telecommunications PLC 9.625% 12/15/2030 (e)	12,479,000	15,320,218
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC 4.375% 5/30/2028	20,333,000	20,446,639
Vodafone Group PLC 5.125% 6/19/2059	5,220,000	4,620,450
Vodafone Group PLC 5.25% 5/30/2048	18,988,000	17,835,667
Vodafone Group PLC 5.75% 6/28/2054	2,470,000	2,419,070
		45,321,826
Consumer Staples - 0.2%
Beverages - 0.0%
Diageo Capital PLC 1.375% 9/29/2025	11,020,000	10,825,188
Diageo Capital PLC 2% 4/29/2030	11,793,000	10,391,034
Diageo Capital PLC 2.125% 4/29/2032	10,633,000	8,932,119
		30,148,341
Food Products - 0.0%
Unilever Capital Corp 1.375% 9/14/2030	14,582,000	12,375,028
Unilever Capital Corp 1.75% 8/12/2031	2,000,000	1,693,700
Unilever Capital Corp 2% 7/28/2026	1,716,000	1,664,035
Unilever Capital Corp 3.1% 7/30/2025	2,383,000	2,371,438
		18,104,201
Tobacco - 0.2%
BAT Capital Corp 3.557% 8/15/2027	16,817,000	16,403,506
BAT Capital Corp 3.984% 9/25/2050	2,900,000	2,130,196
BAT Capital Corp 4.39% 8/15/2037	8,622,000	7,641,844
BAT Capital Corp 4.54% 8/15/2047	13,298,000	10,871,313
BAT Capital Corp 4.758% 9/6/2049	9,666,000	8,116,027
BAT Capital Corp 6.421% 8/2/2033 (c)	5,000,000	5,369,987
BAT International Finance PLC 5.931% 2/2/2029	3,000,000	3,121,522
Reynolds American Inc 4.45% 6/12/2025	5,607,000	5,602,536
Reynolds American Inc 5.85% 8/15/2045 (c)	3,368,000	3,283,319
Reynolds American Inc 7.25% 6/15/2037	5,735,000	6,457,755
		68,998,005
TOTAL CONSUMER STAPLES		117,250,547

Financials - 0.7%
Banks - 0.7%
Barclays PLC 2.279% 11/24/2027 (b)	14,500,000	13,920,441
Barclays PLC 2.852% 5/7/2026 (b)	10,633,000	10,597,106
Barclays PLC 2.894% 11/24/2032 (b)	15,080,000	13,111,372
Barclays PLC 3.564% 9/23/2035 (b)	7,500,000	6,779,110
Barclays PLC 4.375% 1/12/2026	4,289,000	4,276,580
Barclays PLC 4.836% 5/9/2028	7,626,000	7,596,127
Barclays PLC 4.95% 1/10/2047	12,837,000	11,772,493
Barclays PLC 5.25% 8/17/2045	4,602,000	4,433,522
Barclays PLC 5.335% 9/10/2035 (b)	6,250,000	6,163,878
Barclays PLC 5.367% 2/25/2031 (b)	6,800,000	6,879,136
Barclays PLC 5.501% 8/9/2028 (b)	4,980,000	5,060,408
Barclays PLC 5.785% 2/25/2036 (b)	6,100,000	6,197,190
Barclays PLC 6.224% 5/9/2034 (b)	6,500,000	6,842,838
Barclays PLC 7.119% 6/27/2034 (b)	6,000,000	6,508,441
HSBC Holdings PLC 1.645% 4/18/2026 (b)	2,000,000	1,991,811
HSBC Holdings PLC 2.013% 9/22/2028 (b)	38,714,000	36,124,690
HSBC Holdings PLC 2.099% 6/4/2026 (b)	14,500,000	14,404,025
HSBC Holdings PLC 2.804% 5/24/2032 (b)	22,528,000	19,662,217
HSBC Holdings PLC 4.292% 9/12/2026 (b)	38,971,000	38,879,375
HSBC Holdings PLC 4.755% 6/9/2028 (b)	7,000,000	6,990,256
HSBC Holdings PLC 4.762% 3/29/2033 (b)	8,100,000	7,763,038
HSBC Holdings PLC 5.12% 3/3/2031 (b)	4,800,000	4,809,998
HSBC Holdings PLC 5.21% 8/11/2028 (b)	2,000,000	2,019,710
HSBC Holdings PLC 5.25% 3/14/2044	3,946,000	3,755,079
HSBC Holdings PLC 5.45% 3/3/2036 (b)	4,700,000	4,692,010
HSBC Holdings PLC 5.597% 5/17/2028 (b)	3,610,000	3,667,378
HSBC Holdings PLC 5.733% 5/17/2032 (b)	10,000,000	10,292,192
HSBC Holdings PLC 5.887% 8/14/2027 (b)	5,500,000	5,594,133
HSBC Holdings PLC 6.254% 3/9/2034 (b)	16,000,000	16,994,668
HSBC Holdings PLC 6.332% 3/9/2044 (b)	5,100,000	5,507,344
HSBC Holdings PLC 6.5% 9/15/2037	8,340,000	8,791,608
HSBC Holdings PLC 6.8% 6/1/2038	4,833,000	5,173,689
HSBC Holdings PLC 7.399% 11/13/2034 (b)	8,800,000	9,769,475
Lloyds Banking Group PLC 3.574% 11/7/2028 (b)	2,000,000	1,938,639
Lloyds Banking Group PLC 3.75% 3/18/2028 (b)	2,000,000	1,962,683
Lloyds Banking Group PLC 4.344% 1/9/2048	11,915,000	9,569,835
Lloyds Banking Group PLC 4.582% 12/10/2025	9,260,000	9,233,072
Lloyds Banking Group PLC 4.65% 3/24/2026	6,831,000	6,819,465
Lloyds Banking Group PLC 4.716% 8/11/2026 (b)	2,000,000	2,000,133
Lloyds Banking Group PLC 4.976% 8/11/2033 (b)	2,000,000	1,971,764
Lloyds Banking Group PLC 5.087% 11/26/2028 (b)	5,350,000	5,388,225
Lloyds Banking Group PLC 5.59% 11/26/2035 (b)	5,940,000	6,027,540
Lloyds Banking Group PLC 5.721% 6/5/2030 (b)	8,400,000	8,648,796
Lloyds Banking Group PLC 5.871% 3/6/2029 (b)	10,800,000	11,131,524
NatWest Group PLC 4.445% 5/8/2030 (b)	5,748,000	5,646,226
NatWest Group PLC 4.8% 4/5/2026	10,366,000	10,398,120
NatWest Group PLC 4.892% 5/18/2029 (b)	6,766,000	6,778,032
NatWest Group PLC 5.516% 9/30/2028 (b)	9,700,000	9,879,156
NatWest Group PLC 5.778% 3/1/2035 (b)	2,300,000	2,364,645
NatWest Group PLC 5.808% 9/13/2029 (b)	5,200,000	5,362,159
Santander UK Group Holdings PLC 2.469% 1/11/2028 (b)	9,666,000	9,241,550
Santander UK Group Holdings PLC 2.896% 3/15/2032 (b)	1,600,000	1,408,533
Santander UK Group Holdings PLC 6.534% 1/10/2029 (b)	8,050,000	8,386,142
		441,177,577
Health Care - 0.1%
Pharmaceuticals - 0.1%
Astrazeneca Finance LLC 1.2% 5/28/2026	7,201,000	6,942,268
Astrazeneca Finance LLC 2.25% 5/28/2031 (c)	7,008,000	6,115,153
Astrazeneca Finance LLC 4.875% 3/3/2033	4,110,000	4,142,790
Astrazeneca PLC 4.375% 11/16/2045	5,989,000	5,285,655
Astrazeneca PLC 4.375% 8/17/2048	9,825,000	8,593,876
Astrazeneca PLC 6.45% 9/15/2037	4,582,000	5,154,714
GlaxoSmithKline Capital Inc 6.375% 5/15/2038	5,734,000	6,391,422
		42,625,878
TOTAL UNITED KINGDOM		661,696,046
UNITED STATES - 22.0%
Communication Services - 1.7%
Diversified Telecommunication Services - 0.5%
AT&T Inc 1.65% 2/1/2028	8,216,000	7,574,588
AT&T Inc 2.25% 2/1/2032	13,533,000	11,410,682
AT&T Inc 2.75% 6/1/2031	14,741,000	13,091,969
AT&T Inc 2.95% 7/15/2026	6,356,000	6,226,848
AT&T Inc 3.3% 2/1/2052	14,016,000	9,522,364
AT&T Inc 3.5% 2/1/2061	3,800,000	2,521,861
AT&T Inc 3.5% 6/1/2041	7,559,000	5,940,067
AT&T Inc 3.5% 9/15/2053	25,048,000	17,444,851
AT&T Inc 3.55% 9/15/2055	54,468,000	37,770,089
AT&T Inc 3.65% 6/1/2051	11,600,000	8,437,985
AT&T Inc 3.65% 9/15/2059	31,190,000	21,541,650
AT&T Inc 3.8% 2/15/2027	7,149,000	7,056,445
AT&T Inc 4.35% 6/15/2045	5,085,000	4,295,976
AT&T Inc 4.5% 3/9/2048	6,502,000	5,504,078
AT&T Inc 4.65% 6/1/2044	6,251,000	5,514,909
Sprint Capital Corp 8.75% 3/15/2032	10,000,000	12,032,590
Verizon Communications Inc 1.5% 9/18/2030	3,190,000	2,703,397
Verizon Communications Inc 1.68% 10/30/2030	2,665,000	2,264,033
Verizon Communications Inc 2.355% 3/15/2032	19,271,000	16,330,970
Verizon Communications Inc 2.55% 3/21/2031 (c)	41,913,000	36,872,641
Verizon Communications Inc 2.987% 10/30/2056	69,319,000	42,925,664
Verizon Communications Inc 3.55% 3/22/2051	8,661,000	6,340,775
Verizon Communications Inc 4.125% 3/16/2027	5,561,000	5,525,262
Verizon Communications Inc 4.272% 1/15/2036	19,285,000	17,850,028
Verizon Communications Inc 4.329% 9/21/2028	12,151,000	12,065,189
Verizon Communications Inc 4.4% 11/1/2034	2,999,000	2,847,684
Verizon Communications Inc 4.75% 11/1/2041	795,000	732,524
Verizon Communications Inc 5.012% 4/15/2049	913,000	871,600
Verizon Communications Inc 5.012% 8/21/2054	9,975,000	9,159,226
		332,375,945
Entertainment - 0.1%
Netflix Inc 4.9% 8/15/2034	8,610,000	8,623,965
Walt Disney Co/The 2% 9/1/2029	8,297,000	7,472,401
Walt Disney Co/The 2.65% 1/13/2031 (c)	12,615,000	11,352,196
Walt Disney Co/The 2.75% 9/1/2049	8,288,000	5,352,702
Walt Disney Co/The 3.5% 5/13/2040	5,423,000	4,468,838
Walt Disney Co/The 3.6% 1/13/2051	5,404,000	4,094,922
Walt Disney Co/The 3.7% 10/15/2025 (c)	5,561,000	5,532,881
Walt Disney Co/The 3.8% 5/13/2060	5,423,000	4,080,408
Walt Disney Co/The 4.7% 3/23/2050 (c)	3,867,000	3,541,267
Walt Disney Co/The 5.4% 10/1/2043	3,078,000	3,086,445
Walt Disney Co/The 6.15% 2/15/2041	8,340,000	9,060,233
Walt Disney Co/The 6.15% 3/1/2037	3,142,000	3,442,199
		70,108,457
Interactive Media & Services - 0.1%
Alphabet Inc 0.45% 8/15/2025	5,896,000	5,791,950
Alphabet Inc 1.1% 8/15/2030	11,696,000	9,908,021
Alphabet Inc 1.998% 8/15/2026	1,827,000	1,771,346
Alphabet Inc 2.05% 8/15/2050	11,696,000	6,744,448
Meta Platforms Inc 3.5% 8/15/2027	6,820,000	6,709,453
Meta Platforms Inc 3.85% 8/15/2032	7,620,000	7,214,000
Meta Platforms Inc 4.3% 8/15/2029	4,300,000	4,292,419
Meta Platforms Inc 4.45% 8/15/2052	12,000,000	10,393,043
Meta Platforms Inc 4.6% 5/15/2028 (c)	4,630,000	4,680,468
Meta Platforms Inc 4.65% 8/15/2062	1,800,000	1,576,010
Meta Platforms Inc 4.75% 8/15/2034	3,000,000	2,987,337
Meta Platforms Inc 4.95% 5/15/2033	6,700,000	6,807,413
Meta Platforms Inc 5.4% 8/15/2054	5,348,000	5,329,336
Meta Platforms Inc 5.6% 5/15/2053 (c)	6,190,000	6,362,803
		80,568,047
Media - 0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.8% 4/1/2031	20,299,000	17,588,228
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 6/1/2041	26,758,000	18,880,447
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051	7,027,000	4,547,600
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028 (c)	8,737,000	8,544,857
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	5,700,000	5,191,703
Charter Communications Operating LLC / Charter Communications Operating Capital 4.908% 7/23/2025	1,461,000	1,458,990
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029 (c)	4,833,000	4,803,228
Charter Communications Operating LLC / Charter Communications Operating Capital 5.125% 7/1/2049	9,816,000	7,980,422
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	4,534,000	3,828,857
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	4,154,000	3,677,384
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029 (c)	3,000,000	3,098,350
Charter Communications Operating LLC / Charter Communications Operating Capital 6.384% 10/23/2035	10,684,000	10,879,000
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	3,725,000	3,619,929
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	12,650,000	13,110,404
Comcast Corp 1.5% 2/15/2031 (c)	11,310,000	9,436,334
Comcast Corp 1.95% 1/15/2031	2,030,000	1,739,490
Comcast Corp 2.35% 1/15/2027 (c)	18,905,000	18,224,348
Comcast Corp 2.45% 8/15/2052	11,310,000	6,374,946
Comcast Corp 2.65% 2/1/2030 (c)	6,264,000	5,708,696
Comcast Corp 2.8% 1/15/2051	6,476,000	3,988,637
Comcast Corp 2.887% 11/1/2051	15,309,000	9,606,275
Comcast Corp 2.937% 11/1/2056	57,662,000	34,720,348
Comcast Corp 3.15% 3/1/2026	3,972,000	3,921,998
Comcast Corp 3.3% 2/1/2027	9,461,000	9,286,950
Comcast Corp 3.375% 8/15/2025	10,882,000	10,827,592
Comcast Corp 3.4% 4/1/2030 (c)	5,800,000	5,468,029
Comcast Corp 3.45% 2/1/2050	5,896,000	4,178,355
Comcast Corp 3.75% 4/1/2040	4,644,000	3,851,617
Comcast Corp 3.969% 11/1/2047	4,131,000	3,251,366
Comcast Corp 4% 3/1/2048	9,532,000	7,505,057
Comcast Corp 4.15% 10/15/2028 (c)	14,973,000	14,781,625
Comcast Corp 4.4% 8/15/2035 (c)	7,700,000	7,244,346
Discovery Communications LLC 3.625% 5/15/2030	9,512,000	8,641,839
Discovery Communications LLC 5.2% 9/20/2047 (c)	6,673,000	5,514,989
Fox Corp 4.709% 1/25/2029	8,245,000	8,224,422
Fox Corp 5.476% 1/25/2039	3,027,000	2,938,611
Fox Corp 5.576% 1/25/2049 (c)	7,398,000	7,053,454
Paramount Global 3.375% 2/15/2028	8,381,000	8,022,742
Paramount Global 4.2% 6/1/2029 (c)	7,143,000	6,861,812
Paramount Global 4.375% 3/15/2043	2,093,000	1,598,425
Paramount Global 4.6% 1/15/2045	5,799,000	4,491,954
Paramount Global 4.95% 1/15/2031 (c)	13,185,000	12,710,688
Time Warner Cable LLC 4.5% 9/15/2042	16,137,000	12,473,268
Time Warner Cable LLC 6.55% 5/1/2037 (c)	7,500,000	7,476,593
Time Warner Cable LLC 7.3% 7/1/2038	3,177,000	3,361,250
TWDC Enterprises 18 Corp 1.85% 7/30/2026 (c)	4,059,000	3,922,907
TWDC Enterprises 18 Corp 3% 7/30/2046	3,575,000	2,482,748
TWDC Enterprises 18 Corp 3.15% 9/17/2025	7,522,000	7,471,197
TWDC Enterprises 18 Corp 4.125% 6/1/2044	4,528,000	3,826,968
TWDC Enterprises 18 Corp 4.375% 8/16/2041 (c)	5,200,000	4,666,577
Warnermedia Holdings Inc 3.755% 3/15/2027	8,767,000	8,557,778
Warnermedia Holdings Inc 4.279% 3/15/2032 (c)	30,587,000	27,477,230
Warnermedia Holdings Inc 5.05% 3/15/2042	1,164,000	964,408
Warnermedia Holdings Inc 5.141% 3/15/2052	23,164,000	17,878,964
		433,944,232
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 2.05% 2/15/2028 (c)	11,928,000	11,130,472
T-Mobile USA Inc 3.3% 2/15/2051	11,928,000	8,146,576
T-Mobile USA Inc 3.5% 4/15/2025	10,079,000	10,063,787
T-Mobile USA Inc 3.75% 4/15/2027	6,689,000	6,584,408
T-Mobile USA Inc 3.875% 4/15/2030	6,689,000	6,405,555
T-Mobile USA Inc 4.375% 4/15/2040	6,689,000	5,966,978
T-Mobile USA Inc 4.5% 4/15/2050	11,522,000	9,745,775
T-Mobile USA Inc 4.7% 1/15/2035 (c)	980,000	947,384
T-Mobile USA Inc 4.8% 7/15/2028 (c)	6,375,000	6,412,949
T-Mobile USA Inc 4.95% 3/15/2028	14,700,000	14,828,465
T-Mobile USA Inc 5.05% 7/15/2033	30,475,000	30,385,805
T-Mobile USA Inc 5.2% 1/15/2033	7,265,000	7,339,358
T-Mobile USA Inc 5.25% 6/15/2055 (c)	4,500,000	4,218,056
T-Mobile USA Inc 5.65% 1/15/2053	10,210,000	10,154,804
		132,330,372
TOTAL COMMUNICATION SERVICES		1,049,327,053

Consumer Discretionary - 1.3%
Automobile Components - 0.0%
Lear Corp 3.55% 1/15/2052	2,600,000	1,753,545
Automobiles - 0.2%
American Honda Finance Corp 1.2% 7/8/2025	9,305,000	9,193,627
American Honda Finance Corp 2% 3/24/2028 (c)	2,000,000	1,856,567
American Honda Finance Corp 2.25% 1/12/2029	1,900,000	1,741,393
American Honda Finance Corp 2.3% 9/9/2026	3,972,000	3,850,063
American Honda Finance Corp 4.85% 10/23/2031 (c)	10,690,000	10,691,069
American Honda Finance Corp 5.125% 7/7/2028	4,550,000	4,633,285
Ford Motor Co 5.291% 12/8/2046 (c)	8,130,000	6,711,238
Ford Motor Co 6.1% 8/19/2032 (c)	17,360,000	17,182,120
General Motors Co 5% 10/1/2028 (c)	5,463,000	5,484,406
General Motors Co 5.15% 4/1/2038 (c)	1,300,000	1,213,070
General Motors Co 5.2% 4/1/2045	3,392,000	2,969,976
General Motors Co 5.6% 10/15/2032 (c)	4,900,000	4,943,445
General Motors Co 5.95% 4/1/2049 (c)	5,027,000	4,799,739
General Motors Co 6.6% 4/1/2036	8,489,000	8,979,568
General Motors Co 6.75% 4/1/2046	5,684,000	5,951,328
General Motors Co 6.8% 10/1/2027 (c)	10,536,000	11,006,870
General Motors Financial Co Inc 2.35% 1/8/2031 (c)	2,000,000	1,702,743
General Motors Financial Co Inc 2.4% 10/15/2028 (c)	1,700,000	1,556,008
General Motors Financial Co Inc 2.4% 4/10/2028	2,000,000	1,856,586
General Motors Financial Co Inc 3.85% 1/5/2028 (c)	5,561,000	5,415,683
General Motors Financial Co Inc 4% 10/6/2026	2,923,000	2,888,375
General Motors Financial Co Inc 4.35% 1/17/2027	6,356,000	6,300,754
General Motors Financial Co Inc 5.6% 6/18/2031 (c)	4,220,000	4,264,967
General Motors Financial Co Inc 5.65% 1/17/2029 (c)	16,996,000	17,352,911
General Motors Financial Co Inc 6.4% 1/9/2033 (c)	10,000,000	10,459,510
		153,005,301
Broadline Retail - 0.3%
Amazon.com Inc 0.8% 6/3/2025	8,758,000	8,677,029
Amazon.com Inc 1% 5/12/2026	5,087,000	4,903,082
Amazon.com Inc 1.5% 6/3/2030	15,466,000	13,388,304
Amazon.com Inc 2.1% 5/12/2031	7,251,000	6,329,930
Amazon.com Inc 2.5% 6/3/2050	5,085,000	3,142,517
Amazon.com Inc 2.875% 5/12/2041	27,600,000	20,888,587
Amazon.com Inc 3.1% 5/12/2051	5,251,000	3,657,817
Amazon.com Inc 3.15% 8/22/2027	8,309,000	8,102,616
Amazon.com Inc 3.6% 4/13/2032 (c)	2,000,000	1,884,170
Amazon.com Inc 3.875% 8/22/2037	8,728,000	7,901,346
Amazon.com Inc 4.05% 8/22/2047	15,112,000	12,810,221
Amazon.com Inc 4.25% 8/22/2057	7,208,000	6,093,612
Amazon.com Inc 4.55% 12/1/2027 (c)	10,000,000	10,093,513
Amazon.com Inc 4.7% 12/1/2032	28,300,000	28,594,608
Amazon.com Inc 4.8% 12/5/2034 (c)	6,766,000	6,848,942
eBay Inc 1.9% 3/11/2025	10,000,000	9,993,534
eBay Inc 2.6% 5/10/2031	2,000,000	1,763,844
eBay Inc 2.7% 3/11/2030	2,000,000	1,818,450
eBay Inc 5.95% 11/22/2027 (c)	8,000,000	8,284,329
		165,176,451
Distributors - 0.0%
Genuine Parts Co 2.75% 2/1/2032	2,000,000	1,723,383
Diversified Consumer Services - 0.1%
American University/The 3.672% 4/1/2049	1,903,000	1,484,942
Duke University 2.832% 10/1/2055	3,714,000	2,417,114
George Washington University/The 4.126% 9/15/2048	5,575,000	4,731,352
George Washington University/The 4.3% 9/15/2044	1,589,000	1,414,062
Massachusetts Institute of Technology 2.989% 7/1/2050	3,722,000	2,624,090
Massachusetts Institute of Technology 3.885% 7/1/2116	2,248,000	1,641,950
Massachusetts Institute of Technology 3.959% 7/1/2038	3,753,000	3,480,009
Northwestern University 3.662% 12/1/2057	4,398,000	3,391,275
Northwestern University 4.643% 12/1/2044	2,661,000	2,525,604
President and Fellows of Harvard College 3.15% 7/15/2046	3,000,000	2,255,219
President and Fellows of Harvard College 3.3% 7/15/2056	3,852,000	2,762,953
President and Fellows of Harvard College 3.619% 10/1/2037	795,000	706,952
Princeton Univ 5.7% 3/1/2039	795,000	864,173
Trane Technologies Global Holding Co Ltd 3.75% 8/21/2028	3,694,000	3,604,988
Trane Technologies Global Holding Co Ltd 4.3% 2/21/2048	3,948,000	3,359,657
University of Chicago/The 3% 10/1/2052	5,027,000	3,539,735
University of Notre Dame du Lac 3.438% 2/15/2045	2,646,000	2,093,168
University of Southern California 2.945% 10/1/2051	9,096,000	6,185,912
University of Southern California 5.25% 10/1/2111	1,589,000	1,556,948
William Marsh Rice University 3.774% 5/15/2055	1,510,000	1,205,890
		51,845,993
Hotels, Restaurants & Leisure - 0.2%
Expedia Group Inc 2.95% 3/15/2031	2,000,000	1,799,443
Expedia Group Inc 3.25% 2/15/2030 (c)	6,863,000	6,400,393
Expedia Group Inc 4.625% 8/1/2027	2,000,000	1,999,757
Marriott International Inc/MD 2.85% 4/15/2031	17,100,000	15,225,284
Marriott International Inc/MD 4.875% 5/15/2029	6,000,000	6,036,958
Marriott International Inc/MD 5.35% 3/15/2035	3,450,000	3,454,750
Marriott International Inc/MD 5.5% 4/15/2037	5,110,000	5,130,389
McDonald's Corp 3.3% 7/1/2025	4,790,000	4,770,039
McDonald's Corp 3.5% 7/1/2027	7,617,000	7,467,780
McDonald's Corp 3.6% 7/1/2030	5,684,000	5,416,663
McDonald's Corp 3.625% 9/1/2049	9,831,000	7,366,930
McDonald's Corp 3.7% 1/30/2026	13,400,000	13,312,603
McDonald's Corp 4.2% 4/1/2050	6,666,000	5,460,483
McDonald's Corp 4.45% 3/1/2047	4,511,000	3,899,467
McDonald's Corp 4.875% 12/9/2045	4,313,000	3,988,913
McDonald's Corp 6.3% 3/1/2038	5,596,000	6,157,143
Metropolitan Museum of Art/The 3.4% 7/1/2045	2,383,000	1,848,117
Starbucks Corp 2% 3/12/2027	9,502,000	9,063,506
Starbucks Corp 2.45% 6/15/2026	7,944,000	7,756,304
Starbucks Corp 3% 2/14/2032 (c)	4,900,000	4,385,752
Starbucks Corp 3.5% 11/15/2050	3,287,000	2,356,781
Starbucks Corp 3.8% 8/15/2025	5,520,000	5,502,522
Starbucks Corp 4% 11/15/2028	5,561,000	5,469,269
Starbucks Corp 4.5% 11/15/2048 (c)	3,734,000	3,204,910
		137,474,156
Household Durables - 0.0%
DR Horton Inc 1.3% 10/15/2026	2,000,000	1,900,165
DR Horton Inc 5% 10/15/2034 (c)	3,000,000	2,965,230
DR Horton Inc 5.5% 10/15/2035	1,940,000	1,981,147
Lennar Corp 4.75% 11/29/2027 (c)	6,283,000	6,304,405
Toll Brothers Finance Corp 4.35% 2/15/2028	1,900,000	1,878,469
Whirlpool Corp 5.5% 3/1/2033 (c)	8,400,000	8,277,073
		23,306,489
Leisure Products - 0.0%
Hasbro Inc 3.9% 11/19/2029	2,000,000	1,908,514
Hasbro Inc 5.1% 5/15/2044	3,400,000	3,030,472
		4,938,986
Specialty Retail - 0.5%
AutoNation Inc 2.4% 8/1/2031	1,000,000	842,787
AutoNation Inc 3.85% 3/1/2032	6,090,000	5,548,433
AutoZone Inc 3.25% 4/15/2025	3,177,000	3,170,671
AutoZone Inc 3.625% 4/15/2025	9,202,000	9,187,932
AutoZone Inc 3.75% 6/1/2027	4,611,000	4,536,716
AutoZone Inc 4% 4/15/2030	9,521,000	9,188,001
AutoZone Inc 5.1% 7/15/2029	1,730,000	1,756,734
AutoZone Inc 5.4% 7/15/2034 (c)	1,530,000	1,557,080
Home Depot Inc/The 2.375% 3/15/2051	13,507,000	7,926,854
Home Depot Inc/The 2.5% 4/15/2027 (c)	9,637,000	9,294,368
Home Depot Inc/The 2.8% 9/14/2027 (c)	3,972,000	3,834,396
Home Depot Inc/The 2.95% 6/15/2029	16,616,000	15,633,061
Home Depot Inc/The 3% 4/1/2026	7,967,000	7,866,937
Home Depot Inc/The 3.125% 12/15/2049	5,317,000	3,697,800
Home Depot Inc/The 3.3% 4/15/2040	6,833,000	5,472,842
Home Depot Inc/The 3.9% 12/6/2028 (c)	4,575,000	4,503,345
Home Depot Inc/The 3.9% 6/15/2047	6,813,000	5,491,517
Home Depot Inc/The 4.2% 4/1/2043	1,251,000	1,081,406
Home Depot Inc/The 4.25% 4/1/2046	2,606,000	2,230,307
Home Depot Inc/The 4.5% 12/6/2048	10,434,000	9,204,097
Home Depot Inc/The 4.75% 6/25/2029	2,000,000	2,021,385
Home Depot Inc/The 4.875% 2/15/2044	2,283,000	2,151,724
Home Depot Inc/The 4.95% 6/25/2034 (c)	11,600,000	11,669,797
Home Depot Inc/The 5.875% 12/16/2036	13,741,000	14,794,023
Lowe's Cos Inc 1.3% 4/15/2028 (c)	6,380,000	5,787,241
Lowe's Cos Inc 1.7% 10/15/2030	9,666,000	8,242,869
Lowe's Cos Inc 3.65% 4/5/2029 (c)	10,507,000	10,127,978
Lowe's Cos Inc 3.7% 4/15/2046	2,780,000	2,122,553
Lowe's Cos Inc 3.75% 4/1/2032	32,063,000	29,922,893
Lowe's Cos Inc 4.05% 5/3/2047	9,135,000	7,311,019
Lowe's Cos Inc 4.5% 4/15/2030	9,618,000	9,550,663
Lowe's Cos Inc 4.8% 4/1/2026	8,100,000	8,131,991
Lowe's Cos Inc 5.625% 4/15/2053 (c)	5,000,000	4,956,043
Lowe's Cos Inc 5.75% 7/1/2053 (c)	4,623,000	4,688,501
O'Reilly Automotive Inc 4.7% 6/15/2032	8,100,000	7,960,079
		241,464,043
Textiles, Apparel & Luxury Goods - 0.0%
NIKE Inc 2.4% 3/27/2025	4,969,000	4,961,463
NIKE Inc 2.85% 3/27/2030 (c)	4,775,000	4,420,508
NIKE Inc 3.25% 3/27/2040	9,666,000	7,756,344
NIKE Inc 3.375% 11/1/2046	3,575,000	2,668,371
NIKE Inc 3.375% 3/27/2050	4,775,000	3,491,345
Tapestry Inc 3.05% 3/15/2032 (c)	2,320,000	2,023,962
Tapestry Inc 5.1% 3/11/2030	2,000,000	2,007,400
Tapestry Inc 5.5% 3/11/2035	2,000,000	1,997,173
		29,326,566
TOTAL CONSUMER DISCRETIONARY		810,014,913

Consumer Staples - 1.2%
Beverages - 0.3%
Coca-Cola Co/The 1.375% 3/15/2031 (c)	9,666,000	8,109,761
Coca-Cola Co/The 1.45% 6/1/2027 (c)	6,650,000	6,264,323
Coca-Cola Co/The 1.65% 6/1/2030	6,660,000	5,778,216
Coca-Cola Co/The 2.5% 3/15/2051	4,833,000	2,958,678
Coca-Cola Co/The 2.5% 6/1/2040	6,660,000	4,840,930
Coca-Cola Co/The 2.6% 6/1/2050	6,660,000	4,191,715
Coca-Cola Co/The 2.75% 6/1/2060	6,660,000	4,069,196
Coca-Cola Co/The 5% 5/13/2034 (c)	6,760,000	6,899,425
Coca-Cola Co/The 5.2% 1/14/2055	5,290,000	5,200,996
Constellation Brands Inc 3.5% 5/9/2027	7,944,000	7,773,861
Constellation Brands Inc 3.7% 12/6/2026	5,997,000	5,916,694
Constellation Brands Inc 4.75% 5/9/2032 (c)	5,000,000	4,901,404
Constellation Brands Inc 5.25% 11/15/2048	5,751,000	5,367,458
Keurig Dr Pepper Inc 2.25% 3/15/2031 (c)	2,000,000	1,739,441
Keurig Dr Pepper Inc 3.2% 5/1/2030 (c)	2,000,000	1,856,259
Keurig Dr Pepper Inc 3.8% 5/1/2050	2,513,000	1,917,736
Keurig Dr Pepper Inc 4.05% 4/15/2032 (c)	11,200,000	10,679,242
Keurig Dr Pepper Inc 4.417% 5/25/2025 (c)	10,000,000	9,986,290
Molson Coors Beverage Co 3% 7/15/2026 (c)	13,822,000	13,545,639
Molson Coors Beverage Co 4.2% 7/15/2046	10,509,000	8,673,085
PepsiCo Inc 1.4% 2/25/2031	12,450,000	10,406,591
PepsiCo Inc 1.625% 5/1/2030	34,299,000	29,785,450
PepsiCo Inc 2.375% 10/6/2026	5,362,000	5,209,085
PepsiCo Inc 3% 10/15/2027	14,466,000	14,044,394
PepsiCo Inc 3.6% 8/13/2042	2,383,000	1,933,889
PepsiCo Inc 3.875% 3/19/2060	4,833,000	3,749,702
PepsiCo Inc 4.25% 10/22/2044	4,766,000	4,172,397
PepsiCo Inc 4.45% 4/14/2046 (c)	4,607,000	4,135,864
PepsiCo Inc 5% 2/7/2035	4,770,000	4,804,908
		198,912,629
Consumer Staples Distribution & Retail - 0.3%
Costco Wholesale Corp 1.375% 6/20/2027	13,997,000	13,126,785
Costco Wholesale Corp 1.6% 4/20/2030	2,000,000	1,743,211
Costco Wholesale Corp 1.75% 4/20/2032	2,000,000	1,667,148
Dollar General Corp 5% 11/1/2032 (c)	9,230,000	9,060,383
Dollar Tree Inc 4% 5/15/2025	6,356,000	6,340,207
Dollar Tree Inc 4.2% 5/15/2028 (c)	8,178,000	8,044,050
Kroger Co/The 1.7% 1/15/2031	5,315,000	4,480,512
Kroger Co/The 2.65% 10/15/2026	2,264,000	2,197,901
Kroger Co/The 3.5% 2/1/2026	3,177,000	3,145,765
Kroger Co/The 3.95% 1/15/2050	2,900,000	2,259,960
Kroger Co/The 5% 9/15/2034 (c)	4,540,000	4,477,884
Kroger Co/The 5.15% 8/1/2043	2,165,000	2,046,892
Kroger Co/The 5.4% 1/15/2049 (c)	5,171,000	5,031,964
Kroger Co/The 5.5% 9/15/2054	4,670,000	4,537,095
Kroger Co/The 5.65% 9/15/2064	2,660,000	2,585,286
Sysco Corp 3.3% 2/15/2050	11,213,000	7,773,833
Sysco Corp 3.3% 7/15/2026	2,606,000	2,565,958
Sysco Corp 3.75% 10/1/2025	4,528,000	4,505,267
Sysco Corp 6.6% 4/1/2040	7,830,000	8,704,503
Target Corp 3.9% 11/15/2047 (c)	11,736,000	9,478,565
Target Corp 4% 7/1/2042	5,561,000	4,802,145
Target Corp 4.4% 1/15/2033 (c)	8,300,000	8,085,013
Walmart Inc 2.95% 9/24/2049	5,027,000	3,481,932
Walmart Inc 3.7% 6/26/2028 (c)	9,771,000	9,647,833
Walmart Inc 3.9% 4/15/2028 (c)	7,300,000	7,255,443
Walmart Inc 4.05% 6/29/2048	14,433,000	12,235,610
Walmart Inc 4.1% 4/15/2033 (c)	7,300,000	7,095,769
Walmart Inc 4.3% 4/22/2044	4,766,000	4,301,124
Walmart Inc 5.625% 4/1/2040	1,589,000	1,705,981
Walmart Inc 5.625% 4/15/2041	3,654,000	3,918,812
Walmart Inc 6.5% 8/15/2037	6,573,000	7,615,927
		173,918,758
Food Products - 0.3%
Archer-Daniels-Midland Co 4.5% 8/15/2033 (c)	16,900,000	16,363,840
Bunge Ltd Fin Corp 2.75% 5/14/2031	2,000,000	1,776,542
Bunge Ltd Fin Corp 4.2% 9/17/2029	3,260,000	3,201,254
Bunge Ltd Fin Corp 4.65% 9/17/2034 (c)	2,540,000	2,455,648
Conagra Brands Inc 4.85% 11/1/2028 (c)	10,827,000	10,833,978
Conagra Brands Inc 5.3% 11/1/2038	3,936,000	3,787,312
Conagra Brands Inc 5.4% 11/1/2048 (c)	7,130,000	6,638,029
General Mills Inc 2.875% 4/15/2030 (c)	5,778,000	5,286,236
General Mills Inc 3% 2/1/2051	4,854,000	3,199,418
General Mills Inc 4.2% 4/17/2028	13,662,000	13,526,830
General Mills Inc 4.875% 1/30/2030	2,540,000	2,550,113
Kellanova 3.25% 4/1/2026	2,955,000	2,917,806
Kellanova 4.3% 5/15/2028	4,766,000	4,740,378
Kraft Heinz Foods Co 3.875% 5/15/2027	28,999,000	28,600,622
Kraft Heinz Foods Co 4.375% 6/1/2046	14,500,000	12,063,741
Kraft Heinz Foods Co 5% 6/4/2042	9,800,000	9,084,680
Kraft Heinz Foods Co 5% 7/15/2035	1,000,000	988,026
Kraft Heinz Foods Co 6.875% 1/26/2039	2,000,000	2,249,735
The Campbell's Company 4.8% 3/15/2048	11,120,000	9,928,965
Tyson Foods Inc 4% 3/1/2026	5,854,000	5,821,614
Tyson Foods Inc 4.35% 3/1/2029	7,149,000	7,048,406
Tyson Foods Inc 5.1% 9/28/2048	7,408,000	6,815,338
		159,878,511
Household Products - 0.1%
Colgate-Palmolive Co 3.1% 8/15/2025	2,000,000	1,987,127
Colgate-Palmolive Co 3.25% 8/15/2032 (c)	2,000,000	1,837,257
Kimberly-Clark Corp 1.05% 9/15/2027	16,774,000	15,456,524
Kimberly-Clark Corp 3.1% 3/26/2030 (c)	3,346,000	3,140,440
Kimberly-Clark Corp 3.2% 7/30/2046	1,986,000	1,454,170
Kimberly-Clark Corp 3.95% 11/1/2028 (c)	6,766,000	6,671,053
Kimberly-Clark Corp 6.625% 8/1/2037 (c)	1,200,000	1,390,478
Procter & Gamble Co/The 1% 4/23/2026	9,135,000	8,818,168
Procter & Gamble Co/The 1.95% 4/23/2031 (c)	14,500,000	12,692,304
Procter & Gamble Co/The 2.3% 2/1/2032 (c)	2,000,000	1,757,281
Procter & Gamble Co/The 2.85% 8/11/2027	3,575,000	3,465,760
Procter & Gamble Co/The 3% 3/25/2030	9,868,000	9,288,171
Procter & Gamble Co/The 5.55% 3/5/2037	2,000,000	2,148,483
		70,107,216
Personal Care Products - 0.0%
Estee Lauder Cos Inc/The 1.95% 3/15/2031 (c)	13,533,000	11,508,760
Kenvue Inc 4.9% 3/22/2033 (c)	6,173,000	6,195,901
Kenvue Inc 5.05% 3/22/2028	5,583,000	5,688,441
Kenvue Inc 5.05% 3/22/2053	6,173,000	5,929,962
		29,323,064
Tobacco - 0.2%
Altria Group Inc 3.4% 2/4/2041	10,000,000	7,445,890
Altria Group Inc 3.875% 9/16/2046	7,944,000	5,924,406
Altria Group Inc 4.25% 8/9/2042	7,768,000	6,326,881
Altria Group Inc 4.8% 2/14/2029	10,541,000	10,571,636
Altria Group Inc 5.8% 2/14/2039	7,428,000	7,536,495
Altria Group Inc 5.95% 2/14/2049 (c)	8,261,000	8,313,471
Philip Morris International Inc 2.75% 2/25/2026	2,979,000	2,929,304
Philip Morris International Inc 3.875% 8/21/2042	3,833,000	3,138,111
Philip Morris International Inc 4.125% 3/4/2043	7,944,000	6,678,923
Philip Morris International Inc 4.625% 11/1/2029	5,360,000	5,367,862
Philip Morris International Inc 4.875% 11/15/2043	4,766,000	4,406,396
Philip Morris International Inc 4.875% 2/15/2028	6,100,000	6,176,857
Philip Morris International Inc 4.9% 11/1/2034 (c)	5,660,000	5,576,815
Philip Morris International Inc 5.125% 11/17/2027	8,330,000	8,464,262
Philip Morris International Inc 5.375% 2/15/2033	6,430,000	6,580,402
Philip Morris International Inc 5.75% 11/17/2032	5,880,000	6,167,234
Philip Morris International Inc 6.375% 5/16/2038 (c)	1,152,000	1,274,720
		102,879,665
TOTAL CONSUMER STAPLES		735,019,843

Energy - 1.4%
Energy Equipment & Services - 0.0%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.08% 12/15/2047	19,106,000	15,615,167
Baker Hughes Holdings LLC 5.125% 9/15/2040	1,589,000	1,565,025
Halliburton Co 2.92% 3/1/2030 (c)	7,656,000	7,041,897
Halliburton Co 3.8% 11/15/2025	203,000	201,808
Halliburton Co 5% 11/15/2045 (c)	5,989,000	5,482,961
Halliburton Co 7.45% 9/15/2039	1,192,000	1,422,211
		31,329,069
Oil, Gas & Consumable Fuels - 1.4%
Boardwalk Pipelines LP 3.4% 2/15/2031	2,000,000	1,822,749
BP Capital Markets PLC 3.279% 9/19/2027	10,121,000	9,841,342
Cheniere Energy Partners LP 5.75% 8/15/2034	11,150,000	11,413,249
Chevron Corp 1.554% 5/11/2025	5,916,000	5,882,408
Chevron Corp 1.995% 5/11/2027	4,949,000	4,720,063
Chevron Corp 2.236% 5/11/2030	5,916,000	5,292,548
Chevron Corp 2.954% 5/16/2026	8,737,000	8,600,528
Chevron Corp 2.978% 5/11/2040	4,949,000	3,873,469
Chevron Corp 3.078% 5/11/2050	5,916,000	4,076,074
Chevron USA Inc 4.2% 10/15/2049	3,480,000	2,883,921
Chevron USA Inc 4.95% 8/15/2047	10,963,000	10,421,074
Columbia Pipeline Group Inc 4.5% 6/1/2025	2,641,000	2,637,234
ConocoPhillips 6.5% 2/1/2039	5,981,000	6,694,857
ConocoPhillips Co 4.7% 1/15/2030 (c)	5,480,000	5,511,529
ConocoPhillips Co 5% 1/15/2035	6,290,000	6,254,832
ConocoPhillips Co 5.05% 9/15/2033	9,450,000	9,523,440
ConocoPhillips Co 5.5% 1/15/2055 (c)	3,140,000	3,077,581
ConocoPhillips Co 5.55% 3/15/2054	9,450,000	9,337,463
ConocoPhillips Co 5.95% 3/15/2046	4,766,000	4,996,922
DCP Midstream Operating LP 3.25% 2/15/2032	1,000,000	874,582
DCP Midstream Operating LP 8.125% 8/16/2030 (c)	2,000,000	2,295,774
Devon Energy Corp 5% 6/15/2045	13,220,000	11,431,918
Devon Energy Corp 5.6% 7/15/2041 (c)	2,283,000	2,168,001
Diamondback Energy Inc 5.9% 4/18/2064	7,900,000	7,647,651
Diamondback Energy Inc 6.25% 3/15/2033 (c)	11,200,000	11,867,014
Eastern Gas Transmission & Storage Inc 3.9% 11/15/2049	9,666,000	7,258,190
Energy Transfer LP 3.75% 5/15/2030	13,291,000	12,568,887
Energy Transfer LP 3.9% 7/15/2026	5,974,000	5,913,615
Energy Transfer LP 4.95% 6/15/2028	7,490,000	7,543,008
Energy Transfer LP 5% 5/15/2050	14,074,000	12,274,492
Energy Transfer LP 5.15% 3/15/2045	6,356,000	5,714,152
Energy Transfer LP 5.2% 4/1/2030 (f)	6,700,000	6,770,618
Energy Transfer LP 5.3% 4/1/2044	4,607,000	4,255,692
Energy Transfer LP 5.4% 10/1/2047	4,369,000	4,037,869
Energy Transfer LP 5.7% 4/1/2035 (f)	5,000,000	5,086,436
Energy Transfer LP 5.8% 6/15/2038	6,960,000	7,058,815
Energy Transfer LP 6% 6/15/2048	15,589,000	15,497,858
Energy Transfer LP 6.25% 4/15/2049 (c)	2,315,000	2,369,488
Enterprise Products Operating LLC 3.3% 2/15/2053	3,026,000	2,073,582
Enterprise Products Operating LLC 3.7% 2/15/2026 (c)	1,405,000	1,394,120
Enterprise Products Operating LLC 3.95% 2/15/2027 (c)	20,557,000	20,405,825
Enterprise Products Operating LLC 4.2% 1/31/2050	4,727,000	3,854,212
Enterprise Products Operating LLC 4.25% 2/15/2048	15,839,000	13,144,146
Enterprise Products Operating LLC 4.8% 2/1/2049	5,834,000	5,214,778
Enterprise Products Operating LLC 4.85% 3/15/2044 (c)	3,972,000	3,649,274
Enterprise Products Operating LLC 4.85% 8/15/2042	1,986,000	1,840,147
Enterprise Products Operating LLC 4.9% 5/15/2046 (c)	3,400,000	3,109,698
Enterprise Products Operating LLC 4.95% 2/15/2035	2,230,000	2,213,286
Enterprise Products Operating LLC 5.35% 1/31/2033	7,800,000	8,004,177
Enterprise Products Operating LLC 5.55% 2/16/2055	2,230,000	2,212,184
Enterprise Products Operating LLC 5.7% 2/15/2042	1,589,000	1,629,189
Enterprise Products Operating LLC 7.55% 4/15/2038	1,589,000	1,904,071
EOG Resources Inc 4.15% 1/15/2026	4,448,000	4,435,507
EOG Resources Inc 5.65% 12/1/2054 (c)	3,760,000	3,792,104
Eqt Corp 5.7% 4/1/2028	6,471,000	6,644,758
Exxon Mobil Corp 3.043% 3/1/2026	6,618,000	6,533,912
Exxon Mobil Corp 3.452% 4/15/2051	3,316,000	2,413,149
Exxon Mobil Corp 3.482% 3/19/2030	19,333,000	18,533,127
Exxon Mobil Corp 3.567% 3/6/2045	5,282,000	4,089,507
Exxon Mobil Corp 4.227% 3/19/2040	20,900,000	18,771,041
Hess Corp 5.6% 2/15/2041 (c)	2,701,000	2,735,349
Hess Corp 5.8% 4/1/2047	3,383,000	3,490,323
Hess Corp 6% 1/15/2040	2,000,000	2,140,798
Hess Corp 7.875% 10/1/2029	3,300,000	3,714,064
Kinder Morgan Energy Partners LP 4.7% 11/1/2042	3,019,000	2,627,742
Kinder Morgan Energy Partners LP 5% 3/1/2043 (c)	795,000	718,435
Kinder Morgan Energy Partners LP 5.5% 3/1/2044	5,558,000	5,310,055
Kinder Morgan Energy Partners LP 5.625% 9/1/2041	795,000	771,899
Kinder Morgan Energy Partners LP 6.55% 9/15/2040	2,383,000	2,549,535
Kinder Morgan Inc 4.3% 3/1/2028	7,919,000	7,855,414
Kinder Morgan Inc 4.8% 2/1/2033	2,000,000	1,938,060
Kinder Morgan Inc 5.2% 3/1/2048 (c)	6,974,000	6,348,136
Kinder Morgan Inc 5.2% 6/1/2033	5,970,000	5,933,080
Kinder Morgan Inc 5.3% 12/1/2034	6,792,000	6,743,183
Kinder Morgan Inc 5.55% 6/1/2045	12,933,000	12,406,095
Marathon Petroleum Corp 4.5% 4/1/2048	4,630,000	3,737,654
Marathon Petroleum Corp 4.7% 5/1/2025	17,399,000	17,393,642
Marathon Petroleum Corp 5.15% 3/1/2030	5,260,000	5,291,164
Marathon Petroleum Corp 5.7% 3/1/2035	5,480,000	5,516,026
Marathon Petroleum Corp 6.5% 3/1/2041	795,000	845,739
MPLX LP 4.125% 3/1/2027	7,506,000	7,433,928
MPLX LP 4.7% 4/15/2048	15,489,000	12,968,739
MPLX LP 4.8% 2/15/2029	7,300,000	7,302,897
MPLX LP 5.2% 3/1/2047	4,861,000	4,368,063
MPLX LP 5.5% 2/15/2049	6,892,000	6,468,655
Occidental Petroleum Corp 6.6% 3/15/2046 (c)	19,100,000	19,796,100
ONEOK Inc 3.1% 3/15/2030	2,000,000	1,843,214
ONEOK Inc 3.4% 9/1/2029	1,300,000	1,226,377
ONEOK Inc 4.25% 9/15/2046	4,369,000	3,467,117
ONEOK Inc 4.25% 9/24/2027	1,000,000	990,352
ONEOK Inc 4.35% 3/15/2029	2,000,000	1,971,341
ONEOK Inc 4.45% 9/1/2049	4,640,000	3,750,816
ONEOK Inc 4.5% 3/15/2050	1,100,000	892,466
ONEOK Inc 4.75% 10/15/2031	3,460,000	3,403,872
ONEOK Inc 4.95% 7/13/2047	4,647,000	4,066,134
ONEOK Inc 5% 3/1/2026	2,383,000	2,389,216
ONEOK Inc 5.05% 11/1/2034	2,470,000	2,409,478
ONEOK Inc 5.2% 7/15/2048	2,399,000	2,180,367
ONEOK Inc 5.65% 11/1/2028 (c)	3,550,000	3,656,988
ONEOK Inc 5.7% 11/1/2054	2,470,000	2,378,732
ONEOK Inc 5.85% 11/1/2064 (c)	2,800,000	2,691,263
ONEOK Inc 6.1% 11/15/2032	8,780,000	9,266,709
ONEOK Inc 6.625% 9/1/2053 (c)	6,710,000	7,225,307
Ovintiv Inc 6.5% 2/1/2038	7,055,000	7,375,087
Phillips 66 3.85% 4/9/2025 (c)	2,000,000	1,998,002
Phillips 66 3.9% 3/15/2028	2,000,000	1,958,469
Phillips 66 4.65% 11/15/2034	2,000,000	1,904,741
Phillips 66 4.875% 11/15/2044 (c)	795,000	699,661
Phillips 66 5.875% 5/1/2042	7,547,000	7,653,355
Phillips 66 Co 4.95% 3/15/2035 (c)	7,530,000	7,283,117
Phillips 66 Co 5.5% 3/15/2055	4,340,000	4,048,911
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	1,000,000	945,387
Plains All American Pipeline LP / PAA Finance Corp 4.65% 10/15/2025	9,730,000	9,717,702
Plains All American Pipeline LP / PAA Finance Corp 4.9% 2/15/2045	1,509,000	1,324,924
Plains All American Pipeline LP / PAA Finance Corp 6.65% 1/15/2037	4,220,000	4,552,667
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	15,000,000	14,779,011
Schlumberger Investment SA 5% 6/1/2034	3,600,000	3,600,248
Shell Finance US Inc 2.375% 11/7/2029 (c)	26,293,000	24,035,313
Shell Finance US Inc 4% 5/10/2046	3,177,000	2,587,839
Shell Finance US Inc 4.375% 5/11/2045	10,565,000	9,148,135
Shell International Finance BV 3.125% 11/7/2049	11,116,000	7,600,234
Shell International Finance BV 3.25% 5/11/2025	11,249,000	11,220,651
Shell International Finance BV 3.875% 11/13/2028	6,766,000	6,651,293
Shell International Finance BV 6.375% 12/15/2038	5,337,000	5,993,846
Spectra Energy Partners LP 3.375% 10/15/2026	12,956,000	12,718,071
Targa Resources Corp 4.95% 4/15/2052	6,000,000	5,144,175
Targa Resources Corp 6.125% 3/15/2033	9,100,000	9,537,579
Targa Resources Corp 6.125% 5/15/2055	3,640,000	3,686,513
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4% 1/15/2032	2,000,000	1,850,360
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.875% 2/1/2031	2,000,000	1,963,436
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5% 1/15/2028	1,300,000	1,301,099
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5.5% 3/1/2030	2,000,000	2,023,417
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	4,640,000	4,300,414
Transcontinental Gas Pipe Line Co LLC 3.95% 5/15/2050	4,640,000	3,596,674
Transcontinental Gas Pipe Line Co LLC 4.45% 8/1/2042	6,157,000	5,296,032
Transcontinental Gas Pipe Line Co LLC 4.6% 3/15/2048	3,177,000	2,747,568
Valero Energy Corp 2.85% 4/15/2025	13,126,000	13,086,566
Valero Energy Corp 4% 4/1/2029	7,408,000	7,198,278
Valero Energy Corp 4% 6/1/2052	5,100,000	3,809,764
Valero Energy Corp 6.625% 6/15/2037 (c)	7,605,000	8,244,671
Western Gas Partners LP 4.05% 2/1/2030 (e)	10,100,000	9,621,703
Western Gas Partners LP 5.45% 11/15/2034	12,000,000	11,866,293
Williams Cos Inc/The 3.75% 6/15/2027	18,557,000	18,202,214
Williams Cos Inc/The 4.85% 3/1/2048	6,697,000	5,882,596
Williams Cos Inc/The 5.4% 3/2/2026	3,600,000	3,627,040
Williams Cos Inc/The 5.65% 3/15/2033	2,610,000	2,687,974
Williams Cos Inc/The 5.75% 6/24/2044 (c)	1,509,000	1,514,244
		870,556,935
TOTAL ENERGY		901,886,004

Financials - 6.4%
Banks - 2.7%
Bank of America Corp 1.658% 3/11/2027 (b)	15,408,000	14,960,771
Bank of America Corp 1.734% 7/22/2027 (b)	19,987,000	19,225,395
Bank of America Corp 2.087% 6/14/2029 (b)	4,543,000	4,189,260
Bank of America Corp 2.299% 7/21/2032 (b)	7,772,000	6,639,560
Bank of America Corp 2.482% 9/21/2036 (b)	7,000,000	5,841,053
Bank of America Corp 2.651% 3/11/2032 (b)	14,674,000	12,928,466
Bank of America Corp 2.676% 6/19/2041 (b)	18,560,000	13,329,735
Bank of America Corp 2.687% 4/22/2032 (b)	7,115,000	6,260,300
Bank of America Corp 2.831% 10/24/2051 (b)	7,984,000	5,112,163
Bank of America Corp 2.972% 7/21/2052 (b)	7,772,000	5,146,413
Bank of America Corp 3.194% 7/23/2030 (b)	38,178,000	35,738,103
Bank of America Corp 3.248% 10/21/2027	2,979,000	2,891,454
Bank of America Corp 3.311% 4/22/2042 (b)	15,200,000	11,730,975
Bank of America Corp 3.419% 12/20/2028 (b)	24,064,000	23,243,805
Bank of America Corp 3.593% 7/21/2028 (b)	8,818,000	8,593,420
Bank of America Corp 3.705% 4/24/2028 (b)	6,991,000	6,849,821
Bank of America Corp 3.824% 1/20/2028 (b)	17,200,000	16,956,595
Bank of America Corp 3.846% 3/8/2037 (b)(c)	4,603,000	4,156,678
Bank of America Corp 3.97% 3/5/2029 (b)(c)	17,399,000	17,060,573
Bank of America Corp 3.974% 2/7/2030 (b)	11,231,000	10,905,180
Bank of America Corp 4.083% 3/20/2051 (b)	5,027,000	4,064,455
Bank of America Corp 4.183% 11/25/2027	12,307,000	12,184,111
Bank of America Corp 4.244% 4/24/2038 (b)(c)	2,000,000	1,818,744
Bank of America Corp 4.25% 10/22/2026 (c)	3,177,000	3,162,724
Bank of America Corp 4.271% 7/23/2029 (b)	14,306,000	14,104,157
Bank of America Corp 4.33% 3/15/2050 (b)	10,398,000	8,814,148
Bank of America Corp 4.443% 1/20/2048 (b)	12,114,000	10,486,914
Bank of America Corp 4.45% 3/3/2026	10,327,000	10,315,948
Bank of America Corp 4.948% 7/22/2028 (b)	5,000,000	5,033,975
Bank of America Corp 5% 1/21/2044	4,265,000	4,092,744
Bank of America Corp 5.015% 7/22/2033 (b)	8,900,000	8,882,220
Bank of America Corp 5.08% 1/20/2027 (b)	22,900,000	22,995,959
Bank of America Corp 5.288% 4/25/2034 (b)	6,160,000	6,209,864
Bank of America Corp 5.425% 8/15/2035 (b)	3,410,000	3,367,139
Bank of America Corp 5.511% 1/24/2036 (b)	19,750,000	20,181,071
Bank of America Corp 5.518% 10/25/2035 (b)	2,100,000	2,078,506
Bank of America Corp 5.744% 2/12/2036 (b)	12,060,000	12,140,507
Bank of America Corp 5.872% 9/15/2034 (b)	1,240,000	1,298,162
Bank of America Corp 5.875% 2/7/2042	2,610,000	2,784,009
Bank of America Corp 6.11% 1/29/2037	6,621,000	6,936,662
Bank of America Corp 6.204% 11/10/2028 (b)	7,700,000	7,990,945
Bank of America Corp 7.75% 5/14/2038	3,317,000	3,965,134
Citigroup Inc 1.122% 1/28/2027 (b)	14,113,000	13,671,132
Citigroup Inc 2.561% 5/1/2032 (b)(c)	11,986,000	10,401,407
Citigroup Inc 2.904% 11/3/2042 (b)	9,400,000	6,746,624
Citigroup Inc 3.106% 4/8/2026 (b)	24,746,000	24,703,265
Citigroup Inc 3.52% 10/27/2028 (b)	18,312,000	17,766,297
Citigroup Inc 3.668% 7/24/2028 (b)	32,410,000	31,643,845
Citigroup Inc 3.7% 1/12/2026 (c)	10,841,000	10,761,072
Citigroup Inc 3.785% 3/17/2033 (b)	7,100,000	6,522,488
Citigroup Inc 3.887% 1/10/2028 (b)	3,575,000	3,528,261
Citigroup Inc 3.98% 3/20/2030 (b)	28,276,000	27,344,750
Citigroup Inc 4.125% 7/25/2028	17,365,000	17,076,433
Citigroup Inc 4.4% 6/10/2025	3,177,000	3,173,453
Citigroup Inc 4.412% 3/31/2031 (b)	7,733,000	7,538,105
Citigroup Inc 4.45% 9/29/2027	28,129,000	27,950,904
Citigroup Inc 4.6% 3/9/2026	4,766,000	4,766,411
Citigroup Inc 4.65% 7/23/2048	11,261,000	9,899,067
Citigroup Inc 4.75% 5/18/2046	9,151,000	8,048,395
Citigroup Inc 5.3% 5/6/2044 (c)	1,589,000	1,518,781
Citigroup Inc 5.316% 3/26/2041 (b)	3,000,000	2,952,243
Citigroup Inc 5.411% 9/19/2039 (b)(c)	11,220,000	10,860,421
Citigroup Inc 5.449% 6/11/2035 (b)(c)	12,600,000	12,786,010
Citigroup Inc 5.5% 9/13/2025	3,972,000	3,987,246
Citigroup Inc 5.875% 1/30/2042 (c)	4,328,000	4,514,679
Citigroup Inc 8.125% 7/15/2039	6,356,000	7,962,801
Citizens Financial Group Inc 2.638% 9/30/2032	3,302,000	2,743,925
Citizens Financial Group Inc 5.253% 3/5/2031 (b)	3,180,000	3,207,148
Citizens Financial Group Inc 5.718% 7/23/2032 (b)	5,800,000	5,929,278
Comerica Inc 3.8% 7/22/2026	2,899,000	2,856,227
Fifth Third Bancorp 2.55% 5/5/2027	11,793,000	11,297,297
Fifth Third Bancorp 4.772% 7/28/2030 (b)	6,100,000	6,071,603
Fifth Third Bancorp 8.25% 3/1/2038	3,651,000	4,487,374
Huntington Bancshares Inc/OH 2.487% 8/15/2036 (b)	1,850,000	1,535,675
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (b)	3,100,000	3,082,465
Huntington Bancshares Inc/OH 5.272% 1/15/2031 (b)	10,000,000	10,131,334
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (b)	7,490,000	7,812,706
Huntington National Bank/The 4.552% 5/17/2028 (b)	10,000,000	9,974,416
JPMorgan Chase & Co 1.47% 9/22/2027 (b)	23,779,000	22,687,871
JPMorgan Chase & Co 1.953% 2/4/2032 (b)	12,760,000	10,844,261
JPMorgan Chase & Co 2.083% 4/22/2026 (b)	29,270,000	29,159,883
JPMorgan Chase & Co 2.522% 4/22/2031 (b)	9,521,000	8,535,751
JPMorgan Chase & Co 2.545% 11/8/2032 (b)	18,588,000	16,079,548
JPMorgan Chase & Co 2.95% 10/1/2026 (c)	20,041,000	19,624,323
JPMorgan Chase & Co 2.956% 5/13/2031 (b)	9,908,000	9,005,696
JPMorgan Chase & Co 3.109% 4/22/2051 (b)	11,841,000	8,067,945
JPMorgan Chase & Co 3.3% 4/1/2026	7,149,000	7,072,698
JPMorgan Chase & Co 3.509% 1/23/2029 (b)	25,133,000	24,393,773
JPMorgan Chase & Co 3.54% 5/1/2028 (b)	13,504,000	13,206,954
JPMorgan Chase & Co 3.882% 7/24/2038 (b)	13,575,000	11,844,233
JPMorgan Chase & Co 3.9% 7/15/2025	17,158,000	17,115,216
JPMorgan Chase & Co 3.96% 1/29/2027 (b)(c)	9,666,000	9,618,310
JPMorgan Chase & Co 3.964% 11/15/2048 (b)	7,466,000	6,004,342
JPMorgan Chase & Co 4.005% 4/23/2029 (b)	16,311,000	16,015,777
JPMorgan Chase & Co 4.125% 12/15/2026	4,667,000	4,644,823
JPMorgan Chase & Co 4.203% 7/23/2029 (b)(c)	34,701,000	34,153,307
JPMorgan Chase & Co 4.452% 12/5/2029 (b)	9,705,000	9,638,268
JPMorgan Chase & Co 4.586% 4/26/2033 (b)(c)	9,454,000	9,227,014
JPMorgan Chase & Co 4.603% 10/22/2030 (b)(c)	14,550,000	14,436,326
JPMorgan Chase & Co 4.85% 2/1/2044	3,972,000	3,739,118
JPMorgan Chase & Co 4.912% 7/25/2033 (b)	20,900,000	20,824,125
JPMorgan Chase & Co 4.946% 10/22/2035 (b)	9,883,000	9,717,629
JPMorgan Chase & Co 4.95% 6/1/2045	7,581,000	7,069,987
JPMorgan Chase & Co 4.995% 7/22/2030 (b)	6,050,000	6,102,386
JPMorgan Chase & Co 5.012% 1/23/2030 (b)	12,500,000	12,634,556
JPMorgan Chase & Co 5.294% 7/22/2035 (b)	5,350,000	5,398,972
JPMorgan Chase & Co 5.336% 1/23/2035 (b)	15,000,000	15,215,616
JPMorgan Chase & Co 5.35% 6/1/2034 (b)	8,400,000	8,553,011
JPMorgan Chase & Co 5.5% 10/15/2040	4,528,000	4,628,934
JPMorgan Chase & Co 5.502% 1/24/2036 (b)	7,500,000	7,695,282
JPMorgan Chase & Co 5.6% 7/15/2041	1,192,000	1,228,935
JPMorgan Chase & Co 5.625% 8/16/2043	3,972,000	4,033,933
JPMorgan Chase & Co 6.4% 5/15/2038	10,000,000	11,162,811
KeyBank NA/Cleveland OH 3.4% 5/20/2026	4,289,000	4,222,071
KeyCorp 4.789% 6/1/2033 (b)	7,300,000	7,037,045
KeyCorp 5.08% 4/4/2031 (b)	3,830,000	3,848,996
M&T Bank Corp 5.053% 1/27/2034 (b)	5,000,000	4,894,060
PNC Financial Services Group Inc/The 1.15% 8/13/2026	10,008,000	9,560,331
PNC Financial Services Group Inc/The 2.6% 7/23/2026 (c)	19,333,000	18,850,750
PNC Financial Services Group Inc/The 4.626% 6/6/2033 (b)(c)	5,000,000	4,793,997
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (b)	14,050,000	13,932,614
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (b)	3,520,000	3,582,214
PNC Financial Services Group Inc/The 5.354% 12/2/2028 (b)	11,710,000	11,932,396
PNC Financial Services Group Inc/The 5.575% 1/29/2036 (b)	2,100,000	2,150,727
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (b)	9,650,000	9,916,669
PNC Financial Services Group Inc/The 5.676% 1/22/2035 (b)	4,700,000	4,847,162
PNC Financial Services Group Inc/The 5.939% 8/18/2034 (b)	10,750,000	11,278,214
Regions Financial Corp 5.502% 9/6/2035 (b)(c)	4,200,000	4,188,941
Santander Holdings USA Inc 2.49% 1/6/2028 (b)(c)	2,000,000	1,913,963
Santander Holdings USA Inc 4.4% 7/13/2027	4,600,000	4,564,682
Santander Holdings USA Inc 6.342% 5/31/2035 (b)(c)	5,250,000	5,457,899
Santander Holdings USA Inc 6.565% 6/12/2029 (b)	2,900,000	3,031,659
Truist Financial Corp 1.267% 3/2/2027 (b)	26,042,000	25,199,400
Truist Financial Corp 4.916% 7/28/2033 (b)	4,850,000	4,682,204
Truist Financial Corp 5.122% 1/26/2034 (b)	7,900,000	7,818,595
Truist Financial Corp 5.153% 8/5/2032 (b)	3,000,000	3,016,414
Truist Financial Corp 5.711% 1/24/2035 (b)	4,420,000	4,545,832
Truist Financial Corp 5.867% 6/8/2034 (b)(c)	3,770,000	3,915,141
US Bancorp 1.375% 7/22/2030	9,666,000	8,144,454
US Bancorp 2.677% 1/27/2033 (b)	6,900,000	5,949,426
US Bancorp 3% 7/30/2029 (c)	8,603,000	8,004,892
US Bancorp 3.1% 4/27/2026	7,149,000	7,039,716
US Bancorp 4.839% 2/1/2034 (b)	12,000,000	11,693,454
US Bancorp 5.046% 2/12/2031 (b)	4,820,000	4,855,448
US Bancorp 5.1% 7/23/2030 (b)	4,100,000	4,144,990
US Bancorp 5.424% 2/12/2036 (b)	4,250,000	4,301,072
US Bancorp 5.775% 6/12/2029 (b)	8,900,000	9,180,366
Wells Fargo & Co 2.188% 4/30/2026 (b)	23,344,000	23,249,535
Wells Fargo & Co 2.572% 2/11/2031 (b)	18,666,000	16,791,442
Wells Fargo & Co 3% 10/23/2026	16,149,000	15,772,077
Wells Fargo & Co 3.068% 4/30/2041 (b)	14,113,000	10,688,761
Wells Fargo & Co 3.35% 3/2/2033 (b)	4,543,000	4,081,069
Wells Fargo & Co 3.526% 3/24/2028 (b)	5,000,000	4,889,218
Wells Fargo & Co 3.55% 9/29/2025	3,368,000	3,350,627
Wells Fargo & Co 3.584% 5/22/2028 (b)	8,313,000	8,115,324
Wells Fargo & Co 3.9% 5/1/2045	3,781,000	3,036,129
Wells Fargo & Co 4.1% 6/3/2026	2,562,000	2,546,205
Wells Fargo & Co 4.4% 6/14/2046	5,672,000	4,729,494
Wells Fargo & Co 4.54% 8/15/2026 (b)	10,000,000	9,992,317
Wells Fargo & Co 4.75% 12/7/2046	12,709,000	11,059,266
Wells Fargo & Co 4.897% 7/25/2033 (b)	19,800,000	19,527,878
Wells Fargo & Co 4.9% 11/17/2045	7,663,000	6,880,726
Wells Fargo & Co 5.013% 4/4/2051 (b)	4,814,000	4,445,853
Wells Fargo & Co 5.198% 1/23/2030 (b)(c)	8,500,000	8,620,324
Wells Fargo & Co 5.244% 1/24/2031 (b)	10,000,000	10,163,803
Wells Fargo & Co 5.375% 11/2/2043	5,336,000	5,150,541
Wells Fargo & Co 5.389% 4/24/2034 (b)	25,070,000	25,365,241
Wells Fargo & Co 5.499% 1/23/2035 (b)	9,000,000	9,147,749
Wells Fargo & Co 5.557% 7/25/2034 (b)	9,000,000	9,182,053
Wells Fargo & Co 5.574% 7/25/2029 (b)	12,000,000	12,304,352
Wells Fargo & Co 5.606% 1/15/2044	9,040,000	8,920,491
		1,649,809,239
Capital Markets - 1.7%
Affiliated Managers Group Inc 3.5% 8/1/2025	3,774,000	3,753,346
Ameriprise Financial Inc 5.15% 5/15/2033	2,900,000	2,929,383
Apollo Debt Solutions BDC 6.55% 3/15/2032 (c)(d)	5,950,000	6,130,137
Ares Capital Corp 2.15% 7/15/2026	20,441,000	19,719,383
Ares Capital Corp 3.25% 7/15/2025 (c)	5,027,000	4,993,977
Ares Capital Corp 5.95% 7/15/2029	7,200,000	7,367,090
Ares Strategic Income Fund 5.6% 2/15/2030 (d)	7,760,000	7,743,615
Ares Strategic Income Fund 6.2% 3/21/2032 (d)	2,600,000	2,628,671
Bank of New York Mellon Corp/The 1.8% 7/28/2031	16,619,000	14,106,708
Bank of New York Mellon Corp/The 2.8% 5/4/2026	4,472,000	4,395,688
Bank of New York Mellon Corp/The 4.414% 7/24/2026 (b)	17,300,000	17,283,345
Bank of New York Mellon Corp/The 4.543% 2/1/2029 (b)	7,200,000	7,214,975
Bank of New York Mellon Corp/The 4.942% 2/11/2031 (b)	5,220,000	5,276,060
Bank of New York Mellon Corp/The 4.975% 3/14/2030 (b)(c)	9,000,000	9,137,757
Bank of New York Mellon Corp/The 5.188% 3/14/2035 (b)(c)	9,740,000	9,851,375
BlackRock Funding Inc 4.6% 7/26/2027	4,530,000	4,562,381
BlackRock Funding Inc 5.35% 1/8/2055 (c)	5,390,000	5,350,332
Blackrock Inc 2.1% 2/25/2032	11,503,000	9,710,603
Blackstone Private Credit Fund 4.7% 3/24/2025	16,881,000	16,872,538
Blackstone Private Credit Fund 5.25% 4/1/2030 (d)	2,590,000	2,556,925
Blackstone Private Credit Fund 5.95% 7/16/2029	7,400,000	7,529,968
Blackstone Private Credit Fund 6% 1/29/2032	2,260,000	2,256,594
Blackstone Private Credit Fund 6% 11/22/2034 (d)	2,100,000	2,070,811
Blackstone Secured Lending Fund 5.35% 4/13/2028	5,340,000	5,350,303
Blue Owl Capital Corp 2.875% 6/11/2028	6,800,000	6,272,257
Blue Owl Capital Corp 5.95% 3/15/2029	2,850,000	2,885,582
Charles Schwab Corp/The 2% 3/20/2028 (c)	16,771,000	15,615,405
Charles Schwab Corp/The 2.45% 3/3/2027	19,333,000	18,608,963
Charles Schwab Corp/The 2.9% 3/3/2032	7,200,000	6,342,838
Charles Schwab Corp/The 6.136% 8/24/2034 (b)	4,350,000	4,652,111
CME Group Inc 2.65% 3/15/2032	2,803,000	2,464,032
CME Group Inc 5.3% 9/15/2043	4,930,000	5,034,433
Franklin Resources Inc 1.6% 10/30/2030 (c)	2,000,000	1,690,531
Franklin Resources Inc 2.85% 3/30/2025	3,019,000	3,014,246
GE Capital Funding LLC 4.4% 5/15/2030	5,000,000	4,864,392
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (b)	33,156,000	32,255,546
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (b)	22,445,000	19,251,278
Goldman Sachs Group Inc/The 2.6% 2/7/2030 (c)	9,666,000	8,741,437
Goldman Sachs Group Inc/The 2.615% 4/22/2032 (b)	24,562,000	21,452,301
Goldman Sachs Group Inc/The 2.65% 10/21/2032 (b)	12,566,000	10,867,550
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (b)(c)	5,000,000	4,411,234
Goldman Sachs Group Inc/The 3.436% 2/24/2043 (b)	5,063,000	3,917,432
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (b)	14,113,000	13,812,685
Goldman Sachs Group Inc/The 3.75% 2/25/2026	4,622,000	4,589,660
Goldman Sachs Group Inc/The 3.85% 1/26/2027 (c)	24,021,000	23,746,851
Goldman Sachs Group Inc/The 4.017% 10/31/2038 (b)	1,000,000	872,122
Goldman Sachs Group Inc/The 4.25% 10/21/2025	3,972,000	3,958,480
Goldman Sachs Group Inc/The 4.411% 4/23/2039 (b)	5,770,000	5,228,981
Goldman Sachs Group Inc/The 4.75% 10/21/2045 (c)	12,534,000	11,353,830
Goldman Sachs Group Inc/The 5.049% 7/23/2030 (b)	18,500,000	18,628,167
Goldman Sachs Group Inc/The 5.207% 1/28/2031 (b)(c)	5,550,000	5,617,945
Goldman Sachs Group Inc/The 5.33% 7/23/2035 (b)	13,150,000	13,157,359
Goldman Sachs Group Inc/The 5.536% 1/28/2036 (b)	6,950,000	7,072,547
Goldman Sachs Group Inc/The 5.561% 11/19/2045 (b)	9,800,000	9,724,691
Goldman Sachs Group Inc/The 5.734% 1/28/2056 (b)	7,150,000	7,285,518
Goldman Sachs Group Inc/The 5.95% 1/15/2027 (c)	11,915,000	12,222,756
Goldman Sachs Group Inc/The 6.25% 2/1/2041	5,900,000	6,341,386
Goldman Sachs Group Inc/The 6.75% 10/1/2037	20,049,000	21,954,283
Golub Capital BDC Inc 6% 7/15/2029	2,550,000	2,594,904
HPS Corporate Lending Fund 6.25% 9/30/2029	4,100,000	4,218,607
Intercontinental Exchange Inc 1.85% 9/15/2032	8,990,000	7,242,209
Intercontinental Exchange Inc 2.65% 9/15/2040	10,990,000	7,939,902
Intercontinental Exchange Inc 3.75% 12/1/2025	4,567,000	4,542,816
Intercontinental Exchange Inc 3.75% 9/21/2028 (c)	7,411,000	7,215,913
Intercontinental Exchange Inc 4% 9/15/2027	11,200,000	11,069,009
Intercontinental Exchange Inc 4.25% 9/21/2048	8,390,000	7,094,668
Intercontinental Exchange Inc 4.6% 3/15/2033	4,600,000	4,484,480
Jefferies Financial Group Inc 2.625% 10/15/2031	1,933,000	1,656,633
Jefferies Financial Group Inc 4.15% 1/23/2030	11,213,000	10,786,177
Jefferies Financial Group Inc 6.2% 4/14/2034 (c)	4,750,000	4,945,996
LPL Holdings Inc 5.65% 3/15/2035	3,400,000	3,414,515
Moody's Corp 2% 8/19/2031 (c)	1,400,000	1,189,820
Moody's Corp 3.25% 1/15/2028	12,663,000	12,283,461
Moody's Corp 3.75% 3/24/2025	1,000,000	999,115
Moody's Corp 4.25% 8/8/2032	1,000,000	962,083
Moody's Corp 4.875% 12/17/2048	8,233,000	7,580,039
Morgan Stanley 1.512% 7/20/2027 (b)	7,810,000	7,486,958
Morgan Stanley 1.593% 5/4/2027 (b)	11,397,000	11,004,099
Morgan Stanley 2.188% 4/28/2026 (b)	19,478,000	19,402,024
Morgan Stanley 2.239% 7/21/2032 (b)	21,895,000	18,635,791
Morgan Stanley 2.475% 1/21/2028 (b)	2,000,000	1,923,079
Morgan Stanley 2.484% 9/16/2036 (b)(c)	1,600,000	1,330,797
Morgan Stanley 2.511% 10/20/2032 (b)	3,963,000	3,409,023
Morgan Stanley 3.125% 7/27/2026	4,448,000	4,367,704
Morgan Stanley 3.217% 4/22/2042 (b)	14,442,000	10,998,925
Morgan Stanley 3.591% 7/22/2028 (b)	47,701,000	46,398,591
Morgan Stanley 3.772% 1/24/2029 (b)	9,753,000	9,519,856
Morgan Stanley 3.875% 1/27/2026	6,171,000	6,137,347
Morgan Stanley 3.95% 4/23/2027 (c)	27,155,000	26,822,927
Morgan Stanley 3.971% 7/22/2038 (b)	18,965,000	16,546,670
Morgan Stanley 4.3% 1/27/2045	1,589,000	1,362,377
Morgan Stanley 4.375% 1/22/2047	8,818,000	7,574,969
Morgan Stanley 4.457% 4/22/2039 (b)(c)	6,005,000	5,577,720
Morgan Stanley 4.654% 10/18/2030 (b)	15,300,000	15,155,618
Morgan Stanley 5.042% 7/19/2030 (b)	8,300,000	8,366,365
Morgan Stanley 5.123% 2/1/2029 (b)(c)	14,400,000	14,585,827
Morgan Stanley 5.297% 4/20/2037 (b)	7,300,000	7,227,260
Morgan Stanley 5.32% 7/19/2035 (b)	8,400,000	8,432,469
Morgan Stanley 5.587% 1/18/2036 (b)	24,850,000	25,469,068
Morgan Stanley 5.597% 3/24/2051 (b)(c)	10,295,000	10,411,252
Morgan Stanley 5.948% 1/19/2038 (b)	8,870,000	9,077,774
Morgan Stanley 6.296% 10/18/2028 (b)(c)	24,000,000	24,945,588
Morgan Stanley 6.375% 7/24/2042	2,303,000	2,550,679
Morgan Stanley 7.25% 4/1/2032	795,000	909,479
Nasdaq Inc 2.5% 12/21/2040	2,000,000	1,379,530
Nasdaq Inc 5.35% 6/28/2028	4,280,000	4,384,508
Nasdaq Inc 5.55% 2/15/2034	3,920,000	4,062,445
Nasdaq Inc 5.95% 8/15/2053 (c)	1,232,000	1,282,125
Nasdaq Inc 6.1% 6/28/2063	4,600,000	4,797,401
Northern Trust Corp 1.95% 5/1/2030	17,158,000	15,120,490
S&P Global Inc 2.9% 3/1/2032 (c)	34,219,000	30,425,358
S&P Global Inc 2.95% 1/22/2027	4,833,000	4,704,089
State Street Corp 1.684% 11/18/2027 (b)	15,869,000	15,153,267
State Street Corp 2.65% 5/19/2026 (c)	5,997,000	5,891,420
State Street Corp 4.729% 2/28/2030	7,000,000	7,027,651
State Street Corp 4.821% 1/26/2034 (b)	5,200,000	5,145,986
State Street Corp 5.146% 2/28/2036 (b)	7,000,000	7,026,463
		1,048,952,110
Consumer Finance - 0.6%
Ally Financial Inc 2.2% 11/2/2028	11,270,000	10,239,243
Ally Financial Inc 5.8% 5/1/2025	14,790,000	14,799,431
Ally Financial Inc 6.184% 7/26/2035 (b)	6,930,000	7,007,472
Ally Financial Inc 6.848% 1/3/2030 (b)	2,900,000	3,047,998
Ally Financial Inc 6.992% 6/13/2029 (b)	2,870,000	3,020,416
Ally Financial Inc 8% 11/1/2031	2,000,000	2,261,351
American Express Co 3.95% 8/1/2025	18,100,000	18,052,621
American Express Co 4.05% 12/3/2042	5,541,000	4,756,165
American Express Co 5.282% 7/27/2029 (b)	12,000,000	12,269,441
American Express Co 5.284% 7/26/2035 (b)	10,480,000	10,562,505
American Express Co 5.442% 1/30/2036 (b)	4,700,000	4,786,637
Capital One Financial Corp 2.359% 7/29/2032 (b)	3,300,000	2,742,500
Capital One Financial Corp 3.75% 3/9/2027	28,095,000	27,609,167
Capital One Financial Corp 3.75% 7/28/2026	7,746,000	7,649,897
Capital One Financial Corp 3.8% 1/31/2028 (c)	10,327,000	10,097,867
Capital One Financial Corp 5.247% 7/26/2030 (b)	5,600,000	5,670,037
Capital One Financial Corp 5.817% 2/1/2034 (b)	3,450,000	3,529,343
Capital One Financial Corp 5.884% 7/26/2035 (b)(c)	3,450,000	3,540,296
Capital One Financial Corp 6.051% 2/1/2035 (b)(c)	6,850,000	7,124,763
Capital One Financial Corp 6.377% 6/8/2034 (b)	3,470,000	3,682,587
Discover Financial Services 4.5% 1/30/2026	14,948,000	14,929,222
Ford Motor Credit Co LLC 5.85% 5/17/2027	9,000,000	9,070,729
Ford Motor Credit Co LLC 6.125% 3/8/2034 (c)	5,000,000	4,880,980
Ford Motor Credit Co LLC 6.5% 2/7/2035	3,750,000	3,749,654
Ford Motor Credit Co LLC 6.798% 11/7/2028	10,510,000	10,911,181
Ford Motor Credit Co LLC 6.8% 5/12/2028	23,835,000	24,616,126
Ford Motor Credit Co LLC 7.122% 11/7/2033	9,590,000	9,969,499
GE Capital International Funding Co Unlimited Co 3.373% 11/15/2025	22,877,000	22,648,019
John Deere Capital Corp 2.65% 6/10/2026	3,972,000	3,895,558
John Deere Capital Corp 2.8% 9/8/2027	5,561,000	5,366,254
John Deere Capital Corp 3.45% 3/7/2029	15,887,000	15,336,387
John Deere Capital Corp 5.05% 6/12/2034	6,740,000	6,842,457
Synchrony Financial 3.7% 8/4/2026	3,752,000	3,691,643
Synchrony Financial 5.15% 3/19/2029	21,635,000	21,563,904
Toyota Motor Credit Corp 1.15% 8/13/2027	16,723,000	15,521,220
Toyota Motor Credit Corp 1.9% 1/13/2027	8,796,000	8,421,659
Toyota Motor Credit Corp 3% 4/1/2025	2,000,000	1,997,337
Toyota Motor Credit Corp 3.05% 3/22/2027	11,570,000	11,282,028
Toyota Motor Credit Corp 4.45% 6/29/2029	2,000,000	1,998,203
Toyota Motor Credit Corp 4.55% 8/9/2029 (c)	17,190,000	17,202,231
Toyota Motor Credit Corp 4.6% 10/10/2031 (c)	4,270,000	4,231,324
		380,575,352
Financial Services - 0.7%
Aon Corp / Aon Global Holdings PLC 2.6% 12/2/2031	15,853,000	13,809,233
Berkshire Hathaway Inc 3.125% 3/15/2026	9,135,000	9,030,662
Berkshire Hathaway Inc 4.5% 2/11/2043	1,589,000	1,492,308
Blue Owl Credit Income Corp 5.8% 3/15/2030 (d)	6,935,000	6,915,096
Blue Owl Credit Income Corp 6.6% 9/15/2029 (d)	6,921,000	7,113,248
BP Capital Markets America Inc 2.721% 1/12/2032 (c)	28,999,000	25,419,874
BP Capital Markets America Inc 3% 2/24/2050	11,116,000	7,340,635
BP Capital Markets America Inc 3.017% 1/16/2027	7,547,000	7,364,326
BP Capital Markets America Inc 3.06% 6/17/2041	6,766,000	5,053,105
BP Capital Markets America Inc 4.812% 2/13/2033	5,950,000	5,873,461
BP Capital Markets America Inc 5.017% 11/17/2027	4,820,000	4,894,519
BP Capital Markets America Inc 5.227% 11/17/2034 (c)	7,410,000	7,477,429
Corebridge Financial Inc 3.9% 4/5/2032 (c)	4,549,000	4,227,637
Corebridge Financial Inc 4.35% 4/5/2042	4,800,000	4,125,105
Corebridge Financial Inc 6.875% 12/15/2052 (b)	5,300,000	5,448,844
CRH SMW Finance DAC 5.125% 1/9/2030	5,700,000	5,783,342
DH Europe Finance II Sarl 2.6% 11/15/2029	7,675,000	7,047,381
DH Europe Finance II Sarl 3.4% 11/15/2049	8,313,000	6,078,457
Equitable Holdings Inc 4.35% 4/20/2028	6,519,000	6,449,236
Equitable Holdings Inc 5% 4/20/2048 (c)	2,000,000	1,845,192
Equitable Holdings Inc 5.594% 1/11/2033	2,700,000	2,780,440
Fidelity National Information Services Inc 1.15% 3/1/2026	16,937,000	16,369,255
Fidelity National Information Services Inc 2.25% 3/1/2031	16,065,000	13,907,812
Fiserv Inc 3.5% 7/1/2029	8,797,000	8,352,025
Fiserv Inc 4.4% 7/1/2049	14,614,000	12,275,007
Global Payments Inc 1.2% 3/1/2026	23,465,000	22,652,571
Global Payments Inc 2.15% 1/15/2027	10,000,000	9,547,575
Global Payments Inc 2.9% 5/15/2030	2,000,000	1,811,740
Global Payments Inc 4.45% 6/1/2028	2,000,000	1,983,779
Global Payments Inc 5.95% 8/15/2052 (c)	5,500,000	5,492,825
Golub Capital Private Credit Fund 5.875% 5/1/2030 (d)	3,010,000	3,010,421
Jackson Financial Inc 5.17% 6/8/2027 (c)	9,500,000	9,597,357
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	8,000,000	6,874,134
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033	19,650,000	19,973,871
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 6.75% 3/15/2034	8,400,000	9,107,574
Mastercard Inc 3.3% 3/26/2027	5,744,000	5,638,340
Mastercard Inc 3.35% 3/26/2030 (c)	7,992,000	7,574,309
Mastercard Inc 3.8% 11/21/2046	3,019,000	2,464,458
Mastercard Inc 3.85% 3/26/2050	14,152,000	11,385,339
National Rural Utilities Cooperative Finance Corp 4.15% 12/15/2032	14,810,000	14,123,383
National Rural Utilities Cooperative Finance Corp 5.8% 1/15/2033	5,500,000	5,781,408
PayPal Holdings Inc 1.65% 6/1/2025	10,855,000	10,776,665
PayPal Holdings Inc 2.3% 6/1/2030	12,566,000	11,209,329
PayPal Holdings Inc 4.4% 6/1/2032	10,000,000	9,765,329
Sixth Street Lending Partners 6.5% 3/11/2029	3,790,000	3,908,586
Visa Inc 1.1% 2/15/2031 (c)	16,240,000	13,488,509
Visa Inc 1.9% 4/15/2027	11,387,000	10,866,307
Visa Inc 2.05% 4/15/2030	16,761,000	14,947,714
Visa Inc 2.7% 4/15/2040	9,473,000	7,144,542
Visa Inc 2.75% 9/15/2027	9,468,000	9,126,606
Visa Inc 3.15% 12/14/2025	9,257,000	9,165,403
Visa Inc 4.3% 12/14/2045	5,275,000	4,659,545
Voya Financial Inc 3.65% 6/15/2026	12,542,000	12,393,190
Voya Financial Inc 5.7% 7/15/2043	2,979,000	2,942,952
		453,887,390
Insurance - 0.7%
AFLAC Inc 3.6% 4/1/2030 (c)	4,833,000	4,609,964
AFLAC Inc 4% 10/15/2046	3,003,000	2,437,795
Allstate Corp/The 3.28% 12/15/2026	3,750,000	3,672,246
Allstate Corp/The 4.2% 12/15/2046	6,005,000	4,952,193
American International Group Inc 3.875% 1/15/2035	2,145,000	1,952,510
American International Group Inc 4.2% 4/1/2028	14,734,000	14,542,469
American International Group Inc 4.375% 6/30/2050	4,543,000	3,873,418
American International Group Inc 4.5% 7/16/2044	7,050,000	6,235,329
American International Group Inc 4.75% 4/1/2048 (c)	7,808,000	7,053,910
Aon Corp 3.75% 5/2/2029	1,800,000	1,738,691
Aon Global Ltd 4.6% 6/14/2044	1,271,000	1,117,117
Aon Global Ltd 4.75% 5/15/2045	4,671,000	4,176,385
Aon North America Inc 5.45% 3/1/2034	5,950,000	6,086,476
Aon North America Inc 5.75% 3/1/2054	3,200,000	3,240,880
Arthur J Gallagher & Co 3.5% 5/20/2051	1,200,000	860,452
Arthur J Gallagher & Co 4.85% 12/15/2029	4,910,000	4,929,826
Arthur J Gallagher & Co 5.15% 2/15/2035	5,450,000	5,424,448
Arthur J Gallagher & Co 5.55% 2/15/2055	3,949,000	3,880,322
Arthur J Gallagher & Co 5.75% 3/2/2053 (c)	4,060,000	4,100,420
Assurant Inc 4.9% 3/27/2028 (c)	3,900,000	3,923,080
Athene Holding Ltd 3.5% 1/15/2031 (c)	5,413,000	5,019,681
Athene Holding Ltd 3.95% 5/25/2051	2,000,000	1,482,011
Athene Holding Ltd 4.125% 1/12/2028	2,000,000	1,972,918
Athene Holding Ltd 6.625% 10/15/2054 (b)(c)	2,940,000	2,945,036
Baylor Scott & White Holdings 2.839% 11/15/2050	14,016,000	9,277,970
Baylor Scott & White Holdings 3.967% 11/15/2046	1,986,000	1,669,363
Berkshire Hathaway Fin Corp 1.45% 10/15/2030	7,588,000	6,509,638
Berkshire Hathaway Fin Corp 2.85% 10/15/2050	10,633,000	6,937,856
Berkshire Hathaway Fin Corp 2.875% 3/15/2032 (c)	2,000,000	1,802,181
Berkshire Hathaway Fin Corp 4.2% 8/15/2048	9,429,000	7,952,843
Berkshire Hathaway Fin Corp 5.75% 1/15/2040 (c)	11,222,000	12,132,662
Brighthouse Financial Inc 3.85% 12/22/2051	7,600,000	5,120,079
Brown & Brown Inc 4.2% 3/17/2032	6,283,000	5,929,165
Chubb Corp/The 6.5% 5/15/2038 (c)	2,788,000	3,144,391
Chubb INA Holdings LLC 1.375% 9/15/2030	21,411,000	18,166,126
Chubb INA Holdings LLC 3.35% 5/3/2026	7,152,000	7,067,447
Chubb INA Holdings LLC 4.35% 11/3/2045 (c)	3,177,000	2,772,173
Chubb INA Holdings LLC 5% 3/15/2034 (c)	3,100,000	3,112,010
CNA Financial Corp 5.5% 6/15/2033	3,100,000	3,169,696
First American Financial Corp 5.45% 9/30/2034	3,050,000	3,023,909
Hartford Insurance Group Inc/The 2.8% 8/19/2029 (c)	5,649,000	5,243,089
Hartford Insurance Group Inc/The 3.6% 8/19/2049	6,760,000	5,110,940
Hartford Insurance Group Inc/The 4.4% 3/15/2048	7,713,000	6,641,003
Lincoln National Corp 3.625% 12/12/2026 (c)	4,766,000	4,688,179
Lincoln National Corp 4.35% 3/1/2048	2,417,000	1,954,372
Lincoln National Corp 4.375% 6/15/2050 (c)	4,833,000	3,937,600
Markel Group Inc 3.35% 9/17/2029	4,833,000	4,572,471
Markel Group Inc 3.5% 11/1/2027	4,000,000	3,903,883
Markel Group Inc 6% 5/16/2054 (c)	5,200,000	5,390,892
Marsh & McLennan Cos Inc 4.2% 3/1/2048	3,868,000	3,240,002
Marsh & McLennan Cos Inc 4.35% 1/30/2047	2,224,000	1,922,751
Marsh & McLennan Cos Inc 4.375% 3/15/2029 (c)	6,116,000	6,077,929
Marsh & McLennan Cos Inc 4.65% 3/15/2030	4,930,000	4,921,040
Marsh & McLennan Cos Inc 4.85% 11/15/2031	5,430,000	5,446,815
Marsh & McLennan Cos Inc 4.9% 3/15/2049	7,388,000	6,819,733
Marsh & McLennan Cos Inc 5% 3/15/2035	5,500,000	5,474,316
Marsh & McLennan Cos Inc 5.35% 11/15/2044	4,170,000	4,147,208
Marsh & McLennan Cos Inc 5.4% 3/15/2055	5,520,000	5,440,909
MetLife Inc 3.6% 11/13/2025	9,666,000	9,610,605
MetLife Inc 4.125% 8/13/2042	6,959,000	5,989,372
MetLife Inc 4.55% 3/23/2030	8,990,000	8,983,149
MetLife Inc 4.6% 5/13/2046 (c)	3,589,000	3,208,547
MetLife Inc 4.721% 12/15/2044 (b)	3,972,000	3,603,475
MetLife Inc 5.375% 7/15/2033	5,845,000	6,028,286
MetLife Inc 5.875% 2/6/2041	2,059,000	2,168,619
MetLife Inc 6.375% 6/15/2034 (c)	2,000,000	2,203,082
Principal Financial Group Inc 4.3% 11/15/2046	6,356,000	5,451,325
Principal Financial Group Inc 5.375% 3/15/2033	1,200,000	1,227,509
Progressive Corp/The 2.45% 1/15/2027	3,765,000	3,639,963
Progressive Corp/The 2.5% 3/15/2027 (c)	7,346,000	7,097,168
Progressive Corp/The 3% 3/15/2032	13,862,000	12,399,842
Progressive Corp/The 4.2% 3/15/2048	4,398,000	3,710,869
Prudential Financial Inc 3.878% 3/27/2028	3,305,000	3,249,242
Prudential Financial Inc 3.905% 12/7/2047	437,000	345,767
Prudential Financial Inc 3.935% 12/7/2049	8,515,000	6,712,944
Prudential Financial Inc 4.35% 2/25/2050	9,924,000	8,429,277
Prudential Financial Inc 4.418% 3/27/2048	5,044,000	4,304,564
Prudential Financial Inc 5.125% 3/1/2052 (b)(c)	3,335,000	3,174,268
Prudential Financial Inc 5.7% 12/14/2036 (c)	302,000	318,470
Prudential Financial Inc 6% 9/1/2052 (b)	5,360,000	5,358,294
Prudential Financial Inc 6.75% 3/1/2053 (b)(c)	1,800,000	1,877,101
Selective Insurance Group Inc 5.9% 4/15/2035	982,000	1,003,034
The Travelers Companies, Inc. 4.1% 3/4/2049	4,833,000	3,979,495
The Travelers Companies, Inc. 4.3% 8/25/2045	1,159,000	1,001,034
The Travelers Companies, Inc. 5.45% 5/25/2053 (c)	2,300,000	2,318,814
The Travelers Companies, Inc. 6.25% 6/15/2037	6,633,000	7,296,682
The Travelers Companies, Inc. 6.75% 6/20/2036	4,500,000	5,105,919
Unum Group 6% 6/15/2054 (c)	4,580,000	4,706,010
Willis North America Inc 4.65% 6/15/2027	5,827,000	5,831,315
Willis North America Inc 5.35% 5/15/2033 (c)	6,000,000	6,073,331
		429,355,590
TOTAL FINANCIALS		3,962,579,681

Health Care - 2.7%
Biotechnology - 0.5%
AbbVie Inc 2.95% 11/21/2026	8,990,000	8,783,151
AbbVie Inc 3.2% 11/21/2029	15,370,000	14,475,995
AbbVie Inc 3.6% 5/14/2025	7,149,000	7,131,686
AbbVie Inc 3.8% 3/15/2025	7,006,000	7,003,184
AbbVie Inc 4.05% 11/21/2039	8,990,000	7,960,627
AbbVie Inc 4.25% 11/14/2028 (c)	6,585,000	6,564,422
AbbVie Inc 4.25% 11/21/2049	14,886,000	12,653,034
AbbVie Inc 4.3% 5/14/2036	4,972,000	4,681,630
AbbVie Inc 4.4% 11/6/2042	3,793,000	3,413,559
AbbVie Inc 4.45% 5/14/2046 (c)	5,561,000	4,935,139
AbbVie Inc 4.5% 5/14/2035	10,000,000	9,638,910
AbbVie Inc 4.55% 3/15/2035	5,282,000	5,116,404
AbbVie Inc 4.7% 5/14/2045	10,467,000	9,624,244
AbbVie Inc 4.75% 3/15/2045	5,028,000	4,666,589
AbbVie Inc 4.8% 3/15/2029	6,500,000	6,569,129
AbbVie Inc 4.875% 11/14/2048	4,630,000	4,333,675
AbbVie Inc 5.05% 3/15/2034	9,930,000	10,035,742
AbbVie Inc 5.4% 3/15/2054	6,500,000	6,542,683
Amgen Inc 1.65% 8/15/2028 (c)	15,418,000	14,041,738
Amgen Inc 2.3% 2/25/2031 (c)	16,400,000	14,293,799
Amgen Inc 2.6% 8/19/2026	8,340,000	8,125,867
Amgen Inc 2.8% 8/15/2041	15,756,000	11,424,020
Amgen Inc 3.125% 5/1/2025	1,589,000	1,584,927
Amgen Inc 3.35% 2/22/2032 (c)	5,640,000	5,135,989
Amgen Inc 3.375% 2/21/2050	8,893,000	6,414,020
Amgen Inc 4.4% 5/1/2045	7,888,000	6,786,046
Amgen Inc 4.663% 6/15/2051	9,908,000	8,665,215
Amgen Inc 4.875% 3/1/2053 (c)	8,280,000	7,412,784
Amgen Inc 5.15% 3/2/2028	12,880,000	13,093,540
Amgen Inc 5.25% 3/2/2033	8,730,000	8,864,813
Amgen Inc 5.6% 3/2/2043	10,000,000	10,073,334
Amgen Inc 5.65% 3/2/2053	11,643,000	11,674,186
Biogen Inc 2.25% 5/1/2030 (c)	1,600,000	1,411,149
Biogen Inc 4.05% 9/15/2025	10,000,000	9,953,915
Gilead Sciences Inc 1.65% 10/1/2030	11,928,000	10,174,692
Gilead Sciences Inc 2.8% 10/1/2050	11,832,000	7,610,352
Gilead Sciences Inc 3.65% 3/1/2026	4,909,000	4,870,525
Gilead Sciences Inc 4.15% 3/1/2047	9,882,000	8,259,345
Gilead Sciences Inc 4.75% 3/1/2046	8,737,000	8,002,154
Gilead Sciences Inc 4.8% 11/15/2029	4,900,000	4,946,854
Gilead Sciences Inc 5.5% 11/15/2054	4,500,000	4,562,884
Regeneron Pharmaceuticals Inc 1.75% 9/15/2030	2,000,000	1,703,847
		323,215,798
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories 3.75% 11/30/2026	5,539,000	5,499,488
Abbott Laboratories 4.75% 11/30/2036	3,575,000	3,549,497
Abbott Laboratories 4.9% 11/30/2046	8,261,000	7,972,865
Baxter International Inc 1.915% 2/1/2027	11,725,000	11,166,119
Baxter International Inc 2.539% 2/1/2032 (c)	12,914,000	11,089,288
Becton Dickinson & Co 2.823% 5/20/2030	6,989,000	6,368,055
Becton Dickinson & Co 3.7% 6/6/2027	22,048,000	21,676,421
Becton Dickinson & Co 4.685% 12/15/2044	8,630,000	7,692,465
Becton Dickinson & Co 5.081% 6/7/2029	6,000,000	6,101,412
Boston Scientific Corp 4% 3/1/2029	8,579,000	8,406,642
Boston Scientific Corp 4.7% 3/1/2049 (c)	13,845,000	12,671,979
GE HealthCare Technologies Inc 5.65% 11/15/2027	5,180,000	5,318,798
GE HealthCare Technologies Inc 5.905% 11/22/2032	10,170,000	10,780,747
Medtronic Inc 4.625% 3/15/2045	10,267,000	9,399,198
Solventum Corp 5.6% 3/23/2034	16,050,000	16,429,292
Stryker Corp 1.95% 6/15/2030	7,395,000	6,477,396
Stryker Corp 2.9% 6/15/2050	7,395,000	4,964,997
Stryker Corp 4.25% 9/11/2029	4,400,000	4,335,343
Stryker Corp 4.625% 9/11/2034 (c)	2,000,000	1,955,464
Zimmer Biomet Holdings Inc 3.55% 4/1/2025	9,040,000	9,030,255
Zimmer Biomet Holdings Inc 5.05% 2/19/2030	3,800,000	3,840,716
Zimmer Biomet Holdings Inc 5.5% 2/19/2035	4,000,000	4,097,748
		178,824,185
Health Care Providers & Services - 1.1%
Allina Health System 3.887% 4/15/2049	5,269,000	4,156,282
Banner Health 2.907% 1/1/2042	1,305,000	959,848
Banner Health 2.913% 1/1/2051	10,923,000	7,292,052
Baptist Healthcare System Obligated Group 3.54% 8/15/2050	10,657,000	7,791,233
Bon Secours Mercy Health Inc 2.095% 6/1/2031	7,302,000	6,245,270
Cardinal Health Inc 4.368% 6/15/2047	11,033,000	9,233,892
Cencora Inc 4.85% 12/15/2029	5,700,000	5,724,735
Cencora Inc 5.15% 2/15/2035	5,500,000	5,495,787
Centene Corp 2.5% 3/1/2031	2,000,000	1,689,116
Centene Corp 2.625% 8/1/2031	14,500,000	12,217,171
Centene Corp 3.375% 2/15/2030	16,200,000	14,659,271
Children's Hospital Medical Center/Cincinnati OH 4.268% 5/15/2044	2,637,000	2,363,110
Children's Hospital of Philadelphia/The 2.704% 7/1/2050	8,032,000	5,225,435
Cigna Group/The 4.125% 11/15/2025 (c)	7,829,000	7,802,946
Cigna Group/The 4.375% 10/15/2028	21,090,000	20,926,046
Cigna Group/The 4.5% 2/25/2026	9,262,000	9,255,343
Cigna Group/The 4.8% 7/15/2046	6,037,000	5,320,392
Cigna Group/The 4.8% 8/15/2038 (c)	18,723,000	17,595,994
Cigna Group/The 4.9% 12/15/2048	6,764,000	5,975,336
Cigna Group/The 6.125% 11/15/2041	2,383,000	2,489,667
CommonSpirit Health 3.91% 10/1/2050	12,300,000	9,432,758
CommonSpirit Health 4.35% 11/1/2042	1,589,000	1,371,789
CVS Health Corp 2.875% 6/1/2026	5,958,000	5,828,243
CVS Health Corp 3% 8/15/2026	13,153,000	12,856,753
CVS Health Corp 3.25% 8/15/2029	13,963,000	13,029,743
CVS Health Corp 3.875% 7/20/2025	3,701,000	3,684,805
CVS Health Corp 4.3% 3/25/2028	18,985,000	18,696,036
CVS Health Corp 4.875% 7/20/2035	2,462,000	2,327,314
CVS Health Corp 5% 1/30/2029	19,800,000	19,891,516
CVS Health Corp 5.05% 3/25/2048	21,765,000	18,874,280
CVS Health Corp 5.125% 7/20/2045	6,997,000	6,186,129
CVS Health Corp 5.3% 12/5/2043	3,489,000	3,186,765
CVS Health Corp 5.3% 6/1/2033 (c)	15,530,000	15,421,098
CVS Health Corp 5.625% 2/21/2053	3,100,000	2,891,171
CVS Health Corp 5.7% 6/1/2034 (c)	6,850,000	6,991,778
CVS Health Corp 6.05% 6/1/2054 (c)	6,650,000	6,564,427
Elevance Health Inc 2.55% 3/15/2031 (c)	1,100,000	969,279
Elevance Health Inc 3.125% 5/15/2050	6,766,000	4,473,479
Elevance Health Inc 3.65% 12/1/2027	27,589,000	27,003,274
Elevance Health Inc 4.1% 5/15/2032	9,100,000	8,622,823
Elevance Health Inc 4.375% 12/1/2047	8,311,000	6,905,338
Elevance Health Inc 4.55% 3/1/2048	3,741,000	3,177,478
Elevance Health Inc 4.625% 5/15/2042	2,065,000	1,834,176
Elevance Health Inc 4.65% 1/15/2043	1,589,000	1,416,208
Elevance Health Inc 4.75% 2/15/2030 (c)	1,000,000	1,003,219
Elevance Health Inc 4.75% 2/15/2033 (c)	10,000,000	9,804,047
Elevance Health Inc 5.2% 2/15/2035 (c)	1,000,000	1,000,775
Elevance Health Inc 5.7% 2/15/2055	7,340,000	7,224,975
Franciscan Missionaries of Our Lady Health System Inc 3.914% 7/1/2049	8,468,000	6,614,378
HCA Inc 3.625% 3/15/2032 (c)	2,000,000	1,810,236
HCA Inc 4.125% 6/15/2029	11,900,000	11,546,938
HCA Inc 4.375% 3/15/2042	10,000,000	8,397,554
HCA Inc 5.25% 3/1/2030	7,430,000	7,531,328
HCA Inc 5.25% 6/15/2049 (c)	18,865,000	16,938,218
HCA Inc 5.6% 4/1/2034 (c)	10,000,000	10,087,122
HCA Inc 5.75% 3/1/2035	7,500,000	7,635,149
HCA Inc 6.2% 3/1/2055	7,440,000	7,573,929
Humana Inc 1.35% 2/3/2027	10,039,000	9,422,702
Humana Inc 2.15% 2/3/2032	11,863,000	9,734,315
Humana Inc 3.125% 8/15/2029	6,457,000	6,016,430
Humana Inc 4.95% 10/1/2044	1,986,000	1,738,518
Humana Inc 5.95% 3/15/2034	10,850,000	11,176,828
Icon Investments Six DAC 5.849% 5/8/2029	3,056,000	3,155,481
Integris Baptist Medical Center Inc 3.875% 8/15/2050	9,083,000	6,803,729
Kaiser Foundation Hospitals 3.266% 11/1/2049	7,259,000	5,268,139
Kaiser Foundation Hospitals 4.15% 5/1/2047	5,204,000	4,426,781
Kaiser Foundation Hospitals 4.875% 4/1/2042	1,430,000	1,363,193
Mass General Brigham Inc 4.117% 7/1/2055	2,780,000	2,308,866
Memorial Sloan-Kettering Cancer Center 4.2% 7/1/2055	2,383,000	2,018,123
MyMichigan Health 3.409% 6/1/2050	3,730,000	2,671,106
New York and Presbyterian Hospital/The 4.024% 8/1/2045	2,780,000	2,375,521
New York and Presbyterian Hospital/The 4.063% 8/1/2056	2,089,000	1,725,080
Novant Health Inc 3.168% 11/1/2051	6,588,000	4,576,777
NYU Langone Hospitals 4.784% 7/1/2044	6,037,000	5,696,849
Orlando Health Obligated Grp 3.327% 10/1/2050	6,016,000	4,379,144
Piedmont Healthcare Inc 2.719% 1/1/2042	1,208,000	870,597
Providence St Joseph Health Obligated Group 2.7% 10/1/2051	2,136,000	1,295,764
Sabra Health Care LP 3.2% 12/1/2031	2,000,000	1,759,077
Sutter Health 3.361% 8/15/2050	14,596,000	10,727,991
Trinity Health Corp 2.632% 12/1/2040	3,512,000	2,620,723
UnitedHealth Group Inc 1.15% 5/15/2026	3,155,000	3,038,417
UnitedHealth Group Inc 1.25% 1/15/2026	6,254,000	6,088,008
UnitedHealth Group Inc 2% 5/15/2030	2,900,000	2,545,610
UnitedHealth Group Inc 2.3% 5/15/2031	2,662,000	2,314,569
UnitedHealth Group Inc 2.9% 5/15/2050	6,273,000	4,015,285
UnitedHealth Group Inc 3.05% 5/15/2041	16,300,000	12,105,823
UnitedHealth Group Inc 3.25% 5/15/2051	3,045,000	2,080,466
UnitedHealth Group Inc 3.375% 4/15/2027	4,289,000	4,204,999
UnitedHealth Group Inc 3.7% 8/15/2049	8,334,000	6,262,207
UnitedHealth Group Inc 3.75% 10/15/2047	7,594,000	5,813,189
UnitedHealth Group Inc 3.75% 7/15/2025	2,780,000	2,771,536
UnitedHealth Group Inc 3.85% 6/15/2028 (c)	9,222,000	9,055,167
UnitedHealth Group Inc 3.875% 12/15/2028 (c)	11,908,000	11,653,322
UnitedHealth Group Inc 3.875% 8/15/2059	9,958,000	7,237,607
UnitedHealth Group Inc 4.2% 1/15/2047	2,859,000	2,375,809
UnitedHealth Group Inc 4.375% 3/15/2042	9,373,000	8,242,616
UnitedHealth Group Inc 4.625% 7/15/2035	7,300,000	7,076,987
UnitedHealth Group Inc 4.75% 7/15/2045	1,327,000	1,203,011
UnitedHealth Group Inc 4.95% 5/15/2062	4,700,000	4,145,997
UnitedHealth Group Inc 5.15% 7/15/2034	7,200,000	7,251,281
UnitedHealth Group Inc 5.25% 2/15/2028	8,360,000	8,556,248
UnitedHealth Group Inc 5.35% 2/15/2033 (c)	7,610,000	7,779,840
UnitedHealth Group Inc 5.625% 7/15/2054	12,470,000	12,445,876
UnitedHealth Group Inc 5.8% 3/15/2036	1,000,000	1,057,725
UnitedHealth Group Inc 5.875% 2/15/2053	7,600,000	7,848,545
UnitedHealth Group Inc 6.625% 11/15/2037	2,000,000	2,253,669
UnitedHealth Group Inc 6.875% 2/15/2038	1,300,000	1,502,163
Universal Health Services Inc 2.65% 10/15/2030	4,000,000	3,498,821
West Virginia United Health System Obligated Group 3.129% 6/1/2050	4,940,000	3,268,854
		711,048,835
Life Sciences Tools & Services - 0.1%
Agilent Technologies Inc 4.2% 9/9/2027	3,810,000	3,788,373
Agilent Technologies Inc 4.75% 9/9/2034	3,550,000	3,457,932
Danaher Corp 4.375% 9/15/2045	1,883,000	1,653,557
Revvity Inc 2.25% 9/15/2031	5,519,000	4,655,687
Thermo Fisher Scientific Inc 2.6% 10/1/2029	12,965,000	11,963,001
Thermo Fisher Scientific Inc 5.086% 8/10/2033	2,820,000	2,864,685
Thermo Fisher Scientific Inc 5.3% 2/1/2044	4,622,000	4,589,521
		32,972,756
Pharmaceuticals - 0.7%
Bristol-Myers Squibb Co 3.2% 6/15/2026	2,128,000	2,099,810
Bristol-Myers Squibb Co 3.25% 8/1/2042	2,224,000	1,695,308
Bristol-Myers Squibb Co 3.4% 7/26/2029 (c)	4,508,000	4,312,899
Bristol-Myers Squibb Co 3.55% 3/15/2042	18,866,000	15,060,066
Bristol-Myers Squibb Co 4.125% 6/15/2039	3,769,000	3,361,895
Bristol-Myers Squibb Co 4.25% 10/26/2049	9,631,000	8,046,465
Bristol-Myers Squibb Co 4.35% 11/15/2047	5,317,000	4,542,236
Bristol-Myers Squibb Co 4.55% 2/20/2048	11,255,000	9,879,036
Bristol-Myers Squibb Co 4.9% 2/22/2029 (c)	7,530,000	7,645,503
Bristol-Myers Squibb Co 5.2% 2/22/2034	12,270,000	12,506,502
Bristol-Myers Squibb Co 5.55% 2/22/2054	8,543,000	8,579,703
Eli Lilly & Co 2.25% 5/15/2050	17,138,000	10,062,748
Eli Lilly & Co 4.2% 8/14/2029	6,460,000	6,414,151
Eli Lilly & Co 4.6% 8/14/2034	5,440,000	5,361,482
Eli Lilly & Co 4.75% 2/12/2030	3,250,000	3,292,431
Eli Lilly & Co 4.875% 2/27/2053	4,640,000	4,353,914
Eli Lilly & Co 4.95% 2/27/2063	3,300,000	3,079,987
Eli Lilly & Co 5.05% 8/14/2054	7,780,000	7,483,772
Eli Lilly & Co 5.1% 2/12/2035	3,000,000	3,066,355
Eli Lilly & Co 5.5% 2/12/2055 (c)	2,820,000	2,910,468
Eli Lilly & Co 5.6% 2/12/2065	3,000,000	3,106,562
Haleon US Capital LLC 3.375% 3/24/2027	14,422,000	14,106,642
Haleon US Capital LLC 3.625% 3/24/2032	14,451,000	13,310,832
Johnson & Johnson 0.55% 9/1/2025 (c)	6,409,000	6,289,181
Johnson & Johnson 2.1% 9/1/2040	7,409,000	5,134,073
Johnson & Johnson 2.45% 3/1/2026	4,440,000	4,365,780
Johnson & Johnson 2.45% 9/1/2060	7,409,000	4,179,182
Johnson & Johnson 3.4% 1/15/2038	7,411,000	6,379,624
Johnson & Johnson 3.5% 1/15/2048	4,766,000	3,725,052
Johnson & Johnson 3.625% 3/3/2037	3,177,000	2,835,724
Johnson & Johnson 4.375% 12/5/2033 (c)	2,600,000	2,576,778
Johnson & Johnson 4.5% 12/5/2043 (c)	5,262,000	4,958,290
Johnson & Johnson 4.5% 9/1/2040 (c)	1,800,000	1,732,183
Johnson & Johnson 4.85% 5/15/2041	3,383,000	3,349,851
Johnson & Johnson 4.9% 6/1/2031 (c)	5,000,000	5,118,953
Merck & Co Inc 2.35% 6/24/2040	10,000,000	7,071,773
Merck & Co Inc 2.45% 6/24/2050	4,418,000	2,674,449
Merck & Co Inc 3.6% 9/15/2042	1,589,000	1,281,392
Merck & Co Inc 3.7% 2/10/2045	5,084,000	4,078,641
Merck & Co Inc 3.9% 3/7/2039	11,666,000	10,207,656
Merck & Co Inc 4.05% 5/17/2028 (c)	7,500,000	7,474,601
Merck & Co Inc 4.5% 5/17/2033 (c)	11,325,000	11,139,347
Merck & Co Inc 5% 5/17/2053 (c)	11,000,000	10,407,677
Mylan Inc 5.2% 4/15/2048	2,383,000	1,987,120
Novartis Capital Corp 2.75% 8/14/2050	10,923,000	7,227,106
Novartis Capital Corp 3% 11/20/2025	8,317,000	8,238,511
Novartis Capital Corp 3.1% 5/17/2027 (c)	4,679,000	4,574,046
Novartis Capital Corp 3.7% 9/21/2042	2,244,000	1,874,403
Novartis Capital Corp 4% 11/20/2045	4,162,000	3,546,969
Pfizer Inc 2.55% 5/28/2040	7,297,000	5,249,167
Pfizer Inc 2.7% 5/28/2050	3,596,000	2,280,082
Pfizer Inc 3% 12/15/2026	5,321,000	5,206,819
Pfizer Inc 3.45% 3/15/2029	6,618,000	6,391,243
Pfizer Inc 3.9% 3/15/2039	5,004,000	4,372,583
Pfizer Inc 4% 12/15/2036 (c)	9,447,000	8,671,934
Pfizer Inc 4.1% 9/15/2038 (c)	2,000,000	1,801,220
Pfizer Inc 4.125% 12/15/2046	2,613,000	2,184,178
Pfizer Inc 4.2% 9/15/2048	6,196,000	5,212,123
Pfizer Inc 4.4% 5/15/2044	3,328,000	2,960,139
Pfizer Inc 7.2% 3/15/2039 (c)	4,289,000	5,123,035
Pfizer Investment Enterprises Pte Ltd 4.45% 5/19/2028	20,080,000	20,106,350
Pfizer Investment Enterprises Pte Ltd 4.65% 5/19/2030	9,923,000	9,963,401
Pfizer Investment Enterprises Pte Ltd 4.75% 5/19/2033	6,140,000	6,081,799
Pfizer Investment Enterprises Pte Ltd 5.11% 5/19/2043	10,390,000	10,037,140
Pfizer Investment Enterprises Pte Ltd 5.34% 5/19/2063	17,600,000	16,793,490
Royalty Pharma PLC 3.35% 9/2/2051	8,800,000	5,817,721
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/2026	710,000	697,880
Utah Acquisition Sub Inc 3.95% 6/15/2026	1,355,000	1,340,479
Utah Acquisition Sub Inc 5.25% 6/15/2046	2,622,000	2,205,785
Viatris Inc 2.7% 6/22/2030	12,760,000	11,268,163
Viatris Inc 4% 6/22/2050	8,750,000	6,022,047
Wyeth LLC 5.95% 4/1/2037	2,000,000	2,133,907
Zoetis Inc 3.95% 9/12/2047	1,589,000	1,288,583
Zoetis Inc 4.7% 2/1/2043	1,032,000	950,010
		430,866,407
TOTAL HEALTH CARE		1,676,927,981

Industrials - 1.5%
Aerospace & Defense - 0.4%
Boeing Co 2.5% 3/1/2025	3,654,000	3,654,000
Boeing Co 2.7% 2/1/2027	6,297,000	6,055,218
Boeing Co 2.95% 2/1/2030 (c)	8,056,000	7,307,669
Boeing Co 3.625% 3/1/2048	3,177,000	2,212,800
Boeing Co 3.65% 3/1/2047	2,192,000	1,548,449
Boeing Co 3.75% 2/1/2050	12,276,000	8,723,311
Boeing Co 5.15% 5/1/2030	9,666,000	9,677,467
Boeing Co 5.705% 5/1/2040	31,541,000	31,031,634
Boeing Co 5.805% 5/1/2050	14,268,000	13,762,587
Boeing Co 6.298% 5/1/2029	5,180,000	5,427,239
Boeing Co 6.528% 5/1/2034	5,200,000	5,570,498
Boeing Co 6.875% 3/15/2039	2,622,000	2,840,922
GE Aerospace 3.625% 5/1/2030	9,492,000	9,028,031
GE Aerospace 6.875% 1/10/2039	119,000	138,935
General Dynamics Corp 3.75% 5/15/2028	7,466,000	7,324,469
General Dynamics Corp 4.25% 4/1/2050	3,867,000	3,278,093
Huntington Ingalls Industries Inc 4.2% 5/1/2030	2,000,000	1,916,754
L3Harris Technologies Inc 2.9% 12/15/2029	1,000,000	920,123
L3Harris Technologies Inc 5.4% 7/31/2033	7,000,000	7,119,584
Lockheed Martin Corp 3.55% 1/15/2026	3,017,000	2,995,970
Lockheed Martin Corp 4.09% 9/15/2052	12,077,000	9,835,794
Lockheed Martin Corp 4.7% 12/15/2031 (c)	7,790,000	7,783,459
Lockheed Martin Corp 4.95% 10/15/2025 (c)	10,000,000	10,029,297
Lockheed Martin Corp 5.2% 2/15/2055	8,200,000	7,912,035
Lockheed Martin Corp 5.25% 1/15/2033	10,000,000	10,263,024
Lockheed Martin Corp 5.7% 11/15/2054	5,000,000	5,212,853
Northrop Grumman Corp 3.25% 1/15/2028	6,673,000	6,446,519
Northrop Grumman Corp 3.85% 4/15/2045	1,489,000	1,195,716
Northrop Grumman Corp 4.03% 10/15/2047	14,958,000	12,106,057
Northrop Grumman Corp 4.75% 6/1/2043	3,177,000	2,916,444
RTX Corp 1.9% 9/1/2031	9,570,000	7,997,071
RTX Corp 3.75% 11/1/2046	5,929,000	4,622,773
RTX Corp 4.05% 5/4/2047	1,851,000	1,500,561
RTX Corp 4.125% 11/16/2028	11,685,000	11,516,770
RTX Corp 4.35% 4/15/2047	5,243,000	4,445,026
RTX Corp 4.45% 11/16/2038	12,715,000	11,693,136
RTX Corp 4.5% 6/1/2042	5,863,000	5,215,196
RTX Corp 4.625% 11/16/2048	10,491,000	9,205,093
RTX Corp 4.875% 10/15/2040 (c)	795,000	752,533
RTX Corp 5.15% 2/27/2033	9,600,000	9,697,969
RTX Corp 5.4% 5/1/2035	1,800,000	1,844,150
RTX Corp 5.7% 4/15/2040 (c)	1,589,000	1,654,897
		274,380,126
Air Freight & Logistics - 0.1%
FedEx Corp 2.4% 5/15/2031	6,900,000	5,980,291
FedEx Corp 3.1% 8/5/2029	5,027,000	4,699,851
FedEx Corp 4.05% 2/15/2048	2,900,000	2,253,438
FedEx Corp 4.4% 1/15/2047	6,356,000	5,193,738
FedEx Corp 4.55% 4/1/2046	1,192,000	1,009,987
FedEx Corp 4.95% 10/17/2048	6,273,000	5,553,329
FedEx Corp 5.25% 5/15/2050	3,383,000	3,096,857
United Parcel Service Inc 2.4% 11/15/2026	5,958,000	5,776,920
United Parcel Service Inc 3.4% 11/15/2046	2,104,000	1,565,348
United Parcel Service Inc 3.625% 10/1/2042	1,100,000	884,340
United Parcel Service Inc 3.75% 11/15/2047	6,842,000	5,357,547
United Parcel Service Inc 4.25% 3/15/2049	3,190,000	2,680,818
United Parcel Service Inc 4.45% 4/1/2030 (c)	4,833,000	4,833,925
United Parcel Service Inc 5.5% 5/22/2054	3,600,000	3,614,257
United Parcel Service Inc 6.2% 1/15/2038	6,986,000	7,663,017
		60,163,663
Building Products - 0.1%
Carrier Global Corp 2.493% 2/15/2027	7,105,000	6,841,348
Carrier Global Corp 2.722% 2/15/2030	12,373,000	11,255,904
Carrier Global Corp 3.377% 4/5/2040	4,959,000	3,954,717
Carrier Global Corp 3.577% 4/5/2050	11,213,000	8,347,645
Johnson Controls International plc / Tyco Fire & Security Finance SCA 4.9% 12/1/2032	11,850,000	11,818,395
Masco Corp 2% 2/15/2031	7,383,000	6,317,296
Masco Corp 3.125% 2/15/2051	3,735,000	2,460,300
Owens Corning 3.95% 8/15/2029 (c)	5,413,000	5,245,026
Owens Corning 5.95% 6/15/2054 (c)	4,330,000	4,466,367
		60,706,998
Commercial Services & Supplies - 0.1%
Republic Services Inc 1.45% 2/15/2031	17,786,000	14,780,459
Republic Services Inc 2.9% 7/1/2026	3,352,000	3,290,428
Republic Services Inc 3.2% 3/15/2025	8,957,000	8,951,088
Republic Services Inc 3.95% 5/15/2028	8,340,000	8,211,125
Republic Services Inc 5.2% 11/15/2034 (c)	4,520,000	4,589,674
Waste Management Inc 4.15% 7/15/2049	10,186,000	8,577,833
Waste Management Inc 4.65% 3/15/2030 (c)	2,700,000	2,709,711
Waste Management Inc 4.95% 3/15/2035	2,700,000	2,702,287
Waste Management Inc 4.95% 7/3/2027 (c)	1,920,000	1,947,456
Waste Management Inc 4.95% 7/3/2031 (c)	1,860,000	1,890,978
Waste Management Inc 5.35% 10/15/2054	2,700,000	2,676,964
		60,328,003
Ground Transportation - 0.4%
Burlington Northern Santa Fe LLC 3% 4/1/2025	10,000,000	9,978,131
Burlington Northern Santa Fe LLC 3.05% 2/15/2051	3,499,000	2,381,205
Burlington Northern Santa Fe LLC 3.25% 6/15/2027 (c)	5,958,000	5,827,831
Burlington Northern Santa Fe LLC 3.55% 2/15/2050	4,833,000	3,636,664
Burlington Northern Santa Fe LLC 3.9% 8/1/2046	3,686,000	2,996,224
Burlington Northern Santa Fe LLC 4.05% 6/15/2048	13,373,000	11,051,490
Burlington Northern Santa Fe LLC 4.125% 6/15/2047	2,264,000	1,905,892
Burlington Northern Santa Fe LLC 4.15% 4/1/2045	1,350,000	1,149,425
Burlington Northern Santa Fe LLC 4.375% 9/1/2042	3,575,000	3,192,863
Burlington Northern Santa Fe LLC 4.45% 3/15/2043	2,000,000	1,796,426
Burlington Northern Santa Fe LLC 4.55% 9/1/2044	2,383,000	2,157,418
Burlington Northern Santa Fe LLC 4.9% 4/1/2044 (c)	3,177,000	3,009,278
Burlington Northern Santa Fe LLC 5.2% 4/15/2054 (c)	2,400,000	2,341,484
Burlington Northern Santa Fe LLC 6.15% 5/1/2037	2,000,000	2,199,426
CSX Corp 3.25% 6/1/2027	3,972,000	3,873,909
CSX Corp 3.8% 11/1/2046	4,544,000	3,627,465
CSX Corp 3.95% 5/1/2050	2,840,000	2,284,256
CSX Corp 4.1% 11/15/2032	13,500,000	12,903,737
CSX Corp 4.1% 3/15/2044	5,382,000	4,587,673
CSX Corp 4.5% 3/15/2049	10,963,000	9,649,471
CSX Corp 4.75% 11/15/2048 (c)	4,599,000	4,188,874
Norfolk Southern Corp 3% 3/15/2032 (c)	4,000,000	3,561,075
Norfolk Southern Corp 3.65% 8/1/2025	9,532,000	9,494,444
Norfolk Southern Corp 3.8% 8/1/2028 (c)	9,444,000	9,252,487
Norfolk Southern Corp 3.95% 10/1/2042	1,509,000	1,252,548
Norfolk Southern Corp 4.05% 8/15/2052	6,859,000	5,450,182
Norfolk Southern Corp 4.45% 3/1/2033 (c)	22,050,000	21,434,512
Norfolk Southern Corp 4.65% 1/15/2046	2,589,000	2,318,038
Uber Technologies Inc 4.3% 1/15/2030	2,980,000	2,928,345
Uber Technologies Inc 4.8% 9/15/2034	2,980,000	2,905,232
Uber Technologies Inc 5.35% 9/15/2054	2,980,000	2,836,320
Union Pacific Corp 2.15% 2/5/2027	7,153,000	6,875,987
Union Pacific Corp 2.375% 5/20/2031 (c)	2,000,000	1,764,876
Union Pacific Corp 2.4% 2/5/2030	2,000,000	1,807,584
Union Pacific Corp 2.75% 3/1/2026 (c)	5,290,000	5,201,224
Union Pacific Corp 2.8% 2/14/2032 (c)	11,666,000	10,343,940
Union Pacific Corp 2.891% 4/6/2036	7,292,000	6,029,727
Union Pacific Corp 3% 4/15/2027	3,972,000	3,866,746
Union Pacific Corp 3.25% 2/5/2050	10,720,000	7,615,685
Union Pacific Corp 3.35% 8/15/2046	3,750,000	2,778,383
Union Pacific Corp 3.375% 2/14/2042	4,000,000	3,151,096
Union Pacific Corp 3.6% 9/15/2037	2,622,000	2,265,225
Union Pacific Corp 3.799% 10/1/2051	2,224,000	1,730,344
Union Pacific Corp 3.839% 3/20/2060	11,170,000	8,345,659
Union Pacific Corp 3.95% 9/10/2028	2,000,000	1,972,733
Union Pacific Corp 4.95% 5/15/2053 (c)	3,730,000	3,503,755
Union Pacific Corp 5.1% 2/20/2035	3,370,000	3,412,935
Union Pacific Corp 5.6% 12/1/2054	3,370,000	3,442,208
		230,280,432
Industrial Conglomerates - 0.1%
3M Co 2.375% 8/26/2029	8,822,000	8,051,724
3M Co 2.65% 4/15/2025	3,613,000	3,603,589
3M Co 2.875% 10/15/2027	3,177,000	3,060,307
3M Co 3.05% 4/15/2030	2,912,000	2,719,227
3M Co 3.125% 9/19/2046	2,192,000	1,554,677
3M Co 3.25% 8/26/2049	6,797,000	4,791,477
3M Co 3.7% 4/15/2050	3,595,000	2,741,698
3M Co 5.7% 3/15/2037	1,900,000	2,001,672
Honeywell International Inc 1.35% 6/1/2025	8,120,000	8,055,861
Honeywell International Inc 1.95% 6/1/2030	8,796,000	7,736,433
Honeywell International Inc 2.5% 11/1/2026	5,688,000	5,522,384
Honeywell International Inc 2.8% 6/1/2050	8,168,000	5,314,036
Honeywell International Inc 3.812% 11/21/2047	1,113,000	877,098
Honeywell International Inc 4.7% 2/1/2030	3,540,000	3,555,544
Honeywell International Inc 4.875% 9/1/2029	4,580,000	4,666,336
Honeywell International Inc 5% 3/1/2035	6,720,000	6,703,386
Honeywell International Inc 5.25% 3/1/2054	4,580,000	4,416,754
Trane Technologies Financing Ltd 3.8% 3/21/2029	11,400,000	11,045,498
Trane Technologies Financing Ltd 4.65% 11/1/2044	4,766,000	4,361,636
		90,779,337
Machinery - 0.2%
Caterpillar Financial Services Corp 1.1% 9/14/2027	11,416,000	10,577,641
Caterpillar Financial Services Corp 2.4% 8/9/2026	2,264,000	2,204,316
Caterpillar Inc 3.25% 9/19/2049	13,214,000	9,475,787
Caterpillar Inc 3.803% 8/15/2042	1,986,000	1,662,265
Caterpillar Inc 5.3% 9/15/2035 (c)	5,561,000	5,801,975
Cummins Inc 1.5% 9/1/2030	4,833,000	4,121,450
Deere & Co 2.875% 9/7/2049	9,579,000	6,502,885
Deere & Co 3.9% 6/9/2042	7,000,000	6,004,595
Deere & Co 5.375% 10/16/2029	795,000	830,936
Eaton Corp 4% 11/2/2032	1,509,000	1,433,499
Eaton Corp 4.15% 11/2/2042	1,509,000	1,313,300
Eaton Corp 4.7% 8/23/2052 (c)	5,800,000	5,281,355
Otis Worldwide Corp 2.565% 2/15/2030	10,633,000	9,612,194
Otis Worldwide Corp 3.362% 2/15/2050	8,091,000	5,715,587
Parker-Hannifin Corp 3.25% 3/1/2027 (c)	4,488,000	4,394,203
Parker-Hannifin Corp 4% 6/14/2049	4,727,000	3,838,316
Parker-Hannifin Corp 4.1% 3/1/2047	4,496,000	3,759,256
Parker-Hannifin Corp 4.5% 9/15/2029 (c)	2,000,000	1,998,762
Stanley Black & Decker Inc 4.25% 11/15/2028	4,000,000	3,957,868
Stanley Black & Decker Inc 5.2% 9/1/2040	7,100,000	6,894,543
		95,380,733
Passenger Airlines - 0.0%
American Airlines 2016-2 Class AA Pass Through Trust equipment trust certificate 3.2% 12/15/2029	3,900,382	3,732,299
American Airls Pass Thru Tr 2021-1a equipment trust certificate 2.875% 1/11/2036	5,708,289	4,982,199
Southwest Airlines Co 2.625% 2/10/2030 (c)	2,000,000	1,793,517
Southwest Airlines Co 5.125% 6/15/2027	8,833,000	8,916,524
United Airlines 2015-1 Class A Pass Through Trust 3.45% 6/1/2029	331,018	320,304
United Airlines 2016-1 Class AA Pass Through Trust equipment trust certificate 3.1% 1/7/2030	7,514,525	7,165,083
United Airlines 2023-1 Class A Pass Through Trust equipment trust certificate 5.8% 7/15/2037	7,451,449	7,634,951
		34,544,877
Professional Services - 0.0%
Leidos Inc 2.3% 2/15/2031	1,300,000	1,119,726
Trading Companies & Distributors - 0.1%
Air Lease Corp 2.2% 1/15/2027 (c)	6,863,000	6,567,176
Air Lease Corp 3% 2/1/2030	1,900,000	1,742,453
Air Lease Corp 3.125% 12/1/2030 (c)	9,666,000	8,762,153
Air Lease Corp 3.625% 12/1/2027 (c)	7,593,000	7,409,818
Air Lease Corp 5.2% 7/15/2031	2,600,000	2,616,441
GATX Corp 5.45% 9/15/2033	6,450,000	6,574,862
WW Grainger Inc 4.45% 9/15/2034	7,480,000	7,216,491
		40,889,394
TOTAL INDUSTRIALS		948,573,289

Information Technology - 1.9%
Communications Equipment - 0.0%
Cisco Systems Inc 2.5% 9/20/2026 (c)	3,972,000	3,875,316
Cisco Systems Inc 3.5% 6/15/2025	3,392,000	3,381,395
Cisco Systems Inc 4.75% 2/24/2030	7,550,000	7,629,715
Cisco Systems Inc 4.85% 2/26/2029	7,570,000	7,679,046
Cisco Systems Inc 5.05% 2/26/2034	7,300,000	7,407,444
Cisco Systems Inc 5.1% 2/24/2035	7,680,000	7,808,083
Cisco Systems Inc 5.3% 2/26/2054	3,650,000	3,643,491
Cisco Systems Inc 5.5% 2/24/2055	4,110,000	4,214,700
Cisco Systems Inc 5.9% 2/15/2039	9,863,000	10,666,587
		56,305,777
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp 5.25% 4/5/2034	5,710,000	5,816,464
Amphenol Corp 5.375% 11/15/2054	3,098,000	3,090,008
Corning Inc 3.9% 11/15/2049	4,833,000	3,738,727
Corning Inc 4.75% 3/15/2042	3,972,000	3,636,606
Dell International LLC / EMC Corp 4.9% 10/1/2026	7,506,000	7,539,574
Dell International LLC / EMC Corp 5.3% 10/1/2029	19,994,000	20,376,723
Dell International LLC / EMC Corp 6.02% 6/15/2026	9,161,000	9,293,285
Dell International LLC / EMC Corp 8.1% 7/15/2036 (c)	8,303,000	10,009,311
Dell International LLC / EMC Corp 8.35% 7/15/2046 (c)	9,542,000	12,375,203
Vontier Corp 2.95% 4/1/2031	3,500,000	3,047,255
		78,923,156
IT Services - 0.2%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	11,406,000	10,986,904
CDW LLC / CDW Finance Corp 5.55% 8/22/2034	3,740,000	3,722,534
IBM Corporation 1.95% 5/15/2030	11,102,000	9,712,081
IBM Corporation 2.95% 5/15/2050	11,005,000	7,189,982
IBM Corporation 3.3% 5/15/2026 (c)	9,666,000	9,529,286
IBM Corporation 3.5% 5/15/2029	13,474,000	12,903,165
IBM Corporation 4.25% 5/15/2049	8,612,000	7,124,053
IBM Corporation 4.4% 7/27/2032 (c)	8,100,000	7,855,296
IBM Corporation 4.7% 2/19/2046	3,932,000	3,533,286
IBM Corporation 4.8% 2/10/2030	5,380,000	5,407,374
IBM Corporation 5.2% 2/10/2035	5,720,000	5,749,029
IBM Corporation 5.6% 11/30/2039	6,500,000	6,663,337
IBM Corporation 5.7% 2/10/2055	5,500,000	5,536,813
		95,913,140
Semiconductors & Semiconductor Equipment - 0.6%
Analog Devices Inc 2.8% 10/1/2041	11,812,000	8,684,447
Analog Devices Inc 3.5% 12/5/2026	1,700,000	1,676,459
Applied Materials Inc 4.35% 4/1/2047	10,263,000	8,971,144
Broadcom Corp / Broadcom Cayman Finance Ltd 3.5% 1/15/2028	5,561,000	5,417,864
Broadcom Corp / Broadcom Cayman Finance Ltd 3.875% 1/15/2027	3,043,000	3,010,146
Broadcom Inc 2.45% 2/15/2031 (d)	28,182,000	24,758,030
Broadcom Inc 2.6% 2/15/2033 (d)	9,400,000	7,955,321
Broadcom Inc 3.187% 11/15/2036 (d)	1,000,000	823,399
Broadcom Inc 3.419% 4/15/2033 (d)	11,000,000	9,818,399
Broadcom Inc 3.459% 9/15/2026	10,027,000	9,879,803
Broadcom Inc 3.469% 4/15/2034 (d)	3,391,000	2,997,021
Broadcom Inc 3.75% 2/15/2051 (d)	17,216,000	13,141,627
Broadcom Inc 4.3% 11/15/2032	9,956,000	9,529,039
Broadcom Inc 4.55% 2/15/2032	8,980,000	8,790,326
Broadcom Inc 4.75% 4/15/2029	13,584,000	13,622,023
Broadcom Inc 4.8% 10/15/2034 (c)	8,980,000	8,791,925
Intel Corp 2% 8/12/2031 (c)	7,124,000	5,937,124
Intel Corp 2.45% 11/15/2029	10,216,000	9,174,839
Intel Corp 2.8% 8/12/2041	10,000,000	6,685,829
Intel Corp 3.05% 8/12/2051	7,124,000	4,333,780
Intel Corp 3.25% 11/15/2049	8,313,000	5,348,400
Intel Corp 3.734% 12/8/2047	2,594,000	1,845,421
Intel Corp 3.9% 3/25/2030	9,048,000	8,630,360
Intel Corp 4% 8/5/2029	2,000,000	1,928,424
Intel Corp 4.1% 5/11/2047	1,906,000	1,443,370
Intel Corp 4.1% 5/19/2046	5,561,000	4,249,607
Intel Corp 4.15% 8/5/2032 (c)	2,000,000	1,867,882
Intel Corp 4.6% 3/25/2040	2,000,000	1,750,017
Intel Corp 4.75% 3/25/2050	9,512,000	7,865,006
Intel Corp 4.875% 2/10/2028 (c)	10,180,000	10,231,748
Intel Corp 5.625% 2/10/2043	5,000,000	4,792,679
Intel Corp 5.7% 2/10/2053 (c)	8,000,000	7,519,582
Intel Corp 5.9% 2/10/2063 (c)	1,600,000	1,534,514
Lam Research Corp 2.875% 6/15/2050	11,648,000	7,609,256
Marvell Technology Inc 2.95% 4/15/2031 (c)	2,000,000	1,792,319
Micron Technology Inc 2.703% 4/15/2032	8,400,000	7,204,421
Micron Technology Inc 4.663% 2/15/2030	6,573,000	6,489,182
Micron Technology Inc 5.375% 4/15/2028	8,560,000	8,715,016
Micron Technology Inc 5.8% 1/15/2035	4,310,000	4,451,141
NVIDIA Corp 2% 6/15/2031 (c)	20,182,000	17,521,727
NVIDIA Corp 2.85% 4/1/2030 (c)	8,603,000	8,010,470
NVIDIA Corp 3.5% 4/1/2050	4,785,000	3,686,876
QUALCOMM Inc 1.65% 5/20/2032 (c)	14,000,000	11,363,633
QUALCOMM Inc 3.45% 5/20/2025	2,000,000	1,994,719
QUALCOMM Inc 4.3% 5/20/2047	8,023,000	6,826,349
QUALCOMM Inc 4.8% 5/20/2045	2,000,000	1,846,994
QUALCOMM Inc 5.4% 5/20/2033 (c)	18,000,000	18,764,616
Texas Instruments Inc 1.9% 9/15/2031 (c)	2,000,000	1,710,568
Texas Instruments Inc 3.65% 8/16/2032 (c)	2,000,000	1,866,996
Texas Instruments Inc 4.15% 5/15/2048	5,526,000	4,635,582
Texas Instruments Inc 4.6% 2/15/2028 (c)	10,000,000	10,105,355
Texas Instruments Inc 5.05% 5/18/2063 (c)	7,000,000	6,537,519
		354,138,294
Software - 0.6%
AppLovin Corp 5.125% 12/1/2029	3,730,000	3,765,077
AppLovin Corp 5.5% 12/1/2034 (c)	7,170,000	7,283,048
Cadence Design Systems Inc 4.3% 9/10/2029	4,300,000	4,249,121
Cadence Design Systems Inc 4.7% 9/10/2034	2,470,000	2,410,271
Fortinet Inc 2.2% 3/15/2031	2,000,000	1,732,643
Microsoft Corp 2.525% 6/1/2050	32,153,000	20,449,466
Microsoft Corp 2.675% 6/1/2060	5,334,000	3,256,125
Microsoft Corp 2.921% 3/17/2052	36,922,000	25,299,653
Microsoft Corp 3.041% 3/17/2062	3,278,000	2,162,411
Microsoft Corp 3.45% 8/8/2036	2,307,000	2,074,911
Microsoft Corp 4.2% 11/3/2035	1,700,000	1,667,072
Oracle Corp 1.65% 3/25/2026	9,109,000	8,836,806
Oracle Corp 2.5% 4/1/2025	8,564,000	8,549,063
Oracle Corp 2.65% 7/15/2026	7,149,000	6,971,803
Oracle Corp 2.875% 3/25/2031	11,675,000	10,454,673
Oracle Corp 2.95% 4/1/2030	12,477,000	11,445,343
Oracle Corp 2.95% 5/15/2025	3,972,000	3,957,999
Oracle Corp 3.25% 11/15/2027 (c)	13,584,000	13,142,849
Oracle Corp 3.6% 4/1/2040	13,600,000	10,850,498
Oracle Corp 3.6% 4/1/2050	12,383,000	8,839,766
Oracle Corp 3.85% 4/1/2060	14,393,000	10,132,395
Oracle Corp 3.85% 7/15/2036 (c)	8,047,000	7,018,568
Oracle Corp 3.95% 3/25/2051	10,575,000	7,969,692
Oracle Corp 4% 11/15/2047	13,899,000	10,826,470
Oracle Corp 4% 7/15/2046	7,785,000	6,113,617
Oracle Corp 4.125% 5/15/2045	2,383,000	1,927,050
Oracle Corp 4.2% 9/27/2029	10,770,000	10,562,064
Oracle Corp 4.3% 7/8/2034 (c)	3,078,000	2,883,712
Oracle Corp 4.7% 9/27/2034	3,160,000	3,035,368
Oracle Corp 4.9% 2/6/2033	15,000,000	14,800,735
Oracle Corp 5.375% 7/15/2040	19,029,000	18,508,918
Oracle Corp 5.375% 9/27/2054	2,780,000	2,600,613
Oracle Corp 5.5% 8/3/2035 (c)	4,000,000	4,086,137
Oracle Corp 6% 8/3/2055	8,100,000	8,274,687
Oracle Corp 6.125% 7/8/2039	1,800,000	1,903,170
Roper Technologies Inc 1% 9/15/2025	7,443,000	7,299,438
Roper Technologies Inc 1.4% 9/15/2027	7,250,000	6,698,887
Roper Technologies Inc 1.75% 2/15/2031	7,250,000	6,087,722
Roper Technologies Inc 2% 6/30/2030 (c)	14,306,000	12,487,334
Roper Technologies Inc 3.8% 12/15/2026	6,752,000	6,669,144
Salesforce Inc 1.95% 7/15/2031 (c)	10,300,000	8,841,510
Salesforce Inc 2.7% 7/15/2041	12,000,000	8,715,629
VMware LLC 1.4% 8/15/2026	22,344,000	21,321,909
VMware LLC 4.65% 5/15/2027	2,000,000	2,004,471
VMware LLC 4.7% 5/15/2030 (c)	2,000,000	1,983,141
		350,150,979
Technology Hardware, Storage & Peripherals - 0.4%
Apple Inc 0.55% 8/20/2025	14,113,000	13,856,088
Apple Inc 0.7% 2/8/2026	10,933,000	10,575,933
Apple Inc 1.125% 5/11/2025	10,000,000	9,934,095
Apple Inc 1.2% 2/8/2028	10,000,000	9,198,452
Apple Inc 1.25% 8/20/2030	13,098,000	11,170,525
Apple Inc 1.7% 8/5/2031 (c)	7,886,000	6,729,578
Apple Inc 2.375% 2/8/2041	13,368,000	9,505,346
Apple Inc 2.45% 8/4/2026	16,363,000	15,985,423
Apple Inc 2.55% 8/20/2060	5,162,000	3,090,805
Apple Inc 2.65% 5/11/2050	4,157,000	2,678,308
Apple Inc 2.85% 8/5/2061	7,887,000	4,891,774
Apple Inc 2.9% 9/12/2027 (c)	11,161,000	10,819,654
Apple Inc 2.95% 9/11/2049	21,247,000	14,640,994
Apple Inc 3% 11/13/2027	7,944,000	7,721,362
Apple Inc 3.2% 5/11/2027	13,008,000	12,756,509
Apple Inc 3.2% 5/13/2025	8,332,000	8,309,769
Apple Inc 3.35% 8/8/2032 (c)	7,000,000	6,548,421
Apple Inc 3.75% 11/13/2047	5,541,000	4,476,238
Apple Inc 3.75% 9/12/2047	4,833,000	3,916,683
Apple Inc 3.85% 5/4/2043	10,327,000	8,786,737
Apple Inc 4% 5/10/2028 (c)	3,300,000	3,293,605
Apple Inc 4.25% 2/9/2047	1,986,000	1,751,845
Apple Inc 4.3% 5/10/2033 (c)	3,300,000	3,293,904
Apple Inc 4.375% 5/13/2045	3,725,000	3,367,770
Apple Inc 4.5% 2/23/2036	7,355,000	7,340,343
Apple Inc 4.65% 2/23/2046	14,788,000	13,902,633
Hewlett Packard Enterprise Co 4.55% 10/15/2029	4,530,000	4,497,630
Hewlett Packard Enterprise Co 4.9% 10/15/2025 (b)	7,746,000	7,748,970
Hewlett Packard Enterprise Co 5% 10/15/2034	4,240,000	4,172,764
Hewlett Packard Enterprise Co 5.6% 10/15/2054	2,140,000	2,082,731
Hewlett Packard Enterprise Co 6.2% 10/15/2035 (b)(c)	6,390,000	6,845,688
Hewlett Packard Enterprise Co 6.35% 10/15/2045 (b)	1,493,000	1,577,529
HP Inc 2.2% 6/17/2025	11,261,000	11,177,691
HP Inc 4.2% 4/15/2032 (c)	6,450,000	6,130,844
HP Inc 5.5% 1/15/2033 (c)	2,000,000	2,043,015
HP Inc 6% 9/15/2041 (c)	3,192,000	3,275,248
		258,094,904
TOTAL INFORMATION TECHNOLOGY		1,193,526,250

Materials - 0.5%
Chemicals - 0.4%
Air Products and Chemicals Inc 1.5% 10/15/2025	4,785,000	4,700,685
Air Products and Chemicals Inc 2.05% 5/15/2030	5,220,000	4,615,615
Air Products and Chemicals Inc 2.7% 5/15/2040	4,495,000	3,323,823
Air Products and Chemicals Inc 2.8% 5/15/2050	5,346,000	3,455,532
CF Industries Inc 4.95% 6/1/2043 (c)	5,900,000	5,305,036
Dow Chemical Co/The 2.1% 11/15/2030 (c)	6,863,000	5,938,368
Dow Chemical Co/The 3.6% 11/15/2050	7,056,000	4,953,254
Dow Chemical Co/The 4.375% 11/15/2042	3,872,000	3,264,245
Dow Chemical Co/The 4.8% 11/30/2028 (c)	6,792,000	6,838,170
Dow Chemical Co/The 4.8% 5/15/2049	6,112,000	5,224,551
Dow Chemical Co/The 9.4% 5/15/2039	2,383,000	3,225,957
DuPont de Nemours Inc 4.725% 11/15/2028 (c)	13,619,000	13,716,354
DuPont de Nemours Inc 5.319% 11/15/2038	5,128,000	5,333,768
Eastman Chemical Co 4.65% 10/15/2044	2,383,000	2,073,610
Eastman Chemical Co 5% 8/1/2029	3,000,000	3,020,740
Ecolab Inc 1.3% 1/30/2031	6,356,000	5,289,402
Ecolab Inc 2.7% 11/1/2026	5,243,000	5,110,138
Ecolab Inc 2.75% 8/18/2055	8,768,000	5,421,592
Huntsman Intl LLC 5.7% 10/15/2034	2,400,000	2,328,162
Linde Inc/CT 3.2% 1/30/2026	5,036,000	4,982,053
Linde Inc/CT 3.55% 11/7/2042	1,589,000	1,286,780
LYB International Finance BV 4.875% 3/15/2044	4,647,000	4,106,240
LYB International Finance II BV 3.5% 3/2/2027	19,438,000	19,046,592
LYB International Finance III LLC 3.375% 10/1/2040	7,366,000	5,559,388
LYB International Finance III LLC 3.625% 4/1/2051	7,366,000	5,127,889
LyondellBasell Industries NV 4.625% 2/26/2055	2,970,000	2,426,356
Mosaic Co/The 4.05% 11/15/2027 (c)	4,575,000	4,508,498
Mosaic Co/The 5.625% 11/15/2043	2,979,000	2,894,782
Sherwin-Williams Co/The 2.95% 8/15/2029	2,000,000	1,864,933
Sherwin-Williams Co/The 3.45% 6/1/2027 (c)	17,609,000	17,238,058
Sherwin-Williams Co/The 3.8% 8/15/2049	2,919,000	2,232,201
Sherwin-Williams Co/The 4.5% 6/1/2047	6,776,000	5,881,622
Westlake Corp 3.125% 8/15/2051	6,500,000	4,188,069
Westlake Corp 5% 8/15/2046 (c)	1,589,000	1,431,461
		175,913,924
Construction Materials - 0.0%
CRH America Finance Inc 5.4% 5/21/2034	4,800,000	4,886,053
CRH America Finance Inc 5.5% 1/9/2035	5,300,000	5,415,500
Martin Marietta Materials Inc 3.5% 12/15/2027	2,000,000	1,943,603
Martin Marietta Materials Inc 5.15% 12/1/2034	3,800,000	3,798,110
Martin Marietta Materials Inc 5.5% 12/1/2054	3,800,000	3,712,364
Vulcan Materials Co 5.35% 12/1/2034	7,110,000	7,216,850
		26,972,480
Containers & Packaging - 0.0%
Amcor Group Finance PLC 5.45% 5/23/2029	13,600,000	13,894,722
International Paper Co 4.4% 8/15/2047	6,908,000	5,790,952
International Paper Co 5.15% 5/15/2046	1,438,000	1,341,099
WRKCo Inc 3% 6/15/2033	2,000,000	1,727,284
WRKCo Inc 3.375% 9/15/2027	2,000,000	1,939,076
WRKCo Inc 4.2% 6/1/2032 (c)	4,833,000	4,601,759
		29,294,892
Metals & Mining - 0.1%
Freeport-McMoRan Inc 4.625% 8/1/2030 (c)	32,382,000	31,754,023
Newmont Corp 2.25% 10/1/2030	14,340,000	12,627,637
Newmont Corp 2.8% 10/1/2029 (c)	2,707,000	2,511,120
Newmont Corp 5.45% 6/9/2044 (c)	5,093,000	5,028,658
Nucor Corp 2.7% 6/1/2030	3,900,000	3,556,934
Nucor Corp 2.979% 12/15/2055	3,177,000	1,997,548
Nucor Corp 6.4% 12/1/2037	4,833,000	5,365,269
		62,841,189
TOTAL MATERIALS		295,022,485

Real Estate - 0.9%
Diversified REITs - 0.1%
Equinix Europe 2 Financing Corp LLC 5.5% 6/15/2034	12,510,000	12,825,394
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	9,020,000	8,997,579
Piedmont Operating Partnership LP 9.25% 7/20/2028	3,850,000	4,253,296
VICI Properties LP 4.375% 5/15/2025	2,000,000	1,995,346
VICI Properties LP 4.75% 2/15/2028	11,117,000	11,128,306
VICI Properties LP 5.125% 5/15/2032	5,838,000	5,751,817
VICI Properties LP 6.125% 4/1/2054	3,000,000	3,055,950
Vornado Realty LP 3.4% 6/1/2031	2,000,000	1,711,960
WP Carey Inc 2.45% 2/1/2032	2,000,000	1,697,911
		51,417,559
Health Care REITs - 0.1%
Alexandria Real Estate Equities Inc 2% 5/18/2032	7,371,000	6,030,586
Alexandria Real Estate Equities Inc 3% 5/18/2051	5,582,000	3,546,490
Alexandria Real Estate Equities Inc 4.85% 4/15/2049	9,154,000	8,116,812
Healthpeak OP LLC 3% 1/15/2030	9,937,000	9,170,527
Healthpeak OP LLC 5.25% 12/15/2032 (c)	3,000,000	3,042,077
Omega Healthcare Investors Inc 3.375% 2/1/2031	3,093,000	2,798,422
Omega Healthcare Investors Inc 4.5% 4/1/2027	7,547,000	7,505,554
Ventas Realty LP 3.25% 10/15/2026 (c)	2,780,000	2,721,092
Ventas Realty LP 3.85% 4/1/2027 (c)	7,547,000	7,429,167
Ventas Realty LP 4% 3/1/2028	17,202,000	16,902,874
Ventas Realty LP 4.125% 1/15/2026	1,152,000	1,145,671
Ventas Realty LP 4.375% 2/1/2045	2,383,000	2,014,362
Ventas Realty LP 4.875% 4/15/2049	2,262,000	2,033,751
Welltower OP LLC 4.95% 9/1/2048 (c)	7,944,000	7,485,550
Welltower OP LLC 6.5% 3/15/2041	1,100,000	1,217,005
		81,159,940
Industrial REITs - 0.1%
LXP Industrial Trust 2.375% 10/1/2031	2,417,000	2,021,829
Prologis LP 1.625% 3/15/2031	11,425,000	9,571,075
Prologis LP 1.75% 2/1/2031	23,383,000	19,849,155
Prologis LP 2.125% 4/15/2027	9,502,000	9,062,162
Prologis LP 3.25% 10/1/2026	3,701,000	3,636,380
Prologis LP 4.875% 6/15/2028	2,700,000	2,735,267
Prologis LP 5.25% 6/15/2053	3,300,000	3,204,518
		50,080,386
Office REITs - 0.0%
Boston Properties LP 2.55% 4/1/2032	1,100,000	909,033
Boston Properties LP 2.75% 10/1/2026	5,561,000	5,384,433
Boston Properties LP 2.9% 3/15/2030	1,400,000	1,261,382
Boston Properties LP 3.25% 1/30/2031 (c)	15,176,000	13,615,549
Boston Properties LP 3.4% 6/21/2029 (c)	2,300,000	2,149,006
COPT Defense Properties LP 2.75% 4/15/2031	4,000,000	3,443,981
Kilroy Realty LP 2.5% 11/15/2032 (c)	2,100,000	1,664,137
Kilroy Realty LP 2.65% 11/15/2033	1,700,000	1,329,099
		29,756,620
Real Estate Management & Development - 0.1%
CBRE Services Inc 4.875% 3/1/2026	4,528,000	4,526,777
Digital Realty Trust LP 3.7% 8/15/2027	8,356,000	8,179,232
Digital Realty Trust LP 4.45% 7/15/2028	2,000,000	1,985,876
Essex Portfolio LP 1.65% 1/15/2031 (c)	2,000,000	1,673,873
Essex Portfolio LP 1.7% 3/1/2028	2,000,000	1,834,237
Essex Portfolio LP 2.55% 6/15/2031	2,000,000	1,748,704
Essex Portfolio LP 3% 1/15/2030 (c)	1,477,000	1,360,020
Essex Portfolio LP 3.375% 4/15/2026 (c)	2,000,000	1,974,392
Essex Portfolio LP 4% 3/1/2029 (c)	4,833,000	4,713,500
Essex Portfolio LP 5.375% 4/1/2035	3,720,000	3,759,610
Extra Space Storage LP 5.35% 1/15/2035 (c)	9,180,000	9,246,191
Mid-America Apartments LP 1.1% 9/15/2026	2,000,000	1,901,079
Mid-America Apartments LP 3.95% 3/15/2029	5,510,000	5,366,384
Tanger Properties LP 3.875% 7/15/2027	4,925,000	4,823,614
		53,093,489
Residential REITs - 0.1%
American Homes 4 Rent LP 4.25% 2/15/2028 (c)	7,636,000	7,540,152
American Homes 4 Rent LP 5.5% 7/15/2034	3,900,000	3,939,612
AvalonBay Communities Inc 2.05% 1/15/2032 (c)	2,000,000	1,696,588
AvalonBay Communities Inc 2.3% 3/1/2030	4,833,000	4,339,136
AvalonBay Communities Inc 5% 2/15/2033	3,800,000	3,815,568
Camden Property Trust 4.1% 10/15/2028	2,000,000	1,966,342
ERP Operating LP 1.85% 8/1/2031 (c)	14,500,000	12,274,423
ERP Operating LP 3.25% 8/1/2027	10,314,000	10,029,239
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	6,186,000	5,807,153
UDR Inc 2.1% 6/15/2033	12,929,000	10,249,320
		61,657,533
Retail REITs - 0.3%
Brixmor Operating Partnership LP 3.9% 3/15/2027	4,480,000	4,404,823
Brixmor Operating Partnership LP 4.05% 7/1/2030	4,868,000	4,668,662
Brixmor Operating Partnership LP 4.125% 5/15/2029 (c)	5,363,000	5,211,932
Brixmor Operating Partnership LP 4.125% 6/15/2026	5,997,000	5,955,136
Kimco Realty OP LLC 1.9% 3/1/2028	8,216,000	7,598,206
Kimco Realty OP LLC 3.8% 4/1/2027	3,177,000	3,133,906
Kimco Realty OP LLC 4.125% 12/1/2046	7,944,000	6,463,898
Kimco Realty OP LLC 4.45% 9/1/2047	4,114,000	3,503,738
Kite Realty Group Trust 4% 3/15/2025	1,400,000	1,399,168
NNN REIT Inc 3% 4/15/2052	6,766,000	4,253,032
Realty Income Corp 3.4% 1/15/2030	2,000,000	1,883,776
Realty Income Corp 3.95% 8/15/2027 (c)	6,200,000	6,123,202
Realty Income Corp 4.7% 12/15/2028	4,500,000	4,515,136
Realty Income Corp 4.85% 3/15/2030	15,000,000	15,079,384
Realty Income Corp 4.9% 7/15/2033	6,450,000	6,365,939
Realty Income Corp 5.05% 1/13/2026 (c)	4,500,000	4,498,928
Simon Property Group LP 2.2% 2/1/2031 (c)	21,169,000	18,389,104
Simon Property Group LP 3.25% 9/13/2049	9,260,000	6,471,417
Simon Property Group LP 3.375% 12/1/2027 (c)	17,551,000	17,094,688
Simon Property Group LP 4.75% 9/26/2034	3,730,000	3,606,736
		130,620,811
Specialized REITs - 0.1%
American Tower Corp 1.3% 9/15/2025	7,221,000	7,088,727
American Tower Corp 2.1% 6/15/2030	12,189,000	10,634,406
American Tower Corp 3.1% 6/15/2050	4,456,000	2,951,891
American Tower Corp 3.55% 7/15/2027	6,792,000	6,629,767
American Tower Corp 3.7% 10/15/2049	4,833,000	3,617,943
Crown Castle Inc 1.35% 7/15/2025	21,460,000	21,169,078
Crown Castle Inc 2.25% 1/15/2031	5,771,000	4,969,454
Crown Castle Inc 3.25% 1/15/2051	5,220,000	3,528,105
Crown Castle Inc 5.1% 5/1/2033	12,860,000	12,787,848
EPR Properties 4.5% 6/1/2027	2,000,000	1,976,906
EPR Properties 4.95% 4/15/2028	4,000,000	3,975,979
Weyerhaeuser Co 4% 4/15/2030 (c)	9,183,000	8,842,744
		88,172,848
TOTAL REAL ESTATE		545,959,186

Utilities - 2.5%
Electric Utilities - 1.9%
AEP Texas Inc 3.8% 10/1/2047	3,383,000	2,520,819
AEP Texas Inc 4.7% 5/15/2032	4,000,000	3,904,436
AEP Transmission Co LLC 2.75% 8/15/2051	5,703,000	3,564,389
AEP Transmission Co LLC 4% 12/1/2046	3,000,000	2,417,556
AEP Transmission Co LLC 5.4% 3/15/2053	3,440,000	3,383,264
Alabama Power Co 1.45% 9/15/2030 (c)	14,500,000	12,299,952
Alabama Power Co 3.7% 12/1/2047	4,679,000	3,572,600
Alabama Power Co 3.75% 3/1/2045	795,000	629,952
Alabama Power Co 4.15% 8/15/2044	3,694,000	3,126,438
Alabama Power Co 4.3% 7/15/2048 (c)	4,671,000	3,917,688
Alabama Power Co 5.2% 6/1/2041 (c)	3,058,000	2,958,002
American Electric Power Co Inc 3.25% 3/1/2050	2,494,000	1,661,365
American Electric Power Co Inc 4.3% 12/1/2028 (c)	13,893,000	13,721,269
American Electric Power Co Inc 6.95% 12/15/2054 (b)	3,300,000	3,372,485
Appalachian Power Co 4.45% 6/1/2045	4,766,000	3,964,449
Appalachian Power Co 4.5% 3/1/2049	7,259,000	5,977,586
Arizona Public Service Co 2.95% 9/15/2027	5,861,000	5,625,362
Arizona Public Service Co 5.55% 8/1/2033	8,900,000	9,070,211
Arizona Public Service Co 6.35% 12/15/2032	4,000,000	4,278,024
Baltimore Gas and Electric Co 2.25% 6/15/2031 (c)	2,000,000	1,736,642
Baltimore Gas and Electric Co 2.9% 6/15/2050	6,360,000	4,100,823
Baltimore Gas and Electric Co 3.5% 8/15/2046	1,986,000	1,478,264
Baltimore Gas and Electric Co 5.4% 6/1/2053	2,300,000	2,242,190
CenterPoint Energy Houston Electric LLC 3.35% 4/1/2051	9,077,000	6,434,653
CenterPoint Energy Houston Electric LLC 3.55% 8/1/2042	1,509,000	1,207,571
CenterPoint Energy Houston Electric LLC 4.25% 2/1/2049	2,068,000	1,719,103
CenterPoint Energy Houston Electric LLC 4.8% 3/15/2030	3,350,000	3,365,682
CenterPoint Energy Houston Electric LLC 4.95% 4/1/2033	4,500,000	4,485,868
Cleco Corporate Holdings LLC 3.743% 5/1/2026	4,496,000	4,424,341
Commonwealth Edison Co 3.2% 11/15/2049	13,533,000	9,304,870
Commonwealth Edison Co 3.65% 6/15/2046	2,272,000	1,747,611
Commonwealth Edison Co 3.7% 3/1/2045	2,462,000	1,936,197
Commonwealth Edison Co 3.75% 8/15/2047	4,885,000	3,801,562
Commonwealth Edison Co 4% 3/1/2048	5,426,000	4,340,927
Commonwealth Edison Co 4% 3/1/2049	4,762,000	3,785,180
Connecticut Light and Power Co/The 5.25% 1/15/2053 (c)	4,200,000	4,079,033
Consolidated Edison Co of New York Inc 3.875% 6/15/2047	2,272,000	1,775,309
Consolidated Edison Co of New York Inc 4.45% 3/15/2044	6,356,000	5,552,095
Consolidated Edison Co of New York Inc 4.5% 5/15/2058	7,530,000	6,243,179
Consolidated Edison Co of New York Inc 4.65% 12/1/2048	8,317,000	7,300,623
Consolidated Edison Co of New York Inc 5.2% 3/1/2033 (c)	30,000,000	30,606,831
Consolidated Edison Co of New York Inc 5.5% 12/1/2039	1,986,000	2,008,153
Dayton Power & Light Co/The 3.95% 6/15/2049	1,400,000	1,070,514
Dominion Energy South Carolina Inc 5.3% 1/15/2035	12,850,000	13,100,080
DTE Electric Co 1.9% 4/1/2028 (c)	7,800,000	7,231,198
DTE Electric Co 3.95% 3/1/2049	2,900,000	2,350,804
DTE Electric Co 5.2% 3/1/2034	5,700,000	5,787,502
DTE Electric Co 5.4% 4/1/2053	4,690,000	4,702,758
Duke Energy Carolinas LLC 2.85% 3/15/2032	2,417,000	2,129,431
Duke Energy Carolinas LLC 2.95% 12/1/2026 (c)	4,766,000	4,661,788
Duke Energy Carolinas LLC 3.2% 8/15/2049	6,345,000	4,382,112
Duke Energy Carolinas LLC 3.75% 6/1/2045	1,589,000	1,261,513
Duke Energy Carolinas LLC 3.875% 3/15/2046	3,097,000	2,491,031
Duke Energy Carolinas LLC 4% 9/30/2042	2,979,000	2,483,585
Duke Energy Carolinas LLC 4.95% 1/15/2033 (c)	8,000,000	8,017,471
Duke Energy Carolinas LLC 5.4% 1/15/2054 (c)	4,800,000	4,723,999
Duke Energy Carolinas LLC 6% 1/15/2038	1,800,000	1,927,446
Duke Energy Corp 2.45% 6/1/2030 (c)	5,220,000	4,634,711
Duke Energy Corp 2.65% 9/1/2026 (c)	10,605,000	10,326,672
Duke Energy Corp 3.75% 9/1/2046	7,253,000	5,495,173
Duke Energy Corp 4.2% 6/15/2049	7,520,000	5,963,427
Duke Energy Corp 4.5% 8/15/2032 (c)	1,000,000	968,517
Duke Energy Corp 4.8% 12/15/2045	2,216,000	1,966,507
Duke Energy Corp 5% 8/15/2052 (c)	1,600,000	1,427,990
Duke Energy Corp 5.45% 6/15/2034	8,340,000	8,501,072
Duke Energy Corp 6.45% 9/1/2054 (b)(c)	3,500,000	3,531,678
Duke Energy Florida LLC 3.4% 10/1/2046	1,986,000	1,463,008
Duke Energy Ohio Inc 4.3% 2/1/2049	21,562,000	17,724,081
Duke Energy Progress LLC 3.4% 4/1/2032	9,666,000	8,844,281
Duke Energy Progress LLC 4.15% 12/1/2044	1,430,000	1,197,428
Duke Energy Progress LLC 4.375% 3/30/2044	1,589,000	1,383,023
Duke Energy Progress LLC 5.35% 3/15/2053	7,000,000	6,775,668
Edison International 4.125% 3/15/2028	2,000,000	1,905,216
Edison International 5.75% 6/15/2027	897,000	898,766
Entergy Arkansas LLC 5.15% 1/15/2033 (c)	3,100,000	3,147,775
Entergy Arkansas LLC 5.3% 9/15/2033	5,730,000	5,887,187
Entergy Corp 0.9% 9/15/2025	13,436,000	13,163,870
Entergy Corp 2.95% 9/1/2026	3,734,000	3,647,137
Entergy Corp 3.75% 6/15/2050	3,287,000	2,400,044
Entergy Corp 7.125% 12/1/2054 (b)	3,300,000	3,371,412
Entergy Louisiana LLC 2.35% 6/15/2032	18,700,000	15,915,098
Entergy Louisiana LLC 3.12% 9/1/2027	1,600,000	1,551,209
Entergy Louisiana LLC 4.2% 9/1/2048	2,526,000	2,054,415
Entergy Mississippi LLC 5.85% 6/1/2054 (c)	3,120,000	3,225,329
Entergy Tex Inc 3.55% 9/30/2049	3,211,000	2,325,718
Entergy Tex Inc 4% 3/30/2029 (c)	14,040,000	13,792,097
Entergy Tex Inc 5.25% 4/15/2035	3,170,000	3,185,765
Eversource Energy 2.55% 3/15/2031	12,735,000	11,107,339
Eversource Energy 3.35% 3/15/2026	5,251,000	5,161,074
Eversource Energy 3.45% 1/15/2050	3,548,000	2,518,579
Exelon Corp 3.95% 6/15/2025 (c)	15,612,000	15,565,409
Exelon Corp 4.05% 4/15/2030	2,000,000	1,933,917
Exelon Corp 5.1% 6/15/2045	874,000	809,018
Exelon Corp 5.3% 3/15/2033 (c)	12,280,000	12,507,452
Exelon Corp 5.875% 3/15/2055	8,930,000	9,021,861
FirstEnergy Corp 1.6% 1/15/2026	9,970,000	9,706,092
FirstEnergy Corp 2.25% 9/1/2030	10,730,000	9,346,383
FirstEnergy Corp 3.4% 3/1/2050	2,900,000	2,003,989
FirstEnergy Corp 3.9% 7/15/2027 (e)	6,752,000	6,617,128
FirstEnergy Corp 4.85% 7/15/2047 (e)	3,732,000	3,266,370
Florida Power & Light Co 2.45% 2/3/2032	2,000,000	1,726,395
Florida Power & Light Co 3.125% 12/1/2025	4,051,000	4,013,806
Florida Power & Light Co 3.15% 10/1/2049	5,556,000	3,868,147
Florida Power & Light Co 3.8% 12/15/2042	8,900,000	7,297,862
Florida Power & Light Co 4.05% 10/1/2044	4,304,000	3,614,889
Florida Power & Light Co 4.125% 6/1/2048	9,771,000	8,074,136
Florida Power & Light Co 5.1% 4/1/2033	7,400,000	7,500,356
Florida Power & Light Co 5.3% 6/15/2034	9,012,000	9,238,441
Georgia Power Co 3.25% 3/30/2027	6,781,000	6,628,465
Georgia Power Co 4.65% 5/16/2028 (c)	4,830,000	4,853,082
Georgia Power Co 4.7% 5/15/2032 (c)	4,000,000	3,954,520
Georgia Power Co 4.95% 5/17/2033	10,160,000	10,100,953
Georgia Power Co 5.2% 3/15/2035	7,030,000	7,077,687
Georgia Power Co 5.25% 3/15/2034	5,700,000	5,768,355
Indiana Michigan Power Co 3.25% 5/1/2051	3,867,000	2,629,570
Interstate Power and Light Co 2.3% 6/1/2030	11,051,000	9,755,849
IPALCO Enterprises Inc 5.75% 4/1/2034	4,000,000	4,089,997
ITC Holdings Corp 3.35% 11/15/2027	2,000,000	1,937,361
Jersey Central Power & Light Co 5.1% 1/15/2035 (d)	2,960,000	2,939,473
MidAmerican Energy Co 3.15% 4/15/2050	7,100,000	4,884,109
Nevada Power Co 3.125% 8/1/2050	5,300,000	3,506,529
NextEra Energy Capital Holdings Inc 1.875% 1/15/2027	13,726,000	13,077,926
NextEra Energy Capital Holdings Inc 1.9% 6/15/2028 (c)	9,666,000	8,891,639
NextEra Energy Capital Holdings Inc 2.44% 1/15/2032 (c)	13,630,000	11,636,136
NextEra Energy Capital Holdings Inc 5% 7/15/2032	8,800,000	8,802,322
NextEra Energy Capital Holdings Inc 5.05% 2/28/2033	9,100,000	9,086,600
NextEra Energy Capital Holdings Inc 5.9% 3/15/2055	4,320,000	4,405,260
NextEra Energy Capital Holdings Inc 6.75% 6/15/2054 (b)(c)	7,350,000	7,533,698
Northern States Power Co/MN 2.6% 6/1/2051	6,500,000	3,972,694
Northern States Power Co/MN 2.9% 3/1/2050	9,483,000	6,249,959
Northern States Power Co/MN 3.4% 8/15/2042	1,589,000	1,239,107
Northern States Power Co/MN 4.125% 5/15/2044	3,575,000	3,027,291
NSTAR Electric Co 3.2% 5/15/2027	6,076,000	5,914,972
NSTAR Electric Co 4.95% 9/15/2052 (c)	3,710,000	3,426,405
NSTAR Electric Co 5.2% 3/1/2035	3,850,000	3,863,319
Oglethorpe Power Corp 4.5% 4/1/2047	2,500,000	2,112,900
Oglethorpe Power Corp 5.05% 10/1/2048	2,000,000	1,826,252
Oglethorpe Power Corp 5.8% 6/1/2054 (d)	4,250,000	4,321,130
Oncor Electric Delivery Co LLC 0.55% 10/1/2025	25,429,000	24,853,966
Oncor Electric Delivery Co LLC 3.1% 9/15/2049	15,204,000	10,218,250
Oncor Electric Delivery Co LLC 3.8% 9/30/2047	7,733,000	6,009,603
Pacific Gas and Electric Co 3.15% 1/1/2026	11,599,645	11,424,801
Pacific Gas and Electric Co 3.25% 6/1/2031	4,833,000	4,319,702
Pacific Gas and Electric Co 3.45% 7/1/2025 (c)	4,833,185	4,805,740
Pacific Gas and Electric Co 3.5% 6/15/2025	9,666,000	9,617,827
Pacific Gas and Electric Co 4.2% 3/1/2029	1,000,000	968,207
Pacific Gas and Electric Co 4.2% 6/1/2041	24,166,000	19,650,400
Pacific Gas and Electric Co 4.55% 7/1/2030	30,062,414	29,083,087
Pacific Gas and Electric Co 4.75% 2/15/2044	967,000	827,519
Pacific Gas and Electric Co 5.45% 6/15/2027	1,100,000	1,113,123
Pacific Gas and Electric Co 6.4% 6/15/2033 (c)	15,000,000	15,839,584
Pacific Gas and Electric Co 6.7% 4/1/2053 (c)	5,910,000	6,347,875
PacifiCorp 4.125% 1/15/2049	10,692,000	8,445,422
PacifiCorp 4.15% 2/15/2050	2,900,000	2,286,590
PacifiCorp 6% 1/15/2039	4,919,000	5,104,612
PG&E Wildfire Recovery Funding LLC 5.081% 6/1/2043	1,000,000	989,643
PG&E Wildfire Recovery Funding LLC 5.099% 6/1/2054	5,100,000	4,900,981
PG&E Wildfire Recovery Funding LLC 5.212% 12/1/2049	11,120,000	10,843,689
Potomac Electric Power Co 6.5% 11/15/2037	3,024,000	3,398,231
PPL Capital Funding Inc 3.1% 5/15/2026	6,356,000	6,246,232
PPL Electric Utilities Corp 3% 10/1/2049	10,557,000	7,185,687
PPL Electric Utilities Corp 4.15% 10/1/2045	2,780,000	2,377,477
Progress Energy Inc 6% 12/1/2039 (c)	4,131,000	4,289,947
Public Service Co of Colorado 2.9% 5/15/2025	8,737,000	8,707,312
Public Service Co of Colorado 3.8% 6/15/2047	3,678,000	2,829,718
Public Service Co of Colorado 4.1% 6/1/2032 (c)	2,000,000	1,904,990
Public Service Co of Colorado 4.1% 6/15/2048	2,000,000	1,594,955
Public Service Co of Colorado 6.25% 9/1/2037	2,000,000	2,172,544
Public Service Co of Oklahoma 5.2% 1/15/2035 (c)	5,540,000	5,477,590
Public Service Electric and Gas Co 2.45% 1/15/2030	8,071,000	7,326,216
Public Service Electric and Gas Co 3.15% 1/1/2050	9,135,000	6,350,740
Public Service Electric and Gas Co 3.65% 9/1/2042	2,244,000	1,795,117
Public Service Electric and Gas Co 4% 6/1/2044 (c)	3,972,000	3,248,903
Public Service Electric and Gas Co 5.2% 8/1/2033	3,300,000	3,362,332
Public Service Electric and Gas Co 5.3% 8/1/2054	2,870,000	2,794,850
Puget Sound Energy Inc 4.3% 5/20/2045	5,092,000	4,240,182
Southern California Edison Co 2.25% 6/1/2030	7,198,000	6,288,573
Southern California Edison Co 2.95% 2/1/2051	15,950,000	9,964,850
Southern California Edison Co 3.7% 8/1/2025	2,000,000	1,988,277
Southern California Edison Co 4% 4/1/2047	7,944,000	6,075,467
Southern California Edison Co 4.125% 3/1/2048	5,606,000	4,306,675
Southern California Edison Co 4.875% 3/1/2049	8,000,000	6,850,456
Southern California Edison Co 5.7% 3/1/2053	3,300,000	3,165,739
Southern California Edison Co 5.85% 11/1/2027	9,900,000	10,113,812
Southern Co/The 3.25% 7/1/2026	10,737,000	10,560,748
Southern Co/The 3.7% 4/30/2030	10,000,000	9,512,015
Southern Co/The 4.4% 7/1/2046	5,814,000	4,898,443
Southern Co/The 5.15% 10/6/2025 (c)	8,000,000	8,024,741
Southern Co/The 6.375% 3/15/2055 (b)	2,800,000	2,818,271
Southwestern Electric Power Co 1.65% 3/15/2026 (c)	10,000,000	9,694,848
Southwestern Electric Power Co 5.3% 4/1/2033	5,310,000	5,341,303
Tampa Electric Co 4.45% 6/15/2049	9,306,000	7,958,276
Tampa Electric Co 6.15% 5/15/2037	4,972,000	5,286,458
Tucson Electric Power Co 5.2% 9/15/2034	6,200,000	6,224,564
Union Electric Co 3.9% 9/15/2042	2,940,000	2,422,560
Union Electric Co 5.45% 3/15/2053	7,400,000	7,284,237
Virginia Electric and Power Co 3.1% 5/15/2025	3,177,000	3,166,922
Virginia Electric and Power Co 3.3% 12/1/2049	5,800,000	4,061,595
Virginia Electric and Power Co 3.8% 4/1/2028 (c)	11,844,000	11,613,196
Virginia Electric and Power Co 3.8% 9/15/2047	6,522,000	5,065,230
Virginia Electric and Power Co 4.2% 5/15/2045	8,383,000	6,985,820
Virginia Electric and Power Co 4.45% 2/15/2044	2,185,000	1,906,696
Virginia Electric and Power Co 4.6% 12/1/2048	5,624,000	4,903,585
Virginia Electric and Power Co 5.05% 8/15/2034	2,170,000	2,160,039
Virginia Electric and Power Co 6% 5/15/2037	1,589,000	1,681,422
Wisconsin Electric Power Co 4.25% 6/1/2044	3,734,000	3,128,047
Wisconsin Public Service Corp 4.55% 12/1/2029	10,274,000	10,276,290
Xcel Energy Inc 3.35% 12/1/2026	2,383,000	2,332,414
Xcel Energy Inc 4% 6/15/2028	1,900,000	1,859,097
Xcel Energy Inc 4.6% 6/1/2032 (c)	11,300,000	10,954,496
		1,180,879,069
Gas Utilities - 0.2%
Atmos Energy Corp 1.5% 1/15/2031 (c)	2,000,000	1,677,901
Atmos Energy Corp 5.45% 10/15/2032 (c)	13,820,000	14,419,696
Atmos Energy Corp 5.9% 11/15/2033	7,550,000	8,014,916
CenterPoint Energy Resources Corp 4% 4/1/2028	7,400,000	7,281,584
CenterPoint Energy Resources Corp 4.4% 7/1/2032	2,000,000	1,930,265
CenterPoint Energy Resources Corp 5.25% 3/1/2028	2,400,000	2,443,703
CenterPoint Energy Resources Corp 5.4% 7/1/2034	5,710,000	5,811,790
Eastern Energy Gas Holdings LLC 5.8% 1/15/2035	7,100,000	7,370,484
Eastern Energy Gas Holdings LLC 6.2% 1/15/2055	7,100,000	7,557,311
Piedmont Natural Gas Co Inc 3.5% 6/1/2029	10,000,000	9,550,104
Piedmont Natural Gas Co Inc 5.1% 2/15/2035	2,450,000	2,437,470
Southern California Gas Co 2.6% 6/15/2026	10,509,000	10,260,497
Southern California Gas Co 5.05% 9/1/2034	8,300,000	8,236,864
Southern California Gas Co 6.35% 11/15/2052	4,200,000	4,563,400
Southern Co Gas Capital Corp 3.95% 10/1/2046	10,740,000	8,465,221
Southwest Gas Corp 5.45% 3/23/2028	6,606,000	6,733,553
Washington Gas Light Co 3.796% 9/15/2046 (c)	2,400,000	1,872,943
		108,627,702
Independent Power and Renewable Electricity Producers - 0.0%
Constellation Energy Generation LLC 3.25% 6/1/2025	15,566,000	15,498,287
Constellation Energy Generation LLC 5.75% 3/15/2054 (c)	7,400,000	7,285,030
Constellation Energy Generation LLC 6.25% 10/1/2039	2,000,000	2,113,102
		24,896,419
Multi-Utilities - 0.4%
Ameren Corp 1.95% 3/15/2027 (c)	8,995,000	8,550,283
Ameren Illinois Co 3.8% 5/15/2028 (c)	1,500,000	1,472,097
Ameren Illinois Co 4.5% 3/15/2049	5,993,000	5,209,263
Ameren Illinois Co 4.95% 6/1/2033	4,600,000	4,610,933
Ameren Illinois Co 5.55% 7/1/2054	2,700,000	2,735,851
Berkshire Hathaway Energy Co 3.25% 4/15/2028	7,944,000	7,647,575
Berkshire Hathaway Energy Co 3.7% 7/15/2030 (c)	7,954,000	7,608,751
Berkshire Hathaway Energy Co 3.8% 7/15/2048	7,944,000	6,133,482
Berkshire Hathaway Energy Co 4.25% 10/15/2050	6,859,000	5,567,989
Berkshire Hathaway Energy Co 4.5% 2/1/2045	5,282,000	4,622,524
Berkshire Hathaway Energy Co 5.15% 11/15/2043	6,144,000	5,932,008
CenterPoint Energy Inc 3.7% 9/1/2049	4,833,000	3,558,850
CMS Energy Corp 4.875% 3/1/2044	3,972,000	3,628,208
Consumers Energy Co 2.65% 8/15/2052	5,707,000	3,596,571
Consumers Energy Co 3.5% 8/1/2051	2,900,000	2,169,485
Consumers Energy Co 4.7% 1/15/2030	7,660,000	7,694,805
Delmarva Power & Light Co 4% 6/1/2042	3,177,000	2,620,252
Dominion Energy Inc 3.375% 4/1/2030	20,308,000	18,965,209
Dominion Energy Inc 3.9% 10/1/2025	10,247,000	10,204,925
Dominion Energy Inc 4.35% 8/15/2032 (c)	2,000,000	1,911,468
Dominion Energy Inc 4.9% 8/1/2041	1,589,000	1,452,201
Dominion Energy Inc 7% 6/1/2054 (b)	3,700,000	3,903,858
DTE Energy Co 2.85% 10/1/2026	4,766,000	4,646,758
DTE Energy Co 3.8% 3/15/2027	10,732,000	10,455,973
DTE Energy Co 4.95% 7/1/2027	5,690,000	5,735,211
DTE Energy Co 5.2% 4/1/2030	4,410,000	4,472,527
NiSource Inc 0.95% 8/15/2025	10,826,000	10,646,675
NiSource Inc 1.7% 2/15/2031	12,856,000	10,771,063
NiSource Inc 3.49% 5/15/2027	6,076,000	5,945,079
NiSource Inc 3.95% 3/30/2048	7,944,000	6,238,088
NiSource Inc 4.375% 5/15/2047	3,797,000	3,194,236
NiSource Inc 4.8% 2/15/2044	4,369,000	3,955,980
Public Service Enterprise Group Inc 2.45% 11/15/2031	5,100,000	4,387,005
Puget Energy Inc 3.65% 5/15/2025	6,411,000	6,391,530
Puget Energy Inc 4.1% 6/15/2030 (c)	11,406,000	10,877,574
San Diego Gas & Electric Co 4.5% 8/15/2040	795,000	721,284
San Diego Gas & Electric Co 5.35% 4/1/2053	1,300,000	1,249,038
Sempra 3.25% 6/15/2027	4,846,000	4,696,670
Sempra 3.8% 2/1/2038	6,737,000	5,572,686
Sempra 4% 2/1/2048	17,508,000	13,235,448
Sempra 4.125% 4/1/2052 (b)(c)	3,250,000	3,070,414
Sempra 6% 10/15/2039 (c)	795,000	813,864
		236,873,691
Water Utilities - 0.0%
American Water Capital Corp 2.8% 5/1/2030 (c)	2,000,000	1,828,215
American Water Capital Corp 2.95% 9/1/2027 (c)	4,833,000	4,659,117
American Water Capital Corp 3.45% 6/1/2029	4,833,000	4,621,282
American Water Capital Corp 4.45% 6/1/2032 (c)	12,000,000	11,629,600
American Water Capital Corp 5.25% 3/1/2035	7,000,000	7,076,085
American Water Capital Corp 6.593% 10/15/2037 (c)	5,173,000	5,862,591
		35,676,890
TOTAL UTILITIES		1,586,953,771

TOTAL UNITED STATES		13,705,790,456
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $17,919,844,458)		16,524,705,488

U.S. Government Agency - Mortgage Securities - 25.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 25.3%
Fannie Mae 2% 2/1/2052	9,898,629	8,057,285
Fannie Mae 2% 4/1/2052	11,236,177	9,103,886
Fannie Mae 2.5% 11/1/2031	10,759	10,269
Fannie Mae 2.5% 7/1/2050	5,824,930	4,928,073
Fannie Mae 3% 10/1/2031	1,651,034	1,594,942
Fannie Mae 3% 10/1/2046	19,694	17,602
Fannie Mae 3% 11/1/2047	320,386	284,954
Fannie Mae 3% 2/1/2050	181,713	160,197
Fannie Mae 3% 7/1/2050	7,676	6,760
Fannie Mae 3.5% 2/1/2045	11,544,791	10,796,434
Fannie Mae 3.5% 4/1/2031	730,552	719,622
Fannie Mae 4% 4/1/2050	452,525	428,783
Fannie Mae 5.5% 4/1/2053	929,067	932,467
Fannie Mae 6% 6/1/2053	1,855,384	1,891,591
Fannie Mae 6.5% 5/1/2053	24,592	25,417
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.54%, 7.19% 11/1/2034 (b)(g)	1,111,698	1,135,286
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.645%, 7.02% 4/1/2041 (b)(g)	69,005	70,657
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 7.071% 11/1/2034 (b)(g)	79,449	81,307
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	5,533,985	4,888,999
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	8,399,873	7,381,492
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	490,962	434,354
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	714,556	627,925
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	1,080,705	951,034
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	420,421	369,450
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	7,895,165	6,937,974
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	1,901,924	1,681,443
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2050	133,023	101,410
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2051	38,802,785	29,520,585
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2051	747,450	568,649
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	39,173,724	34,424,396
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	496,839	436,604
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	8,341,465	7,323,909
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	571,268	502,009
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	18,860,250	16,673,874
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	144,027	126,565
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	1,068,482	944,952
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	3,491,948	3,089,326
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	3,444,193	3,047,077
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	3,701,950	3,273,958
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	3,054,027	2,699,988
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2050	25,132,869	19,159,985
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2050	36,696,925	27,975,816
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2051	22,264,447	16,924,547
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	287,084	254,432
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	7,273,321	6,391,521
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	163,079	143,307
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	705,280	619,773
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	225,154	199,053
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050	35,291,036	26,904,040
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050	15,172,293	11,566,562
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	31,838,620	28,127,825
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	5,614,918	4,960,499
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2037	12,483,390	10,969,934
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	15,355,759	13,566,044
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2051	554,068	421,527
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	499,986	440,931
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	601,168	457,360
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2031	30,597	28,464
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2036	1,323,215	1,166,926
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2035	641,713	568,726
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	272,366	207,212
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	25,402	19,325
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	5,259,982	4,001,716
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2028	28,858	28,052
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2031	21,864	20,914
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	46,998,177	42,666,106
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	25,582	23,392
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	587,199	533,074
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	566,585	514,360
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	109,125,907	87,700,934
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	145,297	117,043
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	2,691,283	2,157,010
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	633,030	507,361
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	665,299	533,224
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2026	17,143	16,816
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2030	257,732	244,865
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	343,822	312,453
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	9,536,310	8,690,079
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	387,048	351,493
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	24,026	21,932
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	388,144	353,701
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	574,036	523,097
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2036	240,419	217,207
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2036	634,075	576,223
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2036	209,842	189,516
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2036	51,188	46,214
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2036	120,284	108,633
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	9,155,762	7,375,354
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	2,190,234	1,764,326
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	7,985,023	6,432,274
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	49,642,081	39,787,130
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	795,838	637,848
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	1,854,488	1,486,335
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	164,274	131,662
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2031	146,365	139,626
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2035	25,403,241	23,069,628
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2035	41,640,514	37,815,300
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2035	27,245	24,742
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	15,554,975	14,048,276
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	347,816	314,669
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	75,295	67,978
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	126,632	114,405
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2038	846,557	764,557
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	96,205,418	77,106,709
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	97,517,722	78,158,494
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	917,635	734,319
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	47,997,032	43,587,890
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	1,554,252	1,410,989
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	547,049	493,889
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2036	1,818,831	1,642,654
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2036	3,989,079	3,622,631
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2036	356,821	322,370
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	76,606,398	61,709,702
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	30,742,309	24,764,234
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	609,178	489,577
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	17,261,825	13,932,103
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	59,694,657	48,496,978
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	51,306,486	41,570,049
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	73,779,732	59,686,320
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	2,445,537	1,960,049
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	18,684	15,092
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	481,894	388,939
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	8,886,560	8,067,439
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	65,374	59,512
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	32,729	29,549
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	164,489	149,995
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2037	12,718,560	11,486,605
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	322,017,333	258,794,833
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	35,488,790	28,632,086
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	7,042,602	5,686,319
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	47,842	38,359
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	1,627,104	1,303,074
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	34,423	27,547
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	42,158,026	38,206,226
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	457,063	414,219
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	402,840	365,708
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	513,254	465,944
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	45,611	41,692
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	22,131,114	19,987,433
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	179,784	163,269
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2040	70,709	61,204
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	14,611,235	11,742,573
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	3,553,955	2,867,304
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	127,913	102,360
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,964,951	1,601,272
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	4,292,039	3,439,983
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2027	2,170	2,123
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2035	214,257	195,512
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2036	391,401	354,712
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2036	483,802	440,266
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	642,266	516,168
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	296,000	236,868
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2030	77,651	74,123
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2035	32,584	29,733
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2035	215,536	196,410
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2035	153,016	139,629
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	134,314	121,556
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	30,380	27,618
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	48,724	44,492
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	305,303	277,161
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2037	873,255	788,669
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2037	880,820	795,226
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2037	31,718	28,636
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	356,846,581	286,785,964
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	12,240,644	9,902,435
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	7,627,893	6,104,068
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2030	25,240	24,076
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	187,399	170,770
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2050	4,880,741	3,937,744
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	11,542,466	9,276,303
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	644,469	515,723
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2052	6,233,926	4,988,574
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	4,908,463	4,472,896
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	2,174,868	1,981,875
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	1,629,791	1,481,092
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	28,349	25,612
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	2,400,378	2,167,121
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	1,140,524	920,166
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	1,611,975	1,298,514
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	2,301,472	1,848,899
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2028	207,341	200,517
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	202,525	184,806
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	5,129,667	4,661,648
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	1,511,924	1,373,980
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	4,365,882	3,967,548
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	402,547	367,706
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2036	31,142	28,136
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	525,766	423,527
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	8,684,205	6,976,499
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2035	772,573	702,085
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2035	31,930,058	29,016,829
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2035	872,944	793,298
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2036	910,056	822,190
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2036	130,168	117,885
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	897,101	722,653
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	40,458,646	32,654,371
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	3,110,079	2,498,497
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2028	7,431	7,253
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2028	9,491	9,264
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2028	21,099	20,619
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2028	59,728	58,299
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2028	2,026,313	1,976,611
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2028	14,891	14,558
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2030	32,006	30,842
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2030	31,780	30,624
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	35,472	34,008
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	35,906	34,425
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	95,470	91,485
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	8,792	8,425
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	73,913	70,827
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	105,530	101,912
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	14,584	13,989
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	86,319	82,713
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	174,034	166,507
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	338,556	323,914
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	201,964	193,231
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	20,873	20,221
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	42,087	40,288
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	19,300	18,504
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	111,228	106,416
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	10,687	10,241
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	12,959	12,424
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	310,739	297,614
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	20,570	19,605
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	265,988	253,514
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	8,333	7,942
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	47,703	45,531
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	448,229	426,802
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	399,720	380,791
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	2,092,496	2,005,113
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	2,000,734	1,921,151
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	292,057	276,894
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	517,624	489,288
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	304,611	288,517
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2035	2,424,363	2,274,361
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2040	33,387	29,685
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	34,777	30,613
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2046	17,759	15,330
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2047	284,633	245,167
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2047	888,187	765,035
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2050	1,568,935	1,327,369
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	1,714,992	1,445,042
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	23,645,015	19,930,534
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	2,281,646	1,923,214
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	999,999	836,656
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	6,796,055	5,685,963
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,855,909	1,552,758
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	2,599,535	2,190,352
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2027	28,437	27,808
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2027	70,590	69,029
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2027	96,567	94,371
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2027	54,890	53,676
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2028	68,288	66,302
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2029	32,330	31,206
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2030	18,962	18,189
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2030	79,487	76,247
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2030	39,997	38,268
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	162,063	154,174
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	3,666	3,488
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	9,810	9,340
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	43,554	41,552
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	27,040	25,821
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	133,954	127,734
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	836,304	797,458
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	526,688	501,988
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	48,286	46,001
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	19,281	18,396
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	7,228	6,899
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	135,172	128,957
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	29,478	28,122
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	533,080	508,300
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	442,197	421,064
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	8,482	8,092
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	149,340	142,468
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2032	1,031,279	977,723
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2034	848,958	799,084
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2036	23,348	21,266
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2039	160,913	143,362
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2042	71,226	62,860
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2043	247,294	217,514
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	115,820,991	97,626,255
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	37,151	31,385
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	80,756,878	67,792,887
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	3,582,326	3,016,207
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2027	4,970	4,857
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2027	17,200	16,819
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2027	213,436	208,451
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2027	34,180	33,403
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2027	75,265	73,554
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	124,562	120,291
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	2,342	2,261
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	76,977	74,489
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	94,203	90,410
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	43,593	41,860
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	34,132	32,758
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	15,406	14,771
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	79,593	76,429
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	6,889	6,615
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	6,222	5,971
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	60,581	58,141
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	547,053	534,613
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	359,763	343,215
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	107,906	102,942
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	97,479	92,909
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	143,559	136,893
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	355,023	338,216
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	60,956	58,093
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	12,929	12,312
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	411,725	394,539
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	5,764	5,499
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	141,903	134,605
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	199,661	189,129
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	13,840	13,135
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	137,788	130,826
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	42,305	40,206
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2034	3,408,914	3,208,648
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2035	2,036,754	1,894,822
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	107,768	98,056
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	1,733,464	1,606,167
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2039	294,182	262,152
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2046	63,495	54,691
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2049	321,631	272,110
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2049	2,208,856	1,868,762
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2049	175,322	148,328
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	224,852	190,162
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	556,048	469,044
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	171,504	144,561
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	2,329,308	1,953,198
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	446,313	374,248
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2026	53,020	52,186
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	23,372	22,813
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	12,774	12,476
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	20,928	20,427
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	32,768	31,964
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	7,265	7,096
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	15,857	15,487
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	20,454	19,952
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	16,655	16,247
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	54,397	53,128
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	40,847	39,894
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2029	115,880	111,911
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2029	85,735	82,706
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	84,706	81,414
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	103,090	98,842
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	14,827	14,208
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	12,384	11,873
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	52,163	49,859
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	4,485	4,296
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	13,571	12,978
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	29,721	28,436
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	100,102	95,969
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	93,300	89,405
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	471,539	452,795
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	8,421	8,065
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	9,586	9,145
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	334,670	318,379
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	111,485	106,108
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	45,856	43,725
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	120,292	114,543
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	91,640	87,093
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	2,921	2,778
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	173,126	164,770
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	28,383	26,907
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	14,544	13,743
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	66,199	62,764
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	78,833	74,919
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	117,537	111,544
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	392,387	371,512
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	316,942	299,313
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2040	43,988	38,883
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2046	164,601	141,778
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	6,010,975	5,066,689
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	93,206	78,738
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	778,449	652,754
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	72,558,185	61,227,782
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	63,305,743	53,499,297
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	77,625,132	65,697,557
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	152,005	127,176
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	6,227,375	5,210,173
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2028	76,228	74,358
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2028	22,535	21,969
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2028	435,791	424,594
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2028	4,571	4,459
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2028	11,575	11,298
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2028	6,709	6,540
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2030	30,894	29,787
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2030	33,900	32,684
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2030	45,789	44,125
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	93,462	89,511
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	5,834	5,582
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	28,186	27,010
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	9,815	9,400
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	11,337	10,863
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	104,253	99,899
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	12,968	12,413
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	143,483	137,490
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	127,188	121,690
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	51,622	49,516
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	1,116,312	1,092,549
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	173,107	164,906
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	289,643	275,796
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	411,345	391,873
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	64,216	61,165
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	247,425	235,482
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	114,621	109,086
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2033	44,477	41,691
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2033	17,915	16,918
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	566,776	531,708
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2040	12,783	11,369
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	51,029	45,057
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043	51,706	45,485
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2047	158,222	136,283
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2050	959,089	809,621
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	128,317	107,878
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	1,066,028	896,230
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	2,386,113	1,998,593
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	1,682,625	1,409,356
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	1,570,519	1,319,875
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	786,075	661,360
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	774,689	651,780
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	782,900	655,752
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	2,426,413	2,032,349
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	1,505,275	1,260,809
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	968,086	809,956
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	1,038,410	868,792
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2027	25,914	25,405
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2028	56,004	54,598
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2028	3,088	3,009
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2028	58,501	57,031
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2029	138,385	134,438
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2029	237,850	232,588
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2030	85,346	82,026
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2030	2,841	2,739
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2031	2,756	2,638
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2031	11,245	10,765
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2032	9,447	8,995
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2032	255,818	243,582
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2032	3,745,594	3,568,126
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2032	81,487	77,701
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2033	151,012	143,158
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2033	34,373	32,541
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	509,145	476,052
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2037	11,097,280	10,285,820
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2037	3,971,348	3,680,953
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	222,861	196,853
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	14,828	13,142
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	123,908	109,276
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	66,129	55,823
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	93,506	78,934
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	159,056	133,722
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	5,344,383	4,493,124
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	12,988,768	10,948,316
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	10,974,145	9,191,877
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2027	1,662,209	1,629,550
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2027	10,339	10,160
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2028	9,769	9,518
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2028	66,145	64,483
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2028	16,643	16,244
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2028	28,053	27,316
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2028	105,703	102,987
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	82,031	79,012
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	100,533	97,059
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	428,738	416,568
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	214,026	204,371
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	433,601	414,866
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	51,626	49,394
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2032	299,490	285,164
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2032	134,549	127,933
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2032	64,233	61,132
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2032	21,682	20,635
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	11,583,157	10,938,873
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	413,577	383,593
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	591,369	548,681
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2040	1,999,067	1,775,384
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	96,954	85,249
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	501,720	441,398
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	30,987	27,286
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	1,662,875	1,467,012
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	45,639	40,817
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	160,320	142,503
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2045	10,408	9,001
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2046	105,578	91,137
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2046	51,346	44,323
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2046	40,348	34,829
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2046	17,358	14,984
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2046	21,681	18,716
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2046	10,737	9,269
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2046	19,488	16,822
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2046	44,469	38,386
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2050	602,512	508,614
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2050	31,024	26,189
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2050	97,243	82,088
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	130,128,651	109,401,616
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2027	1,489	1,457
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2027	9,505	9,307
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2027	33,612	32,951
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2027	4,923	4,826
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2027	18,238	17,879
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2027	138,247	135,531
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	27,936	27,203
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	18,827	18,354
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	62,393	60,682
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	10,369	10,108
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	7,896	7,671
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	7,144	6,981
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	31,725	30,910
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	40,285	39,181
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	103,658	100,876
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2029	36,108	34,980
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2029	77,739	75,312
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2030	9,416	9,070
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2030	109,680	105,475
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2030	1,123,466	1,095,240
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	99,897	95,623
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	206,628	197,893
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	22,830	21,833
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	120,197	114,945
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	20,737	19,832
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	90,056	86,118
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2032	201,709	191,708
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2032	121,706	116,107
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2035	1,135,811	1,061,986
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2035	657,463	614,729
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	4,796,881	4,258,969
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2043	101,013	88,739
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	261,546	225,772
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	63,626	54,923
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	54,715	47,231
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	90,690	78,286
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050	1,721,447	1,453,171
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050	925,719	781,451
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050	485,460	409,804
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050	4,658,906	3,932,845
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	83,314,656	70,044,206
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	39,581,162	33,350,846
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	13,912,336	11,665,931
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	3,133,856	2,621,960
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2027	5,412	5,299
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2027	30,924	30,298
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2027	36,594	35,807
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	153,623	149,585
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	35,618	34,642
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	1,344	1,305
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	3,888	3,784
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	27,968	27,155
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	553,680	538,821
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	1,540,028	1,497,830
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	9,654	9,400
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	176,410	171,774
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	13,670	13,303
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	5,650	5,498
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	33,702	32,797
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	8,882	8,664
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	24,642	23,981
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	14,528	14,138
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2030	28,268	27,101
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2030	11,737	11,287
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2030	59,847	57,520
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	199,625	190,701
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	38,029	36,349
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	50,509	48,117
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	210,505	201,014
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	66,361	63,464
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	71,900	68,827
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	107,863	103,053
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	3,122,565	2,984,740
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2032	12,935	12,310
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2032	169,440	161,108
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2032	116,373	111,019
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2035	14,825,637	13,862,007
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2035	740,650	692,509
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2036	421,908	391,584
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2040	7,418,447	6,580,387
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2040	219,608	194,386
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2043	9,258	8,165
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2046	357,457	308,564
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2046	133,790	115,490
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2046	392,104	337,859
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	160,455	135,449
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	248,872	210,087
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	431,413	364,180
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	33,889	28,671
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	34,479	29,170
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	1,262,760	1,068,334
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	569,668	476,617
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2026	36,981	36,485
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2027	184,499	180,529
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2027	4,809	4,699
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2027	24,720	24,203
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2027	75,655	74,074
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	10,043	9,762
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	185,739	180,649
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	13,597	13,224
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	139,953	136,119
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	358,608	348,979
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	24,070	23,424
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	415,586	404,912
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	71,625	69,703
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	3,513	3,417
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	51,862	50,354
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	20,318	19,750
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	12,423	12,076
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	203,529	197,948
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	67,923	66,025
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	73,495	71,359
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	8,081	7,869
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	39,925	38,854
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	6,836	6,637
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	43,632	42,412
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	9,597	9,318
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	4,888	4,743
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	3,198	3,112
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	28,534	27,767
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2029	1,366	1,318
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2029	81,454	78,538
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2030	65,314	62,811
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2030	6,067	5,814
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2030	6,873	6,607
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2030	10,878	10,461
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	281,100	268,690
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	49,163	46,968
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	18,959	18,104
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	8,171,251	7,627,372
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	446,842	417,100
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	517,620	483,167
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2037	298,955	276,814
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2037	1,151,165	1,071,306
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2037	2,724,239	2,522,482
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	574,624	509,432
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2045	2,615,863	2,226,182
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	1,106,123	954,826
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	2,482,255	2,142,729
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	318,627	275,045
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	7,837,720	6,616,261
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	42,958,890	36,478,817
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	263,594	222,185
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	8,540,949	7,169,861
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2027	1,408	1,378
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2027	44,818	43,854
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2027	2,915	2,851
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2027	6,800	6,653
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	27,400	26,664
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	26,184	25,451
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	29,010	28,167
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	111,761	108,699
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	115,808	112,570
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	21,310	20,726
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	8,384	8,154
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	42,476	41,336
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	15,995	15,557
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	11,819	11,495
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	4,649	4,485
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	218,784	211,175
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	1,943	1,876
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	444,421	429,396
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	135,796	131,206
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	270,509	261,103
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	174,314	168,250
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	32,642	31,539
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2030	32,641	31,343
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2030	67,976	65,239
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	85,699	81,874
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	7,872	7,521
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	74,604	71,241
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	879,703	840,437
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	258,517	246,984
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2032	2,864	2,712
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2032	41,015	38,886
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2032	332,321	315,533
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2033	214,045	202,538
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2034	48,995	46,117
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	13,313,648	12,427,492
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	14,667,037	13,690,799
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	1,888,744	1,763,030
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2036	131,940	122,374
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2039	23,099	20,610
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2043	112,714	98,757
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2043	114,479	100,755
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2043	84,164	73,747
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	50,456,925	42,530,465
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	19,149,234	16,164,949
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	2,697,097	2,279,301
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	451,641	381,538
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	25,000	20,916
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	11,398,291	9,568,511
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2027	28,167	27,544
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2027	7,804	7,627
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2027	61,013	59,625
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	13,753	13,247
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	120,114	116,055
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	250,073	241,746
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	79,149	76,434
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	677,647	653,724
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	262,725	253,455
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	1,168,803	1,128,162
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	89,355	86,518
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	139,828	134,674
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	130,556	126,076
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	140,992	136,229
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	120,497	116,120
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	302,216	292,150
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	6,711	6,481
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	6,011	5,737
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	37,009	35,325
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	113,903	109,147
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	18,440	17,609
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	155,740	148,579
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2032	1,168	1,105
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2032	117,145	111,328
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2034	535,378	503,926
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2040	253,259	224,188
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2046	167,257	144,379
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	25,417,501	21,424,574
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	2,187,295	1,843,685
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	440,078	370,945
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	5,310,375	4,476,149
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	694,858	585,700
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	36,791,269	30,885,126
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	58,207,037	49,299,550
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	229,799	192,263
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2052	500,000	418,562
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	92,039	90,718
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	9,595	9,461
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	1,536	1,515
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	24,722	24,368
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	4,192	4,133
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	94,058	92,746
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	2,791	2,750
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	6,824	6,724
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2029	3,312	3,234
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2029	12,113	11,825
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	345,773	336,177
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	1,522	1,505
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	59,231	57,692
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	27,851	27,290
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	79,464	77,288
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	19,490	18,949
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	79,184	77,576
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2031	31,157	30,192
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2031	15,040	14,569
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2031	12,880	12,481
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2031	787,131	762,518
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2031	19,254	18,624
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2031	600,725	582,341
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2032	85,381	82,322
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2032	7,083	6,838
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2032	722,419	697,210
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	997,922	960,014
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	85,897	82,715
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	93,464	89,997
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	13,347,356	12,774,571
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2040	671,167	619,174
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	234,263	214,658
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	601,539	552,012
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	320,025	292,066
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	1,345,404	1,224,221
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	10,961	9,958
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	389,434	354,072
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	485,883	441,557
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	8,476	7,703
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	122,384	110,277
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	1,898,941	1,723,415
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	94,622	85,299
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	55,496	49,977
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	11,703	10,515
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	57,255	51,817
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2046	445,374	398,486
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2046	8,380	7,498
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2046	735,502	658,068
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2046	70,806	63,352
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	56,807	50,719
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	1,797,068	1,604,505
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	3,396,804	3,032,822
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	253,380	226,229
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	1,140,684	1,018,455
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	989,360	883,346
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	1,376,881	1,229,342
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	2,575,298	2,299,344
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	134,207	119,826
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	1,639,151	1,463,509
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	145,179	129,623
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	155,038	138,425
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2048	321,497	285,942
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2048	47,401	42,158
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	5,378,085	4,741,296
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	97,379	85,849
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	9,873,953	8,704,834
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	726,946	640,873
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	568,788	501,441
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	13,364	11,782
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	109,142	96,219
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	54,586	48,123
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	39,825	35,308
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	59,113	52,410
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	17,344	15,274
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	33,193	29,262
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	15,289	13,392
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	1,328,350	1,164,426
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	259,143	227,163
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	1,241,616	1,088,396
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	907,288	795,325
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	1,082,442	948,864
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2026	967	954
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2026	12,552	12,382
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2027	12,038	11,840
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2027	67,093	65,904
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2027	355,651	349,880
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2029	3,382	3,293
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2029	322,227	313,407
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2029	29,293	28,541
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	86,562	83,914
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	87,500	84,882
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	489,132	474,494
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	35,854	34,795
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	116,496	112,890
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	19,544	18,938
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	18,370	17,814
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	4,621	4,483
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	47,906	46,474
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	95,476	92,555
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	164,903	160,045
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2031	461,501	445,954
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2031	24,960	24,063
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2031	142,761	137,908
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2032	1,379,229	1,327,712
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2032	13,031	12,539
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2032	148,838	143,409
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2033	37,160	35,762
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2033	105,943	101,959
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2033	289,701	278,808
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2034	18,981	18,178
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2034	216,908	208,346
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2039	4,974	4,589
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	25,050	23,017
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	393,561	357,174
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	99,906	90,510
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	394,499	357,213
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	402,337	363,239
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	541,365	488,824
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	1,059,086	959,945
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	36,934	33,455
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	93,896	85,109
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	441,001	399,465
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	6,391	5,793
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2044	14,789,767	13,419,524
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2044	229,639	205,176
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	961,095	859,010
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	22,059	19,716
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	5,790	5,170
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	192,963	172,287
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	207,034	184,849
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	1,256,305	1,121,687
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	1,415,597	1,263,910
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	338,003	301,785
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	163,628	146,095
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	21,240	18,984
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	328,331	293,456
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	17,302	15,469
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	984,662	879,152
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	1,078,008	962,495
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	206,597	182,716
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	22,734	20,298
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	27,081	24,204
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	678,663	605,942
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2047	408,256	363,106
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2048	40,683	36,120
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	11,131,920	9,872,991
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	14,122,373	12,564,967
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	7,649,628	6,755,832
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	23,687,657	20,919,949
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	83,350	73,611
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	224,493	198,614
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	410,650	362,669
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	1,380,124	1,218,868
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	7,050,990	6,176,461
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	20,514	17,976
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2026	60,803	59,955
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2026	172,929	170,590
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2026	52,851	52,092
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2027	417,703	410,294
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2027	27,382	26,908
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2027	16,324	16,028
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2027	119,807	117,863
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2029	6,373	6,200
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2029	5,255	5,109
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2029	3,030	2,951
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2029	17,576	17,082
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	196,981	190,684
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	143,822	139,420
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	43,327	42,002
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	157,955	153,178
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	5,933	5,760
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	41,703	40,441
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	66,230	64,204
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	9,441	9,183
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	108,610	105,335
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2031	66,668	64,404
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2031	19,624	18,945
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2031	2,790	2,743
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	1,484,672	1,428,771
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	118,879	114,366
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2033	1,023,898	986,391
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	381,651	365,511
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	1,053,484	958,735
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	52,475	47,969
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	118,121	107,768
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	584,009	531,272
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	236,948	216,584
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	785,425	712,472
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2043	15,250	13,807
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2045	101,986	91,344
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	7,566,354	6,755,587
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	12,578,620	11,230,766
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	7,036,464	6,282,477
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	198,523	177,250
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	170,928	152,613
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	138,979	124,086
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	155,606	138,932
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	20,233	18,065
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	3,660,218	3,268,010
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	104,042	92,893
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	10,627	9,488
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,117,487	997,743
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	11,349,795	10,302,388
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	852,115	774,085
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2047	570,579	507,477
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2047	160,481	142,733
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2047	239,333	212,865
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2047	75,476	67,129
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2048	5,272,811	4,689,681
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	1,454,689	1,282,448
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	190,689	168,111
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	1,221,605	1,076,961
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	520,170	458,580
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	20,110	17,685
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	295,786	260,486
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	389,127	343,053
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	677,094	595,442
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	393,399	346,573
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	381,794	334,321
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	6,776,903	5,913,073
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	17,099	16,868
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	22,539	22,225
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	45,237	44,607
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	10,994	10,845
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	7,312	7,213
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	11,813	11,653
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	9,081	8,954
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2027	2,302	2,259
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2027	1,405	1,379
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2028	6,226	6,100
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2029	559,345	544,444
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2029	11,867	11,542
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2029	8,655	8,430
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2029	33,884	32,969
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	35,423	34,339
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	42,215	40,910
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	20,084	19,476
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	229,452	222,593
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	71,005	68,864
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	10,803	10,476
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	9,441	9,149
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	8,954	8,677
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	26,309	25,477
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	7,361	7,130
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	3,014	2,921
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2031	18,018	17,401
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2031	16,593	16,035
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2031	73,547	70,978
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2031	185,638	179,217
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2031	15,799	15,263
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	217,762	208,931
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	96,729	93,177
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2033	28,306	27,242
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2033	640,868	616,771
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2033	141,694	136,366
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	14,795,291	14,160,371
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2039	65,918	60,812
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	788,947	721,814
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	417,519	379,458
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	238,123	216,365
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	29,118	26,481
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	76,034	69,467
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	13,716,691	12,459,022
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	5,535,809	5,033,627
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	1,094,242	991,978
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	255,036	231,287
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2043	95,199	86,388
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2044	668,824	596,530
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2045	922,852	826,560
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2045	556,909	498,800
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2045	647,980	580,369
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	757,811	676,608
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	220,618	196,978
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	26,006	23,220
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	7,516	6,710
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	8,882,875	7,931,037
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	63,747	56,916
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	29,237	26,105
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	789,942	705,297
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	2,492,725	2,225,619
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	19,251	17,188
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	196,991	175,882
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	1,326,649	1,184,493
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	187,022	166,982
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	370,738	331,012
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	170,380	152,123
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2047	250,066	222,411
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2047	54,145	48,157
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2047	414,337	368,515
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	928,429	818,499
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	9,398,193	8,370,577
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	293,225	258,506
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	1,828,350	1,611,866
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	299,265	263,831
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	548,569	483,616
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	822,035	724,703
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	140,074	123,182
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	1,395,394	1,230,174
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	746,068	653,767
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,404,899	1,231,967
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	31,955	28,022
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	74,088	73,025
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	40,301	39,722
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	87,922	86,665
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	5,584	5,503
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	18,509	18,222
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	701	690
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	6,641	6,543
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	9,654	9,515
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	4,490	4,427
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2029	655,127	640,015
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2029	1,136,567	1,110,357
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	325,980	317,286
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	666,115	647,872
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	60,936	59,290
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	6,540	6,346
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	11,407	11,070
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	34,660	33,709
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	62,531	60,771
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	11,997	11,622
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	16,771	16,247
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	21,751	21,056
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	114,665	111,038
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	697,435	675,375
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	4,326	4,191
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	4,077	3,951
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	10,525	10,185
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	7,797	7,540
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	38,085	36,854
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	39,096	37,872
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	196,389	190,600
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2032	83,716	80,767
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2032	19,939	19,225
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2032	9,810	9,465
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2032	439,626	424,947
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	1,397,575	1,343,589
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	751,362	723,296
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	78,649	75,691
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	97,209	93,372
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	474,688	457,367
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	14,618,266	14,062,360
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2040	4,608,982	4,251,939
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2040	113,260	104,486
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	91,203	82,920
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	402,507	365,251
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	97,753	89,066
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	183,000	165,804
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	10,796	9,775
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2045	65,554	58,775
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2045	52,644	47,206
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2045	347,577	311,636
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	329,959	295,221
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	80,169	71,729
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	137,174	122,733
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	1,283,532	1,148,403
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	432,031	386,547
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	200,893	179,366
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	95,720	85,463
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	6,310,700	5,634,481
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	2,695,843	2,406,972
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	1,888,005	1,685,697
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	4,713,592	4,275,352
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	671,838	609,353
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	4,458,272	4,041,278
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2048	283,282	251,776
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2048	40,302	35,895
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2049	164,794	146,157
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	3,711,229	3,271,803
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	302,411	266,415
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	319,431	281,609
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	27,251	24,007
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	171,509	151,202
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	52,542	46,107
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	4,474,936	3,940,889
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	559,804	493,171
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,328,771	1,164,795
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2026	4,885	4,840
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2026	1,126	1,115
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2027	72,566	71,467
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2027	192,039	189,132
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2027	2,354	2,320
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2027	4,334	4,270
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2027	13,955	13,756
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2028	17,759	17,444
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2028	5,386	5,282
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2028	6,183	6,063
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2029	43,613	42,590
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2029	814,336	794,644
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2030	79,236	76,982
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2030	7,023	6,863
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2030	233,257	229,816
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	53,615	51,918
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	89,166	86,283
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	4,215	4,073
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	12,165	11,779
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	19,117	18,478
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	35,364	34,269
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	20,502	19,846
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	34,200	33,252
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	139,505	134,591
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	45,314	43,720
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	15,404	14,838
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	650,657	627,549
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	269,500	260,003
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	1,088,255	1,049,239
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	21,036	20,288
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	99,664	96,123
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	13,100	12,635
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	115,668	111,200
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	47,993	46,184
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2035	1,541,105	1,470,154
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2038	434,079	405,607
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2042	46,314	42,257
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	6,960	6,318
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	6,055	5,491
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	24,310	22,054
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	27,437	24,928
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	184,953	167,974
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	21,502	19,538
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	48,160	43,793
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	98,911	88,498
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	64,990	58,148
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	375,827	336,261
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	305,598	273,424
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	51,666	46,227
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	31,378	28,075
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	304,534	272,473
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	420,275	375,241
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	218,693	194,986
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	148,839	132,890
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	305,735	272,592
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	595,586	529,347
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	801,348	712,224
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	403,755	359,103
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	15,938	14,166
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	603,364	531,546
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	24,212	21,330
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	24,252,255	21,501,945
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	67,848,700	60,154,366
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	24,616,643	21,825,010
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	4,476,418	3,968,773
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	4,225,273	3,746,109
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	3,027,065	2,679,999
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	3,594,861	3,182,695
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	34,884	30,732
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	281,072	247,616
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	163,186	143,762
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	855,544	753,709
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	28,829	25,416
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	19,466	17,149
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	10,721	9,445
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2051	237,347	208,947
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	15,465,268	13,508,459
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	56,257	55,405
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	9,907	9,761
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	3,313	3,264
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	56,804	55,923
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	229,958	226,479
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	16,075	15,832
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	9,596	9,451
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	105,233	103,687
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	10,753	10,590
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	11,550	11,380
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2029	52,011	50,772
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2029	14,298	13,956
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2029	26,915	26,243
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2029	65,600	64,052
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2030	8,530	8,303
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2030	2,276	2,214
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2030	5,825	5,670
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2030	293,982	285,723
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2030	14,892	14,468
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2030	5,351	5,210
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	38,159	36,940
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	6,336	6,131
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	4,547	4,407
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	17,295	16,766
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	172,276	166,762
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	172,869	167,047
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	302,578	292,957
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2032	211,188	203,621
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2032	209,327	201,887
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2032	11,599	11,184
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	410,388	394,394
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	10,158	9,795
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2034	2,445	2,349
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2039	119,437	110,708
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2040	39,922	36,754
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2042	16,112	14,763
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2042	4,591,398	4,187,987
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	56,592	51,552
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	81,427	74,267
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	566,862	514,392
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	40,385	36,486
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	196,605	178,404
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	110,618	99,913
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	11,925	10,829
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	76,646	69,596
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	1,483,906	1,346,049
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	19,051	17,284
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	418,729	379,976
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	151,212	135,576
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	64,419	57,758
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	9,619	8,624
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	12,298	11,027
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	105,767	94,831
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	12,662	11,353
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	2,919,959	2,626,235
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	101,743	91,032
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	304,246	272,215
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	94,017	84,119
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	221,826	198,472
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	105,404	94,307
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	84,959	76,015
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	14,486	12,961
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	66,229	59,256
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	129,467	115,837
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	89,912	80,446
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	2,932	2,624
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	29,648	26,526
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	167,953	149,956
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	1,310,683	1,186,829
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	1,243,605	1,105,295
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	63,731	56,643
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	51,085	45,403
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	1,204,834	1,071,589
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	6,402,654	5,811,199
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	5,964,449	5,420,970
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2049	102,654	90,949
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2049	35,662	31,596
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	11,674,670	10,350,712
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	8,743,302	7,702,593
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	148,172	130,535
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	117,352	103,384
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	10,985	9,685
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	835,755	736,275
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	1,657,867	1,447,580
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2026	2,112	2,091
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	21,142	20,822
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	24,557	24,176
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	837	823
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	2,666	2,626
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	16,099	15,856
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	2,496	2,455
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	154	153
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	25,320	24,917
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	5,270	5,182
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	360	354
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	5,257	5,178
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	13,997	13,780
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	27,146	26,725
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	28,903	28,455
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	45,673	44,985
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2030	17,284	16,817
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	24,360	23,640
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	3,797	3,674
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	368,653	356,977
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	35,010	33,903
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	88,896	85,964
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	793,905	768,416
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	123,780	119,342
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	167,986	161,967
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	311,561	300,205
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	129,860	125,122
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	64,196	61,935
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2034	376,227	361,023
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2034	12,234	11,740
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2035	567,759	543,039
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2040	35,608,229	33,628,704
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	8,927	8,143
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	2,103,979	1,909,240
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	5,573	5,080
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	128,778	116,822
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	37,902	34,338
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	1,823,338	1,656,392
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	363,381	329,760
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	76,511	69,301
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	1,244,764	1,127,249
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	1,840,245	1,666,457
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	83,679	75,888
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	101,059	91,638
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	94,775	85,987
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	1,177,948	1,069,308
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	40,034	36,323
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	10,562,116	9,585,385
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	6,102	5,544
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	3,671,579	3,326,010
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	894,758	802,237
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	120,698	107,991
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	80,677	72,183
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	12,055	10,774
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	14,201	12,706
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	660,392	590,248
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	640,208	572,807
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	101,172	90,521
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	267,141	239,016
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	40,649	36,370
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	18,808	16,828
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	18,306	16,378
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	143,243	128,163
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	5,274	4,719
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	3,293	2,946
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2047	74,486	66,504
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2048	143,120	127,203
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2049	73,598	65,206
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2049	48,094	42,550
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	268,251	236,321
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	1,446,969	1,275,642
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	1,077,633	950,037
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	132,417	116,655
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	164,508	144,927
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	1,585,494	1,397,765
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	695,044	612,314
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2051	2,186,642	1,920,217
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	40,457,647	35,306,964
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	58,135,388	51,115,656
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	5,998,887	5,234,228
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	169,432	166,805
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	30,221	29,752
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	11,406	11,225
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	5,826	5,728
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	215,194	211,767
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	1,361	1,339
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2028	81,340	80,079
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	3,260	3,180
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	29,809	29,076
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	13,931	13,594
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	177,607	173,120
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	390,714	381,501
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	69,083	67,404
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	15,989	15,595
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	162,767	159,055
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	72,983	70,879
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	24,873	24,140
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	21,254	20,641
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	492,488	478,651
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	529,593	514,332
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	9,736	9,435
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	59,756	58,121
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2031	62,462	60,400
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2031	7,682	7,436
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2031	628,299	608,319
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2032	14,494	13,974
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2032	21,415	20,602
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2032	42,341	40,773
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	67,232	64,567
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	37,002	35,467
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	66,941	64,529
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2034	146,153	140,247
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2034	13,276	12,739
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2035	2,189,412	2,096,825
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2042	2,069,348	1,883,010
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	64,814	58,745
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	195,753	177,317
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	773,515	701,111
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	1,482,443	1,343,363
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	125,487	113,660
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	236,541	214,405
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	23,666	21,566
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	217,621	197,340
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	40,450	36,704
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	63,286	57,447
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	280,726	254,588
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	45,871	41,370
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	8,261	7,486
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	40,509	36,762
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	40,962	37,155
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	33,355	30,172
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	345,263	313,245
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	8,478	7,743
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	45,230	41,050
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	202,731	184,713
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	162,923	147,726
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	7,744,290	7,031,922
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	1,720,585	1,561,390
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	285,659	260,883
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	21,272	19,552
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	5,573	5,059
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	13,277	12,051
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	452,628	410,352
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	689,080	617,826
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	409,859	367,478
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2046	1,284,930	1,148,448
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2046	6,639	5,936
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2047	230,055	205,116
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2047	144,158	128,531
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2048	3,998,823	3,554,086
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2049	836,704	740,250
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2049	61,121	54,075
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	4,778,453	4,220,130
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	11,188	9,856
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	66,753	58,787
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	36,864	32,465
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	488,313	430,190
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	42,810	37,380
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	5,191,959	4,530,156
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2026	3,472	3,435
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2027	133,879	131,853
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2027	116,741	114,974
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2027	548	540
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2027	5,903	5,816
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	259,011	252,561
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	138,952	135,344
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	357,483	348,572
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	42,354	41,299
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	144,176	140,635
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	72,191	70,316
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	20,545	20,033
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	12,295	11,987
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	18,253	17,786
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	9,052	8,833
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	18,828	18,358
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	6,401	6,244
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	138,122	134,142
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	20,611	20,017
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	37,447	36,369
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	15,541	15,105
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	54,206	52,624
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	114,143	110,939
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	57,811	56,063
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	146,418	142,257
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2031	33,321	32,157
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2031	15,970	15,427
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	1,385,253	1,334,754
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	198,957	191,820
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	5,955	5,738
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	21,595	20,782
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2033	50,193	48,183
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2033	339,020	326,802
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	2,306,712	2,209,164
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2039	2,577,740	2,382,079
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	82,406	74,593
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	71,261	64,310
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	13,934	12,613
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	229,143	207,591
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	748,282	678,505
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	765,544	694,663
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	971,806	881,554
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	1,088,991	987,436
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	349,658	317,573
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	18,401	16,691
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	458,430	415,260
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	45,351	41,223
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	786,347	712,042
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	1,083,730	983,731
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	212,251	192,257
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	84,515	76,686
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	60,623	54,933
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	228,826	207,927
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	66,064	59,984
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	47,184	42,789
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	79,305	71,878
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	118,217	107,139
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	69,542	62,840
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	67,182	60,651
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	642,925	583,193
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	17,458	15,769
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	23,193	21,031
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	89,956	81,559
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	7,288,011	6,608,418
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	102,541	91,937
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	7,690	6,895
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	151,064	135,019
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	136,774	122,247
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	224,349	200,519
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	2,814,312	2,550,661
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2047	505,323	450,544
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2047	188,058	167,672
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2047	933,379	833,364
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2047	22,124	19,726
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2047	767,600	685,349
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2049	565,163	500,011
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2049	833,033	737,001
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2049	361,273	319,626
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2049	1,164,870	1,028,764
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	50,504,152	44,476,896
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	894,421	787,679
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	1,219,068	1,074,725
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	309,048	272,166
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	27,700	24,394
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	45,194,921	40,352,091
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	23,109	20,257
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	663,465	581,175
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2026	53,287	52,694
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2027	12,700	12,471
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2027	3,291	3,237
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2027	2,903	2,856
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2027	1,919	1,889
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2027	6,986	6,878
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2027	33,464	32,915
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	33,956	33,097
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	23,402	22,817
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	120,432	117,388
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	1,922	1,877
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	14,308	13,960
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	55,033	53,676
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	104,457	101,745
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	393,952	384,135
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	108,018	105,104
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	20,323	19,824
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	110,190	107,290
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	12,967	12,643
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	369,268	359,685
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	10,278	10,014
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	125,416	122,159
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2030	45,459	44,098
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2030	71,359	69,252
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2031	173,726	167,933
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2031	4,224	4,135
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	5,585,316	5,380,075
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	9,544	9,179
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	213,418	205,445
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	332,721	321,412
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2033	332,400	320,421
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2033	79,506	76,641
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2033	107,690	103,809
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2033	2,152	2,074
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2037	3,578,541	3,394,779
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2039	302,396	279,442
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	259,666	235,176
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	115,796	105,392
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	141,153	127,868
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	10,081	9,169
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	154,439	139,782
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	33,869	30,702
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	83,654	75,566
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	27,917	25,285
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	2,042,804	1,852,296
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	291,394	263,970
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	84,001	76,571
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	261,269	236,915
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	120,342	109,008
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	944,424	855,260
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	249,745	226,096
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	393,506	356,574
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	423,743	384,640
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	9,007	8,129
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	92,993	83,877
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	33,873	30,572
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	112,494	101,969
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	93,524	84,743
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2044	837,194	748,008
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	10,463,760	9,371,952
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	269,390	240,776
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	246,012	219,881
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	72,800	65,067
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	153,341	137,054
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	317,717	285,162
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	1,082,938	956,406
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	434,398	383,643
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	421,086	370,833
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	423,598	373,045
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	465,659	410,087
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	3,006,973	2,650,934
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	223,675	197,191
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	2,034,604	1,782,253
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	18,575	18,229
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	7,238	7,113
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	18,266	17,982
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	5,987	5,881
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	31,624	31,091
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	17,402	17,078
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	23,452	23,057
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	595	585
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	23,493	23,137
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2029	61,478	59,881
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2029	4,016	3,910
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2029	71,094	69,323
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2029	14,257	13,901
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2029	12,720	12,398
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2029	27,634	26,888
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	8,955	8,697
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	67,413	65,396
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	8,523	8,271
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	75,099	72,853
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	73,694	71,488
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	26,373	25,577
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	4,909	4,764
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	398,979	387,048
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	43,948	42,668
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	40,982	39,803
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2031	23,077	22,307
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	771,801	743,211
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	91,401	87,845
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	175,961	168,990
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	107,631	103,444
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	200,010	192,269
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	109,319	105,229
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	220,542	211,799
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	58,726	56,568
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	817,498	792,759
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2033	21,396	20,592
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2033	469,094	451,456
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2033	383,659	369,833
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2033	471,658	453,923
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2038	24,019	22,346
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	122,732	112,263
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	3,124,150	2,831,725
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	14,381	12,967
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	316,436	287,007
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	150,619	136,467
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	31,171	28,187
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	109,943	99,632
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	44,153	39,837
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	503,944	457,206
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	4,010,589	3,638,951
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2045	46,200	41,380
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	19,862,524	17,758,997
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	361,417	323,028
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	277,454	247,984
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	3,691,485	3,299,387
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	193,034	172,530
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	154,955	138,497
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	26,586	23,762
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	15,513	13,865
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	14,276	12,760
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	4,246	3,795
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	2,791,813	2,533,163
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2047	15,683	13,949
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2047	372,671	331,456
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2047	21,100	18,892
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2047	1,854,522	1,649,427
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2048	111,955	99,398
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2048	598,941	534,762
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	2,779,147	2,454,426
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	373,420	329,789
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	11,581,439	10,275,293
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	134,353	118,655
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	534,884	472,387
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	72,441	63,977
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	133,492	117,561
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	154,979	136,483
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	2,244,549	1,979,487
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	207,940	182,149
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	1,513,772	1,328,385
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	1,357,796	1,189,389
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2026	17,746	17,636
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2026	180	178
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2026	337	334
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2026	276	273
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2026	243	240
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2026	1,571	1,561
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2026	2,708	2,690
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2026	1,390	1,381
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2026	1,146	1,139
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2026	10,030	9,967
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2026	1,729	1,718
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2026	23,903	23,755
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2026	8,323	8,268
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2026	1,839	1,828
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2027	145	142
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2028	392	389
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2028	29,497	29,265
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2029	900	888
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2031	4,004	3,941
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2031	57,271	56,371
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2033	33,756	32,962
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2034	568,768	554,677
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2034	114,006	111,181
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2035	1,868,727	1,817,174
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2035	14,227	13,853
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	8,977	8,398
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	44,029	41,068
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	7,708	7,196
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	9,768	9,139
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	757,626	706,538
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	298,458	278,652
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	127,227	119,393
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	103,385	96,414
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	102,950	95,715
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	234,073	219,972
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	43,328	40,419
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	25,264	23,678
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	20,173	18,825
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	331,272	309,191
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	4,878,736	4,561,940
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2044	366,623	342,951
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	4,592,771	4,266,369
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	10,451	9,687
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	3,862,712	3,582,780
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	229,196	212,580
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	66,683	61,914
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	114,188	105,878
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	64,304	59,797
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	134,893	124,762
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	173,589	161,486
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	172,371	159,913
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	33,525	31,049
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	1,085,533	1,006,742
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	25,481	23,631
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	47,042	43,628
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	13,214	12,255
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	10,267	9,521
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	24,301	22,537
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	225,779	209,392
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	490,731	455,113
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	614,290	569,703
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	93,629	86,833
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	1,013,487	939,925
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	577,141	535,251
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	16,384	15,159
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	119,220	110,306
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	3,731,781	3,452,755
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	382,882	353,296
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	2,970,372	2,740,851
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	1,186,031	1,094,386
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	36,577	33,705
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	161,824	149,117
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	100,542	92,177
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	247,503	225,594
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	168,775	153,676
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2025	160	158
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2026	853	845
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2026	8,828	8,747
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2026	3,638	3,606
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2026	409	406
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2026	46,756	46,354
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2027	67,865	67,093
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2028	256	252
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2028	395,200	390,005
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2028	2,905	2,867
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2028	4,965	4,896
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2030	32,769	32,232
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2030	16,162	15,911
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2033	86,185	84,077
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2033	73,726	71,922
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2033	26,679	26,043
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2033	43,735	42,665
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	9,656	9,085
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	85,942	80,005
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	652,070	609,342
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	114,199	106,767
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	36,220	33,790
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	2,330,882	2,178,758
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	623,885	582,334
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	1,061,032	993,396
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	444,585	413,710
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	41,417	38,686
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	50,965	47,716
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	152,117	141,465
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	35,275	32,716
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	2,102,290	1,956,325
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	59,871	55,723
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	124,311	115,438
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	179,667	166,661
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	9,928	9,216
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	21,784	20,275
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	5,033	4,671
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	237,044	221,468
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	2,142,813	1,988,621
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	3,887,753	3,567,907
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	553,938	514,078
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	12,413	11,524
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	1,310,675	1,212,676
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	67,600	62,630
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	406,687	376,279
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	29,118	26,977
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	726,571	670,429
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	100,865	93,071
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	59,043	54,481
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2048	390,097	359,832
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	191,607	175,784
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	11,831,346	10,939,319
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2025	133	131
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2025	33,771	33,561
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2025	247	245
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2026	1,689	1,675
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2026	438	434
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2026	11,124	11,028
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2026	6,409	6,353
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2027	78,948	78,050
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2028	4,351	4,295
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2028	4,093	4,039
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2029	22,335	22,008
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2029	81,875	80,813
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2031	2,700	2,662
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2031	6,771	6,676
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2032	4,178	4,082
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2033	211,150	205,985
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2033	9,007	8,784
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2037	1,622,870	1,562,378
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2041	937,949	877,358
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	102,839	96,117
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	253,959	237,136
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	170,417	159,235
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	66,963	62,526
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	209,557	195,838
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	51,994	48,632
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2043	7,523	7,001
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2043	744,774	695,741
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2043	628,711	587,952
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	66,700	61,901
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	118,677	110,174
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	2,427,207	2,253,309
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	2,562,154	2,378,588
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	2,669,921	2,478,634
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	3,231,430	3,001,933
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	3,406,154	3,161,055
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	14,250	13,224
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	15,336,764	14,233,166
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2046	1,688,661	1,562,399
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2046	204,529	189,236
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2046	13,746	12,718
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	6,356,689	5,865,506
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	936,861	864,469
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	122,825	113,334
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	56,290	51,941
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	949,391	876,031
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	2,001,189	1,840,928
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	736,203	677,937
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	2,114,566	1,928,045
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2025	1,875	1,864
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2025	19,340	19,227
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2025	5,532	5,497
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2025	274	271
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2025	952	946
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2025	2,509	2,493
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2025	4,625	4,598
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2025	537	534
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2025	16,595	16,498
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2025	23,352	23,207
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2026	4,156	4,119
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2026	236,683	234,548
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2026	63,387	62,791
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2026	792	785
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2029	52,346	51,555
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2029	18,760	18,474
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2029	17,825	17,542
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2029	2,346	2,311
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2030	3,944	3,882
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2033	68,683	67,046
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2033	5,212	5,083
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2034	390,073	379,799
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2040	7,248	6,806
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	7,063,618	6,619,962
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	2,801,618	2,623,470
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	60,378	56,746
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	1,165,208	1,090,096
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	126,389	117,829
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	297,961	278,570
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	635,762	591,601
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	304,426	284,807
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	261,784	243,701
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	286,900	267,187
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	24,885	23,437
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	80,497	74,910
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	20,237	18,850
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	38,287	35,702
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	129,292	120,991
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	3,929	3,657
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2044	164,400	152,224
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	365,159	338,883
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	90,120	83,635
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	39,969	37,093
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	6,038	5,604
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	42,843	39,760
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	2,044,946	1,897,797
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	32,285	29,962
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	215,544	200,101
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,131,888	1,047,256
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	344,063	318,338
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	700,285	647,924
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	223,616	207,385
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	854,577	790,680
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	150,073	138,852
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	2,268,876	2,118,549
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	9,646,155	8,900,795
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	298,315	275,264
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	2,165,871	2,003,929
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2048	127,909	117,546
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2051	741,262	674,951
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2026	992	986
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2026	1,276	1,267
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2026	3,489	3,466
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2026	1,131	1,124
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2026	43,142	42,841
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2027	3,810	3,775
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2027	25,371	25,137
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2029	499	492
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2029	41,831	41,238
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2029	374,197	369,015
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2029	2,460	2,426
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2031	17,672	17,394
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2031	8,425	8,327
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2031	45,079	44,454
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2032	14,418	14,119
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2033	12,919	12,615
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2033	7,488	7,323
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2034	284,021	276,984
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2034	104,845	102,509
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	2,297,723	2,240,080
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2041	3,888	3,661
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2041	10,581	9,948
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2042	84,961	79,429
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	486,515	453,925
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	182,501	171,137
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	845,347	790,064
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	299,329	278,266
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	885,308	825,257
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	618,043	578,168
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	279,504	259,875
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	95,674	88,996
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	103,165	96,532
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	94,652	88,324
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	68,372	63,601
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	1,897,585	1,758,957
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	72,770	67,377
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	27,109	25,102
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	193,583	179,774
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	190,376	176,796
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	44,985	41,704
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	226,629	210,005
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	176,480	163,670
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	38,208	35,435
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	211,621	196,261
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	21,093	19,562
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	1,385,818	1,285,232
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	109,283	101,351
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	12,603	11,688
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	35,154	32,602
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	221,040	204,513
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	152,391	140,996
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	9,997	9,250
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	287,787	266,269
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	34,730	32,003
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	362,009	333,584
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	2,015,581	1,857,317
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	68,852	63,446
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	87,938	81,034
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2026	11,733	11,651
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2026	2,165	2,150
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2026	3,989	3,960
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2026	3,379	3,354
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2026	377	373
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2026	19,401	19,266
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2027	182,350	180,743
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2027	2,145	2,123
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2027	1,880	1,860
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2028	45,044	44,552
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2029	30,841	30,446
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2029	55,068	54,296
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2029	8,583	8,469
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2029	15,556	15,341
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2029	1,933,591	1,906,489
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2030	53,849	52,994
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2031	78,618	77,383
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2033	216,559	211,465
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2034	174,687	170,360
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2034	97,961	95,595
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2035	528,492	516,059
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2035	77,707	75,442
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	119,115	111,183
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	2,691,399	2,508,608
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	106,604	99,249
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2045	10,371	9,631
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2045	385,008	357,545
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2045	44,768	41,575
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	2,751	2,551
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	27,021	25,060
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	17,460	16,193
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	3,460,008	3,232,517
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	26,719,451	24,943,358
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2048	241,116	222,183
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050	21,263	19,613
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2026	6,779	6,727
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2026	8,379	8,316
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2026	114,357	113,645
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2027	18,773	18,587
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2027	11,566	11,447
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2027	2,434	2,410
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2027	15,863	15,743
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2028	15,099	14,927
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2028	5,258	5,192
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2029	19,053	18,771
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2029	563,934	556,124
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2029	6,774	6,678
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2030	8,369	8,240
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2031	5,437	5,346
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2031	49,972	49,140
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2031	56,975	56,026
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2031	59,859	58,862
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2033	6,744	6,586
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2033	32,793	32,021
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2033	5,551	5,421
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2034	320,474	312,434
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2034	156,203	152,431
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2039	319,755	303,941
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	199,611	187,112
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	539,790	504,802
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	125,820	117,445
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	192,620	180,185
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	66,369	61,916
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	262,286	245,637
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	515,674	482,293
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	58,007	53,943
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	118,558	110,588
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	424,258	395,674
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	27,937	26,048
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	138,748	129,988
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2045	11,961	11,108
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2045	143,896	133,632
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2045	281,677	261,585
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2045	79,617	73,938
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2045	62,277	57,835
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2045	66,800	62,035
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	3,329,730	3,088,049
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	113,933	105,663
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	16,571	15,368
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	93,148	86,387
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	197,491	183,156
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	78,153	72,481
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	20,530	19,040
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	291,851	270,668
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	46,431	43,061
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	105,081	97,454
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2047	2,556,866	2,353,384
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2047	496,345	458,457
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2047	139,500	128,852
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2047	92,378	85,326
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2049	7,937	7,286
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	146,540	133,248
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	1,050,897	953,930
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	925,592	839,898
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2026	304	301
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2027	203,548	201,673
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2027	150,821	149,431
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2027	15,898	15,746
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2028	5,293	5,237
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2028	68,155	67,262
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2029	29,618	29,152
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2030	108,308	106,755
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2031	86,938	85,490
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2033	988,620	965,363
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2033	1,236,638	1,207,546
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2033	31,776	31,029
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2035	226,358	221,033
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2037	353,727	342,200
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2037	696,202	673,514
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2039	432,313	410,256
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	446,238	418,121
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	400,298	375,032
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	486,980	455,769
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	19,461	18,293
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	59,995	55,938
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	64,555	60,159
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	49,653	46,265
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	20,961	19,528
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	72,214	67,631
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	36,206	33,836
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	86,713	81,111
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	1,193,441	1,115,426
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	442,491	411,162
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	107,938	100,572
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	847,280	785,782
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	516,525	478,550
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	4,137,398	3,839,681
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	143,450	132,904
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	541,414	502,117
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	391,604	363,181
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	36,113	33,492
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	7,124	6,607
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	52,009	48,120
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	4,669	4,320
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	316,951	292,757
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	320,388	295,932
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	13,927	12,864
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	3,410	3,150
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	88,703	81,932
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	9,437	8,716
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2048	22,212	20,440
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2048	129,912	119,549
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2048	106,867	98,343
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	69,659	63,950
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	77,683	71,122
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	16,778,890	15,241,185
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	646,637	587,376
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	1,719,488	1,561,905
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	1,482,034	1,347,602
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2025	177	176
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2027	60,170	59,576
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2028	3,848	3,798
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2029	11,479	11,342
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2029	12,292	12,112
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2030	20,231	19,900
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2031	67,287	66,167
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2032	10,657	10,430
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2033	739,242	721,852
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2033	59,631	58,191
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2034	95,881	93,476
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2034	130,671	126,846
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2035	2,222,391	2,167,332
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2037	830,861	803,266
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2037	42,539	41,113
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2037	25,149	24,283
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2037	768,381	741,421
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2037	209,712	203,009
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2041	1,431,324	1,329,224
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	206,183	192,762
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	83,565	78,319
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	93,144	87,113
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	4,031	3,754
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	3,352	3,113
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	880,582	820,376
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	21,667	20,196
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	1,819	1,709
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	181,597	169,467
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	95,193	88,706
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	177,976	166,301
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	1,402,801	1,305,781
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2044	153,198	143,740
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	86,944	80,742
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	94,324	87,596
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	340,377	316,097
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	2,592,109	2,407,207
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	431,389	400,617
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2046	1,850,487	1,714,439
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2046	49,749	46,092
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2047	14,626	13,510
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2047	5,462	5,045
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2047	30,450	28,126
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	947,045	872,091
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	15,173	14,005
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	166,052	152,806
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	26,057	23,922
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	188,270	173,252
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	6,844,779	6,330,855
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2051	11,665	10,661
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	740,305	672,459
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	54,684,968	49,673,353
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	11,286,380	10,262,619
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2026	5,463	5,419
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2026	22,016	21,843
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2027	474	470
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2027	11,036	10,925
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2027	71,849	71,304
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2029	2,376	2,342
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2029	231,262	227,906
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2029	7,622	7,512
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2030	17,546	17,264
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2030	5,460	5,371
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2031	82,592	81,217
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2031	146,140	143,707
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032	1,450,994	1,418,673
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032	35,111	34,362
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032	17,218	16,834
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2033	724,274	707,235
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2037	166,275	160,597
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2039	378,497	359,186
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	4,610	4,307
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	221,435	206,738
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	1,036,282	970,857
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	544,786	510,240
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	227,004	211,598
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	41,714	38,843
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	4,883	4,568
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	308,768	289,511
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	224,177	211,345
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	30,197	28,228
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	186,702	174,619
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	311,191	290,981
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	43,353	40,461
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	288,848	270,026
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	65,202	61,018
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	230,817	216,974
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	73,074	68,068
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	26,296	24,655
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	62,567	58,395
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	4,389,082	4,089,981
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	50,918	47,438
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2044	12,691	11,795
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2045	3,794	3,526
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	26,747	24,780
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	1,028,907	953,262
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	6,890	6,384
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	23,755	22,008
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	3,769,466	3,481,733
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	60,773	56,134
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	3,128,069	2,889,295
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	46,418	42,874
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	43,277,026	40,409,075
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2048	290,711	267,521
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2048	154,646	142,261
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2048	542,864	499,390
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2048	11,874	10,927
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	6,804,391	6,244,592
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	10,208	9,369
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	5,630,122	5,166,931
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	792,186	727,013
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	65,266	59,896
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	997,897	906,132
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	2,130,573	1,936,648
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	55,591	50,531
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2026	323	319
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2026	1,696	1,682
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2026	400	397
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2026	1,374	1,363
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2028	41,495	40,949
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2029	26,397	26,010
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2029	77,893	76,706
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2029	30,042	29,611
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2030	17,996	17,710
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2031	13,475	13,217
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2031	16,555	16,280
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2032	16,947	16,570
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2033	560,363	546,831
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2033	26,174	25,542
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2033	49,762	48,576
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2033	352,145	343,641
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	392,749	383,019
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2039	169,862	161,196
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	426,511	398,390
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	60,949	57,372
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	114,966	107,371
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	43,890	40,959
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	66,227	61,684
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	30,866	28,863
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	150,989	141,352
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	2,469,684	2,309,828
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	4,463,306	4,174,432
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	17,795	16,662
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	2,121,352	1,979,558
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	4,064	3,781
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	58,440	54,529
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	1,047,179	974,956
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	12,932,964	12,082,867
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2044	4,390	4,076
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	5,119,299	4,750,926
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	102,158	94,838
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	79,137	73,467
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	50,176	46,597
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	948,040	879,822
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	19,908	18,444
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	25,227	23,372
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2047	4,185,291	3,865,817
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2047	36,494	33,708
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2047	11,448	10,575
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2047	68,193	62,987
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2048	1,016,528	935,439
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	53,076,287	48,709,690
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	12,272	11,263
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	92,047	84,474
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	17,731,263	16,316,836
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2025	1,294	1,288
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2026	4,121	4,085
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2026	2,801	2,777
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2026	378	374
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2026	9,411	9,333
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2026	19,520	19,384
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2027	3,573	3,533
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2028	1,369,903	1,352,402
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2028	269,677	266,282
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2028	23,285	23,031
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2028	2,756	2,732
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2029	13,102	12,902
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2029	96,510	95,036
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2029	47,224	46,504
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2030	28,184	27,722
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2030	53,982	53,098
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2030	2,947	2,897
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	1,412,807	1,378,688
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	6,270	6,121
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	1,016,359	991,814
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2036	439,339	425,434
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2037	45,958	44,288
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2037	236,048	227,692
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2039	935,587	887,853
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	424,022	396,433
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	1,822,157	1,702,530
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	308,237	288,704
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	2,000,093	1,872,714
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	229,160	213,582
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	83,932	78,114
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	71,143	66,308
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	272,134	254,313
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	121,785	113,614
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	117,071	109,698
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	40,593	38,057
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	627,915	590,522
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	455,598	425,808
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	30,385	28,386
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	279,185	260,314
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	43,036	40,662
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	77,057	72,246
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	229,383	214,150
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2043	584,027	544,284
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2043	1,193,307	1,109,569
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2043	477,590	445,163
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2043	8,214	7,721
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2043	53,516	49,953
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	9,277	8,610
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	95,748	88,859
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	96,966	89,989
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	382,350	354,837
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	16,198	15,032
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	44,479	41,279
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	116,645	108,251
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	363,145	335,085
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	30,550	28,189
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	3,121	2,880
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	6,227	5,746
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2048	54,106	49,773
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2048	11,660	10,719
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2048	6,619	6,097
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2049	442,872	406,299
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2050	37,612,297	34,506,172
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2026	2,618	2,605
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2026	94	93
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2026	775	771
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2026	6,045	6,014
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2026	26,769	26,637
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2026	1,244	1,238
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2026	8,288	8,244
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2027	32,765	32,633
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2033	352,330	346,578
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2040	2,041	1,978
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2040	28,987	28,072
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	467,837	452,998
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	224,881	217,604
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	66,172	63,953
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	12,738	12,325
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	404,475	391,186
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	24,198	23,428
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	1,396,576	1,349,920
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	740,822	715,002
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	655,777	632,601
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	5,116,332	4,938,316
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2044	482,319	463,759
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2044	93,402	89,840
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	58,735	56,319
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	4,817	4,635
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	92,284	88,510
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	137,731	132,214
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	20,194	19,396
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	4,442	4,268
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	50,833	48,780
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	5,820	5,589
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	47,639	45,870
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	129,813	124,629
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	6,163	5,919
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	4,606	4,412
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	42,009	40,238
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	5,200	4,981
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	42,311	40,527
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	42,487	40,696
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	1,139,325	1,091,299
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	273,936	262,389
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2047	3,384	3,230
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2047	783,783	748,050
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2047	27,297	26,052
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2047	16,636	15,877
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	6,476,639	6,177,314
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	270,734	257,883
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	574,744	545,846
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	779,710	740,508
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	12,450	11,824
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	72,742	69,085
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	6,673	6,337
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2050	238,766	226,388
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2050	510,722	484,245
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2050	41,776	39,727
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	511,071	480,712
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	1,720,508	1,624,460
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2025	244	242
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2025	626	623
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2025	32	31
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2025	74	73
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2025	10,174	10,128
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2033	245,863	241,695
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2034	827,956	813,403
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2037	44,391	43,388
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2037	407,225	398,031
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2037	929,890	908,897
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2038	1,462,300	1,423,964
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	13,847	13,438
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	109,252	105,802
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	65,949	63,866
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	15,658	15,153
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	322,504	311,970
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	179,240	173,514
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	115,763	112,047
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	134,224	130,184
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	8,345	8,078
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	144,726	139,956
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	66,082	63,854
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	72,295	69,699
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	525,134	507,919
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	1,963,770	1,898,135
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	738,554	713,820
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	31,833	30,723
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	247,628	239,355
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	90,019	86,789
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	144,764	139,266
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	67,061	64,478
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	67,768	65,190
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	25,470	24,518
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	417,397	401,474
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	220,999	212,416
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	311,570	299,262
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	233,773	224,568
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	36,517	35,075
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	21,837	20,979
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	41,116	39,508
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	19,102	18,341
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	23,779	22,854
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	7,858	7,551
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	22,936	22,033
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	1,653	1,588
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	477,707	459,221
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	27,719	26,586
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	101,273	97,131
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	82,331	78,963
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	104,648	100,368
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	265,605	254,741
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	51,001	48,915
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	456,562	437,887
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	44,321	42,509
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	20,514	19,675
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	7,624	7,312
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	1,619,917	1,553,656
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	92,834	89,036
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	255,685	245,227
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	12,812	12,288
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	1,189,131	1,137,519
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	4,085	3,903
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	1,097,948	1,052,695
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	87,953	83,778
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	828,460	789,136
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	9,061,119	8,631,023
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	95,474	90,942
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	5,824,677	5,535,460
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	21,593	20,507
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	7,141	6,787
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	206,608	196,349
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	205,129	194,751
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2049	1,041,911	988,874
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2051	224,737	212,191
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	1,734,287	1,631,915
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	908,282	852,964
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	716,636	672,990
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	2,052,829	1,929,729
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	2,279,371	2,140,549
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2025	586	583
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2025	782	778
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2025	13,154	13,095
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2025	460	457
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2033	400,845	394,050
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2033	10,589	10,534
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2037	337,855	330,016
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2037	1,271,060	1,241,172
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2039	73,714	71,714
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	121,018	117,425
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,825,203	1,765,627
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	10,386	10,029
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	222,554	215,003
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	5,064	4,893
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	596,419	576,505
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	39,012	37,666
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	22,731	21,920
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	32,710	31,623
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	17,989	17,342
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	19,660	18,977
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	6,899	6,653
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	7,503	7,238
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	33,383	32,116
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	7,847,484	7,585,712
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	484,556	465,587
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	858,029	827,850
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2044	212,976	204,588
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2044	9,242	8,878
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2044	662,202	635,958
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2044	52,914	50,807
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2044	34,065	32,696
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2044	60,641	58,226
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2044	17,941	17,240
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2044	6,591	6,321
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	11,433	10,965
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	12,777	12,254
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	25,744	24,691
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	121,448	116,480
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	56,190	53,891
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	17,682	16,959
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	7,806	7,487
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	23,671	22,703
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	40,747	39,081
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	188,503	180,792
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	11,895	11,408
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	11,725	11,245
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	98,515	94,485
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2047	3,795,513	3,615,355
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2047	142,709	135,936
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	697,751	663,106
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	9,227	8,769
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	6,428	6,105
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	26,701	25,409
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	89,453	84,955
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	97,644	92,643
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	504,129	478,309
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	56,528	53,721
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2050	666,350	633,263
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2025	446	444
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2025	15,399	15,319
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2025	3,494	3,479
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2025	1,556	1,548
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2025	6,847	6,812
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2034	134,169	131,727
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2037	3,370,565	3,288,149
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	118,399	114,531
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	17,205	16,625
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	726,711	702,811
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	857,252	827,977
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	1,404	1,356
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	114,053	110,154
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	61,651	59,625
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	244,333	235,805
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	385,101	370,549
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2043	137,779	132,570
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2043	16,938	16,294
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2043	412,243	396,075
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	28,330	27,215
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	76,051	73,012
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	46,695	44,862
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	49,542	47,578
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	13,879	13,331
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	27,462	26,373
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	31,651	30,395
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	56,683	54,293
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	56,346	53,971
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	2,498,106	2,395,924
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	47,623	45,675
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	15,220	14,597
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	22,520	21,599
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	181,433	174,011
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	87,433	83,857
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	93,346	89,411
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	13,349	12,803
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	27,608	26,479
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	83,062	79,664
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2046	78,979	75,452
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	59,783	57,020
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	16,875	16,074
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	148,441	141,534
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	593,052	565,458
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	106,594	101,635
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	2,317,127	2,200,625
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	6,527	6,199
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	253,240	240,508
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	90,518	85,967
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	151,516	143,993
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	607,247	575,767
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	5,918	5,611
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	817,432	777,865
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	308,095	292,123
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2050	826,439	782,046
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2026	2,825	2,811
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2026	4,552	4,526
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2026	32	31
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2026	538	536
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2026	293	291
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2026	57,264	56,957
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2027	10,934	10,866
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2029	11,822	11,753
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2033	950,415	934,898
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2034	15,654	15,389
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2038	9,579,444	9,363,173
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2039	1,319,444	1,279,742
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	16,826	16,275
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	682,136	659,986
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	356,436	344,760
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	62,760	60,707
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	154,200	149,172
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	15,168	14,678
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	1,490,815	1,437,650
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	28,879	28,004
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	87,522	84,443
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	16,105	15,565
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	33,684	32,573
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	225,442	217,669
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	1,040,881	1,005,823
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	763,382	737,504
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2044	375,673	360,830
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	16,812	16,156
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	20,093	19,309
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	20,707	19,860
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	15,833	15,217
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	144,272	138,393
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	18,742	18,011
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	8,393	8,065
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	86,879	83,489
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	412,777	396,201
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	8,255,577	7,984,273
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	105,788	101,328
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	79,181	75,843
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	7,885	7,553
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	5,171	4,953
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	4,495,233	4,305,742
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	232,769	222,957
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	84,003	80,462
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	574,246	550,040
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	146,750	140,931
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	420,208	401,050
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	378,784	361,515
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	37,926	36,197
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	91,218	87,060
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	284,671	271,693
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	5,267	5,045
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	116,182	110,886
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	130,843	124,878
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	78,140	74,358
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	72,627	69,112
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	11,790	11,193
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	184,785	175,609
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	142,817	135,592
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	14,087,629	13,374,920
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	954,302	906,022
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	1,880,491	1,785,354
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	215,076	203,859
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	319,220	302,571
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	346,607	328,638
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	3,882,811	3,703,363
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2051	177,232	166,691
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2051	422,147	399,867
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2025	14	13
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2026	1,901	1,891
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2026	6,145	6,110
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2026	610	607
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2026	604	601
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2031	172,672	171,526
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2032	573,638	567,598
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2034	58,421	57,413
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2034	15,765	15,674
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2035	12,626	12,521
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	4,925	4,765
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	52,198	50,446
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	34,451	33,177
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	48,117	46,441
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	318,039	306,974
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	1,248,722	1,205,027
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2044	15,755	15,189
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2044	69,479	66,801
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2044	656,141	631,044
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	62,968	60,510
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	25,673	24,752
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	30,697	29,499
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	235,516	226,324
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	923	888
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	4,503,391	4,347,633
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	94,063	89,980
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	195,736	187,241
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	4,187	4,030
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	62,628	59,909
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	129,471	123,852
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	565,644	541,800
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	83,450	79,828
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	63,387	60,715
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	27,480	26,322
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	79,451	75,829
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	478,157	456,357
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	89,521	85,440
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	83,123	79,333
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	1,014,687	968,426
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	5,369	5,124
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	173,842	165,427
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	137,904	131,229
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	132,241	125,550
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	739,829	702,400
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	227,988	216,668
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	15,343,501	14,581,641
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	179,793	170,416
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	245,639	233,212
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	3,837,186	3,641,859
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	2,652,581	2,513,411
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2051	138,537	131,528
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2051	512,857	486,751
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2051	118,103	111,731
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2026	3,167	3,149
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2026	7,279	7,240
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2026	3,095	3,078
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2026	271	268
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2026	698	694
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2026	3,574	3,554
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2026	414	412
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2026	31,904	31,727
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2026	11,433	11,370
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2026	3,644	3,629
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2034	2,747	2,700
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2039	63,867	61,954
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2039	16,572	16,138
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2041	23,230	22,466
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2041	17,667	17,107
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	49,721	47,967
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	239,186	231,112
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	322,050	311,072
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	115,911	112,004
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	66,937	64,595
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	49,458	47,533
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	9,864	9,490
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	76,866	73,866
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	217,326	208,844
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	20,631,769	19,817,511
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	91,867	87,880
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	70,344	67,291
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	318,047	304,243
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	9,158	8,772
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	78,649	75,236
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	607,662	579,578
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	2,503	2,388
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	1,333,616	1,271,982
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	1,784,028	1,701,577
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	120,757	115,176
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	121,556	115,938
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	12,500	11,923
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	844,060	803,204
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	3,005,436	2,859,962
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	23,594	22,511
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	213,271	202,948
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	43,626	41,514
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	45,496	43,294
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	74,562	70,953
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	12,223,988	11,605,563
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	1,354,580	1,286,050
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	58,449	55,492
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	119,978	114,096
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2050	285,374	270,402
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2050	35,649	33,779
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	220,205	207,568
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2025	310	308
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2025	151	149
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2029	9,097	9,044
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2030	5,223	5,158
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2041	386,685	373,189
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2041	115,187	111,416
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2044	26,608	25,575
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2044	108,378	104,188
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2044	5,897,175	5,695,954
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	13,905	13,363
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	1,317,594	1,266,170
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	39,218	37,687
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	1,463,614	1,404,662
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	401,819	384,379
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	144,560	138,738
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	1,045,445	1,003,336
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	182,059	173,645
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	22,080	21,060
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	433,082	409,683
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	1,928,347	1,839,226
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	829,584	790,596
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	110,305	105,207
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	169,941	161,954
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	41,451	39,444
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	480,810	457,537
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	3,492,604	3,327,915
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	596,854	568,710
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	83,835	79,777
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	82,499	78,506
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	345,078	328,375
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	316,944	301,603
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	1,194,242	1,136,436
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	163,536	154,764
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	169,228	160,614
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	14,413	13,680
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	80,246	76,161
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	163,687	155,764
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	313,052	297,508
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	53,355	50,555
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	553,026	524,011
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	1,666,460	1,582,673
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	130,691	124,080
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	522,744	495,155
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	3,822,641	3,591,321
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2053	6,066,132	5,698,578
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2054	19,888,029	18,655,022
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2025	142	140
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2025	838	834
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2026	34,351	34,152
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2026	4,274	4,250
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2026	21,544	21,417
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2026	30,611	30,434
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2034	552,550	543,184
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2037	1,460	1,445
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	498,355	481,944
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2042	1,326,599	1,279,364
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2042	7,843	7,565
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2042	64,600	62,218
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2042	3,083,320	2,971,687
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2044	59,809	57,513
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2044	4,996	4,801
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2044	60,223	57,841
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2044	16,583	15,939
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2044	85,168	81,822
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	14,218	13,645
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	160,517	154,051
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	21,797	20,851
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	376,130	360,275
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	8,096	7,735
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	67,288	64,284
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	68,780	65,945
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	7,329	7,001
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047	1,066,613	1,017,318
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047	685,949	654,247
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047	1,626,476	1,551,307
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	16,591	15,626
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	238,384	224,648
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	142,847	134,616
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	1,210,398	1,151,811
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	343,096	326,703
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	2,552,948	2,429,376
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	3,046,660	2,899,190
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2049	207,124	196,580
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2049	29,627	28,119
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2049	2,585,012	2,453,426
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2050	1,215,581	1,151,424
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	767,279	720,849
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	25,133	23,612
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2025	33	31
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2025	425	423
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2025	122	121
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2025	5	4
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2025	1,793	1,786
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2025	42	41
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2030	104,443	103,135
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2033	35,107	34,512
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2033	456,682	449,654
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2034	7,785	7,653
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	100,277	96,865
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2043	15,110	14,567
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2044	4,040	3,886
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2044	33,008	31,729
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2044	1,197	1,151
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2044	172,568	165,800
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2044	89,417	85,924
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2044	56,154	53,940
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045	50,044	48,028
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045	80,286	77,052
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	29,391	28,078
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	70,374	67,232
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	11,219	10,718
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	403,373	385,361
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	1,626	1,553
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	5,956,477	5,690,499
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	1,010,475	968,828
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	136,239	130,624
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	3,657,946	3,488,890
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	15,142	14,442
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	8,534	8,140
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	1,389,056	1,324,859
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	1,311,952	1,246,809
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	188,037	178,701
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	288,256	273,943
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	1,968,984	1,871,217
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	77,316	73,477
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	246,508	234,268
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	239,104	227,530
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	1,784,611	1,693,768
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	38,036	36,100
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	7,220	6,852
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	404,387	384,055
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	76,240	72,359
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	16,388,968	15,595,683
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	200,291	190,095
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2050	120,334	113,983
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	22,638,002	21,268,109
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	18,667,355	17,543,571
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2025	1,114	1,110
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2025	40	39
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2025	56	55
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2025	625	622
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2025	1,562	1,556
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2025	1,987	1,979
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2025	17,047	16,978
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2026	104,065	103,441
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2027	90,284	89,857
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2037	638,979	624,553
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	180,794	175,275
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	144,857	140,460
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2041	182,783	176,563
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2041	185,080	179,113
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2041	30,126	29,095
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2041	15,134	14,618
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2042	2,122,004	2,048,262
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	12,117	11,668
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	54,198	52,141
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	112,979	108,708
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	11,095	10,676
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	83,666	80,501
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	74,581	72,032
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	658,179	632,124
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	21,788	21,085
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	2,830	2,723
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	292,510	281,241
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	57,331	55,337
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	35,415	34,019
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	52,453	50,424
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	11,005	10,575
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	12,752	12,255
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	1,201	1,158
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	38,482	36,936
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	106,370	102,182
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	65,811	63,211
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	64,827	62,335
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	58,267	55,920
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	115,062	110,356
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	119,751	114,853
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	469,679	450,467
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	1,234,000	1,184,297
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	21,212	20,384
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	80,655	77,406
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	106,698	102,334
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	22,375	21,474
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	382,674	367,260
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	73,622	70,656
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2046	32,003	30,574
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2046	33,871	32,359
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2046	1,091,013	1,046,046
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	148,514	141,651
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	35,494	33,809
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	97,179	92,566
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	2,948,361	2,812,099
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	621,329	590,478
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	719,253	683,540
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	3,237,874	3,077,102
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	413,628	389,561
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	898,493	852,756
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	1,853,748	1,759,386
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	495,963	470,717
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2050	199,506	189,101
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2050	1,421,826	1,347,673
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2051	155,384	146,903
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2051	305,551	288,876
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2051	656,293	621,450
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	8,690,802	8,164,896
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	28,997,703	27,242,965
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	9,862,162	9,265,373
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	804,790	758,542
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2025	201	199
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2025	225	223
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2025	3,986	3,968
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2025	228	226
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2026	36,703	36,500
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2026	7,596	7,553
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	10,250	9,947
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	138,817	133,869
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	688,525	667,804
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	42,378	41,069
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	61,212	59,456
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	115,698	112,424
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	15,523	15,014
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	13,919	13,453
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	1,117,314	1,080,360
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	43,366	41,867
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	36,658	35,478
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	131,054	126,819
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	85,202	82,175
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	41,280	39,850
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	125,079	120,848
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	169,174	163,151
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	31,403	30,317
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	1,016,894	981,493
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	2,775,593	2,685,661
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	8,928	8,621
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2043	781,703	752,341
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2043	2,612	2,514
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2043	681,503	656,007
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2043	343,235	330,157
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	1,881,323	1,807,398
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	4,924,451	4,731,281
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	124,245	119,385
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	1,918,608	1,842,509
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	3,516	3,381
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	67,506	64,830
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	1,517	1,467
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	12,705	12,216
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	119,907	115,386
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	18,102	17,384
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	26,906	25,806
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	250,408	240,165
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	740,885	710,581
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	59,140	56,758
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	111,555	106,992
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	98,523	94,493
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	10,476	10,047
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	57,882	55,515
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	56,460	54,151
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	2,439,039	2,340,798
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	1,187,966	1,139,003
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	3,744	3,566
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	608,858	578,626
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	144,988	137,789
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	22,922,645	21,813,106
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	77,677	73,820
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	11,832	11,245
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	20,257	19,213
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	663,766	630,808
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	260,862	247,909
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	264,835	252,016
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	86,543	82,246
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	91,936	87,371
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	1,056,187	1,002,423
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	14,341,064	13,611,052
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	117,912	111,910
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	6,264,295	5,949,335
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2050	3,022,294	2,869,393
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2050	132,823	125,772
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	679,835	640,768
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	396,573	372,421
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	2,443,615	2,299,372
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	1,340,684	1,263,640
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	8,239,505	7,737,689
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	2,810,804	2,639,616
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2027	14,389	14,361
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2027	3,802	3,795
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	160,262	158,832
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	51,517	51,071
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	50,570	50,067
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2042	39,252	38,841
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2043	3,848,670	3,811,124
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	17,605	17,408
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	168,476	166,596
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	90,676	89,664
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	957	946
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	192,668	190,517
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	2,578	2,549
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	2,304	2,278
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2045	38,576	38,110
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2045	5,043	4,987
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2045	9,538	9,422
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2046	32,106	31,647
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	45,741	44,931
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	3,598	3,534
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	1,373,945	1,349,593
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	117,426	115,455
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	343,106	336,167
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	15,179	14,872
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	258,147	252,442
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	247,930	242,451
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	10,250	10,040
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	28,523	27,892
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	169,849	166,149
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	650,752	636,371
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	6,859	6,708
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	15,351	15,016
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	20,689	20,232
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2050	129,753	126,642
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2050	6,387,928	6,248,754
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2050	343,877	335,633
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2050	27,951	27,281
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2055	8,999,103	8,672,974
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2025	7,451	7,432
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2026	794	793
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2029	7,852	7,825
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2035	7,108	7,066
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	216,610	215,014
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	1,699,697	1,685,554
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	74,530	73,869
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	8,866	8,786
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	107,296	106,357
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	81,125	80,445
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	7,892	7,824
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	11,010	10,921
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	6,880	6,813
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	73,729	73,067
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	8,103	8,015
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	3,883	3,849
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	25,388	25,059
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	24,297	23,975
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	3,758	3,707
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	223,267	220,283
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	9,046	8,922
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	1,413	1,396
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	18,114	17,880
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	102,209	100,972
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	301,117	297,474
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	82,280	81,285
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	84,340	83,319
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	110,955	109,613
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	22,691	22,367
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	2,044,275	2,025,662
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	112,778	110,885
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	99,154	97,490
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	26,657	26,210
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	183,187	180,112
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	2,134	2,098
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	10,189	10,083
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	224,097	219,635
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	173,650	170,193
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	49,849	48,856
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	405,582	397,506
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	3,287,951	3,216,316
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	1,578	1,543
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	1,543,272	1,509,648
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	129,766	126,939
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	639,016	625,094
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	279,779	273,684
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2049	663,141	647,657
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2049	16,383	16,011
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2049	137,374	134,424
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2050	314,081	306,257
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2050	21,638	21,099
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2050	13,367	13,075
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	22,211,088	21,437,387
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2054	36,595	35,269
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2029	6,052	6,031
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2037	1,056,283	1,049,989
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2038	98,338	97,659
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	452,473	448,428
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	24,936	24,719
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	157,003	155,566
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	268,937	266,297
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	12,504	12,389
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	34,376	34,060
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	22,591	22,363
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	138,697	137,279
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	9,635	9,551
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	7,496	7,398
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	346,448	341,878
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	55,131	54,376
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	3,283	3,247
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	3,051	3,014
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	53,278	52,634
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	5,560	5,492
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	71,635	70,769
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	99,017	97,819
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	1,507	1,489
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	96,480	95,312
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	6,760	6,678
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	206,600	203,648
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	988	978
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2046	889,047	873,289
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	568,069	556,758
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	29,750	29,157
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	441,796	432,171
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	58,691	57,412
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	1,375,707	1,345,735
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	175,482	171,659
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	130,934	128,082
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	493,602	483,311
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	1,280,128	1,252,238
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	25,649	25,082
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	35,635	34,858
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	6,763	6,615
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	163,752	160,133
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	722,811	707,063
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	70,778	68,869
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	38,964	38,103
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2049	1,060,697	1,035,598
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	12,263,701	11,831,717
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2028	1,571	1,568
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	2,976	2,957
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	744,253	738,056
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	25,637	25,387
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	48,296	47,824
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	1,730	1,715
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	22,281	22,060
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	40,137	39,689
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	2,048	2,025
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	2,221	2,197
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	4,289	4,237
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	76,991	76,059
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	19,195	18,963
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	80,683	79,706
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	97,506	96,326
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	2,803	2,771
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	23,394	23,111
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	69,230	68,392
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	4,314	4,262
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2045	180,727	177,919
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	4,306	4,230
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	169,394	166,392
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	56,756	55,803
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	64,587	63,442
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	4,401	4,323
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	1,095,823	1,071,606
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	258,845	253,124
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	437,502	427,834
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	42,938	41,989
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	18,523	18,113
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	61,174	59,822
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	68,257	66,749
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	22,729	22,226
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	53,338	52,343
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	262,657	256,852
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	33,605	32,915
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	33,066	32,336
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	24,551	24,016
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	340,998	333,462
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	26,031	25,456
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	310,759	303,891
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	1,260,164	1,232,314
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2050	360,289	351,651
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	7,227,571	6,972,982
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2054	8,999,102	8,672,973
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2040	61,539	61,000
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2040	27,509	27,269
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	283,431	281,002
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	203,241	201,438
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	25,979	25,750
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	31,106	30,832
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	44,612	44,150
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	157,447	155,690
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	28,818	28,497
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	97,470	96,383
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	519,070	513,276
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	2,592	2,561
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	95,761	94,483
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	421,832	414,356
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	47,547	46,704
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	182,623	179,386
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	523,702	514,420
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	60,661	59,586
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	5,133,954	5,075,044
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	51,170	50,263
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	414,516	405,874
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	298,341	292,121
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	102,893	100,620
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	5,471,275	5,350,362
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	276,036	269,764
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	11,470	11,217
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	155,981	152,534
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	98,322	96,149
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	319,416	312,357
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	24,645	24,108
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	454,450	444,407
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	92,611	90,078
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2050	3,542,367	3,457,440
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2050	207,038	202,463
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2050	24,347	23,771
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2025	337	335
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	5,579	5,543
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2040	50,030	49,596
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2040	17,383	17,234
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2040	212,687	210,611
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	41,750	41,431
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	3,542	3,505
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	381,571	377,855
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	35,208	34,849
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	65,635	65,046
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	47,799	47,325
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	5,999	5,945
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	48,212	47,736
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	14,048	13,901
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	160,660	158,867
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	17,728	17,530
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	11,233	11,108
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	104,311	103,147
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	93,154	91,997
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	123,710	122,329
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	37,102	36,688
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	4,037	3,994
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	182,234	180,200
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2045	24,040	23,749
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	1,150,347	1,137,507
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	11,715	11,533
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	14,018	13,800
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	3,040	2,993
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	1,033,797	1,024,775
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	556,678	546,812
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	13,934	13,687
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	571,570	559,653
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	38,831	38,021
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	108,426	106,165
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	171,333	167,439
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	853,497	834,635
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	396,915	387,895
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	26,765	26,182
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2050	231,026	225,415
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2050	12,485	12,186
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2055	3,018,399	2,909,012
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2025	395	393
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2035	3,584	3,564
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2035	8,696	8,636
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2035	2,705	2,687
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	70,417	69,909
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2040	14,906	14,772
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2040	46,196	45,796
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2040	4,827	4,782
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	13,079	12,948
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	1,524,716	1,509,615
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	11,476	11,363
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	74,078	73,421
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	30,832	30,524
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	16,336	16,153
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	156,715	154,965
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	1,897	1,876
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	8,608	8,512
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	256,284	253,424
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	89,530	88,531
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	8,174	8,083
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	63,450	62,722
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	11,500	11,372
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	39,084	38,563
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2046	12,694	12,496
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	14,562	14,285
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	320,589	314,506
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	61,140	59,980
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	60,524	59,584
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	420,732	411,960
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	506,501	495,941
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	22,822	22,206
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	19,495	19,077
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	22,791	22,211
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	29,976	29,351
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	42,117	41,160
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	24,217	23,652
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	333,831	326,454
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	3,544	3,466
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	4,071,623	3,982,915
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	203,845	199,213
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2050	32,222	31,439
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2050	1,565,110	1,527,098
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2050	142,544	139,082
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2054	6,705,504	6,462,495
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2025	1,072	1,069
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2025	1,082	1,079
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2035	3,976	3,952
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	67,842	67,294
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	1,381,214	1,370,827
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	112,410	111,448
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	129,080	127,599
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	19,319	19,097
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	69,885	69,083
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	544,862	538,609
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	4,885	4,829
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	165,987	164,083
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	80,214	79,294
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	36,299	35,894
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2045	101,409	100,055
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2046	18,613	18,323
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2046	31,115	30,758
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2046	6,453	6,353
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2046	62,496	61,525
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	171,541	168,286
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	14,979	14,694
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	186,807	182,795
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	106,484	104,197
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	101,434	99,256
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	37,058	36,263
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	6,806	6,660
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	66,713	65,280
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	1,149,445	1,124,761
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2049	11,959	11,644
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2049	324,937	317,349
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2049	6,891	6,739
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2049	5,508	5,379
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2049	411,104	401,505
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2050	16,577	16,174
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2053	143,131	138,044
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2025	2,214	2,208
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2025	498	497
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2025	128	126
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2028	1,503	1,497
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2031	1,782	1,776
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2038	47,186	46,875
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	18,951	18,797
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	100,676	100,182
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2040	6,115	6,062
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2042	70,544	69,742
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	43,919	43,415
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	3,865	3,821
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	7,056	6,993
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	126,478	125,027
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	9,384	9,259
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	3,893	3,819
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	170,533	167,297
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	45,521	44,614
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	91,985	90,239
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	2,208,306	2,160,883
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	310,397	303,925
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	42,029	40,880
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	74,675	72,633
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	76,218	74,581
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	31,592	30,914
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	468,742	458,676
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	6,835	6,688
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	436,754	427,375
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	12,670	12,398
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	36,704	35,904
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	21,184	20,722
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	205,327	200,533
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	4,679,242	4,575,833
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	59,234	57,851
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	58,441	57,076
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	95,281	93,056
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2050	1,149,015	1,121,109
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2050	27,311	26,639
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2025	1,697	1,692
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2025	694	692
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2035	2,327	2,311
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,956,395	1,940,188
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	60,665	60,128
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	51,684	51,260
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	722,031	715,914
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	7,684	7,621
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	10,910	10,819
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	5,227	5,180
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	16,757	16,617
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	2,608	2,586
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	2,216	2,202
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	24,609	24,406
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	33,033	32,754
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	62,134	61,615
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	44,153	43,765
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	9,497	9,410
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	21,596	21,405
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	9,144	9,053
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	59,838	59,311
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	4,021	3,981
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	106,798	105,864
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2044	3,127	3,091
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2044	30,402	30,054
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2044	19,669	19,444
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2044	62,906	62,400
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	98,616	97,300
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	238,914	234,381
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	422,798	414,379
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	104,741	102,655
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	2,548,483	2,526,411
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	3,217,102	3,137,762
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	415,953	406,890
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	41,750	40,841
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	6,084	5,951
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	369,560	361,508
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	3,741,185	3,663,183
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	17,513	17,131
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	14,703	14,360
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	691,648	675,499
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	8,119	7,930
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	20,831	20,358
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2052	24,621	23,778
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2052	5,001,682	4,827,453
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2027	4,513	4,495
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2029	1,261	1,256
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2035	7,226	7,177
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	7,182	7,120
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	72,573	71,993
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	52,873	52,429
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	16,865	16,751
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	756,789	750,422
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	661,020	655,366
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	50,783	50,359
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	22,356	22,168
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	23,820	23,633
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	37,851	37,529
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	68,500	67,921
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	96,854	96,004
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,717	1,702
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	1,478,572	1,465,681
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	7,670	7,599
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	3,667	3,634
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	130,491	129,301
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	86,647	85,925
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	112,272	111,302
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	40,398	40,071
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	1,868,449	1,852,348
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	13,222	13,083
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	7,379	7,312
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	345,170	342,072
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	8,949	8,859
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	81,116	80,311
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	43,656	43,220
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	47,271	46,800
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	6,247	6,183
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	43,136	42,641
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	138,605	137,015
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	3,348	3,310
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	26,554	26,249
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	4,464	4,412
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	73,103	72,265
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	17,156	16,933
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	136,218	134,655
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	140,633	139,019
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2046	2,819,428	2,787,957
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2046	1,183,105	1,163,244
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2046	2,969	2,919
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2046	37,550	36,920
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2046	7,413	7,288
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2046	23,155	22,767
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2047	23,759	23,131
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	10,317	10,092
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	780,982	763,967
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	205,072	200,604
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	64,821	63,409
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	27,244	26,651
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	9,557	9,349
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	2,131	2,085
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	483,356	472,825
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	874,570	855,515
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	742,892	726,707
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	4,102,202	4,006,417
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	56,317	55,002
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	140,356	137,166
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	4,869	4,756
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2050	355,985	347,228
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052	34,830,886	33,617,587
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2029	11,626	11,586
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	158,213	157,271
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	6,191	6,151
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2038	189,053	187,749
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2038	90,720	90,094
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	11,816	11,716
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	1,227,538	1,217,371
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	10,179	10,088
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	638,222	632,525
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	8,584	8,510
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	42,486	42,116
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	963,219	953,385
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	7,446	7,382
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	27,833	27,588
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	151,861	150,274
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	80,520	79,480
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	9,277	9,172
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	7,406	7,316
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	15,296	15,111
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	3,390	3,351
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2045	7,137	7,068
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2046	98,835	97,176
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2046	26,415	25,971
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	115,567	113,266
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	52,804	51,752
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	30,069	29,471
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2048	1,488,372	1,455,944
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2048	853,020	834,435
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2048	55,815	54,599
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2048	39,114	38,262
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	4,673	4,564
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2050	5,567	5,444
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2050	60,774	59,260
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2050	44,533	43,424
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2050	11,711	11,437
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2050	50,227	49,132
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2052	23,698,760	22,873,237
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2037	50,936	51,511
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2038	43,407	43,910
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2040	41,417	41,961
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2041	9,162	9,277
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2041	71,713	72,608
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	13,051	13,230
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	35,064	35,494
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	69,267	70,216
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	142,672	144,628
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	78,681	79,759
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	66,671	67,584
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	122,938	124,623
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	110,174	111,684
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2049	215,992	216,319
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2049	17,464	17,490
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2049	6,670	6,651
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2049	1,492	1,472
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2049	565,752	566,609
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2050	21,951	21,651
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2051	6,886,330	6,888,158
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2053	10,043,915	9,930,449
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2053	533,654	527,292
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2053	313,013	309,477
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2054	1,325,427	1,305,898
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2035	562,986	568,979
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2035	2,210	2,235
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2039	3,402	3,445
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	330,526	334,733
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2043	143,122	144,900
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2043	76,070	77,015
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2044	115,481	116,919
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2045	412,302	417,440
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	5,817	5,890
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	10,608	10,641
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	388,202	382,846
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	3,817,095	3,878,657
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2049	1,410,938	1,411,313
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2050	680,754	680,935
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	12,550,769	12,420,750
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	1,621,392	1,601,150
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	1,598,014	1,581,460
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	1,269,084	1,255,937
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	65,871	65,230
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	3,982,271	3,941,016
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	2,160,130	2,133,027
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2033	895,326	904,180
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2034	263,738	266,523
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2035	93,948	95,052
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2036	3,561	3,600
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2039	12,476	12,627
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2039	272,729	276,076
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2040	134,359	136,020
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2043	359,843	364,774
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	6,649	6,732
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	289,588	293,262
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	35,373	35,814
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2048	13,521	13,563
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2048	284,117	284,992
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2049	709,098	708,843
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2049	41,151	41,213
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	35,027,654	34,664,785
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	60,290	59,666
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	6,922,144	6,813,660
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2029	55,826	56,235
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2039	28,701	29,058
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2039	70,142	71,060
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2043	133,400	135,228
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2043	2,327	2,359
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2043	221,727	224,477
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2044	29,213	29,577
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	1,239,280	1,241,158
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	970,300	971,770
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	285,423	285,855
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	292,742	288,657
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	163,544	163,792
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	1,772,053	1,772,523
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	528,386	528,196
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	414,241	414,868
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2050	310,702	306,270
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	21,615,355	21,371,167
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	5,496,173	5,429,274
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2054	12,810,464	12,609,699
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2036	3,272	3,311
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2037	810,123	818,873
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	3,076	3,115
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	4,399	4,454
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	60,433	61,090
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2039	1,688,640	1,698,330
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2040	18,016	18,239
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2041	4,609	4,668
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2045	24,039	24,351
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2047	7,444	7,506
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2047	62,907	63,435
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2048	6,998	7,031
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2048	1,860	1,869
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	18,890	18,918
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	8,888	8,902
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	2,314,195	2,321,318
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	640,734	641,705
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	15,974	16,058
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2050	15,474	15,521
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	1,231,748	1,214,753
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2030	114,663	115,504
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2030	252	253
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2035	3,076	3,111
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2036	3,225	3,264
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2037	3,999	4,048
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2038	3,946	3,991
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2038	3,513	3,557
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2038	27,145	27,485
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2038	47,567	48,134
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2039	2,693	2,726
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2040	48,037	48,630
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2041	11,919	12,070
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2041	115,768	117,250
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2042	81,604	82,617
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	70,002	70,962
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	118,023	119,640
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	20,990	21,278
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	72,274	73,265
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2048	28,908	29,042
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	1,011,312	1,012,844
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	36,846	36,902
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	96,701	96,847
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2050	249,206	249,272
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2050	85,277	85,193
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2053	376,969	372,239
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2053	30,181,537	29,802,850
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2053	43,613,149	42,997,790
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2034	463	468
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2035	161,725	163,545
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2035	551,430	557,595
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2035	79,926	80,854
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2038	55,199	55,876
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2039	8,753	8,855
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	486,050	492,072
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	3,822	3,872
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	134,078	135,823
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	12,711	12,870
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	277,092	280,723
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	165,437	167,550
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	149,344	151,233
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	272,202	275,585
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	4,439	4,495
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	7,494	7,589
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	43,998	44,550
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	143,618	145,437
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	534,577	541,392
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2042	2,253,207	2,281,966
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2044	69,429	70,337
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2047	80,925	81,553
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2047	129,147	130,150
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2048	838,512	838,996
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2048	26,532	26,656
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2048	31,375	31,521
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2049	84,371	84,499
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2049	140,044	140,257
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2049	40,707	40,769
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	39,834,317	39,334,516
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	774,608	763,679
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	28,896	28,533
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	2,430,720	2,400,222
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2030	13,861	13,968
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2035	4,153	4,200
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2036	37,931	38,382
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2038	4,396	4,451
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2038	14,499	14,679
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2039	89,041	90,150
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2039	13,717	13,887
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2040	37,631	38,096
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2040	5,775	5,851
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2040	11,562	11,708
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2040	6,177	6,256
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2040	31,489	31,881
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	7,568	7,664
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	72,597	73,525
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	12,322	12,479
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	275,791	279,293
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2042	28,698	29,062
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2042	24,815	25,123
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2042	3,843	3,892
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2047	67,200	67,722
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2047	7,613	7,673
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2048	332,367	334,948
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2048	293,329	294,690
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2048	780,697	776,391
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2049	26,749	26,789
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2049	5,855	5,864
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2049	1,971,738	1,974,726
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2049	13,245	13,063
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2049	14,591	14,595
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2050	537,220	537,027
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	797,814	786,557
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	118,792	117,302
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035	13,839	13,988
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035	44,335	44,811
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2036	17,194	17,397
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2037	7,456	7,543
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2038	4,738	4,797
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2038	10,189	10,315
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	48,151	48,751
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	22,978	23,245
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	1,034,425	1,044,928
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040	2,875	2,911
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040	85,434	86,503
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040	1,915	1,937
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040	13,178	13,342
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	42,013	42,534
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	186,020	188,446
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	488,088	494,338
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	149,315	151,221
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	1,656	1,677
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2047	4,105	4,137
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2048	422,207	424,166
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2048	71,006	71,335
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2048	908,191	895,803
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2048	6,437	6,467
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2049	401,979	402,085
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2050	8,768	8,753
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	84,545	83,431
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2030	82,860	83,563
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	2,554	2,580
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2034	1,662,105	1,679,657
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2034	58,578	59,202
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	658,729	665,849
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	1,131,014	1,142,781
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2037	53,999	54,535
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2037	16,168	16,352
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2038	11,777	11,929
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2039	13,109	13,277
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2039	48,901	49,543
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	1,152	1,167
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	5,961	6,033
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	910	922
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	9,037	9,149
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	6,498	6,579
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	96,047	97,255
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	168,823	170,945
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	99,169	100,466
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2047	78,325	78,933
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2047	134,679	135,725
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2048	867,060	869,729
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2048	148,347	148,803
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2049	47,761	47,774
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2030	6,144	6,196
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2030	26,695	26,944
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2033	158,379	159,932
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2035	4,443	4,494
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2035	2,462	2,490
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2035	1,378	1,394
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2039	56,210	56,930
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2040	8,863	8,975
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2040	3,868	3,916
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2040	12,362	12,523
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	76,482	77,451
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	103,428	104,737
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2043	145,808	147,618
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2043	12,373	12,528
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	129,829	131,527
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2047	138,417	139,362
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2047	432,583	435,943
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	4,572,114	4,586,187
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	173,129	173,662
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	532,413	534,051
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2049	1,094,337	1,095,995
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2025	93	92
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2029	2,595	2,613
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2035	102,890	103,927
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2040	1,754	1,775
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2041	75,898	76,863
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2041	63,943	64,758
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2043	873,043	883,885
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2043	7,198	7,288
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2044	20,477	20,732
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2044	6,678	6,765
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	86,567	86,752
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	520,236	521,837
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	453,708	455,105
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	11,682	11,718
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2049	474,164	475,623
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2049	10,715	10,564
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2049	56,900	56,880
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2054	3,158,608	3,110,093
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2034	3,553	3,652
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2037	34,051	35,204
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2037	18,673	19,360
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2037	18,686	19,375
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	24,109	25,012
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	34,607	35,823
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	11,853	12,272
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	37,485	38,798
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2039	12,360	12,820
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2039	845	876
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2039	17,210	17,840
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2040	26,586	27,522
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2040	232,577	241,204
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2041	340,347	352,789
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	390,433	399,231
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	890,751	910,824
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	608,311	622,019
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2053	418,581	420,388
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2053	28,409	28,561
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2054	1,101,799	1,105,280
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2054	55,609	55,785
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2054	30,671	30,797
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2035	1,109	1,148
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2035	10,603	10,955
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2035	20,302	21,006
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2036	9,407	9,741
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2037	70,033	72,465
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	5,471,742	5,506,132
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	396,432	401,030
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	19,694,270	19,774,969
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	43,416,464	43,974,261
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	63,892	64,233
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	394,296	395,653
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	7,473,366	7,503,989
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	2,060,575	2,064,511
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	849,645	853,180
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	491,231	492,630
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	161,539	161,848
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2033	42,917	44,148
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2033	10,813	11,123
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2035	5,458	5,645
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	1,046	1,084
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	26,554	27,473
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	10,092	10,440
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	483,267	499,826
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	982	1,016
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	803,679	831,695
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	224,433	232,078
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2038	629,830	651,650
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2039	45,117	46,727
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2048	8,191	8,376
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	4,159,065	4,182,606
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	2,000,679	2,018,880
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	458,120	461,000
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	820,952	826,111
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	45,795	46,197
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	825,101	828,482
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2054	69,516,259	69,649,042
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2034	9,827	10,146
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	176,529	182,576
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	10,642	11,013
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	56,850	58,803
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	275,431	284,868
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	6,051	6,241
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2036	399,188	413,351
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2037	21,843	22,636
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2037	74,796	77,407
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2037	4,956	5,107
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2038	23,517	24,354
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2038	601	623
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2038	5,673	5,867
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	171,749	178,171
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	1,626	1,682
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	191,959	199,105
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	165,104	171,270
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2041	80,643	83,662
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2041	72,022	74,564
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2048	103,929	106,596
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2048	355,548	365,671
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2052	165,185	166,224
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2052	333,947	335,252
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2052	700,296	705,573
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2052	135,540	136,371
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2033	15,588	16,015
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2034	573,828	590,820
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2034	22,856	23,555
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	76,734	79,192
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	229,044	236,475
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	135,148	139,532
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	665	684
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	56,323	58,229
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2037	190,074	196,818
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2037	31,703	32,835
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2037	35,244	36,501
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	137,392	142,161
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	25,729	26,616
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	121,761	125,935
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	31,992	33,017
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2039	699,235	722,813
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2041	46,554	48,173
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	321,902	333,165
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	351,823	364,694
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	105,943	109,800
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	100,162	103,792
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	21,702	22,455
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2049	851,240	870,422
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	10,974,146	11,032,831
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	449,396	452,080
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	294,093	295,877
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2054	187,489	188,082
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2035	24,049	24,868
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2036	24,147	24,984
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2038	27,410	28,432
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2038	22,205	22,980
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2038	851,057	881,650
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2039	94,967	98,466
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2040	251,889	259,633
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2053	62,721	62,974
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054	9,176,285	9,199,548
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054	55,168	55,308
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054	677,222	678,855
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054	883,133	885,317
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054	489,832	491,839
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2033	4,708	4,848
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2034	19,880	20,473
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2034	412,908	425,586
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2036	52,907	54,689
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2037	186	191
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2037	4,693	4,834
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2038	22,243	23,011
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2039	299,187	309,611
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2040	111,325	115,176
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2053	481,296	485,074
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	421,745	422,814
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	1,180,484	1,183,477
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	1,467,008	1,481,431
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	1,191,325	1,194,382
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	683,350	685,083
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	13,956,342	13,991,723
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2033	144,469	148,541
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2033	66,190	68,020
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2034	115,275	118,689
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2034	31,729	32,674
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2035	1,114,502	1,151,130
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2036	62,657	64,768
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2037	685	708
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2037	91,293	94,548
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	7,817	8,094
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	26,101	27,073
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	79,184	82,153
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	25,628	26,580
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	16,819	17,402
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	170,143	176,504
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	342	354
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2039	154,125	159,853
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2040	840,944	870,454
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2040	334,336	346,054
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2041	47,932	49,708
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2044	88,648	91,918
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2044	1,781,717	1,840,656
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2044	128,763	133,099
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2049	331,554	339,026
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	669,478	672,640
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	169,114	169,606
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	6,865,283	6,887,836
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	18,486,033	18,532,897
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	44,908	45,092
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	885,476	887,721
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	66,313	66,481
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	498,184	499,338
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	944,095	946,489
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	24,803	24,866
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	842,061	844,195
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2027	47,791	48,124
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2033	149,182	153,423
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2033	63,667	65,208
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2033	162,383	166,959
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2036	4,189	4,338
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2037	63,522	65,887
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2037	1,213	1,254
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	53,998	55,880
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	221,462	229,562
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	18,165	18,840
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	9,698	10,046
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	58,595	60,712
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	305	315
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2039	3,787,459	3,846,963
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2040	34,109	35,332
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2040	25,617	26,535
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2040	129,533	134,002
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2040	14,090	14,579
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2041	73,479	76,092
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2041	67,350	69,704
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2048	33,298	34,246
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2049	89,436	91,228
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	355,410	356,977
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	493,922	496,178
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	7,900,253	7,934,353
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	561,519	564,092
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	7,175,084	7,215,695
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	3,945,172	3,955,174
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	335,112	336,275
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	957,818	959,947
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	1,562,626	1,566,489
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	301,834	302,533
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	20,176	20,749
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	73,347	75,520
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	27,507	28,289
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	36,058	37,077
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2034	1,128,799	1,163,973
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2035	379,662	392,457
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2036	104,386	107,775
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2037	22,399	23,169
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2037	13,636	14,136
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2037	12,586	13,046
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2037	7,756	8,046
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2037	16,110	16,689
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2038	12,392	12,856
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2038	10,895	11,301
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2039	55,934	57,829
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2039	33,814	34,991
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2039	11,287	11,705
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2041	76,877	79,570
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	217,610	218,502
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	21,839,189	22,106,121
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	1,209,385	1,212,073
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2029	72,101	73,328
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	18,969	19,589
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	16,536	17,086
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	19,409	20,055
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	106,325	109,947
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2039	136,162	141,149
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2039	11,321	11,717
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2040	65,490	67,815
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	39,697,501	39,860,166
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	30,195	30,507
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	16,262,370	16,329,006
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	554,797	557,070
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	3,888,014	3,895,441
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2034	29,123	30,031
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2036	304,151	312,944
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2037	23,797	24,667
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2037	158,085	163,818
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2037	50,793	52,566
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2038	24,890	25,824
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2039	594,974	616,871
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2040	198,393	205,312
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2041	84,030	87,166
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2041	8,950	9,279
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2041	436,988	453,168
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2041	1,343,530	1,386,338
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	474,699	475,969
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	306,760	308,017
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	388,351	389,942
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	4,457,590	4,475,855
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	492,333	493,950
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	367,052	367,753
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	496,665	497,614
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2035	2,615	2,725
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	39,119	41,213
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2053	796,241	814,417
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2053	1,831,381	1,869,180
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2053	271,151	276,213
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2053	988,147	1,008,542
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2053	254,982	260,245
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2053	205,574	209,817
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2054	5,674,971	5,772,592
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2033	565,185	587,468
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2036	990	1,040
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2036	308	320
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	311,868	328,358
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	698	735
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	1,505	1,586
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	1,485	1,564
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	7,299	7,690
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2040	4,059	4,275
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2052	284,287	290,776
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	1,845,242	1,878,714
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2032	97,076	100,641
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2032	581,067	602,406
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	212,042	220,923
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2036	115,556	121,478
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2036	1,388	1,459
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	4,286	4,512
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2038	205,803	216,524
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2038	140,125	147,662
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2038	982	1,031
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	12,772,381	13,012,049
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	10,241,356	10,422,650
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	177,503	186,915
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	3,070	3,232
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2052	2,222,900	2,274,337
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2052	43,913,883	44,916,309
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2052	25,259	25,835
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	20,629,080	21,167,670
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	278,388	289,752
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2037	171,160	179,931
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2037	243,492	255,742
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2037	824	840
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2037	10,398	10,910
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2038	78,891	83,010
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2039	12,771	13,436
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2053	17,691,325	18,056,467
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2053	327,051	333,801
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034	104,483	108,748
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2037	20,935	21,955
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	60,616	63,858
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2053	785,181	801,387
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	19,253,589	19,825,461
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	632,197	660,203
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	634,517	661,295
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2036	156,584	164,279
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2036	2,585	2,717
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2038	862	907
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2039	16,582	17,446
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2040	255,602	269,351
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2040	115,094	121,234
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2053	403,078	411,397
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2053	66,084	67,448
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	24,204,608	24,628,543
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2041	77,647	81,734
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2053	918,940	937,907
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2053	2,458,640	2,508,770
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	30,239,547	30,759,730
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	26,686,287	27,153,687
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	285,190	295,658
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2037	70,571	74,258
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2040	143,153	150,583
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2040	2,487	2,620
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2040	140,618	148,178
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	3,628,830	3,703,728
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	978,527	996,889
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	1,330,040	1,355,413
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	18,172,022	18,524,371
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2037	27,377	28,821
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	10,524	11,087
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	96,351	101,529
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	319,021	336,097
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	1,439,415	1,476,771
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	1,631,000	1,668,332
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	1,272,212	1,304,075
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	2,275,868	2,318,574
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	1,415,818	1,441,744
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	22,967,268	23,362,354
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2036	872	916
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	186	194
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	846	890
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2038	815	859
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2039	15,311	16,108
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2053	1,913,008	1,948,905
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2053	454,662	463,336
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2053	731,486	746,355
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2053	3,265,553	3,327,851
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2053	2,345,068	2,389,072
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2036	2,678	2,815
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2036	326,581	342,680
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	74,811	78,746
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	947	998
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	162,129	170,199
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2038	2,658	2,799
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2038	147,731	155,482
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2039	243,302	256,114
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2039	77,269	81,307
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2039	90,533	95,400
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2033	21,292	22,268
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	81,187	84,497
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2037	18,936	20,097
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2038	828	882
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2043	53,117	54,964
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	6,962,614	7,180,295
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2032	18,531	19,378
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	14,993	15,598
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2036	59,153	62,630
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2037	574,117	607,572
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2037	8,198	8,713
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2037	9,449	10,046
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2038	10,467	11,151
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2038	2,260	2,406
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2039	204,463	217,108
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2039	1,831	1,943
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2039	7,903	8,388
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2036	9,836	10,441
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2037	5,004	5,328
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2037	123,078	130,788
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	4,865,069	5,017,172
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	529,320	545,753
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	4,911	5,111
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	77,189	80,336
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2034	87,040	91,517
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2036	12,512	13,246
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2037	54,369	57,613
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2037	34,152	36,306
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2037	1,028	1,092
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2037	1,861	1,971
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	20,750	21,530
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	3,586,325	3,698,449
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	5,116	5,433
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2039	4,281	4,547
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2053	873,633	904,222
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2035	5,545	5,795
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2037	10,525	11,163
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2038	2,738	2,917
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2053	91,482	94,685
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2053	2,910,271	3,012,172
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2035	26,059	27,463
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2053	15,944,078	16,502,347
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2031	4,674	4,839
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2038	15,685	16,653
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2039	17,819	18,902
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	1,218,588	1,261,256
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2035	84,066	88,109
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2035	115,386	121,281
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2036	10,708	11,335
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2040	3,903	4,137
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2053	834,182	862,177
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	41,735	43,506
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	62,664	65,190
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	39,122	41,184
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	128,367	134,593
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	119,511	124,940
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	5,698	5,926
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2036	3,317	3,502
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2036	18,415	19,527
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2038	650	692
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2053	210,099	217,193
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2031	6,969	7,222
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2032	5,222	5,430
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2032	6,051	6,297
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	354,005	368,897
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2037	5,913	6,271
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2037	21,858	23,207
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2037	363	385
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2032	7,796	8,114
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2032	68,049	70,852
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2036	64,947	68,662
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2036	877	875
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2036	7,429	7,719
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2037	1,743	1,852
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2038	28,395	29,368
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2039	1,456	1,561
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	50,814,252	52,529,955
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	784,581	822,135
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	4,990,624	5,244,313
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	4,831,177	5,071,278
Freddie Mac 5.5% 1/1/2055	50,000	50,095
Freddie Mac Gold Pool 1.5% 1/1/2037	887,490	785,163
Freddie Mac Gold Pool 1.5% 10/1/2036	1,468,955	1,292,698
Freddie Mac Gold Pool 1.5% 10/1/2036	7,040,506	6,195,733
Freddie Mac Gold Pool 1.5% 10/1/2036	1,032,703	913,310
Freddie Mac Gold Pool 1.5% 10/1/2036	846,415	748,294
Freddie Mac Gold Pool 1.5% 10/1/2041	12,672,840	10,440,836
Freddie Mac Gold Pool 1.5% 10/1/2051	59,409,577	45,197,927
Freddie Mac Gold Pool 1.5% 10/1/2051	4,043,463	3,076,207
Freddie Mac Gold Pool 1.5% 10/1/2051	1,734,421	1,319,522
Freddie Mac Gold Pool 1.5% 11/1/2036	21,688,580	19,059,108
Freddie Mac Gold Pool 1.5% 11/1/2036	53,966,498	47,423,730
Freddie Mac Gold Pool 1.5% 11/1/2036	422,582	370,953
Freddie Mac Gold Pool 1.5% 11/1/2036	745,667	659,225
Freddie Mac Gold Pool 1.5% 11/1/2036	738,263	652,911
Freddie Mac Gold Pool 1.5% 11/1/2036	618,729	548,549
Freddie Mac Gold Pool 1.5% 11/1/2036	930,103	817,339
Freddie Mac Gold Pool 1.5% 11/1/2036	360,189	317,421
Freddie Mac Gold Pool 1.5% 11/1/2036	1,656,227	1,453,878
Freddie Mac Gold Pool 1.5% 11/1/2036	2,740,780	2,424,767
Freddie Mac Gold Pool 1.5% 11/1/2037	1,714,172	1,506,350
Freddie Mac Gold Pool 1.5% 11/1/2051	72,219,554	54,898,431
Freddie Mac Gold Pool 1.5% 12/1/2036	37,762,150	33,183,957
Freddie Mac Gold Pool 1.5% 12/1/2036	590,803	519,175
Freddie Mac Gold Pool 1.5% 12/1/2036	93,351	82,558
Freddie Mac Gold Pool 1.5% 12/1/2036	2,367,504	2,080,473
Freddie Mac Gold Pool 1.5% 12/1/2036	2,701,436	2,389,960
Freddie Mac Gold Pool 1.5% 12/1/2036	9,111,691	8,007,012
Freddie Mac Gold Pool 1.5% 12/1/2050	14,327,518	10,922,551
Freddie Mac Gold Pool 1.5% 12/1/2051	37,798,156	28,732,654
Freddie Mac Gold Pool 1.5% 2/1/2037	197,643	173,681
Freddie Mac Gold Pool 1.5% 3/1/2036	7,103,752	6,275,809
Freddie Mac Gold Pool 1.5% 3/1/2037	255,949	224,918
Freddie Mac Gold Pool 1.5% 4/1/2037	14,664,045	12,886,211
Freddie Mac Gold Pool 1.5% 5/1/2051	1,076,500	818,985
Freddie Mac Gold Pool 1.5% 6/1/2036	354,290	311,779
Freddie Mac Gold Pool 1.5% 7/1/2035	2,368,179	2,098,828
Freddie Mac Gold Pool 1.5% 7/1/2036	3,138,443	2,761,869
Freddie Mac Gold Pool 1.5% 7/1/2041	32,604,176	26,935,330
Freddie Mac Gold Pool 1.5% 8/1/2035	231,128	204,840
Freddie Mac Gold Pool 1.5% 8/1/2036	10,155,147	8,936,655
Freddie Mac Gold Pool 1.5% 9/1/2050	31,183,908	23,772,981
Freddie Mac Gold Pool 1.5% 9/1/2051	527,676	401,448
Freddie Mac Gold Pool 1.5% 9/1/2051	930,867	708,190
Freddie Mac Gold Pool 2% 1/1/2036	522,724	474,705
Freddie Mac Gold Pool 2% 1/1/2036	526,867	479,949
Freddie Mac Gold Pool 2% 1/1/2051	588,480,291	472,942,426
Freddie Mac Gold Pool 2% 1/1/2051	31,793,429	25,650,697
Freddie Mac Gold Pool 2% 1/1/2052	69,508	55,709
Freddie Mac Gold Pool 2% 1/1/2052	4,516,975	3,672,492
Freddie Mac Gold Pool 2% 10/1/2035	39,830,920	36,196,834
Freddie Mac Gold Pool 2% 10/1/2035	390,468	356,428
Freddie Mac Gold Pool 2% 10/1/2036	566,432	511,743
Freddie Mac Gold Pool 2% 10/1/2036	491,554	444,709
Freddie Mac Gold Pool 2% 10/1/2036	976,190	881,633
Freddie Mac Gold Pool 2% 10/1/2036	34,849	31,560
Freddie Mac Gold Pool 2% 10/1/2036	1,509,898	1,364,117
Freddie Mac Gold Pool 2% 10/1/2050	1,174,698	946,269
Freddie Mac Gold Pool 2% 11/1/2035	19,099,394	17,344,870
Freddie Mac Gold Pool 2% 11/1/2036	13,084,017	11,816,662
Freddie Mac Gold Pool 2% 11/1/2050	47,455,012	38,227,024
Freddie Mac Gold Pool 2% 11/1/2050	6,726,995	5,418,880
Freddie Mac Gold Pool 2% 11/1/2050	4,593,821	3,742,149
Freddie Mac Gold Pool 2% 11/1/2051	38,637,769	30,967,395
Freddie Mac Gold Pool 2% 11/1/2051	37,318,501	30,003,325
Freddie Mac Gold Pool 2% 11/1/2051	32,396,058	26,045,779
Freddie Mac Gold Pool 2% 11/1/2051	948,558	767,364
Freddie Mac Gold Pool 2% 12/1/2035	2,032,501	1,845,790
Freddie Mac Gold Pool 2% 12/1/2035	14,495,017	13,163,464
Freddie Mac Gold Pool 2% 12/1/2035	461,885	417,001
Freddie Mac Gold Pool 2% 12/1/2036	1,618,757	1,470,054
Freddie Mac Gold Pool 2% 12/1/2036	3,890,063	3,532,711
Freddie Mac Gold Pool 2% 12/1/2036	575,298	519,573
Freddie Mac Gold Pool 2% 12/1/2050	672,858	542,016
Freddie Mac Gold Pool 2% 12/1/2050	11,739,046	9,456,299
Freddie Mac Gold Pool 2% 12/1/2050	4,020,076	3,244,623
Freddie Mac Gold Pool 2% 12/1/2050	7,067,676	5,693,313
Freddie Mac Gold Pool 2% 12/1/2050	1,729,983	1,395,737
Freddie Mac Gold Pool 2% 12/1/2050	191,229	153,685
Freddie Mac Gold Pool 2% 12/1/2051	71,982,810	58,322,625
Freddie Mac Gold Pool 2% 12/1/2051	101,312	81,769
Freddie Mac Gold Pool 2% 12/1/2051	568,089	455,312
Freddie Mac Gold Pool 2% 12/1/2051	1,453,211	1,172,894
Freddie Mac Gold Pool 2% 12/1/2051	6,859,567	5,497,805
Freddie Mac Gold Pool 2% 12/1/2051	2,789,934	2,266,591
Freddie Mac Gold Pool 2% 2/1/2035	26,267	24,001
Freddie Mac Gold Pool 2% 2/1/2035	354,261	323,710
Freddie Mac Gold Pool 2% 2/1/2036	31,365,814	28,474,661
Freddie Mac Gold Pool 2% 2/1/2036	556,839	507,775
Freddie Mac Gold Pool 2% 2/1/2051	332,016	266,831
Freddie Mac Gold Pool 2% 2/1/2051	131,696	106,086
Freddie Mac Gold Pool 2% 2/1/2052	111,215	89,102
Freddie Mac Gold Pool 2% 3/1/2036	6,778,954	6,143,510
Freddie Mac Gold Pool 2% 3/1/2037	450,364	408,289
Freddie Mac Gold Pool 2% 3/1/2037	32,754	29,643
Freddie Mac Gold Pool 2% 3/1/2051	160,239,203	128,779,025
Freddie Mac Gold Pool 2% 3/1/2051	229,790	184,675
Freddie Mac Gold Pool 2% 3/1/2052	4,678,055	3,777,143
Freddie Mac Gold Pool 2% 3/1/2052	14,552,412	11,786,252
Freddie Mac Gold Pool 2% 3/1/2052	1,160,287	928,497
Freddie Mac Gold Pool 2% 4/1/2036	19,198,552	17,398,922
Freddie Mac Gold Pool 2% 4/1/2036	120,479	108,771
Freddie Mac Gold Pool 2% 4/1/2036	485,013	438,791
Freddie Mac Gold Pool 2% 4/1/2042	27,390,251	23,537,478
Freddie Mac Gold Pool 2% 4/1/2051	54,165,690	43,531,199
Freddie Mac Gold Pool 2% 4/1/2052	10,157,790	8,201,577
Freddie Mac Gold Pool 2% 4/1/2052	5,558,874	4,495,280
Freddie Mac Gold Pool 2% 5/1/2033	16,301	15,162
Freddie Mac Gold Pool 2% 5/1/2037	94,310	85,146
Freddie Mac Gold Pool 2% 5/1/2037	19,832	17,905
Freddie Mac Gold Pool 2% 5/1/2037	45,257	40,860
Freddie Mac Gold Pool 2% 5/1/2051	72,438,878	58,216,765
Freddie Mac Gold Pool 2% 5/1/2051	1,497,790	1,219,171
Freddie Mac Gold Pool 2% 6/1/2035	1,128,923	1,028,744
Freddie Mac Gold Pool 2% 6/1/2035	151,387	137,954
Freddie Mac Gold Pool 2% 6/1/2036	14,716	13,318
Freddie Mac Gold Pool 2% 6/1/2040	829,056	715,582
Freddie Mac Gold Pool 2% 7/1/2035	14,041	12,795
Freddie Mac Gold Pool 2% 7/1/2036	69,230	62,546
Freddie Mac Gold Pool 2% 7/1/2050	323,086	260,664
Freddie Mac Gold Pool 2% 7/1/2051	42,334,358	34,287,333
Freddie Mac Gold Pool 2% 7/1/2051	2,717,107	2,219,312
Freddie Mac Gold Pool 2% 8/1/2035	11,331	10,297
Freddie Mac Gold Pool 2% 8/1/2035	18,298	16,709
Freddie Mac Gold Pool 2% 8/1/2036	1,231,446	1,114,474
Freddie Mac Gold Pool 2% 8/1/2037	878,116	792,785
Freddie Mac Gold Pool 2% 8/1/2051	41,417,129	33,272,654
Freddie Mac Gold Pool 2% 9/1/2035	6,146,414	5,585,629
Freddie Mac Gold Pool 2% 9/1/2035	14,191	12,896
Freddie Mac Gold Pool 2% 9/1/2036	23,852	21,549
Freddie Mac Gold Pool 2% 9/1/2036	2,775,430	2,507,462
Freddie Mac Gold Pool 2% 9/1/2041	177,912,900	152,081,193
Freddie Mac Gold Pool 2% 9/1/2050	25,594	20,617
Freddie Mac Gold Pool 2% 9/1/2050	36,192	29,154
Freddie Mac Gold Pool 2% 9/1/2050	16,812	13,543
Freddie Mac Gold Pool 2% 9/1/2051	29,516,408	23,712,151
Freddie Mac Gold Pool 2.5% 1/1/2030	43,507	41,975
Freddie Mac Gold Pool 2.5% 1/1/2031	638,023	611,782
Freddie Mac Gold Pool 2.5% 1/1/2032	128,097	122,174
Freddie Mac Gold Pool 2.5% 1/1/2035	684,888	642,512
Freddie Mac Gold Pool 2.5% 1/1/2037	51,561	46,845
Freddie Mac Gold Pool 2.5% 1/1/2040	1,832,789	1,631,125
Freddie Mac Gold Pool 2.5% 1/1/2050	24,356	20,606
Freddie Mac Gold Pool 2.5% 1/1/2051	23,481	19,793
Freddie Mac Gold Pool 2.5% 1/1/2051	2,222,344	1,873,228
Freddie Mac Gold Pool 2.5% 1/1/2051	704,629	601,863
Freddie Mac Gold Pool 2.5% 1/1/2051	49,960	42,736
Freddie Mac Gold Pool 2.5% 1/1/2051	260,355	219,618
Freddie Mac Gold Pool 2.5% 1/1/2051	3,187,410	2,685,692
Freddie Mac Gold Pool 2.5% 1/1/2052	4,107,450	3,444,226
Freddie Mac Gold Pool 2.5% 1/1/2052	613,817	514,705
Freddie Mac Gold Pool 2.5% 1/1/2052	1,325,864	1,109,293
Freddie Mac Gold Pool 2.5% 1/1/2052	4,263,749	3,567,293
Freddie Mac Gold Pool 2.5% 1/1/2052	392,092	331,354
Freddie Mac Gold Pool 2.5% 10/1/2029	432,462	417,893
Freddie Mac Gold Pool 2.5% 10/1/2029	244,934	237,132
Freddie Mac Gold Pool 2.5% 10/1/2031	388,358	370,920
Freddie Mac Gold Pool 2.5% 10/1/2031	52,056	49,718
Freddie Mac Gold Pool 2.5% 10/1/2031	61,680	59,346
Freddie Mac Gold Pool 2.5% 10/1/2032	1,857,080	1,764,390
Freddie Mac Gold Pool 2.5% 10/1/2034	568,329	534,941
Freddie Mac Gold Pool 2.5% 10/1/2049	1,004,128	849,524
Freddie Mac Gold Pool 2.5% 10/1/2050	108,247,025	91,242,111
Freddie Mac Gold Pool 2.5% 10/1/2050	88,216,731	75,047,640
Freddie Mac Gold Pool 2.5% 10/1/2051	96,268,644	80,814,532
Freddie Mac Gold Pool 2.5% 10/1/2051	27,599	23,142
Freddie Mac Gold Pool 2.5% 10/1/2051	4,999,503	4,182,866
Freddie Mac Gold Pool 2.5% 10/1/2051	4,527,441	3,787,912
Freddie Mac Gold Pool 2.5% 11/1/2027	5,641	5,512
Freddie Mac Gold Pool 2.5% 11/1/2034	298,646	281,102
Freddie Mac Gold Pool 2.5% 11/1/2034	9,451	8,895
Freddie Mac Gold Pool 2.5% 11/1/2037	304,223	281,597
Freddie Mac Gold Pool 2.5% 11/1/2039	129,666	115,533
Freddie Mac Gold Pool 2.5% 11/1/2049	518,479	438,650
Freddie Mac Gold Pool 2.5% 11/1/2050	42,885,360	36,402,976
Freddie Mac Gold Pool 2.5% 11/1/2051	5,187,426	4,340,093
Freddie Mac Gold Pool 2.5% 12/1/2029	573,228	554,201
Freddie Mac Gold Pool 2.5% 12/1/2031	18,147	17,316
Freddie Mac Gold Pool 2.5% 12/1/2032	78,029	74,065
Freddie Mac Gold Pool 2.5% 12/1/2032	1,434,703	1,360,183
Freddie Mac Gold Pool 2.5% 12/1/2034	168,048	157,651
Freddie Mac Gold Pool 2.5% 12/1/2040	123,542	109,133
Freddie Mac Gold Pool 2.5% 12/1/2046	29,261	25,204
Freddie Mac Gold Pool 2.5% 12/1/2049	21,798,630	18,442,326
Freddie Mac Gold Pool 2.5% 12/1/2049	2,040,960	1,726,716
Freddie Mac Gold Pool 2.5% 12/1/2051	61,275,213	51,706,715
Freddie Mac Gold Pool 2.5% 12/1/2051	1,556,067	1,310,646
Freddie Mac Gold Pool 2.5% 12/1/2051	999,900	836,573
Freddie Mac Gold Pool 2.5% 12/1/2051	1,001,124	837,597
Freddie Mac Gold Pool 2.5% 12/1/2051	344,090	287,885
Freddie Mac Gold Pool 2.5% 2/1/2027	35,143	34,490
Freddie Mac Gold Pool 2.5% 2/1/2030	870,729	841,451
Freddie Mac Gold Pool 2.5% 2/1/2032	108,528	103,460
Freddie Mac Gold Pool 2.5% 2/1/2032	288,897	275,656
Freddie Mac Gold Pool 2.5% 2/1/2032	56,214	53,614
Freddie Mac Gold Pool 2.5% 2/1/2032	76,277	72,892
Freddie Mac Gold Pool 2.5% 2/1/2033	1,904,989	1,808,160
Freddie Mac Gold Pool 2.5% 2/1/2035	26,313	24,685
Freddie Mac Gold Pool 2.5% 2/1/2036	66,317	61,509
Freddie Mac Gold Pool 2.5% 2/1/2050	372,952	314,830
Freddie Mac Gold Pool 2.5% 2/1/2051	204,278	171,740
Freddie Mac Gold Pool 2.5% 2/1/2051	279,163	234,698
Freddie Mac Gold Pool 2.5% 2/1/2052	109,497,093	91,714,098
Freddie Mac Gold Pool 2.5% 2/1/2052	1,581,651	1,324,781
Freddie Mac Gold Pool 2.5% 2/1/2052	1,534,105	1,284,957
Freddie Mac Gold Pool 2.5% 2/1/2052	1,501,909	1,257,990
Freddie Mac Gold Pool 2.5% 2/1/2052	1,610,871	1,349,256
Freddie Mac Gold Pool 2.5% 2/1/2052	2,383,451	1,996,364
Freddie Mac Gold Pool 2.5% 2/1/2052	2,487,276	2,083,327
Freddie Mac Gold Pool 2.5% 2/1/2052	1,627,431	1,363,126
Freddie Mac Gold Pool 2.5% 2/1/2052	204,679	172,525
Freddie Mac Gold Pool 2.5% 2/1/2052	2,134,948	1,790,221
Freddie Mac Gold Pool 2.5% 2/1/2052	5,999,401	5,019,437
Freddie Mac Gold Pool 2.5% 3/1/2028	849,029	829,174
Freddie Mac Gold Pool 2.5% 3/1/2028	2,348	2,289
Freddie Mac Gold Pool 2.5% 3/1/2030	16,374	15,789
Freddie Mac Gold Pool 2.5% 3/1/2031	93,664	89,720
Freddie Mac Gold Pool 2.5% 3/1/2032	9,595,989	9,147,775
Freddie Mac Gold Pool 2.5% 3/1/2033	1,662,094	1,576,759
Freddie Mac Gold Pool 2.5% 3/1/2033	228,051	216,572
Freddie Mac Gold Pool 2.5% 3/1/2035	599,436	560,474
Freddie Mac Gold Pool 2.5% 3/1/2037	530,459	494,322
Freddie Mac Gold Pool 2.5% 3/1/2037	676,113	626,674
Freddie Mac Gold Pool 2.5% 3/1/2052	1,596,691	1,337,379
Freddie Mac Gold Pool 2.5% 3/1/2052	773,750	652,199
Freddie Mac Gold Pool 2.5% 4/1/2027	1,513	1,484
Freddie Mac Gold Pool 2.5% 4/1/2030	18,832	18,141
Freddie Mac Gold Pool 2.5% 4/1/2031	2,370,529	2,269,609
Freddie Mac Gold Pool 2.5% 4/1/2032	302,515	288,123
Freddie Mac Gold Pool 2.5% 4/1/2033	482,911	457,452
Freddie Mac Gold Pool 2.5% 4/1/2033	168,999	160,568
Freddie Mac Gold Pool 2.5% 4/1/2035	585,889	547,808
Freddie Mac Gold Pool 2.5% 4/1/2040	3,040,146	2,699,949
Freddie Mac Gold Pool 2.5% 4/1/2042	22,322,091	19,547,877
Freddie Mac Gold Pool 2.5% 4/1/2050	134,750	113,750
Freddie Mac Gold Pool 2.5% 4/1/2052	470,000	394,110
Freddie Mac Gold Pool 2.5% 4/1/2052	13,517,144	11,347,222
Freddie Mac Gold Pool 2.5% 4/1/2052	1,267,419	1,060,394
Freddie Mac Gold Pool 2.5% 5/1/2032	14,710	14,022
Freddie Mac Gold Pool 2.5% 5/1/2035	508,687	475,624
Freddie Mac Gold Pool 2.5% 5/1/2050	916,028	773,271
Freddie Mac Gold Pool 2.5% 5/1/2051	83,105,836	69,868,647
Freddie Mac Gold Pool 2.5% 6/1/2027	27,890	27,388
Freddie Mac Gold Pool 2.5% 6/1/2027	5,811	5,690
Freddie Mac Gold Pool 2.5% 6/1/2030	373,738	359,828
Freddie Mac Gold Pool 2.5% 6/1/2031	88,955	85,083
Freddie Mac Gold Pool 2.5% 6/1/2032	176,840	167,853
Freddie Mac Gold Pool 2.5% 6/1/2040	5,426,852	4,813,701
Freddie Mac Gold Pool 2.5% 6/1/2050	5,248,509	4,440,403
Freddie Mac Gold Pool 2.5% 6/1/2050	2,520,193	2,132,163
Freddie Mac Gold Pool 2.5% 6/1/2050	3,076,135	2,602,507
Freddie Mac Gold Pool 2.5% 6/1/2052	276,704	231,766
Freddie Mac Gold Pool 2.5% 7/1/2028	24,063	23,417
Freddie Mac Gold Pool 2.5% 7/1/2030	99,309	95,814
Freddie Mac Gold Pool 2.5% 7/1/2030	3,866	3,715
Freddie Mac Gold Pool 2.5% 7/1/2030	6,782,525	6,526,594
Freddie Mac Gold Pool 2.5% 7/1/2031	63,193	60,471
Freddie Mac Gold Pool 2.5% 7/1/2031	147,513	141,165
Freddie Mac Gold Pool 2.5% 7/1/2033	17,713	16,787
Freddie Mac Gold Pool 2.5% 7/1/2033	32,742	30,988
Freddie Mac Gold Pool 2.5% 7/1/2033	646,518	613,963
Freddie Mac Gold Pool 2.5% 7/1/2035	1,708,735	1,595,002
Freddie Mac Gold Pool 2.5% 7/1/2040	799,280	708,545
Freddie Mac Gold Pool 2.5% 7/1/2049	116,162	98,277
Freddie Mac Gold Pool 2.5% 7/1/2050	89,004,271	75,133,525
Freddie Mac Gold Pool 2.5% 7/1/2050	105,957	89,444
Freddie Mac Gold Pool 2.5% 7/1/2050	172,406	145,861
Freddie Mac Gold Pool 2.5% 7/1/2051	43,581,033	36,584,922
Freddie Mac Gold Pool 2.5% 7/1/2051	50,621,556	42,495,222
Freddie Mac Gold Pool 2.5% 7/1/2051	30,534,766	25,632,986
Freddie Mac Gold Pool 2.5% 8/1/2031	2,006,189	1,917,926
Freddie Mac Gold Pool 2.5% 8/1/2031	54,579	52,103
Freddie Mac Gold Pool 2.5% 8/1/2031	248,183	237,267
Freddie Mac Gold Pool 2.5% 8/1/2032	34,047	32,393
Freddie Mac Gold Pool 2.5% 8/1/2035	19,731,728	18,418,384
Freddie Mac Gold Pool 2.5% 8/1/2046	160,226	138,310
Freddie Mac Gold Pool 2.5% 8/1/2049	64,432	54,512
Freddie Mac Gold Pool 2.5% 8/1/2050	56,593,863	47,703,330
Freddie Mac Gold Pool 2.5% 8/1/2050	164,840	138,945
Freddie Mac Gold Pool 2.5% 8/1/2051	70,304,263	59,018,243
Freddie Mac Gold Pool 2.5% 8/1/2051	649,625	546,964
Freddie Mac Gold Pool 2.5% 9/1/2027	1,447	1,415
Freddie Mac Gold Pool 2.5% 9/1/2031	78,325	74,842
Freddie Mac Gold Pool 2.5% 9/1/2031	64,649	61,718
Freddie Mac Gold Pool 2.5% 9/1/2031	1,383,522	1,322,037
Freddie Mac Gold Pool 2.5% 9/1/2031	5,740	5,485
Freddie Mac Gold Pool 2.5% 9/1/2032	167,696	159,333
Freddie Mac Gold Pool 2.5% 9/1/2032	175,555	167,108
Freddie Mac Gold Pool 2.5% 9/1/2032	113,722	107,892
Freddie Mac Gold Pool 2.5% 9/1/2032	165,216	157,043
Freddie Mac Gold Pool 2.5% 9/1/2035	19,679,314	18,369,459
Freddie Mac Gold Pool 2.5% 9/1/2036	104,830	95,473
Freddie Mac Gold Pool 2.5% 9/1/2040	82,756	69,807
Freddie Mac Gold Pool 2.5% 9/1/2050	21,955,047	18,506,050
Freddie Mac Gold Pool 2.5% 9/1/2051	1,966,995	1,651,231
Freddie Mac Gold Pool 2.5% 9/1/2051	16,005,999	13,436,538
Freddie Mac Gold Pool 2.5% 9/1/2051	455,938	382,746
Freddie Mac Gold Pool 2.5% 9/1/2051	9,540,510	7,982,128
Freddie Mac Gold Pool 3% 1/1/2027	81,522	80,385
Freddie Mac Gold Pool 3% 1/1/2028	5,322	5,232
Freddie Mac Gold Pool 3% 1/1/2028	23,897	23,470
Freddie Mac Gold Pool 3% 1/1/2028	56,673	55,753
Freddie Mac Gold Pool 3% 1/1/2029	2,311	2,260
Freddie Mac Gold Pool 3% 1/1/2031	41,482	40,276
Freddie Mac Gold Pool 3% 1/1/2033	453,836	436,440
Freddie Mac Gold Pool 3% 1/1/2040	850,268	784,401
Freddie Mac Gold Pool 3% 1/1/2043	157,476	143,084
Freddie Mac Gold Pool 3% 1/1/2043	1,219,308	1,109,707
Freddie Mac Gold Pool 3% 1/1/2043	64,882	59,034
Freddie Mac Gold Pool 3% 1/1/2043	9,017	8,237
Freddie Mac Gold Pool 3% 1/1/2044	2,199,048	1,998,636
Freddie Mac Gold Pool 3% 1/1/2045	1,075,793	969,896
Freddie Mac Gold Pool 3% 1/1/2047	11,230	10,039
Freddie Mac Gold Pool 3% 1/1/2047	45,948,181	41,078,497
Freddie Mac Gold Pool 3% 1/1/2048	960,326	855,248
Freddie Mac Gold Pool 3% 1/1/2048	30,672	27,280
Freddie Mac Gold Pool 3% 1/1/2050	25,078	22,109
Freddie Mac Gold Pool 3% 1/1/2050	335,985	296,203
Freddie Mac Gold Pool 3% 1/1/2050	512,114	451,477
Freddie Mac Gold Pool 3% 1/1/2051	1,896,625	1,666,130
Freddie Mac Gold Pool 3% 1/1/2052	1,091,086	956,441
Freddie Mac Gold Pool 3% 1/1/2052	313,708	275,093
Freddie Mac Gold Pool 3% 10/1/2026	35,658	35,163
Freddie Mac Gold Pool 3% 10/1/2027	37,594	36,948
Freddie Mac Gold Pool 3% 10/1/2028	1,053,511	1,031,216
Freddie Mac Gold Pool 3% 10/1/2028	17,434	17,075
Freddie Mac Gold Pool 3% 10/1/2028	17,435	17,179
Freddie Mac Gold Pool 3% 10/1/2028	807,909	790,805
Freddie Mac Gold Pool 3% 10/1/2028	129,725	126,806
Freddie Mac Gold Pool 3% 10/1/2028	117,419	115,550
Freddie Mac Gold Pool 3% 10/1/2029	101,520	99,033
Freddie Mac Gold Pool 3% 10/1/2029	141,169	137,661
Freddie Mac Gold Pool 3% 10/1/2029	4,925	4,797
Freddie Mac Gold Pool 3% 10/1/2030	548,863	533,122
Freddie Mac Gold Pool 3% 10/1/2030	241,385	234,061
Freddie Mac Gold Pool 3% 10/1/2030	157,141	152,416
Freddie Mac Gold Pool 3% 10/1/2032	119,686	115,345
Freddie Mac Gold Pool 3% 10/1/2033	253,563	244,425
Freddie Mac Gold Pool 3% 10/1/2039	277,445	255,952
Freddie Mac Gold Pool 3% 10/1/2039	283,045	264,037
Freddie Mac Gold Pool 3% 10/1/2040	346,217	317,449
Freddie Mac Gold Pool 3% 10/1/2042	58,139	53,033
Freddie Mac Gold Pool 3% 10/1/2042	82,708	75,226
Freddie Mac Gold Pool 3% 10/1/2042	624,239	567,793
Freddie Mac Gold Pool 3% 10/1/2042	112,918	102,866
Freddie Mac Gold Pool 3% 10/1/2042	1,070,413	974,088
Freddie Mac Gold Pool 3% 10/1/2042	9,177	8,472
Freddie Mac Gold Pool 3% 10/1/2043	109,461	99,664
Freddie Mac Gold Pool 3% 10/1/2043	41,577	37,738
Freddie Mac Gold Pool 3% 10/1/2043	22,780	20,718
Freddie Mac Gold Pool 3% 10/1/2043	1,067,975	972,068
Freddie Mac Gold Pool 3% 10/1/2047	1,235,639	1,100,435
Freddie Mac Gold Pool 3% 10/1/2048	594,713	528,013
Freddie Mac Gold Pool 3% 10/1/2049	13,477,809	11,903,038
Freddie Mac Gold Pool 3% 10/1/2049	66,295	58,549
Freddie Mac Gold Pool 3% 10/1/2049	448,500	396,097
Freddie Mac Gold Pool 3% 10/1/2049	676,276	597,259
Freddie Mac Gold Pool 3% 10/1/2049	297,875	263,071
Freddie Mac Gold Pool 3% 10/1/2050	1,064,177	935,846
Freddie Mac Gold Pool 3% 10/1/2050	9,372,937	8,254,354
Freddie Mac Gold Pool 3% 10/1/2050	103,167	90,726
Freddie Mac Gold Pool 3% 10/1/2051	168,191	147,173
Freddie Mac Gold Pool 3% 10/1/2051	1,939,203	1,700,503
Freddie Mac Gold Pool 3% 11/1/2028	26,906	26,296
Freddie Mac Gold Pool 3% 11/1/2029	29,181	28,436
Freddie Mac Gold Pool 3% 11/1/2030	1,523,656	1,489,449
Freddie Mac Gold Pool 3% 11/1/2030	10,008	9,710
Freddie Mac Gold Pool 3% 11/1/2032	127,770	123,099
Freddie Mac Gold Pool 3% 11/1/2032	338,814	326,947
Freddie Mac Gold Pool 3% 11/1/2033	361,453	347,862
Freddie Mac Gold Pool 3% 11/1/2034	48,286	46,244
Freddie Mac Gold Pool 3% 11/1/2042	220,615	200,277
Freddie Mac Gold Pool 3% 11/1/2042	149,181	136,012
Freddie Mac Gold Pool 3% 11/1/2043	23,263	21,105
Freddie Mac Gold Pool 3% 11/1/2047	84,608	75,350
Freddie Mac Gold Pool 3% 11/1/2048	2,131,723	1,892,641
Freddie Mac Gold Pool 3% 11/1/2049	198,823	175,282
Freddie Mac Gold Pool 3% 11/1/2049	85,795	75,636
Freddie Mac Gold Pool 3% 11/1/2050	1,284,470	1,129,573
Freddie Mac Gold Pool 3% 11/1/2051	1,763,758	1,545,001
Freddie Mac Gold Pool 3% 12/1/2028	2,030	1,985
Freddie Mac Gold Pool 3% 12/1/2029	1,529,520	1,490,464
Freddie Mac Gold Pool 3% 12/1/2030	5,198	5,037
Freddie Mac Gold Pool 3% 12/1/2032	693,988	668,418
Freddie Mac Gold Pool 3% 12/1/2032	169,219	162,939
Freddie Mac Gold Pool 3% 12/1/2032	841,941	810,613
Freddie Mac Gold Pool 3% 12/1/2032	21,083	20,282
Freddie Mac Gold Pool 3% 12/1/2034	264,075	252,578
Freddie Mac Gold Pool 3% 12/1/2042	69,271	63,079
Freddie Mac Gold Pool 3% 12/1/2042	22,241,454	20,339,238
Freddie Mac Gold Pool 3% 12/1/2042	85,072	77,338
Freddie Mac Gold Pool 3% 12/1/2042	154,414	140,592
Freddie Mac Gold Pool 3% 12/1/2044	1,318,088	1,175,613
Freddie Mac Gold Pool 3% 12/1/2047	268,109	238,773
Freddie Mac Gold Pool 3% 12/1/2049	2,041,468	1,799,749
Freddie Mac Gold Pool 3% 12/1/2049	227,648	202,330
Freddie Mac Gold Pool 3% 2/1/2027	56,306	55,497
Freddie Mac Gold Pool 3% 2/1/2028	21,499	21,091
Freddie Mac Gold Pool 3% 2/1/2028	10,784	10,580
Freddie Mac Gold Pool 3% 2/1/2029	2,294	2,244
Freddie Mac Gold Pool 3% 2/1/2030	14,592	14,210
Freddie Mac Gold Pool 3% 2/1/2030	86,157	84,129
Freddie Mac Gold Pool 3% 2/1/2030	129,143	125,880
Freddie Mac Gold Pool 3% 2/1/2030	109,906	107,130
Freddie Mac Gold Pool 3% 2/1/2031	5,045	4,891
Freddie Mac Gold Pool 3% 2/1/2032	5,279	5,099
Freddie Mac Gold Pool 3% 2/1/2033	113,369	108,831
Freddie Mac Gold Pool 3% 2/1/2033	1,965,437	1,893,608
Freddie Mac Gold Pool 3% 2/1/2033	284,643	273,634
Freddie Mac Gold Pool 3% 2/1/2035	976,705	934,180
Freddie Mac Gold Pool 3% 2/1/2038	647,001	604,563
Freddie Mac Gold Pool 3% 2/1/2040	5,418,334	4,998,593
Freddie Mac Gold Pool 3% 2/1/2043	893,810	816,102
Freddie Mac Gold Pool 3% 2/1/2043	618,749	562,583
Freddie Mac Gold Pool 3% 2/1/2043	1,136,530	1,032,706
Freddie Mac Gold Pool 3% 2/1/2043	45,904	41,794
Freddie Mac Gold Pool 3% 2/1/2043	160,343	146,152
Freddie Mac Gold Pool 3% 2/1/2043	12,996	11,828
Freddie Mac Gold Pool 3% 2/1/2047	4,239,479	3,790,170
Freddie Mac Gold Pool 3% 2/1/2047	4,085,036	3,652,095
Freddie Mac Gold Pool 3% 2/1/2049	315,415	279,744
Freddie Mac Gold Pool 3% 2/1/2050	279,673	246,559
Freddie Mac Gold Pool 3% 2/1/2050	50,615	44,591
Freddie Mac Gold Pool 3% 2/1/2050	302,665	268,342
Freddie Mac Gold Pool 3% 2/1/2050	636,747	556,180
Freddie Mac Gold Pool 3% 3/1/2027	194,694	191,977
Freddie Mac Gold Pool 3% 3/1/2027	12,523	12,339
Freddie Mac Gold Pool 3% 3/1/2027	52,822	52,042
Freddie Mac Gold Pool 3% 3/1/2032	3,000,015	2,897,690
Freddie Mac Gold Pool 3% 3/1/2032	51,315	49,628
Freddie Mac Gold Pool 3% 3/1/2033	49,174	47,281
Freddie Mac Gold Pool 3% 3/1/2033	156,928	151,149
Freddie Mac Gold Pool 3% 3/1/2033	555,960	534,462
Freddie Mac Gold Pool 3% 3/1/2040	3,118,949	2,877,334
Freddie Mac Gold Pool 3% 3/1/2040	324,238	298,512
Freddie Mac Gold Pool 3% 3/1/2043	343,164	311,829
Freddie Mac Gold Pool 3% 3/1/2043	103,395	94,001
Freddie Mac Gold Pool 3% 3/1/2043	573,529	524,794
Freddie Mac Gold Pool 3% 3/1/2043	549,123	500,245
Freddie Mac Gold Pool 3% 3/1/2043	37,839	34,534
Freddie Mac Gold Pool 3% 3/1/2045	519,287	466,199
Freddie Mac Gold Pool 3% 3/1/2045	891,069	799,973
Freddie Mac Gold Pool 3% 3/1/2045	868,112	779,363
Freddie Mac Gold Pool 3% 3/1/2047	9,388,347	8,393,350
Freddie Mac Gold Pool 3% 3/1/2048	210,396	186,997
Freddie Mac Gold Pool 3% 3/1/2049	255,663	226,510
Freddie Mac Gold Pool 3% 3/1/2049	241,748	214,408
Freddie Mac Gold Pool 3% 3/1/2050	205,748	181,258
Freddie Mac Gold Pool 3% 3/1/2050	4,140,997	3,671,390
Freddie Mac Gold Pool 3% 4/1/2027	61,316	60,388
Freddie Mac Gold Pool 3% 4/1/2027	19,783	19,476
Freddie Mac Gold Pool 3% 4/1/2028	23,070	22,614
Freddie Mac Gold Pool 3% 4/1/2028	55,849	54,734
Freddie Mac Gold Pool 3% 4/1/2028	132,158	129,659
Freddie Mac Gold Pool 3% 4/1/2029	14,271	13,942
Freddie Mac Gold Pool 3% 4/1/2030	33,045	32,142
Freddie Mac Gold Pool 3% 4/1/2030	138,907	135,111
Freddie Mac Gold Pool 3% 4/1/2030	22,958	22,371
Freddie Mac Gold Pool 3% 4/1/2033	60,546	58,184
Freddie Mac Gold Pool 3% 4/1/2034	319,554	306,939
Freddie Mac Gold Pool 3% 4/1/2034	35,980	34,601
Freddie Mac Gold Pool 3% 4/1/2038	100,810	94,198
Freddie Mac Gold Pool 3% 4/1/2039	426,899	396,497
Freddie Mac Gold Pool 3% 4/1/2040	579,597	533,610
Freddie Mac Gold Pool 3% 4/1/2043	18,922	17,241
Freddie Mac Gold Pool 3% 4/1/2043	1,918,234	1,745,290
Freddie Mac Gold Pool 3% 4/1/2043	29,497	26,812
Freddie Mac Gold Pool 3% 4/1/2043	120,200	109,660
Freddie Mac Gold Pool 3% 4/1/2045	660,766	595,486
Freddie Mac Gold Pool 3% 4/1/2045	62,560	56,340
Freddie Mac Gold Pool 3% 4/1/2045	30,180	26,812
Freddie Mac Gold Pool 3% 4/1/2045	17,413	15,682
Freddie Mac Gold Pool 3% 4/1/2045	21,247	19,135
Freddie Mac Gold Pool 3% 4/1/2047	273,176	244,225
Freddie Mac Gold Pool 3% 4/1/2048	64,866	57,651
Freddie Mac Gold Pool 3% 4/1/2049	271,476	240,520
Freddie Mac Gold Pool 3% 4/1/2050	306,389	269,919
Freddie Mac Gold Pool 3% 4/1/2050	13,578,050	12,038,240
Freddie Mac Gold Pool 3% 4/1/2050	2,589,904	2,281,629
Freddie Mac Gold Pool 3% 4/1/2051	192,845	169,047
Freddie Mac Gold Pool 3% 5/1/2028	48,403	47,464
Freddie Mac Gold Pool 3% 5/1/2029	33,174	32,615
Freddie Mac Gold Pool 3% 5/1/2029	1,847	1,806
Freddie Mac Gold Pool 3% 5/1/2029	3,012	2,935
Freddie Mac Gold Pool 3% 5/1/2030	15,470	15,048
Freddie Mac Gold Pool 3% 5/1/2030	36,087	35,074
Freddie Mac Gold Pool 3% 5/1/2030	51,132	49,860
Freddie Mac Gold Pool 3% 5/1/2032	3,241,329	3,128,724
Freddie Mac Gold Pool 3% 5/1/2033	8,876	8,533
Freddie Mac Gold Pool 3% 5/1/2043	4,782,908	4,343,711
Freddie Mac Gold Pool 3% 5/1/2043	210,311	191,672
Freddie Mac Gold Pool 3% 5/1/2043	722,419	656,373
Freddie Mac Gold Pool 3% 5/1/2043	399,700	363,103
Freddie Mac Gold Pool 3% 5/1/2043	693,870	632,570
Freddie Mac Gold Pool 3% 5/1/2043	233,032	210,887
Freddie Mac Gold Pool 3% 5/1/2043	875	790
Freddie Mac Gold Pool 3% 5/1/2045	1,595,230	1,432,146
Freddie Mac Gold Pool 3% 5/1/2048	657,047	583,972
Freddie Mac Gold Pool 3% 5/1/2050	3,213,517	2,831,015
Freddie Mac Gold Pool 3% 5/1/2050	639,169	563,089
Freddie Mac Gold Pool 3% 5/1/2051	469,803	412,561
Freddie Mac Gold Pool 3% 5/1/2051	725,722	636,845
Freddie Mac Gold Pool 3% 6/1/2027	39,768	39,134
Freddie Mac Gold Pool 3% 6/1/2028	116,030	113,855
Freddie Mac Gold Pool 3% 6/1/2028	60,769	59,521
Freddie Mac Gold Pool 3% 6/1/2029	8,311	8,116
Freddie Mac Gold Pool 3% 6/1/2030	725,109	705,037
Freddie Mac Gold Pool 3% 6/1/2030	35,906	34,939
Freddie Mac Gold Pool 3% 6/1/2031	37,741	36,536
Freddie Mac Gold Pool 3% 6/1/2043	66,673	60,518
Freddie Mac Gold Pool 3% 6/1/2043	38,245	34,666
Freddie Mac Gold Pool 3% 6/1/2043	42,886	38,932
Freddie Mac Gold Pool 3% 6/1/2043	2,383,830	2,169,479
Freddie Mac Gold Pool 3% 6/1/2043	417,872	381,948
Freddie Mac Gold Pool 3% 6/1/2043	299,177	272,317
Freddie Mac Gold Pool 3% 6/1/2043	288,975	262,465
Freddie Mac Gold Pool 3% 6/1/2043	416,370	378,754
Freddie Mac Gold Pool 3% 6/1/2043	3,405	3,109
Freddie Mac Gold Pool 3% 6/1/2043	198,259	180,013
Freddie Mac Gold Pool 3% 6/1/2045	4,245,967	3,811,893
Freddie Mac Gold Pool 3% 6/1/2045	101,237	90,887
Freddie Mac Gold Pool 3% 6/1/2045	5,254	4,717
Freddie Mac Gold Pool 3% 6/1/2045	56,403	50,637
Freddie Mac Gold Pool 3% 6/1/2049	456,589	403,953
Freddie Mac Gold Pool 3% 6/1/2049	52,413	46,371
Freddie Mac Gold Pool 3% 6/1/2049	4,148	3,670
Freddie Mac Gold Pool 3% 6/1/2050	62,275,258	54,862,678
Freddie Mac Gold Pool 3% 6/1/2052	27,747,858	24,215,264
Freddie Mac Gold Pool 3% 6/1/2053	879,563	767,036
Freddie Mac Gold Pool 3% 7/1/2028	29,313	28,681
Freddie Mac Gold Pool 3% 7/1/2028	20,662	20,302
Freddie Mac Gold Pool 3% 7/1/2028	3,939	3,857
Freddie Mac Gold Pool 3% 7/1/2028	19,228	18,844
Freddie Mac Gold Pool 3% 7/1/2028	24,611	24,154
Freddie Mac Gold Pool 3% 7/1/2029	479,306	468,078
Freddie Mac Gold Pool 3% 7/1/2031	8,633	8,352
Freddie Mac Gold Pool 3% 7/1/2032	616,245	593,866
Freddie Mac Gold Pool 3% 7/1/2032	1,459,510	1,413,823
Freddie Mac Gold Pool 3% 7/1/2034	134,745	129,299
Freddie Mac Gold Pool 3% 7/1/2034	15,840	15,170
Freddie Mac Gold Pool 3% 7/1/2042	79,757	72,847
Freddie Mac Gold Pool 3% 7/1/2042	1,619	1,504
Freddie Mac Gold Pool 3% 7/1/2042	1,323,402	1,207,001
Freddie Mac Gold Pool 3% 7/1/2043	9,553,743	8,674,809
Freddie Mac Gold Pool 3% 7/1/2043	57,900	52,564
Freddie Mac Gold Pool 3% 7/1/2043	489,730	444,989
Freddie Mac Gold Pool 3% 7/1/2043	542,788	495,053
Freddie Mac Gold Pool 3% 7/1/2043	792	723
Freddie Mac Gold Pool 3% 7/1/2043	558,675	507,549
Freddie Mac Gold Pool 3% 7/1/2043	238,238	215,677
Freddie Mac Gold Pool 3% 7/1/2043	181,679	165,055
Freddie Mac Gold Pool 3% 7/1/2043	17,195	15,689
Freddie Mac Gold Pool 3% 7/1/2045	140,505	126,536
Freddie Mac Gold Pool 3% 7/1/2045	6,784,403	6,090,819
Freddie Mac Gold Pool 3% 7/1/2045	216,567	194,426
Freddie Mac Gold Pool 3% 7/1/2045	7,767	6,973
Freddie Mac Gold Pool 3% 7/1/2047	47,526	42,429
Freddie Mac Gold Pool 3% 7/1/2048	491,106	436,487
Freddie Mac Gold Pool 3% 7/1/2049	40,569	35,892
Freddie Mac Gold Pool 3% 7/1/2049	61,631	54,526
Freddie Mac Gold Pool 3% 7/1/2049	10,123	8,956
Freddie Mac Gold Pool 3% 8/1/2027	36,850	36,240
Freddie Mac Gold Pool 3% 8/1/2028	5,423	5,327
Freddie Mac Gold Pool 3% 8/1/2028	11,880	11,645
Freddie Mac Gold Pool 3% 8/1/2028	35,734	35,000
Freddie Mac Gold Pool 3% 8/1/2028	73,297	71,792
Freddie Mac Gold Pool 3% 8/1/2029	9,911	9,668
Freddie Mac Gold Pool 3% 8/1/2030	1,216,813	1,183,094
Freddie Mac Gold Pool 3% 8/1/2030	67,167	65,188
Freddie Mac Gold Pool 3% 8/1/2031	69,721	67,475
Freddie Mac Gold Pool 3% 8/1/2032	2,376,945	2,292,124
Freddie Mac Gold Pool 3% 8/1/2034	1,772,370	1,697,419
Freddie Mac Gold Pool 3% 8/1/2042	89,910	81,778
Freddie Mac Gold Pool 3% 8/1/2043	115,440	104,784
Freddie Mac Gold Pool 3% 8/1/2043	89,739	81,621
Freddie Mac Gold Pool 3% 8/1/2043	62,782	56,961
Freddie Mac Gold Pool 3% 8/1/2043	147,544	134,012
Freddie Mac Gold Pool 3% 8/1/2043	140,160	127,217
Freddie Mac Gold Pool 3% 8/1/2043	40,544	36,829
Freddie Mac Gold Pool 3% 8/1/2043	289,925	262,922
Freddie Mac Gold Pool 3% 8/1/2043	81,727	74,534
Freddie Mac Gold Pool 3% 8/1/2043	32,293	29,255
Freddie Mac Gold Pool 3% 8/1/2043	42,302	38,572
Freddie Mac Gold Pool 3% 8/1/2043	47,407	43,018
Freddie Mac Gold Pool 3% 8/1/2047	87,923	78,495
Freddie Mac Gold Pool 3% 8/1/2047	149,177	132,854
Freddie Mac Gold Pool 3% 8/1/2049	85,230	75,271
Freddie Mac Gold Pool 3% 8/1/2049	33,248	29,363
Freddie Mac Gold Pool 3% 8/1/2049	173,853	153,539
Freddie Mac Gold Pool 3% 8/1/2050	264,219	232,686
Freddie Mac Gold Pool 3% 8/1/2050	15,168	13,372
Freddie Mac Gold Pool 3% 8/1/2051	5,674,058	4,949,031
Freddie Mac Gold Pool 3% 9/1/2027	1,992	1,958
Freddie Mac Gold Pool 3% 9/1/2028	95,265	93,287
Freddie Mac Gold Pool 3% 9/1/2028	46,745	45,748
Freddie Mac Gold Pool 3% 9/1/2029	75,787	73,775
Freddie Mac Gold Pool 3% 9/1/2030	691,970	672,067
Freddie Mac Gold Pool 3% 9/1/2032	82,259	79,299
Freddie Mac Gold Pool 3% 9/1/2032	356,972	343,466
Freddie Mac Gold Pool 3% 9/1/2033	617,032	594,795
Freddie Mac Gold Pool 3% 9/1/2034	1,247,081	1,194,343
Freddie Mac Gold Pool 3% 9/1/2039	54,529	50,390
Freddie Mac Gold Pool 3% 9/1/2042	182,746	166,535
Freddie Mac Gold Pool 3% 9/1/2043	282,191	255,340
Freddie Mac Gold Pool 3% 9/1/2043	991,895	899,661
Freddie Mac Gold Pool 3% 9/1/2043	11,210	10,115
Freddie Mac Gold Pool 3% 9/1/2043	231,997	210,520
Freddie Mac Gold Pool 3% 9/1/2043	67,764	61,199
Freddie Mac Gold Pool 3% 9/1/2043	177,768	161,603
Freddie Mac Gold Pool 3% 9/1/2043	110,385	99,938
Freddie Mac Gold Pool 3% 9/1/2045	8,505	7,628
Freddie Mac Gold Pool 3% 9/1/2046	3,418,930	3,097,974
Freddie Mac Gold Pool 3% 9/1/2047	33,133	29,507
Freddie Mac Gold Pool 3% 9/1/2049	6,018,946	5,315,682
Freddie Mac Gold Pool 3% 9/1/2049	271,924	240,152
Freddie Mac Gold Pool 3% 9/1/2050	2,075,004	1,829,314
Freddie Mac Gold Pool 3.5% 1/1/2029	80,513	79,403
Freddie Mac Gold Pool 3.5% 1/1/2029	5,355	5,282
Freddie Mac Gold Pool 3.5% 1/1/2030	26,051	25,796
Freddie Mac Gold Pool 3.5% 1/1/2030	137,251	135,411
Freddie Mac Gold Pool 3.5% 1/1/2030	8,414	8,284
Freddie Mac Gold Pool 3.5% 1/1/2031	109,994	108,156
Freddie Mac Gold Pool 3.5% 1/1/2034	7,233	7,061
Freddie Mac Gold Pool 3.5% 1/1/2034	114,580	111,741
Freddie Mac Gold Pool 3.5% 1/1/2038	36,325	34,971
Freddie Mac Gold Pool 3.5% 1/1/2044	7,979,625	7,458,989
Freddie Mac Gold Pool 3.5% 1/1/2044	1,403,443	1,313,246
Freddie Mac Gold Pool 3.5% 1/1/2045	6,428	5,971
Freddie Mac Gold Pool 3.5% 1/1/2045	457,267	425,796
Freddie Mac Gold Pool 3.5% 1/1/2046	12,197	11,326
Freddie Mac Gold Pool 3.5% 1/1/2047	112,803	104,503
Freddie Mac Gold Pool 3.5% 1/1/2048	448,678	414,542
Freddie Mac Gold Pool 3.5% 1/1/2048	1,676,085	1,548,568
Freddie Mac Gold Pool 3.5% 1/1/2048	31,628	29,222
Freddie Mac Gold Pool 3.5% 1/1/2048	47,126	43,541
Freddie Mac Gold Pool 3.5% 1/1/2048	12,493	11,528
Freddie Mac Gold Pool 3.5% 1/1/2049	74,898	68,829
Freddie Mac Gold Pool 3.5% 1/1/2050	413,266	378,879
Freddie Mac Gold Pool 3.5% 1/1/2052	1,313,573	1,197,295
Freddie Mac Gold Pool 3.5% 1/1/2052	61,421	55,734
Freddie Mac Gold Pool 3.5% 1/1/2052	668,356	606,478
Freddie Mac Gold Pool 3.5% 10/1/2033	1,789,971	1,748,184
Freddie Mac Gold Pool 3.5% 10/1/2033	287,886	280,844
Freddie Mac Gold Pool 3.5% 10/1/2042	138,298	129,532
Freddie Mac Gold Pool 3.5% 10/1/2042	33,197	31,087
Freddie Mac Gold Pool 3.5% 10/1/2042	266,391	249,009
Freddie Mac Gold Pool 3.5% 10/1/2045	4,310,881	4,005,810
Freddie Mac Gold Pool 3.5% 10/1/2047	2,205,120	2,037,354
Freddie Mac Gold Pool 3.5% 10/1/2047	277,407	256,302
Freddie Mac Gold Pool 3.5% 10/1/2047	223,642	206,627
Freddie Mac Gold Pool 3.5% 10/1/2047	35,702	32,943
Freddie Mac Gold Pool 3.5% 10/1/2048	16,597	15,287
Freddie Mac Gold Pool 3.5% 10/1/2048	107,618	99,000
Freddie Mac Gold Pool 3.5% 10/1/2048	280,536	257,895
Freddie Mac Gold Pool 3.5% 11/1/2033	684,884	668,130
Freddie Mac Gold Pool 3.5% 11/1/2037	19,901	19,160
Freddie Mac Gold Pool 3.5% 11/1/2039	56,333	53,371
Freddie Mac Gold Pool 3.5% 11/1/2044	305,959	284,373
Freddie Mac Gold Pool 3.5% 11/1/2045	5,190	4,823
Freddie Mac Gold Pool 3.5% 11/1/2045	6,524,067	6,068,490
Freddie Mac Gold Pool 3.5% 11/1/2046	49,417	45,781
Freddie Mac Gold Pool 3.5% 11/1/2047	5,599	5,173
Freddie Mac Gold Pool 3.5% 11/1/2047	181,921	168,080
Freddie Mac Gold Pool 3.5% 11/1/2047	27,514	25,421
Freddie Mac Gold Pool 3.5% 11/1/2047	22,489	20,778
Freddie Mac Gold Pool 3.5% 11/1/2047	24,409	22,552
Freddie Mac Gold Pool 3.5% 11/1/2047	937,110	865,815
Freddie Mac Gold Pool 3.5% 11/1/2048	510,932	470,304
Freddie Mac Gold Pool 3.5% 11/1/2048	286,453	263,334
Freddie Mac Gold Pool 3.5% 11/1/2048	92,408	84,950
Freddie Mac Gold Pool 3.5% 11/1/2048	172,811	159,188
Freddie Mac Gold Pool 3.5% 11/1/2049	190,746	174,993
Freddie Mac Gold Pool 3.5% 11/1/2049	16,017	14,695
Freddie Mac Gold Pool 3.5% 12/1/2025	866	861
Freddie Mac Gold Pool 3.5% 12/1/2026	34,571	34,259
Freddie Mac Gold Pool 3.5% 12/1/2029	293,892	289,605
Freddie Mac Gold Pool 3.5% 12/1/2033	396,298	386,480
Freddie Mac Gold Pool 3.5% 12/1/2042	191,737	179,175
Freddie Mac Gold Pool 3.5% 12/1/2042	121,025	113,211
Freddie Mac Gold Pool 3.5% 12/1/2044	4,864	4,518
Freddie Mac Gold Pool 3.5% 12/1/2044	1,535,506	1,437,535
Freddie Mac Gold Pool 3.5% 12/1/2045	6,709	6,234
Freddie Mac Gold Pool 3.5% 12/1/2045	2,122,445	1,972,245
Freddie Mac Gold Pool 3.5% 12/1/2046	499,447	462,698
Freddie Mac Gold Pool 3.5% 12/1/2047	192,977	178,295
Freddie Mac Gold Pool 3.5% 12/1/2047	34,037	31,448
Freddie Mac Gold Pool 3.5% 12/1/2047	4,250,953	3,927,540
Freddie Mac Gold Pool 3.5% 12/1/2047	2,625,499	2,425,751
Freddie Mac Gold Pool 3.5% 12/1/2047	1,026,540	948,440
Freddie Mac Gold Pool 3.5% 12/1/2048	78,306	72,079
Freddie Mac Gold Pool 3.5% 12/1/2048	72,949	67,308
Freddie Mac Gold Pool 3.5% 12/1/2048	733,267	675,690
Freddie Mac Gold Pool 3.5% 12/1/2048	78,465	72,304
Freddie Mac Gold Pool 3.5% 12/1/2051	78,280	71,033
Freddie Mac Gold Pool 3.5% 12/1/2051	697,691	633,097
Freddie Mac Gold Pool 3.5% 2/1/2033	32,386	31,660
Freddie Mac Gold Pool 3.5% 2/1/2042	2,951,656	2,766,085
Freddie Mac Gold Pool 3.5% 2/1/2043	67,757	63,287
Freddie Mac Gold Pool 3.5% 2/1/2043	1,344,571	1,251,502
Freddie Mac Gold Pool 3.5% 2/1/2043	148,726	139,455
Freddie Mac Gold Pool 3.5% 2/1/2044	2,435	2,268
Freddie Mac Gold Pool 3.5% 2/1/2044	1,002,970	936,573
Freddie Mac Gold Pool 3.5% 2/1/2044	643,217	601,577
Freddie Mac Gold Pool 3.5% 2/1/2045	5,589,591	5,190,887
Freddie Mac Gold Pool 3.5% 2/1/2045	1,008,073	937,364
Freddie Mac Gold Pool 3.5% 2/1/2046	32,495	30,175
Freddie Mac Gold Pool 3.5% 2/1/2048	822,902	759,267
Freddie Mac Gold Pool 3.5% 2/1/2048	5,426	5,006
Freddie Mac Gold Pool 3.5% 2/1/2048	30,842	28,457
Freddie Mac Gold Pool 3.5% 2/1/2048	60,693	56,000
Freddie Mac Gold Pool 3.5% 2/1/2048	502,490	464,260
Freddie Mac Gold Pool 3.5% 2/1/2049	21,287	19,563
Freddie Mac Gold Pool 3.5% 2/1/2049	161,938	148,768
Freddie Mac Gold Pool 3.5% 3/1/2030	9,536	9,399
Freddie Mac Gold Pool 3.5% 3/1/2032	89,067	87,182
Freddie Mac Gold Pool 3.5% 3/1/2033	225,586	220,531
Freddie Mac Gold Pool 3.5% 3/1/2045	1,144,887	1,064,581
Freddie Mac Gold Pool 3.5% 3/1/2046	7,381,176	6,854,214
Freddie Mac Gold Pool 3.5% 3/1/2046	12,421	11,535
Freddie Mac Gold Pool 3.5% 3/1/2048	4,289,861	3,968,850
Freddie Mac Gold Pool 3.5% 3/1/2048	323,450	298,438
Freddie Mac Gold Pool 3.5% 3/1/2048	28,494	26,290
Freddie Mac Gold Pool 3.5% 3/1/2048	61,523	56,727
Freddie Mac Gold Pool 3.5% 3/1/2048	50,274	46,386
Freddie Mac Gold Pool 3.5% 3/1/2048	1,530,610	1,412,248
Freddie Mac Gold Pool 3.5% 3/1/2048	603,999	557,292
Freddie Mac Gold Pool 3.5% 3/1/2048	658,467	607,548
Freddie Mac Gold Pool 3.5% 3/1/2049	93,980	86,448
Freddie Mac Gold Pool 3.5% 3/1/2049	109,798	100,868
Freddie Mac Gold Pool 3.5% 3/1/2049	74,495	68,483
Freddie Mac Gold Pool 3.5% 3/1/2049	15,996	14,725
Freddie Mac Gold Pool 3.5% 3/1/2050	452,193	414,285
Freddie Mac Gold Pool 3.5% 3/1/2050	43,634,473	40,399,186
Freddie Mac Gold Pool 3.5% 3/1/2052	277,407	251,724
Freddie Mac Gold Pool 3.5% 3/1/2052	857,957	778,793
Freddie Mac Gold Pool 3.5% 3/1/2052	1,442,945	1,309,804
Freddie Mac Gold Pool 3.5% 3/1/2055	450,000	408,303
Freddie Mac Gold Pool 3.5% 4/1/2028	126,152	124,531
Freddie Mac Gold Pool 3.5% 4/1/2029	21,841	21,649
Freddie Mac Gold Pool 3.5% 4/1/2029	3,749	3,696
Freddie Mac Gold Pool 3.5% 4/1/2030	215,629	212,574
Freddie Mac Gold Pool 3.5% 4/1/2030	327,810	323,075
Freddie Mac Gold Pool 3.5% 4/1/2033	175,215	171,289
Freddie Mac Gold Pool 3.5% 4/1/2033	4,107	4,011
Freddie Mac Gold Pool 3.5% 4/1/2034	113,607	110,793
Freddie Mac Gold Pool 3.5% 4/1/2037	538,278	520,569
Freddie Mac Gold Pool 3.5% 4/1/2042	5,450,120	5,106,823
Freddie Mac Gold Pool 3.5% 4/1/2042	120,367	112,774
Freddie Mac Gold Pool 3.5% 4/1/2044	310,956	287,609
Freddie Mac Gold Pool 3.5% 4/1/2046	4,933,874	4,581,632
Freddie Mac Gold Pool 3.5% 4/1/2047	19,360	17,905
Freddie Mac Gold Pool 3.5% 4/1/2047	113,101	104,602
Freddie Mac Gold Pool 3.5% 4/1/2048	110,228	101,704
Freddie Mac Gold Pool 3.5% 4/1/2048	30,662	28,272
Freddie Mac Gold Pool 3.5% 4/1/2049	78,621	72,271
Freddie Mac Gold Pool 3.5% 4/1/2050	98,883	90,593
Freddie Mac Gold Pool 3.5% 4/1/2052	5,596,944	5,080,513
Freddie Mac Gold Pool 3.5% 5/1/2032	3,284	3,207
Freddie Mac Gold Pool 3.5% 5/1/2032	597,487	588,099
Freddie Mac Gold Pool 3.5% 5/1/2033	6,925	6,750
Freddie Mac Gold Pool 3.5% 5/1/2033	48,020	46,944
Freddie Mac Gold Pool 3.5% 5/1/2037	360,399	348,514
Freddie Mac Gold Pool 3.5% 5/1/2037	64,581	62,477
Freddie Mac Gold Pool 3.5% 5/1/2037	238,580	230,358
Freddie Mac Gold Pool 3.5% 5/1/2037	717,609	693,551
Freddie Mac Gold Pool 3.5% 5/1/2038	22,106	21,109
Freddie Mac Gold Pool 3.5% 5/1/2039	210,463	200,054
Freddie Mac Gold Pool 3.5% 5/1/2042	196,491	183,859
Freddie Mac Gold Pool 3.5% 5/1/2043	220,120	205,485
Freddie Mac Gold Pool 3.5% 5/1/2043	209,936	195,843
Freddie Mac Gold Pool 3.5% 5/1/2043	2,201,067	2,050,991
Freddie Mac Gold Pool 3.5% 5/1/2043	2,054,257	1,915,872
Freddie Mac Gold Pool 3.5% 5/1/2045	2,679,856	2,491,884
Freddie Mac Gold Pool 3.5% 5/1/2046	260,039	241,230
Freddie Mac Gold Pool 3.5% 5/1/2046	1,991,880	1,850,919
Freddie Mac Gold Pool 3.5% 5/1/2047	40,944	37,867
Freddie Mac Gold Pool 3.5% 5/1/2047	336,566	311,276
Freddie Mac Gold Pool 3.5% 5/1/2048	19,080	17,592
Freddie Mac Gold Pool 3.5% 5/1/2048	503,960	464,673
Freddie Mac Gold Pool 3.5% 5/1/2048	103,928	95,859
Freddie Mac Gold Pool 3.5% 5/1/2048	255,478	235,258
Freddie Mac Gold Pool 3.5% 5/1/2048	202,171	186,170
Freddie Mac Gold Pool 3.5% 5/1/2049	143,305	131,560
Freddie Mac Gold Pool 3.5% 5/1/2052	37,082	33,834
Freddie Mac Gold Pool 3.5% 5/1/2052	8,053,737	7,315,651
Freddie Mac Gold Pool 3.5% 5/1/2052	1,318,621	1,197,776
Freddie Mac Gold Pool 3.5% 5/1/2052	42,388	38,503
Freddie Mac Gold Pool 3.5% 6/1/2030	351,778	346,851
Freddie Mac Gold Pool 3.5% 6/1/2032	26,685	26,120
Freddie Mac Gold Pool 3.5% 6/1/2036	243,188	235,947
Freddie Mac Gold Pool 3.5% 6/1/2037	204,837	197,970
Freddie Mac Gold Pool 3.5% 6/1/2037	202,923	196,437
Freddie Mac Gold Pool 3.5% 6/1/2037	169,453	163,587
Freddie Mac Gold Pool 3.5% 6/1/2037	492,286	476,551
Freddie Mac Gold Pool 3.5% 6/1/2037	781,521	755,565
Freddie Mac Gold Pool 3.5% 6/1/2038	110,952	105,950
Freddie Mac Gold Pool 3.5% 6/1/2039	1,837,273	1,743,535
Freddie Mac Gold Pool 3.5% 6/1/2043	24,239	22,612
Freddie Mac Gold Pool 3.5% 6/1/2043	39,744	37,173
Freddie Mac Gold Pool 3.5% 6/1/2047	1,063,047	983,167
Freddie Mac Gold Pool 3.5% 6/1/2047	412,206	381,876
Freddie Mac Gold Pool 3.5% 6/1/2048	703,047	648,241
Freddie Mac Gold Pool 3.5% 6/1/2048	247,438	227,854
Freddie Mac Gold Pool 3.5% 6/1/2048	76,592	70,530
Freddie Mac Gold Pool 3.5% 6/1/2049	10,935,365	10,039,128
Freddie Mac Gold Pool 3.5% 6/1/2049	69,862	64,136
Freddie Mac Gold Pool 3.5% 6/1/2052	5,663,859	5,151,873
Freddie Mac Gold Pool 3.5% 7/1/2029	837,962	826,603
Freddie Mac Gold Pool 3.5% 7/1/2029	8,251	8,130
Freddie Mac Gold Pool 3.5% 7/1/2032	728,899	713,478
Freddie Mac Gold Pool 3.5% 7/1/2033	13,755	13,439
Freddie Mac Gold Pool 3.5% 7/1/2033	1,584,879	1,546,605
Freddie Mac Gold Pool 3.5% 7/1/2034	154,456	150,581
Freddie Mac Gold Pool 3.5% 7/1/2037	403,502	389,723
Freddie Mac Gold Pool 3.5% 7/1/2037	312,954	302,267
Freddie Mac Gold Pool 3.5% 7/1/2039	334,132	317,084
Freddie Mac Gold Pool 3.5% 7/1/2043	105,562	98,549
Freddie Mac Gold Pool 3.5% 7/1/2043	58,731	54,583
Freddie Mac Gold Pool 3.5% 7/1/2045	7,806,596	7,254,141
Freddie Mac Gold Pool 3.5% 7/1/2046	8,311	7,710
Freddie Mac Gold Pool 3.5% 7/1/2046	27,374,628	25,524,576
Freddie Mac Gold Pool 3.5% 7/1/2047	3,356,861	3,104,618
Freddie Mac Gold Pool 3.5% 7/1/2047	11,160	10,322
Freddie Mac Gold Pool 3.5% 7/1/2048	6,849,642	6,311,396
Freddie Mac Gold Pool 3.5% 7/1/2048	128,790	118,670
Freddie Mac Gold Pool 3.5% 7/1/2048	169,954	156,396
Freddie Mac Gold Pool 3.5% 7/1/2048	416,144	382,948
Freddie Mac Gold Pool 3.5% 7/1/2049	205,491	188,586
Freddie Mac Gold Pool 3.5% 7/1/2052	37,343,466	33,921,116
Freddie Mac Gold Pool 3.5% 7/1/2052	676,853	614,611
Freddie Mac Gold Pool 3.5% 8/1/2026	52,202	51,778
Freddie Mac Gold Pool 3.5% 8/1/2028	324,471	320,632
Freddie Mac Gold Pool 3.5% 8/1/2032	1,510,359	1,478,403
Freddie Mac Gold Pool 3.5% 8/1/2033	27,561	26,926
Freddie Mac Gold Pool 3.5% 8/1/2034	1,119,221	1,091,143
Freddie Mac Gold Pool 3.5% 8/1/2037	69,475	67,233
Freddie Mac Gold Pool 3.5% 8/1/2037	309,153	298,788
Freddie Mac Gold Pool 3.5% 8/1/2039	585,427	555,558
Freddie Mac Gold Pool 3.5% 8/1/2042	61,436	57,534
Freddie Mac Gold Pool 3.5% 8/1/2042	2,341,636	2,191,638
Freddie Mac Gold Pool 3.5% 8/1/2042	203,169	189,762
Freddie Mac Gold Pool 3.5% 8/1/2043	281,215	262,382
Freddie Mac Gold Pool 3.5% 8/1/2043	807,665	753,667
Freddie Mac Gold Pool 3.5% 8/1/2043	89,275	83,035
Freddie Mac Gold Pool 3.5% 8/1/2044	5,684	5,287
Freddie Mac Gold Pool 3.5% 8/1/2045	85,531	79,478
Freddie Mac Gold Pool 3.5% 8/1/2045	93,395	86,786
Freddie Mac Gold Pool 3.5% 8/1/2045	3,997,546	3,714,649
Freddie Mac Gold Pool 3.5% 8/1/2046	8,447,935	7,836,894
Freddie Mac Gold Pool 3.5% 8/1/2047	144,987	133,956
Freddie Mac Gold Pool 3.5% 8/1/2048	10,876,676	10,021,985
Freddie Mac Gold Pool 3.5% 8/1/2048	332,009	305,420
Freddie Mac Gold Pool 3.5% 8/1/2048	895,165	823,478
Freddie Mac Gold Pool 3.5% 8/1/2048	177,806	164,678
Freddie Mac Gold Pool 3.5% 8/1/2049	7,705,153	7,071,249
Freddie Mac Gold Pool 3.5% 8/1/2049	146,162	134,138
Freddie Mac Gold Pool 3.5% 8/1/2051	16,123	14,731
Freddie Mac Gold Pool 3.5% 9/1/2025	1,100	1,094
Freddie Mac Gold Pool 3.5% 9/1/2031	4,991	4,901
Freddie Mac Gold Pool 3.5% 9/1/2033	427,742	418,024
Freddie Mac Gold Pool 3.5% 9/1/2033	610,393	595,652
Freddie Mac Gold Pool 3.5% 9/1/2043	855,906	799,079
Freddie Mac Gold Pool 3.5% 9/1/2043	46,061	42,996
Freddie Mac Gold Pool 3.5% 9/1/2043	247,706	230,550
Freddie Mac Gold Pool 3.5% 9/1/2043	369,388	343,904
Freddie Mac Gold Pool 3.5% 9/1/2044	52,927	49,145
Freddie Mac Gold Pool 3.5% 9/1/2045	1,835,006	1,705,147
Freddie Mac Gold Pool 3.5% 9/1/2045	80,308	74,625
Freddie Mac Gold Pool 3.5% 9/1/2045	127,630	118,678
Freddie Mac Gold Pool 3.5% 9/1/2046	1,712,857	1,588,965
Freddie Mac Gold Pool 3.5% 9/1/2047	82,850	76,547
Freddie Mac Gold Pool 3.5% 9/1/2047	5,713,525	5,278,839
Freddie Mac Gold Pool 3.5% 9/1/2047	90,485	83,601
Freddie Mac Gold Pool 3.5% 9/1/2047	6,340,476	5,893,757
Freddie Mac Gold Pool 3.5% 9/1/2047	35,898	33,167
Freddie Mac Gold Pool 3.5% 9/1/2048	207,298	190,697
Freddie Mac Gold Pool 3.5% 9/1/2049	189,518	173,927
Freddie Mac Gold Pool 4% 1/1/2039	194,193	189,102
Freddie Mac Gold Pool 4% 1/1/2041	398,624	386,214
Freddie Mac Gold Pool 4% 1/1/2041	74,268	71,940
Freddie Mac Gold Pool 4% 1/1/2041	317,215	307,389
Freddie Mac Gold Pool 4% 1/1/2041	13,907	13,462
Freddie Mac Gold Pool 4% 1/1/2041	58,101	56,299
Freddie Mac Gold Pool 4% 1/1/2041	118,886	115,194
Freddie Mac Gold Pool 4% 1/1/2041	6,574	6,371
Freddie Mac Gold Pool 4% 1/1/2041	2,855	2,767
Freddie Mac Gold Pool 4% 1/1/2041	32,477	31,458
Freddie Mac Gold Pool 4% 1/1/2041	809,294	784,204
Freddie Mac Gold Pool 4% 1/1/2042	947,273	916,207
Freddie Mac Gold Pool 4% 1/1/2042	106,050	102,621
Freddie Mac Gold Pool 4% 1/1/2043	65,485	63,133
Freddie Mac Gold Pool 4% 1/1/2044	38,157	36,706
Freddie Mac Gold Pool 4% 1/1/2044	42,604	40,985
Freddie Mac Gold Pool 4% 1/1/2044	464,927	447,296
Freddie Mac Gold Pool 4% 1/1/2045	231,249	222,345
Freddie Mac Gold Pool 4% 1/1/2045	937,809	906,533
Freddie Mac Gold Pool 4% 1/1/2046	10,666	10,230
Freddie Mac Gold Pool 4% 1/1/2047	11,074,135	10,628,085
Freddie Mac Gold Pool 4% 1/1/2049	794,425	754,482
Freddie Mac Gold Pool 4% 1/1/2049	589,771	559,933
Freddie Mac Gold Pool 4% 1/1/2052	742,717	701,022
Freddie Mac Gold Pool 4% 10/1/2033	77,537	76,223
Freddie Mac Gold Pool 4% 10/1/2034	260,389	255,894
Freddie Mac Gold Pool 4% 10/1/2037	110,141	107,654
Freddie Mac Gold Pool 4% 10/1/2037	412,588	403,273
Freddie Mac Gold Pool 4% 10/1/2037	432,025	422,271
Freddie Mac Gold Pool 4% 10/1/2037	183,191	179,055
Freddie Mac Gold Pool 4% 10/1/2039	1,932,524	1,877,777
Freddie Mac Gold Pool 4% 10/1/2040	92,686	89,834
Freddie Mac Gold Pool 4% 10/1/2040	50,206	48,625
Freddie Mac Gold Pool 4% 10/1/2040	214,393	207,561
Freddie Mac Gold Pool 4% 10/1/2040	174,965	169,580
Freddie Mac Gold Pool 4% 10/1/2041	674,272	651,508
Freddie Mac Gold Pool 4% 10/1/2041	2,452,639	2,373,278
Freddie Mac Gold Pool 4% 10/1/2041	74,728	72,269
Freddie Mac Gold Pool 4% 10/1/2041	7,428	7,195
Freddie Mac Gold Pool 4% 10/1/2041	13,286	12,845
Freddie Mac Gold Pool 4% 10/1/2042	32,308	31,156
Freddie Mac Gold Pool 4% 10/1/2042	167,371	161,633
Freddie Mac Gold Pool 4% 10/1/2043	35,963	34,639
Freddie Mac Gold Pool 4% 10/1/2044	297,027	285,392
Freddie Mac Gold Pool 4% 10/1/2044	9,602	9,236
Freddie Mac Gold Pool 4% 10/1/2045	2,797,361	2,686,322
Freddie Mac Gold Pool 4% 10/1/2045	53,066	50,960
Freddie Mac Gold Pool 4% 10/1/2045	7,003	6,725
Freddie Mac Gold Pool 4% 10/1/2045	1,406,633	1,350,798
Freddie Mac Gold Pool 4% 10/1/2047	1,283,706	1,224,326
Freddie Mac Gold Pool 4% 10/1/2048	2,144,306	2,040,427
Freddie Mac Gold Pool 4% 10/1/2048	499,026	474,539
Freddie Mac Gold Pool 4% 10/1/2048	66,742	63,467
Freddie Mac Gold Pool 4% 10/1/2048	376,945	358,228
Freddie Mac Gold Pool 4% 10/1/2049	41,043	38,941
Freddie Mac Gold Pool 4% 10/1/2051	411,651	388,671
Freddie Mac Gold Pool 4% 10/1/2052	2,118,773	1,989,732
Freddie Mac Gold Pool 4% 10/1/2052	92,006	86,402
Freddie Mac Gold Pool 4% 10/1/2052	2,250,536	2,113,470
Freddie Mac Gold Pool 4% 10/1/2052	1,803,607	1,697,143
Freddie Mac Gold Pool 4% 11/1/2033	72,920	71,684
Freddie Mac Gold Pool 4% 11/1/2036	907,339	884,857
Freddie Mac Gold Pool 4% 11/1/2037	57,260	55,968
Freddie Mac Gold Pool 4% 11/1/2039	194,417	188,587
Freddie Mac Gold Pool 4% 11/1/2039	46,698	45,347
Freddie Mac Gold Pool 4% 11/1/2040	7,843	7,595
Freddie Mac Gold Pool 4% 11/1/2040	324,945	314,755
Freddie Mac Gold Pool 4% 11/1/2040	98,992	96,233
Freddie Mac Gold Pool 4% 11/1/2040	64,188	62,184
Freddie Mac Gold Pool 4% 11/1/2041	21,978	21,248
Freddie Mac Gold Pool 4% 11/1/2042	15,794	15,260
Freddie Mac Gold Pool 4% 11/1/2043	10,801	10,405
Freddie Mac Gold Pool 4% 11/1/2045	855,410	821,455
Freddie Mac Gold Pool 4% 11/1/2046	3,613,937	3,456,932
Freddie Mac Gold Pool 4% 11/1/2048	6,362	6,056
Freddie Mac Gold Pool 4% 11/1/2048	394,941	375,562
Freddie Mac Gold Pool 4% 11/1/2048	184,816	175,639
Freddie Mac Gold Pool 4% 11/1/2048	276,753	263,012
Freddie Mac Gold Pool 4% 12/1/2037	5,344,352	5,213,675
Freddie Mac Gold Pool 4% 12/1/2038	1,304,486	1,270,287
Freddie Mac Gold Pool 4% 12/1/2039	87,942	85,300
Freddie Mac Gold Pool 4% 12/1/2040	33,417	32,358
Freddie Mac Gold Pool 4% 12/1/2040	21,752	21,073
Freddie Mac Gold Pool 4% 12/1/2040	5,231	5,071
Freddie Mac Gold Pool 4% 12/1/2040	15,159	14,689
Freddie Mac Gold Pool 4% 12/1/2040	607,461	588,849
Freddie Mac Gold Pool 4% 12/1/2040	426,715	413,494
Freddie Mac Gold Pool 4% 12/1/2040	25,908	25,081
Freddie Mac Gold Pool 4% 12/1/2040	17,682	17,124
Freddie Mac Gold Pool 4% 12/1/2040	18,368	17,806
Freddie Mac Gold Pool 4% 12/1/2040	27,100	26,247
Freddie Mac Gold Pool 4% 12/1/2041	19,695	19,034
Freddie Mac Gold Pool 4% 12/1/2041	223,050	215,736
Freddie Mac Gold Pool 4% 12/1/2045	65,472	62,791
Freddie Mac Gold Pool 4% 12/1/2045	382,603	366,938
Freddie Mac Gold Pool 4% 12/1/2045	329,650	316,564
Freddie Mac Gold Pool 4% 12/1/2045	31,111	29,838
Freddie Mac Gold Pool 4% 12/1/2045	23,505	22,542
Freddie Mac Gold Pool 4% 12/1/2045	10,818	10,362
Freddie Mac Gold Pool 4% 12/1/2046	1,852,576	1,770,355
Freddie Mac Gold Pool 4% 12/1/2047	147,622	140,793
Freddie Mac Gold Pool 4% 12/1/2048	255,426	242,893
Freddie Mac Gold Pool 4% 12/1/2048	17,153	16,290
Freddie Mac Gold Pool 4% 12/1/2048	248,349	236,328
Freddie Mac Gold Pool 4% 12/1/2048	82,149	78,019
Freddie Mac Gold Pool 4% 12/1/2049	153,042	145,204
Freddie Mac Gold Pool 4% 12/1/2049	177,472	167,772
Freddie Mac Gold Pool 4% 2/1/2039	31,499	30,673
Freddie Mac Gold Pool 4% 2/1/2040	11,225	10,915
Freddie Mac Gold Pool 4% 2/1/2041	799,903	774,654
Freddie Mac Gold Pool 4% 2/1/2041	13,927	13,498
Freddie Mac Gold Pool 4% 2/1/2041	178,962	173,426
Freddie Mac Gold Pool 4% 2/1/2041	405,824	393,222
Freddie Mac Gold Pool 4% 2/1/2041	242,971	234,908
Freddie Mac Gold Pool 4% 2/1/2041	31,422	30,417
Freddie Mac Gold Pool 4% 2/1/2041	140,360	135,849
Freddie Mac Gold Pool 4% 2/1/2041	516,962	501,080
Freddie Mac Gold Pool 4% 2/1/2043	680,196	655,160
Freddie Mac Gold Pool 4% 2/1/2044	4,038,422	3,889,447
Freddie Mac Gold Pool 4% 2/1/2045	29,425	28,285
Freddie Mac Gold Pool 4% 2/1/2045	1,142,338	1,098,371
Freddie Mac Gold Pool 4% 2/1/2046	110,763	106,228
Freddie Mac Gold Pool 4% 2/1/2046	4,056,818	3,890,715
Freddie Mac Gold Pool 4% 2/1/2046	6,463	6,253
Freddie Mac Gold Pool 4% 2/1/2047	1,518,190	1,450,810
Freddie Mac Gold Pool 4% 2/1/2049	677,937	643,851
Freddie Mac Gold Pool 4% 3/1/2026	29,046	28,927
Freddie Mac Gold Pool 4% 3/1/2029	112,045	111,286
Freddie Mac Gold Pool 4% 3/1/2034	15,730	15,459
Freddie Mac Gold Pool 4% 3/1/2040	4,260	4,128
Freddie Mac Gold Pool 4% 3/1/2041	877,962	849,550
Freddie Mac Gold Pool 4% 3/1/2041	8,011	7,755
Freddie Mac Gold Pool 4% 3/1/2041	2,758	2,670
Freddie Mac Gold Pool 4% 3/1/2042	39,486	38,187
Freddie Mac Gold Pool 4% 3/1/2045	60,398	58,114
Freddie Mac Gold Pool 4% 3/1/2046	63,164	60,578
Freddie Mac Gold Pool 4% 3/1/2046	434,036	416,265
Freddie Mac Gold Pool 4% 3/1/2049	99,754	94,707
Freddie Mac Gold Pool 4% 3/1/2049	2,320,252	2,202,867
Freddie Mac Gold Pool 4% 3/1/2049	191,788	182,085
Freddie Mac Gold Pool 4% 3/1/2049	23,696	22,497
Freddie Mac Gold Pool 4% 3/1/2050	86,612	81,824
Freddie Mac Gold Pool 4% 3/1/2050	78,025	73,955
Freddie Mac Gold Pool 4% 4/1/2025	598	597
Freddie Mac Gold Pool 4% 4/1/2035	1,224,429	1,202,142
Freddie Mac Gold Pool 4% 4/1/2041	106,957	103,687
Freddie Mac Gold Pool 4% 4/1/2041	18,901	18,301
Freddie Mac Gold Pool 4% 4/1/2042	308,166	298,491
Freddie Mac Gold Pool 4% 4/1/2047	3,504,951	3,347,205
Freddie Mac Gold Pool 4% 4/1/2047	6,047	5,775
Freddie Mac Gold Pool 4% 4/1/2047	841,475	803,603
Freddie Mac Gold Pool 4% 4/1/2048	6,418	6,115
Freddie Mac Gold Pool 4% 4/1/2048	1,244,643	1,185,903
Freddie Mac Gold Pool 4% 4/1/2049	326,848	310,312
Freddie Mac Gold Pool 4% 4/1/2049	21,028,705	20,050,269
Freddie Mac Gold Pool 4% 4/1/2050	309,187	293,158
Freddie Mac Gold Pool 4% 4/1/2050	38,491	36,471
Freddie Mac Gold Pool 4% 4/1/2051	241,388	228,365
Freddie Mac Gold Pool 4% 5/1/2025	13,703	13,657
Freddie Mac Gold Pool 4% 5/1/2041	4,115	3,983
Freddie Mac Gold Pool 4% 5/1/2042	469,373	453,571
Freddie Mac Gold Pool 4% 5/1/2042	2,226	2,148
Freddie Mac Gold Pool 4% 5/1/2043	19,113	18,414
Freddie Mac Gold Pool 4% 5/1/2044	4,757	4,580
Freddie Mac Gold Pool 4% 5/1/2045	49,842	47,957
Freddie Mac Gold Pool 4% 5/1/2045	2,045,025	1,974,381
Freddie Mac Gold Pool 4% 5/1/2046	21,902	20,978
Freddie Mac Gold Pool 4% 5/1/2046	164,391	157,249
Freddie Mac Gold Pool 4% 5/1/2047	1,041,110	994,253
Freddie Mac Gold Pool 4% 5/1/2047	18,341	17,515
Freddie Mac Gold Pool 4% 5/1/2048	3,351,990	3,193,795
Freddie Mac Gold Pool 4% 5/1/2048	23,008	21,799
Freddie Mac Gold Pool 4% 5/1/2048	528,995	504,029
Freddie Mac Gold Pool 4% 5/1/2048	429,427	408,641
Freddie Mac Gold Pool 4% 5/1/2048	748,817	712,571
Freddie Mac Gold Pool 4% 5/1/2049	158,674	150,646
Freddie Mac Gold Pool 4% 5/1/2049	8,904	8,451
Freddie Mac Gold Pool 4% 5/1/2049	124,142	117,823
Freddie Mac Gold Pool 4% 5/1/2049	13,192	12,521
Freddie Mac Gold Pool 4% 5/1/2050	30,140	28,559
Freddie Mac Gold Pool 4% 5/1/2050	1,876,230	1,777,792
Freddie Mac Gold Pool 4% 5/1/2051	257,646	242,322
Freddie Mac Gold Pool 4% 6/1/2025	2,500	2,494
Freddie Mac Gold Pool 4% 6/1/2034	146,907	144,509
Freddie Mac Gold Pool 4% 6/1/2043	15,143	14,672
Freddie Mac Gold Pool 4% 6/1/2044	97,652	95,258
Freddie Mac Gold Pool 4% 6/1/2045	39,676	38,126
Freddie Mac Gold Pool 4% 6/1/2046	52,034	49,774
Freddie Mac Gold Pool 4% 6/1/2046	5,422,175	5,233,475
Freddie Mac Gold Pool 4% 6/1/2047	1,099,156	1,049,686
Freddie Mac Gold Pool 4% 6/1/2048	336,484	320,184
Freddie Mac Gold Pool 4% 6/1/2048	361,120	343,851
Freddie Mac Gold Pool 4% 6/1/2048	110,171	104,838
Freddie Mac Gold Pool 4% 6/1/2049	176,530	167,544
Freddie Mac Gold Pool 4% 6/1/2050	81,435	77,137
Freddie Mac Gold Pool 4% 7/1/2029	3,491	3,472
Freddie Mac Gold Pool 4% 7/1/2039	337,907	328,157
Freddie Mac Gold Pool 4% 7/1/2039	70,060	68,127
Freddie Mac Gold Pool 4% 7/1/2040	3,676	3,567
Freddie Mac Gold Pool 4% 7/1/2040	11,583	11,206
Freddie Mac Gold Pool 4% 7/1/2042	190,386	184,431
Freddie Mac Gold Pool 4% 7/1/2042	54,421	52,547
Freddie Mac Gold Pool 4% 7/1/2043	61,625	59,489
Freddie Mac Gold Pool 4% 7/1/2043	20,931	20,165
Freddie Mac Gold Pool 4% 7/1/2043	15,133	14,700
Freddie Mac Gold Pool 4% 7/1/2044	810,520	780,126
Freddie Mac Gold Pool 4% 7/1/2044	3,881	3,752
Freddie Mac Gold Pool 4% 7/1/2045	662,228	640,935
Freddie Mac Gold Pool 4% 7/1/2046	6,372	6,095
Freddie Mac Gold Pool 4% 7/1/2046	64,100	61,315
Freddie Mac Gold Pool 4% 7/1/2047	5,340,423	5,100,068
Freddie Mac Gold Pool 4% 7/1/2047	186,150	177,772
Freddie Mac Gold Pool 4% 7/1/2048	1,510,419	1,437,248
Freddie Mac Gold Pool 4% 7/1/2048	3,749,451	3,567,812
Freddie Mac Gold Pool 4% 7/1/2048	22,310	21,229
Freddie Mac Gold Pool 4% 7/1/2048	38,299	36,444
Freddie Mac Gold Pool 4% 7/1/2048	325,961	309,776
Freddie Mac Gold Pool 4% 7/1/2049	342,961	325,503
Freddie Mac Gold Pool 4% 7/1/2049	216,454	205,436
Freddie Mac Gold Pool 4% 7/1/2052	558,747	524,936
Freddie Mac Gold Pool 4% 8/1/2025	601	599
Freddie Mac Gold Pool 4% 8/1/2025	40	40
Freddie Mac Gold Pool 4% 8/1/2031	17,275	17,046
Freddie Mac Gold Pool 4% 8/1/2033	110,965	109,084
Freddie Mac Gold Pool 4% 8/1/2035	4,066	3,972
Freddie Mac Gold Pool 4% 8/1/2040	93,792	90,069
Freddie Mac Gold Pool 4% 8/1/2042	401,925	387,580
Freddie Mac Gold Pool 4% 8/1/2042	31,676	30,583
Freddie Mac Gold Pool 4% 8/1/2043	30,047	28,938
Freddie Mac Gold Pool 4% 8/1/2043	49,269	47,487
Freddie Mac Gold Pool 4% 8/1/2043	175,905	169,301
Freddie Mac Gold Pool 4% 8/1/2044	115,984	111,571
Freddie Mac Gold Pool 4% 8/1/2044	1,526,275	1,468,697
Freddie Mac Gold Pool 4% 8/1/2044	60,253	57,958
Freddie Mac Gold Pool 4% 8/1/2045	21,258	20,414
Freddie Mac Gold Pool 4% 8/1/2045	16,024	15,388
Freddie Mac Gold Pool 4% 8/1/2046	22,946	21,949
Freddie Mac Gold Pool 4% 8/1/2048	5,517,871	5,250,562
Freddie Mac Gold Pool 4% 8/1/2048	21,021	20,003
Freddie Mac Gold Pool 4% 8/1/2048	388,982	369,667
Freddie Mac Gold Pool 4% 8/1/2048	83,869	79,806
Freddie Mac Gold Pool 4% 8/1/2048	374,106	355,982
Freddie Mac Gold Pool 4% 8/1/2048	60,146	57,288
Freddie Mac Gold Pool 4% 8/1/2048	18,863	17,944
Freddie Mac Gold Pool 4% 8/1/2048	102,982	97,116
Freddie Mac Gold Pool 4% 8/1/2048	116,452	110,670
Freddie Mac Gold Pool 4% 8/1/2048	19,858	18,872
Freddie Mac Gold Pool 4% 8/1/2049	9,289,037	8,816,192
Freddie Mac Gold Pool 4% 8/1/2049	2,390,705	2,269,010
Freddie Mac Gold Pool 4% 8/1/2050	54,775	51,866
Freddie Mac Gold Pool 4% 8/1/2052	1,371,724	1,288,717
Freddie Mac Gold Pool 4% 8/1/2052	851,499	799,972
Freddie Mac Gold Pool 4% 8/1/2052	1,097,678	1,030,825
Freddie Mac Gold Pool 4% 9/1/2037	123,209	120,428
Freddie Mac Gold Pool 4% 9/1/2037	437,304	427,705
Freddie Mac Gold Pool 4% 9/1/2039	519,268	504,330
Freddie Mac Gold Pool 4% 9/1/2040	133,588	129,456
Freddie Mac Gold Pool 4% 9/1/2040	4,573	4,423
Freddie Mac Gold Pool 4% 9/1/2041	17,434	16,869
Freddie Mac Gold Pool 4% 9/1/2041	11,059	10,691
Freddie Mac Gold Pool 4% 9/1/2043	37,214	35,835
Freddie Mac Gold Pool 4% 9/1/2043	33,751	32,537
Freddie Mac Gold Pool 4% 9/1/2044	129,910	125,011
Freddie Mac Gold Pool 4% 9/1/2044	174,570	168,050
Freddie Mac Gold Pool 4% 9/1/2044	163,008	156,627
Freddie Mac Gold Pool 4% 9/1/2045	5,942,122	5,706,254
Freddie Mac Gold Pool 4% 9/1/2045	463,815	445,404
Freddie Mac Gold Pool 4% 9/1/2045	75,485	72,489
Freddie Mac Gold Pool 4% 9/1/2045	10,502	10,085
Freddie Mac Gold Pool 4% 9/1/2045	59,581	57,216
Freddie Mac Gold Pool 4% 9/1/2045	318,269	306,047
Freddie Mac Gold Pool 4% 9/1/2045	1,114	1,070
Freddie Mac Gold Pool 4% 9/1/2046	46,623	44,597
Freddie Mac Gold Pool 4% 9/1/2047	656,753	626,374
Freddie Mac Gold Pool 4% 9/1/2048	489,155	465,458
Freddie Mac Gold Pool 4% 9/1/2048	5,360	5,101
Freddie Mac Gold Pool 4% 9/1/2048	51,551	48,991
Freddie Mac Gold Pool 4% 9/1/2048	44,068	41,933
Freddie Mac Gold Pool 4% 9/1/2048	340,527	324,243
Freddie Mac Gold Pool 4% 9/1/2048	55,114	52,495
Freddie Mac Gold Pool 4% 9/1/2048	357,125	339,824
Freddie Mac Gold Pool 4% 9/1/2048	571,129	542,926
Freddie Mac Gold Pool 4% 9/1/2048	600,042	572,099
Freddie Mac Gold Pool 4% 9/1/2048	638,617	607,679
Freddie Mac Gold Pool 4% 9/1/2048	103,447	98,310
Freddie Mac Gold Pool 4% 9/1/2048	155,695	147,964
Freddie Mac Gold Pool 4% 9/1/2049	1,174,377	1,114,597
Freddie Mac Gold Pool 4% 9/1/2052	2,000,925	1,885,940
Freddie Mac Gold Pool 4% 9/1/2052	476,647	448,064
Freddie Mac Gold Pool 4% 9/1/2052	1,961,312	1,845,539
Freddie Mac Gold Pool 4% 9/1/2052	1,327,598	1,251,306
Freddie Mac Gold Pool 4% 9/1/2052	2,003,538	1,881,515
Freddie Mac Gold Pool 4% 9/1/2052	1,434,748	1,350,056
Freddie Mac Gold Pool 4.5% 1/1/2039	47,494	47,152
Freddie Mac Gold Pool 4.5% 1/1/2041	490,282	486,634
Freddie Mac Gold Pool 4.5% 1/1/2042	362,213	359,400
Freddie Mac Gold Pool 4.5% 1/1/2044	1,192,586	1,180,755
Freddie Mac Gold Pool 4.5% 1/1/2048	2,865	2,811
Freddie Mac Gold Pool 4.5% 1/1/2048	175,041	171,609
Freddie Mac Gold Pool 4.5% 1/1/2049	900,627	881,841
Freddie Mac Gold Pool 4.5% 1/1/2049	75,467	73,893
Freddie Mac Gold Pool 4.5% 1/1/2049	2,970,797	2,905,143
Freddie Mac Gold Pool 4.5% 1/1/2049	158,361	154,861
Freddie Mac Gold Pool 4.5% 1/1/2049	117,143	114,554
Freddie Mac Gold Pool 4.5% 1/1/2049	95,357	93,250
Freddie Mac Gold Pool 4.5% 1/1/2049	180,347	176,418
Freddie Mac Gold Pool 4.5% 1/1/2049	11,686	11,427
Freddie Mac Gold Pool 4.5% 10/1/2038	96,702	96,035
Freddie Mac Gold Pool 4.5% 10/1/2039	112,875	112,120
Freddie Mac Gold Pool 4.5% 10/1/2040	272,480	270,162
Freddie Mac Gold Pool 4.5% 10/1/2041	1,149,840	1,139,653
Freddie Mac Gold Pool 4.5% 10/1/2043	344,765	340,557
Freddie Mac Gold Pool 4.5% 10/1/2044	26,563	26,275
Freddie Mac Gold Pool 4.5% 10/1/2044	3,679	3,642
Freddie Mac Gold Pool 4.5% 10/1/2046	2,415	2,378
Freddie Mac Gold Pool 4.5% 10/1/2047	55,308	54,275
Freddie Mac Gold Pool 4.5% 10/1/2048	139,368	136,505
Freddie Mac Gold Pool 4.5% 10/1/2048	253,399	247,878
Freddie Mac Gold Pool 4.5% 10/1/2048	24,751	24,212
Freddie Mac Gold Pool 4.5% 10/1/2048	12,053	11,791
Freddie Mac Gold Pool 4.5% 10/1/2049	837,500	817,945
Freddie Mac Gold Pool 4.5% 10/1/2052	22,256,422	21,481,142
Freddie Mac Gold Pool 4.5% 10/1/2052	6,438,910	6,214,617
Freddie Mac Gold Pool 4.5% 10/1/2052	449,893	434,221
Freddie Mac Gold Pool 4.5% 11/1/2039	1,968,146	1,954,014
Freddie Mac Gold Pool 4.5% 11/1/2040	13,747,670	13,628,619
Freddie Mac Gold Pool 4.5% 11/1/2041	1,272,205	1,261,322
Freddie Mac Gold Pool 4.5% 11/1/2043	607	599
Freddie Mac Gold Pool 4.5% 11/1/2044	31,873	31,527
Freddie Mac Gold Pool 4.5% 11/1/2046	11,825	11,630
Freddie Mac Gold Pool 4.5% 11/1/2047	93,922	92,140
Freddie Mac Gold Pool 4.5% 11/1/2047	160,441	157,446
Freddie Mac Gold Pool 4.5% 11/1/2047	61,111	59,970
Freddie Mac Gold Pool 4.5% 11/1/2047	616,179	604,675
Freddie Mac Gold Pool 4.5% 11/1/2047	535,841	525,836
Freddie Mac Gold Pool 4.5% 11/1/2047	169,625	166,405
Freddie Mac Gold Pool 4.5% 11/1/2048	71,537	70,067
Freddie Mac Gold Pool 4.5% 11/1/2048	8,241	8,062
Freddie Mac Gold Pool 4.5% 11/1/2048	45,269	44,269
Freddie Mac Gold Pool 4.5% 11/1/2048	13,135	12,849
Freddie Mac Gold Pool 4.5% 11/1/2048	3,405	3,331
Freddie Mac Gold Pool 4.5% 11/1/2048	4,691	4,587
Freddie Mac Gold Pool 4.5% 11/1/2048	14,626	14,308
Freddie Mac Gold Pool 4.5% 11/1/2049	867,501	846,974
Freddie Mac Gold Pool 4.5% 11/1/2049	88,411	86,319
Freddie Mac Gold Pool 4.5% 11/1/2054	8,549,150	8,239,327
Freddie Mac Gold Pool 4.5% 12/1/2043	1,246,808	1,234,439
Freddie Mac Gold Pool 4.5% 12/1/2044	68,918	68,170
Freddie Mac Gold Pool 4.5% 12/1/2046	8,238	8,102
Freddie Mac Gold Pool 4.5% 12/1/2047	19,394	19,032
Freddie Mac Gold Pool 4.5% 12/1/2048	468,530	458,176
Freddie Mac Gold Pool 4.5% 12/1/2048	750,300	735,120
Freddie Mac Gold Pool 4.5% 12/1/2048	20,225	19,778
Freddie Mac Gold Pool 4.5% 12/1/2048	137,652	134,610
Freddie Mac Gold Pool 4.5% 12/1/2052	19,095,836	18,423,193
Freddie Mac Gold Pool 4.5% 12/1/2054	3,145,003	3,031,027
Freddie Mac Gold Pool 4.5% 12/1/2054	398,960	384,589
Freddie Mac Gold Pool 4.5% 2/1/2031	20,674	20,637
Freddie Mac Gold Pool 4.5% 2/1/2041	97,440	96,561
Freddie Mac Gold Pool 4.5% 2/1/2045	24,638	24,393
Freddie Mac Gold Pool 4.5% 2/1/2046	88,207	86,946
Freddie Mac Gold Pool 4.5% 2/1/2047	139,098	136,806
Freddie Mac Gold Pool 4.5% 2/1/2048	10,100	9,902
Freddie Mac Gold Pool 4.5% 2/1/2048	138,604	135,886
Freddie Mac Gold Pool 4.5% 2/1/2049	52,652	51,554
Freddie Mac Gold Pool 4.5% 2/1/2049	2,969,605	2,903,977
Freddie Mac Gold Pool 4.5% 2/1/2049	14,090	13,778
Freddie Mac Gold Pool 4.5% 2/1/2049	148,549	145,312
Freddie Mac Gold Pool 4.5% 2/1/2050	197,183	192,456
Freddie Mac Gold Pool 4.5% 2/1/2050	71,993	70,267
Freddie Mac Gold Pool 4.5% 2/1/2053	7,798,948	7,560,791
Freddie Mac Gold Pool 4.5% 3/1/2044	2,805	2,777
Freddie Mac Gold Pool 4.5% 3/1/2047	46,493	45,726
Freddie Mac Gold Pool 4.5% 3/1/2048	48,214	47,209
Freddie Mac Gold Pool 4.5% 3/1/2049	2,546,160	2,489,891
Freddie Mac Gold Pool 4.5% 3/1/2049	30,042	29,369
Freddie Mac Gold Pool 4.5% 3/1/2050	638,561	623,252
Freddie Mac Gold Pool 4.5% 3/1/2055	9,949,005	9,588,451
Freddie Mac Gold Pool 4.5% 4/1/2038	35,798	35,641
Freddie Mac Gold Pool 4.5% 4/1/2039	1,675,105	1,663,031
Freddie Mac Gold Pool 4.5% 4/1/2039	28,984	28,766
Freddie Mac Gold Pool 4.5% 4/1/2041	132,508	131,299
Freddie Mac Gold Pool 4.5% 4/1/2041	130,136	129,024
Freddie Mac Gold Pool 4.5% 4/1/2044	491,478	486,602
Freddie Mac Gold Pool 4.5% 4/1/2044	55,110	54,563
Freddie Mac Gold Pool 4.5% 4/1/2046	34,188	33,699
Freddie Mac Gold Pool 4.5% 4/1/2047	8,903	8,745
Freddie Mac Gold Pool 4.5% 4/1/2047	350,998	344,171
Freddie Mac Gold Pool 4.5% 4/1/2047	85,250	83,738
Freddie Mac Gold Pool 4.5% 4/1/2047	40,585	39,865
Freddie Mac Gold Pool 4.5% 4/1/2048	423,495	415,191
Freddie Mac Gold Pool 4.5% 4/1/2048	114,554	112,307
Freddie Mac Gold Pool 4.5% 4/1/2048	44,635	43,677
Freddie Mac Gold Pool 4.5% 4/1/2048	54,523	53,136
Freddie Mac Gold Pool 4.5% 4/1/2049	780,572	762,834
Freddie Mac Gold Pool 4.5% 4/1/2049	63,454	62,051
Freddie Mac Gold Pool 4.5% 4/1/2049	448,137	437,953
Freddie Mac Gold Pool 4.5% 4/1/2050	1,503,234	1,466,725
Freddie Mac Gold Pool 4.5% 4/1/2053	10,750,763	10,372,071
Freddie Mac Gold Pool 4.5% 5/1/2039	617,799	613,608
Freddie Mac Gold Pool 4.5% 5/1/2039	2,817,102	2,795,915
Freddie Mac Gold Pool 4.5% 5/1/2041	138,291	137,033
Freddie Mac Gold Pool 4.5% 5/1/2041	141,254	140,022
Freddie Mac Gold Pool 4.5% 5/1/2041	129,051	128,043
Freddie Mac Gold Pool 4.5% 5/1/2044	182,012	180,150
Freddie Mac Gold Pool 4.5% 5/1/2047	31,068	30,517
Freddie Mac Gold Pool 4.5% 5/1/2047	26,257	25,791
Freddie Mac Gold Pool 4.5% 5/1/2047	54,498	53,532
Freddie Mac Gold Pool 4.5% 5/1/2047	3,898	3,829
Freddie Mac Gold Pool 4.5% 5/1/2048	3,589,645	3,517,016
Freddie Mac Gold Pool 4.5% 5/1/2048	30,325	29,673
Freddie Mac Gold Pool 4.5% 5/1/2049	1,479,556	1,445,934
Freddie Mac Gold Pool 4.5% 5/1/2050	29,203	28,493
Freddie Mac Gold Pool 4.5% 6/1/2025	1,685	1,683
Freddie Mac Gold Pool 4.5% 6/1/2039	1,701,502	1,688,706
Freddie Mac Gold Pool 4.5% 6/1/2041	148,990	147,912
Freddie Mac Gold Pool 4.5% 6/1/2041	93,048	92,380
Freddie Mac Gold Pool 4.5% 6/1/2041	108,804	107,819
Freddie Mac Gold Pool 4.5% 6/1/2041	45,042	44,743
Freddie Mac Gold Pool 4.5% 6/1/2041	81,235	80,515
Freddie Mac Gold Pool 4.5% 6/1/2047	287,949	282,842
Freddie Mac Gold Pool 4.5% 6/1/2047	43,662	42,888
Freddie Mac Gold Pool 4.5% 6/1/2047	22,899	22,551
Freddie Mac Gold Pool 4.5% 6/1/2048	175,614	172,061
Freddie Mac Gold Pool 4.5% 6/1/2048	586,315	574,452
Freddie Mac Gold Pool 4.5% 6/1/2048	551,233	539,395
Freddie Mac Gold Pool 4.5% 6/1/2048	23,660	23,152
Freddie Mac Gold Pool 4.5% 6/1/2049	263,396	257,246
Freddie Mac Gold Pool 4.5% 6/1/2049	311,509	304,235
Freddie Mac Gold Pool 4.5% 7/1/2025	12,454	12,436
Freddie Mac Gold Pool 4.5% 7/1/2030	19,495	19,459
Freddie Mac Gold Pool 4.5% 7/1/2038	130,827	129,925
Freddie Mac Gold Pool 4.5% 7/1/2039	761,229	755,880
Freddie Mac Gold Pool 4.5% 7/1/2041	521,315	516,671
Freddie Mac Gold Pool 4.5% 7/1/2041	4,408,582	4,365,431
Freddie Mac Gold Pool 4.5% 7/1/2047	366,079	358,014
Freddie Mac Gold Pool 4.5% 7/1/2047	1,155,297	1,133,727
Freddie Mac Gold Pool 4.5% 7/1/2048	69,615	68,185
Freddie Mac Gold Pool 4.5% 7/1/2048	118,478	115,896
Freddie Mac Gold Pool 4.5% 7/1/2048	234,948	229,829
Freddie Mac Gold Pool 4.5% 7/1/2049	174,673	170,595
Freddie Mac Gold Pool 4.5% 7/1/2049	65,108	63,587
Freddie Mac Gold Pool 4.5% 7/1/2049	63,724	62,236
Freddie Mac Gold Pool 4.5% 7/1/2050	264,847	258,332
Freddie Mac Gold Pool 4.5% 8/1/2038	1,378,747	1,369,240
Freddie Mac Gold Pool 4.5% 8/1/2039	156,350	155,252
Freddie Mac Gold Pool 4.5% 8/1/2047	3,162,066	3,103,028
Freddie Mac Gold Pool 4.5% 8/1/2048	2,072,914	2,030,325
Freddie Mac Gold Pool 4.5% 8/1/2048	7,509,789	7,346,173
Freddie Mac Gold Pool 4.5% 8/1/2048	14,693	14,373
Freddie Mac Gold Pool 4.5% 8/1/2048	14,559	14,242
Freddie Mac Gold Pool 4.5% 8/1/2049	168,695	164,756
Freddie Mac Gold Pool 4.5% 8/1/2052	25,290,950	24,409,965
Freddie Mac Gold Pool 4.5% 9/1/2025	250	249
Freddie Mac Gold Pool 4.5% 9/1/2037	51,120	50,816
Freddie Mac Gold Pool 4.5% 9/1/2037	319,367	317,464
Freddie Mac Gold Pool 4.5% 9/1/2038	1,650	1,640
Freddie Mac Gold Pool 4.5% 9/1/2038	854,516	848,624
Freddie Mac Gold Pool 4.5% 9/1/2044	45,866	45,397
Freddie Mac Gold Pool 4.5% 9/1/2044	15,275	15,119
Freddie Mac Gold Pool 4.5% 9/1/2046	59,259	58,486
Freddie Mac Gold Pool 4.5% 9/1/2046	123,673	121,751
Freddie Mac Gold Pool 4.5% 9/1/2046	8,769	8,643
Freddie Mac Gold Pool 4.5% 9/1/2047	291,540	286,097
Freddie Mac Gold Pool 4.5% 9/1/2047	113,883	111,757
Freddie Mac Gold Pool 4.5% 9/1/2047	410,890	403,218
Freddie Mac Gold Pool 4.5% 9/1/2047	15,828	15,532
Freddie Mac Gold Pool 4.5% 9/1/2047	104,211	102,266
Freddie Mac Gold Pool 4.5% 9/1/2048	1,926,673	1,887,089
Freddie Mac Gold Pool 4.5% 9/1/2048	1,135,605	1,112,273
Freddie Mac Gold Pool 4.5% 9/1/2048	316,974	310,068
Freddie Mac Gold Pool 4.5% 9/1/2049	15,159	14,805
Freddie Mac Gold Pool 4.5% 9/1/2049	201,400	196,697
Freddie Mac Gold Pool 4.5% 9/1/2050	314,092	306,267
Freddie Mac Gold Pool 4.5% 9/1/2052	77,067,240	74,382,679
Freddie Mac Gold Pool 5% 1/1/2030	4,338	4,364
Freddie Mac Gold Pool 5% 1/1/2037	9,745	9,872
Freddie Mac Gold Pool 5% 1/1/2039	2,207	2,237
Freddie Mac Gold Pool 5% 1/1/2039	8,954	9,077
Freddie Mac Gold Pool 5% 1/1/2040	61,948	62,831
Freddie Mac Gold Pool 5% 1/1/2049	436,358	437,020
Freddie Mac Gold Pool 5% 1/1/2049	102,894	103,050
Freddie Mac Gold Pool 5% 1/1/2053	1,748,038	1,728,291
Freddie Mac Gold Pool 5% 1/1/2054	1,790,748	1,763,803
Freddie Mac Gold Pool 5% 1/1/2055	6,138,900	6,042,691
Freddie Mac Gold Pool 5% 10/1/2026	186	186
Freddie Mac Gold Pool 5% 10/1/2034	448	454
Freddie Mac Gold Pool 5% 10/1/2038	16,809	17,039
Freddie Mac Gold Pool 5% 10/1/2039	7,288	7,390
Freddie Mac Gold Pool 5% 10/1/2048	108,058	108,390
Freddie Mac Gold Pool 5% 10/1/2048	3,891	3,903
Freddie Mac Gold Pool 5% 10/1/2048	373,346	374,495
Freddie Mac Gold Pool 5% 10/1/2049	5,274	5,275
Freddie Mac Gold Pool 5% 10/1/2052	400,578	396,553
Freddie Mac Gold Pool 5% 10/1/2052	1,465,285	1,450,105
Freddie Mac Gold Pool 5% 10/1/2052	2,003,406	1,982,651
Freddie Mac Gold Pool 5% 10/1/2052	2,784,416	2,755,571
Freddie Mac Gold Pool 5% 10/1/2054	22,586,650	22,232,672
Freddie Mac Gold Pool 5% 11/1/2038	40,524	41,086
Freddie Mac Gold Pool 5% 11/1/2038	32,708	33,163
Freddie Mac Gold Pool 5% 11/1/2048	397,775	398,999
Freddie Mac Gold Pool 5% 11/1/2048	23,498	23,571
Freddie Mac Gold Pool 5% 11/1/2048	29,114	29,231
Freddie Mac Gold Pool 5% 11/1/2048	33,500	33,603
Freddie Mac Gold Pool 5% 11/1/2049	17,084	17,089
Freddie Mac Gold Pool 5% 11/1/2052	26,359,862	26,086,787
Freddie Mac Gold Pool 5% 11/1/2053	16,959,396	16,736,007
Freddie Mac Gold Pool 5% 11/1/2054	19,453,374	19,148,501
Freddie Mac Gold Pool 5% 12/1/2036	48,815	49,435
Freddie Mac Gold Pool 5% 12/1/2038	382,923	388,216
Freddie Mac Gold Pool 5% 12/1/2038	11,176	11,331
Freddie Mac Gold Pool 5% 12/1/2048	568,012	568,873
Freddie Mac Gold Pool 5% 12/1/2048	1,149,046	1,150,788
Freddie Mac Gold Pool 5% 12/1/2049	12,173	12,169
Freddie Mac Gold Pool 5% 12/1/2053	196,573	193,615
Freddie Mac Gold Pool 5% 12/1/2054	6,911,051	6,802,741
Freddie Mac Gold Pool 5% 2/1/2037	28,759	29,150
Freddie Mac Gold Pool 5% 2/1/2038	98,022	99,365
Freddie Mac Gold Pool 5% 2/1/2038	10,462	10,604
Freddie Mac Gold Pool 5% 2/1/2038	549,304	555,948
Freddie Mac Gold Pool 5% 2/1/2039	10,772	10,919
Freddie Mac Gold Pool 5% 2/1/2039	370,510	375,679
Freddie Mac Gold Pool 5% 2/1/2039	1,271	1,288
Freddie Mac Gold Pool 5% 2/1/2049	1,945,039	1,950,469
Freddie Mac Gold Pool 5% 2/1/2049	273,893	274,308
Freddie Mac Gold Pool 5% 2/1/2049	189,906	190,194
Freddie Mac Gold Pool 5% 2/1/2049	9,943	9,958
Freddie Mac Gold Pool 5% 2/1/2050	393,579	393,438
Freddie Mac Gold Pool 5% 2/1/2053	16,065,627	15,868,068
Freddie Mac Gold Pool 5% 3/1/2027	1,015	1,017
Freddie Mac Gold Pool 5% 3/1/2037	5,738	5,817
Freddie Mac Gold Pool 5% 3/1/2037	1,139	1,154
Freddie Mac Gold Pool 5% 3/1/2038	36,707	37,212
Freddie Mac Gold Pool 5% 3/1/2038	2,608	2,643
Freddie Mac Gold Pool 5% 3/1/2039	14,217	14,417
Freddie Mac Gold Pool 5% 3/1/2049	3,658	3,664
Freddie Mac Gold Pool 5% 3/1/2049	14,809	14,832
Freddie Mac Gold Pool 5% 3/1/2050	8,434	8,431
Freddie Mac Gold Pool 5% 3/1/2053	17,779,278	17,567,314
Freddie Mac Gold Pool 5% 3/1/2053	383,649	378,236
Freddie Mac Gold Pool 5% 3/1/2053	990,506	976,531
Freddie Mac Gold Pool 5% 4/1/2028	676	679
Freddie Mac Gold Pool 5% 4/1/2038	197,123	199,793
Freddie Mac Gold Pool 5% 4/1/2038	12,176	12,346
Freddie Mac Gold Pool 5% 4/1/2038	568	575
Freddie Mac Gold Pool 5% 4/1/2038	152,889	155,024
Freddie Mac Gold Pool 5% 4/1/2038	579	587
Freddie Mac Gold Pool 5% 4/1/2039	1,347	1,365
Freddie Mac Gold Pool 5% 4/1/2039	816,524	821,209
Freddie Mac Gold Pool 5% 4/1/2049	278,289	278,711
Freddie Mac Gold Pool 5% 4/1/2049	4,779	4,780
Freddie Mac Gold Pool 5% 4/1/2053	5,248,388	5,182,536
Freddie Mac Gold Pool 5% 4/1/2053	40,286,362	39,944,552
Freddie Mac Gold Pool 5% 4/1/2054	281,865	277,448
Freddie Mac Gold Pool 5% 5/1/2028	16,094	16,174
Freddie Mac Gold Pool 5% 5/1/2029	9	9
Freddie Mac Gold Pool 5% 5/1/2029	764	769
Freddie Mac Gold Pool 5% 5/1/2035	437,494	443,045
Freddie Mac Gold Pool 5% 5/1/2037	6,500	6,586
Freddie Mac Gold Pool 5% 5/1/2039	8,150,679	8,197,449
Freddie Mac Gold Pool 5% 5/1/2049	45,490	45,559
Freddie Mac Gold Pool 5% 5/1/2050	1,744,750	1,743,032
Freddie Mac Gold Pool 5% 6/1/2037	8,637	8,753
Freddie Mac Gold Pool 5% 6/1/2037	7,037	7,134
Freddie Mac Gold Pool 5% 6/1/2038	20,210	20,484
Freddie Mac Gold Pool 5% 6/1/2038	254,511	258,005
Freddie Mac Gold Pool 5% 6/1/2038	61,196	62,029
Freddie Mac Gold Pool 5% 6/1/2049	14,783	14,787
Freddie Mac Gold Pool 5% 6/1/2050	8,895	8,886
Freddie Mac Gold Pool 5% 7/1/2031	4,917	4,965
Freddie Mac Gold Pool 5% 7/1/2036	2,696	2,732
Freddie Mac Gold Pool 5% 7/1/2038	3,148	3,191
Freddie Mac Gold Pool 5% 7/1/2040	94,082	95,382
Freddie Mac Gold Pool 5% 7/1/2048	485,586	478,886
Freddie Mac Gold Pool 5% 7/1/2048	413,922	408,276
Freddie Mac Gold Pool 5% 7/1/2052	1,087,229	1,078,344
Freddie Mac Gold Pool 5% 8/1/2037	19,684	19,948
Freddie Mac Gold Pool 5% 8/1/2038	48,787	49,452
Freddie Mac Gold Pool 5% 8/1/2038	47,625	48,265
Freddie Mac Gold Pool 5% 8/1/2040	44,725	45,342
Freddie Mac Gold Pool 5% 8/1/2040	1,202,835	1,219,441
Freddie Mac Gold Pool 5% 8/1/2040	436,536	442,636
Freddie Mac Gold Pool 5% 8/1/2040	14,260	14,459
Freddie Mac Gold Pool 5% 8/1/2048	863,871	866,530
Freddie Mac Gold Pool 5% 8/1/2049	68,697	68,715
Freddie Mac Gold Pool 5% 8/1/2049	111,274	111,304
Freddie Mac Gold Pool 5% 8/1/2052	1,659,396	1,641,791
Freddie Mac Gold Pool 5% 8/1/2052	26,101	25,773
Freddie Mac Gold Pool 5% 8/1/2052	80,906	80,070
Freddie Mac Gold Pool 5% 8/1/2052	183,711	181,607
Freddie Mac Gold Pool 5% 9/1/2031	6,528	6,585
Freddie Mac Gold Pool 5% 9/1/2038	806,157	817,183
Freddie Mac Gold Pool 5% 9/1/2038	992	1,005
Freddie Mac Gold Pool 5% 9/1/2039	542,363	549,869
Freddie Mac Gold Pool 5% 9/1/2039	16,112	16,344
Freddie Mac Gold Pool 5% 9/1/2039	713,381	723,139
Freddie Mac Gold Pool 5% 9/1/2049	327,635	327,722
Freddie Mac Gold Pool 5% 9/1/2049	10,975	10,820
Freddie Mac Gold Pool 5% 9/1/2052	32,068,285	31,673,941
Freddie Mac Gold Pool 5% 9/1/2052	3,018,888	3,008,369
Freddie Mac Gold Pool 5% 9/1/2052	1,761,024	1,743,331
Freddie Mac Gold Pool 5% 9/1/2053	49,502	48,850
Freddie Mac Gold Pool 5.5% 1/1/2036	126,668	131,238
Freddie Mac Gold Pool 5.5% 1/1/2037	16,799	17,403
Freddie Mac Gold Pool 5.5% 1/1/2037	13,245	13,723
Freddie Mac Gold Pool 5.5% 1/1/2038	10,067	10,431
Freddie Mac Gold Pool 5.5% 1/1/2038	21,358	22,121
Freddie Mac Gold Pool 5.5% 1/1/2038	53,776	55,721
Freddie Mac Gold Pool 5.5% 1/1/2039	24,840	25,793
Freddie Mac Gold Pool 5.5% 1/1/2039	272,250	281,315
Freddie Mac Gold Pool 5.5% 1/1/2041	49,387	51,165
Freddie Mac Gold Pool 5.5% 1/1/2053	141,452	142,341
Freddie Mac Gold Pool 5.5% 1/1/2053	825,975	828,689
Freddie Mac Gold Pool 5.5% 1/1/2053	4,663,364	4,678,683
Freddie Mac Gold Pool 5.5% 1/1/2053	887,255	892,831
Freddie Mac Gold Pool 5.5% 1/1/2053	370,438	372,651
Freddie Mac Gold Pool 5.5% 1/1/2053	8,710,111	8,756,689
Freddie Mac Gold Pool 5.5% 1/1/2054	121,479	121,863
Freddie Mac Gold Pool 5.5% 10/1/2033	9,726	10,033
Freddie Mac Gold Pool 5.5% 10/1/2035	57,613	59,681
Freddie Mac Gold Pool 5.5% 10/1/2036	4,558	4,725
Freddie Mac Gold Pool 5.5% 10/1/2053	11,122,877	11,168,454
Freddie Mac Gold Pool 5.5% 10/1/2054	243,592	244,057
Freddie Mac Gold Pool 5.5% 10/1/2054	21,287,233	21,507,505
Freddie Mac Gold Pool 5.5% 10/1/2054	82,826	82,984
Freddie Mac Gold Pool 5.5% 10/1/2054	1,306,317	1,310,445
Freddie Mac Gold Pool 5.5% 10/1/2054	1,361,139	1,365,441
Freddie Mac Gold Pool 5.5% 10/1/2054	1,657,037	1,662,274
Freddie Mac Gold Pool 5.5% 11/1/2028	10,999	11,136
Freddie Mac Gold Pool 5.5% 11/1/2037	46,143	47,802
Freddie Mac Gold Pool 5.5% 11/1/2038	9,952	10,311
Freddie Mac Gold Pool 5.5% 11/1/2052	6,715,635	6,762,041
Freddie Mac Gold Pool 5.5% 11/1/2052	1,817,908	1,836,151
Freddie Mac Gold Pool 5.5% 11/1/2052	6,265,326	6,308,620
Freddie Mac Gold Pool 5.5% 11/1/2053	6,339,925	6,365,904
Freddie Mac Gold Pool 5.5% 11/1/2054	19,985,479	20,298,453
Freddie Mac Gold Pool 5.5% 12/1/2035	6,743	6,981
Freddie Mac Gold Pool 5.5% 12/1/2037	3,789	3,927
Freddie Mac Gold Pool 5.5% 12/1/2039	122,980	127,439
Freddie Mac Gold Pool 5.5% 12/1/2052	29,247,249	29,431,071
Freddie Mac Gold Pool 5.5% 12/1/2054	1,561,340	1,567,737
Freddie Mac Gold Pool 5.5% 2/1/2028	566	573
Freddie Mac Gold Pool 5.5% 2/1/2036	3,888	4,028
Freddie Mac Gold Pool 5.5% 2/1/2038	10,120	10,484
Freddie Mac Gold Pool 5.5% 2/1/2039	13,713	14,244
Freddie Mac Gold Pool 5.5% 2/1/2053	29,783,793	29,922,589
Freddie Mac Gold Pool 5.5% 2/1/2053	48,981,027	49,278,165
Freddie Mac Gold Pool 5.5% 2/1/2053	513,214	515,766
Freddie Mac Gold Pool 5.5% 2/1/2054	156,269	158,570
Freddie Mac Gold Pool 5.5% 3/1/2034	594,862	613,498
Freddie Mac Gold Pool 5.5% 3/1/2037	4,955	5,138
Freddie Mac Gold Pool 5.5% 3/1/2038	18,461	19,137
Freddie Mac Gold Pool 5.5% 3/1/2039	1,204,987	1,251,725
Freddie Mac Gold Pool 5.5% 3/1/2039	34,073	35,342
Freddie Mac Gold Pool 5.5% 3/1/2053	9,436,445	9,486,907
Freddie Mac Gold Pool 5.5% 3/1/2053	152,857	153,818
Freddie Mac Gold Pool 5.5% 3/1/2054	46,712,254	46,830,674
Freddie Mac Gold Pool 5.5% 3/1/2054	73,481	73,989
Freddie Mac Gold Pool 5.5% 3/1/2054	317,157	318,209
Freddie Mac Gold Pool 5.5% 3/1/2054	493,545	494,796
Freddie Mac Gold Pool 5.5% 4/1/2027	612	616
Freddie Mac Gold Pool 5.5% 4/1/2038	9,411	9,774
Freddie Mac Gold Pool 5.5% 4/1/2038	7,929	8,230
Freddie Mac Gold Pool 5.5% 4/1/2038	113,487	117,584
Freddie Mac Gold Pool 5.5% 4/1/2038	18,309	19,018
Freddie Mac Gold Pool 5.5% 4/1/2039	89,347	92,563
Freddie Mac Gold Pool 5.5% 4/1/2040	280,341	290,654
Freddie Mac Gold Pool 5.5% 4/1/2053	52,294,920	52,623,599
Freddie Mac Gold Pool 5.5% 4/1/2053	654,960	656,866
Freddie Mac Gold Pool 5.5% 4/1/2054	5,911,324	5,926,309
Freddie Mac Gold Pool 5.5% 4/1/2054	1,483,519	1,500,725
Freddie Mac Gold Pool 5.5% 4/1/2054	460,049	462,337
Freddie Mac Gold Pool 5.5% 4/1/2054	1,378,359	1,383,145
Freddie Mac Gold Pool 5.5% 4/1/2054	147,486	147,975
Freddie Mac Gold Pool 5.5% 5/1/2028	5,348	5,417
Freddie Mac Gold Pool 5.5% 5/1/2036	9,872	10,217
Freddie Mac Gold Pool 5.5% 5/1/2036	3,483	3,609
Freddie Mac Gold Pool 5.5% 5/1/2036	25,693	26,599
Freddie Mac Gold Pool 5.5% 5/1/2036	4,063	4,215
Freddie Mac Gold Pool 5.5% 5/1/2037	2,764	2,865
Freddie Mac Gold Pool 5.5% 5/1/2037	9,751	10,121
Freddie Mac Gold Pool 5.5% 5/1/2037	454	470
Freddie Mac Gold Pool 5.5% 5/1/2037	353,355	366,223
Freddie Mac Gold Pool 5.5% 5/1/2038	8,289	8,589
Freddie Mac Gold Pool 5.5% 5/1/2038	193,842	200,936
Freddie Mac Gold Pool 5.5% 5/1/2038	7,363	7,631
Freddie Mac Gold Pool 5.5% 5/1/2038	7,444	7,718
Freddie Mac Gold Pool 5.5% 5/1/2040	9,250	9,584
Freddie Mac Gold Pool 5.5% 5/1/2040	9,537	9,882
Freddie Mac Gold Pool 5.5% 5/1/2054	4,076,819	4,087,154
Freddie Mac Gold Pool 5.5% 5/1/2054	83,309	83,514
Freddie Mac Gold Pool 5.5% 5/1/2054	997,616	999,833
Freddie Mac Gold Pool 5.5% 5/1/2054	443,762	444,859
Freddie Mac Gold Pool 5.5% 6/1/2027	13,473	13,595
Freddie Mac Gold Pool 5.5% 6/1/2038	11,322	11,744
Freddie Mac Gold Pool 5.5% 6/1/2038	23,905	24,766
Freddie Mac Gold Pool 5.5% 6/1/2038	13,607	14,113
Freddie Mac Gold Pool 5.5% 6/1/2038	88,850	92,057
Freddie Mac Gold Pool 5.5% 6/1/2039	10,116,842	10,275,785
Freddie Mac Gold Pool 5.5% 6/1/2040	76,580	79,418
Freddie Mac Gold Pool 5.5% 6/1/2041	412,121	427,795
Freddie Mac Gold Pool 5.5% 6/1/2041	210,507	217,869
Freddie Mac Gold Pool 5.5% 6/1/2041	666,714	688,052
Freddie Mac Gold Pool 5.5% 6/1/2049	3,231,290	3,304,107
Freddie Mac Gold Pool 5.5% 6/1/2053	57,872	58,127
Freddie Mac Gold Pool 5.5% 6/1/2054	3,949,211	3,959,223
Freddie Mac Gold Pool 5.5% 6/1/2054	663,569	665,044
Freddie Mac Gold Pool 5.5% 6/1/2054	271,541	272,213
Freddie Mac Gold Pool 5.5% 6/1/2054	148,136	148,493
Freddie Mac Gold Pool 5.5% 6/1/2054	697,944	700,585
Freddie Mac Gold Pool 5.5% 6/1/2054	557,427	558,605
Freddie Mac Gold Pool 5.5% 6/1/2054	1,324,598	1,327,873
Freddie Mac Gold Pool 5.5% 6/1/2054	539,779	541,113
Freddie Mac Gold Pool 5.5% 6/1/2054	871,385	873,594
Freddie Mac Gold Pool 5.5% 7/1/2028	5,398	5,466
Freddie Mac Gold Pool 5.5% 7/1/2035	375,817	387,417
Freddie Mac Gold Pool 5.5% 7/1/2036	179,160	185,586
Freddie Mac Gold Pool 5.5% 7/1/2038	9,235	9,589
Freddie Mac Gold Pool 5.5% 7/1/2038	6,067	6,286
Freddie Mac Gold Pool 5.5% 7/1/2039	7,075	7,345
Freddie Mac Gold Pool 5.5% 7/1/2039	10,092,043	10,250,596
Freddie Mac Gold Pool 5.5% 7/1/2053	13,320,236	13,374,817
Freddie Mac Gold Pool 5.5% 8/1/2038	9,091	9,422
Freddie Mac Gold Pool 5.5% 8/1/2038	5,080	5,267
Freddie Mac Gold Pool 5.5% 8/1/2038	15,343	15,894
Freddie Mac Gold Pool 5.5% 8/1/2038	21,583	22,379
Freddie Mac Gold Pool 5.5% 8/1/2039	142,361	147,750
Freddie Mac Gold Pool 5.5% 8/1/2040	36,549	37,875
Freddie Mac Gold Pool 5.5% 8/1/2053	26,916,600	27,007,462
Freddie Mac Gold Pool 5.5% 8/1/2053	4,955,790	4,979,194
Freddie Mac Gold Pool 5.5% 9/1/2038	11,044	11,454
Freddie Mac Gold Pool 5.5% 9/1/2038	130,841	135,602
Freddie Mac Gold Pool 5.5% 9/1/2038	17,763	18,415
Freddie Mac Gold Pool 5.5% 9/1/2039	3,588,536	3,644,915
Freddie Mac Gold Pool 5.5% 9/1/2040	569,850	591,829
Freddie Mac Gold Pool 5.5% 9/1/2053	5,078,247	5,099,055
Freddie Mac Gold Pool 5.5% 9/1/2053	21,078,996	21,356,397
Freddie Mac Gold Pool 5.5% 9/1/2053	20,404	20,494
Freddie Mac Gold Pool 5.5% 9/1/2054	251,313	251,950
Freddie Mac Gold Pool 6% 1/1/2053	18,356,441	18,775,465
Freddie Mac Gold Pool 6% 1/1/2053	1,944,825	1,989,219
Freddie Mac Gold Pool 6% 11/1/2053	4,218,130	4,294,646
Freddie Mac Gold Pool 6% 11/1/2053	6,728,182	6,850,229
Freddie Mac Gold Pool 6% 12/1/2052	20,609,318	21,079,769
Freddie Mac Gold Pool 6% 12/1/2052	189,216	193,536
Freddie Mac Gold Pool 6% 12/1/2053	28,685,303	29,516,161
Freddie Mac Gold Pool 6% 3/1/2053	20,527	20,951
Freddie Mac Gold Pool 6% 4/1/2032	207,650	215,281
Freddie Mac Gold Pool 6% 4/1/2053	1,089,997	1,112,494
Freddie Mac Gold Pool 6% 4/1/2054	49,570,849	51,151,644
Freddie Mac Gold Pool 6% 5/1/2053	5,607,334	5,716,597
Freddie Mac Gold Pool 6% 5/1/2054	30,677,968	31,205,693
Freddie Mac Gold Pool 6% 5/1/2054	57,604,434	59,513,422
Freddie Mac Gold Pool 6% 6/1/2053	13,938,062	14,225,738
Freddie Mac Gold Pool 6% 6/1/2053	2,993,345	3,057,933
Freddie Mac Gold Pool 6% 7/1/2053	190,666	194,243
Freddie Mac Gold Pool 6% 7/1/2053	2,280,729	2,327,090
Freddie Mac Gold Pool 6% 7/1/2053	4,503,791	4,605,755
Freddie Mac Gold Pool 6% 8/1/2037	25,826	27,163
Freddie Mac Gold Pool 6% 8/1/2053	4,249,910	4,329,658
Freddie Mac Gold Pool 6% 8/1/2053	4,455,947	4,539,561
Freddie Mac Gold Pool 6% 8/1/2053	387,645	396,421
Freddie Mac Gold Pool 6% 8/1/2053	2,611,468	2,661,287
Freddie Mac Gold Pool 6% 8/1/2054	33,390,169	33,954,116
Freddie Mac Gold Pool 6% 9/1/2053	8,500,879	8,660,394
Freddie Mac Gold Pool 6.5% 1/1/2054	3,317,437	3,421,154
Freddie Mac Gold Pool 6.5% 10/1/2037	11,183	11,886
Freddie Mac Gold Pool 6.5% 10/1/2053	29,632,717	30,633,242
Freddie Mac Gold Pool 6.5% 10/1/2053	861,569	891,197
Freddie Mac Gold Pool 6.5% 10/1/2053	124,062	127,941
Freddie Mac Gold Pool 6.5% 11/1/2036	5,664	6,009
Freddie Mac Gold Pool 6.5% 12/1/2037	9,336	9,932
Freddie Mac Gold Pool 6.5% 12/1/2053	20,261,292	20,894,745
Freddie Mac Gold Pool 6.5% 12/1/2053	19,605,560	20,465,113
Freddie Mac Gold Pool 6.5% 2/1/2054	26,404,854	27,504,743
Freddie Mac Gold Pool 6.5% 3/1/2053	669,972	693,430
Freddie Mac Gold Pool 6.5% 5/1/2053	1,013,506	1,048,993
Freddie Mac Gold Pool 6.5% 6/1/2054	26,412,887	27,605,967
Freddie Mac Gold Pool 6.5% 6/1/2054	13,177,360	13,850,828
Freddie Mac Gold Pool 6.5% 8/1/2053	26,389,075	27,280,081
Freddie Mac Gold Pool 6.5% 9/1/2037	6,774	7,135
Freddie Mac Gold Pool 6.5% 9/1/2053	11,425,712	11,811,492
Freddie Mac Gold Pool 6.5% 9/1/2054	15,355,241	16,149,612
Freddie Mac Gold Pool 7% 1/1/2054	5,295,924	5,569,435
Freddie Mac Multiclass Mortgage participation certificates 2.5% 1/1/2032	21,281	20,250
Freddie Mac Multiclass Mortgage participation certificates 2.5% 12/1/2031	27,920	26,668
Freddie Mac Multiclass Mortgage participation certificates 2.5% 12/1/2031	2,093	1,997
Freddie Mac Multiclass Mortgage participation certificates 2.5% 2/1/2032	37,121	35,421
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.896%, 7.499% 9/1/2037 (b)(g)	44,366	45,504
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 1.7%, 6.023% 3/1/2036 (b)(g)	853,839	859,886
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.231%, 6.618% 12/1/2035 (b)(g)	371,192	377,250
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.25%, 6.446% 3/1/2035 (b)(g)	194,009	197,108
Freddie Mac Non Gold Pool 4% 10/1/2040	204,852	198,240
Freddie Mac Non Gold Pool 4% 10/1/2040	2,874	2,814
Freddie Mac Non Gold Pool 4% 9/1/2040	14,089	13,664
Freddie Mac Non Gold Pool 4% 9/1/2040	127,982	124,066
Freddie Mac Non Gold Pool 4% 9/1/2040	10,717	10,394
Freddie Mac Non Gold Pool 4% 9/1/2040	3,128	3,032
Freddie Mac Non Gold Pool 4% 9/1/2040	400,497	387,905
Freddie Mac Non Gold Pool 4.5% 9/1/2040	705,992	699,945
Freddie Mac Non Gold Pool 5% 9/1/2040	118,676	120,335
Freddie Mac Non Gold Pool 5.5% 1/1/2054	498,267	499,624
Freddie Mac Non Gold Pool 5.5% 4/1/2054	15,194,214	15,256,473
Freddie Mac Non Gold Pool 5.5% 4/1/2054	482,438	483,661
Freddie Mac Non Gold Pool 5.5% 6/1/2053	208,672	210,571
Freddie Mac Non Gold Pool 5.5% 8/1/2053	509,149	510,123
Ginnie Mae I Pool 2% 8/20/2052	2,288,788	1,882,075
Ginnie Mae I Pool 3% 1/15/2043	184,732	166,406
Ginnie Mae I Pool 3% 1/15/2045	90,840	81,383
Ginnie Mae I Pool 3% 1/15/2045	59,168	53,142
Ginnie Mae I Pool 3% 1/15/2045	65,978	59,110
Ginnie Mae I Pool 3% 1/15/2045	55,347	49,540
Ginnie Mae I Pool 3% 1/15/2045	24,378	21,813
Ginnie Mae I Pool 3% 10/15/2042	13,535	12,221
Ginnie Mae I Pool 3% 10/15/2042	23,791	21,452
Ginnie Mae I Pool 3% 10/20/2042	10,781,208	9,851,634
Ginnie Mae I Pool 3% 11/15/2042	68,206	61,710
Ginnie Mae I Pool 3% 2/15/2045	235,145	210,731
Ginnie Mae I Pool 3% 2/15/2045	107,451	96,266
Ginnie Mae I Pool 3% 2/15/2045	59,073	52,891
Ginnie Mae I Pool 3% 2/20/2046	183,304	165,874
Ginnie Mae I Pool 3% 3/15/2043	16,936	15,394
Ginnie Mae I Pool 3% 3/15/2043	6,341	5,757
Ginnie Mae I Pool 3% 3/15/2043	3,044	2,751
Ginnie Mae I Pool 3% 3/15/2045	39,934	35,980
Ginnie Mae I Pool 3% 3/15/2045	86,523	77,957
Ginnie Mae I Pool 3% 3/15/2045	82,831	74,631
Ginnie Mae I Pool 3% 3/15/2045	47,657	42,581
Ginnie Mae I Pool 3% 3/15/2045	94,479	85,126
Ginnie Mae I Pool 3% 3/15/2045	456,747	411,528
Ginnie Mae I Pool 3% 3/15/2045	286,276	257,934
Ginnie Mae I Pool 3% 3/15/2045	136,158	121,946
Ginnie Mae I Pool 3% 3/15/2045	24,027	21,499
Ginnie Mae I Pool 3% 3/15/2045	272,050	245,117
Ginnie Mae I Pool 3% 3/15/2045	53,048	47,796
Ginnie Mae I Pool 3% 3/15/2045	221,472	199,545
Ginnie Mae I Pool 3% 3/15/2045	203,686	183,521
Ginnie Mae I Pool 3% 4/15/2042	149,099	135,184
Ginnie Mae I Pool 3% 5/15/2042	89,582	81,575
Ginnie Mae I Pool 3% 5/15/2045	148,091	133,430
Ginnie Mae I Pool 3% 6/15/2042	94,428	85,555
Ginnie Mae I Pool 3% 6/15/2043	274,050	246,300
Ginnie Mae I Pool 3% 6/15/2043	242,727	219,385
Ginnie Mae I Pool 3% 6/15/2043	1,511,487	1,362,898
Ginnie Mae I Pool 3% 6/15/2045	21,257	19,153
Ginnie Mae I Pool 3% 6/15/2045	151,548	136,544
Ginnie Mae I Pool 3% 6/15/2045	36,058	32,488
Ginnie Mae I Pool 3% 7/15/2042	69,930	63,871
Ginnie Mae I Pool 3% 7/15/2043	441,144	397,910
Ginnie Mae I Pool 3% 7/15/2045	176,055	158,625
Ginnie Mae I Pool 3% 7/15/2045	73,555	66,273
Ginnie Mae I Pool 3% 7/15/2045	66,103	59,559
Ginnie Mae I Pool 3% 7/15/2045	85,080	76,657
Ginnie Mae I Pool 3% 7/15/2045	63,740	57,429
Ginnie Mae I Pool 3% 7/15/2045	24,679	22,236
Ginnie Mae I Pool 3% 7/15/2045	117,631	105,986
Ginnie Mae I Pool 3% 7/15/2045	285,222	256,985
Ginnie Mae I Pool 3% 7/15/2045	90,610	81,640
Ginnie Mae I Pool 3% 7/15/2045	84,880	76,477
Ginnie Mae I Pool 3% 7/15/2045	165,872	149,450
Ginnie Mae I Pool 3% 7/20/2052	6,238,360	5,561,828
Ginnie Mae I Pool 3.5% 1/15/2041	61,372	57,278
Ginnie Mae I Pool 3.5% 1/15/2041	57,657	54,020
Ginnie Mae I Pool 3.5% 1/15/2042	146,192	135,754
Ginnie Mae I Pool 3.5% 1/15/2042	4,880	4,547
Ginnie Mae I Pool 3.5% 1/15/2042	74,296	68,975
Ginnie Mae I Pool 3.5% 1/15/2043	5,855	5,462
Ginnie Mae I Pool 3.5% 10/15/2040	18,273	17,024
Ginnie Mae I Pool 3.5% 10/15/2042	21,143	19,665
Ginnie Mae I Pool 3.5% 10/15/2042	63,069	58,606
Ginnie Mae I Pool 3.5% 10/20/2054	2,728,293	2,503,721
Ginnie Mae I Pool 3.5% 11/15/2040	40,640	37,967
Ginnie Mae I Pool 3.5% 11/15/2041	98,926	92,686
Ginnie Mae I Pool 3.5% 11/15/2041	108,787	101,632
Ginnie Mae I Pool 3.5% 11/15/2041	428,841	399,249
Ginnie Mae I Pool 3.5% 11/15/2042	49,940	46,251
Ginnie Mae I Pool 3.5% 11/20/2052	7,193,814	6,615,163
Ginnie Mae I Pool 3.5% 12/15/2040	66,386	62,020
Ginnie Mae I Pool 3.5% 12/15/2041	16,275	15,167
Ginnie Mae I Pool 3.5% 12/15/2041	131,252	122,374
Ginnie Mae I Pool 3.5% 12/15/2042	48,658	45,204
Ginnie Mae I Pool 3.5% 12/15/2043	12,190	11,266
Ginnie Mae I Pool 3.5% 2/15/2041	1,602	1,502
Ginnie Mae I Pool 3.5% 2/15/2042	280,691	261,073
Ginnie Mae I Pool 3.5% 2/15/2042	75,052	69,693
Ginnie Mae I Pool 3.5% 2/15/2042	343,713	320,072
Ginnie Mae I Pool 3.5% 2/15/2043	208,609	193,626
Ginnie Mae I Pool 3.5% 2/15/2043	125,748	116,458
Ginnie Mae I Pool 3.5% 3/15/2042	2,185	2,032
Ginnie Mae I Pool 3.5% 3/15/2042	107,321	100,086
Ginnie Mae I Pool 3.5% 3/15/2042	42,918	39,966
Ginnie Mae I Pool 3.5% 4/15/2042	22,157	20,552
Ginnie Mae I Pool 3.5% 4/15/2042	7,374	6,866
Ginnie Mae I Pool 3.5% 4/15/2042	1,819	1,688
Ginnie Mae I Pool 3.5% 4/15/2042	96,274	89,652
Ginnie Mae I Pool 3.5% 5/15/2042	93,160	86,774
Ginnie Mae I Pool 3.5% 5/15/2042	120,965	112,727
Ginnie Mae I Pool 3.5% 5/15/2042	242,583	225,682
Ginnie Mae I Pool 3.5% 5/15/2042	12,752	11,878
Ginnie Mae I Pool 3.5% 5/15/2042	54,457	50,699
Ginnie Mae I Pool 3.5% 5/15/2043	115,752	107,318
Ginnie Mae I Pool 3.5% 5/15/2043	82,017	76,057
Ginnie Mae I Pool 3.5% 5/15/2043	325,745	302,906
Ginnie Mae I Pool 3.5% 5/15/2043	230,895	214,070
Ginnie Mae I Pool 3.5% 6/15/2042	66,907	62,059
Ginnie Mae I Pool 3.5% 6/15/2042	44,731	41,490
Ginnie Mae I Pool 3.5% 6/15/2042	388,725	361,988
Ginnie Mae I Pool 3.5% 6/15/2042	10,916	10,151
Ginnie Mae I Pool 3.5% 6/15/2043	6,493	6,015
Ginnie Mae I Pool 3.5% 6/15/2043	123,263	114,514
Ginnie Mae I Pool 3.5% 6/15/2043	375,516	348,076
Ginnie Mae I Pool 3.5% 6/20/2042	1,930,829	1,812,540
Ginnie Mae I Pool 3.5% 7/15/2042	23,641	21,918
Ginnie Mae I Pool 3.5% 7/15/2042	35,916	33,299
Ginnie Mae I Pool 3.5% 7/15/2042	803,547	747,209
Ginnie Mae I Pool 3.5% 7/15/2042	48,011	44,709
Ginnie Mae I Pool 3.5% 7/15/2042	35,551	32,990
Ginnie Mae I Pool 3.5% 8/15/2041	4,283	3,981
Ginnie Mae I Pool 3.5% 8/15/2042	8,536	7,934
Ginnie Mae I Pool 3.5% 8/15/2042	38,678	35,991
Ginnie Mae I Pool 3.5% 8/15/2042	33,724	31,323
Ginnie Mae I Pool 3.5% 8/15/2042	2,598,255	2,414,957
Ginnie Mae I Pool 3.5% 8/15/2043	23,543	21,776
Ginnie Mae I Pool 3.5% 8/20/2052	26,145,975	24,044,905
Ginnie Mae I Pool 3.5% 9/15/2041	100,329	93,683
Ginnie Mae I Pool 3.5% 9/15/2043	23,230	21,775
Ginnie Mae I Pool 3.5% 9/20/2054	49,064	45,060
Ginnie Mae I Pool 4% 1/15/2040	24,549	23,671
Ginnie Mae I Pool 4% 1/15/2041	32,081	30,889
Ginnie Mae I Pool 4% 1/15/2041	26,318	25,325
Ginnie Mae I Pool 4% 1/15/2041	909,098	874,901
Ginnie Mae I Pool 4% 1/15/2041	442,366	425,824
Ginnie Mae I Pool 4% 10/15/2040	4,928	4,747
Ginnie Mae I Pool 4% 10/15/2040	602,791	580,523
Ginnie Mae I Pool 4% 10/15/2041	486,377	467,921
Ginnie Mae I Pool 4% 10/15/2041	260,757	250,948
Ginnie Mae I Pool 4% 10/15/2041	121,777	117,307
Ginnie Mae I Pool 4% 10/15/2041	82,053	78,912
Ginnie Mae I Pool 4% 10/15/2041	66,757	64,231
Ginnie Mae I Pool 4% 10/15/2041	50,577	48,703
Ginnie Mae I Pool 4% 10/15/2041	34,379	33,063
Ginnie Mae I Pool 4% 10/15/2041	3,057	2,941
Ginnie Mae I Pool 4% 10/20/2052	26,993,860	25,519,990
Ginnie Mae I Pool 4% 11/15/2040	220,816	212,510
Ginnie Mae I Pool 4% 11/15/2040	30,015	28,883
Ginnie Mae I Pool 4% 11/15/2041	37,255	35,806
Ginnie Mae I Pool 4% 11/15/2044	39,323	37,635
Ginnie Mae I Pool 4% 12/15/2040	30,049	28,967
Ginnie Mae I Pool 4% 12/15/2040	58,230	56,059
Ginnie Mae I Pool 4% 12/15/2040	8,645	8,324
Ginnie Mae I Pool 4% 12/15/2041	286,401	275,364
Ginnie Mae I Pool 4% 12/15/2041	160,439	154,236
Ginnie Mae I Pool 4% 12/15/2041	39,328	37,893
Ginnie Mae I Pool 4% 12/15/2041	40,636	39,040
Ginnie Mae I Pool 4% 12/15/2041	37,658	36,267
Ginnie Mae I Pool 4% 2/15/2041	21,035	20,241
Ginnie Mae I Pool 4% 2/15/2041	145,008	139,384
Ginnie Mae I Pool 4% 2/15/2041	157,899	152,085
Ginnie Mae I Pool 4% 2/20/2053	27,981,572	26,460,331
Ginnie Mae I Pool 4% 3/15/2040	75,086	72,447
Ginnie Mae I Pool 4% 3/15/2041	52,359	50,419
Ginnie Mae I Pool 4% 3/15/2041	181,536	174,851
Ginnie Mae I Pool 4% 3/15/2042	6,413	6,155
Ginnie Mae I Pool 4% 3/15/2044	58,733	56,463
Ginnie Mae I Pool 4% 4/15/2040	31,446	30,284
Ginnie Mae I Pool 4% 4/15/2040	190,084	183,041
Ginnie Mae I Pool 4% 4/15/2040	234,314	225,712
Ginnie Mae I Pool 4% 4/15/2041	28,179	27,079
Ginnie Mae I Pool 4% 4/15/2041	31,994	30,801
Ginnie Mae I Pool 4% 4/15/2045	155,044	148,486
Ginnie Mae I Pool 4% 5/15/2040	302,008	290,681
Ginnie Mae I Pool 4% 5/15/2041	67,305	64,703
Ginnie Mae I Pool 4% 5/15/2041	24,029	23,141
Ginnie Mae I Pool 4% 5/15/2044	18,663	17,935
Ginnie Mae I Pool 4% 6/15/2039	720,652	695,147
Ginnie Mae I Pool 4% 6/15/2039	41,526	40,031
Ginnie Mae I Pool 4% 6/15/2045	1,215,461	1,163,667
Ginnie Mae I Pool 4% 7/15/2041	520,624	500,118
Ginnie Mae I Pool 4% 7/15/2041	49,131	47,261
Ginnie Mae I Pool 4% 7/20/2052	3,510,607	3,324,413
Ginnie Mae I Pool 4% 8/15/2039	64,378	62,007
Ginnie Mae I Pool 4% 8/15/2040	7,349	7,080
Ginnie Mae I Pool 4% 8/15/2041	73,336	70,554
Ginnie Mae I Pool 4% 8/15/2041	21,241	20,500
Ginnie Mae I Pool 4% 8/20/2052	20,003,356	18,929,922
Ginnie Mae I Pool 4% 9/15/2025	1,120	1,116
Ginnie Mae I Pool 4% 9/15/2025	3,734	3,725
Ginnie Mae I Pool 4% 9/15/2041	68,557	65,963
Ginnie Mae I Pool 4% 9/15/2041	66,528	64,056
Ginnie Mae I Pool 4% 9/15/2041	7,244	6,991
Ginnie Mae I Pool 4% 9/15/2041	15,149	14,564
Ginnie Mae I Pool 4% 9/15/2041	61,705	59,370
Ginnie Mae I Pool 4% 9/15/2041	14,601	14,044
Ginnie Mae I Pool 4% 9/15/2044	9,755	9,370
Ginnie Mae I Pool 4% 9/20/2052	23,775,192	22,469,632
Ginnie Mae I Pool 4.5% 1/20/2053	164,354	159,435
Ginnie Mae I Pool 4.5% 10/15/2040	24,605	24,211
Ginnie Mae I Pool 4.5% 10/15/2041	48,024	47,163
Ginnie Mae I Pool 4.5% 10/15/2041	17,312	17,002
Ginnie Mae I Pool 4.5% 10/20/2052	16,731,967	16,241,656
Ginnie Mae I Pool 4.5% 11/20/2052	54,759,615	53,137,837
Ginnie Mae I Pool 4.5% 2/15/2035	855	844
Ginnie Mae I Pool 4.5% 2/15/2039	94,656	93,221
Ginnie Mae I Pool 4.5% 2/15/2040	21,022	20,686
Ginnie Mae I Pool 4.5% 2/20/2053	709,732	688,490
Ginnie Mae I Pool 4.5% 3/15/2040	165,369	162,406
Ginnie Mae I Pool 4.5% 3/15/2041	108,992	107,100
Ginnie Mae I Pool 4.5% 3/15/2041	745,972	733,946
Ginnie Mae I Pool 4.5% 3/15/2041	26,329	25,876
Ginnie Mae I Pool 4.5% 3/20/2053	883,346	856,357
Ginnie Mae I Pool 4.5% 4/15/2040	4,352	4,284
Ginnie Mae I Pool 4.5% 4/15/2041	15,441	15,175
Ginnie Mae I Pool 4.5% 4/20/2053	19,760,860	19,150,915
Ginnie Mae I Pool 4.5% 5/15/2040	275,971	271,002
Ginnie Mae I Pool 4.5% 5/15/2041	11,840	11,632
Ginnie Mae I Pool 4.5% 5/15/2041	16,714	16,468
Ginnie Mae I Pool 4.5% 5/15/2041	2,428	2,386
Ginnie Mae I Pool 4.5% 5/20/2053	14,501,359	14,044,692
Ginnie Mae I Pool 4.5% 6/15/2040	44,164	43,431
Ginnie Mae I Pool 4.5% 6/15/2040	14,625	14,386
Ginnie Mae I Pool 4.5% 6/15/2040	28,054	27,593
Ginnie Mae I Pool 4.5% 6/15/2040	66,339	65,310
Ginnie Mae I Pool 4.5% 6/15/2040	491,838	483,909
Ginnie Mae I Pool 4.5% 6/15/2040	198,973	195,798
Ginnie Mae I Pool 4.5% 6/15/2041	8,457	8,307
Ginnie Mae I Pool 4.5% 6/15/2041	19,819	19,477
Ginnie Mae I Pool 4.5% 6/15/2041	15,049	14,790
Ginnie Mae I Pool 4.5% 7/15/2039	13,753	13,526
Ginnie Mae I Pool 4.5% 7/15/2040	3,131	3,081
Ginnie Mae I Pool 4.5% 7/15/2040	12,404	12,203
Ginnie Mae I Pool 4.5% 7/15/2040	86,337	84,955
Ginnie Mae I Pool 4.5% 7/15/2040	24,349	23,958
Ginnie Mae I Pool 4.5% 7/15/2040	63,851	62,808
Ginnie Mae I Pool 4.5% 7/15/2040	75,196	73,976
Ginnie Mae I Pool 4.5% 7/15/2040	80,981	79,680
Ginnie Mae I Pool 4.5% 7/15/2041	24,137	23,706
Ginnie Mae I Pool 4.5% 7/15/2041	6,241	6,132
Ginnie Mae I Pool 4.5% 7/20/2041	3,318,514	3,264,537
Ginnie Mae I Pool 4.5% 7/20/2052	17,476,839	16,970,163
Ginnie Mae I Pool 4.5% 8/15/2040	22,275	21,915
Ginnie Mae I Pool 4.5% 8/15/2040	8,639	8,497
Ginnie Mae I Pool 4.5% 8/15/2040	37,845	37,295
Ginnie Mae I Pool 4.5% 8/20/2052	4,183,725	4,062,433
Ginnie Mae I Pool 4.5% 9/15/2033	1,426	1,410
Ginnie Mae I Pool 4.5% 9/15/2040	61,922	60,894
Ginnie Mae I Pool 4.5% 9/15/2040	34,405	33,816
Ginnie Mae I Pool 4.5% 9/15/2040	1,563	1,537
Ginnie Mae I Pool 4.5% 9/15/2041	16,299	16,029
Ginnie Mae I Pool 4.5% 9/15/2041	18,394	18,079
Ginnie Mae I Pool 4.5% 9/20/2052	25,834,896	25,077,835
Ginnie Mae I Pool 5% 1/20/2053	5,021,738	4,966,731
Ginnie Mae I Pool 5% 10/15/2039	10,453	10,516
Ginnie Mae I Pool 5% 10/20/2040	4,583	4,632
Ginnie Mae I Pool 5% 10/20/2052	31,083,013	30,742,539
Ginnie Mae I Pool 5% 10/20/2054	542,496	535,960
Ginnie Mae I Pool 5% 11/15/2039	259,755	261,346
Ginnie Mae I Pool 5% 11/20/2052	29,469	29,155
Ginnie Mae I Pool 5% 12/20/2052	33,117,511	32,754,752
Ginnie Mae I Pool 5% 2/20/2041	72,652	73,438
Ginnie Mae I Pool 5% 2/20/2053	677,121	669,493
Ginnie Mae I Pool 5% 3/15/2044	394,698	397,049
Ginnie Mae I Pool 5% 3/20/2053	2,379,907	2,353,094
Ginnie Mae I Pool 5% 4/15/2039	293,124	294,850
Ginnie Mae I Pool 5% 4/15/2039	76,750	77,194
Ginnie Mae I Pool 5% 4/15/2040	131,092	131,886
Ginnie Mae I Pool 5% 4/20/2053	29,115,589	28,787,567
Ginnie Mae I Pool 5% 5/15/2039	338,226	340,280
Ginnie Mae I Pool 5% 5/15/2039	131,908	132,703
Ginnie Mae I Pool 5% 5/15/2040	145,501	146,374
Ginnie Mae I Pool 5% 5/15/2040	61,859	62,226
Ginnie Mae I Pool 5% 5/20/2053	446,610	442,416
Ginnie Mae I Pool 5% 6/15/2040	193,880	195,047
Ginnie Mae I Pool 5% 6/20/2040	9,725	9,829
Ginnie Mae I Pool 5% 6/20/2053	3,093,915	3,064,618
Ginnie Mae I Pool 5% 7/15/2040	659,108	663,192
Ginnie Mae I Pool 5% 7/15/2040	160,218	161,211
Ginnie Mae I Pool 5% 7/15/2040	117,415	118,139
Ginnie Mae I Pool 5% 7/15/2040	363,794	366,018
Ginnie Mae I Pool 5% 7/15/2040	705,376	709,605
Ginnie Mae I Pool 5% 7/15/2040	523,749	526,899
Ginnie Mae I Pool 5% 7/15/2040	403,975	406,405
Ginnie Mae I Pool 5% 7/15/2040	391,672	394,028
Ginnie Mae I Pool 5% 7/15/2040	369,214	371,397
Ginnie Mae I Pool 5% 7/20/2040	1,583	1,600
Ginnie Mae I Pool 5% 7/20/2041	57,899	58,524
Ginnie Mae I Pool 5% 7/20/2052	278,557	275,680
Ginnie Mae I Pool 5% 8/15/2039	172,412	173,446
Ginnie Mae I Pool 5% 8/15/2039	230,868	232,238
Ginnie Mae I Pool 5% 8/15/2039	375,021	377,247
Ginnie Mae I Pool 5% 8/15/2039	41,162	41,404
Ginnie Mae I Pool 5% 8/20/2052	657,420	650,835
Ginnie Mae I Pool 5% 9/15/2039	538,950	542,124
Ginnie Mae I Pool 5% 9/15/2039	182,397	183,510
Ginnie Mae I Pool 5% 9/15/2039	190,847	192,009
Ginnie Mae I Pool 5% 9/15/2039	516,357	519,385
Ginnie Mae I Pool 5% 9/15/2041	2,075,487	2,087,847
Ginnie Mae I Pool 5% 9/20/2052	6,470,898	6,406,085
Ginnie Mae I Pool 5.5% 1/15/2038	32,821	33,429
Ginnie Mae I Pool 5.5% 1/20/2053	133,675	134,665
Ginnie Mae I Pool 5.5% 10/15/2033	360	364
Ginnie Mae I Pool 5.5% 10/15/2035	363,995	369,844
Ginnie Mae I Pool 5.5% 10/15/2038	11,614	11,834
Ginnie Mae I Pool 5.5% 10/20/2052	200,319	202,178
Ginnie Mae I Pool 5.5% 11/15/2038	52,541	53,527
Ginnie Mae I Pool 5.5% 11/15/2038	122,230	124,539
Ginnie Mae I Pool 5.5% 11/15/2038	7,083	7,215
Ginnie Mae I Pool 5.5% 12/15/2038	314,574	320,278
Ginnie Mae I Pool 5.5% 12/20/2041	124,329	127,899
Ginnie Mae I Pool 5.5% 12/20/2052	29,899,109	30,139,192
Ginnie Mae I Pool 5.5% 2/15/2038	26,125	26,617
Ginnie Mae I Pool 5.5% 2/15/2039	220,344	224,620
Ginnie Mae I Pool 5.5% 2/15/2039	53,586	54,640
Ginnie Mae I Pool 5.5% 3/15/2039	662,266	674,697
Ginnie Mae I Pool 5.5% 3/15/2039	159,875	162,895
Ginnie Mae I Pool 5.5% 3/15/2040	5,305	5,404
Ginnie Mae I Pool 5.5% 4/15/2039	232,661	237,201
Ginnie Mae I Pool 5.5% 4/15/2041	25,685	26,162
Ginnie Mae I Pool 5.5% 4/20/2053	25,504,974	25,693,833
Ginnie Mae I Pool 5.5% 5/15/2038	381	388
Ginnie Mae I Pool 5.5% 5/15/2039	118,785	121,128
Ginnie Mae I Pool 5.5% 5/15/2039	299,543	305,307
Ginnie Mae I Pool 5.5% 5/20/2045	340,029	349,523
Ginnie Mae I Pool 5.5% 5/20/2053	4,404,076	4,436,688
Ginnie Mae I Pool 5.5% 6/15/2038	5,805	5,915
Ginnie Mae I Pool 5.5% 6/15/2038	37,828	38,542
Ginnie Mae I Pool 5.5% 6/20/2053	24,150,509	24,306,698
Ginnie Mae I Pool 5.5% 8/15/2038	859	875
Ginnie Mae I Pool 5.5% 8/15/2039	101,292	103,285
Ginnie Mae I Pool 5.5% 9/15/2034	11,750	11,920
Ginnie Mae I Pool 5.5% 9/15/2038	18,624	18,969
Ginnie Mae I Pool 5.5% 9/15/2039	450,542	459,406
Ginnie Mae I Pool 5.5% 9/20/2052	10,134,468	10,215,846
Ginnie Mae I Pool 5.5% 9/20/2053	15,439,995	15,568,800
Ginnie Mae I Pool 6% 1/15/2038	65,900	68,152
Ginnie Mae I Pool 6% 1/15/2038	14,953	15,493
Ginnie Mae I Pool 6% 10/15/2039	27,136	28,198
Ginnie Mae I Pool 6% 11/15/2034	253,581	260,750
Ginnie Mae I Pool 6% 11/15/2039	77,443	80,526
Ginnie Mae I Pool 6% 11/15/2039	7,490	7,776
Ginnie Mae I Pool 6% 11/15/2039	19,112	19,821
Ginnie Mae I Pool 6% 11/15/2039	29,509	30,651
Ginnie Mae I Pool 6% 11/15/2039	11,921	12,366
Ginnie Mae I Pool 6% 11/15/2039	46,108	47,934
Ginnie Mae I Pool 6% 11/15/2039	16,393	16,914
Ginnie Mae I Pool 6% 11/15/2039	77,115	79,967
Ginnie Mae I Pool 6% 11/15/2039	7,782	8,074
Ginnie Mae I Pool 6% 11/20/2052	12,216,953	12,440,020
Ginnie Mae I Pool 6% 12/15/2040	71,684	74,299
Ginnie Mae I Pool 6% 12/20/2052	22,984,478	23,402,352
Ginnie Mae I Pool 6% 6/15/2036	497,176	512,968
Ginnie Mae I Pool 6% 8/15/2037	15,202	15,762
Ginnie Mae I Pool 6.5% 1/15/2039	209,293	217,833
Ginnie Mae I Pool 6.5% 1/15/2039	8,751	9,122
Ginnie Mae I Pool 6.5% 10/15/2038	529	551
Ginnie Mae I Pool 6.5% 11/15/2038	8,538	8,887
Ginnie Mae I Pool 6.5% 2/15/2038	46,626	48,476
Ginnie Mae I Pool 6.5% 6/20/2053	1,633,163	1,669,640
Ginnie Mae II Pool 1.5% 10/20/2043	304,903	249,982
Ginnie Mae II Pool 1.5% 12/20/2050	434,990	342,430
Ginnie Mae II Pool 1.5% 12/20/2051	1,364,441	1,072,402
Ginnie Mae II Pool 1.5% 2/20/2051	358,273	282,038
Ginnie Mae II Pool 1.5% 3/20/2051	632,916	498,241
Ginnie Mae II Pool 1.5% 3/20/2052	344,213	270,540
Ginnie Mae II Pool 1.5% 4/20/2044	24,142	19,492
Ginnie Mae II Pool 1.5% 4/20/2051	1,918,680	1,510,413
Ginnie Mae II Pool 1.5% 5/20/2051	3,678,292	2,895,606
Ginnie Mae II Pool 1.5% 7/20/2051	218,870	172,298
Ginnie Mae II Pool 1.5% 8/20/2051	367,518	289,316
Ginnie Mae II Pool 1.5% 9/20/2051	252,091	198,450
Ginnie Mae II Pool 2% 1/20/2051	35,444,693	29,118,549
Ginnie Mae II Pool 2% 10/20/2050	438,716	360,655
Ginnie Mae II Pool 2% 11/20/2051	91,802,916	75,453,863
Ginnie Mae II Pool 2% 12/20/2050	39,763,368	32,675,750
Ginnie Mae II Pool 2% 12/20/2051	13,895,577	11,420,933
Ginnie Mae II Pool 2% 2/20/2051	55,187,394	45,367,768
Ginnie Mae II Pool 2% 4/20/2051	203,414,159	167,188,416
Ginnie Mae II Pool 2% 6/20/2051	49,192,613	40,447,342
Ginnie Mae II Pool 2% 7/20/2051	191,870,507	157,760,517
Ginnie Mae II Pool 2% 9/20/2051	14,404,498	11,843,723
Ginnie Mae II Pool 2.5% 1/20/2045	77,566	68,056
Ginnie Mae II Pool 2.5% 1/20/2046	32,967	28,732
Ginnie Mae II Pool 2.5% 1/20/2047	972,903	844,759
Ginnie Mae II Pool 2.5% 1/20/2048	50,453	43,761
Ginnie Mae II Pool 2.5% 1/20/2051	18,936,703	16,259,059
Ginnie Mae II Pool 2.5% 1/20/2052	8,339,299	7,153,609
Ginnie Mae II Pool 2.5% 10/20/2042	79,524	70,544
Ginnie Mae II Pool 2.5% 10/20/2043	179,869	159,037
Ginnie Mae II Pool 2.5% 10/20/2050	46,033,803	39,596,565
Ginnie Mae II Pool 2.5% 10/20/2051	5,848,021	5,014,716
Ginnie Mae II Pool 2.5% 11/20/2045	17,961	15,699
Ginnie Mae II Pool 2.5% 11/20/2046	574,598	498,916
Ginnie Mae II Pool 2.5% 11/20/2050	1,496,859	1,287,542
Ginnie Mae II Pool 2.5% 11/20/2051	7,133,343	6,116,888
Ginnie Mae II Pool 2.5% 12/20/2042	33,232	29,476
Ginnie Mae II Pool 2.5% 12/20/2043	44,167	38,979
Ginnie Mae II Pool 2.5% 12/20/2045	41,276	35,952
Ginnie Mae II Pool 2.5% 12/20/2046	408,480	354,678
Ginnie Mae II Pool 2.5% 12/20/2047	241,527	209,488
Ginnie Mae II Pool 2.5% 12/20/2049	194,025	166,954
Ginnie Mae II Pool 2.5% 12/20/2050	25,751,085	22,101,842
Ginnie Mae II Pool 2.5% 12/20/2051	15,903,579	13,642,392
Ginnie Mae II Pool 2.5% 2/20/2044	65,748	57,749
Ginnie Mae II Pool 2.5% 2/20/2047	448,058	389,044
Ginnie Mae II Pool 2.5% 2/20/2050	17,112,828	14,725,166
Ginnie Mae II Pool 2.5% 2/20/2051	3,531,168	3,031,862
Ginnie Mae II Pool 2.5% 2/20/2052	7,171,709	6,152,028
Ginnie Mae II Pool 2.5% 3/1/2055 (f)	23,575,000	20,204,404
Ginnie Mae II Pool 2.5% 3/20/2044	53,256	47,015
Ginnie Mae II Pool 2.5% 3/20/2045	49,401	43,226
Ginnie Mae II Pool 2.5% 3/20/2046	94,265	82,631
Ginnie Mae II Pool 2.5% 3/20/2047	52,678	45,740
Ginnie Mae II Pool 2.5% 3/20/2050	14,421,009	12,404,416
Ginnie Mae II Pool 2.5% 3/20/2051	6,140,703	5,271,450
Ginnie Mae II Pool 2.5% 3/20/2052	16,900,101	14,491,946
Ginnie Mae II Pool 2.5% 4/20/2043	67,809	60,014
Ginnie Mae II Pool 2.5% 4/20/2045	146,463	128,087
Ginnie Mae II Pool 2.5% 4/20/2046	111,225	96,919
Ginnie Mae II Pool 2.5% 4/20/2048	153,628	133,250
Ginnie Mae II Pool 2.5% 4/20/2050	11,620,424	9,995,456
Ginnie Mae II Pool 2.5% 5/20/2043	56,569	50,001
Ginnie Mae II Pool 2.5% 5/20/2046	40,657	35,409
Ginnie Mae II Pool 2.5% 5/20/2050	62,427,003	53,697,386
Ginnie Mae II Pool 2.5% 5/20/2051	92,289,030	79,196,124
Ginnie Mae II Pool 2.5% 5/20/2052	2,938,918	2,521,519
Ginnie Mae II Pool 2.5% 6/20/2046	139,587	121,657
Ginnie Mae II Pool 2.5% 6/20/2049	128,788	112,095
Ginnie Mae II Pool 2.5% 6/20/2050	7,342,531	6,315,772
Ginnie Mae II Pool 2.5% 6/20/2051	80,052,587	68,670,630
Ginnie Mae II Pool 2.5% 7/20/2043	694,770	613,291
Ginnie Mae II Pool 2.5% 7/20/2046	278,947	243,213
Ginnie Mae II Pool 2.5% 7/20/2050	22,200,646	19,096,170
Ginnie Mae II Pool 2.5% 7/20/2051	108,775,224	93,275,461
Ginnie Mae II Pool 2.5% 8/20/2050	11,802,538	10,141,039
Ginnie Mae II Pool 2.5% 8/20/2051	26,255,887	22,514,594
Ginnie Mae II Pool 2.5% 9/20/2043	144,868	127,893
Ginnie Mae II Pool 2.5% 9/20/2046	418,953	364,195
Ginnie Mae II Pool 2.5% 9/20/2049	3,943,620	3,405,712
Ginnie Mae II Pool 2.5% 9/20/2050	51,094,098	43,949,243
Ginnie Mae II Pool 2.5% 9/20/2051	10,373,539	8,895,377
Ginnie Mae II Pool 3% 1/20/2043	89,640	81,851
Ginnie Mae II Pool 3% 1/20/2044	426,766	388,955
Ginnie Mae II Pool 3% 1/20/2045	729,769	660,944
Ginnie Mae II Pool 3% 1/20/2047	5,954,082	5,378,618
Ginnie Mae II Pool 3% 1/20/2048	3,585,811	3,231,397
Ginnie Mae II Pool 3% 1/20/2050	41,154,849	36,855,703
Ginnie Mae II Pool 3% 1/20/2051	480,988	430,292
Ginnie Mae II Pool 3% 10/20/2042	4,346	3,971
Ginnie Mae II Pool 3% 10/20/2043	99,838	90,934
Ginnie Mae II Pool 3% 10/20/2045	677,685	614,093
Ginnie Mae II Pool 3% 10/20/2046	2,213,397	1,999,472
Ginnie Mae II Pool 3% 10/20/2047	2,609,864	2,351,911
Ginnie Mae II Pool 3% 10/20/2049	4,149,227	3,718,381
Ginnie Mae II Pool 3% 10/20/2050	61,678	55,177
Ginnie Mae II Pool 3% 11/20/2045	59,650	54,052
Ginnie Mae II Pool 3% 11/20/2046	20,525,247	18,541,478
Ginnie Mae II Pool 3% 11/20/2047	1,910,862	1,721,997
Ginnie Mae II Pool 3% 11/20/2048	97,729	88,161
Ginnie Mae II Pool 3% 12/20/2044	232,425	210,670
Ginnie Mae II Pool 3% 12/20/2045	4,043,150	3,663,750
Ginnie Mae II Pool 3% 12/20/2046	1,056,075	954,005
Ginnie Mae II Pool 3% 12/20/2047	7,487,828	6,747,748
Ginnie Mae II Pool 3% 12/20/2049	10,542,275	9,441,000
Ginnie Mae II Pool 3% 12/20/2054	321,445	286,108
Ginnie Mae II Pool 3% 2/20/2044	654,021	595,534
Ginnie Mae II Pool 3% 2/20/2045	5,423,242	4,911,826
Ginnie Mae II Pool 3% 2/20/2046	23,811,251	21,547,094
Ginnie Mae II Pool 3% 2/20/2047	5,389,177	4,868,312
Ginnie Mae II Pool 3% 2/20/2048	792,666	713,330
Ginnie Mae II Pool 3% 2/20/2049	114,618	103,397
Ginnie Mae II Pool 3% 2/20/2050	14,998,119	13,431,375
Ginnie Mae II Pool 3% 2/20/2051	27,176,658	24,312,233
Ginnie Mae II Pool 3% 3/1/2055 (f)	8,400,000	7,477,021
Ginnie Mae II Pool 3% 3/20/2043	447,410	408,411
Ginnie Mae II Pool 3% 3/20/2045	81,026	73,370
Ginnie Mae II Pool 3% 3/20/2046	72,185	65,321
Ginnie Mae II Pool 3% 3/20/2047	277,495	250,675
Ginnie Mae II Pool 3% 3/20/2048	880,736	792,585
Ginnie Mae II Pool 3% 3/20/2050	17,752,977	15,892,905
Ginnie Mae II Pool 3% 3/20/2051	4,703,158	4,200,462
Ginnie Mae II Pool 3% 3/20/2052	142,635	127,166
Ginnie Mae II Pool 3% 4/1/2055 (f)	3,700,000	3,292,727
Ginnie Mae II Pool 3% 4/20/2043	2,645,778	2,413,652
Ginnie Mae II Pool 3% 4/20/2046	18,567	16,802
Ginnie Mae II Pool 3% 4/20/2047	1,560,885	1,410,025
Ginnie Mae II Pool 3% 4/20/2048	723,052	651,587
Ginnie Mae II Pool 3% 4/20/2049	960,383	865,461
Ginnie Mae II Pool 3% 4/20/2050	8,387,585	7,508,774
Ginnie Mae II Pool 3% 4/20/2051	7,076,660	6,326,909
Ginnie Mae II Pool 3% 4/20/2052	1,830,521	1,630,862
Ginnie Mae II Pool 3% 5/20/2045	2,291,482	2,076,455
Ginnie Mae II Pool 3% 5/20/2046	52,622	47,618
Ginnie Mae II Pool 3% 5/20/2047	876,948	792,191
Ginnie Mae II Pool 3% 5/20/2048	110,503	99,581
Ginnie Mae II Pool 3% 5/20/2050	1,961,803	1,756,254
Ginnie Mae II Pool 3% 5/20/2051	8,695,479	7,749,763
Ginnie Mae II Pool 3% 5/20/2052	61,531,574	54,820,196
Ginnie Mae II Pool 3% 6/20/2045	3,250,938	2,945,878
Ginnie Mae II Pool 3% 6/20/2046	2,470,692	2,235,760
Ginnie Mae II Pool 3% 6/20/2050	21,950,648	19,650,764
Ginnie Mae II Pool 3% 6/20/2051	22,608,516	20,142,558
Ginnie Mae II Pool 3% 6/20/2052	30,678,357	27,322,618
Ginnie Mae II Pool 3% 7/20/2042	1,501,737	1,372,690
Ginnie Mae II Pool 3% 7/20/2043	26,221	23,893
Ginnie Mae II Pool 3% 7/20/2044	542,916	493,184
Ginnie Mae II Pool 3% 7/20/2045	3,092,063	2,801,911
Ginnie Mae II Pool 3% 7/20/2046	10,670,612	9,655,968
Ginnie Mae II Pool 3% 7/20/2047	47,224	42,601
Ginnie Mae II Pool 3% 7/20/2049	9,014,704	8,078,638
Ginnie Mae II Pool 3% 7/20/2050	5,491,824	4,916,417
Ginnie Mae II Pool 3% 7/20/2051	388,567	346,185
Ginnie Mae II Pool 3% 8/20/2042	18,160,161	16,601,182
Ginnie Mae II Pool 3% 8/20/2043	159,830	145,639
Ginnie Mae II Pool 3% 8/20/2044	317,421	288,816
Ginnie Mae II Pool 3% 8/20/2045	700,588	634,846
Ginnie Mae II Pool 3% 8/20/2046	26,055,145	23,577,621
Ginnie Mae II Pool 3% 8/20/2047	815,724	735,864
Ginnie Mae II Pool 3% 8/20/2049	177,679	159,229
Ginnie Mae II Pool 3% 8/20/2050	732,944	655,691
Ginnie Mae II Pool 3% 9/20/2043	3,141,114	2,860,244
Ginnie Mae II Pool 3% 9/20/2045	98,765	89,497
Ginnie Mae II Pool 3% 9/20/2046	6,426,041	5,815,004
Ginnie Mae II Pool 3% 9/20/2047	5,390,939	4,858,111
Ginnie Mae II Pool 3% 9/20/2048	29,826	26,878
Ginnie Mae II Pool 3% 9/20/2049	4,651,497	4,168,496
Ginnie Mae II Pool 3.5% 1/20/2043	13,009	12,197
Ginnie Mae II Pool 3.5% 1/20/2045	2,980,992	2,779,510
Ginnie Mae II Pool 3.5% 1/20/2046	3,440,081	3,207,446
Ginnie Mae II Pool 3.5% 1/20/2048	6,921,012	6,433,514
Ginnie Mae II Pool 3.5% 1/20/2050	24,750,957	22,914,751
Ginnie Mae II Pool 3.5% 1/20/2051	187,076	172,964
Ginnie Mae II Pool 3.5% 1/20/2055	7,911,491	7,260,278
Ginnie Mae II Pool 3.5% 10/20/2045	3,010,485	2,806,902
Ginnie Mae II Pool 3.5% 10/20/2046	1,381,850	1,288,403
Ginnie Mae II Pool 3.5% 10/20/2047	1,791,450	1,665,265
Ginnie Mae II Pool 3.5% 10/20/2048	2,403,550	2,230,495
Ginnie Mae II Pool 3.5% 11/20/2042	7,096,505	6,654,909
Ginnie Mae II Pool 3.5% 11/20/2045	2,350,544	2,191,589
Ginnie Mae II Pool 3.5% 11/20/2046	102,038	95,138
Ginnie Mae II Pool 3.5% 11/20/2047	6,249,996	5,809,763
Ginnie Mae II Pool 3.5% 12/20/2041	2,411,577	2,267,102
Ginnie Mae II Pool 3.5% 12/20/2042	3,518,945	3,299,941
Ginnie Mae II Pool 3.5% 12/20/2043	282,850	264,463
Ginnie Mae II Pool 3.5% 12/20/2044	35,377	32,992
Ginnie Mae II Pool 3.5% 12/20/2045	878,554	819,142
Ginnie Mae II Pool 3.5% 12/20/2047	1,299,423	1,207,895
Ginnie Mae II Pool 3.5% 12/20/2048	101,972	94,694
Ginnie Mae II Pool 3.5% 12/20/2049	10,053,430	9,307,593
Ginnie Mae II Pool 3.5% 12/20/2050	315,406	291,612
Ginnie Mae II Pool 3.5% 12/20/2054	5,211,711	4,782,723
Ginnie Mae II Pool 3.5% 2/20/2043	4,412,867	4,136,491
Ginnie Mae II Pool 3.5% 2/20/2044	273,505	255,671
Ginnie Mae II Pool 3.5% 2/20/2045	1,911,101	1,781,950
Ginnie Mae II Pool 3.5% 2/20/2046	15,973,953	14,893,718
Ginnie Mae II Pool 3.5% 2/20/2048	50,555	46,946
Ginnie Mae II Pool 3.5% 2/20/2049	52,014	48,302
Ginnie Mae II Pool 3.5% 2/20/2050	115,992	107,387
Ginnie Mae II Pool 3.5% 2/20/2051	7,048,247	6,525,356
Ginnie Mae II Pool 3.5% 3/20/2043	3,643,152	3,414,334
Ginnie Mae II Pool 3.5% 3/20/2046	4,218,413	3,933,143
Ginnie Mae II Pool 3.5% 3/20/2048	379,317	352,244
Ginnie Mae II Pool 3.5% 3/20/2049	22,129,635	20,529,390
Ginnie Mae II Pool 3.5% 3/20/2050	11,690,954	10,823,634
Ginnie Mae II Pool 3.5% 4/20/2042	2,355,066	2,212,182
Ginnie Mae II Pool 3.5% 4/20/2043	6,748,095	6,323,060
Ginnie Mae II Pool 3.5% 4/20/2045	2,040,973	1,902,953
Ginnie Mae II Pool 3.5% 4/20/2046	13,844,283	12,908,066
Ginnie Mae II Pool 3.5% 4/20/2047	317,985	296,084
Ginnie Mae II Pool 3.5% 4/20/2049	4,514,298	4,187,859
Ginnie Mae II Pool 3.5% 4/20/2050	1,233,265	1,141,772
Ginnie Mae II Pool 3.5% 5/20/2042	6,841,906	6,425,478
Ginnie Mae II Pool 3.5% 5/20/2043	5,647,430	5,267,294
Ginnie Mae II Pool 3.5% 5/20/2045	487,872	454,880
Ginnie Mae II Pool 3.5% 5/20/2046	3,035,567	2,830,288
Ginnie Mae II Pool 3.5% 5/20/2047	24,880,606	23,166,960
Ginnie Mae II Pool 3.5% 5/20/2048	4,029,650	3,745,812
Ginnie Mae II Pool 3.5% 5/20/2050	820,227	759,377
Ginnie Mae II Pool 3.5% 5/20/2051	5,378,369	4,968,017
Ginnie Mae II Pool 3.5% 6/20/2043	275,633	258,166
Ginnie Mae II Pool 3.5% 6/20/2045	2,678,685	2,497,539
Ginnie Mae II Pool 3.5% 6/20/2046	7,756,422	7,231,895
Ginnie Mae II Pool 3.5% 6/20/2047	1,910,906	1,779,292
Ginnie Mae II Pool 3.5% 6/20/2051	481,613	444,868
Ginnie Mae II Pool 3.5% 6/20/2052	41,147,320	37,879,330
Ginnie Mae II Pool 3.5% 7/20/2042	2,514,041	2,359,566
Ginnie Mae II Pool 3.5% 7/20/2043	1,598,093	1,495,687
Ginnie Mae II Pool 3.5% 7/20/2045	6,738,232	6,282,560
Ginnie Mae II Pool 3.5% 7/20/2046	4,997,899	4,659,917
Ginnie Mae II Pool 3.5% 7/20/2047	5,431,342	5,053,865
Ginnie Mae II Pool 3.5% 8/20/2042	865,126	811,802
Ginnie Mae II Pool 3.5% 8/20/2043	341,179	319,356
Ginnie Mae II Pool 3.5% 8/20/2045	4,162,041	3,880,584
Ginnie Mae II Pool 3.5% 8/20/2046	2,746,706	2,560,961
Ginnie Mae II Pool 3.5% 8/20/2047	8,906,655	8,287,644
Ginnie Mae II Pool 3.5% 8/20/2048	3,536,833	3,284,393
Ginnie Mae II Pool 3.5% 8/20/2049	641,403	594,621
Ginnie Mae II Pool 3.5% 8/20/2050	235,793	218,300
Ginnie Mae II Pool 3.5% 9/20/2043	7,856,045	7,351,569
Ginnie Mae II Pool 3.5% 9/20/2045	233,755	217,947
Ginnie Mae II Pool 3.5% 9/20/2046	1,894,084	1,765,997
Ginnie Mae II Pool 3.5% 9/20/2047	686,387	638,040
Ginnie Mae II Pool 3.5% 9/20/2048	636,908	591,449
Ginnie Mae II Pool 4% 1/20/2041	2,304,325	2,224,736
Ginnie Mae II Pool 4% 1/20/2043	3,040	2,929
Ginnie Mae II Pool 4% 1/20/2046	901,187	865,429
Ginnie Mae II Pool 4% 1/20/2047	6,176,486	5,921,762
Ginnie Mae II Pool 4% 1/20/2048	1,263,984	1,210,672
Ginnie Mae II Pool 4% 1/20/2050	3,031,998	2,892,744
Ginnie Mae II Pool 4% 1/20/2051	1,373,673	1,308,007
Ginnie Mae II Pool 4% 1/20/2055	9,807,603	9,247,587
Ginnie Mae II Pool 4% 10/20/2025	1,544	1,538
Ginnie Mae II Pool 4% 10/20/2040	1,368,418	1,321,382
Ginnie Mae II Pool 4% 10/20/2044	756,017	726,186
Ginnie Mae II Pool 4% 10/20/2045	2,064,329	1,982,420
Ginnie Mae II Pool 4% 10/20/2047	409,106	391,851
Ginnie Mae II Pool 4% 10/20/2048	7,844,647	7,501,516
Ginnie Mae II Pool 4% 10/20/2049	9,010,593	8,596,752
Ginnie Mae II Pool 4% 11/20/2039	90,442	87,407
Ginnie Mae II Pool 4% 11/20/2040	1,831,742	1,768,625
Ginnie Mae II Pool 4% 11/20/2044	1,574,741	1,512,450
Ginnie Mae II Pool 4% 11/20/2045	878,343	843,492
Ginnie Mae II Pool 4% 11/20/2047	875,791	838,851
Ginnie Mae II Pool 4% 11/20/2049	808,843	770,936
Ginnie Mae II Pool 4% 12/20/2041	533,568	514,542
Ginnie Mae II Pool 4% 12/20/2044	46,112	44,288
Ginnie Mae II Pool 4% 12/20/2045	1,727,261	1,658,726
Ginnie Mae II Pool 4% 12/20/2047	3,692,044	3,536,320
Ginnie Mae II Pool 4% 12/20/2050	834,917	795,005
Ginnie Mae II Pool 4% 2/20/2041	251,707	242,985
Ginnie Mae II Pool 4% 2/20/2043	2,837	2,733
Ginnie Mae II Pool 4% 2/20/2044	78,466	75,425
Ginnie Mae II Pool 4% 2/20/2046	1,669,342	1,603,105
Ginnie Mae II Pool 4% 2/20/2048	109,138	104,535
Ginnie Mae II Pool 4% 2/20/2050	3,092,998	2,950,942
Ginnie Mae II Pool 4% 3/1/2055 (f)	3,675,000	3,464,206
Ginnie Mae II Pool 4% 3/20/2045	5,391,946	5,179,174
Ginnie Mae II Pool 4% 3/20/2046	1,563,425	1,501,391
Ginnie Mae II Pool 4% 3/20/2048	58,700	56,224
Ginnie Mae II Pool 4% 3/20/2050	8,630,485	8,226,010
Ginnie Mae II Pool 4% 3/20/2051	121,933	115,695
Ginnie Mae II Pool 4% 4/20/2044	23,867	22,942
Ginnie Mae II Pool 4% 4/20/2045	4,129,637	3,965,442
Ginnie Mae II Pool 4% 4/20/2046	2,267,980	2,176,573
Ginnie Mae II Pool 4% 4/20/2047	6,660,376	6,385,697
Ginnie Mae II Pool 4% 4/20/2048	2,973,766	2,845,550
Ginnie Mae II Pool 4% 4/20/2049	314,160	299,731
Ginnie Mae II Pool 4% 4/20/2050	215,045	204,765
Ginnie Mae II Pool 4% 5/20/2044	11,025	10,597
Ginnie Mae II Pool 4% 5/20/2047	6,275,974	6,015,187
Ginnie Mae II Pool 4% 5/20/2048	4,168,451	3,988,725
Ginnie Mae II Pool 4% 5/20/2049	1,773,521	1,692,066
Ginnie Mae II Pool 4% 5/20/2050	2,258,044	2,154,336
Ginnie Mae II Pool 4% 6/20/2045	57,797	55,522
Ginnie Mae II Pool 4% 6/20/2047	356,919	342,088
Ginnie Mae II Pool 4% 6/20/2048	5,263,002	5,036,084
Ginnie Mae II Pool 4% 6/20/2049	321,971	307,184
Ginnie Mae II Pool 4% 6/20/2052	14,394,227	13,639,786
Ginnie Mae II Pool 4% 7/20/2042	8,340	8,036
Ginnie Mae II Pool 4% 7/20/2043	949,081	914,127
Ginnie Mae II Pool 4% 7/20/2044	42,877	41,198
Ginnie Mae II Pool 4% 7/20/2045	2,841,627	2,729,764
Ginnie Mae II Pool 4% 7/20/2046	2,635	2,529
Ginnie Mae II Pool 4% 7/20/2047	7,066,255	6,772,629
Ginnie Mae II Pool 4% 7/20/2048	2,930,270	2,802,098
Ginnie Mae II Pool 4% 7/20/2050	60,639	57,892
Ginnie Mae II Pool 4% 8/20/2040	105,221	101,621
Ginnie Mae II Pool 4% 8/20/2041	1,793,888	1,730,363
Ginnie Mae II Pool 4% 8/20/2044	101,806	97,819
Ginnie Mae II Pool 4% 8/20/2045	415,731	399,235
Ginnie Mae II Pool 4% 8/20/2047	196,270	188,114
Ginnie Mae II Pool 4% 9/20/2039	3,115	3,012
Ginnie Mae II Pool 4% 9/20/2040	119,402	115,293
Ginnie Mae II Pool 4% 9/20/2041	5,762,600	5,558,036
Ginnie Mae II Pool 4% 9/20/2044	667,048	640,859
Ginnie Mae II Pool 4% 9/20/2045	1,004,206	964,361
Ginnie Mae II Pool 4% 9/20/2046	401,494	385,313
Ginnie Mae II Pool 4% 9/20/2048	1,911,396	1,827,790
Ginnie Mae II Pool 4% 9/20/2049	5,841,562	5,567,792
Ginnie Mae II Pool 4.5% 1/20/2035	2,406	2,376
Ginnie Mae II Pool 4.5% 1/20/2041	322,588	317,435
Ginnie Mae II Pool 4.5% 1/20/2042	62,585	61,566
Ginnie Mae II Pool 4.5% 1/20/2045	155,560	153,566
Ginnie Mae II Pool 4.5% 1/20/2046	404,614	399,427
Ginnie Mae II Pool 4.5% 1/20/2047	1,739,869	1,715,934
Ginnie Mae II Pool 4.5% 1/20/2050	629,616	616,823
Ginnie Mae II Pool 4.5% 1/20/2051	103,072	101,236
Ginnie Mae II Pool 4.5% 1/20/2055	23,731,473	22,926,663
Ginnie Mae II Pool 4.5% 10/20/2040	28,235	27,788
Ginnie Mae II Pool 4.5% 10/20/2044	8,177	8,073
Ginnie Mae II Pool 4.5% 10/20/2046	28,060	27,565
Ginnie Mae II Pool 4.5% 10/20/2047	1,284,658	1,263,372
Ginnie Mae II Pool 4.5% 10/20/2048	2,361,200	2,314,697
Ginnie Mae II Pool 4.5% 10/20/2049	1,135,935	1,114,984
Ginnie Mae II Pool 4.5% 11/20/2033	21,208	20,979
Ginnie Mae II Pool 4.5% 11/20/2039	3,873	3,814
Ginnie Mae II Pool 4.5% 11/20/2040	1,019,262	1,003,028
Ginnie Mae II Pool 4.5% 11/20/2044	161,075	159,010
Ginnie Mae II Pool 4.5% 11/20/2046	56,404	55,388
Ginnie Mae II Pool 4.5% 11/20/2048	2,069,379	2,028,624
Ginnie Mae II Pool 4.5% 11/20/2054	22,085,641	21,336,646
Ginnie Mae II Pool 4.5% 12/20/2034	360	356
Ginnie Mae II Pool 4.5% 12/20/2040	24,095	23,710
Ginnie Mae II Pool 4.5% 12/20/2049	53,620	52,530
Ginnie Mae II Pool 4.5% 12/20/2050	759,074	743,650
Ginnie Mae II Pool 4.5% 2/20/2041	417,327	410,641
Ginnie Mae II Pool 4.5% 2/20/2046	965,579	953,201
Ginnie Mae II Pool 4.5% 2/20/2050	1,315,967	1,289,228
Ginnie Mae II Pool 4.5% 2/20/2055	12,075,000	11,665,498
Ginnie Mae II Pool 4.5% 3/20/2033	3,639	3,601
Ginnie Mae II Pool 4.5% 3/20/2034	23,477	23,217
Ginnie Mae II Pool 4.5% 3/20/2041	953,770	938,485
Ginnie Mae II Pool 4.5% 3/20/2045	428,167	420,611
Ginnie Mae II Pool 4.5% 3/20/2046	84,770	83,683
Ginnie Mae II Pool 4.5% 3/20/2047	2,213,589	2,181,061
Ginnie Mae II Pool 4.5% 3/20/2050	1,818,907	1,781,948
Ginnie Mae II Pool 4.5% 4/20/2041	91,586	90,113
Ginnie Mae II Pool 4.5% 4/20/2045	547,204	537,546
Ginnie Mae II Pool 4.5% 4/20/2046	201,644	199,059
Ginnie Mae II Pool 4.5% 4/20/2047	1,032,215	1,015,757
Ginnie Mae II Pool 4.5% 4/20/2050	1,257,808	1,231,464
Ginnie Mae II Pool 4.5% 5/20/2034	28,186	27,885
Ginnie Mae II Pool 4.5% 5/20/2040	443,093	436,178
Ginnie Mae II Pool 4.5% 5/20/2041	9,040,603	8,894,812
Ginnie Mae II Pool 4.5% 5/20/2044	82,163	81,110
Ginnie Mae II Pool 4.5% 5/20/2045	287,898	284,207
Ginnie Mae II Pool 4.5% 5/20/2046	145,519	143,654
Ginnie Mae II Pool 4.5% 5/20/2049	2,194,278	2,149,691
Ginnie Mae II Pool 4.5% 5/20/2051	2,616,990	2,555,636
Ginnie Mae II Pool 4.5% 6/20/2033	800	792
Ginnie Mae II Pool 4.5% 6/20/2035	3,512	3,468
Ginnie Mae II Pool 4.5% 6/20/2040	6,985	6,875
Ginnie Mae II Pool 4.5% 6/20/2045	1,897,543	1,873,217
Ginnie Mae II Pool 4.5% 6/20/2046	683,793	675,028
Ginnie Mae II Pool 4.5% 7/20/2033	2,786	2,757
Ginnie Mae II Pool 4.5% 7/20/2034	2,224	2,198
Ginnie Mae II Pool 4.5% 7/20/2040	7,647	7,526
Ginnie Mae II Pool 4.5% 7/20/2041	20,170	19,842
Ginnie Mae II Pool 4.5% 7/20/2042	50,140	49,324
Ginnie Mae II Pool 4.5% 7/20/2045	62,974	62,167
Ginnie Mae II Pool 4.5% 7/20/2046	393,040	388,001
Ginnie Mae II Pool 4.5% 7/20/2049	308,344	302,078
Ginnie Mae II Pool 4.5% 7/20/2053	12,486,924	12,083,940
Ginnie Mae II Pool 4.5% 8/20/2035	2,021	1,995
Ginnie Mae II Pool 4.5% 8/20/2041	144,637	142,279
Ginnie Mae II Pool 4.5% 8/20/2046	1,073,231	1,059,473
Ginnie Mae II Pool 4.5% 8/20/2048	16,203,165	15,904,308
Ginnie Mae II Pool 4.5% 9/20/2033	2,816	2,786
Ginnie Mae II Pool 4.5% 9/20/2040	12,451	12,254
Ginnie Mae II Pool 4.5% 9/20/2041	2,344	2,306
Ginnie Mae II Pool 4.5% 9/20/2042	57,392	56,448
Ginnie Mae II Pool 4.5% 9/20/2046	584,663	574,699
Ginnie Mae II Pool 4.5% 9/20/2047	1,599,931	1,572,421
Ginnie Mae II Pool 4.5% 9/20/2049	617,114	604,960
Ginnie Mae II Pool 4.5% 9/20/2053	243,425	235,493
Ginnie Mae II Pool 5% 1/20/2039	29,695	30,003
Ginnie Mae II Pool 5% 1/20/2046	35,113	35,505
Ginnie Mae II Pool 5% 1/20/2047	361,776	365,632
Ginnie Mae II Pool 5% 1/20/2049	452,560	453,648
Ginnie Mae II Pool 5% 1/20/2051	29,147	29,426
Ginnie Mae II Pool 5% 1/20/2054	3,423,729	3,384,889
Ginnie Mae II Pool 5% 1/20/2055	92,924,104	91,775,572
Ginnie Mae II Pool 5% 10/20/2039	680,417	687,614
Ginnie Mae II Pool 5% 10/20/2046	73,595	74,389
Ginnie Mae II Pool 5% 10/20/2047	117,945	119,371
Ginnie Mae II Pool 5% 10/20/2048	40,872	40,983
Ginnie Mae II Pool 5% 11/20/2039	1,321	1,335
Ginnie Mae II Pool 5% 11/20/2043	14,074	14,232
Ginnie Mae II Pool 5% 11/20/2044	279,061	282,186
Ginnie Mae II Pool 5% 11/20/2045	25,236	25,518
Ginnie Mae II Pool 5% 11/20/2047	407,677	412,607
Ginnie Mae II Pool 5% 11/20/2048	712,731	714,668
Ginnie Mae II Pool 5% 11/20/2053	21,084,861	20,872,024
Ginnie Mae II Pool 5% 11/20/2054	1,029,109	1,016,389
Ginnie Mae II Pool 5% 12/20/2044	116,317	117,607
Ginnie Mae II Pool 5% 12/20/2046	32,485	32,838
Ginnie Mae II Pool 5% 12/20/2047	439,298	444,199
Ginnie Mae II Pool 5% 12/20/2050	28,760	29,036
Ginnie Mae II Pool 5% 12/20/2053	8,994,537	8,892,500
Ginnie Mae II Pool 5% 12/20/2054	13,769,889	13,599,695
Ginnie Mae II Pool 5% 2/20/2040	2,102	2,125
Ginnie Mae II Pool 5% 2/20/2045	209,747	212,084
Ginnie Mae II Pool 5% 2/20/2048	94,143	94,987
Ginnie Mae II Pool 5% 2/20/2049	479,919	481,074
Ginnie Mae II Pool 5% 2/20/2051	24,069	24,360
Ginnie Mae II Pool 5% 2/20/2054	753,815	745,735
Ginnie Mae II Pool 5% 2/20/2055	20,500,000	20,246,622
Ginnie Mae II Pool 5% 3/20/2040	4,191	4,236
Ginnie Mae II Pool 5% 3/20/2042	36,305	36,691
Ginnie Mae II Pool 5% 3/20/2044	264,598	267,495
Ginnie Mae II Pool 5% 3/20/2046	137,626	139,166
Ginnie Mae II Pool 5% 3/20/2048	922,494	931,344
Ginnie Mae II Pool 5% 3/20/2049	340,705	341,524
Ginnie Mae II Pool 5% 4/20/2040	62,365	63,032
Ginnie Mae II Pool 5% 4/20/2044	209,320	211,653
Ginnie Mae II Pool 5% 4/20/2045	4,580	4,631
Ginnie Mae II Pool 5% 4/20/2046	74,222	75,039
Ginnie Mae II Pool 5% 4/20/2047	292,293	295,660
Ginnie Mae II Pool 5% 4/20/2048	1,289,147	1,299,097
Ginnie Mae II Pool 5% 4/20/2049	169,310	169,717
Ginnie Mae II Pool 5% 5/20/2044	510,221	515,773
Ginnie Mae II Pool 5% 5/20/2046	110,711	111,948
Ginnie Mae II Pool 5% 5/20/2047	152,517	154,361
Ginnie Mae II Pool 5% 5/20/2048	250,854	252,320
Ginnie Mae II Pool 5% 5/20/2051	40,724	40,443
Ginnie Mae II Pool 5% 6/20/2040	229,998	232,475
Ginnie Mae II Pool 5% 6/20/2043	28,528	28,831
Ginnie Mae II Pool 5% 6/20/2044	18,889	19,093
Ginnie Mae II Pool 5% 6/20/2045	104,759	105,938
Ginnie Mae II Pool 5% 6/20/2046	58,249	58,894
Ginnie Mae II Pool 5% 6/20/2048	1,317,500	1,322,317
Ginnie Mae II Pool 5% 6/20/2051	28,851	28,643
Ginnie Mae II Pool 5% 7/20/2040	120,941	122,244
Ginnie Mae II Pool 5% 7/20/2045	126,130	127,558
Ginnie Mae II Pool 5% 7/20/2046	40,473	40,921
Ginnie Mae II Pool 5% 7/20/2047	26,660	26,983
Ginnie Mae II Pool 5% 7/20/2048	2,499,772	2,506,567
Ginnie Mae II Pool 5% 7/20/2053	41,050,354	40,635,979
Ginnie Mae II Pool 5% 8/20/2040	187,849	189,881
Ginnie Mae II Pool 5% 8/20/2044	23,685	23,946
Ginnie Mae II Pool 5% 8/20/2046	295,380	298,648
Ginnie Mae II Pool 5% 8/20/2047	48,221	48,804
Ginnie Mae II Pool 5% 9/20/2040	11,833	11,961
Ginnie Mae II Pool 5% 9/20/2045	99,207	100,332
Ginnie Mae II Pool 5% 9/20/2048	1,386,074	1,389,841
Ginnie Mae II Pool 5.5% 1/20/2033	190,841	194,685
Ginnie Mae II Pool 5.5% 1/20/2049	22,486	23,011
Ginnie Mae II Pool 5.5% 1/20/2055	23,374,992	23,460,423
Ginnie Mae II Pool 5.5% 10/20/2032	146	149
Ginnie Mae II Pool 5.5% 10/20/2043	27,716	28,456
Ginnie Mae II Pool 5.5% 10/20/2053	10,085,651	10,150,878
Ginnie Mae II Pool 5.5% 11/20/2033	19,961	20,398
Ginnie Mae II Pool 5.5% 11/20/2046	153,565	157,833
Ginnie Mae II Pool 5.5% 12/20/2032	26,265	26,800
Ginnie Mae II Pool 5.5% 12/20/2043	47,964	49,183
Ginnie Mae II Pool 5.5% 12/20/2048	131,579	135,143
Ginnie Mae II Pool 5.5% 2/20/2033	103,312	105,415
Ginnie Mae II Pool 5.5% 2/20/2054	15,470,076	15,526,616
Ginnie Mae II Pool 5.5% 2/20/2055	3,000,000	3,010,964
Ginnie Mae II Pool 5.5% 3/1/2055 (f)	54,250,000	54,401,775
Ginnie Mae II Pool 5.5% 3/20/2041	19,904	20,478
Ginnie Mae II Pool 5.5% 3/20/2045	59,832	61,509
Ginnie Mae II Pool 5.5% 3/20/2054	1,042,822	1,046,633
Ginnie Mae II Pool 5.5% 4/1/2055 (f)	38,125,000	38,194,433
Ginnie Mae II Pool 5.5% 4/20/2033	2,039	2,082
Ginnie Mae II Pool 5.5% 4/20/2037	964	990
Ginnie Mae II Pool 5.5% 4/20/2045	266,853	274,209
Ginnie Mae II Pool 5.5% 4/20/2048	73,986	76,323
Ginnie Mae II Pool 5.5% 5/20/2044	63,954	65,655
Ginnie Mae II Pool 5.5% 5/20/2046	88,987	91,414
Ginnie Mae II Pool 5.5% 5/20/2049	41,745	42,928
Ginnie Mae II Pool 5.5% 5/20/2054	970,434	973,981
Ginnie Mae II Pool 5.5% 6/20/2033	22,542	23,024
Ginnie Mae II Pool 5.5% 6/20/2045	116,177	119,474
Ginnie Mae II Pool 5.5% 6/20/2049	64,914	66,673
Ginnie Mae II Pool 5.5% 6/20/2054	979,127	982,706
Ginnie Mae II Pool 5.5% 7/20/2038	135,334	139,088
Ginnie Mae II Pool 5.5% 7/20/2048	275,197	283,770
Ginnie Mae II Pool 5.5% 7/20/2053	518,760	522,115
Ginnie Mae II Pool 5.5% 7/20/2054	11,598,849	11,648,490
Ginnie Mae II Pool 5.5% 8/20/2038	2,063	2,120
Ginnie Mae II Pool 5.5% 8/20/2044	83,519	85,889
Ginnie Mae II Pool 5.5% 8/20/2048	16,479	16,977
Ginnie Mae II Pool 5.5% 8/20/2053	34,898,492	35,124,191
Ginnie Mae II Pool 5.5% 8/20/2054	74,982,423	75,256,469
Ginnie Mae II Pool 5.5% 9/20/2048	269,839	277,993
Ginnie Mae II Pool 5.5% 9/20/2053	600,250	604,132
Ginnie Mae II Pool 6% 1/20/2037	14,788	15,359
Ginnie Mae II Pool 6% 1/20/2055	43,699,485	44,367,650
Ginnie Mae II Pool 6% 10/20/2035	61,516	63,728
Ginnie Mae II Pool 6% 10/20/2037	105,690	109,934
Ginnie Mae II Pool 6% 11/20/2037	381,046	396,402
Ginnie Mae II Pool 6% 12/20/2036	47,609	49,440
Ginnie Mae II Pool 6% 12/20/2037	125,186	130,269
Ginnie Mae II Pool 6% 12/20/2054	87,162,421	88,522,372
Ginnie Mae II Pool 6% 3/1/2055 (f)	61,675,000	62,512,207
Ginnie Mae II Pool 6% 4/1/2055 (f)	40,450,000	40,954,848
Ginnie Mae II Pool 6% 4/20/2037	25,145	26,125
Ginnie Mae II Pool 6% 5/20/2034	32,423	33,476
Ginnie Mae II Pool 6% 7/20/2036	74,516	77,305
Ginnie Mae II Pool 6% 8/20/2053	146,286	149,185
Ginnie Mae II Pool 6% 9/20/2037	106,781	111,070
Ginnie Mae II Pool 6% 9/20/2038	17,126	17,841
Ginnie Mae II Pool 6.5% 3/1/2055 (f)	98,400,000	100,353,791
Ginnie Mae II Pool 6.5% 3/20/2038	115,832	121,509
Ginnie Mae II Pool 6.5% 7/20/2053	17,859,368	18,258,260
Ginnie Mae II Pool 6.5% 8/20/2036	45,802	47,894
Uniform Mortgage Backed Securities 1.5% 3/1/2040 (f)	4,250,000	3,730,563
Uniform Mortgage Backed Securities 2% 3/1/2055 (f)	59,975,000	47,965,942
Uniform Mortgage Backed Securities 2% 4/1/2055 (f)	50,250,000	40,215,703
Uniform Mortgage Backed Securities 2.5% 3/1/2040 (f)	5,250,000	4,858,506
Uniform Mortgage Backed Securities 3% 3/1/2055 (f)	31,400,000	27,368,290
Uniform Mortgage Backed Securities 4% 3/1/2055 (f)	10,750,000	10,079,804
Uniform Mortgage Backed Securities 4.5% 4/1/2055 (f)	42,700,000	41,075,397
Uniform Mortgage Backed Securities 5% 3/1/2055 (f)	115,825,000	113,942,844
Uniform Mortgage Backed Securities 6% 3/1/2055 (f)	97,175,000	98,746,504
Uniform Mortgage Backed Securities 6.5% 3/1/2055 (f)	75,750,000	78,028,416
Uniform Mortgage Backed Securities 7% 3/1/2055 (f)	82,050,000	85,934,994
TOTAL UNITED STATES		15,785,188,007
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $17,507,936,568)		15,785,188,007

U.S. Government Agency Obligations - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Financials - 0.2%
Financial Services - 0.2%
Fannie Mae 0.75% 10/8/2027	16,844,000	15,520,334
Fannie Mae 0.875% 8/5/2030	40,385,000	34,139,709
Fannie Mae 1.875% 9/24/2026	10,605,000	10,263,520
Fannie Mae 2.125% 4/24/2026	3,177,000	3,108,903
Fannie Mae 6.625% 11/15/2030	9,666,000	10,879,986
Federal Home Loan Bank 4.375% 9/8/2028	5,990,000	6,063,130
Federal Home Loan Bank 5.5% 7/15/2036	13,190,000	14,455,615
Freddie Mac Non Gold Pool 6.25% 7/15/2032	6,116,000	6,921,184
Freddie Mac Non Gold Pool 6.75% 3/15/2031	20,653,000	23,504,094
		124,856,475
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Tennessee Valley Authority 0.75% 5/15/2025	27,394,000	27,189,970
Tennessee Valley Authority 4.25% 9/15/2065	5,896,000	5,057,899
Tennessee Valley Authority 5.25% 9/15/2039	15,887,000	16,916,911
Tennessee Valley Authority 5.375% 4/1/2056	4,286,000	4,531,971
		53,696,751
TOTAL UNITED STATES		178,553,226
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $189,255,100)		178,553,226

U.S. Treasury Obligations - 45.1%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	1.02 to 1.20	172,262,300	109,702,824
US Treasury Bonds 1.125% 8/15/2040	1.83 to 1.88	46,741,200	29,483,473
US Treasury Bonds 1.25% 5/15/2050	1.48	23,148,300	11,687,179
US Treasury Bonds 1.375% 11/15/2040	1.67 to 2.09	42,617,700	27,869,645
US Treasury Bonds 1.375% 8/15/2050	2.30	17,747,800	9,206,671
US Treasury Bonds 1.625% 11/15/2050	1.58 to 1.84	144,329,200	79,944,846
US Treasury Bonds 1.75% 8/15/2041	1.97 to 3.50	185,755,300	126,756,224
US Treasury Bonds 1.875% 11/15/2051	1.89 to 2.35	107,574,100	63,035,901
US Treasury Bonds 1.875% 2/15/2041	2.16	60,554,000	42,811,205
US Treasury Bonds 1.875% 2/15/2051	2.12 to 2.41	176,269,200	104,033,255
US Treasury Bonds 2% 11/15/2041	3.40	67,944,100	48,046,564
US Treasury Bonds 2% 2/15/2050	1.43 to 1.70	17,589,900	10,822,598
US Treasury Bonds 2% 8/15/2051	1.93 to 3.25	272,799,800	165,342,254
US Treasury Bonds 2.25% 2/15/2052	3.15 to 3.20	109,990,100	70,677,232
US Treasury Bonds 2.25% 5/15/2041	1.80 to 2.87	172,934,300	129,038,712
US Treasury Bonds 2.25% 8/15/2046	3.07 to 3.15	25,430,300	17,311,478
US Treasury Bonds 2.25% 8/15/2049	2.21 to 2.22	15,289,700	10,013,559
US Treasury Bonds 2.375% 11/15/2049	2.39	8,121,000	5,452,807
US Treasury Bonds 2.375% 2/15/2042	2.45 to 3.48	48,988,400	36,601,649
US Treasury Bonds 2.375% 5/15/2051	1.89 to 3.09	217,870,400	144,960,411
US Treasury Bonds 2.5% 2/15/2045	2.86 to 3.10	56,988,800	41,557,302
US Treasury Bonds 2.5% 2/15/2046	3.09	20,048,400	14,431,715
US Treasury Bonds 2.75% 11/15/2042	2.57	1,066,200	835,676
US Treasury Bonds 2.75% 11/15/2047	2.18 to 3.10	27,658,500	20,443,521
US Treasury Bonds 2.75% 8/15/2047	2.94	7,039,000	5,213,534
US Treasury Bonds 2.875% 5/15/2043	1.91 to 2.99	89,343,900	70,986,521
US Treasury Bonds 2.875% 5/15/2052	2.92 to 3.34	167,800,000	124,014,688
US Treasury Bonds 3% 11/15/2044	2.22 to 2.97	41,912,600	33,379,457
US Treasury Bonds 3% 11/15/2045	2.61	16,313,000	12,882,809
US Treasury Bonds 3% 2/15/2047	2.87	10,813,300	8,431,417
US Treasury Bonds 3% 5/15/2045	1.38 to 2.96	119,853,100	95,067,853
US Treasury Bonds 3% 5/15/2047	2.87 to 2.93	19,395,700	15,089,248
US Treasury Bonds 3% 8/15/2052	3.27 to 4.39	353,800,000	268,169,344
US Treasury Bonds 3.125% 2/15/2043	2.92 to 2.97	23,006,500	19,040,575
US Treasury Bonds 3.125% 8/15/2044	2.41 to 3.09	72,478,200	59,035,759
US Treasury Bonds 3.25% 5/15/2042	3.16 to 4.58	271,300,000	231,071,297
US Treasury Bonds 3.375% 11/15/2048	3.01	4,631,400	3,806,251
US Treasury Bonds 3.375% 5/15/2044	2.17 to 3.20	147,526,800	125,380,491
US Treasury Bonds 3.375% 8/15/2042	3.51 to 4.61	273,700,000	236,643,587
US Treasury Bonds 3.625% 2/15/2044	3.33 to 3.44	2,123,200	1,876,129
US Treasury Bonds 3.625% 2/15/2053	3.66 to 4.11	87,850,000	75,290,195
US Treasury Bonds 3.625% 5/15/2053	3.83 to 4.04	108,800,000	93,304,499
US Treasury Bonds 3.625% 8/15/2043	2.06 to 3.81	65,327,400	57,888,753
US Treasury Bonds 3.75% 11/15/2043	3.59	1,969,500	1,774,473
US Treasury Bonds 3.875% 2/15/2043	4.12 to 4.28	54,200,000	50,012,203
US Treasury Bonds 3.875% 5/15/2043	4.01 to 4.09	57,550,000	52,936,343
US Treasury Bonds 4% 11/15/2042	3.74 to 4.13	245,800,000	231,100,007
US Treasury Bonds 4% 11/15/2052	3.60 to 3.97	310,100,000	284,238,144
US Treasury Bonds 4.125% 8/15/2044	4.13 to 4.60	281,250,000	266,000,977
US Treasury Bonds 4.125% 8/15/2053	4.70 to 5.03	119,400,000	111,970,149
US Treasury Bonds 4.25% 11/15/2040	4.58	644,300	632,270
US Treasury Bonds 4.25% 2/15/2054	4.34 to 4.78	406,859,000	390,282,673
US Treasury Bonds 4.25% 5/15/2039	4.57	6,384,200	6,317,365
US Treasury Bonds 4.25% 8/15/2054	4.09 to 4.48	290,200,000	278,864,063
US Treasury Bonds 4.375% 11/15/2039	4.71	79,500	79,527
US Treasury Bonds 4.375% 2/15/2038	3.00	20,954,900	21,187,368
US Treasury Bonds 4.375% 5/15/2040	3.99	6,354,800	6,345,119
US Treasury Bonds 4.375% 5/15/2041	3.51	6,610,300	6,567,178
US Treasury Bonds 4.375% 8/15/2043	4.90 to 5.23	185,800,000	182,606,563
US Treasury Bonds 4.5% 11/15/2054	4.37 to 4.78	105,440,000	105,720,075
US Treasury Bonds 4.5% 2/15/2036 (c)	2.16 to 2.94	20,270,200	20,937,691
US Treasury Bonds 4.5% 2/15/2044	4.50 to 4.90	57,150,000	56,962,477
US Treasury Bonds 4.5% 5/15/2038	3.07 to 3.18	5,410,000	5,538,699
US Treasury Bonds 4.5% 8/15/2039	4.57	4,449,500	4,517,112
US Treasury Bonds 4.625% 11/15/2044	4.47 to 4.86	41,850,000	42,307,734
US Treasury Bonds 4.625% 2/15/2040	4.53	8,282,000	8,501,020
US Treasury Bonds 4.625% 2/15/2055	4.47	91,800,000	93,965,993
US Treasury Bonds 4.625% 5/15/2044	4.16 to 4.71	71,850,000	72,708,832
US Treasury Bonds 4.625% 5/15/2054	4.34 to 4.63	108,100,000	110,401,347
US Treasury Bonds 4.75% 11/15/2043	4.10 to 4.69	142,750,000	147,038,076
US Treasury Bonds 4.75% 2/15/2041	4.50	4,764,800	4,946,272
US Treasury Bonds 6.25% 5/15/2030	4.68 to 4.69	48,578,300	53,605,015
US Treasury Notes 0.375% 1/31/2026	0.75	12,600	12,173
US Treasury Notes 0.375% 7/31/2027	0.48 to 0.65	251,926,900	231,241,338
US Treasury Notes 0.375% 9/30/2027	0.55	49,873,800	45,517,635
US Treasury Notes 0.5% 10/31/2027	0.61	354,566,400	323,680,341
US Treasury Notes 0.625% 11/30/2027	0.63	37,166,200	33,956,260
US Treasury Notes 0.625% 12/31/2027	0.76	42,643,200	38,850,287
US Treasury Notes 0.625% 5/15/2030	1.39 to 1.69	293,611,700	246,932,026
US Treasury Notes 0.625% 7/31/2026	0.77	184,630,600	176,040,949
US Treasury Notes 0.625% 8/15/2030	0.71	30,689,000	25,583,357
US Treasury Notes 0.75% 5/31/2026	0.85	102,419,100	98,322,336
US Treasury Notes 0.75% 8/31/2026	0.81 to 0.97	301,288,200	287,035,855
US Treasury Notes 0.875% 6/30/2026	0.69	74,538,400	71,495,719
US Treasury Notes 0.875% 9/30/2026	1.41	155,613,600	148,167,246
US Treasury Notes 1.125% 10/31/2026	1.23 to 1.83	125,566,200	119,763,668
US Treasury Notes 1.125% 2/28/2027	0.89	143,363,000	135,573,237
US Treasury Notes 1.125% 2/29/2028	1.28	262,029,200	241,158,983
US Treasury Notes 1.125% 8/31/2028	1.12 to 1.30	64,237,900	58,283,348
US Treasury Notes 1.25% 11/30/2026	3.75	60,243,000	57,463,821
US Treasury Notes 1.25% 12/31/2026	2.49	111,103,900	105,752,685
US Treasury Notes 1.25% 5/31/2028	1.26	78,200,900	71,749,326
US Treasury Notes 1.25% 6/30/2028	0.99 to 1.79	329,982,900	302,063,251
US Treasury Notes 1.25% 8/15/2031	1.78 to 3.17	214,724,400	180,360,109
US Treasury Notes 1.375% 12/31/2028	1.62 to 1.89	106,426,700	96,586,387
US Treasury Notes 1.375% 8/31/2026	1.64	46,589,200	44,812,987
US Treasury Notes 1.5% 1/31/2027	1.61 to 2.95	380,445,400	363,057,858
US Treasury Notes 1.5% 11/30/2028	1.71 to 1.75	41,895,000	38,296,285
US Treasury Notes 1.5% 2/15/2030	0.61 to 0.73	723,989,900	642,484,478
US Treasury Notes 1.5% 8/15/2026	2.82 to 2.83	104,698,300	100,984,782
US Treasury Notes 1.625% 11/30/2026	1.79	45,784,800	43,960,562
US Treasury Notes 1.625% 2/15/2026	1.82	300	292
US Treasury Notes 1.625% 5/15/2026	1.46	4,456,300	4,328,704
US Treasury Notes 1.625% 5/15/2031	3.75	30,670,000	26,573,878
US Treasury Notes 1.625% 8/15/2029	0.71 to 1.88	16,548,200	14,972,242
US Treasury Notes 1.75% 1/31/2029	2.72	110,873,300	101,916,816
US Treasury Notes 1.875% 2/28/2027	1.70 to 3.00	166,928,500	160,205,715
US Treasury Notes 1.875% 6/30/2026	1.73	21,677,700	21,071,402
US Treasury Notes 2% 11/15/2026	2.38 to 2.56	37,465,000	36,226,899
US Treasury Notes 2.25% 11/15/2027	2.72	36,348,700	34,757,025
US Treasury Notes 2.25% 2/15/2027	2.40	24,750,900	23,942,628
US Treasury Notes 2.25% 8/15/2027	2.33 to 3.05	337,064,100	323,594,702
US Treasury Notes 2.375% 5/15/2029	1.68	20,543,700	19,261,324
US Treasury Notes 2.5% 2/28/2026	2.28	72,343,000	71,186,077
US Treasury Notes 2.5% 3/31/2027	3.06	5,000,000	4,854,102
US Treasury Notes 2.625% 2/15/2029	2.15 to 2.73	56,726,000	53,889,700
US Treasury Notes 2.625% 5/31/2027	3.26 to 3.40	39,800,000	38,643,313
US Treasury Notes 2.625% 7/31/2029	2.79 to 3.15	603,100,000	569,646,797
US Treasury Notes 2.75% 2/15/2028	2.78	40,000	38,649
US Treasury Notes 2.75% 4/30/2027	2.83 to 3.07	243,000,000	236,820,585
US Treasury Notes 2.75% 5/31/2029	2.88	32,300,000	30,726,637
US Treasury Notes 2.75% 7/31/2027	2.65 to 3.19	323,600,000	314,524,030
US Treasury Notes 2.75% 8/15/2032	2.80 to 4.25	648,086,000	591,302,526
US Treasury Notes 2.875% 4/30/2029	3.10 to 3.41	33,500,000	32,060,547
US Treasury Notes 2.875% 5/15/2028	2.48 to 2.87	139,624,800	135,026,999
US Treasury Notes 2.875% 5/15/2032	3.05	42,500,000	39,232,813
US Treasury Notes 2.875% 8/15/2028	1.76 to 2.65	150,635,300	145,274,801
US Treasury Notes 3.125% 11/15/2028	2.50 to 2.75	19,870,000	19,280,109
US Treasury Notes 3.125% 8/31/2029	3.29 to 3.59	59,600,000	57,437,172
US Treasury Notes 3.25% 6/30/2027	3.00 to 3.05	72,000,000	70,866,562
US Treasury Notes 3.375% 5/15/2033	3.62 to 3.70	221,600,000	209,740,939
US Treasury Notes 3.375% 9/15/2027	3.56 to 3.83	378,750,000	373,335,057
US Treasury Notes 3.5% 1/31/2028	3.49 to 4.20	414,100,000	408,713,466
US Treasury Notes 3.5% 1/31/2030	4.07	125,900,000	122,993,480
US Treasury Notes 3.5% 2/15/2033	3.91 to 3.97	115,200,000	110,245,500
US Treasury Notes 3.5% 4/30/2028	3.76 to 3.86	312,800,000	308,257,112
US Treasury Notes 3.5% 9/30/2026	3.65 to 3.99	1,101,750,000	1,092,841,316
US Treasury Notes 3.5% 9/30/2029	3.57 to 3.89	317,990,000	311,232,713
US Treasury Notes 3.625% 3/31/2028	3.51 to 3.58	152,800,000	151,254,093
US Treasury Notes 3.625% 3/31/2030	3.47 to 3.73	119,300,000	117,081,766
US Treasury Notes 3.625% 5/31/2028	3.99 to 4.11	199,900,000	197,729,210
US Treasury Notes 3.625% 8/31/2029	3.71	74,150,000	73,002,992
US Treasury Notes 3.625% 9/30/2031	3.72 to 3.97	153,460,000	149,329,768
US Treasury Notes 3.75% 12/31/2028	3.84	87,800,000	87,014,602
US Treasury Notes 3.75% 12/31/2030	4.00	20,950,000	20,609,563
US Treasury Notes 3.75% 4/15/2026	3.73 to 4.07	177,400,000	176,713,960
US Treasury Notes 3.75% 5/31/2030	3.70 to 3.98	175,600,000	173,219,796
US Treasury Notes 3.75% 6/30/2030	4.08	41,700,000	41,126,625
US Treasury Notes 3.75% 8/31/2026	3.59 to 3.93	287,350,000	286,104,068
US Treasury Notes 3.75% 8/31/2031	3.62	72,350,000	70,936,914
US Treasury Notes 3.875% 10/15/2027	4.12	194,800,000	194,313,000
US Treasury Notes 3.875% 11/30/2027	3.77 to 4.01	55,100,000	54,951,488
US Treasury Notes 3.875% 11/30/2029	3.72	51,600,000	51,285,563
US Treasury Notes 3.875% 12/31/2027	3.64 to 4.01	234,000,000	233,385,352
US Treasury Notes 3.875% 12/31/2029	3.58	36,600,000	36,366,961
US Treasury Notes 3.875% 8/15/2033	4.57 to 4.88	444,400,000	435,355,767
US Treasury Notes 3.875% 8/15/2034	3.79 to 4.28	252,340,000	246,040,155
US Treasury Notes 3.875% 9/30/2029	3.79 to 3.97	73,200,000	72,771,093
US Treasury Notes 4% 1/15/2027	4.22	67,450,000	67,442,096
US Treasury Notes 4% 1/31/2029	3.87	202,100,000	202,084,212
US Treasury Notes 4% 1/31/2031	3.91 to 4.28	117,950,000	117,503,080
US Treasury Notes 4% 10/31/2029	3.58 to 4.14	138,800,000	138,680,718
US Treasury Notes 4% 12/15/2027	4.22 to 4.48	238,000,000	238,181,713
US Treasury Notes 4% 2/15/2034	4.19 to 4.69	242,150,000	238,848,815
US Treasury Notes 4% 2/28/2030	3.55	46,600,000	46,592,719
US Treasury Notes 4% 2/29/2028	3.65	111,400,000	111,465,274
US Treasury Notes 4% 6/30/2028	4.24	54,700,000	54,732,051
US Treasury Notes 4% 7/31/2029	3.63	85,400,000	85,354,789
US Treasury Notes 4% 7/31/2030	4.14	35,300,000	35,229,676
US Treasury Notes 4.125% 1/31/2027	4.20	388,700,000	389,550,281
US Treasury Notes 4.125% 10/31/2026	4.16	393,600,000	394,215,000
US Treasury Notes 4.125% 10/31/2027	3.66 to 4.27	396,200,000	397,685,750
US Treasury Notes 4.125% 10/31/2029	4.15	23,150,000	23,258,516
US Treasury Notes 4.125% 10/31/2031	4.13 to 4.22	180,620,000	180,902,219
US Treasury Notes 4.125% 11/15/2027	4.11	171,400,000	172,036,055
US Treasury Notes 4.125% 11/30/2029	4.08	127,350,000	128,006,648
US Treasury Notes 4.125% 11/30/2031	4.32	67,050,000	67,146,908
US Treasury Notes 4.125% 2/29/2032	4.10	163,000,000	163,203,750
US Treasury Notes 4.125% 3/31/2029	4.20 to 4.33	131,700,000	132,276,188
US Treasury Notes 4.125% 3/31/2031	4.33	21,850,000	21,906,332
US Treasury Notes 4.125% 6/15/2026	4.33 to 4.50	66,900,000	66,957,493
US Treasury Notes 4.125% 7/31/2028	4.18	52,950,000	53,196,135
US Treasury Notes 4.125% 7/31/2031	3.81 to 3.96	319,950,000	320,573,103
US Treasury Notes 4.125% 8/31/2030	4.20 to 4.63	258,800,000	259,679,516
US Treasury Notes 4.125% 9/30/2027	3.89 to 4.39	282,400,000	283,503,125
US Treasury Notes 4.25% 1/15/2028	4.24 to 4.28	418,350,000	421,454,944
US Treasury Notes 4.25% 1/31/2030	4.33	141,900,000	143,385,516
US Treasury Notes 4.25% 11/15/2034	4.19 to 4.58	308,630,000	309,835,586
US Treasury Notes 4.25% 11/30/2026	4.24	80,000,000	80,306,250
US Treasury Notes 4.25% 12/31/2026	4.25	125,150,000	125,668,199
US Treasury Notes 4.25% 2/15/2028	3.96	176,150,000	177,526,049
US Treasury Notes 4.25% 2/28/2029	4.13 to 4.24	204,400,000	206,228,421
US Treasury Notes 4.25% 2/28/2031	4.15 to 4.27	304,850,000	307,731,784
US Treasury Notes 4.375% 1/31/2032	4.44	227,100,000	230,825,859
US Treasury Notes 4.375% 11/30/2028	3.92 to 4.29	247,600,000	250,801,391
US Treasury Notes 4.375% 11/30/2030	3.81 to 4.36	240,500,000	244,323,575
US Treasury Notes 4.375% 12/15/2026	3.98	29,250,000	29,428,242
US Treasury Notes 4.375% 12/31/2029	4.39	27,450,000	27,878,906
US Treasury Notes 4.375% 5/15/2034	3.78 to 4.49	126,050,000	127,832,425
US Treasury Notes 4.375% 7/31/2026	4.26	117,200,000	117,717,328
US Treasury Notes 4.5% 11/15/2033	3.79 to 4.34	395,900,000	405,349,021
US Treasury Notes 4.5% 12/31/2031	4.49	30,700,000	31,429,125
US Treasury Notes 4.5% 5/31/2029	4.49	78,350,000	79,843,547
US Treasury Notes 4.625% 2/15/2035	4.20	130,950,000	135,431,410
US Treasury Notes 4.625% 4/30/2029	4.72	31,000,000	31,727,773
US Treasury Notes 4.625% 4/30/2031	4.70	58,900,000	60,641,691
US Treasury Notes 4.625% 5/31/2031	4.37 to 4.49	160,200,000	164,943,423
US Treasury Notes 4.625% 6/30/2026	4.73	110,000,000	110,786,328
US Treasury Notes 4.625% 9/30/2028	4.60	181,900,000	185,687,214
US Treasury Notes 4.75% 2/15/2045	4.52	109,150,000	112,458,609
US Treasury Notes 4.875% 10/31/2028	4.52 to 4.82	191,946,000	197,614,405
US Treasury Notes 4.875% 10/31/2030	4.89	123,100,000	128,168,258
US Treasury Notes 4.875% 4/30/2026	5.03	25,650,000	25,869,428
US Treasury Notes 4.875% 5/31/2026	4.86	409,600,000	413,471,998
TOTAL U.S. TREASURY OBLIGATIONS (Cost $29,484,637,668)			28,062,085,394

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.35	433,268,651	433,355,306
Fidelity Securities Lending Cash Central Fund (i)(j)	4.35	413,120,065	413,161,377
TOTAL MONEY MARKET FUNDS (Cost $846,516,683)			846,516,683

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $68,405,151,050)	63,607,107,637
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(1,309,990,636)
NET ASSETS - 100.0%	62,297,117,001

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 3% 3/1/2055	(3,700,000)	(3,293,450)
Ginnie Mae II Pool 5.5% 3/1/2055	(38,125,000)	(38,231,662)
Ginnie Mae II Pool 6% 3/1/2055	(40,450,000)	(40,999,089)
Uniform Mortgage Backed Securities 2% 3/1/2055	(50,250,000)	(40,188,221)
Uniform Mortgage Backed Securities 4.5% 3/1/2055	(42,700,000)	(41,133,777)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(163,846,199)

TOTAL TBA SALE COMMITMENTS (Proceeds $161,952,668)		(163,846,199)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $125,291,874 or 0.2% of net assets.

(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	301,450,832	5,520,047,054	5,388,142,580	5,620,002	-	-	433,355,306	433,268,651	0.9%
Fidelity Securities Lending Cash Central Fund	117,745,288	5,467,356,895	5,171,940,806	1,159,567	-	-	413,161,377	413,120,065	1.7%
Total	419,196,120	10,987,403,949	10,560,083,386	6,779,569	-	-	846,516,683	846,388,716

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	249,260,951	-	249,260,951	-

Bank Notes
Financials	60,916,545	-	60,916,545	-

Commercial Mortgage Securities	858,265,289	-	858,265,289	-

Foreign Government and Government Agency Obligations	773,558,641	-	773,558,641	-

Municipal Securities
Education	11,562,606	-	11,562,606	-
Electric Utilities	25,317,905	-	25,317,905	-
General Obligations	102,705,449	-	102,705,449	-
Health Care	14,207,738	-	14,207,738	-
Special Tax	30,450,347	-	30,450,347	-
Transportation	67,354,238	-	67,354,238	-
Water & Sewer	16,459,130	-	16,459,130	-

Non-Convertible Corporate Bonds
Communication Services	1,194,597,789	-	1,194,597,789	-
Consumer Discretionary	863,563,057	-	863,563,057	-
Consumer Staples	957,314,681	-	957,314,681	-
Energy	1,078,611,191	-	1,078,611,191	-
Financials	5,877,904,076	-	5,877,904,076	-
Health Care	1,733,957,973	-	1,733,957,973	-
Industrials	1,002,274,892	-	1,002,274,892	-
Information Technology	1,223,509,515	-	1,223,509,515	-
Materials	454,454,206	-	454,454,206	-
Real Estate	545,959,186	-	545,959,186	-
Utilities	1,592,558,922	-	1,592,558,922	-

U.S. Government Agency - Mortgage Securities	15,785,188,007	-	15,785,188,007	-

U.S. Government Agency Obligations
Financials	124,856,475	-	124,856,475	-
Utilities	53,696,751	-	53,696,751	-

U.S. Treasury Obligations	28,062,085,394	-	28,062,085,394	-

Money Market Funds	846,516,683	846,516,683	-	-
Total Investments in Securities:	63,607,107,637	846,516,683	62,760,590,954	-
Other Financial Instruments:

TBA Sale Commitments	(163,846,199)	-	(163,846,199)	-
Total Other Financial Instruments:	(163,846,199)	-	(163,846,199)	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $400,372,380) - See accompanying schedule:
Unaffiliated issuers (cost $67,558,634,367)	$62,760,590,954
Fidelity Central Funds (cost $846,516,683)	846,516,683

Total Investment in Securities (cost $68,405,151,050)		$63,607,107,637
Cash		339,648
Foreign currency held at value (cost $925)		883
Receivable for investments sold		302,131,003
Receivable for TBA sale commitments		161,952,668
Receivable for fund shares sold		115,165,889
Interest receivable		427,984,865
Distributions receivable from Fidelity Central Funds		701,242
Other receivables		723,975
Total assets		64,616,107,810
Liabilities
Payable for investments purchased
Regular delivery	$706,704,454
Delayed delivery	882,879,748
TBA sale commitments, at value	163,846,199
Payable for fund shares redeemed	137,136,383
Distributions payable	13,260,286
Accrued management fee	1,278,628
Other payables and accrued expenses	723,733
Collateral on securities loaned	413,161,378
Total liabilities		2,318,990,809
Net Assets		$62,297,117,001
Net Assets consist of:
Paid in capital		$68,904,576,580
Total accumulated earnings (loss)		(6,607,459,579)
Net Assets		$62,297,117,001
Net Asset Value, offering price and redemption price per share ($62,297,117,001 ÷ 5,968,951,899 shares)		$10.44
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Interest		$1,088,374,995
Income from Fidelity Central Funds (including $1,159,567 from security lending)		6,779,569
Total income		1,095,154,564
Expenses
Management fee	$7,487,966
Independent trustees' fees and expenses	80,682
Total expenses before reductions	7,568,648
Expense reductions	(18,799)
Total expenses after reductions		7,549,849
Net Investment income (loss)		1,087,604,715
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(104,161,140)
Total net realized gain (loss)		(104,161,140)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(410,878,074)
Assets and liabilities in foreign currencies	(58)
TBA Sale commitments	(3,321,941)
Total change in net unrealized appreciation (depreciation)		(414,200,073)
Net gain (loss)		(518,361,213)
Net increase (decrease) in net assets resulting from operations		$569,243,502
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,087,604,715	$1,972,899,759
Net realized gain (loss)	(104,161,140)	(1,070,915,038)
Change in net unrealized appreciation (depreciation)	(414,200,073)	2,975,600,934
Net increase (decrease) in net assets resulting from operations	569,243,502	3,877,585,655
Distributions to shareholders	(1,042,554,331)	(1,881,357,002)

Share transactions
Proceeds from sales of shares	12,581,510,341	19,678,817,920
Reinvestment of distributions	961,956,139	1,751,942,028
Cost of shares redeemed	(9,910,234,002)	(24,303,852,918)

Net increase (decrease) in net assets resulting from share transactions	3,633,232,478	(2,873,092,970)
Total increase (decrease) in net assets	3,159,921,649	(876,864,317)

Net Assets
Beginning of period	59,137,195,352	60,014,059,669
End of period	$62,297,117,001	$59,137,195,352

Other Information
Shares
Sold	1,211,789,459	1,930,888,877
Issued in reinvestment of distributions	92,707,974	172,143,626
Redeemed	(955,967,955)	(2,402,920,728)
Net increase (decrease)	348,529,478	(299,888,225)

Financial Highlights
Fidelity® U.S. Bond Index Fund

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.52	$10.14	$10.55	$12.20	$12.57	$12.08
Income from Investment Operations
Net investment income (loss) A,B	.186	.351	.304	.236	.222	.291
Net realized and unrealized gain (loss)	(.087)	.364	(.427)	(1.626)	(.245)	.481
Total from investment operations	.099	.715	(.123)	(1.390)	(.023)	.772
Distributions from net investment income	(.179)	(.335)	(.287)	(.230)	(.224)	(.282)
Distributions from net realized gain	-	-	-	(.030)	(.123)	-
Total distributions	(.179)	(.335)	(.287)	(.260)	(.347)	(.282)
Net asset value, end of period	$10.44	$10.52	$10.14	$10.55	$12.20	$12.57
Total Return C,D	.96%	7.21%	(1.16)%	(11.52)%	(.17)%	6.48%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.03% G	.02% H	.02% H	.02% H	.03%	.03%
Expenses net of fee waivers, if any	.03 % G	.02% H	.02% H	.02% H	.03%	.03%
Expenses net of all reductions	.03% G	.02% H	.02% H	.02% H	.02%	.03%
Net investment income (loss)	3.62% G	3.45%	2.97%	2.08%	1.81%	2.38%
Supplemental Data
Net assets, end of period (000 omitted)	$62,297,117	$59,137,195	$60,014,060	$55,576,531	$59,844,299	$55,526,350
Portfolio turnover rate I	55 % G	43%	34%	50% J	76%	59% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2025

1. Organization.
Fidelity U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity U.S. Bond Index Fund	$723,737

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$364,234,033
Gross unrealized depreciation	(5,006,414,830)
Net unrealized appreciation (depreciation)	$(4,642,180,797)
Tax cost	$68,247,394,903

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(565,099,041)
Long-term	(1,295,115,116)
Total capital loss carryforward	$(1,860,214,157)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity U.S. Bond Index Fund	7,130,243,113	6,489,833,449
5. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .025% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .025% of average net assets. This expense contract will remain in place through October 31, 2025.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity U.S. Bond Index Fund	124,942	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $18,799.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity U.S. Bond Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary (subject to certain limited exceptions) fee rate. The Board also considered other expenses such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees paid by FMR under the unitary fee arrangement. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.925933.113
UII-UDV-SANN-0425

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	April 22, 2025